UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Item 1.	Reports to Shareholders.

Annual Report
June 30, 2019
SPDR® Series Trust - Equity Funds
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P Aerospace & Defense Select Industry Index represents the aerospace & defense segment of the S&P Total Market Index.
The S&P Banks Select Industry Index represents the banks segment of the S&P Total Market Index.
The S&P Homebuilders Select Industry Index represents the homebuilders segment of the S&P Total Market Index.
The S&P Oil & Gas Exploration & Production Select Industry Index represents the oil and gas exploration and production segment of the S&P Total Market Index.
The S&P Regional Banks Select Industry Index represents the regional banks segment of the S&P Total Market Index.
See accompanying notes to financial statements.
1

SPDR S&P Aerospace & Defense ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Aerospace & Defense Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 20.75%, and the Index was 21.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, securities lending, and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Aerospace & Defense industry has been in the midst of a dominating period, with the Index gaining over 21% during this most recent fiscal year after adding over 25% during the prior cycle. The advances this time around more than doubled the positive gains produced by the broader S&P 500 Index over the same period. Defense stocks have continued to enjoy the increased focus on both military spending and counter-terrorism during the current extraordinary period of trade wars and general global disharmony. Aerospace stocks, too, performed well during the fiscal year. As unemployment rates declined, consumers had more discretionary funds to dedicate to travel. Even Boeing was able to overcome their disastrous public relations issues faced during the third fiscal quarter. After multiple crashes globally in a relative short period of time, US regulators halted the sale of the 737 Max, Boeing’s top-selling aircraft. Long-standing contracts, as well as limited competition and general goodwill confidence in the mature company helped the stock actually gain more than 8% during the fiscal year.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were HEICO Corporation, Kratos Defense & Security Solutions, Inc., and Mercury Systems, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were AAR CORP., Raytheon Co, and Textron Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR S&P Aerospace & Defense ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index
ONE YEAR	20.75%	20.70%	21.09%	20.75%	20.70%	21.09%
FIVE YEARS	121.47%	121.48%	125.42%	17.24%	17.24%	17.65%
SINCE INCEPTION(1)	366.41%	366.37%	379.77%	21.95%	21.95%	22.42%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	For the period September 28, 2011 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR S& P Aerospace & Defense ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Arconic, Inc.	4.4%
Aerojet Rocketdyne Holdings, Inc.	4.3
Curtiss-Wright Corp.	4.3
Teledyne Technologies, Inc.	4.2
Textron, Inc.	4.2
General Dynamics Corp.	4.2
HEICO Corp.	4.2
Mercury Systems, Inc.	4.2
Hexcel Corp.	4.1
Boeing Co.	4.1
TOTAL	42.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Aerospace & Defense	100.0%
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Bank ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. The Fund’s benchmark is the S&P Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –5.72%, and the Index was –5.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
A myriad of woes plagued bank stocks during the Reporting Period, including fears of a recession, rising interest rates, Brexit, the potential for a government shutdown and heightened trade risk concerns. While these fears subsided temporarily during the third quarter of the Reporting Period – the only timeframe to yield positive performance when some losses were partially recouped – these conditions won out and were the driver of negative returns leading the Index to finish the Reporting Period at –5.51%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were LendingTree, Inc., Radian Group, Inc., and Essent Group, Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Texas Capital Bancshares, Inc., FCB Financial Holdings, Inc. Class A, and Synovus Financial Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR S&P Bank ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Banks Select Industry Index(2)	Net Asset Value	Market Value	S&P Banks Select Industry Index(2)
ONE YEAR	– 5.72%	– 5.77%	– 5.51%	– 5.72%	– 5.77%	– 5.51%
FIVE YEARS	42.08%	42.01%	44.35%	7.28%	7.27%	7.62%
TEN YEARS(1)	181.75%	181.67%	N/A	10.91%	10.91%	N/A

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2009 through October 23, 2011 and the S&P Banks Select Industry Index from October 24, 2011 through June 30, 2019.
The total expense ratio for SPDR S& P Bank ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent
See accompanying notes to financial statements.
6

SPDR S&P Bank ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
LendingTree, Inc.	1.7%
Synovus Financial Corp.	1.6
East West Bancorp, Inc.	1.6
Sterling Bancorp	1.6
Signature Bank	1.6
Wells Fargo & Co.	1.6
Citigroup, Inc.	1.6
New York Community Bancorp, Inc.	1.6
KeyCorp	1.6
Comerica, Inc.	1.6
TOTAL	16.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Regional Banks	77.0%
Thrifts & Mortgage Finance	8.7
Diversified Banks	7.9
Asset Management & Custody Banks	3.1
Other Diversified Financial Services	3.1
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P HOMEBUILDERS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Homebuilders Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 6.59%, and the Index was 6.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Homebuilders experienced a mixed bag of performance during the fiscal year, but ended the Reporting Period with positive returns overall. The Federal Reserve continued its string of rate hikes during the second half of 2018, which tends to have a negative effect on new-home sales, as borrowing becomes less attractive for buyers. Not surprisingly, the Index declined significantly during that period. However, in early 2019, expectations switched abruptly to a period of falling rates and homebuilder stocks surged. Strong performance in the first half of 2019 outpaced the earlier losses and resulted in a net positive return for the Index. Other factors contributing to the positive performance included the relatively healthy U.S. economy and low unemployment rate, whereas higher home prices and construction costs as well as decreased consumer sentiment kept returns in check.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Lennox International, Inc., Allegion PLC, and Johnson Controls International PLC. The top negative contributors to the Fund’s performance during the Reporting Period were Leggett & Platt, Inc, AO Smith Corporation, and Mohawk Industries, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P Homebuilders ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index
ONE YEAR	6.59%	6.54%	6.92%	6.59%	6.54%	6.92%
FIVE YEARS	32.29%	32.23%	34.35%	5.76%	5.75%	6.08%
TEN YEARS	286.90%	286.88%	298.91%	14.49%	14.49%	14.84%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Homebuilders ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Williams-Sonoma, Inc.	4.7%
Whirlpool Corp.	4.7
Johnson Controls International PLC	4.6
Masco Corp.	4.5
Lowe's Cos., Inc.	4.5
Home Depot, Inc.	4.5
Owens Corning	4.5
Lennox International, Inc.	4.4
Fortune Brands Home & Security, Inc.	4.4
Allegion PLC	4.3
TOTAL	45.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Building Products	36.1%
Homebuilding	28.6
Household Appliances	10.6
Home Furnishings	9.4
Home Improvement Retail	9.0
Homefurnishing Retail	6.2
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Exploration & Production ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –36.12%, and the Index was –35.95%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
For the Reporting Period the Energy sector was the only sector with negative returns in the S&P 500 Index. Within the Energy sector, Oil and Gas Exploration was one of the worst performing sub industries, which was heavily weighed down by drops in crude oil prices amid fears of a slowing global economy despite promises from the Organization of Petroleum Exporting Countries and Russia to extend production cuts. While in the first half of 2019 WTI crude oil prices were up nearly 29%, at $58 it still remained 21% below the price 12 month prior when oil was trading at $74. In December of 2018 oil prices hit the lowest levels during the Reporting Period propelled by concerns for slowing economic growth. According to the American Petroleum Institute June report the U.S. sustained record production despite less drilling and as of the end of June 2019 petroleum inventories were above the 5-year average. The increase in total inventories was driven by refined products with strong refinery throughput outpacing demand growth. While at the end of June petroleum demand reached its highest level for June since 2005, U.S. leading economic indicators continued slipping.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were World Fuel Services Corp, CVR Energy, Inc., and Andeavor. The top negative contributors to the Fund’s performance during the Reporting Period were Gulfport Energy Corp, Range Resources Corp, and Antero Resources Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR S&P Oil & Gas Exploration & Production ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index
ONE YEAR	– 36.12%	– 36.13%	– 35.95%	– 36.12%	– 36.13%	– 35.95%
FIVE YEARS	– 65.04%	– 65.04%	– 64.88%	– 18.96%	– 18.96%	– 18.88%
TEN YEARS	– 5.14%	– 5.08%	– 3.65%	– 0.53%	– 0.52%	– 0.37%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
PBF Energy, Inc. Class A	2.5%
Oasis Petroleum, Inc.	2.3
Whiting Petroleum Corp.	2.3
California Resources Corp.	2.3
Marathon Petroleum Corp.	2.2
Matador Resources Co.	2.2
HollyFrontier Corp.	2.2
Continental Resources, Inc.	2.2
Noble Energy, Inc.	2.2
Valero Energy Corp.	2.1
TOTAL	22.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Oil & Gas Exploration & Production	77.5%
Oil & Gas Refining & Marketing	16.3
Integrated Oil & Gas	6.1
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P REGIONAL BANKING ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. The Fund’s benchmark is the S&P Regional Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –10.15%, and the Index was –9.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index endured a rough start to the year with an over 22% decline in the first half of the Reporting Period. Although positive momentum from tax reform, strong earnings and macro data and increased M&A activity carried most US indexes through the third quarter of 2018, continued concerns about trade with China, a more hawkish Fed, geopolitical tensions, political unrest in Europe, signs of a slowing global economy, and the government shutdown led to the overall underperformance of the Index the final quarter ending December relative to the broader U.S. market. Luckily the Index was able to make a mild comeback during the second half of the Reporting Period. This partial recovery was thanks to better-than-expected earnings season, additional progress in trade talks with China, an immigration deal being reached between the US and Mexico and an increasingly dovish Fed. The comeback was also helped by higher interest rates as higher rates improve net interest margins. Unfortunately, in the end, the Index still ended the Reporting Period in negative territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Popular, Inc., First BanCorp, and First Citizens BancShares, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were FCB Financial Holdings, Inc. Class A, Texas Capital Bancshares, Inc., and Synovus Financial Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P Regional Banking ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index(2)	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index(2)
ONE YEAR	– 10.15%	– 10.17%	– 9.94%	– 10.15%	– 10.17%	– 9.94%
FIVE YEARS	45.31%	45.32%	48.08%	7.76%	7.76%	8.17%
TEN YEARS(1)	247.66%	247.99%	N/A	13.27%	13.28%	N/A

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2009 through October 23, 2011 and the S&P Regional Banks Select Industry Index from October 24, 2011 through June 30, 2019.
The total expense ratio for SPDR S& P Regional Banking ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent
See accompanying notes to financial statements.
16

SPDR S&P Regional Banking ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
17

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Synovus Financial Corp.	2.4%
Signature Bank	2.4
KeyCorp	2.4
Sterling Bancorp	2.3
Comerica, Inc.	2.3
Huntington Bancshares, Inc.	2.3
SVB Financial Group	2.3
Regions Financial Corp.	2.3
People's United Financial, Inc.	2.3
Zions Bancorp NA	2.3
TOTAL	23.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Regional Banks	99.8%
Short-Term Investment	0.0*
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 100.0%
AAR Corp.	717,849	$ 26,409,665
Aerojet Rocketdyne Holdings, Inc. (a) (b)	1,499,718	67,142,375
Aerovironment, Inc. (a)	707,299	40,153,364
Arconic, Inc.	2,652,234	68,480,682
Astronics Corp. (a)	367,873	14,795,852
Axon Enterprise, Inc. (a) (b)	862,422	55,376,117
Boeing Co.	175,535	63,896,495
BWX Technologies, Inc. (b)	1,219,987	63,561,323
Cubic Corp.	606,212	39,088,550
Curtiss-Wright Corp.	518,450	65,910,548
General Dynamics Corp.	355,945	64,717,920
HEICO Corp.	483,114	64,645,484
Hexcel Corp.	793,579	64,184,670
Huntington Ingalls Industries, Inc.	283,735	63,766,604
Kratos Defense & Security Solutions, Inc. (a)	2,209,654	50,578,980
L3Harris Technologies, Inc.	319,743	60,472,994
Lockheed Martin Corp.	174,022	63,263,958
Mercury Systems, Inc. (a)	913,341	64,253,539
Moog, Inc. Class A	383,394	35,889,512
National Presto Industries, Inc. (b)	229,588	21,418,265
Northrop Grumman Corp.	197,010	63,655,901
Raytheon Co.	343,703	59,763,078
Spirit AeroSystems Holdings, Inc. Class A	776,130	63,153,698
Teledyne Technologies, Inc. (a)	239,296	65,535,995
Textron, Inc.	1,232,513	65,372,490
TransDigm Group, Inc. (a)	128,903	62,363,271
Triumph Group, Inc. (b)	1,573,767	36,039,264
United Technologies Corp.	486,410	63,330,582
Wesco Aircraft Holdings, Inc. (a)	1,169,643	12,983,037
TOTAL COMMON STOCKS (Cost $1,455,653,663)		1,550,204,213
See accompanying notes to financial statements.
19

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $2,013,183),	2,013,183	$ 2,013,183
TOTAL INVESTMENTS — 100.2% (Cost $1,457,666,846)		1,552,217,396
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,474,971)
NET ASSETS — 100.0%		$ 1,549,742,425
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,550,204,213	$—	$—	$1,550,204,213
Short-Term Investment	2,013,183	—	—	2,013,183
TOTAL INVESTMENTS	$1,552,217,396	$—	$—	$1,552,217,396
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,339,636	$2,339,636	$ 89,698,112	$ 90,024,565	$—	$—	2,013,183	$2,013,183	$45,228
State Street Navigator Securities Lending Government Money Market Portfolio	1,064,266	1,064,266	20,198,449	21,262,715	—	—	—	—	7,002
State Street Navigator Securities Lending Portfolio III	—	—	5,531,473	5,531,473	—	—	—	—	2,795
Total		$3,403,902	$115,428,034	$116,818,753	$—	$—		$2,013,183	$55,025
See accompanying notes to financial statements.
20

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.1%
Bank of New York Mellon Corp.	602,318	$ 26,592,340
Northern Trust Corp.	307,439	27,669,510
		54,261,850
DIVERSIFIED BANKS — 7.9%
Bank of America Corp.	955,626	27,713,154
Citigroup, Inc.	397,111	27,809,683
JPMorgan Chase & Co.	244,029	27,282,442
US Bancorp	509,244	26,684,386
Wells Fargo & Co.	587,766	27,813,087
		137,302,752
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.1%
AXA Equitable Holdings, Inc.	1,259,830	26,330,447
Voya Financial, Inc.	494,621	27,352,541
		53,682,988
REGIONAL BANKS — 77.0%
Ameris Bancorp (a)	224,461	8,796,627
Associated Banc-Corp.	899,536	19,016,191
Atlantic Union Bankshares Corp.	197,767	6,987,108
BancorpSouth Bank	403,848	11,727,746
Bank of Hawaii Corp.	165,321	13,706,764
Bank OZK	769,343	23,149,531
BankUnited, Inc.	616,425	20,798,180
Banner Corp.	147,841	8,005,590
BB&T Corp.	535,315	26,300,026
BOK Financial Corp.	144,726	10,923,918
Cadence BanCorp	1,045,717	21,750,914
Cathay General Bancorp	367,549	13,198,685
CenterState Bank Corp.	545,086	12,553,331
Chemical Financial Corp.	537,118	22,080,921
CIT Group, Inc.	510,233	26,807,642
Citizens Financial Group, Inc.	766,226	27,093,751
Columbia Banking System, Inc.	255,916	9,259,041
Comerica, Inc.	381,624	27,721,167
Commerce Bancshares, Inc. (a)	329,827	19,677,479
Community Bank System, Inc.	141,322	9,304,640
Cullen/Frost Bankers, Inc.	236,596	22,159,581
CVB Financial Corp.	326,290	6,861,879
East West Bancorp, Inc.	605,618	28,324,754
See accompanying notes to financial statements.
21

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Fifth Third Bancorp	978,280	$ 27,294,012
First BanCorp	1,238,323	13,671,086
First Citizens BancShares, Inc. Class A	30,193	13,595,002
First Financial Bancorp	275,619	6,675,492
First Financial Bankshares, Inc. (a)	430,185	13,245,396
First Hawaiian, Inc.	852,129	22,044,577
First Horizon National Corp.	1,842,943	27,515,139
First Merchants Corp.	150,145	5,690,496
First Midwest Bancorp, Inc.	434,085	8,885,720
First Republic Bank	278,099	27,156,367
FNB Corp.	1,659,813	19,535,999
Fulton Financial Corp.	738,377	12,087,231
Glacier Bancorp, Inc.	215,460	8,736,903
Great Western Bancorp, Inc.	266,919	9,534,347
Hancock Whitney Corp.	367,935	14,739,476
Home BancShares, Inc.	526,459	10,139,600
Hope Bancorp, Inc.	488,141	6,726,583
Huntington Bancshares, Inc.	2,005,675	27,718,429
IBERIABANK Corp.	282,630	21,437,486
Independent Bank Corp. (Massachusetts)	110,670	8,427,521
Independent Bank Group, Inc.	145,780	8,012,069
Investors Bancorp, Inc.	1,861,020	20,750,373
KeyCorp	1,562,458	27,733,629
M&T Bank Corp.	159,647	27,151,165
Old National Bancorp	643,335	10,672,928
PacWest Bancorp	687,980	26,714,263
People's United Financial, Inc.	1,639,965	27,518,613
Pinnacle Financial Partners, Inc.	281,358	16,172,458
PNC Financial Services Group, Inc.	198,129	27,199,149
Popular, Inc.	462,029	25,060,453
Prosperity Bancshares, Inc. (a)	240,580	15,890,309
Regions Financial Corp.	1,836,615	27,439,028
Signature Bank	230,365	27,837,307
Simmons First National Corp. Class A	386,878	8,998,782
South State Corp.	106,854	7,871,934
Sterling Bancorp	1,316,724	28,019,887
SunTrust Banks, Inc.	415,022	26,084,133
SVB Financial Group (b)	122,880	27,597,619
Synovus Financial Corp.	811,728	28,410,480
TCF Financial Corp.	1,076,702	22,384,635
Texas Capital Bancshares, Inc. (b)	444,208	27,261,045
Trustmark Corp.	271,736	9,035,222
See accompanying notes to financial statements.
22

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
UMB Financial Corp.	198,603	$ 13,072,049
Umpqua Holdings Corp.	1,237,524	20,530,523
United Bankshares, Inc. (a)	352,041	13,057,201
United Community Banks, Inc.	358,913	10,250,555
Valley National Bancorp (a)	1,340,176	14,447,097
Webster Financial Corp.	406,796	19,432,645
Western Alliance Bancorp (b)	614,049	27,460,271
Wintrust Financial Corp.	291,414	21,319,848
Zions Bancorp NA	597,057	27,452,681
		1,341,900,679
THRIFTS & MORTGAGE FINANCE — 8.7%
Axos Financial, Inc. (a) (b)	284,434	7,750,826
Essent Group, Ltd. (b)	422,663	19,860,934
LendingTree, Inc. (a) (b)	69,492	29,188,725
MGIC Investment Corp. (b)	1,937,620	25,460,327
New York Community Bancorp, Inc. (a)	2,779,764	27,742,045
Radian Group, Inc.	1,018,448	23,271,537
Washington Federal, Inc.	277,923	9,707,850
WSFS Financial Corp.	199,950	8,257,935
		151,240,179
TOTAL COMMON STOCKS (Cost $1,929,831,769)		1,738,388,448
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	1,030,439	1,030,439
State Street Navigator Securities Lending Portfolio III (e) (f)	18,149,274	18,149,274
TOTAL SHORT-TERM INVESTMENTS (Cost $19,179,713)		19,179,713
TOTAL INVESTMENTS — 100.9% (Cost $1,949,011,482)		1,757,568,161
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(15,161,201)
NET ASSETS — 100.0%		$ 1,742,406,960

See accompanying notes to financial statements.
23

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,738,388,448	$—	$—	$1,738,388,448
Short-Term Investments	19,179,713	—	—	19,179,713
TOTAL INVESTMENTS	$1,757,568,161	$—	$—	$1,757,568,161
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,680,092	$ 2,680,092	$ 89,224,871	$ 90,874,524	$—	$—	1,030,439	$ 1,030,439	$120,504
State Street Navigator Securities Lending Government Money Market Portfolio	42,289,748	42,289,748	175,540,459	217,830,207	—	—	—	—	84,749
State Street Navigator Securities Lending Portfolio III	—	—	66,724,836	48,575,562	—	—	18,149,274	18,149,274	10,180
Total		$44,969,840	$331,490,166	$357,280,293	$—	$—		$19,179,713	$215,433
See accompanying notes to financial statements.
24

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 36.1%
Allegion PLC	257,836	$ 28,503,770
AO Smith Corp.	545,619	25,731,392
Armstrong World Industries, Inc.	175,289	17,038,091
Fortune Brands Home & Security, Inc.	507,786	29,009,814
Johnson Controls International PLC	732,569	30,262,425
Lennox International, Inc.	106,097	29,176,675
Masco Corp.	764,272	29,990,033
Owens Corning	504,540	29,364,228
Trex Co., Inc. (a) (b)	257,830	18,486,411
		237,562,839
HOME FURNISHINGS — 9.4%
Leggett & Platt, Inc.	441,928	16,956,777
Mohawk Industries, Inc. (a)	192,127	28,332,969
Tempur Sealy International, Inc. (a)	223,251	16,379,926
		61,669,672
HOME IMPROVEMENT RETAIL — 9.0%
Home Depot, Inc.	142,329	29,600,162
Lowe's Cos., Inc.	293,924	29,659,871
		59,260,033
HOMEBUILDING — 28.6%
Cavco Industries, Inc. (a)	28,559	4,499,185
Century Communities, Inc. (a)	139,294	3,702,434
D.R. Horton, Inc.	636,823	27,466,176
Installed Building Products, Inc. (a)	72,459	4,291,022
Lennar Corp. Class A	546,522	26,484,456
LGI Homes, Inc. (a) (b)	97,780	6,984,425
M/I Homes, Inc. (a)	73,228	2,089,927
MDC Holdings, Inc.	119,550	3,918,849
NVR, Inc. (a)	8,157	27,491,129
PulteGroup, Inc.	890,869	28,169,278
Skyline Champion Corp. (a)	139,678	3,824,384
Taylor Morrison Home Corp. Class A (a)	374,024	7,839,543
Toll Brothers, Inc.	636,479	23,307,861
TopBuild Corp. (a)	116,056	9,604,795
TRI Pointe Group, Inc. (a) (b)	508,806	6,090,408
William Lyon Homes Class A (a) (b)	134,975	2,460,594
		188,224,466
See accompanying notes to financial statements.
25

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
HOMEFURNISHING RETAIL — 6.2%
Aaron's, Inc.	164,256	$ 10,086,961
Williams-Sonoma, Inc. (b)	477,644	31,046,860
		41,133,821
HOUSEHOLD APPLIANCES — 10.6%
Helen of Troy, Ltd. (a)	87,111	11,375,826
iRobot Corp. (a) (b)	305,666	28,011,232
Whirlpool Corp.	215,894	30,734,670
		70,121,728
TOTAL COMMON STOCKS (Cost $727,708,117)		657,972,559
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	262,063	262,063
State Street Navigator Securities Lending Portfolio III (e) (f)	35,198,849	35,198,849
TOTAL SHORT-TERM INVESTMENTS (Cost $35,460,912)		35,460,912
TOTAL INVESTMENTS — 105.3% (Cost $763,169,029)		693,433,471
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(34,794,419)
NET ASSETS — 100.0%		$ 658,639,052
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
26

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$657,972,559	$—	$—	$657,972,559
Short-Term Investments	35,460,912	—	—	35,460,912
TOTAL INVESTMENTS	$693,433,471	$—	$—	$693,433,471
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,199,375	$ 1,199,375	$ 25,904,436	$ 26,841,748	$—	$—	262,063	$ 262,063	$ 25,334
State Street Navigator Securities Lending Government Money Market Portfolio	28,620,037	28,620,037	233,483,670	262,103,707	—	—	—	—	73,487
State Street Navigator Securities Lending Portfolio III	—	—	99,396,830	64,197,981	—	—	35,198,849	35,198,849	26,041
Total		$29,819,412	$358,784,936	$353,143,436	$—	$—		$35,460,912	$124,862
See accompanying notes to financial statements.
27

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 6.1%
Chevron Corp.	298,998	$ 37,207,311
Exxon Mobil Corp.	485,823	37,228,616
Occidental Petroleum Corp.	732,402	36,825,173
Unit Corp. (a)	429,040	3,814,166
		115,075,266
OIL & GAS EXPLORATION & PRODUCTION — 77.5%
Anadarko Petroleum Corp.	517,191	36,492,997
Antero Resources Corp. (a) (b)	6,336,195	35,039,158
Apache Corp.	1,313,808	38,061,018
Bonanza Creek Energy, Inc. (a)	199,270	4,160,758
Cabot Oil & Gas Corp.	1,519,348	34,884,230
California Resources Corp. (a) (b)	2,147,211	42,257,112
Callon Petroleum Co. (a) (b)	6,009,415	39,602,045
Carrizo Oil & Gas, Inc. (a) (b)	3,892,722	39,005,074
Centennial Resource Development, Inc. Class A (a) (b)	4,073,389	30,917,022
Chesapeake Energy Corp. (a) (b)	20,404,858	39,789,473
Cimarex Energy Co.	661,505	39,247,092
CNX Resources Corp. (a)	3,958,825	28,939,011
Concho Resources, Inc.	367,217	37,889,450
ConocoPhillips	614,061	37,457,721
Continental Resources, Inc. (a)	983,606	41,399,977
Denbury Resources, Inc. (a) (b)	17,671,100	21,912,164
Devon Energy Corp.	1,401,525	39,971,493
Diamondback Energy, Inc.	365,015	39,775,685
EOG Resources, Inc.	424,068	39,506,175
EQT Corp.	2,284,335	36,115,336
Extraction Oil & Gas, Inc. (a) (b)	4,514,826	19,549,197
Gulfport Energy Corp. (a)	4,441,452	21,807,529
Hess Corp.	630,899	40,106,249
Jagged Peak Energy, Inc. (a) (b)	1,340,003	11,081,825
Kosmos Energy, Ltd. (b)	3,517,099	22,052,211
Laredo Petroleum, Inc. (a)	5,716,578	16,578,076
Magnolia Oil & Gas Corp. Class A (a) (b)	967,921	11,208,525
Marathon Oil Corp.	2,782,483	39,539,083
Matador Resources Co. (a) (b)	2,109,012	41,927,159
Murphy Oil Corp.	1,556,695	38,372,532
Noble Energy, Inc.	1,830,511	41,003,446
Northern Oil and Gas, Inc. (a) (b)	5,329,771	10,286,458
Oasis Petroleum, Inc. (a) (b)	7,750,314	44,021,784
See accompanying notes to financial statements.
28

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Parsley Energy, Inc. Class A (a)	2,118,194	$ 40,266,868
PDC Energy, Inc. (a)	1,012,590	36,513,995
Penn Virginia Corp. (a)	289,914	8,894,562
Pioneer Natural Resources Co.	255,140	39,255,840
QEP Resources, Inc. (a)	4,120,369	29,790,268
Range Resources Corp. (b)	5,530,806	38,605,026
SM Energy Co.	2,986,291	37,388,363
Southwestern Energy Co. (a) (b)	11,357,332	35,889,169
SRC Energy, Inc. (a) (b)	3,771,101	18,704,661
Talos Energy, Inc. (a)	238,779	5,742,635
Tellurian, Inc. (a) (b)	1,569,914	12,323,825
W&T Offshore, Inc. (a)	3,057,151	15,163,469
Whiting Petroleum Corp. (a) (b)	2,272,945	42,458,613
WPX Energy, Inc. (a)	3,482,849	40,087,592
		1,461,041,951
OIL & GAS REFINING & MARKETING — 16.3%
Clean Energy Fuels Corp. (a)	877,479	2,342,869
CVR Energy, Inc.	354,771	17,735,002
Delek US Holdings, Inc.	986,437	39,970,427
Green Plains, Inc.	527,707	5,688,681
HollyFrontier Corp.	896,160	41,474,285
Marathon Petroleum Corp.	752,996	42,077,416
Par Pacific Holdings, Inc. (a)	265,846	5,455,160
PBF Energy, Inc. Class A	1,511,073	47,296,585
Phillips 66	421,998	39,473,693
Renewable Energy Group, Inc. (a) (b)	759,656	12,048,144
REX American Resources Corp. (a)	27,914	2,034,931
Valero Energy Corp.	470,497	40,279,248
World Fuel Services Corp.	306,507	11,021,992
		306,898,433
TOTAL COMMON STOCKS (Cost $2,869,652,294)		1,883,015,650
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	1,047,537	1,047,537
See accompanying notes to financial statements.
29

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (e) (f)	40,512,543	$ 40,512,543
TOTAL SHORT-TERM INVESTMENTS (Cost $41,560,080)		41,560,080
TOTAL INVESTMENTS — 102.1% (Cost $2,911,212,374)		1,924,575,730
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(40,298,478)
NET ASSETS — 100.0%		$ 1,884,277,252
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,883,015,650	$—	$—	$1,883,015,650
Short-Term Investments	41,560,080	—	—	41,560,080
TOTAL INVESTMENTS	$1,924,575,730	$—	$—	$1,924,575,730
See accompanying notes to financial statements.
30

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	898,945	$ 898,945	$ 43,112,239	$ 42,963,647	$—	$—	1,047,537	$ 1,047,537	$ 37,341
State Street Navigator Securities Lending Government Money Market Portfolio	97,243,852	97,243,852	476,231,317	573,475,169	—	—	—	—	2,010,943
State Street Navigator Securities Lending Portfolio III	—	—	98,794,108	58,281,565	—	—	40,512,543	40,512,543	70,896
Total		$98,142,797	$618,137,664	$674,720,381	$—	$—		$41,560,080	$2,119,180
See accompanying notes to financial statements.
31

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp	287,633	$ 11,272,337
Associated Banc-Corp.	1,152,640	24,366,810
Atlantic Capital Bancshares, Inc. (a)	98,479	1,685,961
Atlantic Union Bankshares Corp.	253,449	8,954,353
Banc of California, Inc.	346,331	4,838,244
Bancorp, Inc. (a)	134,148	1,196,600
BancorpSouth Bank	517,506	15,028,374
Bank of Hawaii Corp.	211,790	17,559,509
Bank OZK	985,909	29,666,002
BankUnited, Inc.	789,973	26,653,689
Banner Corp.	189,385	10,255,198
BB&T Corp.	1,010,270	49,634,565
Berkshire Hills Bancorp, Inc.	258,778	8,123,041
BOK Financial Corp.	185,530	14,003,804
Boston Private Financial Holdings, Inc.	409,549	4,943,256
Brookline Bancorp, Inc.	254,221	3,909,919
Cadence BanCorp	1,339,980	27,871,584
Carolina Financial Corp.	41,999	1,473,745
Cathay General Bancorp	470,996	16,913,466
CBTX, Inc.	31,654	890,744
CenterState Bank Corp.	698,505	16,086,570
Central Pacific Financial Corp.	131,066	3,926,737
Chemical Financial Corp.	688,256	28,294,204
CIT Group, Inc.	653,866	34,354,120
Citizens Financial Group, Inc.	1,446,026	51,131,479
City Holding Co.	51,429	3,921,976
Columbia Banking System, Inc.	327,939	11,864,833
Comerica, Inc.	717,696	52,133,437
Commerce Bancshares, Inc.	422,669	25,216,433
Community Bank System, Inc. (b)	181,024	11,918,620
ConnectOne Bancorp, Inc.	89,770	2,034,188
Cullen/Frost Bankers, Inc.	303,094	28,387,784
Customers Bancorp, Inc. (a)	159,051	3,340,071
CVB Financial Corp.	418,094	8,792,517
Eagle Bancorp, Inc.	160,917	8,710,437
East West Bancorp, Inc.	1,025,413	47,958,566
Enterprise Financial Services Corp.	101,651	4,228,682
Equity Bancshares, Inc. Class A (a)	67,427	1,797,604
FB Financial Corp.	46,451	1,700,107
Fifth Third Bancorp	1,846,262	51,510,710
See accompanying notes to financial statements.
32

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
First BanCorp	1,586,960	$ 17,520,038
First BanCorp/Southern Pines	78,478	2,858,169
First Citizens BancShares, Inc. Class A	38,624	17,391,229
First Commonwealth Financial Corp.	392,945	5,292,969
First Financial Bancorp	353,210	8,554,746
First Financial Bankshares, Inc. (b)	551,280	16,973,911
First Foundation, Inc.	147,630	1,984,147
First Hawaiian, Inc.	1,091,917	28,247,893
First Horizon National Corp.	2,791,899	41,683,052
First Interstate BancSystem, Inc. Class A	224,945	8,910,071
First Merchants Corp.	192,403	7,292,074
First Midwest Bancorp, Inc.	556,389	11,389,283
First Republic Bank	524,800	51,246,720
FNB Corp.	2,126,947	25,034,166
Franklin Financial Network, Inc.	73,429	2,045,732
Fulton Financial Corp.	946,178	15,488,934
Glacier Bancorp, Inc.	276,075	11,194,841
Great Western Bancorp, Inc.	341,917	12,213,275
Hancock Whitney Corp.	471,436	18,885,726
Hanmi Financial Corp.	160,505	3,574,446
Heartland Financial USA, Inc.	75,147	3,361,325
Heritage Commerce Corp.	117,206	1,435,774
Heritage Financial Corp.	120,251	3,552,215
Hilltop Holdings, Inc.	449,598	9,562,949
Home BancShares, Inc.	674,752	12,995,724
Hope Bancorp, Inc.	625,529	8,619,790
Huntington Bancshares, Inc.	3,771,708	52,125,005
IBERIABANK Corp.	362,211	27,473,704
Independent Bank Corp.	95,972	2,091,230
Independent Bank Corp. (Massachusetts)	141,745	10,793,882
Independent Bank Group, Inc.	186,777	10,265,264
International Bancshares Corp.	179,690	6,776,110
Investors Bancorp, Inc.	2,384,861	26,591,200
KeyCorp	2,948,468	52,335,307
Lakeland Bancorp, Inc.	107,037	1,728,648
LegacyTexas Financial Group, Inc.	296,547	12,072,428
Live Oak Bancshares, Inc. (b)	137,390	2,356,239
M&T Bank Corp.	301,156	51,217,601
Midland States Bancorp, Inc.	49,590	1,325,045
National Bank Holdings Corp. Class A	122,548	4,448,492
OFG Bancorp	283,760	6,744,975
Old National Bancorp	824,399	13,676,779
See accompanying notes to financial statements.
33

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Opus Bank	116,775	$ 2,465,120
Pacific Premier Bancorp, Inc.	419,943	12,967,840
PacWest Bancorp	881,637	34,233,965
Peapack Gladstone Financial Corp. (b)	45,467	1,278,532
People's United Financial, Inc.	3,083,848	51,746,969
Pinnacle Financial Partners, Inc.	360,545	20,724,127
PNC Financial Services Group, Inc.	373,950	51,335,856
Popular, Inc.	592,104	32,115,721
Preferred Bank	62,604	2,958,039
Prosperity Bancshares, Inc. (b)	308,207	20,357,072
QCR Holdings, Inc.	30,298	1,056,491
Regions Financial Corp.	3,465,864	51,780,008
Renasant Corp.	162,763	5,849,702
Sandy Spring Bancorp, Inc.	137,304	4,789,164
Seacoast Banking Corp. of Florida (a)	242,216	6,161,975
ServisFirst Bancshares, Inc. (b)	138,489	4,744,633
Signature Bank	433,243	52,353,084
Simmons First National Corp. Class A	495,767	11,531,540
South State Corp.	136,908	10,086,012
Southside Bancshares, Inc.	118,287	3,830,133
Sterling Bancorp	2,450,202	52,140,299
SunTrust Banks, Inc.	783,272	49,228,645
SVB Financial Group (a)	231,722	52,042,444
Synovus Financial Corp.	1,531,729	53,610,515
TCF Financial Corp.	1,379,709	28,684,150
Texas Capital Bancshares, Inc. (a)	687,846	42,213,109
TriState Capital Holdings, Inc. (a)	116,728	2,490,976
Triumph Bancorp, Inc. (a) (b)	143,778	4,176,751
Trustmark Corp.	348,112	11,574,724
UMB Financial Corp.	254,535	16,753,494
Umpqua Holdings Corp.	1,585,769	26,307,908
United Bankshares, Inc. (b)	451,142	16,732,857
United Community Banks, Inc.	459,968	13,136,686
Univest Financial Corp.	86,804	2,279,473
Valley National Bancorp (b)	1,717,443	18,514,036
Veritex Holdings, Inc.	297,621	7,723,265
Webster Financial Corp.	521,278	24,901,450
Westamerica Bancorporation	96,589	5,950,848
Western Alliance Bancorp (a)	815,545	36,471,172
Wintrust Financial Corp.	373,531	27,327,528
See accompanying notes to financial statements.
34

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Zions Bancorp NA (b)	1,122,743	$ 51,623,723
TOTAL COMMON STOCKS (Cost $2,615,888,106)		2,232,131,420
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e) (Cost $373,718),	373,718	373,718
TOTAL INVESTMENTS — 99.8% (Cost $2,616,261,824)		2,232,505,138
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,094,041
NET ASSETS — 100.0%		$ 2,237,599,179
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,232,131,420	$—	$—	$2,232,131,420
Short-Term Investment	373,718	—	—	373,718
TOTAL INVESTMENTS	$2,232,505,138	$—	$—	$2,232,505,138
See accompanying notes to financial statements.
35

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,152,142	$ 1,152,142	$131,409,957	$132,188,381	$—	$—	373,718	$373,718	$120,020
State Street Navigator Securities Lending Government Money Market Portfolio	10,550,422	10,550,422	72,113,534	82,663,956	—	—	—	—	22,119
State Street Navigator Securities Lending Portfolio III	—	—	74,069	74,069	—	—	—	—	3
Total		$11,702,564	$203,597,560	$214,926,406	$—	$—		$373,718	$142,142
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,550,204,213	$1,738,388,448
Investments in affiliated issuers, at value	2,013,183	19,179,713
Total Investments	1,552,217,396	1,757,568,161
Cash	—	228
Receivable for investments sold	60,062,443	—
Dividends receivable — unaffiliated issuers	199,154	3,507,893
Dividends receivable — affiliated issuers	2,880	6,363
Securities lending income receivable — unaffiliated issuers	5,317	5,717
Securities lending income receivable — affiliated issuers	878	3,205
TOTAL ASSETS	1,612,488,068	1,761,091,567
LIABILITIES
Payable upon return of securities loaned	—	18,149,274
Payable for investments purchased	61,166,487	—
Payable for fund shares repurchased	1,148,314	580
Advisory fee payable	428,523	527,230
Trustees’ fees and expenses payable	2,319	7,523
TOTAL LIABILITIES	62,745,643	18,684,607
NET ASSETS	$1,549,742,425	$1,742,406,960
NET ASSETS CONSIST OF:
Paid-in Capital	$1,459,403,744	$2,477,707,579
Total distributable earnings (loss)	90,338,681	(735,300,619)
NET ASSETS	$1,549,742,425	$1,742,406,960
NET ASSET VALUE PER SHARE
Net asset value per share	$ 104.01	$ 43.45
Shares outstanding (unlimited amount authorized, $0.01 par value)	14,900,000	40,102,118
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,455,653,663	$1,929,831,769
Investments in affiliated issuers	2,013,183	19,179,713
Total cost of investments	$1,457,666,846	$1,949,011,482
* Includes investments in securities on loan, at value	$ 55,037,335	$ 86,964,523
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2019

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 657,972,559	$ 1,883,015,650	$ 2,232,131,420
Investments in affiliated issuers, at value	35,460,912	41,560,080	373,718
Total Investments	693,433,471	1,924,575,730	2,232,505,138
Cash	27,275	973,872	—
Receivable for investments sold	—	—	3,393,412
Receivable for fund shares sold	—	—	9,412
Dividends receivable — unaffiliated issuers	585,561	499,752	4,443,661
Dividends receivable — affiliated issuers	2,390	5,917	9,390
Securities lending income receivable — unaffiliated issuers	4,051	24,537	9,576
Securities lending income receivable — affiliated issuers	13,206	22,118	—
Other Receivable	—	—	119,277
TOTAL ASSETS	694,065,954	1,926,101,926	2,240,489,866
LIABILITIES
Due to custodian	—	—	119,181
Payable upon return of securities loaned	35,198,849	40,512,543	—
Payable for investments purchased	—	803,538	2,132,988
Payable for fund shares repurchased	1,647	5,431	—
Advisory fee payable	197,375	498,496	629,643
Trustees’ fees and expenses payable	1,790	4,666	8,875
Accrued expenses and other liabilities	27,241	—	—
TOTAL LIABILITIES	35,426,902	41,824,674	2,890,687
NET ASSETS	$ 658,639,052	$ 1,884,277,252	$ 2,237,599,179
NET ASSETS CONSIST OF:
Paid-in Capital	$1,363,573,482	$ 5,267,374,622	$ 3,341,008,549
Total distributable earnings (loss)	(704,934,430)	(3,383,097,370)	(1,103,409,370)
NET ASSETS	$ 658,639,052	$ 1,884,277,252	$ 2,237,599,179
NET ASSET VALUE PER SHARE
Net asset value per share	$ 41.69	$ 27.23	$ 53.53
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,800,016	69,200,000	41,802,585
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 727,708,117	$ 2,869,652,294	$ 2,615,888,106
Investments in affiliated issuers	35,460,912	41,560,080	373,718
Total cost of investments	$ 763,169,029	$ 2,911,212,374	$ 2,616,261,824
* Includes investments in securities on loan, at value	$ 71,673,605	$ 322,260,887	$ 89,328,031
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 12,854,429	$ 66,422,667
Dividend income — affiliated issuers	45,228	120,504
Unaffiliated securities lending income	53,601	73,772
Affiliated securities lending income	9,797	94,929
Foreign taxes withheld	—	(88,335)
TOTAL INVESTMENT INCOME (LOSS)	12,963,055	66,623,537
EXPENSES
Advisory fee	4,846,413	9,813,485
Trustees’ fees and expenses	24,893	61,365
Miscellaneous expenses	1	—
TOTAL EXPENSES	4,871,307	9,874,850
NET INVESTMENT INCOME (LOSS)	8,091,748	56,748,687
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,576,297)	(134,292,101)
In-kind redemptions — unaffiliated issuers	243,073,781	191,308,840
Net realized gain (loss)	235,497,484	57,016,739
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(26,204,980)	(318,324,813)
NET REALIZED AND UNREALIZED GAIN (LOSS)	209,292,504	(261,308,074)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$217,384,252	$(204,559,387)
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2019

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 10,136,319	$ 26,640,957	$ 85,502,442
Dividend income — affiliated issuers	25,334	37,341	120,020
Unaffiliated securities lending income	34,321	334,923	104,989
Affiliated securities lending income	99,528	2,081,839	22,122
Foreign taxes withheld	—	—	(143,530)
TOTAL INVESTMENT INCOME (LOSS)	10,295,502	29,095,060	85,606,043
EXPENSES
Advisory fee	2,498,491	8,793,798	12,582,554
Trustees’ fees and expenses	14,177	49,625	79,154
Miscellaneous expenses	—	2	2
TOTAL EXPENSES	2,512,668	8,843,425	12,661,710
NET INVESTMENT INCOME (LOSS)	7,782,834	20,251,635	72,944,333
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(90,424,629)	(506,913,046)	(237,376,971)
In-kind redemptions — unaffiliated issuers	35,608,552	144,532,354	(206,959,508)
Net realized gain (loss)	(54,816,077)	(362,380,692)	(444,336,479)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	77,779,924	(825,838,791)	(230,577,599)
NET REALIZED AND UNREALIZED GAIN (LOSS)	22,963,847	(1,188,219,483)	(674,914,078)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 30,746,681	$(1,167,967,848)	$(601,969,745)
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,091,748	$ 7,384,740
Net realized gain (loss)	235,497,484	120,242,937
Net change in unrealized appreciation/depreciation	(26,204,980)	68,462,313
Net increase (decrease) in net assets resulting from operations	217,384,252	196,089,990
Net equalization credits and charges	516,396	511,461
Distributions to shareholders (Note 10)	(16,230,101)	(8,060,217)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,325,736,725	856,182,443
Cost of shares redeemed	(1,257,110,364)	(415,283,853)
Net income equalization	(516,396)	(511,461)
Voluntary contribution (Note 3)	17,906	—
Net increase (decrease) in net assets from beneficial interest transactions	68,127,871	440,387,129
Net increase (decrease) in net assets during the period	269,798,418	628,928,363
Net assets at beginning of period	1,279,944,007	651,015,644
NET ASSETS AT END OF PERIOD	$ 1,549,742,425	$1,279,944,007
SHARES OF BENEFICIAL INTEREST:
Shares sold	14,050,000	10,300,000
Shares redeemed	(13,850,000)	(4,850,000)
Net increase (decrease)	200,000	5,450,000
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 56,748,687	$ 58,957,881
Net realized gain (loss)	57,016,739	494,110,686
Net change in unrealized appreciation/depreciation	(318,324,813)	(203,775,795)
Net increase (decrease) in net assets resulting from operations	(204,559,387)	349,292,772
Net equalization credits and charges	(2,194,133)	305,883
Distributions to shareholders (Note 10)	(58,189,280)	(57,962,080)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,468,945,415	2,634,398,040
Cost of shares redeemed	(3,097,571,376)	(2,562,347,178)
Net income equalization	2,194,133	(305,883)
Net increase (decrease) in net assets from beneficial interest transactions	(1,626,431,828)	71,744,979
Net increase (decrease) in net assets during the period	(1,891,374,628)	363,381,554
Net assets at beginning of period	3,633,781,588	3,270,400,034
NET ASSETS AT END OF PERIOD	$ 1,742,406,960	$ 3,633,781,588
SHARES OF BENEFICIAL INTEREST:
Shares sold	33,500,000	55,600,000
Shares redeemed	(70,400,000)	(53,650,000)
Net increase (decrease)	(36,900,000)	1,950,000
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,782,834	$ 8,576,556
Net realized gain (loss)	(54,816,077)	179,217,481
Net change in unrealized appreciation/depreciation	77,779,924	(133,835,146)
Net increase (decrease) in net assets resulting from operations	30,746,681	53,958,891
Net equalization credits and charges	(541,763)	(82,707)
Distributions to shareholders (Note 10)	(7,307,564)	(8,442,284)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,316,335,162	3,004,050,181
Cost of shares redeemed	(2,509,892,242)	(3,272,666,375)
Net income equalization	541,763	82,707
Net increase (decrease) in net assets from beneficial interest transactions	(193,015,317)	(268,533,487)
Net increase (decrease) in net assets during the period	(170,117,963)	(223,099,587)
Net assets at beginning of period	828,757,015	1,051,856,602
NET ASSETS AT END OF PERIOD	$ 658,639,052	$ 828,757,015
SHARES OF BENEFICIAL INTEREST:
Shares sold	62,050,000	73,900,000
Shares redeemed	(67,200,000)	(80,250,000)
Net increase (decrease)	(5,150,000)	(6,350,000)
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,251,635	$ 18,622,795
Net realized gain (loss)	(362,380,692)	286,999,623
Net change in unrealized appreciation/depreciation	(825,838,791)	461,386,463
Net increase (decrease) in net assets resulting from operations	(1,167,967,848)	767,008,881
Net equalization credits and charges	101,206	325,246
Distributions to shareholders (Note 10)	(20,476,738)	(18,842,121)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	13,637,805,231	13,586,372,589
Cost of shares redeemed	(13,672,320,355)	(13,546,467,668)
Net income equalization	(101,206)	(325,246)
Net increase (decrease) in net assets from beneficial interest transactions	(34,616,330)	39,579,675
Net increase (decrease) in net assets during the period	(1,222,959,710)	788,071,681
Net assets at beginning of period	3,107,236,962	2,319,165,281
NET ASSETS AT END OF PERIOD	$ 1,884,277,252	$ 3,107,236,962
SHARES OF BENEFICIAL INTEREST:
Shares sold	413,650,000	377,300,000
Shares redeemed	(416,650,000)	(377,800,000)
Net increase (decrease)	(3,000,000)	(500,000)
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 72,944,333	$ 67,801,652
Net realized gain (loss)	(444,336,479)	403,370,559
Net change in unrealized appreciation/depreciation	(230,577,599)	(106,030,725)
Net increase (decrease) in net assets resulting from operations	(601,969,745)	365,141,486
Net equalization credits and charges	(3,810,715)	3,744,547
Distributions to shareholders (Note 10)	(70,777,664)	(70,014,309)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,310,836,561	10,810,408,884
Cost of shares redeemed	(11,804,882,790)	(9,552,045,095)
Net income equalization	3,810,715	(3,744,547)
Net increase (decrease) in net assets from beneficial interest transactions	(2,490,235,514)	1,254,619,242
Net increase (decrease) in net assets during the period	(3,166,793,638)	1,553,490,966
Net assets at beginning of period	5,404,392,817	3,850,901,851
NET ASSETS AT END OF PERIOD	$ 2,237,599,179	$ 5,404,392,817
SHARES OF BENEFICIAL INTEREST:
Shares sold	170,650,000	181,350,000
Shares redeemed	(217,500,000)	(162,750,000)
Net increase (decrease)	(46,850,000)	18,600,000
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 87.07	$ 70.38	$ 55.85	$ 57.12	$ 49.81
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.57	0.61	0.41	0.51
Net realized and unrealized gain (loss) (c)	17.39	16.70	14.41	(0.54)	7.20
Total from investment operations	17.93	17.27	15.02	(0.13)	7.71
Net equalization credits and charges (b)	0.03	0.04	0.21	0.00(d)	0.07
Voluntary contribution from Custodian	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.02)	(0.62)	(0.70)	(0.42)	(0.47)
Net realized gains	—	—	—	(0.72)	—
Total distributions	(1.02)	(0.62)	(0.70)	(1.14)	(0.47)
Net asset value, end of period	$ 104.01	$ 87.07	$ 70.38	$ 55.85	$ 57.12
Total return (e)	20.75%	24.64%	27.40%	(0.11)%	15.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,549,742	$1,279,944	$651,016	$181,497	$159,928
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.58%	0.68%	0.94%	0.78%	0.93%
Portfolio turnover rate (f)	22%	32%	36%	30%	42%
(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 47.19	$ 43.58	$ 30.51	$ 36.27	$ 33.41
Income (loss) from investment operations:
Net investment income (loss) (a)	0.90	0.72	0.59	0.58	0.55
Net realized and unrealized gain (loss) (b)	(3.62)	3.60	13.05(c)	(5.73)	2.86
Total from investment operations	(2.72)	4.32	13.64	(5.15)	3.41
Net equalization credits and charges (a)	(0.03)	0.00(d)	0.02	(0.02)	0.01
Distributions to shareholders from:
Net investment income	(0.99)	(0.71)	(0.59)	(0.59)	(0.56)
Net asset value, end of period	$ 43.45	$ 47.19	$ 43.58	$ 30.51	$ 36.27
Total return (e)	(5.72)%	9.91%	44.97%(c)	(14.30)%	10.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,742,407	$3,633,782	$3,270,400	$2,041,171	$3,023,444
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.02%	1.54%	1.50%	1.76%	1.67%
Portfolio turnover rate (f)	24%	29%	35%	40%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 39.56	$ 38.53	$ 33.56	$ 36.60	$ 32.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.35	0.27	0.20	0.18
Net realized and unrealized gain (loss) (b)	2.17	1.03	4.97	(3.04)	3.86
Total from investment operations	2.58	1.38	5.24	(2.84)	4.04
Net equalization credits and charges (a)	(0.03)	(0.00)(c)	(0.00)(c)	(0.00)(c)	(0.01)
Distributions to shareholders from:
Net investment income	(0.42)	(0.35)	(0.27)	(0.20)	(0.18)
Net asset value, end of period	$ 41.69	$ 39.56	$ 38.53	$ 33.56	$ 36.60
Total return (d)	6.59%	3.55%	15.65%	(7.77)%	12.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$658,639	$828,757	$1,051,857	$1,240,151	$1,757,020
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.09%	0.86%	0.76%	0.57%	0.53%
Portfolio turnover rate (e)	32%	35%	26%	44%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 43.04	$ 31.90	$ 34.79	$ 46.73	$ 82.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.27	0.30	0.44	0.71
Net realized and unrealized gain (loss) (b)	(15.80)	11.14	(2.91)	(11.91)	(35.58)
Total from investment operations	(15.52)	11.41	(2.61)	(11.47)	(34.87)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.02	0.02	0.04
Distributions to shareholders from:
Net investment income	(0.29)	(0.27)	(0.30)	(0.49)	(0.72)
Net asset value, end of period	$ 27.23	$ 43.04	$ 31.90	$ 34.79	$ 46.73
Total return (d)	(36.12)%	35.90%	(7.53)%	(24.38)%	(42.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,884,277	$3,107,237	$2,319,165	$1,943,140	$1,420,613
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.81%	0.76%	0.81%	1.34%	1.29%
Portfolio turnover rate (e)	37%	36%	34%	44%	44%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 60.96	$ 54.97	$ 38.45	$ 44.16	$ 40.32
Income (loss) from investment operations:
Net investment income (loss) (a)	1.15	0.93	0.78	0.77	0.71
Net realized and unrealized gain (loss) (b)	(7.32)	5.91	16.48	(5.70)	3.79
Total from investment operations	(6.17)	6.84	17.26	(4.93)	4.50
Net equalization credits and charges (a)	(0.06)	0.05	0.04	0.01	0.04
Distributions to shareholders from:
Net investment income	(1.20)	(0.90)	(0.78)	(0.79)	(0.70)
Net asset value, end of period	$ 53.53	$ 60.96	$ 54.97	$ 38.45	$ 44.16
Total return (c)	(10.15)%	12.56%	45.19%	(11.16)%	11.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,237,599	$5,404,393	$3,850,902	$1,615,033	$2,755,536
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.03%	1.56%	1.54%	1.89%	1.76%
Portfolio turnover rate (d)	27%	33%	52%	86%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Bank ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
State Street made a voluntary contribution of $17,906 during the year to the SPDR S&P Aerospace & Defense ETF in relation to a trade processing matter.
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR S&P Aerospace & Defense ETF	$357,305,995	$310,379,150
SPDR S&P Bank ETF	676,370,843	686,589,486
SPDR S&P Homebuilders ETF	227,530,932	225,537,931
SPDR S&P Oil & Gas Exploration & Production ETF	963,845,250	956,151,137
SPDR S&P Regional Banking ETF	951,608,837	947,941,518
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Aerospace & Defense ETF	$1,231,784,728	$1,169,263,415	$ 243,073,781
SPDR S&P Bank ETF	1,127,763,608	2,743,342,100	191,308,840
SPDR S&P Homebuilders ETF	1,806,655,996	2,000,245,019	35,608,552
SPDR S&P Oil & Gas Exploration & Production ETF	9,387,263,082	9,424,347,619	144,532,354
SPDR S&P Regional Banking ETF	6,570,183,430	9,062,534,841	(206,959,508)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, distributions in excess of earnings, expired capital loss carryover and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Aerospace & Defense ETF	$16,230,101	$—	$16,230,101
SPDR S&P Bank ETF	58,189,280	—	58,189,280
SPDR S&P Homebuilders ETF	7,307,564	—	7,307,564
SPDR S&P Oil & Gas Exploration & Production ETF	20,476,738	—	20,476,738
SPDR S&P Regional Banking ETF	70,777,664	—	70,777,664
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Aerospace & Defense ETF	$ 8,060,217	$ —	$ 8,060,217
SPDR S&P Bank ETF	57,962,080	—	57,962,080
SPDR S&P Homebuilders ETF	8,442,284	—	8,442,284
SPDR S&P Oil & Gas Exploration & Production ETF	18,842,121	—	18,842,121
SPDR S&P Regional Banking ETF	70,014,309	—	70,014,309
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR S&P Aerospace & Defense ETF	$ —	$ —	$—	$ 90,338,681	$—	$ 90,338,681
SPDR S&P Bank ETF	2,205,689	(545,369,552)	—	(192,136,756)	—	(735,300,619)
SPDR S&P Homebuilders ETF	1,435,928	(636,628,504)	—	(69,741,854)	—	(704,934,430)
SPDR S&P Oil & Gas Exploration & Production ETF	—	(2,395,152,911)	—	(987,944,459)	—	(3,383,097,370)
SPDR S&P Regional Banking ETF	2,166,669	(721,345,776)	—	(384,230,263)	—	(1,103,409,370)
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P Bank ETF	$ 255,585,488	$ 289,784,064
SPDR S&P Homebuilders ETF	358,175,988	278,452,516
SPDR S&P Oil & Gas Exploration & Production ETF	1,303,979,969	1,091,172,942
SPDR S&P Regional Banking ETF	399,164,327	322,181,449
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Aerospace & Defense ETF	$1,461,878,715	$133,844,586	$ 43,505,905	$ 90,338,681
SPDR S&P Bank ETF	1,949,704,917	25,898,802	218,035,558	(192,136,756)
SPDR S&P Homebuilders ETF	763,175,325	12,948,770	82,690,624	(69,741,854)
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Oil & Gas Exploration & Production ETF	$2,912,520,189	$3,874,832	$991,819,291	$(987,944,459)
SPDR S&P Regional Banking ETF	2,616,735,401	2,591,572	386,821,835	(384,230,263)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Aerospace & Defense ETF	$ 55,037,335	$ —	$ 55,360,182	$ 55,360,182
SPDR S&P Bank ETF	86,964,523	18,149,274	70,263,447	88,412,721
SPDR S&P Homebuilders ETF	71,673,605	35,198,849	36,902,989	72,101,838
SPDR S&P Oil & Gas Exploration & Production ETF	322,260,887	40,512,543	290,654,767	331,167,310
SPDR S&P Regional Banking ETF	89,328,031	—	90,120,147	90,120,147
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Bank ETF	Common Stocks	$18,149,274	$—	$—	$—	$18,149,274	$18,149,274
SPDR S&P Homebuilders ETF	Common Stocks	35,198,849	—	—	—	35,198,849	35,198,849
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	40,512,543	—	—	—	40,512,543	40,512,543

9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR S&P Aerospace & Defense ETF	$ 8,060,217	$—	$ 8,060,217	$ —
SPDR S&P Bank ETF	57,962,080	—	57,962,080	3,646,282
SPDR S&P Homebuilders ETF	8,442,284	—	8,442,284	960,658
SPDR S&P Oil & Gas Exploration & Production ETF	18,842,121	—	18,842,121	—
SPDR S&P Regional Banking ETF	70,014,309	—	70,014,309	—
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
62

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
63

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
64

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
65

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Homebuilders ETF(a)
Annualized Expense Ratio	0.35%	0.35%	0.35%
Actual:
Ending Account Value	$1,321.60	$1,177.50	$1,287.90
Expenses Paid During Period(a)	2.01	1.89	1.99
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10	1,023.10
Expenses Paid During Period(a)	1.76	1.76	1.76
	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
Annualized Expense Ratio	0.35%	0.35%
Actual:
Ending Account Value	$1,032.00	$1,157.20
Expenses Paid During Period(a)	1.76	1.87
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10
Expenses Paid During Period(a)	1.76	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
66

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the following Funds during the fiscal year ended June 30, 2019:
Amount
SPDR S&P Aerospace & Defense ETF	$1,816,386
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
71

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
72

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

73

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
74

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
75

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRTOPINAR

Annual Report
June 30, 2019
SPDR® Series Trust - Equity Funds
SPDR S&P Kensho Clean Power ETF (formerly, SPDR Kensho Clean Power ETF)
SPDR S&P Kensho Final Frontiers ETF (formerly, SPDR Kensho Final Frontiers ETF)
SPDR S&P Kensho Future Security ETF (formerly, SPDR Kensho Future Security ETF)
SPDR S&P Kensho Intelligent Structures ETF (formerly, SPDR Kensho Intelligent Structures ETF)
SPDR S&P Kensho New Economies Composite ETF (formerly, SPDR Kensho New Economies Composite ETF)
SPDR S&P Kensho Smart Mobility ETF (formerly, SPDR Kensho Smart Mobility ETF)
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P Kensho Clean Power Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Clean Power sector as determined by a classification standard produced by Kensho Technologies, Inc. The S&P Kensho Clean Power Index is designed to capture companies whose products and services are driving innovation behind clean power. In particular, the Index comprises the components of the Kensho Cleantech Index and the Kensho Clean Energy Index as of the Index's annual reconstitution day, subject to certain liquidity thresholds for each component.
The S&P Kensho Final Frontiers Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Final Frontiers sector as determined by a classification standard produced by Kensho Technologies, Inc. The S&P Kensho Final Frontiers Index is designed to capture companies whose products and services are driving innovation behind the exploration of deep space and deep sea. In particular, the Index comprises the components of the Kensho Space Index and the deep sea exploration components of the Kensho Drones Index (the "Underlying Indexes") as of the Index's annual reconstitution day, subject to certain liquidity thresholds for each component.
The S&P Kensho Future Security Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Future Security sector as determined by a classification standard produced by Kensho Technologies, Inc. In particular, the Index comprises the components of the Kensho Cyber Security Index and the Kensho Smart Borders Index, and the military components of the Kensho Robotics Index, the Kensho Drones Index, the Kensho Space Index, the Kensho Wearables Index and the Kensho Virtual Reality Index as of the Index's annual reconstitution day on the third Friday in June, subject to certain liquidity thresholds.
The S&P Kensho Intelligent Infrastructure Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Intelligent Infrastructure sector as determined by a classification standard produced by Kensho Technologies, Inc. The Index is designed to capture companies whose products and services are
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
driving innovation behind intelligent infrastructure. In particular, the Index comprises the components of the Kensho Smart Grids Index and the Kensho Smart Buildings Index as of the Index's annual reconstitution day on the third Friday in June, subject to certain liquidity thresholds.
The S&P Kensho New Economies Composite Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide. The S&P Kensho New Economies Composite Index is designed to capture companies whose products and services are driving innovation and transforming the global economy through the use of existing and emerging technologies, and rapid developments in robotics, automation, artificial intelligence, connectedness and processing power ("New Economies companies"). In particular, the Index comprises the components included in the New Economy Subsector Indexes developed by Kensho Technologies, Inc.
The S&P Kensho Smart Transportation Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Smart Transportation sector as determined by a classification standard produced by Kensho Technologies, Inc. The S&P Kensho Smart Transportation Index is designed to capture companies whose products and services are driving innovation behind smart transportation. In particular, the Index comprises the components of the Kensho Electric Vehicles Index, Kensho Autonomous Vehicles Index, the Kensho Advanced Transport Systems Index and the civilian/commercially focused components of the Kensho Drones Index as of the Index's annual reconstitution day on the third Friday in June, subject to certain liquidity thresholds.
See accompanying notes to financial statements.
2

SPDR S&P KENSHO CLEAN POWER ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Clean Power ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Clean Power Index. The Fund’s benchmark is the S&P Kensho Clean Power Index (the “Index”).
For the period from October 22, 2018 (inception) through June 30, 2019 (the “Reporting Period”), the total return for the Fund was 28.61%, and the Index was 29.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Despite the reversal of significant legislative measures and agreements that had created tailwinds for the industry in recent past, the Clean Power industry appreciated over the Reporting Period. Early in 2018, new US import tariffs were imposed on essential components of solar panels, directly hitting the margins of companies sourcing these products internationally. Later in the year, the US announced its intention to withdraw from the 2015 Paris Agreement and to repeal the Clean Power Plan, both of which would have driven greater demand for sustainable forms of energy in the US and abroad.
However, there remained key forces driving corporate earnings higher in the space. Many solar panel technology producers benefited from the Solar Investment Tax Credit this year, as consumers and businesses accelerate completion of solar projects planned for the next several years to take advantage of the tax incentives that phase out beginning in 2019. Additionally, innovation in solar, wind, natural gas and energy storage has made clean energy technologies more available to customers and commercial entities. Better technology in sourcing clean forms of energy has driven costs down, making renewable energies more attractive versus traditional forms of energy, such as coal. There has also been increasing interest from state governments as more attention is drawn to the damaging effects of climate change. By the end of the Reporting Period, over half of US states and the District of Columbia were promoting renewable forms of energy by implementing renewable portfolio standards requiring electricity sold by utility companies to be generated from a specified percentage or amount of renewable resources.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Enphase Energy, Arcosa, and Canadian Solar. The top negative contributors to the Fund’s performance during the Reporting Period were Tesla, Plug Power, and Huntsman.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR S&P Kensho Clean Power ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Clean Power Index	Net Asset Value	Market Value	S&P Kensho Clean Power Index
SINCE INCEPTION(1)	28.61%	28.55%	29.21%	N/A	N/A	N/A

(1)	For the period October 22, 2018 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Clean Power ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
SunPower Corp.	4.1%
Sunrun, Inc.	3.6
SolarEdge Technologies, Inc.	3.5
First Solar, Inc.	3.4
Tesla, Inc.	3.3
Enphase Energy, Inc.	3.3
Enbridge, Inc.	3.3
Canadian Solar, Inc.	3.2
General Electric Co.	3.2
Pattern Energy Group, Inc. Class A	3.1
TOTAL	34.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Utilities	38.5%
Information Technology	26.2
Industrials	23.3
Materials	4.2
Consumer Discretionary	3.3
Energy	3.3
Communication Services	0.6
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P KENSHO FINAL FRONTIERS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Final Frontiers ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Final Frontiers Index. The Fund’s benchmark is the S&P Kensho Final Frontiers Index (the “Index”).
For the period from October 22, 2018 (inception) through June 30, 2019 (the “Reporting Period”), the total return for the Fund was 12.52%, and the Index was 12.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Fund enjoyed a positive return of over 12% since its inception. The demand for Artificial Intelligence (AI), automation, power processing and the robotics industries has been growing, especially in the area of space and deep sea exploration. Many companies have been focusing more and more on expanding geographic footprint and leveraging their technical know-how to come up with new products and capabilities for travel and usage in outer space. Private companies have been attempting to reinvent the process of getting to space and change the future of satellite technology. The Index benefitted from investment in satellite broadband, high speed product delivery and human space travel, which have been seen as increasingly practical space concepts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were HEICO Corporation, Ball Corporation, and Aerojet Rocketdyne Holdings, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Maxar Technologies, Inc.,, Forum Energy Technologies, Inc. and BWX Technologies Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR S&P Kensho Final Frontiers ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index
SINCE INCEPTION(1)	12.52%	12.50%	12.87%	N/A	N/A	N/A

(1)	For the period October 22, 2018 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Final Frontiers ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Teledyne Technologies, Inc.	5.1%
Northrop Grumman Corp.	5.0
HEICO Corp.	5.0
Lockheed Martin Corp.	5.0
United Technologies Corp.	5.0
Boeing Co.	5.0
CACI International, Inc. Class A	4.7
L3Harris Technologies, Inc.	4.7
Aerojet Rocketdyne Holdings, Inc.	4.7
Raytheon Co.	4.6
TOTAL	48.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Industrials	75.9%
	Information Technology	15.2
	Energy	5.4
	Materials	3.4
	Short-Term Investment	0.1
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P KENSHO FUTURE SECURITY ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Future Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Future Security Index. The Fund’s benchmark is the S&P Kensho Future Security Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 16.36%, and the Index was 16.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index enjoyed a pretty strong start since the first half of the Reporting Period with positive return over 25%. The demand for cyber security solutions continued to rapidly increase as large corporations continued to feel the threat of spam, malware, ransomware and various other risky social engineering attacks. Future security needs have also risen in order to prevent threats to national security and comply with increased legislation involving data privacy rights. Finally, the rise in “smart home” security and rapidly increasing reliance on mobile apps continued to bolster performance and earnings for future security industry as a whole. At the same time, as data privacy concerns have risen along with the increased connectivity, so does the challenge of finding the workforce able to keep up with the demand in this new technology. Despite the challenging new environment, the growth in the Future Security industry helped the Index finish off the Reporting Period with positive double digit returns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Rapid7 Inc., CyberArk Software Ltd., and Kratos Defense & Security Solutions, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were AeroVironment, Inc., Maxar Technologies, Inc., and United Technologies Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P Kensho Future Security ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Future Security Index	Net Asset Value	Market Value	S&P Kensho Future Security Index
ONE YEAR	16.36%	16.20%	16.38%	16.36%	16.20%	16.38%
SINCE INCEPTION(1)	27.49%	27.06%	27.86%	17.45%	17.19%	17.68%

(1)	For the period December 26, 2017 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Future Security ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.46%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Symantec Corp.	2.0%
Rapid7, Inc.	2.0
Proofpoint, Inc.	2.0
Aerojet Rocketdyne Holdings, Inc.	2.0
Textron, Inc.	2.0
Tenable Holdings, Inc.	1.9
Teledyne Technologies, Inc.	1.9
Bruker Corp.	1.9
Northrop Grumman Corp.	1.9
Kratos Defense & Security Solutions, Inc.	1.9
TOTAL	19.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Information Technology	58.9%
	Industrials	37.3
	Health Care	3.8
	Short-Term Investment	0.0 *
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Intelligent Structures ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Intelligent Infrastructure Index. The Fund’s benchmark is the S&P Kensho Intelligent Infrastructure Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period), the total return for the Fund was 5.01%, and the Index was 5.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Despite ongoing trade tensions with China and geopolitical concerns with Turkey and Iran, the Fund had positive performance in the first quarter of the Reporting Period due to progress on trade talks with the EU and NAFTA and strong macro and earnings data. Negative performance in the second quarter of the Reporting Period was driven by a number of factors including concerns about trade (despite an agreement between the US and Canada and Mexico, hostilities increased between the US and China) and global growth, geopolitical tensions (the US relationship with Saudi Arabia), a more hawkish stance from the Fed, and the partial government shutdown. The Industrial Service sector in the Index was in negative territory the first two quarters of the Reporting Period with Evoqua Water Technologies being hurt by the tariffs and delays on large aquatic projects fell 13% in the 1st quarter of the Reporting Period and just over 46% in the 2nd quarter of the Reporting Period. The Fund had positive performance for both the third and fourth quarters of the Reporting Period. Luxoft a security in the Technology Services sector of the Fund had an impressive 93% return in the 3rd quarter of the Reporting Period with news of being acquired by DXC. The positive performance was also driven by progress in trade talks between the US and China, better than expected earnings reports and dovish comments from the Federal Reserve (the "Fed"). These outweighed negative factors such as uncertainty around Brexit, cuts in global growth forecasts and geopolitical risks with Iran.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Luxoft Holding, Inc. Class A, Alarm.com Holdings, Inc., and Roper Technologies, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Evoqua Water Technologies Corp, Newater Technology, Inc., and ADT, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR S&P Kensho Intelligent Structures ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index
ONE YEAR	5.01%	4.96%	5.37%	5.01%	4.96%	5.37%
SINCE INCEPTION(1)	1.79%	1.45%	2.22%	1.18%	0.96%	1.46%

(1)	For the period December 26, 2017 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Intelligent Structures ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.46%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Qorvo, Inc.	4.0%
Resideo Technologies, Inc.	4.0
Pentair PLC	3.9
Johnson Controls International PLC	3.9
Itron, Inc.	3.9
Xylem, Inc.	3.9
Acuity Brands, Inc.	3.9
Lear Corp.	3.9
Honeywell International, Inc.	3.8
ADT, Inc.	3.7
TOTAL	38.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Industrials	47.1%
	Information Technology	38.1
	Consumer Discretionary	6.9
	Communication Services	3.8
	Utilities	2.1
	Energy	1.9
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho New Economies Composite ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho New Economies Composite Index. The Fund’s benchmark is the S&P Kensho New Economies Composite Index (the “Index”).
For the period from October 22, 2018 (inception) through June 30, 2019 (the “Reporting Period”), the total return for the Fund was 10.71%, and the Index was 10.93%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Even with the concerns about trade (despite an agreement between the US and Canada and Mexico, hostilities increased between the US and China), global growth, geopolitical tensions (the US relationship with Saudi Arabia), a more hawkish stance from the Fed, and the partial government shutdown, the Fund still finished the second quarter of the Reporting Period in positive territory. The Fund had positive performance for both the third and fourth quarters of the Reporting Period. The positive performance was driven by progress in trade talks between the US and China, better than expected earnings reports and dovish comments from the Fed. These outweighed negative factors such as uncertainty around Brexit, cuts in global growth forecasts and geopolitical risks with Iran.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Kratos Defense & Security Solutions, Inc., Bruker Corporation, and Alteryx, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Vuzix Corporation, 3D Systems Corporation, and Fossil Group, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P Kensho New Economies Composite ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index
SINCE INCEPTION(1)	10.71%	10.73%	10.93%	N/A	N/A	N/A

(1)	For the period October 22, 2018 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho New Economies Composite ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Raytheon Co.	1.5%
Teledyne Technologies, Inc.	1.1
Lockheed Martin Corp.	1.1
FLIR Systems, Inc.	1.1
Microsoft Corp.	1.0
L3 Technologies, Inc.	1.0
NVIDIA Corp.	1.0
ABB, Ltd. ADR	0.9
Bruker Corp.	0.9
Tesla, Inc.	0.9
TOTAL	10.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Information Technology	37.6%
Industrials	25.5
Communication Services	11.3
Health Care	7.5
Utilities	6.2
Consumer Discretionary	5.1
Financials	4.3
Materials	1.2
Energy	1.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P KENSHO SMART MOBILITY ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Smart Mobility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Smart Transportation Index. The Fund’s benchmark is the S&P Kensho Smart Transportation Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –3.22%, and the Index was –2.93%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees and expenses and trading costs contributed to the difference between the Fund’s performance and that of the Index.
Returns of companies included in the Index fell modestly over the Reporting Period and were particularly subject to bouts of US market volatility in October, December, and May. During this time, US and global equities were challenged by tariff increases and global growth concerns, leading to the downgrading of economic outlooks by international agencies and central banks.
Despite these headwinds, innovation and progress in the space did not slow. There were several partnerships among competitors racing to bring the first driverless vehicles to market, including GM and Honda’s effort towards future deployment of autonomous vehicles across major cities, primarily through GM’s self-driving car company Cruise. Self-driving technology development company Waymo partnered with ride-sharing company Lyft to expand its driverless vehicle testing in the Phoenix, Arizona area with Waymo One, a driverless ride-share service. Regulators also took steps to prepare for the arrival of autonomous vehicles with a House measure aimed at reevaluating vehicle safety standards to incorporate vehicles without operators, and Florida added to a growing list of states allowing the testing of driverless cars on public roads.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Luxoft, Rogers, and HEICO. The top negative contributors to the Fund’s performance during the Reporting Period were CalAmp, Veoneer, and Baidu.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P Kensho Smart Mobility ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index
ONE YEAR	– 3.22%	– 3.38%	– 2.93%	– 3.22%	– 3.38%	– 2.93%
SINCE INCEPTION(1)	– 3.77%	– 3.83%	– 3.31%	– 2.52%	– 2.56%	– 2.20%

(1)	For the period December 26, 2017 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Smart Mobility ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.46%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Avis Budget Group, Inc.	2.8%
Visteon Corp.	2.8
Rogers Corp.	2.7
American Axle & Manufacturing Holdings, Inc.	2.7
Aptiv PLC	2.6
Tesla, Inc.	2.6
Veoneer, Inc.	2.6
Trimble, Inc.	2.6
Cummins, Inc.	2.6
Fortive Corp.	2.5
TOTAL	26.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Consumer Discretionary	40.5%
	Information Technology	29.2
	Industrials	21.4
	Communication Services	6.4
	Materials	1.5
	Financials	0.9
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUTOMOBILES — 3.3%
Tesla, Inc. (a)	930	$ 207,818
CHEMICALS — 4.2%
DuPont de Nemours, Inc.	1,713	128,595
Huntsman Corp.	6,634	135,599
		264,194
CONSTRUCTION & ENGINEERING — 4.8%
Arcosa, Inc.	4,494	169,109
Valmont Industries, Inc.	1,068	135,433
		304,542
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	637	36,774
ELECTRIC UTILITIES — 13.6%
ALLETE, Inc.	2,298	191,217
Avangrid, Inc.	3,793	191,546
Cia Paranaense de Energia ADR	5,870	74,549
Enel Americas SA ADR	17,094	151,624
Enel Chile SA ADR	5,068	24,225
Genie Energy, Ltd. Class B	2,286	24,346
NextEra Energy, Inc.	951	194,822
		852,329
ELECTRICAL EQUIPMENT — 14.3%
ABB, Ltd. ADR	6,532	130,836
American Superconductor Corp. (a)	7,211	66,918
Ballard Power Systems, Inc. (a)	11,825	48,246
Plug Power, Inc. (a)	74,833	168,374
Sunrun, Inc. (a)	11,937	223,938
TPI Composites, Inc. (a)	7,516	185,795
Vivint Solar, Inc. (a)	9,832	71,774
		895,881
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
AU Optronics Corp. ADR	13,042	38,604
GAS UTILITIES — 3.1%
New Jersey Resources Corp.	3,927	195,447
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 14.7%
AES Corp.	11,610	194,584
See accompanying notes to financial statements.
21

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Atlantica Yield PLC	4,907	$ 111,242
NRG Energy, Inc.	3,646	128,047
Ormat Technologies, Inc.	2,004	127,033
Pattern Energy Group, Inc. Class A	8,587	198,274
TerraForm Power, Inc. Class A	10,229	146,275
TransAlta Corp.	2,586	16,835
		922,290
INDUSTRIAL CONGLOMERATES — 3.1%
General Electric Co.	18,928	198,744
MACHINERY — 1.1%
Hyster-Yale Materials Handling, Inc.	1,230	67,970
MULTI-UTILITIES — 7.1%
Algonquin Power & Utilities Corp.	4,477	54,217
Consolidated Edison, Inc.	2,218	194,474
Sempra Energy	1,434	197,089
		445,780
OIL, GAS & CONSUMABLE FUELS — 3.3%
Enbridge, Inc.	5,691	205,331
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.6%
Applied Materials, Inc.	3,032	136,167
Canadian Solar, Inc. (a)	9,174	200,268
Daqo New Energy Corp. ADR (a)	3,825	162,065
Enphase Energy, Inc. (a)	11,391	207,658
First Solar, Inc. (a)	3,249	213,394
JinkoSolar Holding Co., Ltd. ADR (a)	8,100	175,689
KLA-Tencor Corp.	252	29,727
SolarEdge Technologies, Inc. (a)	3,549	221,671
SunPower Corp. (a)	24,333	260,120
		1,606,759
TOTAL COMMON STOCKS (Cost $5,636,826)		6,242,463
TOTAL INVESTMENTS — 99.4% (Cost $5,636,826)		6,242,463
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		36,803
NET ASSETS — 100.0%		$ 6,279,266
(a)	Non-income producing security.
ADR	= American Depositary Receipt
See accompanying notes to financial statements.
22

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,242,463	$—	$—	$6,242,463
TOTAL INVESTMENTS	$6,242,463	$—	$—	$6,242,463
Affiliate Table
	Number of Shares Held at 10/23/2018*	Value at 10/23/2018*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$52,307	$52,307	$—	$—	—	$—	$50
*	Commencement of operations.
See accompanying notes to financial statements.
23

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 69.4%
Aerojet Rocketdyne Holdings, Inc. (a)	3,524	$ 157,769
Boeing Co.	459	167,081
BWX Technologies, Inc.	2,243	116,860
Ducommun, Inc. (a)	595	26,817
General Dynamics Corp.	647	117,638
HEICO Corp.	1,253	167,664
Hexcel Corp.	1,866	150,922
L3 Technologies, Inc.	451	110,572
L3Harris Technologies, Inc.	845	159,815
Lockheed Martin Corp.	461	167,592
Mercury Systems, Inc. (a)	1,610	113,263
Moog, Inc. Class A	1,112	104,094
Northrop Grumman Corp.	523	168,987
Raytheon Co.	901	156,666
Teledyne Technologies, Inc. (a)	629	172,264
TransDigm Group, Inc. (a)	235	113,693
United Technologies Corp.	1,285	167,307
		2,339,004
CONSTRUCTION & ENGINEERING — 3.5%
Jacobs Engineering Group, Inc.	1,413	119,243
CONTAINERS & PACKAGING — 3.4%
Ball Corp.	1,652	115,623
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.0%
Amphenol Corp. Class A	1,152	110,523
Park Electrochemical Corp.	922	15,388
TTM Technologies, Inc. (a)	10,620	108,324
		234,235
ENERGY EQUIPMENT & SERVICES — 5.3%
Forum Energy Technologies, Inc. (a)	14,894	50,938
TechnipFMC PLC	4,976	129,077
		180,015
IT SERVICES — 4.8%
CACI International, Inc. Class A (a)	782	159,989
MACHINERY — 3.0%
ESCO Technologies, Inc.	685	56,595
Standex International Corp.	599	43,811
		100,406
See accompanying notes to financial statements.
24

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	1,054	$ 118,965
TOTAL COMMON STOCKS (Cost $3,013,768)		3,367,480
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $3,607)	3,607	3,607
TOTAL INVESTMENTS — 100.0% (Cost $3,017,375)		3,371,087
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(870)
NET ASSETS — 100.0%		$ 3,370,217
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,367,480	$—	$—	$3,367,480
Short-Term Investment	3,607	—	—	3,607
TOTAL INVESTMENTS	$3,371,087	$—	$—	$3,371,087
Affiliate Table
	Number of Shares Held at 10/23/2018*	Value at 10/23/2018*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$46,472	$42,865	$—	$—	3,607	$3,607	$101
*	Commencement of operations.
See accompanying notes to financial statements.
25

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 34.9%
Aerojet Rocketdyne Holdings, Inc. (a)	8,722	$ 390,484
Aerovironment, Inc. (a)	5,721	324,781
Boeing Co.	1,029	374,566
Cubic Corp.	4,533	292,288
Ducommun, Inc. (a)	3,411	153,734
Elbit Systems, Ltd.	480	71,765
Embraer SA ADR	14,794	297,803
General Dynamics Corp.	1,655	300,912
HEICO Corp.	2,808	375,738
Huntington Ingalls Industries, Inc.	1,334	299,803
Kratos Defense & Security Solutions, Inc. (a)	16,505	377,799
L3 Technologies, Inc.	1,153	282,681
L3Harris Technologies, Inc.	1,892	357,834
Lockheed Martin Corp.	1,034	375,900
Mercury Systems, Inc. (a)	4,119	289,772
Northrop Grumman Corp.	1,172	378,685
Raytheon Co.	2,018	350,890
Teledyne Technologies, Inc. (a)	1,410	386,157
Textron, Inc.	7,326	388,571
TransDigm Group, Inc. (a)	600	290,280
United Technologies Corp.	2,879	374,846
Vectrus, Inc. (a)	5,153	209,006
		6,944,295
BUILDING PRODUCTS — 0.8%
Griffon Corp.	9,198	155,630
COMMUNICATIONS EQUIPMENT — 11.2%
Cisco Systems, Inc.	6,394	349,944
Comtech Telecommunications Corp.	8,046	226,173
F5 Networks, Inc. (a)	2,502	364,366
Juniper Networks, Inc.	13,253	352,928
NetScout Systems, Inc. (a)	13,442	341,292
Radware, Ltd. (a)	10,933	270,373
ViaSat, Inc. (a)	4,066	328,614
		2,233,690
CONSTRUCTION & ENGINEERING — 1.5%
Jacobs Engineering Group, Inc.	3,615	305,070
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.4%
Amphenol Corp. Class A	2,948	282,831
See accompanying notes to financial statements.
26

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Belden, Inc.	6,196	$ 369,096
FLIR Systems, Inc.	6,942	375,562
OSI Systems, Inc. (a)	3,195	359,853
Park Electrochemical Corp.	4,933	82,332
		1,469,674
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Varex Imaging Corp. (a)	12,316	377,485
IT SERVICES — 9.5%
Akamai Technologies, Inc. (a)	4,501	360,710
Leidos Holdings, Inc.	4,507	359,884
Limelight Networks, Inc. (a)	53,530	144,531
ManTech International Corp. Class A	5,629	370,670
Perspecta, Inc.	15,395	360,397
Science Applications International Corp.	3,285	284,349
		1,880,541
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Bruker Corp.	7,697	384,465
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Rambus, Inc. (a)	30,423	366,293
SOFTWARE — 27.3%
A10 Networks, Inc. (a)	22,129	150,920
Check Point Software Technologies, Ltd. (a)	3,155	364,749
CyberArk Software, Ltd. (a)	2,696	344,657
FireEye, Inc. (a)	24,632	364,800
Fortinet, Inc. (a)	4,639	356,414
Mimecast, Ltd. (a)	7,994	373,400
MobileIron, Inc. (a)	41,993	260,357
OneSpan, Inc. (a)	15,308	216,914
Palo Alto Networks, Inc. (a)	1,759	358,414
Proofpoint, Inc. (a)	3,251	390,933
Qualys, Inc. (a)	4,094	356,505
Rapid7, Inc. (a)	6,781	392,213
Symantec Corp.	18,612	404,997
Tenable Holdings, Inc. (a)	13,596	388,030
Varonis Systems, Inc. (a)	5,769	357,332
Verint Systems, Inc. (a)	6,353	341,664
		5,422,299
See accompanying notes to financial statements.
27

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Dell Technologies, Inc. Class C (a)	6,735	$ 342,138
TOTAL COMMON STOCKS (Cost $18,427,824)		19,881,580
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $6,864)	6,864	6,864
TOTAL INVESTMENTS — 100.0% (Cost $18,434,688)		19,888,444
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(5,260)
NET ASSETS — 100.0%		$ 19,883,184
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,881,580	$—	$—	$19,881,580
Short-Term Investment	6,864	—	—	6,864
TOTAL INVESTMENTS	$19,888,444	$—	$—	$19,888,444
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,081	$7,081	$655,577	$655,794	$—	$—	6,864	$6,864	$284
See accompanying notes to financial statements.
28

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.5%
Cubic Corp.	4,950	$ 319,176
AUTO COMPONENTS — 3.8%
Lear Corp.	2,511	349,707
AUTOMOBILES — 1.9%
Toyota Motor Corp. ADR	1,358	168,378
BUILDING PRODUCTS — 7.9%
Johnson Controls International PLC	8,618	356,010
Resideo Technologies, Inc. (a)	16,395	359,378
		715,388
COMMERCIAL SERVICES & SUPPLIES — 5.7%
ADT, Inc.	54,509	333,595
Tetra Tech, Inc.	2,348	184,436
		518,031
COMMUNICATIONS EQUIPMENT — 1.9%
InterDigital, Inc.	2,635	169,694
CONSTRUCTION & ENGINEERING — 2.0%
NV5 Global, Inc. (a)	2,232	181,685
ELECTRICAL EQUIPMENT — 9.8%
ABB, Ltd. ADR	8,864	177,546
Acuity Brands, Inc.	2,549	351,532
AMETEK, Inc.	1,996	181,317
Hubbell, Inc.	1,393	181,647
		892,042
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.4%
Badger Meter, Inc.	3,599	214,824
Control4 Corp. (a)	8,186	194,418
FLIR Systems, Inc.	3,318	179,504
Itron, Inc. (a)	5,688	355,898
TE Connectivity, Ltd.	1,858	177,959
		1,122,603
HOUSEHOLD DURABLES — 1.2%
Universal Electronics, Inc. (a)	2,652	108,785
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.8%
Atlantica Yield PLC	7,195	163,111
See accompanying notes to financial statements.
29

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 5.7%
Honeywell International, Inc.	1,970	$ 343,942
Roper Technologies, Inc.	467	171,044
		514,986
IT SERVICES — 2.1%
DXC Technology Co.	3,402	187,620
MACHINERY — 12.4%
Energy Recovery, Inc. (a)	4,958	51,662
Evoqua Water Technologies Corp. (a)	13,154	187,313
Mueller Water Products, Inc. Class A	17,784	174,639
Pentair PLC	9,635	358,422
Xylem, Inc.	4,247	355,219
		1,127,255
OIL, GAS & CONSUMABLE FUELS — 1.9%
Royal Dutch Shell PLC Class A ADR	2,689	174,973
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.1%
Intel Corp.	3,686	176,449
NXP Semiconductors NV	1,821	177,748
ON Semiconductor Corp. (a)	8,614	174,089
Qorvo, Inc. (a)	5,427	361,492
Rambus, Inc. (a)	17,305	208,352
Silicon Laboratories, Inc. (a)	1,744	180,330
STMicroelectronics NV	10,480	184,657
		1,463,117
SOFTWARE — 3.7%
Alarm.com Holdings, Inc. (a)	6,203	331,861
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Logitech International SA	4,464	177,489
WATER UTILITIES — 0.3%
AquaVenture Holdings, Ltd. (a)	1,338	26,720
WIRELESS TELECOMMUNICATION SERVICES — 3.8%
Rogers Communications, Inc. Class B	3,199	171,210
SK Telecom Co., Ltd. ADR	7,061	174,760
		345,970
TOTAL COMMON STOCKS (Cost $8,885,329)		9,058,591
See accompanying notes to financial statements.
30

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $6,108)	6,108	$ 6,108
TOTAL INVESTMENTS — 100.0% (Cost $8,891,437)		9,064,699
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		1,979
NET ASSETS — 100.0%		$ 9,066,678
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,058,591	$—	$—	$9,058,591
Short-Term Investment	6,108	—	—	6,108
TOTAL INVESTMENTS	$9,064,699	$—	$—	$9,064,699
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,844	$4,844	$352,524	$351,260	$—	$—	6,108	$6,108	$274
See accompanying notes to financial statements.
31

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 13.9%
Aerojet Rocketdyne Holdings, Inc. (a)	3,852	$ 172,454
Aerovironment, Inc. (a)	1,997	113,370
Boeing Co.	783	285,020
BWX Technologies, Inc.	1,888	98,365
Cubic Corp.	3,531	227,679
Ducommun, Inc. (a)	1,592	71,751
Elbit Systems, Ltd.	798	119,309
Embraer SA ADR	11,072	222,879
General Dynamics Corp.	408	74,182
HEICO Corp.	2,091	279,797
Hexcel Corp.	2,052	165,966
Huntington Ingalls Industries, Inc.	350	78,659
Kratos Defense & Security Solutions, Inc. (a)	13,197	302,079
L3 Technologies, Inc.	1,729	423,899
L3Harris Technologies, Inc.	1,652	312,443
Lockheed Martin Corp.	1,279	464,968
Mercury Systems, Inc. (a)	2,271	159,765
Moog, Inc. Class A	1,595	149,308
Northrop Grumman Corp.	1,119	361,560
Raytheon Co.	3,479	604,928
Teledyne Technologies, Inc. (a)	1,733	474,617
Textron, Inc.	2,766	146,709
TransDigm Group, Inc. (a)	361	174,652
United Technologies Corp.	1,128	146,865
Vectrus, Inc. (a)	4,284	173,759
		5,804,983
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	1,537	19,612
Aptiv PLC	324	26,189
BorgWarner, Inc.	505	21,200
Dana, Inc.	722	14,397
Delphi Technologies PLC	602	12,040
Garrett Motion, Inc. (a)	1,117	17,146
Gentherm, Inc. (a)	505	21,124
Kandi Technologies Group, Inc. (a)	4,184	20,627
Lear Corp.	1,261	175,619
Modine Manufacturing Co. (a)	864	12,364
Veoneer, Inc. (a)	1,241	21,482
See accompanying notes to financial statements.
32

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Visteon Corp. (a)	2,898	$ 169,765
		531,565
AUTOMOBILES — 1.6%
Fiat Chrysler Automobiles NV	4,798	66,308
Ford Motor Co.	2,532	25,902
General Motors Co.	1,481	57,063
Honda Motor Co., Ltd. ADR	756	19,535
NIO, Inc. ADR (a)	10,550	26,903
Tata Motors, Ltd. ADR (a)	1,887	22,040
Tesla, Inc. (a)	1,631	364,463
Toyota Motor Corp. ADR	858	106,384
		688,598
BANKS — 1.4%
Banco Santander Brasil SA ADR	8,690	103,150
Banco Santander SA ADR	50,386	230,768
Bank of Montreal	1,229	92,728
ICICI Bank, Ltd. ADR	8,115	102,168
ING Groep NV ADR	4,804	55,582
		584,396
BIOTECHNOLOGY — 2.6%
Adverum Biotechnologies, Inc. (a)	2,842	33,791
Allogene Therapeutics, Inc. (a)	886	23,789
Alnylam Pharmaceuticals, Inc. (a)	384	27,863
Amicus Therapeutics, Inc. (a)	2,239	27,943
Atara Biotherapeutics, Inc. (a)	1,091	21,940
Audentes Therapeutics, Inc. (a)	708	26,805
Biogen, Inc. (a)	119	27,831
BioMarin Pharmaceutical, Inc. (a)	225	19,271
Bluebird Bio, Inc. (a)	230	29,256
Cellectis SA ADR (a)	1,412	22,027
CRISPR Therapeutics AG (a)	646	30,427
Dicerna Pharmaceuticals, Inc. (a)	1,972	31,059
Editas Medicine, Inc. (a)	1,160	28,698
Fate Therapeutics, Inc. (a)	1,488	30,206
Gilead Sciences, Inc.	382	25,808
Grifols SA ADR	2,244	47,348
Homology Medicines, Inc. (a)	1,243	24,325
Immunomedics, Inc. (a)	1,263	17,518
Inovio Pharmaceuticals, Inc. (a)	7,430	21,844
Intellia Therapeutics, Inc. (a)	1,760	28,811
See accompanying notes to financial statements.
33

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Intrexon Corp. (a)	4,583	$ 35,106
Ionis Pharmaceuticals, Inc. (a)	271	17,417
Iovance Biotherapeutics, Inc. (a)	1,588	38,938
Ligand Pharmaceuticals, Inc. (a)	163	18,606
Medicines Co. (a)	784	28,592
ProQR Therapeutics NV (a)	2,260	20,566
Regeneron Pharmaceuticals, Inc. (a)	77	24,101
REGENXBIO, Inc. (a)	631	32,414
Rocket Pharmaceuticals, Inc. (a)	1,411	21,165
Sangamo Therapeutics, Inc. (a)	2,645	28,487
Sarepta Therapeutics, Inc. (a)	229	34,797
Seattle Genetics, Inc. (a)	294	20,348
Spark Therapeutics, Inc. (a)	220	22,524
Ultragenyx Pharmaceutical, Inc. (a)	462	29,337
uniQure NV (a)	457	35,715
Vericel Corp. (a)	1,644	31,055
Voyager Therapeutics, Inc. (a)	1,137	30,949
Xencor, Inc. (a)	747	30,575
ZIOPHARM Oncology, Inc. (a)	5,120	29,850
		1,077,102
BUILDING PRODUCTS — 0.9%
Griffon Corp.	5,481	92,738
Johnson Controls International PLC	4,009	165,612
Resideo Technologies, Inc. (a)	6,236	136,693
		395,043
CAPITAL MARKETS — 0.8%
BlackRock, Inc.	124	58,193
Charles Schwab Corp.	1,269	51,001
Nasdaq, Inc.	1,927	185,320
TD Ameritrade Holding Corp.	1,082	54,013
		348,527
CHEMICALS — 0.7%
DuPont de Nemours, Inc.	1,288	96,690
Huntsman Corp.	6,154	125,788
Ingevity Corp. (a)	466	49,009
		271,487
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT, Inc.	20,785	127,204
See accompanying notes to financial statements.
34

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Tetra Tech, Inc.	1,215	$ 95,439
		222,643
COMMUNICATIONS EQUIPMENT — 1.9%
CalAmp Corp. (a)	2,791	32,599
Cisco Systems, Inc.	1,797	98,350
Comtech Telecommunications Corp.	3,856	108,392
F5 Networks, Inc. (a)	633	92,184
InterDigital, Inc.	1,122	72,257
Ituran Location & Control, Ltd.	503	15,135
Juniper Networks, Inc.	3,604	95,974
NetScout Systems, Inc. (a)	3,269	83,000
Radware, Ltd. (a)	3,853	95,285
Ribbon Communications, Inc. (a)	6,169	30,166
ViaSat, Inc. (a)	1,111	89,791
		813,133
CONSTRUCTION & ENGINEERING — 1.4%
Aegion Corp. (a)	2,550	46,920
Arcosa, Inc.	4,721	177,651
Jacobs Engineering Group, Inc.	1,274	107,513
NV5 Global, Inc. (a)	1,350	109,890
Valmont Industries, Inc.	1,017	128,966
		570,940
CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	3,253	100,810
Green Dot Corp. Class A (a)	3,007	147,042
LendingClub Corp. (a)	29,121	95,517
LexinFintech Holdings, Ltd. ADR (a)	7,235	80,743
PPDAI Group, Inc. ADR	17,376	75,586
Qudian, Inc. ADR (a)	11,888	89,160
Yirendai, Ltd. ADR (a)	2,894	39,821
		628,679
CONTAINERS & PACKAGING — 0.3%
Ball Corp.	1,535	107,435
DIVERSIFIED FINANCIAL SERVICES — 0.2%
On Deck Capital, Inc. (a)	8,309	34,482
ORIX Corp. ADR	409	30,626
		65,108
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	1,293	74,645
See accompanying notes to financial statements.
35

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Iridium Communications, Inc. (a)	2,785	$ 64,779
ORBCOMM, Inc. (a)	5,887	42,681
Vonage Holdings Corp. (a)	21,581	244,513
		426,618
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	1,756	146,117
Avangrid, Inc.	2,882	145,541
Cia Paranaense de Energia ADR	9,609	122,034
Enel Americas SA ADR	17,933	159,066
Enel Chile SA ADR	7,182	34,330
Genie Energy, Ltd. Class B	5,611	59,757
NextEra Energy, Inc.	728	149,138
		815,983
ELECTRICAL EQUIPMENT — 3.9%
ABB, Ltd. ADR	19,042	381,411
Acuity Brands, Inc.	992	136,807
American Superconductor Corp. (a)	13,541	125,660
AMETEK, Inc.	1,232	111,915
Ballard Power Systems, Inc. (a)	26,923	109,846
Hubbell, Inc.	633	82,543
Plug Power, Inc. (a)	71,022	159,799
Sensata Technologies Holding PLC (a)	257	12,593
Sunrun, Inc. (a)	9,684	181,672
TPI Composites, Inc. (a)	6,773	167,429
Vivint Solar, Inc. (a)	22,567	164,739
		1,634,414
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Amphenol Corp. Class A	969	92,966
AU Optronics Corp. ADR	35,690	105,642
Badger Meter, Inc.	2,668	159,253
Belden, Inc.	1,535	91,440
Control4 Corp. (a)	7,114	168,958
FARO Technologies, Inc. (a)	898	47,217
Fitbit, Inc. Class A (a)	31,251	137,504
FLIR Systems, Inc.	8,503	460,012
Huami Corp. ADR (a)	2,005	20,050
IPG Photonics Corp. (a)	294	45,350
Itron, Inc. (a)	2,757	172,505
OSI Systems, Inc. (a)	2,791	314,350
Park Electrochemical Corp.	4,520	75,439
See accompanying notes to financial statements.
36

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Rogers Corp. (a)	115	$ 19,847
TE Connectivity, Ltd.	1,011	96,834
Trimble, Inc. (a)	1,095	49,395
TTM Technologies, Inc. (a)	7,564	77,153
		2,133,915
ENERGY EQUIPMENT & SERVICES — 0.5%
Forum Energy Technologies, Inc. (a)	27,790	95,042
Oceaneering International, Inc. (a)	2,271	46,305
TechnipFMC PLC	3,035	78,728
		220,075
ENTERTAINMENT — 2.9%
Activision Blizzard, Inc.	2,504	118,189
Bilibili, Inc. ADR (a)	9,697	157,770
Changyou.com, Ltd. ADR	5,607	53,883
Glu Mobile, Inc. (a)	10,539	75,670
Gravity Co., Ltd. ADR (a)	1,271	58,657
NetEase, Inc. ADR	909	232,495
Sea, Ltd. ADR (a)	10,196	338,711
Zynga, Inc. Class A (a)	28,356	173,822
		1,209,197
GAS UTILITIES — 0.3%
New Jersey Resources Corp.	2,885	143,587
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	339	28,510
Accuray, Inc. (a)	15,423	59,687
AngioDynamics, Inc. (a)	1,290	25,400
Boston Scientific Corp. (a)	721	30,989
CONMED Corp.	501	42,871
Corindus Vascular Robotics, Inc. (a)	20,934	62,383
Danaher Corp.	205	29,299
Globus Medical, Inc. Class A (a)	1,530	64,719
Intuitive Surgical, Inc. (a)	132	69,241
iRhythm Technologies, Inc. (a)	525	41,517
Koninklijke Philips NV	613	26,714
Masimo Corp. (a)	288	42,860
Medtronic PLC	759	73,919
Smith & Nephew PLC ADR	997	43,409
Stryker Corp.	354	72,775
TransEnterix, Inc. (a)	49,598	67,453
See accompanying notes to financial statements.
37

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Varex Imaging Corp. (a)	6,804	$ 208,543
		990,289
HEALTH CARE PROVIDERS & SERVICES — 0.2%
HealthEquity, Inc. (a)	754	49,312
McKesson Corp.	329	44,214
		93,526
HEALTH CARE TECHNOLOGY — 0.2%
Omnicell, Inc. (a)	766	65,899
HOUSEHOLD DURABLES — 1.0%
Garmin, Ltd.	1,414	112,837
GoPro, Inc. Class A (a)	9,408	51,368
iRobot Corp. (a)	736	67,447
Sony Corp. ADR	2,300	120,497
Universal Electronics, Inc. (a)	1,791	73,467
		425,616
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.9%
AES Corp.	8,739	146,466
Atlantica Yield PLC	14,038	318,241
NRG Energy, Inc.	3,404	119,549
Ormat Technologies, Inc.	5,044	319,739
Pattern Energy Group, Inc. Class A	6,425	148,353
TerraForm Power, Inc. Class A	10,191	145,731
TransAlta Corp.	4,360	28,384
		1,226,463
INDUSTRIAL CONGLOMERATES — 1.3%
General Electric Co.	15,666	164,493
Honeywell International, Inc.	1,301	227,141
Roper Technologies, Inc.	403	147,603
		539,237
INSURANCE — 0.4%
Aegon NV	11,566	57,252
Allstate Corp.	581	59,082
Progressive Corp.	714	57,070
		173,404
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class A (a)	160	173,248
Baidu, Inc. ADR (a)	1,500	176,040
See accompanying notes to financial statements.
38

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Facebook, Inc. Class A (a)	1,521	$ 293,553
IAC/InterActiveCorp (a)	736	160,102
LINE Corp. ADR (a)	9,150	257,481
Match Group, Inc.	2,647	178,064
Meet Group, Inc. (a)	30,210	105,131
Momo, Inc. ADR	4,544	162,675
Snap, Inc. Class A (a)	20,524	293,493
Twitter, Inc. (a)	4,228	147,557
Weibo Corp. ADR (a)	2,585	112,577
Yandex NV Class A (a)	1,233	46,854
Yelp, Inc. (a)	4,043	138,190
YY, Inc. ADR (a)	2,118	147,603
		2,392,568
INTERNET & DIRECT MARKETING RETAIL — 1.1%
Alibaba Group Holding, Ltd. ADR (a)	616	104,381
MercadoLibre, Inc. (a)	246	150,496
Overstock.com, Inc. (a)	14,822	201,579
		456,456
IT SERVICES — 9.5%
Akamai Technologies, Inc. (a)	1,251	100,255
Broadridge Financial Solutions, Inc.	1,407	179,646
CACI International, Inc. Class A (a)	744	152,215
DXC Technology Co.	1,875	103,406
Fidelity National Information Services, Inc.	1,224	150,160
First Data Corp. Class A (a)	5,487	148,533
Fiserv, Inc. (a)	1,632	148,773
Infosys, Ltd. ADR	17,018	182,093
International Business Machines Corp.	1,270	175,133
Leidos Holdings, Inc.	4,249	339,283
Limelight Networks, Inc. (a)	29,247	78,967
ManTech International Corp. Class A	4,797	315,882
Mastercard, Inc. Class A	370	97,876
Net 1 UEPS Technologies, Inc. (a)	10,948	43,792
Pagseguro Digital, Ltd. Class A (a)	6,413	249,915
PayPal Holdings, Inc. (a)	1,273	145,708
Perspecta, Inc.	4,284	100,288
QIWI PLC ADR	3,297	64,522
Science Applications International Corp.	1,267	109,672
Shopify, Inc. Class A (a)	516	154,877
Square, Inc. Class A (a)	2,129	154,416
Twilio, Inc. Class A (a)	1,662	226,614
See accompanying notes to financial statements.
39

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Virtusa Corp. (a)	2,642	$ 117,384
Visa, Inc. Class A	874	151,683
Wipro, Ltd. ADR	24,689	106,903
Worldpay, Inc. Class A (a)	1,214	148,776
		3,946,772
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Accelerate Diagnostics, Inc. (a)	3,527	80,698
Agilent Technologies, Inc.	607	45,325
Bruker Corp.	7,442	371,728
Charles River Laboratories International, Inc. (a)	464	65,841
Codexis, Inc. (a)	1,337	24,641
Luminex Corp.	1,209	24,954
Mettler-Toledo International, Inc. (a)	44	36,960
Pacific Biosciences of California, Inc. (a)	6,161	37,274
PerkinElmer, Inc.	488	47,014
Thermo Fisher Scientific, Inc.	234	68,721
		803,156
MACHINERY — 3.4%
Barnes Group, Inc.	737	41,523
Cummins, Inc.	125	21,417
Dover Corp.	421	42,184
Energy Recovery, Inc. (a)	4,519	47,088
ESCO Technologies, Inc.	1,242	102,614
Evoqua Water Technologies Corp. (a)	11,040	157,210
Fortive Corp.	542	44,184
Hyster-Yale Materials Handling, Inc.	3,631	200,649
John Bean Technologies Corp.	580	70,255
Lincoln Electric Holdings, Inc.	840	69,149
Luxfer Holdings PLC	538	13,192
Mueller Water Products, Inc. Class A	7,556	74,200
Pentair PLC	4,006	149,023
Proto Labs, Inc. (a)	391	45,364
Standex International Corp.	1,368	100,055
WABCO Holdings, Inc. (a)	540	71,604
Xylem, Inc.	1,864	155,905
		1,405,616
MEDIA — 0.3%
CBS Corp. Class B	2,408	120,159
METALS & MINING — 0.3%
Allegheny Technologies, Inc. (a)	1,899	47,855
See accompanying notes to financial statements.
40

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
ArcelorMittal	611	$ 11,016
Carpenter Technology Corp.	908	43,566
Kaiser Aluminum Corp.	331	32,309
		134,746
MULTI-UTILITIES — 0.9%
Algonquin Power & Utilities Corp.	7,641	92,533
Consolidated Edison, Inc.	1,657	145,286
Sempra Energy	1,092	150,084
		387,903
OIL, GAS & CONSUMABLE FUELS — 0.5%
Enbridge, Inc.	3,976	143,454
Royal Dutch Shell PLC Class A ADR	1,273	82,834
		226,288
PHARMACEUTICALS — 0.2%
Mallinckrodt PLC (a)	1,974	18,121
Novartis AG ADR	238	21,732
Sanofi ADR	487	21,072
WaVe Life Sciences, Ltd. (a)	886	23,116
		84,041
ROAD & RAIL — 0.2%
Avis Budget Group, Inc. (a)	1,239	43,563
Hertz Global Holdings, Inc. (a)	1,505	24,020
		67,583
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.9%
Advanced Micro Devices, Inc. (a)	2,539	77,109
Ambarella, Inc. (a)	3,173	140,024
Analog Devices, Inc.	915	103,276
Applied Materials, Inc.	3,012	135,269
Brooks Automation, Inc.	1,861	72,114
Camtek, Ltd.	2,400	20,280
Canadian Solar, Inc. (a)	9,009	196,666
Daqo New Energy Corp. ADR (a)	4,304	182,360
Enphase Energy, Inc. (a)	10,359	188,845
First Solar, Inc. (a)	2,856	187,582
Himax Technologies, Inc. ADR	23,062	80,256
Intel Corp.	2,129	101,915
JinkoSolar Holding Co., Ltd. ADR (a)	8,157	176,925
KLA-Tencor Corp.	388	45,891
MagnaChip Semiconductor Corp. (a)	6,420	66,447
See accompanying notes to financial statements.
41

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Micron Technology, Inc. (a)	2,027	$ 78,222
NeoPhotonics Corp. (a)	6,606	27,613
NVE Corp.	208	14,483
NVIDIA Corp.	2,468	405,320
NXP Semiconductors NV	1,844	179,993
ON Semiconductor Corp. (a)	3,966	80,153
Qorvo, Inc. (a)	2,024	134,819
Rambus, Inc. (a)	29,876	359,707
Silicon Laboratories, Inc. (a)	907	93,784
SolarEdge Technologies, Inc. (a)	3,338	208,491
STMicroelectronics NV	11,319	199,441
SunPower Corp. (a)	20,540	219,573
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,723	185,000
Teradyne, Inc.	1,487	71,242
Texas Instruments, Inc.	238	27,313
Ultra Clean Holdings, Inc. (a)	3,356	46,716
Xperi Corp.	547	11,263
		4,118,092
SOFTWARE — 9.1%
8x8, Inc. (a)	8,880	214,008
A10 Networks, Inc. (a)	15,137	103,234
ACI Worldwide, Inc. (a)	4,518	155,148
Agilysys, Inc. (a)	2,475	53,138
Alarm.com Holdings, Inc. (a)	2,031	108,658
Alteryx, Inc. Class A (a)	2,212	241,373
ANSYS, Inc. (a)	233	47,723
Atlassian Corp. PLC Class A (a)	2,014	263,512
Autodesk, Inc. (a)	163	26,553
Avaya Holdings Corp. (a)	11,915	141,908
Blackbaud, Inc.	1,151	96,109
Check Point Software Technologies, Ltd. (a)	830	95,956
CyberArk Software, Ltd. (a)	746	95,369
FireEye, Inc. (a)	6,016	89,097
Fortinet, Inc. (a)	1,116	85,742
Materialise NV ADR (a)	1,018	19,871
Microsoft Corp.	3,233	433,093
Mimecast, Ltd. (a)	1,891	88,329
MiX Telematics, Ltd. ADR	1,091	16,398
MobileIron, Inc. (a)	16,009	99,256
OneSpan, Inc. (a)	5,495	77,864
Palo Alto Networks, Inc. (a)	382	77,836
Proofpoint, Inc. (a)	778	93,555
See accompanying notes to financial statements.
42

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
PTC, Inc. (a)	1,491	$ 133,832
Q2 Holdings, Inc. (a)	1,210	92,396
Qualys, Inc. (a)	1,093	95,178
Rapid7, Inc. (a)	1,839	106,368
RingCentral, Inc. Class A (a)	1,876	215,590
Symantec Corp.	4,168	90,696
Telenav, Inc. (a)	855	6,840
Tenable Holdings, Inc. (a)	3,271	93,354
Varonis Systems, Inc. (a)	1,347	83,433
Verint Systems, Inc. (a)	1,630	87,661
Xunlei, Ltd. ADR (a)	33,009	86,484
		3,815,562
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
3D Systems Corp. (a)	20,578	187,260
Apple, Inc.	1,343	265,807
Dell Technologies, Inc. Class C (a)	1,489	75,641
HP, Inc.	2,232	46,403
Immersion Corp. (a)	1,262	9,604
Logitech International SA	2,403	95,543
NCR Corp. (a)	4,452	138,457
Stratasys, Ltd. (a)	1,908	56,038
		874,753
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Fossil Group, Inc. (a)	3,385	38,928
WATER UTILITIES — 0.1%
AquaVenture Holdings, Ltd. (a)	1,715	34,249
WIRELESS TELECOMMUNICATION SERVICES — 1.4%
China Mobile, Ltd. ADR	2,085	94,430
PLDT, Inc. ADR	3,556	88,260
Rogers Communications, Inc. Class B	1,885	100,885
SK Telecom Co., Ltd. ADR	7,795	192,926
Vodafone Group PLC ADR	5,895	96,265
		572,766
TOTAL COMMON STOCKS (Cost $40,472,572)		41,687,500
See accompanying notes to financial statements.
43

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $29,171)	29,171	$ 29,171
TOTAL INVESTMENTS — 99.9% (Cost $40,501,743)		41,716,671
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		43,241
NET ASSETS — 100.0%		$ 41,759,912
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,687,500	$—	$—	$41,687,500
Short-Term Investment	29,171	—	—	29,171
TOTAL INVESTMENTS	$41,716,671	$—	$—	$41,716,671
Affiliate Table
	Number of Shares Held at 10/23/18*	Value at 10/23/18*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$304,673	$275,502	$—	$—	29,171	$29,171	$187
*	Commencement of operations.
See accompanying notes to financial statements.
44

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
HEICO Corp.	765	$ 102,365
AUTO COMPONENTS — 24.8%
American Axle & Manufacturing Holdings, Inc. (a)	14,818	189,078
Aptiv PLC	2,281	184,373
BorgWarner, Inc.	4,210	176,736
Dana, Inc.	5,817	115,991
Delphi Technologies PLC	5,473	109,460
Garrett Motion, Inc. (a)	10,634	163,232
Gentherm, Inc. (a)	3,275	136,993
Kandi Technologies Group, Inc. (a)	13,711	67,595
Lear Corp.	1,259	175,341
Modine Manufacturing Co. (a)	3,155	45,148
Veoneer, Inc. (a)	10,533	182,326
Visteon Corp. (a)	3,326	194,837
		1,741,110
AUTOMOBILES — 15.7%
Fiat Chrysler Automobiles NV	7,269	100,458
Ford Motor Co.	17,346	177,450
General Motors Co.	2,730	105,187
Honda Motor Co., Ltd. ADR	6,664	172,198
NIO, Inc. ADR (a)	67,000	170,850
Tata Motors, Ltd. ADR (a)	8,081	94,386
Tesla, Inc. (a)	816	182,343
Toyota Motor Corp. ADR	770	95,472
		1,098,344
BUILDING PRODUCTS — 1.5%
Johnson Controls International PLC	2,463	101,746
COMMUNICATIONS EQUIPMENT — 2.5%
CalAmp Corp. (a)	6,229	72,755
Comtech Telecommunications Corp.	2,719	76,431
Ituran Location & Control, Ltd.	960	28,886
		178,072
DIVERSIFIED FINANCIAL SERVICES — 0.9%
ORIX Corp. ADR	813	60,877
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
ORBCOMM, Inc. (a)	11,332	82,157
See accompanying notes to financial statements.
45

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 4.3%
Ballard Power Systems, Inc. (a)	13,173	$ 53,746
Plug Power, Inc. (a)	65,748	147,933
Sensata Technologies Holding PLC (a)	2,094	102,606
		304,285
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.8%
FLIR Systems, Inc.	1,880	101,708
Rogers Corp. (a)	1,107	191,046
Trimble, Inc. (a)	4,011	180,936
		473,690
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A (a)	90	97,452
Baidu, Inc. ADR (a)	861	101,047
Yandex NV Class A (a)	4,460	169,480
		367,979
IT SERVICES — 1.5%
DXC Technology Co.	1,940	106,991
MACHINERY — 9.8%
Cummins, Inc.	1,048	179,565
Fortive Corp.	2,185	178,121
Hyster-Yale Materials Handling, Inc.	1,370	75,706
Luxfer Holdings PLC	3,321	81,431
WABCO Holdings, Inc. (a)	1,305	173,043
		687,866
METALS & MINING — 1.5%
ArcelorMittal	5,926	106,846
ROAD & RAIL — 4.4%
Avis Budget Group, Inc. (a)	5,568	195,771
Hertz Global Holdings, Inc. (a)	6,901	110,140
		305,911
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.1%
Ambarella, Inc. (a)	2,310	101,940
Analog Devices, Inc.	933	105,308
Intel Corp.	2,102	100,623
NVIDIA Corp.	666	109,377
NXP Semiconductors NV	1,032	100,733
ON Semiconductor Corp. (a)	4,913	99,292
SolarEdge Technologies, Inc. (a)	1,776	110,929
STMicroelectronics NV	5,977	105,315
See accompanying notes to financial statements.
46

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,468	$ 96,672
Texas Instruments, Inc.	882	101,218
Xperi Corp.	4,787	98,564
		1,129,971
SOFTWARE — 2.2%
ANSYS, Inc. (a)	492	100,771
MiX Telematics, Ltd. ADR	1,427	21,448
Telenav, Inc. (a)	3,952	31,616
		153,835
TOTAL COMMON STOCKS (Cost $7,367,180)		7,002,045
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $7,975)	7,975	7,975
TOTAL INVESTMENTS — 100.0% (Cost $7,375,155)		7,010,020
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		1,388
NET ASSETS — 100.0%		$ 7,011,408
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,002,045	$—	$—	$7,002,045
Short-Term Investment	7,975	—	—	7,975
TOTAL INVESTMENTS	$7,010,020	$—	$—	$7,010,020
See accompanying notes to financial statements.
47

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,127	$9,127	$520,515	$521,667	$—	$—	7,975	$7,975	$226
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
ASSETS
Investments in unaffiliated issuers, at value	$6,242,463	$3,367,480	$19,881,580
Investments in affiliated issuers, at value	—	3,607	6,864
Total Investments	6,242,463	3,371,087	19,888,444
Cash	—	22,914	—
Receivable for investments sold	67,945	—	—
Dividends receivable — unaffiliated issuers	8,412	321	1,234
Dividends receivable — affiliated issuers	1	12	23
Other Receivable	2,567	—	—
TOTAL ASSETS	6,321,388	3,394,334	19,889,701
LIABILITIES
Due to custodian	11,316	—	—
Payable for investments purchased	28,852	22,914	—
Advisory fee payable	1,953	1,202	6,503
Trustees’ fees and expenses payable	1	1	14
TOTAL LIABILITIES	42,122	24,117	6,517
NET ASSETS	$6,279,266	$3,370,217	$19,883,184
NET ASSETS CONSIST OF:
Paid-in Capital	$5,723,837	$3,025,256	$18,695,328
Total distributable earnings (loss)	555,429	344,961	1,187,856
NET ASSETS	$6,279,266	$3,370,217	$19,883,184
NET ASSET VALUE PER SHARE
Net asset value per share	$ 38.06	$ 33.70	$ 37.52
Shares outstanding (unlimited amount authorized, $0.01 par value)	165,000	100,000	530,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,636,826	$3,013,768	$18,427,824
Investments in affiliated issuers	—	3,607	6,864
Total cost of investments	$5,636,826	$3,017,375	$18,434,688
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2019

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
ASSETS
Investments in unaffiliated issuers, at value	$9,058,591	$41,687,500	$7,002,045
Investments in affiliated issuers, at value	6,108	29,171	7,975
Total Investments	9,064,699	41,716,671	7,010,020
Receivable for investments sold	—	31,539	16,536
Receivable for fund shares sold	—	3,295,314	—
Dividends receivable — unaffiliated issuers	4,819	14,145	3,815
Dividends receivable — affiliated issuers	106	74	90
Receivable for foreign taxes recoverable	349	16	33
TOTAL ASSETS	9,069,973	45,057,759	7,030,494
LIABILITIES
Due to custodian	—	—	16,536
Payable for investments purchased	—	3,293,825	—
Advisory fee payable	3,286	4,020	2,541
Trustees’ fees and expenses payable	9	2	9
TOTAL LIABILITIES	3,295	3,297,847	19,086
NET ASSETS	$9,066,678	$41,759,912	$7,011,408
NET ASSETS CONSIST OF:
Paid-in Capital	$9,101,795	$41,017,473	$7,729,276
Total distributable earnings (loss)	(35,117)	742,439	(717,868)
NET ASSETS	$9,066,678	$41,759,912	$7,011,408
NET ASSET VALUE PER SHARE
Net asset value per share	$ 30.22	$ 33.27	$ 28.05
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	1,255,000	250,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,885,329	$40,472,572	$7,367,180
Investments in affiliated issuers	6,108	29,171	7,975
Total cost of investments	$8,891,437	$40,501,743	$7,375,155
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR S&P Kensho Clean Power ETF(a)	SPDR S&P Kensho Final Frontiers ETF(a)	SPDR S&P Kensho Future Security ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 58,703	$ 27,847	$ 81,497
Dividend income — affiliated issuers	50	101	284
Dividend income — non-cash	6,628	—	—
Foreign taxes withheld	(1,998)	(116)	(570)
TOTAL INVESTMENT INCOME (LOSS)	63,383	27,832	81,211
EXPENSES
Advisory fee	11,220	9,240	50,521
Trustees’ fees and expenses	26	25	164
Miscellaneous expenses	36	139	—
TOTAL EXPENSES	11,282	9,404	50,685
NET INVESTMENT INCOME (LOSS)	52,101	18,428	30,526
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(59,773)	(9,636)	(266,022)
In-kind redemptions — unaffiliated issuers	351,946	(16,755)	832,834
Foreign currency transactions	4	(8)	(15)
Net realized gain (loss)	292,177	(26,399)	566,797
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	605,637	353,712	1,094,700
Foreign currency translations	—	—	2
Net change in unrealized appreciation/depreciation	605,637	353,712	1,094,702
NET REALIZED AND UNREALIZED GAIN (LOSS)	897,814	327,313	1,661,499
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$949,915	$345,741	$1,692,025
(a)	For the period October 22, 2018 (inception date) through June 30, 2019.
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2019

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF(a)	SPDR S&P Kensho Smart Mobility ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 80,896	$ 67,845	$ 82,940
Dividend income — affiliated issuers	274	187	226
Foreign taxes withheld	(3,034)	(2,873)	(3,608)
TOTAL INVESTMENT INCOME (LOSS)	78,136	65,159	79,558
EXPENSES
Advisory fee	29,670	10,909	27,510
Trustees’ fees and expenses	98	44	99
Miscellaneous expenses	—	37	59
TOTAL EXPENSES	29,768	10,990	27,668
NET INVESTMENT INCOME (LOSS)	48,368	54,169	51,890
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(204,878)	(487,332)	(354,684)
In-kind redemptions — unaffiliated issuers	181,522	871,630	144,876
Foreign currency transactions	2	(1)	—
Net realized gain (loss)	(23,354)	384,297	(209,808)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	350,158	1,214,928	(120,400)
Foreign currency translations	22	2	—
Net change in unrealized appreciation/depreciation	350,180	1,214,930	(120,400)
NET REALIZED AND UNREALIZED GAIN (LOSS)	326,826	1,599,227	(330,208)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 375,194	$1,653,396	$(278,318)
(a)	For the period October 22, 2018 (inception date) through June 30, 2019.
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

SPDR S&P Kensho Clean Power ETF
For the Period 10/22/18* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 52,101
Net realized gain (loss)	292,177
Net change in unrealized appreciation/depreciation	605,637
Net increase (decrease) in net assets resulting from operations	949,915
Net equalization credits and charges	6,519
Distributions to shareholders	(43,087)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,836,496
Cost of shares redeemed	(1,464,058)
Net income equalization	(6,519)
Net increase (decrease) in net assets from beneficial interest transactions	5,365,919
Net increase (decrease) in net assets during the period	6,279,266
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$ 6,279,266
SHARES OF BENEFICIAL INTEREST:
Shares sold	210,000
Shares redeemed	(45,000)
Net increase (decrease)	165,000
* Inception date.
See accompanying notes to financial statements.
53

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

SPDR S&P Kensho Final Frontiers ETF
For the Period 10/22/18* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,428
Net realized gain (loss)	(26,399)
Net change in unrealized appreciation/depreciation	353,712
Net increase (decrease) in net assets resulting from operations	345,741
Net equalization credits and charges	32
Distributions to shareholders	(17,535)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,667,259
Cost of shares redeemed	(625,248)
Net income equalization	(32)
Net increase (decrease) in net assets from beneficial interest transactions	3,041,979
Net increase (decrease) in net assets during the period	3,370,217
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$3,370,217
SHARES OF BENEFICIAL INTEREST:
Shares sold	125,000
Shares redeemed	(25,000)
Net increase (decrease)	100,000
* Inception date.
See accompanying notes to financial statements.
54

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/19	For the Period 12/26/17* - 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 30,526	$ 6,863
Net realized gain (loss)	566,797	194,242
Net change in unrealized appreciation/depreciation	1,094,702	359,056
Net increase (decrease) in net assets resulting from operations	1,692,025	560,161
Net equalization credits and charges	(99,488)	622
Distributions to shareholders (Note 9)	(167,565)	(8,753)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	13,441,379	10,686,924
Cost of shares redeemed	(3,289,904)	(3,031,083)
Net income equalization	99,488	(622)
Net increase (decrease) in net assets from beneficial interest transactions	10,250,963	7,655,219
Net increase (decrease) in net assets during the period	11,675,935	8,207,249
Net assets at beginning of period	8,207,249	—
NET ASSETS AT END OF PERIOD	$19,883,184	$ 8,207,249
SHARES OF BENEFICIAL INTEREST:
Shares sold	380,000	350,000
Shares redeemed	(100,000)	(100,000)
Net increase (decrease)	280,000	250,000
* Inception date.
See accompanying notes to financial statements.
55

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/19	For the Period 12/26/17* - 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 48,368	$ 14,944
Net realized gain (loss)	(23,354)	(8,046)
Net change in unrealized appreciation/depreciation	350,180	(176,904)
Net increase (decrease) in net assets resulting from operations	375,194	(170,006)
Net equalization credits and charges	(706)	59
Distributions to shareholders (Note 9)	(49,980)	(13,454)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,471,519	4,532,160
Cost of shares redeemed	(2,078,755)	—
Net income equalization	706	(59)
Net increase (decrease) in net assets from beneficial interest transactions	4,393,470	4,532,101
Net increase (decrease) in net assets during the period	4,717,978	4,348,700
Net assets at beginning of period	4,348,700	—
NET ASSETS AT END OF PERIOD	$ 9,066,678	$4,348,700
SHARES OF BENEFICIAL INTEREST:
Shares sold	230,000	150,000
Shares redeemed	(80,000)	—
Net increase (decrease)	150,000	150,000
* Inception date.
See accompanying notes to financial statements.
56

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

SPDR S&P Kensho New Economies Composite ETF
For the Period 10/22/18* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 54,169
Net realized gain (loss)	384,297
Net change in unrealized appreciation/depreciation	1,214,930
Net increase (decrease) in net assets resulting from operations	1,653,396
Net equalization credits and charges	111,407
Distributions to shareholders	(41,073)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	46,401,581
Cost of shares redeemed	(6,253,992)
Net income equalization	(111,407)
Net increase (decrease) in net assets from beneficial interest transactions	40,036,182
Net increase (decrease) in net assets during the period	41,759,912
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$41,759,912
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,450,000
Shares redeemed	(195,000)
Net increase (decrease)	1,255,000
* Inception date.
See accompanying notes to financial statements.
57

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/19	For the Period 12/26/17* - 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 51,890	$ 9,174
Net realized gain (loss)	(209,808)	80,034
Net change in unrealized appreciation/depreciation	(120,400)	(244,735)
Net increase (decrease) in net assets resulting from operations	(278,318)	(155,527)
Net equalization credits and charges	(22,633)	1,467
Distributions to shareholders (Note 9)	(139,380)	(10,724)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,746,156	6,119,865
Cost of shares redeemed	(2,270,664)	—
Net income equalization	22,633	(1,467)
Net increase (decrease) in net assets from beneficial interest transactions	1,498,125	6,118,398
Net increase (decrease) in net assets during the period	1,057,794	5,953,614
Net assets at beginning of period	5,953,614	—
NET ASSETS AT END OF PERIOD	$ 7,011,408	$5,953,614
SHARES OF BENEFICIAL INTEREST:
Shares sold	140,000	200,000
Shares redeemed	(90,000)	—
Net increase (decrease)	50,000	200,000
* Inception date.
See accompanying notes to financial statements.
58

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR S&P Kensho Clean Power ETF
For the Period 10/23/2018* - 6/30/19
Net asset value, beginning of period	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48
Net realized and unrealized gain (loss) (b)	7.97
Total from investment operations	8.45
Net equalization credits and charges (a)	0.06
Distributions to shareholders from:
Net investment income	(0.37)
Net asset value, end of period	$38.06
Total return (c)	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,279
Ratios to average net assets:
Total expenses	0.45%(d)
Net investment income (loss)	2.08%(d)
Portfolio turnover rate (e)	24%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR S&P Kensho Final Frontiers ETF
For the Period 10/23/2018* - 6/30/19
Net asset value, beginning of period	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18
Net realized and unrealized gain (loss) (b)	3.57
Total from investment operations	3.75
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.18)
Net asset value, end of period	$33.70
Total return (d)	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,370
Ratios to average net assets:
Total expenses	0.46%(e)
Net investment income (loss)	0.89%(e)
Portfolio turnover rate (f)	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
60

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 32.83	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.03
Net realized and unrealized gain (loss) (b)	5.44	2.84
Total from investment operations	5.53	2.87
Net equalization credits and charges (a)	(0.30)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.54)	(0.04)
Net asset value, end of period	$ 37.52	$32.83
Total return (d)	16.36%	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,883	$8,207
Ratios to average net assets:
Total expenses	0.45%	0.46%(e)
Net investment income (loss)	0.27%	0.20%(e)
Portfolio turnover rate (f)	28%	32%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
61

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$28.99	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.11
Net realized and unrealized gain (loss) (b)	1.23	(1.03)
Total from investment operations	1.44	(0.92)
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.21)	(0.09)
Net asset value, end of period	$30.22	$28.99
Total return (d)	5.01%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,067	$4,349
Ratios to average net assets:
Total expenses	0.45%	0.46%(e)
Net investment income (loss)	0.73%	0.67%(e)
Portfolio turnover rate (f)	22%	45%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.
62

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR S&P Kensho New Economies Composite ETF
For the Period 10/23/18* - 6/30/19
Net asset value, beginning of period	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21
Net realized and unrealized gain (loss) (b)	2.56
Total from investment operations	2.77
Net equalization credits and charges (a)	0.44
Distributions to shareholders from:
Net investment income	(0.11)
Net asset value, end of period	$ 33.27
Total return (c)	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,760
Ratios to average net assets:
Total expenses	0.20%(d)
Net investment income (loss)	0.99%(d)
Portfolio turnover rate (e)	98%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$29.77	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.06
Net realized and unrealized gain (loss) (b)	(1.20)	(0.24)
Total from investment operations	(0.96)	(0.18)
Net equalization credits and charges (a)	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(0.66)	(0.06)
Net asset value, end of period	$28.05	$29.77
Total return (c)	(3.22)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,011	$5,954
Ratios to average net assets:
Total expenses	0.45%	0.46%(d)
Net investment income (loss)	0.85%	0.39%(d)
Portfolio turnover rate (e)	36%	63%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Kensho Clean Power ETF (formerly, SPDR Kensho Clean Power ETF)
SPDR S&P Kensho Final Frontiers ETF (formerly, SPDR Kensho Final Frontiers ETF)
SPDR S&P Kensho Future Security ETF (formerly, SPDR Kensho Future Security ETF)
SPDR S&P Kensho Intelligent Structures ETF (formerly, SPDR Kensho Intelligent Structures ETF)
SPDR S&P Kensho New Economies Composite ETF (formerly, SPDR Kensho New Economies Composite ETF)
SPDR S&P Kensho Smart Mobility ETF (formerly, SPDR Kensho Smart Mobility ETF)
Each Fund is classified as a non-diversified investment company under the 1940 Act.
The SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF and SPDR S&P Kensho New Economies Composite ETF were formed on October 22, 2018 and commenced operations on October 23, 2018.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
65

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
66

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
67

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales
68

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Kensho Clean Power ETF	0.45%
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
69

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more
70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
SPDR S&P Kensho Clean Power ETF	1	13.94%
SPDR S&P Kensho Final Frontiers ETF	1	70.00%
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR S&P Kensho Clean Power ETF	$ 939,560	$ 896,070
SPDR S&P Kensho Final Frontiers ETF	531,782	523,259
SPDR S&P Kensho Future Security ETF	3,310,969	3,274,867
SPDR S&P Kensho Intelligent Structures ETF	1,457,961	1,449,178
SPDR S&P Kensho New Economies Composite ETF	9,746,035	9,618,569
SPDR S&P Kensho Smart Mobility ETF	2,235,850	2,314,332
71

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Kensho Clean Power ETF	$ 6,827,008	$1,486,751	$351,946
SPDR S&P Kensho Final Frontiers ETF	3,658,455	626,818	(16,755)
SPDR S&P Kensho Future Security ETF	13,480,236	3,378,046	832,834
SPDR S&P Kensho Intelligent Structures ETF	6,465,168	2,084,810	181,522
SPDR S&P Kensho New Economies Composite ETF	46,325,802	6,318,274	871,630
SPDR S&P Kensho Smart Mobility ETF	3,768,900	2,298,637	144,876
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF and SPDR S&P Kensho New Economies Composite ETF intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
72

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, return of capital adjustments, passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Kensho Clean Power ETF	$ 43,087	$—	$ 43,087
SPDR S&P Kensho Final Frontiers ETF	17,535	—	17,535
SPDR S&P Kensho Future Security ETF	167,565	—	167,565
SPDR S&P Kensho Intelligent Structures ETF	49,980	—	49,980
SPDR S&P Kensho New Economies Composite ETF	41,073	—	41,073
SPDR S&P Kensho Smart Mobility ETF	139,380	—	139,380
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Kensho Future Security ETF	$ 8,753	$ —	$ 8,753
SPDR S&P Kensho Intelligent Structures ETF	13,454	—	13,454
SPDR S&P Kensho Smart Mobility ETF	10,724	—	10,724
73

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR S&P Kensho Clean Power ETF	$ 5,794	$ (57,793)	$—	$ 607,428	$—	$ 555,429
SPDR S&P Kensho Final Frontiers ETF	885	(9,488)	—	353,564	—	344,961
SPDR S&P Kensho Future Security ETF	—	(249,492)	—	1,437,348	—	1,187,856
SPDR S&P Kensho Intelligent Structures ETF	—	(207,641)	—	172,524	—	(35,117)
SPDR S&P Kensho New Economies Composite ETF	17,851	(481,661)	—	1,206,249	—	742,439
SPDR S&P Kensho Smart Mobility ETF	—	(327,151)	—	(390,717)	—	(717,868)
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P Kensho Clean Power ETF	$ 57,793	$ —
SPDR S&P Kensho Final Frontiers ETF	9,488	—
SPDR S&P Kensho Future Security ETF	86,370	163,122
SPDR S&P Kensho Intelligent Structures ETF	188,190	19,451
SPDR S&P Kensho New Economies Composite ETF	481,661	—
SPDR S&P Kensho Smart Mobility ETF	121,968	205,183
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Kensho Clean Power ETF	$ 5,635,035	$ 664,387	$ 56,959	$ 607,428
SPDR S&P Kensho Final Frontiers ETF	3,017,523	441,461	87,897	353,564
SPDR S&P Kensho Future Security ETF	18,451,098	1,684,331	246,985	1,437,346
SPDR S&P Kensho Intelligent Structures ETF	8,892,189	537,321	364,811	172,510
SPDR S&P Kensho New Economies Composite ETF	40,510,424	1,441,897	235,650	1,206,247
SPDR S&P Kensho Smart Mobility ETF	7,400,737	312,037	702,754	(390,717)
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

8.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present the components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR S&P Kensho Future Security ETF	$ 8,753	$—	$ 8,753	$ —
SPDR S&P Kensho Intelligent Structures ETF	13,454	—	13,454	1,492
SPDR S&P Kensho Smart Mobility ETF	10,724	—	10,724	—
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
76

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P Kensho Clean Power ETF (formerly, SPDR Kensho Clean Power ETF), SPDR S&P Kensho Final Frontiers ETF (formerly, SPDR Kensho Final Frontiers ETF), SPDR S&P Kensho Future Security ETF (formerly, SPDR Kensho Future Security ETF), SPDR S&P Kensho Intelligent Structures ETF (formerly, SPDR Kensho Intelligent Structures ETF), SPDR S&P Kensho New Economies Composite ETF (formerly, SPDR Kensho New Economies Composite ETF) and SPDR S&P Kensho Smart Mobility ETF (formerly, SPDR Kensho Smart Mobility ETF) (collectively, the “Funds”) (six of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting SPDR® Series Trust) at June 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P Kensho Future Security ETF (formerly, SPDR Kensho Future Security ETF)
SPDR S&P Kensho Intelligent Structures ETF (formerly, SPDR Kensho Intelligent Structures ETF)
SPDR S&P Kensho Smart Mobility ETF (formerly, SPDR Kensho Smart Mobility ETF)	For the year ended June 30, 2019	For the year ended June 30, 2019 and the period from December 26, 2017 (inception date) through June 30, 2018	For the year ended June 30, 2019 and the period from December 27, 2017 (commencement of operations) through June 30, 2018
77

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P Kensho Clean Power ETF (formerly, SPDR Kensho Clean Power ETF)
SPDR S&P Kensho Final Frontiers ETF (formerly, SPDR Kensho Final Frontiers ETF)
SPDR S&P Kensho New Economies Composite ETF (formerly, SPDR Kensho New Economies Composite ETF)	For the period from October 22, 2018 (inception date) through June 30, 2019	For the period from October 22, 2018 (inception date) through June 30, 2019	For the period from October 23, 2018 (commencement of operations) through June 30, 2019
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing
78

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
79

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
Annualized Expense Ratio	0.45%	0.46%	0.45%
Actual:
Ending Account Value	$1,333.20	$1,302.80	$1,278.70
Expenses Paid During Period(a)	2.60	2.63	2.54
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.60	1,022.50	1,022.60
Expenses Paid During Period(a)	2.26	2.31	2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
Annualized Expense Ratio	0.45%	0.20%	0.45%
Actual:
Ending Account Value	$1,233.90	$1,253.80	$1,202.80
Expenses Paid During Period(a)	2.49	1.12	2.46
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.60	1,023.80	1,022.60
Expenses Paid During Period(a)	2.26	1.00	2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
81

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR
82

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
83

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also
84

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
85

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
86

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

87

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
88

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
89

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
90

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
KENSHO© is a registered service mark of Kensho Technologies Inc. ("Kensho"), and all Kensho financial indices in the Kensho New Economies© family and such indices' corresponding service marks have been licensed by the Licensee in connection with the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho Smart Mobility ETF and SPDR S&P Kensho Future Security ETF (collectively, the "SPDR ETFs"). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho's affiliates, or Kensho's third party licensors.
Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any products based on, derived from, or included as a constituent of any such index. All referenced names and trademarks are the property of their respective owners.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRKENSHOAR

Annual Report
June 30, 2019
SPDR® Series Trust - Equity Funds
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P MidCap 400 Growth Index measures the performance of the mid-capitalization growth segment in the U.S. equity market.
The S&P MidCap 400 Value Index measures the performance of the mid-capitalization value segment in the U.S. equity market.
The S&P SmallCap 600 Index measures the performance of the small-capitalization segment in the U.S. equity market.
The S&P SmallCap 600 Growth Index measures the performance of the small-capitalization growth segment in the U.S. equity market.
The S&P SmallCap 600 Value Index measures the performance of the small-capitalization value segment in the U.S. equity market.
See accompanying notes to financial statements.
1

SPDR S&P 400 MID CAP GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P MidCap 400 Growth Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.79%, and the Index was 1.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The market environment during the third quarter of 2018 in many ways mimicked what had already transpired throughout much of 2018. In the United States, at least according to conventional definitions, the S&P 500 Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark. In this environment, the Fund returned +3.92% for the Third Quarter, 2018.
US equities exhibited their worst quarterly performance since 2011 during the fourth quarter of 2018. Just about any asset class exuding a hint of credit risk or sensitivity to economic growth suffered during the fourth quarter. A host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled any short-lived rallies and led growth stocks to lag value stocks and the Fund down –17.66% for the quarter.
In the new year the recovery in stocks took shape amid expectations for easing monetary conditions. A temporary measure to end the US government shutdown and communication that the Federal Reserve ("the Fed") would be patient in raising interest rates helped the S&P 500 eclipse 2,700 by the end of January. Following January’s surge, US equities continued to make steady progress, with growth outpacing value over the next two quarters. In light of these developments, the Fund had a strong start to 2019 posting a +14.90% return for the First Quarter, 2019.
The steady ascent of risk assets continued in April 2019, as investors embraced optimism about trade policy between the United States and China. Early in the month, global equity markets rose on indications that US and Chinese trade officials had resolved a number of outstanding issues. It did not take long for the all-time highs notched by the S&P 500 Index in April to melt away in May. Trade conflicts and developments between the United States and the rest of the world took center stage, battering equity markets while flattering bonds. June 2019, would prove to stabilize deterioration in the equity markets as trade tensions between the US and China eased. On the earnings front, US equities continued to perform well, with roughly three-quarters of companies beating analyst earnings expectations. The Fund closed out the Reporting Period with a return of +3.53% for the Second Quarter, 2019.
The Fund did not invest in derivatives during the Reporting Period.
See accompanying notes to financial statements.
2

SPDR S&P 400 MID CAP GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were MarketAxess Holdings, Inc., Leidos Holdings, Inc., and STERIS PLC. The top negative contributors to the Fund’s performance during the Reporting Period were Chemours Co., Polaris Industries, Inc., and East West Bancorp, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR S&P 400 Mid Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Growth Index	Net Asset Value	Market Value	S&P MidCap 400 Growth Index
ONE YEAR	1.79%	1.82%	1.94%	1.79%	1.82%	1.94%
FIVE YEARS	52.41%	52.58%	53.40%	8.79%	8.82%	8.93%
TEN YEARS(1) (2)	308.31%	308.52%	306.52%	15.11%	15.11%	15.06%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund's performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S&P MidCap 400 Growth Index. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2009 through December 16, 2010 and the S&P MidCap 400 Growth Index from December 17, 2010 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent
See accompanying notes to financial statements.
4

SPDR S&P 400 Mid Cap Growth ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
5

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
IDEX Corp.	1.5%
STERIS PLC	1.4
Leidos Holdings, Inc.	1.3
Domino's Pizza, Inc.	1.3
Trimble, Inc.	1.3
Zebra Technologies Corp. Class A	1.3
FactSet Research Systems, Inc.	1.2
Lennox International, Inc.	1.1
PTC, Inc.	1.1
Live Nation Entertainment, Inc.	1.1
TOTAL	12.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Information Technology	20.3%
Health Care	15.2
Industrials	14.4
Consumer Discretionary	12.8
Real Estate	11.5
Financials	8.9
Materials	4.5
Utilities	4.4
Communication Services	3.2
Energy	2.7
Consumer Staples	2.0
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P 400 MID CAP VALUE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P MidCap 400 Value Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 0.68%, and the Index was 0.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The market environment during the third quarter of 2018 in many ways mimicked what had already transpired throughout much of 2018. In the United States, at least according to conventional definitions, the S&P 500 Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark. In this environment, the Fund returned +3.73% for the Third Quarter, 2018.
US equities exhibited their worst quarterly performance since 2011 during the fourth quarter of 2018. Just about any asset class exuding a hint of credit risk or sensitivity to economic growth suffered during the fourth quarter. A host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled any short-lived rallies and led value stocks into slightly less negative territory than growth stocks and the Fund down –16.90% for the quarter.
In the new year the recovery in stocks took shape amid expectations for easing monetary conditions. A temporary measure to end the US government shutdown and communication that the Fed would be patient in raising interest rates helped the S&P 500 eclipse 2,700 by the end of January. Following January’s surge, US equities continued to make steady progress, albeit at a decelerating pace for the balance of the first quarter. Value stocks in general lagged growth in the first quarter of 2019, and continued to underperform growth in the second quarter as well. In light of these developments, the Fund had a strong start to 2019 posting a +13.98% return for the First Quarter, 2019.
The steady ascent of risk assets continued in April 2019, as investors embraced optimism about trade policy between the United States and China. Early in the month, global equity markets rose on indications that US and Chinese trade officials had resolved a number of outstanding issues. It did not take long for the all-time highs notched by the S&P 500 Index in April to melt away in May. Trade conflicts and developments between the United States and the rest of the world took center stage, battering equity markets while flattering bonds. June 2019, would prove to stabilize deterioration in the equity markets as trade tensions between the US and China eased. On the earnings front, US equities continued to perform well, with roughly three-quarters of companies beating analyst earnings expectations. The Fund closed out the Reporting Period with a return of +2.48% for the Second Quarter, 2019.
See accompanying notes to financial statements.
7

SPDR S&P 400 MID CAP VALUE ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were WR Berkley Corporation, RenaissanceRe Holdings, Ltd., and Casey's General Stores, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were United States Steel Corp., Transocean, Ltd., and Steel Dynamics, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR S&P 400 Mid Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Value Index	Net Asset Value	Market Value	S&P MidCap 400 Value Index
ONE YEAR	0.68%	0.68%	0.79%	0.68%	0.68%	0.79%
FIVE YEARS	38.10%	38.04%	39.18%	6.67%	6.66%	6.84%
TEN YEARS(1) (2)	273.55%	273.82%	273.99%	14.09%	14.09%	14.10%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S&P MidCap 400 Value Index. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2009 through December 16, 2010 and the S&P MidCap 400 Value Index from December 17, 2010 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent
See accompanying notes to financial statements.
9

SPDR S&P 400 Mid Cap Value ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Alleghany Corp.	1.2%
Reinsurance Group of America, Inc.	1.2
WR Berkley Corp.	1.1
RenaissanceRe Holdings, Ltd.	0.9
Kilroy Realty Corp. REIT	0.9
American Financial Group, Inc.	0.9
Caesars Entertainment Corp.	0.8
Steel Dynamics, Inc.	0.8
Sonoco Products Co.	0.8
Jones Lang LaSalle, Inc.	0.8
TOTAL	9.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	23.9%
Industrials	18.1
Consumer Discretionary	11.9
Information Technology	10.9
Real Estate	8.8
Materials	8.5
Utilities	5.1
Health Care	3.8
Energy	3.6
Consumer Staples	3.4
Communication Services	1.8
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P 600 SMALL CAP ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P SmallCap 600 Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –4.95%, and the Index was –4.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The market environment during the third quarter of 2018 in many ways mimicked what had already transpired throughout much of 2018. In the United States, at least according to conventional definitions, the S&P 500 Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. The tailwinds behind earnings for small cap companies were even stronger with earnings per share (EPS) growth of 46% respectively. Small caps had to contend with a slower pace of US dollar appreciation and at least some signs of progress with certain trading partners. Additionally, small cap firms started to show some signs of relative and absolute weakness in the middle of September as the US 10 Year tested 3% – a notice to investors that while smaller companies may be insulated from some external risks, they are still susceptible to higher financing costs. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark. In this environment, the Fund returned +4.72% for the Third Quarter, 2018.
US equities exhibited their worst quarterly performance since 2011 during the fourth quarter of 2018. Just about any asset class exuding a hint of credit risk or sensitivity to economic growth suffered during the fourth quarter. A host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled any short-lived rallies and ultimately sent the Fund down –20.10% for the quarter.
In the new year the recovery in stocks took shape amid expectations for easing monetary conditions. A temporary measure to end the US government shutdown and communication that the Fed would be patient in raising interest rates helped the S&P 500 eclipse 2,700 by the end of January. Following January’s surge, US equities continued to make steady progress, albeit at a decelerating pace for the balance of the first quarter. Meanwhile, the prospect of more accommodative monetary conditions allowed the S&P 500 to finish the first quarter in positive territory and small-cap companies also rebounded vigorously during the first quarter. In light of these developments, the Fund had a strong start to 2019 posting a +11.55% return for the First Quarter, 2019.
See accompanying notes to financial statements.
12

SPDR S&P 600 SMALL CAP ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The steady ascent of risk assets continued in April 2019, as investors embraced optimism about trade policy between the United States and China. Early in the month, global equity markets rose on indications that US and Chinese trade officials had resolved a number of outstanding issues. It did not take long for the all-time highs notched by the S&P 500 Index in April to melt away in May. Trade conflicts and developments between the United States and the rest of the world took center stage, battering equity markets while flattering bonds. June 2019, would prove to stabilize deterioration in the equity markets as trade tensions between the US and China eased. On the earnings front, US equities continued to perform well, with roughly three-quarters of companies beating analyst earnings expectations. With that as a backdrop, large, small and mid-cap companies also moved higher. The Fund closed out the Reporting Period with a return of +1.84% for the Second Quarter, 2019.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Repligen Corp., Mercury Systems, Inc., and Wingstop, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Carrizo Oil & Gas, Inc., Denbury Resources, Inc., and Stamps.com, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
13

SPDR S&P 600 Small Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Index	Net Asset Value	Market Value	S&P SmallCap 600 Index
ONE YEAR	– 4.95%	– 5.03%	– 4.88%	– 4.95%	– 5.03%	– 4.88%
FIVE YEARS	49.03%	48.92%	49.76%	8.31%	8.29%	8.41%
TEN YEARS(1) (2)	314.01%	314.10%	304.38%	15.27%	15.27%	15.00%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S&P SmallCap 600 Index. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2009 through December 16, 2010 and the S&P SmallCap 600 Index from December 17, 2010 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent
See accompanying notes to financial statements.
14

SPDR S&P 600 Small Cap ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Selective Insurance Group, Inc.	0.6%
FirstCash, Inc.	0.6
Tetra Tech, Inc.	0.6
Strategic Education, Inc.	0.5
Mercury Systems, Inc.	0.5
John Bean Technologies Corp.	0.5
Repligen Corp.	0.5
Omnicell, Inc.	0.5
LHC Group, Inc.	0.5
Glacier Bancorp, Inc.	0.4
TOTAL	5.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Industrials	19.1%
Financials	17.8
Information Technology	14.6
Consumer Discretionary	13.8
Health Care	11.9
Real Estate	6.9
Materials	4.3
Energy	3.8
Consumer Staples	3.5
Utilities	2.2
Communication Services	1.9
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P 600 SMALL CAP GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Growth Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –2.47%, and the Index was –2.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of individual security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance for three of the four quarters in the Reporting Period. In the first quarter of the Reporting Period, the Fund’s performance was positive as a result of strong macroeconomic and corporate earnings data and positive momentum in trade negotiations with the EU, Canada and Mexico. Although a strong start to the holiday shopping season and falling oil prices were positive factors, overall Fund performance in the second quarter of the Reporting Period was negative on the back of geopolitical tensions, the ongoing trade war with China, a slowing global economy, a more hawkish Fed and the partial US government shutdown. The third quarter of the Reporting Period had positive performance as a result of the US and China making progress in the ongoing trade war between the two countries, a more dovish tone from the Fed regarding future interest rate hikes, and better-than-expected corporate earnings results. Similarly, the Fund’s positive performance in the fourth quarter of the Reporting Period was aided by continued strong earnings, expectations of easier monetary policy and an immigration deal between the US and Mexico.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Repligen Corp., Wingstop, Inc., and Strategic Education, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Ligand Pharmaceuticals, Inc., Supernus Pharmaceuticals, Inc., and Stamps.com, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR S&P 600 Small Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index
ONE YEAR	– 2.47%	– 2.56%	– 2.33%	– 2.47%	– 2.56%	– 2.33%
FIVE YEARS	58.98%	58.95%	60.12%	9.72%	9.71%	9.87%
TEN YEARS(1) (2)	345.13%	344.88%	338.84%	16.10%	16.10%	15.94%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S.Small-Cap Growth Total Stock Market Index to the S&P Small Cap 600 Growth Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S&P SmallCap 600 Growth Index. Index returns in the line graph below represent the Fund’s prior benchmark indices from June 30, 2009 through December 16, 2010 and the S&P SmallCap 600 Growth Index from December 17, 2010 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent
See accompanying notes to financial statements.
18

SPDR S&P 600 Small Cap Growth ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
FirstCash, Inc.	1.2%
Strategic Education, Inc.	1.0
Repligen Corp.	1.0
Omnicell, Inc.	0.9
Glacier Bancorp, Inc.	0.9
Community Bank System, Inc.	0.9
RLI Corp.	0.9
Merit Medical Systems, Inc.	0.9
Aerojet Rocketdyne Holdings, Inc.	0.9
Neogen Corp.	0.9
TOTAL	9.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Health Care	19.9%
Industrials	18.0
Financials	14.7
Information Technology	13.9
Consumer Discretionary	13.0
Real Estate	6.9
Consumer Staples	3.4
Materials	3.1
Energy	2.7
Communication Services	2.4
Utilities	2.0
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P 600 SMALL CAP VALUE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Value Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –7.30%, and the Index was –7.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of individual security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Despite having a negative return for the overall Reporting Period, the Fund had positive performance for three of the four quarters. Positive returns in the first, third and fourth quarters were offset by the negative return in the second quarter of the Reporting Period. Despite ongoing trade tensions with China and geopolitical concerns with Turkey and Iran, the Fund had positive performance in the first quarter of the Reporting Period due to progress on trade talks with the EU and NAFTA and strong macro and earnings data. Negative performance in the second quarter of the Reporting Period was driven by a number of factors including concerns about trade (despite an agreement between the US and Canada and Mexico, hostilities increased between the US and China) and global growth, geopolitical tensions (the US relationship with Saudi Arabia), a more hawkish stance from the Fed, and the partial government shutdown. The Fund had positive performance for both the third and fourth quarters of the Reporting Period. The positive performance was driven by progress in trade talks between the US and China, better than expected earnings reports and dovish comments from the Fed. These outweighed negative factors such as uncertainty around Brexit, cuts in global growth forecasts and geopolitical risks with Iran.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were TopBuild Corp., Belmond Ltd. Class A, and Lithia Motors, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were PDC Energy, Inc., Carrizo Oil & Gas, Inc., and Denbury Resources, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P 600 Small Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Value Index	Net Asset Value	Market Value	S&P SmallCap 600 Value Index
ONE YEAR	– 7.30%	– 7.40%	– 7.16%	– 7.30%	– 7.40%	– 7.16%
FIVE YEARS	38.91%	38.89%	39.95%	6.79%	6.79%	6.95%
TEN YEARS(1) (2)	282.90%	282.56%	273.17%	14.37%	14.36%	14.07%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S&P SmallCap 600 Value Index. Index returns in the line graph below represent the Fund’s prior benchmark indices from June 30, 2009 through December 16, 2010 and the S&P SmallCap 600 Value Index from December 17, 2010 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent
See accompanying notes to financial statements.
22

SPDR S&P 600 Small Cap Value ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
23

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Darling Ingredients, Inc.	0.9%
South Jersey Industries, Inc.	0.9
SkyWest, Inc.	0.8
Moog, Inc. Class A	0.8
TopBuild Corp.	0.8
Lithia Motors, Inc. Class A	0.7
Columbia Banking System, Inc.	0.7
ABM Industries, Inc.	0.7
Finisar Corp.	0.7
Apollo Commercial Real Estate Finance, Inc. REIT	0.7
TOTAL	7.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	20.9%
Industrials	20.2
Information Technology	15.4
Consumer Discretionary	14.6
Real Estate	7.0
Materials	5.4
Energy	4.8
Health Care	4.1
Consumer Staples	3.6
Utilities	2.3
Communication Services	1.5
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
24

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Axon Enterprise, Inc. (a)	112,800	$ 7,242,888
Curtiss-Wright Corp.	82,238	10,454,917
Teledyne Technologies, Inc. (a)	34,102	9,339,515
		27,037,320
AIR FREIGHT & LOGISTICS — 0.3%
XPO Logistics, Inc. (a) (b)	74,214	4,290,311
AUTO COMPONENTS — 0.5%
Gentex Corp.	356,042	8,762,194
BANKS — 3.0%
BancorpSouth Bank	83,855	2,435,149
Bank of Hawaii Corp.	37,438	3,103,985
Commerce Bancshares, Inc.	121,371	7,240,994
East West Bancorp, Inc.	139,220	6,511,319
First Financial Bankshares, Inc. (b)	256,359	7,893,294
FNB Corp.	285,137	3,356,062
Home BancShares, Inc.	135,355	2,606,937
Signature Bank	63,503	7,673,702
Sterling Bancorp	198,920	4,233,018
UMB Financial Corp.	84,836	5,583,906
		50,638,366
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a) (b)	16,754	6,328,991
BIOTECHNOLOGY — 0.6%
Exelixis, Inc. (a)	294,002	6,282,823
Ligand Pharmaceuticals, Inc. (a) (b)	37,255	4,252,658
		10,535,481
BUILDING PRODUCTS — 1.4%
Lennox International, Inc.	67,588	18,586,700
Trex Co., Inc. (a) (b)	73,147	5,244,640
		23,831,340
CAPITAL MARKETS — 2.7%
Eaton Vance Corp.	130,852	5,643,647
Evercore, Inc. Class A	34,368	3,043,974
FactSet Research Systems, Inc. (b)	73,250	20,990,520
Federated Investors, Inc. Class B	87,599	2,846,967
Interactive Brokers Group, Inc. Class A	98,079	5,315,882
See accompanying notes to financial statements.
25

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SEI Investments Co.	133,006	$ 7,461,636
		45,302,626
CHEMICALS — 2.7%
Cabot Corp.	64,177	3,061,885
Chemours Co.	312,752	7,506,048
Ingevity Corp. (a)	45,560	4,791,545
NewMarket Corp.	10,787	4,324,940
RPM International, Inc.	248,655	15,195,307
Scotts Miracle-Gro Co. (b)	48,070	4,734,895
Sensient Technologies Corp.	37,924	2,786,655
Valvoline, Inc.	150,949	2,948,034
		45,349,309
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Brink's Co.	49,430	4,012,728
Clean Harbors, Inc. (a)	56,430	4,012,173
Healthcare Services Group, Inc. (b)	77,598	2,352,771
MSA Safety, Inc.	67,357	7,098,754
		17,476,426
COMMUNICATIONS EQUIPMENT — 1.4%
Ciena Corp. (a)	273,596	11,253,004
InterDigital, Inc.	34,380	2,214,072
Lumentum Holdings, Inc. (a) (b)	75,986	4,058,412
Plantronics, Inc.	36,543	1,353,553
ViaSat, Inc. (a)	54,576	4,410,832
		23,289,873
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	42,692	3,957,548
CONSUMER FINANCE — 0.7%
Green Dot Corp. Class A (a)	89,586	4,380,755
SLM Corp.	816,391	7,935,321
		12,316,076
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	66,446	8,261,896
Greif, Inc. Class A	22,351	727,525
		8,989,421
DISTRIBUTORS — 0.9%
Pool Corp.	75,674	14,453,734
See accompanying notes to financial statements.
26

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 1.4%
Adtalem Global Education, Inc. (a)	106,210	$ 4,784,761
Service Corp. International	345,745	16,173,951
Sotheby's (a) (b)	29,948	1,740,877
Weight Watchers International, Inc. (a) (b)	74,079	1,414,909
		24,114,498
ELECTRIC UTILITIES — 1.1%
Hawaiian Electric Industries, Inc.	101,932	4,439,139
IDACORP, Inc.	55,470	5,570,852
OGE Energy Corp.	214,856	9,144,271
		19,154,262
ELECTRICAL EQUIPMENT — 0.9%
EnerSys	55,401	3,794,969
Hubbell, Inc.	63,968	8,341,427
Regal Beloit Corp.	42,859	3,502,009
		15,638,405
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Cognex Corp.	160,823	7,716,288
Littelfuse, Inc.	47,417	8,388,541
National Instruments Corp.	211,999	8,901,838
Trimble, Inc. (a)	481,648	21,727,141
Zebra Technologies Corp. Class A (a)	103,340	21,648,697
		68,382,505
ENERGY EQUIPMENT & SERVICES — 0.7%
Apergy Corp. (a)	75,314	2,526,032
Core Laboratories NV	47,360	2,475,981
Ensco Rowan PLC Class A (b)	377,779	3,222,455
Transocean, Ltd. (a) (b)	444,796	2,851,142
		11,075,610
ENTERTAINMENT — 1.6%
Cinemark Holdings, Inc.	91,411	3,299,937
Live Nation Entertainment, Inc. (a) (b)	267,646	17,731,548
World Wrestling Entertainment, Inc. Class A (b)	83,964	6,063,040
		27,094,525
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.5%
American Campus Communities, Inc. REIT	263,249	12,151,574
Brixmor Property Group, Inc. REIT	274,071	4,900,389
Camden Property Trust REIT	109,526	11,433,419
CoreCivic, Inc. REIT	108,847	2,259,664
See accompanying notes to financial statements.
27

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
CoreSite Realty Corp. REIT	42,134	$ 4,852,573
Cousins Properties, Inc. REIT	137,000	4,955,281
CyrusOne, Inc. REIT	216,358	12,488,184
Douglas Emmett, Inc. REIT	161,540	6,435,754
EastGroup Properties, Inc. REIT	70,116	8,132,054
EPR Properties REIT	94,984	7,084,857
First Industrial Realty Trust, Inc. REIT	158,078	5,807,786
GEO Group, Inc. REIT	97,769	2,054,127
Healthcare Realty Trust, Inc. REIT	145,102	4,544,595
Highwoods Properties, Inc. REIT	95,487	3,943,613
JBG SMITH Properties REIT	159,928	6,291,567
Lamar Advertising Co. Class A REIT	96,493	7,787,950
Liberty Property Trust REIT	156,314	7,821,952
Life Storage, Inc. REIT	89,557	8,515,079
Mack-Cali Realty Corp. REIT	112,214	2,613,464
Medical Properties Trust, Inc. REIT	754,172	13,152,760
National Retail Properties, Inc. REIT	308,668	16,362,491
Omega Healthcare Investors, Inc. REIT	410,321	15,079,297
Pebblebrook Hotel Trust REIT	117,848	3,320,957
PS Business Parks, Inc. REIT	21,555	3,632,664
Rayonier, Inc. REIT	145,963	4,422,679
Tanger Factory Outlet Centers, Inc. REIT (b)	75,811	1,228,896
Taubman Centers, Inc. REIT	68,839	2,810,696
Uniti Group, Inc. REIT (b)	343,975	3,267,762
Urban Edge Properties REIT	110,165	1,909,159
Weingarten Realty Investors REIT	134,596	3,690,622
		192,951,865
FOOD PRODUCTS — 1.4%
Flowers Foods, Inc.	177,859	4,138,779
Lancaster Colony Corp.	37,476	5,568,934
Post Holdings, Inc. (a)	126,493	13,151,477
Tootsie Roll Industries, Inc. (b)	36,425	1,345,175
		24,204,365
GAS UTILITIES — 2.1%
National Fuel Gas Co.	165,737	8,742,627
ONE Gas, Inc.	52,250	4,718,175
Spire, Inc.	43,176	3,623,330
UGI Corp.	330,908	17,673,796
		34,757,928
See accompanying notes to financial statements.
28

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 7.3%
Avanos Medical, Inc. (a)	90,614	$ 3,951,676
Cantel Medical Corp.	32,600	2,628,864
Globus Medical, Inc. Class A (a)	146,269	6,187,179
Haemonetics Corp. (a)	97,955	11,787,905
Hill-Rom Holdings, Inc.	127,716	13,361,648
ICU Medical, Inc. (a)	31,888	8,032,906
Inogen, Inc. (a) (b)	18,951	1,265,169
Integra LifeSciences Holdings Corp. (a)	135,928	7,591,579
LivaNova PLC (a)	91,046	6,551,670
Masimo Corp. (a)	93,974	13,985,210
NuVasive, Inc. (a)	99,157	5,804,651
STERIS PLC (a)	161,908	24,104,863
West Pharmaceutical Services, Inc.	140,546	17,589,332
		122,842,652
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Amedisys, Inc. (a)	55,882	6,784,634
Chemed Corp.	30,194	10,895,203
Covetrus, Inc. (a) (b)	83,113	2,032,944
Encompass Health Corp.	189,636	12,015,337
HealthEquity, Inc. (a)	104,267	6,819,062
Molina Healthcare, Inc. (a)	118,858	17,013,334
Tenet Healthcare Corp. (a)	71,226	1,471,529
		57,032,043
HEALTH CARE TECHNOLOGY — 0.4%
Medidata Solutions, Inc. (a)	72,163	6,531,473
HOTELS, RESTAURANTS & LEISURE — 5.4%
Brinker International, Inc. (b)	72,042	2,834,853
Cheesecake Factory, Inc. (b)	39,833	1,741,499
Churchill Downs, Inc. (b)	68,061	7,831,779
Cracker Barrel Old Country Store, Inc. (b)	24,715	4,219,592
Domino's Pizza, Inc.	78,705	21,902,027
Dunkin' Brands Group, Inc.	93,689	7,463,266
Eldorado Resorts, Inc. (a) (b)	124,957	5,756,769
International Speedway Corp. Class A	22,089	991,575
Jack in the Box, Inc.	31,037	2,526,102
Papa John's International, Inc. (b)	21,836	976,506
Penn National Gaming, Inc. (a)	119,530	2,302,148
Scientific Games Corp. Class A (a) (b)	105,144	2,083,954
Six Flags Entertainment Corp.	64,496	3,204,161
Texas Roadhouse, Inc.	81,620	4,380,545
See accompanying notes to financial statements.
29

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Wendy's Co.	349,345	$ 6,840,175
Wyndham Destinations, Inc.	115,791	5,083,225
Wyndham Hotels & Resorts, Inc.	184,232	10,269,092
		90,407,268
HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a)	47,708	6,230,188
NVR, Inc. (a)	3,832	12,914,798
Tempur Sealy International, Inc. (a)	49,038	3,597,918
Tupperware Brands Corp.	31,589	601,138
		23,344,042
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	62,822	2,427,442
INDUSTRIAL CONGLOMERATES — 0.6%
Carlisle Cos., Inc.	69,129	9,706,403
INSURANCE — 2.2%
Brown & Brown, Inc.	446,031	14,942,038
Genworth Financial, Inc. Class A (a)	430,662	1,597,756
Hanover Insurance Group, Inc.	31,939	4,097,774
Kemper Corp.	51,090	4,408,556
Mercury General Corp.	23,811	1,488,188
Primerica, Inc.	80,141	9,612,913
		36,147,225
INTERACTIVE MEDIA & SERVICES — 0.3%
Cars.com, Inc. (a) (b)	58,892	1,161,350
Yelp, Inc. (a)	134,330	4,591,400
		5,752,750
IT SERVICES — 4.5%
CoreLogic, Inc. (a)	153,887	6,437,093
KBR, Inc.	126,510	3,155,159
Leidos Holdings, Inc.	276,045	22,042,193
LiveRamp Holdings, Inc. (a)	131,122	6,356,795
MAXIMUS, Inc.	122,580	8,891,953
Sabre Corp.	520,709	11,559,740
WEX, Inc. (a)	82,509	17,170,123
		75,613,056
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc. (a) (b)	325,259	3,646,153
See accompanying notes to financial statements.
30

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.9%
Bio-Rad Laboratories, Inc. Class A (a)	38,329	$ 11,981,262
Bio-Techne Corp.	72,570	15,130,119
Charles River Laboratories International, Inc. (a)	51,908	7,365,745
PRA Health Sciences, Inc. (a)	111,971	11,101,925
Syneos Health, Inc. (a) (b)	67,457	3,446,378
		49,025,429
MACHINERY — 5.7%
Crane Co.	56,280	4,696,003
Donaldson Co., Inc.	158,112	8,041,576
Graco, Inc.	187,356	9,401,524
IDEX Corp.	144,946	24,951,005
ITT, Inc.	167,881	10,992,848
Kennametal, Inc.	157,988	5,843,976
Lincoln Electric Holdings, Inc.	64,348	5,297,127
Nordson Corp.	42,636	6,024,893
Toro Co.	122,731	8,210,704
Woodward, Inc.	107,341	12,146,708
		95,606,364
MARINE — 0.2%
Kirby Corp. (a)	46,285	3,656,515
MEDIA — 1.2%
AMC Networks, Inc. Class A (a) (b)	42,213	2,300,186
Cable One, Inc.	5,901	6,910,012
John Wiley & Sons, Inc. Class A	55,364	2,538,993
New York Times Co. Class A (b)	272,780	8,898,084
		20,647,275
METALS & MINING — 0.9%
Allegheny Technologies, Inc. (a) (b)	241,408	6,083,481
Royal Gold, Inc.	80,565	8,257,107
		14,340,588
MULTI-UTILITIES — 0.7%
Black Hills Corp.	103,736	8,109,043
NorthWestern Corp.	55,783	4,024,744
		12,133,787
MULTILINE RETAIL — 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	99,097	8,632,340
OIL, GAS & CONSUMABLE FUELS — 2.0%
Callon Petroleum Co. (a) (b)	434,918	2,866,110
See accompanying notes to financial statements.
31

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Chesapeake Energy Corp. (a) (b)	987,191	$ 1,925,022
CNX Resources Corp. (a)	361,479	2,642,411
Equitrans Midstream Corp. (b)	390,706	7,700,815
Matador Resources Co. (a) (b)	126,682	2,518,438
Murphy Oil Corp. (b)	312,470	7,702,386
PBF Energy, Inc. Class A	105,382	3,298,457
QEP Resources, Inc. (a)	452,486	3,271,474
Southwestern Energy Co. (a) (b)	482,964	1,526,166
		33,451,279
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	102,320	2,682,830
PERSONAL PRODUCTS — 0.1%
Edgewell Personal Care Co. (a)	50,597	1,363,589
PHARMACEUTICALS — 0.6%
Catalent, Inc. (a)	159,446	8,643,567
Mallinckrodt PLC (a) (b)	159,215	1,461,594
		10,105,161
PROFESSIONAL SERVICES — 0.9%
ASGN, Inc. (a)	101,127	6,128,296
Insperity, Inc.	71,546	8,738,629
		14,866,925
ROAD & RAIL — 1.4%
Genesee & Wyoming, Inc. Class A (a)	53,028	5,302,800
Landstar System, Inc.	48,238	5,209,221
Old Dominion Freight Line, Inc.	82,295	12,283,352
		22,795,373
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Cree, Inc. (a)	201,105	11,298,079
Cypress Semiconductor Corp.	698,993	15,545,604
Monolithic Power Systems, Inc.	75,893	10,304,751
Semtech Corp. (a)	128,256	6,162,701
Silicon Laboratories, Inc. (a)	82,819	8,563,485
Synaptics, Inc. (a) (b)	37,017	1,078,675
Teradyne, Inc.	202,905	9,721,179
Universal Display Corp.	53,736	10,105,592
Versum Materials, Inc.	144,598	7,458,365
		80,238,431
SOFTWARE — 5.6%
ACI Worldwide, Inc. (a)	210,745	7,236,983
See accompanying notes to financial statements.
32

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Blackbaud, Inc.	57,544	$ 4,804,924
CDK Global, Inc.	94,837	4,688,741
CommVault Systems, Inc. (a)	72,517	3,598,294
Fair Isaac Corp. (a)	55,424	17,404,244
j2 Global, Inc. (b)	88,946	7,906,410
Manhattan Associates, Inc. (a)	84,930	5,888,197
PTC, Inc. (a)	198,097	17,781,187
Teradata Corp. (a)	225,350	8,078,798
Tyler Technologies, Inc. (a)	73,361	15,847,443
		93,235,221
SPECIALTY RETAIL — 1.6%
Aaron's, Inc.	69,113	4,244,229
Five Below, Inc. (a)	107,140	12,858,943
Sally Beauty Holdings, Inc. (a) (b)	144,604	1,929,017
Urban Outfitters, Inc. (a)	129,764	2,952,131
Williams-Sonoma, Inc. (b)	77,891	5,062,915
		27,047,235
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	44,671	4,357,209
Deckers Outdoor Corp. (a)	55,968	9,848,689
		14,205,898
THRIFTS & MORTGAGE FINANCE — 0.4%
LendingTree, Inc. (a) (b)	14,264	5,991,308
TRADING COMPANIES & DISTRIBUTORS — 0.4%
GATX Corp.	31,198	2,473,689
MSC Industrial Direct Co., Inc. Class A	45,937	3,411,282
NOW, Inc. (a)	93,209	1,375,765
		7,260,736
WATER UTILITIES — 0.5%
Aqua America, Inc.	189,315	7,831,962
TOTAL COMMON STOCKS (Cost $1,500,385,812)		1,678,501,732
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	1,884,043	1,884,043
See accompanying notes to financial statements.
33

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (e) (f)	18,127,486	$ 18,127,486
TOTAL SHORT-TERM INVESTMENTS (Cost $20,011,529)		20,011,529
TOTAL INVESTMENTS — 101.1% (Cost $1,520,397,341)		1,698,513,261
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(17,783,656)
NET ASSETS — 100.0%		$ 1,680,729,605
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,678,501,732	$—	$—	$1,678,501,732
Short-Term Investments	20,011,529	—	—	20,011,529
TOTAL INVESTMENTS	$1,698,513,261	$—	$—	$1,698,513,261
See accompanying notes to financial statements.
34

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,261,629	$ 8,261,629	$ 90,448,109	$ 96,825,695	$—	$—	1,884,043	$ 1,884,043	$ 41,067
State Street Navigator Securities Lending Government Money Market Portfolio	11,920,453	11,920,453	109,274,368	121,194,821	—	—	—	—	53,970
State Street Navigator Securities Lending Portfolio III	—	—	46,462,241	28,334,755	—	—	18,127,486	18,127,486	17,181
Total		$20,182,082	$246,184,718	$246,355,271	$—	$—		$20,011,529	$112,218
See accompanying notes to financial statements.
35

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.6%
Teledyne Technologies, Inc. (a)	33,049	$ 9,051,130
AIR FREIGHT & LOGISTICS — 0.4%
XPO Logistics, Inc. (a) (b)	96,743	5,592,713
AIRLINES — 0.7%
JetBlue Airways Corp. (a)	538,315	9,953,444
AUTO COMPONENTS — 1.6%
Adient PLC	157,986	3,834,320
Dana, Inc.	257,603	5,136,604
Delphi Technologies PLC	155,947	3,118,940
Gentex Corp.	122,372	3,011,575
Goodyear Tire & Rubber Co.	419,502	6,418,380
Visteon Corp. (a) (b)	50,662	2,967,780
		24,487,599
AUTOMOBILES — 0.4%
Thor Industries, Inc.	93,999	5,494,242
BANKS — 11.6%
Associated Banc-Corp.	295,234	6,241,247
BancorpSouth Bank	85,877	2,493,868
Bank of Hawaii Corp.	39,705	3,291,942
Bank OZK	217,093	6,532,328
Cathay General Bancorp	137,428	4,935,039
Chemical Financial Corp.	128,856	5,297,270
Commerce Bancshares, Inc.	63,804	3,806,547
Cullen/Frost Bankers, Inc.	112,819	10,566,628
East West Bancorp, Inc.	130,222	6,090,483
First Horizon National Corp.	563,562	8,413,981
FNB Corp.	314,767	3,704,808
Fulton Financial Corp.	305,189	4,995,944
Hancock Whitney Corp.	153,898	6,165,154
Home BancShares, Inc.	155,357	2,992,176
International Bancshares Corp.	97,803	3,688,151
PacWest Bancorp	212,401	8,247,531
Pinnacle Financial Partners, Inc.	130,890	7,523,557
Prosperity Bancshares, Inc.	118,584	7,832,473
Signature Bank	39,572	4,781,880
Sterling Bancorp	191,026	4,065,033
Synovus Financial Corp.	284,754	9,966,390
TCF Financial Corp.	294,599	6,124,713
See accompanying notes to financial statements.
36

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	90,228	$ 5,537,292
Trustmark Corp.	117,143	3,895,005
Umpqua Holdings Corp.	395,871	6,567,500
United Bankshares, Inc.	183,433	6,803,530
Valley National Bancorp	596,383	6,429,009
Webster Financial Corp.	164,678	7,866,668
Wintrust Financial Corp.	101,539	7,428,593
		172,284,740
BIOTECHNOLOGY — 0.8%
Exelixis, Inc. (a)	264,141	5,644,693
United Therapeutics Corp. (a)	78,188	6,103,355
		11,748,048
BUILDING PRODUCTS — 0.5%
Resideo Technologies, Inc. (a)	221,565	4,856,705
Trex Co., Inc. (a) (b)	37,194	2,666,810
		7,523,515
CAPITAL MARKETS — 2.5%
Eaton Vance Corp.	79,008	3,407,615
Evercore, Inc. Class A	40,714	3,606,039
Federated Investors, Inc. Class B	90,605	2,944,662
Interactive Brokers Group, Inc. Class A	43,738	2,370,600
Janus Henderson Group PLC	296,403	6,343,024
Legg Mason, Inc.	153,759	5,885,895
SEI Investments Co.	104,364	5,854,820
Stifel Financial Corp.	126,364	7,463,058
		37,875,713
CHEMICALS — 2.7%
Ashland Global Holdings, Inc.	112,793	9,020,056
Cabot Corp.	47,667	2,274,193
Ingevity Corp. (a)	32,206	3,387,105
Minerals Technologies, Inc.	63,333	3,388,949
NewMarket Corp.	5,369	2,152,647
Olin Corp. (b)	296,186	6,489,435
PolyOne Corp.	139,646	4,383,488
Scotts Miracle-Gro Co. (b)	25,725	2,533,912
Sensient Technologies Corp.	40,766	2,995,486
Valvoline, Inc.	196,066	3,829,169
		40,454,440
See accompanying notes to financial statements.
37

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brink's Co.	41,937	$ 3,404,446
Clean Harbors, Inc. (a)	38,848	2,762,093
Deluxe Corp.	78,506	3,192,054
Healthcare Services Group, Inc. (b)	60,753	1,842,031
Herman Miller, Inc.	105,780	4,728,366
HNI Corp.	79,183	2,801,494
Stericycle, Inc. (a) (b)	153,209	7,315,730
		26,046,214
COMMUNICATIONS EQUIPMENT — 0.9%
InterDigital, Inc.	22,817	1,469,415
Lumentum Holdings, Inc. (a)	67,219	3,590,167
NetScout Systems, Inc. (a)	125,842	3,195,128
Plantronics, Inc.	25,003	926,111
ViaSat, Inc. (a)	51,238	4,141,055
		13,321,876
CONSTRUCTION & ENGINEERING — 3.1%
AECOM (a)	281,495	10,654,586
Dycom Industries, Inc. (a)	57,201	3,367,423
EMCOR Group, Inc.	100,528	8,856,517
Fluor Corp.	251,000	8,456,190
Granite Construction, Inc.	83,796	4,037,291
MasTec, Inc. (a) (b)	110,573	5,697,827
Valmont Industries, Inc.	39,672	5,030,806
		46,100,640
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	38,383	3,558,104
CONSUMER FINANCE — 0.3%
Navient Corp.	379,611	5,181,690
CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	50,883	6,326,792
Greif, Inc. Class A	26,045	847,765
Owens-Illinois, Inc.	276,033	4,767,090
Silgan Holdings, Inc.	138,835	4,248,351
Sonoco Products Co.	179,047	11,698,931
		27,888,929
DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	7,874	5,433,296
See accompanying notes to financial statements.
38

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Sotheby's (a) (b)	31,750	$ 1,845,628
		7,278,924
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	92,080	7,661,977
Hawaiian Electric Industries, Inc.	99,805	4,346,508
IDACORP, Inc.	38,958	3,912,552
OGE Energy Corp.	157,952	6,722,437
PNM Resources, Inc.	143,075	7,283,948
		29,927,422
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	71,336	9,837,948
EnerSys	25,401	1,739,968
Hubbell, Inc.	38,255	4,988,452
nVent Electric PLC	283,862	7,036,939
Regal Beloit Corp.	37,397	3,055,709
		26,659,016
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Arrow Electronics, Inc. (a)	151,617	10,805,744
Avnet, Inc.	190,033	8,602,794
Belden, Inc.	70,805	4,217,854
Cognex Corp.	156,521	7,509,878
Coherent, Inc. (a)	43,740	5,964,824
Jabil, Inc.	248,585	7,855,286
SYNNEX Corp.	74,068	7,288,291
Tech Data Corp. (a)	65,147	6,814,376
Vishay Intertechnology, Inc.	237,926	3,930,537
		62,989,584
ENERGY EQUIPMENT & SERVICES — 1.2%
Apergy Corp. (a)	68,889	2,310,537
Core Laboratories NV	35,490	1,855,417
McDermott International, Inc. (a) (b)	324,708	3,136,679
Oceaneering International, Inc. (a)	179,853	3,667,203
Patterson-UTI Energy, Inc.	371,284	4,273,479
Transocean, Ltd. (a) (b)	491,136	3,148,182
		18,391,497
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc.	105,213	3,798,189
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.0%
Alexander & Baldwin, Inc.	123,289	2,847,976
See accompanying notes to financial statements.
39

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	273,600	$ 4,891,968
Camden Property Trust REIT	71,157	7,428,079
CoreCivic, Inc. REIT	112,311	2,331,576
CoreSite Realty Corp. REIT	26,715	3,076,767
Corporate Office Properties Trust REIT	199,346	5,256,754
Cousins Properties, Inc. REIT	133,450	4,826,896
Douglas Emmett, Inc. REIT	139,549	5,559,632
EPR Properties REIT	46,179	3,444,492
First Industrial Realty Trust, Inc. REIT	80,692	2,964,624
GEO Group, Inc. REIT	127,435	2,677,409
Healthcare Realty Trust, Inc. REIT	93,472	2,927,543
Highwoods Properties, Inc. REIT	96,351	3,979,296
Hospitality Properties Trust REIT	295,369	7,384,225
JBG SMITH Properties REIT	64,715	2,545,888
Kilroy Realty Corp. REIT	181,089	13,366,179
Lamar Advertising Co. Class A REIT	62,738	5,063,584
Liberty Property Trust REIT	119,931	6,001,347
Mack-Cali Realty Corp. REIT	57,569	1,340,782
Pebblebrook Hotel Trust REIT	123,006	3,466,309
PotlatchDeltic Corp. REIT	121,986	4,755,014
PS Business Parks, Inc. REIT	15,251	2,570,251
Rayonier, Inc. REIT	96,610	2,927,283
Sabra Health Care REIT, Inc.	320,289	6,306,491
Senior Housing Properties Trust REIT	427,044	3,531,654
Tanger Factory Outlet Centers, Inc. REIT (b)	99,138	1,607,027
Taubman Centers, Inc. REIT	45,580	1,861,032
Urban Edge Properties REIT	105,994	1,836,876
Weingarten Realty Investors REIT	89,238	2,446,906
		119,223,860
FOOD & STAPLES RETAILING — 1.0%
Casey's General Stores, Inc.	65,815	10,266,482
Sprouts Farmers Market, Inc. (a)	209,881	3,964,652
		14,231,134
FOOD PRODUCTS — 1.8%
Flowers Foods, Inc.	165,888	3,860,214
Hain Celestial Group, Inc. (a) (b)	160,810	3,521,739
Ingredion, Inc.	119,294	9,840,562
Sanderson Farms, Inc.	35,069	4,789,023
TreeHouse Foods, Inc. (a)	100,546	5,439,538
		27,451,076
See accompanying notes to financial statements.
40

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
GAS UTILITIES — 1.7%
New Jersey Resources Corp.	159,506	$ 7,938,614
ONE Gas, Inc.	45,354	4,095,466
Southwest Gas Holdings, Inc.	95,337	8,544,102
Spire, Inc.	51,560	4,326,915
		24,905,097
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Cantel Medical Corp.	35,156	2,834,980
Inogen, Inc. (a) (b)	14,209	948,593
		3,783,573
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Acadia Healthcare Co., Inc. (a) (b)	158,887	5,553,101
Covetrus, Inc. (a) (b)	94,526	2,312,106
MEDNAX, Inc. (a)	157,859	3,982,782
Patterson Cos., Inc. (b)	147,014	3,366,621
Tenet Healthcare Corp. (a)	83,252	1,719,986
		16,934,596
HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	295,484	3,436,479
Medidata Solutions, Inc. (a)	44,741	4,049,508
		7,485,987
HOTELS, RESTAURANTS & LEISURE — 3.1%
Boyd Gaming Corp. (b)	143,520	3,866,429
Caesars Entertainment Corp. (a) (b)	1,043,117	12,329,643
Cheesecake Factory, Inc. (b)	37,911	1,657,469
Cracker Barrel Old Country Store, Inc. (b)	19,636	3,352,454
Dunkin' Brands Group, Inc.	60,848	4,847,152
International Speedway Corp. Class A	22,558	1,012,629
Jack in the Box, Inc.	17,385	1,414,965
Marriott Vacations Worldwide Corp.	70,642	6,809,889
Papa John's International, Inc. (b)	20,097	898,738
Penn National Gaming, Inc. (a)	81,352	1,566,839
Six Flags Entertainment Corp.	68,055	3,380,972
Texas Roadhouse, Inc.	42,521	2,282,102
Wyndham Destinations, Inc.	60,133	2,639,839
		46,059,120
HOUSEHOLD DURABLES — 1.9%
KB Home	152,027	3,911,655
NVR, Inc. (a)	2,428	8,182,967
See accompanying notes to financial statements.
41

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Tempur Sealy International, Inc. (a)	36,760	$ 2,697,081
Toll Brothers, Inc.	236,611	8,664,695
TRI Pointe Group, Inc. (a)	252,325	3,020,330
Tupperware Brands Corp.	58,603	1,115,215
		27,591,943
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	56,711	2,191,313
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	36,988	5,193,485
INSURANCE — 8.6%
Alleghany Corp. (a)	25,876	17,624,402
American Financial Group, Inc.	126,498	12,962,250
Brighthouse Financial, Inc. (a)	206,963	7,593,473
CNO Financial Group, Inc.	288,760	4,816,517
First American Financial Corp.	199,613	10,719,218
Genworth Financial, Inc. Class A (a)	503,901	1,869,473
Hanover Insurance Group, Inc.	42,302	5,427,347
Kemper Corp.	63,573	5,485,714
Mercury General Corp.	26,658	1,666,125
Old Republic International Corp.	509,711	11,407,332
Reinsurance Group of America, Inc.	112,071	17,486,438
RenaissanceRe Holdings, Ltd.	79,069	14,075,073
WR Berkley Corp.	259,181	17,087,803
		128,221,165
INTERACTIVE MEDIA & SERVICES — 0.1%
Cars.com, Inc. (a) (b)	57,631	1,136,483
IT SERVICES — 1.8%
CACI International, Inc. Class A (a)	44,949	9,196,116
KBR, Inc.	135,961	3,390,867
Perspecta, Inc.	252,620	5,913,834
Science Applications International Corp.	91,434	7,914,527
		26,415,344
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Brunswick Corp.	156,312	7,173,158
Mattel, Inc. (a) (b)	317,531	3,559,522
Polaris Industries, Inc.	102,488	9,349,980
		20,082,660
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Charles River Laboratories International, Inc. (a)	38,078	5,403,268
See accompanying notes to financial statements.
42

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Syneos Health, Inc. (a) (b)	46,607	$ 2,381,152
		7,784,420
MACHINERY — 4.6%
AGCO Corp.	115,496	8,959,025
Colfax Corp. (a) (b)	170,752	4,786,179
Crane Co.	37,848	3,158,037
Donaldson Co., Inc.	80,369	4,087,567
Graco, Inc.	121,724	6,108,110
Lincoln Electric Holdings, Inc.	53,419	4,397,452
Nordson Corp.	52,845	7,467,527
Oshkosh Corp.	125,309	10,462,048
Terex Corp.	111,308	3,495,071
Timken Co.	122,505	6,289,407
Toro Co.	74,021	4,952,005
Trinity Industries, Inc.	231,285	4,799,164
		68,961,592
MARINE — 0.3%
Kirby Corp. (a)	53,216	4,204,064
MEDIA — 1.2%
AMC Networks, Inc. Class A (a) (b)	41,538	2,263,406
Cable One, Inc.	3,378	3,955,604
John Wiley & Sons, Inc. Class A	29,749	1,364,289
Meredith Corp.	71,856	3,956,391
TEGNA, Inc.	384,557	5,826,039
		17,365,729
METALS & MINING — 3.1%
Carpenter Technology Corp.	85,135	4,084,777
Commercial Metals Co.	211,244	3,770,706
Compass Minerals International, Inc.	60,233	3,309,803
Reliance Steel & Aluminum Co.	120,142	11,367,836
Royal Gold, Inc.	42,373	4,342,809
Steel Dynamics, Inc.	397,782	12,013,017
United States Steel Corp. (b)	311,204	4,764,533
Worthington Industries, Inc.	71,440	2,876,174
		46,529,655
MULTI-UTILITIES — 0.8%
MDU Resources Group, Inc.	354,197	9,138,283
NorthWestern Corp.	38,436	2,773,157
		11,911,440
See accompanying notes to financial statements.
43

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
MULTILINE RETAIL — 0.1%
Dillard's, Inc. Class A (b)	31,393	$ 1,955,156
OIL, GAS & CONSUMABLE FUELS — 2.4%
Chesapeake Energy Corp. (a) (b)	969,080	1,889,706
EQT Corp.	456,343	7,214,783
Matador Resources Co. (a) (b)	67,790	1,347,665
Oasis Petroleum, Inc. (a) (b)	488,930	2,777,122
PBF Energy, Inc. Class A	116,263	3,639,032
Range Resources Corp. (b)	372,997	2,603,519
SM Energy Co.	185,474	2,322,135
Southwestern Energy Co. (a) (b)	532,615	1,683,063
World Fuel Services Corp.	120,695	4,340,192
WPX Energy, Inc. (a)	709,431	8,165,551
		35,982,768
PAPER & FOREST PRODUCTS — 0.6%
Domtar Corp.	113,370	5,048,366
Louisiana-Pacific Corp.	126,458	3,315,729
		8,364,095
PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (a)	50,143	1,351,354
Nu Skin Enterprises, Inc. Class A	99,424	4,903,592
		6,254,946
PHARMACEUTICALS — 0.6%
Catalent, Inc. (a)	112,387	6,092,499
Prestige Consumer Healthcare, Inc. (a)	93,009	2,946,525
		9,039,024
PROFESSIONAL SERVICES — 0.7%
ManpowerGroup, Inc.	108,074	10,439,948
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Jones Lang LaSalle, Inc.	81,838	11,513,788
ROAD & RAIL — 2.2%
Avis Budget Group, Inc. (a)	114,364	4,021,038
Genesee & Wyoming, Inc. Class A (a)	50,610	5,061,000
Knight-Swift Transportation Holdings, Inc. (b)	223,830	7,350,577
Landstar System, Inc.	26,273	2,837,221
Old Dominion Freight Line, Inc.	38,474	5,742,629
Ryder System, Inc.	95,434	5,563,802
Werner Enterprises, Inc.	79,541	2,472,135
		33,048,402
See accompanying notes to financial statements.
44

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Cirrus Logic, Inc. (a)	103,463	$ 4,521,333
First Solar, Inc. (a) (b)	135,662	8,910,280
MKS Instruments, Inc.	97,131	7,565,534
Synaptics, Inc. (a)	27,561	803,127
Teradyne, Inc.	116,145	5,564,507
Universal Display Corp.	25,869	4,864,924
Versum Materials, Inc.	61,503	3,172,325
		35,402,030
SOFTWARE — 1.2%
Blackbaud, Inc.	33,573	2,803,346
CDK Global, Inc.	128,069	6,331,731
LogMeIn, Inc.	88,935	6,552,731
Manhattan Associates, Inc. (a)	36,670	2,542,331
		18,230,139
SPECIALTY RETAIL — 2.2%
Aaron's, Inc.	57,475	3,529,540
American Eagle Outfitters, Inc.	291,661	4,929,071
AutoNation, Inc. (a)	103,544	4,342,635
Bed Bath & Beyond, Inc. (b)	234,070	2,719,893
Dick's Sporting Goods, Inc. (b)	120,128	4,160,033
Michaels Cos., Inc. (a) (b)	164,454	1,430,750
Murphy USA, Inc. (a)	53,947	4,533,166
Sally Beauty Holdings, Inc. (a) (b)	81,313	1,084,715
Signet Jewelers, Ltd.	94,462	1,688,981
Williams-Sonoma, Inc. (b)	67,293	4,374,045
		32,792,829
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp. (a)	213,702	6,646,132
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	40,112	3,912,524
Skechers U.S.A., Inc. Class A (a)	243,395	7,664,509
		11,577,033
THRIFTS & MORTGAGE FINANCE — 0.9%
New York Community Bancorp, Inc. (b)	835,185	8,335,146
Washington Federal, Inc.	145,705	5,089,476
		13,424,622
TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp. (b)	37,263	2,954,583
See accompanying notes to financial statements.
45

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	38,567	$ 2,863,986
NOW, Inc. (a)	108,491	1,601,327
Watsco, Inc.	57,742	9,442,549
		16,862,445
WATER UTILITIES — 0.6%
Aqua America, Inc.	208,233	8,614,599
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	169,294	5,146,538
TOTAL COMMON STOCKS (Cost $1,439,460,843)		1,488,565,899
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	1,353,976	1,353,976
State Street Navigator Securities Lending Portfolio III (e) (f)	17,746,088	17,746,088
TOTAL SHORT-TERM INVESTMENTS (Cost $19,100,064)		19,100,064
TOTAL INVESTMENTS — 101.1% (Cost $1,458,560,907)		1,507,665,963
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(16,140,521)
NET ASSETS — 100.0%		$ 1,491,525,442
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
46

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,488,565,899	$—	$—	$1,488,565,899
Short-Term Investments	19,100,064	—	—	19,100,064
TOTAL INVESTMENTS	$1,507,665,963	$—	$—	$1,507,665,963
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	454,250	$ 454,250	$ 67,925,047	$ 67,025,321	$—	$—	1,353,976	$ 1,353,976	$ 35,913
State Street Navigator Securities Lending Government Money Market Portfolio	13,642,451	13,642,451	91,005,499	104,647,950	—	—	—	—	59,274
State Street Navigator Securities Lending Portfolio III	—	—	51,027,323	33,281,235	—	—	17,746,088	17,746,088	21,290
Total		$14,096,701	$209,957,869	$204,954,506	$—	$—		$19,100,064	$116,477
See accompanying notes to financial statements.
47

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	56,899	$ 2,093,314
Aerojet Rocketdyne Holdings, Inc. (a)	124,540	5,575,656
Aerovironment, Inc. (a)	37,244	2,114,342
Cubic Corp.	49,001	3,159,585
Mercury Systems, Inc. (a)	95,578	6,723,912
Moog, Inc. Class A	55,823	5,225,591
National Presto Industries, Inc. (b)	8,766	817,780
Triumph Group, Inc.	87,660	2,007,414
		27,717,594
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	45,201	2,017,773
Echo Global Logistics, Inc. (a)	49,328	1,029,475
Forward Air Corp.	49,005	2,898,646
Hub Group, Inc. Class A (a)	58,057	2,437,233
		8,383,127
AIRLINES — 0.8%
Allegiant Travel Co.	22,469	3,224,301
Hawaiian Holdings, Inc. (b)	84,578	2,319,975
SkyWest, Inc.	88,488	5,368,567
		10,912,843
AUTO COMPONENTS — 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	195,011	2,488,340
Cooper Tire & Rubber Co.	87,260	2,753,053
Cooper-Standard Holdings, Inc. (a)	28,750	1,317,325
Dorman Products, Inc. (a)	50,273	4,380,789
Fox Factory Holding Corp. (a)	66,561	5,491,948
Garrett Motion, Inc. (a) (b)	129,534	1,988,347
Gentherm, Inc. (a)	58,807	2,459,897
LCI Industries	43,661	3,929,490
Motorcar Parts of America, Inc. (a)	33,375	714,559
Standard Motor Products, Inc.	35,214	1,596,603
Superior Industries International, Inc.	39,843	137,857
		27,258,208
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	50,736	1,960,946
BANKS — 8.8%
Ameris Bancorp	69,416	2,720,413
See accompanying notes to financial statements.
48

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Banc of California, Inc.	73,258	$ 1,023,414
Banner Corp.	54,837	2,969,424
Berkshire Hills Bancorp, Inc.	77,460	2,431,469
Boston Private Financial Holdings, Inc.	141,185	1,704,103
Brookline Bancorp, Inc.	139,256	2,141,757
Central Pacific Financial Corp.	49,061	1,469,868
City Holding Co.	28,894	2,203,456
Columbia Banking System, Inc.	128,598	4,652,676
Community Bank System, Inc.	88,727	5,841,786
Customers Bancorp, Inc. (a)	49,957	1,049,097
CVB Financial Corp.	175,249	3,685,487
Eagle Bancorp, Inc.	55,360	2,996,637
Fidelity Southern Corp.	38,378	1,188,567
First BanCorp	372,950	4,117,368
First Commonwealth Financial Corp.	172,231	2,319,952
First Financial Bancorp	172,229	4,171,386
First Midwest Bancorp, Inc.	193,435	3,959,614
Franklin Financial Network, Inc.	21,810	607,627
Glacier Bancorp, Inc.	146,929	5,957,971
Great Western Bancorp, Inc.	97,446	3,480,771
Hanmi Financial Corp.	53,883	1,199,974
Heritage Financial Corp.	58,353	1,723,748
Hope Bancorp, Inc.	209,638	2,888,812
Independent Bank Corp. (Massachusetts)	58,968	4,490,413
LegacyTexas Financial Group, Inc.	79,073	3,219,062
National Bank Holdings Corp. Class A	45,988	1,669,364
NBT Bancorp, Inc.	76,489	2,869,102
OFG Bancorp	73,672	1,751,183
Old National Bancorp	259,498	4,305,072
Opus Bank	37,320	787,825
Pacific Premier Bancorp, Inc.	78,563	2,426,025
Preferred Bank	24,726	1,168,304
S&T Bancorp, Inc.	60,407	2,264,054
Seacoast Banking Corp. of Florida (a)	90,085	2,291,762
ServisFirst Bancshares, Inc.	80,748	2,766,427
Simmons First National Corp. Class A	166,201	3,865,835
Southside Bancshares, Inc.	55,169	1,786,372
Tompkins Financial Corp.	21,591	1,761,826
Triumph Bancorp, Inc. (a)	43,648	1,267,974
United Community Banks, Inc.	135,548	3,871,251
Veritex Holdings, Inc.	78,766	2,043,978
See accompanying notes to financial statements.
49

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Westamerica Bancorporation	47,153	$ 2,905,096
		114,016,302
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	7,902	2,364,673
MGP Ingredients, Inc. (b)	22,132	1,467,573
		3,832,246
BIOTECHNOLOGY — 2.9%
Acorda Therapeutics, Inc. (a)	70,175	538,242
AMAG Pharmaceuticals, Inc. (a) (b)	53,317	532,637
Anika Therapeutics, Inc. (a)	25,016	1,016,150
Arrowhead Pharmaceuticals, Inc. (a) (b)	165,392	4,382,888
Cytokinetics, Inc. (a)	92,992	1,046,160
Eagle Pharmaceuticals, Inc. (a)	18,253	1,016,327
Emergent BioSolutions, Inc. (a)	78,866	3,810,016
Enanta Pharmaceuticals, Inc. (a)	27,707	2,337,917
Medicines Co. (a) (b)	121,328	4,424,832
Momenta Pharmaceuticals, Inc. (a)	172,005	2,141,462
Myriad Genetics, Inc. (a)	125,590	3,488,890
Progenics Pharmaceuticals, Inc. (a) (b)	150,703	929,838
REGENXBIO, Inc. (a) (b)	53,606	2,753,740
Repligen Corp. (a) (b)	72,735	6,251,573
Spectrum Pharmaceuticals, Inc. (a)	187,344	1,613,032
Vanda Pharmaceuticals, Inc. (a)	93,565	1,318,331
		37,602,035
BUILDING PRODUCTS — 2.0%
AAON, Inc.	70,910	3,558,263
American Woodmark Corp. (a)	26,206	2,217,552
Apogee Enterprises, Inc.	45,778	1,988,596
Gibraltar Industries, Inc. (a)	56,197	2,268,111
Griffon Corp.	59,935	1,014,100
Insteel Industries, Inc.	31,719	660,390
Patrick Industries, Inc. (a)	39,846	1,960,025
PGT Innovations, Inc. (a)	103,039	1,722,812
Quanex Building Products Corp.	59,068	1,115,795
Simpson Manufacturing Co., Inc.	69,716	4,633,325
Universal Forest Products, Inc.	106,757	4,063,171
		25,202,140
CAPITAL MARKETS — 0.9%
Blucora, Inc. (a)	84,645	2,570,669
Donnelley Financial Solutions, Inc. (a)	58,901	785,739
See accompanying notes to financial statements.
50

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Greenhill & Co., Inc. (b)	31,166	$ 423,546
INTL. FCStone, Inc. (a)	28,116	1,113,113
Piper Jaffray Cos.	24,445	1,815,530
Virtus Investment Partners, Inc.	12,405	1,332,297
Waddell & Reed Financial, Inc. Class A (b)	129,511	2,158,948
WisdomTree Investments, Inc.	206,149	1,271,939
		11,471,781
CHEMICALS — 2.6%
AdvanSix, Inc. (a)	48,519	1,185,319
American Vanguard Corp.	47,243	728,015
Balchem Corp.	56,133	5,611,616
Ferro Corp. (a)	141,296	2,232,477
FutureFuel Corp.	46,236	540,499
Hawkins, Inc.	17,108	742,658
HB Fuller Co.	87,363	4,053,643
Innophos Holdings, Inc.	35,029	1,019,694
Innospec, Inc.	42,002	3,832,262
Koppers Holdings, Inc. (a)	36,011	1,057,283
Kraton Corp. (a)	56,137	1,744,177
Livent Corp. (a)	256,014	1,771,617
LSB Industries, Inc. (a) (b)	35,617	138,906
Quaker Chemical Corp.	23,144	4,695,455
Rayonier Advanced Materials, Inc. (b)	87,413	567,310
Stepan Co.	35,426	3,256,004
Tredegar Corp.	45,692	759,401
		33,936,336
COMMERCIAL SERVICES & SUPPLIES — 2.8%
ABM Industries, Inc.	115,943	4,637,720
Brady Corp. Class A	85,936	4,238,364
Interface, Inc.	104,859	1,607,488
LSC Communications, Inc.	60,895	223,485
Matthews International Corp. Class A	55,588	1,937,242
Mobile Mini, Inc.	78,088	2,376,218
Multi-Color Corp.	24,125	1,205,526
Pitney Bowes, Inc. (b)	309,224	1,323,479
RR Donnelley & Sons Co.	126,319	248,848
Team, Inc. (a)	52,901	810,443
Tetra Tech, Inc.	95,377	7,491,863
UniFirst Corp.	26,673	5,029,728
US Ecology, Inc.	38,523	2,293,659
See accompanying notes to financial statements.
51

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Viad Corp.	35,304	$ 2,338,537
		35,762,600
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	82,600	1,259,650
Applied Optoelectronics, Inc. (a) (b)	34,174	351,309
CalAmp Corp. (a)	53,517	625,078
Comtech Telecommunications Corp.	42,542	1,195,856
Digi International, Inc. (a)	48,870	619,671
Extreme Networks, Inc. (a)	207,149	1,340,254
Finisar Corp. (a)	203,148	4,645,995
Harmonic, Inc. (a)	153,554	852,225
NETGEAR, Inc. (a)	55,413	1,401,395
Viavi Solutions, Inc. (a)	393,559	5,230,399
		17,521,832
CONSTRUCTION & ENGINEERING — 0.7%
Aegion Corp. (a)	51,636	950,102
Arcosa, Inc.	83,654	3,147,900
Comfort Systems USA, Inc.	63,128	3,218,897
MYR Group, Inc. (a)	29,357	1,096,484
		8,413,383
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	27,517	1,367,320
CONSUMER FINANCE — 1.2%
Encore Capital Group, Inc. (a) (b)	44,646	1,512,160
Enova International, Inc. (a)	59,451	1,370,346
EZCORP, Inc. Class A (a) (b)	90,702	858,948
FirstCash, Inc.	74,974	7,498,899
PRA Group, Inc. (a)	79,768	2,244,672
World Acceptance Corp. (a)	10,847	1,780,101
		15,265,126
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	61,574	1,186,531
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	79,982	3,176,885
DIVERSIFIED CONSUMER SERVICES — 0.8%
American Public Education, Inc. (a)	29,063	859,683
Career Education Corp. (a)	121,810	2,322,917
Regis Corp. (a)	50,067	831,112
See accompanying notes to financial statements.
52

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Strategic Education, Inc.	38,216	$ 6,802,448
		10,816,160
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
ATN International, Inc.	19,331	1,115,979
Cincinnati Bell, Inc. (a)	88,682	438,976
Cogent Communications Holdings, Inc.	71,603	4,250,354
Consolidated Communications Holdings, Inc. (b)	124,776	615,146
Frontier Communications Corp. (a) (b)	184,494	322,864
Iridium Communications, Inc. (a)	166,590	3,874,883
Vonage Holdings Corp. (a)	386,428	4,378,229
		14,996,431
ELECTRIC UTILITIES — 0.4%
El Paso Electric Co.	69,779	4,563,547
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	45,701	2,103,160
Encore Wire Corp.	35,403	2,073,908
Powell Industries, Inc.	15,211	578,018
Vicor Corp. (a)	28,298	878,653
		5,633,739
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Anixter International, Inc. (a)	50,780	3,032,074
Arlo Technologies, Inc. (a)	132,492	531,293
Badger Meter, Inc.	51,054	3,047,413
Bel Fuse, Inc. Class B	17,612	302,398
Benchmark Electronics, Inc.	67,393	1,692,912
Control4 Corp. (a)	46,195	1,097,131
CTS Corp.	58,105	1,602,536
Daktronics, Inc.	70,021	432,030
ePlus, Inc. (a)	23,698	1,633,740
Fabrinet (a)	63,002	3,129,309
FARO Technologies, Inc. (a)	29,919	1,573,141
II-VI, Inc. (a) (b)	102,283	3,739,466
Insight Enterprises, Inc. (a)	61,852	3,599,786
Itron, Inc. (a)	57,978	3,627,683
KEMET Corp.	100,750	1,895,108
Knowles Corp. (a)	158,195	2,896,550
Methode Electronics, Inc.	64,478	1,842,136
MTS Systems Corp.	31,255	1,829,355
OSI Systems, Inc. (a)	29,524	3,325,288
Park Electrochemical Corp.	34,201	570,815
See accompanying notes to financial statements.
53

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Plexus Corp. (a)	52,050	$ 3,038,159
Rogers Corp. (a)	32,275	5,570,020
Sanmina Corp. (a)	120,038	3,634,751
ScanSource, Inc. (a)	43,055	1,401,871
TTM Technologies, Inc. (a)	162,889	1,661,468
		56,706,433
ENERGY EQUIPMENT & SERVICES — 2.1%
Archrock, Inc.	228,353	2,420,542
C&J Energy Services, Inc. (a)	109,059	1,284,715
Diamond Offshore Drilling, Inc. (a) (b)	114,611	1,016,600
DMC Global, Inc.	24,850	1,574,248
Dril-Quip, Inc. (a)	61,857	2,969,136
Era Group, Inc. (a)	35,843	298,931
Exterran Corp. (a)	55,758	792,879
Geospace Technologies Corp. (a)	23,162	349,978
Gulf Island Fabrication, Inc. (a)	20,804	147,708
Helix Energy Solutions Group, Inc. (a)	243,880	2,104,684
KLX Energy Services Holdings, Inc. (a)	38,859	793,889
Matrix Service Co. (a)	47,504	962,431
Nabors Industries, Ltd.	577,851	1,675,768
Newpark Resources, Inc. (a)	157,595	1,169,355
Noble Corp. PLC (a)	438,612	820,204
Oil States International, Inc. (a)	105,505	1,930,741
ProPetro Holding Corp. (a)	130,076	2,692,573
SEACOR Holdings, Inc. (a)	30,572	1,452,476
Superior Energy Services, Inc. (a)	269,117	349,852
TETRA Technologies, Inc. (a)	221,574	361,166
US Silica Holdings, Inc. (b)	128,336	1,641,417
		26,809,293
ENTERTAINMENT — 0.1%
Marcus Corp.	37,600	1,239,296
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.4%
Acadia Realty Trust REIT	143,112	3,916,976
Agree Realty Corp. REIT (b)	66,071	4,231,848
American Assets Trust, Inc. REIT	81,949	3,861,437
Armada Hoffler Properties, Inc. REIT	86,897	1,438,145
CareTrust REIT, Inc.	166,373	3,956,350
CBL & Associates Properties, Inc. REIT (b)	306,674	318,941
Cedar Realty Trust, Inc. REIT	154,880	410,432
Chatham Lodging Trust REIT	81,292	1,533,980
Chesapeake Lodging Trust REIT	106,528	3,027,526
See accompanying notes to financial statements.
54

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	31,279	$ 1,232,705
DiamondRock Hospitality Co. REIT	345,134	3,568,686
Easterly Government Properties, Inc. REIT	119,718	2,168,093
Four Corners Property Trust, Inc. REIT	119,558	3,267,520
Franklin Street Properties Corp. REIT	179,360	1,323,677
Getty Realty Corp. REIT	59,197	1,820,900
Global Net Lease, Inc. REIT	146,994	2,884,022
Hersha Hospitality Trust REIT	63,968	1,058,031
Independence Realty Trust, Inc. REIT	156,166	1,806,841
Innovative Industrial Properties, Inc. REIT (b)	16,990	2,099,284
iStar, Inc. REIT (b)	112,540	1,397,747
Kite Realty Group Trust REIT	146,359	2,214,412
Lexington Realty Trust REIT	357,771	3,366,625
LTC Properties, Inc. REIT	69,658	3,180,584
National Storage Affiliates Trust REIT	99,883	2,890,614
NorthStar Realty Europe Corp. REIT	88,296	1,450,703
Office Properties Income Trust REIT	83,906	2,204,211
Pennsylvania Real Estate Investment Trust (b)	101,270	658,255
Retail Opportunity Investments Corp. REIT	199,957	3,425,263
RPT Realty REIT (b)	140,776	1,704,797
Saul Centers, Inc. REIT	20,647	1,158,916
Summit Hotel Properties, Inc. REIT	183,758	2,107,704
Universal Health Realty Income Trust REIT	22,106	1,877,463
Urstadt Biddle Properties, Inc. Class A REIT	51,873	1,089,333
Washington Prime Group, Inc. REIT (b)	328,189	1,253,682
Washington Real Estate Investment Trust	139,825	3,737,522
Whitestone REIT (b)	68,883	874,125
Xenia Hotels & Resorts, Inc. REIT	196,293	4,092,709
		82,610,059
FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc.	46,678	1,271,509
Chefs' Warehouse, Inc. (a)	40,296	1,413,180
SpartanNash Co.	64,218	749,424
United Natural Foods, Inc. (a)	87,971	789,100
		4,223,213
FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (b)	111,106	2,311,005
Calavo Growers, Inc. (b)	27,258	2,636,939
Cal-Maine Foods, Inc. (b)	52,758	2,201,064
Darling Ingredients, Inc. (a)	286,140	5,691,325
Dean Foods Co. (b)	157,653	145,640
See accompanying notes to financial statements.
55

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
J&J Snack Foods Corp.	26,295	$ 4,232,180
John B Sanfilippo & Son, Inc.	15,596	1,242,845
Seneca Foods Corp. Class A (a)	11,982	333,459
		18,794,457
GAS UTILITIES — 0.7%
Northwest Natural Holding Co.	52,711	3,663,415
South Jersey Industries, Inc.	160,389	5,409,921
		9,073,336
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
AngioDynamics, Inc. (a)	64,536	1,270,714
Cardiovascular Systems, Inc. (a)	61,018	2,619,503
CONMED Corp.	45,339	3,879,658
CryoLife, Inc. (a)	59,409	1,778,111
Cutera, Inc. (a)	24,307	505,099
Heska Corp. (a)	12,098	1,030,387
Integer Holdings Corp. (a)	51,590	4,329,433
Invacare Corp. (b)	55,772	289,457
Lantheus Holdings, Inc. (a)	67,147	1,900,260
LeMaitre Vascular, Inc.	27,878	780,026
Meridian Bioscience, Inc.	75,609	898,235
Merit Medical Systems, Inc. (a)	95,527	5,689,588
Mesa Laboratories, Inc.	6,200	1,514,908
Natus Medical, Inc. (a)	59,957	1,540,295
Neogen Corp. (a)	90,576	5,625,675
OraSure Technologies, Inc. (a)	108,557	1,007,409
Orthofix Medical, Inc. (a)	33,195	1,755,352
Surmodics, Inc. (a)	23,875	1,030,684
Tactile Systems Technology, Inc. (a)	29,629	1,686,483
Varex Imaging Corp. (a)	66,365	2,034,087
		41,165,364
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Addus HomeCare Corp. (a)	17,882	1,340,256
AMN Healthcare Services, Inc. (a)	80,827	4,384,865
BioTelemetry, Inc. (a)	58,730	2,827,850
Community Health Systems, Inc. (a) (b)	200,966	536,579
CorVel Corp. (a)	15,463	1,345,436
Cross Country Healthcare, Inc. (a)	64,773	607,571
Diplomat Pharmacy, Inc. (a)	98,101	597,435
Ensign Group, Inc.	86,996	4,951,812
LHC Group, Inc. (a)	50,868	6,082,796
See accompanying notes to financial statements.
56

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Magellan Health, Inc. (a)	41,966	$ 3,115,136
Owens & Minor, Inc. (b)	111,487	356,758
Providence Service Corp. (a)	19,213	1,101,673
Select Medical Holdings Corp. (a)	185,021	2,936,283
Tivity Health, Inc. (a) (b)	81,813	1,345,006
US Physical Therapy, Inc.	22,295	2,732,698
		34,262,154
HEALTH CARE TECHNOLOGY — 1.2%
Computer Programs & Systems, Inc.	21,407	594,900
HealthStream, Inc. (a)	45,297	1,171,380
HMS Holdings Corp. (a)	149,361	4,837,803
NextGen Healthcare, Inc. (a)	83,868	1,668,973
Omnicell, Inc. (a)	71,723	6,170,330
Tabula Rasa HealthCare, Inc. (a) (b)	30,592	1,527,459
		15,970,845
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc.	35,558	1,562,418
Bloomin' Brands, Inc.	160,236	3,030,063
Chuy's Holdings, Inc. (a)	30,190	691,955
Dave & Buster's Entertainment, Inc. (b)	63,988	2,589,594
Dine Brands Global, Inc. (b)	30,735	2,934,270
El Pollo Loco Holdings, Inc. (a)	40,514	431,879
Fiesta Restaurant Group, Inc. (a)	40,326	529,884
Monarch Casino & Resort, Inc. (a)	21,078	900,874
Red Robin Gourmet Burgers, Inc. (a)	22,393	684,554
Ruth's Hospitality Group, Inc.	49,477	1,123,623
Shake Shack, Inc. Class A (a)	45,594	3,291,887
Wingstop, Inc.	50,592	4,793,592
		22,564,593
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	15,017	2,365,778
Century Communities, Inc. (a)	48,054	1,277,275
Ethan Allen Interiors, Inc.	43,967	925,945
Installed Building Products, Inc. (a)	36,538	2,163,780
iRobot Corp. (a) (b)	48,951	4,485,870
La-Z-Boy, Inc.	81,577	2,501,151
LGI Homes, Inc. (a) (b)	32,549	2,324,975
M/I Homes, Inc. (a)	48,257	1,377,255
MDC Holdings, Inc.	86,331	2,829,930
Meritage Homes Corp. (a)	62,684	3,218,197
See accompanying notes to financial statements.
57

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TopBuild Corp. (a)	59,713	$ 4,941,848
Universal Electronics, Inc. (a)	24,323	997,729
William Lyon Homes Class A (a) (b)	58,139	1,059,874
		30,469,607
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a) (b)	18,705	504,100
Central Garden & Pet Co. Class A (a)	71,589	1,763,953
WD-40 Co. (b)	23,932	3,806,145
		6,074,198
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	62,549	2,244,258
INSURANCE — 3.5%
Ambac Financial Group, Inc. (a)	77,954	1,313,525
American Equity Investment Life Holding Co.	156,032	4,237,829
AMERISAFE, Inc.	33,426	2,131,576
eHealth, Inc. (a)	32,061	2,760,452
Employers Holdings, Inc.	55,357	2,339,940
HCI Group, Inc.	11,647	471,354
Horace Mann Educators Corp.	71,371	2,875,538
James River Group Holdings, Ltd.	52,918	2,481,854
ProAssurance Corp.	94,104	3,398,095
RLI Corp.	67,569	5,791,339
Safety Insurance Group, Inc.	25,557	2,431,237
Selective Insurance Group, Inc.	103,312	7,737,036
Stewart Information Services Corp.	41,669	1,687,178
Third Point Reinsurance, Ltd. (a)	129,814	1,339,681
United Fire Group, Inc.	37,478	1,816,184
United Insurance Holdings Corp.	38,955	555,498
Universal Insurance Holdings, Inc.	56,430	1,574,397
		44,942,713
INTERACTIVE MEDIA & SERVICES — 0.1%
Care.com, Inc. (a)	46,565	511,284
QuinStreet, Inc. (a)	68,014	1,078,022
		1,589,306
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Liquidity Services, Inc. (a)	42,003	255,798
PetMed Express, Inc. (b)	36,542	572,613
Shutterfly, Inc. (a)	59,505	3,007,978
Shutterstock, Inc.	33,066	1,295,857
See accompanying notes to financial statements.
58

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Stamps.com, Inc. (a)	27,733	$ 1,255,473
		6,387,719
IT SERVICES — 1.9%
Cardtronics PLC Class A (a)	66,312	1,811,644
CSG Systems International, Inc.	57,410	2,803,330
EVERTEC, Inc.	102,583	3,354,464
ExlService Holdings, Inc. (a)	60,088	3,973,620
ManTech International Corp. Class A	46,505	3,062,354
NIC, Inc.	116,275	1,865,051
Perficient, Inc. (a)	57,429	1,970,963
Sykes Enterprises, Inc. (a)	66,642	1,829,989
TTEC Holdings, Inc.	23,965	1,116,530
Unisys Corp. (a) (b)	91,273	887,174
Virtusa Corp. (a)	47,998	2,132,551
		24,807,670
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	150,706	2,586,115
Nautilus, Inc. (a)	54,084	119,526
Sturm Ruger & Co., Inc.	30,244	1,647,693
Vista Outdoor, Inc. (a)	100,426	891,783
		5,245,117
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Cambrex Corp. (a)	58,983	2,760,994
Luminex Corp.	72,576	1,497,969
Medpace Holdings, Inc. (a)	44,615	2,918,713
NeoGenomics, Inc. (a)	178,829	3,923,508
		11,101,184
MACHINERY — 5.9%
Actuant Corp. Class A	106,476	2,641,670
Alamo Group, Inc.	16,727	1,671,529
Albany International Corp. Class A	52,819	4,379,223
Astec Industries, Inc.	38,492	1,253,300
Barnes Group, Inc.	81,987	4,619,148
Briggs & Stratton Corp.	74,694	764,867
Chart Industries, Inc. (a)	62,188	4,781,013
CIRCOR International, Inc. (a)	34,574	1,590,404
EnPro Industries, Inc.	35,808	2,285,983
ESCO Technologies, Inc.	45,357	3,747,395
Federal Signal Corp.	105,659	2,826,378
Franklin Electric Co., Inc.	67,484	3,205,490
See accompanying notes to financial statements.
59

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Greenbrier Cos., Inc.	57,282	$ 1,741,373
Harsco Corp. (a)	139,485	3,827,468
Hillenbrand, Inc.	107,564	4,256,308
John Bean Technologies Corp.	55,183	6,684,317
Lindsay Corp. (b)	19,074	1,568,074
Lydall, Inc. (a)	31,215	630,543
Mueller Industries, Inc.	99,329	2,907,360
Proto Labs, Inc. (a)	46,623	5,409,200
SPX Corp. (a)	76,208	2,516,388
SPX FLOW, Inc. (a)	72,636	3,040,543
Standex International Corp.	22,038	1,611,859
Tennant Co.	32,056	1,961,827
Titan International, Inc.	91,815	448,975
Wabash National Corp.	96,666	1,572,756
Watts Water Technologies, Inc. Class A	47,611	4,436,393
		76,379,784
MARINE — 0.2%
Matson, Inc.	75,077	2,916,741
MEDIA — 0.5%
EW Scripps Co. Class A	99,161	1,516,172
Gannett Co., Inc. (b)	202,600	1,653,216
New Media Investment Group, Inc.	96,197	908,100
Scholastic Corp.	48,587	1,615,032
TechTarget, Inc. (a)	38,885	826,306
		6,518,826
METALS & MINING — 0.8%
AK Steel Holding Corp. (a) (b)	527,416	1,249,976
Century Aluminum Co. (a) (b)	85,963	594,004
Haynes International, Inc.	22,452	714,198
Kaiser Aluminum Corp.	28,186	2,751,236
Materion Corp.	35,414	2,401,423
Olympic Steel, Inc.	16,217	221,362
SunCoke Energy, Inc. (a)	156,220	1,387,234
TimkenSteel Corp. (a) (b)	70,608	574,043
		9,893,476
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.6%
Apollo Commercial Real Estate Finance, Inc. REIT	239,276	4,400,286
ARMOUR Residential REIT, Inc.	90,066	1,678,830
Capstead Mortgage Corp. REIT	151,818	1,267,680
Granite Point Mortgage Trust, Inc. REIT	90,663	1,739,823
See accompanying notes to financial statements.
60

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Invesco Mortgage Capital, Inc. REIT	223,366	$ 3,600,660
New York Mortgage Trust, Inc. REIT (b)	358,540	2,222,948
PennyMac Mortgage Investment Trust REIT	133,851	2,921,967
Redwood Trust, Inc. REIT	169,368	2,799,653
		20,631,847
MULTI-UTILITIES — 0.4%
Avista Corp.	114,135	5,090,421
MULTILINE RETAIL — 0.2%
Big Lots, Inc. (b)	70,208	2,008,651
JC Penney Co., Inc. (a) (b)	536,841	611,999
		2,620,650
OIL, GAS & CONSUMABLE FUELS — 1.7%
Bonanza Creek Energy, Inc. (a)	32,540	679,435
Carrizo Oil & Gas, Inc. (a) (b)	149,800	1,500,996
CONSOL Energy, Inc. (a)	48,718	1,296,386
Denbury Resources, Inc. (a) (b)	817,004	1,013,085
Green Plains, Inc.	67,455	727,165
Gulfport Energy Corp. (a)	241,493	1,185,731
HighPoint Resources Corp. (a)	201,935	367,522
Laredo Petroleum, Inc. (a)	268,497	778,641
Par Pacific Holdings, Inc. (a)	51,501	1,056,801
PDC Energy, Inc. (a)	113,737	4,101,356
Penn Virginia Corp. (a)	23,957	735,001
Renewable Energy Group, Inc. (a) (b)	65,521	1,039,163
REX American Resources Corp. (a)	9,768	712,087
Ring Energy, Inc. (a)	101,802	330,857
SRC Energy, Inc. (a) (b)	424,774	2,106,879
Unit Corp. (a)	95,427	848,346
Whiting Petroleum Corp. (a) (b)	160,061	2,989,939
		21,469,390
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	68,689	1,930,848
Clearwater Paper Corp. (a)	29,528	545,973
Mercer International, Inc.	73,881	1,142,939
Neenah, Inc.	29,412	1,986,781
PH Glatfelter Co.	73,455	1,239,920
Schweitzer-Mauduit International, Inc.	54,192	1,798,090
		8,644,551
See accompanying notes to financial statements.
61

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.7%
Avon Products, Inc. (a)	776,211	$ 3,011,698
Inter Parfums, Inc.	29,298	1,948,024
Medifast, Inc. (b)	20,769	2,664,663
USANA Health Sciences, Inc. (a)	23,100	1,834,833
		9,459,218
PHARMACEUTICALS — 1.0%
Akorn, Inc. (a)	169,352	872,163
Amphastar Pharmaceuticals, Inc. (a)	60,135	1,269,450
ANI Pharmaceuticals, Inc. (a)	14,820	1,218,204
Assertio Therapeutics, Inc. (a)	112,052	386,579
Corcept Therapeutics, Inc. (a) (b)	183,783	2,049,181
Endo International PLC (a)	352,128	1,450,767
Innoviva, Inc. (a)	119,024	1,732,989
Lannett Co., Inc. (a) (b)	59,398	359,952
Phibro Animal Health Corp. Class A	35,461	1,126,596
Supernus Pharmaceuticals, Inc. (a)	91,445	3,025,915
		13,491,796
PROFESSIONAL SERVICES — 2.0%
Exponent, Inc.	90,622	5,305,012
Forrester Research, Inc.	17,471	821,661
FTI Consulting, Inc. (a)	65,398	5,482,968
Heidrick & Struggles International, Inc.	33,818	1,013,525
Kelly Services, Inc. Class A	54,673	1,431,886
Korn Ferry	97,900	3,922,853
Navigant Consulting, Inc.	67,592	1,567,459
Resources Connection, Inc.	52,349	838,108
TrueBlue, Inc. (a)	71,000	1,566,260
WageWorks, Inc. (a)	69,303	3,519,899
		25,469,631
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
HFF, Inc. Class A (b)	68,703	3,124,612
Marcus & Millichap, Inc. (a)	37,720	1,163,662
RE/MAX Holdings, Inc. Class A	31,498	968,879
Realogy Holdings Corp.	198,942	1,440,340
		6,697,493
ROAD & RAIL — 0.5%
ArcBest Corp.	45,325	1,274,086
Heartland Express, Inc.	82,982	1,499,485
Marten Transport, Ltd.	68,597	1,245,035
See accompanying notes to financial statements.
62

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Saia, Inc. (a)	45,125	$ 2,918,234
		6,936,840
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	65,576	3,689,961
Axcelis Technologies, Inc. (a)	57,467	864,878
Brooks Automation, Inc.	124,509	4,824,724
Cabot Microelectronics Corp.	50,008	5,504,881
CEVA, Inc. (a)	38,788	944,488
Cohu, Inc.	71,188	1,098,431
Diodes, Inc. (a)	68,967	2,508,330
DSP Group, Inc. (a)	33,619	482,769
FormFactor, Inc. (a)	130,561	2,045,891
Ichor Holdings, Ltd. (a)	39,412	931,700
Kopin Corp. (a) (b)	102,096	111,285
Kulicke & Soffa Industries, Inc.	112,304	2,532,455
MaxLinear, Inc. (a) (b)	110,498	2,590,073
Nanometrics, Inc. (a)	42,562	1,477,327
PDF Solutions, Inc. (a)	48,740	639,469
Photronics, Inc. (a)	117,331	962,114
Power Integrations, Inc.	50,824	4,075,068
Rambus, Inc. (a)	191,143	2,301,362
Rudolph Technologies, Inc. (a)	54,877	1,516,251
SMART Global Holdings, Inc. (a) (b)	21,747	499,964
SolarEdge Technologies, Inc. (a)	77,935	4,867,820
Ultra Clean Holdings, Inc. (a) (b)	69,633	969,291
Veeco Instruments, Inc. (a)	83,754	1,023,474
Xperi Corp.	84,963	1,749,388
		48,211,394
SOFTWARE — 2.6%
8x8, Inc. (a) (b)	167,854	4,045,281
Agilysys, Inc. (a)	29,356	630,273
Alarm.com Holdings, Inc. (a)	61,876	3,310,366
Bottomline Technologies DE, Inc. (a)	65,442	2,895,154
Ebix, Inc. (b)	38,377	1,927,293
LivePerson, Inc. (a)	103,158	2,892,550
MicroStrategy, Inc. Class A (a)	14,332	2,053,919
Monotype Imaging Holdings, Inc.	72,043	1,213,204
OneSpan, Inc. (a)	56,023	793,846
Progress Software Corp.	76,983	3,357,999
Qualys, Inc. (a)	58,422	5,087,388
SPS Commerce, Inc. (a)	31,186	3,187,521
See accompanying notes to financial statements.
63

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TiVo Corp.	220,735	$ 1,626,817
		33,021,611
SPECIALTY RETAIL — 3.7%
Abercrombie & Fitch Co. Class A	115,685	1,855,587
Asbury Automotive Group, Inc. (a)	34,063	2,872,873
Ascena Retail Group, Inc. (a) (b)	316,555	193,098
Barnes & Noble Education, Inc. (a)	63,902	214,711
Barnes & Noble, Inc.	100,511	672,419
Boot Barn Holdings, Inc. (a)	49,798	1,774,801
Buckle, Inc.	50,147	868,044
Caleres, Inc.	74,717	1,488,363
Cato Corp. Class A	41,134	506,771
Chico's FAS, Inc.	202,507	682,449
Children's Place, Inc. (b)	27,364	2,609,978
Conn's, Inc. (a) (b)	43,672	778,235
Designer Brands, Inc. Class A	100,625	1,928,981
Express, Inc. (a)	121,521	331,752
GameStop Corp. Class A (b)	178,361	975,635
Genesco, Inc. (a)	29,930	1,265,740
Group 1 Automotive, Inc.	30,428	2,491,749
Guess?, Inc. (b)	88,078	1,422,460
Haverty Furniture Cos., Inc.	33,425	569,228
Hibbett Sports, Inc. (a)	31,091	565,856
Kirkland's, Inc. (a) (b)	23,052	52,097
Lithia Motors, Inc. Class A (b)	38,768	4,604,863
Lumber Liquidators Holdings, Inc. (a) (b)	50,324	581,242
MarineMax, Inc. (a)	41,212	677,525
Monro, Inc. (b)	57,966	4,944,500
Office Depot, Inc.	949,293	1,955,544
Rent-A-Center, Inc. (a)	78,192	2,082,253
RH (a) (b)	27,924	3,228,014
Shoe Carnival, Inc. (b)	17,774	490,562
Sleep Number Corp. (a)	53,146	2,146,567
Sonic Automotive, Inc. Class A (b)	41,320	964,822
Tailored Brands, Inc. (b)	90,132	520,062
Tile Shop Holdings, Inc.	66,954	267,816
Vitamin Shoppe, Inc. (a) (b)	26,169	103,106
Zumiez, Inc. (a)	33,528	875,081
		47,562,784
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	201,255	1,831,420
See accompanying notes to financial statements.
64

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Cray, Inc. (a)	71,439	$ 2,487,506
Diebold Nixdorf, Inc. (a)	133,610	1,223,868
Electronics For Imaging, Inc. (a)	74,787	2,760,388
		8,303,182
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Crocs, Inc. (a)	112,626	2,224,364
Fossil Group, Inc. (a) (b)	79,872	918,528
G-III Apparel Group, Ltd. (a)	70,539	2,075,257
Kontoor Brands, Inc. (a)	81,372	2,280,043
Movado Group, Inc.	29,413	794,151
Oxford Industries, Inc.	29,589	2,242,846
Steven Madden, Ltd.	135,451	4,598,562
Unifi, Inc. (a)	26,318	478,198
Vera Bradley, Inc. (a)	36,479	437,748
Wolverine World Wide, Inc.	153,877	4,237,773
		20,287,470
THRIFTS & MORTGAGE FINANCE — 1.8%
Axos Financial, Inc. (a) (b)	94,186	2,566,568
Dime Community Bancshares, Inc.	54,854	1,041,677
Flagstar Bancorp, Inc.	49,706	1,647,257
HomeStreet, Inc. (a)	45,149	1,338,216
Meta Financial Group, Inc.	48,810	1,369,121
NMI Holdings, Inc. Class A (a)	116,561	3,309,167
Northfield Bancorp, Inc.	82,856	1,293,382
Northwest Bancshares, Inc.	182,830	3,219,636
Oritani Financial Corp.	66,936	1,187,445
Provident Financial Services, Inc.	107,405	2,604,571
TrustCo Bank Corp. NY	171,815	1,360,775
Walker & Dunlop, Inc.	48,641	2,588,188
		23,526,003
TOBACCO — 0.2%
Universal Corp.	43,777	2,660,328
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	66,923	4,117,772
DXP Enterprises, Inc. (a)	28,109	1,065,050
GMS, Inc. (a)	53,502	1,177,044
Kaman Corp.	48,903	3,114,632
Veritiv Corp. (a)	22,730	441,417
		9,915,915
See accompanying notes to financial statements.
65

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
WATER UTILITIES — 0.7%
American States Water Co.	63,884	$ 4,806,632
California Water Service Group	84,149	4,260,464
		9,067,096
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	30,884	464,495
TOTAL COMMON STOCKS (Cost $1,221,703,228)		1,286,518,869
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (d) (Cost $17,421)	40,233	21,042
TOTAL RIGHTS (Cost $17,421)		21,042
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	1,162,572	1,162,572
State Street Navigator Securities Lending Portfolio III (g) (h)	20,936,838	20,936,838
TOTAL SHORT-TERM INVESTMENTS (Cost $22,099,410)		22,099,410
TOTAL INVESTMENTS — 101.5% (Cost $1,243,820,059)		1,308,639,321
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(19,712,451)
NET ASSETS — 100.0%		$ 1,288,926,870
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $21,042, representing less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
66

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,286,518,869	$ —	$—	$1,286,518,869
Rights	—	21,042	—	21,042
Short-Term Investments	22,099,410	—	—	22,099,410
TOTAL INVESTMENTS	$1,308,618,279	$21,042	$—	$1,308,639,321
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,578,423	$ 1,578,423	$ 59,733,487	$ 60,149,338	$—	$—	1,162,572	$ 1,162,572	$ 26,442
State Street Navigator Securities Lending Government Money Market Portfolio	25,802,547	25,802,547	119,754,150	145,556,697	—	—	—	—	266,331
State Street Navigator Securities Lending Portfolio III	—	—	60,357,024	39,420,186	—	—	20,936,838	20,936,838	71,144
Total		$27,380,970	$239,844,661	$245,126,221	$—	$—		$22,099,410	$363,917
See accompanying notes to financial statements.
67

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 2.5%
AAR Corp.	82,106	$ 3,020,680
Aerojet Rocketdyne Holdings, Inc. (a)	385,687	17,267,207
Aerovironment, Inc. (a)	112,889	6,408,709
Cubic Corp.	80,992	5,222,364
Mercury Systems, Inc. (a)	176,775	12,436,121
National Presto Industries, Inc. (b)	27,548	2,569,953
Triumph Group, Inc.	109,415	2,505,603
		49,430,637
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	99,059	5,859,340
Hub Group, Inc. Class A (a)	81,122	3,405,501
		9,264,841
AIRLINES — 0.7%
Allegiant Travel Co.	68,378	9,812,243
Hawaiian Holdings, Inc. (b)	116,350	3,191,480
		13,003,723
AUTO COMPONENTS — 1.9%
Dorman Products, Inc. (a)	154,335	13,448,752
Fox Factory Holding Corp. (a)	204,197	16,848,294
Gentherm, Inc. (a) (b)	124,517	5,208,546
Standard Motor Products, Inc.	54,170	2,456,068
		37,961,660
BANKS — 7.8%
Brookline Bancorp, Inc.	229,342	3,527,280
Central Pacific Financial Corp.	79,023	2,367,529
City Holding Co.	88,755	6,768,456
Community Bank System, Inc.	274,733	18,088,421
CVB Financial Corp.	256,434	5,392,807
First BanCorp	587,535	6,486,386
First Midwest Bancorp, Inc.	330,500	6,765,335
Glacier Bancorp, Inc.	451,030	18,289,266
Great Western Bancorp, Inc.	140,523	5,019,482
Heritage Financial Corp.	100,154	2,958,549
Independent Bank Corp. (Massachusetts)	182,765	13,917,555
LegacyTexas Financial Group, Inc.	240,815	9,803,579
National Bank Holdings Corp. Class A	83,649	3,036,459
OFG Bancorp	104,881	2,493,021
Old National Bancorp	796,752	13,218,116
See accompanying notes to financial statements.
68

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Preferred Bank	34,454	$ 1,627,951
S&T Bancorp, Inc.	101,936	3,820,561
Seacoast Banking Corp. of Florida (a)	277,229	7,052,706
ServisFirst Bancshares, Inc.	106,509	3,648,998
Tompkins Financial Corp.	30,491	2,488,066
Triumph Bancorp, Inc. (a)	132,713	3,855,313
Veritex Holdings, Inc.	162,516	4,217,290
Westamerica Bancorporation	143,060	8,813,927
		153,657,053
BEVERAGES — 0.1%
MGP Ingredients, Inc. (b)	43,743	2,900,598
BIOTECHNOLOGY — 4.7%
Acorda Therapeutics, Inc. (a)	99,596	763,901
Arrowhead Pharmaceuticals, Inc. (a) (b)	508,404	13,472,706
Cytokinetics, Inc. (a) (b)	161,476	1,816,605
Eagle Pharmaceuticals, Inc. (a) (b)	54,859	3,054,549
Emergent BioSolutions, Inc. (a)	146,404	7,072,777
Enanta Pharmaceuticals, Inc. (a)	85,757	7,236,176
Medicines Co. (a) (b)	280,058	10,213,715
Momenta Pharmaceuticals, Inc. (a)	347,901	4,331,368
Myriad Genetics, Inc. (a)	208,821	5,801,047
Progenics Pharmaceuticals, Inc. (a) (b)	443,221	2,734,674
REGENXBIO, Inc. (a) (b)	163,759	8,412,300
Repligen Corp. (a) (b)	224,076	19,259,332
Spectrum Pharmaceuticals, Inc. (a)	570,428	4,911,385
Vanda Pharmaceuticals, Inc. (a)	283,198	3,990,260
		93,070,795
BUILDING PRODUCTS — 1.1%
AAON, Inc. (b)	140,167	7,033,580
Gibraltar Industries, Inc. (a)	105,824	4,271,056
Insteel Industries, Inc.	55,111	1,147,411
PGT Innovations, Inc. (a)	171,594	2,869,052
Simpson Manufacturing Co., Inc.	106,221	7,059,448
		22,380,547
CAPITAL MARKETS — 0.8%
Blucora, Inc. (a)	256,819	7,799,593
Greenhill & Co., Inc. (b)	58,318	792,542
Virtus Investment Partners, Inc. (b)	20,136	2,162,606
Waddell & Reed Financial, Inc. Class A (b)	204,193	3,403,897
See accompanying notes to financial statements.
69

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
WisdomTree Investments, Inc.	401,934	$ 2,479,933
		16,638,571
CHEMICALS — 2.1%
Balchem Corp.	94,557	9,452,863
Ferro Corp. (a)	149,584	2,363,427
FutureFuel Corp.	72,179	843,773
Hawkins, Inc.	51,475	2,234,530
Innospec, Inc.	130,267	11,885,561
Quaker Chemical Corp.	71,027	14,409,958
		41,190,112
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Brady Corp. Class A	178,124	8,785,076
Mobile Mini, Inc.	241,900	7,361,017
Tetra Tech, Inc.	142,995	11,232,257
UniFirst Corp.	81,800	15,425,026
US Ecology, Inc.	118,142	7,034,175
		49,837,551
COMMUNICATIONS EQUIPMENT — 1.1%
CalAmp Corp. (a)	110,382	1,289,262
Extreme Networks, Inc. (a)	314,974	2,037,882
Harmonic, Inc. (a) (b)	476,035	2,641,994
Viavi Solutions, Inc. (a)	1,218,846	16,198,463
		22,167,601
CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	109,227	5,569,485
CONSUMER FINANCE — 1.3%
FirstCash, Inc.	230,202	23,024,804
World Acceptance Corp. (a)	18,769	3,080,181
		26,104,985
DIVERSIFIED CONSUMER SERVICES — 1.7%
American Public Education, Inc. (a)	90,091	2,664,892
Career Education Corp. (a)	376,967	7,188,761
Regis Corp. (a)	158,801	2,636,096
Strategic Education, Inc.	116,972	20,821,016
		33,310,765
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
ATN International, Inc.	58,573	3,381,419
Cogent Communications Holdings, Inc.	149,853	8,895,274
See accompanying notes to financial statements.
70

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (b)	214,931	$ 1,059,610
Iridium Communications, Inc. (a)	511,461	11,896,583
Vonage Holdings Corp. (a)	559,278	6,336,620
		31,569,506
ELECTRIC UTILITIES — 0.4%
El Paso Electric Co.	114,207	7,469,138
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	98,591	4,537,158
Vicor Corp. (a) (b)	88,774	2,756,433
		7,293,591
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Arlo Technologies, Inc. (a)	173,810	696,978
Badger Meter, Inc.	83,282	4,971,103
Control4 Corp. (a)	79,121	1,879,124
CTS Corp.	176,682	4,872,889
ePlus, Inc. (a)	37,093	2,557,191
Fabrinet (a)	120,932	6,006,692
FARO Technologies, Inc. (a)	48,922	2,572,319
KEMET Corp.	313,101	5,889,430
Knowles Corp. (a)	253,347	4,638,784
MTS Systems Corp.	43,086	2,521,824
OSI Systems, Inc. (a)	38,221	4,304,831
Park Electrochemical Corp.	55,849	932,120
Rogers Corp. (a)	66,107	11,408,746
		53,252,031
ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc.	691,449	7,329,359
DMC Global, Inc.	75,566	4,787,106
Era Group, Inc. (a)	52,798	440,335
KLX Energy Services Holdings, Inc. (a) (b)	122,578	2,504,269
Nabors Industries, Ltd. (b)	863,585	2,504,396
Noble Corp. PLC (a)	582,272	1,088,849
ProPetro Holding Corp. (a)	397,721	8,232,825
		26,887,139
ENTERTAINMENT — 0.2%
Marcus Corp.	116,178	3,829,227
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.5%
Acadia Realty Trust REIT	253,988	6,951,652
Agree Realty Corp. REIT (b)	204,868	13,121,795
See accompanying notes to financial statements.
71

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
American Assets Trust, Inc. REIT	141,188	$ 6,652,779
Armada Hoffler Properties, Inc. REIT	282,193	4,670,294
CareTrust REIT, Inc.	511,495	12,163,351
Community Healthcare Trust, Inc. REIT	96,641	3,808,622
DiamondRock Hospitality Co. REIT	682,346	7,055,458
Easterly Government Properties, Inc. REIT	360,633	6,531,064
Four Corners Property Trust, Inc. REIT (b)	366,937	10,028,388
Getty Realty Corp. REIT	107,042	3,292,612
Global Net Lease, Inc. REIT	190,387	3,735,393
Innovative Industrial Properties, Inc. REIT (b)	52,736	6,516,060
LTC Properties, Inc. REIT	145,728	6,653,940
National Storage Affiliates Trust REIT	306,222	8,862,065
NorthStar Realty Europe Corp. REIT	209,641	3,444,402
Office Properties Income Trust REIT	136,575	3,587,825
RPT Realty REIT (b)	272,540	3,300,459
Saul Centers, Inc. REIT	37,525	2,106,278
Universal Health Realty Income Trust REIT	42,968	3,649,272
Urstadt Biddle Properties, Inc. Class A REIT	160,934	3,379,614
Washington Prime Group, Inc. REIT (b)	1,004,362	3,836,663
Washington Real Estate Investment Trust	190,440	5,090,461
		128,438,447
FOOD & STAPLES RETAILING — 0.1%
Chefs' Warehouse, Inc. (a)	73,080	2,562,916
FOOD PRODUCTS — 1.1%
B&G Foods, Inc. (b)	229,097	4,765,218
Calavo Growers, Inc. (b)	56,625	5,477,902
Cal-Maine Foods, Inc. (b)	68,267	2,848,099
J&J Snack Foods Corp.	49,127	7,906,991
John B Sanfilippo & Son, Inc.	21,612	1,722,260
		22,720,470
GAS UTILITIES — 0.4%
Northwest Natural Holding Co.	108,051	7,509,544
HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
AngioDynamics, Inc. (a)	200,575	3,949,322
Cardiovascular Systems, Inc. (a)	184,914	7,938,358
CONMED Corp.	138,194	11,825,261
CryoLife, Inc. (a)	183,623	5,495,836
Cutera, Inc. (a)	35,864	745,254
Heska Corp. (a)	37,494	3,193,364
Integer Holdings Corp. (a)	160,657	13,482,335
See accompanying notes to financial statements.
72

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Lantheus Holdings, Inc. (a)	137,256	$ 3,884,345
LeMaitre Vascular, Inc.	52,252	1,462,011
Meridian Bioscience, Inc.	232,639	2,763,751
Merit Medical Systems, Inc. (a)	293,195	17,462,694
Mesa Laboratories, Inc.	19,000	4,642,460
Natus Medical, Inc. (a)	107,459	2,760,622
Neogen Corp. (a)	277,832	17,256,145
OraSure Technologies, Inc. (a)	151,186	1,403,006
Orthofix Medical, Inc. (a)	65,212	3,448,411
Surmodics, Inc. (a)	72,722	3,139,409
Tactile Systems Technology, Inc. (a)	90,843	5,170,783
Varex Imaging Corp. (a)	124,752	3,823,649
		113,847,016
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Addus HomeCare Corp. (a)	53,630	4,019,569
AMN Healthcare Services, Inc. (a)	248,299	13,470,221
BioTelemetry, Inc. (a)	180,182	8,675,763
Community Health Systems, Inc. (a) (b)	252,385	673,868
CorVel Corp. (a)	47,784	4,157,686
Ensign Group, Inc.	266,297	15,157,625
LHC Group, Inc. (a)	100,708	12,042,663
Tivity Health, Inc. (a) (b)	256,809	4,221,940
US Physical Therapy, Inc.	67,955	8,329,244
		70,748,579
HEALTH CARE TECHNOLOGY — 2.4%
Computer Programs & Systems, Inc.	31,381	872,078
HealthStream, Inc. (a)	79,197	2,048,034
HMS Holdings Corp. (a)	464,000	15,028,960
NextGen Healthcare, Inc. (a)	258,453	5,143,215
Omnicell, Inc. (a)	220,621	18,980,025
Tabula Rasa HealthCare, Inc. (a) (b)	98,283	4,907,270
		46,979,582
HOTELS, RESTAURANTS & LEISURE — 2.8%
BJ's Restaurants, Inc.	111,603	4,903,836
Chuy's Holdings, Inc. (a)	60,457	1,385,674
Dave & Buster's Entertainment, Inc. (b)	195,988	7,931,634
Dine Brands Global, Inc. (b)	93,207	8,898,472
El Pollo Loco Holdings, Inc. (a)	122,157	1,302,194
Fiesta Restaurant Group, Inc. (a)	63,038	828,319
Monarch Casino & Resort, Inc. (a)	34,948	1,493,678
See accompanying notes to financial statements.
73

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Ruth's Hospitality Group, Inc.	150,974	$ 3,428,620
Shake Shack, Inc. Class A (a)	139,003	10,036,017
Wingstop, Inc.	156,682	14,845,619
		55,054,063
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	46,024	7,250,621
iRobot Corp. (a) (b)	149,427	13,693,490
		20,944,111
HOUSEHOLD PRODUCTS — 0.6%
WD-40 Co. (b)	73,442	11,680,216
INDUSTRIAL CONGLOMERATES — 0.4%
Raven Industries, Inc.	194,196	6,967,752
INSURANCE — 3.3%
American Equity Investment Life Holding Co.	227,587	6,181,263
AMERISAFE, Inc.	68,701	4,381,063
eHealth, Inc. (a)	102,451	8,821,031
HCI Group, Inc. (b)	36,610	1,481,607
RLI Corp.	209,091	17,921,189
Selective Insurance Group, Inc.	205,138	15,362,785
United Fire Group, Inc.	113,338	5,492,359
Universal Insurance Holdings, Inc.	168,370	4,697,523
		64,338,820
INTERACTIVE MEDIA & SERVICES — 0.2%
Care.com, Inc. (a)	140,058	1,537,837
QuinStreet, Inc. (a) (b)	210,995	3,344,271
		4,882,108
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Liquidity Services, Inc. (a)	145,159	884,018
Shutterfly, Inc. (a)	114,362	5,780,999
Shutterstock, Inc.	51,934	2,035,294
Stamps.com, Inc. (a)	85,725	3,880,771
		12,581,082
IT SERVICES — 2.0%
Cardtronics PLC Class A (a)	200,515	5,478,070
CSG Systems International, Inc.	75,700	3,696,431
EVERTEC, Inc.	206,592	6,755,559
ExlService Holdings, Inc. (a)	76,856	5,082,487
NIC, Inc.	167,947	2,693,870
Perficient, Inc. (a)	174,516	5,989,389
See accompanying notes to financial statements.
74

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Unisys Corp. (a)	279,845	$ 2,720,093
Virtusa Corp. (a)	148,873	6,614,427
		39,030,326
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	322,938	5,541,616
Sturm Ruger & Co., Inc. (b)	60,115	3,275,065
		8,816,681
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Cambrex Corp. (a)	126,605	5,926,380
Luminex Corp.	225,949	4,663,587
Medpace Holdings, Inc. (a)	139,566	9,130,408
NeoGenomics, Inc. (a)	545,437	11,966,888
		31,687,263
MACHINERY — 6.1%
Actuant Corp. Class A	169,161	4,196,884
Albany International Corp. Class A	162,223	13,449,909
Barnes Group, Inc.	109,474	6,167,765
Chart Industries, Inc. (a)	88,043	6,768,746
ESCO Technologies, Inc.	138,221	11,419,819
Federal Signal Corp.	180,575	4,830,381
Franklin Electric Co., Inc.	205,982	9,784,145
Harsco Corp. (a)	430,920	11,824,445
Hillenbrand, Inc.	139,166	5,506,799
John Bean Technologies Corp.	87,493	10,598,027
Lindsay Corp. (b)	26,570	2,184,320
Proto Labs, Inc. (a)	143,094	16,601,766
SPX Corp. (a)	235,276	7,768,813
Tennant Co.	47,414	2,901,737
Watts Water Technologies, Inc. Class A	70,516	6,570,681
		120,574,237
MARINE — 0.4%
Matson, Inc. (b)	229,651	8,921,941
MEDIA — 0.3%
EW Scripps Co. Class A	304,794	4,660,300
TechTarget, Inc. (a)	76,331	1,622,034
		6,282,334
METALS & MINING — 1.0%
AK Steel Holding Corp. (a) (b)	1,038,742	2,461,819
Kaiser Aluminum Corp.	86,665	8,459,371
See accompanying notes to financial statements.
75

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Materion Corp.	70,071	$ 4,751,514
SunCoke Energy, Inc. (a)	480,806	4,269,557
		19,942,261
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
ARMOUR Residential REIT, Inc.	158,011	2,945,325
Granite Point Mortgage Trust, Inc. REIT	142,881	2,741,886
New York Mortgage Trust, Inc. REIT	508,089	3,150,152
Redwood Trust, Inc. REIT	514,598	8,506,305
		17,343,668
MULTI-UTILITIES — 0.4%
Avista Corp.	165,285	7,371,711
OIL, GAS & CONSUMABLE FUELS — 1.3%
Bonanza Creek Energy, Inc. (a)	53,339	1,113,718
Carrizo Oil & Gas, Inc. (a) (b)	459,808	4,607,276
CONSOL Energy, Inc. (a)	63,958	1,701,922
Denbury Resources, Inc. (a) (b)	2,481,046	3,076,497
HighPoint Resources Corp. (a) (b)	605,992	1,102,906
Penn Virginia Corp. (a) (b)	73,548	2,256,453
Renewable Energy Group, Inc. (a) (b)	200,055	3,172,872
Unit Corp. (a)	130,477	1,159,941
Whiting Petroleum Corp. (a) (b)	383,749	7,168,431
		25,360,016
PERSONAL PRODUCTS — 1.4%
Avon Products, Inc. (a)	2,376,967	9,222,632
Inter Parfums, Inc.	92,467	6,148,131
Medifast, Inc. (b)	63,928	8,201,962
USANA Health Sciences, Inc. (a)	54,000	4,289,220
		27,861,945
PHARMACEUTICALS — 1.8%
Akorn, Inc. (a)	206,537	1,063,666
Amphastar Pharmaceuticals, Inc. (a)	190,073	4,012,441
ANI Pharmaceuticals, Inc. (a)	45,500	3,740,100
Corcept Therapeutics, Inc. (a) (b)	561,296	6,258,450
Endo International PLC (a)	1,084,648	4,468,750
Innoviva, Inc. (a)	365,447	5,320,908
Phibro Animal Health Corp. Class A	52,098	1,655,154
Supernus Pharmaceuticals, Inc. (a)	278,358	9,210,866
		35,730,335
See accompanying notes to financial statements.
76

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.3%
Exponent, Inc.	276,665	$ 16,195,969
Forrester Research, Inc.	56,129	2,639,747
FTI Consulting, Inc. (a)	97,398	8,165,848
Heidrick & Struggles International, Inc.	55,121	1,651,977
Korn Ferry	182,305	7,304,961
Navigant Consulting, Inc.	104,750	2,429,153
WageWorks, Inc. (a)	129,708	6,587,869
		44,975,524
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A (b)	90,094	4,097,475
Marcus & Millichap, Inc. (a)	116,694	3,600,010
		7,697,485
ROAD & RAIL — 0.1%
Heartland Express, Inc.	149,377	2,699,242
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (a)	85,957	4,836,800
Axcelis Technologies, Inc. (a)	83,531	1,257,142
Brooks Automation, Inc.	384,323	14,892,516
Cabot Microelectronics Corp.	154,882	17,049,411
CEVA, Inc. (a)	52,912	1,288,407
Cohu, Inc.	100,480	1,550,406
Diodes, Inc. (a)	103,283	3,756,403
DSP Group, Inc. (a)	52,969	760,635
Kopin Corp. (a) (b)	197,988	215,807
MaxLinear, Inc. (a)	208,382	4,884,474
Nanometrics, Inc. (a)	132,832	4,610,599
Power Integrations, Inc.	96,328	7,723,579
Rudolph Technologies, Inc. (a)	75,117	2,075,483
SMART Global Holdings, Inc. (a) (b)	48,405	1,112,831
SolarEdge Technologies, Inc. (a)	158,266	9,885,294
		75,899,787
SOFTWARE — 3.7%
8x8, Inc. (a) (b)	516,439	12,446,180
Agilysys, Inc. (a)	95,261	2,045,254
Alarm.com Holdings, Inc. (a)	112,942	6,042,397
Bottomline Technologies DE, Inc. (a)	202,558	8,961,166
Ebix, Inc. (b)	65,802	3,304,576
LivePerson, Inc. (a)	205,546	5,763,510
MicroStrategy, Inc. Class A (a)	23,307	3,340,126
See accompanying notes to financial statements.
77

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Monotype Imaging Holdings, Inc.	146,864	$ 2,473,190
OneSpan, Inc. (a)	113,453	1,607,629
Progress Software Corp.	162,844	7,103,255
Qualys, Inc. (a)	109,219	9,510,791
SPS Commerce, Inc. (a)	95,292	9,739,795
		72,337,869
SPECIALTY RETAIL — 2.7%
Asbury Automotive Group, Inc. (a)	49,523	4,176,770
Ascena Retail Group, Inc. (a) (b)	953,118	581,402
Boot Barn Holdings, Inc. (a)	107,004	3,813,623
Children's Place, Inc. (b)	85,271	8,133,148
Designer Brands, Inc. Class A (b)	165,692	3,176,316
Guess?, Inc. (b)	270,717	4,372,079
Monro, Inc. (b)	176,821	15,082,831
RH (a) (b)	42,616	4,926,410
Shoe Carnival, Inc. (b)	52,432	1,447,123
Sleep Number Corp. (a)	162,646	6,569,272
Tailored Brands, Inc. (b)	273,847	1,580,097
		53,859,071
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	614,598	5,592,842
Cray, Inc. (a)	126,307	4,398,009
Diebold Nixdorf, Inc. (a)	190,199	1,742,223
		11,733,074
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Crocs, Inc. (a)	352,091	6,953,797
Kontoor Brands, Inc. (a)	248,939	6,975,271
Movado Group, Inc.	61,566	1,662,282
Oxford Industries, Inc.	60,546	4,589,387
Steven Madden, Ltd.	197,478	6,704,378
Wolverine World Wide, Inc.	296,281	8,159,579
		35,044,694
THRIFTS & MORTGAGE FINANCE — 0.7%
Axos Financial, Inc. (a) (b)	141,438	3,854,186
HomeStreet, Inc. (a)	74,100	2,196,324
NMI Holdings, Inc. Class A (a)	170,906	4,852,021
TrustCo Bank Corp. NY	268,971	2,130,250
		13,032,781
See accompanying notes to financial statements.
78

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	114,054	$ 7,017,743
DXP Enterprises, Inc. (a)	84,132	3,187,761
Kaman Corp.	67,110	4,274,236
		14,479,740
WATER UTILITIES — 0.9%
American States Water Co.	133,086	10,013,391
California Water Service Group	146,705	7,427,674
		17,441,065
TOTAL COMMON STOCKS (Cost $1,856,956,572)		1,974,167,312
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	1,840,199	1,840,199
State Street Navigator Securities Lending Portfolio III (e) (f)	48,174,404	48,174,404
TOTAL SHORT-TERM INVESTMENTS (Cost $50,014,603)		50,014,603
TOTAL INVESTMENTS — 102.5% (Cost $1,906,971,175)		2,024,181,915
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(49,003,405)
NET ASSETS — 100.0%		$ 1,975,178,510
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
79

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,974,167,312	$—	$—	$1,974,167,312
Short-Term Investments	50,014,603	—	—	50,014,603
TOTAL INVESTMENTS	$2,024,181,915	$—	$—	$2,024,181,915
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,103,414	$ 4,103,414	$ 84,513,779	$ 86,776,994	$—	$—	1,840,199	$ 1,840,199	$ 85,717
State Street Navigator Securities Lending Government Money Market Portfolio	51,397,571	51,397,571	293,742,368	345,139,939	—	—	—	—	431,304
State Street Navigator Securities Lending Portfolio III	—	—	121,988,948	73,814,544	—	—	48,174,404	48,174,404	97,767
Total		$55,500,985	$500,245,095	$505,731,477	$—	$—		$50,014,603	$614,788
See accompanying notes to financial statements.
80

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	98,355	$ 3,618,480
Cubic Corp.	78,269	5,046,785
Mercury Systems, Inc. (a)	126,169	8,875,989
Moog, Inc. Class A	186,198	17,429,995
Triumph Group, Inc.	167,550	3,836,895
		38,808,144
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	149,194	6,660,020
Echo Global Logistics, Inc. (a)	161,892	3,378,686
Forward Air Corp.	60,266	3,564,734
Hub Group, Inc. Class A (a)	109,392	4,592,276
		18,195,716
AIRLINES — 1.0%
Hawaiian Holdings, Inc. (b)	149,892	4,111,538
SkyWest, Inc.	293,642	17,815,260
		21,926,798
AUTO COMPONENTS — 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	646,634	8,251,050
Cooper Tire & Rubber Co.	285,155	8,996,640
Cooper-Standard Holdings, Inc. (a)	94,533	4,331,502
Garrett Motion, Inc. (a) (b)	427,293	6,558,948
Gentherm, Inc. (a) (b)	60,260	2,520,676
LCI Industries	142,566	12,830,940
Motorcar Parts of America, Inc. (a)	106,371	2,277,403
Standard Motor Products, Inc.	57,600	2,611,584
Superior Industries International, Inc.	129,768	448,997
		48,827,740
AUTOMOBILES — 0.3%
Winnebago Industries, Inc. (b)	166,448	6,433,215
BANKS — 9.9%
Ameris Bancorp	272,300	10,671,437
Banc of California, Inc.	247,202	3,453,412
Banner Corp.	177,866	9,631,444
Berkshire Hills Bancorp, Inc.	259,978	8,160,709
Boston Private Financial Holdings, Inc.	482,443	5,823,087
Brookline Bancorp, Inc.	217,709	3,348,364
Central Pacific Financial Corp.	78,620	2,355,455
See accompanying notes to financial statements.
81

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Columbia Banking System, Inc.	420,289	$ 15,206,056
Customers Bancorp, Inc. (a)	166,038	3,486,798
CVB Financial Corp.	307,110	6,458,523
Eagle Bancorp, Inc.	183,324	9,923,328
Fidelity Southern Corp.	74,272	2,300,204
First BanCorp	614,771	6,787,072
First Commonwealth Financial Corp.	567,632	7,646,003
First Financial Bancorp	564,168	13,664,149
First Midwest Bancorp, Inc.	286,199	5,858,494
Franklin Financial Network, Inc.	68,250	1,901,445
Great Western Bancorp, Inc.	175,577	6,271,610
Hanmi Financial Corp.	179,959	4,007,687
Heritage Financial Corp.	83,106	2,454,951
Hope Bancorp, Inc.	684,407	9,431,128
National Bank Holdings Corp. Class A	61,629	2,237,133
NBT Bancorp, Inc.	248,870	9,335,114
OFG Bancorp	134,050	3,186,369
Opus Bank	122,845	2,593,258
Pacific Premier Bancorp, Inc.	258,896	7,994,709
Preferred Bank	44,440	2,099,790
S&T Bancorp, Inc.	86,618	3,246,443
ServisFirst Bancshares, Inc.	149,429	5,119,438
Simmons First National Corp. Class A	548,784	12,764,716
Southside Bancshares, Inc.	180,969	5,859,776
Tompkins Financial Corp.	37,505	3,060,408
United Community Banks, Inc.	454,372	12,976,864
Veritex Holdings, Inc.	86,771	2,251,707
		211,567,081
BEVERAGES — 0.5%
Coca-Cola Consolidated, Inc.	26,611	7,963,342
MGP Ingredients, Inc. (b)	27,843	1,846,269
		9,809,611
BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc. (a)	127,121	975,018
AMAG Pharmaceuticals, Inc. (a) (b)	188,017	1,878,290
Anika Therapeutics, Inc. (a)	80,590	3,273,566
Cytokinetics, Inc. (a) (b)	150,294	1,690,808
Emergent BioSolutions, Inc. (a)	99,643	4,813,753
Medicines Co. (a) (b)	100,035	3,648,276
Momenta Pharmaceuticals, Inc. (a)	194,923	2,426,791
See accompanying notes to financial statements.
82

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Myriad Genetics, Inc. (a)	196,465	$ 5,457,798
		24,164,300
BUILDING PRODUCTS — 2.8%
AAON, Inc.	82,221	4,125,850
American Woodmark Corp. (a)	85,156	7,205,901
Apogee Enterprises, Inc.	151,589	6,585,026
Gibraltar Industries, Inc. (a)	69,586	2,808,491
Griffon Corp.	201,842	3,415,167
Insteel Industries, Inc.	49,058	1,021,387
Patrick Industries, Inc. (a)	130,768	6,432,478
PGT Innovations, Inc. (a)	154,842	2,588,958
Quanex Building Products Corp.	193,171	3,649,000
Simpson Manufacturing Co., Inc.	117,044	7,778,744
Universal Forest Products, Inc.	352,732	13,424,980
		59,035,982
CAPITAL MARKETS — 0.9%
Donnelley Financial Solutions, Inc. (a)	194,764	2,598,152
Greenhill & Co., Inc. (b)	40,524	550,721
INTL. FCStone, Inc. (a)	91,639	3,627,988
Piper Jaffray Cos.	81,043	6,019,064
Virtus Investment Partners, Inc. (b)	18,921	2,032,115
Waddell & Reed Financial, Inc. Class A (b)	212,720	3,546,042
WisdomTree Investments, Inc.	249,950	1,542,192
		19,916,274
CHEMICALS — 3.2%
AdvanSix, Inc. (a)	161,072	3,934,989
American Vanguard Corp.	151,968	2,341,827
Balchem Corp.	83,980	8,395,481
Ferro Corp. (a)	302,713	4,782,865
FutureFuel Corp.	75,438	881,870
HB Fuller Co.	291,345	13,518,408
Innophos Holdings, Inc.	113,673	3,309,021
Koppers Holdings, Inc. (a)	117,355	3,445,543
Kraton Corp. (a)	183,775	5,709,889
Livent Corp. (a) (b)	843,891	5,839,726
LSB Industries, Inc. (a) (b)	115,988	452,353
Rayonier Advanced Materials, Inc. (b)	286,605	1,860,066
Stepan Co.	117,382	10,788,580
Tredegar Corp.	145,165	2,412,642
		67,673,260
See accompanying notes to financial statements.
83

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 3.0%
ABM Industries, Inc.	379,781	$ 15,191,240
Brady Corp. Class A	91,325	4,504,149
Interface, Inc.	341,086	5,228,848
LSC Communications, Inc.	198,760	729,449
Matthews International Corp. Class A	180,881	6,303,703
Multi-Color Corp.	80,958	4,045,471
Pitney Bowes, Inc. (b)	1,026,011	4,391,327
RR Donnelley & Sons Co.	419,918	827,239
Team, Inc. (a)	174,098	2,667,181
Tetra Tech, Inc.	159,432	12,523,384
Viad Corp.	115,618	7,658,536
		64,070,527
COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	277,404	4,230,411
Applied Optoelectronics, Inc. (a) (b)	112,240	1,153,827
CalAmp Corp. (a)	80,741	943,055
Comtech Telecommunications Corp.	138,563	3,895,006
Digi International, Inc. (a)	163,869	2,077,859
Extreme Networks, Inc. (a)	337,958	2,186,588
Finisar Corp. (a)	662,900	15,160,523
NETGEAR, Inc. (a)	181,364	4,586,696
		34,233,965
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	175,612	3,231,261
Arcosa, Inc.	276,485	10,404,130
Comfort Systems USA, Inc.	95,514	4,870,259
MYR Group, Inc. (a)	95,956	3,583,957
		22,089,607
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a)	89,003	4,422,559
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a) (b)	146,337	4,956,434
Enova International, Inc. (a)	195,296	4,501,573
EZCORP, Inc. Class A (a) (b)	293,179	2,776,405
PRA Group, Inc. (a)	262,567	7,388,636
World Acceptance Corp. (a)	16,039	2,632,160
		22,255,208
See accompanying notes to financial statements.
84

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	205,098	$ 3,952,238
DISTRIBUTORS — 0.5%
Core-Mark Holding Co., Inc.	261,075	10,369,899
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Cincinnati Bell, Inc. (a)	286,944	1,420,373
Cogent Communications Holdings, Inc.	77,678	4,610,966
Consolidated Communications Holdings, Inc. (b)	180,473	889,732
Frontier Communications Corp. (a) (b)	629,353	1,101,368
Vonage Holdings Corp. (a)	673,964	7,636,012
		15,658,451
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	110,329	7,215,517
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	43,875	2,019,128
Encore Wire Corp.	120,540	7,061,233
Powell Industries, Inc.	51,990	1,975,620
		11,055,981
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.1%
Anixter International, Inc. (a)	166,706	9,954,015
Arlo Technologies, Inc. (a)	255,306	1,023,777
Badger Meter, Inc.	77,837	4,646,091
Bel Fuse, Inc. Class B	58,359	1,002,024
Benchmark Electronics, Inc.	223,425	5,612,436
Control4 Corp. (a)	67,926	1,613,243
Daktronics, Inc.	230,296	1,420,926
ePlus, Inc. (a)	38,775	2,673,148
Fabrinet (a)	81,507	4,048,453
FARO Technologies, Inc. (a)	46,906	2,466,317
II-VI, Inc. (a) (b)	341,519	12,485,935
Insight Enterprises, Inc. (a)	205,720	11,972,904
Itron, Inc. (a)	192,622	12,052,359
Knowles Corp. (a)	251,516	4,605,258
Methode Electronics, Inc.	212,989	6,085,096
MTS Systems Corp.	57,282	3,352,715
OSI Systems, Inc. (a)	54,897	6,183,049
Park Electrochemical Corp.	55,181	920,971
Plexus Corp. (a)	172,058	10,043,025
Rogers Corp. (a)	34,655	5,980,760
Sanmina Corp. (a)	396,591	12,008,775
See accompanying notes to financial statements.
85

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
ScanSource, Inc. (a)	146,121	$ 4,757,700
TTM Technologies, Inc. (a)	542,233	5,530,777
		130,439,754
ENERGY EQUIPMENT & SERVICES — 2.8%
C&J Energy Services, Inc. (a)	346,239	4,078,695
Diamond Offshore Drilling, Inc. (a) (b)	369,515	3,277,598
Dril-Quip, Inc. (a)	207,093	9,940,464
Era Group, Inc. (a)	64,701	539,606
Exterran Corp. (a)	182,168	2,590,429
Geospace Technologies Corp. (a)	81,090	1,225,270
Gulf Island Fabrication, Inc. (a)	77,818	552,508
Helix Energy Solutions Group, Inc. (a)	798,902	6,894,524
Matrix Service Co. (a)	155,544	3,151,322
Nabors Industries, Ltd. (b)	965,211	2,799,112
Newpark Resources, Inc. (a)	526,030	3,903,143
Noble Corp. PLC (a)	839,315	1,569,519
Oil States International, Inc. (a)	344,481	6,304,002
SEACOR Holdings, Inc. (a)	100,224	4,761,642
Superior Energy Services, Inc. (a)	895,943	1,164,726
TETRA Technologies, Inc. (a)	749,779	1,222,140
US Silica Holdings, Inc. (b)	421,762	5,394,336
		59,369,036
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.3%
Acadia Realty Trust REIT	201,187	5,506,488
American Assets Trust, Inc. REIT	118,946	5,604,736
CBL & Associates Properties, Inc. REIT (b)	1,030,127	1,071,332
Cedar Realty Trust, Inc. REIT	494,346	1,310,017
Chatham Lodging Trust REIT	269,859	5,092,239
Chesapeake Lodging Trust REIT	345,749	9,826,187
DiamondRock Hospitality Co. REIT	420,200	4,344,868
Franklin Street Properties Corp. REIT	604,770	4,463,203
Getty Realty Corp. REIT	82,525	2,538,469
Global Net Lease, Inc. REIT	280,112	5,495,797
Hersha Hospitality Trust REIT	209,669	3,467,925
Independence Realty Trust, Inc. REIT	509,743	5,897,727
iStar, Inc. REIT (b)	368,557	4,577,478
Kite Realty Group Trust REIT	482,392	7,298,591
Lexington Realty Trust REIT	1,196,183	11,256,082
LTC Properties, Inc. REIT	73,673	3,363,909
NorthStar Realty Europe Corp. REIT	65,266	1,072,320
Office Properties Income Trust REIT	128,843	3,384,706
See accompanying notes to financial statements.
86

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Pennsylvania Real Estate Investment Trust (b)	345,619	$ 2,246,523
Retail Opportunity Investments Corp. REIT	653,272	11,190,549
RPT Realty REIT (b)	173,941	2,106,426
Saul Centers, Inc. REIT	26,157	1,468,192
Summit Hotel Properties, Inc. REIT	605,170	6,941,300
Universal Health Realty Income Trust REIT	27,139	2,304,915
Washington Real Estate Investment Trust	253,994	6,789,260
Whitestone REIT (b)	226,804	2,878,143
Xenia Hotels & Resorts, Inc. REIT	642,315	13,392,268
		134,889,650
FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	148,240	4,038,058
Chefs' Warehouse, Inc. (a)	54,112	1,897,708
SpartanNash Co.	208,456	2,432,681
United Natural Foods, Inc. (a) (b)	293,862	2,635,942
		11,004,389
FOOD PRODUCTS — 1.8%
B&G Foods, Inc. (b)	133,353	2,773,742
Calavo Growers, Inc. (b)	29,379	2,842,125
Cal-Maine Foods, Inc. (b)	100,475	4,191,817
Darling Ingredients, Inc. (a)	945,099	18,798,019
Dean Foods Co. (b)	545,122	503,584
J&J Snack Foods Corp.	33,940	5,462,643
John B Sanfilippo & Son, Inc.	27,177	2,165,735
Seneca Foods Corp. Class A (a)	39,963	1,112,170
		37,849,835
GAS UTILITIES — 1.0%
Northwest Natural Holding Co.	58,706	4,080,067
South Jersey Industries, Inc. (b)	529,714	17,867,253
		21,947,320
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Cutera, Inc. (a)	43,955	913,385
Invacare Corp. (b)	196,200	1,018,278
Lantheus Holdings, Inc. (a)	73,177	2,070,909
LeMaitre Vascular, Inc.	37,836	1,058,651
Natus Medical, Inc. (a)	82,223	2,112,309
OraSure Technologies, Inc. (a)	201,010	1,865,373
Orthofix Medical, Inc. (a)	39,509	2,089,236
See accompanying notes to financial statements.
87

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Varex Imaging Corp. (a)	88,201	$ 2,703,361
		13,831,502
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Community Health Systems, Inc. (a) (b)	395,326	1,055,521
Cross Country Healthcare, Inc. (a)	216,176	2,027,731
Diplomat Pharmacy, Inc. (a) (b)	328,023	1,997,660
LHC Group, Inc. (a)	60,616	7,248,461
Magellan Health, Inc. (a)	138,142	10,254,281
Owens & Minor, Inc. (b)	371,408	1,188,506
Providence Service Corp. (a)	64,136	3,677,558
Select Medical Holdings Corp. (a)	616,443	9,782,950
		37,232,668
HEALTH CARE TECHNOLOGY — 0.1%
Computer Programs & Systems, Inc.	35,631	990,185
HealthStream, Inc. (a)	65,429	1,691,994
		2,682,179
HOTELS, RESTAURANTS & LEISURE — 0.7%
Bloomin' Brands, Inc.	524,912	9,926,086
Chuy's Holdings, Inc. (a)	35,410	811,597
Fiesta Restaurant Group, Inc. (a)	71,336	937,355
Monarch Casino & Resort, Inc. (a)	32,437	1,386,357
Red Robin Gourmet Burgers, Inc. (a)	73,052	2,233,200
		15,294,595
HOUSEHOLD DURABLES — 3.6%
Century Communities, Inc. (a)	158,552	4,214,312
Ethan Allen Interiors, Inc.	140,840	2,966,090
Installed Building Products, Inc. (a)	119,733	7,090,588
La-Z-Boy, Inc.	269,424	8,260,540
LGI Homes, Inc. (a) (b)	107,239	7,660,082
M/I Homes, Inc. (a)	160,265	4,573,963
MDC Holdings, Inc.	279,855	9,173,647
Meritage Homes Corp. (a)	206,996	10,627,175
TopBuild Corp. (a)	197,258	16,325,072
Universal Electronics, Inc. (a)	78,766	3,230,981
William Lyon Homes Class A (a) (b)	189,555	3,455,588
		77,578,038
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a) (b)	57,522	1,550,218
See accompanying notes to financial statements.
88

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Central Garden & Pet Co. Class A (a)	234,591	$ 5,780,322
		7,330,540
INSURANCE — 3.7%
Ambac Financial Group, Inc. (a)	257,895	4,345,531
American Equity Investment Life Holding Co.	278,402	7,561,398
AMERISAFE, Inc.	36,808	2,347,246
Employers Holdings, Inc.	183,032	7,736,763
Horace Mann Educators Corp.	237,062	9,551,228
James River Group Holdings, Ltd.	174,264	8,172,982
ProAssurance Corp.	309,419	11,173,120
Safety Insurance Group, Inc.	83,905	7,981,883
Selective Insurance Group, Inc.	119,333	8,936,848
Stewart Information Services Corp.	136,262	5,517,248
Third Point Reinsurance, Ltd. (a)	424,394	4,379,746
United Insurance Holdings Corp.	119,677	1,706,594
		79,410,587
INTERNET & DIRECT MARKETING RETAIL — 0.4%
PetMed Express, Inc. (b)	117,675	1,843,967
Shutterfly, Inc. (a)	73,699	3,725,485
Shutterstock, Inc.	51,684	2,025,496
		7,594,948
IT SERVICES — 1.9%
CSG Systems International, Inc.	109,540	5,348,838
EVERTEC, Inc.	125,792	4,113,399
ExlService Holdings, Inc. (a)	114,753	7,588,616
ManTech International Corp. Class A	152,271	10,027,045
NIC, Inc.	208,627	3,346,377
Sykes Enterprises, Inc. (a)	224,907	6,175,946
TTEC Holdings, Inc.	79,044	3,682,660
		40,282,881
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	154,667	2,654,086
Nautilus, Inc. (a)	177,532	392,346
Sturm Ruger & Co., Inc. (b)	35,072	1,910,722
Vista Outdoor, Inc. (a)	328,083	2,913,377
		7,870,531
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Cambrex Corp. (a)	56,473	2,643,501
See accompanying notes to financial statements.
89

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
MACHINERY — 5.8%
Actuant Corp. Class A	170,483	$ 4,229,683
Alamo Group, Inc.	55,814	5,577,493
Astec Industries, Inc.	129,578	4,219,060
Barnes Group, Inc.	153,202	8,631,401
Briggs & Stratton Corp.	244,365	2,502,298
Chart Industries, Inc. (a)	110,733	8,513,153
CIRCOR International, Inc. (a)	115,202	5,299,292
EnPro Industries, Inc.	117,726	7,515,628
Federal Signal Corp.	153,637	4,109,790
Greenbrier Cos., Inc.	187,438	5,698,115
Hillenbrand, Inc.	209,838	8,303,290
John Bean Technologies Corp.	87,170	10,558,902
Lindsay Corp. (b)	33,486	2,752,884
Lydall, Inc. (a)	103,786	2,096,477
Mueller Industries, Inc.	322,120	9,428,452
SPX FLOW, Inc. (a)	243,147	10,178,133
Standex International Corp.	71,492	5,228,925
Tennant Co.	54,566	3,339,439
Titan International, Inc.	300,203	1,467,993
Wabash National Corp.	321,252	5,226,770
Watts Water Technologies, Inc. Class A	82,875	7,722,292
		122,599,470
MEDIA — 0.7%
Gannett Co., Inc. (b)	647,378	5,282,604
New Media Investment Group, Inc.	315,958	2,982,644
Scholastic Corp.	161,474	5,367,396
TechTarget, Inc. (a)	46,142	980,517
		14,613,161
METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	752,882	1,784,330
Century Aluminum Co. (a) (b)	292,810	2,023,317
Haynes International, Inc.	70,985	2,258,033
Materion Corp.	40,173	2,724,131
Olympic Steel, Inc.	52,478	716,325
TimkenSteel Corp. (a) (b)	222,929	1,812,413
		11,318,549
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.3%
Apollo Commercial Real Estate Finance, Inc. REIT	788,609	14,502,519
ARMOUR Residential REIT, Inc. (b)	129,684	2,417,310
See accompanying notes to financial statements.
90

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Capstead Mortgage Corp. REIT	496,932	$ 4,149,382
Granite Point Mortgage Trust, Inc. REIT	153,298	2,941,789
Invesco Mortgage Capital, Inc. REIT	731,985	11,799,598
New York Mortgage Trust, Inc. REIT	637,233	3,950,845
PennyMac Mortgage Investment Trust REIT	440,548	9,617,163
		49,378,606
MULTI-UTILITIES — 0.4%
Avista Corp.	200,589	8,946,269
MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	226,209	6,471,839
JC Penney Co., Inc. (a) (b)	1,800,318	2,052,363
		8,524,202
OIL, GAS & CONSUMABLE FUELS — 2.1%
Bonanza Creek Energy, Inc. (a)	53,470	1,116,454
CONSOL Energy, Inc. (a)	92,496	2,461,318
Green Plains, Inc.	224,364	2,418,644
Gulfport Energy Corp. (a)	816,144	4,007,267
Laredo Petroleum, Inc. (a)	866,262	2,512,160
Par Pacific Holdings, Inc. (a)	173,534	3,560,918
PDC Energy, Inc. (a) (b)	379,189	13,673,555
REX American Resources Corp. (a)	32,430	2,364,147
Ring Energy, Inc. (a)	340,269	1,105,874
SRC Energy, Inc. (a) (b)	1,400,795	6,947,943
Unit Corp. (a)	180,572	1,605,285
Whiting Petroleum Corp. (a) (b)	117,848	2,201,401
		43,974,966
PAPER & FOREST PRODUCTS — 1.4%
Boise Cascade Co.	223,233	6,275,080
Clearwater Paper Corp. (a)	98,102	1,813,906
Mercer International, Inc.	250,637	3,877,354
Neenah, Inc.	97,102	6,559,240
PH Glatfelter Co.	252,070	4,254,941
Schweitzer-Mauduit International, Inc.	179,037	5,940,448
		28,720,969
PERSONAL PRODUCTS — 0.1%
USANA Health Sciences, Inc. (a)	18,300	1,453,569
PHARMACEUTICALS — 0.3%
Akorn, Inc. (a)	336,853	1,734,793
Assertio Therapeutics, Inc. (a)	381,383	1,315,771
See accompanying notes to financial statements.
91

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Lannett Co., Inc. (a) (b)	202,235	$ 1,225,544
Phibro Animal Health Corp. Class A	59,359	1,885,836
		6,161,944
PROFESSIONAL SERVICES — 1.7%
FTI Consulting, Inc. (a)	112,792	9,456,481
Heidrick & Struggles International, Inc.	53,175	1,593,655
Kelly Services, Inc. Class A	181,048	4,741,647
Korn Ferry	130,445	5,226,931
Navigant Consulting, Inc.	108,656	2,519,733
Resources Connection, Inc.	169,724	2,717,281
TrueBlue, Inc. (a)	226,806	5,003,340
WageWorks, Inc. (a)	89,596	4,550,581
		35,809,649
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
HFF, Inc. Class A (b)	130,112	5,917,494
RE/MAX Holdings, Inc. Class A	103,016	3,168,772
Realogy Holdings Corp.	654,411	4,737,936
		13,824,202
ROAD & RAIL — 0.9%
ArcBest Corp.	146,785	4,126,126
Heartland Express, Inc.	107,098	1,935,261
Marten Transport, Ltd.	224,358	4,072,098
Saia, Inc. (a)	149,305	9,655,554
		19,789,039
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	126,687	7,128,678
Axcelis Technologies, Inc. (a)	102,455	1,541,948
CEVA, Inc. (a)	73,122	1,780,521
Cohu, Inc.	129,713	2,001,472
Diodes, Inc. (a)	117,963	4,290,314
DSP Group, Inc. (a)	57,543	826,317
FormFactor, Inc. (a)	431,624	6,763,548
Ichor Holdings, Ltd. (a) (b)	128,733	3,043,248
Kopin Corp. (a) (b)	152,844	166,600
Kulicke & Soffa Industries, Inc.	371,420	8,375,521
MaxLinear, Inc. (a)	141,388	3,314,135
PDF Solutions, Inc. (a)	160,907	2,111,100
Photronics, Inc. (a)	389,760	3,196,032
Power Integrations, Inc.	63,823	5,117,328
Rambus, Inc. (a)	631,955	7,608,738
See accompanying notes to financial statements.
92

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Rudolph Technologies, Inc. (a)	96,257	$ 2,659,581
SMART Global Holdings, Inc. (a) (b)	21,510	494,515
SolarEdge Technologies, Inc. (a)	87,390	5,458,379
Ultra Clean Holdings, Inc. (a) (b)	221,174	3,078,742
Veeco Instruments, Inc. (a)	273,902	3,347,082
Xperi Corp.	282,011	5,806,607
		78,110,406
SOFTWARE — 1.5%
Alarm.com Holdings, Inc. (a)	82,157	4,395,399
Ebix, Inc. (b)	56,053	2,814,982
LivePerson, Inc. (a)	121,019	3,393,373
MicroStrategy, Inc. Class A (a)	22,535	3,229,491
Monotype Imaging Holdings, Inc.	75,598	1,273,070
OneSpan, Inc. (a)	61,820	875,989
Progress Software Corp.	82,577	3,602,009
Qualys, Inc. (a)	76,007	6,618,690
TiVo Corp.	720,448	5,309,702
		31,512,705
SPECIALTY RETAIL — 4.6%
Abercrombie & Fitch Co. Class A	380,600	6,104,824
Asbury Automotive Group, Inc. (a)	58,466	4,931,022
Barnes & Noble Education, Inc. (a)	211,593	710,952
Barnes & Noble, Inc.	320,419	2,143,603
Boot Barn Holdings, Inc. (a)	49,230	1,754,557
Buckle, Inc.	164,554	2,848,430
Caleres, Inc.	240,062	4,782,035
Cato Corp. Class A	136,269	1,678,834
Chico's FAS, Inc.	664,328	2,238,785
Conn's, Inc. (a) (b)	139,739	2,490,149
Designer Brands, Inc. Class A (b)	150,695	2,888,823
Express, Inc. (a) (b)	401,353	1,095,694
GameStop Corp. Class A (b)	586,951	3,210,622
Genesco, Inc. (a)	98,826	4,179,352
Group 1 Automotive, Inc.	100,976	8,268,925
Haverty Furniture Cos., Inc.	107,845	1,836,600
Hibbett Sports, Inc. (a) (b)	105,067	1,912,219
Kirkland's, Inc. (a) (b)	88,576	200,182
Lithia Motors, Inc. Class A (b)	128,207	15,228,427
Lumber Liquidators Holdings, Inc. (a) (b)	165,902	1,916,168
MarineMax, Inc. (a)	129,856	2,134,833
Office Depot, Inc.	3,135,426	6,458,978
See accompanying notes to financial statements.
93

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Rent-A-Center, Inc. (a)	259,679	$ 6,915,252
RH (a) (b)	46,876	5,418,866
Sonic Automotive, Inc. Class A (b)	137,949	3,221,109
Tile Shop Holdings, Inc. (b)	232,883	931,532
Vitamin Shoppe, Inc. (a) (b)	97,179	382,885
Zumiez, Inc. (a)	107,558	2,807,264
		98,690,922
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Cray, Inc. (a)	97,566	3,397,248
Diebold Nixdorf, Inc. (a) (b)	239,940	2,197,850
Electronics For Imaging, Inc. (a)	247,104	9,120,609
		14,715,707
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Fossil Group, Inc. (a) (b)	264,817	3,045,395
G-III Apparel Group, Ltd. (a)	237,168	6,977,483
Movado Group, Inc.	31,501	850,527
Oxford Industries, Inc.	31,802	2,410,592
Steven Madden, Ltd.	236,258	8,020,959
Unifi, Inc. (a)	86,647	1,574,376
Vera Bradley, Inc. (a)	124,177	1,490,124
Wolverine World Wide, Inc.	191,959	5,286,551
		29,656,007
THRIFTS & MORTGAGE FINANCE — 3.0%
Axos Financial, Inc. (a)	154,926	4,221,733
Dime Community Bancshares, Inc.	178,373	3,387,303
Flagstar Bancorp, Inc.	164,318	5,445,498
HomeStreet, Inc. (a)	76,004	2,252,759
Meta Financial Group, Inc.	159,772	4,481,605
NMI Holdings, Inc. Class A (a)	204,030	5,792,412
Northfield Bancorp, Inc.	271,111	4,232,043
Northwest Bancshares, Inc.	607,559	10,699,114
Oritani Financial Corp. (b)	222,473	3,946,671
Provident Financial Services, Inc.	348,995	8,463,129
TrustCo Bank Corp. NY	274,737	2,175,917
Walker & Dunlop, Inc.	160,319	8,530,574
		63,628,758
TOBACCO — 0.4%
Universal Corp.	144,379	8,773,912
See accompanying notes to financial statements.
94

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	98,902	$ 6,085,440
GMS, Inc. (a)	182,951	4,024,922
Kaman Corp.	88,142	5,613,764
Veritiv Corp. (a)	75,607	1,468,288
		17,192,414
WATER UTILITIES — 0.5%
American States Water Co.	66,493	5,002,933
California Water Service Group	118,157	5,982,289
		10,985,222
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	100,036	1,504,541
TOTAL COMMON STOCKS (Cost $2,103,553,224)		2,128,819,216
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (d) (Cost $58,727)	135,629	70,934
TOTAL RIGHTS (Cost $58,727)		70,934
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	2,257,875	2,257,875
State Street Navigator Securities Lending Portfolio III (g) (h)	28,521,096	28,521,096
TOTAL SHORT-TERM INVESTMENTS (Cost $30,778,971)		30,778,971
TOTAL INVESTMENTS — 101.2% (Cost $2,134,390,922)		2,159,669,121
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(25,869,109)
NET ASSETS — 100.0%		$ 2,133,800,012

See accompanying notes to financial statements.
95

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $70,934, representing less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,128,819,216	$ —	$—	$2,128,819,216
Rights	—	70,934	—	70,934
Short-Term Investments	30,778,971	—	—	30,778,971
TOTAL INVESTMENTS	$2,159,598,187	$70,934	$—	$2,159,669,121
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,679,889	$ 4,679,889	$116,044,571	$118,466,585	$—	$—	2,257,875	$ 2,257,875	$ 90,473
State Street Navigator Securities Lending Government Money Market Portfolio	35,087,533	35,087,533	260,430,551	295,518,084	—	—	—	—	520,377
State Street Navigator Securities Lending Portfolio III	—	—	76,779,228	48,258,132	—	—	28,521,096	28,521,096	131,302
Total		$39,767,422	$453,254,350	$462,242,801	$—	$—		$30,778,971	$742,152
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,678,501,732	$1,488,565,899
Investments in affiliated issuers, at value	20,011,529	19,100,064
Total Investments	1,698,513,261	1,507,665,963
Cash	13,805	391
Receivable for investments sold	30,275,752	—
Dividends receivable — unaffiliated issuers	1,405,929	1,757,786
Dividends receivable — affiliated issuers	3,944	3,769
Securities lending income receivable — unaffiliated issuers	10,931	8,762
Securities lending income receivable — affiliated issuers	5,098	13,971
TOTAL ASSETS	1,730,228,720	1,509,450,642
LIABILITIES
Payable upon return of securities loaned	18,127,486	17,746,088
Payable for investments purchased	30,747,885	—
Payable for fund shares repurchased	419,438	—
Advisory fee payable	202,279	177,767
Trustees’ fees and expenses payable	2,027	1,345
TOTAL LIABILITIES	49,499,115	17,925,200
NET ASSETS	$1,680,729,605	$1,491,525,442
NET ASSETS CONSIST OF:
Paid-in Capital	$1,643,471,872	$1,536,393,909
Total distributable earnings (loss)	37,257,733	(44,868,467)
NET ASSETS	$1,680,729,605	$1,491,525,442
NET ASSET VALUE PER SHARE
Net asset value per share	$ 54.22	$ 51.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	31,000,000	29,050,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,500,385,812	$1,439,460,843
Investments in affiliated issuers	20,011,529	19,100,064
Total cost of investments	$1,520,397,341	$1,458,560,907
* Includes investments in securities on loan, at value	$ 133,033,814	$ 111,411,189
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2019

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,286,539,911	$1,974,167,312	$2,128,890,150
Investments in affiliated issuers, at value	22,099,410	50,014,603	30,778,971
Total Investments	1,308,639,321	2,024,181,915	2,159,669,121
Cash	1	2	35
Receivable for investments sold	11,737,962	34,160,034	5,258,128
Receivable for fund shares sold	6,544,698	—	—
Dividends receivable — unaffiliated issuers	1,435,499	1,751,548	2,859,680
Dividends receivable — affiliated issuers	2,468	11,075	8,271
Securities lending income receivable — unaffiliated issuers	7,721	16,938	13,473
Securities lending income receivable — affiliated issuers	36,258	54,947	66,491
TOTAL ASSETS	1,328,403,928	2,060,176,459	2,167,875,199
LIABILITIES
Payable upon return of securities loaned	20,936,838	48,174,404	28,521,096
Payable for investments purchased	11,618,145	35,839,127	5,299,013
Payable for fund shares repurchased	6,766,011	741,949	—
Advisory fee payable	154,400	239,838	252,753
Trustees’ fees and expenses payable	1,664	2,631	2,325
TOTAL LIABILITIES	39,477,058	84,997,949	34,075,187
NET ASSETS	$1,288,926,870	$1,975,178,510	$2,133,800,012
NET ASSETS CONSIST OF:
Paid-in Capital	$1,246,922,730	$2,125,235,829	$2,321,470,589
Total distributable earnings (loss)	42,004,140	(150,057,319)	(187,670,577)
NET ASSETS	$1,288,926,870	$1,975,178,510	$2,133,800,012
NET ASSET VALUE PER SHARE
Net asset value per share	$ 67.66	$ 60.96	$ 60.70
Shares outstanding (unlimited amount authorized, $0.01 par value)	19,050,046	32,400,028	35,152,102
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,221,720,649	$1,856,956,572	$2,103,611,951
Investments in affiliated issuers	22,099,410	50,014,603	30,778,971
Total cost of investments	$1,243,820,059	$1,906,971,175	$2,134,390,922
* Includes investments in securities on loan, at value	$ 102,325,106	$ 222,545,080	$ 164,778,823
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 19,092,922	$ 22,581,934
Dividend income — affiliated issuers	41,067	35,913
Unaffiliated securities lending income	98,618	80,558
Affiliated securities lending income	71,151	80,564
Foreign taxes withheld	(11,092)	(9,428)
TOTAL INVESTMENT INCOME (LOSS)	19,292,666	22,769,541
EXPENSES
Advisory fee	2,078,549	1,725,382
Trustees’ fees and expenses	22,946	17,538
Miscellaneous expenses	1	1,476
TOTAL EXPENSES	2,101,496	1,744,396
NET INVESTMENT INCOME (LOSS)	17,191,170	21,025,145
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(140,090,571)	(86,794,055)
In-kind redemptions — unaffiliated issuers	72,378,583	60,840,182
Net realized gain (loss)	(67,711,988)	(25,953,873)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	91,294,224	21,467,338
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,582,236	(4,486,535)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 40,773,406	$ 16,538,610
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2019

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 17,595,066	$ 21,889,424	$ 35,247,818
Dividend income — affiliated issuers	26,442	85,717	90,473
Unaffiliated securities lending income	107,913	186,445	165,057
Affiliated securities lending income	337,475	529,071	651,679
Foreign taxes withheld	(5,087)	(5,630)	(10,353)
TOTAL INVESTMENT INCOME (LOSS)	18,061,809	22,685,027	36,144,674
EXPENSES
Advisory fee	1,776,100	2,986,286	2,839,905
Trustees’ fees and expenses	20,078	34,808	30,860
Miscellaneous expenses	1	1	1
TOTAL EXPENSES	1,796,179	3,021,095	2,870,766
NET INVESTMENT INCOME (LOSS)	16,265,630	19,663,932	33,273,908
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,697,996)	(244,475,303)	(193,592,346)
In-kind redemptions — unaffiliated issuers	63,279,461	298,788,581	118,385,631
Net realized gain (loss)	43,581,465	54,313,278	(75,206,715)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(100,199,169)	(156,461,419)	(93,732,167)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(56,617,704)	(102,148,141)	(168,938,882)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (40,352,074)	$ (82,484,209)	$(135,664,974)
See accompanying notes to financial statements.
100

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,191,170	$ 11,173,299
Net realized gain (loss)	(67,711,988)	136,236,942
Net change in unrealized appreciation/depreciation	91,294,224	18,475,275
Net increase (decrease) in net assets resulting from operations	40,773,406	165,885,516
Net equalization credits and charges	508,062	1,197,535
Distributions to shareholders (Note 11)	(18,732,749)	(26,238,977)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	801,796,249	935,661,691
Cost of shares redeemed	(338,806,856)	(452,895,671)
Net income equalization	(508,062)	(1,197,535)
Net increase (decrease) in net assets from beneficial interest transactions	462,481,331	481,568,485
Net increase (decrease) in net assets during the period	485,030,050	622,412,559
Net assets at beginning of period	1,195,699,555	573,286,996
NET ASSETS AT END OF PERIOD	$1,680,729,605	$1,195,699,555
SHARES OF BENEFICIAL INTEREST:
Shares sold	15,500,000	18,650,000
Shares redeemed	(6,650,000)	(8,500,000)
Net increase (decrease)	8,850,000	10,150,000
(a)After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/19	Year Ended 6/30/18(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,025,145	$ 13,531,924
Net realized gain (loss)	(25,953,873)	72,001,828
Net change in unrealized appreciation/depreciation	21,467,338	9,168,550
Net increase (decrease) in net assets resulting from operations	16,538,610	94,702,302
Net equalization credits and charges	1,394,251	1,413,243
Distributions to shareholders (Note 11)	(23,464,052)	(23,140,249)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,202,896,277	752,996,189
Cost of shares redeemed	(471,630,294)	(403,998,733)
Net income equalization	(1,394,251)	(1,413,243)
Net increase (decrease) in net assets from beneficial interest transactions	729,871,732	347,584,213
Net increase (decrease) in net assets during the period	724,340,541	420,559,509
Net assets at beginning of period	767,184,901	346,625,392
NET ASSETS AT END OF PERIOD	$1,491,525,442	$ 767,184,901
SHARES OF BENEFICIAL INTEREST:
Shares sold	24,300,000	15,350,000
Shares redeemed	(10,000,000)	(7,800,000)
Net increase (decrease)	14,300,000	7,550,000
(b)After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/19	Year Ended 6/30/18(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,265,630	$ 11,235,977
Net realized gain (loss)	43,581,465	40,530,151
Net change in unrealized appreciation/depreciation	(100,199,169)	110,017,097
Net increase (decrease) in net assets resulting from operations	(40,352,074)	161,783,225
Net equalization credits and charges	209,780	162,173
Distributions to shareholders (Note 11)	(16,957,245)	(22,815,464)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	465,446,126	218,628,982
Cost of shares redeemed	(163,049,691)	(65,249,491)
Net income equalization	(209,780)	(162,173)
Net increase (decrease) in net assets from beneficial interest transactions	302,186,655	153,217,318
Net increase (decrease) in net assets during the period	245,087,116	292,347,252
Net assets at beginning of period	1,043,839,754	751,492,502
NET ASSETS AT END OF PERIOD	$1,288,926,870	$1,043,839,754
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,900,000	3,200,000
Shares redeemed	(2,300,000)	(950,000)
Net increase (decrease)	4,600,000	2,250,000
(c)After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/19	Year Ended 6/30/18(d)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 19,663,932	$ 13,132,963
Net realized gain (loss)	54,313,278	144,800,348
Net change in unrealized appreciation/depreciation	(156,461,419)	116,814,223
Net increase (decrease) in net assets resulting from operations	(82,484,209)	274,747,534
Net equalization credits and charges	327,271	436,923
Distributions to shareholders (Note 11)	(20,898,693)	(61,511,636)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,351,117,383	976,210,587
Cost of shares redeemed	(1,262,525,039)	(498,354,217)
Net income equalization	(327,271)	(436,923)
Net increase (decrease) in net assets from beneficial interest transactions	88,265,073	477,419,447
Net increase (decrease) in net assets during the period	(14,790,558)	691,092,268
Net assets at beginning of period	1,989,969,068	1,298,876,800
NET ASSETS AT END OF PERIOD	$ 1,975,178,510	$1,989,969,068
SHARES OF BENEFICIAL INTEREST:
Shares sold	22,000,000	16,350,000
Shares redeemed	(21,100,000)	(8,850,000)
Net increase (decrease)	900,000	7,500,000
(d)After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/19	Year Ended 6/30/18(e)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 33,273,908	$ 18,777,661
Net realized gain (loss)	(75,206,715)	95,233,660
Net change in unrealized appreciation/depreciation	(93,732,167)	65,209,655
Net increase (decrease) in net assets resulting from operations	(135,664,974)	179,220,976
Net equalization credits and charges	1,758,643	1,188,778
Distributions to shareholders (Note 11)	(36,135,663)	(67,477,117)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,413,969,049	762,704,919
Cost of shares redeemed	(620,318,111)	(363,877,722)
Net income equalization	(1,758,643)	(1,188,778)
Net increase (decrease) in net assets from beneficial interest transactions	791,892,295	397,638,419
Net increase (decrease) in net assets during the period	621,850,301	510,571,056
Net assets at beginning of period	1,511,949,711	1,001,378,655
NET ASSETS AT END OF PERIOD	$2,133,800,012	$1,511,949,711
SHARES OF BENEFICIAL INTEREST:
Shares sold	23,050,000	11,850,000
Shares redeemed	(10,550,000)	(6,000,000)
Net increase (decrease)	12,500,000	5,850,000
(e)After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 53.98	$ 47.77	$ 41.10	$ 41.68	$ 38.94
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	0.56	0.51	0.45	0.42
Net realized and unrealized gain (loss) (c)	0.26	6.74	6.72	(0.06)	3.01
Total from investment operations	0.91	7.30	7.23	0.39	3.43
Net equalization credits and charges (b)	0.02	0.06	0.02	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.69)	(0.59)	(0.58)	(0.49)	(0.42)
Net realized gains	—	(0.56)	—	(0.49)	(0.28)
Total distributions	(0.69)	(1.15)	(0.58)	(0.98)	(0.70)
Net asset value, end of period	$ 54.22	$ 53.98	$ 47.77	$ 41.10	$ 41.68
Total return (d)	1.79%	15.51%	17.74%	1.07%	8.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,680,730	$1,195,700	$573,287	$345,259	$243,839
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.21%
Net investment income (loss)	1.24%	1.08%	1.14%	1.13%	1.04%
Portfolio turnover rate (e)	38%	50%	54%	55%	53%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 52.01	$ 48.14	$ 41.47	$ 42.85	$ 43.14
Income (loss) from investment operations:
Net investment income (loss) (b)	0.93	0.96	0.80	0.80	0.70
Net realized and unrealized gain (loss) (c)	(0.69)	4.18	6.72	(0.51)	0.74
Total from investment operations	0.24	5.14	7.52	0.29	1.44
Net equalization credits and charges (b)	0.06	0.10	0.03	0.06	(0.02)
Distributions to shareholders from:
Net investment income	(0.97)	(0.95)	(0.88)	(0.81)	(0.69)
Net realized gains	—	(0.42)	—	(0.92)	(1.02)
Total distributions	(0.97)	(1.37)	(0.88)	(1.73)	(1.71)
Net asset value, end of period	$ 51.34	$ 52.01	$ 48.14	$ 41.47	$ 42.85
Total return (d)	0.68%	10.98%	18.31%	1.13%	3.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,491,525	$767,185	$346,625	$207,342	$124,247
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.21%
Net investment income (loss)	1.83%	1.90%	1.73%	2.02%	1.62%
Portfolio turnover rate (e)	35%	45%	51%	40%	44%
(a)	After the close of trading on June 12, 2018, SPDR S&P 400 Mid Cap Value ET underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 72.24	$ 61.60	$ 52.17	$ 54.13	$ 52.70
Income (loss) from investment operations:
Net investment income (loss) (b)	0.94	0.87	0.79	0.73	0.67
Net realized and unrealized gain (loss) (c)	(4.55)	11.52	10.80	(0.89)	2.75
Total from investment operations	(3.61)	12.39	11.59	(0.16)	3.42
Net equalization credits and charges (b)	0.01	0.01	0.02	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(0.98)	(0.89)	(0.77)	(0.74)	(0.70)
Net realized gains	—	(0.87)	(1.41)	(1.08)	(1.27)
Total distributions	(0.98)	(1.76)	(2.18)	(1.82)	(1.97)
Net asset value, end of period	$ 67.66	$ 72.24	$ 61.60	$ 52.17	$ 54.13
Total return (d)	(4.95)%	20.38%	22.35%	(0.10)%	6.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,288,927	$1,043,840	$751,493	$443,392	$411,346
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.18%
Net investment income (loss)	1.37%	1.30%	1.33%	1.44%	1.28%
Portfolio turnover rate (e)	11%	14%	22%	25%	16%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 63.17	$ 54.12	$ 44.56	$ 47.46	$ 45.41
Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	0.55	0.55	0.57	0.48
Net realized and unrealized gain (loss) (c)	(2.20)	11.19	9.53	(0.99)	3.64
Total from investment operations	(1.59)	11.74	10.08	(0.42)	4.12
Net equalization credits and charges (b)	0.01	0.02	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.63)	(0.60)	(0.54)	(0.60)	(0.47)
Net realized gains	—	(2.11)	—	(1.90)	(1.62)
Total distributions	(0.63)	(2.71)	(0.54)	(2.50)	(2.09)
Net asset value, end of period	$ 60.96	$ 63.17	$ 54.12	$ 44.56	$ 47.46
Total return (d)	(2.47)%	22.28%	22.75%	(0.73)%	9.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,975,179	$1,989,969	$1,298,877	$686,130	$560,024
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.20%
Net investment income (loss)	0.99%	0.95%	1.08%	1.29%	1.06%
Portfolio turnover rate (e)	37%	44%	59%	57%	49%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 66.75	$ 59.60	$ 50.13	$ 53.04	$ 55.11
Income (loss) from investment operations:
Net investment income (loss) (b)	1.10	1.04	0.93	0.79	0.81
Net realized and unrealized gain (loss) (c)	(6.06)	9.55	9.89	(0.72)	1.08
Total from investment operations	(4.96)	10.59	10.83	0.07	1.89
Net equalization credits and charges (b)	0.06	0.07	0.05	0.03	0.03
Distributions to shareholders from:
Net investment income	(1.15)	(1.05)	(0.91)	(0.79)	(0.84)
Net realized gains	—	(2.46)	(0.49)	(2.22)	(3.15)
Total distributions	(1.15)	(3.51)	(1.40)	(3.01)	(3.99)
Net asset value, end of period	$ 60.70	$ 66.75	$ 59.60	$ 50.13	$ 53.04
Total return (d)	(7.30)%	18.25%	21.76%	0.56%	3.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,133,800	$1,511,950	$1,001,379	$501,368	$392,578
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.21%
Net investment income (loss)	1.76%	1.65%	1.61%	1.63%	1.52%
Portfolio turnover rate (e)	34%	42%	53%	48%	42%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
110

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NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
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June 30, 2019

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR S&P 400 Mid Cap Growth ETF	$529,030,383	$522,172,525
SPDR S&P 400 Mid Cap Value ETF	401,238,757	394,776,823
SPDR S&P 600 Small Cap ETF	138,026,648	130,930,400
SPDR S&P 600 Small Cap Growth ETF	743,779,271	742,370,342
SPDR S&P 600 Small Cap Value ETF	651,738,752	639,791,207
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$ 794,915,026	$ 349,692,628	$ 72,378,583
SPDR S&P 400 Mid Cap Value ETF	1,190,340,211	465,039,764	60,840,182
SPDR S&P 600 Small Cap ETF	461,784,733	158,701,519	63,279,461
SPDR S&P 600 Small Cap Growth ETF	1,309,710,117	1,213,460,716	298,788,581
SPDR S&P 600 Small Cap Value ETF	1,408,855,392	616,727,140	118,385,631
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, distributions in excess of current earnings, corporate action adjustments and wash sale loss deferrals.
118

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 400 Mid Cap Growth ETF	$18,732,749	$—	$18,732,749
SPDR S&P 400 Mid Cap Value ETF	23,464,052	—	23,464,052
SPDR S&P 600 Small Cap ETF	16,957,245	—	16,957,245
SPDR S&P 600 Small Cap Growth ETF	20,898,693	—	20,898,693
SPDR S&P 600 Small Cap Value ETF	36,135,663	—	36,135,663
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 400 Mid Cap Growth ETF	$ 14,202,900	$ 12,036,077	$ 26,238,977
SPDR S&P 400 Mid Cap Value ETF	23,140,249	—	23,140,249
SPDR S&P 600 Small Cap ETF	18,369,447	4,446,017	22,815,464
SPDR S&P 600 Small Cap Growth ETF	15,707,538	45,804,098	61,511,636
SPDR S&P 600 Small Cap Value ETF	58,263,596	9,213,521	67,477,117
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR S&P 400 Mid Cap Growth ETF	$—	$(138,483,570)	$—	$175,741,302	$—	$ 37,257,732
SPDR S&P 400 Mid Cap Value ETF	—	(92,789,764)	—	47,921,297	—	(44,868,467)
SPDR S&P 600 Small Cap ETF	—	(20,588,139)	—	62,592,279	—	42,004,140
SPDR S&P 600 Small Cap Growth ETF	—	(265,165,211)	—	115,107,892	—	(150,057,319)
SPDR S&P 600 Small Cap Value ETF	—	(209,976,939)	—	22,306,362	—	(187,670,577)
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P 400 Mid Cap Growth ETF	$ 72,438,420	$66,045,150
SPDR S&P 400 Mid Cap Value ETF	49,053,022	43,736,742
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P 600 Small Cap ETF	$ 8,683,536	$11,904,603
SPDR S&P 600 Small Cap Growth ETF	197,772,723	67,392,488
SPDR S&P 600 Small Cap Value ETF	119,084,694	90,892,245
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,522,771,960	$233,254,998	$ 57,513,697	$175,741,301
SPDR S&P 400 Mid Cap Value ETF	1,459,742,889	124,073,599	76,150,525	47,923,074
SPDR S&P 600 Small Cap ETF	1,246,047,042	196,230,654	133,638,375	62,592,279
SPDR S&P 600 Small Cap Growth ETF	1,909,074,200	228,723,817	113,616,102	115,107,715
SPDR S&P 600 Small Cap Value ETF	2,137,362,759	228,918,236	206,611,874	22,306,362
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P 400 Mid Cap Growth ETF	$ 133,033,814	$ 18,127,486	$ 116,147,289	$ 134,274,775
SPDR S&P 400 Mid Cap Value ETF	111,411,189	17,746,088	94,557,797	112,303,885
SPDR S&P 600 Small Cap ETF	102,325,106	20,936,838	83,388,212	104,325,050
SPDR S&P 600 Small Cap Growth ETF	222,545,080	48,174,404	178,411,807	226,586,211
SPDR S&P 600 Small Cap Value ETF	164,778,823	28,521,096	139,244,902	167,765,998
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	$18,127,486	$—	$—	$—	$18,127,486	$18,127,486
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	17,746,088	—	—	—	17,746,088	17,746,088
SPDR S&P 600 Small Cap ETF	Common Stocks	20,936,838	—	—	—	20,936,838	20,936,838
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	48,174,404	—	—	—	48,174,404	48,174,404
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 600 Small Cap Value ETF	Common Stocks	$28,521,096	$—	$—	$—	$28,521,096	$28,521,096
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Stock Splits
The Board authorized a 3-for-1 stock split, 2-for-1 stock split, 2-for-1 stock split, 4-for-1 stock split, 2-for-1 stock split for the SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF and SPDR S&P 600 Small Cap Value ETF, respectively, effective after the close of trading on June 12, 2018, for the shareholders of record on June 8, 2018. The impact of the stock splits was to increase the number of shares outstanding while decreasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

11.    New Accounting Pronouncement
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR S&P 400 Mid Cap Growth ETF	$12,941,989	$13,296,988	$26,238,977	$—
SPDR S&P 400 Mid Cap Value ETF	15,119,814	8,020,435	23,140,249	—
SPDR S&P 600 Small Cap ETF	11,720,443	11,095,021	22,815,464	—
SPDR S&P 600 Small Cap Growth ETF	14,281,479	47,230,157	61,511,636	—
SPDR S&P 600 Small Cap Value ETF	20,056,118	47,420,999	67,477,117	—
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, and SPDR S&P 600 Small Cap Value ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, and SPDR S&P 600 Small Cap Value ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
124

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
125

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF
Annualized Expense Ratio	0.15%	0.15%	0.15%
Actual:
Ending Account Value	$1,189.60	$1,168.00	$1,136.00
Expenses Paid During Period(a)	0.81	0.81	0.79
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10	1,024.10
Expenses Paid During Period(a)	0.75	0.75	0.75
	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
Annualized Expense Ratio	0.15%	0.15%
Actual:
Ending Account Value	$1,135.00	$1,137.20
Expenses Paid During Period(a)	0.79	0.79
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10
Expenses Paid During Period(a)	0.75	0.75
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
128

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
129

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares
130

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	136	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University of
					Notre Dame (Trustee).
133

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	136	Guggenheim /Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

134

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
135

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
136

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDR46AR

Annual Report
June 30, 2019
SPDR® Series Trust - Equity Funds
SPDR Portfolio Large Cap ETF
SPDR Portfolio Mid Cap ETF
SPDR Portfolio Small Cap ETF
SPDR Portfolio Total Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The SSGA Large Cap Index is designed to measure the performance of the large-capitalization segment of the U.S. equity market.
The S&P 1000 Index measures the performance of the small- and mid-capitalization segments of the U.S. equity market.
The SSGA Small Cap Index is designed to measure the performance of the small-capitalization segment of the U.S. equity market.
The SSGA Total Stock Market Index is designed to measure the performance of the broad market segment of the U.S. equity market.
The S&P 500 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity market.
The S&P 500 High Dividend Index is designed to measure the performance of the top 80 dividend-paying securities listed on the S&P 500 Index, based on dividend yield.
The S&P 500 Value Index measures the performance of the large-capitalization value segment in the U.S. equity market.
See accompanying notes to financial statements.
1

SPDR PORTFOLIO LARGE CAP ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Large Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the SSGA Large Cap Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 10.65% while the Index also returned 10.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The first fiscal quarter of the Reporting Period ended with the U.S. Equity market having had its best quarterly performance in nearly five years. Strong earnings growth played a big part in this rally despite the ongoing trade wars with China and the continued work toward the renegotiation of NAFTA. The Federal Reserve (the "Fed") also seemingly provided headwinds to the market having just implemented their 8th rate hike, however, the Fund still managed to return a 7.49% for the three month period ended September 30, 2018.
Some hawkish comments from the Fed coupled with the arrest of a Chinese company’s Chief Financial Officer, which stopped the progress being made on the trade talk front with China, were enough to put a quick halt to the ten year bull market run. After its best quarter in five years, the market responded with its worst quarterly performance since 2011, as the Fund saw a significant decline of –13.80%.
As January kicked in with a downgrade of global growth expectations from the International Monetary Fund, it did not look like things would get much better. But what it did lead to was a sudden about face by the central banks whose hawkish tones shifted quickly to more dovish ones. In fact, the prospect of further rate hikes in 2019 was all but taken off the table by quarter’s end. Earning reports, although not quite as strong as the previous three month period, were stronger than expected. As a result, markets continued their march back towards record highs as the Fund rose sharply with a 14.30% gain.
Continued tensions in trade talks and increasing tariffs being applied by the US and China rattled markets in May of 2019 and the Fed Chair, Jerome Powell, had put a halt to the markets expectations for potential rate cuts heading into the month. But as markets declined sharply in May, the sentiments from the Fed changed once again to give the markets hope of some accommodations in the near future. The Fund quickly recovered in June with strong performance of over seven percent for the month.
The Fund used exchange-traded equity index futures contracts in order to equitize all cash and cash equivalents during the Reporting Period. The Fund’s use of these futures contracts helped the Fund to track the Index performance.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corp., Procter & Gamble Co., and Amazon.com, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Schlumberger, Ltd., NVIDIA Corp., and DuPont de Nemours, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Portfolio Large Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	SSGA Large Cap Index(2)	Net Asset Value(1)	Market Value(1)	SSGA Large Cap Index(2)
ONE YEAR	10.65%	10.61%	10.65%	10.65%	10.61%	10.65%
FIVE YEARS	65.00%	64.95%	65.38%	10.53%	10.53%	10.59%
TEN YEARS	291.99%	291.76%	298.85%	14.64%	14.63%	14.84%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective November 16, 2017, the Fund changed its benchmark index from the Russell 1000 Index to the SSGA Large Cap Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to November 16, 2017.
(2)	The SSGA Large Cap Index inception date was October 12, 2017. Index returns represent the Fund's prior benchmark indices from June 30, 2008 through November 15, 2017 and the SSGA Large Cap Index from November 16, 2017 through June 30, 2019.
The total expense ratio for SPDR Portfolio Large Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Portfolio Large Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Microsoft Corp.	4.1%
Apple, Inc.	3.7
Amazon.com, Inc.	3.1
Facebook, Inc. Class A	1.8
Johnson & Johnson	1.5
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.3
Alphabet, Inc. Class A	1.3
Visa, Inc. Class A	1.2
Bank of America Corp.	1.1
TOTAL	20.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Information Technology	22.9%
	Health Care	14.0
	Financials	11.9
	Consumer Discretionary	10.9
	Industrials	10.0
	Communication Services	8.0
	Consumer Staples	7.3
	Energy	5.1
	Real Estate	3.8
	Utilities	3.5
	Materials	2.3
	Short-Term Investments	0.3
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR PORTFOLIO MID CAP ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid- to small-capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P 1000 Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –0.60%, and the Index was –0.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The market environment during the third quarter of 2018 in many ways mimicked what had already transpired throughout much of 2018. In the United States, at least according to conventional definitions, the S&P 500 Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. The tailwinds behind earnings for mid and small cap companies were even stronger with earnings per share (EPS) growth of 26% and 46% respectively. Small caps had to contend with a slower pace of US dollar appreciation and at least some signs of progress with certain trading partners. Mid Additionally, both mid and small cap firms started to show some signs of relative and absolute weakness in the middle of September as the US 10 Year tested 3% – a notice to investors that while smaller companies may be insulated from some external risks, they are still susceptible to higher financing costs. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark. In this environment, The Fund returned +4.11% for the Third Quarter, 2018.
US equities exhibited their worst quarterly performance since 2011 during the fourth quarter of 2018. Just about any asset class exuding a hint of credit risk or sensitivity to economic growth suffered during the fourth quarter. A host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled any short-lived rallies and ultimately sent the Fund down –18.13% for the quarter.
In the new year the recovery in stocks took shape amid expectations for easing monetary conditions. A temporary measure to end the US government shutdown and communication that the Fed would be patient in raising interest rates helped the S&P 500 eclipse 2,700 by the end of January. Following January’s surge, US equities continued to make steady progress, albeit at a decelerating pace for the balance of the first quarter. Meanwhile, the prospect of more accommodative monetary conditions allowed the S&P 500 to finish the first quarter in positive territory and mid - and small-cap companies also rebounded vigorously during the first quarter. In light of these developments, the Fund had a strong start to 2019 posting a +13.56% return for the First Quarter, 2019.
The steady ascent of risk assets continued in April 2019, as investors embraced optimism about trade policy between the United States and China. Early in the month, global equity markets rose on indications that US and Chinese trade officials had resolved a number of outstanding issues. It did not take long for the all-time highs notched by the S&P 500 Index in April to melt away in May. Trade conflicts and developments between the United States and the rest of the world took center stage, battering equity markets while flattering bonds. June 2019, would prove to stabilize deterioration in the equity markets as trade tensions between the US and China eased. On the earnings front, US equities continued to perform well, with roughly three-quarters of companies beating analyst earnings expectations. With that as a backdrop, large, small and mid-cap companies also moved higher. The Fund closed out the Reporting Period with a return of +2.70% for the Second Quarter, 2019.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were MarketAxess Holdings, Inc., Universal Display Corp., and STERIS PLC. The top negative contributors to the Fund’s performance during the Reporting Period were Core Laboratories NV, United States Steel Corp., and Steel Dynamics, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Portfolio Mid Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 1000 Index(2)	Net Asset Value(1)	Market Value(1)	S&P 1000 Index(2)
ONE YEAR	– 0.60%	– 0.61%	– 0.60%	– 0.60%	– 0.61%	– 0.60%
FIVE YEARS	39.28%	39.22%	47.91%	6.85%	6.84%	8.14%
TEN YEARS	287.99%	288.08%	295.95%	14.52%	14.52%	14.75%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index to the S&P 1000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to August 31, 2016.
(2)	One, Five and Ten Year Index returns in the performance table represent solely the S&P 1000 Index. Index returns in the line graph represent the Fund's prior benchmark indices from June 30, 2009 through August 31, 2016 and the S&P 1000 index from August 31, 2016 to June 30, 2019.
The total expense ratio for SPDR Portfolio Mid Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Portfolio Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
IDEX Corp.	0.5%
STERIS PLC	0.5
Leidos Holdings, Inc.	0.5
Domino's Pizza, Inc.	0.5
Trimble, Inc.	0.5
Zebra Technologies Corp. Class A	0.5
NVR, Inc.	0.4
FactSet Research Systems, Inc.	0.4
Camden Property Trust REIT	0.4
Teledyne Technologies, Inc.	0.4
TOTAL	4.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Industrials	17.1%
Financials	16.7
Information Technology	15.4
Consumer Discretionary	12.8
Health Care	10.4
Real Estate	9.2
Materials	5.8
Utilities	3.9
Energy	3.3
Consumer Staples	2.9
Communication Services	2.4
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR PORTFOLIO SMALL CAP ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the SSGA Small Cap Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –3.24%, and the Index was –3.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Index gained 3.41% in the third quarter of 2018. U.S. equities delivered exceptional profit growth over a period that was characterized by volatile politics and trade policy but relative calm when measured by indicators like VIX. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark.
The Index delivered its worst quarter of the fiscal year with a decline of 20.14% in the fourth quarter of 2018 as investors shed exposure to higher beta assets while oil fell more than 30% on signs of abundant supply and high profile forecasts of weaker demand. Although volatility prevailed during the entirety of the quarter, October and December were particularly vicious. And both months started out with building optimism based on improved outlooks for trade deals. In October, the United States, Canada and Mexico came to terms on a trade agreement which briefly lifted spirits. Meanwhile, December’s arrival was met with a trade truce between the United States and China based on discussions at the G20 meeting in Argentina. This market deterioration occurred even as third quarter earnings were displaying continued strength.
The Index bounced back in the first quarter of 2019 by gaining 15.11% and delivered the best performing quarter in the fiscal year following the worst in the previous quarter. Investors were especially receptive to communication from the January 30 Federal Open Market Committee (FOMC) Meeting, which suggested the Fed would be patient in raising policy interest rates and also that the pace of balance sheet normalization might also be more flexible in the future. Following January’s surge, US equities continued to make steady progress, albeit at a decelerating pace for the balance of the first quarter. Early in March, US stocks were held back by some weaker economic data, including the widest trade deficit since the global financial crisis, a disappointing February payrolls report (only 20,000 jobs added) and weak export data out of China. That setback would prove temporary, as economic data rebounded to some extent and the Fed surprised markets again at their March 19-20 FOMC meeting. At that meeting, the median federal funds rate projection was downgraded, implying no further rate hikes in 2019. The FOMC also put forth a timetable anticipating that balance sheet run-off will end in September of this year. The prospect of more accommodative monetary conditions allowed small-cap companies to rebound vigorously during the first quarter of 2019.
The Index modestly picked up 1.86% during the final quarter of the fiscal year. April marked another solid month for growth assets as investors embraced optimism about trade policy between the United States and China, and earnings results continued to outpace analyst estimates. But as quick as the monthly calendar turned, investors were met with increasingly uncomfortable developments. On the very first day of May, Fed Chair Jerome Powell pushed back on market expectations for interest rate cuts by suggesting that recent low levels of inflation were likely transitory. From there, trade conflict between the United States and the rest of the world took center stage; battering equity markets while flattering bonds. But as May turned to June, liquidity-driven animal spirits returned. US equities rounded out the quarter with strong gains amidst increasing expectations of an interest rate cut on the part of the Fed. The rate cut did not come at the June FOMC meeting, but dovish language and revised interest rate projections exceeded market expectations and continued to propel stocks higher.
The Fund used Russell 2000 Index futures in order to equitize cash and receivables in the fund during the Reporting Period. The Fund’s use of Russell 2000 Index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Array BioPharma, Inc., Trade Desk, Inc. Class A, and Coupa Software, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Mr. Cooper Group, Inc., Immunic, Inc., and Rite Aid Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied
See accompanying notes to financial statements.
8

SPDR PORTFOLIO SMALL CAP ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR Portfolio Small Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1) (2)	SSGA Small Cap Index(3)	Net Asset Value(1)	Market Value(1) (2)	SSGA Small Cap Index(3)
ONE YEAR	– 3.24%	– 3.32%	– 3.16%	– 3.24%	– 3.32%	– 3.16%
FIVE YEARS	41.97%	41.84%	41.75%	7.26%	7.24%	7.23%
SINCE INCEPTION	69.91%	69.81%	69.71%	9.27%	9.26%	9.25%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective November 16, 2017, the Fund changed its benchmark index from the Russell 2000 Index to the SSGA Small Cap Index. The Fund's performance in the tables above is based on the Fund's prior investment strategy to track different indices for periods prior to November 16, 2017.
(2)	For the period July 8, 2013 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
(3)	The SSGA Small Cap Index inception date was October 12, 2017. Index returns represent the Fund's prior benchmark index from July 8, 2013 through November 16, 2017 and the SSGA Small Cap Index from November 17, 2017 through June 30, 2019.
The total expense ratio for SPDR Portfolio Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR Portfolio Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Array BioPharma, Inc.	0.4%
Coupa Software, Inc.	0.3
Roku, Inc.	0.3
Casey's General Stores, Inc.	0.3
Chemed Corp.	0.2
Grand Canyon Education, Inc.	0.2
ITT, Inc.	0.2
Versum Materials, Inc.	0.2
Medidata Solutions, Inc.	0.2
Haemonetics Corp.	0.2
TOTAL	2.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	17.5%
Information Technology	14.8
Industrials	14.5
Health Care	13.8
Consumer Discretionary	12.1
Real Estate	8.9
Materials	4.9
Energy	3.7
Communication Services	3.5
Utilities	3.0
Consumer Staples	3.0
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Total Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities. The Fund’s benchmark is SSGA Total Stock Market Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 9.45%, and the Index was 9.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security mis-weights and income contributed to the difference between the Fund’s performance and that of the Index.
US stocks continued their upward trajectory during the third quarter as large cap, small-cap and mid-cap stocks advanced during the quarter All eleven sectors advanced during the quarter. Stocks retreated during the fourth quarter despite continued strength in third quarter earnings. During the quarter, the Fed increased the target for the federal funds rate by 25 basis points and the US government neared a shutdown, rattling investors. In contrast to the prior quarter, ten out of eleven sectors posted losses in the fourth quarter, with cyclical sectors declining the most.
The US market started 2019 strong with a temporary measure to end the US government shutdown and a dovish turn from the Fed in January. A strong March jobs report, progress on US/China trade talks, and solidifying expectations for accommodative monetary policy led stocks higher in the second quarter of 2019. Despite a strong move downwards in May due to heightened trade tensions and the imposition of additional tariffs between the US and China, the US markets ended the quarter at a record high with gains across ten out of eleven sectors.
The Fund used S&P 500 Index futures contracts and Russell 2000 Index futures contracts in order to gain exposure to the Index constituents during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corp., Procter & Gamble Co., and Amazon.com, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were DuPont de Nemours, Inc., NVIDIA Corp., and Schlumberger, Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR Portfolio Total Stock Market ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	SSGA Total Stock Market Index(2)	Net Asset Value(1)	Market Value(1)	SSGA Total Stock Market Index(2)
ONE YEAR	9.45%	9.36%	9.28%	9.45%	9.36%	9.28%
FIVE YEARS	63.26%	63.18%	63.20%	10.30%	10.29%	10.29%
TEN YEARS	291.54%	291.09%	294.82%	14.62%	14.61%	14.72%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective November 16, 2017, the Fund changed its benchmark index from the Russell 3000 Index to the SSGA Total Stock Market Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to November 16, 2017.
(2)	The SSGA Total Stock Market Index inception date was October 12, 2017. Index returns represent the Fund's prior benchmark index from June 30, 2008 through November 15, 2017 and the SSGA Total Stock Market Index from November 16, 2017 through June 30, 2019.
The total expense ratio for SPDR Portfolio Total Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR Portfolio Total Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Microsoft Corp.	3.7%
Apple, Inc.	3.4
Amazon.com, Inc.	2.8
Facebook, Inc. Class A	1.6
Johnson & Johnson	1.3
JPMorgan Chase & Co.	1.3
Exxon Mobil Corp.	1.2
Alphabet, Inc. Class A	1.2
Visa, Inc. Class A	1.1
Bank of America Corp.	1.0
TOTAL	18.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Information Technology	22.3%
Health Care	14.0
Financials	12.4
Consumer Discretionary	11.0
Industrials	10.5
Communication Services	7.5
Consumer Staples	6.9
Energy	5.0
Real Estate	4.2
Utilities	3.4
Materials	2.6
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR PORTFOLIO S&P 500 GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P 500 Growth Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 11.96%, and the Index was 12.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The market environment during the third quarter of 2018 in many ways mimicked what had already transpired throughout much of 2018. In the United States, at least according to conventional definitions, the S&P 500 Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark. In this environment, The Fund returned +9.26% for the Third Quarter, 2018.
US equities exhibited their worst quarterly performance since 2011 during the fourth quarter of 2018. Just about any asset class exuding a hint of credit risk or sensitivity to economic growth suffered during the fourth quarter. A host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled any short-lived rallies and led growth stocks to lag value stocks and the Fund was down –14.70% for the quarter.
In the new year the recovery in stocks took shape amid expectations for easing monetary conditions. A temporary measure to end the US government shutdown and communication that the Fed would be patient in raising interest rates helped the S&P 500 eclipse 2,700 by the end of January. Following January’s surge, US equities continued to make steady progress, with growth outpacing value over the next two quarters. In light of these developments, the Fund had a strong start to 2019 posting a +14.91% return for the First Quarter, 2019.
The steady ascent of risk assets continued in April 2019, as investors embraced optimism about trade policy between the United States and China. Early in the month, global equity markets rose on indications that US and Chinese trade officials had resolved a number of outstanding issues. It did not take long for the all-time highs notched by the S&P 500 Index in April to melt away in May. Trade conflicts and developments between the United States and the rest of the world took center stage, battering equity markets while flattering bonds. June 2019, would prove to stabilize deterioration in the equity markets as trade tensions between the US and China eased. On the earnings front, US equities have continued to perform well, with roughly three-quarters of companies beating analyst earnings expectations. The Fund closed out the reporting period with a return of +4.54% for the Second Quarter, 2019.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corp., Amazon.com, Inc., and Visa, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Micron Technology, Inc., NVIDIA Corp., and Apple, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR Portfolio S&P 500 Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Growth Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Growth Index(2)
ONE YEAR	11.96%	11.91%	12.02%	11.96%	11.91%	12.02%
FIVE YEARS	83.84%	83.74%	84.99%	12.95%	12.94%	13.09%
TEN YEARS	351.48%	350.77%	344.95%	16.27%	16.25%	16.10%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in the performance table represents solely the S&P 500 Growth Index. Index returns in the line graph represents the Fund's prior benchmark indices from June 30, 2008 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through June 30, 2019.
The total expense ratio for SPDR Portfolio S&P 500 Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Microsoft Corp.	7.8%
Amazon.com, Inc.	6.0
Facebook, Inc. Class A	3.6
Alphabet, Inc. Class C	2.5
Alphabet, Inc. Class A	2.5
Visa, Inc. Class A	2.3
Pfizer, Inc.	1.8
Mastercard, Inc. Class A	1.8
Verizon Communications, Inc.	1.8
Cisco Systems, Inc.	1.8
TOTAL	31.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Information Technology	26.4%
	Health Care	17.0
	Communication Services	14.0
	Consumer Discretionary	12.7
	Industrials	8.5
	Financials	5.4
	Consumer Staples	5.4
	Energy	3.3
	Real Estate	3.2
	Materials	2.2
	Utilities	1.8
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 High Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have high dividend yields. The Fund’s benchmark is S&P 500 High Dividend Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 6.82%, and the Index was 6.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Reporting Period began in an environment where broad market concerns were focused on the Fed’s monetary policy and the looming specter of a global trade war. However, markets continued to rise through the 3rd quarter of 2018 as concerns about trade wars dissipated, driven by indications that NAFTA countries would engage successfully in productive negotiation talks. In addition, markets continued to be cautiously optimistic that the Fed would proceed in a prudent manner and avoid over-tightening.
However, the cautious optimism turned to fear as the Fed raised rates in September by 0.25% for the fourth straight quarter, accompanied by Fed Chairman Jerome Powell’s remarks that left markets confused about the Fed’s near term goals and priorities. Markets declined precipitously in the face of this uncertain direction from the Fed, and also as a bilateral trade war between China and the U.S. seemed to ratchet up. December’s additional quarter-point rate hike in the aftermath of these jitters did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing in the final month of the Reporting Period, as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
During the Reporting Period, the value factor underperformed, and because high dividend securities show a large amount of overlap with value securities, high dividend securities also underperformed. As a result, the performance of the Fund and the Index generally underperformed the broader U.S. large cap equity market, as measured by S&P 500 Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Coty, Inc. Class A, Xerox Corp., and QUALCOMM Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Occidental Petroleum Corp., Newell Brands, Inc, and Kraft Heinz Co.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR Portfolio S&P 500 High Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 High Dividend Index	Net Asset Value	Market Value	S&P 500 High Dividend Index
ONE YEAR	6.82%	6.76%	6.81%	6.82%	6.76%	6.81%
SINCE INCEPTION(1)	50.11%	50.07%	50.70%	11.62%	11.61%	11.74%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	For the period October 21, 2015 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/21/15, 10/22/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Portfolio S&P 500 High Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Coty, Inc. Class A	2.3%
QUALCOMM, Inc.	1.8
Xerox Corp.	1.7
Target Corp.	1.4
Edison International	1.4
General Mills, Inc.	1.4
Kinder Morgan, Inc.	1.4
Ford Motor Co.	1.4
Eaton Corp. PLC	1.4
Western Digital Corp.	1.4
TOTAL	15.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Real Estate	21.0%
Consumer Discretionary	14.2
Utilities	12.8
Energy	10.8
Financials	10.0
Information Technology	10.0
Consumer Staples	8.3
Communication Services	4.6
Materials	3.3
Industrials	2.4
Health Care	2.1
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR PORTFOLIO S&P 500 VALUE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 500 Value Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 8.59%, and the Index was 8.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The market environment during the third quarter of 2018 in many ways mimicked what had already transpired throughout much of 2018. In the United States, at least according to conventional definitions, the S&P 500 Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark. In this environment, the Fund returned +5.84% for the Third Quarter, 2018.
US equities exhibited their worst quarterly performance since 2011 during the fourth quarter of 2018. Just about any asset class exuding a hint of credit risk or sensitivity to economic growth suffered during the fourth quarter. A host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled any short-lived rallies and led value stocks into slightly less negative territory than growth stocks and the Fund ended down –12.03% for the quarter.
In the new year the recovery in stocks took shape amid expectations for easing monetary conditions. A temporary measure to end the US government shutdown and communication that the Fed would be patient in raising interest rates helped the S&P 500 eclipse 2,700 by the end of January. Following January’s surge, US equities continued to make steady progress, albeit at a decelerating pace for the balance of the first quarter. Value stocks in general lagged growth in the in the first quarter of 2109, and continued to underperform growth in the second quarter as well. In light of these developments, the Fund had a strong start to 2019 posting a +12.14% return for the First Quarter, 2019.
The steady ascent of risk assets continued in April 2019, as investors embraced optimism about trade policy between the United States and China. Early in the month, global equity markets rose on indications that US and Chinese trade officials had resolved a number of outstanding issues. It did not take long for the all-time highs notched by the S&P 500 Index in April to melt away in May. Trade conflicts and developments between the United States and the rest of the world took center stage, battering equity markets while flattering bonds. June 2019, would prove to stabilize deterioration in the equity markets as trade tensions between the US and China eased. On the earnings front, US equities have continued to perform well, with roughly three-quarters of companies beating analyst earnings expectations. The Fund closed out the reporting period with a return of +4.00% for the Second Quarter, 2019.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple, Inc., Procter & Gamble Co., and Walmart Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Wells Fargo & Co., Schlumberger, Ltd., and Exxon Mobil Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR Portfolio S&P 500 Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Value Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Value Index(2)
ONE YEAR	8.59%	8.53%	8.67%	8.59%	8.53%	8.67%
FIVE YEARS	45.64%	45.64%	46.42%	7.81%	7.81%	7.92%
TEN YEARS	231.63%	231.37%	242.48%	12.74%	12.73%	13.10%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in the performance table represents solely the S&P 500 Value Index. Index returns in the line graph represents the Fund's prior benchmark indices from June 30, 2008 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through June 30, 2019.
The total expense ratio for SPDR Portfolio S&P 500 Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Apple, Inc.	7.6%
JPMorgan Chase & Co.	3.2
Bank of America Corp.	2.3
AT&T, Inc.	2.1
Chevron Corp.	2.1
UnitedHealth Group, Inc.	2.0
Berkshire Hathaway, Inc. Class B	1.9
Wells Fargo & Co.	1.7
Citigroup, Inc.	1.4
Walmart, Inc.	1.4
TOTAL	25.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	22.0%
Information Technology	15.7
Health Care	10.9
Industrials	10.4
Consumer Staples	9.4
Consumer Discretionary	7.3
Energy	7.1
Communication Services	5.7
Utilities	5.0
Materials	3.5
Real Estate	2.8
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	45,935	$ 1,186,042
Boeing Co.	57,117	20,791,159
BWX Technologies, Inc.	9,873	514,383
Curtiss-Wright Corp.	4,119	523,648
General Dynamics Corp.	29,164	5,302,599
HEICO Corp.	4,252	568,960
HEICO Corp. Class A	600	62,022
Hexcel Corp.	8,659	700,340
Huntington Ingalls Industries, Inc.	4,286	963,236
L3 Technologies, Inc.	7,653	1,876,286
L3Harris Technologies, Inc.	12,171	2,301,901
Lockheed Martin Corp.	28,418	10,331,080
Northrop Grumman Corp.	17,292	5,587,218
Raytheon Co.	28,727	4,995,051
Spirit AeroSystems Holdings, Inc. Class A	10,763	875,785
Teledyne Technologies, Inc. (a)	3,456	946,495
Textron, Inc.	23,217	1,231,430
TransDigm Group, Inc. (a)	5,124	2,478,991
United Technologies Corp.	87,061	11,335,342
		72,571,968
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	14,130	1,191,865
Expeditors International of Washington, Inc.	17,754	1,346,818
FedEx Corp.	24,220	3,976,682
United Parcel Service, Inc. Class B	70,813	7,312,859
XPO Logistics, Inc. (a) (b)	11,126	643,194
		14,471,418
AIRLINES — 0.5%
Alaska Air Group, Inc.	13,370	854,477
American Airlines Group, Inc.	44,971	1,466,504
Delta Air Lines, Inc.	68,162	3,868,193
JetBlue Airways Corp. (a)	31,620	584,654
Southwest Airlines Co.	54,809	2,783,201
United Continental Holdings, Inc. (a)	27,549	2,411,915
		11,968,944
AUTO COMPONENTS — 0.1%
Autoliv, Inc. (b)	9,192	648,128
BorgWarner, Inc.	21,494	902,318
Gentex Corp.	27,196	669,293
Lear Corp.	6,570	915,004
		3,134,743
AUTOMOBILES — 0.5%
Ford Motor Co.	401,160	4,103,867
General Motors Co.	130,080	5,011,982
Harley-Davidson, Inc.	16,693	598,110
Tesla, Inc. (a) (b)	12,239	2,734,927
		12,448,886
BANKS — 5.8%
Bank of America Corp.	973,374	28,227,846
Security Description	Shares	Value
BB&T Corp.	77,370	$ 3,801,188
BOK Financial Corp.	2,907	219,420
CIT Group, Inc.	10,205	536,171
Citigroup, Inc.	237,250	16,614,617
Citizens Financial Group, Inc.	44,980	1,590,493
Comerica, Inc.	15,522	1,127,518
Commerce Bancshares, Inc.	11,011	656,916
Cullen/Frost Bankers, Inc.	5,586	523,185
East West Bancorp, Inc.	14,962	699,773
Fifth Third Bancorp	78,082	2,178,488
First Republic Bank	16,917	1,651,945
Huntington Bancshares, Inc.	108,107	1,494,039
JPMorgan Chase & Co.	329,780	36,869,404
KeyCorp	104,537	1,855,532
M&T Bank Corp.	13,117	2,230,808
People's United Financial, Inc.	34,196	573,809
PNC Financial Services Group, Inc.	45,680	6,270,950
Prosperity Bancshares, Inc.	6,714	443,460
Regions Financial Corp.	103,585	1,547,560
Signature Bank	4,791	578,944
SunTrust Banks, Inc.	45,622	2,867,343
SVB Financial Group (a)	5,214	1,171,012
Synovus Financial Corp.	12,382	433,370
US Bancorp	162,054	8,491,630
Webster Financial Corp.	8,930	426,586
Wells Fargo & Co.	460,718	21,801,176
Zions Bancorp NA	19,183	882,034
		145,765,217
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	10,731	594,819
Coca-Cola Co.	431,095	21,951,358
Constellation Brands, Inc. Class A	16,204	3,191,216
Molson Coors Brewing Co. Class B	17,208	963,648
Monster Beverage Corp. (a)	40,476	2,583,583
PepsiCo, Inc.	141,639	18,573,122
		47,857,746
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	148,965	10,832,735
Alexion Pharmaceuticals, Inc. (a)	23,074	3,022,233
Alnylam Pharmaceuticals, Inc. (a)	9,386	681,048
Amgen, Inc.	62,528	11,522,660
Biogen, Inc. (a)	19,808	4,632,497
BioMarin Pharmaceutical, Inc. (a)	17,814	1,525,769
Bluebird Bio, Inc. (a) (b)	5,130	652,536
Celgene Corp. (a)	70,740	6,539,206
Exact Sciences Corp. (a) (b)	12,710	1,500,288
Exelixis, Inc. (a)	29,064	621,098
Gilead Sciences, Inc.	128,797	8,701,525
Incyte Corp. (a)	21,783	1,850,684
Ionis Pharmaceuticals, Inc. (a) (b)	12,961	833,003
Neurocrine Biosciences, Inc. (a)	9,397	793,389
Regeneron Pharmaceuticals, Inc. (a)	8,132	2,545,316
Sage Therapeutics, Inc. (a) (b)	5,044	923,506
Sarepta Therapeutics, Inc. (a) (b)	7,255	1,102,397
Seattle Genetics, Inc. (a) (b)	15,805	1,093,864

See accompanying notes to financial statements.
24

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
United Therapeutics Corp. (a)	4,477	$ 349,475
Vertex Pharmaceuticals, Inc. (a)	25,746	4,721,301
		64,444,530
BUILDING PRODUCTS — 0.1%
AO Smith Corp.	1,422	67,061
Fortune Brands Home & Security, Inc.	14,600	834,098
Lennox International, Inc.	3,622	996,050
Masco Corp.	30,340	1,190,542
Owens Corning	10,725	624,195
		3,711,946
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	5,275	486,038
Ameriprise Financial, Inc.	14,079	2,043,708
Bank of New York Mellon Corp.	95,686	4,224,537
BlackRock, Inc.	15,341	7,199,531
Cboe Global Markets, Inc.	10,881	1,127,598
Charles Schwab Corp.	121,182	4,870,304
CME Group, Inc.	35,983	6,984,660
E*TRADE Financial Corp.	25,355	1,130,833
FactSet Research Systems, Inc. (b)	3,975	1,139,076
Franklin Resources, Inc.	28,247	982,996
Goldman Sachs Group, Inc.	34,557	7,070,362
Intercontinental Exchange, Inc.	55,964	4,809,546
Invesco, Ltd.	40,254	823,597
Lazard, Ltd. Class A	11,796	405,664
LPL Financial Holdings, Inc.	8,626	703,623
MarketAxess Holdings, Inc.	3,453	1,109,863
Moody's Corp.	18,909	3,693,117
Morgan Stanley	130,080	5,698,805
MSCI, Inc.	8,417	2,009,895
Nasdaq, Inc.	12,016	1,155,579
Northern Trust Corp.	21,052	1,894,680
Raymond James Financial, Inc.	12,889	1,089,765
S&P Global, Inc.	24,776	5,643,725
SEI Investments Co.	13,328	747,701
T Rowe Price Group, Inc.	23,980	2,630,846
TD Ameritrade Holding Corp.	51,866	2,589,151
		72,265,200
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	22,093	5,001,192
Albemarle Corp. (b)	10,723	755,006
Axalta Coating Systems, Ltd. (a)	24,441	727,609
Celanese Corp.	13,071	1,409,054
CF Industries Holdings, Inc.	22,894	1,069,379
Chemours Co.	17,156	411,744
Corteva, Inc. (a)	77,840	2,301,729
DuPont de Nemours, Inc.	75,752	5,686,703
Eastman Chemical Co.	14,385	1,119,585
Ecolab, Inc.	28,961	5,718,060
FMC Corp.	13,151	1,090,875
Huntsman Corp.	20,573	420,512
International Flavors & Fragrances, Inc. (b)	10,769	1,562,474
Security Description	Shares	Value
Mosaic Co.	36,173	$ 905,410
PPG Industries, Inc.	24,527	2,862,546
RPM International, Inc.	13,411	819,546
Sherwin-Williams Co.	8,538	3,912,880
Westlake Chemical Corp.	3,095	214,979
		35,989,283
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	8,459	2,007,236
Copart, Inc. (a)	20,126	1,504,217
IAA, Inc. (a)	13,522	524,383
KAR Auction Services, Inc.	13,522	338,050
Republic Services, Inc.	32,511	2,816,753
Rollins, Inc.	15,002	538,122
Stericycle, Inc. (a) (b)	9,374	447,609
Waste Management, Inc.	41,893	4,833,195
		13,009,565
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	5,405	1,403,246
Ciena Corp. (a)	15,520	638,338
Cisco Systems, Inc.	446,066	24,413,192
F5 Networks, Inc. (a)	6,005	874,508
Juniper Networks, Inc.	33,745	898,629
Motorola Solutions, Inc.	16,490	2,749,378
		30,977,291
CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	14,231	479,442
Jacobs Engineering Group, Inc.	14,427	1,217,495
Quanta Services, Inc.	14,546	555,512
		2,252,449
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	6,507	1,497,326
Vulcan Materials Co.	13,174	1,808,922
		3,306,248
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	41,453	1,284,628
American Express Co.	84,523	10,433,519
Capital One Financial Corp.	45,767	4,152,898
Credit Acceptance Corp. (a)	1,361	658,493
Discover Financial Services	32,749	2,540,995
Santander Consumer USA Holdings, Inc.	10,115	242,355
Synchrony Financial	70,910	2,458,450
		21,771,338
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	6,574	817,411
Avery Dennison Corp.	8,617	996,815
Ball Corp.	34,266	2,398,277
Berry Global Group, Inc. (a)	13,217	695,082
Crown Holdings, Inc. (a)	13,186	805,665
International Paper Co.	39,835	1,725,652
Packaging Corp. of America	9,839	937,854

See accompanying notes to financial statements.
25

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Sealed Air Corp.	15,837	$ 677,507
Sonoco Products Co.	9,927	648,630
Westrock Co.	24,803	904,565
		10,607,458
DISTRIBUTORS — 0.1%
Genuine Parts Co.	14,743	1,527,080
LKQ Corp. (a)	32,034	852,425
Pool Corp.	3,874	739,934
		3,119,439
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	5,821	878,214
H&R Block, Inc.	20,970	614,421
Service Corp. International	17,961	840,216
ServiceMaster Global Holdings, Inc. (a)	14,260	742,803
		3,075,654
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc.	23,404	489,144
Berkshire Hathaway, Inc. Class B (a)	13	2,771
Jefferies Financial Group, Inc.	25,127	483,192
Texas Pacific Land Trust	700	550,893
Voya Financial, Inc.	15,187	839,841
		2,365,841
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	739,428	24,778,232
CenturyLink, Inc.	109,615	1,289,072
GCI Liberty, Inc. Class A (a)	9,234	567,522
Verizon Communications, Inc.	419,420	23,961,465
Zayo Group Holdings, Inc. (a)	22,573	742,877
		51,339,168
ELECTRIC UTILITIES — 2.1%
Alliant Energy Corp.	23,302	1,143,662
American Electric Power Co., Inc.	50,148	4,413,526
Duke Energy Corp.	73,771	6,509,553
Edison International	34,096	2,298,411
Entergy Corp.	19,220	1,978,315
Evergy, Inc.	25,960	1,561,494
Eversource Energy	32,153	2,435,911
Exelon Corp.	98,943	4,743,328
FirstEnergy Corp.	53,773	2,302,022
IDACORP, Inc.	4,560	457,961
NextEra Energy, Inc.	48,434	9,922,189
OGE Energy Corp.	19,804	842,858
PG&E Corp. (a)	49,196	1,127,572
Pinnacle West Capital Corp.	10,843	1,020,218
PPL Corp.	73,168	2,268,940
Southern Co.	104,972	5,802,852
Xcel Energy, Inc.	52,019	3,094,610
		51,923,422
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	4,086	$ 563,500
AMETEK, Inc.	23,187	2,106,307
Emerson Electric Co.	61,513	4,104,147
Hubbell, Inc.	4,916	641,047
Rockwell Automation, Inc.	12,320	2,018,386
Sensata Technologies Holding PLC (a)	16,644	815,556
		10,248,943
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	30,722	2,947,469
Arrow Electronics, Inc. (a)	8,892	633,733
Avnet, Inc.	11,070	501,139
CDW Corp.	14,964	1,661,004
Cognex Corp.	17,042	817,675
Corning, Inc.	81,336	2,702,795
FLIR Systems, Inc.	14,008	757,833
IPG Photonics Corp. (a)	3,591	553,912
Keysight Technologies, Inc. (a)	18,979	1,704,504
National Instruments Corp.	11,992	503,544
Trimble, Inc. (a)	25,368	1,144,350
Zebra Technologies Corp. Class A (a)	5,439	1,139,416
		15,067,374
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes a GE Co.	52,084	1,282,829
Halliburton Co.	83,390	1,896,289
Helmerich & Payne, Inc.	10,254	519,057
National Oilwell Varco, Inc.	37,791	840,094
Schlumberger, Ltd.	140,200	5,571,548
		10,109,817
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	75,664	3,571,341
Electronic Arts, Inc. (a)	30,563	3,094,809
Liberty Media Corp.-Liberty Braves Class A (a)	1,008	28,022
Liberty Media Corp.-Liberty Formula One Class A (a)	2,704	96,965
Live Nation Entertainment, Inc. (a)	14,308	947,905
Madison Square Garden Co. Class A (a)	1,826	511,171
Netflix, Inc. (a)	43,253	15,887,692
Take-Two Interactive Software, Inc. (a)	11,602	1,317,175
Viacom, Inc. Class B	1,093	32,648
Walt Disney Co.	182,420	25,473,129
		50,960,857
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Alexandria Real Estate Equities, Inc. REIT	11,745	1,657,102
American Campus Communities, Inc. REIT	14,190	655,010

See accompanying notes to financial statements.
26

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
American Homes 4 Rent Class A REIT	25,534	$ 620,732
American Tower Corp. REIT	44,592	9,116,834
Apartment Investment & Management Co. Class A REIT	14,803	741,926
AvalonBay Communities, Inc. REIT	13,894	2,822,983
Boston Properties, Inc. REIT	15,225	1,964,025
Brixmor Property Group, Inc. REIT	30,848	551,562
Camden Property Trust REIT	9,635	1,005,798
Crown Castle International Corp. REIT	41,784	5,446,544
CubeSmart REIT	19,268	644,322
CyrusOne, Inc. REIT	9,575	552,669
Digital Realty Trust, Inc. REIT	21,100	2,485,369
Douglas Emmett, Inc. REIT	15,782	628,755
Duke Realty Corp. REIT	36,341	1,148,739
EPR Properties REIT	7,460	556,441
Equinix, Inc. REIT	8,428	4,250,156
Equity LifeStyle Properties, Inc. REIT	8,186	993,289
Equity Residential REIT	36,953	2,805,472
Essex Property Trust, Inc. REIT	6,298	1,838,575
Extra Space Storage, Inc. REIT	12,331	1,308,319
Federal Realty Investment Trust REIT	7,605	979,220
Gaming and Leisure Properties, Inc. REIT	20,561	801,468
HCP, Inc. REIT	46,959	1,501,749
Healthcare Trust of America, Inc. Class A REIT	20,799	570,517
Highwoods Properties, Inc. REIT	10,569	436,500
Host Hotels & Resorts, Inc. REIT	73,995	1,348,189
Hudson Pacific Properties, Inc. REIT	15,280	508,366
Invitation Homes, Inc. REIT	29,587	790,860
Iron Mountain, Inc. REIT (b)	27,585	863,410
Kilroy Realty Corp. REIT	10,278	758,619
Kimco Realty Corp. REIT	42,483	785,086
Lamar Advertising Co. Class A REIT	8,839	713,396
Liberty Property Trust REIT	15,167	758,957
Macerich Co. REIT (b)	14,208	475,826
Medical Properties Trust, Inc. REIT	36,416	635,095
Mid-America Apartment Communities, Inc. REIT	11,781	1,387,331
National Retail Properties, Inc. REIT	15,494	821,337
Omega Healthcare Investors, Inc. REIT	19,815	728,201
Park Hotels & Resorts, Inc. REIT	20,435	563,189
Prologis, Inc. REIT	63,842	5,113,744
Public Storage REIT	15,000	3,572,550
Realty Income Corp. REIT	30,907	2,131,656
Regency Centers Corp. REIT	15,447	1,030,933
SBA Communications Corp. REIT (a)	11,263	2,532,373
Simon Property Group, Inc. REIT	30,578	4,885,141
SL Green Realty Corp. REIT	9,233	742,056
STORE Capital Corp. REIT	24,430	810,832
Sun Communities, Inc. REIT	7,549	967,706
Security Description	Shares	Value
UDR, Inc. REIT	27,590	$ 1,238,515
Ventas, Inc. REIT	35,552	2,429,979
VEREIT, Inc.	100,035	901,315
VICI Properties, Inc. REIT (b)	34,627	763,179
Vornado Realty Trust REIT	17,854	1,144,441
Welltower, Inc. REIT	40,187	3,276,446
Weyerhaeuser Co. REIT	77,846	2,050,464
WP Carey, Inc. REIT	16,705	1,356,112
		92,169,380
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	44,499	11,759,306
Kroger Co.	80,943	1,757,273
Sysco Corp.	51,496	3,641,797
US Foods Holding Corp. (a)	21,604	772,559
Walmart, Inc.	143,113	15,812,555
Walgreens Boots Alliance, Inc.	81,426	4,451,559
		38,195,049
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	58,086	2,369,909
Bunge, Ltd.	14,213	791,806
Campbell Soup Co.	17,568	703,950
Conagra Brands, Inc.	51,189	1,357,532
General Mills, Inc.	60,671	3,186,441
Hershey Co.	14,937	2,002,006
Hormel Foods Corp. (b)	28,414	1,151,904
Ingredion, Inc.	7,293	601,600
J.M. Smucker Co.	11,476	1,321,920
Kellogg Co.	34,230	1,833,701
Kraft Heinz Co.	96,173	2,985,210
Lamb Weston Holdings, Inc.	13,798	874,241
McCormick & Co., Inc.	573	88,821
Mondelez International, Inc. Class A	144,898	7,810,002
Post Holdings, Inc. (a)	6,567	682,771
Tyson Foods, Inc. Class A	29,878	2,412,350
		30,174,164
GAS UTILITIES — 0.1%
Atmos Energy Corp.	10,754	1,135,192
National Fuel Gas Co.	7,666	404,382
UGI Corp.	17,673	943,915
		2,483,489
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	176,448	14,839,277
ABIOMED, Inc. (a)	4,554	1,186,271
Align Technology, Inc. (a)	7,313	2,001,568
Baxter International, Inc.	51,409	4,210,397
Becton Dickinson and Co.	27,085	6,825,691
Boston Scientific Corp. (a)	142,007	6,103,461
Cooper Cos., Inc.	4,810	1,620,441
Danaher Corp.	64,139	9,166,746
DENTSPLY SIRONA, Inc.	22,821	1,331,834
DexCom, Inc. (a)	9,227	1,382,574
Edwards Lifesciences Corp. (a)	20,885	3,858,295
Hill-Rom Holdings, Inc.	6,544	684,633

See accompanying notes to financial statements.
27

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Hologic, Inc. (a)	28,397	$ 1,363,624
ICU Medical, Inc. (a)	1,924	484,675
IDEXX Laboratories, Inc. (a)	8,532	2,349,116
Insulet Corp. (a) (b)	6,131	731,919
Intuitive Surgical, Inc. (a)	11,512	6,038,620
Masimo Corp. (a)	4,550	677,131
ResMed, Inc.	14,676	1,790,912
Stryker Corp.	35,529	7,304,052
Teleflex, Inc.	4,569	1,513,024
Varian Medical Systems, Inc. (a)	9,448	1,286,156
West Pharmaceutical Services, Inc.	7,563	946,509
Zimmer Biomet Holdings, Inc.	20,787	2,447,461
		80,144,387
HEALTH CARE PROVIDERS & SERVICES — 2.7%
AmerisourceBergen Corp.	15,860	1,352,224
Anthem, Inc.	26,123	7,372,172
Cardinal Health, Inc.	30,710	1,446,441
Centene Corp. (a)	38,488	2,018,311
Cigna Corp.	38,065	5,997,141
CVS Health Corp.	131,433	7,161,784
DaVita, Inc. (a)	14,840	834,898
Encompass Health Corp.	9,650	611,424
Guardant Health, Inc. (a) (b)	3,942	340,313
HCA Healthcare, Inc.	27,088	3,661,485
Henry Schein, Inc. (a)	15,220	1,063,878
Humana, Inc.	13,870	3,679,711
Laboratory Corp. of America Holdings (a)	10,225	1,767,902
McKesson Corp.	18,568	2,495,353
Molina Healthcare, Inc. (a)	5,921	847,532
Quest Diagnostics, Inc.	13,965	1,421,777
UnitedHealth Group, Inc.	96,904	23,645,545
Universal Health Services, Inc. Class B	494	64,413
WellCare Health Plans, Inc. (a)	5,061	1,442,739
		67,225,043
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	30,463	2,232,938
Veeva Systems, Inc. Class A (a)	12,949	2,099,162
		4,332,100
HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	24,427	880,838
Caesars Entertainment Corp. (a) (b)	55,028	650,431
Chipotle Mexican Grill, Inc. (a)	2,689	1,970,714
Darden Restaurants, Inc.	12,180	1,482,671
Domino's Pizza, Inc.	4,234	1,178,238
Dunkin' Brands Group, Inc.	8,451	673,207
Hilton Worldwide Holdings, Inc.	29,865	2,919,005
Las Vegas Sands Corp.	35,390	2,091,195
Marriott International, Inc. Class A	28,215	3,958,282
McDonald's Corp.	77,722	16,139,751
MGM Resorts International	50,656	1,447,242
Security Description	Shares	Value
Norwegian Cruise Line Holdings, Ltd. (a)	20,590	$ 1,104,242
Planet Fitness, Inc. Class A (a)	8,460	612,842
Royal Caribbean Cruises, Ltd.	16,923	2,051,237
Starbucks Corp.	121,634	10,196,578
Vail Resorts, Inc.	3,897	869,732
Wynn Resorts, Ltd.	9,545	1,183,485
Yum China Holdings, Inc.	35,862	1,656,824
Yum! Brands, Inc.	30,662	3,393,364
		54,459,878
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	35,141	1,515,631
Leggett & Platt, Inc.	13,456	516,307
Lennar Corp. Class A	29,233	1,416,631
Lennar Corp. Class B	1,872	72,091
Mohawk Industries, Inc. (a)	6,066	894,553
Newell Brands, Inc.	40,721	627,918
NVR, Inc. (a)	311	1,048,148
PulteGroup, Inc.	26,412	835,147
Toll Brothers, Inc.	14,050	514,511
Whirlpool Corp.	6,543	931,461
		8,372,398
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	24,268	1,773,020
Clorox Co.	12,439	1,904,535
Colgate-Palmolive Co.	86,472	6,197,448
Kimberly-Clark Corp.	35,245	4,697,454
Procter & Gamble Co.	253,848	27,834,433
		42,406,890
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	70,821	1,186,960
NRG Energy, Inc.	27,737	974,124
Vistra Energy Corp.	41,774	945,763
		3,106,847
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	58,131	10,076,428
Carlisle Cos., Inc.	5,774	810,727
General Electric Co.	878,263	9,221,761
Honeywell International, Inc.	73,712	12,869,378
Roper Technologies, Inc.	10,264	3,759,293
		36,737,587
INSURANCE — 2.2%
Aflac, Inc.	74,436	4,079,837
Alleghany Corp. (a)	1,502	1,023,027
Allstate Corp.	33,397	3,396,141
American Financial Group, Inc.	7,600	778,772
American International Group, Inc.	86,008	4,582,506
Arthur J Gallagher & Co.	17,880	1,566,109
Assurant, Inc.	4,644	494,029
Brown & Brown, Inc.	23,648	792,208
Cincinnati Financial Corp.	15,253	1,581,279
CNA Financial Corp.	27,416	1,290,471

See accompanying notes to financial statements.
28

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Fidelity National Financial, Inc.	26,491	$ 1,067,587
First American Financial Corp.	10,678	573,409
Hartford Financial Services Group, Inc.	36,838	2,052,613
Lincoln National Corp.	20,846	1,343,525
Loews Corp.	27,689	1,513,758
Markel Corp. (a)	1,449	1,578,830
Marsh & McLennan Cos., Inc.	50,858	5,073,086
MetLife, Inc.	81,307	4,038,519
Old Republic International Corp.	27,795	622,052
Principal Financial Group, Inc.	27,953	1,619,038
Progressive Corp.	58,253	4,656,162
Prudential Financial, Inc.	41,329	4,174,229
Reinsurance Group of America, Inc.	6,603	1,030,266
Torchmark Corp.	11,014	985,312
Travelers Cos., Inc.	25,886	3,870,475
Unum Group	22,277	747,393
WR Berkley Corp.	14,405	949,722
		55,480,355
INTERACTIVE MEDIA & SERVICES — 3.3%
Alphabet, Inc. Class A (a)	30,300	32,808,840
Facebook, Inc. Class A (a)	237,817	45,898,681
IAC/InterActiveCorp (a)	7,870	1,711,961
TripAdvisor, Inc. (a)	10,829	501,274
Twitter, Inc. (a)	71,824	2,506,658
Zillow Group, Inc. Class A (a)	4,805	219,877
		83,647,291
INTERNET & DIRECT MARKETING RETAIL — 3.9%
Amazon.com, Inc. (a)	41,689	78,943,541
Booking Holdings, Inc. (a)	4,567	8,561,801
eBay, Inc.	87,289	3,447,915
Etsy, Inc. (a)	12,196	748,468
Expedia Group, Inc.	12,091	1,608,466
GrubHub, Inc. (a) (b)	9,634	751,356
MercadoLibre, Inc. (a)	4,244	2,596,352
Qurate Retail, Inc. (a)	41,488	514,036
Wayfair, Inc. Class A (a) (b)	6,310	921,260
		98,093,195
IT SERVICES — 5.5%
Akamai Technologies, Inc. (a)	16,603	1,330,564
Alliance Data Systems Corp.	5,228	732,600
Amdocs, Ltd.	14,777	917,504
Automatic Data Processing, Inc.	43,975	7,270,387
Black Knight, Inc. (a)	13,908	836,566
Booz Allen Hamilton Holding Corp.	14,242	942,963
Broadridge Financial Solutions, Inc.	11,784	1,504,581
Cognizant Technology Solutions Corp. Class A	57,599	3,651,201
DXC Technology Co.	27,705	1,527,931
EPAM Systems, Inc. (a)	5,244	907,736
Euronet Worldwide, Inc. (a)	4,886	822,021
Fidelity National Information Services, Inc.	32,369	3,971,029
Security Description	Shares	Value
First Data Corp. Class A (a)	53,381	$ 1,445,024
Fiserv, Inc. (a) (b)	39,260	3,578,942
FleetCor Technologies, Inc. (a)	8,534	2,396,774
Gartner, Inc. (a)	9,075	1,460,530
Global Payments, Inc.	15,713	2,516,123
GoDaddy, Inc. Class A (a)	17,082	1,198,302
International Business Machines Corp.	90,335	12,457,196
Jack Henry & Associates, Inc.	7,655	1,025,158
Leidos Holdings, Inc.	14,453	1,154,072
Mastercard, Inc. Class A	91,678	24,251,581
Okta, Inc. (a)	10,284	1,270,177
Paychex, Inc.	33,008	2,716,228
PayPal Holdings, Inc. (a)	113,032	12,937,643
Sabre Corp.	25,188	559,174
Square, Inc. Class A (a)	32,987	2,392,547
Total System Services, Inc.	18,112	2,323,226
Twilio, Inc. Class A (a) (b)	9,734	1,327,231
VeriSign, Inc. (a)	12,236	2,559,282
Visa, Inc. Class A (b)	177,724	30,844,000
Western Union Co. (b)	45,122	897,477
WEX, Inc. (a)	4,395	914,599
Worldpay, Inc. Class A (a)	29,990	3,675,274
		138,315,643
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	11,880	1,255,478
Polaris Industries, Inc.	5,826	531,506
		1,786,984
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	32,566	2,431,703
Bio-Rad Laboratories, Inc. Class A (a)	138	43,137
Bio-Techne Corp.	3,773	786,633
Bruker Corp.	10,384	518,681
Charles River Laboratories International, Inc. (a)	4,450	631,455
Illumina, Inc. (a)	14,800	5,448,620
IQVIA Holdings, Inc. (a)	17,110	2,752,999
Mettler-Toledo International, Inc. (a)	2,524	2,120,160
PerkinElmer, Inc.	11,137	1,072,938
PRA Health Sciences, Inc. (a)	5,886	583,597
Thermo Fisher Scientific, Inc.	40,235	11,816,215
Waters Corp. (a)	7,070	1,521,747
		29,727,885
MACHINERY — 1.8%
AGCO Corp.	6,658	516,461
Allison Transmission Holdings, Inc.	12,883	597,127
Caterpillar, Inc.	58,101	7,918,585
Crane Co.	4,607	384,408
Cummins, Inc.	15,505	2,656,627
Deere & Co.	31,954	5,295,097
Donaldson Co., Inc.	12,563	638,954
Dover Corp.	14,818	1,484,763

See accompanying notes to financial statements.
29

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Flowserve Corp.	13,469	$ 709,682
Fortive Corp.	30,434	2,480,980
Gardner Denver Holdings, Inc. (a)	9,826	339,980
Graco, Inc.	16,993	852,709
IDEX Corp.	7,626	1,312,740
Illinois Tool Works, Inc.	32,869	4,956,974
Lincoln Electric Holdings, Inc.	6,008	494,578
Middleby Corp. (a)	5,539	751,642
Nordson Corp.	4,906	693,267
Oshkosh Corp.	7,226	603,299
PACCAR, Inc.	34,954	2,504,804
Parker-Hannifin Corp.	13,263	2,254,843
Snap-on, Inc.	5,618	930,565
Stanley Black & Decker, Inc.	15,620	2,258,808
Toro Co.	10,644	712,083
WABCO Holdings, Inc. (a)	5,214	691,376
Wabtec Corp. (b)	17,017	1,221,140
Woodward, Inc.	5,518	624,417
Xylem, Inc.	18,459	1,543,911
		45,429,820
MEDIA — 0.5%
CBS Corp. Class B	911	45,459
Charter Communications, Inc. Class A (a)	16,382	6,473,839
Comcast Corp. Class A	27,678	1,170,226
Discovery, Inc. Class A (a)	13,492	414,204
DISH Network Corp. Class A (a)	21,426	822,973
Interpublic Group of Cos., Inc.	39,743	897,794
Liberty Broadband Corp. Class A (a)	2,676	275,200
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,371	392,127
News Corp. Class B	11,211	156,506
Omnicom Group, Inc.	21,624	1,772,087
Sirius XM Holdings, Inc. (b)	143,149	798,771
		13,219,186
METALS & MINING — 0.3%
Alcoa Corp. (a)	18,291	428,192
Freeport-McMoRan, Inc.	146,334	1,698,938
Newmont Goldcorp Corp.	53,973	2,076,341
Nucor Corp.	31,453	1,733,060
Reliance Steel & Aluminum Co.	6,743	638,023
Royal Gold, Inc.	6,601	676,537
Steel Dynamics, Inc.	22,141	668,658
		7,919,749
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	49,834	838,208
Annaly Capital Management, Inc. REIT	146,261	1,335,363
New Residential Investment Corp. REIT	46,100	709,479
Starwood Property Trust, Inc. REIT	25,643	582,609
		3,465,659
Security Description	Shares	Value
MULTI-UTILITIES — 1.1%
Ameren Corp.	24,001	$ 1,802,715
CenterPoint Energy, Inc.	46,774	1,339,140
CMS Energy Corp.	28,009	1,622,001
Consolidated Edison, Inc.	33,829	2,966,127
Dominion Energy, Inc.	80,843	6,250,781
DTE Energy Co.	18,506	2,366,547
MDU Resources Group, Inc.	18,808	485,246
NiSource, Inc.	33,691	970,301
Public Service Enterprise Group, Inc.	51,175	3,010,113
Sempra Energy	27,552	3,786,747
WEC Energy Group, Inc.	30,965	2,581,552
		27,181,270
MULTILINE RETAIL — 0.5%
Dollar General Corp.	26,087	3,525,919
Dollar Tree, Inc. (a)	23,682	2,543,210
Kohl's Corp.	16,832	800,362
Macy's, Inc.	31,834	683,158
Nordstrom, Inc. (b)	10,425	332,140
Ollie's Bargain Outlet Holdings, Inc. (a)	4,886	425,619
Target Corp.	51,318	4,444,652
		12,755,060
OIL, GAS & CONSUMABLE FUELS — 4.7%
Anadarko Petroleum Corp.	49,539	3,495,472
Apache Corp.	38,963	1,128,758
Cabot Oil & Gas Corp.	37,474	860,403
Cheniere Energy, Inc. (a)	26,531	1,816,047
Chevron Corp.	192,947	24,010,325
Cimarex Energy Co.	9,662	573,246
Concho Resources, Inc.	19,026	1,963,103
ConocoPhillips	114,470	6,982,670
Devon Energy Corp.	44,218	1,261,097
Diamondback Energy, Inc.	16,543	1,802,691
EOG Resources, Inc.	58,301	5,431,321
EQT Corp.	25,289	399,819
Exxon Mobil Corp.	429,472	32,910,439
Hess Corp.	27,619	1,755,740
HollyFrontier Corp.	17,666	817,582
Kinder Morgan, Inc.	197,399	4,121,691
Marathon Oil Corp.	84,755	1,204,369
Marathon Petroleum Corp.	67,996	3,799,616
Murphy Oil Corp. (b)	16,091	396,643
Noble Energy, Inc.	49,253	1,103,267
Occidental Petroleum Corp.	75,218	3,781,961
ONEOK, Inc.	40,778	2,805,934
Parsley Energy, Inc. Class A (a)	24,597	467,589
Phillips 66	44,774	4,188,160
Pioneer Natural Resources Co.	16,775	2,581,002
Targa Resources Corp.	22,160	870,002
Valero Energy Corp.	41,362	3,541,001
Williams Cos., Inc.	122,565	3,436,723
WPX Energy, Inc. (a)	42,322	487,126
		117,993,797

See accompanying notes to financial statements.
30

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	48,942	$ 655,823
Estee Lauder Cos., Inc. Class A	21,768	3,985,938
		4,641,761
PHARMACEUTICALS — 4.3%
Bristol-Myers Squibb Co.	164,807	7,473,997
Catalent, Inc. (a)	13,310	721,535
Eli Lilly & Co.	93,020	10,305,686
Johnson & Johnson	269,565	37,545,013
Merck & Co., Inc.	261,975	21,966,604
Mylan NV (a)	49,388	940,348
Nektar Therapeutics (a)	18,537	659,547
Pfizer, Inc.	563,059	24,391,716
Zoetis, Inc.	47,660	5,408,933
		109,413,379
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	3,650	2,022,319
Equifax, Inc.	12,163	1,644,924
ManpowerGroup, Inc.	6,122	591,385
Nielsen Holdings PLC	37,829	854,935
Robert Half International, Inc.	11,992	683,664
TransUnion	19,195	1,411,025
Verisk Analytics, Inc.	16,812	2,462,286
		9,670,538
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	34,347	1,762,001
Howard Hughes Corp. (a)	4,407	545,763
Jones Lang LaSalle, Inc.	4,571	643,094
		2,950,858
ROAD & RAIL — 1.1%
AMERCO	552	208,960
CSX Corp.	81,942	6,339,852
Genesee & Wyoming, Inc. Class A (a)	5,741	574,100
JB Hunt Transport Services, Inc.	8,491	776,162
Kansas City Southern	10,402	1,267,172
Knight-Swift Transportation Holdings, Inc. (b)	12,870	422,651
Norfolk Southern Corp.	26,939	5,369,751
Old Dominion Freight Line, Inc.	7,496	1,118,853
Union Pacific Corp.	73,239	12,385,447
		28,462,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc. (a)	102,924	3,125,802
Analog Devices, Inc.	36,988	4,174,836
Applied Materials, Inc.	95,358	4,282,528
Broadcom, Inc.	39,066	11,245,539
Cree, Inc. (a)	10,384	583,373
Cypress Semiconductor Corp.	34,688	771,461
First Solar, Inc. (a)	7,540	495,227
Intel Corp.	456,604	21,857,634
Security Description	Shares	Value
KLA-Tencor Corp.	16,142	$ 1,907,984
Lam Research Corp.	15,617	2,933,497
Maxim Integrated Products, Inc.	28,037	1,677,173
Mellanox Technologies, Ltd. (a)	5,036	557,334
Microchip Technology, Inc. (b)	24,120	2,091,204
Micron Technology, Inc. (a)	111,289	4,294,643
Monolithic Power Systems, Inc.	4,036	548,008
NVIDIA Corp.	56,052	9,205,420
ON Semiconductor Corp. (a)	41,802	844,818
Qorvo, Inc. (a)	12,404	826,230
QUALCOMM, Inc.	122,760	9,338,353
Skyworks Solutions, Inc.	17,985	1,389,701
Teradyne, Inc.	17,889	857,062
Texas Instruments, Inc.	95,031	10,905,758
Universal Display Corp.	4,354	818,813
Xilinx, Inc.	26,202	3,089,740
		97,822,138
SOFTWARE — 7.6%
Adobe, Inc. (a)	49,340	14,538,031
ANSYS, Inc. (a)	8,586	1,758,585
Aspen Technology, Inc. (a)	7,190	893,573
Autodesk, Inc. (a)	22,077	3,596,343
Cadence Design Systems, Inc. (a)	28,893	2,045,913
CDK Global, Inc.	12,810	633,326
Ceridian HCM Holding, Inc. (a) (b)	5,136	257,827
Citrix Systems, Inc.	13,379	1,313,015
DocuSign, Inc. (a)	8,534	424,225
Elastic NV (a) (b)	3,024	225,772
Fair Isaac Corp. (a)	2,724	855,390
Fortinet, Inc. (a)	14,858	1,141,540
Guidewire Software, Inc. (a)	8,335	845,002
HubSpot, Inc. (a)	3,886	662,641
Intuit, Inc.	25,151	6,572,711
Microsoft Corp.	764,574	102,422,333
Nuance Communications, Inc. (a)	29,284	467,665
Nutanix, Inc. Class A (a)	12,353	320,437
Oracle Corp.	236,878	13,494,940
Palo Alto Networks, Inc. (a)	9,548	1,945,500
Paycom Software, Inc. (a) (b)	4,944	1,120,904
Proofpoint, Inc. (a)	4,644	558,441
PTC, Inc. (a)	11,071	993,733
RealPage, Inc. (a)	7,910	465,504
Red Hat, Inc. (a)	18,170	3,411,599
RingCentral, Inc. Class A (a)	7,010	805,589
salesforce.com, Inc. (a)	74,687	11,332,259
ServiceNow, Inc. (a)	17,940	4,925,786
Splunk, Inc. (a)	15,346	1,929,760
SS&C Technologies Holdings, Inc.	21,310	1,227,669
Symantec Corp.	64,189	1,396,753
Synopsys, Inc. (a)	15,348	1,975,134
Tableau Software, Inc. Class A (a)	7,154	1,187,707
Trade Desk, Inc. Class A (a) (b)	3,524	802,697
Tyler Technologies, Inc. (a)	3,848	831,245
VMware, Inc. Class A	7,429	1,242,203
Workday, Inc. Class A (a)	15,886	3,265,844

See accompanying notes to financial statements.
31

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Zendesk, Inc. (a)	10,884	$ 969,003
Zscaler, Inc. (a) (b)	6,360	487,430
		193,344,029
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	7,424	1,144,335
AutoZone, Inc. (a)	2,435	2,677,209
Best Buy Co., Inc.	23,758	1,656,645
Burlington Stores, Inc. (a)	6,765	1,151,065
CarMax, Inc. (a) (b)	17,350	1,506,501
Five Below, Inc. (a)	5,086	610,422
Foot Locker, Inc.	11,518	482,835
Gap, Inc.	23,990	431,100
Home Depot, Inc.	112,031	23,299,087
L Brands, Inc.	23,236	606,460
Lowe's Cos., Inc.	80,832	8,156,757
O'Reilly Automotive, Inc. (a)	7,617	2,813,110
Ross Stores, Inc.	36,223	3,590,424
Tiffany & Co. (b)	12,486	1,169,189
TJX Cos., Inc.	125,919	6,658,597
Tractor Supply Co.	12,134	1,320,179
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,501	1,908,242
		59,182,157
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
Apple, Inc.	477,357	94,478,497
Dell Technologies, Inc. Class C (a)	16,043	814,984
Hewlett Packard Enterprise Co.	142,049	2,123,633
HP, Inc.	154,038	3,202,450
NetApp, Inc.	25,594	1,579,150
Western Digital Corp.	29,384	1,397,209
Xerox Corp.	22,773	806,392
		104,402,315
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Columbia Sportswear Co.	2,896	290,064
Hanesbrands, Inc. (b)	35,351	608,744
Kontoor Brands, Inc. (a)	5,767	161,591
Lululemon Athletica, Inc. (a)	11,128	2,005,377
NIKE, Inc. Class B	126,108	10,586,767
PVH Corp.	7,738	732,324
Ralph Lauren Corp.	5,392	612,477
Tapestry, Inc.	28,534	905,384
Under Armour, Inc. Class A (a) (b)	17,711	448,974
VF Corp.	39,583	3,457,575
		19,809,277
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
New York Community Bancorp, Inc. (b)	46,863	467,693
TOBACCO — 0.8%
Altria Group, Inc.	190,080	9,000,288
Security Description	Shares	Value
Philip Morris International, Inc.	157,726	$ 12,386,223
		21,386,511
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	58,998	1,922,745
HD Supply Holdings, Inc. (a)	17,705	713,157
United Rentals, Inc. (a)	8,143	1,080,006
W.W. Grainger, Inc.	4,641	1,244,856
Watsco, Inc.	3,042	497,458
		5,458,222
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	17,182	1,993,112
Aqua America, Inc.	17,178	710,654
		2,703,766
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	31,252	2,317,023
TOTAL COMMON STOCKS (Cost $2,426,114,707)		2,521,620,466
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	4,064,633	4,064,633
State Street Navigator Securities Lending Portfolio III (f) (g)	2,442,518	2,442,518
TOTAL SHORT-TERM INVESTMENTS (Cost $6,507,151)		6,507,151
TOTAL INVESTMENTS — 100.0% (Cost $2,432,621,858)		2,528,127,617
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(166,340)
NET ASSETS — 100.0%		$ 2,527,961,277
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
32

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	28	09/20/2019	$4,053,126	$4,121,880	$68,754
E-Mini Russell 1000 Index (long)	4	09/20/2019	320,293	326,080	5,787
Total unrealized appreciation/depreciation on open futures contracts purchased					$74,541
During the period ended June 30, 2019, average notional value related to futures contracts was $3,622,978  or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,521,620,466	$—	$—	$2,521,620,466
Short-Term Investments	6,507,151	—	—	6,507,151
TOTAL INVESTMENTS	$2,528,127,617	$—	$—	$2,528,127,617
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	74,541	—	—	74,541
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 74,541	$—	$—	$ 74,541
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,528,202,158	$—	$—	$2,528,202,158
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	21,076	$1,961,965	$ 1,343,145	$ 2,738,348	$(718,959)	$152,197	—	$ —	$ 25,258
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,179,012	1,179,012	84,905,184	82,019,563	—	—	4,064,633	4,064,633	84,879
State Street Navigator Securities Lending Government Money Market Portfolio	2,118,347	2,118,347	17,306,285	19,424,632	—	—	—	—	42,144
State Street Navigator Securities Lending Portfolio III	—	—	8,297,137	5,854,619	—	—	2,442,518	2,442,518	2,706
Total		$5,259,324	$111,851,751	$110,037,162	$(718,959)	$152,197		$6,507,151	$154,987
See accompanying notes to financial statements.
33

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	21,410	$ 787,674
Aerojet Rocketdyne Holdings, Inc. (a)	47,357	2,120,173
Aerovironment, Inc. (a)	13,750	780,587
Axon Enterprise, Inc. (a) (b)	38,276	2,457,702
Cubic Corp.	18,996	1,224,862
Curtiss-Wright Corp.	27,887	3,545,274
Mercury Systems, Inc. (a)	35,613	2,505,375
Moog, Inc. Class A	21,079	1,973,205
National Presto Industries, Inc. (b)	3,058	285,281
Teledyne Technologies, Inc. (a)	23,440	6,419,513
Triumph Group, Inc.	32,030	733,487
		22,833,133
AIR FREIGHT & LOGISTICS — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	16,849	752,139
Echo Global Logistics, Inc. (a)	18,058	376,871
Forward Air Corp.	19,027	1,125,447
Hub Group, Inc. Class A (a)	22,376	939,345
XPO Logistics, Inc. (a) (b)	60,167	3,478,254
		6,672,056
AIRLINES — 0.5%
Allegiant Travel Co.	8,446	1,212,001
Hawaiian Holdings, Inc. (b)	31,360	860,205
JetBlue Airways Corp. (a)	194,078	3,588,502
SkyWest, Inc.	33,380	2,025,165
		7,685,873
AUTO COMPONENTS — 1.4%
Adient PLC	56,857	1,379,919
American Axle & Manufacturing Holdings, Inc. (a)	73,648	939,749
Cooper Tire & Rubber Co.	32,870	1,037,049
Cooper-Standard Holdings, Inc. (a)	10,756	492,840
Dana, Inc.	93,209	1,858,587
Delphi Technologies PLC	58,135	1,162,700
Dorman Products, Inc. (a)	18,955	1,651,739
Fox Factory Holding Corp. (a)	24,698	2,037,832
Garrett Motion, Inc. (a) (b)	48,586	745,795
Gentex Corp.	164,926	4,058,829
Gentherm, Inc. (a)	22,109	924,819
Goodyear Tire & Rubber Co.	150,740	2,306,322
LCI Industries	16,117	1,450,530
Motorcar Parts of America, Inc. (a)	12,435	266,233
Standard Motor Products, Inc.	13,469	610,684
Superior Industries International, Inc.	15,245	52,748
Visteon Corp. (a) (b)	18,520	1,084,902
		22,061,277
AUTOMOBILES — 0.2%
Thor Industries, Inc.	34,242	2,001,445
Security Description	Shares	Value
Winnebago Industries, Inc. (b)	19,140	$ 739,761
		2,741,206
BANKS — 7.7%
Ameris Bancorp	25,734	1,008,516
Associated Banc-Corp.	106,759	2,256,885
Banc of California, Inc.	28,170	393,535
BancorpSouth Bank	59,052	1,714,870
Bank of Hawaii Corp.	26,834	2,224,807
Bank OZK	79,126	2,380,901
Banner Corp.	20,511	1,110,671
Berkshire Hills Bancorp, Inc.	27,467	862,189
Boston Private Financial Holdings, Inc.	55,567	670,694
Brookline Bancorp, Inc.	52,306	804,466
Cathay General Bancorp	49,707	1,784,978
Central Pacific Financial Corp.	19,448	582,662
Chemical Financial Corp.	46,440	1,909,148
City Holding Co.	11,095	846,105
Columbia Banking System, Inc.	47,455	1,716,922
Commerce Bancshares, Inc.	64,390	3,841,507
Community Bank System, Inc.	33,755	2,222,429
Cullen/Frost Bankers, Inc.	40,691	3,811,119
Customers Bancorp, Inc. (a)	19,532	410,172
CVB Financial Corp.	66,431	1,397,044
Eagle Bancorp, Inc.	20,442	1,106,526
East West Bancorp, Inc.	94,370	4,413,685
Fidelity Southern Corp.	14,312	443,243
First BanCorp	142,237	1,570,297
First Commonwealth Financial Corp.	65,506	882,366
First Financial Bancorp	64,507	1,562,360
First Financial Bankshares, Inc. (b)	89,208	2,746,714
First Horizon National Corp.	206,915	3,089,241
First Midwest Bancorp, Inc.	70,713	1,447,495
FNB Corp.	211,200	2,485,824
Franklin Financial Network, Inc.	7,683	214,048
Fulton Financial Corp.	110,479	1,808,541
Glacier Bancorp, Inc.	55,020	2,231,061
Great Western Bancorp, Inc.	36,813	1,314,960
Hancock Whitney Corp.	56,483	2,262,709
Hanmi Financial Corp.	20,924	465,978
Heritage Financial Corp.	22,447	663,084
Home BancShares, Inc.	100,890	1,943,141
Hope Bancorp, Inc.	78,271	1,078,574
Independent Bank Corp. (Massachusetts)	22,401	1,705,836
International Bancshares Corp.	35,231	1,328,561
LegacyTexas Financial Group, Inc.	29,139	1,186,249
National Bank Holdings Corp. Class A	16,826	610,784
NBT Bancorp, Inc.	28,885	1,083,476
OFG Bancorp	28,851	685,788
Old National Bancorp	97,906	1,624,261
Opus Bank	14,811	312,660
Pacific Premier Bancorp, Inc.	28,909	892,710
PacWest Bancorp	76,506	2,970,728

See accompanying notes to financial statements.
34

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Pinnacle Financial Partners, Inc.	47,380	$ 2,723,402
Preferred Bank	9,151	432,385
Prosperity Bancshares, Inc.	43,611	2,880,507
S&T Bancorp, Inc.	22,471	842,213
Seacoast Banking Corp. of Florida (a)	33,893	862,238
ServisFirst Bancshares, Inc. (b)	29,953	1,026,190
Signature Bank	35,568	4,298,037
Simmons First National Corp. Class A	60,503	1,407,300
Southside Bancshares, Inc.	20,566	665,927
Sterling Bancorp	134,764	2,867,778
Synovus Financial Corp.	101,535	3,553,725
TCF Financial Corp.	106,611	2,216,443
Texas Capital Bancshares, Inc. (a)	33,024	2,026,683
Tompkins Financial Corp.	8,099	660,878
Triumph Bancorp, Inc. (a)	16,171	469,768
Trustmark Corp.	42,721	1,420,473
UMB Financial Corp.	28,770	1,893,641
Umpqua Holdings Corp.	144,186	2,392,046
United Bankshares, Inc.	66,459	2,464,964
United Community Banks, Inc.	52,148	1,489,347
Valley National Bancorp	217,123	2,340,586
Veritex Holdings, Inc.	29,953	777,280
Webster Financial Corp.	60,457	2,888,031
Westamerica Bancorporation	17,532	1,080,147
Wintrust Financial Corp.	37,027	2,708,895
		122,469,404
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	5,694	2,150,965
Coca-Cola Consolidated, Inc.	2,986	893,561
MGP Ingredients, Inc. (b)	8,462	561,115
		3,605,641
BIOTECHNOLOGY — 1.4%
Acorda Therapeutics, Inc. (a)	25,807	197,940
AMAG Pharmaceuticals, Inc. (a) (b)	22,906	228,831
Anika Therapeutics, Inc. (a)	8,921	362,371
Arrowhead Pharmaceuticals, Inc. (a) (b)	61,639	1,633,433
Cytokinetics, Inc. (a)	33,876	381,105
Eagle Pharmaceuticals, Inc. (a) (b)	6,324	352,120
Emergent BioSolutions, Inc. (a)	28,990	1,400,507
Enanta Pharmaceuticals, Inc. (a)	10,475	883,880
Exelixis, Inc. (a)	196,991	4,209,698
Ligand Pharmaceuticals, Inc. (a) (b)	12,501	1,426,989
Medicines Co. (a) (b)	42,893	1,564,308
Momenta Pharmaceuticals, Inc. (a)	63,187	786,678
Myriad Genetics, Inc. (a)	47,719	1,325,634
Progenics Pharmaceuticals, Inc. (a) (b)	52,817	325,881
REGENXBIO, Inc. (a) (b)	20,115	1,033,308
Repligen Corp. (a) (b)	26,964	2,317,556
Security Description	Shares	Value
Spectrum Pharmaceuticals, Inc. (a)	70,041	$ 603,053
United Therapeutics Corp. (a)	28,495	2,224,320
Vanda Pharmaceuticals, Inc. (a)	34,316	483,512
		21,741,124
BUILDING PRODUCTS — 1.3%
AAON, Inc.	26,614	1,335,490
American Woodmark Corp. (a)	9,811	830,207
Apogee Enterprises, Inc.	17,714	769,496
Gibraltar Industries, Inc. (a)	21,049	849,538
Griffon Corp.	21,983	371,952
Insteel Industries, Inc.	11,918	248,133
Lennox International, Inc.	22,818	6,274,950
Patrick Industries, Inc. (a)	14,585	717,436
PGT Innovations, Inc. (a)	37,801	632,033
Quanex Building Products Corp.	20,846	393,781
Resideo Technologies, Inc. (a)	80,856	1,772,363
Simpson Manufacturing Co., Inc.	26,269	1,745,838
Trex Co., Inc. (a) (b)	36,883	2,644,511
Universal Forest Products, Inc.	39,578	1,506,339
		20,092,067
CAPITAL MARKETS — 2.1%
Blucora, Inc. (a)	31,189	947,210
Donnelley Financial Solutions, Inc. (a)	23,241	310,035
Eaton Vance Corp.	73,437	3,167,338
Evercore, Inc. Class A	26,876	2,380,407
FactSet Research Systems, Inc. (b)	24,795	7,105,255
Federated Investors, Inc. Class B	63,186	2,053,545
Greenhill & Co., Inc. (b)	12,258	166,586
Interactive Brokers Group, Inc. Class A	48,287	2,617,155
INTL. FCStone, Inc. (a)	10,346	409,598
Janus Henderson Group PLC	107,367	2,297,654
Legg Mason, Inc.	56,416	2,159,604
Piper Jaffray Cos.	9,589	712,175
SEI Investments Co.	82,756	4,642,612
Stifel Financial Corp.	45,454	2,684,513
Virtus Investment Partners, Inc.	4,532	486,737
Waddell & Reed Financial, Inc. Class A (b)	49,655	827,749
WisdomTree Investments, Inc.	76,628	472,795
		33,440,968
CHEMICALS — 2.7%
AdvanSix, Inc. (a)	18,882	461,287
American Vanguard Corp.	17,275	266,208
Ashland Global Holdings, Inc.	40,736	3,257,658
Balchem Corp.	21,164	2,115,765
Cabot Corp.	37,326	1,780,823
Chemours Co.	105,314	2,527,536
Ferro Corp. (a)	54,088	854,590
FutureFuel Corp.	16,695	195,165
Hawkins, Inc.	6,231	270,488
HB Fuller Co.	33,387	1,549,157
Ingevity Corp. (a)	27,064	2,846,321

See accompanying notes to financial statements.
35

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Innophos Holdings, Inc.	13,156	$ 382,971
Innospec, Inc.	15,793	1,440,953
Koppers Holdings, Inc. (a)	13,818	405,696
Kraton Corp. (a)	21,119	656,167
Livent Corp. (a) (b)	95,165	658,542
LSB Industries, Inc. (a) (b)	9,985	38,942
Minerals Technologies, Inc.	22,799	1,219,974
NewMarket Corp.	5,701	2,285,759
Olin Corp. (b)	108,042	2,367,200
PolyOne Corp.	50,604	1,588,460
Quaker Chemical Corp.	8,685	1,762,013
Rayonier Advanced Materials, Inc. (b)	32,037	207,920
RPM International, Inc.	84,680	5,174,795
Scotts Miracle-Gro Co. (b)	25,763	2,537,656
Sensient Technologies Corp.	27,745	2,038,703
Stepan Co.	13,236	1,216,521
Tredegar Corp.	17,054	283,437
Valvoline, Inc.	120,806	2,359,341
		42,750,048
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	43,528	1,741,120
Brady Corp. Class A	32,136	1,584,948
Brink's Co.	32,586	2,645,332
Clean Harbors, Inc. (a)	31,894	2,267,663
Deluxe Corp.	28,402	1,154,825
Healthcare Services Group, Inc. (b)	48,613	1,473,946
Herman Miller, Inc.	38,279	1,711,071
HNI Corp.	28,234	998,919
Interface, Inc.	39,638	607,651
LSC Communications, Inc.	20,820	76,409
Matthews International Corp. Class A	21,276	741,469
Mobile Mini, Inc.	29,485	897,229
MSA Safety, Inc.	23,114	2,435,984
Multi-Color Corp.	9,189	459,174
Pitney Bowes, Inc. (b)	123,553	528,807
RR Donnelley & Sons Co.	40,894	80,561
Stericycle, Inc. (a) (b)	55,530	2,651,558
Team, Inc. (a)	19,767	302,830
Tetra Tech, Inc.	35,300	2,772,815
UniFirst Corp.	10,057	1,896,449
US Ecology, Inc.	14,611	869,939
Viad Corp.	13,464	891,855
		28,790,554
COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	31,595	481,824
Applied Optoelectronics, Inc. (a) (b)	12,613	129,662
CalAmp Corp. (a)	23,166	270,579
Ciena Corp. (a)	92,356	3,798,602
Comtech Telecommunications Corp.	15,532	436,604
Digi International, Inc. (a)	17,682	224,208
Security Description	Shares	Value
Extreme Networks, Inc. (a)	78,717	$ 509,299
Finisar Corp. (a)	71,634	1,638,269
Harmonic, Inc. (a)	55,165	306,166
InterDigital, Inc.	20,112	1,295,213
Lumentum Holdings, Inc. (a)	49,853	2,662,649
NETGEAR, Inc. (a)	20,961	530,104
NetScout Systems, Inc. (a)	46,380	1,177,588
Plantronics, Inc.	21,299	788,915
ViaSat, Inc. (a)	37,229	3,008,848
Viavi Solutions, Inc. (a)	147,709	1,963,052
		19,221,582
CONSTRUCTION & ENGINEERING — 1.3%
AECOM (a)	102,656	3,885,530
Aegion Corp. (a)	21,419	394,110
Arcosa, Inc.	32,051	1,206,079
Comfort Systems USA, Inc.	24,022	1,224,882
Dycom Industries, Inc. (a)	20,627	1,214,311
EMCOR Group, Inc.	36,426	3,209,131
Fluor Corp.	90,295	3,042,038
Granite Construction, Inc.	30,337	1,461,637
MasTec, Inc. (a) (b)	40,046	2,063,570
MYR Group, Inc. (a)	10,767	402,147
Valmont Industries, Inc.	14,455	1,833,039
		19,936,474
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	28,379	2,630,733
US Concrete, Inc. (a) (b)	10,036	498,689
		3,129,422
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a) (b)	16,250	550,387
Enova International, Inc. (a)	22,637	521,783
EZCORP, Inc. Class A (a) (b)	33,789	319,982
FirstCash, Inc.	27,749	2,775,455
Green Dot Corp. Class A (a)	31,514	1,541,035
Navient Corp.	136,154	1,858,502
PRA Group, Inc. (a)	29,993	844,003
SLM Corp.	284,074	2,761,199
World Acceptance Corp. (a)	4,138	679,087
		11,851,433
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	40,958	5,092,718
Greif, Inc. Class A	17,269	562,106
Myers Industries, Inc.	22,246	428,680
Owens-Illinois, Inc.	99,885	1,725,014
Silgan Holdings, Inc.	51,098	1,563,599
Sonoco Products Co.	64,531	4,216,455
		13,588,572
DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	30,299	1,203,476
Pool Corp.	25,727	4,913,857
		6,117,333

See accompanying notes to financial statements.
36

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	36,089	$ 1,625,810
American Public Education, Inc. (a)	10,757	318,192
Career Education Corp. (a)	46,539	887,499
Graham Holdings Co. Class B	2,843	1,961,755
Regis Corp. (a)	20,665	343,039
Service Corp. International	118,271	5,532,717
Sotheby's (a) (b)	21,181	1,231,252
Strategic Education, Inc.	14,303	2,545,934
Weight Watchers International, Inc. (a) (b)	24,524	468,408
		14,914,606
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	7,042	406,535
Cincinnati Bell, Inc. (a)	34,112	168,854
Cogent Communications Holdings, Inc.	27,462	1,630,144
Consolidated Communications Holdings, Inc. (b)	43,931	216,580
Frontier Communications Corp. (a) (b)	69,253	121,193
Iridium Communications, Inc. (a) (b)	61,474	1,429,885
Vonage Holdings Corp. (a)	142,929	1,619,386
		5,592,577
ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	33,885	2,819,571
El Paso Electric Co.	26,280	1,718,712
Hawaiian Electric Industries, Inc.	70,161	3,055,511
IDACORP, Inc.	32,869	3,301,034
OGE Energy Corp.	130,141	5,538,801
PNM Resources, Inc.	51,792	2,636,731
		19,070,360
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	26,069	3,595,176
AZZ, Inc.	17,236	793,201
Encore Wire Corp.	13,748	805,358
EnerSys	26,641	1,824,909
Hubbell, Inc.	35,516	4,631,286
nVent Electric PLC	102,108	2,531,257
Powell Industries, Inc.	5,965	226,670
Regal Beloit Corp.	28,090	2,295,234
Vicor Corp. (a)	10,728	333,104
		17,036,195
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Anixter International, Inc. (a)	18,774	1,120,996
Arlo Technologies, Inc. (a)	51,517	206,583
Arrow Electronics, Inc. (a)	54,603	3,891,556
Avnet, Inc.	68,450	3,098,731
Badger Meter, Inc.	19,276	1,150,584
Security Description	Shares	Value
Bel Fuse, Inc. Class B	6,489	$ 111,416
Belden, Inc. (b)	25,893	1,542,446
Benchmark Electronics, Inc.	24,606	618,103
Cognex Corp.	111,222	5,336,432
Coherent, Inc. (a)	15,905	2,168,965
Control4 Corp. (a)	16,778	398,478
CTS Corp.	21,695	598,348
Daktronics, Inc.	25,850	159,495
ePlus, Inc. (a)	8,893	613,083
Fabrinet (a)	24,439	1,213,885
FARO Technologies, Inc. (a)	11,256	591,840
II-VI, Inc. (a) (b)	38,555	1,409,571
Insight Enterprises, Inc. (a)	23,473	1,366,129
Itron, Inc. (a)	21,882	1,369,157
Jabil, Inc.	89,404	2,825,166
KEMET Corp.	37,433	704,115
Knowles Corp. (a)	59,362	1,086,918
Littelfuse, Inc.	16,202	2,866,296
Methode Electronics, Inc.	24,338	695,337
MTS Systems Corp.	11,768	688,781
National Instruments Corp.	73,085	3,068,839
OSI Systems, Inc. (a)	10,922	1,230,145
Park Electrochemical Corp.	12,474	208,191
Plexus Corp. (a)	20,091	1,172,712
Rogers Corp. (a)	12,126	2,092,705
Sanmina Corp. (a)	45,026	1,363,387
ScanSource, Inc. (a)	17,188	559,641
SYNNEX Corp.	27,240	2,680,416
Tech Data Corp. (a)	23,437	2,451,510
Trimble, Inc. (a)	163,900	7,393,529
TTM Technologies, Inc. (a)	61,186	624,097
Vishay Intertechnology, Inc.	85,788	1,417,218
Zebra Technologies Corp. Class A (a)	35,050	7,342,624
		67,437,425
ENERGY EQUIPMENT & SERVICES — 1.3%
Apergy Corp. (a)	50,371	1,689,443
Archrock, Inc.	85,384	905,070
C&J Energy Services, Inc. (a)	39,949	470,599
Core Laboratories NV	28,950	1,513,506
Diamond Offshore Drilling, Inc. (a) (b)	42,445	376,487
DMC Global, Inc.	9,280	587,888
Dril-Quip, Inc. (a)	23,935	1,148,880
Ensco Rowan PLC Class A (b)	128,386	1,095,133
Era Group, Inc. (a)	13,335	111,214
Exterran Corp. (a)	21,013	298,805
Geospace Technologies Corp. (a)	8,661	130,868
Gulf Island Fabrication, Inc. (a)	8,904	63,218
Helix Energy Solutions Group, Inc. (a)	90,233	778,711
KLX Energy Services Holdings, Inc. (a)	15,265	311,864
Matrix Service Co. (a)	17,580	356,171
McDermott International, Inc. (a) (b)	119,086	1,150,371

See accompanying notes to financial statements.
37

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Nabors Industries, Ltd.	213,221	$ 618,341
Newpark Resources, Inc. (a)	58,933	437,283
Noble Corp. PLC (a)	158,567	296,520
Oceaneering International, Inc. (a)	64,738	1,320,008
Oil States International, Inc. (a)	39,816	728,633
Patterson-UTI Energy, Inc.	133,026	1,531,129
ProPetro Holding Corp. (a)	48,186	997,450
SEACOR Holdings, Inc. (a)	11,274	535,628
Superior Energy Services, Inc. (a)	99,507	129,359
TETRA Technologies, Inc. (a)	79,323	129,296
Transocean, Ltd. (a) (b)	330,572	2,118,967
US Silica Holdings, Inc. (b)	47,593	608,714
		20,439,556
ENTERTAINMENT — 0.7%
Cinemark Holdings, Inc.	69,411	2,505,737
Live Nation Entertainment, Inc. (a)	90,122	5,970,582
Marcus Corp.	14,710	484,842
World Wrestling Entertainment, Inc. Class A (b)	28,765	2,077,121
		11,038,282
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.8%
Acadia Realty Trust REIT	52,891	1,447,627
Agree Realty Corp. REIT (b)	24,456	1,566,407
Alexander & Baldwin, Inc.	44,701	1,032,593
American Assets Trust, Inc. REIT	30,523	1,438,244
American Campus Communities, Inc. REIT	89,208	4,117,841
Armada Hoffler Properties, Inc. REIT	33,978	562,336
Brixmor Property Group, Inc. REIT	194,886	3,484,562
Camden Property Trust REIT	63,018	6,578,449
CareTrust REIT, Inc.	61,304	1,457,809
CBL & Associates Properties, Inc. REIT (b)	113,546	118,088
Cedar Realty Trust, Inc. REIT	53,831	142,652
Chatham Lodging Trust REIT	30,327	572,270
Chesapeake Lodging Trust REIT	39,766	1,130,150
Community Healthcare Trust, Inc. REIT	11,504	453,373
CoreCivic, Inc. REIT	78,245	1,624,366
CoreSite Realty Corp. REIT	23,902	2,752,793
Corporate Office Properties Trust REIT	72,811	1,920,026
Cousins Properties, Inc. REIT	93,962	3,398,597
CyrusOne, Inc. REIT	73,031	4,215,349
DiamondRock Hospitality Co. REIT	131,008	1,354,623
Douglas Emmett, Inc. REIT	105,323	4,196,068
Easterly Government Properties, Inc. REIT	39,760	720,054
EastGroup Properties, Inc. REIT	23,852	2,766,355
EPR Properties REIT	49,207	3,670,350
First Industrial Realty Trust, Inc. REIT	82,562	3,033,328
Security Description	Shares	Value
Four Corners Property Trust, Inc. REIT	44,059	$ 1,204,132
Franklin Street Properties Corp. REIT	70,817	522,629
GEO Group, Inc. REIT	79,798	1,676,556
Getty Realty Corp. REIT	21,705	667,646
Global Net Lease, Inc. REIT	55,361	1,086,183
Healthcare Realty Trust, Inc. REIT	81,588	2,555,336
Hersha Hospitality Trust REIT	24,655	407,794
Highwoods Properties, Inc. REIT	67,770	2,798,901
Hospitality Properties Trust REIT	107,127	2,678,175
Independence Realty Trust, Inc. REIT	59,451	687,848
Innovative Industrial Properties, Inc. REIT (b)	6,629	819,079
iStar, Inc. REIT (b)	41,053	509,878
JBG SMITH Properties REIT	77,842	3,062,304
Kilroy Realty Corp. REIT	65,261	4,816,914
Kite Realty Group Trust REIT	55,278	836,356
Lamar Advertising Co. Class A REIT	55,455	4,475,773
Lexington Realty Trust REIT	137,557	1,294,411
Liberty Property Trust REIT	96,454	4,826,558
Life Storage, Inc. REIT	30,400	2,890,432
LTC Properties, Inc. REIT	26,259	1,198,986
Mack-Cali Realty Corp. REIT	59,502	1,385,802
Medical Properties Trust, Inc. REIT	254,707	4,442,090
National Retail Properties, Inc. REIT	105,571	5,596,319
National Storage Affiliates Trust REIT	36,515	1,056,744
NorthStar Realty Europe Corp. REIT	32,308	530,820
Office Properties Income Trust REIT	31,231	820,438
Omega Healthcare Investors, Inc. REIT	138,709	5,097,556
Pebblebrook Hotel Trust REIT	85,421	2,407,164
Pennsylvania Real Estate Investment Trust (b)	41,654	270,751
PotlatchDeltic Corp. REIT	44,586	1,737,962
PS Business Parks, Inc. REIT	12,949	2,182,295
Rayonier, Inc. REIT	84,295	2,554,139
Retail Opportunity Investments Corp. REIT	73,256	1,254,875
RPT Realty REIT (b)	52,593	636,901
Sabra Health Care REIT, Inc.	116,239	2,288,746
Saul Centers, Inc. REIT	7,635	428,553
Senior Housing Properties Trust REIT	154,991	1,281,776
Summit Hotel Properties, Inc. REIT	69,063	792,153
Tanger Factory Outlet Centers, Inc. REIT (b)	61,148	991,209
Taubman Centers, Inc. REIT	40,295	1,645,245
Uniti Group, Inc. REIT (b)	116,076	1,102,722

See accompanying notes to financial statements.
38

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Universal Health Realty Income Trust REIT	8,418	$ 714,941
Urban Edge Properties REIT	79,395	1,375,915
Urstadt Biddle Properties, Inc. Class A REIT	19,666	412,986
Washington Prime Group, Inc. REIT (b)	119,929	458,129
Washington Real Estate Investment Trust	51,889	1,386,993
Weingarten Realty Investors REIT	78,205	2,144,381
Whitestone REIT (b)	25,850	328,037
Xenia Hotels & Resorts, Inc. REIT	72,846	1,518,839
		139,614,682
FOOD & STAPLES RETAILING — 0.4%
Andersons, Inc.	17,325	471,933
Casey's General Stores, Inc.	23,871	3,723,637
Chefs' Warehouse, Inc. (a)	15,144	531,100
SpartanNash Co.	23,920	279,146
Sprouts Farmers Market, Inc. (a)	75,112	1,418,866
United Natural Foods, Inc. (a)	33,649	301,832
		6,726,514
FOOD PRODUCTS — 1.6%
B&G Foods, Inc. (b)	42,616	886,413
Calavo Growers, Inc. (b)	10,179	984,716
Cal-Maine Foods, Inc. (b)	19,854	828,309
Darling Ingredients, Inc. (a)	107,166	2,131,532
Dean Foods Co. (b)	60,234	55,644
Flowers Foods, Inc.	120,093	2,794,564
Hain Celestial Group, Inc. (a) (b)	58,546	1,282,157
Ingredion, Inc.	43,418	3,581,551
J&J Snack Foods Corp.	9,807	1,578,437
John B Sanfilippo & Son, Inc.	5,875	468,179
Lancaster Colony Corp.	12,846	1,908,916
Post Holdings, Inc. (a)	43,109	4,482,043
Sanderson Farms, Inc.	12,700	1,734,312
Seneca Foods Corp. Class A (a)	4,597	127,934
Tootsie Roll Industries, Inc. (b)	12,380	457,193
TreeHouse Foods, Inc. (a)	36,555	1,977,625
		25,279,525
GAS UTILITIES — 1.5%
National Fuel Gas Co.	56,179	2,963,442
New Jersey Resources Corp.	58,455	2,909,305
Northwest Natural Holding Co.	19,071	1,325,435
ONE Gas, Inc.	34,272	3,094,762
South Jersey Industries, Inc. (b)	60,162	2,029,264
Southwest Gas Holdings, Inc.	34,459	3,088,216
Spire, Inc.	33,145	2,781,528
UGI Corp.	113,473	6,060,593
		24,252,545
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
AngioDynamics, Inc. (a)	24,243	477,345
Avanos Medical, Inc. (a)	31,133	1,357,710
Cantel Medical Corp.	23,761	1,916,087
Security Description	Shares	Value
Cardiovascular Systems, Inc. (a)	22,604	$ 970,390
CONMED Corp.	16,749	1,433,212
CryoLife, Inc. (a)	22,132	662,411
Cutera, Inc. (a)	9,056	188,184
Globus Medical, Inc. Class A (a)	49,877	2,109,797
Haemonetics Corp. (a)	33,196	3,994,807
Heska Corp. (a)	4,488	382,243
Hill-Rom Holdings, Inc.	43,420	4,542,600
ICU Medical, Inc. (a)	10,773	2,713,826
Inogen, Inc. (a) (b)	11,465	765,403
Integer Holdings Corp. (a)	19,832	1,664,301
Integra LifeSciences Holdings Corp. (a)	46,218	2,581,275
Invacare Corp. (b)	21,701	112,628
Lantheus Holdings, Inc. (a)	24,989	707,189
LeMaitre Vascular, Inc.	10,480	293,230
LivaNova PLC (a)	31,044	2,233,926
Masimo Corp. (a)	31,879	4,744,233
Meridian Bioscience, Inc.	27,874	331,143
Merit Medical Systems, Inc. (a)	36,166	2,154,047
Mesa Laboratories, Inc.	2,300	561,982
Natus Medical, Inc. (a)	22,486	577,665
Neogen Corp. (a)	34,120	2,119,193
NuVasive, Inc. (a)	34,110	1,996,799
OraSure Technologies, Inc. (a)	40,563	376,425
Orthofix Medical, Inc. (a)	12,187	644,449
STERIS PLC (a)	54,810	8,160,113
Surmodics, Inc. (a)	8,743	377,435
Tactile Systems Technology, Inc. (a)	11,151	634,715
Varex Imaging Corp. (a)	24,927	764,013
West Pharmaceutical Services, Inc.	47,525	5,947,754
		58,496,530
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	57,497	2,009,520
Addus HomeCare Corp. (a)	6,513	488,149
Amedisys, Inc. (a)	19,166	2,326,944
AMN Healthcare Services, Inc. (a)	30,691	1,664,987
BioTelemetry, Inc. (a)	22,295	1,073,504
Chemed Corp.	10,425	3,761,757
Community Health Systems, Inc. (a) (b)	73,649	196,643
CorVel Corp. (a)	6,132	533,545
Covetrus, Inc. (a) (b)	62,007	1,516,691
Cross Country Healthcare, Inc. (a)	23,713	222,428
Diplomat Pharmacy, Inc. (a)	33,995	207,030
Encompass Health Corp.	64,504	4,086,973
Ensign Group, Inc.	32,710	1,861,853
HealthEquity, Inc. (a)	35,379	2,313,787
LHC Group, Inc. (a)	19,115	2,285,772
Magellan Health, Inc. (a)	15,468	1,148,190
MEDNAX, Inc. (a)	57,452	1,449,514
Molina Healthcare, Inc. (a)	40,678	5,822,649
Owens & Minor, Inc. (b)	40,713	130,282
Patterson Cos., Inc. (b)	54,345	1,244,500

See accompanying notes to financial statements.
39

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Providence Service Corp. (a)	7,352	$ 421,564
Select Medical Holdings Corp. (a)	71,048	1,127,532
Tenet Healthcare Corp. (a)	54,511	1,126,197
Tivity Health, Inc. (a) (b)	30,166	495,929
US Physical Therapy, Inc.	8,230	1,008,751
		38,524,691
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	105,323	1,224,907
Computer Programs & Systems, Inc.	7,865	218,568
HealthStream, Inc. (a)	16,739	432,871
HMS Holdings Corp. (a)	56,294	1,823,363
Medidata Solutions, Inc. (a)	40,783	3,691,269
NextGen Healthcare, Inc. (a)	31,280	622,472
Omnicell, Inc. (a)	26,702	2,297,173
Tabula Rasa HealthCare, Inc. (a) (b)	11,123	555,371
		10,865,994
HOTELS, RESTAURANTS & LEISURE — 3.5%
BJ's Restaurants, Inc.	13,907	611,074
Bloomin' Brands, Inc.	60,457	1,143,242
Boyd Gaming Corp. (b)	50,881	1,370,734
Brinker International, Inc. (b)	24,413	960,651
Caesars Entertainment Corp. (a) (b)	379,172	4,481,813
Cheesecake Factory, Inc. (b)	27,350	1,195,742
Churchill Downs, Inc. (b)	22,975	2,643,733
Chuy's Holdings, Inc. (a)	11,425	261,861
Cracker Barrel Old Country Store, Inc. (b)	15,215	2,597,657
Dave & Buster's Entertainment, Inc. (b)	23,657	957,399
Dine Brands Global, Inc. (b)	11,316	1,080,338
Domino's Pizza, Inc.	26,718	7,435,085
Dunkin' Brands Group, Inc.	53,807	4,286,266
El Pollo Loco Holdings, Inc. (a)	14,261	152,022
Eldorado Resorts, Inc. (a) (b)	42,868	1,974,929
Fiesta Restaurant Group, Inc. (a)	15,333	201,476
International Speedway Corp. Class A	15,503	695,930
Jack in the Box, Inc.	16,752	1,363,445
Marriott Vacations Worldwide Corp.	25,562	2,464,177
Monarch Casino & Resort, Inc. (a)	7,699	329,055
Papa John's International, Inc. (b)	14,676	656,311
Penn National Gaming, Inc. (a)	69,859	1,345,484
Red Robin Gourmet Burgers, Inc. (a)	8,582	262,352
Ruth's Hospitality Group, Inc.	19,226	436,622
Scientific Games Corp. Class A (a) (b)	35,652	706,623
Shake Shack, Inc. Class A (a)	16,907	1,220,685
Six Flags Entertainment Corp.	46,492	2,309,723
Texas Roadhouse, Inc.	43,327	2,325,360
Wendy's Co.	118,344	2,317,175
Security Description	Shares	Value
Wingstop, Inc.	19,173	$ 1,816,642
Wyndham Destinations, Inc.	61,431	2,696,821
Wyndham Hotels & Resorts, Inc.	62,685	3,494,062
		55,794,489
HOUSEHOLD DURABLES — 1.8%
Cavco Industries, Inc. (a)	5,682	895,142
Century Communities, Inc. (a)	17,724	471,104
Ethan Allen Interiors, Inc.	16,159	340,309
Helen of Troy, Ltd. (a)	16,011	2,090,876
Installed Building Products, Inc. (a)	14,020	830,264
iRobot Corp. (a) (b)	18,214	1,669,131
KB Home	55,112	1,418,032
La-Z-Boy, Inc.	30,065	921,793
LGI Homes, Inc. (a) (b)	12,271	876,517
M/I Homes, Inc. (a)	17,655	503,874
MDC Holdings, Inc.	32,382	1,061,482
Meritage Homes Corp. (a)	23,277	1,195,041
NVR, Inc. (a)	2,178	7,340,404
Tempur Sealy International, Inc. (a)	30,272	2,221,057
Toll Brothers, Inc.	85,248	3,121,782
TopBuild Corp. (a)	21,997	1,820,472
TRI Pointe Group, Inc. (a) (b)	92,048	1,101,815
Tupperware Brands Corp.	30,987	589,683
Universal Electronics, Inc. (a)	9,404	385,752
William Lyon Homes Class A (a) (b)	22,180	404,341
		29,258,871
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	6,881	185,443
Central Garden & Pet Co. Class A (a)	27,397	675,062
Energizer Holdings, Inc. (b)	41,200	1,591,968
WD-40 Co. (b)	9,147	1,454,739
		3,907,212
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	36,844	5,173,266
Raven Industries, Inc.	23,696	850,212
		6,023,478
INSURANCE — 4.7%
Alleghany Corp. (a)	9,235	6,290,051
Ambac Financial Group, Inc. (a)	29,760	501,456
American Equity Investment Life Holding Co.	58,761	1,595,949
American Financial Group, Inc.	46,093	4,723,150
AMERISAFE, Inc.	12,704	810,134
Brighthouse Financial, Inc. (a)	74,438	2,731,130
Brown & Brown, Inc.	151,243	5,066,641
CNO Financial Group, Inc.	104,497	1,743,010
eHealth, Inc. (a)	12,188	1,049,387
Employers Holdings, Inc.	21,510	909,228
First American Financial Corp.	72,795	3,909,092
Genworth Financial, Inc. Class A (a)	329,834	1,223,684
Hanover Insurance Group, Inc.	26,427	3,390,584

See accompanying notes to financial statements.
40

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
HCI Group, Inc. (b)	4,798	$ 194,175
Horace Mann Educators Corp.	26,997	1,087,709
James River Group Holdings, Ltd.	19,868	931,809
Kemper Corp.	40,044	3,455,397
Mercury General Corp.	17,982	1,123,875
Old Republic International Corp.	186,212	4,167,425
Primerica, Inc.	27,721	3,325,134
ProAssurance Corp.	34,848	1,258,361
Reinsurance Group of America, Inc.	40,476	6,315,470
RenaissanceRe Holdings, Ltd.	28,588	5,088,950
RLI Corp.	25,378	2,175,148
Safety Insurance Group, Inc.	9,337	888,229
Selective Insurance Group, Inc.	38,497	2,883,040
Stewart Information Services Corp.	15,545	629,417
Third Point Reinsurance, Ltd. (a)	49,444	510,262
United Fire Group, Inc.	14,096	683,092
United Insurance Holdings Corp.	13,567	193,465
Universal Insurance Holdings, Inc.	21,238	592,540
WR Berkley Corp.	94,211	6,211,331
		75,658,325
INTERACTIVE MEDIA & SERVICES — 0.2%
Care.com, Inc. (a)	16,652	182,839
Cars.com, Inc. (a) (b)	40,267	794,065
QuinStreet, Inc. (a)	24,733	392,018
Yelp, Inc. (a)	45,998	1,572,212
		2,941,134
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	17,122	104,273
PetMed Express, Inc. (b)	13,565	212,563
Shutterfly, Inc. (a)	22,294	1,126,962
Shutterstock, Inc.	12,357	484,271
Stamps.com, Inc. (a)	10,929	494,756
		2,422,825
IT SERVICES — 2.8%
CACI International, Inc. Class A (a)	16,160	3,306,174
Cardtronics PLC Class A (a)	24,688	674,476
CoreLogic, Inc. (a)	52,538	2,197,665
CSG Systems International, Inc.	21,492	1,049,454
EVERTEC, Inc.	39,360	1,287,072
ExlService Holdings, Inc. (a)	22,668	1,499,035
KBR, Inc.	91,474	2,281,362
Leidos Holdings, Inc.	93,424	7,459,906
LiveRamp Holdings, Inc. (a)	44,427	2,153,821
ManTech International Corp. Class A	17,249	1,135,847
MAXIMUS, Inc.	41,425	3,004,969
NIC, Inc.	44,233	709,497
Perficient, Inc. (a)	22,180	761,218
Perspecta, Inc.	89,678	2,099,362
Sabre Corp.	179,798	3,991,516
Science Applications International Corp.	32,775	2,837,004
Security Description	Shares	Value
Sykes Enterprises, Inc. (a)	26,200	$ 719,452
TTEC Holdings, Inc.	9,434	439,530
Unisys Corp. (a)	33,314	323,812
Virtusa Corp. (a)	18,179	807,693
WEX, Inc. (a)	28,206	5,869,669
		44,608,534
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	56,828	2,607,837
Callaway Golf Co.	58,219	999,038
Mattel, Inc. (a) (b)	226,996	2,544,625
Nautilus, Inc. (a)	20,095	44,410
Polaris Industries, Inc.	37,504	3,421,490
Sturm Ruger & Co., Inc. (b)	11,447	623,632
Vista Outdoor, Inc. (a)	39,653	352,119
		10,593,151
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	12,927	4,040,851
Bio-Techne Corp.	24,756	5,161,379
Cambrex Corp. (a)	21,730	1,017,181
Charles River Laboratories International, Inc. (a)	31,478	4,466,728
Luminex Corp.	27,199	561,387
Medpace Holdings, Inc. (a)	16,958	1,109,393
NeoGenomics, Inc. (a)	62,811	1,378,073
PRA Health Sciences, Inc. (a)	38,555	3,822,728
Syneos Health, Inc. (a) (b)	40,030	2,045,133
		23,602,853
MACHINERY — 5.4%
Actuant Corp. Class A	40,445	1,003,440
AGCO Corp.	41,787	3,241,418
Alamo Group, Inc.	6,403	639,852
Albany International Corp. Class A	19,179	1,590,131
Astec Industries, Inc.	14,905	485,307
Barnes Group, Inc.	30,938	1,743,047
Briggs & Stratton Corp.	28,604	292,905
Chart Industries, Inc. (a)	23,220	1,785,154
CIRCOR International, Inc. (a)	12,977	596,942
Colfax Corp. (a) (b)	61,822	1,732,871
Crane Co.	33,208	2,770,875
Donaldson Co., Inc.	83,210	4,232,061
EnPro Industries, Inc.	13,721	875,949
ESCO Technologies, Inc.	17,061	1,409,580
Federal Signal Corp.	39,679	1,061,413
Franklin Electric Co., Inc.	25,491	1,210,822
Graco, Inc.	107,844	5,411,612
Greenbrier Cos., Inc.	21,631	657,582
Harsco Corp. (a)	51,777	1,420,761
Hillenbrand, Inc.	40,767	1,613,150
IDEX Corp.	49,019	8,438,131
ITT, Inc.	56,811	3,719,984
John Bean Technologies Corp.	20,460	2,478,320

See accompanying notes to financial statements.
41

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Kennametal, Inc.	54,177	$ 2,004,007
Lincoln Electric Holdings, Inc.	41,120	3,384,998
Lindsay Corp. (b)	7,062	580,567
Lydall, Inc. (a)	11,433	230,947
Mueller Industries, Inc.	36,785	1,076,697
Nordson Corp.	33,589	4,746,461
Oshkosh Corp.	45,028	3,759,388
Proto Labs, Inc. (a)	16,743	1,942,523
SPX Corp. (a)	28,318	935,060
SPX FLOW, Inc. (a)	27,987	1,171,536
Standex International Corp.	8,482	620,373
Tennant Co.	11,893	727,852
Terex Corp.	40,326	1,266,236
Timken Co.	44,346	2,276,724
Titan International, Inc.	32,884	160,803
Toro Co.	69,382	4,641,656
Trinity Industries, Inc.	82,859	1,719,324
Wabash National Corp.	35,840	583,117
Watts Water Technologies, Inc. Class A	18,001	1,677,333
Woodward, Inc.	36,339	4,112,121
		86,029,030
MARINE — 0.2%
Kirby Corp. (a)	34,681	2,739,799
Matson, Inc.	28,209	1,095,920
		3,835,719
MEDIA — 1.0%
AMC Networks, Inc. Class A (a) (b)	29,356	1,599,608
Cable One, Inc.	3,147	3,685,106
EW Scripps Co. Class A	37,607	575,011
Gannett Co., Inc. (b)	74,825	610,572
John Wiley & Sons, Inc. Class A	29,705	1,362,271
Meredith Corp.	26,304	1,448,298
New Media Investment Group, Inc.	35,544	335,535
New York Times Co. Class A	92,446	3,015,589
Scholastic Corp.	18,194	604,769
TechTarget, Inc. (a)	14,250	302,812
TEGNA, Inc.	142,277	2,155,497
		15,695,068
METALS & MINING — 1.6%
AK Steel Holding Corp. (a) (b)	205,278	486,509
Allegheny Technologies, Inc. (a) (b)	81,750	2,060,100
Carpenter Technology Corp.	31,099	1,492,130
Century Aluminum Co. (a)	32,833	226,876
Commercial Metals Co.	77,135	1,376,860
Compass Minerals International, Inc.	22,302	1,225,495
Haynes International, Inc.	8,273	263,164
Kaiser Aluminum Corp.	10,463	1,021,293
Materion Corp.	13,292	901,331
Olympic Steel, Inc.	6,100	83,265
Reliance Steel & Aluminum Co.	42,862	4,055,602
Security Description	Shares	Value
Royal Gold, Inc.	42,636	$ 4,369,764
Steel Dynamics, Inc.	143,447	4,332,099
SunCoke Energy, Inc. (a)	42,624	378,501
TimkenSteel Corp. (a) (b)	25,778	209,575
United States Steel Corp. (b)	112,612	1,724,090
Worthington Industries, Inc.	25,522	1,027,516
		25,234,170
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
Apollo Commercial Real Estate Finance, Inc. REIT	89,004	1,636,784
ARMOUR Residential REIT, Inc. (b)	32,408	604,085
Capstead Mortgage Corp. REIT	55,038	459,567
Granite Point Mortgage Trust, Inc. REIT	32,904	631,428
Invesco Mortgage Capital, Inc. REIT	82,118	1,323,742
New York Mortgage Trust, Inc. REIT (b)	125,905	780,611
PennyMac Mortgage Investment Trust REIT	45,357	990,143
Redwood Trust, Inc. REIT	64,472	1,065,722
		7,492,082
MULTI-UTILITIES — 0.6%
Avista Corp.	43,320	1,932,072
Black Hills Corp.	35,386	2,766,124
MDU Resources Group, Inc.	127,982	3,301,935
NorthWestern Corp.	32,854	2,370,416
		10,370,547
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	26,427	756,076
Dillard's, Inc. Class A (b)	11,859	738,579
JC Penney Co., Inc. (a) (b)	215,279	245,418
Ollie's Bargain Outlet Holdings, Inc. (a)	33,903	2,953,290
		4,693,363
OIL, GAS & CONSUMABLE FUELS — 2.0%
Bonanza Creek Energy, Inc. (a)	12,989	271,210
Callon Petroleum Co. (a) (b)	149,443	984,829
Carrizo Oil & Gas, Inc. (a) (b)	57,134	572,483
Chesapeake Energy Corp. (a) (b)	680,494	1,326,963
CNX Resources Corp. (a)	128,866	942,011
CONSOL Energy, Inc. (a)	17,275	459,688
Denbury Resources, Inc. (a) (b)	301,635	374,027
EQT Corp.	167,483	2,647,906
Equitrans Midstream Corp.	132,550	2,612,561
Green Plains, Inc.	25,931	279,536
Gulfport Energy Corp. (a)	96,423	473,437
HighPoint Resources Corp. (a)	67,691	123,198
Laredo Petroleum, Inc. (a)	107,611	312,072
Matador Resources Co. (a) (b)	68,930	1,370,328
Murphy Oil Corp. (b)	106,255	2,619,186
Oasis Petroleum, Inc. (a) (b)	175,953	999,413

See accompanying notes to financial statements.
42

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Par Pacific Holdings, Inc. (a)	20,433	$ 419,285
PBF Energy, Inc. Class A	78,040	2,442,652
PDC Energy, Inc. (a)	43,390	1,564,643
Penn Virginia Corp. (a)	8,952	274,647
QEP Resources, Inc. (a)	152,679	1,103,869
Range Resources Corp. (b)	135,625	946,663
Renewable Energy Group, Inc. (a) (b)	23,076	365,985
REX American Resources Corp. (a)	3,626	264,335
Ring Energy, Inc. (a)	37,901	123,178
SM Energy Co.	68,144	853,163
Southwestern Energy Co. (a) (b)	352,022	1,112,390
SRC Energy, Inc. (a)	160,110	794,146
Unit Corp. (a)	35,568	316,200
Whiting Petroleum Corp. (a) (b)	59,171	1,105,314
World Fuel Services Corp.	44,428	1,597,631
WPX Energy, Inc. (a)	257,698	2,966,104
		32,619,053
PAPER & FOREST PRODUCTS — 0.5%
Boise Cascade Co.	25,705	722,568
Clearwater Paper Corp. (a)	10,261	189,726
Domtar Corp.	41,115	1,830,851
Louisiana-Pacific Corp.	80,353	2,106,856
Mercer International, Inc.	28,180	435,945
Neenah, Inc.	11,086	748,859
PH Glatfelter Co.	29,754	502,247
Schweitzer-Mauduit International, Inc.	20,284	673,023
		7,210,075
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	289,640	1,123,803
Edgewell Personal Care Co. (a)	35,567	958,531
Inter Parfums, Inc.	11,373	756,191
Medifast, Inc. (b)	7,768	996,634
Nu Skin Enterprises, Inc. Class A	36,294	1,790,020
USANA Health Sciences, Inc. (a)	8,600	683,098
		6,308,277
PHARMACEUTICALS — 0.7%
Akorn, Inc. (a)	59,538	306,621
Amphastar Pharmaceuticals, Inc. (a)	23,145	488,591
ANI Pharmaceuticals, Inc. (a)	5,207	428,015
Assertio Therapeutics, Inc. (a)	37,318	128,747
Catalent, Inc. (a)	95,110	5,155,913
Corcept Therapeutics, Inc. (a) (b)	67,250	749,838
Endo International PLC (a)	128,769	530,528
Innoviva, Inc. (a)	45,045	655,855
Lannett Co., Inc. (a) (b)	22,146	134,205
Mallinckrodt PLC (a) (b)	53,781	493,710
Phibro Animal Health Corp. Class A	13,377	424,987
Prestige Consumer Healthcare, Inc. (a) (b)	33,915	1,074,427
Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	34,423	$ 1,139,057
		11,710,494
PROFESSIONAL SERVICES — 1.1%
ASGN, Inc. (a)	34,789	2,108,213
Exponent, Inc.	33,547	1,963,841
Forrester Research, Inc.	6,591	309,975
FTI Consulting, Inc. (a)	24,601	2,062,548
Heidrick & Struggles International, Inc.	12,377	370,939
Insperity, Inc.	24,248	2,961,651
Kelly Services, Inc. Class A	20,215	529,431
Korn Ferry	36,875	1,477,581
ManpowerGroup, Inc.	38,021	3,672,829
Navigant Consulting, Inc.	24,268	562,775
Resources Connection, Inc.	19,290	308,833
TrueBlue, Inc. (a)	27,237	600,848
WageWorks, Inc. (a)	26,218	1,331,612
		18,261,076
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A (b)	26,006	1,182,753
Jones Lang LaSalle, Inc.	29,827	4,196,378
Marcus & Millichap, Inc. (a)	13,945	430,203
RE/MAX Holdings, Inc. Class A	11,681	359,308
Realogy Holdings Corp.	75,216	544,564
		6,713,206
ROAD & RAIL — 1.4%
ArcBest Corp.	17,084	480,231
Avis Budget Group, Inc. (a)	41,396	1,455,483
Genesee & Wyoming, Inc. Class A (a)	36,622	3,662,200
Heartland Express, Inc.	30,489	550,936
Knight-Swift Transportation Holdings, Inc. (b)	80,984	2,659,515
Landstar System, Inc.	26,075	2,815,839
Marten Transport, Ltd.	25,768	467,689
Old Dominion Freight Line, Inc.	42,285	6,311,459
Ryder System, Inc.	34,622	2,018,463
Saia, Inc. (a)	16,922	1,094,346
Werner Enterprises, Inc.	28,394	882,486
		22,398,647
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	25,116	1,413,277
Axcelis Technologies, Inc. (a)	21,995	331,025
Brooks Automation, Inc.	46,560	1,804,200
Cabot Microelectronics Corp.	19,015	2,093,171
CEVA, Inc. (a)	14,905	362,937
Cirrus Logic, Inc. (a)	38,325	1,674,803
Cohu, Inc.	26,490	408,741
Cree, Inc. (a) (b)	67,517	3,793,105
Cypress Semiconductor Corp.	237,981	5,292,698
Diodes, Inc. (a)	25,074	911,941

See accompanying notes to financial statements.
43

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
DSP Group, Inc. (a)	11,624	$ 166,921
First Solar, Inc. (a) (b)	48,891	3,211,161
FormFactor, Inc. (a)	48,681	762,831
Ichor Holdings, Ltd. (a) (b)	14,467	342,000
Kopin Corp. (a) (b)	43,546	47,465
Kulicke & Soffa Industries, Inc.	43,006	969,785
MaxLinear, Inc. (a) (b)	40,510	949,554
MKS Instruments, Inc.	35,475	2,763,148
Monolithic Power Systems, Inc.	25,873	3,513,036
Nanometrics, Inc. (a)	16,006	555,568
PDF Solutions, Inc. (a)	19,403	254,567
Photronics, Inc. (a)	45,304	371,493
Power Integrations, Inc.	18,700	1,499,366
Rambus, Inc. (a)	71,919	865,905
Rudolph Technologies, Inc. (a)	20,888	577,136
Semtech Corp. (a)	43,027	2,067,447
Silicon Laboratories, Inc. (a)	28,203	2,916,190
SMART Global Holdings, Inc. (a) (b)	7,523	172,954
SolarEdge Technologies, Inc. (a)	29,368	1,834,325
Synaptics, Inc. (a) (b)	22,794	664,217
Teradyne, Inc.	110,748	5,305,937
Ultra Clean Holdings, Inc. (a) (b)	26,676	371,330
Universal Display Corp. (b)	27,548	5,180,677
Veeco Instruments, Inc. (a)	32,223	393,765
Versum Materials, Inc.	70,945	3,659,343
Xperi Corp.	31,677	652,229
		58,154,248
SOFTWARE — 3.2%
8x8, Inc. (a)	63,304	1,525,626
ACI Worldwide, Inc. (a)	70,915	2,435,221
Agilysys, Inc. (a)	10,466	224,705
Alarm.com Holdings, Inc. (a)	22,765	1,217,928
Blackbaud, Inc.	31,567	2,635,844
Bottomline Technologies DE, Inc. (a)	24,882	1,100,780
CDK Global, Inc.	78,498	3,880,941
CommVault Systems, Inc. (a)	25,397	1,260,199
Ebix, Inc. (b)	14,675	736,979
Fair Isaac Corp. (a)	18,548	5,824,443
j2 Global, Inc. (b)	30,073	2,673,189
LivePerson, Inc. (a)	37,971	1,064,707
LogMeIn, Inc.	31,983	2,356,507
Manhattan Associates, Inc. (a)	41,578	2,882,603
MicroStrategy, Inc. Class A (a)	5,424	777,313
Monotype Imaging Holdings, Inc.	27,651	465,643
OneSpan, Inc. (a)	20,745	293,957
Progress Software Corp.	28,198	1,229,997
PTC, Inc. (a)	67,016	6,015,356
Qualys, Inc. (a)	21,502	1,872,394
SPS Commerce, Inc. (a)	11,454	1,170,713
Teradata Corp. (a)	76,307	2,735,606
TiVo Corp.	81,223	598,614
Tyler Technologies, Inc. (a)	25,005	5,401,580
		50,380,845
Security Description	Shares	Value
SPECIALTY RETAIL — 2.4%
Aaron's, Inc.	43,743	$ 2,686,258
Abercrombie & Fitch Co. Class A	42,407	680,208
American Eagle Outfitters, Inc.	104,696	1,769,362
Asbury Automotive Group, Inc. (a)	12,485	1,052,985
Ascena Retail Group, Inc. (a) (b)	111,350	67,924
AutoNation, Inc. (a)	37,654	1,579,209
Barnes & Noble Education, Inc. (a)	24,077	80,899
Barnes & Noble, Inc.	37,184	248,761
Bed Bath & Beyond, Inc. (b)	83,262	967,504
Boot Barn Holdings, Inc. (a)	18,320	652,925
Buckle, Inc.	18,620	322,312
Caleres, Inc.	28,419	566,106
Cato Corp. Class A	15,495	190,898
Chico's FAS, Inc.	69,592	234,525
Children's Place, Inc. (b)	10,453	997,007
Conn's, Inc. (a) (b)	15,873	282,857
Designer Brands, Inc. Class A	36,994	709,175
Dick's Sporting Goods, Inc. (b)	43,035	1,490,302
Express, Inc. (a)	48,300	131,859
Five Below, Inc. (a)	36,324	4,359,606
GameStop Corp. Class A (b)	65,531	358,455
Genesco, Inc. (a)	10,996	465,021
Group 1 Automotive, Inc.	11,428	935,839
Guess?, Inc. (b)	31,986	516,574
Haverty Furniture Cos., Inc.	11,817	201,244
Hibbett Sports, Inc. (a)	12,831	233,524
Kirkland's, Inc. (a) (b)	10,208	23,070
Lithia Motors, Inc. Class A (b)	14,732	1,749,867
Lumber Liquidators Holdings, Inc. (a) (b)	19,508	225,317
MarineMax, Inc. (a)	15,032	247,126
Michaels Cos., Inc. (a) (b)	57,018	496,057
Monro, Inc. (b)	21,737	1,854,166
Murphy USA, Inc. (a)	19,687	1,654,299
Office Depot, Inc.	348,157	717,203
Rent-A-Center, Inc. (a)	29,099	774,906
RH (a)	10,221	1,181,548
Sally Beauty Holdings, Inc. (a) (b)	78,084	1,041,641
Shoe Carnival, Inc. (b)	7,100	195,960
Signet Jewelers, Ltd. (b)	34,254	612,462
Sleep Number Corp. (a)	19,799	799,682
Sonic Automotive, Inc. Class A (b)	15,922	371,779
Tailored Brands, Inc. (b)	33,003	190,427
Tile Shop Holdings, Inc.	23,192	92,768
Urban Outfitters, Inc. (a)	43,335	985,871
Vitamin Shoppe, Inc. (a) (b)	12,226	48,170
Williams-Sonoma, Inc. (b)	50,759	3,299,335
Zumiez, Inc. (a)	12,104	315,914
		38,658,907
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	74,168	674,929
Cray, Inc. (a)	26,742	931,156
Diebold Nixdorf, Inc. (a)	52,056	476,833
Electronics For Imaging, Inc. (a)	27,806	1,026,320

See accompanying notes to financial statements.
44

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
NCR Corp. (a) (b)	77,822	$ 2,420,264
		5,529,502
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	29,583	2,885,526
Crocs, Inc. (a)	43,779	864,635
Deckers Outdoor Corp. (a)	18,883	3,322,842
Fossil Group, Inc. (a) (b)	29,961	344,552
G-III Apparel Group, Ltd. (a)	27,648	813,404
Kontoor Brands, Inc. (a)	30,272	848,221
Movado Group, Inc.	10,397	280,719
Oxford Industries, Inc.	11,225	850,855
Skechers U.S.A., Inc. Class A (a)	87,354	2,750,777
Steven Madden, Ltd.	50,828	1,725,611
Unifi, Inc. (a)	9,467	172,015
Vera Bradley, Inc. (a)	13,684	164,208
Wolverine World Wide, Inc.	56,553	1,557,470
		16,580,835
THRIFTS & MORTGAGE FINANCE — 1.0%
Axos Financial, Inc. (a)	34,983	953,287
Dime Community Bancshares, Inc.	20,337	386,199
Flagstar Bancorp, Inc.	19,100	632,974
HomeStreet, Inc. (a)	17,841	528,807
LendingTree, Inc. (a) (b)	4,875	2,047,646
Meta Financial Group, Inc.	18,014	505,293
New York Community Bancorp, Inc. (b)	303,917	3,033,092
NMI Holdings, Inc. Class A (a)	42,696	1,212,139
Northfield Bancorp, Inc.	30,660	478,602
Northwest Bancshares, Inc.	68,059	1,198,519
Oritani Financial Corp. (b)	25,836	458,331
Provident Financial Services, Inc.	40,200	974,850
TrustCo Bank Corp. NY	63,341	501,661
Walker & Dunlop, Inc.	18,094	962,782
Washington Federal, Inc.	51,402	1,795,472
		15,669,654
TOBACCO — 0.1%
Universal Corp.	16,017	973,353
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	25,256	1,554,001
DXP Enterprises, Inc. (a)	10,447	395,837
GATX Corp. (b)	23,730	1,881,552
GMS, Inc. (a)	22,310	490,820
Kaman Corp.	18,332	1,167,565
MSC Industrial Direct Co., Inc. Class A	28,807	2,139,208
NOW, Inc. (a)	69,820	1,030,543
Veritiv Corp. (a)	7,829	152,039
Watsco, Inc.	21,015	3,436,583
		12,248,148
WATER UTILITIES — 0.6%
American States Water Co.	24,177	1,819,077
Security Description	Shares	Value
Aqua America, Inc.	137,345	$ 5,681,963
California Water Service Group	31,422	1,590,896
		9,091,936
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	10,992	165,319
Telephone & Data Systems, Inc.	62,006	1,884,983
		2,050,302
TOTAL COMMON STOCKS (Cost $1,601,718,969)		1,590,737,058
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20)(a) (d)	212	—
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (e)	11,090	5,800
TOTAL RIGHTS (Cost $4,802)		5,800
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	1,329,540	1,329,540
State Street Navigator Securities Lending Portfolio III (h) (i)	22,889,111	22,889,111
TOTAL SHORT-TERM INVESTMENTS (Cost $24,218,651)		24,218,651
TOTAL INVESTMENTS — 101.4% (Cost $1,625,942,422)		1,614,961,509
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(22,494,312)
NET ASSETS — 100.0%		$ 1,592,467,197

See accompanying notes to financial statements.
45

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $5,800, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,590,737,058	$ —	$—	$1,590,737,058
Rights	—	5,800	0(a)	5,800
Short-Term Investments	24,218,651	—	—	24,218,651
TOTAL INVESTMENTS	$1,614,955,709	$5,800	$ 0	$1,614,961,509
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2019.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,009,450	$ 1,009,450	$ 70,674,319	$ 70,354,229	$—	$—	1,329,540	$ 1,329,540	$ 32,081
State Street Navigator Securities Lending Government Money Market Portfolio	9,591,708	9,591,708	104,613,070	114,204,778	—	—	—	—	113,504
State Street Navigator Securities Lending Portfolio III	—	—	47,872,049	24,982,938	—	—	22,889,111	22,889,111	39,768
Total		$10,601,158	$223,159,438	$209,541,945	$—	$—		$24,218,651	$185,353
See accompanying notes to financial statements.
46

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.9%
Other Securities		$ 11,954,966
AIR FREIGHT & LOGISTICS — 0.3%
Other Securities		3,459,710
AIRLINES — 0.4%
Other Securities		5,040,036
AUTO COMPONENTS — 1.0%
Other Securities		14,313,671
AUTOMOBILES — 0.2%
Other Securities		2,240,196
BANKS — 9.5%
Popular, Inc.	52,856	2,866,909
Sterling Bancorp	121,982	2,595,777
Wintrust Financial Corp.	32,563	2,382,309
Other Securities		122,626,282
		130,471,277
BEVERAGES — 0.1%
Other Securities		1,971,777
BIOTECHNOLOGY — 6.1%
Array BioPharma, Inc. (a)	116,297	5,388,040
Blueprint Medicines Corp. (a)	24,858	2,344,855
Other Securities		76,063,652
		83,796,547
BUILDING PRODUCTS — 1.4%
Armstrong World Industries, Inc.	25,854	2,513,009
Other Securities		16,170,683
		18,683,692
CAPITAL MARKETS — 1.5%
Other Securities		19,902,224
CHEMICALS — 2.7%
Ashland Global Holdings, Inc.	34,687	2,773,919
WR Grace & Co.	34,524	2,627,622
Other Securities		30,963,041
		36,364,582
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Other Securities		29,167,646
COMMUNICATIONS EQUIPMENT — 1.3%
ViaSat, Inc. (a)	30,929	2,499,682
Other Securities		15,003,595
		17,503,277
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	66,597	2,520,697
EMCOR Group, Inc.	30,088	2,650,753
Other Securities		9,869,841
		15,041,291
CONSTRUCTION MATERIALS — 0.3%
Other Securities		3,965,159
Security Description	Shares	Value
CONSUMER FINANCE — 0.9%
FirstCash, Inc.	23,706	$ 2,371,074
Other Securities		10,373,407
		12,744,481
CONTAINERS & PACKAGING — 0.4%
Other Securities		5,752,427
DISTRIBUTORS — 0.1%
Other Securities		1,111,487
DIVERSIFIED CONSUMER SERVICES — 1.3%
Grand Canyon Education, Inc. (a)	25,900	3,030,818
Other Securities		14,196,876
		17,227,694
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Securities		1,920,047
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Other Securities		6,185,602
ELECTRIC UTILITIES — 0.9%
Portland General Electric Co.	45,329	2,455,472
Other Securities		10,450,756
		12,906,228
ELECTRICAL EQUIPMENT — 0.8%
Other Securities		10,524,736
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Other Securities		36,022,729
ENERGY EQUIPMENT & SERVICES — 1.2%
Other Securities		16,073,355
ENTERTAINMENT — 0.6%
Zynga, Inc. Class A (a)	420,274	2,576,280
Other Securities		5,168,310
		7,744,590
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.3%
Cousins Properties, Inc. REIT	77,240	2,793,771
EastGroup Properties, Inc. REIT	20,933	2,427,809
First Industrial Realty Trust, Inc. REIT	71,379	2,622,464
Hospitality Properties Trust REIT	94,833	2,370,825
Life Storage, Inc. REIT	25,505	2,425,015
Other Securities		100,345,678
		112,985,562
FOOD & STAPLES RETAILING — 0.7%
Casey's General Stores, Inc.	20,110	3,136,959
Other Securities		7,055,810
		10,192,769

See accompanying notes to financial statements.
47

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
FOOD PRODUCTS — 1.2%
Other Securities		$ 16,846,701
GAS UTILITIES — 0.9%
Other Securities		12,517,383
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Haemonetics Corp. (a)	24,193	2,911,386
Penumbra, Inc. (a)(b)	16,717	2,674,720
Other Securities		34,712,076
		40,298,182
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Chemed Corp.	8,645	3,119,462
Other Securities		25,133,474
		28,252,936
HEALTH CARE TECHNOLOGY — 1.0%
Medidata Solutions, Inc. (a)	32,799	2,968,637
Other Securities		10,320,584
		13,289,221
HOTELS, RESTAURANTS & LEISURE — 3.2%
Other Securities		43,539,393
HOUSEHOLD DURABLES — 1.7%
Roku, Inc. (a)(b)	41,044	3,717,766
Other Securities		19,578,247
		23,296,013
HOUSEHOLD PRODUCTS — 0.3%
Other Securities		4,181,285
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Other Securities		4,846,455
INDUSTRIAL CONGLOMERATES — 0.1%
Other Security		758,288
INSURANCE — 2.5%
Hanover Insurance Group, Inc.	22,093	2,834,532
Kemper Corp.	30,450	2,627,531
Primerica, Inc.	22,977	2,756,091
Other Securities		25,587,795
		33,805,949
INTERACTIVE MEDIA & SERVICES — 0.5%
Other Securities		7,495,665
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Other Securities		6,480,375
IT SERVICES — 2.2%
CACI International, Inc. Class A (a)	13,258	2,712,454
MAXIMUS, Inc.	34,564	2,507,272
MongoDB, Inc. (a)(b)	17,375	2,642,564
Science Applications International Corp.	27,748	2,401,867
Security Description	Shares	Value
Other Securities		$ 20,504,945
		30,769,102
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Other Securities		7,327,859
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Other Securities		7,098,083
MACHINERY — 3.6%
ITT, Inc.	46,021	3,013,455
Other Securities		46,366,801
		49,380,256
MARINE — 0.3%
Other Securities		3,462,813
MEDIA — 1.7%
Cable One, Inc.	2,409	2,820,915
New York Times Co. Class A	77,740	2,535,879
Nexstar Media Group, Inc. Class A	24,571	2,481,671
Other Securities		15,249,381
		23,087,846
METALS & MINING — 1.1%
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	5,429	—
Other Securities		15,033,634
		15,033,634
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
Other Securities		16,647,547
MULTI-UTILITIES — 0.4%
Other Securities		5,914,250
MULTILINE RETAIL — 0.1%
Other Securities		1,417,632
OIL, GAS & CONSUMABLE FUELS — 2.5%
CVR Energy, Inc.	51,286	2,563,787
Other Securities		31,338,304
		33,902,091
PAPER & FOREST PRODUCTS — 0.5%
Other Securities		6,541,167
PERSONAL PRODUCTS — 0.4%
Other Securities		5,428,610
PHARMACEUTICALS — 1.2%
Other Securities		16,004,690
PROFESSIONAL SERVICES — 1.3%
Insperity, Inc.	20,574	2,512,908
Other Securities		15,236,714
		17,749,622

See accompanying notes to financial statements.
48

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Other Securities		$ 8,176,582
ROAD & RAIL — 0.7%
Other Securities		9,955,979
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Entegris, Inc.	71,393	2,664,387
Silicon Laboratories, Inc. (a)	22,686	2,345,732
Versum Materials, Inc.	57,761	2,979,312
Other Securities		26,430,628
		34,420,059
SOFTWARE — 5.6%
Coupa Software, Inc. (a)(b)	30,057	3,805,517
Dropbox, Inc. Class A (a)	97,788	2,449,589
Manhattan Associates, Inc. (a)	34,120	2,365,540
Other Securities		68,138,968
		76,759,614
SPECIALTY RETAIL — 2.6%
Williams-Sonoma, Inc. (b)	37,198	2,417,870
Other Securities		33,056,703
		35,474,573
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Other Securities		7,376,826
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Deckers Outdoor Corp. (a)	15,022	2,643,421
Other Securities		10,617,656
		13,261,077
THRIFTS & MORTGAGE FINANCE — 1.7%
MGIC Investment Corp. (a)	194,718	2,558,595
Radian Group, Inc.	118,262	2,702,287
Other Securities		18,354,922
		23,615,804
TOBACCO — 0.2%
Other Securities		2,131,312
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	57,252	2,366,798
Other Securities		18,029,895
		20,396,693
TRANSPORTATION INFRASTRUCTURE — 0.1%
Other Security		2,015,324
WATER UTILITIES — 0.4%
Other Securities		5,018,785
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Other Securities		$ 3,732,703
TOTAL COMMON STOCKS (Cost $1,482,349,732)		1,362,976,137
LIMITED PARTNERSHIPS — 0.0%(d)
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
Other Security (Cost $654,522)		565,027
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a)(c)	24	—
Other Security		8,710
		8,710
CHEMICALS — 0.0% (d)
Other Security		9,762
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Other Security		1,056
MEDIA — 0.0% (d)
Other Security		1,071
PHARMACEUTICALS — 0.0% (d)
Other Security		3,955
ROAD & RAIL — 0.0% (d)
Other Security		84,466
TOTAL RIGHTS (Cost $129,588)		109,020
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e)(f)	1,774,263	1,774,263
State Street Navigator Securities Lending Portfolio III (g)(h)	36,118,010	36,118,010
TOTAL SHORT-TERM INVESTMENTS (Cost $37,892,273)		37,892,273
TOTAL INVESTMENTS — 102.5% (Cost $1,521,026,115)		1,401,542,457
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(34,399,261)
NET ASSETS — 100.0%		$ 1,367,143,196

See accompanying notes to financial statements.
49

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR=	Contingent Value Rights
REIT=	Real Estate Investment Trust
At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	18	09/20/2019	$1,380,783	$1,410,390	$29,607
During the period ended June 30, 2019, average notional value related to futures contracts was $1,412,592  or less than 0.5% of net assets.
See accompanying notes to financial statements.
50

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,362,971,763	$ 4,374	$ 0(a)	$1,362,976,137
Limited Partnerships	565,027	—	—	565,027
Rights	84,466	24,554	0(a)	109,020
Short-Term Investments	37,892,273	—	—	37,892,273
TOTAL INVESTMENTS	$1,401,513,529	$28,928	$ 0	$1,401,542,457
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	29,607	—	—	29,607
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 29,607	$ —	$—	$ 29,607
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,401,543,136	$28,928	$—	$1,401,572,064
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,425,039	$ 3,425,039	$ 79,411,960	$ 81,062,736	$—	$—	1,774,263	$ 1,774,263	$ 74,088
State Street Navigator Securities Lending Government Money Market Portfolio	27,139,654	27,139,654	117,324,886	144,464,540	—	—	—	—	640,376
State Street Navigator Securities Lending Portfolio III	—	—	67,709,508	31,591,498	—	—	36,118,010	36,118,010	176,638
Total		$30,564,693	$264,446,354	$257,118,774	$—	$—		$37,892,273	$891,102
See accompanying notes to financial statements.
51

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Boeing Co.	70,781	$ 25,764,992
Lockheed Martin Corp.	35,931	13,062,356
United Technologies Corp.	109,252	14,224,610
Other Securities		40,448,860
		93,500,818
AIR FREIGHT & LOGISTICS — 0.6%
Other Securities		19,247,844
AIRLINES — 0.5%
Other Securities		16,125,006
AUTO COMPONENTS — 0.2%
Other Securities		7,078,380
AUTOMOBILES — 0.5%
Other Securities		16,262,017
BANKS — 6.1%
Bank of America Corp.	1,220,331	35,389,599
Citigroup, Inc.	294,861	20,649,116
JPMorgan Chase & Co.	413,102	46,184,804
Wells Fargo & Co.	573,115	27,119,802
Other Securities		84,756,452
		214,099,773
BEVERAGES — 1.7%
Coca-Cola Co.	540,196	27,506,780
PepsiCo, Inc.	178,998	23,472,008
Other Securities		9,204,431
		60,183,219
BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	188,575	13,713,174
Amgen, Inc.	77,480	14,278,014
Other Securities		73,479,031
		101,470,219
BUILDING PRODUCTS — 0.3%
Other Securities		9,013,917
CAPITAL MARKETS — 2.7%
Other Securities		94,738,026
CHEMICALS — 1.5%
Other Securities		54,172,388
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Other Securities		24,027,834
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	558,987	30,593,358
Other Securities		12,843,518
		43,436,876
CONSTRUCTION & ENGINEERING — 0.3%
Other Securities		8,871,420
CONSTRUCTION MATERIALS — 0.1%
Other Securities		5,198,801
Security Description	Shares	Value
CONSUMER FINANCE — 0.9%
American Express Co.	105,976	$ 13,081,678
Other Securities		17,845,422
		30,927,100
CONTAINERS & PACKAGING — 0.4%
Other Securities		14,751,767
DISTRIBUTORS — 0.1%
Other Securities		4,331,294
DIVERSIFIED CONSUMER SERVICES — 0.2%
Other Securities		7,616,907
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Securities		2,977,715
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	918,008	30,762,448
Verizon Communications, Inc.	520,053	29,710,628
Other Securities		4,382,130
		64,855,206
ELECTRIC UTILITIES — 1.9%
Other Securities		66,637,441
ELECTRICAL EQUIPMENT — 0.4%
Other Securities		15,388,770
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Other Securities		27,593,237
ENERGY EQUIPMENT & SERVICES — 0.5%
Other Securities		16,601,324
ENTERTAINMENT — 1.9%
Netflix, Inc. (a)	53,898	19,797,813
Walt Disney Co.	228,540	31,913,325
Other Securities		13,917,155
		65,628,293
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.1%
Other Securities		141,953,161
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	55,162	14,577,110
Walmart, Inc.	179,498	19,832,734
Other Securities		15,843,112
		50,252,956
FOOD PRODUCTS — 1.2%
Other Securities		41,048,743
GAS UTILITIES — 0.2%
Other Securities		6,203,818
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	223,221	18,772,886

See accompanying notes to financial statements.
52

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Other Securities		$ 91,549,053
		110,321,939
HEALTH CARE PROVIDERS & SERVICES — 2.6%
UnitedHealth Group, Inc.	120,190	29,327,562
Other Securities		61,452,550
		90,780,112
HEALTH CARE TECHNOLOGY — 0.2%
Other Securities		8,520,223
HOTELS, RESTAURANTS & LEISURE — 2.2%
McDonald's Corp.	95,513	19,834,230
Starbucks Corp.	154,482	12,950,226
Other Securities		45,687,143
		78,471,599
HOUSEHOLD DURABLES — 0.4%
Other Securities		15,551,896
HOUSEHOLD PRODUCTS — 1.6%
Procter & Gamble Co.	318,138	34,883,831
Other Securities		19,581,619
		54,465,450
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Other Securities		4,815,415
INDUSTRIAL CONGLOMERATES — 1.3%
Honeywell International, Inc.	92,003	16,062,804
Other Securities		30,335,585
		46,398,389
INSURANCE — 2.2%
Other Securities		77,207,714
INTERACTIVE MEDIA & SERVICES — 3.0%
Alphabet, Inc. Class A (a)	37,907	41,045,700
Facebook, Inc. Class A (a)	297,167	57,353,231
Other Securities		7,428,851
		105,827,782
INTERNET & DIRECT MARKETING RETAIL — 3.5%
Amazon.com, Inc. (a)	52,122	98,699,783
Other Securities		25,318,759
		124,018,542
IT SERVICES — 5.2%
International Business Machines Corp.	113,409	15,639,101
Mastercard, Inc. Class A	114,558	30,304,028
PayPal Holdings, Inc. (a)	141,861	16,237,410
Visa, Inc. Class A	222,272	38,575,306
Other Securities		79,561,999
		180,317,844
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Other Securities		$ 4,082,561
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Thermo Fisher Scientific, Inc.	51,072	14,998,825
Other Securities		23,976,620
		38,975,445
MACHINERY — 1.9%
Other Securities		67,964,865
MARINE — 0.0% (b)
Other Securities		761,427
MEDIA — 0.7%
Other Securities		23,187,204
METALS & MINING — 0.4%
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	929	—
Other Securities		13,345,516
		13,345,516
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Other Securities		8,728,352
MULTI-UTILITIES — 1.0%
Other Securities		35,344,395
MULTILINE RETAIL — 0.5%
Other Securities		16,739,352
OIL, GAS & CONSUMABLE FUELS — 4.5%
Chevron Corp.	239,650	29,822,046
Exxon Mobil Corp.	538,039	41,229,929
Other Securities		85,166,353
		156,218,328
PAPER & FOREST PRODUCTS — 0.0% (b)
Other Securities		1,530,375
PERSONAL PRODUCTS — 0.2%
Other Securities		6,987,531
PHARMACEUTICALS — 4.0%
Johnson & Johnson	338,417	47,134,720
Merck & Co., Inc.	326,850	27,406,372
Pfizer, Inc.	706,037	30,585,523
Other Securities		34,902,843
		140,029,458
PROFESSIONAL SERVICES — 0.5%
Other Securities		16,239,016
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Other Securities		5,253,387
ROAD & RAIL — 1.1%
Union Pacific Corp.	91,344	15,447,184

See accompanying notes to financial statements.
53

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Other Securities		$ 23,093,537
		38,540,721
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Broadcom, Inc.	48,789	14,044,402
Intel Corp.	568,011	27,190,687
Texas Instruments, Inc.	118,172	13,561,419
Other Securities		76,984,747
		131,781,255
SOFTWARE — 7.6%
Adobe, Inc. (a)	62,162	18,318,165
Microsoft Corp.	955,403	127,985,786
Oracle Corp.	296,589	16,896,675
salesforce.com, Inc. (a)	94,031	14,267,324
Other Securities		86,664,505
		264,132,455
SPECIALTY RETAIL — 2.4%
Home Depot, Inc.	139,846	29,083,773
Other Securities		54,166,845
		83,250,618
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	596,501	118,059,478
Other Securities		14,190,457
		132,249,935
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
NIKE, Inc. Class B	157,777	13,245,379
Other Securities		15,131,836
		28,377,215
THRIFTS & MORTGAGE FINANCE — 0.2%
Other Securities		6,082,206
TOBACCO — 0.8%
Philip Morris International, Inc.	195,485	15,351,437
Other Securities		11,634,415
		26,985,852
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Other Securities		11,533,361
TRANSPORTATION INFRASTRUCTURE — 0.0% (b)
Other Security		487,939
WATER UTILITIES — 0.1%
Other Securities		5,252,325
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Other Securities		3,738,891
TOTAL COMMON STOCKS (Cost $3,264,680,025)		3,488,691,160
Security Description	Shares	Value
LIMITED PARTNERSHIPS — 0.0%(b)
CAPITAL MARKETS — 0.0% (b)
Other Security		$ 75
TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
Other Security		123,790
TOTAL LIMITED PARTNERSHIPS (Cost $141,018)		123,865
PREFERRED STOCKS — 0.0% (b)
MEDIA — 0.0% (b)
Other Security (Cost: $14)		25
RIGHTS — 0.0% (b)
CHEMICALS — 0.0% (b)
Other Security		1,413
DIVERSIFIED FINANCIAL SERVICES — 0.0% (b)
Other Security		227
MEDIA — 0.0% (b)
Other Security		132
PHARMACEUTICALS — 0.0% (b)
Other Security		564
ROAD & RAIL — 0.0% (b)
Other Security		19,439
TOTAL RIGHTS (Cost $25,898)		21,775
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d)(e)	8,556,365	8,556,365
State Street Navigator Securities Lending Portfolio III (f)(g)	12,406,210	12,406,210
TOTAL SHORT-TERM INVESTMENTS (Cost $20,962,575)		20,962,575
TOTAL INVESTMENTS — 100.4% (Cost $3,285,809,530)		3,509,799,400
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(12,577,379)
NET ASSETS — 100.0%		$ 3,497,222,021

See accompanying notes to financial statements.
54

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	65	09/20/2019	$9,413,826	$9,568,650	$154,824
E-Mini Russell 2000 Index (long)	9	09/20/2019	690,643	705,195	14,552
Total unrealized appreciation/depreciation on open futures contracts purchased					$169,376
During the period ended June 30, 2019, average notional value related to futures contracts was $16,284,577 or 0.5% of net assets.
See accompanying notes to financial statements.
55

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,488,689,053	$2,107	$ 0(a)	$3,488,691,160
Limited Partnerships	123,865	—	—	123,865
Preferred Stocks	25	—	—	25
Rights	19,439	2,336	—	21,775
Short-Term Investments	20,962,575	—	—	20,962,575
TOTAL INVESTMENTS	$3,509,794,957	$4,443	$ 0	$3,509,799,400
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	169,376	—	—	169,376
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 169,376	$ —	$—	$ 169,376
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,509,964,333	$4,443	$—	$3,509,968,776
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp	31,091	$ 2,894,261	$ 1,154,725	$ 3,273,796	$(887,710)	$112,520	—	$ —	$ 35,440
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,071,013	4,071,013	98,301,175	93,815,823	—	—	8,556,365	8,556,365	386,413
State Street Navigator Securities Lending Government Money Market Portfolio	10,078,060	10,078,060	37,765,180	47,843,240	—	—	—	—	185,569
State Street Navigator Securities Lending Portfolio III	—	—	25,642,443	13,236,233	—	—	12,406,210	12,406,210	41,787
Total		$17,043,334	$162,863,523	$158,169,092	$(887,710)	$112,520		$20,962,575	$649,209
See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.8%
Boeing Co.	215,093	$ 78,296,003
L3 Technologies, Inc.	19,147	4,694,270
L3Harris Technologies, Inc.	25,120	4,750,946
Lockheed Martin Corp.	60,698	22,066,151
Raytheon Co.	49,493	8,605,843
TransDigm Group, Inc. (a)	20,033	9,691,965
United Technologies Corp.	159,001	20,701,930
		148,807,108
AIR FREIGHT & LOGISTICS — 0.5%
Expeditors International of Washington, Inc.	70,477	5,346,385
FedEx Corp.	44,721	7,342,741
United Parcel Service, Inc. Class B	142,496	14,715,562
		27,404,688
AUTO COMPONENTS — 0.1%
Aptiv PLC	65,717	5,311,905
BANKS — 0.8%
Comerica, Inc.	30,535	2,218,063
First Republic Bank	66,700	6,513,255
SVB Financial Group (a)	21,871	4,912,008
US Bancorp	615,173	32,235,065
		45,878,391
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	68,317	3,786,811
Coca-Cola Co.	822,271	41,870,039
Constellation Brands, Inc. Class A	67,858	13,363,955
Monster Beverage Corp. (a)	163,078	10,409,269
PepsiCo, Inc.	351,856	46,138,877
		115,568,951
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	314,600	22,877,712
Alexion Pharmaceuticals, Inc. (a)	91,025	11,922,454
Amgen, Inc.	165,467	30,492,259
Biogen, Inc. (a)	43,020	10,061,087
Celgene Corp. (a)	136,122	12,583,118
Incyte Corp. (a)	34,875	2,962,980
Regeneron Pharmaceuticals, Inc. (a)	18,985	5,942,305
Vertex Pharmaceuticals, Inc. (a)	104,678	19,195,852
		116,037,767
BUILDING PRODUCTS — 0.1%
Allegion PLC	19,792	2,188,006
Masco Corp.	58,308	2,288,006
		4,476,012
CAPITAL MARKETS — 1.8%
Ameriprise Financial, Inc.	30,804	4,471,509
Cboe Global Markets, Inc.	45,625	4,728,119
Charles Schwab Corp.	254,241	10,217,946
E*TRADE Financial Corp.	61,216	2,730,234
Intercontinental Exchange, Inc.	232,668	19,995,488
MarketAxess Holdings, Inc.	15,400	4,949,868
Security Description	Shares	Value
Moody's Corp.	33,523	$ 6,547,377
MSCI, Inc.	35,033	8,365,530
Nasdaq, Inc.	33,160	3,188,997
Northern Trust Corp.	47,919	4,312,710
S&P Global, Inc.	101,165	23,044,375
T Rowe Price Group, Inc.	49,120	5,388,955
		97,941,108
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	90,542	20,495,993
Celanese Corp.	28,710	3,094,938
CF Industries Holdings, Inc.	39,666	1,852,799
Eastman Chemical Co.	30,931	2,407,360
Ecolab, Inc.	103,419	20,419,047
FMC Corp.	24,591	2,039,823
Linde PLC	149,481	30,015,785
Mosaic Co.	68,532	1,715,356
PPG Industries, Inc.	45,070	5,260,120
Sherwin-Williams Co.	20,636	9,457,272
		96,758,493
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	35,428	8,406,710
Copart, Inc. (a)	57,334	4,285,143
Republic Services, Inc.	38,541	3,339,192
Rollins, Inc.	61,313	2,199,297
Waste Management, Inc.	160,277	18,491,158
		36,721,500
COMMUNICATIONS EQUIPMENT — 2.2%
Arista Networks, Inc. (a)	21,369	5,547,820
Cisco Systems, Inc.	1,759,914	96,320,093
F5 Networks, Inc. (a)	24,895	3,625,459
Motorola Solutions, Inc.	66,563	11,098,049
		116,591,421
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	14,482	3,332,453
Vulcan Materials Co.	25,714	3,530,789
		6,863,242
CONSUMER FINANCE — 0.4%
American Express Co.	140,218	17,308,510
Discover Financial Services	86,528	6,713,707
		24,022,217
CONTAINERS & PACKAGING — 0.2%
Amcor PLC (a)	315,462	3,624,659
Avery Dennison Corp.	16,243	1,878,990
Ball Corp.	92,882	6,500,811
		12,004,460
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
H&R Block, Inc.	52,475	1,537,518
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	381,771	81,382,124

See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Verizon Communications, Inc.	1,698,368	$ 97,027,764
ELECTRIC UTILITIES — 1.1%
Alliant Energy Corp.	55,320	2,715,105
Eversource Energy	71,846	5,443,053
NextEra Energy, Inc.	196,707	40,297,396
Pinnacle West Capital Corp.	46,130	4,340,372
Xcel Energy, Inc.	94,914	5,646,434
		58,442,360
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	95,113	8,640,065
Eaton Corp. PLC	83,646	6,966,039
Rockwell Automation, Inc.	24,823	4,066,752
		19,672,856
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. Class A	47,084	4,517,239
Keysight Technologies, Inc. (a)	77,290	6,941,415
		11,458,654
ENTERTAINMENT — 2.5%
Electronic Arts, Inc. (a)	59,220	5,996,617
Netflix, Inc. (a)	179,448	65,914,839
Take-Two Interactive Software, Inc. (a)	46,939	5,328,985
Walt Disney Co.	402,358	56,185,271
		133,425,712
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
American Tower Corp. REIT	181,255	37,057,585
Apartment Investment & Management Co. Class A REIT	63,723	3,193,797
AvalonBay Communities, Inc. REIT	38,115	7,744,206
Boston Properties, Inc. REIT	33,592	4,333,368
Crown Castle International Corp. REIT	70,346	9,169,601
Digital Realty Trust, Inc. REIT	47,412	5,584,659
Duke Realty Corp. REIT	98,704	3,120,033
Equinix, Inc. REIT	20,530	10,353,074
Equity Residential REIT	102,877	7,810,422
Essex Property Trust, Inc. REIT	19,878	5,802,985
Extra Space Storage, Inc. REIT	34,024	3,609,946
Federal Realty Investment Trust REIT	14,471	1,863,286
HCP, Inc. REIT	196,226	6,275,307
Host Hotels & Resorts, Inc. REIT	143,046	2,606,298
Mid-America Apartment Communities, Inc. REIT	25,889	3,048,689
Public Storage REIT	61,044	14,538,849
Realty Income Corp. REIT	94,475	6,515,941
Regency Centers Corp. REIT	31,131	2,077,683
SBA Communications Corp. REIT (a)	27,232	6,122,843
Simon Property Group, Inc. REIT	84,620	13,518,891
Security Description	Shares	Value
UDR, Inc. REIT	61,935	$ 2,780,262
Vornado Realty Trust REIT	36,219	2,321,638
Welltower, Inc. REIT	166,356	13,563,005
		173,012,368
FOOD & STAPLES RETAILING — 0.2%
Sysco Corp.	123,321	8,721,261
FOOD PRODUCTS — 0.5%
Hershey Co.	35,422	4,747,611
Hormel Foods Corp. (c)	111,840	4,533,994
Kellogg Co.	103,767	5,558,798
Lamb Weston Holdings, Inc.	59,825	3,790,512
McCormick & Co., Inc.	50,030	7,755,150
		26,386,065
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	28,030	2,958,847
HEALTH CARE EQUIPMENT & SUPPLIES — 5.4%
Abbott Laboratories	721,553	60,682,607
ABIOMED, Inc. (a)	18,593	4,843,291
Align Technology, Inc. (a)	14,829	4,058,697
Baxter International, Inc.	83,176	6,812,114
Becton Dickinson and Co.	69,093	17,412,127
Boston Scientific Corp. (a)	570,958	24,539,775
Cooper Cos., Inc.	8,616	2,902,644
Danaher Corp.	144,676	20,677,094
Edwards Lifesciences Corp. (a)	85,508	15,796,748
Hologic, Inc. (a)	60,945	2,926,579
IDEXX Laboratories, Inc. (a)	35,342	9,730,713
Intuitive Surgical, Inc. (a)	47,123	24,718,370
Medtronic PLC	551,596	53,719,934
ResMed, Inc.	58,521	7,141,318
Stryker Corp.	74,720	15,360,938
Teleflex, Inc.	18,863	6,246,482
Varian Medical Systems, Inc. (a)	37,049	5,043,480
Zimmer Biomet Holdings, Inc.	83,704	9,855,309
		292,468,220
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cigna Corp.	88,636	13,964,602
DaVita, Inc. (a)	52,099	2,931,090
HCA Healthcare, Inc.	109,304	14,774,622
Henry Schein, Inc. (a)	28,110	1,964,889
Humana, Inc.	55,820	14,809,046
Universal Health Services, Inc. Class B	19,847	2,587,850
WellCare Health Plans, Inc. (a)	20,263	5,776,373
		56,808,472
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	133,678	9,798,597
HOTELS, RESTAURANTS & LEISURE — 2.4%
Chipotle Mexican Grill, Inc. (a)	10,098	7,400,622
Darden Restaurants, Inc.	35,817	4,360,003

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	121,466	$ 11,872,087
Marriott International, Inc. Class A	46,751	6,558,698
McDonald's Corp.	313,338	65,067,769
Starbucks Corp.	253,944	21,288,126
Yum! Brands, Inc.	126,887	14,042,584
		130,589,889
HOUSEHOLD DURABLES — 0.1%
Garmin, Ltd.	30,729	2,452,174
Newell Brands, Inc. (c)	90,278	1,392,087
		3,844,261
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	100,891	7,371,096
Clorox Co.	52,527	8,042,409
Colgate-Palmolive Co.	201,712	14,456,699
Kimberly-Clark Corp.	75,945	10,121,950
Procter & Gamble Co.	574,986	63,047,215
		103,039,369
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Energy, Inc.	114,707	4,028,510
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	120,982	20,971,020
Honeywell International, Inc.	149,122	26,035,210
Roper Technologies, Inc.	42,612	15,607,071
		62,613,301
INSURANCE — 0.8%
Aon PLC	61,588	11,885,252
Arthur J Gallagher & Co.	50,453	4,419,178
Cincinnati Financial Corp.	30,031	3,113,314
Marsh & McLennan Cos., Inc.	129,567	12,924,308
Progressive Corp.	126,887	10,142,078
Torchmark Corp.	18,571	1,661,362
		44,145,492
INTERACTIVE MEDIA & SERVICES — 8.7%
Alphabet, Inc. Class A (a)	123,036	133,223,381
Alphabet, Inc. Class C (a)	125,965	136,156,828
Facebook, Inc. Class A (a)	987,437	190,575,341
TripAdvisor, Inc. (a)	28,054	1,298,619
Twitter, Inc. (a)	300,492	10,487,171
		471,741,340
INTERNET & DIRECT MARKETING RETAIL — 6.4%
Amazon.com, Inc. (a)	169,798	321,534,587
Booking Holdings, Inc. (a)	8,507	15,948,158
eBay, Inc.	127,963	5,054,539
Expedia Group, Inc.	29,446	3,917,201
		346,454,485
IT SERVICES — 7.8%
Accenture PLC Class A	120,708	22,303,217
Akamai Technologies, Inc. (a)	66,864	5,358,481
Alliance Data Systems Corp.	19,316	2,706,751
Security Description	Shares	Value
Automatic Data Processing, Inc.	178,403	$ 29,495,368
Broadridge Financial Solutions, Inc.	47,808	6,104,125
Fidelity National Information Services, Inc.	133,465	16,373,486
Fiserv, Inc. (a) (c)	162,269	14,792,442
FleetCor Technologies, Inc. (a)	21,041	5,909,365
Gartner, Inc. (a)	36,632	5,895,554
Global Payments, Inc.	65,021	10,411,813
Jack Henry & Associates, Inc.	14,842	1,987,641
Mastercard, Inc. Class A	369,413	97,720,821
Paychex, Inc.	81,174	6,679,808
PayPal Holdings, Inc. (a)	481,345	55,094,749
Total System Services, Inc.	46,453	5,958,526
VeriSign, Inc. (a)	43,925	9,187,353
Visa, Inc. Class A (c)	714,789	124,051,631
Western Union Co. (c)	74,891	1,489,582
		421,520,713
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	26,659	2,817,323
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	69,464	5,186,877
Illumina, Inc. (a)	60,314	22,204,599
IQVIA Holdings, Inc. (a)	46,672	7,509,525
Mettler-Toledo International, Inc. (a)	6,559	5,509,560
PerkinElmer, Inc.	23,942	2,306,572
Thermo Fisher Scientific, Inc.	164,451	48,295,970
Waters Corp. (a)	17,171	3,695,886
		94,708,989
MACHINERY — 0.6%
Flowserve Corp.	28,310	1,491,654
Illinois Tool Works, Inc.	50,101	7,555,732
Ingersoll-Rand PLC	99,996	12,666,494
Wabtec Corp. (c)	30,707	2,203,534
Xylem, Inc.	73,788	6,171,628
		30,089,042
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	30,781	12,164,036
Comcast Corp. Class A	853,086	36,068,476
Fox Corp. Class A	66,061	2,420,475
Fox Corp. Class B	30,664	1,120,156
		51,773,143
METALS & MINING — 0.1%
Freeport-McMoRan, Inc.	267,789	3,109,030
MULTI-UTILITIES — 0.5%
Ameren Corp.	100,256	7,530,228
CMS Energy Corp.	64,805	3,752,858
Dominion Energy, Inc.	154,082	11,913,620
WEC Energy Group, Inc.	61,904	5,160,936
		28,357,642

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
MULTILINE RETAIL — 0.3%
Dollar General Corp.	107,434	$ 14,520,779
Macy's, Inc.	52,999	1,137,359
Nordstrom, Inc. (c)	22,668	722,202
		16,380,340
OIL, GAS & CONSUMABLE FUELS — 3.3%
Anadarko Petroleum Corp.	204,351	14,419,006
Apache Corp.	155,576	4,507,037
Cabot Oil & Gas Corp.	121,793	2,796,367
Cimarex Energy Co.	22,048	1,308,108
Concho Resources, Inc.	45,036	4,646,814
ConocoPhillips	465,269	28,381,409
Devon Energy Corp.	170,694	4,868,193
Diamondback Energy, Inc.	63,553	6,925,370
Exxon Mobil Corp.	972,490	74,521,909
Hess Corp.	56,566	3,595,901
HollyFrontier Corp.	65,072	3,011,532
Marathon Oil Corp.	340,346	4,836,317
Occidental Petroleum Corp.	308,195	15,496,045
ONEOK, Inc.	96,308	6,626,953
		175,940,961
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	61,366	11,236,728
PHARMACEUTICALS — 6.4%
Bristol-Myers Squibb Co.	339,863	15,412,787
Eli Lilly & Co.	354,573	39,283,143
Johnson & Johnson	643,933	89,686,988
Merck & Co., Inc.	1,056,804	88,613,016
Pfizer, Inc.	2,283,251	98,910,433
Zoetis, Inc.	107,749	12,228,434
		344,134,801
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	30,069	4,066,531
IHS Markit, Ltd. (a)	150,118	9,565,519
Robert Half International, Inc.	22,108	1,260,377
Verisk Analytics, Inc.	46,860	6,863,116
		21,755,543
ROAD & RAIL — 1.7%
CSX Corp.	317,833	24,590,739
JB Hunt Transport Services, Inc.	24,382	2,228,759
Kansas City Southern	18,675	2,274,989
Norfolk Southern Corp.	75,055	14,960,713
Union Pacific Corp.	291,040	49,217,774
		93,272,974
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Advanced Micro Devices, Inc. (a) (c)	359,892	10,929,920
Analog Devices, Inc.	81,639	9,214,594
Broadcom, Inc.	162,512	46,780,704
Intel Corp.	1,235,859	59,160,570
KLA-Tencor Corp.	37,508	4,433,446
Maxim Integrated Products, Inc.	66,941	4,004,411
Microchip Technology, Inc. (c)	49,740	4,312,458
Security Description	Shares	Value
NVIDIA Corp.	131,862	$ 21,655,696
QUALCOMM, Inc.	257,467	19,585,515
Skyworks Solutions, Inc.	44,487	3,437,511
Texas Instruments, Inc.	254,078	29,157,991
Xilinx, Inc.	102,857	12,128,897
		224,801,713
SOFTWARE — 11.9%
Adobe, Inc. (a)	200,529	59,085,870
ANSYS, Inc. (a)	34,084	6,981,085
Autodesk, Inc. (a)	89,126	14,518,626
Cadence Design Systems, Inc. (a)	67,941	4,810,902
Citrix Systems, Inc.	52,387	5,141,260
Fortinet, Inc. (a)	59,321	4,557,633
Intuit, Inc.	105,854	27,662,826
Microsoft Corp.	3,146,971	421,568,235
Oracle Corp.	498,893	28,421,934
Red Hat, Inc. (a)	72,116	13,540,500
salesforce.com, Inc. (a)	319,166	48,427,057
Synopsys, Inc. (a)	35,157	4,524,354
		639,240,282
SPECIALTY RETAIL — 2.6%
Advance Auto Parts, Inc.	19,447	2,997,561
AutoZone, Inc. (a)	10,086	11,089,254
CarMax, Inc. (a) (c)	32,067	2,784,378
Foot Locker, Inc.	22,868	958,627
Home Depot, Inc.	208,057	43,269,614
Lowe's Cos., Inc.	148,027	14,937,405
O'Reilly Automotive, Inc. (a)	32,178	11,883,979
Ross Stores, Inc.	86,059	8,530,168
Tiffany & Co. (c)	20,213	1,892,745
TJX Cos., Inc.	498,499	26,360,627
Tractor Supply Co.	50,150	5,456,320
Ulta Salon Cosmetics & Fragrance, Inc. (a)	22,854	7,927,824
		138,088,502
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NetApp, Inc.	102,807	6,343,192
Seagate Technology PLC	68,080	3,207,930
		9,551,122
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	62,772	1,080,934
NIKE, Inc. Class B	264,640	22,216,528
Tapestry, Inc.	80,051	2,540,018
Under Armour, Inc. Class A (a) (c)	50,078	1,269,477
Under Armour, Inc. Class C (a)	51,180	1,136,196
VF Corp.	132,084	11,537,538
		39,780,691
TOBACCO — 0.5%
Philip Morris International, Inc.	324,689	25,497,827

See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	234,057	$ 7,627,917
United Rentals, Inc. (a)	17,422	2,310,680
W.W. Grainger, Inc.	18,947	5,082,154
		15,020,751
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	46,880	5,438,080
TOTAL COMMON STOCKS (Cost $4,849,429,433)		5,386,460,925
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e) (Cost $2,566,431)	2,566,431	2,566,431
TOTAL INVESTMENTS — 100.0% (Cost $4,851,995,864)		5,389,027,356
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		1,862,928
NET ASSETS — 100.0%		$ 5,390,890,284

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,386,460,925	$—	$—	$5,386,460,925
Short-Term Investment	2,566,431	—	—	2,566,431
TOTAL INVESTMENTS	$5,389,027,356	$—	$—	$5,389,027,356
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,739,848	$1,739,848	$129,031,253	$128,204,670	$—	$—	2,566,431	$2,566,431	$ 89,752
State Street Navigator Securities Lending Government Money Market Portfolio	34,656	34,656	4,910,471	4,945,127	—	—	—	—	122,855
State Street Navigator Securities Lending Portfolio III	—	—	3,895,216	3,895,216	—	—	—	—	219
Total		$1,774,504	$137,836,940	$137,045,013	$—	$—		$2,566,431	$212,826
See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUTOMOBILES — 3.7%
Ford Motor Co.	2,319,149	$ 23,724,894
General Motors Co.	523,126	20,156,045
Harley-Davidson, Inc. (a)	546,918	19,596,072
		63,477,011
BANKS — 4.8%
Huntington Bancshares, Inc.	1,484,163	20,511,133
KeyCorp	1,182,575	20,990,706
People's United Financial, Inc.	1,217,198	20,424,582
Regions Financial Corp.	1,287,073	19,228,871
		81,155,292
BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	232,282	16,891,547
CAPITAL MARKETS — 1.3%
Invesco, Ltd.	1,062,903	21,746,995
CHEMICALS — 1.2%
LyondellBasell Industries NV Class A	237,753	20,477,666
CONTAINERS & PACKAGING — 2.1%
International Paper Co.	431,113	18,675,815
Westrock Co.	476,907	17,392,798
		36,068,613
DIVERSIFIED CONSUMER SERVICES — 1.3%
H&R Block, Inc. (a)	776,702	22,757,369
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	652,337	21,859,813
CenturyLink, Inc.	1,356,450	15,951,852
Verizon Communications, Inc.	349,781	19,982,988
		57,794,653
ELECTRIC UTILITIES — 7.8%
Duke Energy Corp.	230,253	20,317,525
Edison International	362,017	24,403,566
Entergy Corp.	225,038	23,163,161
FirstEnergy Corp.	508,183	21,755,314
PPL Corp.	648,544	20,111,350
Southern Co.	415,865	22,989,017
		132,739,933
ELECTRICAL EQUIPMENT — 1.4%
Eaton Corp. PLC	284,273	23,674,255
ENERGY EQUIPMENT & SERVICES — 2.2%
Helmerich & Payne, Inc.	379,448	19,207,658
Schlumberger, Ltd.	458,005	18,201,119
		37,408,777
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 21.0%
Crown Castle International Corp. REIT	178,222	23,231,238
Digital Realty Trust, Inc. REIT	191,771	22,588,706
Security Description	Shares	Value
Extra Space Storage, Inc. REIT	216,709	$ 22,992,825
HCP, Inc. REIT	669,400	21,407,412
Host Hotels & Resorts, Inc. REIT	1,161,220	21,157,428
Iron Mountain, Inc. REIT (a)	555,525	17,387,933
Kimco Realty Corp. REIT	1,217,131	22,492,581
Macerich Co. REIT (a)	443,452	14,851,207
Mid-America Apartment Communities, Inc. REIT	199,501	23,493,238
Public Storage REIT	98,415	23,439,501
Realty Income Corp. REIT	310,638	21,424,703
Regency Centers Corp. REIT	324,891	21,683,225
Simon Property Group, Inc. REIT	113,811	18,182,445
SL Green Realty Corp. REIT	231,183	18,580,178
Ventas, Inc. REIT	322,235	22,024,762
Welltower, Inc. REIT	268,628	21,901,241
Weyerhaeuser Co. REIT	793,079	20,889,701
		357,728,324
FOOD PRODUCTS — 3.5%
Campbell Soup Co. (a)	574,425	23,017,210
General Mills, Inc.	458,273	24,068,498
Kraft Heinz Co.	428,770	13,309,021
		60,394,729
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	410,525	19,335,728
HOUSEHOLD DURABLES — 3.4%
Leggett & Platt, Inc.	503,970	19,337,329
Newell Brands, Inc. (a)	951,095	14,665,885
Whirlpool Corp.	162,299	23,104,885
		57,108,099
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	1,255,453	21,041,392
INSURANCE — 4.0%
MetLife, Inc.	443,393	22,023,330
Principal Financial Group, Inc.	406,540	23,546,797
Prudential Financial, Inc.	218,437	22,062,137
		67,632,264
IT SERVICES — 2.5%
International Business Machines Corp.	150,504	20,754,501
Western Union Co. (a)	1,097,976	21,838,743
		42,593,244
MEDIA — 1.2%
Interpublic Group of Cos., Inc.	897,575	20,276,219
MULTI-UTILITIES — 3.7%
CenterPoint Energy, Inc.	662,754	18,974,647
Consolidated Edison, Inc.	256,829	22,518,767
Dominion Energy, Inc.	288,753	22,326,382
		63,819,796
MULTILINE RETAIL — 3.3%
Kohl's Corp.	291,487	13,860,207

See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Macy's, Inc.	813,906	$ 17,466,422
Target Corp.	282,444	24,462,475
		55,789,104
OIL, GAS & CONSUMABLE FUELS — 8.6%
Chevron Corp.	175,859	21,883,894
Exxon Mobil Corp.	279,571	21,423,526
Kinder Morgan, Inc.	1,140,963	23,823,307
Occidental Petroleum Corp.	307,062	15,439,077
ONEOK, Inc.	318,626	21,924,655
Valero Energy Corp.	252,845	21,646,061
Williams Cos., Inc.	753,268	21,121,635
		147,262,155
PERSONAL PRODUCTS — 2.2%
Coty, Inc. Class A	2,848,415	38,168,761
PROFESSIONAL SERVICES — 1.0%
Nielsen Holdings PLC	789,105	17,833,773
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Broadcom, Inc.	75,749	21,805,107
QUALCOMM, Inc.	392,498	29,857,323
		51,662,430
SPECIALTY RETAIL — 1.1%
L Brands, Inc.	718,709	18,758,305
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.5%
Seagate Technology PLC	487,211	22,957,383
Western Digital Corp.	496,951	23,630,020
Xerox Corp.	833,681	29,520,644
		76,108,047
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Hanesbrands, Inc.	1,356,977	23,367,144
Security Description	Shares	Value
TOBACCO — 2.6%
Altria Group, Inc.	460,278	$ 21,794,163
Philip Morris International, Inc.	278,988	21,908,928
		43,703,091
TOTAL COMMON STOCKS (Cost $1,682,013,900)		1,696,774,716
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c)	3,058,759	3,058,759
State Street Navigator Securities Lending Portfolio III (d) (e)	19,250	19,250
TOTAL SHORT-TERM INVESTMENTS (Cost $3,078,009)		3,078,009
TOTAL INVESTMENTS — 99.7% (Cost $1,685,091,909)		1,699,852,725
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		4,908,218
NET ASSETS — 100.0%		$ 1,704,760,943
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,696,774,716	$—	$—	$1,696,774,716
Short-Term Investments	3,078,009	—	—	3,078,009
TOTAL INVESTMENTS	$1,699,852,725	$—	$—	$1,699,852,725
See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	330,421	$330,421	$ 88,050,728	$ 85,322,390	$—	$—	3,058,759	$3,058,759	$ 21,331
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	32,008,422	32,008,422	—	—	—	—	324,764
State Street Navigator Securities Lending Portfolio III	—	—	43,661,328	43,642,078	—	—	19,250	19,250	2,941
Total		$330,421	$163,720,478	$160,972,890	$—	$—		$3,078,009	$349,036
See accompanying notes to financial statements.
64

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
Arconic, Inc.	106,759	$ 2,756,517
General Dynamics Corp.	68,977	12,541,398
Huntington Ingalls Industries, Inc.	10,698	2,404,269
L3 Technologies, Inc.	8,014	1,964,792
L3Harris Technologies, Inc.	16,548	3,129,723
Lockheed Martin Corp.	24,989	9,084,501
Northrop Grumman Corp.	43,106	13,927,980
Raytheon Co.	40,682	7,073,786
Textron, Inc.	61,299	3,251,299
United Technologies Corp.	106,932	13,922,547
		70,056,812
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	34,336	2,896,242
FedEx Corp.	33,494	5,499,380
United Parcel Service, Inc. Class B	88,520	9,141,460
		17,537,082
AIRLINES — 0.9%
Alaska Air Group, Inc.	30,782	1,967,278
American Airlines Group, Inc.	103,479	3,374,450
Delta Air Lines, Inc.	151,422	8,593,198
Southwest Airlines Co.	126,968	6,447,435
United Continental Holdings, Inc. (a)	57,551	5,038,590
		25,420,951
AUTO COMPONENTS — 0.2%
Aptiv PLC	25,632	2,071,835
BorgWarner, Inc.	52,041	2,184,681
		4,256,516
AUTOMOBILES — 0.9%
Ford Motor Co.	992,454	10,152,805
General Motors Co.	333,023	12,831,376
Harley-Davidson, Inc.	40,587	1,454,232
		24,438,413
BANKS — 10.8%
Bank of America Corp.	2,248,129	65,195,741
BB&T Corp.	193,250	9,494,373
Citigroup, Inc.	587,942	41,173,578
Citizens Financial Group, Inc.	118,022	4,173,258
Comerica, Inc.	21,697	1,576,070
Fifth Third Bancorp	184,892	5,158,487
Huntington Bancshares, Inc.	268,164	3,706,027
JPMorgan Chase & Co.	824,644	92,195,199
KeyCorp	260,159	4,617,822
M&T Bank Corp.	35,292	6,002,110
People's United Financial, Inc.	101,184	1,697,868
PNC Financial Services Group, Inc.	114,494	15,717,736
Regions Financial Corp.	262,110	3,915,923
SunTrust Banks, Inc.	112,873	7,094,068
Wells Fargo & Co.	1,028,396	48,663,699
Zions Bancorp NA	47,784	2,197,108
		312,579,067
Security Description	Shares	Value
BEVERAGES — 1.6%
Coca-Cola Co.	467,129	$ 23,786,209
Molson Coors Brewing Co. Class B	46,760	2,618,560
PepsiCo, Inc.	139,058	18,234,675
		44,639,444
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	180,365	13,116,143
Amgen, Inc.	53,396	9,839,815
Biogen, Inc. (a)	23,212	5,428,590
Celgene Corp. (a)	94,381	8,724,580
Gilead Sciences, Inc.	323,505	21,855,998
Incyte Corp. (a)	22,919	1,947,198
Regeneron Pharmaceuticals, Inc. (a)	7,952	2,488,976
		63,401,300
BUILDING PRODUCTS — 0.5%
Allegion PLC	11,862	1,311,344
AO Smith Corp.	35,784	1,687,574
Fortune Brands Home & Security, Inc.	35,172	2,009,376
Johnson Controls International PLC	202,533	8,366,638
Masco Corp.	40,149	1,575,447
		14,950,379
CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc.	13,048	1,202,243
Ameriprise Financial, Inc.	16,038	2,328,076
Bank of New York Mellon Corp.	221,895	9,796,664
BlackRock, Inc.	30,187	14,166,759
Charles Schwab Corp.	144,789	5,819,070
CME Group, Inc.	90,797	17,624,606
E*TRADE Financial Corp.	25,932	1,156,567
Franklin Resources, Inc.	74,167	2,581,012
Goldman Sachs Group, Inc.	86,918	17,783,423
Invesco, Ltd.	102,309	2,093,242
Moody's Corp.	21,556	4,210,102
Morgan Stanley	328,845	14,406,699
Nasdaq, Inc.	8,589	826,004
Northern Trust Corp.	25,888	2,329,920
Raymond James Financial, Inc.	32,096	2,713,717
State Street Corp. (b)	95,369	5,346,386
T Rowe Price Group, Inc.	30,508	3,347,033
		107,731,523
CHEMICALS — 2.3%
Albemarle Corp. (c)	26,545	1,869,034
Celanese Corp.	15,594	1,681,033
CF Industries Holdings, Inc.	32,564	1,521,064
Corteva, Inc. (a)	189,763	5,611,292
Dow, Inc.	191,076	9,421,958
DuPont de Nemours, Inc.	189,763	14,245,508
Eastman Chemical Co.	16,089	1,252,207
FMC Corp.	18,780	1,557,801
International Flavors & Fragrances, Inc. (c)	25,660	3,723,009
Linde PLC	46,233	9,283,586

See accompanying notes to financial statements.
65

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
LyondellBasell Industries NV Class A	76,885	$ 6,622,105
Mosaic Co.	46,953	1,175,234
PPG Industries, Inc.	32,325	3,772,651
Sherwin-Williams Co.	7,952	3,644,322
		65,380,804
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Copart, Inc. (a)	16,392	1,225,138
Republic Services, Inc.	30,941	2,680,728
		3,905,866
COMMUNICATIONS EQUIPMENT — 0.1%
Juniper Networks, Inc.	86,220	2,296,039
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	29,759	2,511,362
Quanta Services, Inc.	36,302	1,386,373
		3,897,735
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	6,817	1,568,660
Vulcan Materials Co.	17,058	2,342,234
		3,910,894
CONSUMER FINANCE — 1.0%
American Express Co.	87,739	10,830,502
Capital One Financial Corp.	118,644	10,765,757
Discover Financial Services	29,256	2,269,973
Synchrony Financial	166,456	5,771,029
		29,637,261
CONTAINERS & PACKAGING — 0.6%
Amcor PLC (a)	213,634	2,454,654
Avery Dennison Corp.	11,637	1,346,168
Ball Corp.	27,832	1,947,962
International Paper Co.	102,000	4,418,640
Packaging Corp. of America	23,524	2,242,308
Sealed Air Corp.	39,058	1,670,901
Westrock Co.	63,270	2,307,457
		16,388,090
DISTRIBUTORS — 0.2%
Genuine Parts Co.	37,052	3,837,846
LKQ Corp. (a)	79,222	2,108,098
		5,945,944
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	21,848	640,146
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. Class B (a)	256,120	54,597,100
Jefferies Financial Group, Inc.	69,895	1,344,081
		55,941,181
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	1,855,187	62,167,317
Security Description	Shares	Value
CenturyLink, Inc.	237,212	$ 2,789,613
		64,956,930
ELECTRIC UTILITIES — 3.0%
Alliant Energy Corp.	25,321	1,242,755
American Electric Power Co., Inc.	125,416	11,037,862
Duke Energy Corp.	185,069	16,330,489
Edison International	82,057	5,531,462
Entergy Corp.	48,167	4,957,829
Evergy, Inc.	62,088	3,734,593
Eversource Energy	35,643	2,700,314
Exelon Corp.	246,155	11,800,671
FirstEnergy Corp.	127,830	5,472,402
PPL Corp.	181,267	5,621,090
Southern Co.	264,593	14,626,701
Xcel Energy, Inc.	71,519	4,254,665
		87,310,833
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	56,714	4,723,142
Emerson Electric Co.	156,783	10,460,562
Rockwell Automation, Inc.	15,011	2,459,252
		17,642,956
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	47,255	4,533,645
Corning, Inc.	200,958	6,677,834
FLIR Systems, Inc.	34,515	1,867,262
IPG Photonics Corp. (a)	8,940	1,378,995
TE Connectivity, Ltd.	86,235	8,259,588
		22,717,324
ENERGY EQUIPMENT & SERVICES — 1.0%
Baker Hughes a GE Co.	130,059	3,203,353
Halliburton Co.	220,204	5,007,439
Helmerich & Payne, Inc.	27,148	1,374,232
National Oilwell Varco, Inc.	95,710	2,127,633
Schlumberger, Ltd.	351,828	13,981,645
TechnipFMC PLC	106,042	2,750,729
		28,445,031
ENTERTAINMENT — 1.5%
Activision Blizzard, Inc.	194,089	9,161,001
Electronic Arts, Inc. (a)	39,576	4,007,466
Viacom, Inc. Class B	88,200	2,634,534
Walt Disney Co.	194,599	27,173,804
		42,976,805
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	28,698	4,049,001
AvalonBay Communities, Inc. REIT	11,042	2,243,514
Boston Properties, Inc. REIT	18,089	2,333,481
Crown Castle International Corp. REIT	62,373	8,130,321
Digital Realty Trust, Inc. REIT	23,199	2,732,610
Duke Realty Corp. REIT	29,469	931,515

See accompanying notes to financial statements.
66

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Equinix, Inc. REIT	8,550	$ 4,311,679
Equity Residential REIT	29,398	2,231,896
Essex Property Trust, Inc. REIT	4,218	1,231,361
Extra Space Storage, Inc. REIT	10,728	1,138,241
Federal Realty Investment Trust REIT	9,529	1,226,954
Host Hotels & Resorts, Inc. REIT	98,088	1,787,163
Iron Mountain, Inc. REIT (c)	71,440	2,236,072
Kimco Realty Corp. REIT	105,148	1,943,135
Macerich Co. REIT (c)	26,440	885,476
Mid-America Apartment Communities, Inc. REIT	12,528	1,475,297
Prologis, Inc. REIT	160,055	12,820,405
Realty Income Corp. REIT	21,219	1,463,474
Regency Centers Corp. REIT	23,251	1,551,772
SBA Communications Corp. REIT (a)	12,193	2,741,474
Simon Property Group, Inc. REIT	25,717	4,108,548
SL Green Realty Corp. REIT	21,281	1,710,354
UDR, Inc. REIT	31,600	1,418,524
Ventas, Inc. REIT	93,885	6,417,040
Vornado Realty Trust REIT	21,226	1,360,587
Weyerhaeuser Co. REIT	188,766	4,972,096
		77,451,990
FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	111,450	29,451,777
Kroger Co.	205,031	4,451,223
Sysco Corp.	44,820	3,169,670
Walmart, Inc.	355,595	39,289,692
Walgreens Boots Alliance, Inc.	197,634	10,804,651
		87,167,013
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	140,942	5,750,434
Campbell Soup Co.	48,030	1,924,562
Conagra Brands, Inc.	121,120	3,212,102
General Mills, Inc.	151,794	7,972,221
Hershey Co.	13,624	1,826,025
J.M. Smucker Co.	28,930	3,332,447
Kraft Heinz Co.	156,312	4,851,924
Mondelez International, Inc. Class A	365,494	19,700,127
Tyson Foods, Inc. Class A	74,452	6,011,254
		54,581,096
GAS UTILITIES — 0.1%
Atmos Energy Corp.	12,395	1,308,416
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Align Technology, Inc. (a)	8,940	2,446,878
Baxter International, Inc.	68,526	5,612,279
Becton Dickinson and Co.	25,041	6,310,583
Cooper Cos., Inc.	7,052	2,375,748
Danaher Corp.	70,025	10,007,973
DENTSPLY SIRONA, Inc.	59,770	3,488,177
Hologic, Inc. (a)	30,271	1,453,614
Security Description	Shares	Value
Stryker Corp.	32,069	$ 6,592,745
		38,287,997
HEALTH CARE PROVIDERS & SERVICES — 4.6%
AmerisourceBergen Corp.	39,659	3,381,326
Anthem, Inc.	65,361	18,445,528
Cardinal Health, Inc.	75,331	3,548,090
Centene Corp. (a)	105,126	5,512,807
Cigna Corp.	41,578	6,550,614
CVS Health Corp.	330,169	17,990,909
Henry Schein, Inc. (a)	20,818	1,455,178
Laboratory Corp. of America Holdings (a)	25,222	4,360,884
McKesson Corp.	48,964	6,580,272
Quest Diagnostics, Inc.	33,867	3,447,999
UnitedHealth Group, Inc.	241,572	58,945,984
Universal Health Services, Inc. Class B	9,151	1,193,199
		131,412,790
HOTELS, RESTAURANTS & LEISURE — 1.4%
Carnival Corp.	100,680	4,686,654
Darden Restaurants, Inc.	9,258	1,126,976
Marriott International, Inc. Class A	42,724	5,993,750
MGM Resorts International	127,093	3,631,047
Norwegian Cruise Line Holdings, Ltd. (a)	54,840	2,941,069
Royal Caribbean Cruises, Ltd.	43,330	5,252,029
Starbucks Corp.	150,927	12,652,211
Wynn Resorts, Ltd.	24,744	3,068,009
		39,351,745
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	86,636	3,736,611
Garmin, Ltd.	11,353	905,969
Leggett & Platt, Inc.	32,508	1,247,332
Lennar Corp. Class A	73,801	3,576,396
Mohawk Industries, Inc. (a)	15,583	2,298,025
Newell Brands, Inc.	50,911	785,048
PulteGroup, Inc.	64,380	2,035,696
Whirlpool Corp.	15,971	2,273,631
		16,858,708
HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	93,783	6,721,428
Kimberly-Clark Corp.	40,140	5,349,859
Procter & Gamble Co.	280,556	30,762,965
		42,834,252
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	165,198	2,768,719
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	71,732	12,434,025
General Electric Co.	2,216,778	23,276,169

See accompanying notes to financial statements.
67

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Honeywell International, Inc.	92,566	$ 16,161,098
		51,871,292
INSURANCE — 4.4%
Aflac, Inc.	190,807	10,458,132
Allstate Corp.	83,851	8,526,808
American International Group, Inc.	221,446	11,798,643
Aon PLC	22,492	4,340,506
Arthur J Gallagher & Co.	15,006	1,314,376
Assurant, Inc.	15,753	1,675,804
Chubb, Ltd.	115,809	17,057,508
Cincinnati Financial Corp.	19,698	2,042,092
Everest Re Group, Ltd.	10,220	2,526,180
Hartford Financial Services Group, Inc.	90,607	5,048,622
Lincoln National Corp.	53,822	3,468,828
Loews Corp.	70,024	3,828,212
Marsh & McLennan Cos., Inc.	47,466	4,734,733
MetLife, Inc.	241,744	12,007,424
Principal Financial Group, Inc.	65,648	3,802,332
Progressive Corp.	69,651	5,567,204
Prudential Financial, Inc.	103,450	10,448,450
Torchmark Corp.	14,095	1,260,939
Travelers Cos., Inc.	66,375	9,924,390
Unum Group	54,428	1,826,059
Willis Towers Watson PLC	32,689	6,261,251
		127,918,493
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
TripAdvisor, Inc. (a)	10,475	484,888
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Booking Holdings, Inc. (a)	5,764	10,805,828
eBay, Inc.	134,505	5,312,948
Expedia Group, Inc.	11,146	1,482,752
		17,601,528
IT SERVICES — 2.4%
Accenture PLC Class A	87,338	16,137,442
Cognizant Technology Solutions Corp. Class A	145,152	9,201,185
DXC Technology Co.	67,748	3,736,302
FleetCor Technologies, Inc. (a)	8,840	2,482,714
International Business Machines Corp.	225,567	31,105,689
Jack Henry & Associates, Inc.	10,135	1,357,279
Paychex, Inc.	30,337	2,496,432
Total System Services, Inc.	13,316	1,708,044
Western Union Co. (c)	63,945	1,271,866
		69,496,953
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	12,552	1,326,495
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	37,404	$ 2,792,957
IQVIA Holdings, Inc. (a)	10,719	1,724,687
Mettler-Toledo International, Inc. (a)	2,288	1,921,920
PerkinElmer, Inc.	13,585	1,308,779
Waters Corp. (a)	7,552	1,625,492
		9,373,835
MACHINERY — 2.8%
Caterpillar, Inc.	146,032	19,902,701
Cummins, Inc.	37,075	6,352,431
Deere & Co.	80,972	13,417,870
Dover Corp.	37,040	3,711,408
Flowserve Corp.	15,325	807,474
Fortive Corp.	74,025	6,034,518
Illinois Tool Works, Inc.	46,000	6,937,260
PACCAR, Inc.	87,972	6,304,074
Parker-Hannifin Corp.	33,287	5,659,123
Pentair PLC	39,848	1,482,346
Snap-on, Inc.	13,957	2,311,837
Stanley Black & Decker, Inc.	38,346	5,545,215
Wabtec Corp. (c)	22,041	1,581,662
		80,047,919
MEDIA — 2.0%
CBS Corp. Class B	88,509	4,416,599
Charter Communications, Inc. Class A (a)	25,332	10,010,700
Comcast Corp. Class A	621,757	26,287,886
Discovery, Inc. Class A (a)	39,222	1,204,115
Discovery, Inc. Class C (a)	89,905	2,557,797
DISH Network Corp. Class A (a)	57,265	2,199,549
Fox Corp. Class A	47,799	1,751,355
Fox Corp. Class B	21,852	798,254
Interpublic Group of Cos., Inc.	95,922	2,166,878
News Corp. Class A	95,867	1,293,246
News Corp. Class B	36,088	503,789
Omnicom Group, Inc.	56,517	4,631,568
		57,821,736
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	198,762	2,307,627
Newmont Goldcorp Corp.	206,139	7,930,167
Nucor Corp.	79,399	4,374,885
		14,612,679
MULTI-UTILITIES — 1.7%
CenterPoint Energy, Inc.	126,796	3,630,169
CMS Energy Corp.	31,063	1,798,858
Consolidated Edison, Inc.	83,117	7,287,699
Dominion Energy, Inc.	106,936	8,268,292
DTE Energy Co.	46,532	5,950,512
NiSource, Inc.	95,012	2,736,346
Public Service Enterprise Group, Inc.	128,617	7,565,252
Sempra Energy	69,675	9,576,132

See accompanying notes to financial statements.
68

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
WEC Energy Group, Inc.	41,011	$ 3,419,087
		50,232,347
MULTILINE RETAIL — 0.7%
Dollar Tree, Inc. (a)	59,896	6,432,232
Kohl's Corp.	41,847	1,989,825
Macy's, Inc.	44,526	955,528
Nordstrom, Inc. (c)	14,456	460,568
Target Corp.	132,489	11,474,872
		21,313,025
OIL, GAS & CONSUMABLE FUELS — 6.1%
Cabot Oil & Gas Corp.	33,230	762,961
Chevron Corp.	484,240	60,258,826
Cimarex Energy Co.	10,519	624,092
Concho Resources, Inc.	22,390	2,310,200
EOG Resources, Inc.	147,195	13,712,686
Exxon Mobil Corp.	472,894	36,237,867
Hess Corp.	28,040	1,782,503
Kinder Morgan, Inc.	491,591	10,264,420
Marathon Petroleum Corp.	170,121	9,506,362
Noble Energy, Inc.	123,586	2,768,326
ONEOK, Inc.	44,857	3,086,610
Phillips 66	106,373	9,950,130
Pioneer Natural Resources Co.	42,745	6,576,746
Valero Energy Corp.	106,360	9,105,480
Williams Cos., Inc.	307,901	8,633,544
		175,580,753
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	78,586	1,053,052
Estee Lauder Cos., Inc. Class A	17,880	3,274,007
		4,327,059
PHARMACEUTICALS — 2.5%
Allergan PLC	79,806	13,361,918
Bristol-Myers Squibb Co.	203,262	9,217,932
Johnson & Johnson	276,903	38,567,050
Mylan NV (a)	130,460	2,483,958
Nektar Therapeutics (a) (c)	43,212	1,537,483
Perrigo Co. PLC	31,160	1,483,839
Zoetis, Inc.	54,434	6,177,715
		72,829,895
PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	11,688	1,580,685
Nielsen Holdings PLC	88,561	2,001,479
Robert Half International, Inc.	16,848	960,504
Verisk Analytics, Inc.	12,708	1,861,214
		6,403,882
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	80,084	4,108,309
ROAD & RAIL — 0.2%
JB Hunt Transport Services, Inc.	7,222	660,163
Kansas City Southern	14,197	1,729,479
Security Description	Shares	Value
Norfolk Southern Corp.	21,110	$ 4,207,856
		6,597,498
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Analog Devices, Inc.	43,024	4,856,119
Applied Materials, Inc.	239,596	10,760,256
Intel Corp.	376,701	18,032,677
KLA-Tencor Corp.	18,877	2,231,261
Lam Research Corp.	38,948	7,315,992
Maxim Integrated Products, Inc.	27,600	1,651,032
Microchip Technology, Inc. (c)	28,908	2,506,324
Micron Technology, Inc. (a)	283,989	10,959,136
NVIDIA Corp.	72,174	11,853,136
Qorvo, Inc. (a)	31,054	2,068,507
QUALCOMM, Inc.	147,547	11,223,900
Skyworks Solutions, Inc.	17,192	1,328,426
Texas Instruments, Inc.	82,113	9,423,288
		94,210,054
SOFTWARE — 0.9%
Cadence Design Systems, Inc. (a)	28,908	2,046,975
Oracle Corp.	308,583	17,579,974
Symantec Corp.	161,688	3,518,331
Synopsys, Inc. (a)	15,992	2,058,010
		25,203,290
SPECIALTY RETAIL — 2.0%
Advance Auto Parts, Inc.	6,274	967,074
Best Buy Co., Inc.	59,197	4,127,807
CarMax, Inc. (a) (c)	23,229	2,016,974
Foot Locker, Inc.	14,639	613,667
Gap, Inc.	53,237	956,669
Home Depot, Inc.	151,115	31,427,387
L Brands, Inc.	57,000	1,487,700
Lowe's Cos., Inc.	109,128	11,012,106
Ross Stores, Inc.	40,468	4,011,188
Tiffany & Co. (c)	14,887	1,394,019
		58,014,591
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.3%
Apple, Inc.	1,111,367	219,961,757
Hewlett Packard Enterprise Co.	340,520	5,090,774
HP, Inc.	387,063	8,047,040
Seagate Technology PLC	23,368	1,101,100
Western Digital Corp.	73,412	3,490,740
Xerox Corp.	51,473	1,822,659
		239,514,070
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	37,542	1,301,957
Hanesbrands, Inc.	50,392	867,750
NIKE, Inc. Class B	156,963	13,177,044
PVH Corp.	18,816	1,780,746
Ralph Lauren Corp.	13,484	1,531,648
Tapestry, Inc.	23,804	755,301

See accompanying notes to financial statements.
69

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Under Armour, Inc. Class A (a) (c)	16,384	$ 415,334
Under Armour, Inc. Class C (a)	16,787	372,671
		20,202,451
TOBACCO — 1.3%
Altria Group, Inc.	475,336	22,507,160
Philip Morris International, Inc.	193,351	15,183,854
		37,691,014
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
United Rentals, Inc. (a)	9,440	1,252,027
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	16,606	1,926,296
TOTAL COMMON STOCKS (Cost $2,772,440,471)		2,878,990,431
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f) (Cost $2,628,278)	2,628,278	2,628,278
TOTAL INVESTMENTS — 99.9% (Cost $2,775,068,749)		2,881,618,709
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,233,721
NET ASSETS — 100.0%		$ 2,883,852,430

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,878,990,431	$—	$—	$2,878,990,431
Short-Term Investment	2,628,278	—	—	2,628,278
TOTAL INVESTMENTS	$2,881,618,709	$—	$—	$2,881,618,709
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	46,791	$4,355,774	$ 7,339,424	$ 3,522,933	$(771,664)	$(2,054,215)	95,369	$5,346,386	$150,306
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,976,998	1,976,998	117,683,055	117,031,775	—	—	2,628,278	2,628,278	88,318
State Street Navigator Securities Lending Government Money Market Portfolio	1,630,828	1,630,828	9,828,383	11,459,211	—	—	—	—	2,681
State Street Navigator Securities Lending Portfolio III	—	—	4,703,981	4,703,981	—	—	—	—	309
Total		$7,963,600	$139,554,843	$136,717,900	$(771,664)	$(2,054,215)		$7,974,664	$241,614
See accompanying notes to financial statements.
70

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71

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR Portfolio Large Cap ETF	SPDR Portfolio Mid Cap ETF	SPDR Portfolio Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,521,620,466	$1,590,742,858	$1,363,650,184
Investments in affiliated issuers, at value	6,507,151	24,218,651	37,892,273
Total Investments	2,528,127,617	1,614,961,509	1,401,542,457
Foreign currency, at value	—	—	16,207
Cash at broker	134,858	—	49,799
Cash	703	270	159
Receivable from broker — accumulated variation margin on open futures contracts	74,617	—	29,648
Receivable for investments sold	5,145	8,824,572	84,317
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	2,186,703	1,619,847	1,514,380
Dividends receivable — affiliated issuers	9,147	2,600	4,078
Securities lending income receivable — unaffiliated issuers	2,491	11,219	10,881
Securities lending income receivable — affiliated issuers	1,357	19,352	73,550
TOTAL ASSETS	2,530,542,638	1,625,439,369	1,403,325,476
LIABILITIES
Payable upon return of securities loaned	2,442,518	22,889,111	36,118,010
Payable for investments purchased	—	9,929,676	—
Payable for fund shares repurchased	77,247	90,146	10,562
Advisory fee payable	59,675	62,124	52,136
Trustees’ fees and expenses payable	1,921	1,115	1,572
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	2,581,361	32,972,172	36,182,280
NET ASSETS	$2,527,961,277	$1,592,467,197	$1,367,143,196
NET ASSETS CONSIST OF:
Paid-in Capital	$2,448,594,829	$1,610,611,098	$1,535,672,572
Total distributable earnings (loss)	79,366,448	(18,143,901)	(168,529,376)
NET ASSETS	$2,527,961,277	$1,592,467,197	$1,367,143,196
NET ASSET VALUE PER SHARE
Net asset value per share	$ 34.53	$ 34.06	$ 30.65
Shares outstanding (unlimited amount authorized, $0.01 par value)	73,200,000	46,750,000	44,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,426,114,707	$1,601,723,771	$1,483,133,842
Investments in affiliated issuers	6,507,151	24,218,651	37,892,273
Total cost of investments	$2,432,621,858	$1,625,942,422	$1,521,026,115
Foreign currency, at cost	$ —	$ —	$ 16,508
* Includes investments in securities on loan, at value	$ 30,257,627	$ 139,307,850	$ 124,941,064
See accompanying notes to financial statements.
72

SPDR Portfolio Total Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$3,488,836,825	$5,386,460,925	$1,696,774,716	$2,873,644,045
20,962,575	2,566,431	3,078,009	7,974,664
3,509,799,400	5,389,027,356	1,699,852,725	2,881,618,709
1	—	—	—
322,949	—	—	—
7,003	17,464	340,384	9,431
169,545	—	—	—
8,021,099	3,329,229	—	—
198,879	3,192	347	—
3,125,886	3,617,942	4,664,692	2,713,081
41,215	16,276	6,367	58,283
7,745	3,795	8,876	1,245
16,082	24	1,123	80
3,521,709,804	5,396,015,278	1,704,874,514	2,884,400,829

12,406,210	—	19,250	—
11,995,607	4,949,907	—	453,918
—	—	—	2,826
83,330	171,708	93,373	89,486
2,636	3,379	753	2,169
—	—	195	—
24,487,783	5,124,994	113,571	548,399
$3,497,222,021	$5,390,890,284	$1,704,760,943	$2,883,852,430

$3,293,311,413	$5,101,234,099	$1,708,481,155	$2,942,102,750
203,910,608	289,656,185	(3,720,212)	(58,250,320)
$3,497,222,021	$5,390,890,284	$1,704,760,943	$2,883,852,430

$ 36.49	$ 38.74	$ 38.01	$ 31.28
95,850,216	139,150,108	44,850,000	92,202,864

$3,264,846,955	$4,849,429,433	$1,682,013,900	$2,764,618,726
20,962,575	2,566,431	3,078,009	10,450,023
$3,285,809,530	$4,851,995,864	$1,685,091,909	$2,775,068,749
$ 1	$ —	$ —	$ —
$ 92,633,815	$ 38,505,241	$ 99,553,195	$ 15,068,371
73

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR Portfolio Large Cap ETF	SPDR Portfolio Mid Cap ETF	SPDR Portfolio Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 38,328,592	$ 19,731,169	$ 20,570,127
Dividend income — affiliated issuers	110,137	32,081	74,088
Unaffiliated securities lending income	25,333	108,541	402,360
Affiliated securities lending income	44,850	153,272	817,014
Foreign taxes withheld	(69)	(8,631)	(8,672)
TOTAL INVESTMENT INCOME (LOSS)	38,508,843	20,016,432	21,854,917
EXPENSES
Advisory fee	568,888	602,607	672,906
Trustees’ fees and expenses	29,168	17,871	22,944
Miscellaneous expenses	1,479	1,481	—
TOTAL EXPENSES	599,535	621,959	695,850
NET INVESTMENT INCOME (LOSS)	$ 37,909,308	$ 19,394,473	$ 21,159,067
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,769,749)	(6,521,548)	(35,510,828)
Investments — affiliated issuers	(721,809)	—	—
In-kind redemptions — unaffiliated issuers	109,335,978	33,481,168	139,316,216
In-kind redemptions — affiliated issuers	2,850	—	—
Foreign currency transactions	—	—	236
Futures contracts	57,546	—	(143,553)
Net realized gain (loss)	97,904,816	26,959,620	103,662,071
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	69,909,104	(41,433,695)	(193,788,780)
Investments — affiliated issuers	152,197	—	—
Foreign currency translations	—	—	(301)
Futures contracts	80,741	—	55,645
Net change in unrealized appreciation/depreciation	70,142,042	(41,433,695)	(193,733,436)
NET REALIZED AND UNREALIZED GAIN (LOSS)	168,046,858	(14,474,075)	(90,071,365)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$205,956,166	$ 4,920,398	$ (68,912,298)
See accompanying notes to financial statements.
74

SPDR Portfolio Total Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

54,665,135	$ 57,603,743	$ 46,706,459	$ 58,975,373
421,853	89,752	21,331	238,624
82,502	30,233	48,868	15,918
227,356	123,074	327,705	2,990
(1,845)	—	—	—
55,395,001	57,846,802	47,104,363	59,232,905

834,808	1,551,529	736,543	887,210
43,334	57,591	14,078	33,397
1,498	—	—	1,495
879,640	1,609,120	750,621	922,102
$ 54,515,361	$ 56,237,682	$ 46,353,742	$ 58,310,803

(7,332,862)	(219,709,921)	(14,428,974)	(161,952,398)
(912,545)	—	—	(866,714)
100,852,931	307,576,235	60,152,313	86,960,069
24,835	—	—	95,050
—	—	—	—
713,394	—	—	—
93,345,753	87,866,314	45,723,339	(75,763,993)

144,123,065	296,138,134	6,879,849	166,021,600
112,520	—	—	(2,054,215)
—	—	—	—
270,089	—	—	—
144,505,674	296,138,134	6,879,849	163,967,385
237,851,427	384,004,448	52,603,188	88,203,392
$292,366,788	$ 440,242,130	$ 98,956,930	$ 146,514,195
75

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Large Cap ETF		SPDR Portfolio Mid Cap ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/19	Year Ended 6/30/18(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 37,909,308	$ 12,912,226	$ 19,394,473	$ 6,561,449
Net realized gain (loss)	97,904,816	36,173,427	26,959,620	26,206,302
Net change in unrealized appreciation/depreciation	70,142,042	(6,583,934)	(41,433,695)	15,811,951
Net increase (decrease) in net assets resulting from operations	205,956,166	42,501,719	4,920,398	48,579,702
Net equalization credits and charges	2,748,077	2,333,810	1,278,065	844,660
Distributions to shareholders (Note 12)	(41,793,591)	(14,638,364)	(21,200,130)	(9,569,959)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,847,633,953	1,320,681,888	1,026,702,460	670,025,191
Cost of shares redeemed	(846,331,688)	(133,539,853)	(198,840,709)	(108,315,867)
Net income equalization	(2,748,077)	(2,333,810)	(1,278,065)	(844,660)
Net increase (decrease) in net assets from beneficial interest transactions	998,554,188	1,184,808,225	826,583,686	560,864,664
Net increase (decrease) in net assets during the period	1,165,464,840	1,215,005,390	811,582,019	600,719,067
Net assets at beginning of period	1,362,496,437	147,491,047	780,885,178	180,166,111
NET ASSETS AT END OF PERIOD	$2,527,961,277	$1,362,496,437	$1,592,467,197	$ 780,885,178
SHARES OF BENEFICIAL INTEREST:
Shares sold	56,550,000	41,800,000	30,550,000	19,800,000
Shares redeemed	(26,100,000)	(4,250,000)	(6,200,000)	(3,250,000)
Net increase (decrease) from share transactions	30,450,000	37,550,000	24,350,000	16,550,000
(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(c)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(d)	On October 16, 2017, the SPDR Total Stock Market ETF underwent a 6-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(e)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
76

SPDR Portfolio Small Cap ETF		SPDR Portfolio Total Stock Market ETF		SPDR Portfolio S&P 500 Growth ETF
Year Ended 6/30/19	Year Ended 6/30/18(c)	Year Ended 6/30/19	Year Ended 6/30/18(d)	Year Ended 6/30/19	Year Ended 6/30/18(e)

$ 21,159,067	$ 9,943,842	$ 54,515,361	$ 20,604,897	$ 56,237,682	$ 21,438,234
103,662,071	25,761,916	93,345,753	47,746,721	87,866,314	128,907,269
(193,733,436)	65,049,615	144,505,674	29,980,904	296,138,134	76,640,963
(68,912,298)	100,755,373	292,366,788	98,332,522	440,242,130	226,986,466
316,935	865,123	5,044,273	3,138,830	3,457,615	2,022,638
(23,496,929)	(10,071,620)	(54,775,824)	(19,525,613)	(61,135,811)	(23,213,866)

1,418,493,636	1,064,688,313	1,528,063,042	1,953,420,912	4,104,777,798	2,000,756,106
(1,147,728,159)	(190,848,240)	(466,810,796)	(248,702,398)	(1,741,118,144)	(395,919,750)
(316,935)	(865,123)	(5,044,273)	(3,138,830)	(3,457,615)	(2,022,638)
270,448,542	872,974,950	1,056,207,973	1,701,579,684	2,360,202,039	1,602,813,718
178,356,250	964,523,826	1,298,843,210	1,783,525,423	2,742,765,973	1,808,608,956
1,188,786,946	224,263,120	2,198,378,811	414,853,388	2,648,124,311	839,515,355
$ 1,367,143,196	$1,188,786,946	$3,497,222,021	$2,198,378,811	$ 5,390,890,284	$2,648,124,311

45,950,000	35,050,000	44,900,000	58,450,000	113,550,000	58,650,000
(38,200,000)	(6,300,000)	(13,750,000)	(7,550,000)	(49,800,000)	(11,650,000)
7,750,000	28,750,000	31,150,000	50,900,000	63,750,000	47,000,000
77

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 High Dividend ETF		SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18(f)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,353,742	$ 13,932,476	$ 58,310,803	$ 19,871,132
Net realized gain (loss)	45,723,339	13,907,025	(75,763,993)	56,383,939
Net change in unrealized appreciation/depreciation	6,879,849	4,174,172	163,967,385	(79,452,939)
Net increase (decrease) in net assets resulting from operations	98,956,930	32,013,673	146,514,195	(3,197,868)
Net equalization credits and charges	5,262,154	1,184,431	2,622,801	3,117,598
Distributions to shareholders (Note 12)	(52,888,562)	(17,404,738)	(62,334,479)	(25,887,737)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,614,302,630	465,537,464	2,959,894,709	1,457,739,020
Cost of shares redeemed	(522,147,601)	(81,131,663)	(1,516,189,247)	(413,334,393)
Net income equalization	(5,262,154)	(1,184,431)	(2,622,801)	(3,117,598)
Net increase (decrease) in net assets from beneficial interest transactions	1,086,892,875	383,221,370	1,441,082,661	1,041,287,029
Net increase (decrease) in net assets during the period	1,138,223,397	399,014,736	1,527,885,178	1,015,319,022
Net assets at beginning of period	566,537,546	167,522,810	1,355,967,252	340,648,230
NET ASSETS AT END OF PERIOD	$1,704,760,943	$566,537,546	$ 2,883,852,430	$1,355,967,252
SHARES OF BENEFICIAL INTEREST:
Shares sold	43,750,000	12,600,000	100,200,000	47,650,000
Shares redeemed	(14,100,000)	(2,150,000)	(53,800,000)	(13,850,000)
Net increase (decrease) from share transactions	29,650,000	10,450,000	46,400,000	33,800,000
(f)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
78

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Large Cap ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 31.87	$ 28.36	$ 24.53	$ 24.35	$ 23.12
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	0.61	0.52	0.50	0.46
Net realized and unrealized gain (loss) (c)	2.64	3.38	3.83	0.17	1.20
Total from investment operations	3.29	3.99	4.35	0.67	1.66
Net equalization credits and charges (b)	0.05	0.11	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.68)	(0.59)	(0.53)	(0.50)	(0.45)
Net asset value, end of period	$ 34.53	$ 31.87	$ 28.36	$ 24.53	$ 24.35
Total return (d)	10.65%	14.50%	17.94%	2.90%	7.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,527,961	$1,362,496	$147,491	$93,191	$73,036
Ratios to average net assets:
Total expenses	0.03%	0.04%	0.10%	0.10%	0.11%
Net investment income (loss)	2.00%	1.94%	1.94%	2.08%	1.89%
Portfolio turnover rate (e)	5%	7%	4%	5%	3%
(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
79

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mid Cap ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 34.86	$ 30.80	$ 26.08	$ 29.00	$ 28.92
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.52	0.42	0.41	0.39
Net realized and unrealized gain (loss) (c)	(0.82)	4.16	4.93	(1.94)	1.28
Total from investment operations	(0.28)	4.68	5.35	(1.53)	1.67
Net equalization credits and charges (b)	0.04	0.07	—	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.56)	(0.50)	(0.46)	(0.43)	(0.39)
Net realized gains	—	(0.19)	(0.17)	(0.95)	(1.21)
Total distributions	(0.56)	(0.69)	(0.63)	(1.38)	(1.60)
Net asset value, end of period	$ 34.06	$ 34.86	$ 30.80	$ 26.08	$ 29.00
Total return (d)	(0.60)%	15.56%	20.65%	(5.20)%	6.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,592,467	$780,885	$180,166	$62,580	$100,062
Ratios to average net assets:
Total expenses	0.05%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	1.61%	1.56%	1.44%	1.57%	1.36%
Portfolio turnover rate (e)	8%	11%	37%	16%	17%
(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
80

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Small Cap ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 32.26	$ 27.69	$ 22.56	$ 24.66	$ 23.64
Income (loss) from investment operations:
Net investment income (loss) (b)	0.48	0.50	0.38	0.37	0.34
Net realized and unrealized gain (loss) (c)	(1.57)	4.49	5.12	(2.00)	1.12
Total from investment operations	(1.09)	4.99	5.50	(1.63)	1.46
Net equalization credits and charges (b)	0.01	0.04	0.03	0.03	0.04
Distributions to shareholders from:
Net investment income	(0.53)	(0.46)	(0.40)	(0.38)	(0.38)
Net realized gains	—	—	—	(0.12)	(0.10)
Total distributions	(0.53)	(0.46)	(0.40)	(0.50)	(0.48)
Net asset value, end of period	$ 30.65	$ 32.26	$ 27.69	$ 22.56	$ 24.66
Total return (d)	(3.24)%	18.27%	24.59%	(6.45)%	6.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,367,143	$1,188,787	$224,263	$87,992	$73,986
Ratios to average net assets:
Total expenses	0.05%	0.06%	0.10%	0.12%	0.12%
Net investment income (loss)	1.57%	1.63%	1.47%	1.68%	1.44%
Portfolio turnover rate (e)	14%	28%	20%	18%	17%
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Total Stock Market ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 33.98	$ 30.06	$ 25.88	$ 25.83	$ 24.62
Income (loss) from investment operations:
Net investment income (loss) (b)	0.68	0.64	0.54	0.51	0.45
Net realized and unrealized gain (loss) (c)	2.43	3.72	4.19	0.07	1.43
Total from investment operations	3.11	4.36	4.73	0.58	1.88
Net equalization credits and charges (b)	0.06	0.10	(0.01)	(0.01)	(0.13)
Distributions to shareholders from:
Net investment income	(0.66)	(0.54)	(0.54)	(0.52)	(0.54)
Net asset value, end of period	$ 36.49	$ 33.98	$ 30.06	$ 25.88	$ 25.83
Total return (d)	9.45%	14.90%	18.37%	2.34%	7.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,497,222	$2,198,379	$414,853	$341,640	$247,978
Ratios to average net assets:
Total expenses	0.03%	0.04%	0.10%	0.10%	0.11%
Net investment income (loss)	1.96%	1.92%	1.90%	2.04%	1.79%
Portfolio turnover rate (e)	4%	8%	3%	4%	3%
(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 35.12	$ 29.56	$ 25.22	$ 24.62	$ 22.74
Income (loss) from investment operations:
Net investment income (loss) (b)	0.53	0.48	0.42	0.39	0.36
Net realized and unrealized gain (loss) (c)	3.60	5.50	4.36	0.60	1.87
Total from investment operations	4.13	5.98	4.78	0.99	2.23
Net equalization credits and charges (b)	0.03	0.05	(0.00)(d)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.54)	(0.47)	(0.44)	(0.40)	(0.36)
Net asset value, end of period	$ 38.74	$ 35.12	$ 29.56	$ 25.22	$ 24.62
Total return (e)	11.96%	20.51%	19.07%(f)	4.12%	9.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,390,890	$2,648,124	$839,515	$711,123	$556,464
Ratios to average net assets:
Total expenses	0.04%	0.06%	0.15%	0.15%	0.18%
Net investment income (loss)	1.45%	1.43%	1.52%	1.59%	1.51%
Portfolio turnover rate (g)	21%	13%	20%	23%	22%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 10/22/15* - 6/30/16
Net asset value, beginning of period	$ 37.27	$ 35.27	$ 33.54	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.64	1.52	1.40	0.98
Net realized and unrealized gain (loss) (b)	0.61	2.15	1.72	3.26
Total from investment operations	2.25	3.67	3.12	4.24
Net equalization credits and charges (a)	0.19	0.13	0.18	0.23
Distributions to shareholders from:
Net investment income	(1.70)	(1.49)	(1.41)	(0.93)
Net realized gains	—	(0.31)	(0.16)	—
Total distributions	(1.70)	(1.80)	(1.57)	(0.93)
Net asset value, end of period	$ 38.01	$ 37.27	$ 35.27	$ 33.54
Total return (c)	6.82%	10.96%	9.94%	15.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,704,761	$566,538	$167,523	$31,866
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.12%	0.12%(d)
Net investment income (loss)	4.41%	4.17%	4.00%	4.50%(d)
Portfolio turnover rate (e)	28%	35%	40%	23%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 29.60	$ 28.38	$ 25.13	$ 24.98	$ 24.49
Income (loss) from investment operations:
Net investment income (loss) (b)	0.79	0.75	0.65	0.63	0.58
Net realized and unrealized gain (loss) (c)	1.68	1.25	3.27	0.14	0.48
Total from investment operations	2.47	2.00	3.92	0.77	1.06
Net equalization credits and charges (b)	0.03	0.12	(0.01)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.82)	(0.73)	(0.66)	(0.63)	(0.58)
Net realized gains	—	(0.17)	—	—	—
Total distributions	(0.82)	(0.90)	(0.66)	(0.63)	(0.58)
Net asset value, end of period	$ 31.28	$ 29.60	$ 28.38	$ 25.13	$ 24.98
Total return (d)	8.59%	7.49%	15.70%	3.29%	4.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,883,852	$1,355,967	$340,648	$246,308	$229,890
Ratios to average net assets:
Total expenses	0.04%	0.06%	0.15%	0.15%	0.18%
Net investment income (loss)	2.63%	2.49%	2.40%	2.61%	2.31%
Portfolio turnover rate (e)	30%	16%	21%	24%	24%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Large Cap ETF
SPDR Portfolio Mid Cap ETF
SPDR Portfolio Small Cap ETF
SPDR Portfolio Total Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
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SPDR SERIES TRUST
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June 30, 2019

•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
87

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR Portfolio Large Cap ETF
SPDR Portfolio Mid Cap ETF
SPDR Portfolio Small Cap ETF
SPDR Portfolio Total Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
88

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2019, the SPDR Portfolio Large Cap ETF, the SPDR Portfolio Small Cap ETF and the SPDR Portfolio Total Stock Market ETF entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2019, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$ 74,617	$—	$ 74,617
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	29,648	—	29,648
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	169,545	—	169,545
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$ 57,546	$—	$ 57,546
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	(143,553)	—	(143,553)
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	713,394	—	713,394
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$ 80,741	$—	$ 80,741
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	55,645	—	55,645
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	270,089	—	270,089
89

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Large Cap ETF	0.03%
SPDR Portfolio Mid Cap ETF	0.05
SPDR Portfolio Small Cap ETF	0.05
SPDR Portfolio Total Stock Market ETF	0.03
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR Portfolio Large Cap ETF	$107,975,195	$ 97,105,124
SPDR Portfolio Mid Cap ETF	105,929,137	98,727,511
SPDR Portfolio Small Cap ETF	201,093,605	181,740,572
SPDR Portfolio Total Stock Market ETF	129,787,873	107,805,915
SPDR Portfolio S&P 500 Growth ETF	804,247,416	803,054,400
SPDR Portfolio S&P 500 High Dividend ETF	331,745,388	300,458,809
SPDR Portfolio S&P 500 Value ETF	665,180,914	656,176,682
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Large Cap ETF	$1,703,153,938	$ 710,455,448	$109,338,828
SPDR Portfolio Mid Cap ETF	996,969,649	173,089,885	33,481,168
SPDR Portfolio Small Cap ETF	1,317,663,526	1,055,584,767	139,316,216
SPDR Portfolio Total Stock Market ETF	1,467,530,258	414,278,168	100,877,766
SPDR Portfolio S&P 500 Growth ETF	3,899,555,543	1,533,036,751	307,576,235
SPDR Portfolio S&P 500 High Dividend ETF	1,538,425,205	488,528,520	60,152,313
SPDR Portfolio S&P 500 Value ETF	2,821,037,578	1,377,240,162	87,055,119
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
91

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, in-kind transactions, corporate actions, foreign currencies, passive foreign investment companies, wash sale loss deferrals, partnership basis adjustments, expired capital loss carryover, futures contracts and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Large Cap ETF	$41,793,591	$—	$41,793,591
SPDR Portfolio Mid Cap ETF	21,200,130	—	21,200,130
SPDR Portfolio Small Cap ETF	23,496,929	—	23,496,929
SPDR Portfolio Total Stock Market ETF	54,775,824	—	54,775,824
SPDR Portfolio S&P 500 Growth ETF	61,135,811	—	61,135,811
SPDR Portfolio S&P 500 High Dividend ETF	52,888,562	—	52,888,562
SPDR Portfolio S&P 500 Value ETF	62,334,479	—	62,334,479
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Large Cap ETF	$ 14,638,364	$ —	$ 14,638,364
SPDR Portfolio Mid Cap ETF	9,569,959	—	9,569,959
SPDR Portfolio Small Cap ETF	10,071,620	—	10,071,620
SPDR Portfolio Total Stock Market ETF	19,525,613	—	19,525,613
SPDR Portfolio S&P 500 Growth ETF	23,213,866	—	23,213,866
SPDR Portfolio S&P 500 High Dividend ETF	16,666,017	738,721	17,404,738
SPDR Portfolio S&P 500 Value ETF	25,887,737	—	25,887,737
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Portfolio Large Cap ETF	$ —	$(15,463,062)	$—	$ 94,829,510	$—	$ 79,366,448
SPDR Portfolio Mid Cap ETF	—	(6,420,613)	—	(11,723,288)	—	(18,143,901)
SPDR Portfolio Small Cap ETF	—	(48,882,627)	—	(119,646,748)	—	(168,529,375)
SPDR Portfolio Total Stock Market ETF	547,454	(20,363,465)	—	223,726,619	—	203,910,608
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Portfolio S&P 500 Growth ETF	$—	$(246,446,880)	$—	$536,103,065	$—	$289,656,185
SPDR Portfolio S&P 500 High Dividend ETF	—	(17,615,748)	—	13,895,536	—	(3,720,212)
SPDR Portfolio S&P 500 Value ETF	—	(162,584,356)	—	104,334,036	—	(58,250,320)
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Large Cap ETF	$ 9,712,778	$ 5,750,284
SPDR Portfolio Mid Cap ETF	3,495,665	2,924,948
SPDR Portfolio Small Cap ETF	26,039,603	22,843,024
SPDR Portfolio Total Stock Market ETF	3,155,420	17,208,045
SPDR Portfolio S&P 500 Growth ETF	209,074,690	37,372,190
SPDR Portfolio S&P 500 High Dividend ETF	9,116,027	8,499,721
SPDR Portfolio S&P 500 Value ETF	130,556,719	32,027,637
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Large Cap ETF	$2,433,372,648	$196,515,500	$101,685,990	$ 94,829,510
SPDR Portfolio Mid Cap ETF	1,626,684,789	130,062,532	141,785,812	(11,723,280)
SPDR Portfolio Small Cap ETF	1,521,218,512	76,261,752	195,908,200	(119,646,448)
SPDR Portfolio Total Stock Market ETF	3,286,242,157	380,464,943	156,738,324	223,726,619
SPDR Portfolio S&P 500 Growth ETF	4,852,924,289	607,787,105	71,684,038	536,103,067
SPDR Portfolio S&P 500 High Dividend ETF	1,685,957,189	99,700,960	85,805,424	13,895,536
SPDR Portfolio S&P 500 Value ETF	2,777,284,673	214,104,366	109,770,330	104,334,036
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Large Cap ETF	$ 30,257,627	$ 2,442,518	$ 28,043,024	$ 30,485,542
SPDR Portfolio Mid Cap ETF	139,307,850	22,889,111	118,190,625	141,079,736
SPDR Portfolio Small Cap ETF	124,941,064	36,118,010	90,878,198	126,996,208
SPDR Portfolio Total Stock Market ETF	92,633,815	12,406,210	81,369,285	93,775,495
SPDR Portfolio S&P 500 Growth ETF	38,505,241	—	39,288,685	39,288,685
SPDR Portfolio S&P 500 High Dividend ETF	99,553,195	19,250	101,079,587	101,098,837
SPDR Portfolio S&P 500 Value ETF	15,068,371	—	15,215,962	15,215,962
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Large Cap ETF	Common Stocks	$ 2,442,518	$—	$—	$—	$ 2,442,518	$ 2,442,518
SPDR Portfolio Mid Cap ETF	Common Stocks	22,889,016	—	—	—	22,889,016	22,889,016
SPDR Portfolio Mid Cap ETF	Rights	95	—	—	—	95	95
SPDR Portfolio Small Cap ETF	Common Stocks	36,098,236	—	—	—	36,098,236	36,098,236
SPDR Portfolio Small Cap ETF	Rights	19,774	—	—	—	19,774	19,774
SPDR Portfolio Total Stock Market ETF	Common Stocks	12,402,380	—	—	—	12,402,380	12,402,380
SPDR Portfolio Total Stock Market ETF	Rights	3,830	—	—	—	3,830	3,830
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	19,250	—	—	—	19,250	19,250

10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
94

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

11.    Stock Splits
The Board authorized a 4-for-1 stock split, 3-for-1 stock split, 3-for-1 stock split, 6-for-1 stock split, 4-for-1 stock split and 4-for-1 stock split for the SPDR Portfolio Large Cap ETF, SPDR Portfolio Mid Cap ETF, SPDR Portfolio Small Cap ETF, SPDR Portfolio Total Stock Market ETF, SPDR Portfolio S&P 500 Growth ETF and SPDR Portfolio S&P 500 Value ETF, respectively, effective after the close of trading on October 13, 2017, for the shareholders of record on October 11, 2017. The impact of the stock splits was to increase the number of shares outstanding, while decreasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
12.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Portfolio Large Cap ETF	$14,638,364	$ —	$14,638,364	$ —
SPDR Portfolio Mid Cap ETF	7,149,031	2,420,928	9,569,959	—
SPDR Portfolio Small Cap ETF	10,071,620	—	10,071,620	(6,947)
SPDR Portfolio Total Stock Market ETF	19,525,613	—	19,525,613	1,111,743
SPDR Portfolio S&P 500 Growth ETF	23,213,866	—	23,213,866	—
SPDR Portfolio S&P 500 High Dividend ETF	14,867,308	2,537,430	17,404,738	—
SPDR Portfolio S&P 500 Value ETF	22,449,340	3,438,397	25,887,737	—
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
95

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Large Cap ETF, SPDR Portfolio Mid Cap ETF, SPDR Portfolio Small Cap ETF, SPDR Portfolio Total Stock Market ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Large Cap ETF, SPDR Portfolio Mid Cap ETF, SPDR Portfolio Small Cap ETF, SPDR Portfolio Total Stock Market ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, and SPDR Portfolio S&P 500 Value ETF (collectively referred to as the “Funds”) (seven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments or summary schedules of investments, as of June 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedules of investments in securities as of June 30, 2019 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting SPDR® Series Trust) at June 30, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Portfolio Large Cap ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR Portfolio Mid Cap ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR Portfolio Small Cap ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR Portfolio Total Stock Market ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR Portfolio S&P 500 Growth ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR Portfolio S&P 500 High Dividend ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from October 22, 2015 (commencement of operations) through June 30, 2016
SPDR Portfolio S&P 500 Value ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
Basis for Opinion
These financial statements and schedules of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedules of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedules of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedules of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
97

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Large Cap ETF	0.03%	$1,194.10	$0.16	$1,024.60	$0.15
SPDR Portfolio Mid Cap ETF	0.05	1,166.20	0.27	1,024.50	0.25
SPDR Portfolio Small Cap ETF	0.05	1,171.20	0.27	1,024.50	0.25
SPDR Portfolio Total Stock Market ETF	0.03	1,192.60	0.16	1,024.60	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04	1,201.40	0.22	1,024.60	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	1,140.40	0.37	1,024.40	0.35
SPDR Portfolio S&P 500 Value ETF	0.04	1,166.30	0.21	1,024.60	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Small Cap ETF
SPDR Portfolio Total Stock Market ETF
99

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc.
100

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

(formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
101

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
102

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
103

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
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SPDRPORTEQAR

Annual Report
June 30, 2019
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones U.S. Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate.
The S&P Biotechnology Select Industry Index represents the biotechnology segment of the S&P Total Market Index.
The S&P High Yield Dividend Aristocrats Index is designed to measure the performance of the highest dividend yielding S&P Composite 1500 Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 consecutive years.
See accompanying notes to financial statements.
1

SPDR DOW JONES REIT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts. The Fund’s benchmark is the Dow Jones U.S. Select REIT Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 9.58%, and the Index was 9.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Real Estate Investment Trusts (“REITs”) traded in the U.S. had somewhat mixed results over the past fiscal year and trailed the S&P 500 for two out of the four fiscal quarters, as well as for the Reporting Period overall. That said, the Index still showed strong positive performance for the year. The Index was slightly positive during the first fiscal quarter, but fell sharply negative during the following quarter as interest rates rose higher. Fortunately, markets rebounded nicely in early 2019 and the Index climbed back into positive territory and finished the Reporting Period up for the year. REITs benefitted from a stabilization of interest rates early on during the fiscal year, but showed signs of weakness and turned negative as the Federal Reserve increased rates in late 2018 and appeared less dovish. REITs then soared in early 2019, posting double-digit gains in January, as expectations switched instead to a downward shift in interest rates and REIT dividends appeared to offer some additional shelter during higher market volatility. REITs then took a breather during the second quarter of 2019 to finish up the fiscal year.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Prologis, Inc., Welltower, Inc., and Equity Residential. The top negative contributors to the Fund’s performance during the Reporting Period were Host Hotels & Resorts, Inc., Senior Housing Properties Trust, and Macerich Co.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Dow Jones REIT ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index
ONE YEAR	9.58%	9.56%	9.75%	9.58%	9.56%	9.75%
FIVE YEARS	42.51%	42.53%	44.28%	7.34%	7.34%	7.61%
TEN YEARS	308.78%	308.88%	318.89%	15.12%	15.12%	15.40%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Prologis, Inc. REIT	7.3%
Simon Property Group, Inc. REIT	7.2
Public Storage REIT	5.2
Welltower, Inc. REIT	4.8
AvalonBay Communities, Inc. REIT	4.1
Equity Residential REIT	4.1
Ventas, Inc. REIT	3.7
Digital Realty Trust, Inc. REIT	3.6
Boston Properties, Inc. REIT	2.9
Essex Property Trust, Inc. REIT	2.8
TOTAL	45.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Residential REITS	24.3%
Retail REITS	16.1
Office REITS	13.7
Specialized REITS	12.9
Health Care REITS	12.1
Industrial REITS	10.8
Hotel & Resort REITS	7.2
Diversified REITS	2.5
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P BIOTECH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the biotechnology segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Biotechnology Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –7.70%, and the Index was –7.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Biotech stocks experienced somewhat challenging performance during the fiscal year. The success of these stocks often hinges on their pipeline of new and innovative drugs. This can be an uncertain and risky proposition given the long development lead times and extensive regulatory trials required to create a successful new drug. As interest rates rose at the end of 2018, risk appetite seemed to fall and biotech stocks responded negatively as well. Fortunately, the abrupt switch to a period of declining rates in early 2019 allowed biotechs to gain back a lot of lost ground. Merger and acquisition activity has historically been a driver of stock returns in this industry and this trend continued as companies looked to replenish their drug pipelines through M&A. Finally, the possibility of meaningful drug-pricing legislation has provided a somewhat subdued backdrop to stock prices in this industry.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Array BioPharma, Inc., Mirati Therapeutics, Inc., and TESARO, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were ImmunoGen, Inc., Viking Therapeutics, Inc., and Clovis Oncology, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR S&P Biotech ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index
ONE YEAR	– 7.70%	– 7.70%	– 7.67%	– 7.70%	– 7.70%	– 7.67%
FIVE YEARS	74.45%	74.30%	72.49%	11.77%	11.75%	11.52%
TEN YEARS	435.22%	434.70%	428.65%	18.26%	18.25%	18.12%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Biotech ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Array BioPharma, Inc.	2.1%
Sarepta Therapeutics, Inc.	1.7
Invitae Corp.	1.6
Genomic Health, Inc.	1.5
Immunomedics, Inc.	1.5
Ultragenyx Pharmaceutical, Inc.	1.5
Alexion Pharmaceuticals, Inc.	1.5
FibroGen, Inc.	1.5
Clovis Oncology, Inc.	1.4
Amicus Therapeutics, Inc.	1.4
TOTAL	15.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Biotechnology	100.0%
Short Term Investments	5.7
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. The Fund’s benchmark is the S&P High Yield Dividend Aristocrats Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 11.76% while the Index return was 12.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses along with negative cash drag contributed to the difference between the Fund’s performance and that of the Index.
The first fiscal quarter of the Reporting Period ended with the U.S. Equity market having had its best quarterly performance in nearly five years. Strong earnings growth played a big part in this rally despite the ongoing trade wars with China and the continued work toward the renegotiation of NAFTA. Higher yielding stocks had a strong quarter but lagged the overall market with the Federal Reserve having just implemented their 8th rate hike. Still the Fund returned 6.34% for the three month period ended September 30, 2018.
Some hawkish comments from the Fed coupled with the arrest of a Chinese company’s Chief Financial Officer, which stopped the progress on the trade talk front with China, were enough to put an abrupt halt to the ten year bull market run. After its best quarter in five years, the market responded with its worst quarterly performance since 2011, stumbling by more than thirteen percent. Despite falling by nearly eight percent over the Reporting Period, the Fund looked strong relative to the rest of the market as interest rate sensitive sectors and defensive stocks fared far better in comparison during this precipitous market decline.
As January kicked in with a downgrade of global growth expectations from the International Monetary Fund, it did not look like things would get much better. But what it did lead to was an about face by the central banks whose hawkish tones suddenly shifted to dovish ones. In fact, the prospect of further rate hikes in 2019 was all but taken off the table by quarter’s end. Earning reports, although not quite as strong as the previous three month period, were stronger than expected. As a result, markets continued their march back towards record highs as they rose 13.65% as measured by the S&P 500 Index. Growth stocks led the charge but value and dividend paying stocks had a strong return as well as the Fund gained 11.73%.
Continued tensions in trade talks and increasing tariffs being applied by the US and China rattled markets in May of 2019 and the Fed Chair, Jerome Powell, put a halt to the markets expectations for potential rate cuts. But as markets declined sharply during the month, losing –6.35%, the sentiments from the Fed changed once again to give the markets hope of some accommodations in the near future. The S&P 500 Index quickly recovered in June with strong performance of over seven percent. Although it took a volatile path to get there, the Fund arrived at fiscal year-end with an 11.76% increase, outpacing the overall market by over one percent, as measured by the S& P 500 Index despite trailing the market in three of the four quarters during the fiscal twelve month period.
The Fund did not invest in derivatives during the Reporting Period.
See accompanying notes to financial statements.
8

SPDR S&P DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Realty Income Corp., Procter & Gamble Co., and Cincinnati Financial Corp. The top negative contributors to the Fund’s performance during the Reporting Period were John Wiley & Sons, Inc. Class A, AbbVie, Inc., and Tanger Factory Outlet Centers, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index
ONE YEAR	11.76%	11.74%	12.14%	11.76%	11.74%	12.14%
FIVE YEARS	63.52%	63.47%	66.93%	10.34%	10.33%	10.79%
TEN YEARS	291.73%	291.82%	306.98%	14.63%	14.63%	15.07%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
AT&T, Inc.	2.6%
AbbVie, Inc.	1.9
International Business Machines Corp.	1.7
People's United Financial, Inc.	1.6
Old Republic International Corp.	1.6
Cardinal Health, Inc.	1.6
Chevron Corp.	1.5
Exxon Mobil Corp.	1.4
National Retail Properties, Inc. REIT	1.4
Realty Income Corp. REIT	1.4
TOTAL	16.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Industrials	17.0%
Financials	16.4
Consumer Staples	15.1
Utilities	10.4
Materials	9.1
Consumer Discretionary	8.1
Health Care	6.8
Real Estate	6.1
Communication Services	5.2
Energy	2.9
Information Technology	2.7
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.6%
Acadia Realty Trust REIT	306,757	$ 8,395,939
American Assets Trust, Inc. REIT	174,428	8,219,047
American Campus Communities, Inc. REIT	506,486	23,379,394
American Homes 4 Rent Class A REIT	956,968	23,263,892
Apartment Investment & Management Co. Class A REIT	547,896	27,460,548
Apple Hospitality REIT, Inc.	773,088	12,261,176
Ashford Hospitality Trust, Inc. REIT	335,063	995,137
AvalonBay Communities, Inc. REIT	513,974	104,429,237
Boston Properties, Inc. REIT	569,147	73,419,963
Brandywine Realty Trust REIT	646,772	9,261,775
Brixmor Property Group, Inc. REIT	1,095,672	19,590,615
Camden Property Trust REIT	356,262	37,190,190
CBL & Associates Properties, Inc. REIT (a)	653,079	679,202
Chatham Lodging Trust REIT	177,349	3,346,576
Chesapeake Lodging Trust REIT	222,832	6,332,885
Columbia Property Trust, Inc. REIT	429,122	8,899,990
CorePoint Lodging, Inc. REIT	148,014	1,833,894
Corporate Office Properties Trust REIT	414,346	10,926,304
Cousins Properties, Inc. REIT	534,320	19,326,354
CubeSmart REIT	695,431	23,255,213
DiamondRock Hospitality Co. REIT	739,195	7,643,276
Digital Realty Trust, Inc. REIT	767,912	90,452,355
Douglas Emmett, Inc. REIT	594,988	23,704,322
Duke Realty Corp. REIT	1,325,688	41,904,998
Easterly Government Properties, Inc. REIT	254,981	4,617,706
EastGroup Properties, Inc. REIT	135,047	15,662,751
Empire State Realty Trust, Inc. Class A REIT	529,350	7,839,674
Equity Commonwealth REIT	447,993	14,568,732
Equity LifeStyle Properties, Inc. REIT	331,350	40,206,009
Equity Residential REIT	1,365,797	103,691,308
Essex Property Trust, Inc. REIT	242,111	70,679,464
Extra Space Storage, Inc. REIT	470,023	49,869,440
Federal Realty Investment Trust REIT	276,305	35,577,032
First Industrial Realty Trust, Inc. REIT	464,942	17,081,969
Franklin Street Properties Corp. REIT	405,862	2,995,262
Front Yard Residential Corp. REIT	181,051	2,212,443
HCP, Inc. REIT	1,760,825	56,311,184
Healthcare Realty Trust, Inc. REIT	476,558	14,925,797
Hersha Hospitality Trust REIT (a)	136,026	2,249,870
Highwoods Properties, Inc. REIT	381,151	15,741,536
See accompanying notes to financial statements.
12

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Hospitality Properties Trust REIT	604,332	$ 15,108,300
Host Hotels & Resorts, Inc. REIT	2,732,309	49,782,670
Hudson Pacific Properties, Inc. REIT	567,625	18,884,884
Independence Realty Trust, Inc. REIT	338,462	3,916,005
Invitation Homes, Inc. REIT	1,413,557	37,784,379
JBG SMITH Properties REIT	447,189	17,592,415
Kilroy Realty Corp. REIT	372,574	27,499,687
Kimco Realty Corp. REIT	1,557,019	28,773,711
Kite Realty Group Trust REIT	307,388	4,650,780
Liberty Property Trust REIT	547,042	27,373,982
Life Storage, Inc. REIT	171,446	16,301,086
LTC Properties, Inc. REIT	145,724	6,653,758
Macerich Co. REIT (a)	389,260	13,036,317
Mack-Cali Realty Corp. REIT	331,494	7,720,495
Mid-America Apartment Communities, Inc. REIT	420,411	49,507,599
National Storage Affiliates Trust REIT	208,539	6,035,119
NorthStar Realty Europe Corp. REIT (a)	184,413	3,029,906
Office Properties Income Trust REIT	178,490	4,688,932
Paramount Group, Inc. REIT	740,650	10,376,507
Park Hotels & Resorts, Inc. REIT	741,247	20,428,767
Pebblebrook Hotel Trust REIT	480,013	13,526,766
Pennsylvania Real Estate Investment Trust (a)	219,877	1,429,201
Piedmont Office Realty Trust, Inc. Class A REIT	461,121	9,190,142
Prologis, Inc. REIT	2,325,359	186,261,256
PS Business Parks, Inc. REIT	73,559	12,396,898
Public Storage REIT	553,320	131,784,224
QTS Realty Trust, Inc. Class A REIT	203,235	9,385,392
Regency Centers Corp. REIT	616,362	41,136,000
Retail Opportunity Investments Corp. REIT	419,378	7,183,945
Retail Properties of America, Inc. Class A REIT	784,169	9,221,828
Retail Value, Inc. REIT	58,965	2,051,982
Rexford Industrial Realty, Inc. REIT	382,314	15,434,016
RLJ Lodging Trust REIT	637,914	11,316,594
RPT Realty REIT (a)	303,135	3,670,965
Ryman Hospitality Properties, Inc. REIT	189,018	15,327,470
Senior Housing Properties Trust REIT	872,072	7,212,035
Seritage Growth Properties Class A REIT (a)	103,298	4,437,682
Simon Property Group, Inc. REIT	1,139,096	181,981,977
SITE Centers Corp. REIT	523,258	6,927,936
SL Green Realty Corp. REIT	311,142	25,006,483
Summit Hotel Properties, Inc. REIT	395,826	4,540,124
Sun Communities, Inc. REIT	332,618	42,638,301
See accompanying notes to financial statements.
13

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	839,876	$ 11,514,700
Tanger Factory Outlet Centers, Inc. REIT (a)	344,847	5,589,970
Taubman Centers, Inc. REIT	224,548	9,168,295
UDR, Inc. REIT	1,039,252	46,652,022
Universal Health Realty Income Trust REIT	46,283	3,930,815
Urban Edge Properties REIT	448,646	7,775,035
Ventas, Inc. REIT	1,361,973	93,090,855
Vornado Realty Trust REIT	640,209	41,037,397
Washington Prime Group, Inc. REIT (a)	689,566	2,634,142
Washington Real Estate Investment Trust	293,773	7,852,552
Weingarten Realty Investors REIT	439,530	12,051,913
Welltower, Inc. REIT	1,492,917	121,717,523
Xenia Hotels & Resorts, Inc. REIT	413,525	8,621,996
TOTAL COMMON STOCKS (Cost $2,401,417,491)		2,523,246,190
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c)	6,552,771	6,552,771
State Street Navigator Securities Lending Portfolio III (d) (e)	10,224,141	10,224,141
TOTAL SHORT-TERM INVESTMENTS (Cost $16,776,912)		16,776,912
TOTAL INVESTMENTS — 100.3% (Cost $2,418,194,403)		2,540,023,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(7,227,304)
NET ASSETS — 100.0%		$ 2,532,795,798
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
14

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,523,246,190	$—	$—	$2,523,246,190
Short-Term Investments	16,776,912	—	—	16,776,912
TOTAL INVESTMENTS	$2,540,023,102	$—	$—	$2,540,023,102
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,839,904	$ 4,839,904	$226,155,822	$224,442,955	$—	$—	6,552,771	$ 6,552,771	$ 71,640
State Street Navigator Securities Lending Government Money Market Portfolio	7,014,238	7,014,238	67,725,745	74,739,983	—	—	—	—	50,850
State Street Navigator Securities Lending Portfolio III	—	—	26,124,847	15,900,706	—	—	10,224,141	10,224,141	8,624
Total		$11,854,142	$320,006,414	$315,083,644	$—	$—		$16,776,912	$131,114
See accompanying notes to financial statements.
15

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
AbbVie, Inc.	743,619	$ 54,075,974
ACADIA Pharmaceuticals, Inc. (a) (b)	2,382,091	63,673,292
Acceleron Pharma, Inc. (a) (b)	633,583	26,027,590
Achillion Pharmaceuticals, Inc. (a)	3,024,288	8,105,092
Acorda Therapeutics, Inc. (a) (c)	2,503,039	19,198,309
Adverum Biotechnologies, Inc. (a)	505,070	6,005,282
Agios Pharmaceuticals, Inc. (a) (b)	1,068,670	53,305,260
Aimmune Therapeutics, Inc. (a) (b)	1,124,448	23,411,007
Akcea Therapeutics, Inc. (a) (b)	468,095	10,976,828
Akebia Therapeutics, Inc. (a) (b)	3,557,686	17,219,200
Alder Biopharmaceuticals, Inc. (a) (b)	1,875,373	22,073,140
Alexion Pharmaceuticals, Inc. (a)	496,245	64,998,170
Alkermes PLC (a)	2,673,212	60,254,198
Allogene Therapeutics, Inc. (a) (b)	907,222	24,358,911
Alnylam Pharmaceuticals, Inc. (a)	835,620	60,632,587
AMAG Pharmaceuticals, Inc. (a) (b)	1,512,401	15,108,886
Amgen, Inc.	332,331	61,241,957
Amicus Therapeutics, Inc. (a)	5,155,927	64,345,969
AnaptysBio, Inc. (a) (b)	470,813	26,563,269
Anika Therapeutics, Inc. (a)	269,984	10,966,750
Apellis Pharmaceuticals, Inc. (a)	768,698	19,478,807
Arena Pharmaceuticals, Inc. (a)	737,104	43,216,408
ArQule, Inc. (a)	1,703,384	18,754,258
Array BioPharma, Inc. (a)	1,978,089	91,644,863
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,969,207	52,183,985
Atara Biotherapeutics, Inc. (a) (b)	1,417,465	28,505,221
Athenex, Inc. (a) (b)	427,472	8,463,946
Audentes Therapeutics, Inc. (a)	1,021,107	38,659,111
BioCryst Pharmaceuticals, Inc. (a)	4,513,164	17,104,892
Biogen, Inc. (a)	257,008	60,106,461
Biohaven Pharmaceutical Holding Co., Ltd. (a)	916,356	40,127,229
BioMarin Pharmaceutical, Inc. (a)	723,881	62,000,408
Bluebird Bio, Inc. (a) (b)	497,301	63,256,687
Blueprint Medicines Corp. (a)	645,209	60,862,565
Cara Therapeutics, Inc. (a) (b)	1,153,733	24,805,259
CareDx, Inc. (a)	1,415,290	50,936,287
Celgene Corp. (a)	606,312	56,047,481
ChemoCentryx, Inc. (a)	1,046,807	9,735,305
Clovis Oncology, Inc. (a) (b) (c)	4,344,916	64,608,901
Coherus Biosciences, Inc. (a) (b)	1,235,475	27,303,997
See accompanying notes to financial statements.
16

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Cytokinetics, Inc. (a)	871,009	$ 9,798,851
CytomX Therapeutics, Inc. (a)	861,593	9,667,073
Deciphera Pharmaceuticals, Inc. (a) (b)	362,415	8,172,458
Denali Therapeutics, Inc. (a) (b)	936,076	19,432,938
Dicerna Pharmaceuticals, Inc. (a) (b)	758,166	11,941,115
Eagle Pharmaceuticals, Inc. (a) (b)	347,859	19,368,789
Editas Medicine, Inc. (a) (b)	1,735,968	42,947,848
Emergent BioSolutions, Inc. (a)	1,259,326	60,838,039
Enanta Pharmaceuticals, Inc. (a)	380,138	32,076,044
Epizyme, Inc. (a) (b)	1,593,338	19,996,392
Esperion Therapeutics, Inc. (a) (b)	1,103,711	51,344,636
Exact Sciences Corp. (a) (b)	533,088	62,925,708
Exelixis, Inc. (a)	2,970,534	63,480,312
Fate Therapeutics, Inc. (a) (b)	1,261,456	25,607,557
FibroGen, Inc. (a) (b)	1,438,567	64,994,457
Flexion Therapeutics, Inc. (a) (b)	1,148,051	14,121,027
G1 Therapeutics, Inc. (a) (b)	682,070	20,912,266
Genomic Health, Inc. (a)	1,144,276	66,562,535
Gilead Sciences, Inc.	881,834	59,576,705
Global Blood Therapeutics, Inc. (a) (b)	1,084,121	57,024,765
GlycoMimetics, Inc. (a) (b)	409,875	4,885,710
Halozyme Therapeutics, Inc. (a)	1,604,922	27,572,560
Heron Therapeutics, Inc. (a) (b)	2,446,453	45,479,561
Homology Medicines, Inc. (a)	454,316	8,890,964
Immunomedics, Inc. (a) (b)	4,734,502	65,667,543
Incyte Corp. (a)	753,064	63,980,317
Insmed, Inc. (a) (b)	1,604,640	41,078,784
Intellia Therapeutics, Inc. (a) (b)	1,098,196	17,977,469
Intercept Pharmaceuticals, Inc. (a) (b)	735,916	58,556,836
Intrexon Corp. (a) (b)	2,992,807	22,924,902
Invitae Corp. (a)	3,043,266	71,516,751
Ionis Pharmaceuticals, Inc. (a) (b)	942,481	60,573,254
Iovance Biotherapeutics, Inc. (a) (b)	1,143,230	28,032,000
Ironwood Pharmaceuticals, Inc. (a) (b)	3,051,353	33,381,802
Kura Oncology, Inc. (a)	254,396	5,009,057
Ligand Pharmaceuticals, Inc. (a) (b)	544,786	62,187,322
MacroGenics, Inc. (a)	1,695,194	28,767,442
Madrigal Pharmaceuticals, Inc. (a) (b)	464,109	48,643,264
Medicines Co. (a) (b)	1,593,444	58,112,903
Mirati Therapeutics, Inc. (a) (b)	620,840	63,946,520
Momenta Pharmaceuticals, Inc. (a)	1,015,490	12,642,851
Myriad Genetics, Inc. (a)	2,004,020	55,671,676
See accompanying notes to financial statements.
17

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Natera, Inc. (a)	907,363	$ 25,025,072
Neurocrine Biosciences, Inc. (a)	697,292	58,872,364
OPKO Health, Inc. (a) (b)	10,865,108	26,510,864
PDL BioPharma, Inc. (a)	3,131,113	9,831,695
Portola Pharmaceuticals, Inc. (a) (b)	2,272,524	61,653,576
Progenics Pharmaceuticals, Inc. (a) (b)	2,178,789	13,443,128
Prothena Corp. PLC (a) (b)	577,148	6,100,454
PTC Therapeutics, Inc. (a)	1,187,118	53,420,310
Puma Biotechnology, Inc. (a) (b) (c)	4,163,214	52,914,450
Ra Pharmaceuticals, Inc. (a)	890,658	26,782,086
Radius Health, Inc. (a) (b)	1,057,551	25,761,942
Regeneron Pharmaceuticals, Inc. (a)	191,742	60,015,246
REGENXBIO, Inc. (a) (b)	1,131,918	58,146,628
Repligen Corp. (a)	459,205	39,468,670
Retrophin, Inc. (a)	786,487	15,800,524
Rhythm Pharmaceuticals, Inc. (a)	203,864	4,485,008
Rigel Pharmaceuticals, Inc. (a) (b)	3,358,875	8,766,664
Rocket Pharmaceuticals, Inc. (a) (b)	530,480	7,957,200
Sage Therapeutics, Inc. (a) (b)	335,763	61,474,848
Sangamo Therapeutics, Inc. (a) (b)	3,112,137	33,517,715
Sarepta Therapeutics, Inc. (a) (b)	489,368	74,359,468
Seattle Genetics, Inc. (a) (b)	854,285	59,125,065
Spark Therapeutics, Inc. (a)	610,403	62,493,059
Spectrum Pharmaceuticals, Inc. (a)	2,099,327	18,075,205
Stemline Therapeutics, Inc. (a) (b)	968,895	14,843,471
TG Therapeutics, Inc. (a) (b)	3,709,931	32,090,903
Twist Bioscience Corp. (a)	268,461	7,788,054
Ultragenyx Pharmaceutical, Inc. (a) (b)	1,023,817	65,012,379
United Therapeutics Corp. (a)	747,972	58,386,694
Vanda Pharmaceuticals, Inc. (a)	1,521,806	21,442,247
Veracyte, Inc. (a)	1,045,695	29,812,764
Vericel Corp. (a) (b)	1,191,655	22,510,363
Vertex Pharmaceuticals, Inc. (a)	343,747	63,036,325
Viking Therapeutics, Inc. (a) (b) (c)	5,730,107	47,559,888
Voyager Therapeutics, Inc. (a)	748,456	20,372,972
Xencor, Inc. (a)	361,039	14,777,326
ZIOPHARM Oncology, Inc. (a) (b)	2,405,532	14,024,252
TOTAL COMMON STOCKS (Cost $5,153,722,854)		4,412,291,624
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	2,012,403	2,012,403
See accompanying notes to financial statements.
18

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	251,159,946	$ 251,159,946
TOTAL SHORT-TERM INVESTMENTS (Cost $253,172,349)		253,172,349
TOTAL INVESTMENTS — 105.7% (Cost $5,406,895,203)		4,665,463,973
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(252,596,089)
NET ASSETS — 100.0%		$ 4,412,867,884
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,412,291,624	$—	$—	$4,412,291,624
Short-Term Investments	253,172,349	—	—	253,172,349
TOTAL INVESTMENTS	$4,665,463,973	$—	$—	$4,665,463,973
See accompanying notes to financial statements.
19

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
Abeona Therapeutics, Inc.	2,520,361	$ 40,325,776	$ 26,711,417	$ 48,220,977	$ (21,690,435)	$ —*	—	$ —*	$ —
Achaogen, Inc.	2,803,183	24,275,565	8,669,057	20,022,199	(35,566,972)	—*	—	—*	—
Acorda Therapeutics, Inc.	747,383	21,449,892	74,249,488	49,764,444	902,601	(27,639,228)	2,503,039	19,198,309	—
Adamas Pharmaceuticals, Inc.	1,816,121	46,910,405	33,367,702	51,649,316	(37,101,625)	—*	—	—*	—
Clovis Oncology, Inc.	1,555,978	70,750,320	169,790,502	115,473,292	(13,705,631)	(46,752,998)	4,344,916	64,608,901	—
Dynavax Technologies Corp.	4,265,484	65,048,631	71,755,254	101,690,277	(50,668,376)	—*	—	—*	—
Esperion Therapeutics, Inc.	1,744,744	68,376,517	138,900,240	167,218,551	(3,661,158)	—*	1,103,711	—*	—
GeronCorp.	12,458,850	42,733,855	33,496,321	77,414,675	(7,393,793)	—*	—	—*	—
ImmunoGen, Inc.	6,477,764	63,028,644	92,022,014	104,343,711	(47,759,688)	—*	—	—*	—
MiMedx Group, Inc.	5,956,023	38,058,987	25,124,315	41,812,410	(39,189,059)	—*	—	—*	—
Prothena Corp. PLC	2,699,311	39,355,954	38,681,356	64,427,527	(38,733,885)	—*	577,148	—*	—
Puma Biotechnology, Inc.	1,402,816	82,976,566	184,138,346	165,052,258	(18,944,875)	(30,203,329)	4,163,214	52,914,450	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,417,812	1,417,812	55,279,780	54,685,189	—	—	2,012,403	2,012,403	71,215
State Street Navigator Securities Lending Government Money Market Portfolio	626,558,012	626,558,013	1,543,276,146	2,169,834,159	—	—	—	—	8,789,212
State Street Navigator Securities Lending Portfolio III	—	—	604,578,592	353,418,646	—	—	251,159,946	251,159,946	844,527
Verastem, Inc.	—	—	79,540,021	53,229,389	(26,310,632)	—*	—	—*	—
Viking Therapeutics, Inc.	—	—	194,224,695	95,401,541	(9,990,481)	(41,272,785)	5,730,107	47,559,888	—
Total		$1,231,266,937	$3,373,805,246	$3,733,658,561	$(349,814,009)	$(145,868,340)		$437,453,897	$9,704,954
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2019.
*	As of June 30, 2019, no longer an affiliate.
See accompanying notes to financial statements.
20

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	950,455	$ 172,811,728
United Technologies Corp.	1,171,486	152,527,477
		325,339,205
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	1,822,355	153,715,644
Expeditors International of Washington, Inc.	1,066,172	80,879,808
		234,595,452
BANKS — 5.9%
Bank OZK (a)	7,011,092	210,963,759
Commerce Bancshares, Inc. (b)	2,158,479	128,774,857
Community Bank System, Inc.	1,789,192	117,800,401
Cullen/Frost Bankers, Inc.	1,912,497	179,124,469
People's United Financial, Inc.	18,048,137	302,847,739
United Bankshares, Inc. (b)	4,199,746	155,768,579
		1,095,279,804
BEVERAGES — 3.1%
Brown-Forman Corp. Class B	1,711,541	94,870,717
Coca-Cola Co.	5,084,416	258,898,463
PepsiCo, Inc.	1,709,913	224,220,892
		577,990,072
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	4,848,082	352,552,523
BUILDING PRODUCTS — 0.5%
AO Smith Corp.	2,108,890	99,455,252
CAPITAL MARKETS — 4.6%
Eaton Vance Corp. (a)	5,890,022	254,036,649
Franklin Resources, Inc. (b)	6,354,225	221,127,030
S&P Global, Inc.	357,229	81,373,194
SEI Investments Co.	1,580,324	88,656,176
T Rowe Price Group, Inc.	2,027,462	222,432,856
		867,625,905
CHEMICALS — 5.4%
Air Products & Chemicals, Inc.	886,697	200,721,600
Albemarle Corp. (b)	1,631,319	114,861,171
Ecolab, Inc.	406,528	80,264,888
HB Fuller Co.	1,886,785	87,546,824
See accompanying notes to financial statements.
21

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Linde PLC	797,842	$ 160,206,674
PPG Industries, Inc.	1,040,106	121,390,771
RPM International, Inc.	2,823,831	172,564,312
Sherwin-Williams Co.	163,907	75,116,939
		1,012,673,179
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc. (a)	3,755,454	150,218,160
Brady Corp. Class A (a)	2,701,251	133,225,699
Cintas Corp.	341,831	81,113,078
MSA Safety, Inc.	992,709	104,621,602
		469,178,539
CONTAINERS & PACKAGING — 2.7%
Amcor PLC (c)	15,048,409	172,906,221
AptarGroup, Inc.	884,427	109,969,653
Sonoco Products Co.	3,273,789	213,909,373
		496,785,247
DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,856,891	192,336,770
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	14,552,951	487,669,388
ELECTRIC UTILITIES — 1.1%
NextEra Energy, Inc.	978,115	200,376,639
ELECTRICAL EQUIPMENT — 1.9%
Emerson Electric Co.	2,808,070	187,354,430
nVent Electric PLC	6,616,421	164,021,077
		351,375,507
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.1%
Essex Property Trust, Inc. REIT	699,080	204,082,424
Federal Realty Investment Trust REIT	1,616,239	208,106,934
National Retail Properties, Inc. REIT	5,037,418	267,033,528
Realty Income Corp. REIT	3,832,700	264,341,319
Tanger Factory Outlet Centers, Inc. REIT (a) (b)	12,260,632	198,744,845
		1,142,309,050
FOOD & STAPLES RETAILING — 2.9%
Sysco Corp.	2,386,972	168,806,660
Walmart, Inc.	1,516,654	167,575,100
Walgreens Boots Alliance, Inc.	3,751,497	205,094,341
		541,476,101
See accompanying notes to financial statements.
22

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
FOOD PRODUCTS — 4.2%
Archer-Daniels-Midland Co.	5,456,709	$ 222,633,727
Hormel Foods Corp. (b)	3,439,328	139,430,357
J.M. Smucker Co.	1,720,987	198,240,493
Lancaster Colony Corp.	780,990	116,055,114
McCormick & Co., Inc. (b)	719,562	111,539,306
		787,898,997
GAS UTILITIES — 3.4%
Atmos Energy Corp.	1,473,559	155,548,888
National Fuel Gas Co. (b)	3,323,623	175,321,113
New Jersey Resources Corp.	3,472,909	172,846,681
UGI Corp.	2,537,646	135,535,673
		639,252,355
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	1,513,179	127,258,354
Becton Dickinson and Co.	388,898	98,006,185
Medtronic PLC	1,851,901	180,356,638
West Pharmaceutical Services, Inc.	339,841	42,531,101
		448,152,278
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Cardinal Health, Inc.	6,164,073	290,327,838
HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald's Corp.	898,051	186,489,271
HOUSEHOLD DURABLES — 1.2%
Leggett & Platt, Inc. (b)	6,012,837	230,712,556
HOUSEHOLD PRODUCTS — 4.9%
Church & Dwight Co., Inc.	1,251,009	91,398,718
Clorox Co.	1,120,946	171,628,042
Colgate-Palmolive Co.	2,609,858	187,048,523
Kimberly-Clark Corp.	1,900,304	253,272,517
Procter & Gamble Co.	1,995,208	218,774,557
		922,122,357
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	908,222	157,431,201
Carlisle Cos., Inc.	730,695	102,596,885
Roper Technologies, Inc.	110,706	40,547,180
		300,575,266
See accompanying notes to financial statements.
23

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
INSURANCE — 5.9%
Aflac, Inc.	3,175,988	$ 174,075,902
Brown & Brown, Inc.	2,470,142	82,749,757
Chubb, Ltd.	1,081,589	159,307,244
Cincinnati Financial Corp.	2,152,529	223,152,681
Old Republic International Corp.	13,030,505	291,622,702
RenaissanceRe Holdings, Ltd.	449,355	79,989,684
RLI Corp.	1,031,339	88,396,066
		1,099,294,036
IT SERVICES — 2.4%
Automatic Data Processing, Inc.	861,949	142,506,028
International Business Machines Corp.	2,275,404	313,778,212
		456,284,240
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris Industries, Inc. (b)	2,121,915	193,582,305
MACHINERY — 5.9%
Caterpillar, Inc.	1,285,583	175,212,107
Donaldson Co., Inc.	2,035,798	103,540,686
Dover Corp.	1,508,329	151,134,566
Illinois Tool Works, Inc.	1,266,504	191,001,468
Lincoln Electric Holdings, Inc.	1,847,331	152,072,288
Nordson Corp.	512,881	72,475,214
Pentair PLC	3,055,713	113,672,524
Stanley Black & Decker, Inc.	945,544	136,735,118
		1,095,843,971
MEDIA — 1.8%
John Wiley & Sons, Inc. Class A (a)	3,190,542	146,318,256
Meredith Corp. (a) (b)	3,377,760	185,979,466
		332,297,722
METALS & MINING — 1.0%
Nucor Corp.	3,357,094	184,975,879
MULTI-UTILITIES — 3.8%
Black Hills Corp.	2,751,291	215,068,418
Consolidated Edison, Inc.	2,976,148	260,948,657
MDU Resources Group, Inc.	8,803,358	227,126,636
		703,143,711
MULTILINE RETAIL — 1.3%
Target Corp.	2,786,860	241,369,945
See accompanying notes to financial statements.
24

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.9%
Chevron Corp.	2,273,651	$ 282,933,131
Exxon Mobil Corp.	3,495,175	267,835,260
		550,768,391
PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,321,098	184,002,529
SOFTWARE — 0.3%
CDK Global, Inc.	1,183,227	58,498,743
SPECIALTY RETAIL — 1.7%
Lowe's Cos., Inc.	1,110,868	112,097,690
Ross Stores, Inc.	805,145	79,805,972
TJX Cos., Inc.	2,252,966	119,136,842
		311,040,504
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Kontoor Brands, Inc. (c)	254,938	7,143,363
VF Corp.	1,784,570	155,882,189
		163,025,552
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Fastenal Co.	5,410,362	176,323,698
W.W. Grainger, Inc.	443,436	118,942,838
		295,266,536
WATER UTILITIES — 2.1%
American States Water Co.	1,525,385	114,769,967
Aqua America, Inc. (b)	4,559,545	188,628,377
California Water Service Group	1,858,475	94,094,589
		397,492,933
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc.	4,740,780	144,119,712
TOTAL COMMON STOCKS (Cost $15,921,688,075)		18,663,556,260
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	3,868,771	3,868,771
See accompanying notes to financial statements.
25

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	72,674,127	$ 72,674,127
TOTAL SHORT-TERM INVESTMENTS (Cost $76,542,898)		76,542,898
TOTAL INVESTMENTS — 100.2% (Cost $15,998,230,973)		18,740,099,158
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(42,070,400)
NET ASSETS — 100.0%		$ 18,698,028,758
(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,663,556,260	$—	$—	$18,663,556,260
Short-Term Investments	76,542,898	—	—	76,542,898
TOTAL INVESTMENTS	$18,740,099,158	$—	$—	$18,740,099,158
See accompanying notes to financial statements.
26

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
ABM Industries, Inc.	3,731,522	$ 108,885,812	$ 82,558,752	$ 87,100,265	$ (2,617,954)	$ 48,491,815	3,755,454	$ 150,218,160	$ 3,076,243
American States Water Co.	1,953,212	111,645,598	42,420,942	66,652,419	4,529,481	—*	1,525,385	—*	—
Bank OZK	1,894,503	85,328,415	166,265,457	17,068,576	(3,626,416)	(19,935,121)	7,011,092	210,963,759	3,849,851
Black Hills Corp.	3,670,397	224,665,001	86,316,488	143,891,098	19,199,964	—*	2,751,291	—*	—
Brady Corp.	—	—	125,627,767	4,349,776	148,416	11,799,292	2,701,251	133,225,699	551,102
CaliforniaWater Service Group.	2,873,838	111,935,990	43,763,949	83,528,883	4,642,037	—*	1,858,475	—*	—
Eaton Vance Corp.	2,305,095	120,302,908	180,338,402	30,317,710	1,845,287	(18,132,238)	5,890,022	254,036,649	5,568,257
John Wiley & Sons, Inc.	1,724,299	107,596,258	87,491,889	11,006,362	(703,559)	(37,059,970)	3,190,542	146,318,256	3,000,413
Mercury General Corp.	3,245,775	147,877,509	44,168,324	218,340,689	11,609,580	—*	—	—*	—
Meredith Corp.	4,508,441	229,930,491	92,785,208	153,181,568	(6,542,600)	22,987,935	3,377,760	185,979,466	8,104,362
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,876,958	19,876,958	722,145,497	738,153,684	—	—	3,868,771	3,868,771	1,061,334
State Street Navigator Securities Lending Government Money Market Portfolio	295,796,901	295,796,901	273,243,605	569,040,506	—	—	—	—	150,543
State Street Navigator Securities Lending Portfolio III	—	—	149,068,158	76,394,031	—	—	72,674,127	72,674,127	25,688
Tanger Factory Outlet Centers, Inc.	14,268,422	335,165,233	117,805,940	167,351,183	(39,684,876)	(47,190,269)	12,260,632	198,744,845	17,987,970
United Bankshares, Inc.	5,456,493	198,616,345	69,792,848	119,134,354	1,894,317	—*	4,199,746	—*	—
Total		$2,097,623,419	$2,283,793,226	$2,485,511,104	$ (9,306,323)	$(39,038,556)		$1,356,029,732	$43,375,763
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2019.
*	As of June 30, 2019, no longer an affiliate.
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,523,246,190	$ 4,228,010,076	$17,384,069,426
Investments in affiliated issuers, at value	16,776,912	437,453,897	1,356,029,732
Total Investments	2,540,023,102	4,665,463,973	18,740,099,158
Cash	3	—	3,484,629
Receivable for investments sold	—	30,903,293	—
Dividends receivable — unaffiliated issuers	8,722,103	—	31,930,393
Dividends receivable — affiliated issuers	7,015	4,282	455,676
Securities lending income receivable — unaffiliated issuers	2,172	189,832	80,682
Securities lending income receivable — affiliated issuers	3,247	373,732	13,997
TOTAL ASSETS	2,548,757,642	4,696,935,112	18,776,064,535
LIABILITIES
Due to custodian	—	30,903,293	—
Payable upon return of securities loaned	10,224,141	251,159,946	72,674,127
Payable for investments purchased	5,210,230	—	—
Payable for fund shares repurchased	5,916	793,297	4,594
Advisory fee payable	516,928	1,201,980	5,327,897
Trustees’ fees and expenses payable	4,629	8,712	29,159
TOTAL LIABILITIES	15,961,844	284,067,228	78,035,777
NET ASSETS	$2,532,795,798	$ 4,412,867,884	$18,698,028,758
NET ASSETS CONSIST OF:
Paid-in Capital	$2,443,977,955	$ 7,333,896,028	$16,068,288,906
Total distributable earnings (loss)	88,817,843	(2,921,028,144)	2,629,739,852
NET ASSETS	$2,532,795,798	$ 4,412,867,884	$18,698,028,758
NET ASSET VALUE PER SHARE
Net asset value per share	$ 98.82	$ 87.82	$ 100.96
Shares outstanding (unlimited amount authorized, $0.01 par value)	25,631,617	50,250,000	185,203,658
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,401,417,491	$ 4,768,354,030	$14,529,834,906
Investments in affiliated issuers	16,776,912	638,541,173	1,468,396,067
Total cost of investments	$2,418,194,403	$ 5,406,895,203	$15,998,230,973
* Includes investments in securities on loan, at value	$ 26,734,905	$ 1,514,026,172	$ 702,148,093
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 82,077,931	$ 7,008,972	$ 440,171,414
Dividend income — affiliated issuers	71,640	71,215	43,199,532
Unaffiliated securities lending income	31,093	1,687,973	848,988
Affiliated securities lending income	59,474	9,633,739	176,231
Foreign taxes withheld	(8,375)	—	—
TOTAL INVESTMENT INCOME (LOSS)	82,231,763	18,401,899	484,396,165
EXPENSES
Advisory fee	6,548,229	15,983,895	59,571,960
Trustees’ fees and expenses	46,913	87,308	296,541
Miscellaneous expenses	2	3	11
TOTAL EXPENSES	6,595,144	16,071,206	59,868,512
NET INVESTMENT INCOME (LOSS)	75,636,619	2,330,693	424,527,653
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,124,702	(687,392,532)	32,674,063
Investments — affiliated issuers	—	(373,875,848)	(84,285,271)
In-kind redemptions — unaffiliated issuers	251,589,388	809,872,627	1,633,075,897
In-kind redemptions — affiliated issuers	—	24,061,839	74,978,948
Net realized gain (loss)	260,714,090	(227,333,914)	1,656,443,637
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(112,467,319)	(245,971,037)	23,548,579
Investment — affiliated issuers	—	(68,612,613)	(89,284,389)
Net change in unrealized appreciation/depreciation	(112,467,319)	(314,583,650)	(65,735,810)
NET REALIZED AND UNREALIZED GAIN (LOSS)	148,246,771	(541,917,564)	1,590,707,827
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 223,883,390	$(539,586,871)	$2,015,235,480
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 75,636,619	$ 72,812,026
Net realized gain (loss)	260,714,090	149,120,474
Net change in unrealized appreciation/depreciation	(112,467,319)	(135,030,550)
Net increase (decrease) in net assets resulting from operations	223,883,390	86,901,950
Net equalization credits and charges	250,719	(1,198,481)
Distributions to shareholders (Note 10)	(101,343,386)	(82,015,344)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	999,735,367	185,968,769
Cost of shares redeemed	(1,153,109,832)	(643,125,871)
Net income equalization	(250,719)	1,198,481
Net increase (decrease) in net assets from beneficial interest transactions	(153,625,184)	(455,958,621)
Net increase (decrease) in net assets during the period	(30,834,461)	(452,270,496)
Net assets at beginning of period	2,563,630,259	3,015,900,755
NET ASSETS AT END OF PERIOD	$ 2,532,795,798	$2,563,630,259
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,400,000	2,100,000
Shares redeemed	(12,100,000)	(7,200,000)
Net increase (decrease)	(1,700,000)	(5,100,000)
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Biotech ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,330,693	$ 10,146,963
Net realized gain (loss)	(227,333,914)	1,303,463,817
Net change in unrealized appreciation/depreciation	(314,583,650)	(431,971,869)
Net increase (decrease) in net assets resulting from operations	(539,586,871)	881,638,911
Net equalization credits and charges	215,871	471,103
Distributions to shareholders (Note 10)	(4,996,708)	(10,274,808)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	14,940,138,891	12,662,823,816
Cost of shares redeemed	(15,215,669,669)	(11,850,174,331)
Net income equalization	(215,871)	(471,103)
Net increase (decrease) in net assets from beneficial interest transactions	(275,746,649)	812,178,382
Net increase (decrease) in net assets during the period	(820,114,357)	1,684,013,588
Net assets at beginning of period	5,232,982,241	3,548,968,653
NET ASSETS AT END OF PERIOD	$ 4,412,867,884	$ 5,232,982,241
SHARES OF BENEFICIAL INTEREST:
Shares sold	173,950,000	144,350,000
Shares redeemed	(178,650,000)	(135,400,000)
Net increase (decrease)	(4,700,000)	8,950,000
See accompanying notes to financial statements.
31

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Dividend ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 424,527,653	$ 395,742,054
Net realized gain (loss)	1,656,443,637	1,650,846,015
Net change in unrealized appreciation/depreciation	(65,735,810)	(626,242,750)
Net increase (decrease) in net assets resulting from operations	2,015,235,480	1,420,345,319
Net equalization credits and charges	3,640,194	(4,486,612)
Distributions to shareholders (Note 10)	(431,641,309)	(795,452,180)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,965,569,606	2,997,629,350
Cost of shares redeemed	(5,203,085,444)	(3,748,758,779)
Net income equalization	(3,640,194)	4,486,612
Net increase (decrease) in net assets from beneficial interest transactions	1,758,843,968	(746,642,817)
Net increase (decrease) in net assets during the period	3,346,078,333	(126,236,290)
Net assets at beginning of period	15,351,950,425	15,478,186,715
NET ASSETS AT END OF PERIOD	$18,698,028,758	$15,351,950,425
SHARES OF BENEFICIAL INTEREST:
Shares sold	73,400,000	31,750,000
Shares redeemed	(53,900,000)	(40,100,000)
Net increase (decrease)	19,500,000	(8,350,000)
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 93.80	$ 92.99	$ 99.44	$ 84.38	$ 82.99
Income (loss) from investment operations:
Net investment income (loss) (a)	2.74	2.47	1.62	2.83	2.28
Net realized and unrealized gain (loss) (b)	5.92	1.20	(4.28)	15.72	1.91
Total from investment operations	8.66	3.67	(2.66)	18.55	4.19
Net equalization credits and charges (a)	0.01	(0.04)	(0.09)	0.03	0.01
Distributions to shareholders from:
Net investment income	(3.65)	(2.82)	(3.70)	(3.52)	(2.81)
Net asset value, end of period	$ 98.82	$ 93.80	$ 92.99	$ 99.44	$ 84.38
Total return (c)	9.58%	4.03%	(2.73)%	22.43%	4.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,532,796	$2,563,630	$3,015,901	$3,816,521	$2,863,030
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.89%	2.72%	1.71%	3.14%	2.55%
Portfolio turnover rate (d)	9%	6%	9%	10%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 95.23	$ 77.15	$ 54.16	$ 84.11	$ 51.33
Income (loss) from investment operations:
Net investment income (loss) (b)	0.04	0.20	0.20	0.29	0.52
Net realized and unrealized gain (loss) (c)	(7.37)	18.06	22.97	(29.93)	32.83
Total from investment operations	(7.33)	18.26	23.17	(29.64)	33.35
Net equalization credits and charges (b)	0.00(d)	0.01	(0.00)(d)	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.08)	(0.19)	(0.18)	(0.30)	(0.58)
Net asset value, end of period	$ 87.82	$ 95.23	$ 77.15	$ 54.16	$ 84.11
Total return (e)	(7.70)%	23.69%	42.80%	(35.30)%	65.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,412,868	$5,232,982	$3,548,969	$1,873,833	$2,750,480
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.05%	0.23%	0.30%	0.45%	0.81%
Portfolio turnover rate (f)	45%	62%	59%	75%	78%
(a)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 92.65	$ 88.93	$ 83.91	$ 76.23	$ 76.57
Income (loss) from investment operations:
Net investment income (loss) (a)	2.41	2.31	1.81	2.01	1.88
Net realized and unrealized gain (loss) (b)	8.30	6.10	6.01	10.29	1.59
Total from investment operations	10.71	8.41	7.82	12.30	3.47
Net equalization credits and charges (a)	0.02	(0.03)	0.01	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(2.42)	(2.33)	(2.22)	(2.02)	(1.86)
Net realized gains	—	(2.33)	(0.59)	(2.61)	(1.95)
Total distributions	(2.42)	(4.66)	(2.81)	(4.63)	(3.81)
Net asset value, end of period	$ 100.96	$ 92.65	$ 88.93	$ 83.91	$ 76.23
Total return (d)	11.76%	9.44%	9.46%	16.94%	4.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,698,029	$15,351,950	$15,478,187	$14,009,561	$12,925,516
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.49%	2.51%	2.10%	2.62%	2.41%
Portfolio turnover rate (e)	20%	24%	32%	32%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
36

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 238,582,990	$ 227,376,374
SPDR S&P Biotech ETF	2,056,028,836	2,057,533,498
SPDR S&P Dividend ETF	3,346,241,977	3,289,616,609
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 961,132,253	$ 1,116,156,825	$ 251,589,388
SPDR S&P Biotech ETF	9,973,654,401	10,248,632,969	833,934,466
SPDR S&P Dividend ETF	6,677,597,659	4,964,207,115	1,708,054,845
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to distributions in excess of current earnings, in-kind transactions, corporate actions, return of capital basis adjustments, expired capital loss carryover and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$101,343,386	$—	$101,343,386
SPDR S&P Biotech ETF	4,996,708	—	4,996,708
SPDR S&P Dividend ETF	431,641,309	—	431,641,309
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 82,015,344	$ —	$ 82,015,344
SPDR S&P Biotech ETF	10,274,808	—	10,274,808
SPDR S&P Dividend ETF	527,108,757	268,343,423	795,452,180
43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Dow Jones REIT ETF	$—	$ (19,767,298)	$—	$ 108,585,141	$—	$ 88,817,843
SPDR S&P Biotech ETF	—	(2,176,166,558)	—	(744,861,586)	—	(2,921,028,144)
SPDR S&P Dividend ETF	—	(102,355,452)	—	2,732,095,304	—	2,629,739,852
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones REIT ETF	$ —	$ 19,767,298
SPDR S&P Biotech ETF	1,239,570,820	936,595,738
SPDR S&P Dividend ETF	96,723,258	5,632,194
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 2,431,437,961	$ 267,520,330	$158,935,189	$ 108,585,141
SPDR S&P Biotech ETF	5,410,325,559	234,832,699	979,694,285	(744,861,586)
SPDR S&P Dividend ETF	16,008,003,853	3,061,771,408	329,676,103	2,732,095,305
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 26,734,905	$ 10,224,141	$ 17,306,083	$ 27,530,224
SPDR S&P Biotech ETF	1,514,026,172	251,159,946	1,271,424,591	1,522,584,537
SPDR S&P Dividend ETF	702,148,093	72,674,127	638,869,395	711,543,522
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 10,224,141	$—	$—	$—	$ 10,224,141	$ 10,224,141
SPDR S&P Biotech ETF	Common Stocks	251,159,946	—	—	—	251,159,946	251,159,946
SPDR S&P Dividend ETF	Common Stocks	72,674,127	—	—	—	72,674,127	72,674,127
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Dow Jones REIT ETF	$ 82,015,344	$ —	$ 82,015,344	$ —
SPDR S&P Biotech ETF	10,274,808	—	10,274,808	376,235
SPDR S&P Dividend ETF	394,923,602	400,528,578	795,452,180	818,452
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
47

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones REIT ETF, SPDR S&P Biotech ETF and SPDR S&P Dividend ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones REIT ETF, SPDR S&P Biotech ETF and SPDR S&P Dividend ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our
48

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
49

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
50

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
Annualized Expense Ratio	0.25%	0.35%	0.35%
Actual:
Ending Account Value	$1,165.00	$1,219.10	$1,141.70
Expenses Paid During Period(a)	1.34	1.93	1.86
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.60	1,023.10	1,023.10
Expenses Paid During Period(a)	1.25	1.76	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
51

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
52

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
53

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares
54

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
55

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
56

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
57

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

58

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
59

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
60

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRTOPEQAR

Annual Report
June 30, 2019
SPDR® Series Trust - Equity Funds
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Note to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Russell 1000 Yield Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high yield characteristics.
The Russell 1000 Momentum Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high momentum characteristics.
The Russell 1000 Low Volatility Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising low volatility characteristics.
The S&P 500 Buyback Index provides exposure to the 100 constituent companies in the S&P 500 with the highest buyback ratio in the last 12 months.
The S&P 1500 Low Valuation Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively low valuations (i.e., relatively “cheap”) are overweight relative to the S&P Composite 1500 Index and stocks with relatively high valuations (i.e., relatively “rich”) are underweight.
The S&P 1500 Positive Momentum Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively high momentum are overweight relative to the S&P 1500 Index and stocks with relatively low momentum are underweight.
The SSGA US Large Cap Low Volatility Index is designed to track the performance of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time.
The SSGA US Small Cap Low Volatility Index is designed to track the performance of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock's price over time.
See accompanying notes to financial statements.
1

SPDR RUSSELL 1000 YIELD FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Yield Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Yield Focused Factor Index. The Fund’s benchmark is the Russell 1000 Yield Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 3.79%, and the Index was 3.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment where broad market concerns were focused on the Federal Reserve’s (the "Fed") monetary policy and the looming specter of a global trade war. However, markets continued to rise through the 3rd quarter of 2018 as concerns about trade wars dissipated, driven by indications that NAFTA countries would engage successfully in productive negotiation talks. In addition, markets continued to be cautiously optimistic that the Fed would proceed in a prudent manner and avoid over-tightening.
However, the cautious optimism turned to fear as the Fed raised rates in September by 0.25% for the fourth straight quarter, accompanied by Fed Chairman Jerome Powell’s remarks that left markets confused about the Fed’s near term goals and priorities. Markets declined precipitously in the face of this uncertain direction from the Fed, and also as a bilateral trade war between China and the U.S. seemed to ratchet up. December’s additional quarter-point rate hike in the aftermath of these jitters did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing in the final month of the Reporting Period, as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
The Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high yield characteristics. Higher dividend yielding stocks quite frequently overlap significantly with value stocks. Unfortunately, during the Reporting Period, both value and size factors underperformed in U.S. markets. Quality outperformed, but its outperformance was not strong enough to counteract the underperformance of both value and size. As a result, the performance of the Fund and the Index lagged the broader markets.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Xilinx, Inc., Cummins Inc., and Target Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Kohl's Corporation, Macy's Inc, and Apache Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Russell 1000 Yield Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index
ONE YEAR	3.79%	3.74%	3.99%	3.79%	3.74%	3.99%
SINCE INCEPTION(1)	46.63%	46.61%	47.92%	11.28%	11.28%	11.56%

(1)	For the period December 2, 2015 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Yield Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
HP, Inc.	2.3%
Valero Energy Corp.	2.3
Phillips 66	1.9
Occidental Petroleum Corp.	1.8
Lam Research Corp.	1.5
PACCAR, Inc.	1.3
Cummins, Inc.	1.2
Applied Materials, Inc.	1.1
KLA-Tencor Corp.	1.1
NetApp, Inc.	1.1
TOTAL	15.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Consumer Discretionary	16.3%
Information Technology	15.0
Industrials	13.4
Energy	11.2
Financials	10.6
Materials	10.0
Real Estate	8.9
Utilities	5.6
Consumer Staples	3.7
Communication Services	3.1
Health Care	2.2
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Momentum Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Momentum Focused Factor Index. The Fund’s benchmark is the Russell 1000 Momentum Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.78%, and the Index was 1.95%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Strong equity markets in the US continued throughout the period ending on June 30, 2019, on the back of strong economic performance in the United States, record low unemployment rates and continued strength in corporate balance sheets. At the same time, trade tensions in the US with its largest trading partners, China in particular, have led to a large increase in market volatility, mainly during the first half of 2019. In spite of this, US large cap equity stocks have continued to deliver strong returns over this Reporting Period and recent changes in market expectations around a possible interest rate cut have led the US equity markets to all-times high records.
For the first six months of the Reporting Period, from June 2018 to end of 2018, positive momentum stocks significantly underperformed the broad US market, represented by the Russell 1000 Index. In particular, the Fund’s negative relative performance can be attributed to the Index’s overweight to Consumer Discretionary and Materials stocks relative to the Russell 100 Index. For the second part of the Reporting Period, from December 31, 2018 to June 30, 2019, the Fund continued to underperform the broad equity market, represented by the Russell 1000 Index; however the Fund delivered relatively strong absolute returns over this period, delivering a total return of 16.99%. The main contributors to total return were securities in the Information Technology, Industrials and Consumer Discretionary sectors.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were AutoZone, Inc., Chipotle Mexican Grill, Inc., and Ball Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Lear Corporation, Alcoa Corp., and Capri Holdings Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Russell 1000 Momentum Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index
ONE YEAR	1.78%	1.72%	1.95%	1.78%	1.72%	1.95%
SINCE INCEPTION(1)	37.13%	37.10%	38.22%	9.22%	9.21%	9.48%

(1)	For the period December 2, 2015 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Momentum Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Lam Research Corp.	0.8%
Cummins, Inc.	0.6
Tractor Supply Co.	0.5
Medical Properties Trust, Inc. REIT	0.5
Southwest Airlines Co.	0.5
United Continental Holdings, Inc.	0.5
Darden Restaurants, Inc.	0.5
NRG Energy, Inc.	0.5
Dollar General Corp.	0.5
PACCAR, Inc.	0.4
TOTAL	5.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Industrials	17.8%
	Consumer Discretionary	15.8
	Information Technology	15.3
	Financials	10.5
	Health Care	8.8
	Utilities	7.1
	Real Estate	6.5
	Consumer Staples	5.2
	Materials	5.2
	Communication Services	4.1
	Energy	3.5
	Short-Term Investments	0.2
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Low Volatility Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Low Volatility Focused Factor Index. The Fund’s benchmark is the Russell 1000 Low Volatility Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 12.23%, and the Index was 12.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Strong equity markets in the US continued throughout the period ending on June 30, 2019, on the back of strong economic performance in the United States, record low unemployment rates and continued strength in corporate balance sheets. At the same time, trade tensions in the US with its largest trading partners, China in particular, have led to a large increase in market volatility, mainly during the first half of 2019. In spite of this, US large cap equity stocks have continued to deliver strong returns over the Reporting Period and recent changes in market expectations around a possible interest rate cut have led the US equity markets to all-times high records.
For the first six months of the Reporting Period, from July 2018 to end of 2018, lower volatility stocks outperformed the broad US market, represented by the Russell 1000 Index. In particular, the Fund’s positive relative performance can be attributed to the Index’s overweight to these sectors relative to the Russell 1000 Index: Energy, Utilities and Communication Services. For the second part of the Reporting Period, from December 31, 2018 to June 30, 2019, the Fund continued to outperform the broad equity market, represented by the Russell 1000 Index. The Fund delivered strong absolute returns over this period, delivering a total return of 19.81%. The main contributors to total return were securities in the Industrials, Financials and Consumer Discretionary sectors.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were AutoZone, Inc., Ball Corporation, and Xilinx, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Ingredion Incorporated, Visteon Corporation, and PG&E Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Russell 1000 Low Volatility Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index
ONE YEAR	12.23%	12.15%	12.46%	12.23%	12.15%	12.46%
SINCE INCEPTION(1)	53.21%	53.21%	54.48%	12.65%	12.65%	12.92%

(1)	For the period December 2, 2015 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Low Volatility Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
HP, Inc.	0.9%
Genuine Parts Co.	0.8
C.H. Robinson Worldwide, Inc.	0.7
CDW Corp.	0.7
Phillips 66	0.7
T Rowe Price Group, Inc.	0.7
Cummins, Inc.	0.7
Occidental Petroleum Corp.	0.6
Sysco Corp.	0.6
Western Union Co.	0.6
TOTAL	7.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Industrials	17.8%
	Financials	14.1
	Consumer Discretionary	13.3
	Information Technology	12.2
	Utilities	8.7
	Health Care	8.0
	Real Estate	7.7
	Materials	7.1
	Consumer Staples	6.2
	Communication Services	2.7
	Energy	2.1
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P 500 BUYBACK ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 500 Buyback ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have a high buyback ratio. The Fund’s benchmark is the S&P 500 Buyback Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 8.70%, and the Index was 9.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The market environment during the third quarter in many ways mimicked what had already transpired throughout much of 2018. In the United States, at least according to conventional definitions, the S&P 500 Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. This occurred amidst strong economic growth where real GDP advanced by more than 4% for the second quarter and the unemployment rate held below that same 4% mark. In this environment, The Fund returned +6.66% for the Third Quarter, 2018.
In what is usually a seasonally favorable period, US equities exhibited their worst quarterly performance since 2011 during the fourth quarter of 2018. Just about any asset class exuding a hint of credit risk or sensitivity to economic growth suffered during the fourth quarter. Some fell so severely that corrections were quickly usurped by bear markets. Early in the quarter, Federal Reserve Chair Jerome Powell created cumbersome conditions with an off-hand comment that interest rates might be a long way from neutral. Meanwhile, December’s arrival was met with a trade truce between the United States and China based on discussions at the G20 meeting in Argentina. However, a host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled any short-lived rallies and ultimately sent the Fund down –14.45% for the quarter.
The S&P 500 Index started the new year just a hair above 2,500 in terms of price index levels. As the recovery in stocks took shape amid expectations for easing monetary conditions, technical strategists noted that a level of 2,600 was likely to provide some resistance. But right around mid-January the S&P overtook that psychological level, amid some encouraging early signs from fourth-quarter earnings. The progression of both economic data points and earnings releases provided a reasonable amount of fodder for both bulls and bears to latch onto, but a temporary measure to end the US government shutdown and a dovish turn from the Fed helped the S&P 500 eclipse 2,700 by the end of January. Investors were especially receptive to communication from the January 30 Federal Open Market Committee (FOMC) Meeting, which suggested the Fed would be patient in raising policy interest rates and also that the pace of balance sheet normalization might also be more flexible in the future. Following January’s surge, US equities continued to make steady progress, albeit at a decelerating pace for the balance of the first quarter. In light of these developments, The Fund had a strong start to 2019 posting a +13.70% return for the First Quarter, 2019.
The steady ascent of risk assets continued in April 2019, as investors embraced optimism about trade policy between the United States and China, and first quarter earnings results followed through on their usual pattern of outpacing analyst estimates. Early in the month, global equity markets rose on indications that US and Chinese trade officials had resolved a number of outstanding issues. Some upside surprises in economic data, particularly in China, reinforced the continued recovery in stock prices. Strong readings from the manufacturing sector, as well as favorable reports on fixed investment, retail sales and credit growth, fueled the uptick in investor sentiment. It did not take long for the all-time highs notched by the S&P 500 Index in April to melt away in May. On the first day of the month, investors had to acclimatize to the uncomfortable idea that the US Federal Reserve (Fed) may not move in a relentlessly dovish direction as Fed Chair Jerome Powell pushed back on market expectations for interest-rate cuts by suggesting that recent low levels of inflation were likely transitory. From there, trade conflicts and developments between the United States and the rest of the world took center stage, battering equity markets while flattering bonds. June 2019, would prove to stabilize deterioration in the equity markets as trade tensions between the US and China eased while the Fed indicated a willingness to potentially cut rates later in the year. In light of this volatility, The Fund closed out the Reporting Period with a return of +4.77% for the Second Quarter, 2019.
The Fund did not invest in derivatives during the Reporting Period.
See accompanying notes to financial statements.
11

SPDR S&P 500 BUYBACK ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Starbucks Corporation, AutoZone, Inc., and IQVIA Holdings Inc The top negative contributors to the Fund’s performance during the Reporting Period were E*TRADE Financial Corporation, Nordstrom, Inc., and Capri Holdings Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR S&P 500 Buyback ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Buyback Index	Net Asset Value	Market Value	S&P 500 Buyback Index
ONE YEAR	8.70%	8.95%	9.11%	8.70%	8.95%	9.11%
SINCE INCEPTION(1)	45.25%	45.63%	47.68%	8.85%	8.91%	9.26%

(1)	For the period February 4, 2015 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/4/15, 2/5/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 500 Buyback ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR S&P 500 Buyback ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
QUALCOMM, Inc.	1.3%
Ball Corp.	1.2
CarMax, Inc.	1.2
Fortune Brands Home & Security, Inc.	1.2
McKesson Corp.	1.2
Anadarko Petroleum Corp.	1.1
IQVIA Holdings, Inc.	1.1
FleetCor Technologies, Inc.	1.1
Charter Communications, Inc. Class A	1.1
Loews Corp.	1.1
TOTAL	11.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	23.1%
Information Technology	20.0
Consumer Discretionary	19.9
Industrials	12.0
Health Care	10.1
Energy	6.6
Materials	2.1
Consumer Staples	1.9
Real Estate	1.9
Communication Services	1.1
Utilities	1.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P 1500 VALUE TILT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 1500 Low Valuation Tilt Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.93%, and the Index was 5.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, the cumulative effect of security mis-weights, and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment where broad market concerns were focused on the Fed's monetary policy and the looming specter of a global trade war. However, markets continued to rise through the 3rd quarter of 2018 as concerns about trade wars dissipated, driven by indications that NAFTA countries would engage successfully in productive negotiation talks. In addition, markets continued to be cautiously optimistic that the Fed would proceed in a prudent manner and avoid over-tightening.
However, the cautious optimism turned to fear as the Fed raised rates in September by 0.25% for the fourth straight quarter, accompanied by Fed Chairman Jerome Powell’s remarks that left markets confused about the Fed’s near term goals and priorities. Markets declined precipitously in the face of this uncertain direction from the Fed, and also as a bilateral trade war between China and the U.S. seemed to ratchet up. December’s additional quarter-point rate hike in the aftermath of these jitters did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing in the final month of the Reporting Period, as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
Value securities as measured by the Index had yet another difficult year, significantly lagging the overall market, as measured by the S&P 500, and continuing on its unusual path of underperformance, which has been historic for its surprising and unexpected duration. On a quarterly basis, value securities underperformed in three of the four quarters, excepting the fourth quarter of 2018 when the broader markets experienced a substantial sell-off. This was the only quarter in which value securities outperformed the overall market, but that outperformance was not significant enough to offset the underperformance from the other three quarters.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Walmart Inc., Microsoft Corporation, and Berkshire Hathaway Inc. Class B. The top negative contributors to the Fund’s performance during the Reporting Period were CVS Health Corporation, PG&E Corporation, and Kraft Heinz Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P 1500 Value Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index
ONE YEAR	4.93%	4.85%	5.04%	4.93%	4.85%	5.04%
FIVE YEARS	48.93%	48.86%	49.86%	8.29%	8.28%	8.43%
SINCE INCEPTION(1)	119.33%	119.23%	122.49%	12.47%	12.46%	12.71%

(1)	For the period October 24, 2012 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Walmart, Inc.	2.4%
Berkshire Hathaway, Inc. Class B	2.3
Apple, Inc.	2.2
AT&T, Inc.	1.9
Exxon Mobil Corp.	1.8
JPMorgan Chase & Co.	1.7
Bank of America Corp.	1.6
Wells Fargo & Co.	1.5
Chevron Corp.	1.3
Citigroup, Inc.	1.2
TOTAL	17.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	22.1%
Information Technology	12.5
Health Care	11.1
Industrials	9.7
Consumer Discretionary	9.5
Consumer Staples	8.8
Communication Services	8.5
Energy	7.8
Utilities	3.8
Materials	3.3
Real Estate	2.7
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P 1500 MOMENTUM TILT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. The Fund’s benchmark is the S&P 1500 Positive Momentum Tilt Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 9.31%, and the Index was 9.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment where broad market concerns were focused on the Fed's monetary policy and the looming specter of a global trade war. However, markets continued to rise through the 3rd quarter of 2018 as concerns about trade wars dissipated, driven by indications that NAFTA countries would engage successfully in productive negotiation talks. In addition, markets continued to be cautiously optimistic that the Fed would proceed in a prudent manner and avoid over-tightening.
However, the cautious optimism turned to fear as the Fed raised rates in September by 0.25% for the fourth straight quarter, accompanied by Fed Chair Jerome Powell’s remarks that left markets confused about the Fed’s near term goals and priorities. Markets declined precipitously in the face of this uncertain direction from the Fed, and also as a bilateral trade war between China and the U.S. seemed to ratchet up. December’s additional quarter-point rate hike in the aftermath of these jitters did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing in the final month of the Reporting Period, as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
Momentum securities, as measured by the Index, outperformed the overall market in three out of four quarters, as measured by the S&P 500. The market sell-off in the fourth quarter of 2018 was particularly severe for momentum securities, however. Fortunately, the outperformance from the other three quarters was strong enough in total to exceed the underperformance from the fourth quarter, resulting in overall outperformance for the whole of the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Mastercard Incorporated Class A, and Visa Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Apple Inc., Facebook, Inc. Class A, and NVIDIA Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P 1500 Momentum Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index
ONE YEAR	9.31%	9.19%	9.47%	9.31%	9.19%	9.47%
FIVE YEARS	67.38%	67.25%	68.57%	10.85%	10.83%	11.01%
SINCE INCEPTION(1)	139.74%	139.57%	143.20%	13.97%	13.96%	14.22%

(1)	For the period October 24, 2012 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Microsoft Corp.	6.3%
Apple, Inc.	4.0
Amazon.com, Inc.	3.0
Procter & Gamble Co.	2.0
Mastercard, Inc. Class A	1.6
Visa, Inc. Class A	1.6
Merck & Co., Inc.	1.6
Alphabet, Inc. Class C	1.4
Alphabet, Inc. Class A	1.4
Cisco Systems, Inc.	1.3
TOTAL	24.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Information Technology	26.9%
	Health Care	15.5
	Consumer Discretionary	10.2
	Communication Services	9.1
	Industrials	9.1
	Consumer Staples	8.2
	Financials	6.8
	Real Estate	4.7
	Utilities	4.5
	Energy	2.5
	Materials	2.4
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of total investments.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA US Large Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index. The Fund’s benchmark is the SSGA US Large Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 21.94%, and the Index was 22.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment where broad market concerns were focused on the Fed's monetary policy and the looming specter of a global trade war. However, markets continued to rise through the 3rd quarter of 2018 as concerns about trade wars dissipated, driven by indications that NAFTA countries would engage successfully in productive negotiation talks. In addition, markets continued to be cautiously optimistic that the Fed would proceed in a prudent manner and avoid over-tightening.
However, the cautious optimism turned to fear as the Fed raised rates in September by 0.25% for the fourth straight quarter, accompanied by Fed Chairman Jerome Powell’s remarks that left markets confused about the Fed’s near term goals and priorities. Markets declined precipitously in the face of this uncertain direction from the Fed, and also as a bilateral trade war between China and the U.S. seemed to ratchet up. December’s additional quarter-point rate hike in the aftermath of these jitters did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing in the final month of the Reporting Period, as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
During the Reporting Period, low volatility securities, as measured by the Index, outperformed the overall market as measured by the S&P 500. This was especially true in 2018’s fourth quarter, when an uptick in volatility and a downturn in the market were both quite significant. While the overall market saw negative returns in the quarter, securities with low volatility characteristics saw less negative returns. This was also true in the final quarter of the Reporting Period, although to a lesser degree given the less severe volatility encountered. As a result, the Fund and the Index outperformed over the year-long period relative to the overall market.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Republic Services, Inc., Starbucks Corporation, and Cincinnati Financial Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Aramark, Kellogg Company, and Vail Resorts, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR SSGA US Large Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)
ONE YEAR	21.94%	21.65%	22.13%	21.94%	21.65%	22.13%
FIVE YEARS (2)	78.28%	78.23%	79.89%	12.26%	12.25%	12.46%
SINCE INCEPTION (2),(3)	125.92%	125.86%	128.75%	13.67%	13.67%	13.90%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	The SSGA US Large Cap Low Volatility Index inception date was November 23, 2016. Index returns in the line graph above represent the Fund’s prior benchmark index from February 20, 2013 through December 12, 2016 and the SSGA US Large Cap Low Volatility Index from December 13, 2016 through June 30, 2019.
(2)	Effective December 13, 2016, the Fund changed its benchmark index from the Russell 1000 Low Volatility Index to the SSGA US Large Cap Low Volatility Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 13, 2016.
(3)	For the period February 20, 2013 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR SSGA US Large Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Republic Services, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.9
Aflac, Inc.	1.7
Marsh & McLennan Cos., Inc.	1.7
Chubb, Ltd.	1.7
CME Group, Inc.	1.6
Aon PLC	1.5
Crown Castle International Corp. REIT	1.4
Allstate Corp.	1.4
Hartford Financial Services Group, Inc.	1.4
TOTAL	16.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	32.5%
Information Technology	16.0
Industrials	11.5
Real Estate	7.8
Consumer Staples	6.0
Consumer Discretionary	5.9
Health Care	5.3
Utilities	5.1
Materials	4.7
Communication Services	3.7
Energy	1.2
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA US Small Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index. The Fund’s benchmark is the SSGA US Small Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.24%, and the Index was 1.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment where broad market concerns were focused on the Fed's monetary policy and the looming specter of a global trade war. However, markets continued to rise through the 3rd quarter of 2018 as concerns about trade wars dissipated, driven by indications that NAFTA countries would engage successfully in productive negotiation talks. In addition, markets continued to be cautiously optimistic that the Fed would proceed in a prudent manner and avoid over-tightening.
However, the cautious optimism turned to fear as the Fed raised rates in September by 0.25% for the fourth straight quarter, accompanied by Fed Chairman Jerome Powell’s remarks that left markets confused about the Fed’s near term goals and priorities. Markets declined precipitously in the face of this uncertain direction from the Fed, and also as a bilateral trade war between China and the U.S. seemed to ratchet up. December’s additional quarter-point rate hike in the aftermath of these jitters did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing in the final month of the Reporting Period, as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
Unfortunately, small cap securities, as measured by the Index, significantly underperformed the broader markets, as measured by the S&P 500, during the Reporting Period, and the performance of the Fund and the Index reflects this small cap exposure. The sell-off in 2018’s fourth quarter was particularly difficult for small cap securities. Fortunately, low volatility securities were outperformers during the Reporting Period, but this outperformance was not enough to completely offset the underperformance of small cap securities.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Belmond Ltd. Class A, iStar Inc., and PS Business Parks, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Berkshire Hills Bancorp, Inc., Vector Group Ltd., and Owens & Minor, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR SSGA US Small Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)
ONE YEAR	1.24%	1.18%	1.34%	1.24%	1.18%	1.34%
FIVE YEARS (2)	53.90%	53.74%	54.02%	9.00%	8.98%	9.02%
SINCE INCEPTION (2),(3)	98.79%	98.64%	99.18%	11.41%	11.40%	11.45%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	The SSGA US Small Cap Low Volatility Index inception date was November 23, 2016. Index returns in the line graph above represent the Fund’s prior benchmark index from February 20, 2013 through December 12, 2016 and the SSGA US Small Cap Low Volatility Index from December 13, 2016 through June 30, 2019.
(2)	Effective December 13, 2016, the Fund changed its benchmark index from the Russell 2000 Low Volatility Index to the SSGA US Small Cap Low Volatility Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 13, 2016.
(3)	For the period February 20, 2013 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR SSGA US Small Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Apollo Commercial Real Estate Finance, Inc. REIT	1.1%
White Mountains Insurance Group, Ltd.	1.0
MFA Financial, Inc. REIT	0.8
Meridian Bancorp, Inc.	0.7
Capitol Federal Financial, Inc.	0.7
Two Harbors Investment Corp. REIT	0.6
Northfield Bancorp, Inc.	0.6
Armada Hoffler Properties, Inc. REIT	0.6
Northwest Bancshares, Inc.	0.5
Oritani Financial Corp.	0.5
TOTAL	7.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	35.5%
Real Estate	12.6
Industrials	12.1
Information Technology	8.7
Consumer Discretionary	8.6
Health Care	6.5
Materials	3.8
Consumer Staples	3.3
Communication Services	3.1
Utilities	2.9
Energy	2.3
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.3%
Huntington Ingalls Industries, Inc.	5,052	$ 1,135,386
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	35,583	3,001,426
AIRLINES — 1.4%
Alaska Air Group, Inc.	27,087	1,731,130
Copa Holdings SA Class A	9,642	940,770
Delta Air Lines, Inc.	57,314	3,252,570
		5,924,470
AUTO COMPONENTS — 1.7%
BorgWarner, Inc.	46,049	1,933,137
Gentex Corp.	59,789	1,471,407
Goodyear Tire & Rubber Co.	71,337	1,091,456
Lear Corp.	19,114	2,662,007
		7,158,007
AUTOMOBILES — 2.0%
Ford Motor Co.	329,074	3,366,427
General Motors Co.	64,400	2,481,332
Harley-Davidson, Inc. (a)	48,583	1,740,729
Thor Industries, Inc.	16,230	948,643
		8,537,131
BANKS — 3.5%
Associated Banc-Corp.	18,900	399,546
Bank of Hawaii Corp.	3,600	298,476
Bank OZK	17,800	535,602
BankUnited, Inc.	10,300	347,522
CIT Group, Inc.	5,200	273,208
Citizens Financial Group, Inc.	26,700	944,112
Comerica, Inc.	14,600	1,060,544
Cullen/Frost Bankers, Inc.	4,000	374,640
East West Bancorp, Inc.	9,400	439,638
First Hawaiian, Inc.	15,447	399,614
First Horizon National Corp.	39,600	591,228
FNB Corp.	55,330	651,234
Huntington Bancshares, Inc.	86,500	1,195,430
KeyCorp	77,300	1,372,075
PacWest Bancorp	27,558	1,070,077
People's United Financial, Inc.	36,526	612,907
Popular, Inc.	6,371	345,563
Regions Financial Corp.	86,000	1,284,840
Synovus Financial Corp.	13,600	476,000
TCF Financial Corp.	21,700	451,143
Umpqua Holdings Corp.	37,875	628,346
Webster Financial Corp.	8,200	391,714
Zions Bancorp NA	13,400	616,132
		14,759,591
BEVERAGES — 0.5%
Molson Coors Brewing Co. Class B	35,045	1,962,520
BUILDING PRODUCTS — 0.6%
AO Smith Corp.	28,000	1,320,480
Fortune Brands Home & Security, Inc.	11,006	628,773
Security Description	Shares	Value
Owens Corning	11,430	$ 665,226
		2,614,479
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	2,600	239,564
BGC Partners, Inc. Class A	87,909	459,764
Eaton Vance Corp.	34,281	1,478,539
Evercore, Inc. Class A	12,522	1,109,073
Franklin Resources, Inc.	75,927	2,642,260
Invesco, Ltd.	94,252	1,928,396
Janus Henderson Group PLC	50,300	1,076,420
Lazard, Ltd. Class A	32,812	1,128,405
Legg Mason, Inc.	5,558	212,760
LPL Financial Holdings, Inc.	4,217	343,981
State Street Corp. (b)	21,200	1,188,472
T Rowe Price Group, Inc.	24,800	2,720,808
Virtu Financial, Inc. Class A	14,400	313,632
		14,842,074
CHEMICALS — 4.7%
Albemarle Corp.	10,600	746,346
Cabot Corp.	17,666	842,845
Celanese Corp.	16,670	1,797,026
CF Industries Holdings, Inc.	30,749	1,436,286
Chemours Co.	50,100	1,202,400
DuPont de Nemours, Inc.	34,900	2,619,943
Eastman Chemical Co.	32,696	2,544,730
Huntsman Corp.	68,544	1,401,039
LyondellBasell Industries NV Class A	52,362	4,509,939
NewMarket Corp.	492	197,262
Olin Corp.	50,457	1,105,513
RPM International, Inc.	9,113	556,895
Scotts Miracle-Gro Co. (a)	1,499	147,652
Valvoline, Inc.	42,400	828,072
Westlake Chemical Corp.	3,300	229,218
		20,165,166
COMMERCIAL SERVICES & SUPPLIES — 0.2%
ADT, Inc.	9,900	60,588
IAA, Inc. (c)	14,921	578,636
KAR Auction Services, Inc.	14,921	373,025
		1,012,249
COMMUNICATIONS EQUIPMENT — 0.6%
Juniper Networks, Inc.	97,663	2,600,766
CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	41,049	1,382,941
CONSUMER FINANCE — 0.5%
Navient Corp.	37,223	508,094
Santander Consumer USA Holdings, Inc.	15,900	380,964
Synchrony Financial	36,300	1,258,521
		2,147,579
CONTAINERS & PACKAGING — 2.8%
Ardagh Group SA	5,651	98,893

See accompanying notes to financial statements.
27

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Avery Dennison Corp.	5,791	$ 669,903
International Paper Co.	81,522	3,531,533
Packaging Corp. of America	28,782	2,743,500
Sealed Air Corp.	8,100	346,518
Silgan Holdings, Inc.	6,500	198,900
Sonoco Products Co.	22,291	1,456,494
Westrock Co.	78,092	2,848,015
		11,893,756
DISTRIBUTORS — 0.7%
Genuine Parts Co.	29,746	3,081,091
DIVERSIFIED CONSUMER SERVICES — 0.4%
H&R Block, Inc. (a)	62,503	1,831,338
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	18,638	358,409
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
CenturyLink, Inc.	334,500	3,933,720
ELECTRIC UTILITIES — 2.8%
Alliant Energy Corp.	13,328	654,138
Avangrid, Inc.	6,623	334,461
Edison International	25,794	1,738,774
Entergy Corp.	17,687	1,820,523
Hawaiian Electric Industries, Inc.	22,512	980,398
IDACORP, Inc.	6,200	622,666
OGE Energy Corp.	28,344	1,206,321
Pinnacle West Capital Corp.	14,854	1,397,613
PPL Corp.	96,841	3,003,039
		11,757,933
ELECTRICAL EQUIPMENT — 2.3%
Eaton Corp. PLC	35,605	2,965,185
Emerson Electric Co.	33,500	2,235,120
GrafTech International, Ltd.	18,800	216,200
Hubbell, Inc.	6,995	912,148
nVent Electric PLC	34,400	852,776
Regal Beloit Corp.	4,106	335,501
Rockwell Automation, Inc.	14,300	2,342,769
		9,859,699
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Avnet, Inc.	13,500	611,145
Corning, Inc.	84,100	2,794,643
Jabil, Inc.	14,432	456,051
National Instruments Corp.	17,916	752,293
		4,614,132
ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes a GE Co.	66,600	1,640,358
Halliburton Co.	160,500	3,649,770
Helmerich & Payne, Inc.	32,717	1,656,135
Patterson-UTI Energy, Inc.	31,200	359,112
		7,305,375
ENTERTAINMENT — 0.6%
Cinemark Holdings, Inc.	28,442	1,026,756
Security Description	Shares	Value
Viacom, Inc. Class A	925	$ 31,542
Viacom, Inc. Class B	47,780	1,427,189
		2,485,487
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.9%
Apartment Investment & Management Co. Class A REIT	41,800	2,095,016
Apple Hospitality REIT, Inc.	64,428	1,021,828
Brandywine Realty Trust REIT	34,832	498,794
Brixmor Property Group, Inc. REIT	91,050	1,627,974
Brookfield Property REIT, Inc. Class A	28,900	545,921
CoreSite Realty Corp. REIT	3,820	439,949
Corporate Office Properties Trust REIT	7,590	200,148
CubeSmart REIT	16,374	547,547
Duke Realty Corp. REIT	20,320	642,315
Empire State Realty Trust, Inc. Class A REIT	10,000	148,100
EPR Properties REIT	13,264	989,362
Extra Space Storage, Inc. REIT	7,431	788,429
Gaming and Leisure Properties, Inc. REIT	30,974	1,207,366
HCP, Inc. REIT	87,275	2,791,054
Healthcare Trust of America, Inc. Class A REIT	20,200	554,086
Highwoods Properties, Inc. REIT	14,082	581,587
Hospitality Properties Trust REIT	43,479	1,086,975
Host Hotels & Resorts, Inc. REIT	225,505	4,108,701
Iron Mountain, Inc. REIT	53,570	1,676,741
Kimco Realty Corp. REIT	37,372	690,635
Lamar Advertising Co. Class A REIT	19,966	1,611,456
Liberty Property Trust REIT	7,546	377,602
Life Storage, Inc. REIT	8,363	795,154
Medical Properties Trust, Inc. REIT	120,053	2,093,724
National Retail Properties, Inc. REIT	12,473	661,194
Omega Healthcare Investors, Inc. REIT	24,817	912,025
Outfront Media, Inc. REIT	21,324	549,946
Park Hotels & Resorts, Inc. REIT	61,698	1,700,397
Rayonier, Inc. REIT	16,986	514,676
Retail Properties of America, Inc. Class A REIT	24,341	286,250
SL Green Realty Corp. REIT	4,700	377,739
Spirit Realty Capital, Inc. REIT	10,200	435,132
Taubman Centers, Inc. REIT	7,298	297,977
VICI Properties, Inc. REIT	62,100	1,368,684
Weingarten Realty Investors REIT	37,166	1,019,092
Weyerhaeuser Co. REIT	79,100	2,083,494
WP Carey, Inc. REIT	8,706	706,753
		38,033,823
FOOD & STAPLES RETAILING — 1.3%
Kroger Co.	66,220	1,437,636
Walgreens Boots Alliance, Inc.	78,000	4,264,260
		5,701,896
FOOD PRODUCTS — 1.4%
Conagra Brands, Inc.	52,482	1,391,823

See accompanying notes to financial statements.
28

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Flowers Foods, Inc.	31,552	$ 734,215
Ingredion, Inc.	20,450	1,686,921
J.M. Smucker Co.	7,260	836,279
Kellogg Co.	28,678	1,536,280
		6,185,518
GAS UTILITIES — 0.5%
National Fuel Gas Co.	19,070	1,005,942
UGI Corp.	22,031	1,176,676
		2,182,618
HEALTH CARE PROVIDERS & SERVICES — 2.0%
AmerisourceBergen Corp.	14,644	1,248,547
Cardinal Health, Inc.	91,568	4,312,853
Encompass Health Corp.	19,021	1,205,171
Quest Diagnostics, Inc.	17,303	1,761,618
		8,528,189
HOTELS, RESTAURANTS & LEISURE — 2.6%
Carnival Corp.	59,438	2,766,839
Darden Restaurants, Inc.	15,599	1,898,866
Extended Stay America, Inc.	53,397	901,875
International Game Technology PLC (a)	12,482	161,892
Las Vegas Sands Corp.	25,800	1,524,522
Six Flags Entertainment Corp.	24,432	1,213,782
Vail Resorts, Inc.	4,500	1,004,310
Wendy's Co.	18,900	370,062
Wyndham Destinations, Inc.	28,325	1,243,467
		11,085,615
HOUSEHOLD DURABLES — 1.8%
Garmin, Ltd.	18,002	1,436,560
Leggett & Platt, Inc.	40,177	1,541,592
Newell Brands, Inc. (a)	59,222	913,203
PulteGroup, Inc.	19,883	628,700
Toll Brothers, Inc.	9,000	329,580
Whirlpool Corp.	19,040	2,710,534
		7,560,169
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (a)	3,820	147,605
Spectrum Brands Holdings, Inc. (a)	10,819	581,737
		729,342
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	157,426	2,638,460
INSURANCE — 2.1%
American Financial Group, Inc.	9,000	922,230
American National Insurance Co.	737	85,838
Assured Guaranty, Ltd.	6,876	289,342
CNA Financial Corp.	1,720	80,960
Fidelity National Financial, Inc.	56,560	2,279,368
First American Financial Corp.	32,043	1,720,709
Hanover Insurance Group, Inc.	3,100	397,730
Mercury General Corp.	1,931	120,688
Security Description	Shares	Value
Old Republic International Corp.	35,767	$ 800,466
Principal Financial Group, Inc.	23,349	1,352,374
Unum Group	24,105	808,723
		8,858,428
IT SERVICES — 1.3%
Alliance Data Systems Corp.	3,200	448,416
Amdocs, Ltd.	19,866	1,233,480
Sabre Corp.	47,014	1,043,711
Western Union Co.	132,199	2,629,438
		5,355,045
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	7,511	344,680
Polaris Industries, Inc.	8,102	739,145
		1,083,825
MACHINERY — 4.9%
Allison Transmission Holdings, Inc.	11,802	547,023
Crane Co.	5,861	489,042
Cummins, Inc.	29,148	4,994,218
Donaldson Co., Inc.	7,582	385,621
Dover Corp.	10,825	1,084,665
Lincoln Electric Holdings, Inc.	13,774	1,133,876
Oshkosh Corp.	8,313	694,052
PACCAR, Inc.	78,412	5,619,004
Parker-Hannifin Corp.	8,700	1,479,087
Pentair PLC	45,621	1,697,101
Snap-on, Inc.	10,007	1,657,560
Timken Co.	12,245	628,658
Trinity Industries, Inc.	27,211	564,628
		20,974,535
MEDIA — 1.4%
Interpublic Group of Cos., Inc.	74,667	1,686,727
John Wiley & Sons, Inc. Class A	13,600	623,696
Nexstar Media Group, Inc. Class A	3,300	333,300
Omnicom Group, Inc.	29,959	2,455,140
Sinclair Broadcast Group, Inc. Class A	3,400	182,342
Tribune Media Co. Class A	11,122	514,059
		5,795,264
METALS & MINING — 2.3%
Freeport-McMoRan, Inc.	96,000	1,114,560
Nucor Corp.	82,327	4,536,218
Reliance Steel & Aluminum Co.	17,685	1,673,355
Southern Copper Corp.	5,100	198,135
Steel Dynamics, Inc.	65,168	1,968,073
United States Steel Corp.	25,100	384,281
		9,874,622
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
AGNC Investment Corp. REIT	27,301	459,203
Chimera Investment Corp. REIT (a)	43,308	817,222
MFA Financial, Inc. REIT	95,444	685,288
New Residential Investment Corp. REIT	63,817	982,143

See accompanying notes to financial statements.
29

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Two Harbors Investment Corp. REIT	20,027	$ 253,742
Starwood Property Trust, Inc. REIT	25,300	574,816
		3,772,414
MULTI-UTILITIES — 1.7%
Ameren Corp.	15,657	1,175,997
CenterPoint Energy, Inc.	88,726	2,540,226
CMS Energy Corp.	16,799	972,830
DTE Energy Co.	12,553	1,605,278
MDU Resources Group, Inc.	36,119	931,870
		7,226,201
MULTILINE RETAIL — 2.1%
Kohl's Corp.	49,946	2,374,933
Macy's, Inc.	94,826	2,034,966
Nordstrom, Inc. (a)	33,170	1,056,796
Target Corp.	39,146	3,390,435
		8,857,130
OIL, GAS & CONSUMABLE FUELS — 9.5%
Antero Midstream Corp.	25,200	288,792
Apache Corp.	115,406	3,343,312
Cimarex Energy Co.	10,700	634,831
Devon Energy Corp.	37,000	1,055,240
Equitrans Midstream Corp.	21,000	413,910
HollyFrontier Corp.	48,563	2,247,495
Marathon Oil Corp.	86,000	1,222,060
Murphy Oil Corp.	50,654	1,248,621
Noble Energy, Inc.	30,700	687,680
Occidental Petroleum Corp.	153,200	7,702,896
ONEOK, Inc.	22,300	1,534,463
PBF Energy, Inc. Class A	36,599	1,145,549
Phillips 66	84,300	7,885,422
Targa Resources Corp.	36,116	1,417,914
Valero Energy Corp.	114,462	9,799,092
		40,627,277
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	19,248	857,113
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	23,800	318,920
Nu Skin Enterprises, Inc. Class A	16,803	828,724
		1,147,644
PHARMACEUTICALS — 0.2%
Perrigo Co. PLC	15,400	733,348
PROFESSIONAL SERVICES — 0.9%
ManpowerGroup, Inc.	18,346	1,772,223
Nielsen Holdings PLC	19,321	436,655
Robert Half International, Inc.	31,874	1,817,137
		4,026,015
ROAD & RAIL — 0.3%
Ryder System, Inc.	15,967	930,876
Schneider National, Inc. Class B	11,000	200,640
		1,131,516
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Applied Materials, Inc.	106,100	$ 4,764,951
Cypress Semiconductor Corp.	94,723	2,106,639
KLA-Tencor Corp.	39,675	4,689,585
Lam Research Corp.	35,100	6,593,184
Maxim Integrated Products, Inc.	52,523	3,141,926
MKS Instruments, Inc.	6,000	467,340
Skyworks Solutions, Inc.	53,000	4,095,310
		25,858,935
SOFTWARE — 0.1%
LogMeIn, Inc.	8,900	655,752
SPECIALTY RETAIL — 2.9%
Best Buy Co., Inc.	56,565	3,944,277
Dick's Sporting Goods, Inc. (a)	20,883	723,178
Foot Locker, Inc.	34,303	1,437,982
Gap, Inc.	66,536	1,195,652
L Brands, Inc.	69,921	1,824,938
Penske Automotive Group, Inc. (a)	10,662	504,313
Tiffany & Co.	13,800	1,292,232
Williams-Sonoma, Inc. (a)	24,043	1,562,795
		12,485,367
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
Hewlett Packard Enterprise Co.	284,600	4,254,770
HP, Inc.	473,279	9,839,471
NetApp, Inc.	75,900	4,683,030
Western Digital Corp.	90,071	4,282,876
Xerox Corp.	48,042	1,701,167
		24,761,314
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Carter's, Inc.	13,134	1,281,090
Hanesbrands, Inc.	110,357	1,900,348
Ralph Lauren Corp.	14,179	1,610,593
Tapestry, Inc.	89,218	2,830,887
		7,622,918
THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc. (a)	63,362	632,353
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	47,572	1,550,371
MSC Industrial Direct Co., Inc. Class A	13,377	993,376
W.W. Grainger, Inc.	4,472	1,199,525
Watsco, Inc.	9,858	1,612,079
		5,355,351
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	22,499	912,109

See accompanying notes to financial statements.
30

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	27,694	$ 841,898
TOTAL COMMON STOCKS (Cost $413,811,757)		426,456,729
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	436,619	436,619
State Street Navigator Securities Lending Portfolio III (b) (f)	1,432,183	1,432,183
TOTAL SHORT-TERM INVESTMENTS (Cost $1,868,802)		1,868,802
TOTAL INVESTMENTS — 100.4% (Cost $415,680,559)		428,325,531
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,775,477)
NET ASSETS — 100.0%		$ 426,550,054

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$426,456,729	$—	$—	$426,456,729
Short-Term Investments	1,868,802	—	—	1,868,802
TOTAL INVESTMENTS	$428,325,531	$—	$—	$428,325,531
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	—	$ —	$ 1,188,684	$ —	$—	$(212)	21,200	$1,188,472	$ —
State Street Institutional U.S. Government Money Market Fund, Class G Shares	368,650	368,650	27,694,557	27,626,588	—	—	436,619	436,619	7,830
State Street Navigator Securities Lending Government Money Market Portfolio	446,861	446,861	19,316,847	19,763,708	—	—	—	—	3,690
State Street Navigator Securities Lending Portfolio III	—	—	7,706,617	6,274,434	—	—	1,432,183	1,432,183	593
Total		$815,511	$55,906,705	$53,664,730	$—	$(212)		$3,057,274	$12,113
See accompanying notes to financial statements.
31

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
Arconic, Inc.	30,573	$ 789,395
Boeing Co.	455	165,624
BWX Technologies, Inc.	1,565	81,536
Curtiss-Wright Corp.	2,528	321,385
General Dynamics Corp.	1,153	209,638
HEICO Corp.	1,484	198,574
HEICO Corp. Class A	3,395	350,941
Hexcel Corp.	6,401	517,713
Huntington Ingalls Industries, Inc.	5,486	1,232,924
L3 Technologies, Inc.	3,233	792,635
L3Harris Technologies, Inc.	2,660	503,086
Lockheed Martin Corp.	767	278,835
Northrop Grumman Corp.	698	225,531
Raytheon Co.	2,585	449,480
Spirit AeroSystems Holdings, Inc. Class A	9,897	805,319
Teledyne Technologies, Inc. (a)	3,216	880,766
Textron, Inc.	6,276	332,879
TransDigm Group, Inc. (a)	829	401,070
United Technologies Corp.	683	88,927
		8,626,258
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	14,094	1,188,829
Expeditors International of Washington, Inc.	13,201	1,001,428
FedEx Corp.	601	98,678
United Parcel Service, Inc. Class B	5,038	520,274
XPO Logistics, Inc. (a) (b)	733	42,375
		2,851,584
AIRLINES — 2.0%
Alaska Air Group, Inc.	18,663	1,192,752
American Airlines Group, Inc.	7,300	238,053
Copa Holdings SA Class A	3,456	337,202
Delta Air Lines, Inc.	32,387	1,837,962
JetBlue Airways Corp. (a)	50,995	942,897
Southwest Airlines Co.	42,410	2,153,580
United Continental Holdings, Inc. (a)	24,143	2,113,720
		8,816,166
AUTO COMPONENTS — 0.5%
Aptiv PLC	4,281	346,033
BorgWarner, Inc.	13,112	550,442
Gentex Corp.	30,167	742,410
Goodyear Tire & Rubber Co.	4,590	70,227
Lear Corp.	2,789	388,424
		2,097,536
AUTOMOBILES — 0.3%
Ford Motor Co.	59,830	612,061
General Motors Co.	10,790	415,739
Harley-Davidson, Inc. (b)	7,297	261,451
Tesla, Inc. (a) (b)	89	19,888
Security Description	Shares	Value
Thor Industries, Inc.	1,500	$ 87,675
		1,396,814
BANKS — 1.3%
Associated Banc-Corp.	3,004	63,505
Bank of America Corp.	1,300	37,700
Bank of Hawaii Corp.	1,238	102,643
Bank OZK	1,500	45,135
BankUnited, Inc.	2,227	75,139
BB&T Corp.	5,099	250,514
CIT Group, Inc.	5,163	271,264
Citigroup, Inc.	1,872	131,096
Citizens Financial Group, Inc.	5,652	199,855
Comerica, Inc.	2,283	165,837
Commerce Bancshares, Inc.	2,537	151,357
Cullen/Frost Bankers, Inc.	1,049	98,249
East West Bancorp, Inc.	1,312	61,362
Fifth Third Bancorp	10,718	299,032
First Citizens BancShares, Inc. Class A	328	147,689
First Hawaiian, Inc.	3,609	93,365
First Horizon National Corp.	4,300	64,199
First Republic Bank	1,664	162,490
FNB Corp.	8,830	103,929
Huntington Bancshares, Inc.	17,017	235,175
KeyCorp	12,433	220,686
M&T Bank Corp.	1,642	279,255
PacWest Bancorp	1,796	69,739
People's United Financial, Inc.	7,160	120,145
Pinnacle Financial Partners, Inc.	1,976	113,580
PNC Financial Services Group, Inc.	1,436	197,134
Popular, Inc.	8,841	479,536
Prosperity Bancshares, Inc. (b)	1,891	124,900
Regions Financial Corp.	11,349	169,554
Signature Bank	1,231	148,754
Sterling Bancorp	5,000	106,400
SunTrust Banks, Inc.	3,736	234,808
SVB Financial Group (a)	348	78,157
Synovus Financial Corp.	631	22,085
TCF Financial Corp.	3,505	72,869
Umpqua Holdings Corp.	2,922	48,476
US Bancorp	3,753	196,657
Webster Financial Corp.	1,090	52,069
Wells Fargo & Co.	700	33,124
Western Alliance Bancorp (a)	1,509	67,482
Wintrust Financial Corp.	711	52,017
Zions Bancorp NA	3,321	152,700
		5,799,662
BEVERAGES — 0.4%
Brown-Forman Corp. Class A	859	47,245
Brown-Forman Corp. Class B	2,823	156,479
Coca-Cola Co.	1,222	62,224
Constellation Brands, Inc. Class A	1,402	276,110
Molson Coors Brewing Co. Class B	9,382	525,392
Monster Beverage Corp. (a)	8,856	565,279

See accompanying notes to financial statements.
32

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
PepsiCo, Inc.	2,248	$ 294,780
		1,927,509
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	2,528	183,836
Alexion Pharmaceuticals, Inc. (a)	1,375	180,097
Amgen, Inc.	2,652	488,710
Biogen, Inc. (a)	2,178	509,369
BioMarin Pharmaceutical, Inc. (a)	475	40,684
Celgene Corp. (a)	6,534	604,003
Exelixis, Inc. (a)	45,793	978,596
Gilead Sciences, Inc.	7,122	481,162
Incyte Corp. (a)	4,200	356,832
Ionis Pharmaceuticals, Inc. (a) (b)	10,803	694,309
Neurocrine Biosciences, Inc. (a)	527	44,495
Regeneron Pharmaceuticals, Inc. (a)	2,092	654,796
Sage Therapeutics, Inc. (a)	100	18,309
Seattle Genetics, Inc. (a) (b)	370	25,608
United Therapeutics Corp. (a)	4,063	317,158
Vertex Pharmaceuticals, Inc. (a)	1,949	357,408
		5,935,372
BUILDING PRODUCTS — 1.4%
Allegion PLC	6,513	720,012
AO Smith Corp.	4,649	219,247
Armstrong World Industries, Inc.	6,762	657,266
Fortune Brands Home & Security, Inc.	10,432	595,980
Johnson Controls International PLC	23,439	968,265
Lennox International, Inc.	4,019	1,105,225
Masco Corp.	27,761	1,089,342
Owens Corning	3,068	178,558
Resideo Technologies, Inc. (a)	31,535	691,247
		6,225,142
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	310	28,563
Ameriprise Financial, Inc.	3,192	463,351
Bank of New York Mellon Corp.	2,691	118,808
BlackRock, Inc.	211	99,022
Cboe Global Markets, Inc.	5,432	562,918
Charles Schwab Corp.	1,933	77,687
CME Group, Inc.	681	132,189
E*TRADE Financial Corp.	2,388	106,505
Eaton Vance Corp.	3,924	169,242
Evercore, Inc. Class A	4,511	399,539
FactSet Research Systems, Inc. (b)	3,230	925,589
Franklin Resources, Inc.	33,293	1,158,596
Goldman Sachs Group, Inc.	815	166,749
Interactive Brokers Group, Inc. Class A	1,242	67,316
Intercontinental Exchange, Inc.	2,587	222,327
Invesco, Ltd.	8,520	174,319
Janus Henderson Group PLC	7,800	166,920
Lazard, Ltd. Class A	6,563	225,702
Legg Mason, Inc.	2,010	76,943
LPL Financial Holdings, Inc.	18,710	1,526,175
MarketAxess Holdings, Inc.	2,430	781,051
Moody's Corp.	3,512	685,929
Security Description	Shares	Value
Morgan Stanley	2,292	$ 100,412
Morningstar, Inc.	1,648	238,367
MSCI, Inc.	4,585	1,094,852
Nasdaq, Inc.	3,293	316,688
Northern Trust Corp.	1,790	161,100
Raymond James Financial, Inc.	3,585	303,112
S&P Global, Inc.	2,487	566,514
SEI Investments Co.	5,637	316,236
State Street Corp. (c)	942	52,808
T Rowe Price Group, Inc.	6,257	686,455
TD Ameritrade Holding Corp.	2,386	119,109
Virtu Financial, Inc. Class A (b)	1,897	41,317
		12,332,410
CHEMICALS — 2.5%
Air Products & Chemicals, Inc.	4,590	1,039,038
Albemarle Corp. (b)	2,849	200,598
Ashland Global Holdings, Inc.	2,486	198,805
Axalta Coating Systems, Ltd. (a)	6,655	198,119
Cabot Corp.	1,910	91,126
Celanese Corp.	9,916	1,068,945
CF Industries Holdings, Inc.	17,939	837,931
Chemours Co.	1,125	27,000
Corteva, Inc. (a)	1,800	53,226
Dow, Inc.	29,500	1,454,645
DuPont de Nemours, Inc.	2,700	202,689
Eastman Chemical Co.	2,699	210,063
Ecolab, Inc.	2,449	483,531
FMC Corp.	5,465	453,322
Huntsman Corp.	8,543	174,619
LyondellBasell Industries NV Class A	4,549	391,805
Mosaic Co.	12,208	305,566
NewMarket Corp.	854	342,403
Olin Corp.	9,173	200,980
PPG Industries, Inc.	9,491	1,107,695
RPM International, Inc.	10,699	653,816
Scotts Miracle-Gro Co. (b)	1,427	140,560
Sherwin-Williams Co.	1,078	494,037
Valvoline, Inc.	20,081	392,182
Westlake Chemical Corp.	480	33,341
WR Grace & Co.	2,275	173,150
		10,929,192
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	2,244	532,479
Clean Harbors, Inc. (a)	7,242	514,906
Copart, Inc. (a)	8,808	658,310
IAA, Inc. (a)	9,419	365,269
KAR Auction Services, Inc.	9,419	235,475
Republic Services, Inc.	5,436	470,975
Rollins, Inc.	6,303	226,089
Waste Management, Inc.	6,761	780,016
		3,783,519
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	746	193,677

See accompanying notes to financial statements.
33

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Ciena Corp. (a)	18,100	$ 744,453
Cisco Systems, Inc.	4,182	228,881
CommScope Holding Co., Inc. (a)	1,800	28,314
EchoStar Corp. Class A (a)	800	35,456
F5 Networks, Inc. (a)	2,705	393,929
Juniper Networks, Inc.	22,916	610,253
Motorola Solutions, Inc.	3,573	595,726
Ubiquiti Networks, Inc. (b)	2,503	329,144
ViaSat, Inc. (a)	2,800	226,296
		3,386,129
CONSTRUCTION & ENGINEERING — 0.5%
AECOM (a)	18,416	697,046
Fluor Corp.	1,691	56,970
Jacobs Engineering Group, Inc.	3,264	275,449
Quanta Services, Inc.	21,829	833,649
Valmont Industries, Inc.	682	86,484
		1,949,598
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	1,482	137,381
Martin Marietta Materials, Inc.	728	167,520
Vulcan Materials Co.	2,379	326,661
		631,562
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	19,310	598,417
American Express Co.	2,798	345,385
Capital One Financial Corp.	4,539	411,869
Credit Acceptance Corp. (a)	2,022	978,304
Discover Financial Services	10,704	830,524
Navient Corp.	12,802	174,747
OneMain Holdings, Inc.	5,090	172,093
Santander Consumer USA Holdings, Inc.	10,567	253,186
SLM Corp.	7,749	75,320
Synchrony Financial	24,969	865,675
		4,705,520
CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	2,370	294,686
Ardagh Group SA	2,500	43,750
Avery Dennison Corp.	6,373	737,229
Ball Corp.	16,314	1,141,817
Berry Global Group, Inc. (a)	12,419	653,115
Crown Holdings, Inc. (a)	9,018	551,000
Graphic Packaging Holding Co.	1,712	23,934
International Paper Co.	16,266	704,643
Owens-Illinois, Inc.	16,862	291,207
Packaging Corp. of America	5,544	528,454
Sealed Air Corp.	8,711	372,657
Silgan Holdings, Inc.	15,490	473,994
Sonoco Products Co.	17,637	1,152,401
Westrock Co.	3,967	144,676
		7,113,563
DISTRIBUTORS — 0.6%
Genuine Parts Co.	15,807	1,637,289
Security Description	Shares	Value
LKQ Corp. (a)	9,656	$ 256,946
Pool Corp.	2,636	503,476
		2,397,711
DIVERSIFIED CONSUMER SERVICES — 1.0%
Bright Horizons Family Solutions, Inc. (a)	3,063	462,115
frontdoor, Inc. (a)	10,901	474,738
Graham Holdings Co. Class B	1,042	719,011
Grand Canyon Education, Inc. (a)	2,818	329,762
H&R Block, Inc. (b)	64,939	1,902,713
Service Corp. International	11,633	544,192
ServiceMaster Global Holdings, Inc. (a)	997	51,934
		4,484,465
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AXA Equitable Holdings, Inc.	10,361	216,545
Jefferies Financial Group, Inc.	5,487	105,515
Voya Financial, Inc.	6,205	343,136
		665,196
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	3,529	118,257
CenturyLink, Inc.	12,091	142,190
Verizon Communications, Inc.	4,400	251,372
Zayo Group Holdings, Inc. (a)	6,395	210,459
		722,278
ELECTRIC UTILITIES — 3.2%
Alliant Energy Corp.	10,988	539,291
American Electric Power Co., Inc.	12,229	1,076,274
Avangrid, Inc.	2,637	133,169
Duke Energy Corp.	6,596	582,031
Edison International	9,035	609,049
Entergy Corp.	11,732	1,207,575
Evergy, Inc.	4,042	243,126
Eversource Energy	11,990	908,363
Exelon Corp.	27,085	1,298,455
FirstEnergy Corp.	10,512	450,019
Hawaiian Electric Industries, Inc.	18,771	817,477
IDACORP, Inc.	6,100	612,623
NextEra Energy, Inc.	1,817	372,231
OGE Energy Corp.	19,297	821,280
Pinnacle West Capital Corp.	12,289	1,156,272
PPL Corp.	37,834	1,173,232
Southern Co.	12,464	689,010
Xcel Energy, Inc.	17,864	1,062,729
		13,752,206
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	8,164	1,125,897
AMETEK, Inc.	7,002	636,062
Eaton Corp. PLC	12,162	1,012,851
Emerson Electric Co.	8,673	578,663
Hubbell, Inc.	3,969	517,558
nVent Electric PLC	17,353	430,181

See accompanying notes to financial statements.
34

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Regal Beloit Corp.	4,092	$ 334,357
Rockwell Automation, Inc.	5,083	832,748
Sensata Technologies Holding PLC (a)	4,773	233,877
		5,702,194
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Amphenol Corp. Class A	6,046	580,053
Arrow Electronics, Inc. (a)	3,557	253,507
Avnet, Inc.	11,858	536,812
CDW Corp.	16,246	1,803,306
Cognex Corp.	7,869	377,555
Coherent, Inc. (a)	1,400	190,918
Corning, Inc.	35,326	1,173,883
Dolby Laboratories, Inc. Class A	4,615	298,129
FLIR Systems, Inc.	7,309	395,417
IPG Photonics Corp. (a)	143	22,058
Jabil, Inc.	31,498	995,337
Keysight Technologies, Inc. (a)	5,634	505,989
Littelfuse, Inc.	264	46,704
National Instruments Corp.	6,958	292,166
Trimble, Inc. (a)	5,974	269,487
Zebra Technologies Corp. Class A (a)	5,344	1,119,515
		8,860,836
ENERGY EQUIPMENT & SERVICES — 0.2%
Apergy Corp. (a)	7,058	236,725
Baker Hughes a GE Co.	5,700	140,391
Halliburton Co.	3,531	80,295
Helmerich & Payne, Inc.	6,904	349,480
National Oilwell Varco, Inc.	1,135	25,231
Patterson-UTI Energy, Inc.	10,100	116,251
Schlumberger, Ltd.	1,636	65,015
		1,013,388
ENTERTAINMENT — 0.9%
Activision Blizzard, Inc.	1,314	62,021
Cinemark Holdings, Inc.	16,584	598,682
Electronic Arts, Inc. (a)	1,107	112,095
Liberty Media Corp.-Liberty Formula One Class C (a)	1,900	71,079
Live Nation Entertainment, Inc. (a)	6,566	434,997
Madison Square Garden Co. Class A (a)	1,116	312,413
Spotify Technology SA (a)	300	43,866
Take-Two Interactive Software, Inc. (a)	3,924	445,492
Viacom, Inc. Class B	22,460	670,880
Walt Disney Co.	1,137	158,771
World Wrestling Entertainment, Inc. Class A	5,000	361,050
Zynga, Inc. Class A (a)	78,032	478,336
		3,749,682
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.0%
Alexandria Real Estate Equities, Inc. REIT	1,596	225,180
Security Description	Shares	Value
American Campus Communities, Inc. REIT	2,972	$ 137,188
American Homes 4 Rent Class A REIT	3,889	94,542
American Tower Corp. REIT	853	174,396
Americold Realty Trust REIT	5,800	188,036
Apartment Investment & Management Co. Class A REIT	32,827	1,645,289
Apple Hospitality REIT, Inc.	14,344	227,496
AvalonBay Communities, Inc. REIT	2,903	589,832
Boston Properties, Inc. REIT	2,438	314,502
Brandywine Realty Trust REIT	8,353	119,615
Brixmor Property Group, Inc. REIT	31,888	570,157
Brookfield Property REIT, Inc. Class A	30,044	567,531
Camden Property Trust REIT	1,931	201,577
Columbia Property Trust, Inc. REIT	988	20,491
CoreSite Realty Corp. REIT	1,970	226,885
Corporate Office Properties Trust REIT	3,089	81,457
Cousins Properties, Inc. REIT	8,900	321,913
Crown Castle International Corp. REIT	1,211	157,854
CubeSmart REIT	7,765	259,662
CyrusOne, Inc. REIT	900	51,948
Digital Realty Trust, Inc. REIT	1,371	161,490
Douglas Emmett, Inc. REIT	2,756	109,799
Duke Realty Corp. REIT	13,836	437,356
Empire State Realty Trust, Inc. Class A REIT	4,100	60,721
EPR Properties REIT	6,419	478,793
Equinix, Inc. REIT	352	177,510
Equity Commonwealth REIT	12,522	407,215
Equity LifeStyle Properties, Inc. REIT	4,010	486,573
Equity Residential REIT	4,307	326,987
Essex Property Trust, Inc. REIT	1,102	321,707
Extra Space Storage, Inc. REIT	4,336	460,050
Federal Realty Investment Trust REIT	2,149	276,705
Gaming and Leisure Properties, Inc. REIT	12,350	481,403
HCP, Inc. REIT	51,258	1,639,231
Healthcare Trust of America, Inc. Class A REIT	9,589	263,026
Highwoods Properties, Inc. REIT	3,644	150,497
Hospitality Properties Trust REIT	9,764	244,100
Host Hotels & Resorts, Inc. REIT	56,374	1,027,134
Hudson Pacific Properties, Inc. REIT	2,084	69,335
Invitation Homes, Inc. REIT	2,200	58,806
Iron Mountain, Inc. REIT	12,919	404,365
JBG SMITH Properties REIT	1,300	51,142
Kilroy Realty Corp. REIT	3,049	225,047
Kimco Realty Corp. REIT	14,467	267,350
Lamar Advertising Co. Class A REIT	9,605	775,220
Liberty Property Trust REIT	4,181	209,217
Life Storage, Inc. REIT	3,298	313,574
Medical Properties Trust, Inc. REIT	124,693	2,174,646
Mid-America Apartment Communities, Inc. REIT	2,001	235,638
National Retail Properties, Inc. REIT	8,403	445,443
Omega Healthcare Investors, Inc. REIT	10,866	399,326

See accompanying notes to financial statements.
35

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Outfront Media, Inc. REIT	10,886	$ 280,750
Paramount Group, Inc. REIT	2,522	35,333
Park Hotels & Resorts, Inc. REIT	24,677	680,098
Prologis, Inc. REIT	6,133	491,253
Public Storage REIT	2,723	648,537
Rayonier, Inc. REIT	2,760	83,628
Realty Income Corp. REIT	3,725	256,913
Regency Centers Corp. REIT	3,320	221,577
Retail Properties of America, Inc. Class A REIT	7,193	84,590
SBA Communications Corp. REIT (a)	490	110,172
Simon Property Group, Inc. REIT	4,487	716,843
SL Green Realty Corp. REIT	1,033	83,022
Spirit Realty Capital, Inc. REIT (b)	3,602	153,661
STORE Capital Corp. REIT	6,691	222,074
Sun Communities, Inc. REIT	1,300	166,647
Taubman Centers, Inc. REIT	1,352	55,202
UDR, Inc. REIT	5,545	248,915
Ventas, Inc. REIT	3,455	236,149
VEREIT, Inc.	6,161	55,511
VICI Properties, Inc. REIT	26,500	584,060
Vornado Realty Trust REIT	2,421	155,186
Weingarten Realty Investors REIT	21,900	600,498
Welltower, Inc. REIT	2,400	195,672
Weyerhaeuser Co. REIT	3,598	94,771
WP Carey, Inc. REIT	4,524	367,258
		26,143,277
FOOD & STAPLES RETAILING — 1.5%
Casey's General Stores, Inc.	7,861	1,226,237
Costco Wholesale Corp.	3,301	872,322
Kroger Co.	34,150	741,397
Sprouts Farmers Market, Inc. (a)	36,522	689,901
Sysco Corp.	20,110	1,422,179
US Foods Holding Corp. (a)	18,646	666,781
Walmart, Inc.	733	80,989
Walgreens Boots Alliance, Inc.	12,353	675,339
		6,375,145
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	2,504	102,163
Bunge, Ltd.	616	34,318
Campbell Soup Co. (b)	2,474	99,133
Conagra Brands, Inc.	7,361	195,214
Flowers Foods, Inc.	18,848	438,593
General Mills, Inc.	8,462	444,424
Hain Celestial Group, Inc. (a)	1,300	28,470
Hershey Co.	5,045	676,181
Hormel Foods Corp. (b)	15,963	647,140
Ingredion, Inc.	3,621	298,696
J.M. Smucker Co.	6,203	714,524
Kellogg Co.	5,207	278,939
Lamb Weston Holdings, Inc.	6,458	409,179
McCormick & Co., Inc.	4,055	628,566
Mondelez International, Inc. Class A	9,565	515,554
Pilgrim's Pride Corp. (a)	12,200	309,758
Post Holdings, Inc. (a)	5,022	522,137
Security Description	Shares	Value
Seaboard Corp.	26	$ 107,555
TreeHouse Foods, Inc. (a)	7,721	417,706
Tyson Foods, Inc. Class A	21,326	1,721,861
		8,590,111
GAS UTILITIES — 0.6%
Atmos Energy Corp.	7,825	826,007
National Fuel Gas Co.	11,073	584,101
UGI Corp.	24,730	1,320,829
		2,730,937
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	2,075	174,507
ABIOMED, Inc. (a)	138	35,948
Align Technology, Inc. (a)	1,029	281,637
Baxter International, Inc.	8,375	685,912
Boston Scientific Corp. (a)	3,673	157,866
Cantel Medical Corp.	434	34,998
Cooper Cos., Inc.	1,668	561,933
Danaher Corp.	1,796	256,684
DENTSPLY SIRONA, Inc.	2,100	122,556
DexCom, Inc. (a)	613	91,852
Edwards Lifesciences Corp. (a)	3,550	655,827
Hill-Rom Holdings, Inc.	3,354	350,895
Hologic, Inc. (a)	3,977	190,976
ICU Medical, Inc. (a)	258	64,993
IDEXX Laboratories, Inc. (a)	2,211	608,755
Insulet Corp. (a)	300	35,814
Integra LifeSciences Holdings Corp. (a)	500	27,925
Intuitive Surgical, Inc. (a)	590	309,484
Masimo Corp. (a)	5,432	808,390
Medtronic PLC	1,607	156,506
Penumbra, Inc. (a) (b)	822	131,520
ResMed, Inc.	5,869	716,194
STERIS PLC (a)	5,811	865,142
Stryker Corp.	1,181	242,790
Teleflex, Inc.	828	274,192
Varian Medical Systems, Inc. (a)	5,901	803,303
West Pharmaceutical Services, Inc.	6,148	769,422
Zimmer Biomet Holdings, Inc.	1,988	234,067
		9,650,088
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a) (b)	1,477	51,621
AmerisourceBergen Corp.	5,890	502,181
Anthem, Inc.	1,784	503,463
Cardinal Health, Inc.	13,926	655,915
Centene Corp. (a)	2,560	134,246
Chemed Corp.	1,828	659,615
Covetrus, Inc. (a) (b)	26,997	660,347
DaVita, Inc. (a)	1,935	108,863
Encompass Health Corp.	6,089	385,799
HCA Healthcare, Inc.	8,175	1,105,015
Henry Schein, Inc. (a)	19,388	1,355,221

See accompanying notes to financial statements.
36

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Humana, Inc.	2,847	$ 755,309
Laboratory Corp. of America Holdings (a)	2,714	469,251
McKesson Corp.	7,182	965,189
MEDNAX, Inc. (a)	1,173	29,595
Molina Healthcare, Inc. (a)	10,185	1,457,881
Premier, Inc. Class A (a)	14,603	571,123
Quest Diagnostics, Inc.	3,964	403,575
UnitedHealth Group, Inc.	429	104,680
Universal Health Services, Inc. Class B	8,862	1,155,516
WellCare Health Plans, Inc. (a)	312	88,942
		12,123,347
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	15,815	1,159,239
Medidata Solutions, Inc. (a)	3,300	298,683
Veeva Systems, Inc. Class A (a)	5,081	823,681
		2,281,603
HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	2,987	107,711
Caesars Entertainment Corp. (a)	16,400	193,848
Carnival Corp.	9,841	458,098
Chipotle Mexican Grill, Inc. (a)	1,443	1,057,546
Choice Hotels International, Inc.	1,397	121,553
Darden Restaurants, Inc.	17,362	2,113,476
Domino's Pizza, Inc.	2,230	620,564
Dunkin' Brands Group, Inc.	5,289	421,322
Extended Stay America, Inc.	8,095	136,725
Hilton Grand Vacations, Inc. (a)	825	26,251
Hilton Worldwide Holdings, Inc.	4,747	463,972
Hyatt Hotels Corp. Class A	2,476	188,498
Las Vegas Sands Corp.	2,413	142,584
Marriott International, Inc. Class A	2,033	285,210
McDonald's Corp.	894	185,648
MGM Resorts International	10,027	286,471
Norwegian Cruise Line Holdings, Ltd. (a)	19,570	1,049,539
Planet Fitness, Inc. Class A (a)	6,600	478,104
Royal Caribbean Cruises, Ltd.	6,521	790,410
Six Flags Entertainment Corp.	2,401	119,282
Starbucks Corp.	16,941	1,420,164
Vail Resorts, Inc.	847	189,033
Wendy's Co.	21,139	413,902
Wyndham Destinations, Inc.	9,341	410,070
Wyndham Hotels & Resorts, Inc.	809	45,094
Wynn Resorts, Ltd.	418	51,828
Yum China Holdings, Inc.	32,885	1,519,287
Yum! Brands, Inc.	11,392	1,260,753
		14,556,943
HOUSEHOLD DURABLES — 2.1%
D.R. Horton, Inc.	18,998	819,384
Garmin, Ltd.	16,834	1,343,353
Leggett & Platt, Inc.	12,214	468,651
Lennar Corp. Class A	9,056	438,854
Lennar Corp. Class B	600	23,106
Security Description	Shares	Value
Mohawk Industries, Inc. (a)	900	$ 132,723
NVR, Inc. (a)	428	1,442,467
PulteGroup, Inc.	63,743	2,015,554
Roku, Inc. (a)	4,100	371,378
Tempur Sealy International, Inc. (a)	3,600	264,132
Toll Brothers, Inc.	24,256	888,255
Whirlpool Corp.	5,501	783,122
		8,990,979
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	12,612	921,433
Clorox Co.	4,973	761,416
Colgate-Palmolive Co.	9,864	706,953
Energizer Holdings, Inc. (b)	649	25,077
Kimberly-Clark Corp.	8,868	1,181,927
Procter & Gamble Co.	1,336	146,492
Spectrum Brands Holdings, Inc. (b)	4,661	250,622
		3,993,920
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.0%
AES Corp.	115,517	1,936,065
NRG Energy, Inc.	59,912	2,104,110
Vistra Energy Corp.	12,213	276,502
		4,316,677
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	1,169	202,634
Carlisle Cos., Inc.	8,638	1,212,862
General Electric Co.	2,300	24,150
Honeywell International, Inc.	2,608	455,331
Roper Technologies, Inc.	1,073	392,997
		2,287,974
INSURANCE — 4.3%
Aflac, Inc.	12,501	685,180
Alleghany Corp. (a)	191	130,092
Allstate Corp.	5,889	598,852
American Financial Group, Inc.	2,055	210,576
American International Group, Inc.	1,200	63,936
American National Insurance Co.	271	31,563
Aon PLC	2,463	475,310
Arch Capital Group, Ltd. (a)	17,367	643,968
Arthur J Gallagher & Co.	9,616	842,265
Assurant, Inc.	1,999	212,654
Assured Guaranty, Ltd.	14,095	593,118
Athene Holding, Ltd. Class A (a)	5,381	231,706
Axis Capital Holdings, Ltd.	1,100	65,615
Brighthouse Financial, Inc. (a)	2,600	95,394
Brown & Brown, Inc.	15,065	504,677
Chubb, Ltd.	2,161	318,294
Cincinnati Financial Corp.	2,974	308,315
CNA Financial Corp.	862	40,574
Erie Indemnity Co. Class A	2,806	713,510
Everest Re Group, Ltd.	604	149,297
Fidelity National Financial, Inc.	28,088	1,131,946
First American Financial Corp.	17,022	914,081
Hanover Insurance Group, Inc.	3,791	486,385

See accompanying notes to financial statements.
37

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	8,122	$ 452,558
Kemper Corp.	4,000	345,160
Lincoln National Corp.	5,267	339,458
Loews Corp.	7,031	384,385
Markel Corp. (a)	46	50,122
Marsh & McLennan Cos., Inc.	8,104	808,374
Mercury General Corp.	970	60,625
MetLife, Inc.	7,370	366,068
Old Republic International Corp.	17,042	381,400
Primerica, Inc.	3,500	419,825
Principal Financial Group, Inc.	7,431	430,403
Progressive Corp.	20,489	1,637,686
Prudential Financial, Inc.	4,009	404,909
Reinsurance Group of America, Inc.	2,972	463,721
RenaissanceRe Holdings, Ltd.	2,278	405,507
Torchmark Corp.	6,376	570,397
Travelers Cos., Inc.	4,438	663,570
Unum Group	6,946	233,038
Willis Towers Watson PLC	2,784	533,247
WR Berkley Corp.	7,360	485,245
		18,883,006
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (a)	41	44,395
Alphabet, Inc. Class C (a)	49	52,965
Facebook, Inc. Class A (a)	400	77,200
IAC/InterActiveCorp (a)	4,565	993,024
Match Group, Inc.	8,887	597,828
TripAdvisor, Inc. (a)	2,823	130,677
Twitter, Inc. (a)	4,013	140,054
		2,036,143
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Booking Holdings, Inc. (a)	186	348,696
eBay, Inc.	20,391	805,445
Etsy, Inc. (a)	9,000	552,330
Expedia Group, Inc.	5,365	713,706
Qurate Retail, Inc. (a)	10,141	125,647
Wayfair, Inc. Class A (a) (b)	378	55,188
		2,601,012
IT SERVICES — 3.9%
Accenture PLC Class A	2,068	382,104
Akamai Technologies, Inc. (a)	7,253	581,255
Alliance Data Systems Corp.	424	59,415
Amdocs, Ltd.	9,305	577,747
Automatic Data Processing, Inc.	2,738	452,674
Black Knight, Inc. (a)	4,669	280,840
Booz Allen Hamilton Holding Corp.	15,877	1,051,216
Broadridge Financial Solutions, Inc.	5,310	677,981
CACI International, Inc. Class A (a)	2,300	470,557
Cognizant Technology Solutions Corp. Class A	5,269	334,002
CoreLogic, Inc. (a)	1,355	56,680
DXC Technology Co.	3,604	198,761
Security Description	Shares	Value
EPAM Systems, Inc. (a)	6,041	$ 1,045,697
Euronet Worldwide, Inc. (a)	5,865	986,728
Fidelity National Information Services, Inc.	2,285	280,324
First Data Corp. Class A (a)	37,949	1,027,279
Fiserv, Inc. (a) (b)	5,403	492,538
FleetCor Technologies, Inc. (a)	2,104	590,908
Gartner, Inc. (a)	2,200	354,068
Genpact, Ltd.	12,575	478,982
Global Payments, Inc.	1,736	277,986
GoDaddy, Inc. Class A (a)	2,618	183,653
International Business Machines Corp.	2,929	403,909
Jack Henry & Associates, Inc.	3,535	473,407
Leidos Holdings, Inc.	14,703	1,174,035
Mastercard, Inc. Class A	327	86,501
Paychex, Inc.	8,770	721,683
PayPal Holdings, Inc. (a)	2,427	277,794
Sabre Corp.	7,288	161,794
Square, Inc. Class A (a)	1,102	79,928
Total System Services, Inc.	1,703	218,444
Twilio, Inc. Class A (a) (b)	304	41,450
VeriSign, Inc. (a)	5,047	1,055,631
Visa, Inc. Class A	480	83,304
Western Union Co. (b)	63,826	1,269,499
WEX, Inc. (a)	1,131	235,361
		17,124,135
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	1,276	58,556
Hasbro, Inc.	3,683	389,219
Polaris Industries, Inc.	551	50,268
		498,043
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	9,863	736,470
Bio-Rad Laboratories, Inc. Class A (a)	640	200,058
Bio-Techne Corp.	1,690	352,348
Bruker Corp.	10,315	515,234
Charles River Laboratories International, Inc. (a)	2,669	378,731
Illumina, Inc. (a)	882	324,708
IQVIA Holdings, Inc. (a)	2,964	476,908
Mettler-Toledo International, Inc. (a)	1,054	885,360
PerkinElmer, Inc.	3,087	297,402
PRA Health Sciences, Inc. (a)	2,989	296,359
QIAGEN NV (a)	2,641	107,093
Thermo Fisher Scientific, Inc.	789	231,713
Waters Corp. (a)	3,445	741,502
		5,543,886
MACHINERY — 5.5%
AGCO Corp.	15,249	1,182,865
Allison Transmission Holdings, Inc.	22,300	1,033,605
Caterpillar, Inc.	2,091	284,982
Colfax Corp. (a) (b)	5,276	147,886
Crane Co.	5,476	456,918
Cummins, Inc.	16,595	2,843,387

See accompanying notes to financial statements.
38

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Deere & Co.	1,374	$ 227,686
Donaldson Co., Inc.	10,096	513,483
Dover Corp.	12,751	1,277,650
Flowserve Corp.	6,983	367,934
Fortive Corp.	7,088	577,814
Gardner Denver Holdings, Inc. (a)	7,400	256,040
Graco, Inc.	13,841	694,541
IDEX Corp.	3,611	621,598
Illinois Tool Works, Inc.	4,992	752,844
Ingersoll-Rand PLC	7,277	921,778
ITT, Inc.	15,921	1,042,507
Lincoln Electric Holdings, Inc.	4,691	386,163
Middleby Corp. (a)	2,999	406,964
Nordson Corp.	3,761	531,467
Oshkosh Corp.	16,137	1,347,278
PACCAR, Inc.	28,520	2,043,743
Parker-Hannifin Corp.	5,943	1,010,369
Pentair PLC	10,686	397,519
Snap-on, Inc. (b)	6,467	1,071,194
Stanley Black & Decker, Inc.	3,916	566,293
Timken Co.	5,801	297,823
Toro Co.	14,241	952,723
Trinity Industries, Inc.	6,123	127,052
WABCO Holdings, Inc. (a)	7,968	1,056,557
Wabtec Corp. (b)	452	32,436
Woodward, Inc.	2,000	226,320
Xylem, Inc.	5,702	476,915
		24,134,334
MARINE — 0.1%
Kirby Corp. (a)	2,810	221,990
MEDIA — 2.2%
Altice USA, Inc. Class A (a)	22,200	540,570
AMC Networks, Inc. Class A (a) (b)	2,908	158,457
Cable One, Inc.	450	526,945
CBS Corp. Class B	7,945	396,456
Charter Communications, Inc. Class A (a)	765	302,313
Comcast Corp. Class A	4,494	190,006
Discovery, Inc. Class A (a)	1,525	46,818
Discovery, Inc. Class C (a)	3,620	102,989
DISH Network Corp. Class A (a)	13,428	515,769
Fox Corp. Class A	29,857	1,093,960
Fox Corp. Class B	17,209	628,645
Interpublic Group of Cos., Inc.	22,335	504,548
John Wiley & Sons, Inc. Class A	2,124	97,407
Liberty Broadband Corp. Class C (a)	529	55,132
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,810	68,436
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,589	136,310
New York Times Co. Class A	16,100	525,182
News Corp. Class A	3,070	41,414
Nexstar Media Group, Inc. Class A	10,300	1,040,300
Omnicom Group, Inc.	15,880	1,301,366
Sinclair Broadcast Group, Inc. Class A	14,300	766,909
Security Description	Shares	Value
Sirius XM Holdings, Inc. (b)	11,320	$ 63,166
Tribune Media Co. Class A	14,063	649,992
		9,753,090
METALS & MINING — 0.7%
Alcoa Corp. (a)	1,857	43,472
Freeport-McMoRan, Inc.	12,333	143,186
Newmont Goldcorp Corp.	5,265	202,544
Nucor Corp.	20,529	1,131,148
Reliance Steel & Aluminum Co.	12,272	1,161,177
Royal Gold, Inc.	1,880	192,681
Southern Copper Corp. (b)	729	28,322
Steel Dynamics, Inc.	8,869	267,844
		3,170,374
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
AGNC Investment Corp. REIT	6,284	105,697
Annaly Capital Management, Inc. REIT	15,471	141,250
Chimera Investment Corp. REIT	13,646	257,500
MFA Financial, Inc. REIT	25,144	180,534
New Residential Investment Corp. REIT	15,132	232,882
Two Harbors Investment Corp. REIT	3,357	42,533
Starwood Property Trust, Inc. REIT	8,072	183,396
		1,143,792
MULTI-UTILITIES — 2.1%
Ameren Corp.	17,098	1,284,231
CenterPoint Energy, Inc.	48,093	1,376,902
CMS Energy Corp.	17,503	1,013,599
Consolidated Edison, Inc.	9,150	802,272
Dominion Energy, Inc.	5,580	431,446
DTE Energy Co.	11,356	1,452,205
MDU Resources Group, Inc.	8,996	232,097
NiSource, Inc.	9,746	280,685
Public Service Enterprise Group, Inc.	14,207	835,656
Sempra Energy	3,818	524,746
WEC Energy Group, Inc.	12,685	1,057,548
		9,291,387
MULTILINE RETAIL — 1.3%
Dollar General Corp.	15,121	2,043,754
Dollar Tree, Inc. (a)	5,361	575,718
Kohl's Corp.	22,714	1,080,051
Macy's, Inc.	4,275	91,742
Nordstrom, Inc. (b)	7,540	240,224
Ollie's Bargain Outlet Holdings, Inc. (a)	5,300	461,683
Target Corp.	13,363	1,157,369
		5,650,541
OIL, GAS & CONSUMABLE FUELS — 3.2%
Anadarko Petroleum Corp.	10,865	766,634
Antero Midstream Corp.	2,300	26,358
Apache Corp.	12,499	362,096
Cabot Oil & Gas Corp.	57,876	1,328,833

See accompanying notes to financial statements.
39

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Centennial Resource Development, Inc. Class A (a)	6,234	$ 47,316
Cheniere Energy, Inc. (a)	5,835	399,406
Chesapeake Energy Corp. (a) (b)	13,119	25,582
Chevron Corp.	2,247	279,617
Cimarex Energy Co.	11,787	699,323
Concho Resources, Inc.	3,800	392,084
ConocoPhillips	18,918	1,153,998
Continental Resources, Inc. (a)	1,825	76,814
Devon Energy Corp.	27,239	776,856
Diamondback Energy, Inc.	1,056	115,072
EOG Resources, Inc.	7,267	676,994
EQT Corp.	8,100	128,061
Equitrans Midstream Corp.	18,021	355,194
Exxon Mobil Corp.	1,959	150,118
Hess Corp.	5,878	373,664
HollyFrontier Corp.	4,480	207,334
Kinder Morgan, Inc.	22,791	475,876
Kosmos Energy, Ltd.	6,400	40,128
Marathon Oil Corp.	46,822	665,341
Murphy Oil Corp. (b)	11,087	273,295
Noble Energy, Inc.	5,486	122,886
Occidental Petroleum Corp.	5,308	266,886
ONEOK, Inc.	7,023	483,253
Parsley Energy, Inc. Class A (a)	12,647	240,420
PBF Energy, Inc. Class A	6,474	202,636
Phillips 66	8,660	810,056
Pioneer Natural Resources Co.	4,563	702,063
Targa Resources Corp.	7,182	281,965
Valero Energy Corp.	9,501	813,381
Williams Cos., Inc.	8,495	238,200
WPX Energy, Inc. (a)	11,264	129,649
		14,087,389
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	15,175	675,743
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	6,700	89,780
Estee Lauder Cos., Inc. Class A	4,263	780,598
Herbalife Nutrition, Ltd. (a)	8,231	351,958
Nu Skin Enterprises, Inc. Class A	1,067	52,624
		1,274,960
PHARMACEUTICALS — 0.6%
Allergan PLC	378	63,289
Bristol-Myers Squibb Co.	8,698	394,454
Catalent, Inc. (a)	3,639	197,270
Elanco Animal Health, Inc. (a)	12,359	417,734
Eli Lilly & Co.	2,972	329,268
Horizon Therapeutics PLC (a)	5,500	132,330
Jazz Pharmaceuticals PLC (a)	1,760	250,906
Johnson & Johnson	617	85,936
Merck & Co., Inc.	2,113	177,175
Mylan NV (a)	1,758	33,472
Nektar Therapeutics (a)	2,100	74,718
Perrigo Co. PLC	1,283	61,096
Pfizer, Inc.	2,941	127,404
Security Description	Shares	Value
Zoetis, Inc.	3,340	$ 379,057
		2,724,109
PROFESSIONAL SERVICES — 0.8%
CoStar Group, Inc. (a)	1,010	559,601
Equifax, Inc.	2,018	272,914
IHS Markit, Ltd. (a)	3,886	247,616
ManpowerGroup, Inc.	13,831	1,336,074
Nielsen Holdings PLC	1,713	38,714
Robert Half International, Inc.	8,599	490,229
TransUnion	1,576	115,852
Verisk Analytics, Inc.	3,991	584,522
		3,645,522
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	32,568	1,670,738
Jones Lang LaSalle, Inc.	3,416	480,597
		2,151,335
ROAD & RAIL — 1.2%
AMERCO	638	241,515
CSX Corp.	8,148	630,411
Genesee & Wyoming, Inc. Class A (a)	3,865	386,500
JB Hunt Transport Services, Inc.	3,282	300,008
Kansas City Southern	5,585	680,365
Knight-Swift Transportation Holdings, Inc.	9,000	295,560
Landstar System, Inc.	6,450	696,536
Norfolk Southern Corp.	3,743	746,092
Old Dominion Freight Line, Inc.	3,917	584,651
Ryder System, Inc.	2,959	172,510
Schneider National, Inc. Class B	2,806	51,181
Union Pacific Corp.	2,122	358,851
		5,144,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Micro Devices, Inc. (a)	5,300	160,961
Analog Devices, Inc.	4,833	545,501
Applied Materials, Inc.	32,875	1,476,416
Broadcom, Inc.	1,385	398,686
Cree, Inc. (a)	2,000	112,360
Cypress Semiconductor Corp.	23,749	528,178
Entegris, Inc.	7,700	287,364
Intel Corp.	4,187	200,432
KLA-Tencor Corp.	11,621	1,373,602
Lam Research Corp.	18,136	3,406,666
Maxim Integrated Products, Inc.	8,347	499,318
Microchip Technology, Inc. (b)	239	20,721
Micron Technology, Inc. (a)	9,252	357,035
MKS Instruments, Inc.	4,723	367,874
Monolithic Power Systems, Inc.	1,786	242,503
NVIDIA Corp.	278	45,656
ON Semiconductor Corp. (a)	13,854	279,989
Qorvo, Inc. (a)	3,540	235,799
QUALCOMM, Inc.	2,842	216,191
Skyworks Solutions, Inc.	5,274	407,522

See accompanying notes to financial statements.
40

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Teradyne, Inc.	37,683	$ 1,805,393
Texas Instruments, Inc.	4,184	480,156
Universal Display Corp.	2,600	488,956
Versum Materials, Inc.	12,984	669,715
Xilinx, Inc.	12,946	1,526,592
		16,133,586
SOFTWARE — 3.4%
Adobe, Inc. (a)	770	226,881
Alteryx, Inc. Class A (a)	200	21,824
ANSYS, Inc. (a)	3,526	722,195
Aspen Technology, Inc. (a)	6,230	774,265
Atlassian Corp. PLC Class A (a)	2,131	278,820
Autodesk, Inc. (a)	628	102,301
Avalara, Inc. (a)	500	36,100
Cadence Design Systems, Inc. (a)	17,491	1,238,538
CDK Global, Inc.	3,763	186,043
Citrix Systems, Inc.	5,518	541,537
Fair Isaac Corp. (a)	1,862	584,705
Fortinet, Inc. (a)	13,645	1,048,345
Guidewire Software, Inc. (a)	505	51,197
HubSpot, Inc. (a)	600	102,312
Intuit, Inc.	2,286	597,400
LogMeIn, Inc.	1,900	139,992
Manhattan Associates, Inc. (a)	10,582	733,650
Microsoft Corp.	1,601	214,470
Nuance Communications, Inc. (a)	7,022	112,141
Oracle Corp.	2,892	164,757
Palo Alto Networks, Inc. (a)	1,816	370,028
Paycom Software, Inc. (a)	2,924	662,929
Paylocity Holding Corp. (a)	2,300	215,786
Pegasystems, Inc.	486	34,608
Proofpoint, Inc. (a)	678	81,530
PTC, Inc. (a)	1,233	110,674
RealPage, Inc. (a)	1,100	64,735
Red Hat, Inc. (a)	3,040	570,791
salesforce.com, Inc. (a)	915	138,833
ServiceNow, Inc. (a)	1,627	446,725
Splunk, Inc. (a)	406	51,055
SS&C Technologies Holdings, Inc.	780	44,936
Symantec Corp.	11,028	239,969
Synopsys, Inc. (a)	9,041	1,163,486
Tableau Software, Inc. Class A (a)	2,668	442,941
Teradata Corp. (a)	4,587	164,444
Trade Desk, Inc. Class A (a)	2,600	592,228
Tyler Technologies, Inc. (a)	1,105	238,702
VMware, Inc. Class A	7,222	1,207,591
Workday, Inc. Class A (a)	757	155,624
Zscaler, Inc. (a)	600	45,984
		14,921,072
SPECIALTY RETAIL — 4.7%
Advance Auto Parts, Inc.	8,799	1,356,278
AutoNation, Inc. (a)	1,750	73,395
AutoZone, Inc. (a)	1,526	1,677,791
Best Buy Co., Inc.	28,357	1,977,334
Burlington Stores, Inc. (a)	6,282	1,068,882
Security Description	Shares	Value
CarMax, Inc. (a) (b)	6,036	$ 524,106
Dick's Sporting Goods, Inc. (b)	21,700	751,471
Five Below, Inc. (a)	4,900	588,098
Floor & Decor Holdings, Inc. Class A (a)	2,000	83,800
Foot Locker, Inc.	35,606	1,492,604
Gap, Inc. (b)	14,725	264,608
Home Depot, Inc.	860	178,854
L Brands, Inc.	5,553	144,933
Lowe's Cos., Inc.	9,060	914,245
O'Reilly Automotive, Inc. (a)	3,520	1,300,006
Penske Automotive Group, Inc. (b)	3,061	144,785
Ross Stores, Inc.	15,116	1,498,298
Tiffany & Co.	1,870	175,107
TJX Cos., Inc.	24,505	1,295,824
Tractor Supply Co.	20,963	2,280,775
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,815	1,670,275
Urban Outfitters, Inc. (a)	2,198	50,005
Williams-Sonoma, Inc. (b)	12,845	834,925
		20,346,399
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Apple, Inc.	1,649	326,370
Dell Technologies, Inc. Class C (a)	22,359	1,135,837
Hewlett Packard Enterprise Co.	58,255	870,912
HP, Inc.	59,513	1,237,275
NCR Corp. (a) (b)	6,073	188,870
NetApp, Inc.	20,348	1,255,472
Western Digital Corp.	2,871	136,516
Xerox Corp.	28,909	1,023,668
		6,174,920
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Capri Holdings, Ltd. (a)	654	22,681
Carter's, Inc.	4,552	444,002
Columbia Sportswear Co.	3,700	370,592
Hanesbrands, Inc.	23,184	399,228
Lululemon Athletica, Inc. (a)	6,291	1,133,701
NIKE, Inc. Class B	5,900	495,305
PVH Corp.	2,067	195,621
Ralph Lauren Corp.	3,926	445,954
Skechers U.S.A., Inc. Class A (a)	27,393	862,606
Tapestry, Inc.	5,856	185,811
Under Armour, Inc. Class A (a) (b)	15,289	387,576
Under Armour, Inc. Class C (a)	13,911	308,824
VF Corp.	9,256	808,512
		6,060,413
THRIFTS & MORTGAGE FINANCE — 0.5%
LendingTree, Inc. (a)	1,000	420,030
MGIC Investment Corp. (a)	112,900	1,483,506
New York Community Bancorp, Inc.	13,534	135,069
		2,038,605

See accompanying notes to financial statements.
41

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TOBACCO — 0.2%
Altria Group, Inc.	6,031	$ 285,568
Philip Morris International, Inc.	5,810	456,259
		741,827
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	4,855	200,706
Fastenal Co.	39,712	1,294,214
HD Supply Holdings, Inc. (a)	15,977	643,553
MSC Industrial Direct Co., Inc. Class A	3,110	230,949
United Rentals, Inc. (a)	2,762	366,324
Univar, Inc. (a)	9,975	219,849
W.W. Grainger, Inc.	1,602	429,704
Watsco, Inc.	1,857	303,675
WESCO International, Inc. (a)	4,324	219,011
		3,907,985
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	8,328	337,617
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	5,714	662,824
Aqua America, Inc.	8,147	337,041
		999,865
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Corp. (a)	23,683	155,597
Telephone & Data Systems, Inc.	29,349	892,210
T-Mobile US, Inc. (a)	2,744	203,440
United States Cellular Corp. (a)	4,611	205,973
		1,457,220
TOTAL COMMON STOCKS (Cost $392,503,851)		434,770,973
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	274,047	$ 274,047
State Street Navigator Securities Lending Portfolio III (c) (f)	594,467	594,467
TOTAL SHORT-TERM INVESTMENTS (Cost $868,514)		868,514
TOTAL INVESTMENTS — 100.0% (Cost $393,372,365)		435,639,487
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		166,892
NET ASSETS — 100.0%		$ 435,806,379
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$434,770,973	$—	$—	$434,770,973
Short-Term Investments	868,514	—	—	868,514
TOTAL INVESTMENTS	$435,639,487	$—	$—	$435,639,487
See accompanying notes to financial statements.
42

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	4,292	$ 399,542	$ 30,790	$ 254,726	$(75,190)	$(47,608)	942	$ 52,808	$ 3,929
State Street Institutional U.S. Government Money Market Fund, Class G Shares	642,363	642,363	17,044,643	17,412,959	—	—	274,047	274,047	9,454
State Street Navigator Securities Lending Government Money Market Portfolio	1,693,489	1,693,489	19,826,889	21,520,378	—	—	—	—	14,457
State Street Navigator Securities Lending Portfolio III	—	—	6,793,372	6,198,905	—	—	594,467	594,467	781
Total		$2,735,394	$43,695,694	$45,386,968	$(75,190)	$(47,608)		$921,322	$28,621
See accompanying notes to financial statements.
43

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
BWX Technologies, Inc.	9,488	$ 494,325
Curtiss-Wright Corp.	7,263	923,345
Hexcel Corp.	13,881	1,122,695
Huntington Ingalls Industries, Inc.	11,310	2,541,810
Raytheon Co.	9,900	1,721,412
Spirit AeroSystems Holdings, Inc. Class A	14,775	1,202,242
Teledyne Technologies, Inc. (a)	4,044	1,107,530
Textron, Inc.	35,007	1,856,771
		10,970,130
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	43,232	3,646,619
Expeditors International of Washington, Inc.	35,893	2,722,843
		6,369,462
AIRLINES — 1.0%
Alaska Air Group, Inc.	13,052	834,153
Delta Air Lines, Inc.	29,900	1,696,825
JetBlue Airways Corp. (a)	39,949	738,657
Southwest Airlines Co.	37,562	1,907,399
		5,177,034
AUTO COMPONENTS — 1.5%
Aptiv PLC	18,200	1,471,106
BorgWarner, Inc.	23,882	1,002,566
Gentex Corp.	92,689	2,281,076
Goodyear Tire & Rubber Co.	19,200	293,760
Lear Corp.	19,850	2,764,510
		7,813,018
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	26,860	962,394
Thor Industries, Inc.	9,308	544,052
		1,506,446
BANKS — 2.0%
Associated Banc-Corp.	17,445	368,787
Bank of Hawaii Corp.	4,415	366,048
BankUnited, Inc.	11,836	399,347
CIT Group, Inc.	7,900	415,066
Comerica, Inc.	9,200	668,288
Commerce Bancshares, Inc.	9,620	573,929
Cullen/Frost Bankers, Inc.	2,800	262,248
East West Bancorp, Inc.	10,300	481,731
First Citizens BancShares, Inc. Class A	600	270,162
First Hawaiian, Inc.	9,500	245,765
First Horizon National Corp.	29,000	432,970
FNB Corp.	37,103	436,702
Huntington Bancshares, Inc.	53,500	739,370
PacWest Bancorp	9,700	376,651
People's United Financial, Inc.	35,677	598,660
Pinnacle Financial Partners, Inc.	4,900	281,652
Popular, Inc.	7,200	390,528
Signature Bank	2,600	314,184
Security Description	Shares	Value
Sterling Bancorp	15,800	$ 336,224
Synovus Financial Corp.	11,177	391,195
TCF Financial Corp.	13,600	282,744
Umpqua Holdings Corp.	21,700	360,003
Webster Financial Corp.	6,400	305,728
Western Alliance Bancorp (a)	7,200	321,984
Wintrust Financial Corp.	4,200	307,272
Zions Bancorp NA	10,900	501,182
		10,428,420
BEVERAGES — 0.4%
Brown-Forman Corp. Class A	2,600	143,000
Brown-Forman Corp. Class B	8,800	487,784
Molson Coors Brewing Co. Class B	27,174	1,521,744
		2,152,528
BIOTECHNOLOGY — 0.1%
United Therapeutics Corp. (a)	4,600	359,076
BUILDING PRODUCTS — 1.6%
Allegion PLC	8,236	910,489
AO Smith Corp.	32,800	1,546,848
Armstrong World Industries, Inc.	3,100	301,320
Fortune Brands Home & Security, Inc.	27,654	1,579,873
Lennox International, Inc.	4,614	1,268,850
Masco Corp.	43,491	1,706,587
Owens Corning	10,114	588,635
Resideo Technologies, Inc. (a)	27,700	607,184
		8,509,786
CAPITAL MARKETS — 4.5%
Affiliated Managers Group, Inc.	5,879	541,691
BGC Partners, Inc. Class A	36,749	192,197
Cboe Global Markets, Inc.	13,403	1,388,953
Eaton Vance Corp.	35,410	1,527,233
Evercore, Inc. Class A	15,684	1,389,132
FactSet Research Systems, Inc. (b)	5,132	1,470,626
Franklin Resources, Inc.	70,860	2,465,928
Interactive Brokers Group, Inc. Class A	4,200	227,640
Invesco, Ltd.	37,726	771,874
Janus Henderson Group PLC	25,500	545,700
Lazard, Ltd. Class A	33,424	1,149,452
MarketAxess Holdings, Inc.	1,800	578,556
Moody's Corp.	7,900	1,542,949
Morningstar, Inc.	4,166	602,570
MSCI, Inc.	6,339	1,513,690
Nasdaq, Inc.	12,741	1,225,302
Raymond James Financial, Inc.	12,000	1,014,600
SEI Investments Co.	35,810	2,008,941
T Rowe Price Group, Inc.	31,186	3,421,416
		23,578,450
CHEMICALS — 3.3%
Albemarle Corp.	6,400	450,624
Ashland Global Holdings, Inc.	8,949	715,652
Axalta Coating Systems, Ltd. (a)	22,500	669,825
Cabot Corp.	11,426	545,134
Celanese Corp.	27,493	2,963,745

See accompanying notes to financial statements.
44

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Eastman Chemical Co.	32,240	$ 2,509,239
LyondellBasell Industries NV Class A	22,907	1,972,980
NewMarket Corp.	2,210	886,077
Olin Corp.	10,300	225,673
PPG Industries, Inc.	22,476	2,623,174
RPM International, Inc.	20,765	1,268,949
Scotts Miracle-Gro Co. (b)	2,856	281,316
Valvoline, Inc.	72,494	1,415,808
Westlake Chemical Corp.	2,500	173,650
WR Grace & Co.	6,078	462,597
		17,164,443
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	3,600	854,244
Clean Harbors, Inc. (a)	4,439	315,613
Copart, Inc. (a)	12,830	958,914
IAA, Inc. (a)	25,055	971,633
KAR Auction Services, Inc.	25,055	626,375
Republic Services, Inc.	10,384	899,670
Rollins, Inc.	15,612	560,002
		5,186,451
COMMUNICATIONS EQUIPMENT — 0.9%
F5 Networks, Inc. (a)	21,188	3,085,608
Juniper Networks, Inc.	70,123	1,867,376
		4,952,984
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	11,318	428,386
Fluor Corp.	5,533	186,407
Quanta Services, Inc.	11,062	422,458
Valmont Industries, Inc.	2,329	295,340
		1,332,591
CONSTRUCTION MATERIALS — 0.0% (c)
Eagle Materials, Inc.	1,615	149,711
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	24,500	759,255
Discover Financial Services	24,488	1,900,024
Synchrony Financial	33,800	1,171,846
		3,831,125
CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc.	4,204	522,725
Ardagh Group SA	5,253	91,928
Avery Dennison Corp.	21,218	2,454,498
Ball Corp.	16,870	1,180,731
Berry Global Group, Inc. (a)	15,771	829,397
Crown Holdings, Inc. (a)	8,630	527,293
International Paper Co.	60,524	2,621,900
Owens-Illinois, Inc.	10,253	177,069
Packaging Corp. of America	13,798	1,315,225
Sealed Air Corp.	20,292	868,092
Silgan Holdings, Inc.	29,513	903,098
Sonoco Products Co.	29,701	1,940,663
Security Description	Shares	Value
Westrock Co.	20,220	$ 737,424
		14,170,043
DISTRIBUTORS — 1.2%
Genuine Parts Co.	42,530	4,405,257
LKQ Corp. (a)	38,965	1,036,859
Pool Corp.	4,365	833,715
		6,275,831
DIVERSIFIED CONSUMER SERVICES — 1.0%
Bright Horizons Family Solutions, Inc. (a)	5,739	865,843
frontdoor, Inc. (a)	11,700	509,535
Graham Holdings Co. Class B	1,626	1,121,989
Grand Canyon Education, Inc. (a)	4,863	569,068
H&R Block, Inc. (b)	36,761	1,077,097
Service Corp. International	21,442	1,003,057
		5,146,589
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	21,632	415,983
Voya Financial, Inc.	7,500	414,750
		830,733
ELECTRIC UTILITIES — 3.8%
Alliant Energy Corp.	22,619	1,110,141
Avangrid, Inc.	6,606	333,603
Edison International	20,327	1,370,243
Entergy Corp.	21,666	2,230,081
Eversource Energy	21,507	1,629,370
Exelon Corp.	51,399	2,464,068
Hawaiian Electric Industries, Inc.	34,487	1,501,909
IDACORP, Inc.	13,100	1,315,633
OGE Energy Corp.	32,690	1,391,287
Pinnacle West Capital Corp.	22,344	2,102,347
PPL Corp.	83,124	2,577,675
Xcel Energy, Inc.	32,794	1,950,915
		19,977,272
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	1,846	254,582
AMETEK, Inc.	10,987	998,059
Eaton Corp. PLC	20,912	1,741,551
Emerson Electric Co.	23,900	1,594,608
Hubbell, Inc.	4,705	613,532
Regal Beloit Corp.	7,071	577,772
Rockwell Automation, Inc.	12,380	2,028,215
Sensata Technologies Holding PLC (a)	11,572	567,028
		8,375,347
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Amphenol Corp. Class A	16,086	1,543,291
Arrow Electronics, Inc. (a)	10,978	782,402
Avnet, Inc.	18,500	837,495
CDW Corp.	32,531	3,610,941
Corning, Inc.	77,100	2,562,033
Dolby Laboratories, Inc. Class A	11,786	761,375

See accompanying notes to financial statements.
45

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
FLIR Systems, Inc.	19,387	$ 1,048,837
Jabil, Inc.	26,383	833,703
Littelfuse, Inc.	1,519	268,726
National Instruments Corp.	14,819	622,250
		12,871,053
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc.	23,248	839,253
Madison Square Garden Co. Class A (a)	1,958	548,122
		1,387,375
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.9%
Apartment Investment & Management Co. Class A REIT	56,700	2,841,804
Apple Hospitality REIT, Inc.	63,012	999,370
Brandywine Realty Trust REIT	28,008	401,075
Brixmor Property Group, Inc. REIT	49,674	888,171
Brookfield Property REIT, Inc. Class A	36,200	683,818
CoreSite Realty Corp. REIT	2,866	330,077
Corporate Office Properties Trust REIT	7,087	186,884
Cousins Properties, Inc. REIT	9,600	347,232
CubeSmart REIT	16,376	547,614
Duke Realty Corp. REIT	32,604	1,030,613
Empire State Realty Trust, Inc. Class A REIT	17,103	253,295
EPR Properties REIT	10,924	814,821
Equity Commonwealth REIT	34,500	1,121,940
Equity LifeStyle Properties, Inc. REIT	7,667	930,314
Extra Space Storage, Inc. REIT	7,992	847,951
Federal Realty Investment Trust REIT	5,187	667,878
Gaming and Leisure Properties, Inc. REIT	26,854	1,046,769
HCP, Inc. REIT	50,700	1,621,386
Healthcare Trust of America, Inc. Class A REIT	18,300	501,969
Highwoods Properties, Inc. REIT	14,733	608,473
Hospitality Properties Trust REIT	27,243	681,075
Host Hotels & Resorts, Inc. REIT	154,873	2,821,786
Iron Mountain, Inc. REIT	27,400	857,620
Kilroy Realty Corp. REIT	7,500	553,575
Kimco Realty Corp. REIT	21,227	392,275
Lamar Advertising Co. Class A REIT	18,204	1,469,245
Liberty Property Trust REIT	9,158	458,266
Life Storage, Inc. REIT	7,892	750,371
Medical Properties Trust, Inc. REIT	145,065	2,529,934
National Retail Properties, Inc. REIT	13,257	702,754
Omega Healthcare Investors, Inc. REIT	11,300	415,275
Outfront Media, Inc. REIT	9,084	234,276
Park Hotels & Resorts, Inc. REIT	56,033	1,544,270
Rayonier, Inc. REIT	13,946	422,564
Retail Properties of America, Inc. Class A REIT	17,412	204,765
Spirit Realty Capital, Inc. REIT	6,000	255,960
Taubman Centers, Inc. REIT	3,700	151,071
Security Description	Shares	Value
VICI Properties, Inc. REIT	58,500	$ 1,289,340
Vornado Realty Trust REIT	8,700	557,670
Weingarten Realty Investors REIT	46,569	1,276,922
Weyerhaeuser Co. REIT	44,000	1,158,960
WP Carey, Inc. REIT	9,107	739,306
		36,138,734
FOOD & STAPLES RETAILING — 2.1%
Casey's General Stores, Inc.	9,931	1,549,137
Kroger Co.	46,368	1,006,649
Sprouts Farmers Market, Inc. (a)	15,600	294,684
Sysco Corp.	47,019	3,325,184
US Foods Holding Corp. (a)	43,270	1,547,335
Walgreens Boots Alliance, Inc.	56,800	3,105,256
		10,828,245
FOOD PRODUCTS — 2.5%
Conagra Brands, Inc.	39,725	1,053,507
Flowers Foods, Inc.	21,584	502,260
Hershey Co.	8,637	1,157,617
Hormel Foods Corp. (b)	35,159	1,425,346
Ingredion, Inc.	25,670	2,117,518
J.M. Smucker Co.	10,975	1,264,210
Kellogg Co.	30,276	1,621,885
Lamb Weston Holdings, Inc.	16,115	1,021,047
McCormick & Co., Inc.	6,500	1,007,565
Seaboard Corp.	24	99,282
Tyson Foods, Inc. Class A	26,500	2,139,610
		13,409,847
GAS UTILITIES — 1.2%
Atmos Energy Corp.	17,534	1,850,889
National Fuel Gas Co.	20,127	1,061,699
UGI Corp.	60,324	3,221,905
		6,134,493
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Baxter International, Inc.	25,200	2,063,880
Cantel Medical Corp.	2,677	215,873
Cooper Cos., Inc.	2,464	830,097
Hill-Rom Holdings, Inc.	5,979	625,523
ICU Medical, Inc. (a)	1,223	308,086
Integra LifeSciences Holdings Corp. (a)	3,700	206,645
Masimo Corp. (a)	3,266	486,046
ResMed, Inc.	6,900	842,007
STERIS PLC (a)	9,240	1,375,651
Varian Medical Systems, Inc. (a)	13,569	1,847,148
West Pharmaceutical Services, Inc.	9,810	1,227,722
		10,028,678
HEALTH CARE PROVIDERS & SERVICES — 4.3%
AmerisourceBergen Corp.	21,054	1,795,064
Cardinal Health, Inc.	40,700	1,916,970
Chemed Corp.	4,438	1,601,408
Covetrus, Inc. (a) (b)	37,223	910,474

See accompanying notes to financial statements.
46

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
DaVita, Inc. (a)	18,088	$ 1,017,631
Encompass Health Corp.	15,929	1,009,261
Henry Schein, Inc. (a)	36,191	2,529,751
Humana, Inc.	8,590	2,278,927
Laboratory Corp. of America Holdings (a)	12,703	2,196,349
McKesson Corp.	17,674	2,375,209
MEDNAX, Inc. (a)	16,691	421,114
Premier, Inc. Class A (a)	19,900	778,289
Quest Diagnostics, Inc.	18,471	1,880,532
Universal Health Services, Inc. Class B	13,435	1,751,790
		22,462,769
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	44,549	3,265,442
HOTELS, RESTAURANTS & LEISURE — 2.6%
Aramark	20,750	748,245
Carnival Corp.	38,946	1,812,936
Choice Hotels International, Inc.	3,346	291,135
Darden Restaurants, Inc.	20,949	2,550,122
Domino's Pizza, Inc.	3,588	998,469
Dunkin' Brands Group, Inc.	8,571	682,766
Extended Stay America, Inc.	11,996	202,612
Hyatt Hotels Corp. Class A	7,193	547,603
Norwegian Cruise Line Holdings, Ltd. (a)	11,700	627,471
Six Flags Entertainment Corp.	11,911	591,739
Vail Resorts, Inc.	3,500	781,130
Wendy's Co.	43,700	855,646
Wyndham Destinations, Inc.	19,294	847,007
Yum! Brands, Inc.	17,784	1,968,155
		13,505,036
HOUSEHOLD DURABLES — 2.6%
D.R. Horton, Inc.	18,200	784,966
Garmin, Ltd.	17,072	1,362,345
Leggett & Platt, Inc.	50,383	1,933,196
Mohawk Industries, Inc. (a)	11,529	1,700,182
NVR, Inc. (a)	911	3,070,298
PulteGroup, Inc.	75,417	2,384,685
Toll Brothers, Inc.	29,210	1,069,670
Whirlpool Corp.	8,666	1,233,692
		13,539,034
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	21,292	1,555,593
Clorox Co.	11,499	1,760,612
Kimberly-Clark Corp.	17,758	2,366,786
Spectrum Brands Holdings, Inc. (b)	5,953	320,093
		6,003,084
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	129,149	2,164,537
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	9,978	1,401,011
Security Description	Shares	Value
INSURANCE — 6.0%
Allstate Corp.	19,423	$ 1,975,125
American Financial Group, Inc.	10,315	1,056,978
American National Insurance Co.	1,152	134,173
Arch Capital Group, Ltd. (a)	35,540	1,317,823
Arthur J Gallagher & Co.	20,357	1,783,070
Assurant, Inc.	5,307	564,559
Assured Guaranty, Ltd.	17,105	719,778
Athene Holding, Ltd. Class A (a)	19,718	849,057
Brown & Brown, Inc.	41,094	1,376,649
CNA Financial Corp.	2,479	116,687
Erie Indemnity Co. Class A	4,520	1,149,346
Fidelity National Financial, Inc.	68,539	2,762,122
First American Financial Corp.	38,660	2,076,042
Hanover Insurance Group, Inc.	10,805	1,386,281
Hartford Financial Services Group, Inc.	27,500	1,532,300
Loews Corp.	23,025	1,258,777
Old Republic International Corp.	41,390	926,308
Primerica, Inc.	3,300	395,835
Principal Financial Group, Inc.	16,100	932,512
Progressive Corp.	37,894	3,028,867
Reinsurance Group of America, Inc.	7,869	1,227,800
RenaissanceRe Holdings, Ltd.	3,800	676,438
Torchmark Corp.	21,026	1,880,986
Unum Group	15,414	517,140
Willis Towers Watson PLC	5,100	976,854
WR Berkley Corp.	16,086	1,060,550
		31,682,057
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Qurate Retail, Inc. (a)	44,900	556,311
IT SERVICES — 3.3%
Alliance Data Systems Corp.	3,145	440,709
Amdocs, Ltd.	52,805	3,278,662
Booz Allen Hamilton Holding Corp.	13,139	869,933
Broadridge Financial Solutions, Inc.	10,275	1,311,912
CACI International, Inc. Class A (a)	3,000	613,770
CoreLogic, Inc. (a)	8,143	340,622
EPAM Systems, Inc. (a)	5,600	969,360
Euronet Worldwide, Inc. (a)	1,687	283,821
Genpact, Ltd.	22,479	856,225
Jack Henry & Associates, Inc.	9,263	1,240,501
Leidos Holdings, Inc.	22,060	1,761,491
Paychex, Inc.	13,528	1,113,219
Sabre Corp.	34,904	774,869
Western Union Co.	165,627	3,294,321
		17,149,415
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	6,664	305,811
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	15,505	1,157,758
Bio-Rad Laboratories, Inc. Class A (a)	1,500	468,885
Bio-Techne Corp.	2,319	483,488

See accompanying notes to financial statements.
47

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Bruker Corp.	4,975	$ 248,501
Charles River Laboratories International, Inc. (a)	3,025	429,248
Mettler-Toledo International, Inc. (a)	1,343	1,128,120
PerkinElmer, Inc.	4,179	402,605
Waters Corp. (a)	5,884	1,266,472
		5,585,077
MACHINERY — 5.6%
AGCO Corp.	15,310	1,187,597
Allison Transmission Holdings, Inc.	29,528	1,368,623
Crane Co.	7,879	657,424
Cummins, Inc.	19,930	3,414,806
Donaldson Co., Inc.	16,073	817,473
Dover Corp.	11,672	1,169,534
Fortive Corp.	18,200	1,483,664
Graco, Inc.	23,549	1,181,689
IDEX Corp.	7,590	1,306,543
Illinois Tool Works, Inc.	11,100	1,673,991
ITT, Inc.	8,962	586,832
Lincoln Electric Holdings, Inc.	12,518	1,030,482
Nordson Corp.	3,800	536,978
Oshkosh Corp.	4,086	341,140
PACCAR, Inc.	36,132	2,589,219
Parker-Hannifin Corp.	9,600	1,632,096
Pentair PLC	29,457	1,095,800
Snap-on, Inc. (b)	13,126	2,174,191
Stanley Black & Decker, Inc.	9,684	1,400,403
Timken Co.	5,037	258,599
Toro Co.	23,848	1,595,431
WABCO Holdings, Inc. (a)	9,968	1,321,757
Xylem, Inc.	10,274	859,317
		29,683,589
MEDIA — 2.3%
AMC Networks, Inc. Class A (a) (b)	8,175	445,456
Cable One, Inc.	577	675,661
CBS Corp. Class B	25,633	1,279,087
Fox Corp. Class A	32,100	1,176,144
Fox Corp. Class B	18,600	679,458
Interpublic Group of Cos., Inc.	47,440	1,071,670
John Wiley & Sons, Inc. Class A	17,031	781,042
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,737	405,966
Liberty Media Corp.-Liberty SiriusXM Class C (a)	21,203	805,290
New York Times Co. Class A	12,200	397,964
News Corp. Class A	23,876	322,087
News Corp. Class B	8,366	116,789
Omnicom Group, Inc.	39,414	3,229,977
Sirius XM Holdings, Inc.	106,800	595,944
Tribune Media Co. Class A	4,400	203,368
		12,185,903
METALS & MINING — 1.0%
Nucor Corp.	44,754	2,465,946
Reliance Steel & Aluminum Co.	22,702	2,148,063
Security Description	Shares	Value
Steel Dynamics, Inc.	16,600	$ 501,320
		5,115,329
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Chimera Investment Corp. REIT (b)	33,714	636,183
MFA Financial, Inc. REIT	77,383	555,610
New Residential Investment Corp. REIT	30,349	467,071
Two Harbors Investment Corp. REIT	15,630	198,032
Starwood Property Trust, Inc. REIT	23,000	522,560
		2,379,456
MULTI-UTILITIES — 3.0%
Ameren Corp.	31,098	2,335,771
CenterPoint Energy, Inc.	91,728	2,626,173
CMS Energy Corp.	33,079	1,915,605
Consolidated Edison, Inc.	19,943	1,748,602
DTE Energy Co.	21,580	2,759,650
MDU Resources Group, Inc.	25,142	648,664
Public Service Enterprise Group, Inc.	30,945	1,820,185
WEC Energy Group, Inc.	22,509	1,876,575
		15,731,225
MULTILINE RETAIL — 0.9%
Dollar General Corp.	17,429	2,355,704
Nordstrom, Inc. (b)	10,074	320,958
Target Corp.	25,073	2,171,572
		4,848,234
OIL, GAS & CONSUMABLE FUELS — 2.1%
Cimarex Energy Co.	8,700	516,171
EQT Corp.	13,300	210,273
Equitrans Midstream Corp.	19,300	380,403
HollyFrontier Corp.	8,000	370,240
Occidental Petroleum Corp.	66,700	3,353,676
Phillips 66	37,900	3,545,166
Valero Energy Corp.	28,300	2,422,763
		10,798,692
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	19,097	850,389
PHARMACEUTICALS — 0.1%
Jazz Pharmaceuticals PLC (a)	3,800	541,728
PROFESSIONAL SERVICES — 0.6%
ManpowerGroup, Inc.	10,814	1,044,633
Robert Half International, Inc.	26,717	1,523,136
Verisk Analytics, Inc.	5,900	864,114
		3,431,883
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CBRE Group, Inc. Class A (a)	53,220	2,730,186
Jones Lang LaSalle, Inc.	10,001	1,407,041
		4,137,227
ROAD & RAIL — 1.4%
AMERCO	1,392	526,942

See accompanying notes to financial statements.
48

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Genesee & Wyoming, Inc. Class A (a)	2,167	$ 216,700
JB Hunt Transport Services, Inc.	24,664	2,254,536
Kansas City Southern	6,831	832,152
Knight-Swift Transportation Holdings, Inc.	16,000	525,440
Landstar System, Inc.	15,369	1,659,698
Old Dominion Freight Line, Inc.	6,756	1,008,401
Ryder System, Inc.	5,314	309,806
Schneider National, Inc. Class B	12,619	230,171
		7,563,846
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
KLA-Tencor Corp.	15,500	1,832,100
Maxim Integrated Products, Inc.	32,993	1,973,641
MKS Instruments, Inc.	12,630	983,751
Monolithic Power Systems, Inc.	4,400	597,432
Skyworks Solutions, Inc.	19,300	1,491,311
Teradyne, Inc.	22,671	1,086,168
		7,964,403
SOFTWARE — 2.6%
ANSYS, Inc. (a)	11,899	2,437,153
Aspen Technology, Inc. (a)	9,488	1,179,169
Cadence Design Systems, Inc. (a)	26,000	1,841,060
CDK Global, Inc.	27,282	1,348,822
Citrix Systems, Inc.	25,245	2,477,544
Fair Isaac Corp. (a)	1,201	377,138
Synopsys, Inc. (a)	21,728	2,796,177
Teradata Corp. (a)	12,800	458,880
Tyler Technologies, Inc. (a)	4,500	972,090
		13,888,033
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	5,088	784,264
AutoNation, Inc. (a)	4,955	207,813
AutoZone, Inc. (a)	1,972	2,168,155
Best Buy Co., Inc.	15,900	1,108,707
Dick's Sporting Goods, Inc.	4,900	169,687
Foot Locker, Inc.	5,500	230,560
Gap, Inc.	13,700	246,189
O'Reilly Automotive, Inc. (a)	4,163	1,537,479
Penske Automotive Group, Inc.	4,600	217,580
Ross Stores, Inc.	21,562	2,137,225
Tiffany & Co.	9,373	877,688
Tractor Supply Co.	13,811	1,502,637
Williams-Sonoma, Inc. (b)	16,405	1,066,325
		12,254,309
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
HP, Inc.	229,100	4,762,989
NetApp, Inc.	29,900	1,844,830
Xerox Corp.	11,728	415,288
		7,023,107
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	16,846	$ 1,643,159
Columbia Sportswear Co.	1,600	160,256
Hanesbrands, Inc.	17,247	296,993
PVH Corp.	6,800	643,552
Ralph Lauren Corp.	2,900	329,411
Tapestry, Inc.	41,033	1,301,977
		4,375,348
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp. (a)	76,800	1,009,152
New York Community Bancorp, Inc. (b)	39,031	389,529
		1,398,681
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	6,662	275,407
Fastenal Co.	29,951	976,103
HD Supply Holdings, Inc. (a)	18,499	745,140
MSC Industrial Direct Co., Inc. Class A	10,802	802,157
W.W. Grainger, Inc.	3,124	837,951
Watsco, Inc.	7,516	1,229,091
WESCO International, Inc. (a)	4,274	216,478
		5,082,327
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	5,691	230,713
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	10,496	1,217,536
Aqua America, Inc.	16,995	703,083
		1,920,619
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	15,814	480,746
United States Cellular Corp. (a)	1,497	66,871
		547,617
TOTAL COMMON STOCKS (Cost $465,268,250)		524,628,137
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	367,687	367,687

See accompanying notes to financial statements.
49

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	90,960	$ 90,960
TOTAL SHORT-TERM INVESTMENTS (Cost $458,647)		458,647
TOTAL INVESTMENTS — 100.0% (Cost $465,726,897)		525,086,784
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		20,424
NET ASSETS — 100.0%		$ 525,107,208
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$524,628,137	$—	$—	$524,628,137
Short-Term Investments	458,647	—	—	458,647
TOTAL INVESTMENTS	$525,086,784	$—	$—	$525,086,784
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	297,760	$ 297,760	$19,754,078	$19,684,151	$—	$—	367,687	$367,687	$10,556
State Street Navigator Securities Lending Government Money Market Portfolio	2,184,264	2,184,264	15,001,744	17,186,008	—	—	—	—	3,284
State Street Navigator Securities Lending Portfolio III	—	—	3,011,840	2,920,880	—	—	90,960	90,960	441
Total		$2,482,024	$37,767,662	$39,791,039	$—	$—		$458,647	$14,281
See accompanying notes to financial statements.
50

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
Boeing Co.	531	$ 193,289
Huntington Ingalls Industries, Inc.	917	206,087
Textron, Inc.	3,885	206,060
		605,436
AIR FREIGHT & LOGISTICS — 1.0%
Expeditors International of Washington, Inc.	2,535	192,305
AIRLINES — 1.0%
United Continental Holdings, Inc. (a)	2,353	206,005
BANKS — 11.0%
Bank of America Corp.	6,667	193,343
Citigroup, Inc.	3,003	210,300
Comerica, Inc.	2,523	183,271
Fifth Third Bancorp	7,311	203,977
Huntington Bancshares, Inc.	14,790	204,398
JPMorgan Chase & Co.	1,808	202,134
KeyCorp	11,995	212,911
M&T Bank Corp.	1,199	203,914
SunTrust Banks, Inc.	3,219	202,314
Wells Fargo & Co.	4,356	206,126
Zions Bancorp NA (b)	4,154	191,001
		2,213,689
BIOTECHNOLOGY — 3.8%
AbbVie, Inc.	2,489	181,000
Amgen, Inc.	1,051	193,678
Biogen, Inc. (a)	857	200,427
Celgene Corp. (a)	2,146	198,376
		773,481
BUILDING PRODUCTS — 1.2%
Fortune Brands Home & Security, Inc.	4,084	233,319
CAPITAL MARKETS — 5.8%
Ameriprise Financial, Inc.	1,411	204,821
Bank of New York Mellon Corp.	3,809	168,167
E*TRADE Financial Corp.	4,110	183,306
Franklin Resources, Inc. (b)	5,712	198,778
Morgan Stanley	4,308	188,733
MSCI, Inc.	923	220,403
		1,164,208
COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	3,593	196,645
F5 Networks, Inc. (a)	1,204	175,338
Juniper Networks, Inc.	7,285	194,000
		565,983
CONSTRUCTION & ENGINEERING — 0.9%
Quanta Services, Inc.	4,980	190,186
CONSUMER FINANCE — 2.1%
Discover Financial Services	2,639	204,760
Synchrony Financial	6,134	212,666
		417,426
Security Description	Shares	Value
CONTAINERS & PACKAGING — 2.1%
Ball Corp.	3,466	$ 242,586
Sealed Air Corp.	4,336	185,494
		428,080
ELECTRIC UTILITIES — 1.0%
Evergy, Inc.	3,504	210,766
ELECTRICAL EQUIPMENT — 0.9%
Rockwell Automation, Inc.	1,092	178,902
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Corning, Inc.	5,784	192,202
ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes a GE Co.	7,674	189,011
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
Apartment Investment & Management Co. Class A REIT	3,963	198,626
SL Green Realty Corp. REIT	2,223	178,662
		377,288
FOOD & STAPLES RETAILING — 0.8%
Kroger Co.	7,885	171,183
HEALTH CARE PROVIDERS & SERVICES — 2.2%
DaVita, Inc. (a)	3,688	207,487
McKesson Corp.	1,734	233,032
		440,519
HOTELS, RESTAURANTS & LEISURE — 6.3%
Hilton Worldwide Holdings, Inc.	2,267	221,577
Marriott International, Inc. Class A	1,504	210,996
MGM Resorts International	7,404	211,532
Norwegian Cruise Line Holdings, Ltd. (a)	3,451	185,077
Starbucks Corp.	2,624	219,970
Yum! Brands, Inc.	1,994	220,676
		1,269,828
HOUSEHOLD DURABLES — 2.0%
Newell Brands, Inc.	13,138	202,588
Whirlpool Corp.	1,438	204,714
		407,302
INSURANCE — 4.2%
Allstate Corp.	2,073	210,803
Lincoln National Corp.	3,118	200,955
Loews Corp.	4,071	222,562
MetLife, Inc.	4,376	217,356
		851,676
INTERNET & DIRECT MARKETING RETAIL — 3.2%
Booking Holdings, Inc. (a)	110	206,218
eBay, Inc.	5,550	219,225
Expedia Group, Inc.	1,609	214,046
		639,489

See accompanying notes to financial statements.
51

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
IT SERVICES — 4.3%
Akamai Technologies, Inc. (a)	2,610	$ 209,165
Fiserv, Inc. (a) (b)	2,331	212,494
FleetCor Technologies, Inc. (a)	800	224,680
VeriSign, Inc. (a)	1,061	221,919
		868,258
LIFE SCIENCES TOOLS & SERVICES — 2.0%
IQVIA Holdings, Inc. (a)	1,412	227,191
Waters Corp. (a)	802	172,622
		399,813
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	566	223,672
MULTILINE RETAIL — 1.8%
Nordstrom, Inc. (b)	4,589	146,206
Target Corp.	2,491	215,745
		361,951
OIL, GAS & CONSUMABLE FUELS — 5.7%
Anadarko Petroleum Corp.	3,275	231,084
Cabot Oil & Gas Corp.	7,367	169,146
Devon Energy Corp.	6,047	172,461
Hess Corp.	3,063	194,715
Marathon Petroleum Corp.	3,265	182,448
Phillips 66	2,070	193,628
		1,143,482
PERSONAL PRODUCTS — 1.1%
Estee Lauder Cos., Inc. Class A	1,200	219,732
PHARMACEUTICALS — 2.1%
Merck & Co., Inc.	2,532	212,308
Pfizer, Inc.	4,812	208,456
		420,764
ROAD & RAIL — 3.0%
CSX Corp.	2,623	202,941
Norfolk Southern Corp.	1,025	204,313
Union Pacific Corp.	1,187	200,734
		607,988
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Applied Materials, Inc.	4,708	211,436
Broadcom, Inc.	635	182,791
Lam Research Corp.	1,036	194,602
QUALCOMM, Inc.	3,551	270,125
		858,954
SOFTWARE — 2.0%
Citrix Systems, Inc.	1,976	193,925
Oracle Corp.	3,691	210,276
		404,201
Security Description	Shares	Value
SPECIALTY RETAIL — 4.7%
AutoZone, Inc. (a)	189	$ 207,800
Best Buy Co., Inc.	2,734	190,642
CarMax, Inc. (a) (b)	2,697	234,180
Foot Locker, Inc.	3,250	136,240
O'Reilly Automotive, Inc. (a)	496	183,183
		952,045
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.7%
Apple, Inc.	1,011	200,097
Hewlett Packard Enterprise Co.	12,344	184,543
HP, Inc.	9,931	206,466
NetApp, Inc.	2,679	165,294
Western Digital Corp.	3,911	185,968
Xerox Corp.	5,888	208,494
		1,150,862
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
NIKE, Inc. Class B	2,332	195,771
Ralph Lauren Corp.	1,579	179,359
		375,130
TRADING COMPANIES & DISTRIBUTORS — 1.0%
United Rentals, Inc. (a)	1,597	211,810
TOTAL COMMON STOCKS (Cost $20,051,068)		20,116,946
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $26,738)	26,738	26,738
TOTAL INVESTMENTS — 99.9% (Cost $20,077,806)		20,143,684
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		19,013
NET ASSETS — 100.0%		$ 20,162,697
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
52

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,116,946	$—	$—	$20,116,946
Short-Term Investment	26,738	—	—	26,738
TOTAL INVESTMENTS	$20,143,684	$—	$—	$20,143,684
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	1,578	$146,896	$ 253,956	$ 348,958	$(54,544)	$2,650	—	$ —	$2,116
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,565	14,565	681,941	669,768	—	—	26,738	26,738	727
State Street Navigator Securities Lending Government Money Market Portfolio	18,983	18,983	319,995	338,978	—	—	—	—	56
State Street Navigator Securities Lending Portfolio III	—	—	191,993	191,993	—	—	—	—	12
Total		$180,444	$1,447,885	$1,549,697	$(54,544)	$2,650		$26,738	$2,911
See accompanying notes to financial statements.
53

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	34	$ 1,251
Aerojet Rocketdyne Holdings, Inc. (a) (b)	30	1,343
Aerovironment, Inc. (a)	8	454
Arconic, Inc.	348	8,985
Axon Enterprise, Inc. (a)	18	1,156
Boeing Co.	222	80,810
Cubic Corp.	10	645
Curtiss-Wright Corp.	23	2,924
General Dynamics Corp.	204	37,091
Huntington Ingalls Industries, Inc.	36	8,091
L3 Technologies, Inc.	49	12,013
L3Harris Technologies, Inc.	45	8,511
Lockheed Martin Corp.	143	51,986
Mercury Systems, Inc. (a)	16	1,126
Moog, Inc. Class A	30	2,808
National Presto Industries, Inc. (b)	8	746
Northrop Grumman Corp.	104	33,604
Raytheon Co.	133	23,126
Teledyne Technologies, Inc. (a)	17	4,656
Textron, Inc.	218	11,563
TransDigm Group, Inc. (a)	15	7,257
Triumph Group, Inc.	146	3,343
United Technologies Corp.	473	61,585
		365,074
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	72	3,214
C.H. Robinson Worldwide, Inc.	102	8,604
Echo Global Logistics, Inc. (a)	40	835
Expeditors International of Washington, Inc.	67	5,083
FedEx Corp.	280	45,973
Forward Air Corp.	17	1,005
Hub Group, Inc. Class A (a)	95	3,988
United Parcel Service, Inc. Class B	599	61,859
XPO Logistics, Inc. (a) (b)	156	9,018
		139,579
AIRLINES — 1.1%
Alaska Air Group, Inc.	173	11,056
Allegiant Travel Co.	23	3,301
American Airlines Group, Inc.	1,174	38,284
Delta Air Lines, Inc.	860	48,805
Hawaiian Holdings, Inc. (b)	143	3,922
JetBlue Airways Corp. (a)	879	16,253
SkyWest, Inc.	73	4,429
Southwest Airlines Co.	582	29,554
United Continental Holdings, Inc. (a)	666	58,308
		213,912
AUTO COMPONENTS — 0.4%
Adient PLC	258	6,262
American Axle & Manufacturing Holdings, Inc. (a)	313	3,994
Aptiv PLC	159	12,852
Security Description	Shares	Value
BorgWarner, Inc.	242	$ 10,159
Cooper Tire & Rubber Co.	141	4,449
Cooper-Standard Holdings, Inc. (a)	47	2,153
Dana, Inc.	423	8,435
Delphi Technologies PLC	261	5,220
Dorman Products, Inc. (a)	17	1,481
Fox Factory Holding Corp. (a)	16	1,320
Garrett Motion, Inc. (a) (b)	219	3,362
Gentex Corp.	212	5,217
Gentherm, Inc. (a)	34	1,422
Goodyear Tire & Rubber Co.	666	10,190
LCI Industries (b)	21	1,890
Standard Motor Products, Inc.	19	861
Superior Industries International, Inc.	63	218
Visteon Corp. (a) (b)	41	2,402
		81,887
AUTOMOBILES — 1.5%
Ford Motor Co.	11,544	118,095
General Motors Co.	3,913	150,768
Harley-Davidson, Inc. (b)	234	8,384
Thor Industries, Inc.	76	4,442
Winnebago Industries, Inc. (b)	27	1,044
		282,733
BANKS — 8.9%
Ameris Bancorp	34	1,332
Associated Banc-Corp.	191	4,038
Banc of California, Inc.	119	1,662
BancorpSouth Bank	62	1,800
Bank of America Corp.	10,367	300,643
Bank of Hawaii Corp.	26	2,156
Bank OZK	117	3,521
Banner Corp.	24	1,300
BB&T Corp.	891	43,775
Berkshire Hills Bancorp, Inc.	59	1,852
Boston Private Financial Holdings, Inc.	90	1,086
Brookline Bancorp, Inc.	67	1,030
Cathay General Bancorp	63	2,262
Chemical Financial Corp.	74	3,042
Citigroup, Inc.	3,338	233,760
Citizens Financial Group, Inc.	662	23,408
City Holding Co.	15	1,144
Columbia Banking System, Inc.	43	1,556
Comerica, Inc.	136	9,879
Commerce Bancshares, Inc. (b)	60	3,580
Community Bank System, Inc.	30	1,975
Cullen/Frost Bankers, Inc.	45	4,215
Customers Bancorp, Inc. (a)	119	2,499
CVB Financial Corp.	61	1,283
Eagle Bancorp, Inc.	26	1,407
East West Bancorp, Inc.	125	5,846
Fifth Third Bancorp	852	23,771
First BanCorp	163	1,800
First Commonwealth Financial Corp.	68	916
First Financial Bancorp	44	1,066
First Financial Bankshares, Inc. (b)	44	1,355

See accompanying notes to financial statements.
54

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
First Horizon National Corp.	295	$ 4,404
First Midwest Bancorp, Inc.	63	1,290
First Republic Bank	69	6,738
FNB Corp.	467	5,497
Fulton Financial Corp.	202	3,307
Glacier Bancorp, Inc.	49	1,987
Great Western Bancorp, Inc.	60	2,143
Hancock Whitney Corp.	99	3,966
Hanmi Financial Corp.	56	1,247
Home BancShares, Inc.	144	2,773
Hope Bancorp, Inc.	125	1,723
Huntington Bancshares, Inc.	1,223	16,902
Independent Bank Corp. (Massachusetts)	12	914
International Bancshares Corp.	52	1,961
JPMorgan Chase & Co.	2,808	313,934
KeyCorp	1,177	20,892
LegacyTexas Financial Group, Inc.	26	1,058
M&T Bank Corp.	119	20,238
NBT Bancorp, Inc.	42	1,575
OFG Bancorp	51	1,212
Old National Bancorp	143	2,372
Opus Bank	89	1,879
Pacific Premier Bancorp, Inc.	52	1,606
PacWest Bancorp	173	6,718
People's United Financial, Inc.	369	6,192
Pinnacle Financial Partners, Inc.	55	3,161
PNC Financial Services Group, Inc.	467	64,110
Prosperity Bancshares, Inc. (b)	56	3,699
Regions Financial Corp.	1,462	21,842
S&T Bancorp, Inc.	27	1,012
Seacoast Banking Corp. of Florida (a)	43	1,094
ServisFirst Bancshares, Inc.	27	925
Signature Bank	34	4,109
Simmons First National Corp. Class A	55	1,279
Southside Bancshares, Inc.	26	842
Sterling Bancorp	184	3,916
SunTrust Banks, Inc.	412	25,894
SVB Financial Group (a)	32	7,187
Synovus Financial Corp.	106	3,710
TCF Financial Corp.	170	3,534
Texas Capital Bancshares, Inc. (a)	47	2,884
Tompkins Financial Corp.	20	1,632
Trustmark Corp.	62	2,061
UMB Financial Corp.	40	2,633
Umpqua Holdings Corp.	316	5,242
United Bankshares, Inc.	86	3,190
United Community Banks, Inc.	79	2,256
US Bancorp	1,547	81,063
Valley National Bancorp (b)	387	4,172
Webster Financial Corp.	56	2,675
Wells Fargo & Co.	5,838	276,254
Westamerica Bancorporation	12	739
Wintrust Financial Corp.	48	3,512
Zions Bancorp NA	172	7,909
		1,664,023
Security Description	Shares	Value
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a) (b)	6	$ 2,267
Brown-Forman Corp. Class B	125	6,929
Coca-Cola Co.	1,620	82,490
Coca-Cola Consolidated, Inc.	7	2,095
Constellation Brands, Inc. Class A	98	19,300
Molson Coors Brewing Co. Class B	554	31,024
Monster Beverage Corp. (a)	130	8,298
PepsiCo, Inc.	478	62,680
		215,083
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	907	65,957
Acorda Therapeutics, Inc. (a)	63	483
Alexion Pharmaceuticals, Inc. (a)	73	9,562
AMAG Pharmaceuticals, Inc. (a) (b)	102	1,019
Amgen, Inc.	377	69,474
Biogen, Inc. (a)	148	34,613
Celgene Corp. (a)	278	25,698
Emergent BioSolutions, Inc. (a)	23	1,111
Exelixis, Inc. (a)	96	2,051
Gilead Sciences, Inc.	1,185	80,059
Incyte Corp. (a)	27	2,294
Ligand Pharmaceuticals, Inc. (a) (b)	10	1,141
Medicines Co. (a) (b)	8	292
Momenta Pharmaceuticals, Inc. (a)	39	486
Myriad Genetics, Inc. (a)	48	1,333
Regeneron Pharmaceuticals, Inc. (a)	32	10,016
Spectrum Pharmaceuticals, Inc. (a)	14	121
United Therapeutics Corp. (a)	42	3,278
Vertex Pharmaceuticals, Inc. (a)	55	10,086
		319,074
BUILDING PRODUCTS — 0.4%
AAON, Inc. (b)	10	502
Allegion PLC	23	2,543
American Woodmark Corp. (a)	14	1,185
AO Smith Corp.	46	2,169
Apogee Enterprises, Inc.	31	1,346
Fortune Brands Home & Security, Inc.	98	5,599
Gibraltar Industries, Inc. (a)	27	1,090
Griffon Corp.	133	2,250
Johnson Controls International PLC	742	30,652
Lennox International, Inc.	12	3,300
Masco Corp.	141	5,533
Patrick Industries, Inc. (a)	32	1,574
Quanex Building Products Corp.	36	680
Resideo Technologies, Inc. (a)	144	3,156
Simpson Manufacturing Co., Inc.	19	1,263
Trex Co., Inc. (a) (b)	18	1,290
Universal Forest Products, Inc.	78	2,969
		67,101
CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc.	62	5,713
Ameriprise Financial, Inc.	158	22,935
Bank of New York Mellon Corp.	1,026	45,298

See accompanying notes to financial statements.
55

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
BlackRock, Inc.	111	$ 52,092
Blucora, Inc. (a)	33	1,002
Cboe Global Markets, Inc.	36	3,731
Charles Schwab Corp.	555	22,306
CME Group, Inc.	168	32,611
Donnelley Financial Solutions, Inc. (a)	85	1,134
E*TRADE Financial Corp.	185	8,251
Eaton Vance Corp.	71	3,062
Evercore, Inc. Class A	30	2,657
FactSet Research Systems, Inc.	10	2,866
Federated Investors, Inc. Class B	92	2,990
Franklin Resources, Inc. (b)	859	29,893
Goldman Sachs Group, Inc.	493	100,868
Greenhill & Co., Inc.	39	530
Interactive Brokers Group, Inc. Class A	87	4,715
Intercontinental Exchange, Inc.	242	20,798
INTL. FCStone, Inc. (a)	48	1,900
Invesco, Ltd.	1,172	23,979
Janus Henderson Group PLC	238	5,093
Legg Mason, Inc.	253	9,685
MarketAxess Holdings, Inc.	5	1,607
Moody's Corp.	36	7,031
Morgan Stanley	3,793	166,171
MSCI, Inc.	12	2,866
Nasdaq, Inc.	96	9,232
Northern Trust Corp.	164	14,760
Piper Jaffray Cos.	14	1,040
Raymond James Financial, Inc.	117	9,892
S&P Global, Inc.	53	12,073
SEI Investments Co.	63	3,534
State Street Corp. (c)	545	30,553
Stifel Financial Corp.	63	3,721
T Rowe Price Group, Inc.	111	12,178
Waddell & Reed Financial, Inc. Class A (b)	223	3,717
		682,484
CHEMICALS — 1.9%
AdvanSix, Inc. (a)	23	562
Air Products & Chemicals, Inc.	93	21,052
Albemarle Corp. (b)	64	4,506
American Vanguard Corp.	18	277
Ashland Global Holdings, Inc.	46	3,679
Balchem Corp.	8	800
Cabot Corp.	69	3,292
Celanese Corp.	97	10,457
CF Industries Holdings, Inc.	192	8,968
Chemours Co.	155	3,720
Corteva, Inc. (a)	562	16,618
Dow, Inc.	98	4,832
DuPont de Nemours, Inc.	562	42,189
Eastman Chemical Co.	201	15,644
Ecolab, Inc.	93	18,362
FMC Corp.	44	3,650
FutureFuel Corp.	73	853
Hawkins, Inc.	13	564
HB Fuller Co.	29	1,346
Security Description	Shares	Value
Ingevity Corp. (a)	13	$ 1,367
Innophos Holdings, Inc.	44	1,281
Innospec, Inc.	14	1,277
International Flavors & Fragrances, Inc. (b)	38	5,513
Koppers Holdings, Inc. (a)	39	1,145
Kraton Corp. (a)	44	1,367
Linde PLC	169	33,935
Livent Corp. (a)	110	761
LSB Industries, Inc. (a)	30	117
LyondellBasell Industries NV Class A	900	77,517
Minerals Technologies, Inc.	46	2,462
Mosaic Co.	414	10,363
NewMarket Corp.	6	2,406
Olin Corp.	237	5,193
PolyOne Corp.	91	2,857
PPG Industries, Inc.	115	13,422
Quaker Chemical Corp.	5	1,014
Rayonier Advanced Materials, Inc.	146	948
RPM International, Inc.	91	5,561
Scotts Miracle-Gro Co. (b)	37	3,645
Sensient Technologies Corp.	20	1,470
Sherwin-Williams Co.	29	13,290
Stepan Co.	20	1,838
Tredegar Corp.	53	881
Valvoline, Inc.	80	1,562
		352,563
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	93	3,720
Brady Corp. Class A	33	1,628
Brink's Co.	20	1,624
Cintas Corp.	28	6,644
Clean Harbors, Inc. (a)	29	2,062
Copart, Inc. (a)	66	4,933
Deluxe Corp.	63	2,562
Healthcare Services Group, Inc. (b)	24	728
Herman Miller, Inc.	56	2,503
HNI Corp.	63	2,229
Interface, Inc.	56	858
LSC Communications, Inc.	123	451
Matthews International Corp. Class A	43	1,498
Mobile Mini, Inc.	33	1,004
MSA Safety, Inc.	16	1,686
Multi-Color Corp.	20	999
Pitney Bowes, Inc. (b)	550	2,354
Republic Services, Inc.	201	17,415
Rollins, Inc.	48	1,722
RR Donnelley & Sons Co.	225	443
Stericycle, Inc. (a) (b)	69	3,295
Team, Inc. (a)	44	674
Tetra Tech, Inc.	33	2,592
UniFirst Corp.	12	2,263
Viad Corp.	16	1,060
Waste Management, Inc.	193	22,266
		89,213

See accompanying notes to financial statements.
56

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	44	$ 671
Arista Networks, Inc. (a)	16	4,154
Ciena Corp. (a)	88	3,619
Cisco Systems, Inc.	1,809	99,006
Comtech Telecommunications Corp.	24	675
Digi International, Inc. (a)	27	342
F5 Networks, Inc. (a)	29	4,223
Finisar Corp. (a)	76	1,738
Harmonic, Inc. (a) (b)	80	444
InterDigital, Inc.	24	1,546
Juniper Networks, Inc.	324	8,628
Lumentum Holdings, Inc. (a)	17	908
Motorola Solutions, Inc.	53	8,837
NETGEAR, Inc. (a)	26	657
NetScout Systems, Inc. (a)	46	1,168
Plantronics, Inc.	17	630
ViaSat, Inc. (a)	34	2,748
Viavi Solutions, Inc. (a)	99	1,316
		141,310
CONSTRUCTION & ENGINEERING — 0.4%
AECOM (a)	452	17,108
Aegion Corp. (a)	63	1,159
Arcosa, Inc.	69	2,596
Comfort Systems USA, Inc.	23	1,173
Dycom Industries, Inc. (a)	50	2,944
EMCOR Group, Inc.	58	5,110
Fluor Corp.	412	13,880
Granite Construction, Inc.	41	1,975
Jacobs Engineering Group, Inc.	100	8,439
MasTec, Inc. (a)	88	4,535
MYR Group, Inc. (a)	33	1,233
Quanta Services, Inc.	165	6,301
Valmont Industries, Inc.	16	2,029
		68,482
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	30	2,781
Martin Marietta Materials, Inc.	30	6,903
US Concrete, Inc. (a)	23	1,143
Vulcan Materials Co.	45	6,179
		17,006
CONSUMER FINANCE — 1.6%
American Express Co.	519	64,065
Capital One Financial Corp.	1,383	125,493
Discover Financial Services	384	29,795
Encore Capital Group, Inc. (a) (b)	76	2,574
Enova International, Inc. (a)	97	2,236
EZCORP, Inc. Class A (a) (b)	184	1,743
FirstCash, Inc.	18	1,800
Green Dot Corp. Class A (a)	20	978
Navient Corp.	662	9,036
PRA Group, Inc. (a)	49	1,379
SLM Corp.	208	2,022
Synchrony Financial	1,881	65,214
Security Description	Shares	Value
World Acceptance Corp. (a)	9	$ 1,477
		307,812
CONTAINERS & PACKAGING — 0.6%
Amcor PLC (a)	1,223	14,052
AptarGroup, Inc.	21	2,611
Avery Dennison Corp.	38	4,396
Ball Corp.	113	7,909
Greif, Inc. Class A	73	2,376
International Paper Co.	576	24,952
Myers Industries, Inc.	33	636
Owens-Illinois, Inc.	238	4,110
Packaging Corp. of America	81	7,721
Sealed Air Corp.	96	4,107
Silgan Holdings, Inc.	112	3,427
Sonoco Products Co.	75	4,901
Westrock Co.	755	27,535
		108,733
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	130	5,163
Genuine Parts Co.	110	11,394
LKQ Corp. (a)	293	7,797
Pool Corp.	10	1,910
		26,264
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	44	1,982
American Public Education, Inc. (a)	13	385
Career Education Corp. (a)	57	1,087
Graham Holdings Co. Class B	5	3,450
H&R Block, Inc. (b)	211	6,182
Regis Corp. (a)	94	1,560
Service Corp. International	84	3,930
Sotheby's (a)	33	1,918
Strategic Education, Inc.	3	534
Weight Watchers International, Inc. (a) (b)	116	2,216
		23,244
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Berkshire Hathaway, Inc. Class B (a)	2,002	426,766
Jefferies Financial Group, Inc.	752	14,461
		441,227
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.	10,518	352,458
ATN International, Inc.	15	866
CenturyLink, Inc.	2,792	32,834
Cincinnati Bell, Inc. (a)	179	886
Cogent Communications Holdings, Inc.	22	1,306
Consolidated Communications Holdings, Inc. (b)	218	1,075
Frontier Communications Corp. (a) (b)	301	527
Iridium Communications, Inc. (a) (b)	57	1,326
Verizon Communications, Inc.	3,859	220,464
Vonage Holdings Corp. (a)	97	1,099
		612,841

See accompanying notes to financial statements.
57

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
ELECTRIC UTILITIES — 2.3%
ALLETE, Inc.	30	$ 2,496
Alliant Energy Corp.	137	6,724
American Electric Power Co., Inc.	425	37,404
Duke Energy Corp.	675	59,562
Edison International	381	25,683
El Paso Electric Co.	38	2,485
Entergy Corp.	176	18,116
Evergy, Inc.	118	7,098
Eversource Energy	238	18,031
Exelon Corp.	1,133	54,316
FirstEnergy Corp.	435	18,622
Hawaiian Electric Industries, Inc.	112	4,878
IDACORP, Inc.	29	2,912
NextEra Energy, Inc.	297	60,843
OGE Energy Corp.	151	6,427
Pinnacle West Capital Corp.	84	7,904
PNM Resources, Inc.	46	2,342
PPL Corp.	842	26,110
Southern Co.	960	53,069
Xcel Energy, Inc.	385	22,904
		437,926
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	24	3,310
AMETEK, Inc.	77	6,995
AZZ, Inc.	21	966
Eaton Corp. PLC	393	32,729
Emerson Electric Co.	369	24,620
Encore Wire Corp.	14	820
EnerSys	35	2,398
Hubbell, Inc.	33	4,303
nVent Electric PLC	112	2,777
Powell Industries, Inc.	23	874
Regal Beloit Corp.	44	3,595
Rockwell Automation, Inc.	41	6,717
Vicor Corp. (a)	6	186
		90,290
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	92	8,826
Anixter International, Inc. (a)	85	5,075
Arrow Electronics, Inc. (a)	245	17,461
Avnet, Inc.	326	14,758
Badger Meter, Inc.	8	478
Bel Fuse, Inc. Class B	23	395
Belden, Inc.	34	2,025
Benchmark Electronics, Inc.	125	3,140
Cognex Corp.	25	1,200
Coherent, Inc. (a)	11	1,500
Corning, Inc.	690	22,929
CTS Corp.	30	827
Daktronics, Inc.	77	475
ePlus, Inc. (a)	9	620
Fabrinet (a)	43	2,136
FARO Technologies, Inc. (a)	8	421
Security Description	Shares	Value
FLIR Systems, Inc.	44	$ 2,380
II-VI, Inc. (a) (b)	34	1,243
Insight Enterprises, Inc. (a)	99	5,762
IPG Photonics Corp. (a)	18	2,777
Itron, Inc. (a)	22	1,377
Jabil, Inc.	430	13,588
KEMET Corp.	76	1,430
Keysight Technologies, Inc. (a)	58	5,209
Knowles Corp. (a)	92	1,685
Littelfuse, Inc.	8	1,415
Methode Electronics, Inc.	69	1,971
MTS Systems Corp.	14	819
National Instruments Corp.	37	1,554
OSI Systems, Inc. (a)	15	1,689
Park Electrochemical Corp.	16	267
Plexus Corp. (a)	42	2,452
Rogers Corp. (a)	9	1,553
Sanmina Corp. (a)	192	5,814
ScanSource, Inc. (a)	72	2,344
SYNNEX Corp.	126	12,398
TE Connectivity, Ltd.	255	24,424
Tech Data Corp. (a)	108	11,297
Trimble, Inc. (a)	105	4,737
TTM Technologies, Inc. (a)	275	2,805
Vishay Intertechnology, Inc.	124	2,048
Zebra Technologies Corp. Class A (a)	17	3,561
		198,865
ENERGY EQUIPMENT & SERVICES — 0.8%
Apergy Corp. (a)	27	906
Archrock, Inc.	153	1,622
Baker Hughes a GE Co.	384	9,458
C&J Energy Services, Inc. (a)	182	2,144
Core Laboratories NV	15	784
Diamond Offshore Drilling, Inc. (a) (b)	190	1,685
Dril-Quip, Inc. (a) (b)	35	1,680
Ensco Rowan PLC Class A (b)	551	4,700
Era Group, Inc. (a)	46	384
Exterran Corp. (a)	93	1,322
Geospace Technologies Corp. (a)	9	136
Gulf Island Fabrication, Inc. (a)	23	163
Halliburton Co.	752	17,101
Helix Energy Solutions Group, Inc. (a)	164	1,415
Helmerich & Payne, Inc.	128	6,479
KLX Energy Services Holdings, Inc. (a)	2	41
Matrix Service Co. (a)	53	1,074
McDermott International, Inc. (a) (b)	534	5,158
Nabors Industries, Ltd.	914	2,651
National Oilwell Varco, Inc.	423	9,403
Newpark Resources, Inc. (a)	84	623
Noble Corp. PLC (a)	693	1,296
Oceaneering International, Inc. (a)	142	2,895
Oil States International, Inc. (a)	94	1,720
Patterson-UTI Energy, Inc.	200	2,302
ProPetro Holding Corp. (a)	56	1,159
Schlumberger, Ltd.	1,287	51,145

See accompanying notes to financial statements.
58

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SEACOR Holdings, Inc. (a)	38	$ 1,805
Superior Energy Services, Inc. (a)	666	866
TechnipFMC PLC	439	11,388
TETRA Technologies, Inc. (a)	163	266
Transocean, Ltd. (a) (b)	1,511	9,686
US Silica Holdings, Inc. (b)	63	806
		154,263
ENTERTAINMENT — 1.1%
Activision Blizzard, Inc.	279	13,169
Cinemark Holdings, Inc.	109	3,935
Electronic Arts, Inc. (a)	106	10,733
Live Nation Entertainment, Inc. (a)	85	5,631
Marcus Corp.	26	857
Netflix, Inc. (a)	58	21,304
Take-Two Interactive Software, Inc. (a)	38	4,314
Viacom, Inc. Class B	1,049	31,334
Walt Disney Co.	867	121,068
World Wrestling Entertainment, Inc. Class A (b)	8	578
		212,923
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Acadia Realty Trust REIT	53	1,451
Agree Realty Corp. REIT	14	897
Alexander & Baldwin, Inc.	56	1,294
Alexandria Real Estate Equities, Inc. REIT	42	5,926
American Assets Trust, Inc. REIT	24	1,131
American Campus Communities, Inc. REIT	84	3,877
American Tower Corp. REIT	58	11,858
Apartment Investment & Management Co. Class A REIT	92	4,611
AvalonBay Communities, Inc. REIT	68	13,816
Boston Properties, Inc. REIT	52	6,708
Brixmor Property Group, Inc. REIT	348	6,222
Camden Property Trust REIT	47	4,906
CareTrust REIT, Inc.	46	1,094
CBL & Associates Properties, Inc. REIT (b)	690	718
Cedar Realty Trust, Inc. REIT	154	408
Chatham Lodging Trust REIT	73	1,378
Chesapeake Lodging Trust REIT	66	1,876
CoreCivic, Inc. REIT	332	6,892
CoreSite Realty Corp. REIT	9	1,037
Corporate Office Properties Trust REIT	83	2,189
Cousins Properties, Inc. REIT	63	2,279
Crown Castle International Corp. REIT	153	19,944
CyrusOne, Inc. REIT	42	2,424
DiamondRock Hospitality Co. REIT	246	2,544
Digital Realty Trust, Inc. REIT	68	8,010
Douglas Emmett, Inc. REIT	78	3,108
Duke Realty Corp. REIT	222	7,017
EastGroup Properties, Inc. REIT	15	1,740
EPR Properties REIT	47	3,506
Equinix, Inc. REIT	19	9,582
Equity Residential REIT	184	13,969
Essex Property Trust, Inc. REIT	22	6,422
Security Description	Shares	Value
Extra Space Storage, Inc. REIT	50	$ 5,305
Federal Realty Investment Trust REIT	25	3,219
First Industrial Realty Trust, Inc. REIT	58	2,131
Four Corners Property Trust, Inc. REIT	40	1,093
Franklin Street Properties Corp. REIT	157	1,159
GEO Group, Inc. REIT	170	3,572
Getty Realty Corp. REIT	20	615
Global Net Lease, Inc. REIT	99	1,942
HCP, Inc. REIT	412	13,176
Healthcare Realty Trust, Inc. REIT	74	2,318
Hersha Hospitality Trust REIT (b)	101	1,671
Highwoods Properties, Inc. REIT	95	3,923
Hospitality Properties Trust REIT	234	5,850
Host Hotels & Resorts, Inc. REIT	698	12,718
Iron Mountain, Inc. REIT (b)	215	6,729
iStar, Inc. REIT (b)	202	2,509
JBG SMITH Properties REIT	35	1,377
Kilroy Realty Corp. REIT	50	3,690
Kimco Realty Corp. REIT	341	6,302
Kite Realty Group Trust REIT	172	2,602
Lamar Advertising Co. Class A REIT	40	3,228
Lexington Realty Trust REIT	201	1,891
Liberty Property Trust REIT	86	4,303
Life Storage, Inc. REIT	31	2,947
LTC Properties, Inc. REIT	38	1,735
Macerich Co. REIT (b)	153	5,124
Mack-Cali Realty Corp. REIT	84	1,956
Medical Properties Trust, Inc. REIT	343	5,982
Mid-America Apartment Communities, Inc. REIT	57	6,712
National Retail Properties, Inc. REIT	81	4,294
National Storage Affiliates Trust REIT	41	1,187
Office Properties Income Trust REIT	142	3,730
Omega Healthcare Investors, Inc. REIT	176	6,468
Pebblebrook Hotel Trust REIT	62	1,747
Pennsylvania Real Estate Investment Trust (b)	98	637
PotlatchDeltic Corp. REIT	50	1,949
Prologis, Inc. REIT	249	19,945
PS Business Parks, Inc. REIT	16	2,696
Public Storage REIT	73	17,386
Rayonier, Inc. REIT	77	2,333
Realty Income Corp. REIT	119	8,207
Regency Centers Corp. REIT	81	5,406
Retail Opportunity Investments Corp. REIT	127	2,176
RPT Realty REIT	142	1,720
Sabra Health Care REIT, Inc.	135	2,658
Saul Centers, Inc. REIT	17	954
SBA Communications Corp. REIT (a)	16	3,597
Senior Housing Properties Trust REIT	668	5,524
Simon Property Group, Inc. REIT	152	24,284
SL Green Realty Corp. REIT	64	5,144
Summit Hotel Properties, Inc. REIT	135	1,548
Tanger Factory Outlet Centers, Inc. REIT (b)	53	859
Taubman Centers, Inc. REIT	42	1,715

See accompanying notes to financial statements.
59

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
UDR, Inc. REIT	117	$ 5,252
Uniti Group, Inc. REIT	39	371
Universal Health Realty Income Trust REIT	8	679
Urban Edge Properties REIT	90	1,560
Urstadt Biddle Properties, Inc. Class A REIT	48	1,008
Ventas, Inc. REIT	267	18,249
Vornado Realty Trust REIT	140	8,974
Washington Prime Group, Inc. REIT (b)	628	2,399
Washington Real Estate Investment Trust	46	1,230
Weingarten Realty Investors REIT	133	3,647
Welltower, Inc. REIT	163	13,289
Weyerhaeuser Co. REIT	644	16,963
Xenia Hotels & Resorts, Inc. REIT	332	6,922
		481,320
FOOD & STAPLES RETAILING — 4.0%
Andersons, Inc.	74	2,016
Casey's General Stores, Inc.	34	5,304
Costco Wholesale Corp.	271	71,614
Kroger Co.	2,356	51,149
SpartanNash Co.	140	1,634
Sprouts Farmers Market, Inc. (a)	159	3,004
Sysco Corp.	450	31,824
United Natural Foods, Inc. (a)	229	2,054
Walmart, Inc.	4,150	458,533
Walgreens Boots Alliance, Inc.	2,305	126,014
		753,146
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	1,655	67,524
B&G Foods, Inc. (b)	69	1,435
Calavo Growers, Inc. (b)	6	580
Cal-Maine Foods, Inc. (b)	43	1,794
Campbell Soup Co. (b)	301	12,061
Conagra Brands, Inc.	355	9,415
Darling Ingredients, Inc. (a)	170	3,381
Dean Foods Co. (b)	472	436
Flowers Foods, Inc.	202	4,701
General Mills, Inc.	448	23,529
Hain Celestial Group, Inc. (a)	94	2,059
Hershey Co.	80	10,722
Hormel Foods Corp. (b)	254	10,297
Ingredion, Inc.	79	6,517
J&J Snack Foods Corp.	11	1,770
J.M. Smucker Co.	105	12,095
Kellogg Co.	294	15,750
Kraft Heinz Co.	1,851	57,455
Lamb Weston Holdings, Inc.	31	1,964
Lancaster Colony Corp.	11	1,635
McCormick & Co., Inc. (b)	39	6,045
Mondelez International, Inc. Class A	675	36,382
Post Holdings, Inc. (a)	49	5,095
Sanderson Farms, Inc. (b)	27	3,687
Seneca Foods Corp. Class A (a)	19	529
Tootsie Roll Industries, Inc. (b)	27	997
TreeHouse Foods, Inc. (a)	65	3,517
Security Description	Shares	Value
Tyson Foods, Inc. Class A	430	$ 34,718
		336,090
GAS UTILITIES — 0.2%
Atmos Energy Corp.	77	8,128
National Fuel Gas Co. (b)	81	4,273
New Jersey Resources Corp.	52	2,588
Northwest Natural Holding Co.	24	1,668
ONE Gas, Inc.	33	2,980
South Jersey Industries, Inc. (b)	81	2,732
Southwest Gas Holdings, Inc.	50	4,481
Spire, Inc.	42	3,524
UGI Corp.	151	8,065
		38,439
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	543	45,666
ABIOMED, Inc. (a)	6	1,563
Align Technology, Inc. (a)	15	4,105
Avanos Medical, Inc. (a)	52	2,268
Baxter International, Inc.	160	13,104
Becton Dickinson and Co.	62	15,625
Boston Scientific Corp. (a)	428	18,395
Cantel Medical Corp.	12	968
CONMED Corp.	12	1,027
Cooper Cos., Inc.	11	3,706
CryoLife, Inc. (a)	9	269
Danaher Corp.	230	32,872
DENTSPLY SIRONA, Inc.	112	6,536
Edwards Lifesciences Corp. (a)	44	8,129
Globus Medical, Inc. Class A (a)	28	1,184
Haemonetics Corp. (a)	17	2,046
Hill-Rom Holdings, Inc.	22	2,302
Hologic, Inc. (a)	85	4,082
ICU Medical, Inc. (a)	7	1,763
IDEXX Laboratories, Inc. (a)	12	3,304
Integer Holdings Corp. (a)	25	2,098
Integra LifeSciences Holdings Corp. (a)	24	1,340
Intuitive Surgical, Inc. (a)	25	13,114
Invacare Corp. (b)	98	509
LivaNova PLC (a)	16	1,151
Masimo Corp. (a)	16	2,381
Medtronic PLC	671	65,349
Meridian Bioscience, Inc.	46	546
Merit Medical Systems, Inc. (a)	18	1,072
Natus Medical, Inc. (a)	27	694
Neogen Corp. (a)	12	745
NuVasive, Inc. (a)	25	1,463
ResMed, Inc.	34	4,149
STERIS PLC (a)	27	4,020
Stryker Corp.	96	19,736
Surmodics, Inc. (a)	5	216
Teleflex, Inc.	7	2,318
Varex Imaging Corp. (a)	23	705
Varian Medical Systems, Inc. (a)	35	4,764
West Pharmaceutical Services, Inc.	17	2,128

See accompanying notes to financial statements.
60

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	80	$ 9,419
		306,831
HEALTH CARE PROVIDERS & SERVICES — 4.5%
Acadia Healthcare Co., Inc. (a) (b)	80	2,796
Amedisys, Inc. (a)	9	1,093
AmerisourceBergen Corp.	467	39,816
AMN Healthcare Services, Inc. (a)	35	1,899
Anthem, Inc.	192	54,184
Cardinal Health, Inc.	868	40,883
Centene Corp. (a)	483	25,328
Chemed Corp.	4	1,443
Cigna Corp.	285	44,902
Community Health Systems, Inc. (a) (b)	407	1,087
CorVel Corp. (a)	8	696
Covetrus, Inc. (a) (b)	12	293
Cross Country Healthcare, Inc. (a)	133	1,248
CVS Health Corp.	3,854	210,004
DaVita, Inc. (a)	373	20,985
Diplomat Pharmacy, Inc. (a) (b)	159	968
Encompass Health Corp.	60	3,802
Ensign Group, Inc.	20	1,138
HCA Healthcare, Inc.	248	33,522
Henry Schein, Inc. (a)	140	9,786
Humana, Inc.	116	30,775
Laboratory Corp. of America Holdings (a)	84	14,524
LHC Group, Inc. (a)	13	1,555
Magellan Health, Inc. (a)	71	5,270
McKesson Corp.	564	75,796
MEDNAX, Inc. (a)	259	6,535
Molina Healthcare, Inc. (a)	63	9,018
Owens & Minor, Inc. (b)	277	886
Patterson Cos., Inc. (b)	232	5,313
Providence Service Corp. (a)	26	1,491
Quest Diagnostics, Inc.	117	11,912
Select Medical Holdings Corp. (a)	319	5,062
Tenet Healthcare Corp. (a)	233	4,814
Tivity Health, Inc. (a) (b)	77	1,266
UnitedHealth Group, Inc.	587	143,234
Universal Health Services, Inc. Class B	72	9,388
WellCare Health Plans, Inc. (a)	38	10,833
		833,545
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	145	1,686
Cerner Corp.	158	11,581
Computer Programs & Systems, Inc.	9	250
HMS Holdings Corp. (a)	40	1,296
Medidata Solutions, Inc. (a)	19	1,720
NextGen Healthcare, Inc. (a)	30	597
Omnicell, Inc. (a)	12	1,032
		18,162
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc.	20	879
Boyd Gaming Corp.	80	2,155
Security Description	Shares	Value
Brinker International, Inc. (b)	54	$ 2,125
Caesars Entertainment Corp. (a) (b)	681	8,049
Carnival Corp.	1,192	55,488
Cheesecake Factory, Inc. (b)	47	2,055
Chipotle Mexican Grill, Inc. (a)	8	5,863
Churchill Downs, Inc. (b)	17	1,956
Cracker Barrel Old Country Store, Inc. (b)	18	3,073
Darden Restaurants, Inc.	62	7,547
Dave & Buster's Entertainment, Inc. (b)	41	1,659
Dine Brands Global, Inc. (b)	16	1,528
Domino's Pizza, Inc.	11	3,061
Dunkin' Brands Group, Inc.	26	2,071
Eldorado Resorts, Inc. (a) (b)	32	1,474
Fiesta Restaurant Group, Inc. (a)	93	1,222
Hilton Worldwide Holdings, Inc.	90	8,797
International Speedway Corp. Class A	69	3,097
Jack in the Box, Inc.	12	977
Marriott International, Inc. Class A	118	16,554
Marriott Vacations Worldwide Corp.	26	2,506
McDonald's Corp.	243	50,461
MGM Resorts International	525	14,999
Monarch Casino & Resort, Inc. (a)	12	513
Norwegian Cruise Line Holdings, Ltd. (a)	190	10,190
Papa John's International, Inc. (b)	20	894
Penn National Gaming, Inc. (a)	119	2,292
Red Robin Gourmet Burgers, Inc. (a)	39	1,192
Royal Caribbean Cruises, Ltd.	176	21,333
Ruth's Hospitality Group, Inc.	13	295
Scientific Games Corp. Class A (a) (b)	164	3,251
Six Flags Entertainment Corp.	74	3,676
Starbucks Corp.	446	37,388
Texas Roadhouse, Inc.	29	1,557
Wendy's Co.	113	2,213
Wyndham Destinations, Inc.	278	12,204
Wyndham Hotels & Resorts, Inc.	30	1,672
Wynn Resorts, Ltd.	57	7,068
Yum! Brands, Inc.	113	12,506
		315,840
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	8	1,260
D.R. Horton, Inc.	315	13,586
Ethan Allen Interiors, Inc.	39	821
Garmin, Ltd.	91	7,262
Helen of Troy, Ltd. (a)	15	1,959
Installed Building Products, Inc. (a)	23	1,362
iRobot Corp. (a)	12	1,100
KB Home	141	3,628
La-Z-Boy, Inc.	54	1,656
Leggett & Platt, Inc.	109	4,182
Lennar Corp. Class A	295	14,296
LGI Homes, Inc. (a) (b)	17	1,214
M/I Homes, Inc. (a)	60	1,712
MDC Holdings, Inc.	138	4,524
Meritage Homes Corp. (a)	106	5,442
Mohawk Industries, Inc. (a)	88	12,977

See accompanying notes to financial statements.
61

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Newell Brands, Inc. (b)	1,149	$ 17,718
NVR, Inc. (a)	2	6,741
PulteGroup, Inc.	367	11,605
Tempur Sealy International, Inc. (a)	35	2,568
Toll Brothers, Inc.	192	7,031
TopBuild Corp. (a)	25	2,069
TRI Pointe Group, Inc. (a)	170	2,035
Tupperware Brands Corp.	144	2,740
Universal Electronics, Inc. (a)	16	656
Whirlpool Corp.	187	26,621
William Lyon Homes Class A (a)	64	1,167
		157,932
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. Class A (a)	34	838
Church & Dwight Co., Inc.	76	5,552
Clorox Co.	47	7,196
Colgate-Palmolive Co.	286	20,498
Energizer Holdings, Inc. (b)	26	1,005
Kimberly-Clark Corp.	170	22,657
Procter & Gamble Co.	918	100,659
WD-40 Co. (b)	4	636
		159,041
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	774	12,972
NRG Energy, Inc.	139	4,882
		17,854
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	227	39,348
Carlisle Cos., Inc.	33	4,634
General Electric Co.	8,086	84,903
Honeywell International, Inc.	307	53,599
Roper Technologies, Inc.	25	9,156
		191,640
INSURANCE — 5.3%
Aflac, Inc.	876	48,014
Alleghany Corp. (a)	14	9,536
Allstate Corp.	476	48,404
Ambac Financial Group, Inc. (a)	135	2,275
American Equity Investment Life Holding Co.	254	6,899
American Financial Group, Inc.	98	10,042
American International Group, Inc.	1,249	66,547
AMERISAFE, Inc.	16	1,020
Aon PLC	75	14,473
Arthur J Gallagher & Co.	92	8,058
Assurant, Inc.	72	7,659
Brighthouse Financial, Inc. (a)	336	12,328
Brown & Brown, Inc.	136	4,556
Chubb, Ltd.	425	62,598
Cincinnati Financial Corp.	131	13,581
CNO Financial Group, Inc.	462	7,706
eHealth, Inc. (a)	8	689
Employers Holdings, Inc.	30	1,268
Security Description	Shares	Value
Everest Re Group, Ltd.	48	$ 11,865
First American Financial Corp.	127	6,820
Genworth Financial, Inc. Class A (a)	1,405	5,213
Hanover Insurance Group, Inc.	44	5,645
Hartford Financial Services Group, Inc.	421	23,458
HCI Group, Inc.	10	405
Horace Mann Educators Corp.	58	2,337
James River Group Holdings, Ltd.	52	2,439
Kemper Corp.	35	3,020
Lincoln National Corp.	603	38,863
Loews Corp.	796	43,517
Marsh & McLennan Cos., Inc.	169	16,858
Mercury General Corp.	77	4,812
MetLife, Inc.	2,828	140,467
Old Republic International Corp.	399	8,930
Primerica, Inc.	26	3,119
Principal Financial Group, Inc.	776	44,946
ProAssurance Corp.	44	1,589
Progressive Corp.	340	27,176
Prudential Financial, Inc.	1,207	121,907
Reinsurance Group of America, Inc.	186	29,022
RenaissanceRe Holdings, Ltd.	38	6,764
RLI Corp.	24	2,057
Safety Insurance Group, Inc.	13	1,237
Selective Insurance Group, Inc.	48	3,595
Stewart Information Services Corp.	45	1,822
Third Point Reinsurance, Ltd. (a)	245	2,528
Torchmark Corp.	118	10,556
Travelers Cos., Inc.	308	46,052
United Fire Group, Inc.	38	1,841
Universal Insurance Holdings, Inc.	35	976
Unum Group	635	21,304
Willis Towers Watson PLC	54	10,343
WR Berkley Corp.	135	8,901
		986,037
INTERACTIVE MEDIA & SERVICES — 2.0%
Alphabet, Inc. Class A (a)	96	103,949
Alphabet, Inc. Class C (a)	98	105,929
Cars.com, Inc. (a) (b)	81	1,597
Facebook, Inc. Class A (a)	812	156,716
QuinStreet, Inc. (a)	56	888
TripAdvisor, Inc. (a)	46	2,129
Twitter, Inc. (a)	232	8,097
Yelp, Inc. (a)	38	1,299
		380,604
INTERNET & DIRECT MARKETING RETAIL — 1.3%
Amazon.com, Inc. (a)	89	168,533
Booking Holdings, Inc. (a)	15	28,120
eBay, Inc.	636	25,122
Expedia Group, Inc.	89	11,840
Liquidity Services, Inc. (a)	16	97
PetMed Express, Inc. (b)	31	486
Shutterfly, Inc. (a)	27	1,365

See accompanying notes to financial statements.
62

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Stamps.com, Inc. (a)	7	$ 317
		235,880
IT SERVICES — 2.5%
Accenture PLC Class A	234	43,236
Akamai Technologies, Inc. (a)	80	6,411
Alliance Data Systems Corp.	65	9,108
Automatic Data Processing, Inc.	98	16,202
Broadridge Financial Solutions, Inc.	31	3,958
CACI International, Inc. Class A (a)	24	4,910
Cardtronics PLC Class A (a)	46	1,257
Cognizant Technology Solutions Corp. Class A	226	14,326
CoreLogic, Inc. (a)	56	2,342
CSG Systems International, Inc.	19	928
DXC Technology Co.	249	13,732
EVERTEC, Inc.	24	785
ExlService Holdings, Inc. (a)	17	1,124
Fidelity National Information Services, Inc.	118	14,476
Fiserv, Inc. (a) (b)	135	12,307
FleetCor Technologies, Inc. (a)	26	7,302
Gartner, Inc. (a)	22	3,541
Global Payments, Inc.	23	3,683
International Business Machines Corp.	916	126,316
Jack Henry & Associates, Inc.	18	2,411
KBR, Inc.	198	4,938
Leidos Holdings, Inc.	110	8,784
LiveRamp Holdings, Inc. (a)	37	1,794
ManTech International Corp. Class A	38	2,502
Mastercard, Inc. Class A	118	31,215
MAXIMUS, Inc.	32	2,321
NIC, Inc.	27	433
Paychex, Inc.	108	8,887
PayPal Holdings, Inc. (a)	260	29,760
Perficient, Inc. (a)	24	824
Perspecta, Inc.	416	9,739
Sabre Corp.	203	4,507
Science Applications International Corp.	30	2,597
Sykes Enterprises, Inc. (a)	56	1,538
Total System Services, Inc.	56	7,183
TTEC Holdings, Inc.	42	1,957
Unisys Corp. (a) (b)	152	1,477
VeriSign, Inc. (a)	23	4,811
Virtusa Corp. (a)	12	533
Visa, Inc. Class A	229	39,743
Western Union Co. (b)	401	7,976
WEX, Inc. (a)	12	2,497
		464,371
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	60	2,753
Callaway Golf Co.	42	721
Hasbro, Inc.	72	7,609
Mattel, Inc. (a) (b)	321	3,599
Polaris Industries, Inc.	53	4,835
Sturm Ruger & Co., Inc. (b)	9	490
Security Description	Shares	Value
Vista Outdoor, Inc. (a)	162	$ 1,439
		21,446
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	76	5,675
Bio-Rad Laboratories, Inc. Class A (a)	15	4,689
Bio-Techne Corp.	6	1,251
Cambrex Corp. (a)	16	749
Charles River Laboratories International, Inc. (a)	23	3,264
Illumina, Inc. (a)	34	12,517
IQVIA Holdings, Inc. (a)	66	10,619
Luminex Corp.	29	599
Mettler-Toledo International, Inc. (a)	6	5,040
PerkinElmer, Inc.	24	2,312
PRA Health Sciences, Inc. (a)	22	2,181
Syneos Health, Inc. (a)	63	3,219
Thermo Fisher Scientific, Inc.	86	25,256
Waters Corp. (a)	26	5,596
		82,967
MACHINERY — 1.7%
Actuant Corp. Class A	36	893
AGCO Corp.	94	7,292
Albany International Corp. Class A	12	995
Astec Industries, Inc.	35	1,140
Barnes Group, Inc.	27	1,521
Briggs & Stratton Corp.	60	614
Caterpillar, Inc.	334	45,521
Chart Industries, Inc. (a)	18	1,384
CIRCOR International, Inc. (a)	16	736
Colfax Corp. (a) (b)	136	3,812
Crane Co.	29	2,420
Cummins, Inc.	135	23,131
Deere & Co.	158	26,182
Donaldson Co., Inc.	54	2,746
Dover Corp.	87	8,717
EnPro Industries, Inc.	17	1,085
ESCO Technologies, Inc.	12	991
Federal Signal Corp.	35	936
Flowserve Corp.	80	4,215
Fortive Corp.	98	7,989
Franklin Electric Co., Inc.	26	1,235
Graco, Inc.	40	2,007
Greenbrier Cos., Inc.	86	2,614
Harsco Corp. (a)	47	1,290
Hillenbrand, Inc.	38	1,504
IDEX Corp.	21	3,615
Illinois Tool Works, Inc.	150	22,621
Ingersoll-Rand PLC	150	19,001
ITT, Inc.	52	3,405
John Bean Technologies Corp.	8	969
Kennametal, Inc.	48	1,776
Lincoln Electric Holdings, Inc.	31	2,552
Lindsay Corp. (b)	6	493
Lydall, Inc. (a)	35	707
Mueller Industries, Inc.	69	2,020

See accompanying notes to financial statements.
63

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Nordson Corp.	17	$ 2,402
Oshkosh Corp.	60	5,009
PACCAR, Inc.	331	23,719
Parker-Hannifin Corp.	80	13,601
Pentair PLC	147	5,468
Proto Labs, Inc. (a)	9	1,044
Snap-on, Inc. (b)	39	6,460
SPX Corp. (a)	35	1,156
SPX FLOW, Inc. (a)	34	1,423
Standex International Corp.	6	439
Stanley Black & Decker, Inc.	90	13,015
Tennant Co.	8	490
Terex Corp.	65	2,041
Timken Co.	71	3,645
Titan International, Inc.	261	1,276
Toro Co.	34	2,275
Trinity Industries, Inc.	394	8,176
Wabash National Corp.	185	3,010
Wabtec Corp. (b)	45	3,229
Watts Water Technologies, Inc. Class A	16	1,491
Woodward, Inc.	22	2,490
Xylem, Inc.	48	4,015
		314,003
MARINE — 0.0% (d)
Kirby Corp. (a)	59	4,661
Matson, Inc.	62	2,409
		7,070
MEDIA — 2.0%
AMC Networks, Inc. Class A (a) (b)	72	3,923
Cable One, Inc.	2	2,342
CBS Corp. Class B	299	14,920
Charter Communications, Inc. Class A (a)	203	80,222
Comcast Corp. Class A	3,921	165,780
Discovery, Inc. Class A (a)	135	4,145
Discovery, Inc. Class C (a)	311	8,848
DISH Network Corp. Class A (a)	678	26,042
EW Scripps Co. Class A	81	1,238
Fox Corp. Class A	45	1,649
Fox Corp. Class B	22	804
Gannett Co., Inc.	398	3,248
Interpublic Group of Cos., Inc.	415	9,375
John Wiley & Sons, Inc. Class A	71	3,256
Meredith Corp. (b)	56	3,083
New Media Investment Group, Inc.	197	1,860
New York Times Co. Class A	47	1,533
News Corp. Class A	554	7,473
News Corp. Class B	193	2,694
Omnicom Group, Inc. (b)	211	17,291
Scholastic Corp.	41	1,363
TEGNA, Inc.	311	4,712
		365,801
METALS & MINING — 0.6%
AK Steel Holding Corp. (a) (b)	902	2,138
Allegheny Technologies, Inc. (a) (b)	85	2,142
Security Description	Shares	Value
Carpenter Technology Corp.	44	$ 2,111
Century Aluminum Co. (a)	116	802
Commercial Metals Co.	198	3,534
Compass Minerals International, Inc. (b)	31	1,703
Freeport-McMoRan, Inc.	1,691	19,633
Haynes International, Inc.	15	477
Kaiser Aluminum Corp.	13	1,269
Materion Corp.	16	1,085
Newmont Goldcorp Corp.	503	19,350
Nucor Corp.	356	19,616
Olympic Steel, Inc.	31	423
Reliance Steel & Aluminum Co.	101	9,557
Royal Gold, Inc.	29	2,972
Steel Dynamics, Inc.	268	8,094
SunCoke Energy, Inc. (a)	123	1,092
TimkenSteel Corp. (a) (b)	79	642
United States Steel Corp. (b)	511	7,823
Worthington Industries, Inc.	114	4,590
		109,053
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	409	7,521
ARMOUR Residential REIT, Inc. (b)	168	3,132
Capstead Mortgage Corp. REIT	253	2,113
Invesco Mortgage Capital, Inc. REIT	150	2,418
New York Mortgage Trust, Inc. REIT	420	2,604
PennyMac Mortgage Investment Trust REIT (b)	99	2,161
Redwood Trust, Inc. REIT	113	1,868
		21,817
MULTI-UTILITIES — 1.1%
Ameren Corp.	184	13,820
Avista Corp.	84	3,746
Black Hills Corp.	46	3,596
CenterPoint Energy, Inc.	432	12,368
CMS Energy Corp.	165	9,555
Consolidated Edison, Inc.	298	26,129
Dominion Energy, Inc.	493	38,119
DTE Energy Co.	156	19,949
MDU Resources Group, Inc.	186	4,799
NiSource, Inc.	229	6,595
NorthWestern Corp.	52	3,752
Public Service Enterprise Group, Inc.	436	25,646
Sempra Energy	159	21,853
WEC Energy Group, Inc.	184	15,340
		205,267
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	142	4,063
Dillard's, Inc. Class A (b)	54	3,363
Dollar General Corp.	123	16,625
Dollar Tree, Inc. (a)	138	14,820
JC Penney Co., Inc. (a) (b)	940	1,071
Kohl's Corp.	238	11,317

See accompanying notes to financial statements.
64

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Macy's, Inc.	908	$ 19,486
Nordstrom, Inc. (b)	322	10,259
Ollie's Bargain Outlet Holdings, Inc. (a)	26	2,265
Target Corp.	750	64,957
		148,226
OIL, GAS & CONSUMABLE FUELS — 7.0%
Anadarko Petroleum Corp.	431	30,411
Apache Corp.	423	12,254
Bonanza Creek Energy, Inc. (a)	55	1,148
Cabot Oil & Gas Corp.	105	2,411
Callon Petroleum Co. (a) (b)	328	2,162
Carrizo Oil & Gas, Inc. (a) (b)	252	2,525
Chesapeake Energy Corp. (a) (b)	3,086	6,018
Chevron Corp.	1,965	244,525
Cimarex Energy Co.	77	4,568
CNX Resources Corp. (a)	585	4,276
Concho Resources, Inc.	123	12,691
ConocoPhillips	850	51,850
CONSOL Energy, Inc. (a)	79	2,102
Denbury Resources, Inc. (a) (b)	1,176	1,458
Devon Energy Corp.	630	17,968
Diamondback Energy, Inc.	52	5,666
EOG Resources, Inc.	288	26,830
EQT Corp.	753	11,905
Equitrans Midstream Corp. (b)	238	4,691
Exxon Mobil Corp.	4,379	335,563
Green Plains, Inc.	109	1,175
Gulfport Energy Corp. (a)	442	2,170
Hess Corp.	190	12,078
HollyFrontier Corp.	464	21,474
Kinder Morgan, Inc.	2,273	47,460
Laredo Petroleum, Inc. (a)	449	1,302
Marathon Oil Corp.	946	13,443
Marathon Petroleum Corp.	968	54,092
Matador Resources Co. (a)	120	2,386
Murphy Oil Corp. (b)	234	5,768
Noble Energy, Inc.	417	9,341
Oasis Petroleum, Inc. (a)	798	4,533
Occidental Petroleum Corp.	696	34,995
ONEOK, Inc.	173	11,904
Par Pacific Holdings, Inc. (a)	122	2,503
PBF Energy, Inc. Class A	336	10,517
PDC Energy, Inc. (a)	78	2,813
Penn Virginia Corp. (a)	40	1,227
Phillips 66	1,248	116,738
Pioneer Natural Resources Co.	71	10,924
QEP Resources, Inc. (a)	737	5,329
Range Resources Corp. (b)	614	4,286
Renewable Energy Group, Inc. (a) (b)	111	1,760
REX American Resources Corp. (a)	8	583
SM Energy Co.	290	3,631
Southwestern Energy Co. (a) (b)	1,647	5,205
SRC Energy, Inc. (a)	349	1,731
Unit Corp. (a)	153	1,360
Valero Energy Corp.	1,231	105,386
Security Description	Shares	Value
Whiting Petroleum Corp. (a) (b)	269	$ 5,025
Williams Cos., Inc.	706	19,796
World Fuel Services Corp.	190	6,832
WPX Energy, Inc. (a)	341	3,925
		1,312,714
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	125	3,514
Clearwater Paper Corp. (a)	45	832
Domtar Corp.	177	7,882
Louisiana-Pacific Corp.	99	2,596
Mercer International, Inc.	127	1,964
Neenah, Inc.	13	878
PH Glatfelter Co.	101	1,705
Schweitzer-Mauduit International, Inc.	39	1,294
		20,665
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,243	4,823
Coty, Inc. Class A	841	11,270
Edgewell Personal Care Co. (a)	56	1,509
Estee Lauder Cos., Inc. Class A	74	13,550
Inter Parfums, Inc.	14	931
Medifast, Inc. (b)	4	513
Nu Skin Enterprises, Inc. Class A	38	1,874
		34,470
PHARMACEUTICALS — 2.8%
Akorn, Inc. (a)	306	1,576
Allergan PLC	366	61,279
Bristol-Myers Squibb Co.	1,005	45,577
Catalent, Inc. (a)	47	2,548
Eli Lilly & Co.	276	30,578
Endo International PLC (a)	560	2,307
Innoviva, Inc. (a)	80	1,165
Johnson & Johnson	1,051	146,383
Lannett Co., Inc. (a) (b)	98	594
Mallinckrodt PLC (a) (b)	234	2,148
Merck & Co., Inc.	946	79,322
Mylan NV (a)	601	11,443
Nektar Therapeutics (a) (b)	63	2,242
Perrigo Co. PLC	146	6,952
Pfizer, Inc.	2,597	112,502
Prestige Consumer Healthcare, Inc. (a) (b)	53	1,679
Zoetis, Inc.	69	7,831
		516,126
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	29	1,757
Equifax, Inc.	40	5,410
Exponent, Inc.	12	702
Forrester Research, Inc.	9	423
FTI Consulting, Inc. (a)	39	3,270
Heidrick & Struggles International, Inc.	19	569
IHS Markit, Ltd. (a)	150	9,558
Insperity, Inc.	18	2,199
Kelly Services, Inc. Class A	87	2,279
Korn Ferry	30	1,202

See accompanying notes to financial statements.
65

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
ManpowerGroup, Inc.	178	$ 17,195
Navigant Consulting, Inc.	62	1,438
Nielsen Holdings PLC	415	9,379
Resources Connection, Inc.	33	528
Robert Half International, Inc.	72	4,105
TrueBlue, Inc. (a)	118	2,603
Verisk Analytics, Inc.	53	7,762
WageWorks, Inc. (a)	39	1,981
		72,360
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	269	13,800
HFF, Inc. Class A	25	1,137
Jones Lang LaSalle, Inc.	53	7,457
Realogy Holdings Corp. (b)	335	2,425
		24,819
ROAD & RAIL — 0.8%
ArcBest Corp.	69	1,940
Avis Budget Group, Inc. (a)	188	6,610
CSX Corp.	327	25,300
Genesee & Wyoming, Inc. Class A (a)	62	6,200
Heartland Express, Inc.	54	976
JB Hunt Transport Services, Inc.	65	5,942
Kansas City Southern	48	5,847
Knight-Swift Transportation Holdings, Inc. (b)	146	4,795
Landstar System, Inc.	13	1,404
Marten Transport, Ltd.	56	1,016
Norfolk Southern Corp.	125	24,916
Old Dominion Freight Line, Inc.	31	4,627
Ryder System, Inc.	150	8,745
Saia, Inc. (a)	17	1,099
Union Pacific Corp.	304	51,410
Werner Enterprises, Inc.	130	4,040
		154,867
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Energy Industries, Inc. (a)	23	1,294
Advanced Micro Devices, Inc. (a)	117	3,553
Analog Devices, Inc.	122	13,770
Applied Materials, Inc.	552	24,790
Broadcom, Inc.	134	38,573
Brooks Automation, Inc.	24	930
Cabot Microelectronics Corp.	9	991
CEVA, Inc. (a)	15	365
Cirrus Logic, Inc. (a)	61	2,666
Cohu, Inc.	31	478
Cree, Inc. (a)	38	2,135
Cypress Semiconductor Corp.	219	4,871
Diodes, Inc. (a)	39	1,418
DSP Group, Inc. (a)	43	618
First Solar, Inc. (a)	81	5,320
Intel Corp.	2,618	125,324
KLA-Tencor Corp.	53	6,265
Security Description	Shares	Value
Kopin Corp. (a) (b)	77	$ 84
Kulicke & Soffa Industries, Inc.	63	1,421
Lam Research Corp.	94	17,657
Maxim Integrated Products, Inc.	116	6,939
Microchip Technology, Inc. (b)	87	7,543
Micron Technology, Inc. (a)	1,611	62,169
MKS Instruments, Inc.	34	2,648
Monolithic Power Systems, Inc.	6	815
Nanometrics, Inc. (a)	19	660
NVIDIA Corp.	80	13,138
Photronics, Inc. (a)	97	795
Power Integrations, Inc.	20	1,604
Qorvo, Inc. (a)	74	4,929
QUALCOMM, Inc.	907	68,996
Rambus, Inc. (a)	81	975
Rudolph Technologies, Inc. (a)	38	1,050
Semtech Corp. (a)	22	1,057
Silicon Laboratories, Inc. (a)	22	2,275
Skyworks Solutions, Inc.	101	7,804
SolarEdge Technologies, Inc. (a)	27	1,686
Synaptics, Inc. (a) (b)	35	1,020
Teradyne, Inc.	87	4,168
Texas Instruments, Inc.	315	36,149
Ultra Clean Holdings, Inc. (a)	116	1,615
Universal Display Corp. (b)	6	1,128
Veeco Instruments, Inc. (a)	91	1,112
Versum Materials, Inc.	26	1,341
Xilinx, Inc.	33	3,891
Xperi Corp.	77	1,586
		489,616
SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	56	1,923
Adobe, Inc. (a)	105	30,938
Agilysys, Inc. (a)	20	429
ANSYS, Inc. (a)	23	4,711
Autodesk, Inc. (a)	30	4,887
Blackbaud, Inc.	13	1,086
Bottomline Technologies DE, Inc. (a)	12	531
Cadence Design Systems, Inc. (a)	61	4,319
CDK Global, Inc.	40	1,978
Citrix Systems, Inc.	39	3,828
CommVault Systems, Inc. (a)	16	794
Ebix, Inc. (b)	12	603
Fair Isaac Corp. (a)	5	1,570
Fortinet, Inc. (a)	39	2,996
Intuit, Inc.	35	9,147
j2 Global, Inc. (b)	29	2,578
LivePerson, Inc. (a)	13	365
LogMeIn, Inc.	26	1,916
Manhattan Associates, Inc. (a)	22	1,525
Microsoft Corp.	1,717	230,009
MicroStrategy, Inc. Class A (a)	7	1,003
Monotype Imaging Holdings, Inc.	35	589
OneSpan, Inc. (a)	53	751
Oracle Corp.	1,418	80,784

See accompanying notes to financial statements.
66

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Progress Software Corp.	12	$ 523
PTC, Inc. (a)	26	2,334
Qualys, Inc. (a)	14	1,219
Red Hat, Inc. (a)	42	7,886
salesforce.com, Inc. (a)	165	25,035
Symantec Corp.	308	6,702
Synopsys, Inc. (a)	48	6,177
Teradata Corp. (a)	45	1,613
TiVo Corp.	99	730
Tyler Technologies, Inc. (a)	8	1,728
		443,207
SPECIALTY RETAIL — 2.1%
Aaron's, Inc.	65	3,992
Abercrombie & Fitch Co. Class A	95	1,524
Advance Auto Parts, Inc.	36	5,549
American Eagle Outfitters, Inc.	172	2,907
Asbury Automotive Group, Inc. (a)	58	4,892
Ascena Retail Group, Inc. (a)	485	296
AutoNation, Inc. (a)	169	7,088
AutoZone, Inc. (a)	12	13,194
Barnes & Noble Education, Inc. (a)	98	329
Barnes & Noble, Inc.	163	1,090
Bed Bath & Beyond, Inc. (b)	394	4,578
Best Buy Co., Inc.	341	23,778
Buckle, Inc. (b)	53	917
Caleres, Inc.	61	1,215
CarMax, Inc. (a) (b)	143	12,417
Cato Corp. Class A	46	567
Chico's FAS, Inc.	202	681
Children's Place, Inc. (b)	10	954
Conn's, Inc. (a)	72	1,283
Designer Brands, Inc. Class A (b)	99	1,898
Dick's Sporting Goods, Inc. (b)	215	7,445
Express, Inc. (a)	208	568
Five Below, Inc. (a)	13	1,560
Foot Locker, Inc.	133	5,575
GameStop Corp. Class A (b)	286	1,564
Gap, Inc. (b)	671	12,058
Genesco, Inc. (a)	56	2,368
Group 1 Automotive, Inc.	53	4,340
Guess?, Inc. (b)	159	2,568
Haverty Furniture Cos., Inc.	53	903
Hibbett Sports, Inc. (a)	23	419
Home Depot, Inc.	436	90,675
Kirkland's, Inc. (a) (b)	30	68
L Brands, Inc.	665	17,356
Lithia Motors, Inc. Class A (b)	66	7,839
Lowe's Cos., Inc.	398	40,162
Lumber Liquidators Holdings, Inc. (a) (b)	110	1,271
MarineMax, Inc. (a)	38	625
Michaels Cos., Inc. (a) (b)	331	2,880
Monro, Inc. (b)	16	1,365
Murphy USA, Inc. (a)	83	6,974
Office Depot, Inc.	1,557	3,207
O'Reilly Automotive, Inc. (a)	28	10,341
Security Description	Shares	Value
Rent-A-Center, Inc. (a)	64	$ 1,704
RH (a) (b)	18	2,081
Ross Stores, Inc.	124	12,291
Sally Beauty Holdings, Inc. (a) (b)	170	2,268
Shoe Carnival, Inc. (b)	29	800
Signet Jewelers, Ltd. (b)	146	2,610
Sleep Number Corp. (a)	27	1,091
Sonic Automotive, Inc. Class A (b)	74	1,728
Tailored Brands, Inc. (b)	140	808
Tiffany & Co. (b)	50	4,682
TJX Cos., Inc.	489	25,858
Tractor Supply Co.	51	5,549
Ulta Salon Cosmetics & Fragrance, Inc. (a)	21	7,285
Urban Outfitters, Inc. (a)	108	2,457
Vitamin Shoppe, Inc. (a) (b)	30	118
Williams-Sonoma, Inc. (b)	92	5,980
Zumiez, Inc. (a)	23	600
		389,190
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	2,053	406,330
Diebold Nixdorf, Inc. (a) (b)	258	2,363
Electronics For Imaging, Inc. (a)	37	1,366
Hewlett Packard Enterprise Co.	3,973	59,396
HP, Inc.	2,204	45,821
NCR Corp. (a) (b)	173	5,380
NetApp, Inc.	85	5,245
Seagate Technology PLC	368	17,340
Western Digital Corp.	859	40,846
Xerox Corp.	590	20,892
		604,979
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	157	5,445
Carter's, Inc.	27	2,634
Crocs, Inc. (a)	32	632
Deckers Outdoor Corp. (a)	15	2,639
Fossil Group, Inc. (a)	128	1,472
G-III Apparel Group, Ltd. (a)	45	1,324
Hanesbrands, Inc.	305	5,252
Kontoor Brands, Inc. (a)	19	532
Movado Group, Inc.	19	513
NIKE, Inc. Class B	388	32,573
Oxford Industries, Inc.	14	1,061
PVH Corp.	65	6,152
Ralph Lauren Corp.	54	6,134
Skechers U.S.A., Inc. Class A (a)	125	3,936
Steven Madden, Ltd.	55	1,867
Tapestry, Inc.	269	8,535
Under Armour, Inc. Class A (a) (b)	63	1,597
Under Armour, Inc. Class C (a)	63	1,399
Unifi, Inc. (a)	19	345
VF Corp.	136	11,880
Wolverine World Wide, Inc.	64	1,762
		97,684

See accompanying notes to financial statements.
67

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a) (b)	40	$ 1,090
Dime Community Bancshares, Inc.	63	1,196
Flagstar Bancorp, Inc.	85	2,817
HomeStreet, Inc. (a)	53	1,571
Meta Financial Group, Inc.	52	1,459
New York Community Bancorp, Inc. (b)	671	6,697
NMI Holdings, Inc. Class A (a)	38	1,079
Northwest Bancshares, Inc.	100	1,761
Oritani Financial Corp.	46	816
Provident Financial Services, Inc.	98	2,376
TrustCo Bank Corp. NY	174	1,378
Walker & Dunlop, Inc.	33	1,756
Washington Federal, Inc.	103	3,598
		27,594
TOBACCO — 0.7%
Altria Group, Inc.	1,405	66,527
Philip Morris International, Inc.	904	70,991
Universal Corp.	36	2,188
		139,706
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	26	1,600
DXP Enterprises, Inc. (a)	31	1,175
Fastenal Co.	188	6,127
GATX Corp.	53	4,202
Kaman Corp.	25	1,592
MSC Industrial Direct Co., Inc. Class A	38	2,822
NOW, Inc. (a)	127	1,875
United Rentals, Inc. (a)	115	15,252
Veritiv Corp. (a)	16	311
W.W. Grainger, Inc.	26	6,974
Watsco, Inc.	27	4,415
		46,345
WATER UTILITIES — 0.1%
American States Water Co.	12	903
American Water Works Co., Inc.	71	8,236
Aqua America, Inc.	79	3,268
California Water Service Group	16	810
		13,217
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	50	752
Telephone & Data Systems, Inc.	260	7,903
		8,655
TOTAL COMMON STOCKS (Cost $19,478,955)		18,662,508
Security Description	Shares	Value
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e) (Cost $28)	65	$ 34
TOTAL RIGHTS (Cost $28)		34
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	27,124	27,124
State Street Navigator Securities Lending Portfolio III (c) (h)	36,403	36,403
TOTAL SHORT-TERM INVESTMENTS (Cost $63,527)		63,527
TOTAL INVESTMENTS — 100.1% (Cost $19,542,510)		18,726,069
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(19,804)
NET ASSETS — 100.0%		$ 18,706,265
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $34, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
68

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,662,508	$—	$—	$18,662,508
Rights	—	34	—	34
Short-Term Investments	63,527	—	—	63,527
TOTAL INVESTMENTS	$18,726,035	$34	$—	$18,726,069
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	190	$17,687	$ 38,408	$ 10,576	$(1,866)	$(13,100)	545	$30,553	$ 674
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,982	3,982	1,151,766	1,128,624	—	—	27,124	27,124	500
State Street Navigator Securities Lending Government Money Market Portfolio	56,359	56,359	609,133	665,492	—	—	—	—	848
State Street Navigator Securities Lending Portfolio III	—	—	123,108	86,705	—	—	36,403	36,403	117
Total		$78,028	$1,922,415	$1,891,397	$(1,866)	$(13,100)		$94,080	$2,139
See accompanying notes to financial statements.
69

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	3	$ 110
Aerojet Rocketdyne Holdings, Inc. (a) (b)	219	9,805
Aerovironment, Inc. (a)	78	4,428
Arconic, Inc.	645	16,654
Axon Enterprise, Inc. (a) (b)	215	13,805
Boeing Co.	1,137	413,879
Cubic Corp.	14	903
Curtiss-Wright Corp.	20	2,543
General Dynamics Corp.	77	14,000
Huntington Ingalls Industries, Inc.	19	4,270
L3 Technologies, Inc.	112	27,459
L3Harris Technologies, Inc.	144	27,235
Lockheed Martin Corp.	208	75,616
Mercury Systems, Inc. (a)	178	12,522
Moog, Inc. Class A	42	3,932
Northrop Grumman Corp.	48	15,509
Raytheon Co.	133	23,126
Teledyne Technologies, Inc. (a)	113	30,947
Textron, Inc.	66	3,501
TransDigm Group, Inc. (a)	169	81,762
United Technologies Corp.	1,297	168,870
		950,876
AIR FREIGHT & LOGISTICS — 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	7	313
C.H. Robinson Worldwide, Inc.	115	9,700
Echo Global Logistics, Inc. (a)	13	271
Expeditors International of Washington, Inc.	437	33,151
FedEx Corp.	23	3,776
Forward Air Corp.	79	4,673
Hub Group, Inc. Class A (a)	55	2,309
United Parcel Service, Inc. Class B	720	74,354
		128,547
AIRLINES — 0.2%
Alaska Air Group, Inc.	58	3,707
Allegiant Travel Co.	1	144
American Airlines Group, Inc.	41	1,337
Delta Air Lines, Inc.	640	36,320
Hawaiian Holdings, Inc. (b)	38	1,042
JetBlue Airways Corp. (a)	87	1,609
SkyWest, Inc.	45	2,730
Southwest Airlines Co.	516	26,202
United Continental Holdings, Inc. (a)	569	49,816
		122,907
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	9	115
Aptiv PLC	171	13,822
BorgWarner, Inc.	19	798
Cooper Tire & Rubber Co.	146	4,606
Cooper-Standard Holdings, Inc. (a)	34	1,558
Dana, Inc.	47	937
Security Description	Shares	Value
Delphi Technologies PLC	8	$ 160
Dorman Products, Inc. (a)	102	8,888
Fox Factory Holding Corp. (a)	141	11,634
Garrett Motion, Inc. (a) (b)	118	1,811
Gentex Corp.	122	3,003
Gentherm, Inc. (a)	90	3,765
LCI Industries (b)	3	270
Standard Motor Products, Inc.	51	2,312
Superior Industries International, Inc.	13	45
		53,724
AUTOMOBILES — 0.1%
Ford Motor Co.	1,103	11,284
General Motors Co.	1,604	61,802
Harley-Davidson, Inc. (b)	30	1,075
Thor Industries, Inc.	30	1,753
Winnebago Industries, Inc. (b)	8	309
		76,223
BANKS — 1.9%
Ameris Bancorp	2	78
Associated Banc-Corp.	47	994
Banc of California, Inc.	62	866
BancorpSouth Bank	74	2,149
Bank of America Corp.	5,841	169,389
Bank of Hawaii Corp.	56	4,643
Bank OZK	11	331
Banner Corp.	26	1,408
BB&T Corp.	359	17,638
Brookline Bancorp, Inc.	38	584
Cathay General Bancorp	35	1,257
Chemical Financial Corp.	7	288
Citigroup, Inc.	1,549	108,476
Citizens Financial Group, Inc.	133	4,703
City Holding Co.	25	1,907
Columbia Banking System, Inc.	21	760
Comerica, Inc.	45	3,269
Commerce Bancshares, Inc.	83	4,952
Community Bank System, Inc.	82	5,399
Cullen/Frost Bankers, Inc.	30	2,810
CVB Financial Corp.	103	2,166
East West Bancorp, Inc.	41	1,918
Fidelity Southern Corp.	77	2,385
Fifth Third Bancorp	72	2,009
First BanCorp	658	7,264
First Commonwealth Financial Corp.	27	364
First Financial Bancorp	27	654
First Financial Bankshares, Inc. (b)	346	10,653
First Horizon National Corp.	30	448
First Midwest Bancorp, Inc.	91	1,863
First Republic Bank	264	25,780
FNB Corp.	93	1,095
Fulton Financial Corp.	112	1,833
Glacier Bancorp, Inc.	168	6,812
Great Western Bancorp, Inc.	6	214
Hancock Whitney Corp.	24	961
Heritage Financial Corp.	93	2,747

See accompanying notes to financial statements.
70

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Huntington Bancshares, Inc.	493	$ 6,813
Independent Bank Corp. (Massachusetts)	67	5,102
International Bancshares Corp.	57	2,149
JPMorgan Chase & Co.	2,157	241,153
KeyCorp	291	5,165
LegacyTexas Financial Group, Inc.	21	855
M&T Bank Corp.	65	11,055
NBT Bancorp, Inc.	95	3,563
OFG Bancorp	161	3,827
Old National Bancorp	128	2,124
PacWest Bancorp	34	1,320
People's United Financial, Inc.	201	3,373
Pinnacle Financial Partners, Inc.	11	632
PNC Financial Services Group, Inc.	128	17,572
Prosperity Bancshares, Inc. (b)	69	4,557
Regions Financial Corp.	96	1,434
S&T Bancorp, Inc.	34	1,274
Seacoast Banking Corp. of Florida (a)	34	865
ServisFirst Bancshares, Inc. (b)	31	1,062
Signature Bank	57	6,888
Simmons First National Corp. Class A	26	605
Sterling Bancorp	104	2,213
SunTrust Banks, Inc.	211	13,261
SVB Financial Group (a)	5	1,123
Synovus Financial Corp.	15	525
TCF Financial Corp.	47	977
Texas Capital Bancshares, Inc. (a)	27	1,657
Tompkins Financial Corp.	18	1,469
Trustmark Corp.	91	3,026
UMB Financial Corp.	25	1,646
Umpqua Holdings Corp.	21	348
United Bankshares, Inc.	163	6,046
United Community Banks, Inc.	45	1,285
US Bancorp	1,275	66,810
Valley National Bancorp	158	1,703
Webster Financial Corp.	26	1,242
Wells Fargo & Co.	3,468	164,106
Westamerica Bancorporation	58	3,573
Wintrust Financial Corp.	6	439
Zions Bancorp NA	53	2,437
		996,341
BEVERAGES — 1.8%
Boston Beer Co., Inc. Class A (a) (b)	29	10,955
Brown-Forman Corp. Class B	110	6,097
Coca-Cola Co.	6,156	313,464
Coca-Cola Consolidated, Inc.	17	5,087
Constellation Brands, Inc. Class A	16	3,151
MGP Ingredients, Inc.	1	67
Molson Coors Brewing Co. Class B	54	3,024
Monster Beverage Corp. (a)	405	25,851
PepsiCo, Inc.	4,101	537,764
		905,460
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	416	30,252
Acorda Therapeutics, Inc. (a)	9	69
Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	441	$ 57,762
Amgen, Inc.	978	180,226
Biogen, Inc. (a)	93	21,750
Celgene Corp. (a)	992	91,700
Emergent BioSolutions, Inc. (a)	38	1,836
Enanta Pharmaceuticals, Inc. (a)	16	1,350
Exelixis, Inc. (a)	593	12,672
Gilead Sciences, Inc.	852	57,561
Incyte Corp. (a)	618	52,505
Ligand Pharmaceuticals, Inc. (a) (b)	6	685
Momenta Pharmaceuticals, Inc. (a)	27	336
Myriad Genetics, Inc. (a)	173	4,806
Regeneron Pharmaceuticals, Inc. (a)	273	85,449
REGENXBIO, Inc. (a) (b)	129	6,627
Repligen Corp. (a)	138	11,861
Spectrum Pharmaceuticals, Inc. (a)	10	86
United Therapeutics Corp. (a)	68	5,308
Vanda Pharmaceuticals, Inc. (a)	186	2,621
Vertex Pharmaceuticals, Inc. (a)	649	119,014
		744,476
BUILDING PRODUCTS — 0.3%
AAON, Inc. (b)	142	7,126
Allegion PLC	240	26,532
American Woodmark Corp. (a)	6	508
AO Smith Corp.	47	2,216
Apogee Enterprises, Inc.	45	1,955
Fortune Brands Home & Security, Inc.	66	3,771
Gibraltar Industries, Inc. (a)	49	1,978
Griffon Corp.	70	1,184
Johnson Controls International PLC	1,427	58,949
Lennox International, Inc.	125	34,375
Masco Corp.	360	14,126
Patrick Industries, Inc. (a)	2	98
PGT Innovations, Inc. (a)	16	267
Quanex Building Products Corp.	22	416
Resideo Technologies, Inc. (a)	35	767
Simpson Manufacturing Co., Inc.	91	6,048
Trex Co., Inc. (a) (b)	153	10,970
Universal Forest Products, Inc.	31	1,180
		172,466
CAPITAL MARKETS — 1.3%
Affiliated Managers Group, Inc.	8	737
Ameriprise Financial, Inc.	89	12,919
Bank of New York Mellon Corp.	578	25,519
BlackRock, Inc.	34	15,956
Blucora, Inc. (a)	145	4,404
Cboe Global Markets, Inc.	53	5,492
Charles Schwab Corp.	112	4,501
CME Group, Inc.	505	98,026
E*TRADE Financial Corp.	23	1,026
Eaton Vance Corp.	11	474
Evercore, Inc. Class A	19	1,683
FactSet Research Systems, Inc.	133	38,113
Federated Investors, Inc. Class B	207	6,728
Franklin Resources, Inc. (b)	322	11,206

See accompanying notes to financial statements.
71

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Goldman Sachs Group, Inc.	97	$ 19,846
Interactive Brokers Group, Inc. Class A	7	379
Intercontinental Exchange, Inc.	802	68,924
Invesco, Ltd.	53	1,084
Janus Henderson Group PLC	113	2,418
Legg Mason, Inc.	9	345
MarketAxess Holdings, Inc.	110	35,356
Moody's Corp.	297	58,007
Morgan Stanley	367	16,078
MSCI, Inc.	294	70,204
Nasdaq, Inc.	120	11,540
Northern Trust Corp.	103	9,270
Piper Jaffray Cos.	37	2,748
Raymond James Financial, Inc.	60	5,073
S&P Global, Inc.	448	102,050
SEI Investments Co.	36	2,020
State Street Corp. (c)	35	1,962
Stifel Financial Corp.	7	413
T Rowe Price Group, Inc.	111	12,178
Virtus Investment Partners, Inc.	1	107
Waddell & Reed Financial, Inc. Class A (b)	35	584
WisdomTree Investments, Inc.	18	111
		647,481
CHEMICALS — 1.8%
AdvanSix, Inc. (a)	7	171
Air Products & Chemicals, Inc.	599	135,596
Albemarle Corp. (b)	21	1,479
American Vanguard Corp.	17	262
Ashland Global Holdings, Inc.	141	11,276
Balchem Corp.	40	3,999
Cabot Corp.	46	2,195
Celanese Corp.	61	6,576
CF Industries Holdings, Inc.	314	14,667
Chemours Co.	16	384
Corteva, Inc. (a)	360	10,645
Dow, Inc.	71	3,501
DuPont de Nemours, Inc.	360	27,025
Eastman Chemical Co.	14	1,090
Ecolab, Inc.	692	136,628
FMC Corp.	241	19,991
HB Fuller Co.	39	1,810
Ingevity Corp. (a)	150	15,775
Innophos Holdings, Inc.	43	1,252
Innospec, Inc.	59	5,383
International Flavors & Fragrances, Inc. (b)	66	9,576
Koppers Holdings, Inc. (a)	64	1,879
Kraton Corp. (a)	3	93
Linde PLC	1,383	277,706
LyondellBasell Industries NV Class A	86	7,407
Minerals Technologies, Inc.	10	535
Mosaic Co.	367	9,186
NewMarket Corp.	19	7,618
Olin Corp.	16	351
PolyOne Corp.	63	1,978
PPG Industries, Inc.	339	39,565
Security Description	Shares	Value
Quaker Chemical Corp.	47	$ 9,535
Rayonier Advanced Materials, Inc.	5	32
RPM International, Inc.	359	21,938
Scotts Miracle-Gro Co. (b)	39	3,841
Sensient Technologies Corp.	53	3,894
Sherwin-Williams Co.	207	94,866
Stepan Co.	59	5,423
Tredegar Corp.	34	565
Valvoline, Inc.	62	1,211
		896,904
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc.	168	6,720
Brady Corp. Class A	173	8,532
Brink's Co.	38	3,085
Cintas Corp.	215	51,017
Clean Harbors, Inc. (a)	186	13,225
Copart, Inc. (a)	510	38,117
Deluxe Corp.	5	203
Healthcare Services Group, Inc. (b)	30	910
Herman Miller, Inc.	152	6,794
HNI Corp.	73	2,583
Interface, Inc.	6	92
Matthews International Corp. Class A	43	1,498
Mobile Mini, Inc.	55	1,674
MSA Safety, Inc.	96	10,117
Republic Services, Inc.	634	54,930
Rollins, Inc.	480	17,218
Stericycle, Inc. (a) (b)	51	2,435
Tetra Tech, Inc.	145	11,390
UniFirst Corp.	19	3,583
US Ecology, Inc.	27	1,608
Viad Corp.	45	2,981
Waste Management, Inc.	1,285	148,250
		386,962
COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc.	9	137
Arista Networks, Inc. (a)	133	34,529
CalAmp Corp. (a)	3	35
Ciena Corp. (a)	514	21,141
Cisco Systems, Inc.	12,523	685,384
Comtech Telecommunications Corp.	2	56
F5 Networks, Inc. (a)	50	7,282
Finisar Corp. (a)	414	9,468
InterDigital, Inc.	43	2,769
Juniper Networks, Inc.	557	14,833
Lumentum Holdings, Inc. (a)	122	6,516
Motorola Solutions, Inc.	540	90,034
NETGEAR, Inc. (a)	33	835
NetScout Systems, Inc. (a)	92	2,336
Plantronics, Inc.	3	111
ViaSat, Inc. (a)	155	12,527
Viavi Solutions, Inc. (a)	764	10,154
		898,147

See accompanying notes to financial statements.
72

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	39	$ 1,476
Aegion Corp. (a)	9	166
Arcosa, Inc.	179	6,736
Comfort Systems USA, Inc.	110	5,609
Dycom Industries, Inc. (a)	3	177
EMCOR Group, Inc.	64	5,638
Fluor Corp.	14	472
Granite Construction, Inc.	14	674
Jacobs Engineering Group, Inc.	386	32,575
MasTec, Inc. (a)	98	5,050
MYR Group, Inc. (a)	1	37
Quanta Services, Inc.	306	11,686
Valmont Industries, Inc.	19	2,409
		72,705
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6	556
Martin Marietta Materials, Inc.	77	17,718
Vulcan Materials Co.	186	25,540
		43,814
CONSUMER FINANCE — 0.4%
American Express Co.	1,106	136,525
Capital One Financial Corp.	223	20,235
Discover Financial Services	339	26,303
Enova International, Inc. (a)	3	69
FirstCash, Inc.	45	4,501
Green Dot Corp. Class A (a)	49	2,396
Navient Corp.	61	833
PRA Group, Inc. (a)	25	703
SLM Corp.	207	2,012
Synchrony Financial	677	23,472
		217,049
CONTAINERS & PACKAGING — 0.5%
Amcor PLC (a)	5,361	61,598
AptarGroup, Inc.	136	16,910
Avery Dennison Corp.	135	15,617
Ball Corp.	1,228	85,948
Greif, Inc. Class A	18	586
International Paper Co.	264	11,436
Myers Industries, Inc.	40	771
Owens-Illinois, Inc.	170	2,936
Packaging Corp. of America	45	4,289
Sealed Air Corp.	219	9,369
Silgan Holdings, Inc.	109	3,335
Sonoco Products Co.	273	17,838
Westrock Co.	24	875
		231,508
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	135	5,362
Genuine Parts Co.	481	49,822
LKQ Corp. (a)	149	3,965
Pool Corp.	101	19,291
		78,440
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	49	$ 2,208
Career Education Corp. (a)	266	5,073
Graham Holdings Co. Class B	9	6,210
H&R Block, Inc. (b)	97	2,842
Regis Corp. (a)	25	415
Service Corp. International	290	13,566
Sotheby's (a)	3	174
Strategic Education, Inc.	64	11,392
Weight Watchers International, Inc. (a) (b)	3	57
		41,937
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Berkshire Hathaway, Inc. Class B (a)	2,380	507,344
Jefferies Financial Group, Inc.	138	2,654
		509,998
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	7,542	252,732
ATN International, Inc.	15	866
CenturyLink, Inc.	89	1,047
Cincinnati Bell, Inc. (a)	25	124
Cogent Communications Holdings, Inc.	134	7,954
Iridium Communications, Inc. (a) (b)	351	8,164
Verizon Communications, Inc.	11,327	647,112
Vonage Holdings Corp. (a)	259	2,934
		920,933
ELECTRIC UTILITIES — 2.6%
ALLETE, Inc.	82	6,823
Alliant Energy Corp.	422	20,712
American Electric Power Co., Inc.	1,439	126,646
Duke Energy Corp.	1,711	150,979
Edison International	275	18,538
El Paso Electric Co.	89	5,821
Entergy Corp.	518	53,318
Evergy, Inc.	407	24,481
Eversource Energy	865	65,532
Exelon Corp.	3,195	153,168
FirstEnergy Corp.	1,470	62,931
Hawaiian Electric Industries, Inc.	297	12,934
IDACORP, Inc.	81	8,135
NextEra Energy, Inc.	1,305	267,342
OGE Energy Corp.	733	31,196
Pinnacle West Capital Corp.	306	28,792
PNM Resources, Inc.	218	11,098
PPL Corp.	1,425	44,189
Southern Co.	2,667	147,432
Xcel Energy, Inc.	1,404	83,524
		1,323,591
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	45	6,206
AMETEK, Inc.	577	52,415
Eaton Corp. PLC	678	56,464
Emerson Electric Co.	766	51,108
Encore Wire Corp.	30	1,757

See accompanying notes to financial statements.
73

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
EnerSys	37	$ 2,534
Hubbell, Inc.	128	16,691
nVent Electric PLC	471	11,676
Regal Beloit Corp.	93	7,599
Rockwell Automation, Inc.	191	31,292
Vicor Corp. (a)	64	1,987
		239,729
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	589	56,509
Arrow Electronics, Inc. (a)	104	7,412
Avnet, Inc.	194	8,782
Badger Meter, Inc.	105	6,267
Belden, Inc.	3	179
Cognex Corp.	273	13,099
Coherent, Inc. (a) (b)	10	1,364
Corning, Inc.	2,295	76,263
CTS Corp.	63	1,738
Daktronics, Inc.	30	185
ePlus, Inc. (a)	25	1,723
Fabrinet (a)	119	5,911
FARO Technologies, Inc. (a)	34	1,788
FLIR Systems, Inc.	64	3,462
II-VI, Inc. (a) (b)	40	1,462
Insight Enterprises, Inc. (a)	110	6,402
IPG Photonics Corp. (a)	3	463
Itron, Inc. (a)	2	125
Jabil, Inc.	146	4,614
KEMET Corp.	7	132
Keysight Technologies, Inc. (a)	679	60,981
Knowles Corp. (a)	314	5,749
Littelfuse, Inc.	13	2,300
MTS Systems Corp.	13	761
National Instruments Corp.	174	7,306
OSI Systems, Inc. (a)	56	6,307
Plexus Corp. (a)	66	3,852
Rogers Corp. (a)	67	11,563
Sanmina Corp. (a)	86	2,604
ScanSource, Inc. (a)	87	2,833
SYNNEX Corp.	23	2,263
TE Connectivity, Ltd.	160	15,325
Tech Data Corp. (a)	130	13,598
Trimble, Inc. (a)	592	26,705
TTM Technologies, Inc. (a)	149	1,520
Vishay Intertechnology, Inc.	188	3,106
Zebra Technologies Corp. Class A (a)	201	42,107
		406,760
ENERGY EQUIPMENT & SERVICES — 0.1%
Apergy Corp. (a)	110	3,689
Baker Hughes a GE Co.	48	1,182
Core Laboratories NV	5	261
Diamond Offshore Drilling, Inc. (a) (b)	6	53
DMC Global, Inc.	43	2,724
Dril-Quip, Inc. (a)	70	3,360
Ensco Rowan PLC Class A (b)	18	154
Security Description	Shares	Value
Era Group, Inc. (a)	13	$ 108
Exterran Corp. (a)	73	1,038
Geospace Technologies Corp. (a)	11	166
Gulf Island Fabrication, Inc. (a)	10	71
Halliburton Co.	82	1,865
Helix Energy Solutions Group, Inc. (a)	145	1,251
Helmerich & Payne, Inc.	31	1,569
KLX Energy Services Holdings, Inc. (a)	29	593
Matrix Service Co. (a)	13	263
National Oilwell Varco, Inc.	109	2,423
Newpark Resources, Inc. (a)	193	1,432
Noble Corp. PLC (a)	24	45
Oceaneering International, Inc. (a)	9	184
Oil States International, Inc. (a)	6	110
ProPetro Holding Corp. (a)	202	4,181
Schlumberger, Ltd.	130	5,166
SEACOR Holdings, Inc. (a)	13	618
Superior Energy Services, Inc. (a)	29	38
TechnipFMC PLC	40	1,038
TETRA Technologies, Inc. (a)	130	212
Transocean, Ltd. (a) (b)	48	308
		34,102
ENTERTAINMENT — 1.6%
Activision Blizzard, Inc.	71	3,351
Cinemark Holdings, Inc.	130	4,693
Electronic Arts, Inc. (a)	85	8,607
Live Nation Entertainment, Inc. (a) (b)	508	33,655
Marcus Corp.	80	2,637
Netflix, Inc. (a)	863	316,997
Take-Two Interactive Software, Inc. (a)	74	8,401
Viacom, Inc. Class B	299	8,931
Walt Disney Co.	3,123	436,096
World Wrestling Entertainment, Inc. Class A (b)	160	11,554
		834,922
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.7%
Acadia Realty Trust REIT	179	4,899
Agree Realty Corp. REIT (b)	127	8,134
Alexander & Baldwin, Inc.	130	3,003
Alexandria Real Estate Equities, Inc. REIT	287	40,493
American Assets Trust, Inc. REIT	133	6,267
American Campus Communities, Inc. REIT	400	18,464
American Tower Corp. REIT	1,620	331,209
Apartment Investment & Management Co. Class A REIT	481	24,108
Armada Hoffler Properties, Inc. REIT	169	2,797
AvalonBay Communities, Inc. REIT	405	82,288
Boston Properties, Inc. REIT	278	35,862
Brixmor Property Group, Inc. REIT	984	17,594
Camden Property Trust REIT	254	26,515
CareTrust REIT, Inc.	291	6,920
Cedar Realty Trust, Inc. REIT	309	819
Chesapeake Lodging Trust REIT	110	3,126
Community Healthcare Trust, Inc. REIT	77	3,035

See accompanying notes to financial statements.
74

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
CoreCivic, Inc. REIT	176	$ 3,654
CoreSite Realty Corp. REIT	54	6,219
Corporate Office Properties Trust REIT	94	2,479
Cousins Properties, Inc. REIT	233	8,428
Crown Castle International Corp. REIT	1,369	178,449
CyrusOne, Inc. REIT	112	6,465
DiamondRock Hospitality Co. REIT	173	1,789
Digital Realty Trust, Inc. REIT	446	52,534
Douglas Emmett, Inc. REIT	249	9,920
Duke Realty Corp. REIT	780	24,656
Easterly Government Properties, Inc. REIT	103	1,865
EastGroup Properties, Inc. REIT	114	13,222
EPR Properties REIT	258	19,244
Equinix, Inc. REIT	134	67,575
Equity Residential REIT	1,079	81,918
Essex Property Trust, Inc. REIT	192	56,051
Extra Space Storage, Inc. REIT	323	34,270
Federal Realty Investment Trust REIT	203	26,138
First Industrial Realty Trust, Inc. REIT	313	11,500
Four Corners Property Trust, Inc. REIT	240	6,559
GEO Group, Inc. REIT	57	1,198
Getty Realty Corp. REIT	75	2,307
Global Net Lease, Inc. REIT	135	2,649
HCP, Inc. REIT	1,664	53,215
Healthcare Realty Trust, Inc. REIT	295	9,239
Highwoods Properties, Inc. REIT	166	6,856
Hospitality Properties Trust REIT	255	6,375
Host Hotels & Resorts, Inc. REIT	769	14,011
Independence Realty Trust, Inc. REIT	262	3,031
Innovative Industrial Properties, Inc. REIT (b)	35	4,325
Iron Mountain, Inc. REIT (b)	458	14,335
JBG SMITH Properties REIT	235	9,245
Kilroy Realty Corp. REIT	162	11,957
Kimco Realty Corp. REIT	1,468	27,129
Kite Realty Group Trust REIT	213	3,223
Lamar Advertising Co. Class A REIT	280	22,599
Lexington Realty Trust REIT	551	5,185
Liberty Property Trust REIT	403	20,166
Life Storage, Inc. REIT	83	7,892
LTC Properties, Inc. REIT	117	5,342
Macerich Co. REIT (b)	50	1,674
Mack-Cali Realty Corp. REIT	314	7,313
Medical Properties Trust, Inc. REIT	1,452	25,323
Mid-America Apartment Communities, Inc. REIT	316	37,212
National Retail Properties, Inc. REIT	584	30,958
National Storage Affiliates Trust REIT	102	2,952
NorthStar Realty Europe Corp. REIT	145	2,382
Office Properties Income Trust REIT	2	52
Omega Healthcare Investors, Inc. REIT	737	27,085
Pebblebrook Hotel Trust REIT	87	2,452
Pennsylvania Real Estate Investment Trust (b)	11	71
PotlatchDeltic Corp. REIT	22	858
Prologis, Inc. REIT	1,246	99,805
Security Description	Shares	Value
PS Business Parks, Inc. REIT	65	$ 10,954
Public Storage REIT	240	57,161
Rayonier, Inc. REIT	61	1,848
Realty Income Corp. REIT	1,159	79,936
Regency Centers Corp. REIT	425	28,364
Retail Opportunity Investments Corp. REIT	165	2,826
RPT Realty REIT	256	3,100
Sabra Health Care REIT, Inc.	417	8,211
Saul Centers, Inc. REIT	26	1,459
SBA Communications Corp. REIT (a)	328	73,747
Senior Housing Properties Trust REIT	266	2,200
Simon Property Group, Inc. REIT	844	134,837
SL Green Realty Corp. REIT	55	4,420
Summit Hotel Properties, Inc. REIT	73	837
Taubman Centers, Inc. REIT	40	1,633
UDR, Inc. REIT	856	38,426
Uniti Group, Inc. REIT	17	161
Universal Health Realty Income Trust REIT	29	2,463
Urban Edge Properties REIT	73	1,265
Urstadt Biddle Properties, Inc. Class A REIT	75	1,575
Ventas, Inc. REIT	1,220	83,387
Vornado Realty Trust REIT	179	11,474
Washington Prime Group, Inc. REIT (b)	30	115
Washington Real Estate Investment Trust	101	2,700
Weingarten Realty Investors REIT	304	8,336
Welltower, Inc. REIT	1,490	121,480
Weyerhaeuser Co. REIT	71	1,870
Xenia Hotels & Resorts, Inc. REIT	181	3,774
		2,385,443
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	25	681
Casey's General Stores, Inc.	128	19,967
Chefs' Warehouse, Inc. (a)	86	3,016
Costco Wholesale Corp.	1,285	339,574
Kroger Co.	826	17,932
SpartanNash Co.	18	210
Sprouts Farmers Market, Inc. (a)	129	2,437
Sysco Corp.	756	53,464
United Natural Foods, Inc. (a)	10	90
Walmart, Inc.	2,508	277,109
Walgreens Boots Alliance, Inc.	679	37,121
		751,601
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	474	19,339
B&G Foods, Inc. (b)	62	1,290
Calavo Growers, Inc. (b)	19	1,838
Cal-Maine Foods, Inc. (b)	14	584
Campbell Soup Co. (b)	163	6,531
Conagra Brands, Inc.	46	1,220
Darling Ingredients, Inc. (a)	421	8,374
Flowers Foods, Inc.	155	3,607
General Mills, Inc.	1,629	85,555
Hain Celestial Group, Inc. (a) (b)	49	1,073
Hershey Co.	432	57,901

See accompanying notes to financial statements.
75

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Hormel Foods Corp. (b)	796	$ 32,270
Ingredion, Inc.	15	1,237
J&J Snack Foods Corp.	40	6,438
J.M. Smucker Co.	139	16,011
John B Sanfilippo & Son, Inc.	35	2,789
Kellogg Co.	259	13,875
Kraft Heinz Co.	104	3,228
Lamb Weston Holdings, Inc.	317	20,085
Lancaster Colony Corp.	57	8,470
McCormick & Co., Inc. (b)	447	69,290
Mondelez International, Inc. Class A	4,757	256,402
Post Holdings, Inc. (a)	232	24,121
Sanderson Farms, Inc. (b)	49	6,691
Seneca Foods Corp. Class A (a)	27	751
Tootsie Roll Industries, Inc. (b)	34	1,256
TreeHouse Foods, Inc. (a)	206	11,145
Tyson Foods, Inc. Class A	305	24,626
		685,997
GAS UTILITIES — 0.2%
Atmos Energy Corp.	319	33,674
National Fuel Gas Co.	235	12,396
New Jersey Resources Corp.	242	12,044
Northwest Natural Holding Co.	46	3,197
ONE Gas, Inc.	183	16,525
South Jersey Industries, Inc. (b)	131	4,419
Southwest Gas Holdings, Inc.	115	10,306
Spire, Inc.	119	9,986
UGI Corp.	409	21,845
		124,392
HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Abbott Laboratories	6,160	518,056
ABIOMED, Inc. (a)	30	7,815
Align Technology, Inc. (a)	144	39,413
AngioDynamics, Inc. (a)	43	847
Avanos Medical, Inc. (a)	23	1,003
Baxter International, Inc.	1,212	99,263
Becton Dickinson and Co.	431	108,616
Boston Scientific Corp. (a)	4,827	207,464
Cantel Medical Corp.	8	645
Cardiovascular Systems, Inc. (a)	128	5,495
CONMED Corp.	79	6,760
Cooper Cos., Inc.	162	54,576
CryoLife, Inc. (a)	127	3,801
Cutera, Inc. (a)	1	21
Danaher Corp.	2,070	295,844
DENTSPLY SIRONA, Inc.	231	13,481
Edwards Lifesciences Corp. (a)	762	140,772
Globus Medical, Inc. Class A (a)	64	2,707
Haemonetics Corp. (a)	81	9,748
Hill-Rom Holdings, Inc.	200	20,924
Hologic, Inc. (a)	782	37,552
ICU Medical, Inc. (a)	11	2,771
IDEXX Laboratories, Inc. (a)	170	46,806
Inogen, Inc. (a)	1	67
Security Description	Shares	Value
Integer Holdings Corp. (a)	109	$ 9,147
Integra LifeSciences Holdings Corp. (a)	33	1,843
Intuitive Surgical, Inc. (a)	381	199,854
Lantheus Holdings, Inc. (a)	96	2,717
LivaNova PLC (a)	78	5,613
Masimo Corp. (a)	171	25,448
Medtronic PLC	2,903	282,723
Meridian Bioscience, Inc.	75	891
Merit Medical Systems, Inc. (a)	167	9,947
Natus Medical, Inc. (a)	3	77
Neogen Corp. (a)	15	932
NuVasive, Inc. (a)	73	4,273
OraSure Technologies, Inc. (a)	119	1,104
Orthofix Medical, Inc. (a)	9	476
ResMed, Inc.	230	28,067
STERIS PLC (a)	294	43,771
Stryker Corp.	786	161,586
Surmodics, Inc. (a)	50	2,158
Tactile Systems Technology, Inc. (a)	66	3,757
Teleflex, Inc.	83	27,485
Varex Imaging Corp. (a)	3	92
Varian Medical Systems, Inc. (a)	248	33,760
West Pharmaceutical Services, Inc.	216	27,032
Zimmer Biomet Holdings, Inc.	327	38,501
		2,535,701
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Addus HomeCare Corp. (a)	28	2,099
Amedisys, Inc. (a)	111	13,477
AmerisourceBergen Corp.	73	6,224
AMN Healthcare Services, Inc. (a)	5	271
Anthem, Inc.	702	198,111
BioTelemetry, Inc. (a)	119	5,730
Cardinal Health, Inc.	29	1,366
Centene Corp. (a)	350	18,354
Chemed Corp.	19	6,856
Cigna Corp.	250	39,388
CorVel Corp. (a)	39	3,393
Covetrus, Inc. (a) (b)	9	220
CVS Health Corp.	122	6,648
DaVita, Inc. (a)	35	1,969
Diplomat Pharmacy, Inc. (a) (b)	222	1,352
Encompass Health Corp.	83	5,259
Ensign Group, Inc.	183	10,416
HCA Healthcare, Inc.	930	125,708
HealthEquity, Inc. (a)	97	6,344
Henry Schein, Inc. (a)	157	10,974
Humana, Inc.	64	16,979
Laboratory Corp. of America Holdings (a)	48	8,299
LHC Group, Inc. (a)	106	12,676
Magellan Health, Inc. (a)	2	149
McKesson Corp.	18	2,419
MEDNAX, Inc. (a)	8	202
Molina Healthcare, Inc. (a)	222	31,777
Quest Diagnostics, Inc.	63	6,414
Select Medical Holdings Corp. (a)	101	1,603

See accompanying notes to financial statements.
76

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Tenet Healthcare Corp. (a)	134	$ 2,768
Tivity Health, Inc. (a) (b)	5	82
UnitedHealth Group, Inc.	1,166	284,516
Universal Health Services, Inc. Class B	185	24,122
US Physical Therapy, Inc.	27	3,309
WellCare Health Plans, Inc. (a)	160	45,611
		905,085
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	47	547
Cerner Corp.	274	20,084
Computer Programs & Systems, Inc.	13	361
HMS Holdings Corp. (a)	309	10,009
Medidata Solutions, Inc. (a)	64	5,793
NextGen Healthcare, Inc. (a)	168	3,343
Omnicell, Inc. (a)	144	12,388
Tabula Rasa HealthCare, Inc. (a) (b)	65	3,245
		55,770
HOTELS, RESTAURANTS & LEISURE — 2.1%
BJ's Restaurants, Inc.	6	264
Boyd Gaming Corp.	8	215
Brinker International, Inc. (b)	46	1,810
Carnival Corp.	113	5,260
Cheesecake Factory, Inc. (b)	35	1,530
Chipotle Mexican Grill, Inc. (a)	91	66,692
Churchill Downs, Inc. (b)	37	4,258
Cracker Barrel Old Country Store, Inc. (b)	31	5,293
Darden Restaurants, Inc.	430	52,344
Dave & Buster's Entertainment, Inc. (b)	130	5,261
Dine Brands Global, Inc. (b)	63	6,015
Domino's Pizza, Inc.	58	16,140
Dunkin' Brands Group, Inc.	248	19,756
Eldorado Resorts, Inc. (a) (b)	128	5,897
Hilton Worldwide Holdings, Inc.	358	34,991
International Speedway Corp. Class A	47	2,110
Jack in the Box, Inc.	32	2,604
Marriott International, Inc. Class A	133	18,659
Marriott Vacations Worldwide Corp.	3	289
McDonald's Corp.	1,656	343,885
MGM Resorts International	190	5,428
Norwegian Cruise Line Holdings, Ltd. (a)	225	12,067
Penn National Gaming, Inc. (a)	10	193
Royal Caribbean Cruises, Ltd.	274	33,212
Ruth's Hospitality Group, Inc.	24	545
Scientific Games Corp. Class A (a) (b)	6	119
Shake Shack, Inc. Class A (a)	94	6,787
Six Flags Entertainment Corp.	21	1,043
Starbucks Corp.	4,000	335,320
Texas Roadhouse, Inc.	69	3,703
Wendy's Co.	292	5,717
Wingstop, Inc.	103	9,759
Wyndham Destinations, Inc.	26	1,141
Wyndham Hotels & Resorts, Inc.	9	502
Wynn Resorts, Ltd.	10	1,240
Security Description	Shares	Value
Yum! Brands, Inc.	663	$ 73,374
		1,083,423
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	1	158
D.R. Horton, Inc.	224	9,661
Ethan Allen Interiors, Inc.	63	1,327
Garmin, Ltd.	445	35,511
Helen of Troy, Ltd. (a)	93	12,145
Installed Building Products, Inc. (a)	38	2,250
iRobot Corp. (a) (b)	102	9,347
KB Home	9	232
La-Z-Boy, Inc.	62	1,901
Leggett & Platt, Inc.	185	7,098
Lennar Corp. Class A	189	9,159
LGI Homes, Inc. (a)	1	71
M/I Homes, Inc. (a)	13	371
MDC Holdings, Inc.	53	1,737
Meritage Homes Corp. (a)	37	1,900
Mohawk Industries, Inc. (a)	6	885
Newell Brands, Inc. (b)	37	571
NVR, Inc. (a)	2	6,740
PulteGroup, Inc.	168	5,312
Tempur Sealy International, Inc. (a)	143	10,492
Toll Brothers, Inc.	110	4,028
TopBuild Corp. (a)	6	497
TRI Pointe Group, Inc. (a) (b)	17	203
Tupperware Brands Corp.	71	1,351
Universal Electronics, Inc. (a)	11	451
Whirlpool Corp.	30	4,271
William Lyon Homes Class A (a)	3	55
		127,724
HOUSEHOLD PRODUCTS — 2.7%
Central Garden & Pet Co. Class A (a)	4	99
Church & Dwight Co., Inc.	904	66,046
Clorox Co.	446	68,287
Colgate-Palmolive Co.	1,216	87,151
Energizer Holdings, Inc. (b)	54	2,087
Kimberly-Clark Corp.	1,005	133,946
Procter & Gamble Co.	9,231	1,012,179
WD-40 Co. (b)	55	8,747
		1,378,542
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,447	41,012
NRG Energy, Inc.	978	34,347
		75,359
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	921	159,646
Carlisle Cos., Inc.	123	17,270
General Electric Co.	820	8,610
Honeywell International, Inc.	1,716	299,597
Raven Industries, Inc.	82	2,942

See accompanying notes to financial statements.
77

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Roper Technologies, Inc.	342	$ 125,261
		613,326
INSURANCE — 2.0%
Aflac, Inc.	1,342	73,555
Alleghany Corp. (a)	21	14,303
Allstate Corp.	281	28,575
Ambac Financial Group, Inc. (a)	125	2,106
American Equity Investment Life Holding Co.	109	2,960
American Financial Group, Inc.	33	3,382
American International Group, Inc.	83	4,422
AMERISAFE, Inc.	41	2,615
Aon PLC	655	126,402
Arthur J Gallagher & Co.	363	31,795
Assurant, Inc.	75	7,978
Brighthouse Financial, Inc. (a)	13	477
Brown & Brown, Inc.	371	12,428
Chubb, Ltd.	561	82,630
Cincinnati Financial Corp.	442	45,822
CNO Financial Group, Inc.	63	1,051
eHealth, Inc. (a)	55	4,735
Employers Holdings, Inc.	54	2,283
Everest Re Group, Ltd.	26	6,427
First American Financial Corp.	136	7,303
Genworth Financial, Inc. Class A (a)	1,824	6,767
Hanover Insurance Group, Inc.	49	6,287
Hartford Financial Services Group, Inc.	259	14,431
Horace Mann Educators Corp.	11	443
James River Group Holdings, Ltd.	71	3,330
Kemper Corp.	120	10,355
Lincoln National Corp.	57	3,674
Loews Corp.	129	7,052
Marsh & McLennan Cos., Inc.	1,189	118,603
Mercury General Corp.	55	3,438
MetLife, Inc.	450	22,351
Old Republic International Corp.	349	7,811
Primerica, Inc.	133	15,953
Principal Financial Group, Inc.	122	7,066
ProAssurance Corp.	5	181
Progressive Corp.	1,704	136,201
Prudential Financial, Inc.	192	19,392
Reinsurance Group of America, Inc.	54	8,426
RenaissanceRe Holdings, Ltd.	59	10,503
RLI Corp.	85	7,285
Safety Insurance Group, Inc.	30	2,854
Selective Insurance Group, Inc.	83	6,216
Stewart Information Services Corp.	50	2,025
Torchmark Corp.	66	5,904
Travelers Cos., Inc.	371	55,472
United Fire Group, Inc.	14	678
Universal Insurance Holdings, Inc.	27	753
Unum Group	29	973
Willis Towers Watson PLC	328	62,825
WR Berkley Corp.	358	23,603
		1,032,101
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 3.7%
Alphabet, Inc. Class A (a)	651	$ 704,903
Alphabet, Inc. Class C (a)	665	718,805
Cars.com, Inc. (a) (b)	30	592
Facebook, Inc. Class A (a)	2,040	393,720
QuinStreet, Inc. (a)	141	2,235
TripAdvisor, Inc. (a)	341	15,785
Twitter, Inc. (a)	1,166	40,693
Yelp, Inc. (a)	7	239
		1,876,972
INTERNET & DIRECT MARKETING RETAIL — 3.2%
Amazon.com, Inc. (a)	820	1,552,777
Booking Holdings, Inc. (a)	13	24,371
eBay, Inc.	728	28,756
Expedia Group, Inc.	143	19,023
PetMed Express, Inc. (b)	5	78
Shutterfly, Inc. (a)	3	152
Stamps.com, Inc. (a)	8	362
		1,625,519
IT SERVICES — 6.9%
Accenture PLC Class A	1,500	277,155
Akamai Technologies, Inc. (a)	169	13,544
Alliance Data Systems Corp.	22	3,083
Automatic Data Processing, Inc.	1,517	250,806
Broadridge Financial Solutions, Inc.	98	12,513
CACI International, Inc. Class A (a)	63	12,889
Cardtronics PLC Class A (a)	103	2,814
Cognizant Technology Solutions Corp. Class A	271	17,179
CoreLogic, Inc. (a)	23	962
CSG Systems International, Inc.	1	49
DXC Technology Co.	26	1,434
EVERTEC, Inc.	190	6,213
ExlService Holdings, Inc. (a)	63	4,166
Fidelity National Information Services, Inc.	821	100,720
Fiserv, Inc. (a) (b)	1,143	104,196
FleetCor Technologies, Inc. (a)	218	61,225
Gartner, Inc. (a)	262	42,166
Global Payments, Inc.	430	68,856
International Business Machines Corp.	921	127,006
Jack Henry & Associates, Inc.	182	24,373
KBR, Inc.	305	7,607
Leidos Holdings, Inc.	158	12,616
LiveRamp Holdings, Inc. (a)	274	13,284
ManTech International Corp. Class A	17	1,120
Mastercard, Inc. Class A	3,138	830,095
MAXIMUS, Inc.	78	5,658
NIC, Inc.	157	2,518
Paychex, Inc.	1,113	91,589
PayPal Holdings, Inc. (a)	4,085	467,569
Perficient, Inc. (a)	53	1,819
Perspecta, Inc.	18	421
Sabre Corp.	337	7,481
Science Applications International Corp.	24	2,077

See accompanying notes to financial statements.
78

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Sykes Enterprises, Inc. (a)	30	$ 824
Total System Services, Inc.	299	38,353
TTEC Holdings, Inc.	3	140
Unisys Corp. (a) (b)	189	1,837
VeriSign, Inc. (a)	386	80,736
Virtusa Corp. (a)	59	2,621
Visa, Inc. Class A	4,759	825,925
Western Union Co. (b)	369	7,339
WEX, Inc. (a)	110	22,891
		3,555,869
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Brunswick Corp.	57	2,616
Callaway Golf Co.	42	721
Hasbro, Inc.	120	12,681
Mattel, Inc. (a) (b)	32	359
Polaris Industries, Inc.	7	638
Sturm Ruger & Co., Inc. (b)	15	817
Vista Outdoor, Inc. (a)	2	18
		17,850
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	866	64,664
Bio-Rad Laboratories, Inc. Class A (a)	51	15,942
Bio-Techne Corp.	125	26,061
Cambrex Corp. (a)	31	1,451
Charles River Laboratories International, Inc. (a)	168	23,839
Illumina, Inc. (a)	485	178,553
IQVIA Holdings, Inc. (a)	581	93,483
Luminex Corp.	66	1,362
Medpace Holdings, Inc. (a)	96	6,281
Mettler-Toledo International, Inc. (a)	81	68,040
NeoGenomics, Inc. (a)	347	7,613
PerkinElmer, Inc.	365	35,164
PRA Health Sciences, Inc. (a)	206	20,425
Syneos Health, Inc. (a)	213	10,882
Thermo Fisher Scientific, Inc.	1,326	389,420
Waters Corp. (a)	249	53,595
		996,775
MACHINERY — 1.6%
Actuant Corp. Class A	75	1,861
AGCO Corp.	103	7,990
Alamo Group, Inc.	1	100
Albany International Corp. Class A	63	5,223
Astec Industries, Inc.	13	423
Barnes Group, Inc.	31	1,747
Briggs & Stratton Corp.	77	788
Caterpillar, Inc.	486	66,237
Chart Industries, Inc. (a)	103	7,919
Colfax Corp. (a) (b)	98	2,747
Crane Co.	53	4,422
Cummins, Inc.	150	25,701
Deere & Co.	809	134,059
Donaldson Co., Inc.	253	12,868
Security Description	Shares	Value
Dover Corp.	450	$ 45,090
EnPro Industries, Inc.	7	447
ESCO Technologies, Inc.	77	6,362
Federal Signal Corp.	183	4,895
Flowserve Corp.	160	8,430
Fortive Corp.	749	61,059
Franklin Electric Co., Inc.	74	3,515
Graco, Inc.	296	14,853
Greenbrier Cos., Inc.	3	91
Harsco Corp. (a)	82	2,250
Hillenbrand, Inc.	77	3,047
IDEX Corp.	150	25,821
Illinois Tool Works, Inc.	369	55,649
Ingersoll-Rand PLC	798	101,083
ITT, Inc.	222	14,537
John Bean Technologies Corp.	14	1,696
Kennametal, Inc.	75	2,774
Lincoln Electric Holdings, Inc.	64	5,269
Lindsay Corp. (b)	34	2,795
Lydall, Inc. (a)	75	1,515
Mueller Industries, Inc.	134	3,922
Nordson Corp.	54	7,631
Oshkosh Corp.	86	7,180
PACCAR, Inc.	620	44,429
Parker-Hannifin Corp.	158	26,862
Pentair PLC	135	5,022
Proto Labs, Inc. (a)	13	1,508
Snap-on, Inc. (b)	89	14,742
SPX Corp. (a)	70	2,311
SPX FLOW, Inc. (a)	13	544
Standex International Corp.	1	73
Stanley Black & Decker, Inc.	128	18,510
Terex Corp.	6	188
Timken Co.	64	3,286
Toro Co.	270	18,063
Trinity Industries, Inc.	153	3,175
Wabash National Corp.	126	2,050
Wabtec Corp. (b)	40	2,870
Watts Water Technologies, Inc. Class A	32	2,982
Woodward, Inc.	194	21,953
Xylem, Inc.	287	24,005
		844,569
MARINE — 0.0% (d)
Kirby Corp. (a)	25	1,975
Matson, Inc.	86	3,341
		5,316
MEDIA — 2.0%
AMC Networks, Inc. Class A (a) (b)	72	3,923
Cable One, Inc.	17	19,907
CBS Corp. Class B	295	14,721
Charter Communications, Inc. Class A (a)	540	213,397
Comcast Corp. Class A	14,943	631,790
Discovery, Inc. Class A (a)	342	10,499
Discovery, Inc. Class C (a)	780	22,191
DISH Network Corp. Class A (a)	151	5,800

See accompanying notes to financial statements.
79

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
EW Scripps Co. Class A	134	$ 2,049
Fox Corp. Class A	366	13,410
Fox Corp. Class B	137	5,005
Gannett Co., Inc.	77	628
Interpublic Group of Cos., Inc.	181	4,089
John Wiley & Sons, Inc. Class A	5	229
Meredith Corp.	43	2,368
New Media Investment Group, Inc.	5	47
New York Times Co. Class A	495	16,147
News Corp. Class A	205	2,765
News Corp. Class B	35	489
Omnicom Group, Inc. (b)	232	19,012
Scholastic Corp.	70	2,327
TEGNA, Inc.	751	11,378
		1,002,171
METALS & MINING — 0.1%
AK Steel Holding Corp. (a) (b)	30	71
Allegheny Technologies, Inc. (a) (b)	101	2,545
Carpenter Technology Corp.	14	672
Century Aluminum Co. (a)	75	518
Commercial Metals Co.	33	589
Compass Minerals International, Inc. (b)	13	714
Freeport-McMoRan, Inc.	409	4,749
Kaiser Aluminum Corp.	17	1,659
Materion Corp.	37	2,509
Newmont Goldcorp Corp.	384	14,772
Nucor Corp.	266	14,657
Reliance Steel & Aluminum Co.	70	6,623
Royal Gold, Inc.	67	6,867
Steel Dynamics, Inc.	65	1,963
SunCoke Energy, Inc. (a)	11	98
TimkenSteel Corp. (a) (b)	43	350
United States Steel Corp. (b)	17	260
Worthington Industries, Inc.	25	1,007
		60,623
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Apollo Commercial Real Estate Finance, Inc. REIT	181	3,329
ARMOUR Residential REIT, Inc. (b)	128	2,386
Granite Point Mortgage Trust, Inc. REIT	179	3,435
Invesco Mortgage Capital, Inc. REIT	222	3,579
New York Mortgage Trust, Inc. REIT	650	4,030
PennyMac Mortgage Investment Trust REIT (b)	251	5,479
Redwood Trust, Inc. REIT	174	2,876
		25,114
MULTI-UTILITIES — 1.4%
Ameren Corp.	806	60,539
Avista Corp.	18	803
Black Hills Corp.	189	14,774
CenterPoint Energy, Inc.	1,462	41,857
CMS Energy Corp.	774	44,822
Consolidated Edison, Inc.	513	44,980
Security Description	Shares	Value
Dominion Energy, Inc.	2,182	$ 168,712
DTE Energy Co.	496	63,429
MDU Resources Group, Inc.	129	3,328
NiSource, Inc.	992	28,570
NorthWestern Corp.	175	12,626
Public Service Enterprise Group, Inc.	1,284	75,525
Sempra Energy	593	81,502
WEC Energy Group, Inc.	920	76,700
		718,167
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	64	1,831
Dillard's, Inc. Class A (b)	30	1,868
Dollar General Corp.	767	103,668
Dollar Tree, Inc. (a)	381	40,916
JC Penney Co., Inc. (a) (b)	49	56
Kohl's Corp.	327	15,549
Macy's, Inc.	87	1,867
Nordstrom, Inc. (b)	50	1,593
Ollie's Bargain Outlet Holdings, Inc. (a)	174	15,157
Target Corp.	1,031	89,295
		271,800
OIL, GAS & CONSUMABLE FUELS — 2.4%
Anadarko Petroleum Corp.	47	3,316
Apache Corp.	177	5,128
Cabot Oil & Gas Corp.	678	15,567
Carrizo Oil & Gas, Inc. (a)	8	80
Chesapeake Energy Corp. (a) (b)	1,278	2,492
Chevron Corp.	1,967	244,773
Cimarex Energy Co.	10	593
CNX Resources Corp. (a)	18	132
Concho Resources, Inc.	19	1,960
ConocoPhillips	1,175	71,675
CONSOL Energy, Inc. (a)	79	2,102
Denbury Resources, Inc. (a) (b)	43	53
Devon Energy Corp.	206	5,875
Diamondback Energy, Inc.	43	4,686
EOG Resources, Inc.	163	15,185
EQT Corp.	64	1,012
Equitrans Midstream Corp. (b)	402	7,923
Exxon Mobil Corp.	5,982	458,401
Green Plains, Inc.	34	367
Hess Corp.	359	22,822
HighPoint Resources Corp. (a)	103	187
HollyFrontier Corp.	45	2,083
Kinder Morgan, Inc.	6,414	133,924
Marathon Oil Corp.	385	5,471
Marathon Petroleum Corp.	190	10,617
Matador Resources Co. (a) (b)	10	199
Murphy Oil Corp. (b)	109	2,687
Noble Energy, Inc.	45	1,008
Oasis Petroleum, Inc. (a)	25	142
Occidental Petroleum Corp.	353	17,749
ONEOK, Inc.	1,046	71,975
PBF Energy, Inc. Class A	34	1,064
PDC Energy, Inc. (a)	35	1,262

See accompanying notes to financial statements.
80

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Penn Virginia Corp. (a)	9	$ 276
Phillips 66	198	18,521
Pioneer Natural Resources Co.	16	2,462
QEP Resources, Inc. (a)	22	159
Renewable Energy Group, Inc. (a) (b)	138	2,189
SM Energy Co.	29	363
Southwestern Energy Co. (a) (b)	672	2,124
SRC Energy, Inc. (a) (b)	23	114
Unit Corp. (a)	89	791
Valero Energy Corp.	118	10,102
Williams Cos., Inc.	2,850	79,914
World Fuel Services Corp.	234	8,415
WPX Energy, Inc. (a)	38	437
		1,238,377
PAPER & FOREST PRODUCTS — 0.0% (d)
Boise Cascade Co.	3	84
Domtar Corp.	136	6,056
Louisiana-Pacific Corp.	90	2,360
Neenah, Inc.	34	2,297
PH Glatfelter Co.	18	304
Schweitzer-Mauduit International, Inc.	46	1,526
		12,627
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	958	3,717
Coty, Inc. Class A	38	509
Edgewell Personal Care Co. (a)	68	1,833
Estee Lauder Cos., Inc. Class A	390	71,413
Inter Parfums, Inc.	64	4,255
Medifast, Inc. (b)	43	5,517
Nu Skin Enterprises, Inc. Class A	6	296
		87,540
PHARMACEUTICALS — 5.2%
Akorn, Inc. (a)	11	57
Allergan PLC	265	44,369
Assertio Therapeutics, Inc. (a)	11	38
Bristol-Myers Squibb Co.	1,076	48,797
Catalent, Inc. (a)	151	8,186
Corcept Therapeutics, Inc. (a) (b)	10	111
Eli Lilly & Co.	3,171	351,315
Endo International PLC (a)	837	3,448
Innoviva, Inc. (a)	57	830
Johnson & Johnson	4,760	662,973
Lannett Co., Inc. (a) (b)	10	61
Mallinckrodt PLC (a) (b)	306	2,809
Merck & Co., Inc.	9,476	794,563
Mylan NV (a)	48	914
Nektar Therapeutics (a) (b)	16	569
Perrigo Co. PLC	40	1,905
Pfizer, Inc.	14,170	613,844
Phibro Animal Health Corp. Class A	2	63
Prestige Consumer Healthcare, Inc. (a) (b)	29	919
Supernus Pharmaceuticals, Inc. (a)	5	165
Zoetis, Inc.	1,307	148,331
		2,684,267
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	15	$ 909
Equifax, Inc.	170	22,991
Exponent, Inc.	183	10,713
FTI Consulting, Inc. (a)	143	11,989
Heidrick & Struggles International, Inc.	19	569
IHS Markit, Ltd. (a)	582	37,085
Insperity, Inc.	137	16,733
Korn Ferry	16	641
ManpowerGroup, Inc.	9	869
Navigant Consulting, Inc.	55	1,276
Nielsen Holdings PLC	101	2,283
Resources Connection, Inc.	85	1,361
Robert Half International, Inc.	191	10,889
Verisk Analytics, Inc.	477	69,861
WageWorks, Inc. (a)	2	102
		188,271
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	500	25,650
HFF, Inc. Class A	137	6,231
Jones Lang LaSalle, Inc.	22	3,095
Marcus & Millichap, Inc. (a)	85	2,622
		37,598
ROAD & RAIL — 1.6%
ArcBest Corp.	43	1,209
Avis Budget Group, Inc. (a)	6	211
CSX Corp.	2,407	186,230
Genesee & Wyoming, Inc. Class A (a)	153	15,300
Heartland Express, Inc.	79	1,427
JB Hunt Transport Services, Inc.	57	5,210
Kansas City Southern	166	20,222
Knight-Swift Transportation Holdings, Inc. (b)	13	427
Landstar System, Inc.	50	5,399
Marten Transport, Ltd.	11	200
Norfolk Southern Corp.	932	185,776
Old Dominion Freight Line, Inc.	91	13,583
Ryder System, Inc.	17	991
Saia, Inc. (a)	13	841
Union Pacific Corp.	2,204	372,718
Werner Enterprises, Inc.	21	653
		810,397
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	7	394
Advanced Micro Devices, Inc. (a) (b)	3,199	97,154
Analog Devices, Inc.	1,006	113,547
Applied Materials, Inc.	269	12,081
Broadcom, Inc.	1,380	397,247
Brooks Automation, Inc.	160	6,200
Cabot Microelectronics Corp.	40	4,403
Cirrus Logic, Inc. (a)	128	5,594
Cohu, Inc.	3	46

See accompanying notes to financial statements.
81

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Cree, Inc. (a) (b)	376	$ 21,124
Cypress Semiconductor Corp.	446	9,919
Diodes, Inc. (a)	143	5,201
DSP Group, Inc. (a)	15	215
First Solar, Inc. (a)	22	1,445
FormFactor, Inc. (a)	162	2,539
Intel Corp.	6,350	303,975
KLA-Tencor Corp.	452	53,426
Kopin Corp. (a) (b)	30	33
Kulicke & Soffa Industries, Inc.	69	1,556
Lam Research Corp.	158	29,679
Maxim Integrated Products, Inc.	283	16,929
MaxLinear, Inc. (a) (b)	125	2,930
Microchip Technology, Inc. (b)	246	21,328
Micron Technology, Inc. (a)	527	20,337
MKS Instruments, Inc.	7	545
Monolithic Power Systems, Inc.	86	11,677
Nanometrics, Inc. (a)	86	2,985
NVIDIA Corp.	171	28,083
Photronics, Inc. (a)	288	2,362
Power Integrations, Inc.	37	2,967
Qorvo, Inc. (a)	174	11,590
QUALCOMM, Inc.	2,620	199,303
Rambus, Inc. (a)	10	120
Rudolph Technologies, Inc. (a)	15	414
Semtech Corp. (a)	243	11,676
Silicon Laboratories, Inc. (a)	22	2,275
Skyworks Solutions, Inc.	147	11,359
SolarEdge Technologies, Inc. (a)	5	312
Synaptics, Inc. (a)	1	29
Teradyne, Inc.	474	22,709
Texas Instruments, Inc.	1,325	152,057
Universal Display Corp. (b)	155	29,149
Versum Materials, Inc.	379	19,549
Xilinx, Inc.	929	109,548
Xperi Corp.	43	885
		1,746,896
SOFTWARE — 9.9%
8x8, Inc. (a) (b)	99	2,386
ACI Worldwide, Inc. (a)	403	13,839
Adobe, Inc. (a)	1,239	365,071
Agilysys, Inc. (a)	13	279
Alarm.com Holdings, Inc. (a)	146	7,811
ANSYS, Inc. (a)	150	30,723
Autodesk, Inc. (a)	598	97,414
Blackbaud, Inc.	14	1,169
Bottomline Technologies DE, Inc. (a)	138	6,105
Cadence Design Systems, Inc. (a)	1,029	72,864
CDK Global, Inc.	35	1,730
Citrix Systems, Inc.	106	10,403
CommVault Systems, Inc. (a)	18	893
Ebix, Inc. (b)	2	100
Fair Isaac Corp. (a)	106	33,286
Fortinet, Inc. (a)	528	40,566
Intuit, Inc.	902	235,720
Security Description	Shares	Value
j2 Global, Inc. (b)	62	$ 5,511
LivePerson, Inc. (a)	251	7,038
LogMeIn, Inc.	19	1,400
Manhattan Associates, Inc. (a)	202	14,005
Microsoft Corp.	23,863	3,196,688
MicroStrategy, Inc. Class A (a)	18	2,580
OneSpan, Inc. (a)	58	822
Oracle Corp.	6,183	352,246
Progress Software Corp.	123	5,365
PTC, Inc. (a)	170	15,259
Qualys, Inc. (a)	48	4,180
Red Hat, Inc. (a)	282	52,948
salesforce.com, Inc. (a)	2,565	389,187
SPS Commerce, Inc. (a)	63	6,439
Symantec Corp.	254	5,527
Synopsys, Inc. (a)	521	67,048
Teradata Corp. (a)	207	7,421
Tyler Technologies, Inc. (a)	25	5,401
		5,059,424
SPECIALTY RETAIL — 2.7%
Aaron's, Inc.	168	10,317
Abercrombie & Fitch Co. Class A	151	2,422
Advance Auto Parts, Inc.	265	40,847
American Eagle Outfitters, Inc.	269	4,546
Asbury Automotive Group, Inc. (a)	13	1,096
Ascena Retail Group, Inc. (a)	149	91
AutoNation, Inc. (a)	7	294
AutoZone, Inc. (a)	91	100,052
Bed Bath & Beyond, Inc. (b)	174	2,022
Best Buy Co., Inc.	154	10,738
Buckle, Inc.	1	17
Caleres, Inc.	5	100
CarMax, Inc. (a) (b)	279	24,226
Children's Place, Inc.	1	95
Designer Brands, Inc. Class A (b)	71	1,361
Dick's Sporting Goods, Inc. (b)	175	6,060
Express, Inc. (a)	126	344
Five Below, Inc. (a)	201	24,124
Foot Locker, Inc.	374	15,678
Gap, Inc. (b)	182	3,271
Genesco, Inc. (a)	25	1,057
Group 1 Automotive, Inc.	41	3,357
Guess?, Inc. (b)	26	420
Haverty Furniture Cos., Inc.	64	1,090
Home Depot, Inc.	1,350	280,759
L Brands, Inc.	35	913
Lithia Motors, Inc. Class A (b)	23	2,732
Lowe's Cos., Inc.	2,734	275,888
MarineMax, Inc. (a)	18	296
Michaels Cos., Inc. (a) (b)	13	113
Monro, Inc. (b)	119	10,151
Murphy USA, Inc. (a)	104	8,739
Office Depot, Inc.	1,985	4,089
O'Reilly Automotive, Inc. (a)	286	105,626
Rent-A-Center, Inc. (a)	166	4,421

See accompanying notes to financial statements.
82

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
RH (a) (b)	26	$ 3,006
Ross Stores, Inc.	802	79,494
Sally Beauty Holdings, Inc. (a) (b)	170	2,268
Signet Jewelers, Ltd. (b)	11	197
Sleep Number Corp. (a)	112	4,524
Sonic Automotive, Inc. Class A (b)	13	304
Tailored Brands, Inc. (b)	265	1,529
Tiffany & Co. (b)	133	12,454
TJX Cos., Inc.	3,776	199,675
Tractor Supply Co.	445	48,416
Ulta Salon Cosmetics & Fragrance, Inc. (a)	197	68,337
Urban Outfitters, Inc. (a)	7	159
Williams-Sonoma, Inc. (b)	190	12,350
		1,380,065
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
3D Systems Corp. (a) (b)	261	2,375
Apple, Inc.	10,312	2,040,951
Cray, Inc. (a)	80	2,786
Hewlett Packard Enterprise Co.	908	13,575
HP, Inc.	721	14,990
NCR Corp. (a) (b)	11	342
NetApp, Inc.	302	18,633
Seagate Technology PLC	122	5,749
Western Digital Corp.	31	1,474
Xerox Corp.	245	8,675
		2,109,550
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings, Ltd. (a)	14	486
Carter's, Inc.	47	4,584
Crocs, Inc. (a)	246	4,859
Deckers Outdoor Corp. (a)	109	19,181
Fossil Group, Inc. (a)	22	253
G-III Apparel Group, Ltd. (a)	69	2,030
Hanesbrands, Inc.	374	6,440
Kontoor Brands, Inc. (a)	74	2,074
NIKE, Inc. Class B	3,673	308,348
Oxford Industries, Inc.	27	2,047
PVH Corp.	7	662
Ralph Lauren Corp.	134	15,221
Skechers U.S.A., Inc. Class A (a)	339	10,675
Steven Madden, Ltd.	111	3,768
Tapestry, Inc.	27	857
Under Armour, Inc. Class A (a) (b)	478	12,117
Under Armour, Inc. Class C (a)	526	11,677
VF Corp.	520	45,422
Wolverine World Wide, Inc.	207	5,701
		456,402
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a) (b)	16	436
Dime Community Bancshares, Inc.	82	1,557
HomeStreet, Inc. (a)	13	385
LendingTree, Inc. (a) (b)	27	11,341
Security Description	Shares	Value
New York Community Bancorp, Inc. (b)	572	$ 5,709
NMI Holdings, Inc. Class A (a)	243	6,899
Northwest Bancshares, Inc.	245	4,314
Provident Financial Services, Inc.	34	825
TrustCo Bank Corp. NY	249	1,972
Walker & Dunlop, Inc.	13	692
Washington Federal, Inc.	54	1,886
		36,016
TOBACCO — 0.7%
Altria Group, Inc.	2,646	125,288
Philip Morris International, Inc.	3,073	241,323
Universal Corp.	88	5,348
		371,959
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	25	1,538
Fastenal Co.	1,886	61,465
GATX Corp.	83	6,581
Kaman Corp.	24	1,529
MSC Industrial Direct Co., Inc. Class A	58	4,307
NOW, Inc. (a)	237	3,498
United Rentals, Inc. (a)	8	1,061
W.W. Grainger, Inc.	72	19,312
Watsco, Inc.	15	2,453
		101,744
WATER UTILITIES — 0.2%
American States Water Co.	135	10,157
American Water Works Co., Inc.	494	57,304
Aqua America, Inc.	218	9,019
California Water Service Group	168	8,506
		84,986
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	13	196
Telephone & Data Systems, Inc.	185	5,624
		5,820
TOTAL COMMON STOCKS (Cost $46,953,682)		51,103,150
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e) (Cost $16)	36	19
TOTAL RIGHTS (Cost $16)		19
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	39,303	39,303

See accompanying notes to financial statements.
83

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (c) (h)	35,537	$ 35,537
TOTAL SHORT-TERM INVESTMENTS (Cost $74,840)		74,840
TOTAL INVESTMENTS — 100.0% (Cost $47,028,538)		51,178,009
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		1,534
NET ASSETS — 100.0%		$ 51,179,543
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $19, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$51,103,150	$—	$—	$51,103,150
Rights	—	19	—	19
Short-Term Investments	74,840	—	—	74,840
TOTAL INVESTMENTS	$51,177,990	$19	$—	$51,178,009
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	530	$ 49,338	$ 11,440	$ 50,446	$(6,388)	$(1,982)	35	$ 1,962	$ 210
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,305	18,305	1,482,729	1,461,731	—	—	39,303	39,303	806
State Street Navigator Securities Lending Government Money Market Portfolio	39,438	39,438	450,782	490,220	—	—	—	—	261
State Street Navigator Securities Lending Portfolio III	—	—	149,400	113,863	—	—	35,537	35,537	42
Total		$107,081	$2,094,351	$2,116,260	$(6,388)	$(1,982)		$76,802	$1,319
See accompanying notes to financial statements.
84

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
Lockheed Martin Corp.	11,832	$ 4,301,405
Northrop Grumman Corp.	12,721	4,110,283
		8,411,688
BANKS — 1.7%
Commerce Bancshares, Inc.	41,568	2,479,947
US Bancorp	134,565	7,051,206
		9,531,153
BEVERAGES — 2.3%
Coca-Cola Co.	128,936	6,565,421
PepsiCo, Inc.	49,301	6,464,840
		13,030,261
CAPITAL MARKETS — 4.4%
CME Group, Inc.	46,860	9,095,995
FactSet Research Systems, Inc. (a)	13,515	3,872,858
Intercontinental Exchange, Inc.	89,541	7,695,154
Nasdaq, Inc.	45,649	4,390,064
		25,054,071
CHEMICALS — 3.1%
Air Products & Chemicals, Inc.	27,326	6,185,787
Ecolab, Inc.	29,703	5,864,560
Linde PLC	26,459	5,312,967
		17,363,314
COMMERCIAL SERVICES & SUPPLIES — 4.5%
Cintas Corp.	18,360	4,356,644
IAA, Inc. (b)	50,802	1,970,102
KAR Auction Services, Inc.	50,802	1,270,050
Republic Services, Inc.	126,392	10,950,603
Waste Management, Inc.	62,245	7,181,206
		25,728,605
COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.	55,221	3,022,245
CONTAINERS & PACKAGING — 1.7%
Amcor PLC (b)	1	11
AptarGroup, Inc.	24,243	3,014,375
Ball Corp.	57,839	4,048,152
Sonoco Products Co.	38,436	2,511,408
		9,573,946
DIVERSIFIED CONSUMER SERVICES — 1.2%
Bright Horizons Family Solutions, Inc. (b)	22,597	3,409,209
Service Corp. International	69,336	3,243,538
		6,652,747
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. Class B (b)	50,600	10,786,402
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	120,726	4,045,528
Security Description	Shares	Value
ELECTRIC UTILITIES — 2.3%
Duke Energy Corp.	53,014	$ 4,677,955
NextEra Energy, Inc.	25,656	5,255,888
OGE Energy Corp.	77,933	3,316,829
		13,250,672
ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	48,707	3,249,731
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	57,257	5,493,237
CDW Corp.	29,992	3,329,112
		8,822,349
ENTERTAINMENT — 0.9%
Walt Disney Co.	36,133	5,045,612
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.8%
AvalonBay Communities, Inc. REIT	33,218	6,749,233
Camden Property Trust REIT	37,554	3,920,262
Crown Castle International Corp. REIT	61,588	8,027,996
Douglas Emmett, Inc. REIT	62,582	2,493,267
Equity Commonwealth REIT	47,173	1,534,066
Equity LifeStyle Properties, Inc. REIT	33,598	4,076,781
Essex Property Trust, Inc. REIT	23,519	6,865,902
PS Business Parks, Inc. REIT	7,753	1,306,613
Sun Communities, Inc. REIT	32,793	4,203,735
WP Carey, Inc. REIT (a)	64,766	5,257,704
		44,435,559
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	16,788	4,436,397
Sysco Corp.	81,748	5,781,218
		10,217,615
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Danaher Corp.	33,013	4,718,218
Medtronic PLC	36,532	3,557,851
Stryker Corp.	20,413	4,196,505
		12,472,574
HOTELS, RESTAURANTS & LEISURE — 2.7%
McDonald's Corp.	31,748	6,592,789
Starbucks Corp.	56,689	4,752,239
Yum! Brands, Inc.	35,876	3,970,397
		15,315,425
HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	66,069	4,735,165
Procter & Gamble Co.	53,788	5,897,854
		10,633,019
INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	19,364	3,356,556
Honeywell International, Inc.	33,457	5,841,258
Roper Technologies, Inc.	10,332	3,784,198
		12,982,012

See accompanying notes to financial statements.
85

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
INSURANCE — 22.1%
Aflac, Inc.	180,106	$ 9,871,610
Alleghany Corp. (b)	5,472	3,727,034
Allstate Corp.	78,104	7,942,396
American Financial Group, Inc.	28,575	2,928,080
American National Insurance Co.	7,859	915,338
Aon PLC	43,027	8,303,350
Arch Capital Group, Ltd. (b)	152,028	5,637,198
Arthur J Gallagher & Co.	70,962	6,215,562
Axis Capital Holdings, Ltd.	31,143	1,857,680
Brown & Brown, Inc.	90,444	3,029,874
Chubb, Ltd.	66,308	9,766,505
Cincinnati Financial Corp.	60,368	6,258,351
CNA Financial Corp.	105,725	4,976,476
Erie Indemnity Co. Class A	9,840	2,502,115
Everest Re Group, Ltd.	15,703	3,881,468
Hartford Financial Services Group, Inc.	139,101	7,750,708
Loews Corp.	106,992	5,849,253
Markel Corp. (b)	5,183	5,647,397
Marsh & McLennan Cos., Inc.	98,447	9,820,088
Reinsurance Group of America, Inc.	24,200	3,775,926
RenaissanceRe Holdings, Ltd.	16,146	2,874,149
Torchmark Corp.	42,064	3,763,045
Willis Towers Watson PLC	22,815	4,369,985
WR Berkley Corp.	57,108	3,765,130
		125,428,718
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (b)	2,488	2,694,006
IT SERVICES — 8.2%
Accenture PLC Class A	23,514	4,344,682
Amdocs, Ltd.	54,477	3,382,477
Automatic Data Processing, Inc.	23,304	3,852,850
Broadridge Financial Solutions, Inc.	31,884	4,070,949
Fidelity National Information Services, Inc.	40,575	4,977,741
Fiserv, Inc. (a) (b)	64,375	5,868,425
GoDaddy, Inc. Class A (b)	40,361	2,831,324
InterXion Holding NV (b)	27,753	2,111,726
Jack Henry & Associates, Inc.	28,266	3,785,383
Paychex, Inc.	47,329	3,894,704
Visa, Inc. Class A	42,366	7,352,619
		46,472,880
MACHINERY — 1.7%
Graco, Inc.	64,950	3,259,191
Illinois Tool Works, Inc.	25,168	3,795,586
Toro Co.	40,759	2,726,777
		9,781,554
MEDIA — 1.6%
Cable One, Inc.	1,689	1,977,802
Comcast Corp. Class A	72,698	3,073,672
Omnicom Group, Inc. (a)	50,294	4,121,593
		9,173,067
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.4%
AGNC Investment Corp. REIT	208,895	$ 3,513,614
Annaly Capital Management, Inc. REIT	546,069	4,985,610
Blackstone Mortgage Trust, Inc. Class A REIT (a)	45,679	1,625,259
Chimera Investment Corp. REIT (a)	72,280	1,363,924
Starwood Property Trust, Inc. REIT	106,106	2,410,728
		13,899,135
MULTI-UTILITIES — 2.8%
Dominion Energy, Inc.	70,532	5,453,534
DTE Energy Co.	38,956	4,981,693
Sempra Energy	38,340	5,269,450
		15,704,677
OIL, GAS & CONSUMABLE FUELS — 1.2%
Chevron Corp.	23,047	2,867,968
Exxon Mobil Corp.	51,098	3,915,640
		6,783,608
PHARMACEUTICALS — 3.1%
Eli Lilly & Co.	31,404	3,479,249
Johnson & Johnson	42,022	5,852,824
Merck & Co., Inc.	45,191	3,789,265
Pfizer, Inc.	106,420	4,610,115
		17,731,453
PROFESSIONAL SERVICES — 0.9%
Verisk Analytics, Inc.	36,046	5,279,297
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	31,483	3,612,989
SOFTWARE — 5.1%
ACI Worldwide, Inc. (b)	43,507	1,494,030
Adobe, Inc. (b)	11,367	3,349,287
Cadence Design Systems, Inc. (b)	46,699	3,306,756
Check Point Software Technologies, Ltd. (b)	28,352	3,277,775
Citrix Systems, Inc.	31,458	3,087,288
Intuit, Inc.	12,376	3,234,220
Microsoft Corp.	23,483	3,145,783
Oracle Corp.	72,887	4,152,372
Synopsys, Inc. (b)	29,821	3,837,665
		28,885,176
SPECIALTY RETAIL — 2.0%
Home Depot, Inc.	20,963	4,359,675
O'Reilly Automotive, Inc. (b)	8,320	3,072,743
TJX Cos., Inc.	78,533	4,152,825
		11,585,243
TOTAL COMMON STOCKS (Cost $524,705,875)		566,656,331

See accompanying notes to financial statements.
86

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $819,961)	819,961	$ 819,961
TOTAL INVESTMENTS — 99.8% (Cost $525,525,836)		567,476,292
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,115,844
NET ASSETS — 100.0%		$ 568,592,136

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$566,656,331	$—	$—	$566,656,331
Short-Term Investment	819,961	—	—	819,961
TOTAL INVESTMENTS	$567,476,292	$—	$—	$567,476,292
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131,783	$131,783	$ 8,766,205	$ 8,078,027	$—	$—	819,961	$819,961	$10,250
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	2,225,323	2,225,323	—	—	—	—	8,694
Total		$131,783	$10,991,528	$10,303,350	$—	$—		$819,961	$18,944
See accompanying notes to financial statements.
87

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.4%
Cubic Corp.	7,361	$ 474,637
National Presto Industries, Inc. (a)	5,795	540,616
		1,015,253
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	7,017	415,056
AUTO COMPONENTS — 0.6%
Cooper Tire & Rubber Co.	11,542	364,150
Dorman Products, Inc. (b)	5,039	439,099
Standard Motor Products, Inc.	7,951	360,498
Visteon Corp. (a) (b)	5,008	293,369
		1,457,116
BANKS — 15.3%
American National Bankshares, Inc.	19,095	739,931
Ames National Corp.	20,197	547,339
Arrow Financial Corp.	27,023	938,509
BancFirst Corp.	14,983	833,954
Bank of Hawaii Corp.	12,653	1,049,060
Bank of Marin Bancorp	20,831	854,488
BankFinancial Corp.	35,805	500,912
Bankwell Financial Group, Inc.	14,803	424,846
Banner Corp.	14,533	786,962
Baycom Corp. (b)	23,285	509,941
BCB Bancorp, Inc.	31,525	436,621
Brookline Bancorp, Inc.	61,986	953,345
Bryn Mawr Bank Corp.	21,628	807,157
Central Pacific Financial Corp.	27,848	834,326
City Holding Co.	10,310	786,241
Community Bank System, Inc.	12,253	806,738
Community Trust Bancorp, Inc.	20,881	883,057
Farmers National Banc Corp.	53,241	789,564
Financial Institutions, Inc.	26,240	764,896
First Bancshares, Inc.	27,221	825,885
First Bank (a)	39,215	460,384
First Busey Corp.	31,340	827,689
First Financial Corp.	17,192	690,431
First Mid-Illinois Bancshares, Inc.	25,975	907,047
Fulton Financial Corp.	50,797	831,547
Guaranty Bancshares, Inc.	18,997	591,757
HomeTrust Bancshares, Inc.	37,957	954,239
Independent Bank Corp.	50,940	1,109,983
Investar Holding Corp.	23,014	548,884
Investors Bancorp, Inc.	94,934	1,058,514
LCNB Corp.	28,667	544,673
Macatawa Bank Corp.	62,946	645,826
NBT Bancorp, Inc.	20,320	762,203
Nicolet Bankshares, Inc. (b)	15,999	992,898
Old Line Bancshares, Inc.	32,507	865,011
Park National Corp.	8,398	834,677
Parke Bancorp, Inc.	19,880	476,126
QCR Holdings, Inc.	26,223	914,396
Republic Bancorp, Inc. Class A	20,548	1,022,263
Sandy Spring Bancorp, Inc.	26,005	907,054
Security Description	Shares	Value
SB One Bancorp (a)	19,333	$ 432,093
Seacoast Banking Corp. of Florida (b)	27,143	690,518
Select Bancorp, Inc. (b)	39,094	447,235
Shore Bancshares, Inc.	28,853	471,458
Southern National Bancorp of Virginia, Inc.	46,920	718,345
TriCo Bancshares	19,404	733,471
Valley National Bancorp	77,354	833,876
		35,346,370
BIOTECHNOLOGY — 0.9%
Anika Therapeutics, Inc. (b)	8,256	335,359
BioSpecifics Technologies Corp. (b)	2,824	168,621
China Biologic Products Holdings, Inc. (a) (b)	2,361	225,003
Cyclerion Therapeutics, Inc. (b)	1,165	13,339
Emergent BioSolutions, Inc. (b)	4,271	206,332
Genomic Health, Inc. (b)	2,492	144,960
Ironwood Pharmaceuticals, Inc. (a) (b)	11,644	127,385
Ligand Pharmaceuticals, Inc. (a) (b)	1,328	151,591
Myriad Genetics, Inc. (b)	4,596	127,677
PDL BioPharma, Inc. (b)	51,154	160,624
Repligen Corp. (b)	2,611	224,415
Sinovac Biotech, Ltd. (b) (c)	30,008	194,152
		2,079,458
BUILDING PRODUCTS — 0.6%
AAON, Inc. (a)	10,494	526,589
CSW Industrials, Inc.	7,773	529,730
Simpson Manufacturing Co., Inc.	6,697	445,082
		1,501,401
CHEMICALS — 2.0%
Balchem Corp.	4,564	456,263
Cabot Corp.	10,198	486,547
Chase Corp.	4,133	444,876
HB Fuller Co.	11,299	524,274
Innospec, Inc.	4,113	375,270
Orion Engineered Carbons SA	20,703	443,251
Quaker Chemical Corp.	2,287	463,987
Sensient Technologies Corp.	11,994	881,319
Stepan Co.	3,932	361,390
Trecora Resources (b)	25,537	244,389
		4,681,566
COMMERCIAL SERVICES & SUPPLIES — 3.7%
ABM Industries, Inc.	25,514	1,020,560
Brady Corp. Class A	9,843	485,457
Covanta Holding Corp. (a)	22,745	407,363
Deluxe Corp.	11,445	465,354
Ennis, Inc.	26,043	534,402
Healthcare Services Group, Inc. (a)	16,914	512,832
Herman Miller, Inc.	10,496	469,171
Knoll, Inc.	15,975	367,105
Matthews International Corp. Class A	12,851	447,857
McGrath RentCorp	6,991	434,491
SP Plus Corp. (b)	12,506	399,317

See accompanying notes to financial statements.
88

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Tetra Tech, Inc.	9,349	$ 734,364
UniFirst Corp.	5,451	1,027,895
US Ecology, Inc.	7,401	440,656
Viad Corp.	10,254	679,225
		8,426,049
COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	20,259	308,950
EchoStar Corp. Class A (b)	12,812	567,828
Gilat Satellite Networks, Ltd.	34,863	294,592
InterDigital, Inc.	5,076	326,894
Ituran Location & Control, Ltd.	18,023	542,312
NetScout Systems, Inc. (b)	11,409	289,675
Radware, Ltd. (b)	18,385	454,661
Viavi Solutions, Inc. (b)	24,815	329,791
		3,114,703
CONSTRUCTION & ENGINEERING — 0.2%
Valmont Industries, Inc.	4,212	534,124
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,164	478,703
CONTAINERS & PACKAGING — 0.7%
Silgan Holdings, Inc.	33,979	1,039,758
UFP Technologies, Inc. (b)	15,317	637,340
		1,677,098
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	12,547	335,130
DIVERSIFIED CONSUMER SERVICES — 0.8%
Carriage Services, Inc.	20,100	382,101
Graham Holdings Co. Class B	1,381	952,931
Sotheby's (a) (b)	7,788	452,717
		1,787,749
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Compass Diversified Holdings	54,816	1,047,534
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
ATN International, Inc.	6,138	354,347
Cogent Communications Holdings, Inc.	11,273	669,165
Consolidated Communications Holdings, Inc. (a)	25,304	124,748
ORBCOMM, Inc. (b)	53,411	387,230
		1,535,490
ELECTRIC UTILITIES — 1.3%
El Paso Electric Co.	16,554	1,082,632
MGE Energy, Inc.	13,227	966,629
Otter Tail Corp.	17,537	926,129
		2,975,390
ELECTRICAL EQUIPMENT — 0.9%
AZZ, Inc.	8,811	405,482
EnerSys	6,228	426,618
Generac Holdings, Inc. (b)	7,064	490,312
Regal Beloit Corp.	5,324	435,024
Security Description	Shares	Value
Thermon Group Holdings, Inc. (b)	16,555	$ 424,636
		2,182,072
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Badger Meter, Inc.	9,703	579,172
Benchmark Electronics, Inc.	19,151	481,073
CTS Corp.	12,694	350,101
ePlus, Inc. (b)	3,644	251,217
Plexus Corp. (b)	10,160	593,039
ScanSource, Inc. (b)	11,325	368,742
Vishay Intertechnology, Inc.	19,840	327,757
		2,951,101
ENERGY EQUIPMENT & SERVICES — 0.5%
Core Laboratories NV	3,064	160,186
Dril-Quip, Inc. (a) (b)	5,175	248,400
Exterran Corp. (b)	10,017	142,442
Natural Gas Services Group, Inc. (b)	11,967	197,456
Newpark Resources, Inc. (b)	20,488	152,021
Oceaneering International, Inc. (b)	11,985	244,374
Patterson-UTI Energy, Inc.	11,548	132,917
		1,277,796
ENTERTAINMENT — 0.5%
Manchester United PLC Class A (a)	22,374	404,522
Marcus Corp.	11,950	393,872
Reading International, Inc. Class A (b)	21,203	275,215
		1,073,609
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.6%
Acadia Realty Trust REIT	27,633	756,315
Agree Realty Corp. REIT	15,463	990,405
American Assets Trust, Inc. REIT	21,447	1,010,582
Armada Hoffler Properties, Inc. REIT	77,869	1,288,732
Brandywine Realty Trust REIT	50,427	722,115
City Office REIT, Inc.	87,099	1,044,317
Columbia Property Trust, Inc. REIT	47,878	992,990
Corporate Office Properties Trust REIT	28,437	749,884
Easterly Government Properties, Inc. REIT	66,125	1,197,524
Empire State Realty OP L.P.	62,273	921,684
Empire State Realty Trust, Inc. Class A REIT	66,281	981,621
Getty Realty Corp. REIT	39,650	1,219,634
Gladstone Commercial Corp. REIT	44,702	948,576
Independence Realty Trust, Inc. REIT	90,071	1,042,121
iStar, Inc. REIT (a)	101,569	1,261,487
LTC Properties, Inc. REIT	19,333	882,745
Monmouth Real Estate Investment Corp. REIT	68,654	930,262
National Health Investors, Inc. REIT	12,522	977,092
One Liberty Properties, Inc. REIT	32,510	941,489
Paramount Group, Inc. REIT	68,677	962,165
Physicians Realty Trust REIT	42,886	747,932

See accompanying notes to financial statements.
89

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Piedmont Office Realty Trust, Inc. Class A REIT	58,561	$ 1,167,121
Retail Opportunity Investments Corp. REIT	55,928	958,047
Retail Properties of America, Inc. Class A REIT	75,298	885,504
Rexford Industrial Realty, Inc. REIT	28,010	1,130,764
RPT Realty REIT (a)	70,090	848,790
Terreno Realty Corp. REIT	23,624	1,158,521
UMH Properties, Inc. REIT (a)	56,408	700,023
Urstadt Biddle Properties, Inc. Class A REIT	37,069	778,449
Washington Real Estate Investment Trust	30,303	809,999
		29,006,890
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	9,257	252,160
PriceSmart, Inc.	7,908	404,257
Village Super Market, Inc. Class A	14,321	379,650
Weis Markets, Inc.	12,700	462,407
		1,498,474
FOOD PRODUCTS — 1.6%
Adecoagro SA (b)	49,116	350,688
Cal-Maine Foods, Inc. (a)	7,458	311,148
Farmer Brothers Co. (a) (b)	17,558	287,425
Fresh Del Monte Produce, Inc.	16,941	456,560
Hostess Brands, Inc. (b)	28,378	409,778
J&J Snack Foods Corp.	6,624	1,066,133
Landec Corp. (b)	36,974	346,446
Sanderson Farms, Inc. (a)	2,830	386,465
		3,614,643
GAS UTILITIES — 0.4%
Northwest Natural Holding Co.	12,453	865,483
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
AngioDynamics, Inc. (b)	19,335	380,706
AtriCure, Inc. (b)	8,108	241,943
Avanos Medical, Inc. (b)	5,582	243,431
Cantel Medical Corp.	5,493	442,956
CONMED Corp.	5,498	470,464
CryoLife, Inc. (b)	11,644	348,505
Cutera, Inc. (b)	9,265	192,527
Globus Medical, Inc. Class A (b)	8,173	345,718
Heska Corp. (b)	2,148	182,945
LeMaitre Vascular, Inc.	7,142	199,833
Meridian Bioscience, Inc.	24,360	289,397
Merit Medical Systems, Inc. (b)	3,852	229,425
Natus Medical, Inc. (b)	9,862	253,355
Neogen Corp. (b)	4,648	288,687
NuVasive, Inc. (b)	4,982	291,646
Orthofix Medical, Inc. (b)	5,823	307,920
Oxford Immunotec Global PLC (b)	10,803	148,649
Quidel Corp. (a) (b)	2,802	166,215
RTI Surgical Holdings, Inc. (b)	33,196	141,083
Security Description	Shares	Value
Surmodics, Inc. (b)	3,666	$ 158,261
		5,323,666
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	6,026	210,609
Addus HomeCare Corp. (b)	2,756	206,562
Brookdale Senior Living, Inc. (b)	29,087	209,717
CorVel Corp. (b)	5,830	507,268
Ensign Group, Inc.	5,347	304,351
LHC Group, Inc. (b)	2,329	278,502
Magellan Health, Inc. (b)	3,884	288,309
MEDNAX, Inc. (b)	14,404	363,413
National HealthCare Corp.	14,975	1,215,221
Owens & Minor, Inc. (a)	45,814	146,605
Patterson Cos., Inc. (a)	17,579	402,559
Premier, Inc. Class A (b)	21,971	859,286
Select Medical Holdings Corp. (b)	17,965	285,105
US Physical Therapy, Inc.	3,734	457,677
		5,735,184
HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (b)	30,444	354,064
HealthStream, Inc. (b)	11,563	299,019
Omnicell, Inc. (b)	3,894	335,001
		988,084
HOTELS, RESTAURANTS & LEISURE — 3.3%
Bloomin' Brands, Inc.	17,531	331,511
Brinker International, Inc. (a)	8,973	353,088
Century Casinos, Inc. (b)	38,189	370,433
Cheesecake Factory, Inc. (a)	16,471	720,112
Churchill Downs, Inc. (a)	6,839	786,964
Denny's Corp. (b)	27,154	557,472
Hyatt Hotels Corp. Class A	8,602	654,870
International Speedway Corp. Class A	16,398	736,106
Jack in the Box, Inc.	5,141	418,426
Lindblad Expeditions Holdings, Inc. (b)	44,189	793,193
Monarch Casino & Resort, Inc. (b)	7,518	321,319
Playa Hotels & Resorts NV (b)	121,375	935,801
Potbelly Corp. (b)	36,122	183,861
Ruth's Hospitality Group, Inc.	19,280	437,849
		7,601,005
HOUSEHOLD DURABLES — 1.3%
Ethan Allen Interiors, Inc.	17,163	361,453
Helen of Troy, Ltd. (b)	3,702	483,444
M/I Homes, Inc. (b)	12,177	347,532
MDC Holdings, Inc.	15,732	515,695
Meritage Homes Corp. (b)	8,444	433,515
Taylor Morrison Home Corp. Class A (b)	18,138	380,172
TRI Pointe Group, Inc. (b)	24,019	287,507
Tupperware Brands Corp.	12,760	242,823
		3,052,141

See accompanying notes to financial statements.
90

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co. (a)	4,975	$ 791,224
INSURANCE — 4.5%
AMERISAFE, Inc.	12,770	814,343
Argo Group International Holdings, Ltd.	16,316	1,208,200
Donegal Group, Inc. Class A	35,800	546,666
Enstar Group, Ltd. (b)	5,798	1,010,476
Horace Mann Educators Corp.	24,101	971,029
Protective Insurance Corp. Class B	27,138	471,387
RLI Corp.	10,754	921,725
Safety Insurance Group, Inc.	12,433	1,182,751
Third Point Reinsurance, Ltd. (b)	78,419	809,284
White Mountains Insurance Group, Ltd.	2,315	2,364,680
		10,300,541
IT SERVICES — 2.1%
Cass Information Systems, Inc.	7,713	373,926
CoreLogic, Inc. (b)	15,726	657,819
CSG Systems International, Inc.	10,730	523,946
EVERTEC, Inc.	14,215	464,830
ExlService Holdings, Inc. (b)	8,080	534,330
ManTech International Corp. Class A	10,336	680,626
NIC, Inc.	22,123	354,853
Perficient, Inc. (b)	14,630	502,102
Sykes Enterprises, Inc. (b)	23,820	654,097
		4,746,529
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co.	20,962	359,708
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Luminex Corp.	14,245	294,017
MACHINERY — 2.9%
Alamo Group, Inc.	3,783	378,035
Albany International Corp. Class A	5,499	455,922
Barnes Group, Inc.	7,723	435,114
Douglas Dynamics, Inc.	9,799	389,902
ESCO Technologies, Inc.	8,455	698,552
Franklin Electric Co., Inc.	7,880	374,300
Hillenbrand, Inc.	13,807	546,343
Kadant, Inc.	4,437	402,924
Lindsay Corp. (a)	7,386	607,203
Mueller Water Products, Inc. Class A	37,355	366,826
RBC Bearings, Inc. (b)	3,334	556,144
Rexnord Corp. (b)	14,671	443,358
Tennant Co.	6,124	374,789
Watts Water Technologies, Inc. Class A	7,561	704,534
		6,733,946
MEDIA — 1.6%
AMC Networks, Inc. Class A (a) (b)	8,306	452,594
John Wiley & Sons, Inc. Class A	15,414	706,886
Loral Space & Communications, Inc. (b)	15,775	544,395
Meredith Corp. (a)	6,512	358,551
Security Description	Shares	Value
MSG Networks, Inc. Class A (b)	15,442	$ 320,267
New Media Investment Group, Inc.	32,491	306,715
Scholastic Corp.	16,890	561,423
TEGNA, Inc.	22,839	346,011
		3,596,842
METALS & MINING — 0.6%
Compass Minerals International, Inc.	7,553	415,037
Kaiser Aluminum Corp.	5,422	529,242
Worthington Industries, Inc.	9,380	377,639
		1,321,918
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 8.8%
AG Mortgage Investment Trust, Inc. REIT	55,998	890,368
Anworth Mortgage Asset Corp. REIT (a)	230,473	873,493
Apollo Commercial Real Estate Finance, Inc. REIT	142,816	2,626,386
Arbor Realty Trust, Inc. REIT (a)	64,370	780,164
Ares Commercial Real Estate Corp. REIT	60,999	906,445
ARMOUR Residential REIT, Inc. (a)	57,384	1,069,638
Capstead Mortgage Corp. REIT	130,673	1,091,120
Cherry Hill Mortgage Investment Corp. REIT (a)	36,649	586,384
Dynex Capital, Inc. REIT (a)	54,971	920,763
Ellington Financial, Inc.	67,990	1,221,780
Great Ajax Corp. REIT (a)	37,878	530,292
Invesco Mortgage Capital, Inc. REIT	69,761	1,124,547
Ladder Capital Corp. REIT	48,214	800,835
MFA Financial, Inc. REIT	257,429	1,848,340
PennyMac Mortgage Investment Trust REIT (a)	42,623	930,460
Ready Capital Corp. REIT (a)	59,271	883,138
Redwood Trust, Inc. REIT	56,276	930,242
Two Harbors Investment Corp. REIT	108,594	1,375,886
Western Asset Mortgage Capital Corp. REIT	81,275	811,125
		20,201,406
MULTI-UTILITIES — 0.5%
Unitil Corp.	19,280	1,154,679
OIL, GAS & CONSUMABLE FUELS — 1.7%
Antero Resources Corp. (a) (b)	27,278	150,847
Centennial Resource Development, Inc. Class A (b)	16,860	127,967
Delek US Holdings, Inc.	4,447	180,193
Evolution Petroleum Corp.	30,780	220,077
Green Plains, Inc.	11,225	121,006
Gulfport Energy Corp. (b)	25,082	123,153
Matador Resources Co. (a) (b)	7,841	155,879
NextDecade Corp. (a) (b)	56,250	355,500
Panhandle Oil and Gas, Inc. Class A	10,892	142,032
Par Pacific Holdings, Inc. (b)	17,902	367,349
PDC Energy, Inc. (a) (b)	3,474	125,272
Permian Basin Royalty Trust (a)	36,749	223,801

See accompanying notes to financial statements.
91

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Range Resources Corp. (a)	13,694	$ 95,584
REX American Resources Corp. (b)	2,723	198,507
Sabine Royalty Trust (a)	8,219	395,909
SemGroup Corp. Class A	10,340	124,080
Ship Finance International, Ltd. (a)	40,825	510,721
SilverBow Resources, Inc. (b)	11,338	157,031
Teekay Tankers, Ltd. Class A (b)	191,213	244,753
		4,019,661
PAPER & FOREST PRODUCTS — 0.3%
Neenah, Inc.	9,005	608,288
PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	12,497	336,794
Inter Parfums, Inc.	4,293	285,442
		622,236
PHARMACEUTICALS — 0.3%
Amneal Pharmaceuticals, Inc. (b)	11,038	79,142
Amphastar Pharmaceuticals, Inc. (b)	8,943	188,787
Prestige Consumer Healthcare, Inc. (a) (b)	12,342	390,995
		658,924
PROFESSIONAL SERVICES — 1.5%
CBIZ, Inc. (b)	30,892	605,174
Exponent, Inc.	11,840	693,113
Forrester Research, Inc.	12,196	573,578
ICF International, Inc.	5,659	411,975
Kelly Services, Inc. Class A	20,152	527,781
Resources Connection, Inc.	22,185	355,182
WageWorks, Inc. (b)	5,716	290,316
		3,457,119
ROAD & RAIL — 0.4%
Heartland Express, Inc.	30,491	550,972
Werner Enterprises, Inc.	14,398	447,490
		998,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Advanced Energy Industries, Inc. (b)	5,818	327,379
Cabot Microelectronics Corp.	3,957	435,586
Cirrus Logic, Inc. (b)	7,248	316,738
Diodes, Inc. (b)	9,464	344,206
DSP Group, Inc. (b)	36,528	524,542
KLA-Tencor Corp.	1,486	175,704
Kulicke & Soffa Industries, Inc.	14,081	317,526
Nova Measuring Instruments, Ltd. (b)	13,949	356,955
Photronics, Inc. (b)	33,930	278,226
Power Integrations, Inc.	4,826	386,949
Rambus, Inc. (b)	27,965	336,699
Silicon Laboratories, Inc. (b)	4,184	432,625
		4,233,135
SOFTWARE — 2.0%
Agilysys, Inc. (b)	16,583	356,037
Allot, Ltd. (b)	40,339	290,844
American Software, Inc. Class A	32,944	433,214
Security Description	Shares	Value
Bottomline Technologies DE, Inc. (b)	7,935	$ 351,045
Cision, Ltd. (b)	39,610	464,625
CommVault Systems, Inc. (b)	4,799	238,126
Manhattan Associates, Inc. (b)	5,291	366,825
MicroStrategy, Inc. Class A (b)	2,458	352,256
Model N, Inc. (b)	18,373	358,274
Monotype Imaging Holdings, Inc.	16,355	275,418
Progress Software Corp.	13,718	598,379
Verint Systems, Inc. (b)	9,460	508,759
		4,593,802
SPECIALTY RETAIL — 1.6%
Asbury Automotive Group, Inc. (b)	5,206	439,074
AutoNation, Inc. (b)	10,004	419,568
Bed Bath & Beyond, Inc. (a)	22,589	262,484
Dick's Sporting Goods, Inc. (a)	8,889	307,826
GameStop Corp. Class A (a)	26,563	145,300
Haverty Furniture Cos., Inc.	14,149	240,957
Monro, Inc. (a)	5,941	506,767
Murphy USA, Inc. (b)	5,192	436,284
Sally Beauty Holdings, Inc. (a) (b)	22,722	303,112
Sonic Automotive, Inc. Class A	25,409	593,300
		3,654,672
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Electronics For Imaging, Inc. (b)	12,743	470,344
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Culp, Inc.	20,870	396,530
Steven Madden, Ltd.	19,809	672,516
Unifi, Inc. (b)	15,462	280,944
Wolverine World Wide, Inc.	11,304	311,312
		1,661,302
THRIFTS & MORTGAGE FINANCE — 6.5%
Capitol Federal Financial, Inc.	110,249	1,518,129
FS Bancorp, Inc.	8,498	440,791
Kearny Financial Corp.	81,537	1,083,627
Meridian Bancorp, Inc.	88,136	1,576,753
Northfield Bancorp, Inc.	85,217	1,330,237
Northwest Bancshares, Inc.	72,776	1,281,585
Oritani Financial Corp. (a)	71,349	1,265,731
Provident Financial Services, Inc.	37,059	898,681
Southern Missouri Bancorp, Inc.	19,450	677,443
Territorial Bancorp, Inc.	19,670	607,803
United Community Financial Corp.	88,236	844,419
United Financial Bancorp, Inc.	59,208	839,569
Washington Federal, Inc.	27,946	976,154
Waterstone Financial, Inc.	58,342	995,315
Western New England Bancorp, Inc.	60,000	560,400
		14,896,637
TOBACCO — 0.5%
Standard Diversified, Inc. (b)	13,014	248,567
Universal Corp.	5,347	324,937

See accompanying notes to financial statements.
92

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Vector Group, Ltd. (a)	59,893	$ 583,957
		1,157,461
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	8,545	525,774
GATX Corp. (a)	6,146	487,316
Kaman Corp.	15,128	963,502
MRC Global, Inc. (b)	8,892	152,231
NOW, Inc. (b)	14,211	209,755
Rush Enterprises, Inc. Class A	9,356	341,681
		2,680,259
WATER UTILITIES — 0.7%
American States Water Co.	11,924	897,162
Connecticut Water Service, Inc.	10,274	716,303
		1,613,465
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Spok Holdings, Inc.	31,613	475,460
Telephone & Data Systems, Inc.	13,201	401,310
		876,770
TOTAL COMMON STOCKS (Cost $223,458,955)		229,281,685
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	440,161	440,161
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	1,651,979	$ 1,651,979
TOTAL SHORT-TERM INVESTMENTS (Cost $2,092,140)		2,092,140
TOTAL INVESTMENTS — 100.3% (Cost $225,551,095)		231,373,825
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(788,424)
NET ASSETS — 100.0%		$ 230,585,401
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $194,152 representing 0.1% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$229,087,533	$194,152	$—	$229,281,685
Short-Term Investments	2,092,140	—	—	2,092,140
TOTAL INVESTMENTS	$231,179,673	$194,152	$—	$231,373,825
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	229,657	$ 229,657	$14,424,329	$14,213,825	$—	$—	440,161	$ 440,161	$ 5,592
State Street Navigator Securities Lending Government Money Market Portfolio	2,526,649	2,526,649	14,337,008	16,863,657	—	—	—	—	40,223
State Street Navigator Securities Lending Portfolio III	—	—	5,958,526	4,306,547	—	—	1,651,979	1,651,979	2,327
Total		$2,756,306	$34,719,863	$35,384,029	$—	$—		$2,092,140	$48,142
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$425,268,257	$434,718,165	$524,628,137
Investments in affiliated issuers, at value	3,057,274	921,322	458,647
Total Investments	428,325,531	435,639,487	525,086,784
Cash	4	1	—
Receivable for investments sold	309,010,465	183,505,353	298,723,162
Receivable for fund shares sold	153,640,206	77,569,493	149,856,405
Dividends receivable — unaffiliated issuers	1,210,220	524,503	766,544
Dividends receivable — affiliated issuers	1,222	1,757	1,407
Securities lending income receivable — unaffiliated issuers	1,102	1,270	1,690
Securities lending income receivable — affiliated issuers	291	399	259
TOTAL ASSETS	892,189,041	697,242,263	974,436,251
LIABILITIES
Payable upon return of securities loaned	1,432,183	594,467	90,960
Payable for investments purchased	308,029,302	181,918,330	296,807,462
Payable for fund shares repurchased	156,103,430	78,847,892	152,339,665
Advisory fee payable	72,498	71,877	87,611
Trustees’ fees and expenses payable	731	1,035	833
Accrued expenses and other liabilities	843	2,283	2,512
TOTAL LIABILITIES	465,638,987	261,435,884	449,329,043
NET ASSETS	$426,550,054	$435,806,379	$525,107,208
NET ASSETS CONSIST OF:
Paid-in Capital	$436,772,284	$450,514,022	$479,622,515
Total distributable earnings (loss)	(10,222,230)	(14,707,643)	45,484,693
NET ASSETS	$426,550,054	$435,806,379	$525,107,208
NET ASSET VALUE PER SHARE
Net asset value per share	$ 70.62	$ 73.00	$ 80.17
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,040,000	5,970,000	6,550,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$412,623,073	$392,434,963	$465,268,250
Investments in affiliated issuers	3,057,486	937,402	458,647
Total cost of investments	$415,680,559	$393,372,365	$465,726,897
* Includes investments in securities on loan, at value	$ 12,995,606	$ 13,062,774	$ 16,987,279
See accompanying notes to financial statements.
94

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$20,116,946	$18,631,989	$51,101,207	$566,656,331	$229,281,685
26,738	94,080	76,802	819,961	2,092,140
20,143,684	18,726,069	51,178,009	567,476,292	231,373,825
—	124	6	39,861	1
—	—	—	—	401,593
—	—	—	2,855	—
24,509	17,927	41,899	1,122,011	651,243
77	309	110	1,851	769
100	48	58	734	1,630
—	59	19	—	1,140
20,168,370	18,744,536	51,220,101	568,643,604	232,430,201

—	36,403	35,537	—	1,651,979
—	—	—	—	170,531
—	—	—	—	—
5,643	1,836	4,971	51,304	21,895
30	32	50	164	395
—	—	—	—	—
5,673	38,271	40,558	51,468	1,844,800
$20,162,697	$18,706,265	$51,179,543	$568,592,136	$230,585,401

$21,124,525	$19,984,779	$50,371,387	$529,173,060	$237,448,898
(961,828)	(1,278,514)	808,156	39,419,076	(6,863,497)
$20,162,697	$18,706,265	$51,179,543	$568,592,136	$230,585,401

$ 67.21	$ 103.92	$ 127.95	$ 107.69	$ 93.35
300,000	180,000	400,000	5,280,000	2,470,000

$20,051,068	$19,434,331	$46,951,156	$524,705,875	$223,458,955
26,738	108,179	77,382	819,961	2,092,140
$20,077,806	$19,542,510	$47,028,538	$525,525,836	$225,551,095
$ 880,579	$ 464,053	$ 547,064	$ 13,313,663	$ 18,289,468
95

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 14,060,265	$ 8,401,422	$10,047,450
Dividend income — affiliated issuers	7,830	13,383	10,556
Unaffiliated securities lending income	19,387	17,480	18,167
Affiliated securities lending income	4,283	15,238	3,725
Foreign taxes withheld	(1,243)	(1,104)	(480)
TOTAL INVESTMENT INCOME (LOSS)	14,090,522	8,446,419	10,079,418
EXPENSES
Advisory fee	824,384	988,142	946,404
Trustees’ fees and expenses	7,406	9,819	8,403
TOTAL EXPENSES	831,790	997,961	954,807
NET INVESTMENT INCOME (LOSS)	$ 13,258,732	$ 7,448,458	$ 9,124,611
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(14,298,794)	(50,732,597)	(6,087,315)
Investments — affiliated issuers	—	(75,190)	—
In-kind redemptions — unaffiliated issuers	39,885,379	57,815,775	48,533,060
In-kind redemptions — affiliated issuers	—	—	—
Net realized gain (loss)	25,586,585	7,007,988	42,445,745
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(21,182,855)	(6,056,745)	7,640,277
Investments — affiliated issuers	(212)	(47,608)	—
Net change in unrealized appreciation/depreciation	(21,183,067)	(6,104,353)	7,640,277
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,403,518	903,635	50,086,022
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 17,662,250	$ 8,352,093	$59,210,633
See accompanying notes to financial statements.
96

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

409,548	$ 566,465	$ 678,885	$ 5,285,998	$ 5,618,606
727	1,174	1,016	10,250	5,592
571	870	614	3,600	24,258
68	965	303	8,694	42,550
—	(10)	(17)	—	(11,744)
410,914	569,464	680,801	5,308,542	5,679,262

81,627	27,476	47,530	275,074	242,833
394	392	632	2,726	3,623
82,021	27,868	48,162	277,800	246,456
$ 328,893	$ 541,596	$ 632,639	$ 5,030,742	$ 5,432,806

(691,782)	(159,080)	(2,645,755)	(1,191,410)	(5,131,617)
(50,103)	—	(6,778)	—	—
1,170,086	762,728	2,976,167	24,011,487	11,515,689
(4,441)	(1,866)	390	—	—
423,760	601,782	324,024	22,820,077	6,384,072

(219,753)	(404,290)	2,330,223	32,184,844	(6,689,060)
2,650	(13,100)	(1,982)	—	—
(217,103)	(417,390)	2,328,241	32,184,844	(6,689,060)
206,657	184,392	2,652,265	55,004,921	(304,988)
$ 535,550	$ 725,988	$ 3,284,904	$60,035,663	$ 5,127,818
97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,258,732	$ 12,656,120	$ 7,448,458	$ 8,595,805
Net realized gain (loss)	25,586,585	29,940,396	7,007,988	40,779,425
Net change in unrealized appreciation/depreciation	(21,183,067)	4,825,124	(6,104,353)	15,877,929
Net increase (decrease) in net assets resulting from operations	17,662,250	47,421,640	8,352,093	65,253,159
Net equalization credits and charges	(131,296)	(11,954)	(122,214)	140,239
Distributions to shareholders (Note 10)	(13,861,913)	(43,411,988)	(7,805,210)	(40,887,974)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	187,030,800	124,584,628	115,679,597	270,896,971
Cost of shares redeemed	(169,260,215)	(120,920,703)	(281,990,931)	(162,823,725)
Net income equalization	131,296	11,954	122,214	(140,239)
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	17,901,881	3,675,879	(166,189,120)	107,933,007
Net increase (decrease) in net assets during the period	21,570,922	7,673,577	(165,764,451)	132,438,431
Net assets at beginning of period	404,979,132	397,305,555	601,570,830	469,132,399
NET ASSETS AT END OF PERIOD	$ 426,550,054	$ 404,979,132	$ 435,806,379	$ 601,570,830
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,700,000	1,750,000	1,660,000	3,650,000
Shares redeemed	(2,410,000)	(1,700,000)	(3,940,000)	(2,200,000)
Net increase (decrease) from share transactions	290,000	50,000	(2,280,000)	1,450,000
See accompanying notes to financial statements.
98

SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 500 Buyback ETF		SPDR S&P 1500 Value Tilt ETF
Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18

$ 9,124,611	$ 8,494,430	$ 328,893	$ 158,921	$ 541,596	$ 278,966
42,445,745	28,972,388	423,760	1,388,223	601,782	2,290,733
7,640,277	9,951,280	(217,103)	(323,979)	(417,390)	(1,190,899)
59,210,633	47,418,098	535,550	1,223,165	725,988	1,378,800
(60,844)	16,120	(748)	5,499	(11,824)	10,283
(9,571,909)	(31,729,513)	(353,529)	(245,042)	(558,185)	(290,092)

175,844,482	136,166,656	29,778,242	12,731,816	15,821,797	15,168,653
(156,073,729)	(128,579,316)	(25,480,319)	(6,435,657)	(12,514,688)	(10,254,116)
60,844	(16,120)	748	(5,499)	11,824	(10,283)
—	—	9,427	—	—	—
19,831,597	7,571,220	4,308,098	6,290,660	3,318,933	4,904,254
69,409,477	23,275,925	4,489,371	7,274,282	3,474,912	6,003,245
455,697,731	432,421,806	15,673,326	8,399,044	15,231,353	9,228,108
$ 525,107,208	$ 455,697,731	$ 20,162,697	$15,673,326	$ 18,706,265	$ 15,231,353

2,250,000	1,850,000	450,000	200,000	150,000	150,000
(1,950,000)	(1,750,000)	(400,000)	(100,000)	(120,000)	(100,000)
300,000	100,000	50,000	100,000	30,000	50,000
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 632,639	$ 360,369	$ 5,030,742	$ 1,895,887
Net realized gain (loss)	324,024	4,077,091	22,820,077	1,883,202
Net change in unrealized appreciation/depreciation	2,328,241	(569,408)	32,184,844	4,044,729
Net increase (decrease) in net assets resulting from operations	3,284,904	3,868,052	60,035,663	7,823,818
Net equalization credits and charges	48,571	(1,313)	914,623	25,345
Distributions to shareholders (Note 10)	(685,819)	(364,968)	(5,400,389)	(4,095,040)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	36,732,110	17,906,583	551,982,616	35,672,557
Cost of shares redeemed	(17,889,150)	(11,983,403)	(141,679,159)	(13,408,638)
Net income equalization	(48,571)	1,313	(914,623)	(25,345)
Net increase (decrease) in net assets from beneficial interest transactions	18,794,389	5,924,493	409,388,834	22,238,574
Net increase (decrease) in net assets during the period	21,442,045	9,426,264	464,938,731	25,992,697
Net assets at beginning of period	29,737,498	20,311,234	103,653,405	77,660,708
NET ASSETS AT END OF PERIOD	$ 51,179,543	$ 29,737,498	$ 568,592,136	$103,653,405
SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	150,000	5,550,000	400,000
Shares redeemed	(150,000)	(100,000)	(1,420,000)	(150,000)
Net increase (decrease) from share transactions	150,000	50,000	4,130,000	250,000
See accompanying notes to financial statements.
100

SPDR SSGA US Small Cap Low Volatility Index ETF
Year Ended 6/30/19	Year Ended 6/30/18

$ 5,432,806	$ 5,465,636
6,384,072	15,199,276
(6,689,060)	1,831,693
5,127,818	22,496,605
(25,275)	(217,257)
(6,092,139)	(17,519,947)

100,120,769	113,637,240
(68,309,739)	(130,591,983)
25,275	217,257
31,836,305	(16,737,486)
30,846,709	(11,978,085)
199,738,692	211,716,777
$230,585,401	$ 199,738,692

1,110,000	1,250,000
(740,000)	(1,450,000)
370,000	(200,000)
101

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$ 70.43	$ 69.70	$ 63.57	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.23	2.21	2.08	1.21
Net realized and unrealized gain (loss) (b)	0.32	6.14	8.30	3.48
Total from investment operations	2.55	8.35	10.38	4.69
Net equalization credits and charges (a)	(0.02)	(0.00)(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(2.34)	(2.36)	(2.15)	(1.13)
Net realized gains	—	(5.26)	(2.10)	—
Total distributions	(2.34)	(7.62)	(4.25)	(1.13)
Net asset value, end of period	$ 70.62	$ 70.43	$ 69.70	$ 63.57
Total return (d)	3.79%	12.25%	16.61%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$426,550	$404,979	$397,306	$359,191
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	3.22%	3.15%	3.06%	3.50%(e)
Portfolio turnover rate (f)	42%	36%	42%	44%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$ 72.92	$ 68.99	$ 61.23	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.08	1.16	1.11	0.65
Net realized and unrealized gain (loss) (b)	0.17	8.38	7.80	1.19
Total from investment operations	1.25	9.54	8.91	1.84
Net equalization credits and charges (a)	(0.02)	0.02	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.15)	(1.19)	(1.15)	(0.61)
Net realized gains	—	(4.44)	—	—
Total distributions	(1.15)	(5.63)	(1.15)	(0.61)
Net asset value, end of period	$ 73.00	$ 72.92	$ 68.99	$ 61.23
Total return (d)	1.78%	13.97%	14.66%	3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$435,806	$601,571	$469,132	$345,946
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.51%	1.59%	1.70%	1.91%(e)
Portfolio turnover rate (f)	40%	112%	101%	55%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$ 72.91	$ 70.31	$ 63.78	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.45	1.36	1.26	0.79
Net realized and unrealized gain (loss) (b)	7.34	6.31	7.69	3.73
Total from investment operations	8.79	7.67	8.95	4.52
Net equalization credits and charges (a)	(0.01)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.52)	(1.41)	(1.29)	(0.75)
Net realized gains	—	(3.66)	(1.13)	—
Total distributions	(1.52)	(5.07)	(2.42)	(0.75)
Net asset value, end of period	$ 80.17	$ 72.91	$ 70.31	$ 63.78
Total return (d)	12.23%	11.03%	14.27%	7.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$525,107	$455,698	$432,422	$385,862
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.93%	1.87%	1.88%	2.28%(e)
Portfolio turnover rate (f)	33%	31%	37%	68%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Buyback ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 2/4/15* - 6/30/15
Net asset value, beginning of period	$ 62.69	$ 55.99	$46.16	$50.09	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.91	0.78	0.71	0.78	0.26
Net realized and unrealized gain (loss) (b)	4.47	7.06	9.79	(3.50)	—
Total from investment operations	5.38	7.84	10.50	(2.72)	0.26
Net equalization credits and charges (a)	(0.00)(c)	0.03	(0.01)	(0.01)	0.07
Other capital (a)	0.03	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.89)	(1.17)	(0.74)	(0.80)	(0.24)
Net realized gains	—	—	—	(0.40)	—
Total distributions	(0.89)	(1.17)	(0.74)	(1.20)	(0.24)
Net asset value, end of period	$ 67.21	$ 62.69	$55.99	$46.16	$ 50.09
Total return (d)	8.70%	14.08%	23.02%(e)	(5.43)%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,163	$15,673	$8,399	$9,232	$15,028
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%(f)
Net investment income (loss)	1.41%	1.28%	1.36%	1.65%	1.28%(f)
Portfolio turnover rate (g)	72%	78%	97%	98%	18%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended June 30, 2017, the total return would have remained 22.82%. See Note 3.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$101.54	$ 92.28	$78.89	$83.36	$ 84.11
Income (loss) from investment operations:
Net investment income (loss) (a)	2.41	2.11	1.89	1.88	1.74
Net realized and unrealized gain (loss) (b)	2.54	9.18	13.40	(1.28)	2.19
Total from investment operations	4.95	11.29	15.29	0.60	3.93
Net equalization credits and charges (a)	(0.05)	0.08	(0.01)	(0.05)	0.10
Distributions to shareholders from:
Net investment income	(2.52)	(2.11)	(1.89)	(1.92)	(1.71)
Net realized gains	—	—	—	(3.10)	(3.07)
Total distributions	(2.52)	(2.11)	(1.89)	(5.02)	(4.78)
Net asset value, end of period	$103.92	$101.54	$92.28	$78.89	$ 83.36
Total return (c)	4.93%	12.38%	19.51%	0.87%	4.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,706	$15,231	$9,228	$3,944	$12,504
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.12%	0.13%	0.24%
Net investment income (loss)	2.37%	2.11%	2.14%	2.37%	2.06%
Portfolio turnover rate (d)	13%	14%	18%	12%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$118.95	$101.56	$ 90.70	$ 88.05	$ 83.39
Income (loss) from investment operations:
Net investment income (loss) (a)	1.93	1.68	1.85	1.58	1.39
Net realized and unrealized gain (loss) (b)	8.87	17.44	10.81	2.72	4.85
Total from investment operations	10.80	19.12	12.66	4.30	6.24
Net equalization credits and charges (a)	0.15	(0.01)	0.10	(0.04)	(0.03)
Distributions to shareholders from:
Net investment income	(1.95)	(1.72)	(1.90)	(1.61)	(1.27)
Net realized gains	—	—	—	—	(0.28)
Total distributions	(1.95)	(1.72)	(1.90)	(1.61)	(1.55)
Net asset value, end of period	$127.95	$118.95	$101.56	$ 90.70	$ 88.05
Total return (c)	9.31%	18.91%	14.20%	4.93%	7.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$51,180	$29,737	$20,311	$18,139	$17,611
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.25%
Net investment income (loss)	1.60%	1.48%	1.95%	1.82%	1.61%
Portfolio turnover rate (d)	58%	55%	75%	62%	70%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 90.13	$ 86.29	$ 79.85	$ 72.41	$ 72.96
Income (loss) from investment operations:
Net investment income (loss) (a)	2.17	1.83	1.75	1.97	1.79
Net realized and unrealized gain (loss) (b)	16.96	6.01	6.61	7.50	2.93
Total from investment operations	19.13	7.84	8.36	9.47	4.72
Net equalization credits and charges (a)	0.40	0.02	(0.02)	0.26	0.11
Distributions to shareholders from:
Net investment income	(1.97)	(1.85)	(1.82)	(1.94)	(1.71)
Net realized gains	—	(2.17)	(0.08)	(0.35)	(3.67)
Total distributions	(1.97)	(4.02)	(1.90)	(2.29)	(5.38)
Net asset value, end of period	$ 107.69	$ 90.13	$ 86.29	$ 79.85	$ 72.41
Total return (c)	21.94%	9.16%	10.59%	13.72%	6.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$568,592	$103,653	$77,661	$67,869	$28,962
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.15%
Net investment income (loss)	2.19%	2.04%	2.14%	2.64%	2.41%
Portfolio turnover rate (d)	32%	20%	108%	68%	75%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
108

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FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 95.11	$ 92.05	$ 77.70	$ 77.00	$ 73.85
Income (loss) from investment operations:
Net investment income (loss) (a)	2.48	2.35	1.94	2.23	1.97
Net realized and unrealized gain (loss) (b)	(1.46)	8.23	14.83	0.49	3.40
Total from investment operations	1.02	10.58	16.77	2.72	5.37
Net equalization credits and charges (a)	(0.01)	(0.09)	0.33	0.23	(0.18)
Distributions to shareholders from:
Net investment income	(2.77)	(2.48)	(2.45)	(2.15)	(1.65)
Net realized gains	—	(4.95)	(0.30)	(0.10)	(0.39)
Total distributions	(2.77)	(7.43)	(2.75)	(2.25)	(2.04)
Net asset value, end of period	$ 93.35	$ 95.11	$ 92.05	$ 77.70	$ 77.00
Total return (c)	1.24%	11.80%	22.11%	4.00%	7.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$230,585	$199,739	$211,717	$66,045	$34,649
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.18%
Net investment income (loss)	2.68%	2.54%	2.17%	2.97%	2.59%
Portfolio turnover rate (d)	34%	41%	158%	62%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
109

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NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
111

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
112

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Russell 1000 Yield Focus ETF	0.20%
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR S&P 500 Buyback ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
113

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR Russell 1000 Yield Focus ETF	$177,895,153	$172,118,316
SPDR Russell 1000 Momentum Focus ETF	199,043,199	196,193,323
SPDR Russell 1000 Low Volatility Focus ETF	162,163,041	158,057,745
SPDR S&P 500 Buyback ETF	17,185,650	17,218,453
SPDR S&P 1500 Value Tilt ETF	2,987,223	2,842,084
SPDR S&P 1500 Momentum Tilt ETF	22,933,335	22,830,565
SPDR SSGA US Large Cap Low Volatility Index ETF	74,777,622	75,864,925
SPDR SSGA US Small Cap Low Volatility Index ETF	69,646,494	68,657,979
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Yield Focus ETF	$181,877,611	$168,593,750	$39,885,379
SPDR Russell 1000 Momentum Focus ETF	114,761,540	281,372,915	57,815,775
SPDR Russell 1000 Low Volatility Focus ETF	173,693,471	155,597,641	48,533,060
SPDR S&P 500 Buyback ETF	29,772,518	25,477,368	1,165,645
SPDR S&P 1500 Value Tilt ETF	15,808,044	12,485,842	760,862
SPDR S&P 1500 Momentum Tilt ETF	36,710,709	17,870,751	2,976,557
SPDR SSGA US Large Cap Low Volatility Index ETF	542,483,760	133,031,815	24,011,487
SPDR SSGA US Small Cap Low Volatility Index ETF	96,356,161	64,466,643	11,515,689
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee
114

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, corporate actions, distributions in excess of current earnings, wash sale loss deferrals, partnership basis adjustments and expired capital loss carryover.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Russell 1000 Yield Focus ETF	$13,861,913	$—	$13,861,913
SPDR Russell 1000 Momentum Focus ETF	7,805,210	—	7,805,210
SPDR Russell 1000 Low Volatility Focus ETF	9,571,909	—	9,571,909
SPDR S&P 500 Buyback ETF	353,529	—	353,529
SPDR S&P 1500 Value Tilt ETF	558,185	—	558,185
SPDR S&P 1500 Momentum Tilt ETF	685,819	—	685,819
SPDR SSGA US Large Cap Low Volatility Index ETF	5,400,389	—	5,400,389
SPDR SSGA US Small Cap Low Volatility Index ETF	6,092,139	—	6,092,139
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Russell 1000 Yield Focus ETF	$ 31,510,005	$ 11,901,983	$ 43,411,988
SPDR Russell 1000 Momentum Focus ETF	17,159,314	23,728,660	40,887,974
SPDR Russell 1000 Low Volatility Focus ETF	22,009,263	9,720,250	31,729,513
SPDR S&P 500 Buyback ETF	245,042	—	245,042
SPDR S&P 1500 Value Tilt ETF	290,092	—	290,092
SPDR S&P 1500 Momentum Tilt ETF	364,968	—	364,968
SPDR SSGA US Large Cap Low Volatility Index ETF	4,086,067	8,973	4,095,040
SPDR SSGA US Small Cap Low Volatility Index ETF	14,337,465	3,182,482	17,519,947
115

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Russell 1000 Yield Focus ETF	$ —	$(22,798,625)	$—	$12,576,395	$—	$(10,222,230)
SPDR Russell 1000 Momentum Focus ETF	—	(56,757,759)	—	42,050,116	—	(14,707,643)
SPDR Russell 1000 Low Volatility Focus ETF	1,103,242	(14,880,084)	—	59,261,535	—	45,484,693
SPDR S&P 500 Buyback ETF	—	(1,024,295)	—	62,467	—	(961,828)
SPDR S&P 1500 Value Tilt ETF	—	(464,738)	—	(813,776)	—	(1,278,514)
SPDR S&P 1500 Momentum Tilt ETF	9,408	(3,344,010)	—	4,142,758	—	808,156
SPDR SSGA US Large Cap Low Volatility Index ETF	—	(2,521,783)	—	41,940,859	—	39,419,076
SPDR SSGA US Small Cap Low Volatility Index ETF	—	(12,715,580)	—	5,852,083	—	(6,863,497)
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Russell 1000 Yield Focus ETF	$ 1,940,597	$20,858,028
SPDR Russell 1000 Momentum Focus ETF	31,959,662	24,798,097
SPDR Russell 1000 Low Volatility Focus ETF	—	14,880,084
SPDR S&P 500 Buyback ETF	955,532	68,763
SPDR S&P 1500 Value Tilt ETF	131,502	333,236
SPDR S&P 1500 Momentum Tilt ETF	3,274,875	69,135
SPDR SSGA US Large Cap Low Volatility Index ETF	1,789,586	732,197
SPDR SSGA US Small Cap Low Volatility Index ETF	8,598,579	4,117,001
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Yield Focus ETF	$415,749,136	$24,572,056	$11,995,661	$12,576,395
SPDR Russell 1000 Momentum Focus ETF	393,589,371	48,239,963	6,189,847	42,050,116
SPDR Russell 1000 Low Volatility Focus ETF	465,825,249	68,266,050	9,004,515	59,261,535
SPDR S&P 500 Buyback ETF	20,081,217	1,242,249	1,179,782	62,467
SPDR S&P 1500 Value Tilt ETF	19,539,845	1,073,344	1,887,120	(813,776)
SPDR S&P 1500 Momentum Tilt ETF	47,035,251	4,814,955	672,197	4,142,758
SPDR SSGA US Large Cap Low Volatility Index ETF	525,535,433	43,350,856	1,409,997	41,940,859
SPDR SSGA US Small Cap Low Volatility Index ETF	225,521,743	17,346,547	11,494,465	5,852,082
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Yield Focus ETF	$ 12,995,606	$ 1,432,183	$ 11,749,104	$ 13,181,287
SPDR Russell 1000 Momentum Focus ETF	13,062,774	594,467	12,651,134	13,245,601
SPDR Russell 1000 Low Volatility Focus ETF	16,987,279	90,960	17,125,283	17,216,243
SPDR S&P 500 Buyback ETF	880,579	—	893,776	893,776
SPDR S&P 1500 Value Tilt ETF	464,053	36,403	434,363	470,766
SPDR S&P 1500 Momentum Tilt ETF	547,064	35,537	519,537	555,074
SPDR SSGA US Large Cap Low Volatility Index ETF	13,313,663	—	13,585,054	13,585,054
SPDR SSGA US Small Cap Low Volatility Index ETF	18,289,468	1,651,979	16,873,168	18,525,147
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Yield Focus ETF	Common Stocks	$1,432,183	$—	$—	$—	$1,432,183	$1,432,183
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	594,467	—	—	—	594,467	594,467
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	90,960	—	—	—	90,960	90,960
SPDR S&P 1500 Value Tilt ETF	Common Stocks	36,403	—	—	—	36,403	36,403
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	35,537	—	—	—	35,537	35,537
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	1,651,979	—	—	—	1,651,979	1,651,979
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Fund were more broadly diversified.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New Accounting Pronouncement
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Russell 1000 Yield Focus ETF	$ 13,454,538	$ 29,957,450	$ 43,411,988	$ —
SPDR Russell 1000 Momentum Focus ETF	8,901,247	31,986,727	40,887,974	—
SPDR Russell 1000 Low Volatility Focus ETF	8,846,219	22,883,294	31,729,513	—
SPDR S&P 500 Buyback ETF	245,042	—	245,042	—
SPDR S&P 1500 Value Tilt ETF	290,092	—	290,092	—
SPDR S&P 1500 Momentum Tilt ETF	364,968	—	364,968	66,052
SPDR SSGA US Large Cap Low Volatility Index ETF	1,929,685	2,165,355	4,095,040	—
SPDR SSGA US Small Cap Low Volatility Index ETF	5,632,716	11,887,231	17,519,947	—
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 500 Buyback ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 500 Buyback ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF) (collectively referred to as the “Funds”) (eight of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting SPDR® Series Trust) at June 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Russell 1000 Yield Focus ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from December 3, 2015 (commencement of operations) through June 30, 2016
SPDR Russell 1000 Momentum Focus ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from December 3, 2015 (commencement of operations) through June 30, 2016
SPDR Russell 1000 Low Volatility Focus ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from December 3, 2015 (commencement of operations) through June 30, 2016
SPDR S&P 500 Buyback ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the four years in the period ended June 30, 2019 and the period from February 4, 2015 (commencement of operations) through June 30, 2015
SPDR S&P 1500 Value Tilt ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P 1500 Momentum Tilt ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR SSGA US Large Cap Low Volatility Index ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR SSGA US Small Cap Low Volatility Index ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 1000 Yield Focus ETF	0.20%	$1,155.30	$1.07	$1,023.80	$1.00
SPDR Russell 1000 Momentum Focus ETF	0.20	1,169.90	1.08	1,023.80	1.00
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,198.10	1.09	1,023.80	1.00
SPDR S&P 500 Buyback ETF	0.35	1,191.30	1.90	1,023.10	1.76
SPDR S&P 1500 Value Tilt ETF	0.12	1,145.50	0.64	1,024.20	0.60
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,193.70	0.65	1,024.20	0.60
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,221.80	0.66	1,024.20	0.60
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	1,137.30	0.64	1,024.20	0.60
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

(formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
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and Transfer Agent
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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
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Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRFACTORAR

Annual Report
June 30, 2019
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Technology Hardware ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The FactSet Innovative Technology Index is designed to represent the performance of U.S.-listed stock and American Depository Receipts of Technology companies and Technology related companies (including Electronic Media companies) within the most innovative segments of the Technology sector and Electronic Media sub-sector of the Media sector, as defined by FactSet Research Systems, Inc.
The Global Dow Index is made up of 150 companies from around the world. The 150 companies are selected not just based on size and reputation, but also on their promise of future growth. The Index has been designed to cover both developed and emerging countries. The Index is equal weighted and will be reset to equal weights annually each September.
The MSCI USA Factor Mix A Series Capped Index is designed to measure the equity market performance of large-and mid-cap companies across the U.S. equity market. It aims to represent the performance of a combination of three factors: value, quality, and low volatility.
The NYSE Technology Index is composed of 35 leading U.S.-listed technology-related companies.
The S&P 500 Fossil Fuel Free Index is designed to measure the performance of companies in the S&P 500 Index that are “fossil fuel free”, which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel reserves are defined as economically and technically recoverable sources of crude oil, natural gas and thermal coal but do not include metallurgical or coking coal, which are used in connection with steel production.
The S&P Capital Markets Select Industry Index represents the capital markets segment of the S&P Total Market Index.
The S&P Health Care Equipment Select Industry represents the health care equipment segment of the S&P Total Market Index.
The S&P Health Care Services Select Industry Index represents the health care services segment of the S&P Total Stock Market Index.
The S&P Insurance Select Industry Index represents the insurance segment of the S&P Total Market Index.
The S&P Internet Select Industry Index represents the internet segment of the S&P Total Market Index.
The S&P Metals & Mining Select Industry Index represents the metals and mining segment of the S&P Total Market Index.
The S&P Oil & Gas Equipment & Services Select Industry Index represents the oil and gas equipment and services segment of the S&P Total Markets Index.
The S&P Pharmaceuticals Select Industry Index represents the pharmaceuticals segment of the S&P Total Markets Index.
The S&P Retail Select Industry Index represents the retail segment of the S&P Total Markets Index.
The S&P Semiconductor Select Industry Index represents the semiconductor segment of the S&P Total Markets Index.
The S&P Software & Services Select Industry Index represents the software and services segment of the S&P Total Stock Market Index.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The S&P Technology Hardware Select Industry Index represents the technology hardware segment of the S&P Total Market Index.
The S&P Telecom Select Industry Index represents the telecommunications segment of the S&P Total Market Index.
The S&P Transportation Select Industry Index represents the transportation segment of the S&P Total Market Index.
The SSGA Gender Diversity Index is designed to measure the performance of U.S. large capitalization companies that are “gender diverse,” which are defined as companies that exhibit gender diversity in their senior leadership positions.
The Wells Fargo Hybrid and Preferred Securities Aggregate Index is a modified market capitalization weighted index composed of preferred stock and securities that are functionally equivalent to preferred stock including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock.
See accompanying notes to financial statements.
2

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR FactSet Innovative Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the FactSet Innovative Technology Index. The Fund’s benchmark is the FactSet Innovative Technology Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 12.58%, and the Index was 13.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Index is designed to provide an equity benchmark for investors to track the performance of a group of specialized and high growth companies belonging to the Technology and Electronic Media sectors. The Index slightly outpaced the broader S& P500 Index during the Reporting Period. The 3rd quarter of 2018 started strong as US equities had their best quarterly performance since 2013. The positive sentiment was short lived, however, as equities moved into the 4th quarter. In what is historically a seasonally favorable period, US equities exhibited their worst quarterly performance since 2011. The cyclical sectors faired the worst during this period as technology declined by over 17%. The technology sector hadn’t underperformed the broader S&P 500 Index since the fourth quarter of 2016 when financials skyrocketed around the 2016 Presidential election. The most severe relative price action for tech occurred in November and was driven largely by Apple (AAPL). The company kicked off the month with a Q3 earnings release that beat in terms of earnings-per-share but put forth a cloudier future outlook and was later battered by reports of guidance cuts from a number of its suppliers.
Despite the abysmal 4th quarter of 2018, the benchmark clawed back in the 1st quarter of 2019, making up for all its prior losses. Information Technology makes up approximately 70% of the benchmark, The IT sector (+19.7%) was the best performing sector during Q1 2019.The pace of relative outperformance in this sector seemed to mirror improving sentiment regarding trade negotiations between the United States and China. Finally, the Index ended the Reporting Period in positive quarterly territory, technology shares were able to overcome a variety of hurdles in the second quarter of 2019 including trade tensions, fallout from Huawei licensing requirements and news of more concerted efforts to step up anti-trust investigations.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Roku, Inc. Class A, Twilio, Inc. Class A, and Alteryx, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Applied Optoelectronics, Inc., Baozun Inc Sponsored ADR Class A, and Cloudera, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR FactSet Innovative Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FactSet Innovative Technology Index	Net Asset Value	Market Value	FactSet Innovative Technology Index
ONE YEAR	12.58%	12.20%	13.17%	12.58%	12.20%	13.17%
SINCE INCEPTION(1)	122.29%	122.25%	125.24%	25.92%	25.91%	26.45%

(1)	For the period January 13, 2016 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/13/16, 1/14/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Factset Innovative Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Roku, Inc.	2.3%
Snap, Inc. Class A	2.1
Shopify, Inc. Class A	1.8
Okta, Inc.	1.6
LendingTree, Inc.	1.5
Zscaler, Inc.	1.5
Veeva Systems, Inc. Class A	1.5
Rapid7, Inc.	1.5
CyberArk Software, Ltd.	1.5
Appfolio, Inc. Class A	1.4
TOTAL	16.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Software	42.2%
Interactive Media & Services	15.6
Semiconductors & Semiconductor Equipment	12.0
IT Services	8.3
Entertainment	4.8
Electronic Equipment, Instruments & Components	2.9
Technology Hardware, Storage & Peripherals	2.8
Communications Equipment	2.7
Household Durables	2.3
Health Care Technology	2.2
Internet & Direct Marketing Retail	1.7
Thrifts & Mortgage Finance	1.5
Capital Markets	1.0
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR GLOBAL DOW ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. The Fund’s benchmark is The Global Dow (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 5.94%, and the Index was 5.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security mis-weights and tax advantaged withholding versus the benchmark contributed to the difference between the Fund’s performance and that of the Index.
At the start of the Reporting Period, US stocks rose to all-time highs on the back of reports of robust 2Q earnings growth for US companies. This strong performance was more than offset by weaker results in Europe and Asia Pacific, whose markets were subject to slowing economic growth, trade conflicts, and populist agendas. Heading into the last quarter of the calendar year, the US trajectory appeared changed. Rising interest rates and economic growth concerns drove volatility in October and December, leading to the worst quarterly performance for US stocks since 2011. European and Asian equities marginally outperformed US stocks, but still found themselves in the red for the quarter, with many economies experiencing sluggish growth and a decreased appetite for risk.
2019 opened with a wave of economic downgrades, most notably that of the International Monetary Fund, which highlighted tariff increases between the US and China and weakness across Europe as substantial risks to the global economy. Against this seemingly pessimistic backdrop, the US, developed Europe and Asia, and emerging markets posted positive results with support from accommodative monetary policy. China saw a lift from the extension of the trade truce with the US, despite weak economic data and growth forecasts. By the second quarter, trade tensions and economic growth concerns were not enough to halt the positive momentum led by another wave of interest rate easing and solid corporate earnings.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Gazprom, Starbucks, and Petroleo Brasileiro. The top negative contributors to the Fund’s performance during the Reporting Period were Panasonic, Schlumberger, and ArcelorMittal.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Global Dow ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Global Dow Index	Net Asset Value	Market Value	Global Dow Index
ONE YEAR	5.94%	5.74%	5.88%	5.94%	5.74%	5.88%
FIVE YEARS	32.61%	32.44%	32.42%	5.81%	5.78%	5.78%
TEN YEARS(1) (2)	129.16%	128.43%	129.70%	8.65%	8.61%	8.67%

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2009 through May 1, 2011 and the Global Dow Index from May 2, 2011 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Gazprom PJSC ADR	1.1%
MTN Group, Ltd.	1.1
Petroleo Brasileiro SA Preference Shares ADR	1.0
Starbucks Corp.	1.0
Anglo American PLC	0.9
Vestas Wind Systems A/S	0.9
Rio Tinto PLC	0.9
Procter & Gamble Co.	0.9
Walt Disney Co.	0.9
McDonald's Corp.	0.9
TOTAL	9.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	16.7%
Industrials	13.5
Consumer Discretionary	11.8
Information Technology	10.4
Health Care	10.3
Communication Services	9.2
Energy	8.7
Consumer Staples	7.9
Materials	6.1
Utilities	4.2
Real Estate	0.6
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR MSCI USA STRATEGICFACTORS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI USA StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the U.S. equity market. The Fund’s benchmark is the MSCI USA Factor Mix A-Series Capped Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 13.35%, and the Index was 13.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment where broad market concerns were focused on the Fed monetary policy and the looming specter of a global trade war. However, markets continued to rise through the 3rd quarter of 2018 as concerns about trade wars dissipated, driven by indications that NAFTA countries would engage successfully in productive negotiation talks. In addition, markets continued to be cautiously optimistic that the Fed would proceed in a prudent manner and avoid over-tightening.
However, the cautious optimism turned to fear as the Fed raised rates in September by 0.25% for the fourth straight quarter, accompanied by Fed Chairman Jerome Powell’s remarks that left markets confused about the Fed’s near term goals and priorities. Markets declined precipitously in the face of this uncertain direction from the Fed, and also as a bilateral trade war between China and the U.S. seemed to ratchet up. December’s additional quarter-point rate hike in the aftermath of these jitters did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing in the final month of the Reporting Period, as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
The Index aims to represent the performance of a combination of three factors: value, quality and low volatility. Fortunately for the Fund and the Index, both quality and low volatility factors were outperformers during the Reporting Period. The value factor significantly underperformed during the same period, but its underperformance was not quite strong enough to completely offset the combined outperformance of quality and low volatility. As a result, the performance of the Fund and the Index exceeded broader U.S. market performance.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Procter & Gamble Company, and Visa Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were CVS Health Corporation, Altria Group Inc, and NVIDIA Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR MSCI USA StrategicFactorsSM ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index
ONE YEAR	13.35%	13.16%	13.62%	13.35%	13.16%	13.62%
SINCE INCEPTION(1)	56.53%	56.48%	57.58%	11.23%	11.22%	11.41%

(1)	For the period April 15, 2015 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/15/15, 4/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI USA StrategicfactorsSM ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Apple, Inc.	2.8%
Microsoft Corp.	2.5
Johnson & Johnson	2.3
Visa, Inc. Class A	2.0
Facebook, Inc. Class A	2.0
Mastercard, Inc. Class A	1.8
Procter & Gamble Co.	1.7
Cisco Systems, Inc.	1.6
PepsiCo, Inc.	1.5
Walt Disney Co.	1.5
TOTAL	19.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

		% of Net Assets
	Information Technology	24.7%
	Financials	12.9
	Health Care	12.3
	Consumer Staples	9.8
	Communication Services	9.2
	Consumer Discretionary	9.0
	Industrials	8.6
	Utilities	4.0
	Real Estate	3.6
	Energy	3.3
	Materials	2.4
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR NYSE TECHNOLOGY ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR NYSE Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded technology companies. The Fund’s benchmark is the NYSE Technology Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.04%, and the Index was 2.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and market volatility contributed to the difference between the Fund’s performance and that of the Index.
US stocks continued their upward trajectory during the third quarter of 2018 as all eleven sectors rose during the quarter. Technology fared well, despite some volatility throughout the quarter as Facebook dropped on a disappointing earnings announcement and Senate hearings on election meddling triggered apprehension about the possibility of increased regulation for the sector. Stocks retreated during the fourth quarter of 2019 despite continued strength in third quarter earnings. During the quarter, the Fed increased the target for the federal funds rate by 25 basis points and news of the US government shutdown rattled investors. In contrast to the prior quarter, ten out of eleven sectors posted losses in the fourth quarter, with cyclical sectors declining the most. The US technology sector as a whole fell by over 17%, amidst a risk-off environment and concerns regarding trade negotiations between the US and China.
In the first quarter of 2019, a temporary measure to end the US government shutdown and a dovish turn from the Fed in January bolstered US stock returns. A strong March jobs report, progress on US/China trade talks, and solidifying expectations for accommodative monetary policy led stocks higher again in the second quarter of 2019. Technology overcame hurdles of increased regulatory scrutiny around privacy concerns, a US ban against a large Chinese buyer of American chips and technology, and rising trade tensions to post a positive result for the first half of the year.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ServiceNow, Square, and Workday. The top negative contributors to the Fund’s performance during the Reporting Period were Activision Blizzard, Baidu, and Electronic Arts.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR NYSE Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	NYSE Technology Index	Net Asset Value	Market Value	NYSE Technology Index
ONE YEAR	1.04%	0.97%	2.33%	1.04%	0.97%	2.33%
FIVE YEARS	105.33%	105.22%	110.63%	15.48%	15.46%	16.07%
TEN YEARS	353.53%	352.72%	376.65%	16.32%	16.30%	16.90%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR NYSE Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
ServiceNow, Inc.	3.8%
Facebook, Inc. Class A	3.5
Netflix, Inc.	3.3
Applied Materials, Inc.	3.3
PayPal Holdings, Inc.	3.3
JD.com, Inc. ADR	3.2
Workday, Inc. Class A	3.2
Adobe, Inc.	3.2
Intuit, Inc.	3.1
NXP Semiconductors NV	3.1
TOTAL	33.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Semiconductors & Semiconductor Equipment	25.6%
Software	22.0
IT Services	15.1
Internet & Direct Marketing Retail	11.7
Interactive Media & Services	10.4
Entertainment	5.7
Technology Hardware, Storage & Peripherals	4.9
Communications Equipment	2.9
Automobiles	1.6
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 500 Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P 500 Fossil Fuel Free Index. The Fund’s benchmark is the S&P 500 Fossil Fuel Free Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 11.04%, and the Index was 11.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment where broad market concerns were focused on the Fed monetary policy and the looming specter of a global trade war. However, markets continued to rise through the 3rd quarter of 2018 as concerns about trade wars dissipated, driven by indications that NAFTA countries would engage successfully in productive negotiation talks. In addition, markets continued to be cautiously optimistic that the Fed would proceed in a prudent manner and avoid over-tightening.
However, the cautious optimism turned to fear as the Fed raised rates in September by 0.25% for the fourth straight quarter, accompanied by Fed Chairman Jerome Powell’s remarks that left markets confused about the Fed’s near term goals and priorities. Markets declined precipitously in the face of this uncertain direction from the Fed, and also as a bilateral trade war between China and the U.S. seemed to ratchet up. December’s additional quarter-point rate hike in the aftermath of these jitters did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing in the final month of the Reporting Period, as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
During this same Reporting Period, the price of oil dropped significantly as concerns about the health of the global economy began to grow. The same major concerns that riled equity markets in 2018’s fourth quarter—that the Fed would over-tighten and that a U.S.-China trade war would dampen global growth—had a similar effect on the price of oil, but with greater severity. The decline in the price of oil was accompanied by the underperformance of associated energy sector companies, and because the Index is designed to exclude companies that own fossil fuel reserves, the returns of the Fund and Index benefited from this exclusion. However, the positive impact was tempered because the aggregate weight of such companies together in the S&P 500 Index was relatively low. Nevertheless, the Fund and the Index outperformed the S&P 500 as a result.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Procter & Gamble Company, and Visa Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Wells Fargo & Company, Schlumberger NV, and NVIDIA Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index
ONE YEAR	11.04%	11.02%	11.28%	11.04%	11.02%	11.28%
SINCE INCEPTION(1)	52.71%	52.80%	53.87%	12.53%	12.55%	12.79%

(1)	For the period November 30, 2015 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/15, 12/1/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P 500 Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25% (0.20% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.20% until October 31, 2019.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Microsoft Corp.	4.4%
Apple, Inc.	3.7
Amazon.com, Inc.	3.3
Facebook, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.7
Johnson & Johnson	1.6
JPMorgan Chase & Co.	1.5
Alphabet, Inc. Class C	1.4
Alphabet, Inc. Class A	1.4
Visa, Inc. Class A	1.3
TOTAL	22.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Information Technology	22.3%
Health Care	14.8
Financials	13.6
Communication Services	10.6
Consumer Discretionary	10.6
Industrials	9.8
Consumer Staples	7.6
Utilities	3.3
Real Estate	3.2
Materials	2.8
Energy	1.2
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P CAPITAL MARKETS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. The Fund’s benchmark is the S&P Capital Markets Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –1.86%, and the Index was –1.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index endured a rough start to the year with over 16% decline in the first half of the period. Although positive momentum from tax reform, strong earnings and macro data and increased M&A activity carried most US indexes through the third quarter of 2018, continued concerns about trade with China, a more hawkish Fed, geopolitical tensions, political unrest in Europe, signs of a slowing global economy, and the government shutdown led to the overall underperformance of the Index the final quarter ending December. Luckily, the Index made a reasonable comeback during the second half of the Reporting Period allowing the Index to recover most of the previous losses. This recovery was thanks to better-than-expected earnings season, additional progress in trade talks with China, an immigration deal being reached between the US and Mexico and an increasingly dovish Fed. The focus on Artificial Intelligence to improve automation and enhance business effectiveness in terms of trading and post-trade operations, as well as avoidance of cybercrime, also helped returns improve. Unfortunately, in the end, the Index still ended the Reporting Period in slightly negative territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were MarketAxess Holdings Inc., MSCI Inc. Class A, and Federated Investors, Inc. Class B. The top negative contributors to the Fund’s performance during the Reporting Period were Affiliated Managers Group, Inc., State Street Corporation, and Greenhill & Co., Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P Capital Markets ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index
ONE YEAR	– 1.86%	– 1.85%	– 1.72%	– 1.86%	– 1.85%	– 1.72%
FIVE YEARS	26.33%	26.34%	27.65%	4.78%	4.79%	5.00%
TEN YEARS(1) (2)	108.33%	108.14%	N/A	7.62%	7.61%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2009 through October 23, 2011 and the S&P Capital Markets Select Industry Index from October 24, 2011 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Capital Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Goldman Sachs Group, Inc.	2.2%
KKR & Co., Inc. Class A	2.2
Moelis & Co. Class A	2.1
BGC Partners, Inc. Class A	2.1
BlackRock, Inc.	2.1
Artisan Partners Asset Management, Inc. Class A	2.1
Stifel Financial Corp.	2.1
Legg Mason, Inc.	2.1
Eaton Vance Corp.	2.1
Franklin Resources, Inc.	2.1
TOTAL	21.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Asset Management & Custody Banks	45.7%
Investment Banking & Brokerage	33.9
Financial Exchanges & Data	20.3
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P HEALTH CARE EQUIPMENT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Equipment Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.79%, and the Index was 5.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index endured a rather slow start in the first half of the Reporting Period thanks to an approximately 20% decline in the final quarter of 2018, erasing the double digit gains during the previous quarter. Unfortunately, limited insurance coverage, some of the risks associated with using healthcare equipment at home and changing reimbursement policies were hampering the growth of the home healthcare equipment market. At the same time, rising incidences of chronic diseases such as diabetes, cancer, etc. impelled patients to still use healthcare equipment at home. Furthermore, factors such as rising disposable income and a growing urban population further helped fuel the growth of the home healthcare equipment market over the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tandem Diabetes Care, Inc., DexCom, Inc., and Glaukos Corp. The top negative contributors to the Fund’s performance during the Reporting Period were IntriCon Corporation, TransEnterix, Inc., and Axogen, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P Health Care Equipment ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index
ONE YEAR	4.79%	4.66%	5.01%	4.79%	4.66%	5.01%
FIVE YEARS	128.92%	128.66%	132.08%	18.02%	17.99%	18.34%
SINCE INCEPTION(1)	268.07%	267.71%	277.38%	16.72%	16.71%	17.07%

(1)	For the period January 26, 2011 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Equipment ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Mesa Laboratories, Inc.	1.8%
STAAR Surgical Co.	1.7
Integra LifeSciences Holdings Corp.	1.7
Varex Imaging Corp.	1.7
Becton Dickinson and Co.	1.7
Cardiovascular Systems, Inc.	1.7
Integer Holdings Corp.	1.7
Haemonetics Corp.	1.7
Tactile Systems Technology, Inc.	1.7
Lantheus Holdings, Inc.	1.7
TOTAL	17.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Health Care Equipment	76.0%
Health Care Supplies	24.0
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR S&P HEALTH CARE SERVICES ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –3.59%, and the Index was –3.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security mis-weights, class action proceeds, and securities lending contributed to the difference between the Fund’s performance and that of the Index.
Mergers and acquisitions activity and threats to repeal the Affordable Care Act (ACA) were primary drivers of Fund performance during the Reporting Period. The health care services industry underwent a series of merger and acquisition activities. This M&A activity encouraged innovation, new drug launches and cost cutting efforts in the industry. The 2018 midterm elections posed a threat to the performance of health care services stocks as a change in control of both houses of Congress would have significant impacts on the future of the ACA. With Democrats taking the House debates surrounding healthcare availability came to the fore. In December 2018, the Index reported a return of –16.37% following a Texas federal judge’s ruling that the ACA is unconstitutional. The judge ruled that key portions of the ACA were inconsistent with the US Constitution.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Molina Healthcare, Inc., Ensign Group, Inc., and Amedisys, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Tivity Health, Inc., Owens & Minor, Inc., and Diplomat Pharmacy, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR S&P Health Care Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index
ONE YEAR	– 3.59%	– 3.72%	– 3.20%	– 3.59%	– 3.72%	– 3.20%
FIVE YEARS	37.06%	36.95%	39.47%	6.51%	6.49%	6.88%
SINCE INCEPTION(1)	187.09%	186.92%	195.20%	14.56%	14.55%	14.98%

(1)	For the period September 28, 2011 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
DaVita, Inc.	2.8%
Magellan Health, Inc.	2.7
Brookdale Senior Living, Inc.	2.7
HCA Healthcare, Inc.	2.6
Cardinal Health, Inc.	2.5
Universal Health Services, Inc. Class B	2.5
PetIQ, Inc.	2.5
Acadia Healthcare Co., Inc.	2.5
Encompass Health Corp.	2.5
Premier, Inc. Class A	2.5
TOTAL	25.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Health Care Services	39.1%
Health Care Facilities	23.8
Managed Health Care	19.8
Health Care Distributors	16.9
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR S&P INSURANCE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. The Fund’s benchmark is the S&P Insurance Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 16.16%, and the Index was 16.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index started off the first half of the Reporting Period with a small underperformance of about 3%. Although positive momentum from tax reform, strong earnings and macro data and increased M&A activity carried most US indexes through the third quarter of 2018, rising healthcare costs, increased competition, and operational efficiencies were putting pressure on insurers’ profitability. In addition, advancements in technology, regulatory uncertainties and ever evolving expectations from customers have strongly impacted the health insurance industry. As a result, health insurers have been working to shift the dynamics by catering to changing customer expectations, improving operation efficiencies and shifting to a more preventative model of care.These efforts, along with a shrinking unemployment rate and higher consumer spending helped the Index end the Reporting Period with double digit positive returns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Cincinnati Financial Corporation, RenaissanceRe Holdings Ltd., and Arch Capital Group Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Brighthouse Financial, Inc., Genworth Financial, Inc. Class A, and American Equity Investment Life Holding Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR S&P Insurance ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Insurance Select Industry Index	Net Asset Value	Market Value	S&P Insurance Select Industry Index
ONE YEAR	16.16%	16.11%	16.57%	16.16%	16.11%	16.57%
FIVE YEARS	73.62%	73.51%	76.77%	11.67%	11.65%	12.07%
TEN YEARS(1) (2)	356.87%	356.59%	N/A	16.41%	16.40%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2009 through October 23, 2011 and the S&P Insurance Select Industry Index from October 24, 2011 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Insurance ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Arch Capital Group, Ltd.	2.4%
Principal Financial Group, Inc.	2.4
Loews Corp.	2.4
Brown & Brown, Inc.	2.4
Prudential Financial, Inc.	2.4
MetLife, Inc.	2.4
Reinsurance Group of America, Inc.	2.3
Marsh & McLennan Cos., Inc.	2.3
Lincoln National Corp.	2.3
Unum Group	2.3
TOTAL	23.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Property & Casualty Insurance	42.6%
Life & Health Insurance	26.9
Insurance Brokers	11.7
Multi-line Insurance	9.3
Reinsurance	9.2
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR S&P INTERNET ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the internet segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Internet Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 3.90%, and the Index was 4.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security mis-weights and securities lending income contributed to the difference between the Fund’s performance and that of the Index.
The Fund, along with most sectors, advanced over the first quarter of the Reporting Period as US equities reached all-time highs. The Fund gained approximately 11% over the first quarter but volatility in Technology-related industries ensued, and the Fund declined over 20% over the following quarter. Concerns about Apple (AAPL)’s earnings guidance, financial disclosures and supply chain all weighed on the company and the Technology sector overall. During the 3rd quarter of the Reporting period, the Fund rebounded about 16% as sentiment regarding trade negotiations between the United States and China improved. The Fund ended the Reporting Period up 3.90%.
Dispersion between the top and bottom performers in the Fund was large. MongoDB, Inc. Class A, an open source database company, soared over 200% on strong fundamentals. Another top performer, Okta, Inc. Class A, a cloud-based provider of identity and access management software, reported strong results driven by the accelerating adoption of cloud software, aggressive investment in web and mobile technology, and a growing focus on corporate privacy and security. Stamps.com (STMP) was one of the worst performers. STMP declined over 80% over the Reporting Period, primarily due to a negative outlook after ending its exclusive relationship with the US Postal Service.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were MongoDB, Inc. Class A, Okta, Inc. Class A, and Snap, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were PetMed Express, Inc., GTT Communications, Inc., and Stamps.com Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR S&P Internet ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Internet Select Industry Index	Net Asset Value	Market Value	S&P Internet Select Industry Index
ONE YEAR	3.90%	3.83%	4.01%	3.90%	3.83%	4.01%
SINCE INCEPTION(1)	103.56%	103.60%	105.67%	26.65%	26.66%	27.09%

(1)	For the period June 27, 2016 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Internet ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Stamps.com, Inc.	2.9%
GrubHub, Inc.	2.9
Yelp, Inc.	2.8
Stitch Fix, Inc. Class A	2.8
Facebook, Inc. Class A	2.8
Booking Holdings, Inc.	2.7
Liberty Expedia Holdings, Inc. Class A	2.7
Expedia Group, Inc.	2.7
Snap, Inc. Class A	2.7
Zillow Group, Inc. Class C	2.6
TOTAL	27.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Internet & Direct Marketing Retail	41.2%
Interactive Media & Services	35.7
Internet Services & Infrastructure	22.7
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
32

SPDR S&P METALS & MINING ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Metals & Mining Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –18.25%, and the Index was –18.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security mis-weights, class action proceeds, and securities lending contributed to the difference between the Fund’s performance and that of the Index.
It was a challenging Reporting Period for the Fund as a number of converging conditions led to sharply negative returns in the Index. Economic conditions and policies often impact Fund performance as the economy influences demand for the metals used in automobiles and construction. The rising interest rates of late 2018 threatened to slow the economy and coincided with steep losses for the Index. In particular, stocks for steel manufacturers were subject to significant downward pressure during the Reporting Period. The Fund’s losses were only partially recouped when expectations shifted to a period of lower interest rates in the first half of 2019. In addition, despite President Trump’s efforts to bolster the coal industry, natural gas is often a cheaper alternative and many renewable energy sources have proven more economical than coal as well. As such, coal plants continued to be retired by many utilities and coal stocks have fallen along with the reduced demand. The one bright spot may have been gold mining stocks given gold’s reputation as a safe haven during times of global uncertainty.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Cleveland-Cliffs Inc, Royal Gold, Inc., and Newmont Goldcorp Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Alcoa Corp., Century Aluminum Company, and United States Steel Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
33

SPDR S&P Metals & Mining ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index
ONE YEAR	– 18.25%	– 18.33%	– 18.02%	– 18.25%	– 18.33%	– 18.02%
FIVE YEARS	– 26.23%	– 26.30%	– 26.75%	– 5.90%	– 5.92%	– 6.04%
TEN YEARS	– 11.21%	– 11.25%	– 11.09%	– 1.18%	– 1.19%	– 1.17%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Metals & Mining ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Commercial Metals Co.	4.8%
AK Steel Holding Corp.	4.7
Steel Dynamics, Inc.	4.7
Coeur Mining, Inc.	4.6
United States Steel Corp.	4.6
Cleveland-Cliffs, Inc.	4.6
Peabody Energy Corp.	4.5
Freeport-McMoRan, Inc.	4.5
Royal Gold, Inc.	4.4
Alcoa Corp.	4.4
TOTAL	45.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Steel	50.8%
Gold	14.4
Coal & Consumable Fuels	12.0
Aluminum	8.2
Diversified Metals & Mining	6.3
Copper	4.5
Silver	3.7
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
35

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –42.79%, and the Index was –42.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash and expenses contributed to the difference between the Fund’s performance and that of the Index.
Oil price began the Reporting Period in a downward trend after hitting the highest level since 2014. Ongoing trade disputes with China and waning growth in the Eurozone sparked concerns over global economic growth. These factors had a negative impact on the demand for oil and this was the theme for the first half of the Reporting Period. There was a temporary respite during the third quarter of the Reporting Period when oil prices rebounded and recouped almost half of the losses seen at the end of 2018. Some factors in this rebound included fresh crude output cuts by OPEC and U.S. sanctions that led to reduced output from Iran and Venezuela. When the Fed showed signs of a dovish stance, this pushed down the dollar and also led to an increased oil price. Alas, the oil price rebound at the start of 2019 was not enough. Fears of a global economic slowdown and escalating trade tensions dragged on the Index leading to sharply negative returns for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Liberty Oilfield Services Inc. Class A, Dril-Quip, Inc., and Cactus, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Ensco Rowan Plc Class A, Superior Energy Services, Inc., and Weatherford International plc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
36

SPDR S&P Oil & Gas Equipment & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index
ONE YEAR	– 42.79%	– 42.81%	– 42.65%	– 42.79%	– 42.81%	– 42.65%
FIVE YEARS	– 79.15%	– 79.15%	– 79.04%	– 26.92%	– 26.92%	– 26.84%
TEN YEARS	– 51.18%	– 51.11%	– 50.29%	– 6.92%	– 6.90%	– 6.75%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
37

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Nabors Industries, Ltd.	4.9%
Ensco Rowan PLC Class A	4.4
US Silica Holdings, Inc.	4.4
McDermott International, Inc.	4.3
Diamond Offshore Drilling, Inc.	4.1
Transocean, Ltd.	4.0
ProPetro Holding Corp.	4.0
TechnipFMC PLC	3.9
Baker Hughes a GE Co.	3.8
National Oilwell Varco, Inc.	3.8
TOTAL	41.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Oil & Gas Equipment & Services	72.8%
Oil & Gas Drilling	27.0
Short-Term Investments	9.3
Liabilities in Excess of Other Assets	(9.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
38

SPDR S&P PHARMACEUTICALS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Pharmaceuticals Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –6.83%, and the Index was –6.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, securities lending and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Pharmaceuticals produced double-digit underperformance relative to the S&P 500 Index for the fourth consecutive fiscal year. Trailing the broader index by more than 17% for the Reporting Period, the industry’s stocks had difficulty sustaining the slight stretches of traction that they did garner during various windows. The second fiscal quarter, in particular, was unfortunate for the industry as stocks lost more than 24% of their value and lagged the S&P 500 by more than 10% over the three-month period on the heels of anticipated price increase announcements. Pharmaceutical companies did, in fact, raise prices on hundreds of drugs as the calendar turned to 2019. The average increase was 6.3% according to the Wall Street Journal with Allergan PLC leading the way with close to 10% increases on more than 20 of their products. The Trump administration continued to battle with the Pharmaceutical industry threatening new legislation to force drug prices lower such as an announcement towards the end of the fiscal year that a new regulation could soon take effect forcing companies to disclose their pricing in television advertisements. Another threat to the industry has been the seemingly inevitable entry by Amazon after their acquisition of Pillpack, an online pharmacy, at the beginning of the Reporting Period. Amazon has spent much of this fiscal year getting their ducks in a row by registering and accumulating state pharmacy licenses as they get closer to being open for business.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Reata Pharmaceuticals, Inc. Class A, Merck & Co., Inc., and Zoetis, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Supernus Pharmaceuticals, Inc., Akorn, Inc., and Mylan N.V.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
39

SPDR S&P Pharmaceuticals ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index
ONE YEAR	– 6.83%	– 6.82%	– 6.72%	– 6.83%	– 6.82%	– 6.72%
FIVE YEARS	– 11.69%	– 11.74%	– 11.07%	– 2.45%	– 2.47%	– 2.32%
TEN YEARS	227.69%	227.41%	234.26%	12.60%	12.59%	12.83%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Pharmaceuticals ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
40

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Allergan PLC	6.1%
Mylan NV	4.7
Perrigo Co. PLC	4.6
Jazz Pharmaceuticals PLC	4.6
Nektar Therapeutics	4.5
Elanco Animal Health, Inc.	4.4
Zoetis, Inc.	4.3
Horizon Therapeutics PLC	4.3
Pfizer, Inc.	4.3
Merck & Co., Inc.	4.3
TOTAL	46.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Pharmaceuticals	99.9%
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
41

SPDR S&P RETAIL ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Retail Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –11.33%, and the Index was –11.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.
After a strong prior year, the Retail industry pulled back generating double digit negative performance for the Reporting Period. In Q4 2018, performance started out strong in October with US equities rallying on the back of the trade truce between the US, Canada, and Mexico. This helped boost retail stocks temporarily. However, this rally was short lived as concerns were growing over rising interest rates, and economic growth as well as the US government shutdown. These concerns weighed on US markets and caused the Index to drop over 18% for the quarter. In the first quarter of 2019, the Retail industry was able to regain some ground with temporary measures in place to end the US government shutdown and a dovish turn from the Federal Reserve in January, when the FOMC suggested it would be patient in raising interest rates. However, in May the Index dropped over –12% for the month amid trade tensions, heightened trade uncertainty, and the imposition of additional tariffs between the United States and China. This kept the index in negative territory for the final quarter of the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Carvana Co. Class A, Boot Barn Holdings, Inc., and Rent-A-Center Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Stamps.com Inc., Rite Aid Corporation, and Tailored Brands, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

SPDR S&P Retail ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Retail Select Industry Index	Net Asset Value	Market Value	S&P Retail Select Industry Index
ONE YEAR	– 11.33%	– 11.29%	– 11.21%	– 11.33%	– 11.29%	– 11.21%
FIVE YEARS	4.56%	4.51%	5.20%	0.90%	0.89%	1.02%
TEN YEARS	247.21%	247.11%	253.87%	13.26%	13.25%	13.47%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Retail ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
43

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
L Brands, Inc.	1.4%
Guess?, Inc.	1.4
Rite Aid Corp.	1.4
Stamps.com, Inc.	1.4
GrubHub, Inc.	1.4
Dillard's, Inc. Class A	1.4
Office Depot, Inc.	1.3
BJ's Wholesale Club Holdings, Inc.	1.3
Boot Barn Holdings, Inc.	1.3
Stitch Fix, Inc. Class A	1.3
TOTAL	13.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Apparel Retail	21.8%
Internet & Direct Marketing Retail	19.7
Automotive Retail	16.7
Specialty Stores	14.8
General Merchandise Stores	6.0
Department Stores	5.0
Hypermarkets & Super Centers	4.5
Computer & Electronics Retail	4.5
Food Retail	4.0
Drug Retail	2.6
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
44

SPDR S&P SEMICONDUCTOR ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Semiconductor Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 17.86%, and the Index was 17.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security mis-weights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index endured a rough start to the year with an almost 10% decline in the first half of the Reporting Period. Although positive momentum from tax reform, strong earnings and macro data and increased M&A activity carried most US indexes through the third quarter of 2018, continued concerns about trade with China, a more hawkish Fed, geopolitical tensions, political unrest in Europe, signs of a slowing global economy, and the government shutdown led to the overall underperformance of the Index the final quarter ending December 2018. Despite the rough start to the Reporting Period, the Index rebounded during the first half of 2019, enjoying returns of almost 30%. For the first half of 2019, wireless communications (including chips for mobile devices), consumer electronics and data centers/storage generally continued to provide strong revenues across the board. The continued increased popularity of autonomous vehicles and growing market for AI-powered drowns also helped the Index to finish the period in strong double digit territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Advanced Micro Devices, Inc., Universal Display Corporation, and Xilinx, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were SMART Global Holdings, Inc., NVIDIA Corporation, and Synaptics Incorporated.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
45

SPDR S&P Semiconductor ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index
ONE YEAR	17.86%	17.95%	17.99%	17.86%	17.95%	17.99%
FIVE YEARS	132.81%	133.02%	135.19%	18.41%	18.43%	18.65%
TEN YEARS	435.33%	435.59%	446.83%	18.27%	18.27%	18.52%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Semiconductor ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
46

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Micron Technology, Inc.	3.4%
NVIDIA Corp.	3.3
Xilinx, Inc.	3.2
Semtech Corp.	3.2
QUALCOMM, Inc.	3.2
Cirrus Logic, Inc.	3.2
Inphi Corp.	3.2
Universal Display Corp.	3.2
Applied Materials, Inc.	3.2
Analog Devices, Inc.	3.1
TOTAL	32.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Semiconductors	93.7%
Semiconductor Equipment	6.2
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
47

SPDR S&P SOFTWARE & SERVICES ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Software & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 19.30%, and the Index was 19.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash contributed to the difference between the Fund’s performance and that of the Index.
Rapid upturns of online activities worldwide was one of the major factors in the positive performance in the Software and Services industry. Thanks to improving developed economies and greater demand from emerging nations, the industry performed well. Growth in e-commerce, which makes up about 14.3% of total retail sales in the U.S. compared with 5.1% ten years ago, served to boost internet stocks as well as social media, another booming space for the industry. These elements all led to a stellar year for the Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Paycom Software, Inc., Workiva, Inc. Class A, and Rapid7 Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Avaya Holdings Corp., Switch, Inc. Class A, and Cloudera, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
48

SPDR S&P Software & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Software & Services Select Industry Index	Net Asset Value	Market Value	S&P Software & Services Select Industry Index
ONE YEAR	19.30%	19.02%	19.54%	19.30%	19.02%	19.54%
FIVE YEARS	122.88%	122.72%	125.46%	17.39%	17.37%	17.66%
SINCE INCEPTION(1)	318.86%	318.56%	327.66%	20.27%	20.26%	20.61%

(1)	For the period September 28, 2011 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Software & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
49

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
MobileIron, Inc.	0.7%
Symantec Corp.	0.7
Proofpoint, Inc.	0.7
Appian Corp.	0.7
Rapid7, Inc.	0.7
TiVo Corp.	0.7
Blackline, Inc.	0.7
Altair Engineering, Inc. Class A	0.7
Electronic Arts, Inc.	0.6
EVERTEC, Inc.	0.6
TOTAL	6.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Application Software	47.2%
Data Processing & Outsourced Services	21.8
Systems Software	15.8
IT Consulting & Other Services	11.3
Interactive Home Entertainment	3.8
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
50

SPDR S&P TECHNOLOGY HARDWARE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Technology Hardware ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the technology hardware segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Technology Hardware Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 3.22%, and the Index was 3.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Fund, along with most sectors, advanced over the first two months of the Reporting Period as US equities reached all-time highs. The Fund gained about 10% over the first two months of the Reporting Period, but volatility in Technology-related industries ensued, and the Fund lost about a quarter of its value over the next four months. Concerns about Apple (AAPL)’s earnings guidance, financial disclosures and supply chain all weighed on the company and sector overall. During the 3rd quarter of the Reporting Period, the Fund rebounded about 19% as sentiment regarding trade negotiations between the United States and China improved. The Fund ended the Reporting Period up 3.22%.
Dispersion between the top and bottom performers in the Fund was large. Electro Scientific Industries Inc. (ESI), a leading supplier of innovative, laser-based manufacturing solutions for the microtechnology industry, was one of the top performing companies. ESI advanced over 90% on the day MKS Instruments Inc. announced they would acquire ESI for US$1 billion in cash. ATM maker Diebold Nixdorf (DBD) was the worst performer (down over 80% over the Reporting Period) as a result a sizable unexpected second-quarter loss. The company also slashed annual guidance and said it was talking to lenders about amending its credit agreement as a result.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Electro Scientific Industries, Inc., Rogers Corporation, and Keysight Technologies Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Pure Storage, Inc. Class A, USA Technologies, Inc., and Diebold Nixdorf Incorporated.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
51

SPDR S&P Technology Hardware ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Technology Hardware Select Industry Index	Net Asset Value	Market Value	S&P Technology Hardware Select Industry Index
ONE YEAR	3.22%	3.08%	3.62%	3.22%	3.08%	3.62%
SINCE INCEPTION(1)	70.40%	70.00%	72.15%	19.38%	19.29%	19.79%

(1)	For the period June 27, 2016 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Technology Hardware ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
52

SPDR S&P Technology Hardware ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Western Digital Corp.	3.5%
Coherent, Inc.	3.1
Rogers Corp.	3.0
3D Systems Corp.	3.0
Zebra Technologies Corp. Class A	3.0
Cognex Corp.	2.9
II-VI, Inc.	2.9
Corning, Inc.	2.9
Vishay Intertechnology, Inc.	2.9
Keysight Technologies, Inc.	2.9
TOTAL	30.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Electronic Equipment, Instruments & Components	60.9%
Technology Hardware, Storage & Peripherals	38.7
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
53

SPDR S&P TELECOM ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Telecom Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –5.17%, and the Index was –4.97%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security mis-weights/compounding and securities lending contributed to the difference between the Fund’s performance and that of the Index.
The Index posted lackluster performance for the Reporting Period falling short of the broader S&P 500 return for each of the four quarters. The Reporting Period began with US equities having their best quarterly performance since the final stanza of 2013 – a time when the 10 Year US Treasury was hovering around 3% and the Federal Reserve was just beginning to implement their tapering program. The telecom-turned-communications services sector, which is approximately 38% of the Index, also showed strong performance with a gain of 9.9% amidst strong earnings reports and high dividend yields. And despite losing some of its heavyweight constituents, the technology sector was also an outperformer in Q3 with a gain of 8.8% - extending its year-to-date gains to more than 20%. The 4th quarter of the calendar year has historically been a seasonally favorable period, yet US equities exhibited their worst quarterly performance since 2011 when the market was facing debt ceiling negotiations and a credit rating downgrade from Standard & Poor’s. However, a host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled those short-lived rallies and sent the S&P 500 down 13.5% for the quarter. The more cyclical sectors fell by over 17% with Index posting a –17.06% return. Thankfully, the Reporting Period ended on a more positive note. The prospect of easing monetary conditions, a temporary measure to end the US government shutdown and a dovish turn from the Federal Reserve helped the S&P 500 eclipse 2,700 by the end of January. Additionally, the IT sector which is approximately 58% of the Index was up 19.7% and was the best performing sector during Q1 2019.The pace of relative outperformance in this sector seemed to mirror improving sentiment regarding trade negotiations between the United States and China.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Ciena Corporation, Ubiquiti Networks, Inc., and Motorola Solutions, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Infinera Corporation, Applied Optoelectronics, Inc., and Frontier Communications Corporation Class B.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
54

SPDR S&P Telecom ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Telecom Select Industry Index	Net Asset Value	Market Value	S&P Telecom Select Industry Index
ONE YEAR	– 5.17%	– 5.25%	– 4.97%	– 5.17%	– 5.25%	– 4.97%
FIVE YEARS	28.16%	28.22%	27.81%	5.09%	5.10%	5.03%
SINCE INCEPTION(1)	49.95%	49.89%	51.32%	4.92%	4.92%	5.04%

(1)	For the period January 26, 2011 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Telecom ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
55

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Lumentum Holdings, Inc.	3.4%
Arista Networks, Inc.	3.3
F5 Networks, Inc.	3.1
CenturyLink, Inc.	3.1
Finisar Corp.	3.1
Acacia Communications, Inc.	3.1
Telephone & Data Systems, Inc.	3.1
Motorola Solutions, Inc.	3.1
AT&T, Inc.	3.1
Viavi Solutions, Inc.	3.0
TOTAL	31.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Communications Equipment	57.5%
Diversified Telecommunication Services	28.0
Wireless Telecommunication Services	14.4
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
56

SPDR S&P TRANSPORTATION ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Transportation Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –1.80%, and the Index was –1.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security mis-weights, compounding and securities lending contributed to the difference between the Fund’s performance and that of the Index.
The Fund was outpaced by the broader U.S. equity market over the Reporting Period. The market environment during the third quarter in many ways mimicked what had already transpired throughout much of 2018. US equities had their best quarterly performance since the final stanza of 2013 – a time when the 10 Year US Treasury was hovering around 3% and the Fed was just beginning to implement their tapering program. From a sector perspective, all eleven S&P 500 sectors advanced during the 3rd quarter although the dispersion of results was significant. The Index is 100% exposed to the industrials sector, and the sector posted robust gains of +10.0% after having been beaten up by trade tensions earlier in the summer. Unfortunately, during the 4th quarter US equities exhibited their worst quarterly performance since 2011. Industrials’ poor performance was widespread, as every constituent company in the S&P 500 sector declined during the quarter. Deteriorating expectations around global growth coupled with fragile investor sentiment was too much for the cyclical sector to bear and it slipped by more than 10% in both October and December. The Index rebounded with the broader market during the first two quarters of 2019. The industrial sector (+17.0%) outperformed significantly throughout January and February, as recession fears subsided and strong earnings results were reported by firms involved in capital goods and transportation. The sector gave up significant outperformance in March – much of which was attributed to a sharp decline in Boeing’s share price as the firm faced backlash associated with tragic accidents involving its 737 Max aircraft and remained relatively flat for the rest of the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Spirit Airlines, Inc., Norfolk Southern Corporation, and SkyWest, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were ArcBest Corporation, XPO Logistics, Inc., and Atlas Air Worldwide Holdings, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
57

SPDR S&P Transportation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Transportation Select Industry Index	Net Asset Value	Market Value	S&P Transportation Select Industry Index
ONE YEAR	– 1.80%	– 1.73%	– 1.42%	– 1.80%	– 1.73%	– 1.42%
FIVE YEARS	36.41%	36.34%	38.72%	6.41%	6.40%	6.77%
SINCE INCEPTION(1)	156.23%	156.29%	163.97%	11.81%	11.82%	12.21%

(1)	For the period January 26, 2011 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Transportation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
58

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Uber Technologies, Inc.	2.7%
Avis Budget Group, Inc.	2.7
Old Dominion Freight Line, Inc.	2.6
Genesee & Wyoming, Inc. Class A	2.6
Kansas City Southern	2.6
Landstar System, Inc.	2.6
Ryder System, Inc.	2.6
Hawaiian Holdings, Inc.	2.6
Norfolk Southern Corp.	2.6
Expeditors International of Washington, Inc.	2.6
TOTAL	26.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Trucking	34.0%
Airlines	24.9
Air Freight & Logistics	22.0
Railroads	12.9
Marine	3.6
Airport Services	2.5
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
59

SPDR SSGA GENDER DIVERSITY INDEX ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Gender Diversity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks U.S. companies that are leaders in advancing women through gender diversity on their boards of directors and in management. The Fund’s benchmark is the SSGA Gender Diversity Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 9.60%, and the Index was 9.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
The Fund advanced steadily at the start of the Reporting Period and gained almost 7% over the first quarter. US equities had reached all-time highs, but most asset classes were hit hard over the following quarter due to uncertainty associated with erratic policy decisions and economic growth concerns. The heightened volatility caused the Fund to decline over 12% over the second quarter of the Reporting Period. The prospect of easing monetary conditions and improved optimism helped fuel a rally and the Fund recovered from the prior quarter’s loss. The Fund returned 9.60% over the Reporting Period.
Consumer Staples, which historically tend to be impervious to the business cycle, and Information Technology, which has seen stellar revenue growth, were the top performing sectors while the Energy sector lagged. The Energy sector was buffeted by general concerns around economic growth and also sharply falling oil prices stemming from concerns of waning global oil demand.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Mastercard Incorporated Class A, Johnson & Johnson, and Starbucks Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Occidental Petroleum Corporation, Biogen Inc., and Wells Fargo & Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
60

SPDR SSGA Gender Diversity Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA Gender Diversity Index	Net Asset Value	Market Value	SSGA Gender Diversity Index
ONE YEAR	9.60%	9.52%	9.54%	9.60%	9.52%	9.54%
SINCE INCEPTION(1)	49.46%	49.45%	50.14%	12.88%	12.87%	13.04%

(1)	For the period March 7, 2016 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/7/16, 3/8/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Gender Diversity Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
61

SPDR SSGA Gender Diversity Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Johnson & Johnson	8.9%
Mastercard, Inc. Class A	5.9
Home Depot, Inc.	5.8
Coca-Cola Co.	5.2
Wells Fargo & Co.	4.8
PepsiCo, Inc.	4.5
Amgen, Inc.	2.8
Texas Instruments, Inc.	2.5
Starbucks Corp.	2.3
US Bancorp	2.1
TOTAL	44.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Health Care	18.2%
Information Technology	15.0
Financials	14.3
Consumer Discretionary	13.8
Consumer Staples	12.3
Industrials	9.7
Energy	4.5
Utilities	3.2
Materials	3.1
Real Estate	2.7
Communication Services	2.7
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
62

SPDR WELLS FARGO PREFERRED STOCK ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities. Preferred securities are defined as non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock. The Fund’s benchmark is the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 5.86%, and the Index was 6.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security mis-weights, transaction costs and compounding contributed to the difference between the Fund’s performance and that of the Index.
Preferred stocks are less volatile than common stocks and offer a higher yield with a preference over common stock shareholders in receiving dividends. A hybrid between traditional equities and bonds, preferred stocks provide these benefits in any market climate. As such, when common stocks are providing muted or negative returns, preferred stocks will generally outperform. Here the dividend yield provides the difference. Such was the case for this Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were AT&T Inc 5.35 % Notes 2017-01.11.66 Global, AT&T Inc 5.625 % Notes 2018-01.08.67 Global, and Dominion Energy Inc 5.25 % Notes 2016-30.07.76 Series A. The top negative contributors to the Fund’s performance during the Reporting Period were MetLife, Inc. Floating Rate Non Cum Pfd Shs Series A, SCE Trust II 5 1/10 % Cum Trust Pfd Secs, and U.S. Bancorp Deposit Shs Repr 1/1000th Non-Cum Perpetual Pfd Shs Series B.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
63

SPDR Wells Fargo® Preferred Stock ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Wells Fargo Hybrid and Preferred Securities Aggregate Index	Net Asset Value	Market Value	Wells Fargo Hybrid and Preferred Securities Aggregate Index
ONE YEAR	5.86%	5.82%	6.08%	5.86%	5.82%	6.08%
FIVE YEARS	30.78%	30.77%	32.91%	5.51%	5.51%	5.85%
SINCE INCEPTION(1)	93.44%	93.88%	98.66%	6.97%	7.00%	7.27%

(1)	For the period September 16, 2009 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Wells Fargo® Preferred Stock ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
64

SPDR Wells Fargo® Preferred Stock ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2019

Description	% of Net Assets
Citigroup Capital XIII 8.95% 10/30/2040	3.0%
PNC Financial Services Group, Inc. 6.13% 5/1/2022	1.9
HSBC Holdings PLC 6.20% 11/22/2017	1.8
AT&T, Inc. 5.35% 11/1/2066	1.7
US Bancorp 6.50% 1/15/2022	1.4
BB&T Corp. 5.63% 5/1/2018	1.4
Southern Co. 6.25% 10/15/2075	1.3
Duke Energy Corp. 5.75% 9/16/2167	1.3
Aegon NV 6.38% 2/20/2018	1.2
Qwest Corp. 6.50% 9/1/2056	1.1
TOTAL	16.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financials	67.1%
Utilities	14.7
Real Estate	7.5
Communication Services	6.5
Industrials	1.6
Information Technology	0.9
Consumer Discretionary	0.9
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
65

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 100.0%
CAPITAL MARKETS — 1.0%
Blucora, Inc. (a)	23,005	$ 698,662
COMMUNICATIONS EQUIPMENT — 2.7%
InterDigital, Inc.	8,761	564,209
Motorola Solutions, Inc.	4,963	827,481
NetScout Systems, Inc. (a)	23,916	607,227
		1,998,917
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Fitbit, Inc. Class A (a) (b)	128,278	564,423
Insight Enterprises, Inc. (a)	14,905	867,471
KEMET Corp.	36,163	680,226
		2,112,120
ENTERTAINMENT — 4.8%
Bilibili, Inc. ADR (a) (b)	41,300	671,951
Glu Mobile, Inc. (a)	79,871	573,474
iQIYI, Inc. ADR (a) (b)	35,516	733,405
Netflix, Inc. (a)	2,352	863,937
Spotify Technology SA (a)	5,006	731,977
		3,574,744
HEALTH CARE TECHNOLOGY — 2.2%
Veeva Systems, Inc. Class A (a)	6,880	1,115,317
Vocera Communications, Inc. (a)	15,493	494,536
		1,609,853
HOUSEHOLD DURABLES — 2.3%
Roku, Inc. (a) (b)	18,806	1,703,448
INTERACTIVE MEDIA & SERVICES — 15.6%
58.com, Inc. ADR (a)	10,473	651,106
Alphabet, Inc. Class A (a)	593	642,100
ANGI Homeservices, Inc. Class A (a) (b)	38,002	494,406
Autohome, Inc. ADR (a) (b)	7,184	615,094
Bitauto Holdings, Ltd. ADR (a) (b)	32,155	336,663
Cargurus, Inc. (a) (b)	18,087	653,122
Facebook, Inc. Class A (a)	4,367	842,831
Momo, Inc. ADR	25,291	905,418
SINA Corp. (a)	10,113	436,174
Snap, Inc. Class A (a)	106,177	1,518,331
TrueCar, Inc. (a)	64,144	350,226
Twitter, Inc. (a)	17,527	611,692
Weibo Corp. ADR (a) (b)	9,738	424,090
Yandex NV Class A (a)	22,437	852,606
Yelp, Inc. (a)	17,835	609,600
YY, Inc. ADR (a)	9,576	667,352
Zillow Group, Inc. Class C (a) (b)	19,416	900,708
		11,511,519
INTERNET & DIRECT MARKETING RETAIL — 1.7%
Groupon, Inc. (a)	200,182	716,651
Quotient Technology, Inc. (a)	53,228	571,669
		1,288,320
Security Description	Shares	Value
IT SERVICES — 8.3%
Jack Henry & Associates, Inc.	4,788	$ 641,209
MongoDB, Inc. (a) (b)	6,941	1,055,657
Okta, Inc. (a)	9,412	1,162,476
Shopify, Inc. Class A (a)	4,485	1,346,173
Twilio, Inc. Class A (a) (b)	6,861	935,497
Wix.com, Ltd. (a)	7,208	1,024,257
		6,165,269
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.0%
Advanced Energy Industries, Inc. (a)	15,327	862,450
Advanced Micro Devices, Inc. (a) (b)	31,607	959,905
Applied Materials, Inc.	19,253	864,652
Cohu, Inc.	37,755	582,560
FormFactor, Inc. (a)	43,436	680,642
Inphi Corp. (a)	19,076	955,708
Lam Research Corp.	4,647	872,892
Micron Technology, Inc. (a)	18,375	709,091
MKS Instruments, Inc.	9,691	754,832
NVIDIA Corp.	4,296	705,532
Teradyne, Inc.	19,337	926,436
		8,874,700
SOFTWARE — 42.2%
2U, Inc. (a) (b)	11,350	427,214
ACI Worldwide, Inc. (a)	22,881	785,733
Alteryx, Inc. Class A (a) (b)	9,761	1,065,120
Appfolio, Inc. Class A (a)	10,436	1,067,290
Appian Corp. (a) (b)	23,515	848,186
Atlassian Corp. PLC Class A (a)	7,556	988,627
Carbon Black, Inc. (a) (b)	44,419	742,686
Check Point Software Technologies, Ltd. (a)	5,847	675,972
Citrix Systems, Inc.	5,763	565,581
Cloudera, Inc. (a) (b)	102,111	537,104
CyberArk Software, Ltd. (a)	8,502	1,086,896
DocuSign, Inc. (a)	14,659	728,699
Dropbox, Inc. Class A (a)	27,816	696,791
Ebix, Inc. (b)	14,479	727,135
Everbridge, Inc. (a) (b)	11,735	1,049,344
Fair Isaac Corp. (a)	3,340	1,048,827
FireEye, Inc. (a) (b)	33,834	501,082
Guidewire Software, Inc. (a)	7,596	770,082
Instructure, Inc. (a) (b)	16,752	711,960
j2 Global, Inc. (b)	8,880	789,343
LogMeIn, Inc.	7,380	543,758
Mimecast, Ltd. (a)	18,806	878,428
New Relic, Inc. (a)	7,211	623,824
Proofpoint, Inc. (a)	7,056	848,484
Q2 Holdings, Inc. (a)	12,780	975,881
Qualys, Inc. (a)	7,867	685,058
Rapid7, Inc. (a)	19,212	1,111,222
RealPage, Inc. (a)	13,062	768,699
SailPoint Technologies Holding, Inc. (a)	25,849	518,014
Splunk, Inc. (a)	5,975	751,356

See accompanying notes to financial statements.
66

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	13,746	$ 791,907
Symantec Corp.	29,144	634,173
Tableau Software, Inc. Class A (a)	4,874	809,181
Talend SA ADR (a)	17,901	690,800
Tenable Holdings, Inc. (a)	24,408	696,604
Teradata Corp. (a)	16,797	602,172
Varonis Systems, Inc. (a)	11,123	688,959
VMware, Inc. Class A	4,760	795,920
Yext, Inc. (a)	41,165	827,005
Zscaler, Inc. (a) (b)	14,804	1,134,579
		31,189,696
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	3,801	752,294
Pure Storage, Inc. Class A (a)	36,697	560,363
Western Digital Corp.	16,204	770,500
		2,083,157
THRIFTS & MORTGAGE FINANCE — 1.5%
LendingTree, Inc. (a) (b)	2,710	1,138,281
TOTAL COMMON STOCKS (Cost $67,754,060)		73,948,686
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	35,929	35,929
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (e) (f)	1,780,988	$ 1,780,988
TOTAL SHORT-TERM INVESTMENTS (Cost $1,816,917)		1,816,917
TOTAL INVESTMENTS — 102.4% (Cost $69,570,977)		75,765,603
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(1,787,390)
NET ASSETS — 100.0%		$ 73,978,213
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$73,948,686	$—	$—	$73,948,686
Short-Term Investments	1,816,917	—	—	1,816,917
TOTAL INVESTMENTS	$75,765,603	$—	$—	$75,765,603
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,482	$ 27,482	$ 4,824,183	$ 4,815,736	$—	$—	35,929	$ 35,929	$ 1,744
State Street Navigator Securities Lending Government Money Market Portfolio	2,048,418	2,048,418	47,507,642	49,556,060	—	—	—	—	43,061
State Street Navigator Securities Lending Portfolio III	—	—	12,731,641	10,950,653	—	—	1,780,988	1,780,988	1,707
Total		$2,075,900	$65,063,466	$65,322,449	$—	$—		$1,816,917	$46,512
See accompanying notes to financial statements.
67

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.5%
BHP Group, Ltd.	26,992	$ 779,638
National Australia Bank, Ltd. (a)	31,380	588,399
		1,368,037
BELGIUM — 0.7%
Anheuser-Busch InBev SA	6,915	612,975
BRAZIL — 1.1%
Petroleo Brasileiro SA Preference Shares ADR	66,957	950,789
Petroleo Brasileiro SA Preference Shares	3,200	22,886
		973,675
CANADA — 1.3%
Nutrien, Ltd. (a)	11,059	592,832
Royal Bank of Canada	7,690	612,434
		1,205,266
CHINA — 3.8%
Alibaba Group Holding, Ltd. ADR (b)	3,737	633,235
China Construction Bank Corp. Class H	733,288	631,684
China Petroleum & Chemical Corp. Class H	630,147	428,298
Industrial & Commercial Bank of China, Ltd. Class H	881,110	642,858
PetroChina Co., Ltd. Class H	800,601	441,675
Tencent Holdings, Ltd.	14,506	654,696
		3,432,446
DENMARK — 0.9%
Vestas Wind Systems A/S	9,457	818,144
FINLAND — 0.6%
Sampo Oyj Class A	12,077	570,762
FRANCE — 5.9%
Air Liquide SA	4,918	689,156
BNP Paribas SA (a)	10,278	488,842
Carrefour SA	32,756	633,397
Cie de Saint-Gobain	14,654	571,981
Engie SA	42,655	647,998
LVMH Moet Hennessy Louis Vuitton SE	1,809	771,092
Societe Generale SA	14,829	375,235
TOTAL SA	9,856	553,063
Vinci SA	6,524	669,104
		5,399,868
GERMANY — 4.4%
Allianz SE	2,819	680,579
BASF SE	6,800	494,986
Daimler AG	9,529	530,916
Deutsche Bank AG	54,149	418,088
E.ON SE	60,239	655,201
SAP SE	5,080	698,609
Security Description	Shares	Value
Siemens AG	4,843	$ 576,891
		4,055,270
HONG KONG — 1.2%
China Mobile, Ltd.	63,043	574,145
CLP Holdings, Ltd.	50,827	560,805
		1,134,950
INDIA — 1.4%
Infosys, Ltd. ADR	59,721	639,015
Reliance Industries, Ltd. GDR (c)	9,545	345,052
Reliance Industries, Ltd.	15,768	286,246
		1,270,313
IRELAND — 0.7%
Accenture PLC Class A	3,542	654,455
ITALY — 1.3%
Assicurazioni Generali SpA	35,179	663,424
UniCredit SpA	39,555	487,660
		1,151,084
JAPAN — 8.9%
Bridgestone Corp. (a)	16,627	654,648
Canon, Inc.	19,783	577,662
Honda Motor Co., Ltd.	21,405	553,303
Komatsu, Ltd.	21,947	529,629
Mitsubishi Corp.	20,911	551,209
Mitsubishi UFJ Financial Group, Inc.	100,389	477,067
Mitsui & Co., Ltd.	35,973	585,638
Mizuho Financial Group, Inc.	353,221	511,767
Nippon Steel Corp.	31,761	545,072
Panasonic Corp.	53,105	442,427
Seven & i Holdings Co., Ltd.	13,818	467,868
SoftBank Group Corp.	12,556	601,928
Sony Corp.	10,429	546,714
Takeda Pharmaceutical Co., Ltd.	14,801	525,192
Toyota Motor Corp.	9,995	620,443
		8,190,567
LUXEMBOURG — 0.4%
ArcelorMittal	21,099	378,098
MEXICO — 0.6%
America Movil SAB de CV Series L	733,850	533,629
NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class B	8,582	281,905
Royal Dutch Shell PLC Class A	10,292	336,496
		618,401
RUSSIA — 1.1%
Gazprom PJSC ADR	135,159	990,175
SOUTH AFRICA — 1.9%
MTN Group, Ltd. (a)	129,884	983,254
Naspers, Ltd. Class N	2,983	723,371
		1,706,625

See accompanying notes to financial statements.
68

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	555	$ 564,435
Samsung Electronics Co., Ltd.	1,255	51,085
		615,520
SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA	97,113	543,782
Banco Santander SA	122,181	567,760
Telefonica SA	78,403	644,730
		1,756,272
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	70,553	669,927
SWITZERLAND — 4.0%
ABB, Ltd.	25,691	516,192
Credit Suisse Group AG	41,256	495,284
Nestle SA	7,271	753,648
Novartis AG	8,121	742,967
Roche Holding AG	2,492	701,977
UBS Group AG	39,569	470,770
		3,680,838
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,095	552,101
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	15,390
		567,491
UNITED KINGDOM — 6.9%
Anglo American PLC	30,516	871,713
AstraZeneca PLC	8,283	678,679
BAE Systems PLC	74,548	470,022
BP PLC	84,877	592,614
GlaxoSmithKline PLC	31,493	631,919
HSBC Holdings PLC	70,956	593,218
National Grid PLC	59,620	634,192
Rio Tinto PLC	13,113	814,503
Tesco PLC	201,465	581,269
Vodafone Group PLC	282,133	464,350
		6,332,479
UNITED STATES — 46.2%
3M Co.	2,925	507,020
Abbott Laboratories	9,086	764,133
Alphabet, Inc. Class A (b)	261	282,611
Alphabet, Inc. Class C (b)	266	287,522
Amazon.com, Inc. (b)	310	587,025
American Express Co.	5,651	697,559
American International Group, Inc.	11,617	618,954
Amgen, Inc.	3,032	558,737
Apple, Inc.	2,716	537,551
Arconic, Inc.	27,394	707,313
AT&T, Inc.	18,495	619,767
Bank of America Corp.	20,521	595,109
Bank of New York Mellon Corp.	11,973	528,608
Security Description	Shares	Value
Baxter International, Inc.	7,925	$ 649,058
Berkshire Hathaway, Inc. Class B (b)	2,810	599,008
Boeing Co.	1,691	615,541
Booking Holdings, Inc. (b)	316	592,408
Carnival Corp.	9,708	451,907
Caterpillar, Inc.	4,297	585,638
Chevron Corp.	5,279	656,919
Cisco Systems, Inc.	13,028	713,022
Coca-Cola Co.	13,419	683,295
Colgate-Palmolive Co.	9,144	655,350
ConocoPhillips	8,374	510,814
Corteva, Inc. (b)	194	5,737
CVS Health Corp.	8,005	436,192
Deere & Co.	4,215	698,468
Duke Energy Corp.	7,540	665,330
DuPont de Nemours, Inc.	5,972	448,318
eBay, Inc.	18,230	720,085
Exxon Mobil Corp.	7,433	569,591
Facebook, Inc. Class A (b)	3,795	732,435
FedEx Corp.	2,480	407,191
General Electric Co.	50,602	531,321
Gilead Sciences, Inc.	8,386	566,558
Goldman Sachs Group, Inc.	2,653	542,804
Home Depot, Inc.	2,947	612,888
Honeywell International, Inc.	3,917	683,869
HP, Inc.	24,683	513,160
Intel Corp.	13,552	648,734
International Business Machines Corp.	4,199	579,042
Johnson & Johnson	4,460	621,189
JPMorgan Chase & Co.	5,458	610,204
McDonald's Corp.	3,780	784,955
Medtronic PLC	6,367	620,082
Merck & Co., Inc.	8,890	745,426
Microsoft Corp.	5,432	727,671
Mondelez International, Inc. Class A	14,083	759,074
Netflix, Inc. (b)	1,667	612,322
NextEra Energy, Inc.	3,500	717,010
NIKE, Inc. Class B	7,382	619,719
Pfizer, Inc.	14,353	621,772
Philip Morris International, Inc.	7,765	609,785
Procter & Gamble Co.	7,271	797,265
QUALCOMM, Inc.	8,298	631,229
Schlumberger, Ltd.	10,029	398,552
Simon Property Group, Inc. REIT	3,350	535,196
Southwest Airlines Co.	9,940	504,753
Starbucks Corp.	11,307	947,866
Travelers Cos., Inc.	4,730	707,230
Union Pacific Corp.	3,963	670,183
United Parcel Service, Inc. Class B	5,115	528,226
United Technologies Corp.	4,513	587,593
UnitedHealth Group, Inc.	2,291	559,027
Verizon Communications, Inc.	11,346	648,197
Visa, Inc. Class A	4,113	713,811

See accompanying notes to financial statements.
69

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Walmart, Inc.	6,528	$ 721,279
Walt Disney Co.	5,654	789,525
Wells Fargo & Co.	11,310	535,188
Williams Cos., Inc.	22,044	618,113
		42,309,034
TOTAL COMMON STOCKS (Cost $79,361,661)		90,996,301

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	102,074	102,074
State Street Navigator Securities Lending Portfolio III (f) (g)	1,907,960	1,907,960
TOTAL SHORT-TERM INVESTMENTS (Cost $2,010,034)		2,010,034
TOTAL INVESTMENTS — 101.6% (Cost $81,371,695)		93,006,335
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(1,456,736)
NET ASSETS — 100.0%		$ 91,549,599

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$90,996,301	$—	$—	$90,996,301
Short-Term Investments	2,010,034	—	—	2,010,034
TOTAL INVESTMENTS	$93,006,335	$—	$—	$93,006,335
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	296,223	$296,223	$ 9,716,254	$ 9,910,403	$—	$—	102,074	$ 102,074	$ 3,902
State Street Navigator Securities Lending Government Money Market Portfolio	474,461	474,461	11,627,871	12,102,332	—	—	—	—	7,858
State Street Navigator Securities Lending Portfolio III	—	—	6,018,386	4,110,426	—	—	1,907,960	1,907,960	7,174
Total		$770,684	$27,362,511	$26,123,161	$—	$—		$2,010,034	$18,934
See accompanying notes to financial statements.
70

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
Arconic, Inc.	2,701	$ 69,740
Boeing Co.	1,591	579,140
General Dynamics Corp.	4,588	834,190
Huntington Ingalls Industries, Inc.	1,037	233,055
L3 Technologies, Inc.	720	176,522
L3Harris Technologies, Inc.	3,187	602,757
Lockheed Martin Corp.	3,146	1,143,697
Northrop Grumman Corp.	987	318,910
Raytheon Co.	7,062	1,227,940
Spirit AeroSystems Holdings, Inc. Class A	1,932	157,207
Textron, Inc.	1,716	91,017
TransDigm Group, Inc. (a)	66	31,931
United Technologies Corp.	8,496	1,106,179
		6,572,285
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	6,406	540,346
Expeditors International of Washington, Inc.	8,166	619,473
FedEx Corp.	1,987	326,246
United Parcel Service, Inc. Class B	3,576	369,293
XPO Logistics, Inc. (a) (b)	807	46,653
		1,902,011
AIRLINES — 0.1%
American Airlines Group, Inc.	1,989	64,861
Delta Air Lines, Inc.	1,684	95,567
Southwest Airlines Co.	2,999	152,289
United Continental Holdings, Inc. (a)	748	65,488
		378,205
AUTO COMPONENTS — 0.2%
Aptiv PLC	1,289	104,190
Autoliv, Inc. (b)	798	56,267
BorgWarner, Inc.	5,030	211,159
Lear Corp.	1,686	234,809
		606,425
AUTOMOBILES — 0.6%
Ford Motor Co.	81,890	837,735
General Motors Co.	26,834	1,033,914
Harley-Davidson, Inc. (b)	1,697	60,804
Tesla, Inc. (a)	240	53,630
		1,986,083
BANKS — 4.5%
Bank of America Corp.	99,215	2,877,235
BB&T Corp.	8,410	413,183
CIT Group, Inc.	1,403	73,714
Citigroup, Inc.	34,299	2,401,959
Citizens Financial Group, Inc.	6,790	240,094
Comerica, Inc.	1,188	86,296
East West Bancorp, Inc.	3,160	147,793
Fifth Third Bancorp	8,932	249,203
First Republic Bank	969	94,623
Security Description	Shares	Value
Huntington Bancshares, Inc.	8,687	$ 120,054
JPMorgan Chase & Co.	28,624	3,200,163
KeyCorp	11,628	206,397
M&T Bank Corp.	2,853	485,210
People's United Financial, Inc.	3,613	60,626
PNC Financial Services Group, Inc.	4,734	649,884
Regions Financial Corp.	13,193	197,103
Signature Bank	461	55,707
SunTrust Banks, Inc.	4,442	279,180
SVB Financial Group (a)	306	68,725
US Bancorp	22,394	1,173,446
Wells Fargo & Co.	51,465	2,435,324
Zions Bancorp NA (b)	1,495	68,740
		15,584,659
BEVERAGES — 2.5%
Brown-Forman Corp. Class B	7,278	403,419
Coca-Cola Co.	43,104	2,194,856
Constellation Brands, Inc. Class A	755	148,690
Molson Coors Brewing Co. Class B	1,830	102,480
Monster Beverage Corp. (a)	7,034	448,980
PepsiCo, Inc.	40,309	5,285,719
		8,584,144
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	5,319	386,798
Alexion Pharmaceuticals, Inc. (a)	567	74,266
Alkermes PLC (a)	104	2,344
Alnylam Pharmaceuticals, Inc. (a)	57	4,136
Amgen, Inc.	12,513	2,305,896
Biogen, Inc. (a)	4,235	990,439
BioMarin Pharmaceutical, Inc. (a)	131	11,220
Celgene Corp. (a)	11,325	1,046,883
Gilead Sciences, Inc.	9,060	612,093
Incyte Corp. (a)	60	5,097
Regeneron Pharmaceuticals, Inc. (a)	1,495	467,935
Seattle Genetics, Inc. (a) (b)	61	4,222
Vertex Pharmaceuticals, Inc. (a)	731	134,051
		6,045,380
BUILDING PRODUCTS — 0.2%
Allegion PLC	1,787	197,553
AO Smith Corp.	3,124	147,328
Fortune Brands Home & Security, Inc.	861	49,189
Johnson Controls International PLC	6,151	254,098
Lennox International, Inc.	68	18,700
Masco Corp.	1,328	52,110
Owens Corning	1,039	60,470
		779,448
CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.	419	38,607
Ameriprise Financial, Inc.	2,857	414,722
Bank of New York Mellon Corp.	7,042	310,904
BlackRock, Inc.	543	254,830
Cboe Global Markets, Inc.	289	29,949
Charles Schwab Corp.	4,402	176,916
CME Group, Inc.	3,887	754,506

See accompanying notes to financial statements.
71

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
E*TRADE Financial Corp.	1,335	$ 59,541
Eaton Vance Corp.	2,066	89,107
FactSet Research Systems, Inc.	776	222,371
Franklin Resources, Inc. (b)	6,421	223,451
Goldman Sachs Group, Inc.	3,592	734,923
Intercontinental Exchange, Inc.	3,103	266,672
Invesco, Ltd.	4,457	91,190
KKR & Co., Inc. Class A (b)	2,766	69,897
MarketAxess Holdings, Inc.	876	281,564
Moody's Corp.	346	67,577
Morgan Stanley	11,767	515,512
MSCI, Inc.	125	29,849
Nasdaq, Inc.	485	46,642
Northern Trust Corp.	1,208	108,720
Raymond James Financial, Inc.	748	63,243
S&P Global, Inc.	482	109,795
SEI Investments Co.	2,895	162,410
State Street Corp. (c)	3,636	203,834
T Rowe Price Group, Inc.	4,878	535,165
TD Ameritrade Holding Corp.	4,770	238,118
		6,100,015
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	2,190	495,750
Albemarle Corp. (b)	408	28,727
Axalta Coating Systems, Ltd. (a)	608	18,100
Celanese Corp.	2,570	277,046
CF Industries Holdings, Inc.	1,084	50,634
Chemours Co.	1,350	32,400
Corteva, Inc. (a)	7,345	217,192
Dow, Inc.	5,347	263,661
DuPont de Nemours, Inc.	7,345	551,389
Eastman Chemical Co.	1,281	99,700
Ecolab, Inc.	4,847	956,992
FMC Corp.	435	36,083
International Flavors & Fragrances, Inc. (b)	1,583	229,677
Linde PLC	2,511	504,209
LyondellBasell Industries NV Class A	8,215	707,558
Mosaic Co.	3,023	75,666
PPG Industries, Inc.	1,082	126,280
Sherwin-Williams Co.	227	104,032
Westlake Chemical Corp.	165	11,461
		4,786,557
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Cintas Corp.	234	55,526
Copart, Inc. (a)	3,641	272,128
Republic Services, Inc.	20,156	1,746,316
Rollins, Inc.	2,925	104,920
Waste Connections, Inc.	7,340	701,557
Waste Management, Inc.	17,006	1,961,982
		4,842,429
COMMUNICATIONS EQUIPMENT — 2.2%
Arista Networks, Inc. (a)	834	216,523
Security Description	Shares	Value
Cisco Systems, Inc.	98,651	$ 5,399,169
CommScope Holding Co., Inc. (a)	1,707	26,851
F5 Networks, Inc. (a)	3,248	473,007
Juniper Networks, Inc.	4,335	115,441
Motorola Solutions, Inc.	9,160	1,527,247
		7,758,238
CONSTRUCTION & ENGINEERING — 0.0% (d)
Fluor Corp.	1,917	64,584
Jacobs Engineering Group, Inc.	1,012	85,402
		149,986
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	233	53,616
Vulcan Materials Co.	453	62,201
		115,817
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	4,854	150,425
American Express Co.	2,938	362,667
Capital One Financial Corp.	5,262	477,474
Discover Financial Services	2,432	188,699
Synchrony Financial	5,060	175,430
		1,354,695
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	363	41,992
Ball Corp.	2,641	184,844
Crown Holdings, Inc. (a)	914	55,845
International Paper Co.	3,167	137,194
Packaging Corp. of America	446	42,513
Sealed Air Corp.	906	38,759
Westrock Co.	2,716	99,052
		600,199
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,008	311,569
LKQ Corp. (a)	2,460	65,460
		377,029
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	1,273	37,299
DIVERSIFIED FINANCIAL SERVICES — 0.7%
AXA Equitable Holdings, Inc.	4,206	87,906
Berkshire Hathaway, Inc. Class B (a)	9,870	2,103,988
Jefferies Financial Group, Inc.	3,592	69,074
Voya Financial, Inc.	1,128	62,378
		2,323,346
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	101,474	3,400,394
CenturyLink, Inc.	19,788	232,707
Verizon Communications, Inc.	54,694	3,124,668
Zayo Group Holdings, Inc. (a)	7,206	237,149
		6,994,918

See accompanying notes to financial statements.
72

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
ELECTRIC UTILITIES — 2.7%
Alliant Energy Corp.	3,773	$ 185,179
American Electric Power Co., Inc.	9,266	815,501
Duke Energy Corp.	18,462	1,629,087
Edison International	2,268	152,886
Entergy Corp.	1,197	123,207
Evergy, Inc.	6,428	386,644
Eversource Energy	5,432	411,528
Exelon Corp.	7,432	356,290
FirstEnergy Corp.	4,005	171,454
NextEra Energy, Inc.	9,201	1,884,917
OGE Energy Corp.	918	39,070
Pinnacle West Capital Corp.	706	66,427
PPL Corp.	4,991	154,771
Southern Co.	27,238	1,505,717
Xcel Energy, Inc.	23,844	1,418,480
		9,301,158
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	862	118,878
AMETEK, Inc.	769	69,856
Eaton Corp. PLC	2,867	238,764
Emerson Electric Co.	10,804	720,843
Rockwell Automation, Inc.	2,748	450,205
Sensata Technologies Holding PLC (a)	872	42,728
		1,641,274
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	15,465	1,483,712
Arrow Electronics, Inc. (a)	1,436	102,344
CDW Corp.	723	80,253
Cognex Corp.	2,927	140,437
Corning, Inc.	5,274	175,255
Flex, Ltd. (a)	9,739	93,202
FLIR Systems, Inc.	3,853	208,447
IPG Photonics Corp. (a)	761	117,384
Keysight Technologies, Inc. (a)	513	46,073
TE Connectivity, Ltd.	7,238	693,256
Trimble, Inc. (a)	748	33,742
Zebra Technologies Corp. Class A (a)	183	38,337
		3,212,442
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes a GE Co.	5,102	125,662
Halliburton Co.	5,241	119,180
Helmerich & Payne, Inc.	418	21,159
National Oilwell Varco, Inc.	2,274	50,551
Schlumberger, Ltd.	7,770	308,780
TechnipFMC PLC	3,391	87,963
		713,295
ENTERTAINMENT — 1.6%
Activision Blizzard, Inc.	2,862	135,087
Electronic Arts, Inc. (a)	941	95,286
Liberty Media Corp.-Liberty Formula One Class C (a)	740	27,683
Live Nation Entertainment, Inc. (a) (b)	356	23,585
Security Description	Shares	Value
Netflix, Inc. (a)	485	$ 178,150
Take-Two Interactive Software, Inc. (a)	63	7,152
Viacom, Inc. Class B	4,194	125,275
Walt Disney Co.	36,773	5,134,982
		5,727,200
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.5%
Alexandria Real Estate Equities, Inc. REIT	303	42,750
American Tower Corp. REIT	4,733	967,662
AvalonBay Communities, Inc. REIT	5,641	1,146,138
Boston Properties, Inc. REIT	406	52,374
Camden Property Trust REIT	5,153	537,922
Crown Castle International Corp. REIT	8,734	1,138,477
Digital Realty Trust, Inc. REIT	1,040	122,502
Duke Realty Corp. REIT	3,259	103,017
Equinix, Inc. REIT	371	187,092
Equity Residential REIT	12,903	979,596
Essex Property Trust, Inc. REIT	1,658	484,020
Extra Space Storage, Inc. REIT	2,791	296,125
Federal Realty Investment Trust REIT	136	17,511
HCP, Inc. REIT	2,133	68,213
Host Hotels & Resorts, Inc. REIT	4,354	79,330
Invitation Homes, Inc. REIT	7,382	197,321
Iron Mountain, Inc. REIT (b)	900	28,170
Kimco Realty Corp. REIT	2,688	49,674
Liberty Property Trust REIT	650	32,526
Macerich Co. REIT (b)	383	12,827
Mid-America Apartment Communities, Inc. REIT	2,718	320,072
National Retail Properties, Inc. REIT	5,657	299,878
Prologis, Inc. REIT	2,262	181,186
Public Storage REIT	7,939	1,890,832
Realty Income Corp. REIT	11,068	763,360
Regency Centers Corp. REIT	566	37,775
SBA Communications Corp. REIT (a)	1,859	417,977
Simon Property Group, Inc. REIT	1,599	255,456
SL Green Realty Corp. REIT	557	44,766
UDR, Inc. REIT	10,287	461,783
Ventas, Inc. REIT	4,467	305,319
VEREIT, Inc.	5,860	52,799
Vornado Realty Trust REIT	802	51,408
Welltower, Inc. REIT	5,889	480,130
Weyerhaeuser Co. REIT	3,334	87,818
WP Carey, Inc. REIT	429	34,826
		12,228,632
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	9,325	2,464,224
Kroger Co.	17,380	377,320
Sysco Corp.	15,018	1,062,073
Walmart, Inc.	17,048	1,883,634
Walgreens Boots Alliance, Inc.	9,947	543,802
		6,331,053

See accompanying notes to financial statements.
73

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	6,948	$ 283,478
Bunge, Ltd.	4,031	224,567
Campbell Soup Co. (b)	7,932	317,835
Conagra Brands, Inc.	2,835	75,184
General Mills, Inc.	6,951	365,067
Hershey Co.	12,361	1,656,745
Hormel Foods Corp. (b)	23,509	953,055
Ingredion, Inc.	1,390	114,661
J.M. Smucker Co.	2,855	328,867
Kellogg Co.	10,253	549,253
Kraft Heinz Co.	6,859	212,903
Lamb Weston Holdings, Inc.	8,085	512,266
McCormick & Co., Inc. (b)	3,863	598,804
Mondelez International, Inc. Class A	17,263	930,476
Tyson Foods, Inc. Class A	3,116	251,586
		7,374,747
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	503	53,096
UGI Corp.	1,036	55,333
		108,429
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	7,314	615,107
ABIOMED, Inc. (a)	11	2,865
Align Technology, Inc. (a)	1,308	358,000
Baxter International, Inc.	13,242	1,084,520
Becton Dickinson and Co.	2,650	667,827
Boston Scientific Corp. (a)	6,515	280,015
Cooper Cos., Inc.	1,351	455,138
Danaher Corp.	8,079	1,154,651
DENTSPLY SIRONA, Inc.	773	45,112
DexCom, Inc. (a)	12	1,798
Edwards Lifesciences Corp. (a)	3,483	643,450
Hologic, Inc. (a)	840	40,337
IDEXX Laboratories, Inc. (a)	65	17,897
Intuitive Surgical, Inc. (a)	1,731	907,996
Medtronic PLC	16,908	1,646,670
ResMed, Inc.	2,556	311,909
STERIS PLC (a)	249	37,071
Stryker Corp.	4,307	885,433
Teleflex, Inc.	102	33,777
Varian Medical Systems, Inc. (a)	1,749	238,091
Zimmer Biomet Holdings, Inc.	1,337	157,418
		9,585,082
HEALTH CARE PROVIDERS & SERVICES — 2.2%
AmerisourceBergen Corp.	4,276	364,572
Anthem, Inc.	3,583	1,011,158
Cardinal Health, Inc.	8,568	403,553
Centene Corp. (a)	3,628	190,252
Cigna Corp.	3,674	578,839
CVS Health Corp.	18,320	998,257
DaVita, Inc. (a)	1,287	72,407
Security Description	Shares	Value
HCA Healthcare, Inc.	1,678	$ 226,815
Henry Schein, Inc. (a)	1,832	128,057
Humana, Inc.	2,226	590,558
Laboratory Corp. of America Holdings (a)	539	93,193
McKesson Corp.	4,846	651,254
Quest Diagnostics, Inc.	1,509	153,631
UnitedHealth Group, Inc.	7,357	1,795,181
Universal Health Services, Inc. Class B	2,644	344,751
WellCare Health Plans, Inc. (a)	555	158,214
		7,760,692
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	2,065	151,365
Veeva Systems, Inc. Class A (a)	1,847	299,417
		450,782
HOTELS, RESTAURANTS & LEISURE — 1.8%
Aramark	2,260	81,496
Carnival Corp.	2,783	129,549
Chipotle Mexican Grill, Inc. (a)	48	35,178
Darden Restaurants, Inc.	4,705	572,740
Domino's Pizza, Inc.	65	18,088
Hilton Worldwide Holdings, Inc.	468	45,742
Las Vegas Sands Corp.	1,234	72,917
Marriott International, Inc. Class A	652	91,469
McDonald's Corp.	10,064	2,089,890
MGM Resorts International	3,633	103,795
Norwegian Cruise Line Holdings, Ltd. (a)	1,243	66,662
Royal Caribbean Cruises, Ltd.	973	117,937
Starbucks Corp.	11,900	997,577
Vail Resorts, Inc.	133	29,683
Wynn Resorts, Ltd.	393	48,728
Yum! Brands, Inc.	15,117	1,672,999
		6,174,450
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	2,757	118,909
Garmin, Ltd.	5,360	427,728
Leggett & Platt, Inc. (b)	775	29,737
Lennar Corp. Class A	2,518	122,022
Mohawk Industries, Inc. (a)	591	87,155
Newell Brands, Inc. (b)	5,150	79,413
NVR, Inc. (a)	138	465,095
PulteGroup, Inc.	2,286	72,283
Whirlpool Corp.	858	122,145
		1,524,487
HOUSEHOLD PRODUCTS — 2.3%
Church & Dwight Co., Inc.	6,306	460,716
Clorox Co.	5,434	832,000
Colgate-Palmolive Co.	7,129	510,935
Kimberly-Clark Corp.	4,072	542,716
Procter & Gamble Co.	52,841	5,794,016
		8,140,383

See accompanying notes to financial statements.
74

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	5,551	$ 93,035
NRG Energy, Inc.	893	31,362
Vistra Energy Corp.	1,869	42,314
		166,711
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	12,043	2,087,534
General Electric Co.	70,094	735,987
Honeywell International, Inc.	14,405	2,514,969
Roper Technologies, Inc.	225	82,408
		5,420,898
INSURANCE — 5.0%
Aflac, Inc.	20,557	1,126,729
Alleghany Corp. (a)	179	121,919
Allstate Corp.	10,349	1,052,390
American Financial Group, Inc.	4,504	461,525
American International Group, Inc.	11,950	636,696
Aon PLC	5,319	1,026,461
Arch Capital Group, Ltd. (a)	28,281	1,048,660
Arthur J Gallagher & Co.	7,936	695,114
Assurant, Inc.	549	58,403
Athene Holding, Ltd. Class A (a)	1,401	60,327
Brighthouse Financial, Inc. (a)	1,628	59,731
Chubb, Ltd.	10,844	1,597,213
Cincinnati Financial Corp.	3,066	317,852
Erie Indemnity Co. Class A	976	248,177
Everest Re Group, Ltd.	3,835	947,935
Fidelity National Financial, Inc.	6,365	256,510
Hartford Financial Services Group, Inc.	13,311	741,689
Lincoln National Corp.	2,160	139,212
Loews Corp.	3,526	192,766
Markel Corp. (a)	534	581,846
Marsh & McLennan Cos., Inc.	9,613	958,897
MetLife, Inc.	8,072	400,936
Principal Financial Group, Inc.	2,414	139,819
Progressive Corp.	11,789	942,295
Prudential Financial, Inc.	4,380	442,380
Reinsurance Group of America, Inc.	668	104,228
RenaissanceRe Holdings, Ltd.	3,907	695,485
Torchmark Corp.	737	65,932
Travelers Cos., Inc.	6,218	929,715
Unum Group	3,126	104,877
Willis Towers Watson PLC	2,007	384,421
WR Berkley Corp.	14,082	928,426
		17,468,566
INTERACTIVE MEDIA & SERVICES — 4.0%
Alphabet, Inc. Class A (a)	3,097	3,353,432
Alphabet, Inc. Class C (a)	3,341	3,611,320
Facebook, Inc. Class A (a)	36,073	6,962,089
IAC/InterActiveCorp (a)	132	28,714
Snap, Inc. Class A (a)	38	543
TripAdvisor, Inc. (a)	169	7,823
Security Description	Shares	Value
Twitter, Inc. (a)	725	$ 25,303
Zillow Group, Inc. Class C (a) (b)	173	8,025
		13,997,249
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	436	825,623
Booking Holdings, Inc. (a)	863	1,617,875
eBay, Inc.	7,583	299,529
Expedia Group, Inc.	940	125,048
GrubHub, Inc. (a) (b)	79	6,161
MercadoLibre, Inc. (a)	12	7,341
Qurate Retail, Inc. (a)	7,914	98,054
Wayfair, Inc. Class A (a) (b)	48	7,008
		2,986,639
IT SERVICES — 9.1%
Accenture PLC Class A	20,237	3,739,190
Akamai Technologies, Inc. (a)	504	40,391
Alliance Data Systems Corp.	302	42,319
Automatic Data Processing, Inc.	12,286	2,031,244
Broadridge Financial Solutions, Inc.	5,260	671,597
Cognizant Technology Solutions Corp. Class A	17,928	1,136,456
DXC Technology Co.	2,187	120,613
Fidelity National Information Services, Inc.	10,195	1,250,723
First Data Corp. Class A (a)	1,319	35,705
Fiserv, Inc. (a) (b)	20,685	1,885,645
FleetCor Technologies, Inc. (a)	1,283	360,331
Gartner, Inc. (a)	121	19,474
Global Payments, Inc.	383	61,330
GoDaddy, Inc. Class A (a)	119	8,348
International Business Machines Corp.	22,915	3,159,978
Jack Henry & Associates, Inc.	8,062	1,079,663
Leidos Holdings, Inc.	809	64,599
Mastercard, Inc. Class A	23,882	6,317,505
Paychex, Inc.	19,122	1,573,549
PayPal Holdings, Inc. (a)	1,509	172,720
Sabre Corp.	1,214	26,951
Square, Inc. Class A (a)	58	4,207
Total System Services, Inc.	499	64,007
VeriSign, Inc. (a)	2,305	482,114
Visa, Inc. Class A	40,198	6,976,363
Western Union Co. (b)	9,952	197,945
Worldpay, Inc. Class A (a)	508	62,255
		31,585,222
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	2,568	271,386
Polaris Industries, Inc.	302	27,552
		298,938
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	869	64,888
Illumina, Inc. (a)	110	40,497
IQVIA Holdings, Inc. (a)	455	73,209
Mettler-Toledo International, Inc. (a)	493	414,120

See accompanying notes to financial statements.
75

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
PerkinElmer, Inc.	355	$ 34,201
Thermo Fisher Scientific, Inc.	2,483	729,207
Waters Corp. (a)	1,349	290,359
		1,646,481
MACHINERY — 1.0%
Caterpillar, Inc.	2,830	385,701
Cummins, Inc.	3,219	551,543
Deere & Co.	1,574	260,828
Dover Corp.	747	74,849
Flowserve Corp.	431	22,709
Fortive Corp.	992	80,868
IDEX Corp.	1,213	208,806
Illinois Tool Works, Inc.	6,541	986,448
Ingersoll-Rand PLC	1,092	138,324
Middleby Corp. (a) (b)	130	17,641
PACCAR, Inc.	2,539	181,945
Parker-Hannifin Corp.	567	96,396
Pentair PLC	857	31,880
Snap-on, Inc. (b)	1,112	184,192
Stanley Black & Decker, Inc.	812	117,423
WABCO Holdings, Inc. (a)	927	122,920
Wabtec Corp. (b)	788	56,547
Xylem, Inc.	536	44,831
		3,563,851
MEDIA — 1.2%
Altice USA, Inc. Class A (a)	38	925
CBS Corp. Class B	3,295	164,421
Charter Communications, Inc. Class A (a)	2,002	791,150
Comcast Corp. Class A	39,837	1,684,308
Discovery, Inc. Class A (a)	1,604	49,243
Discovery, Inc. Class C (a)	3,496	99,461
DISH Network Corp. Class A (a)	2,018	77,511
Fox Corp. Class A	2,155	78,959
Fox Corp. Class B	3,156	115,289
Interpublic Group of Cos., Inc.	2,617	59,118
Liberty Broadband Corp. Class C (a)	380	39,604
Liberty Global PLC Class A (a)	1,672	45,127
Liberty Global PLC Class C (a)	3,895	103,334
Liberty Media Corp.-Liberty SiriusXM Class A (a)	450	17,015
Liberty Media Corp.-Liberty SiriusXM Class C (a)	909	34,524
News Corp. Class A	3,325	44,854
Omnicom Group, Inc. (b)	8,212	672,974
Sirius XM Holdings, Inc. (b)	26,755	149,293
		4,227,110
METALS & MINING — 0.8%
Freeport-McMoRan, Inc.	14,146	164,235
Newmont Goldcorp Corp.	59,423	2,286,003
Nucor Corp.	2,964	163,316
Steel Dynamics, Inc.	2,591	78,248
		2,691,802
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.6%
AGNC Investment Corp. REIT	51,553	$ 867,122
Annaly Capital Management, Inc. REIT	136,954	1,250,390
		2,117,512
MULTI-UTILITIES — 1.2%
Ameren Corp.	1,278	95,990
CenterPoint Energy, Inc.	2,432	69,628
CMS Energy Corp.	5,845	338,484
Consolidated Edison, Inc.	17,449	1,529,928
Dominion Energy, Inc.	9,809	758,432
DTE Energy Co.	1,561	199,621
NiSource, Inc.	1,937	55,786
Public Service Enterprise Group, Inc.	2,393	140,756
Sempra Energy	1,818	249,866
WEC Energy Group, Inc.	10,413	868,132
		4,306,623
MULTILINE RETAIL — 0.9%
Dollar General Corp.	10,936	1,478,110
Dollar Tree, Inc. (a)	4,910	527,285
Kohl's Corp.	2,019	96,003
Macy's, Inc.	6,560	140,778
Nordstrom, Inc. (b)	3,092	98,511
Target Corp.	9,306	805,993
		3,146,680
OIL, GAS & CONSUMABLE FUELS — 3.1%
Anadarko Petroleum Corp.	1,627	114,801
Apache Corp.	3,034	87,895
Cabot Oil & Gas Corp.	12,103	277,885
Cheniere Energy, Inc. (a)	8,261	565,465
Chevron Corp.	24,385	3,034,469
Cimarex Energy Co.	351	20,825
Concho Resources, Inc.	591	60,979
ConocoPhillips	5,609	342,149
Continental Resources, Inc. (a)	379	15,952
Devon Energy Corp.	3,467	98,879
Diamondback Energy, Inc.	515	56,120
EOG Resources, Inc.	2,273	211,753
Exxon Mobil Corp.	42,731	3,274,477
Hess Corp.	711	45,198
HollyFrontier Corp.	1,932	89,413
Kinder Morgan, Inc.	10,902	227,634
Marathon Oil Corp.	4,678	66,474
Marathon Petroleum Corp.	8,481	473,918
Noble Energy, Inc.	2,928	65,587
Occidental Petroleum Corp.	6,501	326,870
ONEOK, Inc.	2,341	161,084
Parsley Energy, Inc. Class A (a)	675	12,832
Phillips 66	5,415	506,519
Pioneer Natural Resources Co.	484	74,468
Plains GP Holdings L.P. Class A (a)	3,390	84,648
Targa Resources Corp.	1,453	57,045
Valero Energy Corp.	5,165	442,176

See accompanying notes to financial statements.
76

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Williams Cos., Inc.	5,139	$ 144,098
		10,939,613
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	2,295	30,753
Estee Lauder Cos., Inc. Class A	4,519	827,474
		858,227
PHARMACEUTICALS — 5.0%
Allergan PLC	2,624	439,336
Bristol-Myers Squibb Co.	32,997	1,496,414
Elanco Animal Health, Inc. (a)	1,035	34,983
Eli Lilly & Co.	20,698	2,293,131
Jazz Pharmaceuticals PLC (a)	167	23,808
Johnson & Johnson	58,280	8,117,238
Merck & Co., Inc.	21,000	1,760,850
Mylan NV (a)	6,689	127,359
Nektar Therapeutics (a) (b)	171	6,084
Perrigo Co. PLC	414	19,715
Pfizer, Inc.	59,796	2,590,363
Zoetis, Inc.	4,008	454,868
		17,364,149
PROFESSIONAL SERVICES — 0.3%
CoStar Group, Inc. (a)	59	32,690
Equifax, Inc.	429	58,018
IHS Markit, Ltd. (a)	974	62,063
ManpowerGroup, Inc.	1,747	168,760
Nielsen Holdings PLC	2,658	60,071
Robert Half International, Inc.	2,849	162,421
TransUnion	309	22,715
Verisk Analytics, Inc.	2,684	393,099
		959,837
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	1,788	91,725
Jones Lang LaSalle, Inc.	370	52,055
		143,780
ROAD & RAIL — 0.9%
AMERCO	598	226,373
CSX Corp.	2,592	200,543
JB Hunt Transport Services, Inc.	1,649	150,735
Kansas City Southern	500	60,910
Knight-Swift Transportation Holdings, Inc. (b)	834	27,389
Norfolk Southern Corp.	912	181,789
Old Dominion Freight Line, Inc.	1,231	183,739
Uber Technologies, Inc. (a) (b)	876	40,629
Union Pacific Corp.	12,257	2,072,781
		3,144,888
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Micro Devices, Inc. (a) (b)	598	18,161
Analog Devices, Inc.	1,028	116,030
Applied Materials, Inc.	23,384	1,050,175
Security Description	Shares	Value
Broadcom, Inc.	1,988	$ 572,266
Intel Corp.	98,258	4,703,611
KLA-Tencor Corp.	3,581	423,274
Lam Research Corp.	3,453	648,612
Marvell Technology Group, Ltd.	1,885	44,995
Maxim Integrated Products, Inc.	5,457	326,438
Microchip Technology, Inc. (b)	677	58,696
Micron Technology, Inc. (a)	13,982	539,565
NVIDIA Corp.	10,625	1,744,944
ON Semiconductor Corp. (a)	2,237	45,210
Qorvo, Inc. (a)	547	36,436
QUALCOMM, Inc.	2,941	223,722
Skyworks Solutions, Inc.	3,835	296,330
Texas Instruments, Inc.	22,241	2,552,377
Xilinx, Inc.	4,783	564,011
		13,964,853
SOFTWARE — 5.3%
Adobe, Inc. (a)	7,629	2,247,885
ANSYS, Inc. (a)	120	24,578
Autodesk, Inc. (a)	56	9,122
Cadence Design Systems, Inc. (a)	4,676	331,107
CDK Global, Inc.	2,592	128,148
Citrix Systems, Inc.	2,990	293,439
Fortinet, Inc. (a)	131	10,065
Intuit, Inc.	6,163	1,610,577
Microsoft Corp.	65,039	8,712,624
Oracle Corp.	58,275	3,319,927
Palo Alto Networks, Inc. (a)	1,068	217,616
Paycom Software, Inc. (a)	776	175,935
PTC, Inc. (a)	70	6,283
Red Hat, Inc. (a)	5,596	1,050,705
salesforce.com, Inc. (a)	730	110,763
ServiceNow, Inc. (a)	19	5,217
Splunk, Inc. (a)	65	8,174
SS&C Technologies Holdings, Inc.	445	25,636
Symantec Corp.	1,760	38,298
Synopsys, Inc. (a)	1,917	246,699
VMware, Inc. Class A	140	23,409
Workday, Inc. Class A (a)	55	11,307
		18,607,514
SPECIALTY RETAIL — 2.9%
Advance Auto Parts, Inc.	1,027	158,302
AutoZone, Inc. (a)	718	789,419
Best Buy Co., Inc.	6,553	456,941
Burlington Stores, Inc. (a)	2,837	482,716
CarMax, Inc. (a) (b)	1,197	103,935
Gap, Inc. (b)	6,098	109,581
Home Depot, Inc.	8,305	1,727,191
L Brands, Inc.	2,504	65,354
Lowe's Cos., Inc.	3,101	312,922
O'Reilly Automotive, Inc. (a)	1,100	406,252
Ross Stores, Inc.	14,426	1,429,905
Tiffany & Co. (b)	456	42,700
TJX Cos., Inc.	54,745	2,894,916
Tractor Supply Co.	3,064	333,363

See accompanying notes to financial statements.
77

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,907	$ 661,519
		9,975,016
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	49,206	9,738,852
Dell Technologies, Inc. Class C (a)	1,661	84,379
Hewlett Packard Enterprise Co.	18,305	273,660
HP, Inc.	13,946	289,937
NetApp, Inc.	5,435	335,339
Seagate Technology PLC	1,567	73,837
Western Digital Corp.	3,594	170,895
Xerox Corp.	2,437	86,294
		11,053,193
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (a)	3,852	133,587
Hanesbrands, Inc.	2,812	48,423
Lululemon Athletica, Inc. (a)	2,032	366,187
NIKE, Inc. Class B	30,486	2,559,300
PVH Corp.	644	60,948
Ralph Lauren Corp.	383	43,505
Tapestry, Inc.	1,782	56,543
Under Armour, Inc. Class A (a) (b)	696	17,643
Under Armour, Inc. Class C (a)	709	15,740
VF Corp.	9,044	789,993
		4,091,869
TOBACCO — 0.8%
Altria Group, Inc.	46,191	2,187,144
Philip Morris International, Inc.	8,799	690,985
		2,878,129
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	10,803	352,070
HD Supply Holdings, Inc. (a)	1,002	40,361
United Rentals, Inc. (a)	742	98,411
W.W. Grainger, Inc.	875	234,701
		725,543
Security Description	Shares	Value
WATER UTILITIES — 0.0% (d)
American Water Works Co., Inc.	1,206	$ 139,896
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Corp. (a)	9,106	59,826
T-Mobile US, Inc. (a)	14,147	1,048,859
		1,108,685
TOTAL COMMON STOCKS (Cost $327,265,855)		347,732,748
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	588,319	588,319
State Street Navigator Securities Lending Portfolio III (c) (g)	7,963	7,963
TOTAL SHORT-TERM INVESTMENTS (Cost $596,282)		596,282
TOTAL INVESTMENTS — 100.0% (Cost $327,862,137)		348,329,030
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(101,320)
NET ASSETS — 100.0%		$ 348,227,710
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$347,732,748	$—	$—	$347,732,748
Short-Term Investments	596,282	—	—	596,282
TOTAL INVESTMENTS	$348,329,030	$—	$—	$348,329,030
See accompanying notes to financial statements.
78

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	533	$ 49,617	$ 211,963	$ 10,238	$650	$(48,158)	3,636	$203,834	$ 3,324
State Street Institutional U.S. Government Money Market Fund, Class G Shares	52,826	52,826	8,703,500	8,168,007	—	—	588,319	588,319	4,873
State Street Navigator Securities Lending Government Money Market Portfolio	131,132	131,132	1,732,615	1,863,747	—	—	—	—	7,136
State Street Navigator Securities Lending Portfolio III	—	—	602,467	594,504	—	—	7,963	7,963	33
Total		$233,575	$11,250,545	$10,636,496	$650	$(48,158)		$800,116	$15,366
See accompanying notes to financial statements.
79

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 1.6%
Tesla, Inc. (a) (b)	30,034	$ 6,711,398
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	229,484	12,559,659
ENTERTAINMENT — 5.7%
Activision Blizzard, Inc.	208,997	9,864,659
Netflix, Inc. (a)	38,922	14,296,829
		24,161,488
INTERACTIVE MEDIA & SERVICES — 10.4%
Alphabet, Inc. Class A (a)	9,667	10,467,428
Baidu, Inc. ADR (a)	60,912	7,148,632
Facebook, Inc. Class A (a)	76,763	14,815,259
Twitter, Inc. (a)	351,657	12,272,829
		44,704,148
INTERNET & DIRECT MARKETING RETAIL — 11.7%
Alibaba Group Holding, Ltd. ADR (a)	72,680	12,315,626
Amazon.com, Inc. (a)	6,962	13,183,452
Booking Holdings, Inc. (a)	5,868	11,000,798
JD.com, Inc. ADR (a)	455,520	13,797,701
		50,297,577
IT SERVICES — 15.1%
Accenture PLC Class A	69,947	12,924,107
Automatic Data Processing, Inc.	76,479	12,644,273
International Business Machines Corp.	86,404	11,915,112
PayPal Holdings, Inc. (a)	122,703	14,044,585
Square, Inc. Class A (a)	182,903	13,265,955
		64,794,032
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.6%
Applied Materials, Inc.	316,789	14,226,994
Broadcom, Inc.	39,157	11,271,734
Intel Corp.	213,784	10,233,840
Micron Technology, Inc. (a)	316,767	12,224,039
NVIDIA Corp.	74,136	12,175,355
NXP Semiconductors NV	136,544	13,328,060
QUALCOMM, Inc.	175,050	13,316,053
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	268,883	10,532,147
Texas Instruments, Inc.	106,031	12,168,118
		109,476,340
SOFTWARE — 22.0%
Adobe, Inc. (a)	45,996	13,552,721
Security Description	Shares	Value
Intuit, Inc.	51,602	$ 13,485,151
Microsoft Corp.	97,744	13,093,786
Oracle Corp.	218,247	12,433,531
salesforce.com, Inc. (a)	78,083	11,847,534
ServiceNow, Inc. (a)	59,195	16,253,171
Workday, Inc. Class A (a)	66,234	13,616,386
		94,282,280
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.9%
Apple, Inc.	63,598	12,587,316
Dell Technologies, Inc. Class C (a)	168,604	8,565,083
		21,152,399
TOTAL COMMON STOCKS (Cost $359,000,167)		428,139,321
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	161,137	161,137
State Street Navigator Securities Lending Portfolio III (e) (f)	1,545,635	1,545,635
TOTAL SHORT-TERM INVESTMENTS (Cost $1,706,772)		1,706,772
TOTAL INVESTMENTS — 100.3% (Cost $360,706,939)		429,846,093
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,166,371)
NET ASSETS — 100.0%		$ 428,679,722
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt

See accompanying notes to financial statements.
80

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$428,139,321	$—	$—	$428,139,321
Short-Term Investments	1,706,772	—	—	1,706,772
TOTAL INVESTMENTS	$429,846,093	$—	$—	$429,846,093
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,354,220	$1,354,220	$104,277,831	$105,470,914	$—	$—	161,137	$ 161,137	$40,923
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	28,055,167	28,055,167	—	—	—	—	2,147
State Street Navigator Securities Lending Portfolio III	—	—	15,257,228	13,711,593	—	—	1,545,635	1,545,635	4,982
Total		$1,354,220	$147,590,226	$147,237,674	$—	$—		$1,706,772	$48,052
See accompanying notes to financial statements.
81

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Arconic, Inc.	6,414	$ 165,610
Boeing Co.	8,100	2,948,481
General Dynamics Corp.	4,201	763,826
Huntington Ingalls Industries, Inc.	599	134,619
L3 Technologies, Inc.	1,168	286,359
L3Harris Technologies, Inc.	1,856	351,025
Lockheed Martin Corp.	3,815	1,386,905
Northrop Grumman Corp.	2,656	858,180
Raytheon Co.	4,307	748,901
Textron, Inc.	3,722	197,415
TransDigm Group, Inc. (a)	795	384,621
United Technologies Corp.	12,539	1,632,578
		9,858,520
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	2,158	182,027
Expeditors International of Washington, Inc.	2,767	209,905
FedEx Corp.	3,726	611,772
United Parcel Service, Inc. Class B	10,838	1,119,240
		2,122,944
AIRLINES — 0.4%
Alaska Air Group, Inc.	2,024	129,354
American Airlines Group, Inc.	6,065	197,780
Delta Air Lines, Inc.	9,172	520,511
Southwest Airlines Co.	7,521	381,916
United Continental Holdings, Inc. (a)	3,355	293,730
		1,523,291
AUTO COMPONENTS — 0.1%
Aptiv PLC	4,105	331,807
BorgWarner, Inc.	3,305	138,744
		470,551
AUTOMOBILES — 0.4%
Ford Motor Co.	60,591	619,846
General Motors Co.	20,401	786,051
Harley-Davidson, Inc. (b)	2,652	95,021
		1,500,918
BANKS — 5.7%
Bank of America Corp.	137,307	3,981,903
BB&T Corp.	11,801	579,783
Citigroup, Inc.	35,930	2,516,178
Citizens Financial Group, Inc.	7,294	257,916
Comerica, Inc.	2,496	181,309
Fifth Third Bancorp	11,145	310,945
First Republic Bank	2,482	242,367
Huntington Bancshares, Inc.	16,776	231,844
JPMorgan Chase & Co.	50,359	5,630,136
KeyCorp	16,158	286,805
M&T Bank Corp.	2,089	355,276
People's United Financial, Inc.	6,565	110,161
PNC Financial Services Group, Inc.	6,992	959,862
Regions Financial Corp.	16,256	242,865
Security Description	Shares	Value
SunTrust Banks, Inc.	6,836	$ 429,643
SVB Financial Group (a)	784	176,079
US Bancorp	23,231	1,217,304
Wells Fargo & Co.	62,755	2,969,567
Zions Bancorp NA (b)	2,903	133,480
		20,813,423
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	2,694	149,328
Coca-Cola Co.	59,598	3,034,730
Constellation Brands, Inc. Class A	2,634	518,740
Molson Coors Brewing Co. Class B	3,019	169,064
Monster Beverage Corp. (a)	6,070	387,448
PepsiCo, Inc.	21,766	2,854,176
		7,113,486
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	22,985	1,671,469
Alexion Pharmaceuticals, Inc. (a)	3,487	456,727
Amgen, Inc.	9,495	1,749,739
Biogen, Inc. (a)	3,043	711,666
Celgene Corp. (a)	10,899	1,007,504
Gilead Sciences, Inc.	19,701	1,331,000
Incyte Corp. (a)	2,845	241,711
Regeneron Pharmaceuticals, Inc. (a)	1,253	392,189
Vertex Pharmaceuticals, Inc. (a)	4,002	733,887
		8,295,892
BUILDING PRODUCTS — 0.3%
Allegion PLC	1,503	166,157
AO Smith Corp.	2,306	108,751
Fortune Brands Home & Security, Inc.	2,233	127,571
Johnson Controls International PLC	12,321	508,980
Masco Corp.	4,696	184,271
		1,095,730
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	880	81,083
Ameriprise Financial, Inc.	2,101	304,981
Bank of New York Mellon Corp.	13,611	600,926
BlackRock, Inc.	1,895	889,324
Cboe Global Markets, Inc.	1,716	177,829
Charles Schwab Corp.	18,337	736,964
CME Group, Inc.	5,543	1,075,952
E*TRADE Financial Corp.	3,919	174,787
Franklin Resources, Inc. (b)	4,717	164,152
Goldman Sachs Group, Inc.	5,279	1,080,083
Intercontinental Exchange, Inc.	8,750	751,975
Invesco, Ltd.	6,444	131,844
Moody's Corp.	2,513	490,814
Morgan Stanley	19,764	865,861
MSCI, Inc.	1,290	308,039
Nasdaq, Inc.	1,826	175,607
Northern Trust Corp.	3,470	312,300
Raymond James Financial, Inc.	2,067	174,765
S&P Global, Inc.	3,862	879,725
State Street Corp. (c)	5,689	318,925

See accompanying notes to financial statements.
82

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
T Rowe Price Group, Inc.	3,607	$ 395,724
		10,091,660
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	3,406	771,016
Albemarle Corp. (b)	1,747	123,006
Celanese Corp.	1,993	214,845
CF Industries Holdings, Inc.	3,582	167,315
Corteva, Inc. (a)	11,559	341,800
Dow, Inc.	11,554	569,728
DuPont de Nemours, Inc.	11,559	867,734
Eastman Chemical Co.	2,217	172,549
Ecolab, Inc.	3,970	783,837
FMC Corp.	2,126	176,352
International Flavors & Fragrances, Inc. (b)	1,564	226,921
Linde PLC	8,435	1,693,748
LyondellBasell Industries NV Class A	4,669	402,141
Mosaic Co.	5,697	142,596
PPG Industries, Inc.	3,733	435,678
Sherwin-Williams Co.	1,257	576,071
		7,665,337
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,330	315,596
Copart, Inc. (a)	3,178	237,524
Republic Services, Inc.	3,418	296,135
Rollins, Inc.	2,396	85,944
Waste Management, Inc.	6,010	693,374
		1,628,573
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	779	202,244
Cisco Systems, Inc.	66,479	3,638,395
F5 Networks, Inc. (a)	909	132,378
Juniper Networks, Inc.	5,536	147,424
Motorola Solutions, Inc.	2,576	429,496
		4,549,937
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	1,865	157,387
Quanta Services, Inc.	2,239	85,508
		242,895
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	930	214,002
Vulcan Materials Co.	2,045	280,799
		494,801
CONSUMER FINANCE — 0.7%
American Express Co.	10,586	1,306,736
Capital One Financial Corp.	7,237	656,685
Discover Financial Services	5,131	398,114
Synchrony Financial	9,756	338,241
		2,699,776
CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	1,315	152,119
Security Description	Shares	Value
Ball Corp.	5,136	$ 359,469
International Paper Co.	6,106	264,512
Packaging Corp. of America	1,546	147,365
Sealed Air Corp.	2,528	108,148
Westrock Co.	4,129	150,584
		1,182,197
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,313	239,580
LKQ Corp. (a)	5,031	133,875
		373,455
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	3,202	93,819
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (a)	30,149	6,426,862
Jefferies Financial Group, Inc.	4,191	80,593
		6,507,455
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	113,353	3,798,459
CenturyLink, Inc.	15,423	181,375
Verizon Communications, Inc.	64,193	3,667,346
		7,647,180
ELECTRIC UTILITIES — 2.0%
Alliant Energy Corp.	3,570	175,216
American Electric Power Co., Inc.	7,650	673,276
Duke Energy Corp.	11,320	998,877
Edison International	5,196	350,262
Entergy Corp.	2,960	304,673
Evergy, Inc.	3,770	226,766
Eversource Energy	4,950	375,012
Exelon Corp.	15,047	721,353
NextEra Energy, Inc.	7,450	1,526,207
Pinnacle West Capital Corp.	1,730	162,776
PPL Corp.	11,120	344,831
Southern Co.	16,120	891,114
Xcel Energy, Inc.	7,960	473,540
		7,223,903
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	3,601	327,115
Eaton Corp. PLC	6,500	541,320
Emerson Electric Co.	9,551	637,243
Rockwell Automation, Inc.	1,840	301,447
		1,807,125
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	4,649	446,025
Corning, Inc.	12,076	401,285
FLIR Systems, Inc.	2,141	115,828
IPG Photonics Corp. (a)	598	92,242
Keysight Technologies, Inc. (a)	2,999	269,340

See accompanying notes to financial statements.
83

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TE Connectivity, Ltd.	5,234	$ 501,313
		1,826,033
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes a GE Co.	7,877	194,010
Halliburton Co.	13,390	304,489
Helmerich & Payne, Inc.	1,743	88,231
National Oilwell Varco, Inc.	6,182	137,426
Schlumberger, Ltd.	21,403	850,555
TechnipFMC PLC	6,753	175,173
		1,749,884
ENTERTAINMENT — 2.1%
Activision Blizzard, Inc.	11,794	556,677
Electronic Arts, Inc. (a)	4,538	459,518
Netflix, Inc. (a)	6,753	2,480,512
Take-Two Interactive Software, Inc. (a)	1,792	203,446
Viacom, Inc. Class B	5,730	171,155
Walt Disney Co.	27,137	3,789,410
		7,660,718
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
Alexandria Real Estate Equities, Inc. REIT	1,774	250,294
American Tower Corp. REIT	6,820	1,394,349
Apartment Investment & Management Co. Class A REIT	2,341	117,331
AvalonBay Communities, Inc. REIT	2,137	434,196
Boston Properties, Inc. REIT	2,414	311,406
Crown Castle International Corp. REIT	6,413	835,935
Digital Realty Trust, Inc. REIT	3,238	381,404
Duke Realty Corp. REIT	5,785	182,864
Equinix, Inc. REIT	1,284	647,508
Equity Residential REIT	5,702	432,896
Essex Property Trust, Inc. REIT	979	285,799
Extra Space Storage, Inc. REIT	2,055	218,035
Federal Realty Investment Trust REIT	1,179	151,808
HCP, Inc. REIT	7,640	244,327
Host Hotels & Resorts, Inc. REIT	11,300	205,886
Iron Mountain, Inc. REIT (b)	4,579	143,323
Kimco Realty Corp. REIT	6,886	127,253
Macerich Co. REIT (b)	1,738	58,206
Mid-America Apartment Communities, Inc. REIT	1,792	211,026
Prologis, Inc. REIT	9,756	781,456
Public Storage REIT	2,288	544,933
Realty Income Corp. REIT	4,975	343,126
Regency Centers Corp. REIT	2,642	176,327
SBA Communications Corp. REIT (a)	1,779	399,990
Simon Property Group, Inc. REIT	4,781	763,813
SL Green Realty Corp. REIT	1,242	99,819
UDR, Inc. REIT	4,503	202,140
Ventas, Inc. REIT	5,741	392,397
Vornado Realty Trust REIT	2,816	180,506
Welltower, Inc. REIT	6,359	518,449
Security Description	Shares	Value
Weyerhaeuser Co. REIT	11,480	$ 302,383
		11,339,185
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	6,807	1,798,818
Kroger Co.	12,440	270,072
Sysco Corp.	7,316	517,388
Walmart, Inc.	21,766	2,404,925
Walgreens Boots Alliance, Inc.	11,984	655,165
		5,646,368
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	8,618	351,614
Campbell Soup Co. (b)	3,150	126,221
Conagra Brands, Inc.	7,731	205,026
General Mills, Inc.	9,270	486,860
Hershey Co.	2,182	292,454
Hormel Foods Corp. (b)	4,381	177,606
J.M. Smucker Co.	1,779	204,923
Kellogg Co.	3,988	213,637
Kraft Heinz Co.	9,593	297,767
Lamb Weston Holdings, Inc.	2,397	151,874
McCormick & Co., Inc. (b)	1,911	296,224
Mondelez International, Inc. Class A	22,341	1,204,180
Tyson Foods, Inc. Class A	4,506	363,814
		4,372,200
GAS UTILITIES — 0.1%
Atmos Energy Corp.	1,820	192,119
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	27,358	2,300,808
ABIOMED, Inc. (a)	637	165,932
Align Technology, Inc. (a)	1,093	299,154
Baxter International, Inc.	7,369	603,521
Becton Dickinson and Co.	4,207	1,060,206
Boston Scientific Corp. (a)	21,542	925,875
Cooper Cos., Inc.	719	242,224
Danaher Corp.	9,791	1,399,330
DENTSPLY SIRONA, Inc.	3,728	217,566
Edwards Lifesciences Corp. (a)	3,215	593,939
Hologic, Inc. (a)	4,283	205,670
IDEXX Laboratories, Inc. (a)	1,332	366,739
Intuitive Surgical, Inc. (a)	1,795	941,567
Medtronic PLC	20,795	2,025,225
ResMed, Inc.	2,288	279,205
Stryker Corp.	4,841	995,213
Teleflex, Inc.	733	242,733
Varian Medical Systems, Inc. (a)	1,420	193,305
Zimmer Biomet Holdings, Inc.	3,250	382,655
		13,440,867
HEALTH CARE PROVIDERS & SERVICES — 2.8%
AmerisourceBergen Corp.	2,343	199,764
Anthem, Inc.	3,991	1,126,300
Cardinal Health, Inc.	4,601	216,707

See accompanying notes to financial statements.
84

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Centene Corp. (a)	6,368	$ 333,938
Cigna Corp.	5,921	932,854
CVS Health Corp.	20,111	1,095,848
DaVita, Inc. (a)	2,063	116,064
HCA Healthcare, Inc.	4,077	551,088
Henry Schein, Inc. (a)	2,345	163,916
Humana, Inc.	2,130	565,089
Laboratory Corp. of America Holdings (a)	1,505	260,214
McKesson Corp.	2,994	402,364
Quest Diagnostics, Inc.	2,150	218,892
UnitedHealth Group, Inc.	14,732	3,594,755
Universal Health Services, Inc. Class B	1,330	173,419
WellCare Health Plans, Inc. (a)	820	233,757
		10,184,969
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	5,000	366,500
HOTELS, RESTAURANTS & LEISURE — 2.0%
Carnival Corp.	6,368	296,431
Chipotle Mexican Grill, Inc. (a)	408	299,015
Darden Restaurants, Inc.	1,938	235,913
Hilton Worldwide Holdings, Inc.	4,461	436,018
Marriott International, Inc. Class A	4,246	595,671
McDonald's Corp.	11,843	2,459,317
MGM Resorts International	7,766	221,875
Norwegian Cruise Line Holdings, Ltd. (a)	3,429	183,897
Royal Caribbean Cruises, Ltd.	2,671	323,752
Starbucks Corp.	18,823	1,577,932
Wynn Resorts, Ltd.	1,479	183,381
Yum! Brands, Inc.	4,730	523,469
		7,336,671
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	5,461	235,533
Garmin, Ltd.	1,930	154,014
Leggett & Platt, Inc. (b)	2,100	80,577
Lennar Corp. Class A	4,530	219,524
Mohawk Industries, Inc. (a)	935	137,884
Newell Brands, Inc. (b)	6,339	97,747
PulteGroup, Inc.	4,114	130,085
Whirlpool Corp.	975	138,801
		1,194,165
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	3,769	275,363
Clorox Co.	1,995	305,454
Colgate-Palmolive Co.	13,270	951,061
Kimberly-Clark Corp.	5,269	702,252
Procter & Gamble Co.	38,973	4,273,390
		6,507,520
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	10,100	169,276
Security Description	Shares	Value
NRG Energy, Inc.	4,080	$ 143,290
		312,566
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	8,959	1,552,953
General Electric Co.	135,222	1,419,831
Honeywell International, Inc.	11,257	1,965,360
Roper Technologies, Inc.	1,593	583,452
		5,521,596
INSURANCE — 2.6%
Aflac, Inc.	11,567	633,987
Allstate Corp.	5,100	518,619
American International Group, Inc.	13,477	718,055
Aon PLC	3,701	714,219
Arthur J Gallagher & Co.	2,931	256,726
Assurant, Inc.	1,011	107,550
Chubb, Ltd.	7,118	1,048,410
Cincinnati Financial Corp.	2,431	252,022
Everest Re Group, Ltd.	658	162,645
Hartford Financial Services Group, Inc.	5,524	307,797
Lincoln National Corp.	3,217	207,336
Loews Corp.	4,276	233,769
Marsh & McLennan Cos., Inc.	7,904	788,424
MetLife, Inc.	14,708	730,546
Principal Financial Group, Inc.	4,143	239,963
Progressive Corp.	9,041	722,647
Prudential Financial, Inc.	6,253	631,553
Torchmark Corp.	1,601	143,226
Travelers Cos., Inc.	4,031	602,715
Unum Group	3,517	117,995
Willis Towers Watson PLC	2,004	383,846
		9,522,050
INTERACTIVE MEDIA & SERVICES — 4.9%
Alphabet, Inc. Class A (a)	4,693	5,081,580
Alphabet, Inc. Class C (a)	4,790	5,177,559
Facebook, Inc. Class A (a)	37,311	7,201,023
TripAdvisor, Inc. (a)	1,689	78,184
Twitter, Inc. (a)	11,298	394,300
		17,932,646
INTERNET & DIRECT MARKETING RETAIL — 3.9%
Amazon.com, Inc. (a)	6,412	12,141,956
Booking Holdings, Inc. (a)	675	1,265,429
eBay, Inc.	12,613	498,213
Expedia Group, Inc.	1,873	249,165
		14,154,763
IT SERVICES — 5.5%
Accenture PLC Class A	9,859	1,821,647
Akamai Technologies, Inc. (a)	2,602	208,524
Alliance Data Systems Corp.	753	105,518
Automatic Data Processing, Inc.	6,744	1,114,986
Broadridge Financial Solutions, Inc.	1,835	234,293

See accompanying notes to financial statements.
85

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	8,772	$ 556,057
DXC Technology Co.	4,281	236,097
Fidelity National Information Services, Inc.	4,963	608,861
Fiserv, Inc. (a) (b)	6,078	554,071
FleetCor Technologies, Inc. (a)	1,313	368,756
Gartner, Inc. (a)	1,400	225,316
Global Payments, Inc.	2,398	383,992
International Business Machines Corp.	13,796	1,902,468
Jack Henry & Associates, Inc.	1,164	155,883
Mastercard, Inc. Class A	13,957	3,692,045
Paychex, Inc.	4,897	402,974
PayPal Holdings, Inc. (a)	18,258	2,089,811
Total System Services, Inc.	2,595	332,861
VeriSign, Inc. (a)	1,649	344,905
Visa, Inc. Class A	26,973	4,681,164
Western Union Co. (b)	6,923	137,698
		20,157,927
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,857	196,248
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	4,856	362,598
Illumina, Inc. (a)	2,313	851,531
IQVIA Holdings, Inc. (a)	2,505	403,054
Mettler-Toledo International, Inc. (a)	422	354,480
PerkinElmer, Inc.	1,740	167,632
Thermo Fisher Scientific, Inc.	6,177	1,814,061
Waters Corp. (a)	1,057	227,509
		4,180,865
MACHINERY — 1.7%
Caterpillar, Inc.	8,879	1,210,119
Cummins, Inc.	2,289	392,197
Deere & Co.	4,920	815,293
Dover Corp.	2,251	225,550
Flowserve Corp.	2,125	111,966
Fortive Corp.	4,533	369,530
Illinois Tool Works, Inc.	4,617	696,290
Ingersoll-Rand PLC	3,762	476,533
PACCAR, Inc.	5,505	394,488
Parker-Hannifin Corp.	2,008	341,380
Pentair PLC	2,659	98,915
Snap-on, Inc. (b)	854	141,457
Stanley Black & Decker, Inc.	2,393	346,052
Wabtec Corp. (b)	2,450	175,812
Xylem, Inc.	2,871	240,130
		6,035,712
MEDIA — 1.5%
CBS Corp. Class B	5,614	280,138
Charter Communications, Inc. Class A (a)	2,643	1,044,461
Comcast Corp. Class A	70,376	2,975,497
Discovery, Inc. Class A (a)	2,509	77,026
Discovery, Inc. Class C (a)	5,740	163,303
Security Description	Shares	Value
DISH Network Corp. Class A (a)	3,632	$ 139,505
Fox Corp. Class A	5,381	197,160
Fox Corp. Class B	2,643	96,549
Interpublic Group of Cos., Inc.	6,299	142,294
News Corp. Class A	6,083	82,060
News Corp. Class B	1,877	26,203
Omnicom Group, Inc. (b)	3,487	285,760
		5,509,956
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	22,202	257,765
Newmont Goldcorp Corp.	12,595	484,530
Nucor Corp.	4,890	269,439
		1,011,734
MULTI-UTILITIES — 1.1%
Ameren Corp.	3,770	283,165
CenterPoint Energy, Inc.	8,004	229,154
CMS Energy Corp.	4,390	254,225
Consolidated Edison, Inc.	5,082	445,590
Dominion Energy, Inc.	12,440	961,861
DTE Energy Co.	2,860	365,737
NiSource, Inc.	5,710	164,448
Public Service Enterprise Group, Inc.	7,750	455,855
Sempra Energy	4,190	575,873
WEC Energy Group, Inc.	4,900	408,513
		4,144,421
MULTILINE RETAIL — 0.5%
Dollar General Corp.	4,013	542,397
Dollar Tree, Inc. (a)	3,630	389,826
Kohl's Corp.	2,553	121,395
Macy's, Inc.	4,872	104,553
Nordstrom, Inc. (b)	1,851	58,973
Target Corp.	7,923	686,211
		1,903,355
OIL, GAS & CONSUMABLE FUELS — 0.8%
HollyFrontier Corp.	2,566	118,754
Marathon Petroleum Corp.	10,276	574,223
ONEOK, Inc.	6,399	440,315
Phillips 66	6,470	605,204
Valero Energy Corp.	6,410	548,760
Williams Cos., Inc.	18,666	523,395
		2,810,651
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	4,901	65,674
Estee Lauder Cos., Inc. Class A	3,367	616,531
		682,205
PHARMACEUTICALS — 4.8%
Allergan PLC	4,799	803,497
Bristol-Myers Squibb Co.	25,349	1,149,577
Eli Lilly & Co.	13,397	1,484,254
Johnson & Johnson	41,250	5,745,300
Merck & Co., Inc.	39,930	3,348,130
Mylan NV (a)	7,806	148,626

See accompanying notes to financial statements.
86

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Nektar Therapeutics (a) (b)	2,647	$ 94,180
Perrigo Co. PLC	2,082	99,145
Pfizer, Inc.	86,222	3,735,137
Zoetis, Inc.	7,388	838,464
		17,446,310
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	1,867	252,493
IHS Markit, Ltd. (a)	5,791	369,003
Nielsen Holdings PLC	5,809	131,284
Robert Half International, Inc.	1,937	110,428
Verisk Analytics, Inc.	2,503	366,589
		1,229,797
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	5,016	257,321
ROAD & RAIL — 1.1%
CSX Corp.	11,921	922,328
JB Hunt Transport Services, Inc.	1,388	126,877
Kansas City Southern	1,589	193,572
Norfolk Southern Corp.	4,149	827,020
Union Pacific Corp.	10,962	1,853,784
		3,923,581
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc. (a) (b)	13,658	414,793
Analog Devices, Inc.	5,762	650,357
Applied Materials, Inc.	14,489	650,701
Broadcom, Inc.	6,187	1,780,990
Intel Corp.	69,554	3,329,550
KLA-Tencor Corp.	2,515	297,273
Lam Research Corp.	2,306	433,159
Maxim Integrated Products, Inc.	4,378	261,892
Microchip Technology, Inc. (b)	3,629	314,634
Micron Technology, Inc. (a)	17,105	660,082
NVIDIA Corp.	9,493	1,559,035
Qorvo, Inc. (a)	1,930	128,557
QUALCOMM, Inc.	18,820	1,431,637
Skyworks Solutions, Inc.	2,739	211,643
Texas Instruments, Inc.	14,606	1,676,185
Xilinx, Inc.	3,889	458,591
		14,259,079
SOFTWARE — 7.0%
Adobe, Inc. (a)	7,591	2,236,688
ANSYS, Inc. (a)	1,269	259,917
Autodesk, Inc. (a)	3,417	556,629
Cadence Design Systems, Inc. (a)	4,312	305,333
Citrix Systems, Inc.	1,956	191,962
Fortinet, Inc. (a)	2,302	176,863
Intuit, Inc.	4,028	1,052,637
Microsoft Corp.	119,122	15,957,583
Oracle Corp.	37,625	2,143,496
Red Hat, Inc. (a)	2,707	508,266
salesforce.com, Inc. (a)	12,099	1,835,781
Security Description	Shares	Value
Symantec Corp.	9,952	$ 216,556
Synopsys, Inc. (a)	2,319	298,432
		25,740,143
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	1,160	178,802
AutoZone, Inc. (a)	374	411,202
Best Buy Co., Inc.	3,706	258,419
CarMax, Inc. (a) (b)	2,494	216,554
Foot Locker, Inc.	1,895	79,438
Gap, Inc. (b)	3,581	64,351
Home Depot, Inc.	17,114	3,559,199
L Brands, Inc.	3,825	99,833
Lowe's Cos., Inc.	12,096	1,220,607
O'Reilly Automotive, Inc. (a)	1,158	427,673
Ross Stores, Inc.	5,626	557,649
Tiffany & Co. (b)	1,756	164,432
TJX Cos., Inc.	18,766	992,346
Tractor Supply Co.	1,954	212,595
Ulta Salon Cosmetics & Fragrance, Inc. (a)	853	295,897
		8,738,997
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
Apple, Inc.	67,969	13,452,425
Hewlett Packard Enterprise Co.	20,539	307,058
HP, Inc.	23,197	482,266
NetApp, Inc.	3,982	245,689
Seagate Technology PLC	4,012	189,045
Western Digital Corp.	4,475	212,786
Xerox Corp.	3,081	109,098
		14,998,367
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	2,484	86,145
Hanesbrands, Inc. (b)	5,921	101,960
NIKE, Inc. Class B	19,455	1,633,247
PVH Corp.	1,186	112,243
Ralph Lauren Corp.	827	93,939
Tapestry, Inc.	4,623	146,688
Under Armour, Inc. Class A (a) (b)	3,084	78,179
Under Armour, Inc. Class C (a)	3,089	68,576
VF Corp.	5,029	439,283
		2,760,260
TOBACCO — 0.9%
Altria Group, Inc.	28,996	1,372,960
Philip Morris International, Inc.	24,092	1,891,945
		3,264,905
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	9,132	297,612
United Rentals, Inc. (a)	1,242	164,726
W.W. Grainger, Inc.	639	171,399
		633,737

See accompanying notes to financial statements.
87

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,827	$ 327,932
TOTAL COMMON STOCKS (Cost $307,554,355)		364,477,191
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f) (Cost $555,441)	555,441	555,441
TOTAL INVESTMENTS — 99.9% (Cost $308,109,796)		365,032,632
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		238,062
NET ASSETS — 100.0%		$ 365,270,694

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$364,477,191	$—	$—	$364,477,191
Short-Term Investment	555,441	—	—	555,441
TOTAL INVESTMENTS	$365,032,632	$—	$—	$365,032,632
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	4,848	$ 451,300	$ 114,602	$ 54,078	$(18,332)	$(174,567)	5,689	$318,925	$10,137
State Street Institutional U.S. Government Money Market Fund, Class G Shares	788,015	788,015	11,782,925	12,015,499	—	—	555,441	555,441	8,597
State Street Navigator Securities Lending Government Money Market Portfolio	121,440	121,440	3,450,043	3,571,483	—	—	—	—	5,174
State Street Navigator Securities Lending Portfolio III	—	—	268,324	268,324	—	—	—	—	12
Total		$1,360,755	$15,615,894	$15,909,384	$(18,332)	$(174,567)		$874,366	$23,920
See accompanying notes to financial statements.
88

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 45.7%
Affiliated Managers Group, Inc.	8,863	$ 816,637
Ameriprise Financial, Inc.	5,101	740,461
Ares Management Corp. Class A	28,973	758,224
Artisan Partners Asset Management, Inc. Class A	29,845	821,334
Bank of New York Mellon Corp.	17,603	777,173
BlackRock, Inc.	1,752	822,214
Blucora, Inc. (a)	17,984	546,174
Cohen & Steers, Inc.	10,385	534,204
Diamond Hill Investment Group, Inc.	1,206	170,914
Eaton Vance Corp.	18,944	817,055
Federated Investors, Inc. Class B	24,164	785,330
Focus Financial Partners, Inc. Class A (a)	19,549	533,883
Franklin Resources, Inc.	23,475	816,930
Hamilton Lane, Inc. Class A	7,637	435,767
Invesco, Ltd.	37,943	776,314
Janus Henderson Group PLC	36,681	784,973
KKR & Co., Inc. Class A	32,919	831,863
Legg Mason, Inc.	21,351	817,316
Northern Trust Corp.	8,984	808,560
SEI Investments Co.	14,521	814,628
State Street Corp. (b)	14,146	793,025
T Rowe Price Group, Inc.	7,392	810,976
Virtus Investment Partners, Inc.	5,717	614,006
Waddell & Reed Financial, Inc. Class A (c)	46,367	772,938
WisdomTree Investments, Inc.	85,538	527,770
		17,728,669
FINANCIAL EXCHANGES & DATA — 20.3%
Cboe Global Markets, Inc.	7,269	753,286
CME Group, Inc.	3,973	771,199
Donnelley Financial Solutions, Inc. (a)	10,539	140,590
FactSet Research Systems, Inc.	2,643	757,378
Intercontinental Exchange, Inc.	9,221	792,453
MarketAxess Holdings, Inc.	2,447	786,515
Moody's Corp.	4,072	795,302
Morningstar, Inc.	5,030	727,539
MSCI, Inc.	3,321	793,022
Nasdaq, Inc.	8,182	786,863
S&P Global, Inc.	3,482	793,165
		7,897,312
INVESTMENT BANKING & BROKERAGE — 33.9%
BGC Partners, Inc. Class A	157,573	824,107
Security Description	Shares	Value
Charles Schwab Corp.	19,096	$ 767,468
Cowen, Inc. Class A (a)	16,358	281,194
E*TRADE Financial Corp.	17,284	770,866
Evercore, Inc. Class A	8,990	796,244
Goldman Sachs Group, Inc.	4,086	835,996
Houlihan Lokey, Inc.	15,693	698,809
Interactive Brokers Group, Inc. Class A	14,210	770,182
INTL. FCStone, Inc. (a)	5,263	208,362
Lazard, Ltd. Class A	23,356	803,213
LPL Financial Holdings, Inc.	9,336	761,538
Moelis & Co. Class A	23,768	830,692
Morgan Stanley	18,289	801,241
Piper Jaffray Cos.	5,702	423,488
PJT Partners, Inc. Class A	9,588	388,506
Raymond James Financial, Inc.	9,486	802,041
Stifel Financial Corp.	13,839	817,331
TD Ameritrade Holding Corp.	15,502	773,860
Virtu Financial, Inc. Class A (c)	36,240	789,307
		13,144,445
TOTAL COMMON STOCKS (Cost $42,636,662)		38,770,426
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e) (Cost $47,001),	47,001	47,001
TOTAL INVESTMENTS — 100.0% (Cost $42,683,663)		38,817,427
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(f)		12,056
NET ASSETS — 100.0%		$ 38,829,483
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
89

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,770,426	$—	$—	$38,770,426
Short-Term Investment	47,001	—	—	47,001
TOTAL INVESTMENTS	$38,817,427	$—	$—	$38,817,427
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	29,990	$2,791,769	$ 480,605	$1,713,409	$(70,175)	$(695,765)	14,146	$793,025	$31,677
State Street Institutional U.S. Government Money Market Fund, Class G Shares	185,568	185,568	5,941,509	6,080,076	—	—	47,001	47,001	4,512
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	94,792	94,792	—	—	—	—	1
State Street Navigator Securities Lending Portfolio III	—	—	1,008,464	1,008,464	—	—	—	—	6
Total		$2,977,337	$7,525,370	$8,896,741	$(70,175)	$(695,765)		$840,026	$36,196
See accompanying notes to financial statements.
90

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 76.0%
Abbott Laboratories	117,019	$ 9,841,298
ABIOMED, Inc. (a)	38,338	9,986,666
Accuray, Inc. (a)	815,212	3,154,870
AngioDynamics, Inc. (a)	247,682	4,876,859
AtriCure, Inc. (a)	258,475	7,712,894
AxoGen, Inc. (a) (b)	475,124	9,407,455
Baxter International, Inc.	123,040	10,076,976
Becton Dickinson and Co.	41,088	10,354,587
Boston Scientific Corp. (a)	238,032	10,230,615
Cantel Medical Corp.	126,081	10,167,172
Cardiovascular Systems, Inc. (a)	240,628	10,330,160
CONMED Corp.	116,735	9,989,014
CryoLife, Inc. (a)	219,614	6,573,047
CryoPort, Inc. (a) (b)	169,141	3,098,663
Danaher Corp.	68,906	9,848,046
DexCom, Inc. (a)	64,991	9,738,251
Edwards Lifesciences Corp. (a)	52,309	9,663,565
Glaukos Corp. (a)	131,205	9,892,857
Globus Medical, Inc. Class A (a)	233,526	9,878,150
Heska Corp. (a)	85,737	7,302,220
Hill-Rom Holdings, Inc.	92,149	9,640,628
Hologic, Inc. (a)	201,113	9,657,446
IDEXX Laboratories, Inc. (a)	35,935	9,893,984
Inogen, Inc. (a) (b)	141,489	9,445,806
Insulet Corp. (a) (b)	83,598	9,979,929
Integer Holdings Corp. (a)	122,696	10,296,648
Integra LifeSciences Holdings Corp. (a)	189,097	10,561,067
Intuitive Surgical, Inc. (a)	19,311	10,129,585
iRhythm Technologies, Inc. (a) (b)	122,314	9,672,591
LeMaitre Vascular, Inc.	141,905	3,970,502
LivaNova PLC (a)	133,758	9,625,226
Masimo Corp. (a)	68,197	10,149,078
Medtronic PLC	98,680	9,610,445
Mesa Laboratories, Inc.	45,105	11,020,956
Natus Medical, Inc. (a)	275,329	7,073,202
Nevro Corp. (a)	152,962	9,916,527
NuVasive, Inc. (a)	166,112	9,724,197
Orthofix Medical, Inc. (a)	142,156	7,517,209
Penumbra, Inc. (a) (b)	57,671	9,227,360
ResMed, Inc.	81,474	9,942,272
STERIS PLC (a)	68,513	10,200,215
Stryker Corp.	49,221	10,118,853
Surmodics, Inc. (a)	138,555	5,981,419
Tactile Systems Technology, Inc. (a) (b)	180,613	10,280,492
Tandem Diabetes Care, Inc. (a)	151,326	9,763,554
Teleflex, Inc.	30,043	9,948,739
Varex Imaging Corp. (a)	338,300	10,368,895
Varian Medical Systems, Inc. (a)	73,512	10,007,189
ViewRay, Inc. (a) (b)	1,029,335	9,068,441
Wright Medical Group NV (a)	307,585	9,172,185
Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	81,918	$ 9,645,025
		463,733,030
HEALTH CARE SUPPLIES — 24.0%
Align Technology, Inc. (a)	31,473	8,614,160
Antares Pharma, Inc. (a) (b)	1,012,704	3,331,796
Atrion Corp.	6,747	5,753,437
Avanos Medical, Inc. (a)	222,508	9,703,574
Cerus Corp. (a)	995,452	5,594,440
Cooper Cos., Inc.	29,778	10,031,910
DENTSPLY SIRONA, Inc.	169,478	9,890,736
Haemonetics Corp. (a)	85,525	10,292,079
ICU Medical, Inc. (a)	39,805	10,027,278
Lantheus Holdings, Inc. (a)	361,516	10,230,903
Meridian Bioscience, Inc.	429,553	5,103,090
Merit Medical Systems, Inc. (a)	166,544	9,919,361
Neogen Corp. (a)	155,157	9,636,801
OraSure Technologies, Inc. (a)	755,665	7,012,571
Quidel Corp. (a) (b)	171,532	10,175,278
STAAR Surgical Co. (a)	364,488	10,708,657
West Pharmaceutical Services, Inc.	79,725	9,977,583
		146,003,654
TOTAL COMMON STOCKS (Cost $612,144,175)		609,736,684
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	189,166	189,166
State Street Navigator Securities Lending Portfolio III (e) (f)	693,265	693,265
TOTAL SHORT-TERM INVESTMENTS (Cost $882,431)		882,431
TOTAL INVESTMENTS — 100.1% (Cost $613,026,606)		610,619,115
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(701,110)
NET ASSETS — 100.0%		$ 609,918,005
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
91

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$609,736,684	$—	$—	$609,736,684
Short-Term Investments	882,431	—	—	882,431
TOTAL INVESTMENTS	$610,619,115	$—	$—	$610,619,115
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	329,749	$ 329,749	$ 44,350,072	$ 44,490,655	$—	$—	189,166	$189,166	$ 17,565
State Street Navigator Securities Lending Government Money Market Portfolio	5,321,999	5,321,999	123,767,433	129,089,432	—	—	—	—	844,017
State Street Navigator Securities Lending Portfolio III	—	—	43,061,895	42,368,630	—	—	693,265	693,265	133,647
Total		$5,651,748	$211,179,400	$215,948,717	$—	$—		$882,431	$995,229
See accompanying notes to financial statements.
92

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
HEALTH CARE SERVICES — 39.1%
Addus HomeCare Corp. (a)	15,501	$ 1,161,800
Amedisys, Inc. (a)	18,211	2,210,998
AMN Healthcare Services, Inc. (a)	41,827	2,269,114
BioTelemetry, Inc. (a)	43,328	2,086,243
Chemed Corp.	6,223	2,245,507
Cigna Corp.	13,620	2,145,831
CorVel Corp. (a)	7,410	644,744
CVS Health Corp.	39,825	2,170,064
DaVita, Inc. (a)	44,135	2,483,035
Guardant Health, Inc. (a) (b)	24,289	2,096,870
Laboratory Corp. of America Holdings (a)	12,965	2,241,649
LHC Group, Inc. (a)	18,818	2,250,257
MEDNAX, Inc. (a)	83,944	2,117,907
Premier, Inc. Class A (a)	58,275	2,279,135
Providence Service Corp. (a)	10,733	615,430
Quest Diagnostics, Inc.	21,355	2,174,153
R1 RCM, Inc. (a)	132,176	1,662,774
RadNet, Inc. (a)	48,167	664,223
Tivity Health, Inc. (a) (b)	118,148	1,942,353
		35,462,087
HEALTH CARE DISTRIBUTORS — 16.9%
AmerisourceBergen Corp.	25,366	2,162,705
Cardinal Health, Inc.	48,854	2,301,023
Covetrus, Inc. (a) (b)	86,261	2,109,944
Henry Schein, Inc. (a)	30,267	2,115,663
McKesson Corp.	16,204	2,177,656
Patterson Cos., Inc. (b)	96,312	2,205,545
PetIQ, Inc. (a) (b)	69,436	2,288,611
		15,361,147
HEALTH CARE FACILITIES — 23.8%
Acadia Healthcare Co., Inc. (a) (b)	65,315	2,282,759
Brookdale Senior Living, Inc. (a)	334,994	2,415,307
Community Health Systems, Inc. (a) (b)	477,646	1,275,315
Encompass Health Corp.	36,028	2,282,734
Ensign Group, Inc.	38,109	2,169,164
Hanger, Inc. (a)	32,504	622,452
HCA Healthcare, Inc.	17,036	2,302,756
National HealthCare Corp.	5,639	457,605
Select Medical Holdings Corp. (a)	98,443	1,562,290
Tenet Healthcare Corp. (a)	102,781	2,123,456
Universal Health Services, Inc. Class B	17,575	2,291,604
Security Description	Shares	Value
US Physical Therapy, Inc.	14,190	$ 1,739,268
		21,524,710
MANAGED HEALTH CARE — 19.8%
Anthem, Inc.	7,561	2,133,790
Centene Corp. (a)	40,287	2,112,650
HealthEquity, Inc. (a)	30,842	2,017,067
Humana, Inc.	8,567	2,272,825
Magellan Health, Inc. (a)	32,947	2,445,656
Molina Healthcare, Inc. (a)	14,885	2,130,639
Triple-S Management Corp. Class B (a)	20,976	500,277
UnitedHealth Group, Inc.	8,792	2,145,336
WellCare Health Plans, Inc. (a)	7,515	2,142,301
		17,900,541
TOTAL COMMON STOCKS (Cost $100,029,085)		90,248,485
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	286,438	286,438
State Street Navigator Securities Lending Portfolio III (e) (f)	1,155,133	1,155,133
TOTAL SHORT-TERM INVESTMENTS (Cost $1,441,571)		1,441,571
TOTAL INVESTMENTS — 101.2% (Cost $101,470,656)		91,690,056
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(1,128,954)
NET ASSETS — 100.0%		$ 90,561,102
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
93

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$90,248,485	$—	$—	$90,248,485
Short-Term Investments	1,441,571	—	—	1,441,571
TOTAL INVESTMENTS	$91,690,056	$—	$—	$91,690,056
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	97,607	$ 97,607	$ 5,714,603	$ 5,525,772	$—	$—	286,438	$ 286,438	$4,686
State Street Navigator Securities Lending Government Money Market Portfolio	752,196	752,196	13,004,325	13,756,521	—	—	—	—	1,955
State Street Navigator Securities Lending Portfolio III	—	—	3,791,698	2,636,565	—	—	1,155,133	1,155,133	311
Total		$849,803	$22,510,626	$21,918,858	$—	$—		$1,441,571	$6,952
See accompanying notes to financial statements.
94

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INSURANCE BROKERS — 11.7%
Aon PLC	129,335	$ 24,959,069
Arthur J Gallagher & Co.	281,407	24,648,439
Brown & Brown, Inc.	751,882	25,188,047
Marsh & McLennan Cos., Inc.	251,396	25,076,751
Willis Towers Watson PLC	129,628	24,828,947
		124,701,253
LIFE & HEALTH INSURANCE — 26.9%
Aflac, Inc.	448,376	24,575,489
American Equity Investment Life Holding Co.	456,776	12,406,037
Athene Holding, Ltd. Class A (a)	566,227	24,381,735
Brighthouse Financial, Inc. (a)	641,835	23,548,926
CNO Financial Group, Inc.	945,576	15,772,208
Genworth Financial, Inc. Class A (a)	3,181,130	11,801,992
Lincoln National Corp.	388,765	25,055,904
MetLife, Inc.	505,552	25,110,768
Primerica, Inc.	200,571	24,058,491
Principal Financial Group, Inc.	441,369	25,564,092
Prudential Financial, Inc.	248,642	25,112,842
Torchmark Corp.	276,721	24,755,461
Unum Group	746,663	25,050,544
		287,194,489
MULTI-LINE INSURANCE — 9.3%
American Financial Group, Inc.	236,307	24,214,378
American International Group, Inc.	462,923	24,664,537
Assurant, Inc.	232,584	24,742,286
Hartford Financial Services Group, Inc.	449,101	25,023,908
		98,645,109
PROPERTY & CASUALTY INSURANCE — 42.6%
Allstate Corp.	241,566	24,564,847
Arch Capital Group, Ltd. (a)	693,989	25,733,112
Argo Group International Holdings, Ltd.	101,324	7,503,042
Assured Guaranty, Ltd.	577,684	24,308,943
Axis Capital Holdings, Ltd.	407,314	24,296,280
Chubb, Ltd.	164,207	24,186,049
Cincinnati Financial Corp.	238,312	24,705,805
Fidelity National Financial, Inc.	619,128	24,950,858
Security Description	Shares	Value
First American Financial Corp.	465,692	$ 25,007,660
Hanover Insurance Group, Inc.	193,482	24,823,741
Kemper Corp.	234,950	20,273,836
Loews Corp.	460,942	25,199,699
Markel Corp. (a)	22,682	24,714,307
Mercury General Corp.	215,683	13,480,188
Old Republic International Corp.	1,081,857	24,211,960
ProAssurance Corp.	287,329	10,375,450
Progressive Corp.	301,042	24,062,287
RLI Corp.	110,690	9,487,240
Selective Insurance Group, Inc.	164,672	12,332,286
Travelers Cos., Inc.	164,442	24,587,368
White Mountains Insurance Group, Ltd.	10,665	10,893,871
WR Berkley Corp.	376,023	24,791,196
		454,490,025
REINSURANCE — 9.2%
Alleghany Corp. (a)	35,670	24,295,194
Everest Re Group, Ltd.	98,313	24,301,007
Reinsurance Group of America, Inc.	160,834	25,094,928
RenaissanceRe Holdings, Ltd.	138,141	24,590,479
		98,281,608
TOTAL COMMON STOCKS (Cost $1,027,507,381)		1,063,312,484
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $2,110,898),	2,110,898	2,110,898
TOTAL INVESTMENTS — 99.9% (Cost $1,029,618,279)		1,065,423,382
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		919,206
NET ASSETS — 100.0%		$ 1,066,342,588
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.

See accompanying notes to financial statements.
95

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,063,312,484	$—	$—	$1,063,312,484
Short-Term Investment	2,110,898	—	—	2,110,898
TOTAL INVESTMENTS	$1,065,423,382	$—	$—	$1,065,423,382
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,564,232	$1,564,232	$71,078,399	$70,531,733	$—	$—	2,110,898	$2,110,898	$41,000
See accompanying notes to financial statements.
96

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
INTERACTIVE MEDIA & SERVICES — 35.7%
Alphabet, Inc. Class C (a)	831	$ 898,236
ANGI Homeservices, Inc. Class A (a) (b)	62,090	807,791
Care.com, Inc. (a)	39,214	430,570
Cargurus, Inc. (a) (b)	25,289	913,186
Cars.com, Inc. (a) (b)	42,607	840,210
Facebook, Inc. Class A (a)	4,972	959,596
IAC/InterActiveCorp (a)	3,946	858,374
Liberty TripAdvisor Holdings, Inc. Class A (a)	28,624	354,938
Match Group, Inc.	12,505	841,211
QuinStreet, Inc. (a)	31,693	502,334
Snap, Inc. Class A (a)	64,581	923,508
TripAdvisor, Inc. (a)	19,793	916,218
TrueCar, Inc. (a)	76,716	418,869
Twitter, Inc. (a)	24,939	870,371
Yelp, Inc. (a)	28,423	971,498
Zillow Group, Inc. Class C (a) (b)	19,862	921,398
		12,428,308
INTERNET & DIRECT MARKETING RETAIL — 41.2%
1-800-Flowers.com, Inc. Class A (a)	24,657	465,524
Amazon.com, Inc. (a)	483	914,623
Booking Holdings, Inc. (a)	508	952,353
eBay, Inc.	23,170	915,215
Etsy, Inc. (a)	13,297	816,037
Expedia Group, Inc.	7,109	945,710
Groupon, Inc. (a)	237,585	850,554
GrubHub, Inc. (a) (b)	12,849	1,002,093
Liberty Expedia Holdings, Inc. Class A (a)	19,818	947,102
PetMed Express, Inc. (b)	44,389	695,576
Quotient Technology, Inc. (a)	26,672	286,457
Qurate Retail, Inc. (a)	70,269	870,633
Shutterfly, Inc. (a)	17,834	901,509
Shutterstock, Inc.	14,082	551,874
Stamps.com, Inc. (a)	22,310	1,009,974
Stitch Fix, Inc. Class A (a) (b)	30,122	963,603
Waitr Holdings, Inc. (a)	65,477	411,850
Wayfair, Inc. Class A (a) (b)	5,698	831,908
		14,332,595
INTERNET SERVICES & INFRASTRUCTURE — 22.7%
Akamai Technologies, Inc. (a)	11,467	918,965
Security Description	Shares	Value
Carbonite, Inc. (a)	33,945	$ 883,928
Endurance International Group Holdings, Inc. (a)	39,423	189,230
GoDaddy, Inc. Class A (a)	12,872	902,971
GTT Communications, Inc. (a) (b)	34,183	601,621
Limelight Networks, Inc. (a)	47,198	127,435
MongoDB, Inc. (a) (b)	5,441	827,522
Okta, Inc. (a)	6,991	863,458
Switch, Inc. Class A (b)	59,558	779,614
Twilio, Inc. Class A (a) (b)	6,433	877,140
VeriSign, Inc. (a)	4,394	919,049
		7,890,933
TOTAL COMMON STOCKS (Cost $39,913,807)		34,651,836
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	119,294	119,294
State Street Navigator Securities Lending Portfolio III (e) (f)	1,990,374	1,990,374
TOTAL SHORT-TERM INVESTMENTS (Cost $2,109,668)		2,109,668
TOTAL INVESTMENTS — 105.7% (Cost $42,023,475)		36,761,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(1,989,889)
NET ASSETS — 100.0%		$ 34,771,615
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
97

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$34,651,836	$—	$—	$34,651,836
Short-Term Investments	2,109,668	—	—	2,109,668
TOTAL INVESTMENTS	$36,761,504	$—	$—	$36,761,504
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,817	$ 55,817	$ 2,918,867	$ 2,855,390	$—	$—	119,294	$ 119,294	$ 1,640
State Street Navigator Securities Lending Government Money Market Portfolio	2,369,575	2,369,575	46,823,160	49,192,735	—	—	—	—	129,155
State Street Navigator Securities Lending Portfolio III	—	—	14,944,092	12,953,718	—	—	1,990,374	1,990,374	44,085
Total		$2,425,392	$64,686,119	$65,001,843	$—	$—		$2,109,668	$174,880
See accompanying notes to financial statements.
98

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 8.2%
Alcoa Corp. (a)	1,008,693	$ 23,613,503
Kaiser Aluminum Corp.	207,959	20,298,878
		43,912,381
COAL & CONSUMABLE FUELS — 12.0%
Arch Coal, Inc. Class A (b)	247,676	23,333,556
CONSOL Energy, Inc. (a)	624,160	16,608,898
Peabody Energy Corp.	1,009,433	24,327,335
		64,269,789
COPPER — 4.5%
Freeport-McMoRan, Inc.	2,058,472	23,898,860
DIVERSIFIED METALS & MINING — 6.3%
Compass Minerals International, Inc.	395,411	21,727,835
Materion Corp.	174,937	11,862,478
		33,590,313
GOLD — 14.4%
Coeur Mining, Inc. (a) (b)	5,639,806	24,476,758
McEwen Mining, Inc. (b)	3,142,407	5,499,212
Newmont Goldcorp Corp.	610,197	23,474,279
Royal Gold, Inc.	230,466	23,620,460
		77,070,709
SILVER — 3.7%
Hecla Mining Co. (b)	11,190,788	20,143,418
STEEL — 50.8%
AK Steel Holding Corp. (a) (b)	10,641,352	25,220,005
Allegheny Technologies, Inc. (a) (b)	924,233	23,290,671
Carpenter Technology Corp.	436,870	20,961,023
Cleveland-Cliffs, Inc. (b)	2,280,886	24,337,054
Commercial Metals Co.	1,450,982	25,900,029
Haynes International, Inc.	75,695	2,407,858
Nucor Corp.	423,953	23,359,810
Reliance Steel & Aluminum Co.	246,764	23,348,810
Schnitzer Steel Industries, Inc. Class A	330,599	8,651,776
Security Description	Shares	Value
Steel Dynamics, Inc.	829,407	$ 25,048,091
SunCoke Energy, Inc. (a)	1,179,047	10,469,937
United States Steel Corp. (b)	1,590,723	24,353,969
Warrior Met Coal, Inc.	826,169	21,579,534
Worthington Industries, Inc.	316,149	12,728,159
		271,656,726
TOTAL COMMON STOCKS (Cost $698,694,232)		534,542,196
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	175,963	175,963
State Street Navigator Securities Lending Portfolio III (e) (f)	16,696,772	16,696,772
TOTAL SHORT-TERM INVESTMENTS (Cost $16,872,735)		16,872,735
TOTAL INVESTMENTS — 103.1% (Cost $715,566,967)		551,414,931
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(16,436,021)
NET ASSETS — 100.0%		$ 534,978,910
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$534,542,196	$—	$—	$534,542,196
Short-Term Investments	16,872,735	—	—	16,872,735
TOTAL INVESTMENTS	$551,414,931	$—	$—	$551,414,931
See accompanying notes to financial statements.
99

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,068,833	$ 1,068,833	$ 24,119,878	$ 25,012,748	$—	$—	175,963	$ 175,963	$ 20,069
State Street Navigator Securities Lending Government Money Market Portfolio	17,876,026	17,876,026	184,403,509	202,279,535	—	—	—	—	105,585
State Street Navigator Securities Lending Portfolio III	—	—	49,972,831	33,276,059	—	—	16,696,772	16,696,772	17,106
Total		$18,944,859	$258,496,218	$260,568,342	$—	$—		$16,872,735	$142,760
See accompanying notes to financial statements.
100

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 27.0%
Diamond Offshore Drilling, Inc. (a) (b)	862,758	$ 7,652,664
Ensco Rowan PLC Class A (b)	963,110	8,215,328
Helmerich & Payne, Inc.	131,731	6,668,223
Nabors Industries, Ltd.	3,125,381	9,063,605
Noble Corp. PLC (a)	2,555,847	4,779,434
Patterson-UTI Energy, Inc.	574,913	6,617,249
Transocean, Ltd. (a) (b)	1,176,340	7,540,339
		50,536,842
OIL & GAS EQUIPMENT & SERVICES — 72.8%
Apergy Corp. (a)	191,754	6,431,429
Archrock, Inc.	245,854	2,606,052
Baker Hughes a GE Co.	287,846	7,089,647
C&J Energy Services, Inc. (a)	383,277	4,515,003
Cactus, Inc. Class A (a)	202,892	6,719,783
Core Laboratories NV	132,856	6,945,712
DMC Global, Inc.	87,550	5,546,293
Dril-Quip, Inc. (a)	123,668	5,936,064
Exterran Corp. (a)	83,478	1,187,057
Forum Energy Technologies, Inc. (a)	503,536	1,722,093
Frank's International NV (a) (b)	196,000	1,070,160
Halliburton Co.	298,211	6,781,318
Helix Energy Solutions Group, Inc. (a)	379,008	3,270,839
Keane Group, Inc. (a)	301,856	2,028,472
KLX Energy Services Holdings, Inc. (a)	56,988	1,164,265
Liberty Oilfield Services, Inc. Class A (b)	176,296	2,852,469
Matrix Service Co. (a)	46,175	935,506
McDermott International, Inc. (a) (b)	838,915	8,103,919
National Oilwell Varco, Inc.	318,788	7,086,657
Newpark Resources, Inc. (a)	206,661	1,533,425
Oceaneering International, Inc. (a)	342,752	6,988,713
Oil States International, Inc. (a)	183,329	3,354,921
ProPetro Holding Corp. (a)	358,796	7,427,077
RPC, Inc. (b)	761,238	5,488,526
Security Description	Shares	Value
Schlumberger, Ltd.	177,450	$ 7,051,863
SEACOR Holdings, Inc. (a)	20,107	955,284
Select Energy Services, Inc. Class A (a)	140,358	1,629,556
Solaris Oilfield Infrastructure, Inc. Class A (b)	171,332	2,566,553
TechnipFMC PLC	280,376	7,272,953
Tidewater, Inc. (a) (b)	62,393	1,464,988
US Silica Holdings, Inc. (b)	638,219	8,162,821
		135,889,418
TOTAL COMMON STOCKS (Cost $287,556,066)		186,426,260
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	147,149	147,149
State Street Navigator Securities Lending Portfolio III (e) (f)	17,160,423	17,160,423
TOTAL SHORT-TERM INVESTMENTS (Cost $17,307,572)		17,307,572
TOTAL INVESTMENTS — 109.1% (Cost $304,863,638)		203,733,832
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(17,035,616)
NET ASSETS — 100.0%		$ 186,698,216
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$186,426,260	$—	$—	$186,426,260
Short-Term Investments	17,307,572	—	—	17,307,572
TOTAL INVESTMENTS	$203,733,832	$—	$—	$203,733,832
See accompanying notes to financial statements.
101

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	231,239	$ 231,239	$ 3,942,615	$ 4,026,705	$—	$—	147,149	$ 147,149	$ 8,630
State Street Navigator Securities Lending Government Money Market Portfolio	18,257,290	18,257,290	228,348,380	246,605,670	—	—	—	—	107,754
State Street Navigator Securities Lending Portfolio III	—	—	47,028,714	29,868,291	—	—	17,160,423	17,160,423	11,554
Total		$18,488,529	$279,319,709	$280,500,666	$—	$—		$17,307,572	$127,938
See accompanying notes to financial statements.
102

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aerie Pharmaceuticals, Inc. (a) (b)	142,754	$ 4,218,381
Akorn, Inc. (a)	386,601	1,990,995
Allergan PLC	77,163	12,919,401
Amneal Pharmaceuticals, Inc. (a)	302,297	2,167,469
Amphastar Pharmaceuticals, Inc. (a)	33,593	709,148
ANI Pharmaceuticals, Inc. (a)	19,556	1,607,503
Axsome Therapeutics, Inc. (a)	195,745	5,040,434
Bristol-Myers Squibb Co.	188,073	8,529,110
Catalent, Inc. (a)	136,422	7,395,437
Collegium Pharmaceutical, Inc. (a)	100,207	1,317,722
Corcept Therapeutics, Inc. (a) (b)	183,857	2,050,006
Cymabay Therapeutics, Inc. (a)	311,763	2,232,223
Elanco Animal Health, Inc. (a)	279,961	9,462,682
Eli Lilly & Co.	80,050	8,868,739
Endo International PLC (a)	1,330,950	5,483,514
Horizon Therapeutics PLC (a)	380,018	9,143,233
Innoviva, Inc. (a)	189,192	2,754,635
Intersect ENT, Inc. (a)	75,478	1,717,879
Intra-Cellular Therapies, Inc. (a)	70,240	911,715
Jazz Pharmaceuticals PLC (a)	68,579	9,776,622
Johnson & Johnson	63,851	8,893,167
Mallinckrodt PLC (a) (b)	812,384	7,457,685
Merck & Co., Inc.	108,055	9,060,412
Mylan NV (a)	525,544	10,006,358
MyoKardia, Inc. (a) (b)	121,647	6,099,381
Nektar Therapeutics (a)	267,807	9,528,573
Omeros Corp. (a) (b)	109,291	1,714,776
Pacira Pharmaceuticals, Inc. (a)	104,143	4,529,179
Perrigo Co. PLC	207,151	9,864,531
Pfizer, Inc.	209,186	9,061,937
Phibro Animal Health Corp. Class A	33,595	1,067,313
Prestige Consumer Healthcare, Inc. (a) (b)	93,417	2,959,451
Reata Pharmaceuticals, Inc. Class A (a) (b)	51,708	4,878,650
Revance Therapeutics, Inc. (a)	89,437	1,159,998
Supernus Pharmaceuticals, Inc. (a)	129,805	4,295,247
Security Description	Shares	Value
TherapeuticsMD, Inc. (a) (b)	996,466	$ 2,590,812
Theravance Biopharma, Inc. (a) (b)	75,002	1,224,783
Tricida, Inc. (a) (b)	54,868	2,165,091
WaVe Life Sciences, Ltd. (a)	87,297	2,277,579
Zoetis, Inc.	80,737	9,162,842
Zogenix, Inc. (a) (b)	128,956	6,161,518
TOTAL COMMON STOCKS (Cost $265,944,920)		212,456,131
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	234,121	234,121
State Street Navigator Securities Lending Portfolio III (e) (f)	3,760,406	3,760,406
TOTAL SHORT-TERM INVESTMENTS (Cost $3,994,527)		3,994,527
TOTAL INVESTMENTS — 101.8% (Cost $269,939,447)		216,450,658
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(3,734,239)
NET ASSETS — 100.0%		$ 212,716,419
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$212,456,131	$—	$—	$212,456,131
Short-Term Investments	3,994,527	—	—	3,994,527
TOTAL INVESTMENTS	$216,450,658	$—	$—	$216,450,658
See accompanying notes to financial statements.
103

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,189	$ 73,189	$ 15,727,621	$ 15,566,689	$—	$—	234,121	$ 234,121	$ 10,022
State Street Navigator Securities Lending Government Money Market Portfolio	9,907,907	9,907,907	79,641,677	89,549,584	—	—	—	—	195,450
State Street Navigator Securities Lending Portfolio III	—	—	28,120,025	24,359,619	—	—	3,760,406	3,760,406	27,351
Total		$9,981,096	$123,489,323	$129,475,892	$—	$—		$3,994,527	$232,823
See accompanying notes to financial statements.
104

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
APPAREL RETAIL — 21.8%
Abercrombie & Fitch Co. Class A	208,408	$ 3,342,864
American Eagle Outfitters, Inc.	183,736	3,105,138
Boot Barn Holdings, Inc. (a)	96,944	3,455,084
Buckle, Inc.	151,520	2,622,811
Burlington Stores, Inc. (a)	19,137	3,256,161
Caleres, Inc.	161,979	3,226,622
Chico's FAS, Inc. (b)	957,915	3,228,174
Children's Place, Inc. (b)	33,308	3,176,917
Designer Brands, Inc. Class A	178,061	3,413,429
Foot Locker, Inc.	74,866	3,138,383
Gap, Inc.	177,572	3,190,969
Genesco, Inc. (a)	71,271	3,014,051
Guess?, Inc. (b)	226,862	3,663,821
L Brands, Inc.	143,413	3,743,079
Ross Stores, Inc.	31,972	3,169,065
TJX Cos., Inc.	60,522	3,200,403
Urban Outfitters, Inc. (a)	135,355	3,079,326
Zumiez, Inc. (a)	89,525	2,336,603
		57,362,900
AUTOMOTIVE RETAIL — 16.7%
Advance Auto Parts, Inc.	21,267	3,278,095
America's Car-Mart, Inc. (a)	29,290	2,521,283
Asbury Automotive Group, Inc. (a)	32,530	2,743,580
AutoNation, Inc. (a)	78,271	3,282,686
AutoZone, Inc. (a)	2,887	3,174,170
Camping World Holdings, Inc. Class A (b)	200,327	2,488,061
CarMax, Inc. (a) (b)	38,643	3,355,372
Carvana Co. (a) (b)	53,821	3,368,656
Group 1 Automotive, Inc.	34,149	2,796,462
Lithia Motors, Inc. Class A (b)	27,745	3,295,551
Monro, Inc. (b)	37,502	3,198,921
Murphy USA, Inc. (a)	38,313	3,219,441
O'Reilly Automotive, Inc. (a)	8,322	3,073,481
Penske Automotive Group, Inc. (b)	70,500	3,334,650
Sonic Automotive, Inc. Class A	32,893	768,052
		43,898,461
COMPUTER & ELECTRONICS RETAIL — 4.5%
Best Buy Co., Inc.	48,890	3,409,100
Conn's, Inc. (a) (b)	107,305	1,912,175
GameStop Corp. Class A (b)	573,410	3,136,553
Rent-A-Center, Inc. (a)	124,642	3,319,216
		11,777,044
DEPARTMENT STORES — 5.0%
Dillard's, Inc. Class A (b)	56,397	3,512,405
Kohl's Corp.	67,579	3,213,381
Macy's, Inc.	149,733	3,213,270
Security Description	Shares	Value
Nordstrom, Inc. (b)	98,996	$ 3,154,013
		13,093,069
DRUG RETAIL — 2.6%
Rite Aid Corp. (a) (b)	457,238	3,662,476
Walgreens Boots Alliance, Inc.	61,409	3,357,230
		7,019,706
FOOD RETAIL — 4.0%
Casey's General Stores, Inc.	21,241	3,313,384
Ingles Markets, Inc. Class A	11,845	368,735
Kroger Co.	133,069	2,888,928
Sprouts Farmers Market, Inc. (a)	153,799	2,905,263
Weis Markets, Inc.	29,255	1,065,174
		10,541,484
GENERAL MERCHANDISE STORES — 6.0%
Big Lots, Inc.	111,223	3,182,090
Dollar General Corp.	23,790	3,215,457
Dollar Tree, Inc. (a)	29,265	3,142,768
Ollie's Bargain Outlet Holdings, Inc. (a)	35,154	3,062,265
Target Corp.	36,772	3,184,823
		15,787,403
HYPERMARKETS & SUPER CENTERS — 4.5%
BJ's Wholesale Club Holdings, Inc. (a)	131,550	3,472,920
Costco Wholesale Corp.	12,410	3,279,467
PriceSmart, Inc.	34,428	1,759,959
Walmart, Inc.	29,597	3,270,173
		11,782,519
INTERNET & DIRECT MARKETING RETAIL — 19.7%
1-800-Flowers.com, Inc. Class A (a)	91,963	1,736,261
Amazon.com, Inc. (a)	1,727	3,270,299
Booking Holdings, Inc. (a)	1,818	3,408,223
eBay, Inc.	82,966	3,277,157
Etsy, Inc. (a)	47,615	2,922,133
Expedia Group, Inc.	25,457	3,386,545
Groupon, Inc. (a)	886,137	3,172,371
GrubHub, Inc. (a) (b)	46,013	3,588,554
Liberty Expedia Holdings, Inc. Class A (a)	70,967	3,391,513
PetMed Express, Inc. (b)	165,561	2,594,341
Quotient Technology, Inc. (a) (b)	99,478	1,068,394
Qurate Retail, Inc. (a)	251,616	3,117,522
Shutterfly, Inc. (a)	63,862	3,228,224
Shutterstock, Inc.	52,521	2,058,298
Stamps.com, Inc. (a)	79,886	3,616,439
Stitch Fix, Inc. Class A (a) (b)	107,860	3,450,441
Waitr Holdings, Inc. (a)	244,215	1,536,112

See accompanying notes to financial statements.
105

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Wayfair, Inc. Class A (a) (b)	20,405	$ 2,979,130
		51,801,957
SPECIALTY STORES — 14.8%
Dick's Sporting Goods, Inc. (b)	95,173	3,295,841
Five Below, Inc. (a)	24,490	2,939,290
Hibbett Sports, Inc. (a)	145,822	2,653,960
MarineMax, Inc. (a)	71,916	1,182,299
Michaels Cos., Inc. (a) (b)	362,724	3,155,699
National Vision Holdings, Inc. (a)	107,464	3,302,369
Office Depot, Inc.	1,699,084	3,500,113
Party City Holdco, Inc. (a) (b)	416,021	3,049,434
Sally Beauty Holdings, Inc. (a) (b)	218,696	2,917,405
Signet Jewelers, Ltd. (b)	179,646	3,212,070
Tiffany & Co. (b)	35,468	3,321,223
Tractor Supply Co.	30,415	3,309,152
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,103	3,157,740
		38,996,595
TOTAL COMMON STOCKS (Cost $311,140,302)		262,061,138
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	658,052	658,052
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (e) (f)	11,554,461	$ 11,554,461
TOTAL SHORT-TERM INVESTMENTS (Cost $12,212,513)		12,212,513
TOTAL INVESTMENTS — 104.3% (Cost $323,352,815)		274,273,651
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(11,235,783)
NET ASSETS — 100.0%		$ 263,037,868
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$262,061,138	$—	$—	$262,061,138
Short-Term Investments	12,212,513	—	—	12,212,513
TOTAL INVESTMENTS	$274,273,651	$—	$—	$274,273,651
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	433,753	$ 433,753	$ 28,653,190	$ 28,428,891	$—	$—	658,052	$ 658,052	$ 16,011
State Street Navigator Securities Lending Government Money Market Portfolio	26,695,941	26,695,941	189,807,687	216,503,628	—	—	—	—	785,271
State Street Navigator Securities Lending Portfolio III	—	—	63,517,111	51,962,650	—	—	11,554,461	11,554,461	116,114
Total		$27,129,694	$281,977,988	$296,895,169	$—	$—		$12,212,513	$917,396
See accompanying notes to financial statements.
106

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTOR EQUIPMENT — 6.2%
Applied Materials, Inc.	204,536	$ 9,185,712
Lam Research Corp.	47,684	8,956,962
		18,142,674
SEMICONDUCTORS — 93.7%
Advanced Micro Devices, Inc. (a) (b)	277,813	8,437,181
Analog Devices, Inc.	81,058	9,149,016
Broadcom, Inc.	31,692	9,122,859
CEVA, Inc. (a)	53,468	1,301,946
Cirrus Logic, Inc. (a)	211,557	9,245,041
Cree, Inc. (a) (b)	154,524	8,681,158
Cypress Semiconductor Corp.	382,302	8,502,396
Diodes, Inc. (a)	198,168	7,207,370
First Solar, Inc. (a) (b)	137,767	9,048,537
Inphi Corp. (a) (b)	184,305	9,233,681
Intel Corp.	182,580	8,740,105
Lattice Semiconductor Corp. (a)	609,790	8,896,836
MACOM Technology Solutions Holdings, Inc. (a) (b)	399,765	6,048,444
Marvell Technology Group, Ltd.	353,889	8,447,330
Maxim Integrated Products, Inc.	150,447	8,999,740
MaxLinear, Inc. (a) (b)	225,894	5,294,955
Microchip Technology, Inc. (b)	101,357	8,787,652
Micron Technology, Inc. (a)	258,203	9,964,054
Monolithic Power Systems, Inc.	66,737	9,061,550
NVIDIA Corp.	58,318	9,577,565
ON Semiconductor Corp. (a)	442,741	8,947,796
Power Integrations, Inc.	65,777	5,274,000
Qorvo, Inc. (a)	137,172	9,137,027
QUALCOMM, Inc.	122,735	9,336,451
Rambus, Inc. (a)	362,949	4,369,906
Semtech Corp. (a)	194,731	9,356,825
Silicon Laboratories, Inc. (a)	88,372	9,137,665
Skyworks Solutions, Inc.	117,471	9,076,984
SunPower Corp. (a) (b)	731,203	7,816,560
Security Description	Shares	Value
Synaptics, Inc. (a) (b)	302,379	$ 8,811,324
Texas Instruments, Inc.	78,567	9,016,349
Universal Display Corp.	48,894	9,195,006
Xilinx, Inc.	80,045	9,438,906
		272,662,215
TOTAL COMMON STOCKS (Cost $292,261,144)		290,804,889
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	293,646	293,646
State Street Navigator Securities Lending Portfolio III (e) (f)	6,434,582	6,434,582
TOTAL SHORT-TERM INVESTMENTS (Cost $6,728,228)		6,728,228
TOTAL INVESTMENTS — 102.2% (Cost $298,989,372)		297,533,117
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(6,347,385)
NET ASSETS — 100.0%		$ 291,185,732
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$290,804,889	$—	$—	$290,804,889
Short-Term Investments	6,728,228	—	—	6,728,228
TOTAL INVESTMENTS	$297,533,117	$—	$—	$297,533,117
See accompanying notes to financial statements.
107

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	353,135	$ 353,135	$ 13,581,273	$ 13,640,762	$—	$—	293,646	$ 293,646	$ 12,676
State Street Navigator Securities Lending Government Money Market Portfolio	21,352,130	21,352,130	104,152,361	125,504,491	—	—	—	—	675,554
State Street Navigator Securities Lending Portfolio III	—	—	28,963,594	22,529,012	—	—	6,434,582	6,434,582	36,385
Total		$21,705,265	$146,697,228	$161,674,265	$—	$—		$6,728,228	$724,615
See accompanying notes to financial statements.
108

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 47.2%
2U, Inc. (a) (b)	42,282	$ 1,591,494
8x8, Inc. (a) (b)	61,657	1,485,934
ACI Worldwide, Inc. (a)	47,123	1,618,204
Adobe, Inc. (a)	5,570	1,641,201
Alarm.com Holdings, Inc. (a)	28,676	1,534,166
Altair Engineering, Inc. Class A (a) (b)	41,313	1,668,632
Alteryx, Inc. Class A (a) (b)	14,671	1,600,900
Anaplan, Inc. (a) (b)	31,498	1,589,704
ANSYS, Inc. (a)	7,748	1,586,945
Appfolio, Inc. Class A (a) (b)	15,653	1,600,832
Aspen Technology, Inc. (a)	12,643	1,571,272
Autodesk, Inc. (a)	9,655	1,572,800
Avalara, Inc. (a)	22,624	1,633,453
Avaya Holdings Corp. (a)	125,288	1,492,180
Benefitfocus, Inc. (a) (b)	57,096	1,550,156
Blackbaud, Inc.	19,196	1,602,866
Blackline, Inc. (a) (b)	31,196	1,669,298
Bottomline Technologies DE, Inc. (a)	33,835	1,496,860
Box, Inc. Class A (a)	85,799	1,510,920
Cadence Design Systems, Inc. (a)	22,552	1,596,907
CDK Global, Inc.	31,430	1,553,899
Ceridian HCM Holding, Inc. (a) (b)	30,087	1,510,367
Cision, Ltd. (a)	132,805	1,557,803
Citrix Systems, Inc.	15,779	1,548,551
Cloudera, Inc. (a) (b)	288,706	1,518,594
Cornerstone OnDemand, Inc. (a)	28,714	1,663,402
Coupa Software, Inc. (a) (b)	12,654	1,602,123
Digimarc Corp. (a)	30,191	1,340,179
DocuSign, Inc. (a)	30,075	1,495,028
Dropbox, Inc. Class A (a)	65,103	1,630,830
Ebix, Inc. (b)	28,629	1,437,748
Elastic NV (a) (b)	20,508	1,531,127
Envestnet, Inc. (a)	22,069	1,508,858
Everbridge, Inc. (a) (b)	17,744	1,586,668
Fair Isaac Corp. (a)	4,987	1,566,018
Five9, Inc. (a)	30,303	1,554,241
Guidewire Software, Inc. (a)	15,613	1,582,846
HubSpot, Inc. (a)	8,904	1,518,310
Instructure, Inc. (a) (b)	38,871	1,652,018
Intuit, Inc.	6,009	1,570,332
j2 Global, Inc. (b)	17,633	1,567,397
LivePerson, Inc. (a) (b)	56,753	1,591,354
LogMeIn, Inc.	22,165	1,633,117
Manhattan Associates, Inc. (a)	22,385	1,551,952
MicroStrategy, Inc. Class A (a)	11,427	1,637,603
MobileIron, Inc. (a)	279,209	1,731,096
Model N, Inc. (a)	56,053	1,093,034
Monotype Imaging Holdings, Inc.	93,524	1,574,944
New Relic, Inc. (a)	16,083	1,391,340
Nuance Communications, Inc. (a)	90,748	1,449,246
Nutanix, Inc. Class A (a) (b)	60,104	1,559,098
Security Description	Shares	Value
Paycom Software, Inc. (a) (b)	7,127	$ 1,615,833
Paylocity Holding Corp. (a)	16,098	1,510,314
Pegasystems, Inc.	21,774	1,550,527
Pivotal Software, Inc. Class A (a) (b)	140,631	1,485,063
Pluralsight, Inc. Class A (a) (b)	50,927	1,544,107
PROS Holdings, Inc. (a) (b)	24,774	1,567,203
PTC, Inc. (a)	18,202	1,633,812
Q2 Holdings, Inc. (a)	20,322	1,551,788
RealPage, Inc. (a)	26,522	1,560,820
RingCentral, Inc. Class A (a)	12,939	1,486,950
salesforce.com, Inc. (a)	10,180	1,544,611
Smartsheet, Inc. Class A (a) (b)	33,283	1,610,897
Splunk, Inc. (a)	12,917	1,624,313
SPS Commerce, Inc. (a)	14,536	1,485,725
SS&C Technologies Holdings, Inc.	26,992	1,555,009
Synopsys, Inc. (a)	12,237	1,574,780
Trade Desk, Inc. Class A (a) (b)	6,235	1,420,208
Tyler Technologies, Inc. (a)	6,968	1,505,227
Upland Software, Inc. (a) (b)	31,691	1,442,891
Verint Systems, Inc. (a)	27,266	1,466,365
Workday, Inc. Class A (a)	7,341	1,509,163
Workiva, Inc. (a)	27,876	1,619,317
Yext, Inc. (a) (b)	74,685	1,500,422
Zendesk, Inc. (a)	17,593	1,566,305
Zix Corp. (a)	162,821	1,480,043
		117,735,540
DATA PROCESSING & OUTSOURCED SERVICES — 21.8%
Alliance Data Systems Corp.	10,924	1,530,780
Automatic Data Processing, Inc.	9,227	1,525,500
Black Knight, Inc. (a)	25,625	1,541,344
Broadridge Financial Solutions, Inc.	11,733	1,498,069
Cardtronics PLC Class A (a)	54,313	1,483,831
Cass Information Systems, Inc.	16,811	814,997
Conduent, Inc. (a)	168,946	1,620,192
CoreLogic, Inc. (a) (b)	36,078	1,509,143
CSG Systems International, Inc.	32,351	1,579,699
Euronet Worldwide, Inc. (a)	9,615	1,617,628
EVERTEC, Inc.	50,994	1,667,504
Evo Payments, Inc. Class A (a) (b)	51,493	1,623,574
ExlService Holdings, Inc. (a)	24,934	1,648,885
Fidelity National Information Services, Inc.	12,582	1,543,560
First Data Corp. Class A (a)	57,480	1,555,984
Fiserv, Inc. (a) (b)	17,121	1,560,750
FleetCor Technologies, Inc. (a)	5,603	1,573,603
Genpact, Ltd.	41,302	1,573,193
Global Payments, Inc.	9,616	1,539,810
GreenSky, Inc. Class A (a) (b)	119,318	1,466,418
Jack Henry & Associates, Inc.	11,083	1,484,235
Mastercard, Inc. Class A	5,873	1,553,585
MAXIMUS, Inc.	20,126	1,459,940
NIC, Inc.	95,158	1,526,334
Paychex, Inc.	17,619	1,449,867

See accompanying notes to financial statements.
109

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
PayPal Holdings, Inc. (a)	13,148	$ 1,504,920
Sabre Corp.	68,519	1,521,122
Square, Inc. Class A (a)	21,332	1,547,210
Sykes Enterprises, Inc. (a)	56,419	1,549,266
Total System Services, Inc.	11,999	1,539,112
TTEC Holdings, Inc.	21,152	985,472
Verra Mobility Corp. (a) (b)	122,672	1,605,776
Visa, Inc. Class A	9,003	1,562,471
Western Union Co. (b)	76,022	1,512,078
WEX, Inc. (a)	7,535	1,568,033
Worldpay, Inc. Class A (a)	12,401	1,519,743
		54,363,628
INTERACTIVE HOME ENTERTAINMENT — 3.8%
Activision Blizzard, Inc.	33,477	1,580,114
Electronic Arts, Inc. (a)	16,471	1,667,853
Glu Mobile, Inc. (a)	215,410	1,546,644
Rosetta Stone, Inc. (a)	68,736	1,572,680
Take-Two Interactive Software, Inc. (a)	13,837	1,570,915
Zynga, Inc. Class A (a)	246,334	1,510,027
		9,448,233
IT CONSULTING & OTHER SERVICES — 11.3%
Accenture PLC Class A	8,257	1,525,646
Booz Allen Hamilton Holding Corp.	23,433	1,551,499
CACI International, Inc. Class A (a)	7,532	1,540,972
Cognizant Technology Solutions Corp. Class A	24,778	1,570,678
DXC Technology Co.	29,529	1,628,524
EPAM Systems, Inc. (a)	8,753	1,515,144
Gartner, Inc. (a)	9,630	1,549,852
International Business Machines Corp.	11,302	1,558,546
KBR, Inc.	64,304	1,603,742
Leidos Holdings, Inc.	19,372	1,546,854
LiveRamp Holdings, Inc. (a)	30,023	1,455,515
ManTech International Corp. Class A	24,119	1,588,236
Perficient, Inc. (a)	46,718	1,603,362
Perspecta, Inc.	66,895	1,566,012
Presidio, Inc.	114,833	1,569,767
Science Applications International Corp.	17,925	1,551,588
Unisys Corp. (a) (b)	169,131	1,643,953
Virtusa Corp. (a)	35,387	1,572,245
		28,142,135
SYSTEMS SOFTWARE — 15.8%
A10 Networks, Inc. (a)	177,706	1,211,955
Appian Corp. (a) (b)	46,995	1,695,110
Carbon Black, Inc. (a) (b)	95,514	1,596,994
CommVault Systems, Inc. (a)	32,033	1,589,477
FireEye, Inc. (a) (b)	105,912	1,568,557
ForeScout Technologies, Inc. (a)	47,271	1,600,596
Security Description	Shares	Value
Fortinet, Inc. (a)	20,173	$ 1,549,891
Microsoft Corp.	11,533	1,544,961
OneSpan, Inc. (a)	108,088	1,531,607
Oracle Corp.	28,666	1,633,102
Palo Alto Networks, Inc. (a)	7,513	1,530,849
Progress Software Corp.	37,086	1,617,691
Proofpoint, Inc. (a)	14,249	1,713,442
Qualys, Inc. (a)	17,879	1,556,903
Rapid7, Inc. (a)	29,100	1,683,144
Red Hat, Inc. (a)	8,247	1,548,457
SailPoint Technologies Holding, Inc. (a)	82,067	1,644,623
ServiceNow, Inc. (a)	5,611	1,540,612
Symantec Corp.	78,889	1,716,625
Tableau Software, Inc. Class A (a)	9,355	1,553,117
Teradata Corp. (a)	43,241	1,550,190
TiVo Corp.	228,291	1,682,505
Varonis Systems, Inc. (a) (b)	24,834	1,538,218
VMware, Inc. Class A	9,075	1,517,431
Zscaler, Inc. (a) (b)	19,664	1,507,049
		39,423,106
TOTAL COMMON STOCKS (Cost $241,932,466)		249,112,642
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	168,220	168,220
State Street Navigator Securities Lending Portfolio III (e) (f)	1,553,958	1,553,958
TOTAL SHORT-TERM INVESTMENTS (Cost $1,722,178)		1,722,178
TOTAL INVESTMENTS — 100.6% (Cost $243,654,644)		250,834,820
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(1,574,036)
NET ASSETS — 100.0%		$ 249,260,784
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
110

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$249,112,642	$—	$—	$249,112,642
Short-Term Investments	1,722,178	—	—	1,722,178
TOTAL INVESTMENTS	$250,834,820	$—	$—	$250,834,820
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131,474	$ 131,474	$13,076,913	$13,040,167	$—	$—	168,220	$ 168,220	$ 4,206
State Street Navigator Securities Lending Government Money Market Portfolio	1,945,755	1,945,755	17,915,505	19,861,260	—	—	—	—	5,689
State Street Navigator Securities Lending Portfolio III	—	—	7,520,754	5,966,796	—	—	1,553,958	1,553,958	1,786
Total		$2,077,229	$38,513,172	$38,868,223	$—	$—		$1,722,178	$11,681
See accompanying notes to financial statements.
111

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ELECTRONIC COMPONENTS — 26.3%
Amphenol Corp. Class A	862	$ 82,700
AVX Corp.	1,356	22,510
Belden, Inc.	1,391	82,862
Corning, Inc.	2,630	87,395
Dolby Laboratories, Inc. Class A	1,295	83,657
II-VI, Inc. (a) (b)	2,416	88,329
Knowles Corp. (a)	4,456	81,589
Littelfuse, Inc.	485	85,801
Rogers Corp. (a)	531	91,640
Vishay Intertechnology, Inc. (b)	5,276	87,160
		793,643
ELECTRONIC EQUIPMENT & INSTRUMENTS — 34.6%
Badger Meter, Inc.	808	48,230
Cognex Corp.	1,861	89,291
Coherent, Inc. (a) (b)	684	93,277
Control4 Corp. (a)	927	22,016
FARO Technologies, Inc. (a)	451	23,714
Fitbit, Inc. Class A (a) (b)	18,228	80,203
FLIR Systems, Inc.	1,590	86,019
Itron, Inc. (a)	1,364	85,345
Keysight Technologies, Inc. (a)	970	87,116
MTS Systems Corp.	444	25,987
National Instruments Corp.	2,038	85,576
Novanta, Inc. (a)	776	73,177
OSI Systems, Inc. (a)	534	60,144
Trimble, Inc. (a)	1,903	85,844
Vishay Precision Group, Inc. (a)	251	10,198
Zebra Technologies Corp. Class A (a)	428	89,662
		1,045,799
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 38.7%
3D Systems Corp. (a) (b)	9,871	89,826
Apple, Inc.	422	83,522
Cray, Inc. (a)	1,720	59,890
Dell Technologies, Inc. Class C (a)	1,584	80,467
Diebold Nixdorf, Inc. (a) (b)	9,292	85,115
Security Description	Shares	Value
Electronics For Imaging, Inc. (a)	2,207	$ 81,460
Hewlett Packard Enterprise Co.	5,746	85,903
HP, Inc.	4,083	84,886
NCR Corp. (a) (b)	2,594	80,673
NetApp, Inc.	1,334	82,308
Pure Storage, Inc. Class A (a) (b)	5,254	80,229
Seagate Technology PLC	1,841	86,748
Western Digital Corp.	2,238	106,417
Xerox Corp.	2,362	83,638
		1,171,082
TOTAL COMMON STOCKS (Cost $3,190,150)		3,010,524
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	6,763	6,763
State Street Navigator Securities Lending Portfolio III (e) (f)	35,100	35,100
TOTAL SHORT-TERM INVESTMENTS (Cost $41,863)		41,863
TOTAL INVESTMENTS — 101.0% (Cost $3,232,013)		3,052,387
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(30,695)
NET ASSETS — 100.0%		$ 3,021,692
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,010,524	$—	$—	$3,010,524
Short-Term Investments	41,863	—	—	41,863
TOTAL INVESTMENTS	$3,052,387	$—	$—	$3,052,387
See accompanying notes to financial statements.
112

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,880	$ 4,880	$ 160,157	$ 158,274	$—	$—	6,763	$ 6,763	$ 159
State Street Navigator Securities Lending Government Money Market Portfolio	189,287	189,287	2,578,287	2,767,574	—	—	—	—	1,284
State Street Navigator Securities Lending Portfolio III	—	—	154,553	119,453	—	—	35,100	35,100	12
Total		$194,167	$2,892,997	$3,045,301	$—	$—		$41,863	$1,455
See accompanying notes to financial statements.
113

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 21.1%
Bandwidth, Inc. Class A (a)	20,209	$ 1,516,079
CenturyLink, Inc.	153,419	1,804,207
Cogent Communications Holdings, Inc.	25,371	1,506,023
GCI Liberty, Inc. Class A (a)	28,240	1,735,630
Iridium Communications, Inc. (a)	74,094	1,723,426
ORBCOMM, Inc. (a) (b)	64,118	464,856
Vonage Holdings Corp. (a)	147,435	1,670,439
Zayo Group Holdings, Inc. (a)	52,235	1,719,054
		12,139,714
COMMUNICATIONS EQUIPMENT — 57.5%
Acacia Communications, Inc. (a)	37,914	1,788,024
ADTRAN, Inc.	32,705	498,751
Arista Networks, Inc. (a)	7,252	1,882,764
CalAmp Corp. (a)	35,688	416,836
Ciena Corp. (a)	39,763	1,635,452
Cisco Systems, Inc.	31,098	1,701,994
CommScope Holding Co., Inc. (a)	106,900	1,681,537
Comtech Telecommunications Corp.	13,673	384,348
EchoStar Corp. Class A (a)	34,038	1,508,564
Extreme Networks, Inc. (a)	170,985	1,106,273
F5 Networks, Inc. (a)	12,412	1,807,560
Finisar Corp. (a)	78,285	1,790,378
Infinera Corp. (a) (b)	407,118	1,184,713
InterDigital, Inc.	26,633	1,715,165
Juniper Networks, Inc.	63,860	1,700,592
Lumentum Holdings, Inc. (a) (b)	36,941	1,973,019
Motorola Solutions, Inc.	10,574	1,763,003
NETGEAR, Inc. (a)	43,244	1,093,641
NetScout Systems, Inc. (a)	38,054	966,191
Plantronics, Inc.	38,155	1,413,261
Ubiquiti Networks, Inc. (b)	13,240	1,741,060
ViaSat, Inc. (a)	19,364	1,564,999
Viavi Solutions, Inc. (a)	131,784	1,751,409
		33,069,534
INTEGRATED TELECOMMUNICATION SERVICES — 6.9%
AT&T, Inc.	52,554	1,761,084
ATN International, Inc.	4,759	274,737
Cincinnati Bell, Inc. (a)	57,789	286,056
Verizon Communications, Inc.	29,234	1,670,138
		3,992,015
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 14.4%
Boingo Wireless, Inc. (a)	72,973	$ 1,311,325
Shenandoah Telecommunications Co.	18,194	700,833
Sprint Corp. (a)	242,910	1,595,918
Telephone & Data Systems, Inc.	58,067	1,765,237
T-Mobile US, Inc. (a)	22,773	1,688,390
United States Cellular Corp. (a)	27,331	1,220,876
		8,282,579
TOTAL COMMON STOCKS (Cost $66,065,951)		57,483,842
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	62,647	62,647
State Street Navigator Securities Lending Portfolio III (e) (f)	1,471,588	1,471,588
TOTAL SHORT-TERM INVESTMENTS (Cost $1,534,235)		1,534,235
TOTAL INVESTMENTS — 102.6% (Cost $67,600,186)		59,018,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(1,473,138)
NET ASSETS — 100.0%		$ 57,544,939
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
114

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$57,483,842	$—	$—	$57,483,842
Short-Term Investments	1,534,235	—	—	1,534,235
TOTAL INVESTMENTS	$59,018,077	$—	$—	$59,018,077
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	563,875	$ 563,875	$ 10,564,239	$ 11,065,467	$—	$—	62,647	$ 62,647	$ 5,498
State Street Navigator Securities Lending Government Money Market Portfolio	12,522,432	12,522,432	121,149,465	133,671,897	—	—	—	—	186,199
State Street Navigator Securities Lending Portfolio III	—	—	8,640,455	7,168,867	—	—	1,471,588	1,471,588	32,942
Total		$13,086,307	$140,354,159	$151,906,231	$—	$—		$1,534,235	$224,639
See accompanying notes to financial statements.
115

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AIR FREIGHT & LOGISTICS — 22.0%
Air Transport Services Group, Inc. (a)	111,272	$ 2,715,036
Atlas Air Worldwide Holdings, Inc. (a)	84,950	3,792,168
C.H. Robinson Worldwide, Inc.	44,482	3,752,057
Echo Global Logistics, Inc. (a)	70,270	1,466,535
Expeditors International of Washington, Inc.	50,307	3,816,289
FedEx Corp.	22,661	3,720,709
Forward Air Corp.	47,052	2,783,126
Hub Group, Inc. Class A (a)	69,003	2,896,746
United Parcel Service, Inc. Class B	36,660	3,785,878
XPO Logistics, Inc. (a) (b)	65,628	3,793,955
		32,522,499
AIRLINES — 24.9%
Alaska Air Group, Inc.	59,019	3,771,904
Allegiant Travel Co.	26,206	3,760,561
American Airlines Group, Inc.	113,881	3,713,660
Delta Air Lines, Inc.	66,527	3,775,407
Hawaiian Holdings, Inc.	139,546	3,827,747
JetBlue Airways Corp. (a)	192,417	3,557,790
SkyWest, Inc.	58,622	3,556,597
Southwest Airlines Co.	71,831	3,647,578
Spirit Airlines, Inc. (a)	73,951	3,529,681
United Continental Holdings, Inc. (a)	42,703	3,738,648
		36,879,573
AIRPORT SERVICES — 2.5%
Macquarie Infrastructure Corp.	91,818	3,722,302
MARINE — 3.6%
Kirby Corp. (a)	46,922	3,706,838
Matson, Inc.	42,011	1,632,127
		5,338,965
RAILROADS — 12.9%
CSX Corp.	48,269	3,734,573
Genesee & Wyoming, Inc. Class A (a)	38,809	3,880,900
Kansas City Southern	31,825	3,876,921
Norfolk Southern Corp.	19,147	3,816,572
Union Pacific Corp.	22,265	3,765,234
		19,074,200
TRUCKING — 33.7%
AMERCO	9,560	3,618,938
ArcBest Corp.	87,402	2,456,870
Avis Budget Group, Inc. (a)	111,978	3,937,147
Heartland Express, Inc.	101,304	1,830,563
Hertz Global Holdings, Inc. (a) (b)	211,904	3,381,988
JB Hunt Transport Services, Inc.	41,021	3,749,730
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc. (b)	115,540	$ 3,794,334
Landstar System, Inc.	35,690	3,854,163
Marten Transport, Ltd.	46,131	837,278
Old Dominion Freight Line, Inc.	26,186	3,908,522
Ryder System, Inc.	66,018	3,848,849
Saia, Inc. (a)	50,184	3,245,399
Schneider National, Inc. Class B	205,614	3,750,399
Uber Technologies, Inc. (a) (b)	86,100	3,993,318
Werner Enterprises, Inc.	121,933	3,789,678
		49,997,176
TOTAL COMMON STOCKS (Cost $159,330,995)		147,534,715
RIGHTS — 0.3%
TRUCKING — 0.3%
Hertz Global Holdings, Inc. (CVR) (a) (b)	232,304	452,993
TOTAL RIGHTS (Cost $636,987)		452,993
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	145,241	145,241
State Street Navigator Securities Lending Portfolio III (e) (f)	2,332,056	2,332,056
TOTAL SHORT-TERM INVESTMENTS (Cost $2,477,297)		2,477,297
TOTAL INVESTMENTS — 101.6% (Cost $162,445,279)		150,465,005
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(2,310,417)
NET ASSETS — 100.0%		$ 148,154,588
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights

See accompanying notes to financial statements.
116

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$147,534,715	$—	$—	$147,534,715
Rights	452,993	—	—	452,993
Short-Term Investments	2,477,297	—	—	2,477,297
TOTAL INVESTMENTS	$150,465,005	$—	$—	$150,465,005
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	563,163	$563,163	$ 7,406,769	$7,824,691	$—	$—	145,241	$ 145,241	$ 6,525
State Street Navigator Securities Lending Portfolio III	—	—	4,245,578	1,913,522	—	—	2,332,056	2,332,056	5,025
Total		$563,163	$11,652,347	$9,738,213	$—	$—		$2,477,297	$11,550
See accompanying notes to financial statements.
117

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.8%
Hexcel Corp.	6,096	$ 493,044
Northrop Grumman Corp.	11,410	3,686,685
Spirit AeroSystems Holdings, Inc. Class A	3,825	311,240
Teledyne Technologies, Inc. (a)	2,111	578,140
		5,069,109
AIRLINES — 0.9%
Alaska Air Group, Inc.	9,421	602,096
Southwest Airlines Co.	39,711	2,016,525
		2,618,621
BANKS — 8.2%
BankUnited, Inc.	7,728	260,743
Comerica, Inc.	10,521	764,245
East West Bancorp, Inc.	10,793	504,788
Investors Bancorp, Inc.	19,106	213,032
Prosperity Bancshares, Inc. (b)	4,518	298,414
Signature Bank	4,138	500,036
SVB Financial Group (a)	3,597	807,850
Umpqua Holdings Corp.	15,737	261,077
US Bancorp	113,052	5,923,925
Valley National Bancorp	21,956	236,686
Wells Fargo & Co.	285,951	13,531,201
		23,301,997
BEVERAGES — 9.7%
Coca-Cola Co.	290,380	14,786,149
PepsiCo, Inc.	97,137	12,737,575
		27,523,724
BIOTECHNOLOGY — 5.0%
Alexion Pharmaceuticals, Inc. (a)	15,250	1,997,445
Amgen, Inc.	43,529	8,021,524
Biogen, Inc. (a)	14,502	3,391,583
Sarepta Therapeutics, Inc. (a) (b)	4,254	646,395
		14,056,947
BUILDING PRODUCTS — 0.9%
Johnson Controls International PLC	63,383	2,618,352
CAPITAL MARKETS — 2.1%
Franklin Resources, Inc.	21,440	746,112
Northern Trust Corp.	15,164	1,364,760
S&P Global, Inc.	17,265	3,932,794
		6,043,666
CHEMICALS — 2.3%
Chemours Co.	14,187	340,488
Ecolab, Inc.	18,769	3,705,751
FMC Corp.	9,120	756,504
International Flavors & Fragrances, Inc.	5,074	736,187
Livent Corp. (a)	8,532	59,041
Mosaic Co.	24,110	603,473
Security Description	Shares	Value
Valvoline, Inc.	15,918	$ 310,879
		6,512,323
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Rollins, Inc.	9,011	323,225
CONSUMER FINANCE — 0.8%
Discover Financial Services	22,747	1,764,940
Navient Corp.	22,518	307,371
Santander Consumer USA Holdings, Inc.	9,610	230,255
		2,302,566
CONTAINERS & PACKAGING — 0.1%
Graphic Packaging Holding Co.	26,996	377,404
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,236	337,346
Weight Watchers International, Inc. (a) (b)	863	16,483
		353,829
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
CenturyLink, Inc.	59,522	699,979
Zayo Group Holdings, Inc. (a)	14,718	484,369
		1,184,348
ELECTRIC UTILITIES — 0.4%
Alliant Energy Corp.	16,046	787,538
Portland General Electric Co.	7,043	381,519
		1,169,057
ELECTRICAL EQUIPMENT — 0.1%
nVent Electric PLC	13,797	342,028
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
CDW Corp.	2,983	331,113
ENTERTAINMENT — 0.8%
Electronic Arts, Inc. (a)	15,657	1,585,428
Viacom, Inc. Class B	25,571	763,806
		2,349,234
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
American Campus Communities, Inc. REIT	10,323	476,510
American Homes 4 Rent Class A REIT	17,650	429,071
Apartment Investment & Management Co. Class A REIT	11,940	598,433
Camden Property Trust REIT	6,403	668,409
Equity LifeStyle Properties, Inc. REIT	5,782	701,588
Healthcare Realty Trust, Inc. REIT	8,409	263,370
Healthcare Trust of America, Inc. Class A REIT	13,982	383,526
JBG SMITH Properties REIT	7,800	306,852
National Retail Properties, Inc. REIT	8,109	429,858
Realty Income Corp. REIT	19,505	1,345,260

See accompanying notes to financial statements.
118

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
RLJ Lodging Trust REIT	11,880	$ 210,751
Ryman Hospitality Properties, Inc. REIT	3,629	294,276
Senior Housing Properties Trust REIT	5,175	42,797
STORE Capital Corp. REIT	8,183	271,594
Sun Communities, Inc. REIT	5,438	697,097
VICI Properties, Inc. REIT	25,118	553,601
		7,672,993
FOOD & STAPLES RETAILING — 0.4%
Kroger Co.	54,313	1,179,135
FOOD PRODUCTS — 0.6%
J.M. Smucker Co.	7,537	868,187
Lamb Weston Holdings, Inc.	5,103	323,326
McCormick & Co., Inc. (b)	2,949	457,125
		1,648,638
GAS UTILITIES — 0.1%
National Fuel Gas Co.	6,319	333,327
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Edwards Lifesciences Corp. (a)	14,420	2,663,951
IDEXX Laboratories, Inc. (a)	5,850	1,610,680
Penumbra, Inc. (a) (b)	2,099	335,840
		4,610,471
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc.	9,916	467,044
Chemed Corp.	1,204	434,451
WellCare Health Plans, Inc. (a)	2,931	835,540
		1,737,035
HOTELS, RESTAURANTS & LEISURE — 2.9%
Dunkin' Brands Group, Inc.	5,674	451,991
Starbucks Corp.	78,833	6,608,570
Yum China Holdings, Inc.	24,358	1,125,340
		8,185,901
HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.	9,481	1,451,636
Energizer Holdings, Inc. (b)	4,024	155,487
		1,607,123
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Vistra Energy Corp.	30,987	701,546
INSURANCE — 3.2%
Assurant, Inc.	3,891	413,924
Hartford Financial Services Group, Inc.	24,530	1,366,812
MetLife, Inc.	59,298	2,945,332
Primerica, Inc.	3,020	362,249
Principal Financial Group, Inc.	19,574	1,133,726
Prudential Financial, Inc.	27,404	2,767,804
		8,989,847
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.9%
IAC/InterActiveCorp (a)	5,267	$ 1,145,730
Twitter, Inc. (a)	39,481	1,377,887
		2,523,617
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Etsy, Inc. (a)	11,948	733,249
GrubHub, Inc. (a) (b)	8,709	679,215
		1,412,464
IT SERVICES — 9.9%
Alliance Data Systems Corp.	4,011	562,061
Amdocs, Ltd.	9,815	609,413
Booz Allen Hamilton Holding Corp.	6,560	434,337
Fidelity National Information Services, Inc.	21,579	2,647,312
Global Payments, Inc.	10,562	1,691,293
Jack Henry & Associates, Inc.	2,555	342,166
Leidos Holdings, Inc.	10,917	871,722
Mastercard, Inc. Class A	63,122	16,697,663
Okta, Inc. (a)	8,125	1,003,519
Paychex, Inc.	22,001	1,810,462
Twilio, Inc. Class A (a) (b)	2,971	405,096
Western Union Co.	31,474	626,018
WEX, Inc. (a)	1,796	373,748
		28,074,810
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a) (b)	26,202	293,724
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	21,956	1,639,455
Charles River Laboratories International, Inc. (a)	3,373	478,629
Syneos Health, Inc. (a)	3,770	192,609
		2,310,693
MACHINERY — 4.2%
Caterpillar, Inc.	39,356	5,363,829
Illinois Tool Works, Inc.	23,767	3,584,301
ITT, Inc.	5,503	360,337
Pentair PLC	11,708	435,538
Stanley Black & Decker, Inc.	10,562	1,527,371
Toro Co.	7,017	469,437
		11,740,813
METALS & MINING — 0.7%
Alcoa Corp. (a)	11,082	259,429
Newmont Goldcorp Corp.	44,827	1,724,495
		1,983,924
MULTI-UTILITIES — 2.2%
Consolidated Edison, Inc.	21,348	1,871,793
Public Service Enterprise Group, Inc.	34,669	2,039,231
Sempra Energy	17,292	2,376,612
		6,287,636
MULTILINE RETAIL — 1.4%
Macy's, Inc.	21,504	461,476

See accompanying notes to financial statements.
119

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Nordstrom, Inc. (b)	8,496	$ 270,682
Target Corp.	36,557	3,166,202
		3,898,360
OIL, GAS & CONSUMABLE FUELS — 4.5%
ConocoPhillips	77,103	4,703,283
EQT Corp.	18,116	286,414
Equitrans Midstream Corp. (b)	14,483	285,460
Marathon Petroleum Corp.	31,646	1,768,378
Occidental Petroleum Corp.	50,313	2,529,738
Parsley Energy, Inc. Class A (a)	10,306	195,917
Peabody Energy Corp.	3,625	87,362
Phillips 66	32,027	2,995,806
		12,852,358
PERSONAL PRODUCTS — 1.1%
Coty, Inc. Class A	24,569	329,225
Estee Lauder Cos., Inc. Class A	14,322	2,622,501
		2,951,726
PHARMACEUTICALS — 10.2%
Jazz Pharmaceuticals PLC (a)	4,458	635,533
Johnson & Johnson	181,831	25,325,422
Zoetis, Inc.	25,956	2,945,746
		28,906,701
PROFESSIONAL SERVICES — 0.9%
ASGN, Inc. (a)	4,108	248,945
Equifax, Inc.	8,199	1,108,833
ManpowerGroup, Inc.	4,886	471,987
Nielsen Holdings PLC	13,323	301,100
Robert Half International, Inc.	9,122	520,045
		2,650,910
ROAD & RAIL — 0.3%
Kansas City Southern	7,017	854,811
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Texas Instruments, Inc.	60,616	6,956,292
Universal Display Corp.	2,741	515,473
		7,471,765
SOFTWARE — 2.1%
HubSpot, Inc. (a)	9,370	1,597,772
Intuit, Inc.	11,818	3,088,398
Zendesk, Inc. (a)	14,053	1,251,139
		5,937,309
SPECIALTY RETAIL — 8.2%
American Eagle Outfitters, Inc.	11,135	188,182
Gap, Inc. (b)	14,552	261,499
Home Depot, Inc.	79,156	16,462,073
L Brands, Inc.	7,571	197,603
TJX Cos., Inc.	86,130	4,554,554
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,023	1,048,649
Urban Outfitters, Inc. (a)	284	6,461
Security Description	Shares	Value
Williams-Sonoma, Inc. (b)	6,300	$ 409,500
		23,128,521
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Western Digital Corp.	14,921	709,494
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Lululemon Athletica, Inc. (a)	4,693	845,725
Ralph Lauren Corp.	4,018	456,405
Tapestry, Inc.	20,134	638,852
		1,940,982
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp. (b)	4,062	73,400
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	8,342	344,858
HD Supply Holdings, Inc. (a)	12,566	506,159
Watsco, Inc.	2,327	380,534
		1,231,551
WATER UTILITIES — 0.2%
Aqua America, Inc.	12,483	516,422
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	19,929	1,477,536
TOTAL COMMON STOCKS (Cost $252,348,311)		282,373,086
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	1,173,067	1,173,067
State Street Navigator Securities Lending Portfolio III (f) (g)	699,732	699,732
TOTAL SHORT-TERM INVESTMENTS (Cost $1,872,799)		1,872,799
TOTAL INVESTMENTS — 100.1% (Cost $254,221,110)		284,245,885
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(363,551)
NET ASSETS — 100.0%		$ 283,882,334

See accompanying notes to financial statements.
120

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$282,373,086	$—	$—	$282,373,086
Short-Term Investments	1,872,799	—	—	1,872,799
TOTAL INVESTMENTS	$284,245,885	$—	$—	$284,245,885
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	383,697	$383,697	$34,658,531	$33,869,161	$—	$—	1,173,067	$1,173,067	$10,897
State Street Navigator Securities Lending Government Money Market Portfolio	184,082	184,082	6,032,191	6,216,273	—	—	—	—	1,277
State Street Navigator Securities Lending Portfolio III	—	—	1,989,291	1,289,559	—	—	699,732	699,732	311
Total		$567,779	$42,680,013	$41,374,993	$—	$—		$1,872,799	$12,485
See accompanying notes to financial statements.
121

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
PREFERRED STOCKS — 99.2%
AUTO MANUFACTURERS — 0.9%
Ford Motor Co. 6.20% 6/1/2059	289,302	$ 7,634,680
BANKS — 42.3%
Bank of America Corp. 6.00% 1/25/2166 (a)	169,362	4,499,948
Bank of America Corp. 6.20% 1/29/2166	208,398	5,468,364
Bank of America Corp. 6.50% 1/29/2166 (a)	208,398	5,318,317
Bank of America Corp. 6.63% 3/9/2166 (a)	208,070	5,297,462
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b)	79,891	1,717,657
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.17% 2/28/2166 (a) (b)	56,695	1,102,151
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b)	60,107	1,337,982
Bank of America Corp. 6.00% 5/16/2023 (a)	255,760	6,839,022
Bank of America Corp. 5.88% 7/24/2023 (a)	161,794	4,224,441
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (a) (b)	198,921	5,227,644
Bank of New York Mellon Corp. 5.20% 3/20/2018 (a)	229,590	5,787,964
BB&T Corp. 5.85% 5/1/2018 (a)	226,633	5,733,815
BB&T Corp. 5.63% 5/1/2018	453,273	11,399,816
BB&T Corp. 5.20% 5/1/2018 (a)	177,367	4,404,023
BB&T Corp. 5.20% 6/1/2018 (a)	197,070	4,899,160
BB&T Corp. 5.63% 6/1/2021 (a)	183,281	4,717,653
Capital One Financial Corp. 6.00% 11/20/2017 (c)	344,882	8,708,270
Capital One Financial Corp. 6.25% 9/1/2019 (a) (c)	197,070	4,979,959
Capital One Financial Corp. 6.70% 12/1/2019 (a) (c)	197,070	5,019,373
Capital One Financial Corp. 6.00% 12/1/2021 (a) (c)	197,070	5,125,791
Capital One Financial Corp. 5.20% 12/1/2021 (a) (c)	236,492	5,905,205
Capital One Financial Corp. 6.20% 12/1/2020 (a) (c)	197,070	5,076,523
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 8.95% 10/30/2040 (b)	885,253	24,424,130
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (a) (b)	177,367	4,886,461
First Republic Bank 5.50% 6/30/2023 (a)	119,444	3,024,322
Security Description	Shares	Value
HSBC Holdings PLC 6.20% 11/22/2017 (a)	571,515	$ 14,973,693
Huntington Bancshares, Inc. 6.25% 4/15/2021 (a)	236,492	6,122,778
ING Groep NV 6.13% 1/15/2018 (a)	275,905	7,104,554
JPMorgan Chase & Co. 5.45% 3/1/2018	150,751	3,902,943
JPMorgan Chase & Co. 6.30% 9/1/2019 (a)	147,654	3,821,286
JPMorgan Chase & Co. 6.13% 3/1/2020 (a)	241,269	6,215,089
JPMorgan Chase & Co. 6.15% 9/1/2020 (a)	194,027	5,083,507
JPMorgan Chase & Co. 6.10% 9/1/2020 (a)	240,427	6,272,740
JPMorgan Chase & Co. 5.75% 12/1/2023	286,192	7,704,289
JPMorgan Chase & Co. 6.00% 3/1/2024	312,132	8,474,384
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (a) (b)	197,070	5,480,517
KeyCorp 5.65% 12/15/2023 (a)	167,515	4,263,257
KeyCorp 5.63% 9/15/2167 (a)	177,367	4,622,184
Northern Trust Corp. 5.85% 10/1/2019 (a)	157,657	3,977,686
PNC Financial Services Group, Inc. 5.38% 12/1/2017	189,188	4,765,646
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (a) (b)	591,218	15,915,589
State Street Corp. 5.25% 11/20/2017 (a) (d)	197,070	4,938,574
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (a) (b) (d)	295,610	7,804,104
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (b) (d)	197,070	5,212,501
State Street Corp. 6.00% 12/15/2019 (a) (d)	295,610	7,493,713
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 11/20/2017 (a) (b)	394,148	7,823,838
US Bancorp 5.15% 7/15/2018	197,070	4,897,189
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b)	433,563	11,619,488
US Bancorp 5.50% 10/15/2023	226,633	5,878,860
Wells Fargo & Co. 6.00% 9/15/2019 (a)	138,407	3,539,067
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (b)	144,578	4,095,895
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (b)	297,039	7,800,244

See accompanying notes to financial statements.
122

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Wells Fargo & Co. 5.25% 6/15/2018 (a)	108,093	$ 2,715,296
Wells Fargo & Co. 5.13% 12/15/2017 (a)	112,408	2,821,441
Wells Fargo & Co. 5.20% 11/20/2017 (a)	129,700	3,256,767
Wells Fargo & Co. 5.63% 6/15/2022 (a)	119,482	3,059,934
Wells Fargo & Co. 5.50% 9/15/2021 (a)	198,780	5,049,012
Wells Fargo & Co. 5.70% 3/15/2021 (a)	172,869	4,472,121
Wells Fargo & Co. 6.00% 12/15/2020	172,864	4,525,580
		350,829,219
DIVERSIFIED FINANCIAL SERVICES — 5.0%
Affiliated Managers Group, Inc. 5.88% 3/30/2059 (a)	118,156	3,031,883
Apollo Global Management LLC 6.38% 3/15/2022	109,421	2,802,272
Apollo Global Management LLC 6.38% 3/15/2023	119,435	3,088,589
Ares Management Corp. 7.00% 6/30/2021 (a)	122,188	3,233,094
Carlyle Group L.P. 5.88% 9/15/2022	157,657	3,810,570
Charles Schwab Corp. 6.00% 12/1/2020 (a)	236,492	6,162,982
Charles Schwab Corp. 5.95% 6/1/2021 (a)	295,610	7,789,323
KKR & Co., Inc. 6.75% 6/15/2021 (a)	135,983	3,622,587
Legg Mason, Inc. 6.38% 3/15/2056 (a)	99,445	2,673,082
Legg Mason, Inc. 5.45% 9/15/2056 (a)	197,070	4,952,369
		41,166,751
ELECTRIC — 14.6%
Alabama Power Co. 5.00% 10/1/2022 (a)	99,445	2,539,825
CMS Energy Corp. 5.88% 10/15/2078 (a)	111,474	2,970,782
CMS Energy Corp. 5.88% 3/1/2079 (a)	248,312	6,587,717
Dominion Energy, Inc. 5.25% 7/30/2076 (a)	315,320	8,135,256
DTE Energy Co. 5.38% 6/1/2076 (a)	118,243	3,069,588
DTE Energy Co. 6.00% 12/15/2076	111,492	3,027,008
DTE Energy Co. 5.25% 12/1/2077 (a)	157,657	4,045,479
Duke Energy Corp. 5.13% 1/15/2073 (a)	197,070	4,942,516
Duke Energy Corp. 5.63% 9/15/2078 (a)	197,070	5,265,710
Security Description	Shares	Value
Duke Energy Corp. 5.75% 9/16/2167	394,148	$ 10,413,390
Entergy Arkansas, Inc. 4.88% 9/1/2066 (a)	161,601	4,133,754
Entergy Louisiana LLC 4.88% 9/1/2066	107,408	2,760,386
Entergy Mississippi, Inc. 4.90% 10/1/2066	102,477	2,639,808
Georgia Power Co. 5.00% 10/1/2077 (a)	107,420	2,772,510
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064	98,539	2,630,006
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (a)	224,665	5,897,456
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072 (a)	197,070	4,922,809
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073 (a)	177,367	4,391,607
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079	270,980	7,080,707
NiSource Inc. 5 Year CMT + 3.63% 6.50% 3/15/2024 (b)	197,070	5,173,088
PPL Capital Funding, Inc. 5.90% 4/30/2073 (a)	177,367	4,487,385
Southern Co. 6.25% 10/15/2075 (a)	394,148	10,472,512
Southern Co. 5.25% 10/1/2076 (a)	315,320	8,198,320
Southern Co. 5.25% 12/1/2077 (a)	177,367	4,556,558
		121,114,177
GAS — 0.3%
Spire, Inc. 5.90% 8/15/2167	98,539	2,583,693
HAND & MACHINE TOOLS — 0.9%
Stanley Black & Decker, Inc. 5.75% 7/25/2052 (a)	295,610	7,502,582
INSURANCE — 19.0%
Aegon NV 6.38% 2/20/2018 (a)	394,148	10,137,486
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 6/15/2019 (a) (b)	96,770	2,151,197
Allstate Corp 5.63% 5/22/2019 (a)	113,317	2,839,724
Allstate Corp 6.25% 10/15/2019 (a)	96,961	2,460,870
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (a) (b)	197,070	5,052,875
Allstate Corp. 6.63% 4/15/2019 (a)	294,629	7,477,684
Allstate Corp. 5.63% 4/15/2023	226,633	5,815,403
American International Group, Inc. 5.85% 3/15/2024	197,070	5,173,087
Arch Capital Group, Ltd. 5.25% 9/29/2021 (a)	177,367	4,247,940
Arch Capital Group, Ltd. 5.45% 8/17/2022 (a)	130,070	3,223,135

See accompanying notes to financial statements.
123

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b)	109,455	$ 2,839,263
Aspen Insurance Holdings, Ltd. 5.63% 1/1/2027 (a)	96,910	2,478,958
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (b)	332,696	8,783,174
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (a)	216,782	5,369,690
Brighthouse Financial, Inc. 6.25% 9/15/2058 (a)	147,805	3,838,496
Brighthouse Financial, Inc. 6.60% 6/25/2168	167,792	4,466,623
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (a) (b)	236,492	6,593,397
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (a)	135,983	3,607,629
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 11/22/2017 (a) (b)	236,492	5,559,927
MetLife, Inc. 5.63% 6/15/2023	317,289	8,217,785
PartnerRe, Ltd. 7.25% 4/29/2021 (a)	115,819	3,061,096
Prudential Financial, Inc. 5.75% 12/15/2052 (a)	226,633	5,767,810
Prudential Financial, Inc. 5.70% 3/15/2053	279,844	7,091,247
Prudential Financial, Inc. 5.63% 8/15/2058 (a)	222,696	5,901,444
Prudential PLC 6.75% 5/22/2019 (a)	96,998	2,548,137
Prudential PLC 6.50% 6/23/2019 (a)	118,243	3,126,345
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (a) (b)	157,657	4,190,523
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (a) (b)	157,657	4,304,036
RenaissanceRe Holdings, Ltd. 5.38% 6/1/2018 (a)	109,406	2,715,457
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (a)	96,959	2,509,299
Torchmark Corp. 6.13% 6/15/2056 (a)	118,243	3,139,352
Unum Group 6.25% 6/15/2058	118,243	3,109,791
Voya Financial, Inc. 30 Year CMT + 3.21% 5.35% 9/15/2167 (b)	115,721	2,925,427
WR Berkley Corp. 5.75% 6/1/2056 (a)	115,442	2,976,095
WR Berkley Corp. 5.63% 4/30/2053 (a)	137,953	3,537,115
		157,237,517
INTERNET — 0.9%
eBay, Inc. 6.00% 2/1/2056 (a)	295,610	7,833,665
Security Description	Shares	Value
PIPELINES — 0.7%
Enbridge, Inc. 6.38% 4/15/2078 (a) (b)	236,492	$ 6,172,441
REAL ESTATE INVESTMENT TRUSTS — 7.8%
Digital Realty Trust, Inc. 6.35% 8/24/2020	98,539	2,572,853
Digital Realty Trust, Inc. 5.88% 5/22/2019 (a)	96,936	2,435,032
Kimco Realty Corp. 5.25% 12/20/2022 (a)	102,566	2,509,790
National Retail Properties, Inc. 5.70% 5/30/2018	114,416	2,855,823
National Retail Properties, Inc. 5.20% 10/11/2021	134,322	3,276,113
Office Properties Income Trust 5.88% 5/1/2046 (a)	122,188	3,066,919
Public Storage 5.63% 5/22/2019 (c)	113,317	2,858,988
Public Storage 5.15% 6/2/2022 (c)	111,413	2,783,097
Public Storage 4.90% 10/14/2021 (c)	137,953	3,381,228
Public Storage 4.95% 7/20/2021 (a) (c)	128,100	3,152,541
Public Storage 5.40% 1/20/2021 (c)	118,243	2,999,825
Public Storage 5.38% 11/20/2017 (c)	195,103	4,860,016
Public Storage 5.20% 1/16/2018 (c)	197,070	4,895,219
Public Storage 5.05% 8/9/2022 (c)	119,429	2,958,256
Public Storage 5.60% 3/11/2024 (c)	113,474	2,971,884
Senior Housing Properties Trust 5.63% 8/1/2042	137,953	3,004,616
Senior Housing Properties Trust 6.25% 2/1/2046	98,539	2,402,381
Vornado Realty Trust 5.40% 1/25/2018	119,410	2,984,056
Vornado Realty Trust 5.70% 5/22/2019 (a)	116,626	2,898,156
Vornado Realty Trust 5.25% 4/1/2166	125,932	3,087,853
Wells Fargo Real Estate Investment Corp. 6.38% 12/11/2019 (a)	109,435	2,813,574
		64,768,220
SOVEREIGN — 0.3%
Tennessee Valley Authority 3.55% 6/1/2028 (b)	107,761	2,717,732
TELECOMMUNICATIONS — 6.5%
AT&T, Inc. 5.35% 11/1/2066 (a)	521,261	13,766,503
AT&T, Inc. 5.63% 8/1/2067 (a)	325,172	8,688,596
Qwest Corp. 6.50% 9/1/2056 (a)	385,277	9,073,273
Qwest Corp. 6.88% 10/1/2054 (a)	197,070	5,025,285
Qwest Corp. 6.13% 6/1/2053 (a)	305,461	6,912,583
Qwest Corp. 6.63% 9/15/2055 (a)	161,601	4,070,729

See accompanying notes to financial statements.
124

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Qwest Corp. 6.75% 6/15/2057 (a)	259,444	$ 6,405,672
		53,942,641
TOTAL PREFERRED STOCKS (Cost $823,006,191)		823,503,318
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	9,525,268	9,525,268
State Street Navigator Securities Lending Portfolio III (d) (g)	22,700,391	22,700,391
TOTAL SHORT-TERM INVESTMENTS (Cost $32,225,659)		32,225,659
TOTAL INVESTMENTS — 103.1% (Cost $855,231,850)		855,728,977
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(25,916,251)
NET ASSETS — 100.0%		$ 829,812,726

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	Investment of cash collateral for securities loaned.
CMT	= Constant Maturity Treasury
LIBOR	= London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$823,503,318	$—	$—	$823,503,318
Short-Term Investments	32,225,659	—	—	32,225,659
TOTAL INVESTMENTS	$855,728,977	$—	$—	$855,728,977
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
Capital One Financial Corp.	1,135,137	$ 29,160,381	$ 17,794,137	$ 11,608,437	$(182,940)	$(348,020)	1,369,654	$ 34,815,121	$1,894,684
Public Storage	932,826	23,301,361	22,196,004	14,232,099	(465,431)	61,219	1,234,102	30,861,054	1,492,180
State Street Corp.	820,493	21,484,383	13,430,962	8,961,816	(213,322)	(291,315)	985,360	25,448,892	1,308,389
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,000,594	1,000,594	140,876,642	132,351,968	—	—	9,525,268	9,525,268	63,547
State Street Navigator Securities Lending Government Money Market Portfolio	33,083,645	33,083,645	248,968,717	282,052,362	—	—	—	—	1,372,149
State Street Navigator Securities Lending Portfolio III	—	—	74,878,050	52,177,659	—	—	22,700,391	22,700,391	417,850
Total		$108,030,364	$518,144,512	$501,384,341	$(861,693)	$(578,116)		$123,350,726	$6,548,799
See accompanying notes to financial statements.
125

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$73,948,686	$90,996,301	$347,528,914
Investments in affiliated issuers, at value	1,816,917	2,010,034	800,116
Total Investments	75,765,603	93,006,335	348,329,030
Foreign currency, at value	—	173,325	—
Cash	—	8,502	269
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	18,453	217,899	325,878
Dividends receivable — affiliated issuers	82	833	3,452
Securities lending income receivable — unaffiliated issuers	1,587	654	516
Securities lending income receivable — affiliated issuers	624	6,008	12
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	88,632	—
TOTAL ASSETS	75,786,349	93,502,188	348,659,157
LIABILITIES
Payable upon return of securities loaned	1,780,988	1,907,960	7,963
Payable for investments purchased	—	—	378,987
Payable for fund shares repurchased	—	—	4,349
Deferred foreign taxes payable	—	7,152	—
Advisory fee payable	27,119	37,243	39,998
Trustees’ fees and expenses payable	29	173	150
Accrued expenses and other liabilities	—	61	—
TOTAL LIABILITIES	1,808,136	1,952,589	431,447
NET ASSETS	$73,978,213	$91,549,599	$348,227,710
NET ASSETS CONSIST OF:
Paid-in Capital	$76,367,348	$88,280,483	$331,691,254
Total distributable earnings (loss)**	(2,389,135)	3,269,116	16,536,456
NET ASSETS	$73,978,213	$91,549,599	$348,227,710
NET ASSET VALUE PER SHARE
Net asset value per share	$ 105.68	$ 85.13	$ 86.19
Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	1,075,464	4,040,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$67,754,060	$79,361,661	$327,016,335
Investments in affiliated issuers	1,816,917	2,010,034	845,802
Total cost of investments	$69,570,977	$81,371,695	$327,862,137
Foreign currency, at cost	$ —	$ 173,956	$ —
* Includes investments in securities on loan, at value	$16,175,035	$ 2,333,843	$ 4,946,415
** Includes deferred foreign taxes	$ —	$ 7,152	$ —
See accompanying notes to financial statements.
126

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$428,139,321	$364,158,266	$ 37,977,401	$609,736,684	$ 90,248,485	$1,063,312,484
1,706,772	874,366	840,026	882,431	1,441,571	2,110,898
429,846,093	365,032,632	38,817,427	610,619,115	91,690,056	1,065,423,382
—	—	—	—	—	—
—	586	7	12,557	12	222,308
—	—	—	—	116	—
466,136	292,850	16,362	126,688	50,426	975,313
1,354	3,505	6,841	1,290	349	2,969
—	351	160	5,049	1,299	—
2,206	5	—	32,030	50	—
—	14,529	—	—	—	—
31,219	—	—	—	—	—
430,347,008	365,344,458	38,840,797	610,796,729	91,742,308	1,066,623,972

1,545,635	—	—	693,265	1,155,133	—
—	—	—	—	—	—
—	—	—	—	—	1,316
—	—	—	—	—	—
119,973	72,647	11,027	172,402	25,891	278,565
1,678	472	287	502	182	1,503
—	645	—	12,555	—	—
1,667,286	73,764	11,314	878,724	1,181,206	281,384
$428,679,722	$365,270,694	$ 38,829,483	$609,918,005	$ 90,561,102	$1,066,342,588

$391,498,468	$310,504,446	$ 86,532,275	$667,497,746	$136,730,875	$1,081,696,025
37,181,254	54,766,248	(47,702,792)	(57,579,741)	(46,169,773)	(15,353,437)
$428,679,722	$365,270,694	$ 38,829,483	$609,918,005	$ 90,561,102	$1,066,342,588

$ 72.66	$ 71.48	$ 55.47	$ 81.87	$ 66.59	$ 34.01
5,900,012	5,110,000	700,000	7,450,000	1,360,000	31,350,000

$359,000,167	$307,116,531	$ 41,378,703	$612,144,175	$100,029,085	$1,027,507,381
1,706,772	993,265	1,304,960	882,431	1,441,571	2,110,898
$360,706,939	$308,109,796	$ 42,683,663	$613,026,606	$101,470,656	$1,029,618,279
$ —	$ —	$ —	$ —	$ —	$ —
$ 1,518,187	$ 3,333,687	$ 1,402,065	$ 38,202,593	$ 12,155,092	$ —
$ —	$ —	$ —	$ —	$ —	$ —
127

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2019

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$34,651,836	$ 534,542,196	$ 186,426,260
Investments in affiliated issuers, at value	2,109,668	16,872,735	17,307,572
Total Investments	36,761,504	551,414,931	203,733,832
Cash	—	—	3,993,477
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	—	391,153	151,774
Dividends receivable — affiliated issuers	129	2,048	328
Securities lending income receivable — unaffiliated issuers	969	10,656	2,478
Securities lending income receivable — affiliated issuers	9,893	9,191	5,452
Other Receivable	—	—	957
TOTAL ASSETS	36,772,495	551,827,979	207,888,298
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	1,990,374	16,696,772	17,160,423
Payable for investments purchased	—	—	3,978,134
Payable for fund shares repurchased	—	21,062	—
Advisory fee payable	10,488	129,562	50,843
Trustees’ fees and expenses payable	18	1,673	682
TOTAL LIABILITIES	2,000,880	16,849,069	21,190,082
NET ASSETS	$34,771,615	$ 534,978,910	$ 186,698,216
NET ASSETS CONSIST OF:
Paid-in Capital	$42,681,804	$ 1,792,767,314	$ 686,863,231
Total distributable earnings (loss)	(7,910,189)	(1,257,788,404)	(500,165,015)
NET ASSETS	$34,771,615	$ 534,978,910	$ 186,698,216
NET ASSET VALUE PER SHARE
Net asset value per share	$ 89.16	$ 28.38	$ 9.62
Shares outstanding (unlimited amount authorized, $0.01 par value)	390,000	18,850,230	19,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$39,913,807	$ 698,694,232	$ 287,556,066
Investments in affiliated issuers	2,109,668	16,872,735	17,307,572
Total cost of investments	$42,023,475	$ 715,566,967	$ 304,863,638
* Includes investments in securities on loan, at value	$ 8,439,281	$ 96,526,832	$ 36,408,000
See accompanying notes to financial statements.
128

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$ 212,456,131	$ 262,061,138	$290,804,889	$249,112,642	$3,010,524	$ 57,483,842
3,994,527	12,212,513	6,728,228	1,722,178	41,863	1,534,235
216,450,658	274,273,651	297,533,117	250,834,820	3,052,387	59,018,077
—	12,892	—	155	—	42
—	—	—	—	—	96,459
—	3,320	—	157	—	—
70,824	345,883	154,799	41,984	5,371	8,258
992	1,133	1,363	337	7	420
2,773	2,348	2,798	5,436	58	228
12,485	62,184	11,079	943	7	14,363
6,780	—	16,468	—	—	—
216,544,512	274,701,411	297,719,624	250,883,832	3,057,830	59,137,847

6,737	—	16,468	—	—	—
3,760,406	11,554,461	6,434,582	1,553,958	35,100	1,471,588
—	—	—	—	—	101,752
—	—	—	—	—	—
60,259	108,199	82,254	68,976	1,031	19,376
691	883	588	114	7	192
3,828,093	11,663,543	6,533,892	1,623,048	36,138	1,592,908
$ 212,716,419	$ 263,037,868	$291,185,732	$249,260,784	$3,021,692	$ 57,544,939

$ 532,221,220	$ 714,189,184	$342,592,214	$245,203,676	$3,519,154	$ 91,248,845
(319,504,801)	(451,151,316)	(51,406,482)	4,057,108	(497,462)	(33,703,906)
$ 212,716,419	$ 263,037,868	$291,185,732	$249,260,784	$3,021,692	$ 57,544,939

$ 39.76	$ 42.42	$ 84.40	$ 96.24	$ 75.54	$ 67.70
5,350,270	6,200,226	3,450,000	2,590,000	40,000	850,000

$ 265,944,920	$ 311,140,302	$292,261,144	$241,932,466	$3,190,150	$ 66,065,951
3,994,527	12,212,513	6,728,228	1,722,178	41,863	1,534,235
$ 269,939,447	$ 323,352,815	$298,989,372	$243,654,644	$3,232,013	$ 67,600,186
$ 35,860,336	$ 34,417,577	$ 44,963,490	$ 34,101,748	$ 572,213	$ 4,250,451
129

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2019

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
ASSETS
Investments in unaffiliated issuers, at value*	$147,987,708	$282,373,086	$732,378,251
Investments in affiliated issuers, at value	2,477,297	1,872,799	123,350,726
Total Investments	150,465,005	284,245,885	855,728,977
Cash	—	3,071	—
Receivable for investments sold	—	—	13,892,852
Receivable for fund shares sold	—	—	19,442
Dividends receivable — unaffiliated issuers	56,851	378,070	2,446,360
Dividends receivable — affiliated issuers	793	1,331	10,173
Securities lending income receivable — unaffiliated issuers	951	264	795
Securities lending income receivable — affiliated issuers	5,014	175	100,206
Other Receivable	—	—	757
TOTAL ASSETS	150,528,614	284,628,796	872,199,562
LIABILITIES
Due to custodian	—	—	41,701
Payable upon return of securities loaned	2,332,056	699,732	22,700,391
Payable for investments purchased	—	—	19,346,171
Advisory fee payable	41,547	45,817	297,589
Trustees’ fees and expenses payable	423	624	984
Accrued expenses and other liabilities	—	289	—
TOTAL LIABILITIES	2,374,026	746,462	42,386,836
NET ASSETS	$148,154,588	$283,882,334	$829,812,726
NET ASSETS CONSIST OF:
Paid-in Capital	$201,630,210	$255,581,845	$867,316,719
Total distributable earnings (loss)	(53,475,622)	28,300,489	(37,503,993)
NET ASSETS	$148,154,588	$283,882,334	$829,812,726
NET ASSET VALUE PER SHARE
Net asset value per share	$ 61.22	$ 73.74	$ 43.11
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,420,000	3,850,000	19,250,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$159,967,982	$252,348,311	$731,199,460
Investments in affiliated issuers	2,477,297	1,872,799	124,032,390
Total cost of investments	$162,445,279	$254,221,110	$855,231,850
* Includes investments in securities on loan, at value	$ 12,916,066	$ 3,932,540	$ 22,227,247
See accompanying notes to financial statements.
130

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131

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 289,182	$ 2,991,045	$ 3,749,011
Dividend income — affiliated issuers	1,744	3,902	8,197
Unaffiliated securities lending income	19,887	4,882	3,196
Affiliated securities lending income	44,768	15,032	7,169
Foreign taxes withheld	—	(173,270)	(131)
TOTAL INVESTMENT INCOME (LOSS)	355,581	2,841,591	3,767,442
EXPENSES
Advisory fee	302,469	458,638	257,321
Trustees’ fees and expenses	912	1,675	2,212
Miscellaneous expenses	—	42	—
TOTAL EXPENSES	303,381	460,355	259,533
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	303,381	460,355	259,533
NET INVESTMENT INCOME (LOSS)	$ 52,200	$ 2,381,236	$ 3,507,909
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,663,090)	(228,214)	(3,199,012)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	6,981,115	6,293,006	9,240,912
In-kind redemptions — affiliated issuers	—	—	650
Foreign currency transactions	—	4,415	(2)
Net realized gain (loss)	(1,681,975)	6,069,207	6,042,548
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,486,509	(3,098,557)	16,633,673
Investments — affiliated issuers	—	—	(48,158)
Foreign currency translations	—	2,387	(9)
Net change in unrealized appreciation/depreciation	4,486,509	(3,096,170)	16,585,506
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,804,534	2,973,037	22,628,054
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,856,734	$ 5,354,273	$26,135,963
* Includes foreign deferred taxes	$ —	$ (7,152)	$ —
See accompanying notes to financial statements.
132

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

6,641,327	$ 6,006,519	$ 1,460,678	$ 1,721,813	$ 717,391	$ 16,058,334
40,923	18,734	36,189	17,565	4,686	41,000
9,622	4,573	4,800	274,128	15,934	—
7,129	5,186	7	977,664	2,266	—
(92,186)	—	—	—	—	—
6,606,815	6,035,012	1,501,674	2,991,170	740,277	16,099,334

2,236,767	778,994	249,481	2,158,841	380,500	2,652,324
14,254	5,351	1,893	9,645	1,970	13,881
—	—	—	—	—	—
2,251,021	784,345	251,374	2,168,486	382,470	2,666,205
—	(155,799)	—	—	—	—
2,251,021	628,546	251,374	2,168,486	382,470	2,666,205
$ 4,355,794	$ 5,406,466	$ 1,250,300	$ 822,684	$ 357,807	$ 13,433,129

(32,492,119)	(1,609,324)	(1,034,002)	(55,064,033)	(14,998,732)	(8,637,448)
—	(25,591)	(3,756)	—	—	—
192,654,849	13,277,894	11,339,588	101,497,282	20,473,309	51,173,168
—	7,259	(66,419)	—	—	—
—	—	—	—	—	—
160,162,730	11,650,238	10,235,411	46,433,249	5,474,577	42,535,720

(243,313,146)	18,334,704	(18,303,053)	(54,241,461)	(13,788,449)	53,788,874
—	(174,567)	(695,765)	—	—	—
—	—	—	—	—	—
(243,313,146)	18,160,137	(18,998,818)	(54,241,461)	(13,788,449)	53,788,874
(83,150,416)	29,810,375	(8,763,407)	(7,808,212)	(8,313,872)	96,324,594
$ (78,794,622)	$35,216,841	$ (7,513,107)	$ (6,985,528)	$ (7,956,065)	$109,757,723
$ —	$ —	$ —	$ —	$ —	$ —
133

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2019

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 177,782	$ 12,828,741	$ 2,855,363
Dividend income — affiliated issuers	1,640	20,069	8,630
Unaffiliated securities lending income	23,866	132,351	48,523
Affiliated securities lending income	173,240	122,691	119,308
Foreign taxes withheld	—	—	(33,707)
TOTAL INVESTMENT INCOME (LOSS)	376,528	13,103,852	2,998,117
EXPENSES
Advisory fee	172,675	2,035,622	966,797
Trustees’ fees and expenses	714	13,286	5,994
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	173,389	2,048,908	972,791
NET INVESTMENT INCOME (LOSS)	$ 203,139	$ 11,054,944	$ 2,025,326
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,068,263)	(59,921,487)	(91,155,628)
In-kind redemptions — unaffiliated issuers	5,469,871	(38,334,271)	(3,003,855)
Net realized gain (loss)	3,401,608	(98,255,758)	(94,159,483)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(4,666,528)	(59,974,372)	(75,699,703)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,264,920)	(158,230,130)	(169,859,186)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,061,781)	$(147,175,186)	$(167,833,860)
See accompanying notes to financial statements.
134

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

2,378,290	$ 7,736,224	$ 2,861,126	$ 846,312	$ 53,777	$ 1,533,510
10,022	16,011	12,676	4,206	159	5,498
46,093	87,931	49,381	36,921	1,063	47,301
222,801	901,385	711,939	7,475	1,296	219,141
—	—	—	—	—	—
2,657,206	8,741,551	3,635,122	894,914	56,295	1,805,450

1,009,606	1,678,953	1,030,718	558,344	17,989	429,755
5,841	9,031	5,399	2,116	86	2,438
553	—	—	—	—	—
1,016,000	1,687,984	1,036,117	560,460	18,075	432,193
$ 1,641,206	$ 7,053,567	$ 2,599,005	$ 334,454	$ 38,220	$ 1,373,257

(49,301,803)	(60,076,282)	(14,698,898)	(3,531,108)	(306,147)	(19,180,397)
38,848,648	(49,809,619)	37,910,834	35,120,726	796,778	19,640,907
(10,453,155)	(109,885,901)	23,211,936	31,589,618	490,631	460,510

(15,868,275)	8,487,945	5,350,003	(8,990,085)	105,057	(5,804,451)
(26,321,430)	(101,397,956)	28,561,939	22,599,533	595,688	(5,343,941)
$(24,680,224)	$ (94,344,389)	$ 31,160,944	$22,933,987	$ 633,908	$ (3,970,684)
135

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2019

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 2,597,393	$ 7,048,380	$ 34,989,181
Dividend income — affiliated issuers	6,525	10,897	4,758,800
Unaffiliated securities lending income	9,244	10,659	6,205
Affiliated securities lending income	5,025	1,588	1,789,999
Foreign taxes withheld	—	—	(2,161)
TOTAL INVESTMENT INCOME (LOSS)	2,618,187	7,071,524	41,542,024
EXPENSES
Advisory fee	637,207	626,050	3,027,064
Trustees’ fees and expenses	3,730	5,931	11,132
TOTAL EXPENSES	640,937	631,981	3,038,196
NET INVESTMENT INCOME (LOSS)	$ 1,977,250	$ 6,439,543	$ 38,503,828
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,025,722)	15,032,259	(9,547,840)
Investments — affiliated issuers	—	—	(834,176)
In-kind redemptions — unaffiliated issuers	17,817,746	19,658,768	(150,433)
In-kind redemptions — affiliated issuers	—	—	(27,517)
Net realized gain (loss)	9,792,024	34,691,027	(10,559,966)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(18,964,162)	(18,638,512)	9,289,342
Investments — affiliated issuers	—	—	(578,116)
Net change in unrealized appreciation/depreciation	(18,964,162)	(18,638,512)	8,711,226
NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,172,138)	16,052,515	(1,848,740)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (7,194,888)	$ 22,492,058	$ 36,655,088
See accompanying notes to financial statements.
136

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137

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 52,200	$ 26,450	$ 2,381,236	$ 1,970,756
Net realized gain (loss)	(1,681,975)	894,014	6,069,207	1,979,428
Net change in unrealized appreciation/depreciation	4,486,509	951,136	(3,096,170)	4,774,969
Net increase (decrease) in net assets resulting from operations	2,856,734	1,871,600	5,354,273	8,725,153
Net equalization credits and charges	(76,967)	(95,904)	(26,916)	1,804
Distributions to shareholders (Note 10)	(928,241)	(135,674)	(2,331,114)	(1,990,549)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	78,126,624	29,395,416	12,794,235	—
Cost of shares redeemed	(44,190,909)	—	(14,999,406)	(4,208,904)
Net income equalization	76,967	95,904	26,916	(1,804)
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	34,012,682	29,491,320	(2,178,255)	(4,210,708)
Contribution from Affiliate (Note 3)	—	—	21,290	—
Net increase (decrease) in net assets during the period	35,864,208	31,131,342	839,278	2,525,700
Net assets at beginning of period	38,114,005	6,982,663	90,710,321	88,184,621
NET ASSETS AT END OF PERIOD	$ 73,978,213	$38,114,005	$ 91,549,599	$90,710,321
SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	300,000	150,000	—
Shares redeemed	(500,000)	—	(175,000)	(50,000)
Net increase (decrease) from share transactions	300,000	300,000	(25,000)	(50,000)
See accompanying notes to financial statements.
138

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18

$ 3,507,909	$ 1,509,434	$ 4,355,794	$ 5,582,223	$ 5,406,466	$ 3,793,364
6,042,548	4,642,200	160,162,730	118,716,116	11,650,238	1,309,002
16,585,506	1,947,679	(243,313,146)	90,729,384	18,160,137	18,763,319
26,135,963	8,099,313	(78,794,622)	215,027,723	35,216,841	23,865,685
1,088,783	63,959	(575,672)	20,501	115,694	140,132
(4,267,560)	(1,513,025)	(101,484,175)	(10,505,243)	(5,768,140)	(3,966,934)

284,125,031	67,875,743	203,355,952	93,097,859	90,803,013	115,796,527
(50,945,737)	(23,121,148)	(569,292,828)	(34,372,517)	(36,866,106)	(6,410,532)
(1,088,783)	(63,959)	575,672	(20,501)	(115,694)	(140,132)
—	—	10,545	—	—	—
232,090,511	44,690,636	(365,350,659)	58,704,841	53,821,213	109,245,863
—	—	—	—	—	—
255,047,697	51,340,883	(546,205,128)	263,247,822	83,385,608	129,284,746
93,180,013	41,839,130	974,884,850	711,637,028	281,885,086	152,600,340
$348,227,710	$ 93,180,013	$ 428,679,722	$974,884,850	$365,270,694	$281,885,086

3,460,000	900,000	2,650,000	1,050,000	1,350,000	1,800,000
(620,000)	(300,000)	(7,200,000)	(375,000)	(540,000)	(100,000)
2,840,000	600,000	(4,550,000)	675,000	810,000	1,700,000
139

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,250,300	$ 2,931,957	$ 822,684	$ 65,338
Net realized gain (loss)	10,235,411	15,609,986	46,433,249	27,310,821
Net change in unrealized appreciation/depreciation	(18,998,818)	3,588,497	(54,241,461)	32,750,399
Net increase (decrease) in net assets resulting from operations	(7,513,107)	22,130,440	(6,985,528)	60,126,558
Net equalization credits and charges	(279,473)	(42,450)	10,700	(51,531)
Distributions to shareholders (Note 10)	(1,350,764)	(2,920,183)	(854,556)	(1,404,666)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,832,585	59,341,470	631,643,403	327,291,477
Cost of shares redeemed	(94,248,268)	(45,558,428)	(479,379,205)	(61,446,447)
Net income equalization	279,473	42,450	(10,700)	51,531
Net increase (decrease) in net assets from beneficial interest transactions	(88,136,210)	13,825,492	152,253,498	265,896,561
Net increase (decrease) in net assets during the period	(97,279,554)	32,993,299	144,424,114	324,566,922
Net assets at beginning of period	136,109,037	103,115,738	465,493,891	140,926,969
NET ASSETS AT END OF PERIOD	$ 38,829,483	$136,109,037	$ 609,918,005	$465,493,891
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	1,050,000	7,750,000	4,450,000
Shares redeemed	(1,750,000)	(800,000)	(6,250,000)	(800,000)
Net increase (decrease) from share transactions	(1,650,000)	250,000	1,500,000	3,650,000
See accompanying notes to financial statements.
140

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18

$ 357,807	$ 237,342	$ 13,433,129	$ 14,414,993	$ 203,139	$ (4,600)
5,474,577	6,130,663	42,535,720	102,501,922	3,401,608	2,267,285
(13,788,449)	(718,477)	53,788,874	(94,785,604)	(4,666,528)	(1,184,996)
(7,956,065)	5,649,528	109,757,723	22,131,311	(1,061,781)	1,077,689
6,124	(4,498)	599,385	517,493	(15,478)	(19,082)
(349,354)	(230,566)	(14,170,201)	(15,215,339)	(888,555)	(334,333)

89,684,194	19,583,451	769,943,829	596,860,956	49,529,295	35,554,671
(87,828,208)	(43,905,149)	(507,289,092)	(781,212,414)	(47,858,227)	(4,616,994)
(6,124)	4,498	(599,385)	(517,493)	15,478	19,082
1,849,862	(24,317,200)	262,055,352	(184,868,951)	1,686,546	30,956,759
(6,449,433)	(18,902,736)	358,242,259	(177,435,486)	(279,268)	31,681,033
97,010,535	115,913,271	708,100,329	885,535,815	35,050,883	3,369,850
$ 90,561,102	$ 97,010,535	$1,066,342,588	$ 708,100,329	$ 34,771,615	$35,050,883

1,290,000	300,000	23,800,000	19,350,000	540,000	400,000
(1,330,000)	(700,000)	(16,200,000)	(25,750,000)	(550,000)	(50,000)
(40,000)	(400,000)	7,600,000	(6,400,000)	(10,000)	350,000
141

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,054,944	$ 18,043,443	$ 2,025,326	$ 5,478,747
Net realized gain (loss)	(98,255,758)	118,897,224	(94,159,483)	(55,963,364)
Net change in unrealized appreciation/depreciation	(59,974,372)	(15,652,272)	(75,699,703)	72,896,261
Net increase (decrease) in net assets resulting from operations	(147,175,186)	121,288,395	(167,833,860)	22,411,644
Net equalization credits and charges	755,022	1,813,205	(30,952)	370,996
Distributions to shareholders (Note 10)	(11,743,879)	(19,832,684)	(1,966,106)	(5,866,802)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,572,087,539	2,967,065,636	277,149,812	323,221,511
Cost of shares redeemed	(1,730,695,271)	(2,908,099,782)	(323,574,687)	(194,844,572)
Net income equalization	(755,022)	(1,813,205)	30,952	(370,996)
Net increase (decrease) in net assets from beneficial interest transactions	(159,362,754)	57,152,649	(46,393,923)	128,005,943
Contribution from Affiliate (Note 3)	—	—	—	1,229
Net increase (decrease) in net assets during the period	(317,526,797)	160,421,565	(216,224,841)	144,923,010
Net assets at beginning of period	852,505,707	692,084,142	402,923,057	258,000,047
NET ASSETS AT END OF PERIOD	$ 534,978,910	$ 852,505,707	$ 186,698,216	$ 402,923,057
SHARES OF BENEFICIAL INTEREST:
Shares sold	51,600,000	85,600,000	21,850,000	19,450,000
Shares redeemed	(56,750,000)	(84,700,000)	(26,200,000)	(12,350,000)
Net increase (decrease) from share transactions	(5,150,000)	900,000	(4,350,000)	7,100,000
See accompanying notes to financial statements.
142

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18

$ 1,641,206	$ 2,348,139	$ 7,053,567	$ 7,051,882	$ 2,599,005	$ 2,624,462
(10,453,155)	(13,939,002)	(109,885,901)	25,339,391	23,211,936	64,254,882
(15,868,275)	9,451,845	8,487,945	49,189,078	5,350,003	(15,944,648)
(24,680,224)	(2,139,018)	(94,344,389)	81,580,351	31,160,944	50,934,696
30,720	(18,473)	(40,809)	(532,503)	(115,201)	(38,654)
(1,938,034)	(2,377,334)	(7,159,538)	(6,633,201)	(2,713,146)	(2,408,776)

187,283,499	125,616,710	9,102,710,896	8,441,075,726	331,262,324	335,119,927
(283,258,786)	(239,900,577)	(9,107,297,001)	(8,590,702,255)	(386,690,838)	(377,077,133)
(30,720)	18,473	40,809	532,503	115,201	38,654
(96,006,007)	(114,265,394)	(4,545,296)	(149,094,026)	(55,313,313)	(41,918,552)
—	—	—	—	—	—
(122,593,545)	(118,800,219)	(106,090,032)	(74,679,379)	(26,980,716)	6,568,714
335,309,964	454,110,183	369,127,900	443,807,279	318,166,448	311,597,734
$ 212,716,419	$ 335,309,964	$ 263,037,868	$ 369,127,900	$ 291,185,732	$ 318,166,448

4,350,000	2,950,000	197,000,000	192,200,000	4,400,000	4,700,000
(6,800,000)	(5,700,000)	(198,400,000)	(195,500,000)	(5,350,000)	(5,350,000)
(2,450,000)	(2,750,000)	(1,400,000)	(3,300,000)	(950,000)	(650,000)
143

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Technology Hardware ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 334,454	$ 120,032	$ 38,220	$ 28,555
Net realized gain (loss)	31,589,618	10,848,957	490,631	1,417,570
Net change in unrealized appreciation/depreciation	(8,990,085)	4,085,117	105,057	(1,023,774)
Net increase (decrease) in net assets resulting from operations	22,933,987	15,054,106	633,908	422,351
Net equalization credits and charges	(41,664)	1,027	1,030	(339)
Distributions to shareholders (Note 10)	(396,979)	(259,485)	(95,555)	(309,664)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	247,616,693	35,678,970	4,053,613	3,911,608
Cost of shares redeemed	(109,872,274)	(20,943,964)	(5,291,772)	(3,904,074)
Net income equalization	41,664	(1,027)	(1,030)	339
Net increase (decrease) in net assets from beneficial interest transactions	137,786,083	14,733,979	(1,239,189)	7,873
Net increase (decrease) in net assets during the period	160,281,427	29,529,627	(699,806)	120,221
Net assets at beginning of period	88,979,357	59,449,730	3,721,498	3,601,277
NET ASSETS AT END OF PERIOD	$ 249,260,784	$ 88,979,357	$ 3,021,692	$ 3,721,498
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,730,000	450,000	60,000	50,000
Shares redeemed	(1,240,000)	(300,000)	(70,000)	(50,000)
Net increase (decrease) from share transactions	1,490,000	150,000	(10,000)	—
See accompanying notes to financial statements.
144

SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF
Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18

$ 1,373,257	$ 1,982,823	$ 1,977,250	$ 1,661,688	$ 6,439,543	$ 6,522,890
460,510	8,106,012	9,792,024	8,893,946	34,691,027	24,345,261
(5,804,451)	(4,611,541)	(18,964,162)	14,440,109	(18,638,512)	15,997,296
(3,970,684)	5,477,294	(7,194,888)	24,995,743	22,492,058	46,865,447
(153,927)	152,801	(41,525)	(4,479)	112,813	58,486
(1,243,213)	(2,184,165)	(1,947,157)	(1,646,594)	(23,505,805)	(19,274,905)

100,076,082	162,086,695	48,855,475	112,406,042	102,457,293	42,460,143
(199,777,651)	(80,436,433)	(124,987,972)	(85,144,123)	(149,699,224)	(59,390,659)
153,927	(152,801)	41,525	4,479	(112,813)	(58,486)
(99,547,642)	81,497,461	(76,090,972)	27,266,398	(47,354,744)	(16,989,002)
(104,915,466)	84,943,391	(85,274,542)	50,611,068	(48,255,678)	10,660,026
162,460,405	77,517,014	233,429,130	182,818,062	332,138,012	321,477,986
$ 57,544,939	$162,460,405	$ 148,154,588	$233,429,130	$ 283,882,334	$332,138,012

1,400,000	2,300,000	750,000	1,750,000	1,450,000	600,000
(2,800,000)	(1,150,000)	(2,030,000)	(1,350,000)	(2,200,000)	(800,000)
(1,400,000)	1,150,000	(1,280,000)	400,000	(750,000)	(200,000)
145

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Wells Fargo® Preferred Stock ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 38,503,828	$ 30,694,451
Net realized gain (loss)	(10,559,966)	(7,626,541)
Net change in unrealized appreciation/depreciation	8,711,226	(17,128,609)
Net increase (decrease) in net assets resulting from operations	36,655,088	5,939,301
Net equalization credits and charges	(184,618)	513,792
Distributions to shareholders (Note 10)	(40,198,624)	(28,683,066)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	362,219,105	164,663,887
Cost of shares redeemed	(117,654,854)	(90,832,502)
Net income equalization	184,618	(513,792)
Net increase (decrease) in net assets from beneficial interest transactions	244,748,869	73,317,593
Contribution from Affiliate (Note 3)	757	—
Net increase (decrease) in net assets during the period	241,021,472	51,087,620
Net assets at beginning of period	588,791,254	537,703,634
NET ASSETS AT END OF PERIOD	$ 829,812,726	$588,791,254
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,500,000	3,750,000
Shares redeemed	(2,850,000)	(2,100,000)
Net increase (decrease) from share transactions	5,650,000	1,650,000
See accompanying notes to financial statements.
146

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 1/14/16* - 6/30/16
Net asset value, beginning of period	$ 95.29	$ 69.83	$54.83	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.20	(0.04)	(0.03)
Net realized and unrealized gain (loss) (b)	11.66	27.36	15.99	4.86
Total from investment operations	11.74	27.56	15.95	4.83
Net equalization credits and charges (a)	(0.11)	(0.74)	0.15	—
Distributions to shareholders from:
Net investment income	(0.10)	(0.26)	(0.29)	—
Net realized gains	(1.14)	(1.10)	(0.81)	—
Total distributions	(1.24)	(1.36)	(1.10)	—
Net asset value, end of period	$105.68	$ 95.29	$69.83	$54.83
Total return (c)	12.58%	38.83%	29.69%	9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$73,978	$38,114	$6,983	$5,483
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%(d)
Net investment income (loss)	0.08%	0.24%	(0.06)%	(0.12)%(d)
Portfolio turnover rate (e)	43%	34%	78%	11%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
147

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 82.43	$ 76.65	$ 64.07	$ 69.67	$ 72.15
Income (loss) from investment operations:
Net investment income (loss) (a)	2.15	1.75	1.54	1.55	1.65
Net realized and unrealized gain (loss) (b)	2.67	5.81	12.69	(5.53)	(2.55)
Total from investment operations	4.82	7.56	14.23	(3.98)	(0.90)
Net equalization credits and charges (a)	(0.02)	0.00(c)	(0.03)	(0.03)	(0.01)
Contribution from Affiliate	0.02	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.12)	(1.78)	(1.62)	(1.59)	(1.57)
Net asset value, end of period	$ 85.13	$ 82.43	$ 76.65	$ 64.07	$ 69.67
Total return (d)	5.94%(e)	9.86%	22.34%	(5.68)%	(1.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,550	$90,710	$88,185	$86,521	$108,027
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.60%	2.11%	2.18%	2.39%	2.33%
Portfolio turnover rate (f)	11%	10%	10%	15%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 4/15/15* - 6/30/15
Net asset value, beginning of period	$ 77.65	$ 69.73	$ 61.57	$58.58	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.67	1.44	1.38	1.27	0.26
Net realized and unrealized gain (loss) (b)	7.99	7.82	7.93	3.00	(1.44)
Total from investment operations	9.66	9.26	9.31	4.27	(1.18)
Net equalization credits and charges (a)	0.52	0.06	0.22	0.01	—
Distributions to shareholders from:
Net investment income	(1.64)	(1.36)	(1.37)	(1.28)	(0.24)
Net realized gains	—	(0.04)	—	(0.01)	—
Total distributions	(1.64)	(1.40)	(1.37)	(1.29)	(0.24)
Net asset value, end of period	$ 86.19	$ 77.65	$ 69.73	$61.57	$58.58
Total return (c)	13.35%	13.41%	15.61%	7.45%	(1.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$348,228	$93,180	$41,839	$6,157	$5,858
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%(d)
Net investment income (loss)	2.04%	1.90%	2.06%	2.16%	2.11%(d)
Portfolio turnover rate (e)	18%	18%	23%	17%	10%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 93.29	$ 72.80	$ 52.63	$ 50.26	$ 47.72
Income (loss) from investment operations:
Net investment income (loss) (b)	0.56	0.55	0.54	0.49	0.48
Net realized and unrealized gain (loss) (c)	(3.48)	20.98	20.17	2.31	2.48
Total from investment operations	(2.92)	21.53	20.71	2.80	2.96
Net equalization credits and charges (b)	(0.07)	0.00(d)	0.00(d)	0.00(d)	0.03
Voluntary contribution from Adviser	—	—	—	0.06	—
Other capital	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.58)	(0.48)	(0.54)	(0.49)	(0.45)
Net realized gains	(17.06)	(0.56)	—	—	—
Total distributions	(17.64)	(1.04)	(0.54)	(0.49)	(0.45)
Net asset value, end of period	$ 72.66	$ 93.29	$ 72.80	$ 52.63	$ 50.26
Total return (e)	1.04%	29.71%	39.46%	5.73%(f)	6.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$428,680	$974,885	$711,637	$489,477	$412,108
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.42%
Net investment income (loss)	0.68%	0.64%	0.85%	0.94%	0.94%
Portfolio turnover rate (g)	10%	36%	14%	32%	9%
(a)	On September 8, 2015, the SPDR NYSE Technology ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2016, the total return would have remained 5.62%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/1/15* - 6/30/16
Net asset value, beginning of period	$ 65.55	$ 58.69	$ 50.16	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.17	1.10	1.02	0.58
Net realized and unrealized gain (loss) (b)	5.96	6.84	8.52	0.11
Total from investment operations	7.13	7.94	9.54	0.69
Net equalization credits and charges (a)	0.03	0.04	0.03	0.03
Distributions to shareholders from:
Net investment income	(1.23)	(1.10)	(1.04)	(0.56)
Net realized gains	—	(0.02)	0.00(c)	—
Total distributions	(1.23)	(1.12)	(1.04)	(0.56)
Net asset value, end of period	$ 71.48	$ 65.55	$ 58.69	$ 50.16
Total return (d)	11.04%	13.67%	19.22%	1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$365,271	$281,885	$152,600	$100,328
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%(e)
Net expenses	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.74%	1.72%	1.86%	2.05%(e)
Portfolio turnover rate (f)	6%	5%	4%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 57.92	$ 49.10	$ 36.17	$ 50.69	$ 49.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.97	1.21	1.08	0.94	0.94
Net realized and unrealized gain (loss) (b)	(1.91)	8.83	12.90(c)	(14.51)	1.48
Total from investment operations	(0.94)	10.04	13.98	(13.57)	2.42
Net equalization credits and charges (a)	(0.22)	(0.02)	0.03	0.09	(0.01)
Distributions to shareholders from:
Net investment income	(1.29)	(1.20)	(1.08)	(1.04)	(0.93)
Net asset value, end of period	$ 55.47	$ 57.92	$ 49.10	$ 36.17	$ 50.69
Total return (d)	(1.86)%	20.43%	39.07%(c)	(26.75)%	4.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,829	$136,109	$103,116	$84,998	$177,409
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.75%	2.14%	2.45%	2.17%	1.92%
Portfolio turnover rate (e)	24%	24%	43%	29%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 78.23	$ 61.27	$ 47.36	$ 47.03	$ 39.40
Income (loss) from investment operations:
Net investment income (loss) (b)	0.11	0.02	0.05	0.13	0.14
Net realized and unrealized gain (loss) (c)	3.64	17.45	13.91	3.41	8.27
Total from investment operations	3.75	17.47	13.96	3.54	8.41
Net equalization credits and charges (b)	0.00(d)	(0.02)	(0.00)(d)	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(0.11)	(0.01)	(0.05)	(0.13)	(0.14)
Net realized gains	—	(0.48)	—	(3.08)	(0.65)
Total distributions	(0.11)	(0.49)	(0.05)	(3.21)	(0.79)
Net asset value, end of period	$ 81.87	$ 78.23	$ 61.27	$ 47.36	$ 47.03
Total return (e)	4.79%	28.66%	29.49%	7.91%	21.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$609,918	$465,494	$140,927	$47,364	$47,027
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.13%	0.03%	0.09%	0.28%	0.31%
Portfolio turnover rate (f)	32%	41%	40%	39%	40%
(a)	On September 8, 2015, the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 69.29	$ 64.40	$ 57.28	$ 65.55	$ 50.01
Income (loss) from investment operations:
Net investment income (loss) (b)	0.23	0.16	0.13	0.13	0.12
Net realized and unrealized gain (loss) (c)	(2.71)	4.89	7.15	(7.83)	16.07
Total from investment operations	(2.48)	5.05	7.28	(7.70)	16.19
Net equalization credits and charges (b)	0.00(d)	(0.00)(d)	(0.03)	(0.00)(d)	(0.02)
Distributions to shareholders from:
Net investment income	(0.22)	(0.16)	(0.13)	(0.11)	(0.10)
Net realized gains	—	—	—	(0.46)	(0.53)
Total distributions	(0.22)	(0.16)	(0.13)	(0.57)	(0.63)
Net asset value, end of period	$ 66.59	$ 69.29	$ 64.40	$ 57.28	$ 65.55
Total return (e)	(3.59)%	7.87%	12.69%	(11.74)%	32.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$90,561	$97,011	$115,913	$283,542	$196,629
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.33%	0.25%	0.22%	0.23%	0.21%
Portfolio turnover rate (f)	35%	32%	34%	36%	37%
(a)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 29.81	$ 29.37	$ 23.71	$ 22.70	$ 21.38
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.52	0.46	0.43	0.40
Net realized and unrealized gain (loss) (c)	4.19	0.43	5.63	0.99	1.28
Total from investment operations	4.74	0.95	6.09	1.42	1.68
Net equalization credits and charges (b)	0.02	0.02	0.02	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.56)	(0.53)	(0.45)	(0.41)	(0.39)
Net asset value, end of period	$ 34.01	$ 29.81	$ 29.37	$ 23.71	$ 22.70
Total return (d)	16.16%	3.28%	25.92%	6.37%	8.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,066,343	$708,100	$885,536	$594,003	$377,924
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.77%	1.71%	1.68%	1.87%	1.84%
Portfolio turnover rate (e)	21%	24%	26%	32%	17%
(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$ 87.63	$ 67.40	$52.65	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	(0.06)	(0.05)	(0.00)(b)
Net realized and unrealized gain (loss) (c)	2.84	27.23	15.85	2.65
Total from investment operations	3.20	27.17	15.80	2.65
Net equalization credits and charges (a)	(0.03)	(0.25)	0.02	—
Distributions to shareholders from:
Net investment income	(0.37)	—	—	—
Net realized gains	(1.27)	(6.69)	(1.07)	—
Total distributions	(1.64)	(6.69)	(1.07)	—
Net asset value, end of period	$ 89.16	$ 87.63	$67.40	$52.65
Total return (d)	3.90%	42.73%	30.34%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,772	$35,051	$3,370	$5,265
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%(e)
Net investment income (loss)	0.41%	(0.07)%	(0.08)%	(0.35)%(e)
Portfolio turnover rate (f)	85%	67%	63%	0%(g)(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount is less than 0.5%.
(h)	Not annualized.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 35.52	$ 29.96	$ 24.37	$ 24.34	$ 42.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	0.73	0.23	0.39	0.50
Net realized and unrealized gain (loss) (b)	(7.11)	5.51	5.61	(0.04)	(17.82)
Total from investment operations	(6.52)	6.24	5.84	0.35	(17.32)
Net equalization credits and charges (a)	0.04	0.07	(0.01)	0.09	(0.01)
Distributions to shareholders from:
Net investment income	(0.66)	(0.75)	(0.24)	(0.41)	(0.59)
Net asset value, end of period	$ 28.38	$ 35.52	$ 29.96	$ 24.37	$ 24.34
Total return (c)	(18.25)%	21.01%	23.93%	2.53%	(41.32)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$534,979	$852,506	$692,084	$665,428	$266,503
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.90%	2.12%	0.77%	2.03%	1.55%
Portfolio turnover rate (d)	28%	32%	51%	57%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 16.97	$ 15.50	$ 18.74	$ 26.05	$ 49.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.26	0.10	0.27	0.51
Net realized and unrealized gain (loss) (b)	(7.35)	1.49	(3.24)	(7.30)	(23.24)
Total from investment operations	(7.26)	1.75	(3.14)	(7.03)	(22.73)
Net equalization credits and charges (a)	(0.00)(c)	0.02	(0.00)(c)	0.01	(0.00)(c)
Contribution from Affiliate	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.09)	(0.30)	(0.10)	(0.29)	(0.50)
Net asset value, end of period	$ 9.62	$ 16.97	$ 15.50	$ 18.74	$ 26.05
Total return (d)	(42.79)%	11.48%	(16.88)%	(26.87)%	(46.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$186,698	$402,923	$258,000	$238,941	$246,186
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.73%	1.62%	0.50%	1.45%	1.56%
Portfolio turnover rate (e)	34%	44%	34%	51%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 42.99	$ 43.04	$ 41.84	$ 62.34	$ 51.86
Income (loss) from investment operations:
Net investment income (loss) (b)	0.24	0.25	0.25	0.26	0.41
Net realized and unrealized gain (loss) (c)	(3.17)	(0.04)	1.21	(17.20)	13.08
Total from investment operations	(2.93)	0.21	1.46	(16.94)	13.49
Net equalization credits and charges (b)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Voluntary contribution from Adviser	—	—	—	—	0.05
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)	(0.26)	(0.24)	(0.42)
Net realized gains	—	—	—	(3.32)	(2.64)
Total distributions	(0.30)	(0.26)	(0.26)	(3.56)	(3.06)
Net asset value, end of period	$ 39.76	$ 42.99	$ 43.04	$ 41.84	$ 62.34
Total return (e)	(6.83)%	0.46%	3.50%	(28.21)%	26.97%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$212,716	$335,310	$454,110	$508,393	$1,134,542
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.57%	0.60%	0.58%	0.51%	0.72%
Portfolio turnover rate (g)	42%	46%	41%	69%	65%
(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a voluntary contribution during the year ended June 30, 2015, the total return would have been 26.88%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 48.57	$ 40.72	$ 41.97	$ 49.33	$ 43.38
Income (loss) from investment operations:
Net investment income (loss) (b)	0.69	0.73	0.61	0.53	0.54
Net realized and unrealized gain (loss) (c)	(6.18)	7.85	(1.17)	(7.36)	5.85
Total from investment operations	(5.49)	8.58	(0.56)	(6.83)	6.39
Net equalization credits and charges (b)	(0.00)(d)	(0.06)	(0.09)	0.01	0.05
Distributions to shareholders from:
Net investment income	(0.66)	(0.67)	(0.60)	(0.54)	(0.49)
Net asset value, end of period	$ 42.42	$ 48.57	$ 40.72	$ 41.97	$ 49.33
Total return (e)	(11.33)%	21.07%	(1.59)%	(13.84)%	14.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$263,038	$369,128	$443,807	$491,027	$1,173,933
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.47%	1.66%	1.40%	1.16%	1.15%
Portfolio turnover rate (f)	45%	43%	33%	41%	45%
(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
160

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 72.31	$ 61.70	$ 44.48	$ 43.06	$ 37.58
Income (loss) from investment operations:
Net investment income (loss) (b)	0.66	0.55	0.41	0.30	0.21
Net realized and unrealized gain (loss) (c)	12.18	10.59	17.21	1.41	5.47
Total from investment operations	12.84	11.14	17.62	1.71	5.68
Net equalization credits and charges (b)	(0.03)	(0.01)	(0.01)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.72)	(0.52)	(0.39)	(0.30)	(0.21)
Net asset value, end of period	$ 84.40	$ 72.31	$ 61.70	$ 44.48	$ 43.06
Total return (d)	17.86%	18.04%	39.67%	4.03%	15.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$291,186	$318,166	$311,598	$195,692	$219,604
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.88%	0.79%	0.72%	0.72%	0.53%
Portfolio turnover rate (e)	32%	29%	37%	50%	42%
(a)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 80.89	$ 62.58	$ 50.60	$ 51.17	$ 44.33
Income (loss) from investment operations:
Net investment income (loss) (b)	0.19	0.14	0.42	0.24	0.18
Net realized and unrealized gain (loss) (c)	15.40	18.48	11.98	(0.49)	6.90
Total from investment operations	15.59	18.62	12.40	(0.25)	7.08
Net equalization credits and charges (b)	(0.02)	0.00(d)	0.01	(0.00)(d)	(0.01)
Distributions to shareholders from:
Net investment income	(0.22)	(0.13)	(0.43)	(0.23)	(0.17)
Net realized gains	—	(0.18)	—	(0.09)	(0.06)
Total distributions	(0.22)	(0.31)	(0.43)	(0.32)	(0.23)
Net asset value, end of period	$ 96.24	$ 80.89	$ 62.58	$ 50.60	$ 51.17
Total return (e)	19.30%	29.83%	24.62%	(0.46)%	16.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$249,261	$88,979	$59,450	$45,542	$51,168
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.21%	0.19%	0.74%	0.49%	0.37%
Portfolio turnover rate (f)	47%	29%	29%	62%	36%
(a)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
162

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Technology Hardware ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$74.43	$72.03	$53.23	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	0.56	0.44	0.02
Net realized and unrealized gain (loss) (b)	1.67	8.04	19.76	3.21
Total from investment operations	2.21	8.60	20.20	3.23
Net equalization credits and charges (a)	0.01	(0.01)	0.01	—
Distributions to shareholders from:
Net investment income	(0.56)	(0.57)	(0.43)	—
Net realized gains	(0.55)	(5.62)	(0.98)	—
Total distributions	(1.11)	(6.19)	(1.41)	—
Net asset value, end of period	$75.54	$74.43	$72.03	$53.23
Total return (c)	3.22%	12.14%	38.27%	6.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,022	$3,721	$3,601	$5,323
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%(d)
Net investment income (loss)	0.74%	0.75%	0.71%	5.13%(d)
Portfolio turnover rate (e)	40%	29%	45%	0%(f)(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount is less than 0.5%.
(g)	Not annualized.
See accompanying notes to financial statements.
163

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 72.20	$ 70.47	$ 58.39	$ 57.47	$ 56.90
Income (loss) from investment operations:
Net investment income (loss) (a)	0.80	1.56	1.02	0.76	0.79
Net realized and unrealized gain (loss) (b)	(4.43)	1.75	11.92	1.05	0.43
Total from investment operations	(3.63)	3.31	12.94	1.81	1.22
Net equalization credits and charges (a)	(0.09)	0.12	0.04	(0.10)	0.03
Distributions to shareholders from:
Net investment income	(0.78)	(1.70)	(0.90)	(0.79)	(0.68)
Net asset value, end of period	$ 67.70	$ 72.20	$ 70.47	$ 58.39	$ 57.47
Total return (c)	(5.17)%	4.97%	22.25%	3.04%	2.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$57,545	$162,460	$77,517	$23,355	$71,843
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.12%	2.21%	1.47%	1.37%	1.34%
Portfolio turnover rate (d)	35%	33%	46%	33%	47%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
164

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 63.09	$ 55.40	$ 43.63	$ 48.48	$ 46.85
Income (loss) from investment operations:
Net investment income (loss) (b)	0.67	0.49	0.37	0.30	0.23
Net realized and unrealized gain (loss) (c)	(1.82)	7.68	11.76	(4.63)	1.64
Total from investment operations	(1.15)	8.17	12.13	(4.33)	1.87
Net equalization credits and charges (b)	(0.01)	(0.00)(d)	0.01	(0.01)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.71)	(0.48)	(0.37)	(0.31)	(0.22)
Net realized gains	—	—	—	(0.20)	(0.02)
Total distributions	(0.71)	(0.48)	(0.37)	(0.51)	(0.24)
Net asset value, end of period	$ 61.22	$ 63.09	$ 55.40	$ 43.63	$ 48.48
Total return (e)	(1.80)%	14.74%	27.87%	(8.92)%	3.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$148,155	$233,429	$182,818	$170,163	$368,395
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.09%	0.79%	0.71%	0.66%	0.45%
Portfolio turnover rate (f)	18%	27%	29%	32%	26%
(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
165

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 3/8/16* - 6/30/16
Net asset value, beginning of period	$ 72.20	$ 66.97	$ 62.82	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.48	1.38	1.25	0.35
Net realized and unrealized gain (loss) (b)	4.78	7.73	7.12	2.78
Total from investment operations	6.26	9.11	8.37	3.13
Net equalization credits and charges (a)	0.03	0.01	0.01	0.04
Distributions to shareholders from:
Net investment income	(1.74)	(1.38)	(1.26)	(0.35)
Net realized gains	(3.01)	(2.51)	(2.97)	—
Total distributions	(4.75)	(3.89)	(4.23)	(0.35)
Net asset value, end of period	$ 73.74	$ 72.20	$ 66.97	$ 62.82
Total return (c)	9.60%	13.80%	13.79%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$283,882	$332,138	$321,478	$270,109
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.06%	1.95%	1.93%	1.79%(d)
Portfolio turnover rate (e)	53%	46%	49%	1%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
166

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Wells Fargo® Preferred Stock ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 43.29	$ 45.00	$ 45.98	$ 43.32	$ 43.57
Income (loss) from investment operations:
Net investment income (loss) (a)	2.41	2.46	2.41	2.51	2.42
Net realized and unrealized gain (loss) (b)	(0.02)	(1.93)	(0.93)	2.48	(0.23)
Total from investment operations	2.39	0.53	1.48	4.99	2.19
Net equalization credits and charges (a)	(0.01)	0.04	(0.01)	0.12	0.01
Contribution from Affiliate	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.56)	(2.28)	(2.45)	(2.45)	(2.45)
Net asset value, end of period	$ 43.11	$ 43.29	$ 45.00	$ 45.98	$ 43.32
Total return (d)	5.86%(e)	1.34%	3.45%	12.11%	5.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$829,813	$588,791	$537,704	$565,508	$292,431
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.72%	5.60%	5.41%	5.61%	5.48%
Portfolio turnover rate (f)	35%	52%	31%	31%	48%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
167

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Technology Hardware ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a
168

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
169

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Technology Hardware ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactors ETF which declares and pays semi-annually and SPDR Wells Fargo® Preferred Stock ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
170

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.25
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Technology Hardware ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR Wells Fargo® Preferred Stock ETF	0.45
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
For the SPDR S&P 500 Fossil Fuel Reserves Free ETF, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until October 31, 2019, so that the net annual fund operating expenses before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.20% of the Fund's average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2019. This waiver and/or reimbursement may not be terminated prior to October 31, 2019 except with the approval of the Fund’s Board of Trustees.
On September 25, 2018, State Street agreed to make a contribution of $21,290 to the SPDR Global Dow ETF in connection with a portfolio accounting matter.
171

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

On March 14, 2019, State Street agreed to make a contribution of $757 to the SPDR Wells Fargo Preferred Stock ETF in connection with a portfolio accounting matter.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$ 28,225,604	$ 28,607,106
SPDR Global Dow ETF	9,765,117	9,903,177
SPDR MSCI USA StrategicFactorsSM ETF	30,724,264	31,021,963
SPDR NYSE Technology ETF	60,520,139	156,999,379
172

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Purchases	Sales
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$ 19,994,512	$ 19,815,006
SPDR S&P Capital Markets ETF	18,111,128	17,135,535
SPDR S&P Health Care Equipment ETF	204,793,925	197,098,984
SPDR S&P Health Care Services ETF	40,987,413	37,169,709
SPDR S&P Insurance ETF	163,434,054	165,038,877
SPDR S&P Internet ETF	40,924,057	41,020,890
SPDR S&P Metals & Mining ETF	166,888,838	164,026,014
SPDR S&P Oil & Gas Equipment & Services ETF	92,860,599	92,292,554
SPDR S&P Pharmaceuticals ETF	121,979,549	121,120,887
SPDR S&P Retail ETF	216,404,476	213,707,718
SPDR S&P Semiconductor ETF	100,032,575	93,934,823
SPDR S&P Software & Services ETF	77,955,972	75,012,752
SPDR S&P Technology Hardware ETF	1,991,681	2,051,267
SPDR S&P Telecom ETF	43,243,172	41,989,033
SPDR S&P Transportation ETF	33,871,206	32,361,895
SPDR SSGA Gender Diversity Index ETF	162,755,203	161,288,735
SPDR Wells Fargo® Preferred Stock ETF	232,700,597	235,115,467
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 78,127,358	$ 44,017,020	$ 6,981,115
SPDR Global Dow ETF	12,594,167	14,306,682	6,293,006
SPDR MSCI USA StrategicFactorsSM ETF	283,580,132	50,429,696	9,241,562
SPDR NYSE Technology ETF	195,344,518	560,515,618	192,654,849
SPDR S&P 500 Fossil Fuel Reserves Free ETF	90,831,966	36,299,877	13,285,153
SPDR S&P Capital Markets ETF	5,833,918	94,629,056	11,273,169
SPDR S&P Health Care Equipment ETF	624,758,477	479,962,284	101,497,282
SPDR S&P Health Care Services ETF	89,685,750	88,815,147	20,473,309
SPDR S&P Insurance ETF	700,030,018	437,365,774	51,173,168
SPDR S&P Internet ETF	49,523,127	47,368,348	5,469,871
SPDR S&P Metals & Mining ETF	1,280,193,000	1,441,418,498	(38,334,271)
SPDR S&P Oil & Gas Equipment & Services ETF	251,699,033	298,503,908	(3,003,855)
SPDR S&P Pharmaceuticals ETF	174,806,269	271,606,085	38,848,648
SPDR S&P Retail ETF	5,855,291,673	5,859,564,925	(49,809,619)
SPDR S&P Semiconductor ETF	306,022,438	362,390,062	37,910,834
SPDR S&P Software & Services ETF	246,628,996	110,822,168	35,120,726
SPDR S&P Technology Hardware ETF	4,053,592	5,291,882	796,778
SPDR S&P Telecom ETF	99,869,844	198,433,247	19,640,907
SPDR S&P Transportation ETF	48,851,276	126,306,649	17,817,746
SPDR SSGA Gender Diversity Index ETF	80,454,005	146,067,749	19,658,768
SPDR Wells Fargo® Preferred Stock ETF	345,993,221	101,451,175	(177,950)
173

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, corporate actions, foreign currencies, partnership basis adjustments, passive foreign investment companies, expired capital loss carryover, return of capital basis adjustment, interest accrual on bonds, preferred securities interest sold, distributions in excess of current earnings and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 799,182	$ 129,059	$ 928,241
SPDR Global Dow ETF	2,331,114	—	2,331,114
SPDR MSCI USA StrategicFactorsSM ETF	4,267,560	—	4,267,560
SPDR NYSE Technology ETF	24,053,334	77,430,841	101,484,175
SPDR S&P 500 Fossil Fuel Reserves Free ETF	5,768,140	—	5,768,140
SPDR S&P Capital Markets ETF	1,350,764	—	1,350,764
SPDR S&P Health Care Equipment ETF	854,556	—	854,556
SPDR S&P Health Care Services ETF	349,354	—	349,354
SPDR S&P Insurance ETF	14,170,201	—	14,170,201
SPDR S&P Internet ETF	888,555	—	888,555
SPDR S&P Metals & Mining ETF	11,743,879	—	11,743,879
SPDR S&P Oil & Gas Equipment & Services ETF	1,966,106	—	1,966,106
SPDR S&P Pharmaceuticals ETF	1,938,034	—	1,938,034
174

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Retail ETF	$ 7,159,538	$ —	$ 7,159,538
SPDR S&P Semiconductor ETF	2,713,146	—	2,713,146
SPDR S&P Software & Services ETF	396,979	—	396,979
SPDR S&P Technology Hardware ETF	92,457	3,098	95,555
SPDR S&P Telecom ETF	1,243,213	—	1,243,213
SPDR S&P Transportation ETF	1,947,157	—	1,947,157
SPDR SSGA Gender Diversity Index ETF	15,420,086	8,085,719	23,505,805
SPDR Wells Fargo® Preferred Stock ETF	40,198,624	—	40,198,624
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 86,388	$ 49,286	$ 135,674
SPDR Global Dow ETF	1,990,549	—	1,990,549
SPDR MSCI USA StrategicFactorsSM ETF	1,507,877	5,148	1,513,025
SPDR NYSE Technology ETF	6,221,028	4,284,215	10,505,243
SPDR S&P 500 Fossil Fuel Reserves Free ETF	3,881,367	85,567	3,966,934
SPDR S&P Capital Markets ETF	2,920,183	—	2,920,183
SPDR S&P Health Care Equipment ETF	1,336,476	68,190	1,404,666
SPDR S&P Health Care Services ETF	230,566	—	230,566
SPDR S&P Insurance ETF	15,215,339	—	15,215,339
SPDR S&P Internet ETF	295,880	38,453	334,333
SPDR S&P Metals & Mining ETF	19,832,684	—	19,832,684
SPDR S&P Oil & Gas Equipment & Services ETF	5,866,802	—	5,866,802
SPDR S&P Pharmaceuticals ETF	2,377,334	—	2,377,334
SPDR S&P Retail ETF	6,633,201	—	6,633,201
SPDR S&P Semiconductor ETF	2,408,776	—	2,408,776
SPDR S&P Software & Services ETF	259,485	—	259,485
SPDR S&P Technology Hardware ETF	300,645	9,019	309,664
SPDR S&P Telecom ETF	2,184,165	—	2,184,165
SPDR S&P Transportation ETF	1,646,594	—	1,646,594
SPDR SSGA Gender Diversity Index ETF	8,658,730	10,616,175	19,274,905
SPDR Wells Fargo® Preferred Stock ETF	28,683,066	—	28,683,066
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR FactSet Innovative Technology ETF	$ —	$ (8,478,632)	$—	$ 6,089,497	$—	$ (2,389,135)
SPDR Global Dow ETF	118,226	(7,403,243)	—	10,554,133	—	3,269,116
SPDR MSCI USA StrategicFactorsSM ETF	—	(3,850,106)	—	20,386,562	—	16,536,456
SPDR NYSE Technology ETF	340,953	(31,125,669)	—	67,965,970	—	37,181,254
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,809	(2,004,233)	—	56,768,672	—	54,766,248
SPDR S&P Capital Markets ETF	—	(43,758,846)	—	(3,943,946)	—	(47,702,792)
SPDR S&P Health Care Equipment ETF	—	(54,931,487)	—	(2,648,254)	—	(57,579,741)
SPDR S&P Health Care Services ETF	2,234,963	(38,060,776)	—	(10,343,960)	—	(46,169,773)
SPDR S&P Insurance ETF	—	(49,924,553)	—	34,571,116	—	(15,353,437)
175

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR S&P Internet ETF	$ —	$ —	$—	$ (5,289,019)	(2,621,170)	$ (7,910,189)
SPDR S&P Metals & Mining ETF	—	(1,090,091,484)	—	(167,696,920)	—	(1,257,788,404)
SPDR S&P Oil & Gas Equipment & Services ETF	—	(397,528,585)	—	(102,636,430)	—	(500,165,015)
SPDR S&P Pharmaceuticals ETF	—	(265,842,275)	—	(53,662,526)	—	(319,504,801)
SPDR S&P Retail ETF	1,441,068	(403,399,823)	—	(49,192,561)	—	(451,151,316)
SPDR S&P Semiconductor ETF	—	(49,724,362)	—	(1,682,120)	—	(51,406,482)
SPDR S&P Software & Services ETF	150,671	(3,044,215)	—	6,950,652	—	4,057,108
SPDR S&P Technology Hardware ETF	352	—	—	(180,300)	(317,514)	(497,462)
SPDR S&P Telecom ETF	—	(25,019,250)	—	(8,684,656)	—	(33,703,906)
SPDR S&P Transportation ETF	—	(41,550,447)	—	(11,925,175)	—	(53,475,622)
SPDR SSGA Gender Diversity Index ETF	—	—	—	29,963,940	(1,663,451)	28,300,489
SPDR Wells Fargo® Preferred Stock ETF	3,749,594	(39,419,106)	—	(1,834,481)	—	(37,503,993)
* The Funds have elected to defer certain qualified late-year losses in the next taxable year.
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR FactSet Innovative Technology ETF	$ 8,103,177	$ 375,455
SPDR Global Dow ETF	—	7,403,243
SPDR MSCI USA StrategicFactorsSM ETF	2,416,856	1,433,250
SPDR NYSE Technology ETF	13,501,268	17,624,401
SPDR S&P 500 Fossil Fuel Reserves Free ETF	960,555	1,043,678
SPDR S&P Capital Markets ETF	6,297,621	37,461,225
SPDR S&P Health Care Equipment ETF	47,015,951	7,915,536
SPDR S&P Health Care Services ETF	11,980,699	26,080,077
SPDR S&P Insurance ETF	12,372,086	37,552,467
SPDR S&P Metals & Mining ETF	346,947,448	743,144,036
SPDR S&P Oil & Gas Equipment & Services ETF	146,167,917	251,360,668
SPDR S&P Pharmaceuticals ETF	87,092,778	178,749,497
SPDR S&P Retail ETF	190,270,409	213,129,414
SPDR S&P Semiconductor ETF	19,992,623	29,731,739
SPDR S&P Software & Services ETF	2,715,522	328,693
SPDR S&P Telecom ETF	11,532,665	13,486,585
SPDR S&P Transportation ETF	8,697,057	32,853,390
SPDR Wells Fargo® Preferred Stock ETF	17,451,533	21,967,573
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 69,676,105	$12,636,241	$ 6,546,743	$ 6,089,498
SPDR Global Dow ETF	82,445,199	21,933,146	11,372,010	10,561,136
SPDR MSCI USA StrategicFactorsSM ETF	327,942,459	25,205,954	4,819,383	20,386,571
SPDR NYSE Technology ETF	361,880,123	83,588,693	15,622,723	67,965,970
SPDR S&P 500 Fossil Fuel Reserves Free ETF	308,263,963	68,009,137	11,240,468	56,768,669
SPDR S&P Capital Markets ETF	42,761,373	3,006,391	6,950,337	(3,943,946)
SPDR S&P Health Care Equipment ETF	613,267,369	47,586,664	50,234,918	(2,648,254)
176

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Health Care Services ETF	$ 102,034,017	$ 4,814,080	$ 15,158,041	$ (10,343,961)
SPDR S&P Insurance ETF	1,030,852,266	61,342,234	26,771,118	34,571,116
SPDR S&P Internet ETF	42,050,523	2,372,330	7,661,349	(5,289,019)
SPDR S&P Metals & Mining ETF	719,111,851	4,501,646	172,198,566	(167,696,920)
SPDR S&P Oil & Gas Equipment & Services ETF	306,370,262	2,059,711	104,696,141	(102,636,430)
SPDR S&P Pharmaceuticals ETF	270,113,184	14,024,909	67,687,435	(53,662,526)
SPDR S&P Retail ETF	323,466,212	2,162,805	51,355,366	(49,192,561)
SPDR S&P Semiconductor ETF	299,215,237	21,884,496	23,566,616	(1,682,120)
SPDR S&P Software & Services ETF	243,884,169	20,054,279	13,103,628	6,950,651
SPDR S&P Technology Hardware ETF	3,232,687	148,848	329,148	(180,300)
SPDR S&P Telecom ETF	67,702,733	2,142,831	10,827,487	(8,684,656)
SPDR S&P Transportation ETF	162,390,180	7,793,171	19,718,346	(11,925,175)
SPDR SSGA Gender Diversity Index ETF	254,281,945	42,788,521	12,824,581	29,963,940
SPDR Wells Fargo® Preferred Stock ETF	857,563,458	6,239,001	8,073,482	(1,834,481)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 16,175,035	$ 1,780,988	$ 14,691,967	$ 16,472,955
SPDR Global Dow ETF	2,333,843	1,907,960	550,910	2,458,870
SPDR MSCI USA StrategicFactorsSM ETF	4,946,415	7,963	5,013,759	5,021,722
SPDR NYSE Technology ETF	1,518,187	1,545,635	—	1,545,635
SPDR S&P 500 Fossil Fuel Reserves Free ETF	3,333,687	—	3,377,853	3,377,853
SPDR S&P Capital Markets ETF	1,402,065	—	1,414,779	1,414,779
177

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Health Care Equipment ETF	$38,202,593	$ 693,265	$37,728,161	$ 38,421,426
SPDR S&P Health Care Services ETF	12,155,092	1,155,133	11,169,960	12,325,093
SPDR S&P Internet ETF	8,439,281	1,990,374	6,599,847	8,590,221
SPDR S&P Metals & Mining ETF	96,526,832	16,696,772	83,452,601	100,149,373
SPDR S&P Oil & Gas Equipment & Services ETF	36,408,000	17,160,423	19,528,335	36,688,758
SPDR S&P Pharmaceuticals ETF	35,860,336	3,760,406	32,361,094	36,121,500
SPDR S&P Retail ETF	34,417,577	11,554,461	23,533,580	35,088,041
SPDR S&P Semiconductor ETF	44,963,490	6,434,582	39,875,958	46,310,540
SPDR S&P Software & Services ETF	34,101,748	1,553,958	32,812,846	34,366,804
SPDR S&P Technology Hardware ETF	572,213	35,100	544,186	579,286
SPDR S&P Telecom ETF	4,250,451	1,471,588	2,845,470	4,317,058
SPDR S&P Transportation ETF	12,916,066	2,332,056	10,222,497	12,554,553
SPDR SSGA Gender Diversity Index ETF	3,932,540	699,732	3,203,664	3,903,396
SPDR Wells Fargo® Preferred Stock ETF	22,227,247	22,700,391	104,975	22,805,366
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR FactSet Innovative Technology ETF	Common Stocks	$ 1,780,988	$—	$—	$—	$ 1,780,988	$ 1,780,988
SPDR Global Dow ETF	Common Stocks	1,907,960	—	—	—	1,907,960	1,907,960
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	7,963	—	—	—	7,963	7,963
SPDR NYSE Technology ETF	Common Stocks	1,545,635	—	—	—	1,545,635	1,545,635
SPDR S&P Health Care Equipment ETF	Common Stocks	693,265	—	—	—	693,265	693,265
SPDR S&P Health Care Services ETF	Common Stocks	1,155,133	—	—	—	1,155,133	1,155,133
SPDR S&P Internet ETF	Common Stocks	1,990,374	—	—	—	1,990,374	1,990,374
SPDR S&P Metals & Mining ETF	Common Stocks	16,696,772	—	—	—	16,696,772	16,696,772
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	17,160,423	—	—	—	17,160,423	17,160,423
SPDR S&P Pharmaceuticals ETF	Common Stocks	3,760,406	—	—	—	3,760,406	3,760,406
SPDR S&P Retail ETF	Common Stocks	11,554,461	—	—	—	11,554,461	11,554,461
SPDR S&P Semiconductor ETF	Common Stocks	6,434,582	—	—	—	6,434,582	6,434,582
SPDR S&P Software & Services ETF	Common Stocks	1,553,958	—	—	—	1,553,958	1,553,958
SPDR S&P Technology Hardware ETF	Common Stocks	35,100	—	—	—	35,100	35,100
SPDR S&P Telecom ETF	Common Stocks	1,471,588	—	—	—	1,471,588	1,471,588
SPDR S&P Transportation ETF	Common Stocks	2,330,313	—	—	—	2,330,313	2,330,313
SPDR S&P Transportation ETF	Rights	1,743	—	—	—	1,743	1,743
SPDR SSGA Gender Diversity Index ETF	Common Stocks	699,732	—	—	—	699,732	699,732
SPDR Wells Fargo® Preferred Stock ETF	Preferred Stocks	22,700,391	—	—	—	22,700,391	22,700,391
178

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New Accounting Pronouncement
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR FactSet Innovative Technology ETF	$ 25,865	$ 109,809	$ 135,674	$ (16,094)
SPDR Global Dow ETF	1,990,549	—	1,990,549	55,739
SPDR MSCI USA StrategicFactors ETF	1,479,061	33,964	1,513,025	9,278
SPDR NYSE Technology ETF	4,917,356	5,587,887	10,505,243	244,464
SPDR S&P 500 Fossil Fuel Reserves Free ETF	3,908,843	58,091	3,966,934	—
SPDR S&P Capital Markets ETF	2,920,183	—	2,920,183	—
SPDR S&P Health Care Equipment ETF	26,703	1,377,963	1,404,666	1
SPDR S&P Health Care Services ETF	230,566	—	230,566	145,616
SPDR S&P Insurance ETF	15,215,339	—	15,215,339	—
SPDR S&P Internet ETF	—	334,333	334,333	—
SPDR S&P Metals & Mining ETF	19,832,684	—	19,832,684	—
SPDR S&P Oil & Gas Equipment & Services ETF	5,866,802	—	5,866,802	—
SPDR S&P Pharmaceuticals ETF	2,377,334	—	2,377,334	112,012
SPDR S&P Retail ETF	6,633,201	—	6,633,201	1,547,039
SPDR S&P Semiconductor ETF	2,408,776	—	2,408,776	—
SPDR S&P Software & Services ETF	117,800	141,685	259,485	1,559
SPDR S&P Technology Hardware ETF	28,584	281,080	309,664	2,464
SPDR S&P Telecom ETF	2,184,165	—	2,184,165	—
SPDR S&P Transportation ETF	1,646,594	—	1,646,594	—
SPDR SSGA Gender Diversity Index ETF	6,572,019	12,702,886	19,274,905	—
SPDR Wells Fargo® Preferred Stock ETF	28,683,066	—	28,683,066	3,584,745
179

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
180

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactors ETF, SPDR NYSE Technology ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Technology Hardware ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR Wells Fargo® Preferred Stock ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactors ETF, SPDR NYSE Technology ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Technology Hardware ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR Wells Fargo® Preferred Stock ETF (collectively referred to as the “Funds”) (twenty-one of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty-one of the funds constituting SPDR® Series Trust), at June 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR FactSet Innovative Technology ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from January 14, 2016 (commencement of operations) through June 30, 2016
SPDR Global Dow ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR MSCI USA StrategicFactorsSM ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the four years in the period ended June 30, 2019 and the period from April 15, 2015 (commencement of operations) through June 30, 2015
SPDR NYSE Technology ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P 500 Fossil Fuel Reserves Free ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from December 1, 2015 (commencement of operations) through June 30, 2016
SPDR S&P Capital Markets ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Health Care Equipment ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Health Care Services ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Insurance ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
181

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ACCOUNTING FIRM

Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P Internet ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from June 28, 2016 (commencement of operations) through June 30, 2016
SPDR S&P Metals & Mining ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Oil & Gas Equipment & Services ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Pharmaceuticals ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Retail ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Semiconductor ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Software & Services ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Technology Hardware ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from June 28, 2016 (commencement of operations) through June 30, 2016
SPDR S&P Telecom ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR S&P Transportation ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR SSGA Gender Diversity Index ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR Wells Fargo® Preferred Stock ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of
182

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
183

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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$1,274.00	$2.54	$1,022.60	$2.26
SPDR Global Dow ETF	0.50	1,142.00	2.66	1,022.30	2.51
SPDR MSCI USA StrategicFactorsSM ETF	0.15	1,191.80	0.82	1,024.10	0.75
SPDR NYSE Technology ETF	0.35	1,223.80	1.93	1,023.10	1.76
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	1,186.60	1.08	1,023.80	1.00
SPDR S&P Capital Markets ETF	0.35	1,173.50	1.89	1,023.10	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,168.20	1.88	1,023.10	1.76
SPDR S&P Health Care Services ETF	0.35	1,062.30	1.79	1,023.10	1.76
SPDR S&P Insurance ETF	0.35	1,208.90	1.92	1,023.10	1.76
SPDR S&P Internet ETF	0.35	1,170.50	1.88	1,023.10	1.76
SPDR S&P Metals & Mining ETF	0.35	1,101.30	1.82	1,023.10	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,074.00	1.80	1,023.10	1.76
SPDR S&P Pharmaceuticals ETF	0.35	1,087.90	1.81	1,023.10	1.76
SPDR S&P Retail ETF	0.35	1,042.60	1.77	1,023.10	1.76
SPDR S&P Semiconductor ETF	0.35	1,307.80	2.00	1,023.10	1.76
SPDR S&P Software & Services ETF	0.35	1,281.70	1.98	1,023.10	1.76
SPDR S&P Technology Hardware ETF	0.35	1,226.40	1.93	1,023.10	1.76
SPDR S&P Telecom ETF	0.35	1,078.90	1.80	1,023.10	1.76
SPDR S&P Transportation ETF	0.35	1,149.90	1.87	1,023.10	1.76
SPDR SSGA Gender Diversity Index ETF	0.20	1,169.30	1.08	1,023.80	1.00
184

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Wells Fargo® Preferred Stock ETF	0.45%	$1,115.80	$2.36	$1,022.60	$2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
185

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the following Funds during the fiscal year ended June 30, 2019:
Amount
SPDR FactSet Innovative Technology ETF	$ 129,059
SPDR NYSE Technology ETF	77,430,841
SPDR S&P Internet ETF	46,850
SPDR S&P Technology Hardware ETF	3,098
SPDR SSGA Gender Diversity Index ETF	8,725,454
Foreign Tax Credit
The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended June 30, 2019, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Global Dow ETF	$127,434
The amount of foreign source income earned on the following Fund during the year ended June 30, 2019 was as follows:
Amount
SPDR Global Dow ETF	$1,653,097
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
186

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
187

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

(formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
190

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
191

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
192

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
193

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRLEGACYEQAR

Annual Report
June 30, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Convertible Liquid Bond Index (the "Index") is designed to represent the market of U.S. convertible securities, such as convertible bonds. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer's preferred stock ("Preferred Securities") or common stock. The index components are a subset of issues in the Barclays Convertible Composite Index. To be included in the index, a security must meet the following requirements: (i) have an issue amount of at least $350 million and a par amount outstanding of at least $250 million; (ii) be a non-called, non-defaulted security; (iii) have at least 31 days until maturity; (iv) be U.S. dollar denominated; and (v) be a registered or a convertible tranche issued under rule 144A of the securities act of 1933, as amended.
The Bloomberg Barclays High Yield Liquid Bond Index (the "Index") is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as "junk bonds." The Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, but not more than fifteen years, regardless of optionality; are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's Investor Service, Inc., or Standard & Poor's Financial Services, LLC, respectively; and have $500 million or more of outstanding face value.
The Bloomberg Barclays U.S. High Yield 350mn Cash Pay 0-5 Yr 2% Index includes short-term publicly issued U.S. dollar-denominated high yield corporate bonds. High yield securities are generally rated below investment-grade and are commonly referred to as "junk bonds." The index includes publicly issued U.S. denominated, non-investment-grade, fixed rate, taxable corporate bonds that have a remaining maturity of less than 5 years regardless of optionality, are rated between Caa3/CCC-/CCC- and Ba1/BB+/BB+ using the middle rating of Moody's Investor Service, Inc., Fitch, Inc., or Standard & Poor's, Inc., respectively, and have $350 million or more of issuance. The Index includes only corporate sectors. The corporate sectors are Industrial, Utily, and Financial Institutions. Excluded from the Index are non-corporate bonds, structured notes with embedded swaps or other special features, bonds with equity-type features (e.g., warrants, convertibility), floating-rate issues, Eurobonds, defaulted bonds, zero coupon bonds and payment in kind securities. The Index is issue-capped and the securities in the Index are updated on the index rebalancing date.
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays Convertible Securities ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets. The Fund’s benchmark is the Bloomberg Barclays U.S. Convertible Liquid Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 5.51%, and the Index was 6.05%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 7.70% in the second half of 2018, as the Federal Reserve (the "Fed") raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018, causing credit spreads to widen vs. US Treasuries and the S&P 500 to fall by 14%. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields declined, credit spreads tightened vs. US Treasuries, the S&P 500 rose by over 17%, and the Fund gained 14.32%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Convertible Securities ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Liquid Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Liquid Bond Index
ONE YEAR	5.51%	5.66%	6.05%	5.51%	5.66%	6.05%
FIVE YEARS	40.96%	40.43%	43.90%	7.11%	7.03%	7.55%
TEN YEARS	178.43%	175.48%	194.02%	10.78%	10.66%	11.39%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays Convertible Securities ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Wells Fargo & Co. 7.50% 12/31/2049	3.6%
Bank of America Corp. 7.25% 12/31/2049	2.8
Advanced Micro Devices, Inc. 2.13% 9/1/2026	2.1
Becton Dickinson and Co. 6.13% 5/1/2020	2.1
Microchip Technology, Inc. 1.63% 2/15/2025	2.0
TOTAL	12.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	76.8%
Convertible Preferred Stocks	22.9
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Technology	24.5%
Communications	22.5
Consumer, Non-cyclical	19.8
Financial	11.1
Utilities	8.0
Industrial	5.0
Consumer, Cyclical	5.0
Energy	3.2
Basic Materials	0.6
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Bloomberg Barclays High Yield Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. The Fund’s benchmark is the Bloomberg Barclays High Yield Very Liquid Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 7.81%, and the Index was 8.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 2.46% in the third quarter of 2018, even as the Fed raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. As a result, high yield spreads rose substantially in the fourth quarter, and the Fund lost 4.90%. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields and credit spreads declined, and the Fund gained 10.64%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Bloomberg Barclays High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index
ONE YEAR	7.81%	8.42%	8.32%	7.81%	8.42%	8.32%
FIVE YEARS	16.45%	16.39%	23.29%	3.09%	3.08%	4.28%
TEN YEARS	114.74%	109.91%	141.00%	7.94%	7.70%	9.19%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Bloomberg Barclays High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Altice France SA 7.38% 5/1/2026	0.7%
Sprint Corp. 7.88% 9/15/2023	0.6
TransDigm, Inc. 6.25% 3/15/2026	0.6
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 5/1/2027	0.4
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.4
TOTAL	2.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	98.5%
Common Stocks	0.0 *
Convertible Preferred Stocks	0.0 *
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Communications	21.5%
Consumer, Non-cyclical	17.7
Consumer, Cyclical	14.3
Energy	13.3
Financial	10.1
Industrial	8.7
Technology	5.9
Basic Materials	4.0
Utilities	2.9
Diversified	0.1
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market. The Fund’s benchmark is the Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 5.37%, and the Index was 5.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 2.18% in the third quarter of 2018, even as the Fed raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. As a result, high yield spreads rose substantially in the fourth quarter, and the Fund lost 3.86%. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields and credit spreads declined, and the Fund gained 7.26%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
ONE YEAR	5.37%	5.61%	5.52%	5.37%	5.61%	5.52%
FIVE YEARS	16.22%	16.00%	21.36%	3.05%	3.01%	3.95%
SINCE INCEPTION(1)	35.67%	35.82%	45.50%	4.27%	4.28%	5.27%

(1)	For the period March 14, 2012 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Sprint Corp. 7.88% 9/15/2023	0.7%
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.6
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75% 10/15/2020	0.6
Tenet Healthcare Corp. 8.13% 4/1/2022	0.6
First Data Corp. 5.75% 1/15/2024	0.6
TOTAL	3.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	97.3%
Common Stocks	0.0 *
Warrants	0.0 *
Convertible Preferred Stocks	0.0 *
Short-Term Investments	9.3
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Communications	20.6%
Consumer, Non-cyclical	16.8
Consumer, Cyclical	13.2
Energy	12.3
Financial	11.1
Industrial	9.7
Technology	6.7
Basic Materials	5.1
Utilities	1.5
Diversified	0.3
Short-Term Investments	9.3
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 76.8%
AEROSPACE & DEFENSE — 0.3%
Arconic, Inc. 1.63%, 10/15/2019	$ 10,050,000	$ 10,189,092
AUTO MANUFACTURERS — 3.0%
NIO, Inc. 4.50%, 2/1/2024 (a)	21,000,000	10,453,170
Tesla, Inc.:
1.25%, 3/1/2021	35,150,000	33,380,549
2.00%, 5/15/2024	47,000,000	46,099,950
2.38%, 3/15/2022	24,850,000	24,457,370
		114,391,039
BIOTECHNOLOGY — 5.5%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (b)	12,450,000	12,924,594
1.50%, 10/15/2020	9,600,000	10,771,968
Exact Sciences Corp.:
0.38%, 3/15/2027	19,550,000	24,639,842
1.00%, 1/15/2025	23,175,000	39,932,611
Illumina, Inc.:
0.01%, 8/15/2023 (a) (b)	19,150,000	22,079,950
0.50%, 6/15/2021 (b)	13,275,000	20,472,439
Insmed, Inc. 1.75%, 1/15/2025	11,575,000	11,255,993
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	11,225,000	9,979,699
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	17,415,000	20,620,753
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	19,275,000	16,610,617
Medicines Co.:
2.50%, 1/15/2022	9,425,000	11,346,380
2.75%, 7/15/2023	11,350,000	11,058,646
		211,693,492
COMMERCIAL SERVICES — 1.9%
Chegg, Inc. 0.13%, 3/15/2025 (a)	19,850,000	19,877,988
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a) (b)	14,000,000	16,936,920
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Macquarie Infrastructure Corp. 2.00%, 10/1/2023	$ 9,100,000	$ 8,086,988
Square, Inc. 0.50%, 5/15/2023	23,125,000	27,655,650
		72,557,546
COMPUTERS — 1.7%
Lumentum Holdings, Inc. 0.25%, 3/15/2024 (b)	10,775,000	12,599,208
Nutanix, Inc. Zero Coupon, 1/15/2023 (b)	15,375,000	14,298,289
Pure Storage, Inc. 0.13%, 4/15/2023	14,350,000	13,718,887
Western Digital Corp. 1.50%, 2/1/2024 (a) (b)	27,125,000	24,265,482
		64,881,866
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a)	15,175,000	15,501,111
ELECTRIC — 0.4%
NRG Energy, Inc. 2.75%, 6/1/2048	13,825,000	14,779,478
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
SunPower Corp.:
0.88%, 6/1/2021	100,000	91,008
4.00%, 1/15/2023	20,945,000	18,518,941
		18,609,949
ELECTRONICS — 1.3%
Fortive Corp. 0.88%, 2/15/2022 (a)	36,500,000	37,721,655
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (a) (b)	15,575,000	14,339,124
		52,060,779
ENERGY-ALTERNATE SOURCES — 0.4%
Tesla Energy Operations, Inc. 1.63%, 11/1/2019 (b)	15,257,000	14,733,227
ENGINEERING & CONSTRUCTION — 0.5%
Dycom Industries, Inc. 0.75%, 9/15/2021 (b)	12,225,000	11,973,776
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
KBR, Inc. 2.50%, 11/1/2023 (a)	$ 8,100,000	$ 9,393,408
		21,367,184
ENTERTAINMENT — 0.4%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (b)	14,175,000	16,780,081
HEALTH CARE PRODUCTS — 1.8%
Insulet Corp. 1.38%, 11/15/2024	9,725,000	13,823,699
NuVasive, Inc. 2.25%, 3/15/2021	16,407,000	18,548,606
Wright Medical Group NV 2.25%, 11/15/2021	9,975,000	14,777,663
Wright Medical Group, Inc. 1.63%, 6/15/2023	20,750,000	22,805,287
		69,955,255
HEALTH CARE SERVICES — 0.7%
Anthem, Inc. 2.75%, 10/15/2042	6,923,000	27,206,352
INSURANCE — 0.9%
AXA SA 7.25%, 5/15/2021 (a)	22,275,000	22,871,079
MGIC Investment Corp. 9.00%, 4/1/2063 (a)	10,200,000	13,475,832
		36,346,911
INTERNET — 14.9%
Booking Holdings, Inc.:
0.35%, 6/15/2020	26,107,000	37,514,193
0.90%, 9/15/2021 (b)	25,250,000	28,835,752
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	18,250,000	18,003,625
1.25%, 9/15/2022	24,405,000	24,284,195
1.99%, 7/1/2025 (b)	10,515,000	11,477,648
FireEye, Inc.:
0.88%, 6/1/2024	15,200,000	14,856,784
Series B, 1.63%, 6/1/2035	11,950,000	11,229,654
IAC Financeco 2, Inc. 0.88%, 6/15/2026 (a)	14,000,000	14,079,940
IAC Financeco 3, Inc. 2.00%, 1/15/2030 (a)	15,500,000	15,973,525
See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (a)	$ 13,075,000	$ 19,779,729
iQIYI, Inc. 2.00%, 4/1/2025 (a)	30,750,000	30,281,370
IQIYI, Inc. 3.75%, 12/1/2023 (a)	19,750,000	21,778,918
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (a)	10,250,000	10,225,913
MercadoLibre, Inc. 2.00%, 8/15/2028 (a)	23,050,000	35,548,401
Palo Alto Networks, Inc. 0.75%, 7/1/2023 (a)	44,475,000	46,930,909
RingCentral, Inc. Zero Coupon, 3/15/2023	11,275,000	16,898,745
Twitter, Inc.:
0.25%, 9/15/2019	23,975,000	23,825,156
0.25%, 6/15/2024	28,350,000	27,741,609
1.00%, 9/15/2021	25,450,000	24,374,992
Wayfair, Inc.:
0.38%, 9/1/2022 (b)	10,769,000	16,291,236
1.13%, 11/1/2024 (a)	15,000,000	21,855,000
Weibo Corp. 1.25%, 11/15/2022	22,825,000	21,533,790
Wix.com, Ltd. 0.01%, 7/1/2023 (a) (b)	10,850,000	13,275,192
YY, Inc.:
0.75%, 6/15/2025 (a)	11,000,000	11,106,700
1.38%, 6/15/2026 (a)	11,000,000	11,150,590
Zendesk, Inc. 0.25%, 3/15/2023	14,650,000	22,455,813
Zillow Group, Inc.:
1.50%, 7/1/2023	9,125,000	9,054,008
2.00%, 12/1/2021	11,575,000	13,135,657
		573,499,044
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp.:
3.75%, 2/1/2022	9,950,000	10,093,280
4.63%, 3/1/2024	9,300,000	9,575,001
		19,668,281
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
LODGING — 1.6%
Caesars Entertainment Corp. 5.00%, 10/1/2024	$ 28,538,020	$ 48,919,303
Huazhu Group, Ltd. 0.38%, 11/1/2022	10,885,000	11,765,270
		60,684,573
MEDIA — 5.4%
DISH Network Corp.:
2.38%, 3/15/2024	26,325,000	24,359,312
3.38%, 8/15/2026	76,817,000	74,756,000
Liberty Interactive LLC:
1.75%, 9/30/2046 (a)	9,040,000	11,247,930
3.50%, 1/15/2031	8,300,000	7,362,349
3.75%, 2/15/2030	11,784,360	8,030,099
4.00%, 11/15/2029	12,907,000	9,044,709
Liberty Latin America, Ltd. 2.00%, 7/15/2024 (a)	9,000,000	9,021,600
Liberty Media Corp.:
1.38%, 10/15/2023	26,802,000	29,962,760
2.13%, 3/31/2048 (a)	10,975,000	10,624,129
2.25%, 12/1/2048 (a)	8,850,000	10,109,709
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	12,175,000	14,313,904
		208,832,501
OIL & GAS — 2.5%
Chesapeake Energy Corp. 5.50%, 9/15/2026	39,325,000	31,504,830
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (b)	22,050,000	17,296,681
Nabors Industries, Inc. 0.75%, 1/15/2024	14,950,000	10,665,629
Transocean, Inc. 0.50%, 1/30/2023 (b)	22,225,000	21,921,851
Whiting Petroleum Corp. 1.25%, 4/1/2020	15,325,000	14,873,526
		96,262,517
PHARMACEUTICALS — 5.3%
Aphria, Inc. 5.25%, 6/1/2024 (a)	9,000,000	8,088,750
DexCom, Inc.:
See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
0.75%, 5/15/2022	$ 9,260,000	$ 14,781,738
0.75%, 12/1/2023 (a)	22,250,000	26,069,880
Herbalife Nutrition, Ltd.:
2.00%, 8/15/2019	17,433,000	17,909,270
2.63%, 3/15/2024 (b)	15,125,000	14,677,451
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022	10,250,000	11,341,215
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (b)	15,250,000	15,043,515
1.88%, 8/15/2021	14,322,000	14,626,199
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	13,275,000	17,514,637
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	14,398,000	32,113,587
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (b)	9,475,000	9,255,369
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	13,122,000	11,996,395
Tilray, Inc. 5.00%, 10/1/2023 (a) (b)	13,000,000	10,441,600
		203,859,606
PIPELINES — 0.3%
Cheniere Energy, Inc. 4.25%, 3/15/2045	15,775,000	12,361,763
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022 (b)	10,425,000	10,873,066
Colony Capital, Inc. 3.88%, 1/15/2021	10,050,000	9,775,334
Extra Space Storage L.P. 3.13%, 10/1/2035 (a)	15,055,000	17,855,682
VEREIT, Inc. 3.75%, 12/15/2020 (b)	10,975,000	11,042,167
		49,546,249
SEMICONDUCTORS — 10.6%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	20,750,000	80,395,045
Cree, Inc. 0.88%, 9/1/2023 (a)	14,775,000	17,190,565
Intel Corp. 3.25%, 8/1/2039	14,653,000	34,507,668
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Microchip Technology, Inc.:
1.63%, 2/15/2025	$ 44,010,000	$ 77,454,959
1.63%, 2/15/2027	52,275,000	61,846,553
2.25%, 2/15/2037	18,485,000	21,709,523
NXP Semiconductors NV 1.00%, 12/1/2019	29,875,000	31,396,833
ON Semiconductor Corp.:
1.00%, 12/1/2020	17,450,000	21,445,352
1.63%, 10/15/2023	14,800,000	18,028,620
Silicon Laboratories, Inc. 1.38%, 3/1/2022	9,775,000	12,147,686
Synaptics, Inc. 0.50%, 6/15/2022	13,775,000	12,311,406
Teradyne, Inc. 1.25%, 12/15/2023	11,665,000	18,957,141
		407,391,351
SOFTWARE — 12.3%
Akamai Technologies, Inc. 0.13%, 5/1/2025 (b)	29,575,000	31,639,335
Atlassian, Inc. 0.63%, 5/1/2023	25,625,000	43,557,375
Avaya Holdings Corp. 2.25%, 6/15/2023 (b)	9,100,000	7,910,630
Bilibili, Inc. 1.38%, 4/1/2026 (a)	12,750,000	12,131,243
Coupa Software, Inc. 0.13%, 6/15/2025 (a)	20,750,000	22,185,485
DocuSign, Inc. 0.50%, 9/15/2023 (a) (b)	14,375,000	14,861,163
Guidewire Software, Inc. 1.25%, 3/15/2025	10,250,000	11,472,108
HubSpot, Inc. 0.25%, 6/1/2022	9,341,000	17,368,188
j2 Global, Inc. 3.25%, 6/15/2029	10,075,000	14,050,998
Momo, Inc. 1.25%, 7/1/2025 (a)	18,800,000	17,832,364
New Relic, Inc. 0.50%, 5/1/2023	12,375,000	13,204,001
Nuance Communications, Inc.:
1.00%, 12/15/2035	17,445,000	16,356,606
1.25%, 4/1/2025	9,025,000	8,866,341
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Pluralsight, Inc. 0.38%, 3/1/2024 (a)	$ 15,550,000	$ 16,531,516
Sea, Ltd. 2.25%, 7/1/2023	12,725,000	23,153,138
ServiceNow, Inc. Zero Coupon, 6/1/2022	20,375,000	42,037,904
Splunk, Inc.:
0.50%, 9/15/2023 (a)	32,350,000	35,561,384
1.13%, 9/15/2025 (a)	22,525,000	25,195,113
Twilio, Inc. 0.25%, 6/1/2023	13,750,000	27,605,875
Verint Systems, Inc. 1.50%, 6/1/2021	10,975,000	11,770,358
Workday, Inc. 0.25%, 10/1/2022	29,300,000	43,828,112
Zynga, Inc. 0.25%, 6/1/2024 (a)	17,750,000	17,711,660
		474,830,897
TELECOMMUNICATIONS — 2.2%
Finisar Corp. 0.50%, 12/15/2036	15,325,000	14,912,758
GCI Liberty, Inc. 1.75%, 9/30/2046 (a)	11,900,000	13,909,434
Infinera Corp. 2.13%, 9/1/2024	10,400,000	7,060,456
Intelsat SA:
Zero Coupon,	10,450,000	13,745,731
4.50%, 6/15/2025 (a)	10,450,000	14,590,499
InterDigital, Inc. 2.00%, 6/1/2024 (a) (b)	9,500,000	9,660,170
Viavi Solutions, Inc. 1.00%, 3/1/2024 (b)	11,225,000	13,186,120
		87,065,168
TRANSPORTATION — 0.2%
Golar LNG, Ltd. 2.75%, 2/15/2022	10,235,000	9,475,972
TOTAL CORPORATE BONDS & NOTES (Cost $2,689,575,377)		2,964,531,284

See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 22.9%
AGRICULTURE — 0.4%
Bunge, Ltd. 4.88%, 12/31/2049	175,450	$ 17,503,857
BANKS — 6.4%
Bank of America Corp. Series L, 7.25%, 12/31/2049	78,992	108,377,024
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	101,621	138,631,368
		247,008,392
CHEMICALS — 0.6%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	425,500	22,900,410
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AMG Capital Trust II 5.15%, 10/15/2037	211,488	10,341,763
ELECTRIC — 7.1%
American Electric Power Co., Inc. 6.13%, 3/15/2022	397,000	21,243,470
CenterPoint Energy, Inc.:
4.52%, 9/15/2029 (c)	371,171	18,558,550
Series B, 7.00%, 9/1/2021	500,000	25,110,000
Dominion Energy, Inc.:
7.25%, 6/1/2022	340,000	35,210,400
Series A, 6.75%, 8/15/2019 (b)	756,077	38,023,112
DTE Energy Co. 6.50%, 10/1/2019	346,159	19,454,136
NextEra Energy, Inc. 6.12%, 9/1/2019	755,811	49,074,808
Sempra Energy:
Series A, 6.00%, 1/15/2021 (d)	440,150	49,072,324
Series B, 6.75%, 7/15/2021 (d)	148,000	16,430,960
		272,177,760
ELECTRONICS — 0.9%
Fortive Corp. Series A, 5.00%, 7/1/2021	35,150	36,025,587
HAND & MACHINE TOOLS — 0.9%
Colfax Corp. 5.75%, 1/15/2022	119,500	15,171,720
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Stanley Black & Decker, Inc. 5.38%, 5/15/2020	188,129	$ 19,025,486
		34,197,206
HEALTH CARE PRODUCTS — 4.2%
Avantor, Inc. 6.25%, 5/15/2022	530,000	35,048,900
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,274,639	78,912,900
Danaher Corp. Series A, 4.75%, 4/15/2022	42,250	46,671,463
		160,633,263
METAL FABRICATE & HARDWARE — 0.3%
Rexnord Corp. Series A, 5.75%, 11/15/2019	185,700	11,392,695
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	42,250	50,778,162
WATER — 0.5%
Aqua America, Inc. 6.00%, 4/30/2022	345,000	19,658,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $775,924,890)		882,617,195
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	5,244,269	5,244,269
State Street Navigator Securities Lending Portfolio III (g) (h)	153,968,683	153,968,683
TOTAL SHORT-TERM INVESTMENTS (Cost $159,212,952)		159,212,952
TOTAL INVESTMENTS — 103.8% (Cost $3,624,713,219)		4,006,361,431
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(147,963,973)
NET ASSETS — 100.0%		$ 3,858,397,458

See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.2% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(d)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,964,531,284	$—	$2,964,531,284
Convertible Preferred Stocks	846,554,788	36,062,407	—	882,617,195
Short-Term Investments	159,212,952	—	—	159,212,952
TOTAL INVESTMENTS	$1,005,767,740	$3,000,593,691	$—	$4,006,361,431
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
Sempra Energy	513,650	$ 53,013,816	$ 41,887,751	$ 49,145,286	$1,277,959	$2,038,084	440,150	$ 49,072,324	$2,816,400
Sempra Energy	—	—	24,642,094	9,492,540	(59,064)	1,340,470	148,000	16,430,960	1,073,250
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,428,434	7,428,434	521,755,307	523,939,472	—	—	5,244,269	5,244,269	240,384
State Street Navigator Securities Lending Government Money Market Portfolio	143,752,763	143,752,763	533,484,438	677,237,201	—	—	—	—	1,146,015
State Street Navigator Securities Lending Portfolio III	—	—	226,411,691	72,443,008	—	—	153,968,683	153,968,683	226,287
Total		$204,195,013	$1,348,181,281	$1,332,257,507	$1,218,895	$3,378,554		$224,716,236	$5,502,336
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.3%
Other Securities		$ 31,506,785
AEROSPACE & DEFENSE — 1.9%
Bombardier, Inc. 7.88%, 4/15/2027 (a)	$ 24,874,000	24,904,346
TransDigm, Inc. 6.25%, 3/15/2026 (a)	49,258,000	51,611,547
Other Securities		102,834,617
		179,350,510
AGRICULTURE — 0.3%
Other Securities		32,168,998
AIRLINES — 0.1%
Other Security		9,899,817
APPAREL — 0.4%
Other Securities		33,563,598
AUTO MANUFACTURERS — 0.9%
Other Securities		88,954,613
AUTO PARTS & EQUIPMENT — 1.3%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 8.50%, 5/15/2027 (a)	25,183,000	25,879,310
Other Securities		94,271,378
		120,150,688
BANKS — 2.1%
Barclays PLC:
5.20%, 5/12/2026	26,291,000	27,602,658
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b)	22,090,000	22,629,880
Other Securities		147,003,841
		197,236,379
BEVERAGES — 0.1%
Other Security		9,666,209
BUILDING MATERIALS — 1.1%
Other Securities		100,952,860
CHEMICALS — 1.6%
Other Securities		150,941,595
COAL — 0.2%
Other Securities		21,793,014
See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 4.3%
United Rentals North America, Inc.:
4.63%, 7/15/2023	$ 10,697,000	$ 10,931,585
4.63%, 10/15/2025	9,796,000	9,954,989
4.88%, 1/15/2028	22,300,000	22,746,000
5.25%, 1/15/2030	8,813,000	9,063,994
5.50%, 7/15/2025 (c)	10,575,000	11,013,862
5.50%, 5/15/2027	11,716,000	12,329,450
5.88%, 9/15/2026	12,628,000	13,453,240
6.50%, 12/15/2026 (c)	14,540,000	15,726,609
Other Securities		296,064,223
		401,283,952
COMPUTERS — 1.3%
Western Digital Corp. 4.75%, 2/15/2026 (c)	27,539,000	27,044,124
Other Securities		95,223,217
		122,267,341
COSMETICS/PERSONAL CARE — 0.2%
Other Securities		14,653,725
DISTRIBUTION & WHOLESALE — 0.6%
Other Securities		51,820,948
DIVERSIFIED FINANCIAL SERVICES — 3.9%
Springleaf Finance Corp.:
5.63%, 3/15/2023	12,331,000	13,100,578
6.13%, 5/15/2022	12,042,000	12,927,930
6.13%, 3/15/2024 (c)	14,842,000	15,955,150
6.63%, 1/15/2028	9,219,000	9,680,134
6.88%, 3/15/2025	17,717,000	19,414,289
7.13%, 3/15/2026	19,179,000	20,969,743
8.25%, 12/15/2020	11,990,975	12,923,273
Other Securities		265,923,131
		370,894,228
ELECTRIC — 2.6%
Other Securities		244,658,471
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Other Securities		22,063,508
ELECTRONICS — 0.2%
Other Securities		14,964,813
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.2%
Other Securities		$ 15,512,063
ENGINEERING & CONSTRUCTION — 0.4%
Other Securities		39,272,628
ENTERTAINMENT — 2.4%
Other Securities		221,333,931
ENVIRONMENTAL CONTROL — 0.4%
Other Securities		33,573,075
FOOD — 2.8%
Other Securities		260,188,424
FOOD SERVICE — 0.4%
Other Securities		38,845,527
GAS — 0.4%
Other Securities		40,750,774
HAND & MACHINE TOOLS — 0.1%
Other Security		7,956,541
HEALTH CARE PRODUCTS — 1.0%
Avantor, Inc.:
6.00%, 10/1/2024 (a)	$ 19,909,000	21,194,723
9.00%, 10/1/2025 (a)	24,983,000	27,823,567
Other Securities		47,819,839
		96,838,129
HEALTH CARE SERVICES — 6.1%
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	22,748,000	23,944,545
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	38,540,000	37,096,677
8.00%, 3/15/2026 (a)	19,528,000	18,795,700
8.13%, 6/30/2024 (a)	16,905,000	12,670,467
8.63%, 1/15/2024 (a)(c)	14,435,000	14,522,043
9.88%, 6/30/2023 (a)(c)(d)	19,130,971	15,524,592
HCA, Inc.:
4.13%, 6/15/2029	3,538,000	3,644,317
5.25%, 6/15/2026	1,500,500	1,659,523
5.38%, 2/1/2025 (c)	31,985,000	34,519,172
5.38%, 9/1/2026	13,301,000	14,328,901
5.63%, 9/1/2028 (c)	21,051,000	22,752,973
5.88%, 2/15/2026 (c)	17,418,000	19,229,646
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.88%, 2/1/2029	$ 12,243,000	$ 13,392,863
Tenet Healthcare Corp.:
4.63%, 7/15/2024	23,473,000	23,835,188
6.75%, 6/15/2023 (c)	24,353,000	24,484,750
Other Securities		297,254,045
		577,655,402
HOLDING COMPANIES-DIVERS — 0.1%
Other Security		7,275,958
HOME BUILDERS — 0.9%
Other Securities		83,904,988
HOME FURNISHINGS — 0.1%
Other Security		9,073,838
HOUSEHOLD PRODUCTS & WARES — 0.3%
Other Securities		29,425,512
INSURANCE — 0.8%
Other Securities		79,332,264
INTERNET — 2.3%
Netflix, Inc.:
4.38%, 11/15/2026 (c)	12,162,000	12,450,483
4.88%, 4/15/2028	19,382,000	20,024,126
5.38%, 11/15/2029 (a)	10,316,000	10,971,994
5.50%, 2/15/2022	9,159,000	9,639,756
5.88%, 2/15/2025	11,519,000	12,692,786
5.88%, 11/15/2028 (c)	21,060,000	23,335,322
6.38%, 5/15/2029 (a)	10,193,000	11,573,642
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	20,672,000	21,078,412
Other Securities		98,557,454
		220,323,975
INVESTMENT COMPANY SECURITY — 0.2%
Other Security		15,775,429
IRON/STEEL — 0.7%
Other Securities		68,291,221
LEISURE TIME — 0.4%
Other Securities		36,789,245
LODGING — 2.9%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/2025 (a)(c)	22,073,000	22,813,549
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Other Securities		$ 248,388,850
		271,202,399
MACHINERY, CONSTRUCTION & MINING — 0.2%
Other Securities		22,304,326
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		19,780,792
MEDIA — 10.3%
Altice Financing SA:
6.63%, 2/15/2023 (a)	$ 24,977,000	25,595,431
7.50%, 5/15/2026 (a)	36,006,000	36,194,671
Altice France SA 8.13%, 2/1/2027 (a)(c)	22,553,000	23,685,386
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	5,760,000	5,791,219
5.00%, 2/1/2028 (a)	29,272,000	29,877,345
5.13%, 5/1/2023 (a)	14,565,000	14,883,974
5.13%, 5/1/2027 (a)	36,035,000	37,319,648
5.38%, 5/1/2025 (a)	9,244,000	9,568,464
5.38%, 6/1/2029 (a)(c)	11,782,000	12,166,211
5.50%, 5/1/2026 (a)	17,477,000	18,311,177
5.75%, 2/15/2026 (a)	28,541,000	30,020,565
5.88%, 4/1/2024 (a)	19,613,000	20,494,016
5.88%, 5/1/2027 (a)(c)	9,249,000	9,767,499
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	27,601,000	29,947,085
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	13,428,500	13,793,890
5.38%, 2/1/2028 (a)	11,101,000	11,526,501
5.50%, 5/15/2026 (a)	19,903,000	20,896,359
5.50%, 4/15/2027 (a)(c)	16,714,000	17,555,216
6.50%, 2/1/2029 (a)	22,952,000	25,012,172
6.63%, 10/15/2025 (a)(c)	12,570,000	13,446,506
7.50%, 4/1/2028 (a)(c)	12,362,350	13,602,046
7.75%, 7/15/2025 (a)(c)	7,524,250	8,134,015
10.88%, 10/15/2025 (a)	21,932,700	25,128,733
5.13%, 12/15/2021 (a)	9,383,000	9,385,252
DISH DBS Corp.:
5.88%, 11/15/2024	26,076,000	24,585,757
7.75%, 7/1/2026 (c)	25,117,000	24,550,361
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Ziggo B.V. 5.50%, 1/15/2027 (a)	$ 23,582,000	$ 23,970,867
Other Securities		434,198,659
		969,409,025
METAL FABRICATE & HARDWARE — 0.5%
Other Securities		46,502,563
MINING — 1.3%
Other Securities		118,424,433
MISCELLANEOUS MANUFACTURER — 0.1%
Other Securities		13,144,911
OFFICE & BUSINESS EQUIPMENT — 0.4%
Other Securities		40,916,240
OIL & GAS — 8.2%
Other Securities		771,279,224
OIL & GAS SERVICES — 0.8%
Other Securities		73,394,501
PACKAGING & CONTAINERS — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 2/15/2025 (a)(c)	21,032,000	21,813,760
7.25%, 5/15/2024 (a)	20,554,000	21,711,601
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (a)	22,689,800	23,118,410
Other Securities		227,321,600
		293,965,371
PHARMACEUTICALS — 2.7%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	18,077,000	18,840,934
5.75%, 8/15/2027 (a)	5,249,000	5,514,547
5.88%, 5/15/2023 (a)	16,236,040	16,438,341
6.13%, 4/15/2025 (a)(c)	32,197,000	32,901,148
6.50%, 3/15/2022 (a)	12,048,000	12,488,475
7.00%, 3/15/2024 (a)	19,437,000	20,655,311
7.00%, 1/15/2028 (a)	6,982,000	7,232,305
7.25%, 5/30/2029 (a)(c)	7,681,000	7,984,630
9.00%, 12/15/2025 (a)	18,337,000	20,501,500
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	19,411,000	21,370,346
See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Other Securities		$ 90,504,465
		254,432,002
PIPELINES — 3.8%
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	$ 19,936,000	22,197,939
Other Securities		333,455,013
		355,652,952
REAL ESTATE — 0.7%
Other Securities		68,899,481
REAL ESTATE INVESTMENT TRUSTS — 2.7%
Other Securities		252,307,051
RETAIL — 3.5%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	33,300,000	33,591,042
Staples, Inc. 7.50%, 4/15/2026 (a)	25,144,000	24,966,232
Other Securities		266,194,907
		324,752,181
SEMICONDUCTORS — 0.4%
Other Securities		34,867,530
SOFTWARE — 3.7%
First Data Corp.:
5.00%, 1/15/2024 (a)	23,370,000	23,946,304
5.75%, 1/15/2024 (a)	26,677,000	27,447,432
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	25,728,000	27,878,346
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	23,888,000	24,810,077
Other Securities		241,484,400
		345,566,559
STORAGE & WAREHOUSING — 0.1%
Other Security		7,902,044
TELECOMMUNICATIONS — 8.5%
Altice France SA 7.38%, 5/1/2026 (a)	65,855,000	67,502,692
Frontier Communications Corp.:
8.00%, 4/1/2027 (a)	21,069,000	21,933,461
11.00%, 9/15/2025 (c)	45,129,000	28,123,941
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (a)	$ 36,915,000	$ 36,554,710
Sprint Corp.:
7.63%, 2/15/2025	18,963,000	20,252,484
7.63%, 3/1/2026 (c)	18,602,000	19,811,502
7.88%, 9/15/2023	53,423,000	58,002,954
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (c)	5,594,000	5,727,529
4.50%, 2/1/2026	12,610,000	12,923,863
4.75%, 2/1/2028 (c)	18,848,000	19,418,529
5.13%, 4/15/2025	4,717,000	4,913,227
5.38%, 4/15/2027 (c)	6,706,000	7,176,091
6.00%, 3/1/2023	15,249,000	15,598,507
6.00%, 4/15/2024	14,341,000	14,961,105
6.38%, 3/1/2025	22,525,000	23,355,947
6.50%, 1/15/2026	26,938,000	29,052,364
Wind Tre SpA 5.00%, 1/20/2026 (a)(c)	25,256,000	24,637,733
Other Securities		386,965,595
		796,912,234
TOYS/GAMES/HOBBIES — 0.2%
Other Security		19,796,369
TRANSPORTATION — 0.5%
Other Securities		47,173,336
TRUCKING & LEASING — 0.1%
Other Securities		14,137,242
TOTAL CORPORATE BONDS & NOTES (Cost $9,461,568,129)		9,263,633,742
Shares
COMMON STOCKS — 0.0%(e)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Other Security	209,566
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Other Security	813,469
PHARMACEUTICALS — 0.0% (e)
Other Security	614,840
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Other Security		$ 570,264
TOTAL COMMON STOCKS (Cost $13,884,056)		2,208,139
CONVERTIBLE PREFERRED STOCKS — 0.0% (e)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
Other Security		130
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,865,661)		130
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	65,180,830	65,180,830
State Street Navigator Securities Lending Portfolio III (h) (i)	562,071,667	562,071,667
TOTAL SHORT-TERM INVESTMENTS (Cost $627,252,497)		627,252,497
TOTAL INVESTMENTS — 105.2% (Cost $10,104,570,343)		9,893,094,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(490,855,574)
NET ASSETS — 100.0%		$ 9,402,238,934

See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 62.1% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
LIBOR=	London Interbank Offered Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$9,263,633,742	$—	$9,263,633,742
Common Stocks	1,637,875	570,264	—	2,208,139
Convertible Preferred Stocks	—	130	—	130
Short-Term Investments	627,252,497	—	—	627,252,497
TOTAL INVESTMENTS	$628,890,372	$9,264,204,136	$—	$9,893,094,508
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,654,278	$ 11,654,278	$1,818,254,119	$1,764,727,567	$—	$—	65,180,830	$ 65,180,830	$1,034,578
State Street Navigator Securities Lending Government Money Market Portfolio	633,602,775	633,602,775	1,566,150,629	2,199,753,404	—	—	—	—	4,617,152
State Street Navigator Securities Lending Portfolio III	—	—	952,207,270	390,135,603	—	—	562,071,667	562,071,667	922,710
Total		$645,257,053	$4,336,612,018	$4,354,616,574	$—	$—		$627,252,497	$6,574,440
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 0.7%
Other Securities		$ 20,193,654
AEROSPACE & DEFENSE — 1.9%
Bombardier, Inc. 6.13%, 1/15/2023 (a)	$ 9,872,500	9,924,429
Other Securities		48,994,974
		58,919,403
AGRICULTURE — 0.1%
Other Security		3,543,979
AIRLINES — 0.8%
Other Securities		22,920,794
APPAREL — 0.1%
Other Security		2,699,500
AUTO MANUFACTURERS — 1.1%
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020	9,781,000	9,899,448
Other Securities		22,215,596
		32,115,044
AUTO PARTS & EQUIPMENT — 0.5%
Other Securities		13,992,678
BANKS — 0.9%
Other Securities		28,456,654
BEVERAGES — 0.1%
Other Security		3,515,897
BIOTECHNOLOGY — 0.1%
Other Security		2,437,390
BUILDING MATERIALS — 0.7%
Other Securities		22,006,757
CHEMICALS — 2.0%
Other Securities		59,802,344
COAL — 0.1%
Other Securities		4,504,628
COMMERCIAL SERVICES — 4.4%
Hertz Corp. 7.63%, 6/1/2022 (a)(b)	9,264,000	9,621,868
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	$ 16,917,000	$ 16,915,308
Other Securities		107,075,860
		133,613,036
COMPUTERS — 2.3%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	13,283,000	13,493,934
EMC Corp. 2.65%, 6/1/2020	12,362,000	12,281,647
Other Securities		42,811,640
		68,587,221
COSMETICS/PERSONAL CARE — 0.8%
Other Securities		23,997,934
DISTRIBUTION & WHOLESALE — 0.4%
Other Securities		11,204,001
DIVERSIFIED FINANCIAL SERVICES — 6.3%
Ally Financial, Inc.:
3.75%, 11/18/2019	4,067,000	4,087,904
3.88%, 5/21/2024	2,196,000	2,249,297
4.13%, 3/30/2020	6,315,000	6,375,813
4.13%, 2/13/2022	5,118,000	5,242,367
4.25%, 4/15/2021	3,790,000	3,870,234
4.63%, 5/19/2022	2,913,000	3,035,899
7.50%, 9/15/2020	3,076,000	3,237,551
8.00%, 3/15/2020	8,206,000	8,497,313
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	8,882,000	8,984,321
6.00%, 8/1/2020	10,825,075	10,849,648
6.25%, 2/1/2022	8,560,000	8,793,174
6.75%, 2/1/2024	3,127,000	3,265,620
Navient Corp.:
5.00%, 10/26/2020	2,839,000	2,901,572
5.50%, 1/25/2023 (b)	6,160,000	6,327,737
5.88%, 3/25/2021	1,825,000	1,900,500
6.50%, 6/15/2022	6,171,000	6,560,082
6.63%, 7/26/2021	6,204,000	6,600,125
7.25%, 9/25/2023	4,822,000	5,150,571
Series MTN, 6.13%, 3/25/2024	5,234,000	5,362,652
Series MTN, 7.25%, 1/25/2022	3,172,000	3,432,199
Series MTN, 8.00%, 3/25/2020	12,280,000	12,704,765
See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Springleaf Finance Corp.:
5.63%, 3/15/2023 (b)	$ 4,424,000	$ 4,700,102
6.13%, 5/15/2022	6,172,000	6,626,074
6.13%, 3/15/2024	8,692,000	9,343,900
7.75%, 10/1/2021	5,562,000	6,085,551
8.25%, 12/15/2020	6,924,025	7,462,368
Other Securities		38,333,060
		191,980,399
ELECTRIC — 1.3%
Other Securities		40,383,294
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Other Securities		5,675,597
ELECTRONICS — 0.1%
Other Security		3,184,176
ENERGY-ALTERNATE SOURCES — 0.2%
Other Securities		6,844,483
ENGINEERING & CONSTRUCTION — 0.0% (c)
Abengoa Abenewco 2 SAU 1.50%, 4/26/2024 (a)(d)	4,407,135	—
Other Securities		747,561
		747,561
ENTERTAINMENT — 1.3%
International Game Technology PLC 6.25%, 2/15/2022 (a)	10,503,000	11,093,584
Other Securities		27,934,707
		39,028,291
ENVIRONMENTAL CONTROL — 0.4%
Other Securities		11,540,853
FOOD — 1.3%
Other Securities		38,757,814
FOOD SERVICE — 0.1%
Other Security		3,204,773
FOREST PRODUCTS & PAPER — 0.2%
Other Securities		7,153,958
GAS — 0.4%
Other Securities		13,117,264
See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Other Security		$ 3,095,445
HEALTH CARE PRODUCTS — 1.3%
Other Securities		40,058,132
HEALTH CARE SERVICES — 7.2%
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	$ 4,664,000	4,591,801
6.25%, 3/31/2023	20,397,000	19,633,132
6.88%, 2/1/2022	16,571,500	11,187,751
8.13%, 6/30/2024 (a)(b)	4,253,000	3,187,666
8.63%, 1/15/2024 (a)(b)	5,951,000	5,986,885
9.88%, 6/30/2023 (a)(b)(e)	8,185,000	6,642,046
HCA, Inc. 7.50%, 2/15/2022	12,886,000	14,235,808
Tenet Healthcare Corp.:
4.38%, 10/1/2021	5,847,000	5,942,598
4.50%, 4/1/2021	7,522,000	7,653,635
4.75%, 6/1/2020	3,474,000	3,508,288
6.00%, 10/1/2020	10,113,000	10,428,829
6.75%, 6/15/2023 (b)	11,367,000	11,428,495
8.13%, 4/1/2022	17,963,000	18,832,768
Other Securities		94,806,767
		218,066,469
HOLDING COMPANIES-DIVERS — 0.3%
Other Securities		8,696,164
HOME BUILDERS — 2.1%
Other Securities		62,939,028
HOME FURNISHINGS — 0.1%
Other Security		2,034,558
HOUSEHOLD PRODUCTS — 0.1%
Other Security		4,540,320
HOUSEHOLD PRODUCTS & WARES — 0.3%
Other Securities		10,620,657
HOUSEWARES — 0.1%
Other Security		2,547,168
INSURANCE — 0.8%
Other Securities		25,233,273
See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
INTERNET — 0.9%
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	$ 9,547,000	$ 9,783,193
Other Securities		17,166,382
		26,949,575
IRON/STEEL — 0.6%
Other Securities		17,912,590
LEISURE TIME — 0.7%
Other Securities		20,345,765
LODGING — 2.2%
Other Securities		67,639,268
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Security		3,561,551
MACHINERY-DIVERSIFIED — 0.1%
Other Securities		3,607,249
MEDIA — 9.2%
Altice Financing SA 6.63%, 2/15/2023 (a)	12,734,000	13,049,294
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	3,344,000	3,362,124
5.13%, 2/15/2023	10,220,000	10,398,952
5.13%, 5/1/2023 (a)	13,577,000	13,874,336
5.25%, 3/15/2021 (b)	1,464,000	1,469,739
5.25%, 9/30/2022	5,609,000	5,694,874
5.75%, 9/1/2023 (b)	3,041,000	3,112,889
5.75%, 1/15/2024	3,194,000	3,266,440
5.88%, 4/1/2024 (a)	9,588,000	10,018,693
Clear Channel Worldwide Holdings, Inc.:
9.25%, 2/15/2024 (a)	13,684,000	14,847,140
Series A, 6.50%, 11/15/2022	3,746,000	3,837,402
Series B, 6.50%, 11/15/2022	12,793,000	13,080,075
DISH DBS Corp.:
5.00%, 3/15/2023	9,947,000	9,550,712
5.13%, 5/1/2020	6,761,000	6,800,755
5.88%, 7/15/2022	11,850,000	12,036,045
6.75%, 6/1/2021	13,110,000	13,751,997
7.88%, 9/1/2019	8,913,000	8,979,847
Other Securities		132,376,115
		279,507,429
See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.3%
Other Securities		$ 9,111,071
MINING — 2.3%
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	$ 11,302,000	11,304,261
3.88%, 3/15/2023	12,114,000	12,114,242
4.00%, 11/14/2021	3,767,000	3,829,608
6.88%, 2/15/2023	3,759,000	3,967,098
Other Securities		38,291,026
		69,506,235
MISCELLANEOUS MANUFACTURER — 0.2%
Other Securities		5,278,262
OFFICE & BUSINESS EQUIPMENT — 1.1%
Other Securities		33,632,443
OIL & GAS — 8.5%
California Resources Corp. 8.00%, 12/15/2022 (a)(b)	14,209,000	10,705,629
Other Securities		248,857,470
		259,563,099
OIL & GAS SERVICES — 1.0%
Other Securities		29,322,907
PACKAGING & CONTAINERS — 3.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (a)	11,558,000	12,208,946
BWAY Holding Co. 5.50%, 4/15/2024 (a)	10,581,000	10,582,587
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	11,449,000	11,665,272
5.75%, 10/15/2020	19,442,239	19,490,067
Other Securities		62,660,325
		116,607,197
PHARMACEUTICALS — 1.6%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)	2,971,000	3,001,304
5.88%, 5/15/2023 (a)	8,565,000	8,671,720
6.50%, 3/15/2022 (a)	8,064,000	8,358,820
7.00%, 3/15/2024 (a)	13,461,000	14,304,735
See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Other Securities		$ 13,712,349
		48,048,928
PIPELINES — 2.5%
Other Securities		74,842,474
REAL ESTATE — 0.7%
Other Securities		20,009,175
REAL ESTATE INVESTMENT TRUSTS — 2.5%
Other Securities		75,851,727
RETAIL — 3.3%
PetSmart, Inc. 7.13%, 3/15/2023 (a)	$ 13,189,000	12,369,699
Rite Aid Corp. 6.13%, 4/1/2023 (a)	11,212,000	9,455,528
Other Securities		79,365,553
		101,190,780
SOFTWARE — 3.3%
First Data Corp.:
5.00%, 1/15/2024 (a)	12,404,000	12,709,883
5.38%, 8/15/2023 (a)	12,718,000	12,942,600
5.75%, 1/15/2024 (a)	16,553,000	17,031,051
Infor US, Inc. 6.50%, 5/15/2022	10,284,000	10,466,027
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	13,454,000	14,578,485
Other Securities		32,170,239
		99,898,285
STORAGE & WAREHOUSING — 0.1%
Other Security		4,458,418
TELECOMMUNICATIONS — 9.8%
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	8,265,000	8,730,485
Series T, 5.80%, 3/15/2022 (b)	8,949,000	9,352,152
Series V, 5.63%, 4/1/2020	7,944,000	8,063,160
Series W, 6.75%, 12/1/2023 (b)	4,473,000	4,833,390
Series Y, 7.50%, 4/1/2024 (b)	7,636,000	8,437,780
CommScope Finance LLC 5.50%, 3/1/2024 (a)	9,869,000	10,127,370
Frontier Communications Corp. 10.50%, 9/15/2022	14,558,000	9,863,045
See accompanying notes to financial statements.
40

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Intelsat Jackson Holdings SA 5.50%, 8/1/2023 (b)	$ 11,972,000	$ 10,955,817
Sprint Communications, Inc. 6.00%, 11/15/2022 (b)	11,017,000	11,485,333
Sprint Corp.:
7.13%, 6/15/2024 (b)	3,910,000	4,148,275
7.25%, 9/15/2021	8,871,000	9,431,825
7.88%, 9/15/2023	20,107,000	21,830,773
Telecom Italia SpA 5.30%, 5/30/2024 (a)	9,968,000	10,316,182
T-Mobile USA, Inc. 6.00%, 3/1/2023	9,884,000	10,110,541
Other Securities		161,753,746
		299,439,874
TOYS/GAMES/HOBBIES — 0.1%
Other Security		1,962,769
TRANSPORTATION — 1.0%
Other Securities		30,514,238
TRUCKING & LEASING — 0.2%
Other Securities		5,033,095
TOTAL CORPORATE BONDS & NOTES (Cost $3,005,016,200)		2,955,754,995
	Shares
COMMON STOCKS — 0.0%(c)
CONSTRUCTION & ENGINEERING — 0.0% (c)
Other Securities		122,473
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Other Security		183,050
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Mood Media Corp. (d) (f)	822,357	328,943
MEDIA — 0.0% (c)
Other Securities		383,086
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Other Securities		279,853
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Erickson, Inc. (d)	7,423	37,115
See accompanying notes to financial statements.
41

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Other Security		$ 668,892
		706,007
TOTAL COMMON STOCKS (Cost $17,743,018)		2,003,412
CONVERTIBLE PREFERRED STOCKS — 0.0% (c)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Other Security (Cost $932,169)		61
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $932,169)		61
WARRANTS — 0.0% (c)
ADVERTISING SERVICES — 0.0% (c)
Affinion Group, Inc. (expiring 11/20/22) (Cost $0)(b) (d) (f)	11,802	—
MEDIA — 0.0% (c)
Other Security		361,309
TOTAL WARRANTS (Cost $421,746)		361,309
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	67,526,653	67,526,653
State Street Navigator Securities Lending Portfolio III (i) (j)	213,945,431	213,945,431
TOTAL SHORT-TERM INVESTMENTS (Cost $281,472,084)		281,472,084
TOTAL INVESTMENTS — 106.6% (Cost $3,305,585,217)		3,239,591,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(200,779,321)
NET ASSETS — 100.0%		$ 3,038,812,540

See accompanying notes to financial statements.
42

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 43.3% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $366,058, representing less than 0.05% of the Fund's net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
MTN=	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,955,754,995	$ —	$2,955,754,995
Common Stocks	967,800	669,554	366,058	2,003,412
Convertible Preferred Stocks	—	61	—	61
Warrants	—	361,309	0(a)	361,309
Short-Term Investments	281,472,084	—	—	281,472,084
TOTAL INVESTMENTS	$282,439,884	$2,956,785,919	$366,058	$3,239,591,861
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2019.
See accompanying notes to financial statements.
43

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,031,007	$ 22,031,007	$ 827,220,684	$ 781,725,038	$—	$—	67,526,653	$ 67,526,653	$ 681,865
State Street Navigator Securities Lending Government Money Market Portfolio	271,547,946	271,547,946	545,943,871	817,491,817	—	—	—	—	1,991,899
State Street Navigator Securities Lending Portfolio III	—	—	322,185,102	108,239,671	—	—	213,945,431	213,945,431	456,789
Total		$293,578,953	$1,695,349,657	$1,707,456,526	$—	$—		$281,472,084	$3,130,553
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,781,645,195	$ 9,265,842,011	$2,958,119,777
Investments in affiliated issuers, at value	224,716,236	627,252,497	281,472,084
Total Investments	4,006,361,431	9,893,094,508	3,239,591,861
Cash	1,677	1,171,545	735,278
Receivable for investments sold	81,647,829	279,094,323	35,738,858
Receivable for fund shares sold	—	369,375,384	8,161,418
Dividends receivable — unaffiliated issuers	4,220,740	—	—
Dividends receivable — affiliated issuers	928,716	104,282	81,485
Interest receivable — unaffiliated issuers	10,999,699	156,030,718	49,269,343
Securities lending income receivable — unaffiliated issuers	1,475	69,117	12,716
Securities lending income receivable — affiliated issuers	106,078	324,123	168,800
Receivable for foreign taxes recoverable	—	309,374	43,996
Other Receivable	264	23,268	7
TOTAL ASSETS	4,104,267,909	10,699,596,642	3,333,803,762
LIABILITIES
Payable upon return of securities loaned	153,968,683	562,071,667	213,945,431
Payable for investments purchased	90,631,197	514,884,885	63,712,593
Payable for fund shares repurchased	—	217,457,390	16,316,347
Advisory fee payable	1,262,891	2,925,259	1,009,446
Trustees’ fees and expenses payable	7,680	18,507	7,405
TOTAL LIABILITIES	245,870,451	1,297,357,708	294,991,222
NET ASSETS	$3,858,397,458	$ 9,402,238,934	$3,038,812,540
NET ASSETS CONSIST OF:
Paid-in Capital	$3,676,068,255	$10,693,699,308	$3,505,616,296
Total distributable earnings (loss)	182,329,203	(1,291,460,374)	(466,803,756)
NET ASSETS	$3,858,397,458	$ 9,402,238,934	$3,038,812,540
NET ASSET VALUE PER SHARE
Net asset value per share	$ 52.93	$ 108.73	$ 27.21
Shares outstanding (unlimited amount authorized, $0.01 par value)	72,900,000	86,474,604	111,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,404,923,174	$ 9,477,317,846	$3,024,113,133
Investments in affiliated issuers	219,790,045	627,252,497	281,472,084
Total cost of investments	$3,624,713,219	$10,104,570,343	$3,305,585,217
* Includes investments in securities on loan, at value	$ 168,702,557	$ 1,009,563,783	$ 299,273,887
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ (63,775,648)	$ 528,821,871	$195,590,112
Dividend income — unaffiliated issuers	50,329,739	—	—
Dividend income — affiliated issuers	4,130,034	1,034,578	681,865
Unaffiliated securities lending income	209,952	890,230	164,053
Affiliated securities lending income	1,372,302	5,539,862	2,448,688
TOTAL INVESTMENT INCOME (LOSS)	(7,733,621)	536,286,541	198,884,718
EXPENSES
Advisory fee	16,910,390	35,059,538	13,094,122
Trustees’ fees and expenses	64,377	117,742	47,535
Miscellaneous expenses	3	5	2
TOTAL EXPENSES	16,974,770	35,177,285	13,141,659
NET INVESTMENT INCOME (LOSS)	(24,708,391)	501,109,256	185,743,059
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	111,257,200	(151,560,598)	(64,056,924)
Investments — affiliated issuers	(165,979)	—	—
In-kind redemptions — unaffiliated issuers	177,385,980	(13,543,650)	(3,881,693)
In-kind redemptions — affiliated issuers	1,384,874	—	—
Net realized gain (loss)	289,862,075	(165,104,248)	(67,938,617)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(108,214,662)	293,375,955	45,979,497
Investment — affiliated issuers	3,378,554	—	—
Net change in unrealized appreciation/depreciation	(104,836,108)	293,375,955	45,979,497
NET REALIZED AND UNREALIZED GAIN (LOSS)	185,025,967	128,271,707	(21,959,120)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 160,317,576	$ 629,380,963	$163,783,939
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (24,708,391)	$ 18,276,467
Net realized gain (loss)	289,862,075	206,998,329
Net change in unrealized appreciation/depreciation	(104,836,108)	231,424,931
Net increase (decrease) in net assets resulting from operations	160,317,576	456,699,727
Net equalization credits and charges	3,239,652	1,093,994
Distributions to shareholders (Note 12)	(232,294,018)	(167,084,247)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,294,000,771	1,541,183,475
Cost of shares redeemed	(1,839,526,219)	(1,228,440,502)
Net income equalization	(3,239,652)	(1,093,994)
Other Capital	10,335	130,837
Net increase (decrease) in net assets from beneficial interest transactions	(548,754,765)	311,779,816
Net increase (decrease) in net assets during the period	(617,491,555)	602,489,290
Net assets at beginning of period	4,475,889,013	3,873,399,723
NET ASSETS AT END OF PERIOD	$ 3,858,397,458	$ 4,475,889,013
SHARES OF BENEFICIAL INTEREST:
Shares sold	25,000,000	30,000,000
Shares redeemed	(36,400,000)	(23,900,000)
Net increase (decrease)	(11,400,000)	6,100,000
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 501,109,256	$ 595,966,897
Net realized gain (loss)	(165,104,248)	(48,301,867)
Net change in unrealized appreciation/depreciation	293,375,955	(400,416,546)
Net increase (decrease) in net assets resulting from operations	629,380,963	147,248,484
Net equalization credits and charges	4,600,515	1,263,252
Distributions to shareholders (Note 12)	(506,773,400)	(605,751,448)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	29,165,145,088	23,025,320,204
Cost of shares redeemed	(29,394,147,248)	(24,675,005,104)
Net income equalization	(4,600,515)	(1,263,252)
Other Capital	2,107,432	1,534,375
Net increase (decrease) in net assets from beneficial interest transactions	(231,495,243)	(1,649,413,777)
Net increase (decrease) in net assets during the period	(104,287,165)	(2,106,653,489)
Net assets at beginning of period	9,506,526,099	11,613,179,588
NET ASSETS AT END OF PERIOD	$ 9,402,238,934	$ 9,506,526,099
SHARES OF BENEFICIAL INTEREST:
Shares sold	274,466,667	210,666,667
Shares redeemed	(277,000,000)	(226,000,000)
Net increase (decrease)	(2,533,333)	(15,333,333)
(a)On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 185,743,059	$ 223,144,512
Net realized gain (loss)	(67,938,617)	(15,251,527)
Net change in unrealized appreciation/depreciation	45,979,497	(77,864,034)
Net increase (decrease) in net assets resulting from operations	163,783,939	130,028,951
Net equalization credits and charges	(1,587,606)	(946,095)
Distributions to shareholders (Note 12)	(186,601,669)	(224,283,597)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,327,408,255	4,941,672,758
Cost of shares redeemed	(4,810,818,700)	(5,325,501,297)
Net income equalization	1,587,606	946,095
Other Capital	254,002	270,603
Net increase (decrease) in net assets from beneficial interest transactions	(481,568,837)	(382,611,841)
Net increase (decrease) in net assets during the period	(505,974,173)	(477,812,582)
Net assets at beginning of period	3,544,786,713	4,022,599,295
NET ASSETS AT END OF PERIOD	$ 3,038,812,540	$ 3,544,786,713
SHARES OF BENEFICIAL INTEREST:
Shares sold	160,200,000	179,100,000
Shares redeemed	(178,200,000)	(193,500,000)
Net increase (decrease)	(18,000,000)	(14,400,000)
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 53.09	$ 49.53	$ 43.78	$ 47.44	$ 50.30
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.30)	0.23	0.98	0.82	0.37
Net realized and unrealized gain (loss) (b)	2.88	5.40	7.17	(1.38)	0.22
Total from investment operations	2.58	5.63	8.15	(0.56)	0.59
Net equalization credits and charges (a)	0.04	0.01	(0.33)	0.34	(0.05)
Other capital (a)	0.00(c)	0.00(c)	0.02	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(2.78)	(2.08)	(2.09)	(2.32)	(2.12)
Net realized gains	—	—	—	(1.12)	(1.29)
Total distributions	(2.78)	(2.08)	(2.09)	(3.44)	(3.41)
Net asset value, end of period	$ 52.93	$ 53.09	$ 49.53	$ 43.78	$ 47.44
Total return (d)	5.51%	11.62%	18.34%	(0.13)%	1.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,858,397	$4,475,889	$3,873,400	$2,197,606	$3,045,439
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	(0.58)%	0.44%	2.12%	1.84%	0.75%
Portfolio turnover rate (e)	36%	40%	32%	30%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 106.80	$ 111.30	$ 105.84	$ 115.02	$ 124.89
Income (loss) from investment operations:
Net investment income (loss) (b)	6.08	5.85	6.54	6.66	6.78
Net realized and unrealized gain (loss) (c)	1.84	(4.53)	5.49	(9.30)	(9.93)
Total from investment operations	7.92	1.32	12.03	(2.64)	(3.15)
Net equalization credits and charges (b)	0.06	0.00(d)	0.00(d)	0.09	0.03
Other capital (b)	0.03	0.03	0.03	0.03	0.03
Distributions to shareholders from:
Net investment income	(6.08)	(5.85)	(6.60)	(6.66)	(6.78)
Net asset value, end of period	$ 108.73	$ 106.80	$ 111.30	$ 105.84	$ 115.02
Total return (e)	7.81%	1.23%	11.65%	(1.99)%	(2.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,402,239	$9,506,526	$11,613,180	$11,238,281	$9,797,126
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.72%	5.34%	5.97%	6.32%	5.71%
Portfolio turnover rate (f)	44%	38%	46%	59%	34%
(a)	On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 27.33	$ 27.92	$ 26.80	$ 28.82	$ 30.86
Income (loss) from investment operations:
Net investment income (loss) (a)	1.54	1.48	1.62	1.51	1.51
Net realized and unrealized gain (loss) (b)	(0.11)	(0.58)	1.10	(2.02)	(2.04)
Total from investment operations	1.43	0.90	2.72	(0.51)	(0.53)
Net equalization credits and charges (a)	(0.01)	(0.01)	0.02	(0.01)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.54)	(1.48)	(1.62)	(1.50)	(1.51)
Net asset value, end of period	$ 27.21	$ 27.33	$ 27.92	$ 26.80	$ 28.82
Total return (d)	5.37%	3.30%	10.43%	(1.61)%	(1.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,038,813	$3,544,787	$4,022,599	$3,138,527	$4,237,219
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.67%	5.37%	5.85%	5.66%	5.13%
Portfolio turnover rate (e)	65%	53%	57%	39%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The following Funds utilized equalization during the period ended June 30, 2019:
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%
SPDR Bloomberg Barclays High Yield Bond ETF	0.40
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Convertible Securities ETF	$1,466,245,748	$1,534,824,940
SPDR Bloomberg Barclays High Yield Bond ETF	4,030,895,876	3,804,808,361
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,122,384,605	2,057,092,807
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 1,297,577,347	$ 1,837,433,870	$178,770,854
SPDR Bloomberg Barclays High Yield Bond ETF	28,029,923,978	28,437,860,523	(13,543,650)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,178,007,329	4,692,896,173	(3,881,693)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
59

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, contingent payment debt instruments, wash sale loss deferrals, defaulted bonds, deemed dividends on convertible debt and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$232,294,018	$—	$232,294,018
SPDR Bloomberg Barclays High Yield Bond ETF	506,773,400	—	506,773,400
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	186,601,669	—	186,601,669
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$ 167,084,247	$ —	$ 167,084,247
SPDR Bloomberg Barclays High Yield Bond ETF	605,751,448	—	605,751,448
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	224,283,597	—	224,283,597
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$73,188,904	$ (87,893,009)	$—	$ 197,033,308	$—	$ 182,329,203
SPDR Bloomberg Barclays High Yield Bond ETF	—	(1,077,417,525)	—	(214,042,849)	—	(1,291,460,374)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	10,748,860	(409,366,726)	—	(68,185,890)	—	(466,803,756)
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Convertible Securities ETF	$ 28,801,410	$ 59,091,599
SPDR Bloomberg Barclays High Yield Bond ETF	260,938,250	816,479,275
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	141,074,314	268,292,412
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 3,809,328,123	$320,064,538	$123,031,230	$ 197,033,308
SPDR Bloomberg Barclays High Yield Bond ETF	10,107,137,357	56,996,411	271,039,260	(214,042,849)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,307,777,751	25,396,386	93,582,276	(68,185,890)
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Convertible Securities ETF	$ 168,702,557	$ 153,968,683	$ 17,695,245	$ 171,663,928
SPDR Bloomberg Barclays High Yield Bond ETF	1,009,563,783	562,071,667	466,567,975	1,028,639,642
62

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	$ 299,273,887	$213,945,431	$ 91,429,308	$ 305,374,739
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Convertible Securities ETF	Convertible Preferred Stocks	$ 759,900	$—	$—	$—	$ 759,900	$ 759,900
SPDR Bloomberg Barclays Convertible Securities ETF	Corporate Bonds & Notes	153,208,783	—	—	—	153,208,783	153,208,783
SPDR Bloomberg Barclays High Yield Bond ETF	Corporate Bonds & Notes	562,071,667	—	—	—	562,071,667	562,071,667
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Common Stocks	11,440	—	—	—	11,440	11,440
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Corporate Bonds & Notes	213,928,140	—	—	—	213,928,140	213,928,140
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
63

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2019.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
64

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

11.    Stock Splits
The Board authorized a 1-for-3 reverse stock split for the SPDR Bloomberg Barclays High Yield Bond ETF effective after the close of trading on May 6, 2019. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of three, while increasing the NAV of shares outstanding by a factor of three, resulting in no effect to the net assets of the Fund. The financial statements for the Fund has been adjusted to reflect the reverse stock split.
12.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 167,084,247	$—	$ 167,084,247	$121,989,239
SPDR Bloomberg Barclays High Yield Bond ETF	605,751,448	—	605,751,448	(2,126,256)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	224,283,597	—	224,283,597	11,313,256
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
65

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Bloomberg Barclays Short Term High Yield Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Bloomberg Barclays Short Term High Yield Bond ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedule of investments or summary schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in item 1 of this Form N-CSR), and the schedules of investments in securities as of June 30, 2019 (included in item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and schedules of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedules of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an
66

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedules of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedules of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
67

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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
68

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Annualized Expense Ratio	0.40%	0.40%	0.40%
Actual:
Ending Account Value	$1,143.20	$1,106.30	$1,072.60
Expenses Paid During Period(a)	2.13	2.09	2.06
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.80	1,022.80	1,022.80
Expenses Paid During Period(a)	2.01	2.01	2.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
69

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
70

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal
72

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
74

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
75

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

76

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
77

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
78

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
79

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRTOPFIAR

Annual Report
June 30, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Aggregate Bond Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. The Index is market capitalization weighted.
The Bloomberg Barclays U.S. Intermediate Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating- rate securities, and Eurobonds are excluded from the Index.
The Bloomberg Barclays U.S. Long Term Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating-rate securities, and Eurobonds are excluded from the Index.
The Bloomberg Barclays Long U.S. Treasury Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 years or more. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 years or more, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted.
The Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC), and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and nonconvertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted.
The Bloomberg Barclays 1-3 Year U.S. Treasury Index is designed to measure the performance of short term (1-3 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. Securities excluded from the Index include state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," floating rate bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
See accompanying notes to financial statements.
2

SPDR PORTFOLIO AGGREGATE BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 7.88%, and the Index was 7.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund gained 1.61% in the second half of 2018, even as the Federal Reserve raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018, causing credit spreads to rise. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields and credit spreads declined, and the Fund gained 6.16%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR Portfolio Aggregate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index
ONE YEAR	7.88%	7.86%	7.87%	7.88%	7.86%	7.87%
FIVE YEARS	15.28%	15.19%	15.64%	2.88%	2.87%	2.95%
TEN YEARS	45.20%	44.63%	46.57%	3.80%	3.76%	3.90%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Aggregate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Treasury Notes 2.63% 1/31/2026	1.2%
Treasury Bonds 4.63% 2/15/2040	1.2
Treasury Notes 2.50% 12/31/2020	0.9
Treasury Notes 2.00% 10/31/2022	0.8
Treasury Notes 2.75% 5/31/2023	0.8
TOTAL	4.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
U.S. Treasury Obligations	38.8%
U.S. Government Agency Obligations	28.9
Corporate Bonds & Notes	25.8
Foreign Government Obligations	3.6
Mortgage-Backed Securities	1.2
Municipal Bonds & Notes	0.4
Asset-Backed Securities	0.4
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Intermediate Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 8.45%, and the Index was 8.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 1.30% in the second half of 2018, even as the Federal Reserve raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018, causing credit spreads to rise. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields and credit spreads declined, and the Fund gained 7.06%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Portfolio Intermediate Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index
ONE YEAR	8.45%	8.43%	8.57%	8.45%	8.43%	8.57%
FIVE YEARS	16.96%	16.62%	17.59%	3.18%	3.12%	3.29%
TEN YEARS(1) (2)	58.50%	56.12%	64.85%	4.71%	4.56%	5.13%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Bloomberg Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2009 through December 16, 2010 and the Bloomberg Barclays U.S. Intermediate Corporate Bond Index from December 17, 2010 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/2025	0.3%
CVS Health Corp. 4.30% 3/25/2028	0.3
Goldman Sachs Group, Inc. 5.25% 7/27/2021	0.2
GE Capital International Funding Co. 2.34% 11/15/2020	0.2
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	0.2
TOTAL	1.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2019

% of Total Investments
Financial	38.9%
Consumer, Non-cyclical	16.5
Energy	8.3
Technology	7.4
Industrial	7.4
Consumer, Cyclical	7.0
Communications	6.8
Utilities	4.9
Basic Materials	2.3
Short-Term Investments	0.5
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
8

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Long Term Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 14.81%, and the Index was 15.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security selection, intra-day and pricing differences contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 0.67% in the second half of 2018, as the Federal Reserve raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018, causing credit spreads to rise. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields and credit spreads declined, and the Fund gained 15.59%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR Portfolio Long Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index
ONE YEAR	14.81%	15.10%	15.19%	14.81%	15.10%	15.19%
FIVE YEARS	32.28%	31.97%	32.59%	5.75%	5.70%	5.80%
TEN YEARS(1) (2)	113.77%	113.52%	126.17%	7.89%	7.88%	8.50%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Bloomberg Barclays U.S. Long Term Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2009 through December 16, 2010 and the Bloomberg Barclays U.S. Long Term Corporate Bond Index from December 17, 2010 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.6%
CVS Health Corp. 5.05% 3/25/2048	0.5
Goldman Sachs Group, Inc. 6.75% 10/1/2037	0.4
General Electric Co. 6.75% 3/15/2032	0.4
Verizon Communications, Inc. 4.86% 8/21/2046	0.3
TOTAL	2.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	98.6%
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2019

% of Total Investments
Consumer, Non-cyclical	21.4%
Communications	15.7
Financial	15.0
Utilities	12.0
Energy	10.6
Industrial	9.0
Technology	6.6
Consumer, Cyclical	5.2
Basic Materials	4.1
Short-Term Investments	0.4
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
11

SPDR PORTFOLIO LONG TERM TREASURY ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays Long U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 12.24%, and the Index was 12.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 2.89% in the third quarter of 2018, as the Federal Reserve was in the process of gradually tightening policy rates, and US Treasury yields were rising. However, softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. The five-year Treasury rate peaked in November at nearly 3.5%, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, the 30-year rate fell by over 90 basis points from late 2018 through June 2019, positively impacting Fund performance. The Fund gained 15.59% from October 2018 to June 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR Portfolio Long Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index
ONE YEAR	12.24%	12.17%	12.30%	12.24%	12.17%	12.30%
FIVE YEARS	31.40%	31.46%	32.00%	5.61%	5.62%	5.71%
TEN YEARS	86.42%	86.26%	88.27%	6.43%	6.42%	6.53%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Treasury Bonds 3.38% 11/15/2048	3.7%
Treasury Bonds 3.00% 2/15/2049	3.5
Treasury Bonds 3.75% 11/15/2043	3.3
Treasury Bonds 3.00% 8/15/2048	3.3
Treasury Bonds 3.63% 2/15/2044	3.2
TOTAL	17.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
U.S. Treasury Obligations	99.1%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.83%, and the Index was 4.93%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 1.43% in the second half of 2018, even as the Federal Reserve raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018, causing credit spreads to rise. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields and credit spreads declined, and the Fund gained 3.36%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR Portfolio Short Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index
ONE YEAR	4.83%	4.93%	4.93%	4.83%	4.93%	4.93%
FIVE YEARS	9.80%	9.69%	10.81%	1.89%	1.87%	2.07%
SINCE INCEPTION(1)	21.35%	21.42%	26.08%	2.05%	2.06%	2.46%

(1)	For the period December 16, 2009 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
GE Capital International Funding Co. 2.34% 11/15/2020	0.7%
Oracle Corp. 1.90% 9/15/2021	0.4
Morgan Stanley 2.63% 11/17/2021	0.4
Goldman Sachs Group, Inc. 5.25% 7/27/2021	0.4
Abbott Laboratories 2.90% 11/30/2021	0.3
TOTAL	2.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2019

% of Net Assets
Financial	44.0%
Consumer, Non-cyclical	15.7
Consumer, Cyclical	8.2
Technology	7.1
Energy	6.5
Industrial	6.2
Communications	5.2
Utilities	4.3
Basic Materials	1.7
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR PORTFOLIO SHORT TERM TREASURY ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market. The Fund’s benchmark is Bloomberg Barclays 1-3 Year U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 3.97%, and the Index was 4.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 0.18% in the third quarter of 2018, even as the Federal Reserve raised the target fed funds rate by 50 basis points (bps). Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. The two-year Treasury rate peaked in November at 2.98%, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, the rate fell by over 120 bps from late 2018 through June 2019, positively impacting Fund performance. The Fund gained 3.79% from October 2018 to June 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR Portfolio Short Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year U.S. Treasury Index
ONE YEAR	3.97%	3.95%	4.02%	3.97%	3.95%	4.02%
FIVE YEARS(1) (2)	6.38%	6.36%	6.80%	1.24%	1.24%	1.32%
SINCE INCEPTION(1) (2) (3)	7.86%	7.87%	8.60%	1.00%	1.00%	1.09%

(1)	Effective April 30, 2018 the Fund changed its benchmark index to the Bloomberg Barclays 1-3 Year U.S. Treasury Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April, 30, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from November 30, 2011 through April 29, 2018 and the Bloomberg Barclays 1-3 Year U.S. Treasury Index from April 30, 2018 through June 30, 2018.
(3)	For the period November 30, 2011 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Treasury Notes 2.25% 4/30/2021	2.7%
Treasury Notes 2.25% 3/31/2021	2.3
Treasury Notes 2.63% 11/15/2020	2.0
Treasury Notes 2.13% 5/31/2021	1.9
Treasury Notes 2.75% 11/30/2020	1.9
TOTAL	10.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.8%
ADVERTISING — 0.0% (a)
Other Securities		$ 1,317,195
AEROSPACE & DEFENSE — 0.5%
Other Securities		19,159,019
AGRICULTURE — 0.3%
Other Securities		13,593,607
AIRLINES — 0.1%
Other Securities		3,747,772
APPAREL — 0.0% (a)
Other Securities		938,771
AUTO MANUFACTURERS — 0.5%
Other Securities		21,057,628
AUTO PARTS & EQUIPMENT — 0.0% (a)
Other Securities		1,031,379
BANKS — 5.5%
Other Securities		224,071,239
BEVERAGES — 0.7%
Other Securities		26,903,038
BIOTECHNOLOGY — 0.4%
Other Securities		14,842,338
BUILDING MATERIALS — 0.1%
Other Securities		3,121,504
CHEMICALS — 0.4%
Other Securities		16,162,198
COMMERCIAL SERVICES — 0.2%
Other Securities		8,032,334
COMPUTERS — 0.7%
Other Securities		26,755,437
COSMETICS/PERSONAL CARE — 0.1%
Other Securities		4,607,763
DISTRIBUTION & WHOLESALE — 0.0% (a)
Other Securities		661,436
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Other Securities		35,089,693
ELECTRIC — 1.8%
Other Securities		72,984,077
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Other Securities		197,814
Security Description	Principal Amount	Value
ELECTRONICS — 0.1%
Other Securities		$ 5,676,488
ENGINEERING & CONSTRUCTION — 0.0% (a)
Other Security		103,206
ENVIRONMENTAL CONTROL — 0.1%
Other Securities		2,813,311
FOOD — 0.4%
Other Securities		17,714,068
FOREST PRODUCTS & PAPER — 0.1%
Other Securities		3,904,304
GAS — 0.1%
Other Securities		5,136,139
HAND & MACHINE TOOLS — 0.0% (a)
Other Securities		1,192,617
HEALTH CARE PRODUCTS — 0.4%
Other Securities		15,462,802
HEALTH CARE SERVICES — 0.6%
Other Securities		25,441,198
HOME BUILDERS — 0.0% (a)
Other Securities		424,535
HOME FURNISHINGS — 0.1%
Other Securities		1,885,043
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Other Securities		1,508,775
HOUSEWARES — 0.0% (a)
Other Securities		1,447,492
INSURANCE — 0.9%
Other Securities		34,550,770
INTERNET — 0.3%
Other Securities		11,825,204
INVESTMENT COMPANY SECURITY — 0.0% (a)
Other Securities		886,755
IRON/STEEL — 0.1%
Other Securities		4,898,338
LEISURE TIME — 0.0% (a)
Other Securities		1,325,787
LODGING — 0.1%
Other Securities		3,061,319

See accompanying notes to financial statements.
21

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Securities		$ 4,630,555
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		6,400,036
MEDIA — 1.0%
Other Securities		39,122,973
METAL FABRICATE & HARDWARE — 0.0% (a)
Other Securities		477,271
MINING — 0.1%
Other Securities		5,902,777
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		12,229,844
OFFICE FURNISHINGS — 0.0% (a)
Other Security		753,376
OIL & GAS — 1.5%
Other Securities		61,618,343
OIL & GAS SERVICES — 0.1%
Other Securities		3,242,816
PACKAGING & CONTAINERS — 0.1%
Other Securities		2,060,608
PHARMACEUTICALS — 1.4%
Other Securities		56,156,466
PIPELINES — 1.0%
Other Securities		40,480,319
REAL ESTATE — 0.0% (a)
Other Security		140,233
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Other Securities		34,847,155
RETAIL — 0.8%
Other Securities		31,837,420
SAVINGS & LOANS — 0.0% (a)
Other Security		221,990
SEMICONDUCTORS — 0.4%
Other Securities		17,971,804
SHIPBUILDING — 0.0% (a)
Other Security		160,713
SOFTWARE — 0.7%
Other Securities		26,851,937
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.2%
Other Securities		$ 46,742,910
TEXTILES — 0.0% (a)
Other Securities		561,205
TOYS/GAMES/HOBBIES — 0.0% (a)
Other Securities		483,413
TRANSPORTATION — 0.5%
Other Securities		21,748,636
TRUCKING & LEASING — 0.0% (a)
Other Securities		629,739
WATER — 0.0% (a)
Other Securities		1,624,449
TOTAL CORPORATE BONDS & NOTES (Cost $1,003,784,407)		1,050,429,381
ASSET-BACKED SECURITIES — 0.4%
ASSET-BACKED - OTHER — 0.0% (a)
Other Securities		1,538,127
AUTOMOBILE — 0.2%
Other Securities		8,440,128
CREDIT CARD — 0.2%
Other Securities		8,450,278
TOTAL ASSET-BACKED SECURITIES (Cost $18,130,813)		18,428,533
FOREIGN GOVERNMENT OBLIGATIONS — 3.6%
AUSTRIA — 0.0% (a)
Other Securities		780,386
CANADA — 0.3%
Other Securities		13,848,480
CHILE — 0.1%
Other Securities		2,557,401
COLOMBIA — 0.1%
Other Securities		5,574,600
GERMANY — 0.5%
Other Securities		18,655,438
HUNGARY — 0.1%
Other Securities		2,952,882
INDONESIA — 0.1%
Other Securities		2,936,460
ISRAEL — 0.0% (a)
Other Securities		1,676,746

See accompanying notes to financial statements.
22

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
ITALY — 0.0% (a)
Other Security		$ 739,203
JAPAN — 0.2%
Other Securities		7,079,506
MEXICO — 0.2%
Other Securities		9,240,524
PANAMA — 0.1%
Other Securities		2,394,822
PERU — 0.1%
Other Securities		2,723,062
PHILIPPINES — 0.1%
Other Securities		5,452,500
POLAND — 0.1%
Other Securities		3,025,786
SOUTH KOREA — 0.1%
Other Securities		6,260,320
SUPRANATIONAL — 1.4%
Other Securities		55,907,398
SWEDEN — 0.0% (a)
Other Securities		1,945,162
UNITED KINGDOM — 0.0% (a)
Other Security		198,300
URUGUAY — 0.1%
Other Securities		2,404,468
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $141,563,961)		146,353,444

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.9%
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	$ 195,000	192,233
1.63%, 9/29/2020	1,000,000	996,510
2.38%, 2/16/2021	5,000,000	5,042,450
2.38%, 1/13/2022	4,330,000	4,392,135
2.50%, 9/1/2028	209,482	211,692
2.50%, 10/1/2029	549,720	555,310
2.50%, 1/1/2031	662,429	669,129
2.50%, 5/1/2031	2,060,625	2,078,800
2.50%, 6/1/2031	794,086	801,090
2.50%, 11/1/2032	2,019,905	2,036,439
2.50%, 12/1/2032	1,560,772	1,573,548
2.50%, 2/1/2033	3,224,761	3,251,158
3.00%, 11/1/2027	2,167,666	2,216,240
3.00%, 2/1/2029	376,852	385,442
3.00%, 7/1/2029	382,140	390,805
3.00%, 9/1/2029	595,280	608,779
Security Description	Principal Amount	Value
3.00%, 4/1/2030	$ 568,858	$ 581,886
3.00%, 12/1/2030	1,462,756	1,496,256
3.00%, 5/1/2031	1,175,631	1,200,890
3.00%, 9/1/2032	3,564,960	3,640,024
3.00%, 1/1/2033	1,422,482	1,452,434
3.00%, 5/1/2033	7,552,080	7,703,947
3.00%, 5/1/2035	3,218,906	3,283,760
3.00%, 7/1/2035	618,117	630,571
3.00%, 4/1/2036	1,301,511	1,326,494
3.00%, 3/1/2043	1,016,074	1,035,622
3.00% 4/1/2043	1,854,060	1,889,729
3.00% 7/1/2043	670,026	682,917
3.00%, 8/1/2043	297,316	303,036
3.00%, 9/1/2043	370,631	377,762
3.00%, 10/1/2043	304,071	309,921
3.00%, 6/1/2045	1,354,558	1,376,850
3.00% 8/1/2045	3,728,706	3,795,512
3.00%, 4/1/2046	2,334,051	2,367,828
3.00%, 9/1/2046	1,571,406	1,594,147
3.00%, 10/1/2046	8,628,231	8,753,096
3.00%, 11/1/2046	1,496,277	1,517,931
3.00% 12/1/2046	6,268,823	6,359,543
3.00%, 2/1/2047	4,083,159	4,142,249
3.00%, 12/1/2047	11,228,474	11,362,784
3.00%, 1/1/2048	3,028,948	3,065,179
3.00%, 2/1/2048	6,888,603	6,971,001
3.00%, 3/1/2048	324,139	328,016
3.50%, 5/1/2026	486,396	502,605
3.50%, 1/1/2029	130,873	135,390
3.50%, 11/1/2029	421,256	436,192
3.50%, 2/1/2030	210,680	218,753
3.50%, 3/1/2032	476,705	494,800
3.50%, 6/1/2033	1,699,493	1,755,920
3.50%, 1/1/2034	5,113,408	5,283,184
3.50%, 3/1/2038	1,820,936	1,879,736
3.50%, 5/1/2043	283,286	293,340
3.50% 8/1/2043	1,450,557	1,502,040
3.50%, 6/1/2044	390,061	403,248
3.50%, 8/1/2044	766,874	792,800
3.50%, 10/1/2044	446,630	461,729
3.50%, 11/1/2044	702,161	725,899
3.50%, 12/1/2044	743,162	768,287
3.50%, 1/1/2045	716,156	740,367
3.50%, 2/1/2045	976,926	1,009,954
3.50% 7/1/2045	1,642,249	1,697,037
3.50%, 10/1/2045	965,181	994,707
3.50% 12/1/2045	1,456,809	1,505,012
3.50%, 3/1/2046	2,066,606	2,129,082
3.50%, 5/1/2046	949,542	978,248
3.50%, 8/1/2046	4,980,842	5,133,212
3.50%, 9/1/2046	11,015,731	11,348,752
3.50%, 12/1/2046	1,324,466	1,364,506
3.50%, 4/1/2047	202,512	208,523
3.50%, 9/1/2047	9,596,808	9,881,679
3.50%, 10/1/2047	1,324,459	1,363,774

See accompanying notes to financial statements.
23

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.50%, 11/1/2047	$ 495,011	$ 509,705
3.50%, 12/1/2047	1,171,674	1,206,454
3.50%, 1/1/2048	2,977,918	3,066,314
3.50%, 2/1/2048	9,645,046	9,931,350
3.50%, 5/1/2048	6,623,601	6,790,926
3.50%, 6/1/2048	4,659,276	4,776,978
3.50%, 7/1/2048	3,220,235	3,301,584
3.50%, 11/1/2048	8,115,028	8,320,028
4.00%, 4/1/2024	47,565	49,392
4.00%, 5/1/2025	37,313	38,770
4.00%, 6/1/2025	85,918	89,273
4.00%, 8/1/2025	21,300	22,132
4.00%, 9/1/2025	19,365	20,121
4.00%, 6/1/2026	208,847	217,390
4.00%, 10/1/2040	254,140	268,500
4.00%, 12/1/2041	807,963	852,961
4.00%, 4/1/2042	543,622	573,898
4.00%, 6/1/2042	1,117,258	1,176,557
4.00% 5/1/2044	673,835	706,984
4.00%, 7/1/2044	1,044,501	1,095,884
4.00%, 12/1/2044	352,077	369,397
4.00%, 4/1/2045	795,853	832,527
4.00%, 5/1/2045	3,440,081	3,631,671
4.00%, 10/1/2045	1,246,256	1,303,686
4.00%, 1/1/2046	902,307	943,888
4.00%, 3/1/2046	628,154	659,903
4.00%, 9/1/2047	737,138	768,061
4.00%, 11/1/2047	4,583,016	4,775,276
4.00%, 12/1/2047	1,720,263	1,792,429
4.00%, 1/1/2048	2,692,465	2,805,416
4.00%, 4/1/2048	4,571,022	4,739,852
4.00% 5/1/2048	8,581,245	8,886,655
4.00%, 7/1/2048	7,347,055	7,605,839
4.00%, 10/1/2048	5,477,347	5,679,651
4.00%, 12/1/2048	6,954,558	7,199,517
4.50%, 10/1/2024	14,679	14,952
4.50%, 2/1/2039	2,364	2,542
4.50%, 6/1/2039	182,648	196,367
4.50%, 12/1/2039	147,364	158,433
4.50%, 6/1/2040	3,678	3,944
4.50%, 12/1/2040	551,299	591,208
4.50%, 4/1/2041	7,054	7,567
4.50%, 7/1/2041	400,725	429,838
4.50%, 8/1/2041	29,920	32,093
4.50%, 9/1/2041	152,908	164,017
4.50%, 10/1/2041	1,098,278	1,177,784
4.50%, 10/1/2043	18,111	19,311
4.50%, 8/1/2044	20,848	22,181
4.50%, 9/1/2044	471,182	501,299
4.50%, 4/1/2047	257,995	272,044
4.50%, 10/1/2047	229,321	241,809
4.50%, 12/1/2047	712,204	750,986
4.50% 1/1/2048	2,521,562	2,658,869
4.50%, 7/1/2048	3,504,535	3,665,175
4.50%, 12/1/2048	2,873,598	3,005,317
Security Description	Principal Amount	Value
4.50%, 3/1/2049	$ 4,369,110	$ 4,569,380
5.00%, 11/1/2035	20,030	21,672
5.00% 12/1/2036	3,744	4,029
5.00% 2/1/2038	285,664	308,227
5.00% 3/1/2038	194,191	209,532
5.00%, 6/1/2038	48,395	52,211
5.00% 11/1/2038	397,537	428,954
5.00%, 1/1/2039	57,275	61,790
5.00%, 2/1/2039	132,470	142,912
5.00%, 3/1/2039	415,282	447,891
5.00%, 10/1/2039	39,272	42,367
5.00%, 7/1/2048	3,580,793	3,801,829
5.00%, 9/1/2048	829,250	880,432
5.00%, 3/1/2049	1,906,641	2,017,157
5.50%, 2/1/2022	3,033	3,120
5.50%, 11/1/2026	40,638	43,572
5.50%, 6/1/2027	11,370	12,196
5.50%, 4/1/2028	18,497	19,824
5.50%, 7/1/2028	27,107	29,051
5.50%, 7/1/2033	2,802	3,048
5.50% 1/1/2037	133,251	145,097
5.50%, 9/1/2037	1,284	1,406
5.50%, 11/1/2037	7,368	8,067
5.50%, 1/1/2038	64,588	70,712
5.50%, 4/1/2038	227,907	250,016
5.50% 7/1/2038	318,256	349,130
5.50%, 10/1/2038	5,734	6,291
5.50%, 11/1/2038	7,799	8,556
6.00%, 8/1/2031	8,327	9,401
6.00%, 3/1/2036	10,096	11,620
6.00%, 8/1/2036	58,749	67,198
6.00%, 1/1/2037	5,550	6,339
6.00%, 12/1/2037	5,368	6,136
6.00%, 10/1/2038	3,952	4,320
6.00%, 3/1/2040	3,133	3,594
6.00%, 5/1/2040	578,703	661,779
6.25%, 7/15/2032	2,866,000	4,113,914
6.50%, 11/1/2037	60,892	70,651
6.50%, 2/1/2038	9,961	10,923
6.50%, 9/1/2038	157,273	183,770
6.50%, 9/1/2039	81,832	95,255
6.75%, 3/15/2031	601,000	871,564
2.75%, 6/19/2023	645,000	668,465
Series GDIF, 6.75%, 9/15/2029	185,000	260,582
Series GMTN, 1.88%, 11/17/2020	150,000	149,938
Series K015, Class A2, 3.23%, 7/25/2021	1,000,000	1,015,735
Series K025, Class A1, 1.88%, 4/25/2022	247,890	246,638
Series K029, Class A1, 2.84%, 10/25/2022	274,444	276,361
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,054,782
Series K040, Class A2, 3.24%, 9/25/2024	700,000	734,963

See accompanying notes to financial statements.
24

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series K041, Class A2, 3.17%, 10/25/2024	$ 750,000	$ 785,378
Series K049, Class A2, 3.01%, 7/25/2025	350,000	364,429
Series K053, Class A2, 3.00%, 12/25/2025	350,000	364,390
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	1,022,317
Series K064, Class A2, 3.22%, 3/25/2027	800,000	845,186
Series K067, Class AM, 3.28%, 8/25/2027	500,000	526,526
Series K069, Class A2, 3.19%, 9/25/2027 (b)	1,500,000	1,581,288
Series K070, Class A2, 3.30%, 11/25/2027 (b)	1,500,000	1,594,343
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	2,158,112
Series K078, Class A2, 3.85%, 6/25/2028	1,000,000	1,105,743
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,279,051
Series K085, Class A2, 4.06%, 10/25/2028 (b)	2,200,000	2,474,086
Series K086, Class A2, 3.86%, 11/25/2028 (b)	799,999	887,816
Series K087, Class A2, 3.77%, 12/25/2028	270,000	297,720
Series K092, Class A2, 3.30%, 4/25/2029	500,000	532,985
Series K093, Class A2, 2.98%, 5/25/2029	500,000	519,402
Series K723, Class A2, 2.45%, 8/25/2023	650,000	657,813
Series K730, Class A2, 3.59%, 1/25/2025 (b)	1,000,000	1,066,125
Series K030, Class A2, VRN 3.25%, 4/25/2023 (b)	1,000,000	1,039,556
Series K159, Class A3, VRN 3.95%, 11/25/2033 (b)	666,667	748,554
Federal National Mortgage Association:
1.25%, 5/6/2021	454,000	449,542
1.25%, 8/17/2021	1,239,000	1,224,652
1.38%, 2/26/2021	906,000	899,169
1.38%, 10/7/2021	286,000	283,183
1.50%, 11/30/2020	167,000	165,970
1.88%, 12/28/2020	250,000	250,037
1.88%, 4/5/2022	205,000	205,351
1.88%, 9/24/2026 (c)	1,019,000	1,009,218
2.00%, 1/5/2022	1,350,000	1,356,021
2.00%, 10/5/2022	1,200,000	1,207,824
2.13%, 4/24/2026	460,000	462,351
2.50%, 7/1/2028	620,191	626,411
2.50% 8/1/2028	927,402	936,704
2.50%, 10/1/2028	425,926	430,198
2.50%, 3/1/2029	1,580,620	1,594,868
Security Description	Principal Amount	Value
2.50%, 2/1/2030	$ 707,802	$ 714,638
2.50%, 5/1/2030	1,081,186	1,091,543
2.50%, 7/1/2030	371,310	374,867
2.50%, 2/1/2031	1,297,783	1,310,214
2.50%, 8/1/2031	3,046,877	3,072,144
2.50%, 12/1/2032	2,492,390	2,511,481
2.50%, 1/1/2033	3,682,921	3,711,132
2.50%, 10/1/2042	419,796	419,197
2.63%, 9/6/2024	2,690,000	2,792,623
2.75%, 6/22/2021	1,000,000	1,018,250
2.88%, 10/30/2020	1,836,000	1,859,152
2.88%, 9/12/2023	1,100,000	1,146,134
3.00%, 8/1/2027	364,546	372,367
3.00%, 11/1/2028	703,085	718,730
3.00%, 6/1/2029	198,916	203,320
3.00% 8/1/2029	1,026,671	1,049,399
3.00%, 9/1/2029	405,795	414,778
3.00%, 6/1/2030	615,044	628,792
3.00%, 9/1/2030	106,908	109,297
3.00%, 11/1/2030	246,420	251,928
3.00%, 12/1/2030	829,359	847,897
3.00%, 6/1/2032	5,429,414	5,540,658
3.00%, 10/1/2032	1,588,839	1,621,394
3.00%, 1/1/2033	1,097,863	1,120,357
3.00%, 2/1/2033	2,508,126	2,559,518
3.00%, 2/1/2034	4,569,655	4,659,006
3.00%, 2/1/2035	442,757	451,769
3.00%, 3/1/2035	357,960	364,967
3.00%, 2/1/2036	945,034	963,534
3.00%, 11/1/2036	2,206,261	2,247,322
3.00%, 1/1/2037	2,385,474	2,429,871
3.00%, 9/1/2037	2,396,578	2,440,853
3.00%, 1/1/2038	3,605,340	3,671,945
3.00%, 12/1/2042	561,101	571,653
3.00%, 1/1/2043	1,054,786	1,074,622
3.00%, 3/1/2043	1,174,946	1,196,860
3.00%, 4/1/2043	294,241	299,729
3.00% 5/1/2043	3,115,145	3,173,244
3.00% 6/1/2043	2,207,768	2,248,946
3.00% 7/1/2043	2,022,054	2,059,766
3.00%, 8/1/2043	895,883	912,731
3.00%, 2/1/2044	8,971,683	9,139,011
3.00%, 5/1/2045	7,395,333	7,533,261
3.00%, 8/1/2045	11,880,359	12,101,936
3.00%, 9/1/2045	1,023,736	1,039,974
3.00% 11/1/2045	2,323,495	2,360,348
3.00%, 5/1/2046	2,326,725	2,359,023
3.00%, 8/1/2046	2,572,940	2,608,656
3.00%, 9/1/2046	2,478,312	2,512,714
3.00%, 10/1/2046	906,645	919,231
3.00% 11/1/2046	7,276,424	7,402,409
3.00% 1/1/2047	7,265,269	7,366,120
3.00%, 3/1/2047	480,855	487,530
3.00%, 7/1/2047	6,079,865	6,164,261
3.00%, 2/1/2048	8,110,201	8,202,401

See accompanying notes to financial statements.
25

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.50%, 10/1/2025	$ 131,164	$ 135,385
3.50%, 11/1/2025	157,357	162,421
3.50%, 3/1/2026	96,304	99,438
3.50%, 1/1/2027	510,616	527,049
3.50%, 5/1/2029	200,007	206,970
3.50%, 1/1/2030	351,662	363,905
3.50%, 6/1/2033	3,586,543	3,703,713
3.50%, 6/1/2034	783,952	812,434
3.50%, 7/1/2034	1,452,011	1,504,765
3.50%, 2/1/2037	760,068	786,434
3.50%, 2/1/2038	444,470	462,088
3.50%, 4/1/2038	3,250,628	3,351,776
3.50%, 5/1/2038	1,205,644	1,243,176
3.50%, 12/1/2040	863,372	894,020
3.50%, 5/1/2042	1,745,557	1,808,692
3.50%, 8/1/2042	634,961	657,927
3.50%, 10/1/2042	686,662	711,498
3.50%, 1/1/2043	244,691	253,541
3.50%, 5/1/2043	233,528	241,675
3.50%, 7/1/2043	855,828	885,685
3.50%, 1/1/2044	842,963	872,371
3.50%, 10/1/2044	614,702	635,100
3.50% 1/1/2045	1,056,722	1,091,788
3.50%, 2/1/2045	12,364,353	12,811,562
3.50%, 4/1/2045	1,203,357	1,239,450
3.50% 8/1/2045	2,506,367	2,585,609
3.50% 11/1/2045	7,252,095	7,469,612
3.50% 12/1/2045	5,531,006	5,696,902
3.50%, 1/1/2046	1,871,618	1,927,754
3.50% 2/1/2046	6,161,258	6,345,298
3.50%, 10/1/2046	2,552,717	2,628,327
3.50% 5/1/2047	6,803,795	7,005,318
3.50%, 7/1/2047	3,367,162	3,484,629
3.50%, 10/1/2047	868,304	893,557
3.50% 11/1/2047	14,421,739	14,841,164
3.50% 1/1/2048	10,201,715	10,498,408
3.50% 2/1/2048	12,702,689	13,075,784
3.50%, 6/1/2048	6,631,541	6,795,047
3.50%, 8/1/2048	933,322	956,333
3.50%, 9/1/2048	2,869,899	2,942,679
3.50%, 7/1/2049	13,400,000	13,705,654
4.00%, 1/1/2020	130	130
4.00%, 4/1/2024	72,513	75,265
4.00%, 1/1/2025	73,671	76,468
4.00%, 3/1/2026	56,115	58,385
4.00%, 12/1/2034	436,244	458,215
4.00%, 3/1/2037	1,391,836	1,456,843
4.00%, 3/1/2038	1,737,391	1,812,480
4.00%, 6/1/2038	1,341,322	1,399,280
4.00% 12/1/2040	1,195,452	1,262,269
4.00%, 3/1/2041	917,298	967,804
4.00%, 12/1/2041	1,023,089	1,079,419
4.00%, 2/1/2042	237,335	250,403
4.00%, 10/1/2043	646,639	678,901
4.00%, 12/1/2043	88,741	93,168
Security Description	Principal Amount	Value
4.00%, 5/1/2044	$ 1,985,391	$ 2,096,360
4.00%, 6/1/2044	606,284	635,723
4.00% 7/1/2044	630,895	661,529
4.00%, 9/1/2044	503,071	527,499
4.00% 10/1/2044	785,442	823,581
4.00%, 12/1/2044	683,252	716,428
4.00%, 1/1/2045	1,684,307	1,772,640
4.00%, 3/1/2045	570,176	596,089
4.00%, 5/1/2045	882,986	923,116
4.00%, 6/1/2045	1,460,011	1,530,904
4.00%, 7/1/2045	894,290	934,933
4.00%, 9/1/2045	1,330,285	1,390,743
4.00%, 12/1/2045	781,137	816,638
4.00%, 4/1/2046	1,083,909	1,131,499
4.00%, 11/1/2046	711,193	742,419
4.00%, 4/1/2047	11,893,182	12,384,305
4.00% 4/1/2047	8,295,067	8,646,214
4.00%, 7/1/2047	395,764	412,107
4.00%, 8/1/2047	1,622,290	1,689,282
4.00%, 12/1/2047	15,254,077	15,883,986
4.00%, 1/1/2048	5,834,623	6,075,561
4.00%, 2/1/2048	2,597,938	2,705,218
4.00%, 5/1/2048	444,253	459,635
4.00%, 6/1/2048	6,291,571	6,509,413
4.00%, 7/1/2048	3,590,854	3,721,339
4.00%, 8/1/2048	6,569,502	6,796,966
4.00%, 9/1/2048	7,906,111	8,179,854
4.00% 11/1/2048	6,654,726	6,890,844
4.00%, 3/1/2049	2,501,588	2,590,545
4.50% 4/1/2023	152,129	156,599
4.50%, 8/1/2023	250	255
4.50%, 4/1/2031	238,895	253,339
4.50%, 4/1/2039	536,565	576,547
4.50%, 4/1/2040	506,867	543,232
4.50%, 10/1/2040	298,580	320,001
4.50%, 2/1/2041	614,329	658,535
4.50%, 5/1/2041	310,936	333,244
4.50%, 1/1/2042	1,047,477	1,122,851
4.50%, 9/1/2043	229,371	244,409
4.50% 12/1/2043	710,228	756,793
4.50%, 1/1/2044	172,562	183,876
4.50%, 2/1/2044	340,813	363,158
4.50% 6/1/2044	833,267	887,775
4.50%, 3/1/2046	1,219,253	1,306,726
4.50%, 9/1/2047	446,087	470,049
4.50%, 11/1/2047	3,187,978	3,359,224
4.50%, 4/1/2048	1,798,373	1,879,648
4.50% 8/1/2048	11,525,327	12,090,865
4.50%, 11/1/2048	2,704,372	2,837,073
4.50%, 12/1/2048	3,279,943	3,440,887
4.50% 1/1/2049	8,598,548	9,016,604
5.00%, 7/1/2035	459,649	496,901
5.00%, 7/1/2040	215,153	231,479
5.00%, 1/1/2042	668,606	719,341
5.00%, 3/1/2042	606,414	652,429

See accompanying notes to financial statements.
26

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 12/1/2043	$ 147,137	$ 158,615
5.00%, 7/1/2044	527,350	564,960
5.00%, 6/1/2048	2,276,760	2,407,771
5.00%, 9/1/2048	3,148,149	3,329,302
5.50%, 7/1/2035	206,216	224,481
5.50% 6/1/2038	71,326	78,185
5.50%, 12/1/2038	212,872	232,909
5.50%, 12/1/2039	337,570	370,028
5.50%, 4/1/2040	227,543	252,232
5.50%, 9/1/2040	28,185	30,896
5.50%, 7/1/2041	371,781	404,642
5.50%, 5/1/2044	4,486,652	4,884,049
6.00%, 2/1/2037	201,017	226,728
6.00%, 10/1/2039	262,941	300,749
6.00%, 4/1/2040	360,261	414,556
6.25%, 5/15/2029	80,000	108,098
6.63%, 11/15/2030	1,849,000	2,643,312
7.13%, 1/15/2030	325,000	471,286
7.25%, 5/15/2030	1,125,000	1,657,811
Class A2, 3.27%, 1/25/2029	500,000	528,488
Series 2011-M4, Class A2, 3.73%, 6/25/2021	867,452	883,077
Series 2013-M12, Class APT, 2.48%, 3/25/2023 (b)	589,824	596,170
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (b)	381,958	402,411
Series 2016-M4, Class AL, 3.27%, 1/25/2039	218,968	229,439
Series 2017-M8, Class A1, 2.65%, 5/25/2027	628,324	640,006
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (b)	600,000	622,721
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (b)	750,000	773,262
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (b)	861,702	933,700
Series 2019-M9, Class A2, 2.94%, 4/25/2029	750,000	771,758
TBA 2.50%, 7/1/2034 (d)	7,500,000	7,550,850
TBA 3.00%, 7/1/2034 (d)	7,525,000	7,672,038
TBA 3.00%, 7/1/2049 (d)	6,000,000	6,050,520
TBA 3.50%, 7/1/2034 (d)	6,150,000	6,347,353
TBA 3.50%, 7/1/2049 (d)	6,850,000	7,002,138
TBA 4.00%, 7/1/2034 (d)	5,500,000	5,708,780
TBA 4.00%, 7/1/2049 (d)	15,000,000	15,502,050
TBA 4.50%, 7/1/2049 (d)	9,850,000	10,291,083
TBA 5.00%, 7/1/2049 (d)	9,000,000	9,511,020
Series 2013-M14, Class APT, VRN 2.71%, 4/25/2023 (b)	446,789	454,624
Series 2014-M2, Class A2, VRN 3.51%, 12/25/2023 (b)	852,973	897,128
Series 2017-M15, Class ATS2, VRN 3.20%, 11/25/2027 (b)	700,000	734,926
Series 2018-M1, Class A2, VRN 3.09%, 12/25/2027 (b)	130,000	134,923
Security Description	Principal Amount	Value
Series 2018-M5, Class A2, VRN 3.56%, 9/25/2021 (b)	$ 218,114	$ 221,032
Government National Mortgage Association:
3.00% 12/15/2042	730,181	748,770
3.00% 12/20/2042	1,369,829	1,410,289
3.00%, 2/20/2043	1,254,917	1,291,982
3.00%, 4/20/2043	1,239,151	1,273,663
3.00%, 6/20/2043	848,522	872,155
3.00%, 12/20/2044	443,896	455,437
3.00%, 3/20/2045	499,536	511,782
3.00%, 4/20/2045	766,931	785,732
3.00%, 8/20/2045	1,093,931	1,120,748
3.00%, 1/20/2046	613,187	628,219
3.00%, 4/20/2046	1,215,296	1,243,586
3.00%, 5/20/2046	2,647,816	2,709,452
3.00%, 9/20/2046	2,343,415	2,397,965
3.00%, 10/20/2046	8,317,367	8,510,979
3.00%, 11/20/2046	1,310,084	1,340,580
3.00%, 1/20/2047	2,268,369	2,321,173
3.00%, 6/20/2047	807,763	825,945
3.00%, 7/20/2047	7,249,839	7,413,027
3.00%, 10/20/2047	5,141,092	5,256,814
3.00%, 11/20/2047	3,361,515	3,437,180
3.00%, 12/20/2047	2,994,114	3,061,509
3.00%, 1/20/2048	2,717,309	2,778,473
3.00%, 2/20/2048	3,172,343	3,243,750
3.00%, 3/20/2048	12,328,870	12,606,383
3.50%, 2/15/2042	788,263	823,235
3.50%, 6/20/2042	755,259	790,218
3.50%, 1/20/2043	2,953,121	3,089,813
3.50%, 4/15/2043	190,870	198,795
3.50%, 4/20/2043	762,438	797,729
3.50%, 7/20/2043	1,884,522	1,967,679
3.50%, 10/20/2043	369,372	385,671
3.50%, 12/20/2043	161,938	169,084
3.50%, 1/20/2044	332,111	346,765
3.50%, 3/20/2044	314,069	327,928
3.50%, 9/20/2044	5,071,052	5,291,295
3.50%, 10/20/2044	616,384	643,155
3.50%, 12/20/2044	469,432	489,820
3.50%, 2/20/2045	361,642	377,348
3.50%, 3/20/2045	429,928	447,010
3.50% 4/20/2045	2,675,299	2,781,601
3.50%, 6/20/2045	2,551,789	2,653,183
3.50%, 10/20/2045	7,869,210	8,181,889
3.50%, 11/20/2045	255,308	265,452
3.50%, 1/20/2046	3,322,353	3,454,365
3.50%, 3/20/2046	2,138,664	2,215,534
3.50%, 4/20/2046	1,866,494	1,933,582
3.50%, 5/20/2046	1,921,798	1,990,874
3.50%, 10/20/2046	1,166,448	1,208,373
3.50%, 2/20/2047	5,919,284	6,132,041
3.50%, 3/20/2047	1,285,870	1,330,555
3.50%, 5/20/2047	1,322,788	1,368,756

See accompanying notes to financial statements.
27

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.50%, 6/20/2047	$ 804,907	$ 832,878
3.50%, 8/20/2047	1,184,840	1,226,014
3.50%, 9/20/2047	1,281,443	1,325,974
3.50%, 10/20/2047	824,269	852,913
3.50%, 11/20/2047	4,176,035	4,321,155
3.50%, 12/20/2047	5,792,525	5,993,820
3.50%, 1/20/2048	20,744,056	21,464,930
3.50%, 2/20/2048	5,176,707	5,356,602
3.50%, 3/20/2048	9,174,580	9,480,851
3.50%, 4/20/2048	5,387,126	5,566,963
3.50%, 6/20/2048	3,212,878	3,320,132
3.50%, 8/20/2048	2,441,128	2,522,620
4.00%, 4/15/2040	694,101	731,013
4.00%, 6/15/2040	42,158	44,400
4.00%, 3/20/2044	119,092	125,620
4.00%, 4/20/2044	596,546	629,249
4.00%, 6/20/2044	255,683	269,700
4.00%, 8/20/2044	266,833	281,461
4.00%, 9/20/2044	466,144	491,698
4.00%, 10/20/2044	243,783	257,147
4.00%, 12/20/2044	593,091	625,604
4.00%, 2/20/2045	420,991	444,070
4.00%, 5/15/2045	604,971	636,139
4.00%, 7/20/2045	3,130,711	3,296,407
4.00%, 8/20/2045	425,684	448,214
4.00%, 9/20/2045	8,001,931	8,425,440
4.00%, 10/20/2045	613,192	645,646
4.00%, 11/20/2045	2,195,741	2,311,953
4.00%, 5/20/2046	143,021	149,607
4.00%, 3/20/2047	1,462,971	1,530,342
4.00%, 4/20/2047	577,825	603,536
4.00%, 6/20/2047	4,196,365	4,383,087
4.00%, 7/20/2047	1,174,958	1,227,239
4.00%, 8/20/2047	1,855,451	1,938,011
4.00%, 9/20/2047	781,974	816,769
4.00%, 12/20/2047	6,969,262	7,279,367
4.00%, 2/20/2048	6,528,740	6,819,244
4.00%, 7/20/2048	1,337,178	1,387,266
4.00%, 8/20/2048	10,545,752	10,940,778
4.00%, 9/20/2048	2,828,730	2,934,689
4.50%, 6/15/2039	35,806	38,082
4.50%, 7/15/2039	154,332	164,140
4.50%, 4/15/2040	552,560	583,874
4.50% 6/15/2040	328,786	347,418
4.50%, 3/15/2041	181,721	192,020
4.50%, 6/15/2041	158,838	167,839
4.50%, 9/20/2041	155,367	165,286
4.50%, 12/15/2041	37,373	39,491
4.50%, 1/15/2042	127,261	135,350
4.50%, 10/20/2043	103,662	110,734
4.50%, 4/20/2044	266,343	284,515
4.50%, 11/20/2044	574,661	612,327
4.50%, 12/20/2044	175,477	186,978
4.50%, 7/20/2045	3,647,399	3,886,462
4.50%, 8/20/2045	328,556	350,091
Security Description	Principal Amount	Value
4.50%, 9/20/2045	$ 159,770	$ 170,242
4.50%, 10/20/2045	588,952	627,554
4.50%, 4/20/2046	326,101	347,475
4.50%, 9/20/2047	381,807	401,026
4.50%, 11/20/2047	1,781,751	1,871,437
4.50%, 12/20/2047	1,561,528	1,640,129
4.50%, 1/20/2048	1,469,170	1,543,122
4.50%, 6/20/2048	4,912,398	5,125,737
4.50%, 8/20/2048	7,630,386	7,961,764
5.00%, 12/15/2038	180,781	194,601
5.00% 4/15/2039	357,627	384,910
5.00%, 5/15/2039	32,435	34,909
5.00%, 11/20/2041	894,020	957,432
5.00%, 5/20/2044	171,740	186,623
5.00%, 11/20/2044	207,828	226,076
5.00%, 1/20/2048	1,670,772	1,756,168
5.00%, 5/20/2048	2,569,555	2,690,281
5.00%, 7/20/2048	368,952	386,481
5.00%, 9/20/2048	2,022,716	2,118,813
5.00%, 11/20/2048	2,892,794	3,030,227
5.50%, 6/15/2038	227,103	246,125
5.50%, 7/15/2038	284,692	316,256
5.50%, 2/15/2039	47,182	53,538
5.50%, 5/20/2044	270,370	306,196
6.00%, 1/15/2038	33,255	37,969
6.00%, 4/15/2038	77,600	89,060
6.00%, 6/15/2041	126,398	148,321
TBA 3.00%, 7/1/2049 (d)	6,925,000	7,074,511
TBA 3.50%, 7/1/2049 (d)	4,191,716	4,329,623
TBA 4.00%, 7/1/2049 (d)	13,925,000	14,434,655
TBA 4.50%, 7/1/2049 (d)	9,900,000	10,319,067
TBA 5.00%, 7/1/2049 (d)	3,100,000	3,240,275
Other Securities		13,781,035
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,157,066,347)		1,177,216,266
U.S. TREASURY OBLIGATIONS — 38.8%
Treasury Bonds:
2.25%, 8/15/2046	2,506,000	2,367,387
2.50%, 2/15/2045	3,399,000	3,386,254
2.50%, 2/15/2046	3,681,800	3,662,240
2.50%, 5/15/2046	2,850,000	2,833,969
2.75%, 8/15/2042	5,251,000	5,509,448
2.75%, 11/15/2042	19,282,000	20,209,946
2.75%, 8/15/2047	7,400,000	7,722,594
2.75%, 11/15/2047	17,200,000	17,952,500
2.88%, 5/15/2043	1,900,000	2,032,109
2.88%, 8/15/2045	3,700,000	3,954,375
2.88%, 11/15/2046	2,109,700	2,257,709
3.00%, 11/15/2044	1,464,000	1,599,191
3.00%, 5/15/2045	200,000	218,719
3.00%, 11/15/2045	2,900,000	3,173,688
3.00%, 2/15/2047	6,450,000	7,072,828

See accompanying notes to financial statements.
28

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.00%, 5/15/2047	$ 10,200,000	$ 11,172,187
3.00%, 2/15/2048	13,150,000	14,403,359
3.00%, 8/15/2048	20,450,000	22,427,898
3.00%, 2/15/2049	7,100,000	7,798,906
3.13%, 11/15/2041	2,518,000	2,817,799
3.13%, 2/15/2042	2,197,000	2,456,521
3.13%, 2/15/2043	1,240,000	1,382,794
3.13%, 8/15/2044	2,078,000	2,318,269
3.13%, 5/15/2048	14,000,000	15,710,625
3.38%, 5/15/2044	2,164,000	2,514,974
3.38%, 11/15/2048	9,500,000	11,183,281
3.50%, 2/15/2039	700,000	831,250
3.63%, 8/15/2043	3,950,000	4,767,773
3.63%, 2/15/2044	1,940,000	2,344,066
3.75%, 8/15/2041	150,000	184,172
3.75%, 11/15/2043	3,762,000	4,631,375
3.88%, 8/15/2040	150,000	187,336
4.25%, 11/15/2040	400,000	524,750
4.38%, 2/15/2038	2,235,000	2,954,041
4.38%, 11/15/2039	500,000	664,688
4.38%, 5/15/2040	10,350,000	13,780,055
4.38%, 5/15/2041	1,500,000	2,002,969
4.50%, 2/15/2036	502,000	662,248
4.50%, 5/15/2038	5,000,000	6,715,625
4.63%, 2/15/2040	34,770,000	47,732,691
4.75%, 2/15/2037	546,000	747,508
4.75%, 2/15/2041	5,400,000	7,555,781
5.25%, 11/15/2028	262,000	334,992
5.25%, 2/15/2029	250,000	321,016
5.50%, 8/15/2028	452,000	584,704
6.13%, 11/15/2027	686,000	907,021
6.25%, 8/15/2023	300,000	353,461
6.50%, 11/15/2026	1,054,000	1,386,175
6.88%, 8/15/2025	50,000	64,492
7.13%, 2/15/2023	524,000	622,455
7.50%, 11/15/2024	6,100,000	7,869,477
7.88%, 2/15/2021	172,000	188,488
8.75%, 8/15/2020	345,000	370,983
Treasury Notes:
1.13%, 2/28/2021	6,700,000	6,624,887
1.13%, 6/30/2021	400,000	395,141
1.13%, 9/30/2021	3,199,600	3,157,355
1.25%, 3/31/2021	4,105,600	4,067,591
1.25%, 10/31/2021	1,950,000	1,928,367
1.38%, 8/31/2020	4,380,000	4,353,138
1.38%, 1/31/2021	3,300,000	3,277,055
1.38%, 4/30/2021	6,624,000	6,575,614
1.38%, 5/31/2021	600,000	595,570
1.38%, 6/30/2023	4,000,000	3,944,688
1.50%, 7/15/2020	3,250,000	3,235,146
1.50%, 8/15/2020	7,125,000	7,092,158
1.50%, 1/31/2022	850,000	845,219
1.50%, 2/28/2023	23,770,000	23,580,583
1.50%, 3/31/2023	1,796,000	1,781,267
1.50%, 8/15/2026	2,392,000	2,331,453
Security Description	Principal Amount	Value
1.63%, 7/31/2020	$ 250,000	$ 249,180
1.63%, 10/15/2020	9,150,000	9,121,049
1.63%, 11/30/2020	2,000,000	1,993,750
1.63%, 8/15/2022	1,972,000	1,965,992
1.63%, 8/31/2022	9,000,000	8,971,172
1.63%, 11/15/2022	3,964,000	3,950,683
1.63%, 4/30/2023	1,100,000	1,095,617
1.63%, 5/31/2023	884,000	880,547
1.63%, 10/31/2023	4,730,000	4,706,350
1.63%, 5/15/2026	300,000	295,219
1.75%, 10/31/2020	1,900,000	1,896,883
1.75%, 11/15/2020	9,825,000	9,811,184
1.75%, 12/31/2020	1,000,000	998,750
1.75%, 3/31/2022	500,000	500,313
1.75%, 5/15/2022	3,432,000	3,434,413
1.75%, 5/31/2022	3,650,000	3,652,566
1.75%, 6/30/2022	8,450,000	8,460,562
1.75%, 9/30/2022	2,470,000	2,471,737
1.75%, 1/31/2023	2,100,000	2,101,477
1.75%, 5/15/2023	3,610,000	3,612,256
1.88%, 12/15/2020	20,400,000	20,410,359
1.88%, 1/31/2022	5,399,600	5,418,583
1.88%, 2/28/2022	3,750,000	3,764,063
1.88%, 3/31/2022	2,600,000	2,611,578
1.88%, 4/30/2022	4,850,000	4,869,703
1.88%, 7/31/2022	8,200,000	8,237,156
1.88%, 8/31/2022	2,330,000	2,340,558
1.88%, 9/30/2022	14,900,000	14,973,336
1.88%, 10/31/2022	47,000	47,231
1.88%, 8/31/2024	2,150,000	2,160,582
2.00%, 7/31/2020	634,000	634,421
2.00%, 9/30/2020	400,000	400,594
2.00%, 11/30/2020	3,300,000	3,307,090
2.00%, 1/15/2021	9,900,000	9,925,523
2.00%, 2/28/2021	518,000	519,578
2.00%, 5/31/2021	300,000	301,301
2.00%, 8/31/2021	1,913,600	1,923,766
2.00%, 10/31/2021	2,800,000	2,817,063
2.00%, 11/15/2021	1,103,800	1,110,957
2.00%, 12/31/2021	6,275,000	6,317,650
2.00%, 2/15/2022	780,000	785,484
2.00%, 10/31/2022	31,400,000	31,677,203
2.00%, 11/30/2022	5,045,000	5,090,720
2.00%, 2/15/2023	9,040,000	9,125,456
2.00%, 2/15/2025	3,206,000	3,238,561
2.00%, 8/15/2025	200,000	201,906
2.13%, 8/31/2020	994,000	996,369
2.13%, 1/31/2021	650,000	653,021
2.13%, 5/31/2021	6,000,000	6,041,016
2.13%, 6/30/2021	1,000,000	1,007,266
2.13%, 8/15/2021	3,201,600	3,226,112
2.13%, 9/30/2021	475,000	479,045
2.13%, 12/31/2021	809,800	817,582
2.13%, 5/15/2022	5,542,000	5,604,347
2.13%, 6/30/2022	500,000	505,938

See accompanying notes to financial statements.
29

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
2.13%, 12/31/2022	$ 3,000,000	$ 3,041,016
2.13%, 11/30/2023	2,000,000	2,031,875
2.13%, 2/29/2024	4,000,000	4,066,250
2.13%, 7/31/2024	2,600,000	2,644,078
2.13%, 9/30/2024	1,550,000	1,576,156
2.13%, 11/30/2024	7,000,000	7,119,766
2.13%, 5/15/2025	4,549,000	4,625,764
2.13%, 5/31/2026	4,600,000	4,676,187
2.25%, 2/15/2021	10,900,000	10,974,937
2.25%, 3/31/2021	21,483,600	21,652,280
2.25%, 4/30/2021	1,000,000	1,008,516
2.25%, 7/31/2021	800,000	808,000
2.25%, 4/15/2022	7,400,000	7,504,641
2.25%, 12/31/2023	1,854,000	1,894,122
2.25%, 1/31/2024	3,600,000	3,678,469
2.25%, 4/30/2024	18,350,000	18,767,176
2.25%, 10/31/2024	10,000,000	10,232,812
2.25%, 11/15/2024	12,344,000	12,631,384
2.25%, 12/31/2024	15,000,000	15,352,734
2.25%, 11/15/2025	1,400,000	1,433,797
2.25%, 2/15/2027	9,176,000	9,403,966
2.25%, 8/15/2027	6,600,000	6,759,844
2.25%, 11/15/2027	19,050,000	19,502,437
2.38%, 12/31/2020	2,542,000	2,562,157
2.38%, 3/15/2021	10,000,000	10,097,266
2.38%, 4/15/2021	6,925,000	6,995,873
2.38%, 3/15/2022	23,500,000	23,918,594
2.38%, 1/31/2023	14,900,000	15,232,922
2.38%, 2/29/2024	3,500,000	3,598,711
2.38%, 8/15/2024	2,955,000	3,041,341
2.38%, 4/30/2026	13,300,000	13,734,328
2.38%, 5/15/2027	12,600,000	13,027,219
2.38%, 5/15/2029 (c)	14,000,000	14,468,125
2.50%, 12/31/2020	35,300,000	35,644,727
2.50%, 1/31/2021	5,150,000	5,204,316
2.50%, 2/28/2021	20,100,000	20,327,695
2.50%, 1/15/2022	18,000,000	18,341,719
2.50%, 2/15/2022	5,500,000	5,608,281
2.50%, 3/31/2023	7,300,000	7,503,602
2.50%, 8/15/2023	2,308,000	2,377,961
2.50%, 1/31/2024	20,700,000	21,380,836
2.50%, 5/15/2024	9,694,000	10,027,989
2.50%, 1/31/2025	15,650,000	16,229,539
2.63%, 7/31/2020	7,900,000	7,958,633
2.63%, 8/15/2020	4,374,000	4,408,343
2.63%, 8/31/2020	7,600,000	7,662,344
2.63%, 11/15/2020	11,696,000	11,816,615
2.63%, 5/15/2021	6,900,000	7,007,004
2.63%, 6/15/2021	6,000,000	6,100,547
2.63%, 7/15/2021	6,050,000	6,155,402
2.63%, 12/15/2021	10,025,000	10,245,080
2.63%, 2/28/2023	14,050,000	14,494,551
2.63%, 6/30/2023	8,700,000	8,999,062
2.63%, 12/31/2023	9,200,000	9,547,156
2.63%, 3/31/2025	3,210,000	3,351,691
Security Description	Principal Amount	Value
2.63%, 12/31/2025	$ 11,000,000	$ 11,519,062
2.63%, 1/31/2026	48,000,000	50,280,000
2.63%, 2/15/2029	20,650,000	21,776,070
2.75%, 9/30/2020	10,750,000	10,863,799
2.75%, 11/30/2020	19,200,000	19,441,500
2.75%, 8/15/2021	6,350,000	6,481,961
2.75%, 9/15/2021	6,300,000	6,440,273
2.75%, 4/30/2023	23,400,000	24,279,328
2.75%, 5/31/2023	30,350,000	31,511,836
2.75%, 7/31/2023	4,150,000	4,314,703
2.75%, 8/31/2023	17,100,000	17,792,016
2.75%, 11/15/2023	10,383,000	10,820,222
2.75%, 2/15/2024	4,618,000	4,822,563
2.75%, 2/28/2025	10,000,000	10,505,469
2.75%, 6/30/2025	10,500,000	11,050,430
2.75%, 8/31/2025	6,600,000	6,951,141
2.75%, 2/15/2028	5,550,000	5,901,211
2.88%, 10/31/2020	31,050,000	31,457,531
2.88%, 10/15/2021	7,050,000	7,229,555
2.88%, 11/15/2021	10,000,000	10,264,062
2.88%, 9/30/2023	14,100,000	14,751,024
2.88%, 10/31/2023	7,750,000	8,113,887
2.88%, 11/30/2023	11,750,000	12,313,633
2.88%, 4/30/2025	2,100,000	2,222,391
2.88%, 5/31/2025	10,200,000	10,800,047
2.88%, 7/31/2025	7,050,000	7,472,449
2.88%, 11/30/2025	10,000,000	10,620,312
2.88%, 5/15/2028	12,950,000	13,907,086
2.88%, 8/15/2028	13,300,000	14,293,344
2.88%, 5/15/2049	12,800,000	13,732,000
3.00%, 9/30/2025	5,200,000	5,555,062
3.00%, 10/31/2025	25,000,000	26,720,703
3.13%, 5/15/2021	348,400	356,960
3.13%, 11/15/2028	13,100,000	14,369,062
3.63%, 2/15/2021	11,356,000	11,682,041
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,528,080,763)		1,581,993,781

MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Other Securities	5,620,807
CONNECTICUT — 0.0% (a)
Other Security	115,296
GEORGIA — 0.0% (a)
Other Securities	715,575
ILLINOIS — 0.1%
Other Securities	2,873,000
KANSAS — 0.0% (a)
Other Security	61,304

See accompanying notes to financial statements.
30

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (a)
Other Securities		$ 693,381
MISSISSIPPI — 0.0% (a)
Other Security		122,010
MISSOURI — 0.0% (a)
Other Security		199,544
NEW JERSEY — 0.0% (a)
Other Securities		1,206,539
NEW YORK — 0.1%
Other Securities		2,270,034
OHIO — 0.0% (a)
Other Securities		471,920
OREGON — 0.0% (a)
Other Security		120,556
PENNSYLVANIA — 0.0% (a)
Other Securities		207,983
SOUTH CAROLINA — 0.0% (a)
Other Security		99,149
TENNESSEE — 0.0% (a)
Other Security		10,777
TEXAS — 0.1%
Other Securities		1,664,225
WASHINGTON — 0.0% (a)
Other Security		251,558
WISCONSIN — 0.0% (a)
Other Security		167,370
TOTAL MUNICIPAL BONDS & NOTES (Cost $15,308,798)		16,871,028

MORTGAGE-BACKED SECURITIES — 1.2%
Other Securities	49,015,680
TOTAL MORTGAGE-BACKED SECURITIES (Cost $47,239,895)	49,015,680
Shares
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	142,996,702	142,996,702
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (g) (h)	20,243,076	$ 20,243,076
TOTAL SHORT-TERM INVESTMENTS (Cost $163,239,778)		163,239,778
TOTAL INVESTMENTS — 103.1% (Cost $4,074,414,762)		4,203,547,891
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(126,814,424)
NET ASSETS — 100.0%		$ 4,076,733,467
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	Security, or a portion of the security has been designated as collateral for TBA securities.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
GMTN=	Global Medium Term Note
TBA=	To Be Announced
VRN=	Variable Rate Note

See accompanying notes to financial statements.
31

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$ —	$ 18,428,533	$—	$ 18,428,533
Corporate Bonds & Notes	—	1,050,429,381	—	1,050,429,381
Foreign Government Obligations	—	146,353,444	—	146,353,444
Mortgage-Backed Securities	—	49,015,680	—	49,015,680
U.S. Government Agency Obligations	—	1,177,216,266	—	1,177,216,266
Municipal Bonds & Notes	—	16,871,028	—	16,871,028
U.S. Treasury Obligations	—	1,581,993,781	—	1,581,993,781
Short-Term Investments	163,239,778	—	—	163,239,778
TOTAL INVESTMENTS	$163,239,778	$4,040,308,113	$—	$4,203,547,891
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	257,454,873	$257,454,873	$ 690,162,869	$ 804,621,040	$—	$—	142,996,702	$142,996,702	$2,687,652
State Street Navigator Securities Lending Government Money Market Portfolio	23,059,826	23,059,826	211,974,285	235,034,111	—	—	—	—	64,541
State Street Navigator Securities Lending Portfolio III	—	—	138,947,369	118,704,293	—	—	20,243,076	20,243,076	18,554
Total		$280,514,699	$1,041,084,523	$1,158,359,444	$—	$—		$163,239,778	$2,770,747
See accompanying notes to financial statements.
32

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.3%
Other Securities		$ 12,437,455
AEROSPACE & DEFENSE — 1.7%
Other Securities		79,715,336
AGRICULTURE — 1.2%
BAT Capital Corp. 3.56%, 8/15/2027	$ 5,071,000	5,048,485
Reynolds American, Inc. 4.00%, 6/12/2022	4,368,000	4,531,014
Other Securities		48,651,695
		58,231,194
AIRLINES — 0.5%
Other Securities		23,817,299
APPAREL — 0.1%
Other Securities		3,916,824
AUTO MANUFACTURERS — 2.7%
Other Securities		130,862,854
AUTO PARTS & EQUIPMENT — 0.2%
Other Securities		8,093,968
BANKS — 27.6%
Bank of America Corp.:
4.10%, 7/24/2023	2,513,000	2,681,019
5.70%, 1/24/2022	2,780,000	3,016,161
5.88%, 1/5/2021	210,000	220,918
6.22%, 9/15/2026	486,000	566,827
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (a)	3,256,000	3,270,066
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (a)	2,337,000	2,421,903
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (a)	7,339,000	7,466,919
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (a)	3,259,000	3,357,161
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (a)	1,410,000	1,426,342
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (a)	7,102,000	7,306,111
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (a)	3,193,000	3,347,509
Series GMTN, 2.63%, 4/19/2021	3,702,000	3,724,175
Security Description	Principal Amount	Value
Series GMTN, 3.30%, 1/11/2023	$ 5,088,000	$ 5,244,405
Series GMTN, 3.50%, 4/19/2026	3,127,000	3,267,465
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (a)	3,185,000	3,181,751
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (a)	3,078,000	3,107,826
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (a)	3,332,000	3,467,746
Series L, 3.95%, 4/21/2025	2,328,000	2,441,513
Series L, 4.18%, 11/25/2027	2,439,000	2,587,389
Series MTN, 2.15%, 11/9/2020	7,000	6,982
Series MTN, 2.50%, 10/21/2022	2,416,000	2,421,847
Series MTN, 2.63%, 10/19/2020	2,666,000	2,674,931
Series MTN, 3.25%, 10/21/2027	3,206,000	3,281,822
Series MTN, 3.88%, 8/1/2025	1,831,000	1,958,529
Series MTN, 4.00%, 4/1/2024	2,606,000	2,780,237
Series MTN, 4.00%, 1/22/2025	3,357,000	3,529,785
Series MTN, 4.13%, 1/22/2024	2,852,000	3,048,275
Series MTN, 4.20%, 8/26/2024	3,644,000	3,873,244
Series MTN, 4.25%, 10/22/2026	3,083,000	3,294,956
Series MTN, 4.45%, 3/3/2026	2,239,000	2,415,724
Series MTN, 5.00%, 5/13/2021	1,397,000	1,464,321
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (a)	2,859,000	2,853,797
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (a)	2,365,000	2,410,999
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (a)	3,006,000	3,156,751
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (a)	3,263,000	3,386,015
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (a)	3,782,000	3,942,054
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (a)	2,823,000	3,012,875
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (a)	1,987,000	2,033,853

See accompanying notes to financial statements.
33

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (a)	$ 2,148,000	$ 2,182,884
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (a)	2,123,000	2,273,032
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (a)	2,158,000	2,354,917
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (a)	3,041,000	3,213,121
Citigroup, Inc.:
2.35%, 8/2/2021	3,552,000	3,549,585
2.65%, 10/26/2020	3,424,000	3,435,094
2.70%, 3/30/2021	2,066,000	2,076,309
2.70%, 10/27/2022	2,751,000	2,771,908
2.75%, 4/25/2022	2,772,000	2,797,890
2.90%, 12/8/2021	2,881,000	2,913,469
3.20%, 10/21/2026	2,868,000	2,926,909
3.30%, 4/27/2025	1,776,000	1,835,496
3.38%, 3/1/2023	292,000	300,947
3.40%, 5/1/2026	2,438,000	2,523,793
3.50%, 5/15/2023	1,628,000	1,677,638
3.70%, 1/12/2026	1,646,000	1,732,843
3.75%, 6/16/2024	2,570,000	2,710,168
3.88%, 10/25/2023	1,354,000	1,431,503
3.88%, 3/26/2025	1,754,000	1,829,141
4.00%, 8/5/2024	671,000	707,804
4.05%, 7/30/2022	2,774,000	2,894,780
4.13%, 7/25/2028	1,241,000	1,313,263
4.30%, 11/20/2026	1,092,000	1,153,447
4.40%, 6/10/2025	2,958,000	3,159,824
4.45%, 9/29/2027	4,634,000	4,992,903
4.50%, 1/14/2022	2,899,000	3,048,298
4.60%, 3/9/2026	788,000	852,230
5.38%, 8/9/2020	908,000	937,229
5.50%, 9/13/2025	2,455,000	2,779,698
6.63%, 1/15/2028	13,000	15,944
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (a)	2,871,000	2,917,424
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (a)	3,362,000	3,471,265
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (a)	2,939,000	2,974,621
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (a)	2,838,000	2,997,751
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (a)	2,679,000	2,878,157
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (a)	3,100,000	3,313,063
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (a)	$ 3,124,000	$ 3,258,894
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (a)	3,574,000	3,776,217
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (a)	2,887,000	2,979,384
Cooperatieve Rabobank UA 3.88%, 2/8/2022	5,760,000	5,991,667
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	2,102,000	2,097,859
2.60%, 12/27/2020	2,171,000	2,173,062
2.63%, 4/25/2021	1,588,000	1,593,701
2.75%, 9/15/2020	2,138,000	2,146,809
2.88%, 2/25/2021	3,677,000	3,703,291
3.00%, 4/26/2022	4,248,000	4,286,444
3.20%, 2/23/2023	1,632,000	1,670,499
3.50%, 1/23/2025	3,020,000	3,126,123
3.50%, 11/16/2026	3,750,000	3,838,912
3.63%, 1/22/2023	2,666,000	2,764,829
3.63%, 2/20/2024	1,200,000	1,251,612
3.75%, 5/22/2025	2,870,000	3,002,336
3.75%, 2/25/2026	1,870,000	1,952,822
3.85%, 1/26/2027	3,052,000	3,188,852
4.00%, 3/3/2024	2,978,000	3,158,377
4.25%, 10/21/2025	2,530,000	2,683,444
5.25%, 7/27/2021	10,418,000	11,014,847
5.75%, 1/24/2022	4,965,000	5,366,867
5.95%, 1/15/2027	1,551,000	1,815,275
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (a)	2,852,000	2,880,092
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (a)	2,200,000	2,222,968
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (a)	1,660,000	1,725,786
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (a)	3,071,000	3,286,861
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (a)	2,140,000	2,209,122
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (a)	3,941,000	3,971,779
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (a)	2,808,000	2,867,305
Series MTN, 3.85%, 7/8/2024	1,969,000	2,066,623
HSBC Holdings PLC:
2.65%, 1/5/2022	6,179,000	6,206,558
2.95%, 5/25/2021	3,089,000	3,113,588
3.40%, 3/8/2021	3,757,000	3,816,060

See accompanying notes to financial statements.
34

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.60%, 5/25/2023	$ 1,279,000	$ 1,330,429
3.90%, 5/25/2026	3,138,000	3,281,783
4.00%, 3/30/2022	1,529,000	1,593,279
4.25%, 3/14/2024	3,220,000	3,398,259
4.25%, 8/18/2025	3,881,000	4,081,298
4.30%, 3/8/2026	1,856,000	1,987,052
4.38%, 11/23/2026	2,206,000	2,334,632
4.88%, 1/14/2022	633,000	670,613
5.10%, 4/5/2021	3,637,000	3,799,901
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (a)	2,043,000	2,134,506
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (a)	3,183,000	3,238,575
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (a)	2,788,000	2,902,392
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (a)	2,951,000	3,140,838
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (a)	2,605,000	2,844,686
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (a)	3,502,000	3,673,773
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (a)	2,291,000	2,391,621
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (a)	3,183,000	3,223,902
JPMorgan Chase & Co.:
2.40%, 6/7/2021	1,603,000	1,605,164
2.55%, 10/29/2020	2,182,000	2,187,346
2.55%, 3/1/2021	2,915,000	2,921,355
2.70%, 5/18/2023	2,930,000	2,960,325
2.95%, 10/1/2026	2,284,000	2,316,159
2.97%, 1/15/2023	5,221,000	5,294,512
3.13%, 1/23/2025	2,848,000	2,927,602
3.20%, 1/25/2023	2,723,000	2,795,296
3.20%, 6/15/2026	2,824,000	2,909,059
3.25%, 9/23/2022	3,672,000	3,772,686
3.30%, 4/1/2026	3,056,000	3,163,113
3.38%, 5/1/2023	2,810,000	2,888,399
3.63%, 5/13/2024	1,866,000	1,964,749
3.63%, 12/1/2027	861,000	888,612
3.88%, 2/1/2024 (b)	1,140,000	1,210,304
3.88%, 9/10/2024	6,066,000	6,375,791
3.90%, 7/15/2025	2,037,000	2,174,538
4.13%, 12/15/2026	2,622,000	2,808,057
4.25%, 10/15/2020	4,010,000	4,106,400
4.25%, 10/1/2027	3,051,000	3,300,541
4.35%, 8/15/2021	3,725,000	3,873,776
4.40%, 7/22/2020	2,814,000	2,876,189
Security Description	Principal Amount	Value
4.50%, 1/24/2022	$ 3,136,000	$ 3,305,469
4.63%, 5/10/2021	2,832,000	2,947,829
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (a)	2,627,000	2,684,137
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (a)	2,494,000	2,544,005
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (a)	2,472,000	2,562,376
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (a)	3,071,000	3,216,658
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (a)	1,782,000	1,799,089
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (a)	2,873,000	2,978,554
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (a)	3,146,000	3,341,021
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (a)	3,008,000	3,241,210
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (a)	3,217,000	3,304,213
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (a)	2,842,000	2,996,804
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (a)	2,791,000	2,985,477
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (a)	2,978,000	3,252,780
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (a)	2,098,000	2,332,661
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (a)	4,049,000	4,288,174
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (a)	2,213,000	2,303,047
Series MTN, 2.30%, 8/15/2021	2,448,000	2,444,328
Morgan Stanley:
2.75%, 5/19/2022	3,521,000	3,557,759
3.63%, 1/20/2027	3,202,000	3,354,223
3.95%, 4/23/2027	1,950,000	2,039,661
4.88%, 11/1/2022	2,813,000	3,009,010
5.00%, 11/24/2025	2,338,000	2,589,125
5.75%, 1/25/2021	2,811,000	2,952,365

See accompanying notes to financial statements.
35

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (a)	$ 3,462,000	$ 3,609,689
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (a)	3,682,000	3,822,174
Series F, 3.88%, 4/29/2024	3,344,000	3,547,081
Series GMTN, 2.50%, 4/21/2021	2,553,000	2,557,672
Series GMTN, 3.13%, 1/23/2023	3,686,000	3,769,009
Series GMTN, 3.70%, 10/23/2024	3,423,000	3,608,424
Series GMTN, 3.75%, 2/25/2023	3,198,000	3,339,511
Series GMTN, 3.88%, 1/27/2026	3,436,000	3,655,698
Series GMTN, 4.00%, 7/23/2025	2,953,000	3,165,084
Series GMTN, 4.35%, 9/8/2026	2,920,000	3,130,649
Series GMTN, 5.50%, 7/24/2020	3,838,000	3,961,545
Series GMTN, 5.50%, 7/28/2021	2,797,000	2,969,799
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (a)	3,631,000	3,825,803
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (a)	2,222,000	2,457,265
Series MTN, 2.63%, 11/17/2021	7,224,000	7,267,344
Series MTN, 3.13%, 7/27/2026	3,553,000	3,616,030
Series MTN, 4.10%, 5/22/2023	2,726,000	2,867,561
Series MTN, 6.25%, 8/9/2026	655,000	786,151
Royal Bank of Scotland Group PLC 5.13%, 5/28/2024	5,804,000	6,123,452
Sumitomo Mitsui Financial Group, Inc. 2.44%, 10/19/2021	4,711,000	4,718,538
Toronto-Dominion Bank:
Series GMTN, 2.50%, 12/14/2020	5,447,000	5,471,675
Series MTN, 2.65%, 6/12/2024	4,632,000	4,677,903
Wells Fargo & Co.:
2.10%, 7/26/2021	3,494,000	3,473,455
2.50%, 3/4/2021	3,998,000	4,006,236
3.00%, 4/22/2026	4,313,000	4,362,039
3.00%, 10/23/2026	4,262,000	4,306,069
3.07%, 1/24/2023	4,755,000	4,831,223
4.13%, 8/15/2023	1,738,000	1,833,069
4.48%, 1/16/2024	1,648,000	1,766,870
Security Description	Principal Amount	Value
Series GMTN, 4.30%, 7/22/2027	$ 3,412,000	$ 3,684,926
Series M, 3.45%, 2/13/2023	2,243,000	2,303,382
Series MTN, 2.55%, 12/7/2020	4,501,000	4,512,748
Series MTN, 2.63%, 7/22/2022	4,512,000	4,544,802
Series MTN, 3.00%, 1/22/2021	1,354,000	1,366,552
Series MTN, 3.00%, 2/19/2025	3,065,000	3,118,454
Series MTN, 3.30%, 9/9/2024	2,786,000	2,880,668
Series MTN, 3.50%, 3/8/2022	2,890,000	2,973,434
Series MTN, 3.55%, 9/29/2025	2,631,000	2,747,685
Series MTN, 3.75%, 1/24/2024	3,507,000	3,686,944
Series MTN, 4.10%, 6/3/2026	2,825,000	2,992,466
Series MTN, 4.15%, 1/24/2029	1,661,000	1,807,401
Series MTN, 4.60%, 4/1/2021	3,413,000	3,543,172
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (a)	3,299,000	3,371,974
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (a)	3,602,000	3,758,795
Other Securities		672,900,946
		1,318,902,270
BEVERAGES — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	5,208,000	5,475,275
Anheuser-Busch InBev Finance, Inc. 3.30%, 2/1/2023	5,005,000	5,164,509
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 1/23/2025	6,847,000	7,419,546
4.75%, 1/23/2029	8,268,000	9,375,251
Other Securities		74,468,597
		101,903,178
BIOTECHNOLOGY — 1.3%
Celgene Corp. 2.75%, 2/15/2023	5,149,000	5,203,116
Other Securities		54,924,748
		60,127,864
BUILDING MATERIALS — 0.2%
Other Securities		8,813,707
CHEMICALS — 1.5%
Other Securities		70,335,859

See accompanying notes to financial statements.
36

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.7%
Other Securities		$ 31,632,035
COMPUTERS — 2.9%
Apple, Inc.:
1.55%, 8/4/2021	$ 1,651,000	1,635,497
2.00%, 11/13/2020	1,336,000	1,335,359
2.10%, 9/12/2022	1,590,000	1,591,972
2.15%, 2/9/2022	2,185,000	2,193,106
2.25%, 2/23/2021	2,700,000	2,708,694
2.30%, 5/11/2022	2,157,000	2,171,797
2.40%, 1/13/2023	1,688,000	1,703,884
2.40%, 5/3/2023	6,778,000	6,849,915
2.45%, 8/4/2026	2,232,000	2,223,117
2.50%, 2/9/2022	1,576,000	1,593,935
2.50%, 2/9/2025	2,071,000	2,092,890
2.70%, 5/13/2022	1,493,000	1,520,143
2.75%, 1/13/2025	1,561,000	1,595,623
2.85%, 5/6/2021	3,404,000	3,454,413
2.85%, 2/23/2023	2,039,000	2,089,057
2.85%, 5/11/2024	2,160,000	2,223,569
2.90%, 9/12/2027	2,121,000	2,168,426
3.00%, 2/9/2024	2,169,000	2,240,403
3.00%, 6/20/2027	1,052,000	1,082,834
3.00%, 11/13/2027	1,911,000	1,968,559
3.20%, 5/13/2025	2,875,000	3,010,815
3.20%, 5/11/2027	1,627,000	1,696,392
3.25%, 2/23/2026	3,959,000	4,141,074
3.35%, 2/9/2027	2,563,000	2,694,661
3.45%, 5/6/2024	2,526,000	2,670,765
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (c)	4,996,000	5,144,681
6.02%, 6/15/2026 (c)	6,493,000	7,150,092
Other Securities		66,963,677
		137,915,350
COSMETICS/PERSONAL CARE — 0.6%
Other Securities		28,146,959
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Capital One Financial Corp. 4.75%, 7/15/2021	5,549,000	5,801,202
GE Capital International Funding Co. 2.34%, 11/15/2020	9,969,000	9,921,049
Visa, Inc. 3.15%, 12/14/2025	5,330,000	5,593,835
Other Securities		170,403,070
		191,719,156
ELECTRIC — 4.5%
Other Securities		214,876,542
Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Other Securities		$ 2,987,472
ELECTRONICS — 0.6%
Other Securities		28,783,488
ENGINEERING & CONSTRUCTION — 0.0% (d)
Other Securities		1,375,332
ENTERTAINMENT — 0.0% (d)
Other Security		1,595,124
ENVIRONMENTAL CONTROL — 0.3%
Other Securities		14,298,800
FOOD — 1.7%
Other Securities		82,290,062
FOREST PRODUCTS & PAPER — 0.2%
Other Securities		10,485,090
GAS — 0.3%
Other Securities		16,299,573
HAND & MACHINE TOOLS — 0.1%
Other Securities		4,760,801
HEALTH CARE PRODUCTS — 1.4%
Medtronic, Inc. 3.50%, 3/15/2025	$ 4,581,000	4,853,615
Other Securities		62,888,807
		67,742,422
HEALTH CARE SERVICES — 1.9%
Cigna Corp.:
4.13%, 11/15/2025 (c)	4,247,000	4,517,746
4.38%, 10/15/2028 (c)	4,302,000	4,642,331
Other Securities		80,890,256
		90,050,333
HOME BUILDERS — 0.0% (d)
Other Securities		2,096,407
HOME FURNISHINGS — 0.1%
Other Securities		4,706,246
HOUSEHOLD PRODUCTS & WARES — 0.2%
Other Securities		9,232,689
HOUSEWARES — 0.1%
Other Securities		6,773,706

See accompanying notes to financial statements.
37

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
INSURANCE — 2.5%
Other Securities		$ 121,304,092
INTERNET — 1.1%
Other Securities		53,349,773
INVESTMENT COMPANY SECURITY — 0.1%
Other Securities		5,038,572
IRON/STEEL — 0.3%
Other Securities		14,281,289
LEISURE TIME — 0.1%
Other Securities		2,848,519
LODGING — 0.3%
Other Securities		13,076,472
MACHINERY, CONSTRUCTION & MINING — 0.5%
Other Securities		24,204,485
MACHINERY-DIVERSIFIED — 1.0%
Other Securities		45,833,639
MEDIA — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/2022	$ 5,918,000	6,213,604
4.91%, 7/23/2025	10,853,000	11,777,459
Comcast Corp. 3.95%, 10/15/2025	4,909,000	5,301,278
Other Securities		104,005,423
		127,297,764
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		3,759,400
MINING — 0.3%
Other Securities		13,825,917
MISCELLANEOUS MANUFACTURER — 0.9%
General Electric Co. 2.70%, 10/9/2022	5,778,000	5,769,738
Other Securities		39,588,202
		45,357,940
OFFICE & BUSINESS EQUIPMENT — 0.0% (d)
Other Security		160,342
OFFICE FURNISHINGS — 0.0% (d)
Other Security		583,048
OIL & GAS — 4.0%
Other Securities		190,160,104
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.3%
Other Securities		$ 16,191,004
PACKAGING & CONTAINERS — 0.2%
Other Securities		11,610,109
PHARMACEUTICALS — 5.4%
CVS Health Corp.:
2.13%, 6/1/2021	$ 2,084,000	2,070,100
2.75%, 12/1/2022	1,776,000	1,783,583
2.88%, 6/1/2026	1,396,000	1,370,258
3.35%, 3/9/2021	3,688,000	3,739,448
3.38%, 8/12/2024	3,000,000	3,069,690
3.50%, 7/20/2022	1,868,000	1,919,314
3.70%, 3/9/2023	6,200,000	6,405,468
3.88%, 7/20/2025	3,331,000	3,477,098
4.00%, 12/5/2023	884,000	925,999
4.10%, 3/25/2025	5,167,000	5,450,565
4.13%, 5/15/2021	687,000	705,666
4.30%, 3/25/2028	10,787,000	11,377,480
4.75%, 12/1/2022	5,599,000	5,954,313
6.25%, 6/1/2027	1,180,000	1,394,052
McKesson Corp. 3.65%, 11/30/2020	5,298,000	5,382,450
Other Securities		201,899,046
		256,924,530
PIPELINES — 3.9%
Energy Transfer Operating L.P. 7.50%, 10/15/2020	5,162,000	5,475,024
Other Securities		182,554,125
		188,029,149
REAL ESTATE — 0.0% (d)
Other Securities		1,272,082
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Other Securities		211,839,673
RETAIL — 2.8%
Other Securities		134,765,371
SAVINGS & LOANS — 0.0% (d)
Other Security		434,411
SEMICONDUCTORS — 2.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	8,365,000	8,195,107
Other Securities		91,774,756
		99,969,863
SHIPBUILDING — 0.0% (d)
Other Security		880,869

See accompanying notes to financial statements.
38

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
SOFTWARE — 2.4%
Microsoft Corp.:
3.13%, 11/3/2025	$ 5,051,000	$ 5,317,087
3.30%, 2/6/2027	5,321,000	5,652,445
Oracle Corp. 1.90%, 9/15/2021	5,290,000	5,262,175
Other Securities		96,267,471
		112,499,178
TELECOMMUNICATIONS — 2.7%
AT&T, Inc.:
2.63%, 12/1/2022 (b)	1,088,000	1,095,562
2.80%, 2/17/2021	2,072,000	2,084,971
2.95%, 7/15/2026	1,092,000	1,083,603
3.00%, 2/15/2022	1,396,000	1,418,280
3.00%, 6/30/2022	2,790,000	2,838,574
3.20%, 3/1/2022	1,874,000	1,913,129
3.40%, 6/15/2022	579,000	594,141
3.40%, 5/15/2025	5,909,000	6,070,907
3.55%, 6/1/2024	1,013,000	1,052,436
3.60%, 2/17/2023 (b)	2,255,000	2,340,916
3.60%, 7/15/2025	2,011,000	2,088,745
3.80%, 3/15/2022	2,094,000	2,170,578
3.80%, 3/1/2024	1,053,000	1,107,861
3.80%, 2/15/2027	1,814,000	1,883,839
3.88%, 8/15/2021	1,663,000	1,714,420
3.88%, 1/15/2026	672,000	702,569
3.90%, 3/11/2024 (b)	1,173,000	1,237,890
3.95%, 1/15/2025	1,291,000	1,363,683
4.00%, 1/15/2022	541,000	561,158
4.05%, 12/15/2023	530,000	561,869
4.10%, 2/15/2028	1,831,000	1,938,333
4.13%, 2/17/2026	2,450,000	2,611,675
4.25%, 3/1/2027	2,626,000	2,813,024
4.35%, 3/1/2029	3,760,000	4,046,512
4.45%, 5/15/2021	1,322,000	1,371,509
4.45%, 4/1/2024	1,854,000	1,996,999
4.60%, 2/15/2021	807,000	831,323
7.13%, 3/15/2026	151,000	185,078
Verizon Communications, Inc.:
4.13%, 3/16/2027	4,482,000	4,876,147
4.33%, 9/21/2028	4,549,000	5,038,245
Other Securities		70,538,055
		130,132,031
TEXTILES — 0.0% (d)
Other Securities		1,815,796
TOYS/GAMES/HOBBIES — 0.0% (d)
Other Securities		1,056,801
TRANSPORTATION — 1.5%
Other Securities		69,644,871
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
Other Securities		$ 3,390,261
WATER — 0.1%
Other Securities		4,472,953
TOTAL CORPORATE BONDS & NOTES (Cost $4,615,531,044)		4,730,935,703
	Shares
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	3,726,093	3,726,093
State Street Navigator Securities Lending Portfolio III (g) (h)	21,334,763	21,334,763
TOTAL SHORT-TERM INVESTMENTS (Cost $25,060,856)		25,060,856
TOTAL INVESTMENTS — 99.4% (Cost $4,640,591,900)		4,755,996,559
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		30,806,202
NET ASSETS — 100.0%		$ 4,786,802,761

See accompanying notes to financial statements.
39

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
GMTN=	Global Medium Term Note
LIBOR=	London Interbank Offered Rate
MTN=	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$4,730,935,703	$—	$4,730,935,703
Short-Term Investments	25,060,856	—	—	25,060,856
TOTAL INVESTMENTS	$25,060,856	$4,730,935,703	$—	$4,755,996,559
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,998,714	$14,998,714	$425,451,091	$436,723,712	$—	$—	3,726,093	$ 3,726,093	$166,433
State Street Navigator Securities Lending Government Money Market Portfolio	18,583,198	18,583,198	105,393,423	123,976,621	—	—	—	—	85,603
State Street Navigator Securities Lending Portfolio III	—	—	47,846,801	26,512,038	—	—	21,334,763	21,334,763	19,085
Total		$33,581,912	$578,691,315	$587,212,371	$—	$—		$25,060,856	$271,121
See accompanying notes to financial statements.
40

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.0% (a)
Other Security		$ 121,999
AEROSPACE & DEFENSE — 2.1%
Other Securities		13,654,592
AGRICULTURE — 1.7%
Other Securities		10,982,298
AIRLINES — 0.1%
Other Securities		882,933
APPAREL — 0.1%
Other Securities		883,359
AUTO MANUFACTURERS — 0.9%
Ford Motor Co. 7.45%, 7/16/2031	$ 1,382,000	1,634,740
Other Securities		4,405,241
		6,039,981
AUTO PARTS & EQUIPMENT — 0.1%
Other Securities		593,063
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	571,000	727,682
7.75%, 5/14/2038	832,000	1,232,067
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	175,000	185,159
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	286,000	311,402
Series L, 4.75%, 4/21/2045	118,000	134,875
Series MTN, 4.88%, 4/1/2044	130,000	155,450
Series MTN, 5.00%, 1/21/2044	184,000	223,680
Series MTN, 5.88%, 2/7/2042	250,000	333,057
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	1,550,000	1,650,750
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	1,109,000	1,235,415
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	930,000	1,052,695
Citigroup, Inc. 4.65%, 7/23/2048	1,055,000	1,228,526
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	451,000	518,258
5.15%, 5/22/2045	313,000	357,596
6.13%, 2/15/2033	2,000	2,585
6.25%, 2/1/2041	297,000	397,033
6.45%, 5/1/2036	243,000	305,949
6.75%, 10/1/2037	2,118,000	2,771,805
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	1,511,000	1,555,710
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	$ 774,000	$ 834,767
Series MTN, 4.80%, 7/8/2044	1,589,000	1,827,604
HSBC Holdings PLC 6.50%, 9/15/2037	1,013,000	1,320,587
JPMorgan Chase & Co.:
4.85%, 2/1/2044	764,000	912,101
4.95%, 6/1/2045	183,000	216,540
5.40%, 1/6/2042	300,000	380,832
5.50%, 10/15/2040	336,000	428,202
5.60%, 7/15/2041	433,000	562,134
5.63%, 8/16/2043	138,000	175,826
6.40%, 5/15/2038	1,103,000	1,519,735
8.75%, 9/1/2030	25,000	35,541
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	684,000	718,207
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	715,000	748,390
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	1,589,000	1,679,684
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	430,000	459,137
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	817,000	902,287
Morgan Stanley 4.38%, 1/22/2047	1,147,000	1,276,210
Wells Fargo & Co.:
3.90%, 5/1/2045	203,000	217,878
5.38%, 2/7/2035	270,000	333,172
5.38%, 11/2/2043	900,000	1,091,961
5.61%, 1/15/2044	934,000	1,165,305
Series GMTN, 4.90%, 11/17/2045	580,000	671,501
Series MTN, 4.40%, 6/14/2046	637,000	685,565
Series MTN, 4.65%, 11/4/2044	1,292,000	1,437,415
Series MTN, 4.75%, 12/7/2046	987,000	1,123,739
Other Securities		19,033,494
		54,137,508
BEVERAGES — 3.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,690,000	1,855,333
4.90%, 2/1/2046	3,658,000	4,070,513
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	27,000	25,726
4.38%, 4/15/2038	820,000	867,035
4.44%, 10/6/2048	880,000	920,366
4.60%, 4/15/2048	1,073,000	1,149,398
4.75%, 4/15/2058	227,000	242,291
4.90%, 1/23/2031	147,000	170,273
4.95%, 1/15/2042	979,000	1,087,718
5.45%, 1/23/2039	158,000	187,683
5.55%, 1/23/2049	1,289,000	1,576,022

See accompanying notes to financial statements.
41

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.80%, 1/23/2059	$ 570,000	$ 714,358
5.88%, 6/15/2035	230,000	277,362
8.00%, 11/15/2039	317,000	467,981
8.20%, 1/15/2039	294,000	446,427
Other Securities		8,093,597
		22,152,083
BIOTECHNOLOGY — 1.8%
Amgen, Inc. 4.66%, 6/15/2051	1,638,000	1,789,695
Other Securities		9,614,492
		11,404,187
BUILDING MATERIALS — 0.2%
Other Securities		1,544,284
CHEMICALS — 1.8%
Other Securities		11,657,596
COMMERCIAL SERVICES — 1.1%
Other Securities		6,752,404
COMPUTERS — 2.3%
Apple, Inc.:
3.45%, 2/9/2045	923,000	922,723
3.75%, 9/12/2047	774,000	810,332
3.75%, 11/13/2047	203,000	213,040
3.85%, 5/4/2043	1,167,000	1,241,455
3.85%, 8/4/2046	377,000	400,887
4.25%, 2/9/2047	638,000	715,645
4.38%, 5/13/2045	1,245,000	1,418,727
4.45%, 5/6/2044	652,000	748,150
4.50%, 2/23/2036	278,000	325,310
4.65%, 2/23/2046	1,167,000	1,384,681
Other Securities		6,310,942
		14,491,892
COSMETICS/PERSONAL CARE — 0.3%
Other Securities		1,971,517
DISTRIBUTION & WHOLESALE — 0.1%
Other Securities		916,404
DIVERSIFIED FINANCIAL SERVICES — 1.5%
GE Capital International Funding Co. 4.42%, 11/15/2035	2,017,000	1,996,326
Visa, Inc. 4.30%, 12/14/2045	1,085,000	1,277,099
Other Securities		6,452,205
		9,725,630
ELECTRIC — 10.5%
Other Securities		67,432,466
Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Other Securities		$ 124,564
ELECTRONICS — 0.3%
Other Securities		2,043,533
ENVIRONMENTAL CONTROL — 0.2%
Other Securities		1,426,103
FOOD — 1.6%
Other Securities		10,043,515
FOREST PRODUCTS & PAPER — 0.5%
Other Securities		2,986,372
GAS — 0.9%
Other Securities		5,567,695
HAND & MACHINE TOOLS — 0.1%
Other Securities		394,655
HEALTH CARE PRODUCTS — 1.3%
Abbott Laboratories 4.90%, 11/30/2046	$ 1,359,000	1,676,123
Medtronic, Inc. 4.63%, 3/15/2045	1,179,000	1,425,588
Other Securities		5,527,010
		8,628,721
HEALTH CARE SERVICES — 3.5%
Other Securities		22,216,834
HOME FURNISHINGS — 0.1%
Other Security		333,959
HOUSEHOLD PRODUCTS & WARES — 0.2%
Other Securities		1,233,849
HOUSEWARES — 0.0% (a)
Other Securities		271,173
INSURANCE — 4.0%
Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048	1,459,000	1,629,192
Other Securities		24,023,049
		25,652,241
INTERNET — 1.0%
Amazon.com, Inc. 4.05%, 8/22/2047	1,203,000	1,360,340
Other Securities		4,789,086
		6,149,426
IRON/STEEL — 0.5%
Other Securities		3,153,083
LEISURE TIME — 0.0% (a)
Other Security		98,514

See accompanying notes to financial statements.
42

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.3%
Other Securities		$ 1,814,077
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		1,597,563
MEDIA — 5.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 5/1/2047	$ 1,416,000	1,490,991
Comcast Corp.:
3.20%, 7/15/2036	532,000	516,779
3.40%, 7/15/2046	362,000	346,391
3.90%, 3/1/2038	115,000	121,103
3.97%, 11/1/2047	534,000	559,418
4.00%, 8/15/2047	502,000	528,315
4.00%, 3/1/2048	259,000	272,590
4.00%, 11/1/2049	807,000	849,279
4.05%, 11/1/2052	808,000	855,664
4.20%, 8/15/2034	44,000	48,805
4.25%, 10/15/2030	337,000	375,870
4.25%, 1/15/2033	450,000	503,095
4.40%, 8/15/2035	281,000	312,837
4.50%, 1/15/2043	144,000	160,849
4.60%, 10/15/2038	210,000	240,400
4.60%, 8/15/2045	792,000	897,827
4.65%, 7/15/2042	367,000	422,388
4.70%, 10/15/2048	835,000	978,971
4.75%, 3/1/2044	628,000	728,361
4.95%, 10/15/2058	714,000	868,131
5.65%, 6/15/2035	275,000	343,637
6.40%, 5/15/2038	471,000	637,649
6.45%, 3/15/2037	314,000	423,545
6.50%, 11/15/2035	498,000	673,918
6.55%, 7/1/2039	435,000	595,602
6.95%, 8/15/2037	123,000	174,552
7.05%, 3/15/2033	562,000	786,586
Other Securities		22,962,689
		37,676,242
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		401,373
MINING — 1.3%
Other Securities		8,503,081
MISCELLANEOUS MANUFACTURER — 1.6%
General Electric Co.:
4.13%, 10/9/2042	1,326,000	1,222,373
4.50%, 3/11/2044	793,000	772,509
Series GMTN, 6.15%, 8/7/2037	509,000	592,257
Series GMTN, 6.88%, 1/10/2039	504,000	631,764
Series MTN, 5.88%, 1/14/2038	1,303,000	1,479,270
Security Description	Principal Amount	Value
Series MTNA, 6.75%, 3/15/2032	$ 1,769,000	$ 2,179,461
Other Securities		3,532,702
		10,410,336
OIL & GAS — 5.0%
Shell International Finance B.V. 6.38%, 12/15/2038	998,000	1,407,180
Other Securities		30,638,498
		32,045,678
OIL & GAS SERVICES — 0.6%
Other Securities		3,796,709
PACKAGING & CONTAINERS — 0.1%
Other Securities		437,102
PHARMACEUTICALS — 6.4%
AbbVie, Inc. 4.70%, 5/14/2045	1,336,000	1,361,611
Bristol-Myers Squibb Co.:
3.40%, 7/26/2029 (c)	1,754,000	1,837,438
4.25%, 10/26/2049 (c)	1,520,000	1,679,661
CVS Health Corp.:
4.78%, 3/25/2038	1,329,000	1,385,988
4.88%, 7/20/2035	166,000	176,611
5.05%, 3/25/2048	2,895,000	3,087,141
5.13%, 7/20/2045	1,179,000	1,257,191
5.30%, 12/5/2043	151,000	165,064
6.13%, 9/15/2039	516,000	605,815
Other Securities		29,288,426
		40,844,946
PIPELINES — 4.9%
TransCanada PipeLines, Ltd. 6.20%, 10/15/2037	1,026,000	1,280,592
Other Securities		30,366,651
		31,647,243
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Other Securities		6,234,050
RETAIL — 3.6%
Home Depot, Inc. 5.88%, 12/16/2036	1,462,000	1,943,217
Other Securities		21,151,060
		23,094,277
SEMICONDUCTORS — 1.0%
Other Securities		6,446,097
SOFTWARE — 3.3%
Microsoft Corp.:
3.45%, 8/8/2036	412,000	435,406
3.50%, 2/12/2035	398,000	424,228
3.50%, 11/15/2042	104,000	108,300
3.70%, 8/8/2046	1,474,000	1,594,087
3.75%, 5/1/2043	140,000	152,197
3.75%, 2/12/2045	555,000	603,451

See accompanying notes to financial statements.
43

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.95%, 8/8/2056	$ 627,000	$ 697,920
4.00%, 2/12/2055	515,000	577,851
4.10%, 2/6/2037	844,000	963,316
4.20%, 11/3/2035	446,000	512,690
4.45%, 11/3/2045	1,720,000	2,069,745
4.50%, 10/1/2040	492,000	588,880
4.50%, 2/6/2057	751,000	917,016
4.75%, 11/3/2055	424,000	540,286
4.88%, 12/15/2043	98,000	122,990
5.20%, 6/1/2039	299,000	387,588
5.30%, 2/8/2041	595,000	777,433
Series 30Y, 4.25%, 2/6/2047	803,000	946,817
Oracle Corp.:
3.25%, 5/15/2030	705,000	739,996
3.80%, 11/15/2037	386,000	407,828
3.85%, 7/15/2036	576,000	612,996
3.90%, 5/15/2035	81,000	87,719
4.00%, 7/15/2046	1,118,000	1,199,290
4.00%, 11/15/2047	216,000	232,211
4.13%, 5/15/2045	859,000	930,993
4.30%, 7/8/2034	735,000	835,864
4.38%, 5/15/2055	738,000	826,981
4.50%, 7/8/2044	189,000	214,621
5.38%, 7/15/2040	870,000	1,103,003
6.13%, 7/8/2039	275,000	376,123
6.50%, 4/15/2038	228,000	318,961
Other Securities		663,000
		20,969,787
TELECOMMUNICATIONS — 8.7%
AT&T, Inc.:
4.30%, 2/15/2030	614,000	656,077
4.30%, 12/15/2042	951,000	939,921
4.35%, 3/1/2029	15,000	16,143
4.35%, 6/15/2045	596,000	595,577
4.50%, 5/15/2035	907,000	950,645
4.50%, 3/9/2048	1,332,000	1,359,639
4.55%, 3/9/2049	620,000	633,541
4.65%, 6/1/2044	382,000	394,232
4.75%, 5/15/2046	1,279,000	1,345,764
4.80%, 6/15/2044	1,042,000	1,098,070
4.85%, 3/1/2039	491,000	528,159
4.90%, 8/15/2037	536,000	578,859
4.90%, 6/15/2042	273,000	289,598
5.15%, 3/15/2042	436,000	479,282
5.15%, 11/15/2046	338,000	373,601
5.15%, 2/15/2050	755,000	834,630
5.25%, 3/1/2037	950,000	1,065,900
5.35%, 9/1/2040	543,000	612,819
5.38%, 10/15/2041	101,000	112,073
5.45%, 3/1/2047	807,000	927,638
5.55%, 8/15/2041	236,000	273,040
5.65%, 2/15/2047	550,000	646,206
5.70%, 3/1/2057	997,000	1,176,749
6.00%, 8/15/2040	253,000	300,830
Security Description	Principal Amount	Value
6.10%, 7/15/2040	$ 173,000	$ 207,071
6.15%, 9/15/2034	499,000	602,657
6.20%, 3/15/2040	100,000	120,751
6.25%, 3/29/2041	120,000	146,923
6.30%, 1/15/2038	187,000	231,093
6.35%, 3/15/2040	317,000	390,465
6.38%, 3/1/2041	260,000	324,100
6.50%, 9/1/2037	485,000	605,115
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	1,089,000	1,563,684
Verizon Communications, Inc.:
3.85%, 11/1/2042	619,000	630,383
4.02%, 12/3/2029 (c)	1,532,000	1,661,209
4.13%, 8/15/2046	993,000	1,042,878
4.27%, 1/15/2036	472,000	511,308
4.40%, 11/1/2034	379,000	420,671
4.50%, 8/10/2033	1,359,000	1,531,226
4.52%, 9/15/2048	1,152,000	1,289,906
4.67%, 3/15/2055	1,199,000	1,358,839
4.75%, 11/1/2041	512,000	582,769
4.81%, 3/15/2039	627,000	720,354
4.86%, 8/21/2046	1,790,000	2,083,667
5.01%, 4/15/2049	950,000	1,130,215
5.01%, 8/21/2054	42,000	49,999
5.25%, 3/16/2037	1,100,000	1,318,790
5.50%, 3/16/2047	658,000	831,857
5.85%, 9/15/2035	700,000	879,431
6.40%, 9/15/2033	4,000	5,232
6.40%, 2/15/2038	200,000	262,654
6.55%, 9/15/2043	388,000	539,584
Other Securities		18,432,372
		55,664,196
TOYS/GAMES/HOBBIES — 0.0% (a)
Other Securities		203,480
TRANSPORTATION — 3.5%
Other Securities		22,619,176
TRUCKING & LEASING — 0.0% (a)
Other Security		130,573
WATER — 0.4%
Other Securities		2,431,199
TOTAL CORPORATE BONDS & NOTES (Cost $600,741,657)		632,635,618
Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	1,399,343	1,399,343

See accompanying notes to financial statements.
44

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	1,304,620	$ 1,304,620
TOTAL SHORT-TERM INVESTMENTS (Cost $2,703,963)		2,703,963
TOTAL INVESTMENTS — 99.0% (Cost $603,445,620)		635,339,581
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		6,667,758
NET ASSETS — 100.0%		$ 642,007,339
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN=	Global Medium Term Note
LIBOR=	London Interbank Offered Rate
MTN=	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$632,635,618	$—	$632,635,618
Short-Term Investments	2,703,963	—	—	2,703,963
TOTAL INVESTMENTS	$2,703,963	$632,635,618	$—	$635,339,581
See accompanying notes to financial statements.
45

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	106,469	$106,469	$47,300,361	$46,007,487	$—	$—	1,399,343	$1,399,343	$21,134
State Street Navigator Securities Lending Government Money Market Portfolio	581,483	581,483	9,021,286	9,602,769	—	—	—	—	4,242
State Street Navigator Securities Lending Portfolio III	—	—	4,335,680	3,031,060	—	—	1,304,620	1,304,620	1,164
Total		$687,952	$60,657,327	$58,641,316	$—	$—		$2,703,963	$26,540
See accompanying notes to financial statements.
46

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds:
2.25%, 8/15/2046	$ 60,289,600	$ 56,954,831
2.50%, 2/15/2045	65,055,600	64,811,641
2.50%, 2/15/2046	56,738,800	56,437,375
2.50%, 5/15/2046	59,673,100	59,337,439
2.75%, 8/15/2042	32,046,000	33,623,264
2.75%, 11/15/2042	42,407,000	44,447,837
2.75%, 8/15/2047	57,868,100	60,390,787
2.75%, 11/15/2047	58,393,700	60,948,424
2.88%, 5/15/2043	58,247,000	62,296,987
2.88%, 8/15/2045	60,799,200	64,979,145
2.88%, 11/15/2046	58,636,100	62,749,789
3.00%, 5/15/2042	22,976,500	25,155,677
3.00%, 11/15/2044	60,819,900	66,436,238
3.00%, 5/15/2045	63,953,900	69,939,585
3.00%, 11/15/2045	63,564,400	69,563,290
3.00%, 2/15/2047	58,181,600	63,799,761
3.00%, 5/15/2047	57,186,400	62,636,979
3.00%, 2/15/2048	62,938,800	68,937,654
3.00%, 8/15/2048	71,342,900	78,243,096
3.00%, 2/15/2049	74,914,700	82,289,116
3.13%, 11/15/2041	20,915,000	23,405,192
3.13%, 2/15/2042	25,329,000	28,320,988
3.13%, 2/15/2043	42,654,200	47,566,098
3.13%, 8/15/2044	63,731,700	71,100,678
3.13%, 5/15/2048	65,067,800	73,018,272
3.38%, 5/15/2044	63,318,700	73,588,202
3.38%, 11/15/2048	75,052,900	88,351,336
3.50%, 2/15/2039	18,158,900	21,563,694
3.63%, 8/15/2043	50,026,100	60,383,066
3.63%, 2/15/2044	62,519,000	75,540,535
3.75%, 8/15/2041	22,597,100	27,745,002
3.75%, 11/15/2043	64,428,100	79,317,031
3.88%, 8/15/2040	22,861,800	28,552,245
4.25%, 5/15/2039	15,285,600	19,993,087
4.25%, 11/15/2040	26,522,900	34,794,729
4.38%, 2/15/2038	10,535,300	13,924,704
4.38%, 11/15/2039	21,726,400	28,882,533
Security Description	Principal Amount	Value
4.38%, 5/15/2040	$ 28,502,400	$ 37,948,274
4.38%, 5/15/2041	20,735,600	27,688,506
4.50%, 2/15/2036	22,660,800	29,894,552
4.50%, 5/15/2038	11,178,200	15,013,720
4.50%, 8/15/2039	19,818,600	26,764,400
4.63%, 2/15/2040	31,360,900	43,052,636
4.75%, 2/15/2037	6,985,700	9,563,860
4.75%, 2/15/2041	28,442,700	39,797,559
5.00%, 5/15/2037	10,076,100	14,204,152
5.38%, 2/15/2031	18,963,800	25,464,828
6.13%, 8/15/2029	6,633,000	9,129,703
6.25%, 5/15/2030	12,608,900	17,784,459
Treasury Notes 2.88%, 5/15/2049	46,841,200	50,251,825
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,252,933,507)		2,356,584,781
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $97,705)	97,705	97,705
TOTAL INVESTMENTS — 99.1% (Cost $2,253,031,212)		2,356,682,486
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		22,143,878
NET ASSETS — 100.0%		$ 2,378,826,364
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,356,584,781	$—	$2,356,584,781
Short-Term Investment	97,705	—	—	97,705
TOTAL INVESTMENTS	$97,705	$2,356,584,781	$—	$2,356,682,486
See accompanying notes to financial statements.
47

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	359,364	$ 359,364	$ 56,414,949	$ 56,676,608	$—	$—	97,705	$97,705	$58,755
State Street Navigator Securities Lending Government Money Market Portfolio	26,838,448	26,838,448	154,029,011	180,867,459	—	—	—	—	16,899
State Street Navigator Securities Lending Portfolio III	—	—	111,092,938	111,092,938	—	—	—	—	4,071
Total		$27,197,812	$321,536,898	$348,637,005	$—	$—		$97,705	$79,725
See accompanying notes to financial statements.
48

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.4%
Interpublic Group of Cos., Inc.:
3.50%, 10/1/2020	$ 2,776,000	$ 2,812,505
3.75%, 10/1/2021	8,888,000	9,135,531
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.63%, 5/1/2022	1,773,000	1,828,991
4.45%, 8/15/2020	4,139,000	4,231,796
WPP Finance 2010 4.75%, 11/21/2021	3,851,000	4,036,618
		22,045,441
AEROSPACE & DEFENSE — 1.4%
Boeing Co 8.75%, 8/15/2021	270,000	304,584
Boeing Co.:
1.65%, 10/30/2020	3,988,000	3,952,467
2.13%, 3/1/2022	21,000	20,936
2.35%, 10/30/2021	3,107,000	3,117,377
2.70%, 5/1/2022	1,761,000	1,786,253
Embraer SA 5.15%, 6/15/2022	3,480,000	3,686,990
General Dynamics Corp.:
3.00%, 5/11/2021	9,502,000	9,653,747
3.88%, 7/15/2021	50,000	51,499
Harris Corp. 2.70%, 4/27/2020	3,478,000	3,481,165
L3 Technologies, Inc. 4.95%, 2/15/2021	3,001,000	3,100,393
Lockheed Martin Corp.:
2.50%, 11/23/2020	5,560,000	5,580,238
3.35%, 9/15/2021	3,737,000	3,829,379
Northrop Grumman Corp.:
2.08%, 10/15/2020	5,998,000	5,988,583
3.50%, 3/15/2021	4,844,000	4,940,880
Raytheon Co. 3.13%, 10/15/2020	3,662,000	3,702,172
Rockwell Collins, Inc. 2.80%, 3/15/2022	3,619,000	3,656,855
United Technologies Corp.:
1.95%, 11/1/2021	3,858,000	3,826,635
2.30%, 5/4/2022	28,000	27,996
3.10%, 6/1/2022	8,142,000	8,329,266
3.35%, 8/16/2021	5,950,000	6,081,733
		75,119,148
AGRICULTURE — 1.1%
Altria Group, Inc.:
3.49%, 2/14/2022 (a)	7,462,000	7,662,877
4.75%, 5/5/2021	7,428,000	7,738,342
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	3,993,000	4,130,120
4.48%, 3/1/2021	648,000	671,412
Security Description	Principal Amount	Value
BAT Capital Corp. 2.30%, 8/14/2020	$ 10,730,000	$ 10,706,823
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	3,007,000	3,020,892
3.50%, 11/24/2020	546,000	552,383
Philip Morris International, Inc.:
1.88%, 2/25/2021	4,952,000	4,921,000
2.90%, 11/15/2021	3,957,000	4,008,955
4.13%, 5/17/2021	592,000	610,601
Reynolds American, Inc.:
3.25%, 6/12/2020	3,314,000	3,336,535
4.00%, 6/12/2022	5,000,000	5,186,600
6.88%, 5/1/2020	3,003,000	3,105,673
		55,652,213
AIRLINES — 0.3%
Delta Air Lines, Inc.:
2.60%, 12/4/2020	928,000	926,729
2.88%, 3/13/2020	2,776,000	2,778,249
3.40%, 4/19/2021	4,708,000	4,771,982
3.63%, 3/15/2022	2,873,000	2,919,973
Southwest Airlines Co.:
2.65%, 11/5/2020	2,147,000	2,156,275
2.75%, 11/6/2019 (a)	2,910,000	2,911,513
		16,464,721
APPAREL — 0.1%
Ralph Lauren Corp. 2.63%, 8/18/2020	1,876,000	1,878,983
VF Corp. 3.50%, 9/1/2021	1,030,000	1,055,781
		2,934,764
AUTO MANUFACTURERS — 4.4%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	3,992,000	3,945,373
Series GMTN, 2.65%, 2/12/2021	3,846,000	3,870,845
Series GMTN, 3.15%, 1/8/2021	2,860,000	2,898,839
Series MTN, 1.65%, 7/12/2021	2,924,000	2,890,140
Series MTN, 1.95%, 7/20/2020	3,921,000	3,909,590
Series MTN, 2.20%, 6/27/2022	4,248,000	4,245,409
Series MTN, 2.45%, 9/24/2020	4,845,000	4,856,967
Series MTN, 3.38%, 12/10/2021	5,459,000	5,600,443
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	4,338,000	4,302,689
2.43%, 6/12/2020	2,785,000	2,776,506
2.98%, 8/3/2022	8,138,000	8,055,888
3.16%, 8/4/2020	4,476,000	4,489,204

See accompanying notes to financial statements.
49

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.20%, 1/15/2021	$ 16,587,000	$ 16,658,490
3.22%, 1/9/2022	1,303,000	1,303,691
3.34%, 3/18/2021	8,407,000	8,441,721
3.47%, 4/5/2021	5,614,000	5,649,312
3.81%, 10/12/2021	6,511,000	6,603,521
5.09%, 1/7/2021	1,433,000	1,475,947
5.60%, 1/7/2022	5,766,000	6,102,907
5.75%, 2/1/2021	1,125,000	1,171,012
5.88%, 8/2/2021	1,913,000	2,016,933
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	6,495,000	6,471,748
3.20%, 7/13/2020	8,287,000	8,313,767
3.20%, 7/6/2021	8,151,000	8,210,584
3.45%, 1/14/2022	7,360,000	7,467,677
3.45%, 4/10/2022	4,000	4,054
3.55%, 4/9/2021	3,694,000	3,748,376
3.55%, 7/8/2022	4,868,000	4,953,093
3.70%, 11/24/2020	3,871,000	3,919,542
4.20%, 3/1/2021	9,119,000	9,315,423
4.20%, 11/6/2021	9,352,000	9,628,165
4.38%, 9/25/2021	4,127,000	4,260,385
PACCAR Financial Corp.:
3.15%, 8/9/2021	3,259,000	3,317,043
Series MTN, 2.25%, 2/25/2021	245,000	245,135
Series MTN, 2.50%, 8/14/2020	419,000	420,571
Series MTN, 2.65%, 5/10/2022	3,788,000	3,833,759
Series MTN, 2.80%, 3/1/2021	2,706,000	2,731,058
Series MTN, 2.85%, 3/1/2022	258,000	262,154
Series MTN, 3.10%, 5/10/2021	3,276,000	3,327,957
Toyota Motor Corp.:
2.16%, 7/2/2022 (b)	1,880,000	1,882,012
3.18%, 7/20/2021	5,018,000	5,120,417
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	2,920,000	2,907,210
Series GMTN, 3.05%, 1/8/2021	5,014,000	5,082,591
Series MTN, 2.60%, 1/11/2022	4,092,000	4,134,516
Series MTN, 2.65%, 4/12/2022	4,419,000	4,478,656
Series MTN, 2.75%, 5/17/2021	1,024,000	1,035,100
Series MTN, 2.95%, 4/13/2021	12,400,000	12,567,276
Series MTN, 3.30%, 1/12/2022	3,927,000	4,035,896
Series MTN, 3.40%, 9/15/2021	3,921,000	4,026,122
Security Description	Principal Amount	Value
Series MTN, 4.25%, 1/11/2021 (a)	$ 1,888,000	$ 1,946,924
		228,912,638
BANKS — 35.9%
Associated Banc-Corp 2.75%, 11/15/2019	400,000	400,056
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	2,362,000	2,405,862
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	1,683,000	1,692,172
3.30%, 5/17/2021 (a)	6,692,000	6,815,534
Series MTN, 2.13%, 8/19/2020	3,941,000	3,935,404
Series MTN, 2.25%, 11/9/2020	4,764,000	4,765,239
Series MTN, 2.30%, 6/1/2021	4,485,000	4,486,749
Series MTN, 2.70%, 11/16/2020	4,008,000	4,029,403
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	3,804,000	3,830,400
Banco Santander SA 3.50%, 4/11/2022	6,209,000	6,369,937
Bancolombia SA 5.95%, 6/3/2021	3,941,000	4,162,957
Bank of America Corp.:
5.88%, 1/5/2021	589,000	619,622
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	10,956,000	11,003,330
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	11,054,000	11,182,116
Series GMTN, 2.63%, 4/19/2021	13,572,000	13,653,296
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	14,985,000	14,969,715
Series L, 2.25%, 4/21/2020	1,922,000	1,922,154
Series MTN, 2.15%, 11/9/2020	4,423,000	4,411,500
Series MTN, 2.63%, 10/19/2020	8,891,000	8,920,785
Series MTN, 5.00%, 5/13/2021	286,000	299,782
Series MTN, 5.63%, 7/1/2020	4,375,000	4,515,044
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	8,297,000	8,281,899
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	12,915,000	13,166,197
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	8,628,000	8,768,119

See accompanying notes to financial statements.
50

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	$ 2,446,000	$ 2,509,792
Bank of Montreal:
Series D, 3.10%, 4/13/2021	5,439,000	5,522,978
Series MTN, 1.90%, 8/27/2021	9,756,000	9,688,098
Series MTN, 2.90%, 3/26/2022	13,395,000	13,601,819
Series MTN, 3.10%, 7/13/2020	4,266,000	4,302,432
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	6,397,000	6,570,551
Series MTN, 2.05%, 5/3/2021	8,359,000	8,343,703
Series MTN, 2.45%, 11/27/2020	3,902,000	3,917,452
Series MTN, 2.50%, 4/15/2021	3,646,000	3,666,017
Series MTN, 2.60%, 8/17/2020	4,285,000	4,303,897
Series MTN, 2.60%, 2/7/2022	4,864,000	4,912,786
Series MTN, 4.15%, 2/1/2021	2,371,000	2,441,964
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	5,648,000	5,691,264
Bank of Nova Scotia:
2.35%, 10/21/2020	3,988,000	3,994,540
2.70%, 3/7/2022	3,299,000	3,344,295
2.80%, 7/21/2021 (a)	3,977,000	4,023,451
4.38%, 1/13/2021	2,542,000	2,623,674
Series BKNT, 2.15%, 7/14/2020	3,712,000	3,710,738
Series BKNT, 2.45%, 3/22/2021	6,717,000	6,746,152
Series BKNT, 2.50%, 1/8/2021	5,724,000	5,748,384
Series BKNT, 3.13%, 4/20/2021	14,479,000	14,717,180
Barclays Bank PLC:
2.65%, 1/11/2021	16,992,000	17,021,396
5.14%, 10/14/2020	3,906,000	4,016,696
Barclays PLC:
3.20%, 8/10/2021	5,904,000	5,948,870
3.25%, 1/12/2021	5,502,000	5,544,530
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	11,782,000	12,194,134
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	6,256,000	6,223,969
Series MTN, 2.15%, 2/1/2021	4,103,000	4,095,697
Series MTN, 2.63%, 6/29/2020	5,787,000	5,804,072
Series MTN, 2.75%, 4/1/2022	1,792,000	1,813,916
Series MTN, 3.05%, 6/20/2022	10,760,000	10,992,416
Series MTN, 3.20%, 9/3/2021	5,890,000	5,994,960
Security Description	Principal Amount	Value
BNP Paribas SA:
2.38%, 5/21/2020	$ 4,846,000	$ 4,845,903
Series BKNT, 5.00%, 1/15/2021	12,802,000	13,317,024
BPCE SA:
Series BKNT, 2.65%, 2/3/2021	2,230,000	2,240,860
Series MTN, 2.75%, 12/2/2021	10,345,000	10,442,450
Branch Banking & Trust Co.:
2.63%, 1/15/2022	215,000	216,937
Series BKNT, 2.85%, 4/1/2021	3,355,000	3,384,994
Canadian Imperial Bank of Commerce:
2.70%, 2/2/2021	4,838,000	4,872,930
Series BKNT, 2.10%, 10/5/2020	5,034,000	5,028,261
Capital One NA:
Series BKNT, 2.25%, 9/13/2021	3,701,000	3,687,084
Series BKNT, 2.95%, 7/23/2021	1,364,000	1,378,213
Citibank NA:
Series BKNT, 2.13%, 10/20/2020	8,244,000	8,226,770
Series BKNT, 2.85%, 2/12/2021	9,398,000	9,472,714
Series BKNT, 3.40%, 7/23/2021	8,811,000	8,996,560
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (c)	9,235,000	9,338,340
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (c)	7,382,000	7,442,606
Citigroup, Inc.:
2.35%, 8/2/2021	7,179,000	7,174,118
2.65%, 10/26/2020	13,231,000	13,273,868
2.70%, 3/30/2021	9,862,000	9,911,211
2.75%, 4/25/2022	10,543,000	10,641,472
2.90%, 12/8/2021	13,070,000	13,217,299
4.50%, 1/14/2022	11,297,000	11,878,795
5.38%, 8/9/2020	3,970,000	4,097,794
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	8,288,000	8,422,017
Citizens Bank NA Series BKNT, 3.25%, 2/14/2022	3,870,000	3,940,782
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 10/30/2020	3,958,000	3,949,807
Series BKNT, 2.55%, 5/13/2021	3,585,000	3,595,289

See accompanying notes to financial statements.
51

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Citizens Financial Group, Inc. 2.38%, 7/28/2021	$ 3,121,000	$ 3,118,659
Commonwealth Bank of Australia:
Series BKNT, 2.55%, 3/15/2021 (a)	4,079,000	4,098,375
Series GMTN, 2.40%, 11/2/2020	5,060,000	5,069,057
Compass Bank Series BKNT, 3.50%, 6/11/2021	3,911,000	3,984,449
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	6,721,000	6,793,318
2.75%, 1/10/2023	3,864,000	3,912,648
3.13%, 4/26/2021	7,136,000	7,248,677
3.88%, 2/8/2022	5,103,000	5,308,243
4.50%, 1/11/2021	6,024,000	6,223,816
Series GMTN, 1.88%, 7/19/2021	36,000	35,697
Series GMTN, 2.50%, 1/19/2021	11,232,000	11,270,975
Credit Suisse AG:
3.00%, 10/29/2021	4,567,000	4,633,450
Series MTN, 4.38%, 8/5/2020	4,839,000	4,941,345
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	3,916,000	3,921,757
3.13%, 12/10/2020	8,875,000	8,946,533
3.45%, 4/16/2021	7,327,000	7,442,180
3.80%, 9/15/2022	3,748,000	3,888,288
Deutsche Bank AG:
2.70%, 7/13/2020	6,008,000	5,977,720
2.95%, 8/20/2020	3,910,000	3,886,188
3.13%, 1/13/2021	5,056,000	5,011,002
3.15%, 1/22/2021	6,503,000	6,451,951
3.38%, 5/12/2021	9,928,000	9,872,502
4.25%, 2/4/2021	5,178,000	5,223,515
4.25%, 10/14/2021	14,665,000	14,860,924
2.95%, 8/20/2020	50,000	49,838
Series D, 5.00%, 2/14/2022	6,677,000	6,885,723
Series GMTN, 3.13%, 1/13/2021 (a)	700,000	696,640
Series GMTN, 3.38%, 5/12/2021	3,256,000	3,259,484
Discover Bank:
7.00%, 4/15/2020	1,421,000	1,468,945
Series BKNT, 3.20%, 8/9/2021	3,910,000	3,970,644
Fifth Third Bancorp:
2.60%, 6/15/2022	5,833,000	5,869,456
2.88%, 7/27/2020	4,436,000	4,456,982
3.50%, 3/15/2022	252,000	259,305
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	3,940,000	3,935,272
Security Description	Principal Amount	Value
Series BKNT, 2.25%, 6/14/2021	$ 6,688,000	$ 6,683,252
Series BKNT, 2.88%, 10/1/2021	4,918,000	4,976,475
Series BKNT, 3.35%, 7/26/2021	4,112,000	4,195,926
First Horizon National Corp. 3.50%, 12/15/2020	2,305,000	2,332,038
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	3,151,000	3,153,930
Goldman Sachs Bank USA Series BKNT, 3.20%, 6/5/2020	3,602,000	3,629,735
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	3,012,000	3,010,343
2.35%, 11/15/2021	11,345,000	11,322,650
2.60%, 12/27/2020	12,009,000	12,020,409
2.63%, 4/25/2021	8,475,000	8,505,425
2.75%, 9/15/2020	9,767,000	9,807,240
2.88%, 2/25/2021	8,695,000	8,757,169
3.00%, 4/26/2022	14,934,000	15,069,153
5.25%, 7/27/2021	20,346,000	21,511,622
5.75%, 1/24/2022	10,446,000	11,291,499
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	5,000,000	5,049,250
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	4,754,000	4,803,632
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	11,918,000	12,011,080
Series GMTN, 5.38%, 3/15/2020	2,315,000	2,362,527
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	8,073,000	8,288,065
HSBC Holdings PLC:
2.65%, 1/5/2022	17,326,000	17,403,274
2.95%, 5/25/2021	15,561,000	15,684,866
3.40%, 3/8/2021	15,544,000	15,788,352
4.00%, 3/30/2022	4,583,000	4,775,669
5.10%, 4/5/2021	13,070,000	13,655,405
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	9,733,000	9,902,938
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	5,000,000	5,064,250
HSBC USA, Inc.:
2.75%, 8/7/2020	5,319,000	5,345,223
5.00%, 9/27/2020	935,000	962,583
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	4,102,000	4,097,775
3.15%, 3/14/2021	3,960,000	4,009,500
7.00%, 12/15/2020 (a)	3,198,000	3,402,576

See accompanying notes to financial statements.
52

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Huntington National Bank:
3.25%, 5/14/2021	$ 4,471,000	$ 4,541,463
Series BKNT, 2.88%, 8/20/2020	807,000	811,463
Series BKNT, 3.13%, 4/1/2022	4,963,000	5,066,677
ING Groep NV 3.15%, 3/29/2022	8,480,000	8,637,643
JPMorgan Chase & Co.:
2.40%, 6/7/2021	7,120,000	7,129,612
2.55%, 10/29/2020	15,459,000	15,496,875
2.55%, 3/1/2021	10,194,000	10,216,223
4.25%, 10/15/2020	12,565,000	12,867,063
4.35%, 8/15/2021	14,029,000	14,589,318
4.40%, 7/22/2020	9,909,000	10,127,989
4.50%, 1/24/2022	13,888,000	14,638,508
4.63%, 5/10/2021	8,402,000	8,745,642
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	12,486,000	12,757,570
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	14,933,000	15,232,407
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	2,982,000	3,010,597
Series MTN, 2.30%, 8/15/2021	15,021,000	14,998,468
KeyBank NA:
Series BKNT, 2.50%, 11/22/2021	3,240,000	3,257,496
Series BKNT, 3.18%, 10/15/2027	1,630,000	1,656,846
Series BKNT, 3.30%, 2/1/2022	5,552,000	5,695,408
Series BKNT, 3.35%, 6/15/2021	3,641,000	3,716,332
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	3,810,000	3,832,708
Series MTN, 5.10%, 3/24/2021	3,540,000	3,705,601
Lloyds Bank PLC:
2.40%, 3/17/2020	3,423,000	3,421,186
2.70%, 8/17/2020	3,651,000	3,664,290
3.30%, 5/7/2021	7,949,000	8,065,850
6.38%, 1/21/2021	3,798,000	4,023,069
Lloyds Banking Group PLC:
3.00%, 1/11/2022	75,000	75,713
3.10%, 7/6/2021	3,505,000	3,542,048
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	4,760,000	4,753,622
Manufacturers & Traders Trust Co.:
Series BKNT, 2.05%, 8/17/2020	3,822,000	3,814,088
Security Description	Principal Amount	Value
Series BKNT, 2.50%, 5/18/2022	$ 1,654,000	$ 1,663,428
Series BKNT, 2.63%, 1/25/2021	4,862,000	4,886,845
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	5,173,000	5,146,669
2.95%, 3/1/2021	6,449,000	6,503,945
3.00%, 2/22/2022	3,875,000	3,930,103
3.22%, 3/7/2022	7,627,000	7,787,625
3.54%, 7/26/2021	8,321,000	8,506,142
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	3,728,000	3,714,356
2.95%, 2/28/2022	8,268,000	8,367,712
Morgan Stanley:
2.75%, 5/19/2022	13,476,000	13,616,689
2.80%, 6/16/2020	10,088,000	10,133,396
5.75%, 1/25/2021	10,901,000	11,449,211
Series GMTN, 2.50%, 4/21/2021	13,457,000	13,481,626
Series GMTN, 5.50%, 7/24/2020	8,512,000	8,786,001
Series GMTN, 5.50%, 7/28/2021	10,584,000	11,237,880
Series MTN, 2.63%, 11/17/2021	22,005,000	22,137,030
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	9,812,000	10,028,845
National Australia Bank, Ltd.:
2.50%, 1/12/2021	3,798,000	3,810,989
2.80%, 1/10/2022	3,103,000	3,141,725
3.38%, 9/20/2021	2,788,000	2,852,905
3.70%, 11/4/2021	4,235,000	4,367,005
Series BKNT, 1.88%, 7/12/2021	3,805,000	3,774,408
Series BKNT, 2.63%, 7/23/2020	4,521,000	4,540,124
Series GMTN, 2.50%, 5/22/2022	5,014,000	5,042,028
Series GMTN, 2.63%, 1/14/2021	5,168,000	5,195,132
National Bank of Canada Series BKNT, 2.20%, 11/2/2020	3,557,000	3,550,669
Natwest Markets PLC 5.63%, 8/24/2020	319,000	329,533
Northern Trust Corp.:
3.38%, 8/23/2021	3,644,000	3,741,368
3.45%, 11/4/2020	2,344,000	2,382,699
PNC Bank NA:
Series BKNT, 2.15%, 4/29/2021	3,711,000	3,704,357
Series BKNT, 2.45%, 11/5/2020	9,293,000	9,311,121
Series BKNT, 2.50%, 1/22/2021	5,774,000	5,791,091

See accompanying notes to financial statements.
53

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series BKNT, 2.55%, 12/9/2021	$ 995,000	$ 1,002,005
Series BKNT, 2.60%, 7/21/2020	4,917,000	4,930,423
Series BKNT, 2.63%, 2/17/2022	3,962,000	3,996,113
Series BKNT, 2.70%, 11/1/2022	7,182,000	7,254,825
PNC Financial Services Group, Inc.:
3.30%, 3/8/2022	3,222,000	3,315,889
4.38%, 8/11/2020	1,852,000	1,893,763
RBC USA Holdco Corp. 5.25%, 9/15/2020	3,736,000	3,864,481
Regions Bank:
Series BKNT, 2.75%, 4/1/2021	3,762,000	3,781,976
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.37%, 8/13/2021 (c)	7,234,000	7,295,706
Regions Financial Corp. 3.20%, 2/8/2021	4,356,000	4,404,047
Royal Bank of Canada:
2.15%, 10/26/2020	9,372,000	9,368,345
Series GMTN, 2.50%, 1/19/2021	4,161,000	4,180,765
Series GMTN, 2.75%, 2/1/2022	4,265,000	4,332,302
Series GMTN, 2.80%, 4/29/2022 (a)	7,072,000	7,187,061
Series GMTN, 3.20%, 4/30/2021	8,672,000	8,829,137
Series MTN, 2.35%, 10/30/2020	5,981,000	5,993,261
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	9,011,000	9,103,453
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	11,240,000	11,498,520
4.45%, 12/3/2021	4,881,000	5,070,676
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	3,805,000	3,815,197
2.88%, 8/5/2021	9,671,000	9,687,151
3.13%, 1/8/2021	3,630,000	3,650,764
Santander UK PLC:
2.13%, 11/3/2020	3,229,000	3,212,597
2.50%, 1/5/2021	3,937,000	3,936,213
3.40%, 6/1/2021	3,550,000	3,607,688
3.75%, 11/15/2021	2,201,000	2,260,691
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	7,489,000	7,404,749
2.63%, 3/15/2021	4,313,000	4,333,228
2.80%, 3/11/2022	2,435,000	2,460,568
Sumitomo Mitsui Banking Corp.:
Security Description	Principal Amount	Value
Series BKNT, 2.45%, 10/20/2020	$ 5,399,000	$ 5,403,481
Series GMTN, 2.65%, 7/23/2020	3,936,000	3,948,005
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	6,948,000	6,911,801
2.44%, 10/19/2021	6,353,000	6,363,165
2.85%, 1/11/2022	4,396,000	4,440,136
2.93%, 3/9/2021	6,683,000	6,745,286
SunTrust Bank:
Series BKNT, 2.80%, 5/17/2022	5,827,000	5,900,595
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (c)	3,506,000	3,558,274
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (c)	3,209,000	3,281,588
SunTrust Banks, Inc.:
2.70%, 1/27/2022	4,748,000	4,778,862
2.90%, 3/3/2021	3,975,000	4,010,219
Svenska Handelsbanken AB:
1.95%, 9/8/2020	6,675,000	6,651,437
Series BKNT, 1.88%, 9/7/2021	6,260,000	6,203,284
Series BKNT, 2.45%, 3/30/2021	4,626,000	4,637,287
Series BKNT, 3.35%, 5/24/2021	6,413,000	6,534,975
Series GMTN, 2.40%, 10/1/2020	4,319,000	4,329,970
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	3,000,000	3,022,710
Series BKNT, 3.65%, 5/24/2021	4,687,000	4,768,976
Toronto-Dominion Bank:
1.80%, 7/13/2021 (a)	5,500,000	5,456,440
Series GMTN, 1.85%, 9/11/2020	3,845,000	3,831,581
Series GMTN, 2.50%, 12/14/2020	9,363,000	9,405,414
Series GMTN, 2.55%, 1/25/2021	8,795,000	8,842,757
Series GMTN, 3.15%, 9/17/2020	6,603,000	6,680,255
Series MTN, 2.13%, 4/7/2021	6,638,000	6,632,955
Series MTN, 3.25%, 6/11/2021	7,168,000	7,310,715
UBS AG Series GMTN, 4.88%, 8/4/2020	3,915,000	4,024,424
US Bancorp:
Series MTN, 2.35%, 1/29/2021	207,000	207,600

See accompanying notes to financial statements.
54

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 3.00%, 3/15/2022	$ 4,278,000	$ 4,371,603
Series MTN, 4.13%, 5/24/2021	4,022,000	4,156,657
Series V, 2.63%, 1/24/2022	1,845,000	1,864,778
US Bank NA:
Series BKNT, 2.05%, 10/23/2020	4,030,000	4,022,867
Series BKNT, 2.65%, 5/23/2022	7,338,000	7,435,816
Series BKNT, 3.00%, 2/4/2021	6,879,000	6,958,934
Series BKNT, 3.05%, 7/24/2020	3,872,000	3,903,479
Series BKNT, 3.15%, 4/26/2021	4,638,000	4,717,727
Series BKNT, 3.45%, 11/16/2021	10,631,000	10,925,266
Wells Fargo & Co.:
2.10%, 7/26/2021	9,151,000	9,097,192
2.50%, 3/4/2021	11,898,000	11,922,510
3.07%, 1/24/2023	3,263,000	3,315,306
Series GMTN, 2.60%, 7/22/2020	10,901,000	10,930,651
Series MTN, 2.55%, 12/7/2020	8,467,000	8,489,099
Series MTN, 3.00%, 1/22/2021	4,926,000	4,971,664
Series MTN, 3.50%, 3/8/2022	10,736,000	11,045,948
Series MTN, 4.60%, 4/1/2021	11,082,000	11,504,667
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	9,813,000	9,853,430
Series BKNT, 3.63%, 10/22/2021	16,762,000	17,232,342
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (c)	14,249,000	14,382,941
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (c)	9,222,000	9,309,332
Westpac Banking Corp.:
2.00%, 8/19/2021	3,557,000	3,537,045
2.10%, 5/13/2021	6,855,000	6,836,286
2.50%, 6/28/2022	200,000	201,248
2.60%, 11/23/2020	6,124,000	6,154,130
2.65%, 1/25/2021	7,417,000	7,461,947
2.75%, 1/11/2023	4,760,000	4,821,261
2.80%, 1/11/2022	1,318,000	1,334,409
Zions Bancorp NA:
3.50%, 8/27/2021	2,642,000	2,695,897
Series BKNT, 3.35%, 3/4/2022	4,689,000	4,770,870
		1,888,264,102
Security Description	Principal Amount	Value
BEVERAGES — 1.8%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	$ 1,599,000	$ 1,607,091
Coca-Cola Co.:
1.55%, 9/1/2021 (a)	6,047,000	5,985,865
1.88%, 10/27/2020	6,474,000	6,462,994
2.45%, 11/1/2020 (a)	4,943,000	4,963,316
3.15%, 11/15/2020	5,011,000	5,080,402
3.30%, 9/1/2021	6,741,000	6,923,344
Coca-Cola European Partners PLC 3.50%, 9/15/2020	2,518,000	2,548,241
Constellation Brands, Inc.:
2.25%, 11/6/2020	3,728,000	3,719,649
2.70%, 5/9/2022	3,010,000	3,030,859
3.75%, 5/1/2021	3,536,000	3,618,354
Diageo Capital PLC:
3.00%, 5/18/2020	4,941,000	4,964,173
4.83%, 7/15/2020	1,121,000	1,149,429
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021	8,634,000	8,806,076
Molson Coors Brewing Co.:
2.10%, 7/15/2021	3,937,000	3,907,512
3.50%, 5/1/2022	2,485,000	2,551,896
PepsiCo, Inc.:
1.70%, 10/6/2021	936,000	928,652
1.85%, 4/30/2020	6,715,000	6,698,884
2.00%, 4/15/2021	4,520,000	4,513,446
2.15%, 10/14/2020	3,773,000	3,776,584
2.75%, 3/5/2022	4,900,000	5,002,900
3.00%, 8/25/2021	3,887,000	3,962,952
3.13%, 11/1/2020	5,473,000	5,547,214
		95,749,833
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
1.85%, 8/19/2021	3,552,000	3,514,562
2.13%, 5/1/2020	3,212,000	3,204,323
2.65%, 5/11/2022	10,492,000	10,570,060
3.45%, 10/1/2020	3,115,000	3,155,806
3.88%, 11/15/2021	12,113,000	12,486,928
4.10%, 6/15/2021	3,927,000	4,041,276
Biogen, Inc. 2.90%, 9/15/2020	5,283,000	5,309,256
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	1,668,000	1,719,958
Celgene Corp.:
2.25%, 8/15/2021	3,060,000	3,053,452
2.88%, 8/15/2020	7,960,000	8,003,700
2.88%, 2/19/2021	3,992,000	4,024,335
3.55%, 8/15/2022	2,798,000	2,898,001
3.95%, 10/15/2020	421,000	429,294
Gilead Sciences, Inc.:
1.95%, 3/1/2022	3,854,000	3,826,213
2.55%, 9/1/2020	11,524,000	11,554,078

See accompanying notes to financial statements.
55

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
4.40%, 12/1/2021	$ 4,329,000	$ 4,527,182
4.50%, 4/1/2021	3,958,000	4,087,743
		86,406,167
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	898,000	939,569
Masco Corp.:
3.50%, 4/1/2021	1,989,000	2,019,511
7.13%, 3/15/2020	464,000	476,551
		3,435,631
CHEMICALS — 1.1%
Airgas, Inc. 2.38%, 2/15/2020	50,000	49,986
Celanese US Holdings LLC 5.88%, 6/15/2021	2,020,000	2,140,715
Dow Chemical Co. 4.13%, 11/15/2021	8,815,000	9,125,112
DowDuPont, Inc. 3.77%, 11/15/2020	6,607,000	6,732,599
Eastman Chemical Co. 3.50%, 12/1/2021	1,761,000	1,801,626
Ecolab, Inc. 4.35%, 12/8/2021	4,096,000	4,299,285
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	3,531,000	3,573,337
LyondellBasell Industries NV 6.00%, 11/15/2021	5,816,000	6,236,497
Mosaic Co. 3.75%, 11/15/2021	876,000	896,744
PPG Industries, Inc. 3.60%, 11/15/2020	1,664,000	1,690,624
Praxair, Inc.:
2.25%, 9/24/2020	1,520,000	1,522,462
2.45%, 2/15/2022	1,553,000	1,565,781
3.00%, 9/1/2021	3,691,000	3,758,324
4.05%, 3/15/2021	5,339,000	5,508,406
Sherwin-Williams Co.:
2.25%, 5/15/2020	8,253,000	8,236,824
4.20%, 1/15/2022	500,000	519,380
		57,657,702
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	3,916,000	3,917,488
Block Financial LLC 4.13%, 10/1/2020	3,095,000	3,145,294
Cintas Corp. No. 2 2.90%, 4/1/2022	3,977,000	4,040,393
Equifax, Inc.:
2.30%, 6/1/2021	922,000	916,321
3.60%, 8/15/2021	2,952,000	3,001,771
Moody's Corp.:
2.75%, 12/15/2021	1,019,000	1,027,641
Security Description	Principal Amount	Value
3.25%, 6/7/2021	$ 3,933,000	$ 4,003,912
5.50%, 9/1/2020	1,642,000	1,699,634
S&P Global, Inc. 3.30%, 8/14/2020	3,700,000	3,735,779
Total System Services, Inc.:
3.80%, 4/1/2021	3,892,000	3,963,730
4.00%, 6/1/2023	3,743,000	3,916,301
Verisk Analytics, Inc. 5.80%, 5/1/2021	3,055,000	3,238,544
		36,606,808
COMPUTERS — 3.1%
Apple, Inc.:
1.55%, 8/4/2021	5,760,000	5,705,914
2.00%, 11/13/2020	4,919,000	4,916,639
2.15%, 2/9/2022	8,139,000	8,169,196
2.25%, 2/23/2021	13,508,000	13,551,496
2.30%, 5/11/2022	4,991,000	5,025,238
2.50%, 2/9/2022	7,055,000	7,135,286
2.70%, 5/13/2022	692,000	704,580
2.85%, 5/6/2021	12,442,000	12,626,266
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (d)	13,680,000	14,087,117
5.45%, 6/15/2023 (d)	8,616,000	9,285,549
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021	3,631,000	3,705,399
3.60%, 10/15/2020	12,532,000	12,695,668
HP, Inc.:
3.75%, 12/1/2020	2,944,000	2,992,959
4.30%, 6/1/2021	2,610,000	2,698,218
4.38%, 9/15/2021	1,442,000	1,503,977
4.65%, 12/9/2021 (a)	2,559,000	2,691,786
IBM Credit LLC:
1.80%, 1/20/2021	4,780,000	4,746,636
2.65%, 2/5/2021	8,233,000	8,281,245
3.45%, 11/30/2020	3,852,000	3,915,327
3.60%, 11/30/2021	4,248,000	4,381,515
International Business Machines Corp.:
2.25%, 2/19/2021	2,971,000	2,971,832
2.50%, 1/27/2022	6,496,000	6,540,173
2.80%, 5/13/2021	4,930,000	4,989,702
2.85%, 5/13/2022	11,338,000	11,533,467
2.90%, 11/1/2021	198,000	200,897
NetApp, Inc. 3.38%, 6/15/2021	3,349,000	3,389,690
Seagate HDD Cayman 4.25%, 3/1/2022	4,012,000	4,076,954
		162,522,726
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series MTN, 2.30%, 5/3/2022	20,000	20,217
Series MTN, 2.45%, 11/15/2021	20,000	20,213

See accompanying notes to financial statements.
56

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Estee Lauder Cos., Inc. 1.70%, 5/10/2021	$ 2,089,000	$ 2,069,656
Procter & Gamble Co.:
1.70%, 11/3/2021	2,023,000	2,008,030
1.85%, 2/2/2021	5,874,000	5,857,200
1.90%, 10/23/2020	3,466,000	3,460,593
2.30%, 2/6/2022	250,000	251,972
Unilever Capital Corp.:
1.38%, 7/28/2021	1,251,000	1,231,985
2.10%, 7/30/2020	368,000	367,643
2.75%, 3/22/2021	7,297,000	7,374,129
3.00%, 3/7/2022	3,455,000	3,534,085
4.25%, 2/10/2021	3,844,000	3,970,391
		30,166,114
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	3,279,000	3,342,711
3.95%, 2/1/2022	2,062,000	2,120,210
4.13%, 7/3/2023	2,348,000	2,452,510
4.25%, 7/1/2020	1,051,000	1,066,670
4.45%, 12/16/2021	4,739,000	4,919,414
4.50%, 5/15/2021	3,824,000	3,943,653
4.63%, 10/30/2020	4,432,000	4,548,828
4.63%, 7/1/2022 (a)	2,956,000	3,103,652
5.00%, 10/1/2021	3,633,000	3,807,893
Air Lease Corp.:
2.50%, 3/1/2021	3,836,000	3,834,849
3.38%, 6/1/2021	1,695,000	1,720,612
3.50%, 1/15/2022	2,789,000	2,856,410
3.75%, 2/1/2022	2,368,000	2,430,870
3.88%, 4/1/2021	3,325,000	3,398,848
Aircastle, Ltd.:
5.13%, 3/15/2021	3,489,000	3,614,569
5.50%, 2/15/2022	3,402,000	3,606,766
7.63%, 4/15/2020	1,604,000	1,662,177
American Express Co.:
2.20%, 10/30/2020	9,117,000	9,095,028
2.50%, 8/1/2022	250,000	251,530
2.75%, 5/20/2022	5,058,000	5,120,163
3.00%, 2/22/2021	3,896,000	3,938,272
3.38%, 5/17/2021	6,379,000	6,498,415
3.70%, 11/5/2021	6,007,000	6,186,249
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	4,379,000	4,395,596
Series MTN, 2.25%, 5/5/2021	3,984,000	3,984,239
Series MTN, 2.38%, 5/26/2020	5,405,000	5,407,649
Series MTN, 2.70%, 3/3/2022	6,664,000	6,731,240
Ameriprise Financial, Inc. 3.00%, 3/22/2022	2,625,000	2,675,085
BlackRock, Inc. 4.25%, 5/24/2021	3,956,000	4,114,477
Security Description	Principal Amount	Value
Capital One Financial Corp.:
2.40%, 10/30/2020	$ 3,005,000	$ 3,007,675
2.50%, 5/12/2020	6,385,000	6,391,257
3.05%, 3/9/2022	6,866,000	6,973,384
3.45%, 4/30/2021	7,663,000	7,801,777
4.75%, 7/15/2021	3,363,000	3,515,848
Charles Schwab Corp.:
3.25%, 5/21/2021	3,459,000	3,523,995
4.45%, 7/22/2020	3,864,000	3,952,756
GE Capital International Funding Co. 2.34%, 11/15/2020	35,186,000	35,016,755
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	5,102,000	5,132,918
International Lease Finance Corp.:
4.63%, 4/15/2021	1,578,000	1,629,253
8.25%, 12/15/2020	3,734,000	4,027,642
8.63%, 1/15/2022	200,000	228,142
Jefferies Group LLC:
5.13%, 1/20/2023 (a)	2,745,000	2,941,954
6.88%, 4/15/2021	29,000	31,012
8.50%, 7/15/2019	1,354,000	1,356,640
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	99,999
Mastercard, Inc. 2.00%, 11/21/2021	2,721,000	2,714,660
Stifel Financial Corp. 3.50%, 12/1/2020	10,000	10,107
Synchrony Financial:
3.00%, 8/15/2019	2,019,859	2,020,162
3.75%, 8/15/2021	3,976,000	4,055,798
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	3,732,000	3,795,855
Visa, Inc. 2.20%, 12/14/2020	12,168,000	12,190,024
Western Union Co. 3.60%, 3/15/2022	3,478,000	3,560,985
		224,807,183
ELECTRIC — 4.2%
Alabama Power Co. Series 17A, 2.45%, 3/30/2022	50,000	50,207
Ameren Corp. 2.70%, 11/15/2020	2,390,000	2,397,146
American Electric Power Co., Inc.:
2.15%, 11/13/2020	2,945,000	2,935,458
Series I, 3.65%, 12/1/2021	3,728,000	3,842,151
Appalachian Power Co. 4.60%, 3/30/2021	1,667,000	1,724,261
Arizona Public Service Co. 2.20%, 1/15/2020	136,000	135,747
Berkshire Hathaway Energy Co. 2.38%, 1/15/2021	3,531,000	3,538,980

See accompanying notes to financial statements.
57

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC 1.85%, 6/1/2021	$ 8,000	$ 7,941
CenterPoint Energy, Inc. 3.60%, 11/1/2021	3,703,000	3,802,685
Commonwealth Edison Co.:
3.40%, 9/1/2021	2,561,000	2,617,393
4.00%, 8/1/2020	50,000	50,714
Consolidated Edison, Inc. 2.00%, 5/15/2021	2,235,000	2,224,049
Dominion Energy, Inc.:
2.58%, 7/1/2020	4,586,000	4,581,276
2.72%, 8/15/2021 (e)	2,778,000	2,783,250
4.10%, 4/1/2021 (e)	3,164,000	3,239,398
Series C, 2.00%, 8/15/2021	3,689,000	3,654,471
DPL, Inc. 7.25%, 10/15/2021	2,188,000	2,353,653
DTE Electric Co.:
3.45%, 10/1/2020	1,973,000	1,997,840
3.90%, 6/1/2021	189,000	194,237
DTE Energy Co. Series B, 2.60%, 6/15/2022	2,726,000	2,742,138
Duke Energy Carolinas LLC:
3.35%, 5/15/2022	2,787,000	2,879,723
3.90%, 6/15/2021	474,000	488,993
4.30%, 6/15/2020	2,130,000	2,170,683
Duke Energy Corp.:
1.80%, 9/1/2021	3,671,000	3,629,481
3.55%, 9/15/2021	2,972,000	3,037,860
5.05%, 9/15/2019	2,351,000	2,361,532
Duke Energy Florida LLC 3.10%, 8/15/2021	1,254,000	1,272,898
Duke Energy Indiana LLC 3.75%, 7/15/2020	2,558,000	2,597,368
Duke Energy Progress LLC:
2.80%, 5/15/2022	340,000	345,957
3.00%, 9/15/2021	36,000	36,596
Emera US Finance L.P. 2.70%, 6/15/2021	3,980,000	3,993,413
Entergy Corp.:
4.00%, 7/15/2022	1,800,000	1,871,622
5.13%, 9/15/2020	1,087,000	1,112,838
Entergy Gulf States Louisiana LLC 3.95%, 10/1/2020	500,000	507,100
Evergy, Inc. 4.85%, 6/1/2021	321,000	332,328
Eversource Energy:
2.50%, 3/15/2021	3,703,000	3,712,480
Series K, 2.75%, 3/15/2022	3,838,000	3,884,632
Exelon Corp.:
2.45%, 4/15/2021	16,000	15,980
2.85%, 6/15/2020	3,975,000	3,989,588
3.50%, 6/1/2022	4,000,000	4,096,800
5.15%, 12/1/2020	3,053,000	3,146,055
Exelon Generation Co. LLC:
Security Description	Principal Amount	Value
2.95%, 1/15/2020	$ 3,437,000	$ 3,441,640
4.00%, 10/1/2020	3,902,000	3,961,310
4.25%, 6/15/2022	3,946,000	4,129,844
Fortis, Inc. 2.10%, 10/4/2021	3,525,000	3,488,975
Georgia Power Co.:
2.40%, 4/1/2021	3,839,000	3,839,384
Series C, 2.00%, 9/8/2020	5,727,000	5,695,272
IPALCO Enterprises, Inc. 3.45%, 7/15/2020	437,000	439,552
Kentucky Utilities Co. 3.25%, 11/1/2020	3,667,000	3,704,697
LG&E & KU Energy LLC 3.75%, 11/15/2020	2,437,000	2,473,141
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/1/2020	579,000	579,631
2.40%, 4/25/2022	3,314,000	3,336,104
3.05%, 2/15/2022	15,000	15,305
Series MTN, 2.90%, 3/15/2021	3,789,000	3,837,007
NextEra Energy Capital Holdings, Inc.:
2.90%, 4/1/2022	5,013,000	5,091,704
4.50%, 6/1/2021	1,180,000	1,221,241
Series H, 3.34%, 9/1/2020	3,912,000	3,956,714
Northern States Power Co. 2.20%, 8/15/2020	681,000	681,177
NV Energy, Inc. 6.25%, 11/15/2020	5,343,000	5,616,348
Ohio Power Co. Series M, 5.38%, 10/1/2021	1,458,000	1,556,648
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022	900,000	943,335
PacifiCorp 3.85%, 6/15/2021	2,947,000	3,028,367
Pinnacle West Capital Corp. 2.25%, 11/30/2020	1,555,000	1,549,386
PNM Resources, Inc. 3.25%, 3/9/2021	3,498,000	3,534,204
Progress Energy, Inc.:
3.15%, 4/1/2022	2,716,000	2,766,545
4.40%, 1/15/2021	3,652,000	3,748,851
PSEG Power LLC 3.00%, 6/15/2021	15,000	15,138
Public Service Co. of Colorado 3.20%, 11/15/2020	934,000	940,631
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	2,081,000	2,075,048
Series MTN, 2.00%, 8/15/2019	648,000	647,436
Public Service Enterprise Group, Inc. 2.00%, 11/15/2021	3,720,000	3,684,437
Puget Energy, Inc.:

See accompanying notes to financial statements.
58

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
6.00%, 9/1/2021	$ 3,782,000	$ 4,051,619
6.50%, 12/15/2020	3,584,000	3,777,823
San Diego Gas & Electric Co. 3.00%, 8/15/2021	4,963,000	5,017,643
Sempra Energy 2.85%, 11/15/2020	2,433,000	2,444,119
Southern California Edison Co.:
3.88%, 6/1/2021	3,665,000	3,725,472
Series A, 2.90%, 3/1/2021	5,092,000	5,098,772
Southern Co. 2.35%, 7/1/2021	6,751,000	6,746,409
Southern Power Co. Series 15B, 2.38%, 6/1/2020	3,243,000	3,237,422
UIL Holdings Corp. 4.63%, 10/1/2020	866,000	886,628
Virginia Electric & Power Co. 2.95%, 1/15/2022	272,000	275,939
WEC Energy Group, Inc.:
3.10%, 3/8/2022	3,574,000	3,637,796
3.38%, 6/15/2021	3,886,000	3,960,689
Wisconsin Electric Power Co. 2.95%, 9/15/2021	1,999,000	2,025,167
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,001
Wisconsin Public Service Corp. 3.35%, 11/21/2021	1,336,000	1,370,202
Xcel Energy, Inc. 2.40%, 3/15/2021	3,815,000	3,809,812
		220,422,507
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	3,747,000	3,782,747
4.25%, 11/15/2020	4,000	4,114
		3,786,861
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 5.00%, 7/15/2020	3,301,000	3,380,290
Amphenol Corp.:
2.20%, 4/1/2020	1,793,000	1,789,235
3.13%, 9/15/2021	208,000	211,072
Arrow Electronics, Inc. 3.50%, 4/1/2022	2,504,000	2,544,114
Avnet, Inc. 3.75%, 12/1/2021	2,876,000	2,934,929
FLIR Systems, Inc. 3.13%, 6/15/2021	3,192,000	3,210,992
Fortive Corp. 2.35%, 6/15/2021	3,428,000	3,420,390
Honeywell International, Inc.:
1.85%, 11/1/2021	8,977,000	8,915,328
4.25%, 3/1/2021	1,365,000	1,411,519
Jabil, Inc. 5.63%, 12/15/2020	1,317,000	1,366,928
Security Description	Principal Amount	Value
PerkinElmer, Inc. 5.00%, 11/15/2021	$ 2,991,000	$ 3,133,701
Tech Data Corp. 3.70%, 2/15/2022	5,178,000	5,267,476
		37,585,974
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.25%, 11/15/2021	38,000	40,496
5.50%, 9/15/2019	2,453,000	2,466,908
Waste Management, Inc.:
4.60%, 3/1/2021	1,463,000	1,510,504
4.75%, 6/30/2020	3,881,000	3,973,795
		7,991,703
FOOD — 1.4%
Campbell Soup Co.:
3.30%, 3/15/2021	4,819,000	4,880,105
4.25%, 4/15/2021	882,000	908,054
Conagra Brands, Inc. 3.80%, 10/22/2021	5,732,000	5,890,776
General Mills, Inc.:
3.15%, 12/15/2021	110,000	111,826
3.20%, 4/16/2021	6,028,000	6,118,299
Hershey Co. 3.10%, 5/15/2021	3,457,000	3,513,142
Ingredion, Inc. 4.63%, 11/1/2020	3,166,000	3,251,387
JM Smucker Co.:
3.00%, 3/15/2022	2,998,000	3,035,595
3.50%, 10/15/2021	2,852,000	2,918,680
Kellogg Co.:
3.25%, 5/14/2021	3,654,000	3,718,201
4.00%, 12/15/2020	3,935,000	4,025,505
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	5,685,000	5,695,063
3.38%, 6/15/2021	2,637,000	2,679,825
3.50%, 6/6/2022	9,000	9,235
Kroger Co.:
2.60%, 2/1/2021	1,710,000	1,715,027
2.95%, 11/1/2021	828,000	837,497
3.30%, 1/15/2021	5,295,000	5,361,770
Mondelez International, Inc. 3.00%, 5/7/2020	3,815,000	3,832,282
Sysco Corp.:
2.50%, 7/15/2021	3,838,000	3,853,390
2.60%, 10/1/2020	4,962,000	4,976,936
2.60%, 6/12/2022	9,000	9,086
Tyson Foods, Inc.:
2.25%, 8/23/2021	3,665,000	3,655,105
4.50%, 6/15/2022	1,223,000	1,291,023
		72,287,809
FOREST PRODUCTS & PAPER — 0.0% (f)
International Paper Co.:

See accompanying notes to financial statements.
59

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
4.75%, 2/15/2022	$ 1,745,000	$ 1,841,918
7.50%, 8/15/2021	41,000	45,251
		1,887,169
GAS — 0.1%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	3,649,000	3,746,793
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,770,000	2,785,014
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	970,000	990,331
		7,522,138
HEALTH CARE PRODUCTS — 1.7%
Abbott Laboratories:
2.55%, 3/15/2022	1,599,000	1,616,093
2.90%, 11/30/2021	17,876,000	18,165,949
Baxter International, Inc. 1.70%, 8/15/2021	100,000	98,682
Becton Dickinson and Co.:
2.40%, 6/5/2020	4,289,000	4,285,697
2.89%, 6/6/2022	4,036,000	4,090,284
3.13%, 11/8/2021	3,576,000	3,628,281
3.25%, 11/12/2020	4,649,000	4,689,400
Covidien International Finance SA 3.20%, 6/15/2022	600,000	616,764
Danaher Corp. 2.40%, 9/15/2020	3,630,000	3,632,795
Life Technologies Corp.:
5.00%, 1/15/2021	3,788,000	3,905,807
6.00%, 3/1/2020	3,914,000	3,996,820
Medtronic, Inc.:
3.13%, 3/15/2022	3,952,000	4,052,855
3.15%, 3/15/2022	13,734,000	14,119,376
4.13%, 3/15/2021	195,000	200,421
Stryker Corp. 2.63%, 3/15/2021	2,887,000	2,899,472
Thermo Fisher Scientific, Inc.:
3.15%, 1/15/2023 (a)	2,866,000	2,939,714
3.30%, 2/15/2022	50,000	51,273
3.60%, 8/15/2021	3,621,000	3,704,283
4.50%, 3/1/2021	3,998,000	4,136,731
4.70%, 5/1/2020	2,602,000	2,646,442
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	2,291,000	2,294,047
3.15%, 4/1/2022	3,950,000	4,013,319
3.38%, 11/30/2021	2,177,000	2,216,055
		92,000,560
HEALTH CARE SERVICES — 1.5%
Aetna, Inc. 4.13%, 6/1/2021	1,608,000	1,657,494
Security Description	Principal Amount	Value
Anthem, Inc.:
2.50%, 11/21/2020	$ 3,990,000	$ 3,996,783
3.13%, 5/15/2022	2,994,000	3,049,988
3.70%, 8/15/2021	3,800,000	3,888,464
4.35%, 8/15/2020	3,891,000	3,974,890
Cigna Corp. 4.38%, 12/15/2020	250,000	255,555
Cigna Holding Co.:
4.00%, 2/15/2022	2,947,000	3,045,312
4.50%, 3/15/2021	3,448,000	3,544,854
5.13%, 6/15/2020	2,045,000	2,095,164
Coventry Health Care, Inc. 5.45%, 6/15/2021	3,996,000	4,191,045
HCA, Inc. 5.88%, 3/15/2022	5,989,000	6,560,470
Humana, Inc. 2.50%, 12/15/2020	3,732,000	3,731,925
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	4,148,000	4,215,488
4.63%, 11/15/2020	2,070,000	2,119,411
Quest Diagnostics, Inc.:
4.70%, 4/1/2021 (a)	689,000	714,762
4.75%, 1/30/2020	908,000	919,196
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	3,745,000	3,730,020
2.13%, 3/15/2021	3,865,000	3,857,811
2.70%, 7/15/2020	6,209,000	6,235,450
2.88%, 12/15/2021	3,042,000	3,088,908
2.88%, 3/15/2022	4,240,000	4,307,416
3.15%, 6/15/2021	4,601,000	4,681,978
3.38%, 11/15/2021	3,706,000	3,793,165
3.88%, 10/15/2020	3,337,000	3,390,792
4.70%, 2/15/2021	185,000	191,035
		81,237,376
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	2,738,000	2,736,248
4.00%, 2/15/2020	3,616,000	3,644,783
		6,381,031
HOME FURNISHINGS — 0.1%
Whirlpool Corp. Series MTN, 4.85%, 6/15/2021	2,409,000	2,516,080
HOUSEHOLD PRODUCTS & WARES — 0.1%
Clorox Co. 3.80%, 11/15/2021	164,000	169,350
Kimberly-Clark Corp.:
1.85%, 3/1/2020 (a)	247,000	246,239
2.40%, 3/1/2022	3,597,000	3,624,913
		4,040,502

See accompanying notes to financial statements.
60

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
HOUSEWARES — 0.1%
Newell Brands, Inc.:
3.15%, 4/1/2021	$ 27,000	$ 27,107
4.70%, 8/15/2020	1,236,000	1,262,475
Tupperware Brands Corp. 4.75%, 6/1/2021	5,259,000	5,397,575
		6,687,157
INSURANCE — 1.7%
AEGON Funding Co. LLC 5.75%, 12/15/2020	1,701,000	1,780,828
Alleghany Corp. 5.63%, 9/15/2020	1,477,000	1,531,560
Alterra Finance LLC 6.25%, 9/30/2020	1,005,000	1,049,592
American International Group, Inc.:
3.30%, 3/1/2021	6,902,000	6,994,970
3.38%, 8/15/2020	2,893,000	2,925,026
6.40%, 12/15/2020	3,552,000	3,752,120
Aon Corp. 5.00%, 9/30/2020	2,326,000	2,402,293
Aon PLC 2.80%, 3/15/2021	1,237,000	1,244,657
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	3,801,000	3,838,516
4.25%, 1/15/2021	7,184,000	7,420,497
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	3,933,000	3,943,816
3.40%, 1/31/2022	3,961,000	4,096,704
3.75%, 8/15/2021	1,946,000	2,013,643
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	4,798,000	4,800,399
CNA Financial Corp. 5.75%, 8/15/2021	2,658,000	2,838,983
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	3,986,000	4,274,028
Lincoln National Corp.:
4.20%, 3/15/2022	680,000	711,212
4.85%, 6/24/2021	694,000	725,959
Manulife Financial Corp. 4.90%, 9/17/2020	481,000	494,906
Markel Corp. 4.90%, 7/1/2022	3,690,000	3,944,573
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	4,264,000	4,306,768
3.50%, 12/29/2020	3,621,000	3,681,362
4.80%, 7/15/2021	835,000	870,454
MetLife, Inc. 3.05%, 12/15/2022	1,942,000	1,987,792
PartnerRe Finance B LLC 5.50%, 6/1/2020	90,000	92,467
Progressive Corp. 3.75%, 8/23/2021	746,000	770,170
Prudential Financial, Inc.:
Security Description	Principal Amount	Value
Series MTN, 4.50%, 11/15/2020	$ 476,000	$ 490,599
Series MTN, 4.50%, 11/16/2021	2,126,000	2,233,406
Reinsurance Group of America, Inc. 5.00%, 6/1/2021	3,568,000	3,733,591
Travelers Cos., Inc. 3.90%, 11/1/2020	3,741,000	3,825,285
Trinity Acquisition PLC 3.50%, 9/15/2021	1,378,000	1,400,585
Unum Group:
3.00%, 5/15/2021	1,547,000	1,559,221
5.63%, 9/15/2020	1,142,000	1,184,425
Willis Towers Watson PLC 5.75%, 3/15/2021	1,333,000	1,404,342
WR Berkley Corp. 4.63%, 3/15/2022	3,000,000	3,169,170
		91,493,919
INTERNET — 0.7%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	6,137,000	6,228,135
Alphabet, Inc. 3.63%, 5/19/2021	1,551,000	1,597,158
Amazon.com, Inc.:
1.90%, 8/21/2020	8,412,000	8,392,652
3.30%, 12/5/2021 (a)	2,491,000	2,564,260
eBay, Inc.:
2.88%, 8/1/2021	2,881,000	2,905,604
3.25%, 10/15/2020	1,917,000	1,933,582
3.80%, 3/9/2022	6,810,000	7,037,590
Expedia Group, Inc. 5.95%, 8/15/2020	2,102,000	2,177,693
JD.com, Inc. 3.13%, 4/29/2021	5,838,000	5,846,465
		38,683,139
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	3,663,000	3,700,765
FS KKR Capital Corp. 4.25%, 1/15/2020	3,464,000	3,476,263
		7,177,028
IRON/STEEL — 0.3%
ArcelorMittal:
5.13%, 6/1/2020	1,603,000	1,637,288
5.25%, 8/5/2020	3,884,000	3,978,614
5.50%, 3/1/2021	3,806,000	3,963,264
6.25%, 2/25/2022	4,963,000	5,375,227
Vale Overseas, Ltd. 4.38%, 1/11/2022	2,968,000	3,059,652
		18,014,045

See accompanying notes to financial statements.
61

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	$ 3,866,000	$ 3,942,238
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020	2,323,000	2,328,900
		6,271,138
LODGING — 0.1%
Marriott International, Inc.:
2.30%, 1/15/2022	5,636,000	5,617,176
2.88%, 3/1/2021	90,000	90,588
3.38%, 10/15/2020	1,064,000	1,073,512
Series N, 3.13%, 10/15/2021	705,000	713,432
		7,494,708
MACHINERY, CONSTRUCTION & MINING — 0.7%
ABB Finance USA, Inc. 2.88%, 5/8/2022	7,061,000	7,171,575
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	3,971,000	3,927,994
1.93%, 10/1/2021	205,000	203,424
Series GMTN, 1.85%, 9/4/2020	3,792,000	3,778,159
Series I, 2.65%, 5/17/2021	5,601,000	5,652,697
Series MTN, 2.90%, 3/15/2021 (a)	3,367,000	3,405,417
Series MTN, 2.95%, 2/26/2022	4,502,000	4,594,876
Series MTN, 3.15%, 9/7/2021	3,814,000	3,889,212
Series MTN, 3.35%, 12/7/2020	3,238,000	3,286,732
Caterpillar, Inc. 3.90%, 5/27/2021	3,321,000	3,426,874
		39,336,960
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	1,719,000	1,719,499
3.88%, 10/15/2021	500,000	511,665
4.38%, 11/6/2020	2,575,000	2,629,229
4.88%, 4/1/2021	3,799,000	3,933,978
Deere & Co. 2.60%, 6/8/2022	5,000,000	5,059,250
Dover Corp. 4.30%, 3/1/2021	381,000	391,302
John Deere Capital Corp.:
2.55%, 1/8/2021	3,976,000	3,998,504
Series 0014, 2.45%, 9/11/2020	2,447,000	2,453,264
Series DMTN, 2.35%, 1/8/2021	4,072,000	4,083,320
Series MTN, 2.30%, 6/7/2021	4,094,000	4,105,218
Series MTN, 2.38%, 7/14/2020	4,117,000	4,123,093
Security Description	Principal Amount	Value
Series MTN, 2.65%, 1/6/2022	$ 2,000	$ 2,024
Series MTN, 2.75%, 3/15/2022	943,000	960,332
Series MTN, 2.80%, 3/4/2021	112,000	113,080
Series MTN, 2.88%, 3/12/2021	3,851,000	3,895,132
Series MTN, 2.95%, 4/1/2022	3,900,000	3,978,663
Series MTN, 3.13%, 9/10/2021	3,728,000	3,801,964
Series MTN, 3.15%, 10/15/2021	32,000	32,646
Series MTN, 3.20%, 1/10/2022	3,824,000	3,916,273
Series MTN, 3.90%, 7/12/2021	1,236,000	1,277,295
Roper Technologies, Inc.:
2.80%, 12/15/2021	2,399,000	2,417,760
3.00%, 12/15/2020	3,817,000	3,842,498
Xylem, Inc. 4.88%, 10/1/2021	23,000	24,194
		57,270,183
MEDIA — 1.9%
21st Century Fox America, Inc. 4.50%, 2/15/2021	520,000	537,867
CBS Corp.:
3.38%, 3/1/2022	1,116,000	1,141,623
4.30%, 2/15/2021	2,812,000	2,880,191
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	5,284,000	5,330,605
4.46%, 7/23/2022	1,937,000	2,033,753
Comcast Corp.:
1.63%, 1/15/2022	3,987,000	3,939,036
3.30%, 10/1/2020	6,671,000	6,762,393
3.45%, 10/1/2021	14,154,000	14,563,334
Discovery Communications LLC:
2.80%, 6/15/2020	2,462,000	2,466,629
3.30%, 5/15/2022	2,497,000	2,545,866
3.50%, 6/15/2022	3,000	3,067
4.38%, 6/15/2021	3,840,000	3,973,901
Fox Corp. 3.67%, 1/25/2022 (d)	3,942,000	4,073,071
NBCUniversal Media LLC 4.38%, 4/1/2021	9,525,000	9,875,710
Time Warner Cable LLC:
4.00%, 9/1/2021	100,000	102,508
4.13%, 2/15/2021	7,950,000	8,108,364
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021	4,952,000	4,968,936
Series GMTN, 2.15%, 9/17/2020	2,728,000	2,729,091
Series MTN, 2.45%, 3/4/2022 (a)	9,000	9,075

See accompanying notes to financial statements.
62

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 2.55%, 2/15/2022	$ 245,000	$ 247,484
Series MTN, 3.75%, 6/1/2021	5,802,000	5,979,889
Viacom, Inc.:
3.88%, 12/15/2021	3,561,000	3,656,435
4.50%, 3/1/2021	6,140,000	6,328,314
Walt Disney Co.:
2.75%, 8/16/2021 (a)	229,000	232,323
3.00%, 9/15/2022 (d)	2,081,000	2,128,301
4.50%, 2/15/2021 (d)	3,020,000	3,133,643
5.65%, 8/15/2020 (d)	2,225,000	2,309,061
		100,060,470
MINING — 0.3%
Barrick Gold Corp. 3.85%, 4/1/2022	490,000	507,831
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	3,955,000	4,024,608
3.25%, 11/21/2021	75,000	76,807
Kinross Gold Corp. 5.13%, 9/1/2021	2,780,000	2,888,754
Newmont Goldcorp Corp. 3.63%, 6/9/2021 (d)	3,346,000	3,408,905
Newmont Mining Corp. 3.50%, 3/15/2022	3,700,000	3,784,841
Southern Copper Corp. 5.38%, 4/16/2020	2,049,000	2,092,746
		16,784,492
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
Series MTN, 1.63%, 9/19/2021	3,912,000	3,871,237
Series MTN, 2.00%, 8/7/2020	3,000	2,996
Series MTN, 2.75%, 3/1/2022	4,004,000	4,067,624
Series MTN, 3.00%, 9/14/2021	3,967,000	4,040,469
General Electric Co.:
5.30%, 2/11/2021	5,708,000	5,922,678
Series GMTN, 4.63%, 1/7/2021	4,216,000	4,336,198
Series MTN, 4.38%, 9/16/2020	4,325,300	4,409,514
Series MTN, 4.65%, 10/17/2021	5,640,000	5,878,064
Illinois Tool Works, Inc. 3.38%, 9/15/2021	200,000	204,788
Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/2021	3,702,000	3,729,987
Textron, Inc. 7.25%, 10/1/2019 (a)	1,328,000	1,342,130
		37,805,685
OIL & GAS — 3.7%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	6,113,001	6,327,934
Security Description	Principal Amount	Value
Apache Corp. 3.25%, 4/15/2022 (a)	$ 270,000	$ 274,317
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	2,519,000	2,513,886
3.25%, 5/6/2022	9,619,000	9,901,029
4.50%, 10/1/2020	7,346,000	7,544,342
4.74%, 3/11/2021	3,901,000	4,065,193
BP Capital Markets PLC:
3.06%, 3/17/2022	5,558,000	5,687,779
3.56%, 11/1/2021	3,746,000	3,861,677
4.50%, 10/1/2020	2,133,000	2,193,044
Canadian Natural Resources, Ltd. 3.45%, 11/15/2021	1,928,000	1,968,469
Cenovus Energy, Inc. 5.70%, 10/15/2019	1,458,846	1,469,306
Chevron Corp.:
2.10%, 5/16/2021	11,126,000	11,128,337
2.41%, 3/3/2022	2,376,000	2,400,354
2.42%, 11/17/2020	4,044,000	4,062,764
2.50%, 3/3/2022	4,169,000	4,214,234
Devon Energy Corp.:
3.25%, 5/15/2022	1,490,000	1,536,548
4.00%, 7/15/2021	4,943,000	5,113,731
Encana Corp. 3.90%, 11/15/2021	100,000	102,466
EOG Resources, Inc.:
4.10%, 2/1/2021	3,018,000	3,105,733
4.40%, 6/1/2020	2,248,000	2,289,521
EQT Corp.:
2.50%, 10/1/2020	3,728,000	3,715,511
4.88%, 11/15/2021	3,960,000	4,143,982
Exxon Mobil Corp.:
2.22%, 3/1/2021	13,678,000	13,715,204
2.40%, 3/6/2022	1,538,000	1,552,103
Husky Energy, Inc. 3.95%, 4/15/2022	2,953,000	3,058,629
Marathon Oil Corp. 2.70%, 6/1/2020	3,714,000	3,716,228
Marathon Petroleum Corp.:
3.40%, 12/15/2020	3,673,000	3,718,876
5.13%, 3/1/2021	6,069,000	6,332,273
Newfield Exploration Co. 5.75%, 1/30/2022	8,107,000	8,688,596
Noble Energy, Inc. 4.15%, 12/15/2021	6,883,000	7,101,673
Occidental Petroleum Corp.:
2.60%, 4/15/2022	5,533,000	5,548,382
3.13%, 2/15/2022	90,000	91,274
Series 1, 4.10%, 2/1/2021 (a)	6,479,000	6,626,721
Phillips 66 4.30%, 4/1/2022	9,448,000	9,938,635
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	3,791,000	3,840,511
7.50%, 1/15/2020	3,179,000	3,261,145

See accompanying notes to financial statements.
63

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Shell International Finance B.V.:
1.38%, 9/12/2019	$ 500	$ 499
1.75%, 9/12/2021	4,333,000	4,297,859
1.88%, 5/10/2021	7,168,000	7,135,672
2.25%, 11/10/2020	4,230,000	4,237,318
Total Capital International SA:
2.75%, 6/19/2021	3,689,000	3,732,604
2.88%, 2/17/2022	6,538,000	6,652,284
Total Capital SA:
4.13%, 1/28/2021	2,219,000	2,287,412
4.25%, 12/15/2021	3,486,000	3,656,291
		196,810,346
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	2,672,000	2,708,312
Halliburton Co. 3.25%, 11/15/2021	1,914,000	1,952,357
		4,660,669
PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
4.50%, 10/15/2021 (d)	38,000	39,342
6.80%, 8/1/2019 (d)	2,414,000	2,421,145
Packaging Corp. of America:
2.45%, 12/15/2020	3,681,000	3,678,166
3.90%, 6/15/2022	3,755,000	3,893,785
		10,032,438
PHARMACEUTICALS — 5.2%
AbbVie, Inc.:
2.30%, 5/14/2021	6,865,000	6,846,121
2.50%, 5/14/2020	7,530,000	7,528,870
3.38%, 11/14/2021	4,381,000	4,469,365
Allergan Funding SCS 3.45%, 3/15/2022	16,609,000	16,933,872
Allergan, Inc. 3.38%, 9/15/2020	3,347,000	3,376,788
AmerisourceBergen Corp. 3.50%, 11/15/2021 (a)	3,206,000	3,268,838
AstraZeneca PLC:
2.38%, 11/16/2020	6,697,000	6,702,625
2.38%, 6/12/2022	6,086,000	6,119,169
Bristol-Myers Squibb Co.:
2.55%, 5/14/2021 (d)	7,186,000	7,238,314
2.60%, 5/16/2022 (a) (d)	5,699,000	5,768,186
Cardinal Health, Inc.:
2.62%, 6/15/2022	2,508,000	2,522,647
4.63%, 12/15/2020	523,000	537,916
Cigna Corp.:
3.20%, 9/17/2020 (d)	6,300,000	6,357,708
3.40%, 9/17/2021 (d)	4,193,000	4,274,218
CVS Health Corp.:
2.13%, 6/1/2021	5,442,000	5,405,702
Security Description	Principal Amount	Value
2.80%, 7/20/2020	$ 10,884,000	$ 10,912,951
3.35%, 3/9/2021	14,389,000	14,589,727
3.50%, 7/20/2022	3,784,000	3,887,946
4.13%, 5/15/2021	2,483,000	2,550,463
Eli Lilly & Co. 2.35%, 5/15/2022	4,175,000	4,206,396
Express Scripts Holding Co.:
2.60%, 11/30/2020	3,991,000	3,999,062
3.30%, 2/25/2021	3,639,000	3,685,543
3.90%, 2/15/2022	4,941,000	5,104,992
4.75%, 11/15/2021	4,883,000	5,129,738
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	9,255,000	9,418,166
3.13%, 5/14/2021	4,293,000	4,365,037
Johnson & Johnson:
1.65%, 3/1/2021	6,474,000	6,437,228
1.95%, 11/10/2020 (a)	3,047,000	3,047,091
2.25%, 3/3/2022	2,887,000	2,906,199
2.45%, 12/5/2021	558,000	563,725
2.95%, 9/1/2020	3,903,000	3,945,933
3.55%, 5/15/2021	2,000	2,058
McKesson Corp. 3.65%, 11/30/2020	4,085,000	4,150,115
Mead Johnson Nutrition Co. 3.00%, 11/15/2020	3,498,000	3,529,062
Medco Health Solutions, Inc. 4.13%, 9/15/2020	3,025,000	3,083,443
Merck & Co., Inc.:
2.35%, 2/10/2022	7,715,000	7,779,266
3.88%, 1/15/2021	1,881,000	1,924,413
Mylan NV:
3.15%, 6/15/2021	11,886,000	11,868,765
3.75%, 12/15/2020	165,000	166,402
Perrigo Finance Unlimited Co. 3.50%, 12/15/2021	953,000	945,738
Pfizer, Inc.:
1.95%, 6/3/2021	3,616,000	3,606,960
2.20%, 12/15/2021	3,779,000	3,790,375
2.80%, 3/11/2022 (a)	6,999,000	7,137,160
3.00%, 9/15/2021	4,913,000	5,012,537
5.20%, 8/12/2020	300,000	309,453
Sanofi 4.00%, 3/29/2021	10,169,000	10,478,036
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	3,375,000	3,369,870
2.40%, 9/23/2021	14,097,000	14,075,432
Takeda Pharmaceutical Co., Ltd.:
3.80%, 11/26/2020 (d)	3,882,000	3,954,050
4.00%, 11/26/2021 (d)	9,489,000	9,804,035
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,884,000	1,879,968
Zoetis, Inc.:
3.25%, 8/20/2021	4,131,000	4,202,301

See accompanying notes to financial statements.
64

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.45%, 11/13/2020	$ 1,565,000	$ 1,585,940
		274,755,915
PIPELINES — 2.7%
Buckeye Partners L.P. 4.88%, 2/1/2021	3,166,000	3,215,548
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	3,094,000	3,192,389
4.38%, 10/15/2020	2,327,000	2,378,636
5.20%, 3/15/2020	3,758,000	3,827,824
Energy Transfer Operating L.P.:
4.15%, 10/1/2020	5,101,000	5,188,380
5.20%, 2/1/2022 (a)	9,539,000	10,073,375
7.50%, 10/15/2020	3,562,000	3,778,000
Energy Transfer Partners L.P. 4.65%, 6/1/2021	3,914,000	4,059,914
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
5.75%, 9/1/2020	549,000	564,504
5.88%, 3/1/2022	2,190,000	2,349,279
Enterprise Products Operating LLC:
2.80%, 2/15/2021	7,610,000	7,654,290
2.85%, 4/15/2021	1,092,000	1,100,310
3.50%, 2/1/2022	4,792,000	4,920,905
4.05%, 2/15/2022	2,040,000	2,124,252
5.20%, 9/1/2020	4,332,000	4,470,191
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	3,463,000	3,512,382
4.15%, 3/1/2022	3,282,000	3,414,888
5.00%, 10/1/2021	1,802,000	1,888,027
5.30%, 9/15/2020	3,782,000	3,907,071
5.80%, 3/1/2021	4,687,000	4,933,021
Kinder Morgan, Inc.:
3.05%, 12/1/2019	2,864,000	2,868,468
6.50%, 9/15/2020	1,090,000	1,140,729
Magellan Midstream Partners L.P. 4.25%, 2/1/2021	783,000	804,282
ONEOK, Inc. 4.25%, 2/1/2022	3,078,000	3,184,283
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,442,000	3,436,803
3.65%, 6/1/2022	2,177,000	2,228,573
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	7,165,000	7,441,999
6.25%, 3/15/2022	9,337,000	10,131,205
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	1,284,000	1,324,035
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	4,282,000	4,407,120
Security Description	Principal Amount	Value
4.65%, 2/15/2022	$ 3,820,000	$ 4,002,405
TC PipeLines L.P. 4.65%, 6/15/2021	303,000	312,817
TransCanada PipeLines, Ltd.:
3.80%, 10/1/2020	6,614,000	6,724,851
9.88%, 1/1/2021	1,398,000	1,546,034
Western Gas Partners L.P. 5.38%, 6/1/2021	2,776,000	2,885,763
Williams Cos., Inc.:
3.60%, 3/15/2022	5,395,000	5,535,755
4.00%, 11/15/2021	2,528,000	2,608,491
4.13%, 11/15/2020	1,304,000	1,326,898
7.88%, 9/1/2021	1,920,000	2,129,530
		140,593,227
REAL ESTATE INVESTMENT TRUSTS — 2.0%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	2,446,000	2,580,628
American Campus Communities Operating Partnership L.P. 3.35%, 10/1/2020	2,844,000	2,873,578
American Tower Corp.:
2.25%, 1/15/2022	35,000	34,834
2.80%, 6/1/2020	5,236,000	5,247,100
3.00%, 6/15/2023	2,840,000	2,880,016
3.30%, 2/15/2021	3,719,000	3,767,421
3.45%, 9/15/2021	3,258,000	3,326,548
4.70%, 3/15/2022	3,937,000	4,154,047
5.90%, 11/1/2021	198,000	212,973
AvalonBay Communities, Inc.:
Series GMTN, 3.63%, 10/1/2020	3,286,000	3,330,755
Series GMTN, 3.95%, 1/15/2021	563,000	574,857
Boston Properties L.P.:
4.13%, 5/15/2021	2,530,000	2,606,836
5.63%, 11/15/2020	2,198,000	2,279,480
Corporate Office Properties L.P. 3.70%, 6/15/2021	1,164,000	1,176,117
Crown Castle International Corp.:
2.25%, 9/1/2021	3,812,000	3,795,952
3.40%, 2/15/2021	3,886,000	3,938,539
4.88%, 4/15/2022	3,732,000	3,962,526
Duke Realty L.P. 4.38%, 6/15/2022	2,900,000	3,049,582
ERP Operating L.P.:
4.63%, 12/15/2021	2,981,000	3,134,462
4.75%, 7/15/2020	4,689,000	4,774,387
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	1,842,000	1,871,951
4.88%, 11/1/2020	3,757,000	3,830,111

See accompanying notes to financial statements.
65

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Healthcare Trust of America Holdings L.P. 3.38%, 7/15/2021	$ 1,982,000	$ 2,004,952
Highwoods Realty L.P. 3.20%, 6/15/2021	190,000	191,416
Hospitality Properties Trust 4.25%, 2/15/2021	3,821,000	3,861,082
Host Hotels & Resorts L.P.:
5.25%, 3/15/2022	289,000	305,233
6.00%, 10/1/2021	23,000	24,379
Kimco Realty Corp. 3.20%, 5/1/2021	748,000	756,976
Office Properties Income Trust 4.15%, 2/1/2022	785,000	795,637
Rayonier, Inc. 3.75%, 4/1/2022	100,000	102,191
Simon Property Group L.P.:
2.35%, 1/30/2022	3,979,000	3,985,167
2.50%, 9/1/2020	4,073,000	4,083,427
2.50%, 7/15/2021	2,045,000	2,054,141
2.63%, 6/15/2022	1,220,000	1,230,577
4.13%, 12/1/2021	3,436,000	3,573,096
4.38%, 3/1/2021	3,829,000	3,948,312
UDR, Inc.:
3.70%, 10/1/2020	100,000	101,303
Series 0001, 4.63%, 1/10/2022	1,999,000	2,090,154
Ventas Realty L.P./Ventas Capital Corp. 4.25%, 3/1/2022	3,545,000	3,698,888
VEREIT Operating Partnership L.P. 4.13%, 6/1/2021	403,000	413,667
Welltower, Inc.:
3.75%, 3/15/2023	3,376,000	3,514,011
4.95%, 1/15/2021	285,000	293,903
Weyerhaeuser Co. 4.70%, 3/15/2021	2,230,000	2,299,041
		102,730,253
RETAIL — 2.8%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	3,257,000	3,398,940
AutoNation, Inc.:
3.35%, 1/15/2021	1,834,000	1,849,974
5.50%, 2/1/2020	2,609,000	2,649,387
AutoZone, Inc.:
3.70%, 4/15/2022	3,498,000	3,616,827
4.00%, 11/15/2020	247,000	251,278
Best Buy Co., Inc. 5.50%, 3/15/2021 (a)	2,989,000	3,114,717
Costco Wholesale Corp.:
2.15%, 5/18/2021	7,189,000	7,203,594
2.25%, 2/15/2022	29,000	29,117
2.30%, 5/18/2022	7,100,000	7,142,529
Family Dollar Stores, Inc. 5.00%, 2/1/2021	1,021,000	1,055,081
Security Description	Principal Amount	Value
Home Depot, Inc.:
2.00%, 4/1/2021	$ 8,756,000	$ 8,751,622
2.63%, 6/1/2022	5,423,000	5,515,462
3.25%, 3/1/2022	5,712,000	5,895,298
3.95%, 9/15/2020	935,000	951,877
4.40%, 4/1/2021	2,030,000	2,099,528
Lowe's Cos., Inc.:
3.12%, 4/15/2022	4,461,000	4,544,822
3.75%, 4/15/2021	4,287,000	4,378,870
3.80%, 11/15/2021	770,000	793,200
Macy's Retail Holdings, Inc.:
3.45%, 1/15/2021 (a)	3,869,000	3,899,759
3.88%, 1/15/2022	2,955,000	3,001,216
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	4,144,000	4,139,524
Series MTN, 2.63%, 1/15/2022	4,724,000	4,781,822
Series MTN, 2.75%, 12/9/2020	3,876,000	3,899,682
Series MTN, 3.50%, 7/15/2020	1,098,000	1,110,287
Series MTN, 3.63%, 5/20/2021	2,242,000	2,299,216
Nordstrom, Inc. 4.00%, 10/15/2021	3,959,000	4,068,150
O'Reilly Automotive, Inc.:
4.63%, 9/15/2021	3,413,000	3,560,134
4.88%, 1/14/2021	1,734,000	1,789,263
Starbucks Corp.:
2.10%, 2/4/2021	6,708,000	6,684,723
2.20%, 11/22/2020 (a)	3,810,000	3,804,628
Target Corp.:
2.90%, 1/15/2022 (a)	6,829,000	6,979,375
3.88%, 7/15/2020	3,943,000	4,012,791
TJX Cos., Inc. 2.75%, 6/15/2021	2,811,000	2,838,379
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	4,263,000	4,346,342
Walmart, Inc.:
1.90%, 12/15/2020	6,842,000	6,829,753
3.13%, 6/23/2021	11,093,000	11,333,829
3.25%, 10/25/2020	4,466,000	4,536,473
3.63%, 7/8/2020	140,000	142,225
		147,299,694
SEMICONDUCTORS — 1.7%
Analog Devices, Inc.:
2.50%, 12/5/2021	503,000	505,082
2.95%, 1/12/2021	7,078,000	7,140,003
Applied Materials, Inc.:
2.63%, 10/1/2020	3,887,000	3,906,163
4.30%, 6/15/2021	3,307,000	3,444,307
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	4,092,000	4,063,315

See accompanying notes to financial statements.
66

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.00%, 1/15/2022	$ 15,673,000	$ 15,719,392
Broadcom, Inc.:
3.13%, 4/15/2021 (d)	7,158,000	7,202,952
3.13%, 10/15/2022 (d)	1,943,000	1,953,842
Intel Corp.:
1.70%, 5/19/2021	2,919,000	2,898,012
2.35%, 5/11/2022	4,067,000	4,096,852
2.45%, 7/29/2020	8,259,000	8,278,244
3.30%, 10/1/2021	7,877,000	8,096,375
KLA-Tencor Corp. 4.13%, 11/1/2021	3,958,000	4,097,440
Lam Research Corp. 2.80%, 6/15/2021	4,852,000	4,889,506
Microchip Technology, Inc. 3.92%, 6/1/2021	1,025,000	1,043,952
NVIDIA Corp. 2.20%, 9/16/2021	4,745,000	4,728,867
QUALCOMM, Inc.:
2.25%, 5/20/2020	7,475,000	7,466,254
3.00%, 5/20/2022	238,000	242,417
Texas Instruments, Inc. 2.75%, 3/12/2021	903,000	912,238
		90,685,213
SOFTWARE — 2.3%
Activision Blizzard, Inc. 2.30%, 9/15/2021	3,880,000	3,873,482
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	3,082,000	3,134,178
CA, Inc. 3.60%, 8/1/2020	2,747,000	2,767,685
Electronic Arts, Inc. 3.70%, 3/1/2021	3,925,000	3,998,280
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021 (a)	3,756,000	3,745,896
3.63%, 10/15/2020	3,853,000	3,909,524
Fiserv, Inc.:
2.70%, 6/1/2020	3,323,000	3,331,108
4.75%, 6/15/2021	469,000	489,800
Microsoft Corp.:
1.55%, 8/8/2021	11,032,000	10,938,118
2.00%, 11/3/2020	11,269,000	11,267,197
2.38%, 2/12/2022	13,395,000	13,534,978
2.40%, 2/6/2022	3,429,000	3,465,588
3.00%, 10/1/2020	4,211,000	4,262,374
4.00%, 2/8/2021	1,099,000	1,134,058
Oracle Corp.:
1.90%, 9/15/2021	23,099,000	22,977,499
2.50%, 5/15/2022	15,142,000	15,294,480
2.80%, 7/8/2021	5,010,000	5,077,334
3.88%, 7/15/2020	3,632,000	3,694,216
VMware, Inc. 2.30%, 8/21/2020	6,346,500	6,329,301
		123,225,096
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 2.2%
AT&T, Inc.:
2.80%, 2/17/2021	$ 6,963,000	$ 7,006,588
3.00%, 2/15/2022	250,000	253,990
3.00%, 6/30/2022	150,000	152,611
3.20%, 3/1/2022	9,551,000	9,750,425
3.80%, 3/15/2022	3,984,000	4,129,695
3.88%, 8/15/2021	5,543,000	5,714,390
4.00%, 1/15/2022	1,788,000	1,854,621
4.45%, 5/15/2021	3,963,000	4,111,414
4.60%, 2/15/2021	10,417,000	10,730,968
Cisco Systems, Inc.:
1.85%, 9/20/2021	10,234,000	10,173,108
2.20%, 2/28/2021	10,542,000	10,553,174
2.90%, 3/4/2021	3,960,000	4,008,748
Corning, Inc.:
2.90%, 5/15/2022	3,652,000	3,708,569
4.25%, 8/15/2020	794,000	810,229
Juniper Networks, Inc. 3.30%, 6/15/2020	3,427,000	3,446,740
Motorola Solutions, Inc. 3.75%, 5/15/2022	44,000	45,212
Orange SA 4.13%, 9/14/2021	7,458,000	7,754,679
Telefonica Emisiones SAU 5.46%, 2/16/2021	9,496,000	9,947,630
Verizon Communications, Inc.:
2.95%, 3/15/2022	2,010,000	2,051,125
3.13%, 3/16/2022	9,143,000	9,366,729
3.45%, 3/15/2021	1,262,000	1,287,379
4.60%, 4/1/2021	6,616,000	6,889,572
Vodafone Group PLC 4.38%, 3/16/2021	4,000	4,155
		113,751,751
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	2,741,000	2,774,276
TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	3,257,000	3,335,461
Canadian National Railway Co. 2.85%, 12/15/2021	75,000	75,917
CSX Corp.:
3.70%, 10/30/2020	2,602,000	2,642,201
4.25%, 6/1/2021	1,217,000	1,255,530
FedEx Corp. 3.40%, 1/14/2022	2,421,000	2,482,469
Norfolk Southern Railway Co. 9.75%, 6/15/2020	2,798,000	2,992,041
Ryder System, Inc.:
Series MTN, 2.88%, 9/1/2020	805,000	809,178
Series MTN, 2.88%, 6/1/2022	1,531,000	1,549,311

See accompanying notes to financial statements.
67

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 3.45%, 11/15/2021	$ 4,000	$ 4,088
Series MTN, 3.50%, 6/1/2021	3,593,000	3,664,716
Union Pacific Corp.:
2.95%, 3/1/2022	2,055,000	2,092,976
3.20%, 6/8/2021	8,103,000	8,253,797
4.00%, 2/1/2021	1,282,000	1,312,973
United Parcel Service, Inc.:
2.05%, 4/1/2021	3,592,000	3,585,319
2.35%, 5/16/2022	3,024,000	3,041,811
3.13%, 1/15/2021	7,851,000	7,966,253
		45,064,041
TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 7/30/2019	50,000	49,987
2.60%, 3/30/2020	3,271,000	3,268,285
		3,318,272
TOTAL CORPORATE BONDS & NOTES (Cost $5,153,388,234)		5,207,185,016
	Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	83,320,381	83,320,381
State Street Navigator Securities Lending Portfolio III (i) (j)	27,959,848	27,959,848
TOTAL SHORT-TERM INVESTMENTS (Cost $111,280,229)		111,280,229
TOTAL INVESTMENTS — 101.0% (Cost $5,264,668,463)		5,318,465,245
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(54,549,280)
NET ASSETS — 100.0%		$ 5,263,915,965

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$5,207,185,016	$—	$5,207,185,016
Short-Term Investments	111,280,229	—	—	111,280,229
TOTAL INVESTMENTS	$111,280,229	$5,207,185,016	$—	$5,318,465,245
See accompanying notes to financial statements.
68

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,104,153	$31,104,153	$ 929,679,858	$ 877,463,630	$—	$—	83,320,381	$ 83,320,381	$329,245
State Street Navigator Securities Lending Government Money Market Portfolio	18,374,285	18,374,285	160,004,939	178,379,224	—	—	—	—	55,210
State Street Navigator Securities Lending Portfolio III	—	—	84,241,621	56,281,773	—	—	27,959,848	27,959,848	13,463
Total		$49,478,438	$1,173,926,418	$1,112,124,627	$—	$—		$111,280,229	$397,918
See accompanying notes to financial statements.
69

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
7.88%, 2/15/2021	$ 1,786,100	$ 1,957,314
8.00%, 11/15/2021	4,014,300	4,589,160
8.13%, 5/15/2021	1,014,200	1,130,912
8.13%, 8/15/2021	3,378,500	3,820,344
8.75%, 8/15/2020	3,174,200	3,413,257
Treasury Notes:
1.13%, 2/28/2021	13,802,600	13,647,860
1.13%, 6/30/2021	14,402,500	14,227,532
1.13%, 7/31/2021	16,401,700	16,191,553
1.13%, 8/31/2021	12,390,200	12,227,579
1.13%, 9/30/2021	14,669,600	14,475,916
1.25%, 3/31/2021 (a)	13,510,100	13,385,026
1.25%, 10/31/2021	13,557,600	13,407,195
1.38%, 8/31/2020	15,225,700	15,132,324
1.38%, 9/15/2020	9,267,100	9,211,715
1.38%, 9/30/2020	13,712,100	13,625,864
1.38%, 10/31/2020	13,029,200	12,945,732
1.38%, 1/31/2021	15,683,700	15,574,649
1.38%, 4/30/2021	13,720,800	13,620,574
1.38%, 5/31/2021	14,545,800	14,438,411
1.50%, 7/15/2020	5,012,600	4,989,691
1.50%, 8/15/2020	10,802,900	10,753,105
1.50%, 1/31/2022	11,411,000	11,346,813
1.63%, 7/31/2020	13,333,300	13,289,550
1.63%, 10/15/2020	8,812,300	8,784,417
1.63%, 11/30/2020	13,653,200	13,610,534
1.63%, 6/30/2021	5,022,800	5,011,631
1.75%, 10/31/2020	9,867,000	9,850,812
1.75%, 11/15/2020	9,673,600	9,659,996
1.75%, 12/31/2020	15,590,300	15,570,812
1.75%, 11/30/2021	14,315,900	14,320,374
1.75%, 2/28/2022	12,026,800	12,034,317
1.75%, 3/31/2022	11,635,100	11,642,372
1.75%, 4/30/2022	12,197,900	12,209,336
1.75%, 5/15/2022	10,557,400	10,564,823
1.75%, 5/31/2022	16,170,900	16,182,270
1.75%, 6/15/2022	15,068,600	15,089,790
1.75%, 6/30/2022	15,068,600	15,087,436
1.88%, 12/15/2020	10,010,400	10,015,483
1.88%, 11/30/2021	11,561,400	11,597,529
1.88%, 1/31/2022	15,640,600	15,695,587
1.88%, 2/28/2022	12,821,700	12,869,781
1.88%, 3/31/2022	15,597,100	15,666,556
1.88%, 4/30/2022	13,797,100	13,853,151
1.88%, 5/31/2022	12,941,000	12,999,639
2.00%, 7/31/2020	9,452,900	9,459,177
2.00%, 9/30/2020	8,204,400	8,216,578
2.00%, 11/30/2020	7,367,600	7,383,429
2.00%, 1/15/2021	9,480,800	9,505,243
2.00%, 2/28/2021	12,206,600	12,243,792
2.00%, 5/31/2021	11,034,900	11,082,747
2.00%, 8/31/2021	12,916,700	12,985,320
Security Description	Principal Amount	Value
2.00%, 10/31/2021	$ 11,883,600	$ 11,956,016
2.00%, 11/15/2021	21,289,600	21,427,650
2.00%, 12/31/2021	13,551,400	13,643,507
2.00%, 2/15/2022	13,924,700	14,022,608
2.13%, 8/31/2020	10,714,100	10,739,630
2.13%, 1/31/2021	9,478,300	9,522,359
2.13%, 5/31/2021	24,914,900	25,085,217
2.13%, 6/30/2021	9,108,300	9,174,478
2.13%, 8/15/2021	15,628,600	15,748,256
2.13%, 9/30/2021	11,684,300	11,783,799
2.13%, 12/31/2021	12,919,400	13,043,547
2.13%, 5/15/2022	17,232,200	17,426,062
2.13%, 6/30/2022	10,045,600	10,164,891
2.25%, 2/15/2021	13,106,000	13,196,104
2.25%, 3/31/2021	30,589,000	30,829,171
2.25%, 4/30/2021	34,785,800	35,082,023
2.25%, 7/31/2021	13,094,600	13,225,546
2.25%, 4/15/2022	17,243,000	17,486,827
2.38%, 12/31/2020	9,758,600	9,835,983
2.38%, 3/15/2021	11,430,100	11,541,276
2.38%, 4/15/2021	16,855,500	17,028,006
2.38%, 3/15/2022	17,210,600	17,517,164
2.50%, 12/31/2020	16,106,100	16,263,386
2.50%, 1/31/2021	16,984,900	17,164,038
2.50%, 2/28/2021	16,816,000	17,006,494
2.50%, 1/15/2022	17,240,200	17,567,495
2.50%, 2/15/2022	16,403,600	16,726,546
2.63%, 7/31/2020	15,885,800	16,003,702
2.63%, 8/15/2020	13,568,200	13,674,732
2.63%, 8/31/2020	16,388,400	16,522,836
2.63%, 11/15/2020	26,505,100	26,778,434
2.63%, 5/15/2021	14,213,500	14,433,920
2.63%, 6/15/2021	11,597,400	11,791,747
2.63%, 7/15/2021	16,272,400	16,555,896
2.63%, 12/15/2021	15,777,700	16,124,070
2.75%, 9/30/2020	16,832,600	17,010,789
2.75%, 11/30/2020 (a)	24,622,800	24,932,509
2.75%, 8/15/2021	14,169,800	14,464,266
2.75%, 9/15/2021	18,673,300	19,089,073
2.88%, 10/31/2020	21,193,400	21,471,563
2.88%, 10/15/2021	16,025,800	16,433,957
2.88%, 11/15/2021	19,426,500	19,939,481
3.13%, 5/15/2021	11,964,700	12,258,676
3.63%, 2/15/2021	16,875,300	17,359,806
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,296,809,314)		1,309,648,544
Shares
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c)	969,950	969,950

See accompanying notes to financial statements.
70

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (d) (e)	3,552,500	$ 3,552,500
TOTAL SHORT-TERM INVESTMENTS (Cost $4,522,450)		4,522,450
TOTAL INVESTMENTS — 99.5% (Cost $1,301,331,764)		1,314,170,994
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		5,954,025
NET ASSETS — 100.0%		$ 1,320,125,019

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,309,648,544	$—	$1,309,648,544
Short-Term Investments	4,522,450	—	—	4,522,450
TOTAL INVESTMENTS	$4,522,450	$1,309,648,544	$—	$1,314,170,994
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,401,794	$9,401,794	$121,061,041	$129,492,885	$—	$—	969,950	$ 969,950	$38,348
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	30,666,891	30,666,891	—	—	—	—	1,638
State Street Navigator Securities Lending Portfolio III	—	—	23,906,116	20,353,616	—	—	3,552,500	3,552,500	—
Total		$9,401,794	$175,634,048	$180,513,392	$—	$—		$4,522,450	$39,986
See accompanying notes to financial statements.
71

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,040,308,113	$4,730,935,703	$632,635,618
Investments in affiliated issuers, at value	163,239,778	25,060,856	2,703,963
Total Investments	4,203,547,891	4,755,996,559	635,339,581
Cash	—	—	142
Receivable for investments sold	26,563,052	20,591,784	13,509,596
Receivable for fund shares sold	—	41,882,487	14,342,713
Dividends receivable — affiliated issuers	261,148	9,212	3,177
Interest receivable — unaffiliated issuers	26,090,146	42,628,975	7,011,526
Securities lending income receivable — unaffiliated issuers	2,049	11,295	513
Securities lending income receivable — affiliated issuers	14,128	6,843	336
Receivable for foreign taxes recoverable	4,972	25,801	233
TOTAL ASSETS	4,256,483,386	4,861,152,956	670,207,817
LIABILITIES
Due to custodian	133,082	1,119,634	—
Payable upon return of securities loaned	20,243,076	21,334,763	1,304,620
Payable for investments purchased	153,403,050	51,621,457	15,375,590
Payable for fund shares repurchased	5,832,230	—	11,483,441
Advisory fee payable	132,595	268,422	35,041
Trustees’ fees and expenses payable	4,149	5,919	617
Accrued expenses and other liabilities	1,737	—	1,169
TOTAL LIABILITIES	179,749,919	74,350,195	28,200,478
NET ASSETS	$4,076,733,467	$4,786,802,761	$642,007,339
NET ASSETS CONSIST OF:
Paid-in Capital	$3,960,290,043	$4,687,512,616	$616,353,881
Total distributable earnings (loss)	116,443,424	99,290,145	25,653,458
NET ASSETS	$4,076,733,467	$4,786,802,761	$642,007,339
NET ASSET VALUE PER SHARE
Net asset value per share	$ 29.16	$ 34.91	$ 28.73
Shares outstanding (unlimited amount authorized, $0.01 par value)	139,800,264	137,100,072	22,349,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,911,174,984	$4,615,531,044	$600,741,657
Investments in affiliated issuers	163,239,778	25,060,856	2,703,963
Total cost of investments	$4,074,414,762	$4,640,591,900	$603,445,620
* Includes investments in securities on loan, at value	$ 41,980,072	$ 114,786,588	$ 6,201,960
See accompanying notes to financial statements.
72

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF

$2,356,584,781	$5,207,185,016	$1,309,648,544
97,705	111,280,229	4,522,450
2,356,682,486	5,318,465,245	1,314,170,994
—	10,199,661	—
42,156,277	16,097,238	47,151,180
—	—	6,000,592
3,196	51,245	4,033
17,095,867	44,254,567	7,588,445
898	1,977	1,896
4,020	5,461	3
—	1,757	—
2,415,942,744	5,389,077,151	1,374,917,143

—	—	—
—	27,959,848	3,552,500
21,698,244	96,887,643	51,176,033
15,297,794	—	—
118,806	306,683	63,006
1,536	7,012	585
—	—	—
37,116,380	125,161,186	54,792,124
$2,378,826,364	$5,263,915,965	$1,320,125,019

$2,296,279,925	$5,232,390,497	$1,309,680,983
82,546,439	31,525,468	10,444,036
$2,378,826,364	$5,263,915,965	$1,320,125,019

$ 38.24	$ 30.77	$ 30.00
62,200,000	171,100,000	44,000,000

$2,252,933,507	$5,153,388,234	$1,296,809,314
97,705	111,280,229	4,522,450
$2,253,031,212	$5,264,668,463	$1,301,331,764
$ —	$ 44,631,667	$ 33,459,664
73

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$102,610,626	$133,484,855	$19,010,962
Dividend income — affiliated issuers	2,687,652	166,433	21,134
Unaffiliated securities lending income	16,306	101,325	4,604
Affiliated securities lending income	83,095	104,688	5,406
Foreign taxes withheld	(1,097)	3,032	(136)
TOTAL INVESTMENT INCOME (LOSS)	105,396,582	133,860,333	19,041,970
EXPENSES
Advisory fee	1,375,411	2,789,643	297,128
Trustees’ fees and expenses	49,329	58,908	5,865
TOTAL EXPENSES	1,424,740	2,848,551	302,993
NET INVESTMENT INCOME (LOSS)	$103,971,842	$131,011,782	$18,738,977
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(248,901)	(11,612,209)	(2,488,124)
In-kind redemptions — unaffiliated issuers	1,788,051	30,612,693	8,232,353
Net realized gain (loss)	1,539,150	19,000,484	5,744,229
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	179,126,622	195,119,035	49,652,553
NET REALIZED AND UNREALIZED GAIN (LOSS)	180,665,772	214,119,519	55,396,782
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$284,637,614	$345,131,301	$74,135,759
See accompanying notes to financial statements.
74

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF

41,818,972	$135,641,168	$19,715,129
58,755	329,245	38,348
1,185	24,279	6,935
20,970	68,673	1,638
—	(31,355)	—
41,899,882	136,032,010	19,762,050

880,636	3,321,236	483,134
19,639	69,258	10,421
900,275	3,390,494	493,555
$ 40,999,607	$132,641,516	$19,268,495

(10,982,328)	(11,623,943)	(478,567)
27,138,312	7,212,843	2,016,707
16,155,984	(4,411,100)	1,538,140

142,880,660	101,321,370	15,263,867
159,036,644	96,910,270	16,802,007
$200,036,251	$229,551,786	$36,070,502
75

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 103,971,842	$ 47,721,596	$ 131,011,782	$ 78,663,925
Net realized gain (loss)	1,539,150	(8,119,346)	19,000,484	(14,653,327)
Net change in unrealized appreciation/depreciation	179,126,622	(55,395,784)	195,119,035	(89,903,228)
Net increase (decrease) in net assets resulting from operations	284,637,614	(15,793,534)	345,131,301	(25,892,630)
Net equalization credits and charges	925,766	2,339,920	1,947,052	416,779
Distributions to shareholders (Note 12)	(104,552,985)	(47,479,193)	(128,933,172)	(75,204,044)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,538,940,962	2,041,496,433	6,158,422,510	3,713,421,511
Cost of shares redeemed	(636,645,879)	(61,753,012)	(4,894,232,835)	(2,396,082,187)
Net income equalization	(925,766)	(2,339,920)	(1,947,052)	(416,779)
Other Capital	343,812	348,426	89,243	36,729
Net increase (decrease) in net assets from beneficial interest transactions	901,713,129	1,977,751,927	1,262,331,866	1,316,959,274
Net increase (decrease) in net assets during the period	1,082,723,524	1,916,819,120	1,480,477,047	1,216,279,379
Net assets at beginning of period	2,994,009,943	1,077,190,823	3,306,325,714	2,090,046,335
NET ASSETS AT END OF PERIOD	$4,076,733,467	$2,994,009,943	$ 4,786,802,761	$ 3,306,325,714
SHARES OF BENEFICIAL INTEREST:
Shares sold	55,000,000	72,200,000	183,300,000	109,500,000
Shares redeemed	(22,600,000)	(2,200,000)	(145,600,000)	(70,900,000)
Net increase (decrease) from share transactions	32,400,000	70,000,000	37,700,000	38,600,000
See accompanying notes to financial statements.
76

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18

$ 18,738,977	$ 11,858,792	$ 40,999,607	$ 18,844,441	$ 132,641,516	$ 73,523,217
5,744,229	(4,279,127)	16,155,984	(4,477,824)	(4,411,100)	(10,965,844)
49,652,553	(21,608,651)	142,880,660	(20,496,683)	101,321,370	(44,913,516)
74,135,759	(14,028,986)	200,036,251	(6,130,066)	229,551,786	17,643,857
418,574	(49,624)	673,200	356,076	1,075,967	683,666
(18,203,823)	(11,402,094)	(38,941,692)	(18,159,469)	(129,947,147)	(70,037,299)

908,593,912	504,889,714	2,429,973,084	617,676,101	3,653,656,953	2,308,165,308
(653,432,023)	(381,578,174)	(1,190,031,423)	(170,672,062)	(2,784,798,044)	(942,792,702)
(418,574)	49,624	(673,200)	(356,076)	(1,075,967)	(683,666)
87,613	29,053	816	598	38,381	21,644
254,830,928	123,390,217	1,239,269,277	446,648,561	867,821,323	1,364,710,584
311,181,438	97,909,513	1,401,037,036	422,715,102	968,501,929	1,313,000,808
330,825,901	232,916,388	977,789,328	555,074,226	4,295,414,036	2,982,413,228
$ 642,007,339	$ 330,825,901	$ 2,378,826,364	$ 977,789,328	$ 5,263,915,965	$4,295,414,036

34,300,000	18,350,000	68,200,000	17,400,000	120,600,000	76,100,000
(24,600,000)	(14,100,014)	(33,900,000)	(4,900,000)	(91,900,000)	(31,100,000)
9,700,000	4,249,986	34,300,000	12,500,000	28,700,000	45,000,000
77

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 19,268,495	$ 3,966,988
Net realized gain (loss)	1,538,140	(3,669,321)
Net change in unrealized appreciation/depreciation	15,263,867	(1,287,758)
Net increase (decrease) in net assets resulting from operations	36,070,502	(990,091)
Net equalization credits and charges	629,902	142,128
Distributions to shareholders (Note 12)	(18,269,257)	(3,391,607)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,167,403,081	433,049,204
Cost of shares redeemed	(352,594,231)	(79,844,353)
Net income equalization	(629,902)	(142,128)
Other Capital	479	976
Net increase (decrease) in net assets from beneficial interest transactions	814,179,427	353,063,699
Net increase (decrease) in net assets during the period	832,610,574	348,824,129
Net assets at beginning of period	487,514,445	138,690,316
NET ASSETS AT END OF PERIOD	$1,320,125,019	$487,514,445
SHARES OF BENEFICIAL INTEREST:
Shares sold	39,400,000	14,600,000
Shares redeemed	(11,900,000)	(2,700,000)
Net increase (decrease) from share transactions	27,500,000	11,900,000
See accompanying notes to financial statements.
78

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 27.88	$ 28.80	$ 29.69	$ 28.75	$ 28.95
Income (loss) from investment operations:
Net investment income (loss) (b)	0.85	0.76	0.67	0.75	0.72
Net realized and unrealized gain (loss) (c)	1.28	(0.95)	(0.80)	0.92	(0.22)
Total from investment operations	2.13	(0.19)	(0.13)	1.67	0.50
Net equalization credits and charges (b)	0.01	0.04	(0.01)	0.01	0.01
Other capital (b)	0.00(d)	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.86)	(0.78)	(0.76)	(0.75)	(0.72)
Net asset value, end of period	$ 29.16	$ 27.88	$ 28.80	$ 29.69	$ 28.75
Total return (e)	7.88%	(0.52)%	(0.40)%	5.97%	1.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,076,733	$2,994,010	$1,077,191	$1,377,335	$988,792
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.08%	0.08%	0.14%
Net expenses	0.04%	0.05%	0.08%	0.07%	0.11%
Net investment income (loss)	3.02%	2.67%	2.31%	2.58%	2.48%
Portfolio turnover rate (f)	82%	150%	46%	105%	69%
(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
79

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 33.26	$ 34.38	$ 34.73	$ 33.90	$ 34.34
Income (loss) from investment operations:
Net investment income (loss) (a)	1.10	0.96	0.91	0.91	0.89
Net realized and unrealized gain (loss) (b)	1.62	(1.14)	(0.37)	0.81	(0.45)
Total from investment operations	2.72	(0.18)	0.54	1.72	0.44
Net equalization credits and charges (a)	0.02	0.01	0.02	0.02	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.09)	(0.95)	(0.91)	(0.91)	(0.90)
Net realized gains	—	—	—	(0.00)(c)	—
Total distributions	(1.09)	(0.95)	(0.91)	(0.91)	(0.90)
Net asset value, end of period	$ 34.91	$ 33.26	$ 34.38	$ 34.73	$ 33.90
Total return (d)	8.45%	(0.51)%	1.65%	5.23%	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,786,803	$3,306,326	$2,090,046	$1,343,962	$752,581
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.12%	0.12%	0.14%
Net investment income (loss)	3.29%	2.85%	2.65%	2.70%	2.61%
Portfolio turnover rate (e)	24%	30%	33%	26%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
80

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 26.15	$ 27.73	$ 27.95	$ 25.59	$ 26.97
Income (loss) from investment operations:
Net investment income (loss) (b)	1.16	1.15	1.15	1.18	1.17
Net realized and unrealized gain (loss) (c)	2.54	(1.58)	(0.23)	2.40	(1.46)
Total from investment operations	3.70	(0.43)	0.92	3.58	(0.29)
Net equalization credits and charges (b)	0.03	(0.00)(d)	0.01	(0.05)	0.03
Other capital (b)	0.01	0.00(d)	0.00(d)	0.01	0.05
Distributions to shareholders from:
Net investment income	(1.16)	(1.15)	(1.15)	(1.18)	(1.17)
Net asset value, end of period	$ 28.73	$ 26.15	$ 27.73	$ 27.95	$ 25.59
Total return (e)	14.81%	(1.67)%	3.50%	14.31%	(0.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$642,007	$330,826	$232,916	$150,896	$337,777
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.12%	0.12%	0.14%
Net investment income (loss)	4.41%	4.19%	4.22%	4.58%	4.29%
Portfolio turnover rate (f)	18%	21%	20%	14%	10%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 35.05	$ 36.05	$ 39.83	$ 34.28	$ 33.16
Income (loss) from investment operations:
Net investment income (loss) (b)	0.98	0.94	0.88	0.90	0.94
Net realized and unrealized gain (loss) (c)	3.17	(1.03)	(3.80)	5.52	1.11
Total from investment operations	4.15	(0.09)	(2.92)	6.42	2.05
Net equalization credits and charges (b)	0.02	0.02	0.02	0.04	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	—	0.00(d)
Distributions to shareholders from:
Net investment income	(0.98)	(0.93)	(0.88)	(0.91)	(0.95)
Net asset value, end of period	$ 38.24	$ 35.05	$ 36.05	$ 39.83	$ 34.28
Total return (e)	12.24%	(0.18)%	(7.31)%	19.14%	6.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,378,826	$977,789	$555,074	$446,122	$164,531
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.10%	0.10%	0.11%
Net investment income (loss)	2.79%	2.66%	2.39%	2.46%	2.60%
Portfolio turnover rate (f)	12%	9%	10%	22%	18%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.16	$ 30.62	$ 30.76	$ 30.58	$ 30.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.85	0.63	0.53	0.48	0.39
Net realized and unrealized gain (loss) (b)	0.58	(0.49)	(0.14)	0.17	(0.16)
Total from investment operations	1.43	0.14	0.39	0.65	0.23
Net equalization credits and charges (a)	0.01	0.01	(0.01)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	(0.00)(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.83)	(0.61)	(0.52)	(0.47)	(0.38)
Net realized gains	—	—	—	—	(0.03)
Total distributions	(0.83)	(0.61)	(0.52)	(0.47)	(0.41)
Net asset value, end of period	$ 30.77	$ 30.16	$ 30.62	$ 30.76	$ 30.58
Total return (d)	4.83%	0.50%	1.25%	2.17%	0.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,263,916	$4,295,414	$2,982,413	$3,965,398	$3,962,876
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.12%	0.12%	0.12%
Net investment income (loss)	2.80%	2.08%	1.72%	1.56%	1.27%
Portfolio turnover rate (e)	46%	56%	67%	56%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 29.55	$ 30.15	$ 30.65	$ 30.23	$ 30.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	0.50	0.30	0.28	0.23
Net realized and unrealized gain (loss) (b)	0.42	(0.69)	(0.50)	0.42	0.12
Total from investment operations	1.13	(0.19)	(0.20)	0.70	0.35
Net equalization credits and charges (a)	0.02	0.02	0.00(c)	0.00(c)	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.70)	(0.43)	(0.30)	(0.28)	(0.22)
Net realized gains	—	—	—	(0.00)(c)	(0.00)(c)
Total distributions	(0.70)	(0.43)	(0.30)	(0.28)	(0.22)
Net asset value, end of period	$ 30.00	$ 29.55	$ 30.15	$ 30.65	$ 30.23
Total return (d)	3.97%	(0.57)%	(0.67)%	2.33%	1.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,320,125	$487,514	$138,690	$91,957	$54,413
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.10%	0.10%	0.11%
Net investment income (loss)	2.39%	1.67%	1.00%	0.93%	0.76%
Portfolio turnover rate (e)	52%	96%	33%	40%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
85

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
86

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF receives compensation as consideration for entering into the commitment to repurchase.
87

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF is able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF to experience higher transaction costs.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.04%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.07
SPDR Portfolio Short Term Treasury ETF	0.06
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
88

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$2,997,469,316	$2,647,245,563	$ 205,238,391	$ 157,361,143
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	971,049,466	968,922,537
SPDR Portfolio Long Term Corporate Bond ETF	—	—	82,448,030	78,073,106
SPDR Portfolio Long Term Treasury ETF	172,115,001	169,249,176	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	2,151,331,426	2,156,359,225
SPDR Portfolio Short Term Treasury ETF	424,005,342	420,057,807	—	—
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$1,039,816,164	$ 436,611,242	$ 1,788,051
SPDR Portfolio Intermediate Term Corporate Bond ETF	6,080,855,680	4,824,119,433	30,612,693
SPDR Portfolio Long Term Corporate Bond ETF	891,710,205	644,371,576	8,232,353
SPDR Portfolio Long Term Treasury ETF	2,409,767,919	1,179,544,621	27,138,312
SPDR Portfolio Short Term Corporate Bond ETF	3,628,193,405	2,755,790,221	7,212,843
SPDR Portfolio Short Term Treasury ETF	1,158,048,201	349,803,696	2,016,707
89

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cashexcept for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, defaulted bonds, pay-down gains and losses, mortgage dollar roll income, and expired capital loss carryover.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$104,552,985	$—	$104,552,985
SPDR Portfolio Intermediate Term Corporate Bond ETF	128,933,172	—	128,933,172
SPDR Portfolio Long Term Corporate Bond ETF	18,203,823	—	18,203,823
SPDR Portfolio Long Term Treasury ETF	38,941,692	—	38,941,692
SPDR Portfolio Short Term Corporate Bond ETF	129,947,147	—	129,947,147
SPDR Portfolio Short Term Treasury ETF	18,269,257	—	18,269,257
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$ 47,479,193	$ —	$ 47,479,193
SPDR Portfolio Intermediate Term Corporate Bond ETF	75,204,044	—	75,204,044
SPDR Portfolio Long Term Corporate Bond ETF	11,402,094	—	11,402,094
SPDR Portfolio Long Term Treasury ETF	18,159,469	—	18,159,469
SPDR Portfolio Short Term Corporate Bond ETF	70,037,299	—	70,037,299
90

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Short Term Treasury ETF	$ 3,391,607	$—	$ 3,391,607
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Portfolio Aggregate Bond ETF	$5,131,724	$(17,790,745)	$—	$129,102,445	$—	$116,443,424
SPDR Portfolio Intermediate Term Corporate Bond ETF	7,556,609	(23,662,595)	—	115,396,131	—	99,290,145
SPDR Portfolio Long Term Corporate Bond ETF	1,418,675	(7,658,291)	—	31,893,074	—	25,653,458
SPDR Portfolio Long Term Treasury ETF	3,100,620	(24,195,136)	—	103,640,955	—	82,546,439
SPDR Portfolio Short Term Corporate Bond ETF	9,701,393	(31,972,707)	—	53,796,782	—	31,525,468
SPDR Portfolio Short Term Treasury ETF	1,658,001	(3,982,598)	—	12,768,633	—	10,444,036
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Aggregate Bond ETF	$ 9,862,592	$ 7,928,153
SPDR Portfolio Intermediate Term Corporate Bond ETF	13,494,154	10,168,441
SPDR Portfolio Long Term Corporate Bond ETF	4,386,034	3,272,257
SPDR Portfolio Long Term Treasury ETF	7,368,180	16,826,956
SPDR Portfolio Short Term Corporate Bond ETF	6,262,403	25,710,304
SPDR Portfolio Short Term Treasury ETF	2,037,198	1,945,400
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$4,074,445,446	$133,849,523	$4,747,078	$129,102,445
SPDR Portfolio Intermediate Term Corporate Bond ETF	4,640,600,428	116,384,113	987,982	115,396,131
SPDR Portfolio Long Term Corporate Bond ETF	603,446,507	32,574,344	681,270	31,893,074
SPDR Portfolio Long Term Treasury ETF	2,253,041,531	103,640,955	—	103,640,955
SPDR Portfolio Short Term Corporate Bond ETF	5,264,668,463	54,690,046	893,264	53,796,782
SPDR Portfolio Short Term Treasury ETF	1,301,402,361	12,781,314	12,681	12,768,633
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 41,980,072	$ 20,243,076	$ 22,572,208	$ 42,815,284
SPDR Portfolio Intermediate Term Corporate Bond ETF	114,786,588	21,334,763	95,757,838	117,092,601
SPDR Portfolio Long Term Corporate Bond ETF	6,201,960	1,304,620	5,014,042	6,318,662
SPDR Portfolio Short Term Corporate Bond ETF	44,631,667	27,959,848	17,592,605	45,552,453
SPDR Portfolio Short Term Treasury ETF	33,459,664	3,552,500	30,569,626	34,122,126
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 3,409,835	$—	$—	$—	$ 3,409,835	$ 3,409,835
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	3,508,741	—	—	—	3,508,741	3,508,741
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	13,324,500	—	—	—	13,324,500	13,324,500
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	21,334,763	—	—	—	21,334,763	21,334,763
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	1,304,620	—	—	—	1,304,620	1,304,620

SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	27,959,848	—	—	—	27,959,848	27,959,848
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	3,552,500	—	—	—	3,552,500	3,552,500
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2019:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
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June 30, 2019

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2019.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
12.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Portfolio Aggregate Bond ETF	$47,479,193	$—	$47,479,193	$2,755,730
SPDR Portfolio Intermediate Term Corporate Bond ETF	75,204,044	—	75,204,044	5,403,481
SPDR Portfolio Long Term Corporate Bond ETF	11,402,094	—	11,402,094	848,161
SPDR Portfolio Long Term Treasury ETF	18,159,469	—	18,159,469	1,042,705
SPDR Portfolio Short Term Corporate Bond ETF	70,037,299	—	70,037,299	6,960,356
SPDR Portfolio Short Term Treasury ETF	3,391,607	—	3,391,607	658,763
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13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF and SPDR Portfolio Short Term Treasury ETF (collectively referred to as the “Funds”) (six of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments or summary schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in item 1 of this Form N-CSR), and the schedules of investments in securities as of June 30, 2019 (included in item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting SPDR® Series Trust) at June 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and schedules of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedules of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedules of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedules of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.04%	$1,061.60	$0.20	$1,024.60	$0.20
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07	1,070.60	0.36	1,024.40	0.35
SPDR Portfolio Long Term Corporate Bond ETF	0.07	1,155.90	0.37	1,024.40	0.35
SPDR Portfolio Long Term Treasury ETF	0.06	1,109.50	0.31	1,024.50	0.30
SPDR Portfolio Short Term Corporate Bond ETF	0.07	1,033.60	0.35	1,024.40	0.35
SPDR Portfolio Short Term Treasury ETF	0.06	1,024.50	0.30	1,024.50	0.30
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
101

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
102

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
103

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
ssga.com | spdrs.com
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC
(Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRPORTFIAR

Annual Report
June 30, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays TIPS ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays 1-10 Year Government Inflation-Linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity greater than or equal to 1 year and less than 10 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment-grade, and have $300 million or more of outstanding face value.
The Bloomberg Barclays Global Treasury ex-US Capped Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively).
The Bloomberg Barclays U.S. Government Inflation-Linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.
The FTSE International Inflation-Linked Securities Select Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The FTSE International Inflation-Linked Securities Select Index prior to May 31, 2018 was known as the Citi International Inflation-Linked Securities Select Index.
See accompanying notes to financial statements.
1

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.57%, and the Index was 4.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 0.55% in the second half of 2018, as the Federal Reserve raised the target fed funds rate by 50 basis points (bps). Softening economic data and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. Headline inflation nearly halved from mid-2018 to 1.5% in early 2019 driven by falling oil prices, and breakeven inflation fell correspondingly. A dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. Treasury rates fell substantially through June 2019, positively impacting Fund performance. The Fund gained 5.14% in the first half of 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation-Linked Bond Index
ONE YEAR	4.57%	4.57%	4.70%	4.57%	4.57%	4.70%
FIVE YEARS	6.55%	6.14%	7.34%	1.28%	1.20%	1.43%
SINCE INCEPTION(1)	6.81%	6.80%	7.77%	1.09%	1.09%	1.24%

(1)	For the period May 29, 2013 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	4.3%
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	4.1
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	4.0
Treasury Inflation Protected Indexed Notes 0.13% 7/15/2022	4.0
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2023	4.0
TOTAL	20.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 2.13%, and the Index was 2.27%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 0.98% in the second half of 2018, even as the Federal Reserve raised the target fed funds rate by 50 basis points (bps). Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. The three-month Treasury rate peaked in January at 2.46%, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, the rate fell by over 30 bps in the first half of 2019, positively impacting Fund performance. The Fund gained 1.13% from January 2019 to June 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index
ONE YEAR	2.13%	2.13%	2.27%	2.13%	2.13%	2.27%
FIVE YEARS	3.52%	3.51%	4.21%	0.69%	0.69%	0.83%
TEN YEARS	3.33%	3.29%	4.64%	0.33%	0.32%	0.45%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.14%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
U.S. Treasury Bill 2.46% 7/18/2019	10.7%
U.S. Treasury Bill 2.52% 8/15/2019	10.7
U.S. Treasury Bill 2.51% 7/5/2019	8.4
U.S. Treasury Bill 2.45% 7/25/2019	8.4
U.S. Treasury Bill 2.25% 7/11/2019	8.1
TOTAL	46.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
U.S. Treasury Obligations	99.8%
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Fund’s benchmark is the Bloomberg Barclays Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.78%, and the Index was 5.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 0.61% in the second half of 2018, as central banks were less accommodative on their monetary policies. A slowdown in global growth, decelerating core and headline inflation, and increasing trade and political uncertainties (Brexit, US-China trade dispute) were major contributors to risk-off sentiment in late 2018. A dovish turn by central banks in 2019 increased the likelihood of easy monetary policy, and interest rates around the world declined through June 2019, positively impacting Fund performance. The Fund gained 5.42% in the first half of 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Bloomberg Barclays International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury ex-US Capped Index
ONE YEAR	4.78%	5.18%	5.14%	4.78%	5.18%	5.14%
FIVE YEARS	– 1.71%	– 1.80%	0.77%	– 0.34%	– 0.36%	0.15%
TEN YEARS	20.54%	19.89%	26.81%	1.89%	1.83%	2.40%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Bloomberg Barclays International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Korea Treasury Bond 2.00% 3/10/2021	0.6%
Denmark Government Bond 4.50% 11/15/2039	0.5
Indonesia Treasury Bond 6.13% 5/15/2028	0.5
Kingdom of Netherlands 3.75% 1/15/2042	0.4
Government of Japan 10 Year Bond 0.10% 12/20/2028	0.4
TOTAL	2.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Foreign Government Obligations	99.2%
Short-Term Investment	1.2
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
Top Ten Countries as of June 30, 2019

Description	% of Total Investments
Japan	22.8%
France	5.8
United Kingdom	5.4
Italy	5.2
South Korea	4.5
Australia	4.5
Belgium	4.5
Netherlands	4.5
Spain	4.5
Germany	4.5
TOTAL	66.2%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS TIPS ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.74%, and the Index was 4.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund performed in line with expectations, losing 1.46% in the second half of 2018, as the Federal Reserve raised the target fed funds rate by 50 basis points (bps). Softening economic data and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. Headline inflation nearly halved from mid-2018 to 1.5% in early 2019 driven by falling oil prices, and breakeven inflation fell correspondingly. A dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. Treasury rates fell substantially through June 2019, positively impacting Fund performance. The Fund gained 6.29% in the first half of 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Bloomberg Barclays TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index
ONE YEAR	4.74%	4.74%	4.88%	4.74%	4.74%	4.88%
FIVE YEARS	8.71%	8.75%	9.55%	1.68%	1.69%	1.84%
TEN YEARS	41.72%	41.71%	44.17%	3.55%	3.55%	3.73%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Bloomberg Barclays TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	3.5%
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.4
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	3.3
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	3.3
Treasury Inflation Protected Indexed Notes 0.13% 7/15/2022	3.3
TOTAL	16.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
U.S. Treasury Obligations	99.1%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund’s benchmark is the FTSE International Inflation-Linked Securities Select Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.78%, and the Index was 5.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 2.13% in the second half of 2018, as central banks were less accommodative on their monetary policies. A slowdown in global growth, decelerating core and headline inflation, and increasing trade and political uncertainties (Brexit, US-China trade dispute) were major contributors to risk-off sentiment in late 2018. A dovish turn by central banks in 2019 increased the likelihood of easy monetary policy, and interest rates around the world declined through June 2019, positively impacting Fund performance. The Fund gained 7.07% in the first half of 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR FTSE International Government Inflation-Protected Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index
ONE YEAR	4.78%	6.01%	5.34%	4.78%	6.01%	5.34%
FIVE YEARS(1) (2)	– 1.59%	– 0.77%	0.95%	– 0.32%	– 0.15%	0.19%
TEN YEARS(1) (2)	35.44%	34.94%	42.85%	3.08%	3.04%	3.63%

(1)	Effective February 15, 2016, the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Securities Select Index. The Fund's performance in the tables is based on the Fund's prior investment strategy to track a different benchmark index for periods prior to February 15, 2016.
(2)	The FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index) inception date is January 15, 2016. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2009 through February 14, 2016 and the FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index from February 15, 2016 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR FTSE International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Deutsche Bundesrepublik Inflation Linked Bond 0.10% 4/15/2026	1.6%
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/2050	1.4
Spain Government Inflation Linked Bond 1.80% 11/30/2024	1.2
Brazil Notas do Tesouro Nacional Serie B 6.00% 5/15/2045	1.2
Deutsche Bundesrepublik Inflation Linked Bond 0.50% 4/15/2030	1.2
TOTAL	6.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Foreign Government Obligations	98.7%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
Top Ten Countries as of June 30, 2019

Description	% of Total Investments
United Kingdom	22.4%
France	8.8
Brazil	8.4
Italy	5.2
Mexico	4.7
South Africa	4.6
Canada	4.6
Germany	4.6
Chile	4.6
Spain	4.6
TOTAL	72.5%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 5,755,827	$ 6,457,051
2.00%, 1/15/2026	7,678,087	8,547,925
2.38%, 1/15/2025	11,318,114	12,652,598
2.38%, 1/15/2027	6,227,411	7,195,693
2.50%, 1/15/2029	5,022,011	6,044,234
3.63%, 4/15/2028	7,859,107	10,095,372
3.88%, 4/15/2029	9,035,924	12,105,305
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2021	13,158,335	13,038,760
0.13%, 1/15/2022	13,896,503	13,813,281
0.13%, 4/15/2022	12,871,053	12,772,517
0.13%, 7/15/2022	13,583,598	13,546,049
0.13%, 1/15/2023	13,533,990	13,460,481
0.13%, 7/15/2024	13,150,192	13,132,353
0.13%, 7/15/2026	11,710,517	11,636,153
0.25%, 1/15/2025	13,189,215	13,209,653
0.38%, 7/15/2023	13,422,830	13,536,527
0.38%, 7/15/2025	13,172,645	13,321,584
0.38%, 1/15/2027	12,136,808	12,222,231
0.38%, 7/15/2027	10,454,296	10,554,188
0.50%, 4/15/2024	8,508,871	8,617,834
0.50%, 1/15/2028	11,964,872	12,165,425
0.63%, 7/15/2021	12,115,551	12,196,508
0.63%, 4/15/2023	14,425,096	14,597,689
0.63%, 1/15/2024	13,403,712	13,642,056
0.63%, 1/15/2026	12,528,238	12,834,234
0.75%, 7/15/2028	11,127,355	11,598,817
0.88%, 1/15/2029	10,201,470	10,743,006
1.13%, 1/15/2021	12,849,051	12,951,913
1.25%, 7/15/2020	11,131,662	11,206,497
TOTAL U.S. TREASURY OBLIGATIONS (Cost $332,801,535)		337,895,934

See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $52,377)	52,377	$ 52,377
TOTAL INVESTMENTS — 99.2% (Cost $332,853,912)		337,948,311
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		2,880,343
NET ASSETS — 100.0%		$ 340,828,654
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$337,895,934	$—	$337,895,934
Short-Term Investment	52,377	—	—	52,377
TOTAL INVESTMENTS	$52,377	$337,895,934	$—	$337,948,311
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,850	$65,850	$23,227,473	$23,240,946	$—	$—	52,377	$52,377	$6,694
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	4,547,240	4,547,240	—	—	—	—	228
State Street Navigator Securities Lending Portfolio III	—	—	9,557,674	9,557,674	—	—	—	—	1,098
Total		$65,850	$37,332,387	$37,345,860	$—	$—		$52,377	$8,020
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8% (a)
U.S. Treasury Bill:
2.25%, 7/11/2019	$ 748,341,000	$ 747,940,323
2.33%, 7/23/2019	335,899,000	335,475,079
2.33%, 7/30/2019	335,904,000	335,324,263
2.34%, 7/16/2019	335,903,000	335,616,256
2.38%, 7/9/2019	335,901,000	335,756,563
2.44%, 8/8/2019	748,410,000	746,781,639
2.45%, 7/25/2019	777,552,000	776,541,182
2.45%, 8/1/2019	748,586,000	747,290,325
2.46%, 7/18/2019	998,198,000	997,231,096
2.46%, 8/22/2019	719,738,000	717,555,834
2.46%, 8/29/2019	719,744,000	717,266,879
2.51%, 7/5/2019	777,466,000	777,297,531
2.52%, 8/15/2019	998,011,000	995,400,572
2.81%, 7/2/2019	719,707,000	719,668,215
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,283,497,983)		9,285,145,757
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $22,228,740)	22,228,740	22,228,740
TOTAL INVESTMENTS — 100.0% (Cost $9,305,726,723)		9,307,374,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(987,351)
NET ASSETS — 100.0%		$ 9,306,387,146
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$9,285,145,757	$—	$9,285,145,757
Short-Term Investment	22,228,740	—	—	22,228,740
TOTAL INVESTMENTS	$22,228,740	$9,285,145,757	$—	$9,307,374,497
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,555,709	$6,555,709	$152,201,400	$136,528,369	$—	$—	22,228,740	$22,228,740	$363,469
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	9,191	9,191	—	—	—	—	—
Total		$6,555,709	$152,210,591	$136,537,560	$—	$—		$22,228,740	$363,469
See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 157, 1.50%, 6/21/2031	AUD	400,000	$ 283,442
Series 146, 1.75%, 11/21/2020	AUD	3,020,000	2,140,855
Series 151, 2.00%, 12/21/2021	AUD	2,365,000	1,701,245
Series 153, 2.25%, 11/21/2022	AUD	2,195,000	1,605,971
Series 149, 2.25%, 5/21/2028	AUD	3,780,000	2,861,967
Series 155, 2.50%, 5/21/2030	AUD	2,630,000	2,058,542
Series 137, 2.75%, 4/21/2024	AUD	3,510,000	2,661,999
Series 148, 2.75%, 11/21/2027	AUD	2,140,000	1,677,270
Series 148, 2.75%, 11/21/2027	AUD	1,590,000	1,246,196
Series 152, 2.75%, 11/21/2028	AUD	3,395,000	2,681,057
Series 154, 2.75%, 11/21/2029	AUD	3,215,000	2,562,266
Series 145, 2.75%, 6/21/2035	AUD	1,124,000	920,112
Series 156, 2.75%, 5/21/2041	AUD	475,000	388,578
Series 150, 3.00%, 3/21/2047	AUD	1,755,000	1,513,032
Series 139, 3.25%, 4/21/2025	AUD	4,000,000	3,145,054
Series 138, 3.25%, 4/21/2029	AUD	3,605,000	2,974,443
Series 147, 3.25%, 6/21/2039	AUD	1,175,000	1,034,277
Series 144, 3.75%, 4/21/2037	AUD	1,636,000	1,519,636
Series 142, 4.25%, 4/21/2026	AUD	4,315,000	3,637,169
Series 140, 4.50%, 4/21/2033	AUD	1,810,000	1,751,829
Series 136, 4.75%, 4/21/2027	AUD	4,205,000	3,720,372
Series 133, 5.50%, 4/21/2023	AUD	3,575,000	2,931,694
Series 124, 5.75%, 5/15/2021	AUD	4,210,000	3,214,364
Series 128, 5.75%, 7/15/2022	AUD	3,355,000	2,690,471
			50,921,841
AUSTRIA — 3.4%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	1,010,000	1,173,353
Zero Coupon, 7/15/2023 (a)	EUR	1,215,000	1,415,563
0.50%, 4/20/2027 (a)	EUR	1,340,000	1,614,848
0.50%, 2/20/2029 (a)	EUR	1,200,000	1,439,417
0.75%, 10/20/2026 (a)	EUR	1,580,000	1,936,592
0.75%, 2/20/2028 (a)	EUR	1,005,000	1,234,685
1.20%, 10/20/2025 (a)	EUR	1,410,000	1,770,053
1.50%, 2/20/2047 (a)	EUR	865,000	1,188,754
1.50%, 11/2/2086 (a)	EUR	340,000	473,120
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,350,000	1,713,408
1.75%, 10/20/2023 (a)	EUR	1,600,000	2,006,038
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
2.10%, 9/20/2117 (a)	EUR	615,000	$ 1,079,861
2.40%, 5/23/2034 (a)	EUR	985,000	1,463,685
3.15%, 6/20/2044 (a)	EUR	950,000	1,728,488
3.40%, 11/22/2022 (a)	EUR	1,440,000	1,865,736
3.50%, 9/15/2021 (a)	EUR	2,320,000	2,886,932
3.65%, 4/20/2022 (a)	EUR	1,154,000	1,473,974
3.80%, 1/26/2062 (a)	EUR	560,000	1,314,736
3.90%, 7/15/2020 (a)	EUR	1,825,000	2,175,152
3.90%, 7/15/2020 (a)	EUR	150,000	178,780
4.15%, 3/15/2037 (a)	EUR	1,935,000	3,618,814
4.85%, 3/15/2026 (a)	EUR	1,180,000	1,820,935
6.25%, 7/15/2027	EUR	1,375,000	2,393,158
			37,966,082
BELGIUM — 4.5%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,005,000	1,180,277
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,120,000	1,337,035
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,750,000	2,128,224
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,550,000	1,897,519
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,752,000	2,144,789
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,150,000	1,418,005
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,540,000	1,906,866
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,180,000	1,465,727
Series 86, 1.25%, 4/22/2033	EUR	530,000	676,583
Series 84, 1.45%, 6/22/2037 (a)	EUR	495,000	643,001
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,285,000	1,701,357
Series 88, 1.70%, 6/22/2050 (a)	EUR	700,000	938,194
Series 76, 1.90%, 6/22/2038 (a)	EUR	660,000	917,992
Series 80, 2.15%, 6/22/2066 (a)	EUR	535,000	797,714
Series 68, 2.25%, 6/22/2023	EUR	1,470,000	1,864,914
Series 83, 2.25%, 6/22/2057 (a)	EUR	595,000	896,514
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,676,000	2,201,757
Series 73, 3.00%, 6/22/2034 (a)	EUR	915,000	1,433,082
Series 58, 3.75%, 9/28/2020 (a)	EUR	2,020,000	2,424,369
Series 71, 3.75%, 6/22/2045	EUR	1,045,000	1,994,994
Series 48, 4.00%, 3/28/2022	EUR	1,485,000	1,909,273
Series 66, 4.00%, 3/28/2032	EUR	1,047,000	1,753,606
Series 61, 4.25%, 9/28/2021 (a)	EUR	1,785,000	2,259,253
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,740,000	2,298,983
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,855,000	3,597,105
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,140,000	1,719,818
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,937,000	$ 3,722,936
Series 31, 5.50%, 3/28/2028	EUR	2,100,000	3,561,389
			50,791,276
CANADA — 4.5%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,570,000	1,918,763
0.75%, 9/1/2020	CAD	3,485,000	2,639,159
0.75%, 3/1/2021	CAD	3,989,000	3,014,026
0.75%, 9/1/2021	CAD	2,685,000	2,024,306
1.00%, 9/1/2022	CAD	2,230,000	1,683,946
1.00%, 6/1/2027	CAD	2,303,000	1,703,859
1.50%, 8/1/2021	CAD	200,000	153,226
1.50%, 6/1/2023	CAD	1,835,000	1,409,036
1.50%, 9/1/2024	CAD	1,130,000	869,419
1.50%, 6/1/2026	CAD	1,810,000	1,391,584
1.75%, 8/1/2020	CAD	1,625,000	1,245,259
1.75%, 5/1/2021	CAD	1,770,000	1,361,210
1.75%, 3/1/2023	CAD	2,185,000	1,692,002
2.00%, 11/1/2020	CAD	1,645,000	1,265,394
2.00%, 9/1/2023	CAD	1,625,000	1,273,401
2.00%, 6/1/2028	CAD	1,840,000	1,471,916
2.00%, 12/1/2051	CAD	935,000	773,150
2.25%, 2/1/2021	CAD	1,605,000	1,242,043
2.25%, 3/1/2024	CAD	1,700,000	1,351,115
2.25%, 6/1/2025	CAD	1,790,000	1,434,767
2.25%, 6/1/2029	CAD	1,685,000	1,382,686
2.50%, 6/1/2024	CAD	1,995,000	1,606,733
2.75%, 6/1/2022	CAD	2,000,000	1,587,664
2.75%, 12/1/2048	CAD	2,020,000	1,926,864
2.75%, 12/1/2064	CAD	635,000	656,508
3.25%, 6/1/2021	CAD	1,705,000	1,348,291
3.50%, 12/1/2045	CAD	2,245,000	2,382,784
4.00%, 6/1/2041	CAD	2,160,000	2,349,065
5.00%, 6/1/2037	CAD	1,730,000	2,009,805
Series WL43, 5.75%, 6/1/2029	CAD	1,470,000	1,563,909
5.75%, 6/1/2033	CAD	1,690,000	1,969,712
Series A55, 8.00%, 6/1/2023	CAD	390,000	372,732
Series VW17, 8.00%, 6/1/2027	CAD	550,000	625,247
Series A-76, 9.00%, 6/1/2025	CAD	330,000	360,877
			50,060,458
See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	350,000,000	$ 538,302
4.50%, 2/28/2021	CLP	100,000,000	151,974
4.50%, 3/1/2021	CLP	400,000,000	608,122
4.50%, 3/1/2026	CLP	500,000,000	797,224
4.70%, 9/1/2030 (a)	CLP	250,000,000	414,335
5.00%, 3/1/2035	CLP	550,000,000	957,505
5.10%, 7/15/2050	CLP	150,000,000	272,444
Series 30YR, 6.00%, 1/1/2043	CLP	400,000,000	811,960
			4,551,866
CHINA — 0.9%
China Government Bond:
Series 1814, 3.24%, 7/5/2021	CNY	15,000,000	2,202,466
Series 1827, 3.25%, 11/22/2028	CNY	11,000,000	1,600,888
Series 1823, 3.29%, 10/18/2023	CNY	28,000,000	4,119,462
Series 1824, 4.08%, 10/22/2048	CNY	13,500,000	2,037,432
			9,960,248
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	328,481
Series EMTN, 2.75%, 6/27/2024	EUR	200,000	256,859
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	139,608
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	140,974
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	143,507
Series EMTN, 3.88%, 5/6/2022	EUR	130,000	164,026
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	141,900
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	99,330
			1,414,685
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	9,860,000	403,426
Series 97, 0.45%, 10/25/2023	CZK	5,700,000	243,995
Series 104, 0.75%, 2/23/2021	CZK	3,500,000	154,535
Series 94, 0.95%, 5/15/2030	CZK	13,280,000	556,928
Series 95, 1.00%, 6/26/2026	CZK	12,370,000	535,703
Series 15Y, 2.00%, 10/13/2033	CZK	7,370,000	338,213
Series 89, 2.40%, 9/17/2025	CZK	14,290,000	674,883
Series 78, 2.50%, 8/25/2028	CZK	12,750,000	619,728
Series 105, 2.75%, 7/23/2029	CZK	14,370,000	714,636
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 46, 3.75%, 9/12/2020	CZK	10,480,000	$ 481,104
Series 61, 3.85%, 9/29/2021	CZK	11,010,000	517,715
Series 49, 4.20%, 12/4/2036	CZK	6,530,000	390,786
Series 52, 4.70%, 9/12/2022	CZK	13,460,000	661,046
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	121,169
Series 58, 5.70%, 5/25/2024	CZK	11,910,000	643,986
			7,057,853
DENMARK — 1.3%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	7,435,000	1,149,884
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	1,050,000	165,503
Series 10Y, 0.50%, 11/15/2027	DKK	12,860,000	2,118,152
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	1,142,000	188,106
1.50%, 11/15/2023	DKK	8,735,000	1,461,507
1.75%, 11/15/2025	DKK	8,205,000	1,440,435
3.00%, 11/15/2021	DKK	10,665,000	1,773,199
4.50%, 11/15/2039	DKK	18,715,000	5,453,449
7.00%, 11/10/2024	DKK	1,740,000	376,447
			14,126,682
FINLAND — 1.4%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	635,000	736,522
Zero Coupon, 9/15/2023 (a)	EUR	745,000	868,632
0.38%, 9/15/2020 (a)	EUR	825,000	951,038
0.50%, 4/15/2026 (a)	EUR	731,000	879,797
0.50%, 9/15/2027 (a)	EUR	690,000	830,954
0.50%, 9/15/2028 (a)	EUR	728,000	876,551
0.50%, 9/15/2029 (a)	EUR	250,000	299,960
0.75%, 4/15/2031 (a)	EUR	610,000	748,994
0.88%, 9/15/2025 (a)	EUR	593,000	728,901
1.13%, 4/15/2034 (a)	EUR	615,000	790,569
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	385,000	533,110
1.50%, 4/15/2023 (a)	EUR	680,000	836,713
1.63%, 9/15/2022 (a)	EUR	640,000	782,008
2.00%, 4/15/2024 (a)	EUR	650,000	831,116
2.63%, 7/4/2042 (a)	EUR	645,000	1,090,407
2.75%, 7/4/2028 (a)	EUR	665,000	956,738
3.50%, 4/15/2021 (a)	EUR	1,000,000	1,223,901
4.00%, 7/4/2025 (a)	EUR	862,000	1,247,672
			15,213,583
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
FRANCE — 5.8%
France Government Bond OAT:
Zero Coupon, 2/25/2021	EUR	1,045,000	$ 1,203,494
Zero Coupon, 5/25/2021	EUR	1,050,000	1,211,189
Zero Coupon, 2/25/2022	EUR	1,380,000	1,597,069
Zero Coupon, 5/25/2022	EUR	1,090,000	1,265,907
Zero Coupon, 3/25/2023	EUR	1,000,000	1,165,797
Zero Coupon, 3/25/2024	EUR	1,000,000	1,166,806
Zero Coupon, 3/25/2025	EUR	450,000	524,121
0.25%, 11/25/2020	EUR	920,000	1,060,858
0.25%, 11/25/2026	EUR	1,220,000	1,442,165
0.50%, 5/25/2025	EUR	1,320,000	1,583,813
0.50%, 5/25/2026	EUR	1,250,000	1,503,945
0.50%, 5/25/2029	EUR	750,000	896,878
0.75%, 5/25/2028	EUR	1,170,000	1,435,449
0.75%, 11/25/2028	EUR	1,155,000	1,415,968
1.00%, 11/25/2025	EUR	1,270,000	1,573,858
1.00%, 5/25/2027	EUR	1,320,000	1,648,508
1.25%, 5/25/2034	EUR	650,000	835,602
1.25%, 5/25/2036 (a)	EUR	1,010,000	1,292,559
1.50%, 5/25/2031	EUR	1,645,000	2,169,964
1.50%, 5/25/2050 (a)	EUR	380,000	498,088
1.75%, 5/25/2023	EUR	1,305,000	1,625,385
1.75%, 11/25/2024	EUR	1,200,000	1,532,005
1.75%, 6/25/2039 (a)	EUR	750,000	1,040,525
1.75%, 5/25/2066 (a)	EUR	385,000	538,097
2.00%, 5/25/2048 (a)	EUR	885,000	1,297,523
2.25%, 10/25/2022	EUR	1,090,000	1,362,644
2.25%, 5/25/2024	EUR	1,190,000	1,541,585
2.50%, 10/25/2020	EUR	1,300,000	1,541,830
2.50%, 5/25/2030	EUR	1,345,000	1,936,646
2.75%, 10/25/2027	EUR	1,360,000	1,934,421
3.00%, 4/25/2022	EUR	1,540,000	1,937,897
3.25%, 10/25/2021	EUR	1,335,000	1,660,683
3.25%, 5/25/2045	EUR	885,000	1,594,441
3.50%, 4/25/2026	EUR	1,330,000	1,919,504
3.75%, 4/25/2021	EUR	1,330,000	1,637,472
4.00%, 10/25/2038	EUR	920,000	1,718,371
4.00%, 4/25/2055	EUR	495,000	1,075,432
4.00%, 4/25/2060	EUR	475,000	1,072,028
4.25%, 10/25/2023	EUR	1,500,000	2,071,227
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
4.50%, 4/25/2041	EUR	1,310,000	$ 2,676,615
4.75%, 4/25/2035	EUR	965,000	1,843,337
5.50%, 4/25/2029	EUR	1,200,000	2,115,826
5.75%, 10/25/2032	EUR	1,095,000	2,158,509
6.00%, 10/25/2025	EUR	950,000	1,523,106
8.50%, 4/25/2023	EUR	310,000	477,729
			65,324,876
GERMANY — 4.5%
Bundesrepublik Deutschland:
Zero Coupon, 9/11/2020	EUR	800,000	918,699
Zero Coupon, 12/11/2020	EUR	505,000	581,166
Zero Coupon, 3/12/2021	EUR	450,000	518,963
Zero Coupon, 8/15/2026	EUR	975,000	1,153,522
0.25%, 2/15/2027	EUR	1,200,000	1,446,217
0.25%, 8/15/2028	EUR	880,000	1,059,998
0.50%, 8/15/2027	EUR	1,270,000	1,561,811
0.50%, 2/15/2028	EUR	845,000	1,040,155
1.25%, 8/15/2048	EUR	690,000	1,002,809
Series 98, 4.75%, 7/4/2028	EUR	519,000	871,583
Series 08, 4.75%, 7/4/2040	EUR	100,000	225,222
Series 94, 6.25%, 1/4/2024	EUR	815,000	1,224,433
Federal Republic of Germany:
Series 173, Zero Coupon, 4/9/2021	EUR	960,000	1,107,733
Series 174, Zero Coupon, 10/8/2021	EUR	950,000	1,100,613
Series 175, Zero Coupon, 4/8/2022	EUR	545,000	633,897
Series 176, Zero Coupon, 10/7/2022	EUR	710,000	828,667
Series 177, Zero Coupon, 4/14/2023	EUR	665,000	778,548
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	710,136
Series 179, Zero Coupon, 4/5/2024	EUR	350,000	411,355
Series 172, 0.25%, 10/16/2020	EUR	770,000	887,799
0.25%, 2/15/2029	EUR	550,000	661,762
0.50%, 2/15/2025	EUR	850,000	1,030,744
0.50%, 2/15/2026	EUR	1,123,000	1,371,463
1.00%, 8/15/2024	EUR	815,000	1,008,324
1.00%, 8/15/2025	EUR	968,000	1,212,793
1.50%, 9/4/2022	EUR	720,000	879,570
1.50%, 2/15/2023	EUR	760,000	936,871
1.50%, 5/15/2023	EUR	695,000	860,974
1.50%, 5/15/2024	EUR	724,000	913,452
1.75%, 7/4/2022	EUR	1,050,000	1,287,131
1.75%, 2/15/2024	EUR	700,000	888,678
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
2.00%, 1/4/2022	EUR	1,000,000	$ 1,218,854
2.00%, 8/15/2023	EUR	700,000	888,009
2.25%, 9/4/2020	EUR	660,000	778,021
2.25%, 9/4/2021	EUR	650,000	789,127
2.50%, 1/4/2021	EUR	760,000	908,920
2.50%, 7/4/2044	EUR	1,032,000	1,836,389
2.50%, 8/15/2046	EUR	1,075,000	1,954,371
3.00%, 7/4/2020	EUR	900,000	1,062,982
3.25%, 7/4/2021	EUR	230,000	283,125
3.25%, 7/4/2042	EUR	700,000	1,361,287
Series 05, 4.00%, 1/4/2037	EUR	942,000	1,830,180
Series 2007, 4.25%, 7/4/2039	EUR	550,000	1,149,533
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,296,542
Series 08, 4.75%, 7/4/2040	EUR	675,000	1,520,246
Series 00, 5.50%, 1/4/2031	EUR	690,000	1,318,738
Series 98, 5.63%, 1/4/2028	EUR	763,000	1,327,904
Series 00, 6.25%, 1/4/2030	EUR	400,000	777,661
Series 97, 6.50%, 7/4/2027	EUR	450,000	804,555
			50,221,532
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,550,000	196,617
1.10%, 1/17/2023	HKD	1,300,000	163,989
1.16%, 5/18/2022	HKD	1,050,000	132,881
1.25%, 6/29/2027	HKD	500,000	62,748
1.68%, 1/21/2026	HKD	500,000	64,781
1.89%, 3/2/2032	HKD	350,000	45,613
2.22%, 8/7/2024	HKD	1,000,000	132,612
2.46%, 8/4/2021	HKD	1,950,000	253,858
			1,053,099
HUNGARY — 0.5%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	93,800,000	331,041
Series 20/C, 1.00%, 9/23/2020	HUF	38,980,000	138,969
Series 22/B, 1.75%, 10/26/2022	HUF	149,520,000	541,556
Series 21/B, 2.50%, 10/27/2021	HUF	96,950,000	356,901
Series 26/D, 2.75%, 12/22/2026	HUF	71,930,000	265,092
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	447,012
Series 27/A, 3.00%, 10/27/2027	HUF	164,260,000	612,709
Series 31/A, 3.25%, 10/22/2031	HUF	27,000,000	99,985
See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 25/B, 5.50%, 6/24/2025	HUF	161,220,000	$ 688,162
Series 23/A, 6.00%, 11/24/2023	HUF	144,460,000	612,122
Series 28/A, 6.75%, 10/22/2028	HUF	53,270,000	255,304
Series 22/A, 7.00%, 6/24/2022	HUF	134,000,000	558,345
Series 20/A, 7.50%, 11/12/2020	HUF	78,310,000	304,112
			5,211,310
INDONESIA — 2.0%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	25,435,000,000	1,719,396
Series FR64, 6.13%, 5/15/2028	IDR	81,700,000,000	5,323,944
Series FR65, 6.63%, 5/15/2033	IDR	60,700,000,000	3,901,054
Series FR61, 7.00%, 5/15/2022	IDR	32,250,000,000	2,274,792
Series FR59, 7.00%, 5/15/2027	IDR	22,700,000,000	1,568,220
Series FR75, 7.50%, 5/15/2038	IDR	42,700,000,000	2,887,496
Series FR53, 8.25%, 7/15/2021	IDR	27,031,000,000	1,955,612
Series FR70, 8.38%, 3/15/2024	IDR	36,000,000,000	2,685,791
			22,316,305
IRELAND — 1.7%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	675,000	781,028
0.80%, 3/15/2022	EUR	945,000	1,115,059
0.90%, 5/15/2028	EUR	1,115,000	1,366,594
1.00%, 5/15/2026	EUR	1,800,000	2,213,623
1.10%, 5/15/2029	EUR	800,000	993,242
1.30%, 5/15/2033	EUR	530,000	664,434
1.35%, 3/18/2031	EUR	400,000	506,732
1.50%, 5/15/2050	EUR	550,000	688,724
1.70%, 5/15/2037	EUR	785,000	1,034,649
2.00%, 2/18/2045	EUR	1,165,000	1,648,659
2.40%, 5/15/2030	EUR	1,300,000	1,817,747
3.40%, 3/18/2024	EUR	1,070,000	1,438,473
3.90%, 3/20/2023	EUR	915,000	1,212,851
5.00%, 10/18/2020	EUR	905,000	1,105,641
5.40%, 3/13/2025	EUR	1,575,000	2,375,285
			18,962,741
ISRAEL — 0.8%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	2,020,000	567,540
Series 0421, 1.00%, 4/30/2021	ILS	1,970,000	558,455
Series 1122, 1.25%, 11/30/2022	ILS	1,460,000	417,437
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 1123, 1.50%, 11/30/2023	ILS	1,340,000	$ 386,511
Series 0825, 1.75%, 8/31/2025	ILS	2,690,000	782,404
Series 0327, 2.00%, 3/31/2027	ILS	1,940,000	569,014
Series 0928, 2.25%, 9/28/2028	ILS	1,700,000	503,947
Series 0324, 3.75%, 3/31/2024	ILS	2,190,000	696,138
Series 0347, 3.75%, 3/31/2047	ILS	1,535,000	501,168
Series 0323, 4.25%, 3/31/2023	ILS	2,619,000	830,621
Series 0122, 5.50%, 1/31/2022	ILS	2,500,000	790,521
Series 0142, 5.50%, 1/31/2042	ILS	2,505,000	1,055,040
Series 1026, 6.25%, 10/30/2026	ILS	2,390,000	902,335
			8,561,131
ITALY — 5.2%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	570,000	647,171
0.35%, 11/1/2021	EUR	625,000	710,298
0.45%, 6/1/2021	EUR	645,000	736,933
0.65%, 10/15/2023	EUR	520,000	582,187
0.90%, 8/1/2022	EUR	620,000	708,293
0.95%, 3/1/2023	EUR	935,000	1,063,780
0.95%, 3/15/2023	EUR	665,000	756,534
1.20%, 4/1/2022	EUR	635,000	733,016
1.25%, 12/1/2026	EUR	530,000	589,351
1.45%, 11/15/2024	EUR	510,000	582,966
1.45%, 5/15/2025	EUR	250,000	284,239
1.60%, 6/1/2026	EUR	400,000	456,436
1.75%, 7/1/2024	EUR	700,000	812,856
1.85%, 5/15/2024	EUR	555,000	649,639
2.00%, 2/1/2028	EUR	1,005,000	1,164,065
2.05%, 8/1/2027	EUR	790,000	918,691
2.20%, 6/1/2027	EUR	685,000	806,554
2.25%, 9/1/2036 (a)	EUR	545,000	603,806
2.30%, 10/15/2021	EUR	875,000	1,037,584
Series 5Y, 2.45%, 10/1/2023	EUR	535,000	641,953
2.45%, 9/1/2033 (a)	EUR	690,000	794,677
2.50%, 11/15/2025	EUR	300,000	360,777
2.80%, 12/1/2028	EUR	640,000	781,948
2.80%, 3/1/2067 (a)	EUR	245,000	261,412
2.95%, 9/1/2038 (a)	EUR	500,000	593,714
3.00%, 8/1/2029	EUR	500,000	617,051
3.45%, 3/1/2048 (a)	EUR	575,000	721,404
3.75%, 8/1/2021 (a)	EUR	750,000	913,337
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
3.85%, 9/1/2049 (a)	EUR	630,000	$ 829,100
7.25%, 11/1/2026	EUR	485,000	762,660
9.00%, 11/1/2023	EUR	500,000	757,480
Italy Certificati di Credito del Tesoro Zero Coupon, 11/27/2020	EUR	600,000	682,201
Republic of Italy:
0.20%, 10/15/2020	EUR	555,000	633,646
0.65%, 11/1/2020	EUR	510,000	585,684
1.35%, 4/15/2022	EUR	550,000	637,186
1.45%, 9/15/2022	EUR	560,000	650,293
1.50%, 6/1/2025	EUR	675,000	769,892
1.65%, 3/1/2032 (a)	EUR	795,000	850,455
2.00%, 12/1/2025	EUR	680,000	796,194
2.15%, 12/15/2021	EUR	650,000	768,790
2.50%, 12/1/2024	EUR	720,000	866,213
2.70%, 3/1/2047 (a)	EUR	585,000	651,072
3.25%, 9/1/2046 (a)	EUR	560,000	683,864
3.50%, 3/1/2030 (a)	EUR	830,000	1,064,943
3.75%, 3/1/2021	EUR	790,000	953,182
3.75%, 5/1/2021 (a)	EUR	600,000	727,017
3.75%, 9/1/2024	EUR	700,000	891,066
4.00%, 9/1/2020	EUR	840,000	1,001,248
4.00%, 2/1/2037 (a)	EUR	940,000	1,280,670
4.50%, 5/1/2023	EUR	830,000	1,067,325
4.50%, 3/1/2024	EUR	855,000	1,115,928
4.50%, 3/1/2026 (a)	EUR	650,000	875,516
4.75%, 9/1/2021	EUR	930,000	1,157,238
4.75%, 8/1/2023 (a)	EUR	830,000	1,082,940
4.75%, 9/1/2028 (a)	EUR	825,000	1,169,127
4.75%, 9/1/2044 (a)	EUR	615,000	922,607
5.00%, 3/1/2022	EUR	785,000	996,122
5.00%, 3/1/2025 (a)	EUR	900,000	1,221,316
5.00%, 8/1/2034 (a)	EUR	695,000	1,041,378
5.00%, 8/1/2039 (a)	EUR	860,000	1,314,301
5.00%, 9/1/2040 (a)	EUR	770,000	1,171,889
5.25%, 11/1/2029	EUR	1,257,000	1,844,449
5.50%, 9/1/2022	EUR	700,000	912,725
5.50%, 11/1/2022	EUR	900,000	1,179,068
5.75%, 2/1/2033	EUR	836,000	1,318,922
6.00%, 5/1/2031	EUR	1,250,000	1,973,350
See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
6.50%, 11/1/2027	EUR	930,000	$ 1,438,821
			58,176,550
JAPAN — 22.9%
Government of Japan 2 Year Bond:
Series 390, 0.10%, 7/1/2020	JPY	50,000,000	465,496
Series 391, 0.10%, 8/1/2020	JPY	85,000,000	791,485
Series 392, 0.10%, 9/1/2020	JPY	108,000,000	1,005,922
Series 393, 0.10%, 10/1/2020	JPY	140,000,000	1,304,349
Series 394, 0.10%, 11/1/2020	JPY	69,000,000	643,082
Series 396, 0.10%, 1/1/2021	JPY	65,000,000	606,092
Series 402, 0.10%, 7/1/2021	JPY	188,000,000	1,756,022
Government of Japan 5 Year Bond:
Series 125, 0.10%, 9/20/2020	JPY	254,700,000	2,372,677
Series 126, 0.10%, 12/20/2020	JPY	245,900,000	2,292,685
Series 127, 0.10%, 3/20/2021	JPY	255,300,000	2,382,271
Series 128, 0.10%, 6/20/2021	JPY	320,900,000	2,996,903
Series 129, 0.10%, 9/20/2021	JPY	267,500,000	2,500,532
Series 130, 0.10%, 12/20/2021	JPY	278,500,000	2,605,503
Series 131, 0.10%, 3/20/2022	JPY	200,300,000	1,875,614
Series 132, 0.10%, 6/20/2022	JPY	327,000,000	3,064,616
Series 133, 0.10%, 9/20/2022	JPY	230,150,000	2,159,018
Series 134, 0.10%, 12/20/2022	JPY	272,150,000	2,555,694
Series 135, 0.10%, 3/20/2023	JPY	269,300,000	2,531,505
Series 136, 0.10%, 6/20/2023	JPY	213,000,000	2,004,679
Series 137, 0.10%, 9/20/2023	JPY	298,200,000	2,809,042
Series 138, 0.10%, 12/20/2023	JPY	301,000,000	2,838,156
Series 139, 0.10%, 3/20/2024	JPY	225,000,000	2,123,550
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	250,500,000	2,380,494
Series 343, 0.10%, 6/20/2026	JPY	430,000,000	4,090,149
Series 344, 0.10%, 9/20/2026	JPY	312,550,000	2,976,535
Series 345, 0.10%, 12/20/2026	JPY	262,250,000	2,500,138
Series 346, 0.10%, 3/20/2027	JPY	142,250,000	1,356,788
Series 347, 0.10%, 6/20/2027	JPY	267,000,000	2,548,123
Series 348, 0.10%, 9/20/2027	JPY	289,000,000	2,757,973
Series 349, 0.10%, 12/20/2027	JPY	240,200,000	2,291,843
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,647,055
Series 351, 0.10%, 6/20/2028	JPY	247,500,000	2,359,313
Series 352, 0.10%, 9/20/2028	JPY	246,150,000	2,344,913
Series 353, 0.10%, 12/20/2028	JPY	465,000,000	4,426,909
Series 354, 0.10%, 3/20/2029	JPY	150,000,000	1,427,826
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 337, 0.30%, 12/20/2024	JPY	151,750,000	$ 1,451,963
Series 341, 0.30%, 12/20/2025	JPY	261,150,000	2,511,345
Series 338, 0.40%, 3/20/2025	JPY	150,450,000	1,449,425
Series 339, 0.40%, 6/20/2025	JPY	262,500,000	2,533,244
Series 340, 0.40%, 9/20/2025	JPY	251,350,000	2,428,535
Series 335, 0.50%, 9/20/2024	JPY	369,250,000	3,563,636
Series 336, 0.50%, 12/20/2024	JPY	73,700,000	712,757
Series 328, 0.60%, 3/20/2023	JPY	349,000,000	3,340,572
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	740,476
Series 332, 0.60%, 12/20/2023	JPY	325,000,000	3,132,627
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,301,078
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,448,478
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	814,569
Series 311, 0.80%, 9/20/2020	JPY	130,000,000	1,221,353
Series 324, 0.80%, 6/20/2022	JPY	239,950,000	2,294,803
Series 325, 0.80%, 9/20/2022	JPY	250,000,000	2,397,322
Series 327, 0.80%, 12/20/2022	JPY	195,600,000	1,880,821
Series 329, 0.80%, 6/20/2023	JPY	230,000,000	2,224,173
Series 330, 0.80%, 9/20/2023	JPY	275,750,000	2,673,731
Series 322, 0.90%, 3/20/2022	JPY	135,000,000	1,291,409
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	915,981
Series 310, 1.00%, 9/20/2020	JPY	154,650,000	1,456,443
Series 318, 1.00%, 9/20/2021	JPY	190,000,000	1,811,313
Series 320, 1.00%, 12/20/2021	JPY	212,150,000	2,028,598
Series 321, 1.00%, 3/20/2022	JPY	320,000,000	3,069,226
Series 316, 1.10%, 6/20/2021	JPY	100,000,000	952,228
Series 317, 1.10%, 9/20/2021	JPY	170,000,000	1,624,167
Series 319, 1.10%, 12/20/2021	JPY	100,000,000	958,483
Series 312, 1.20%, 12/20/2020	JPY	248,500,000	2,354,246
Series 315, 1.20%, 6/20/2021	JPY	95,000,000	906,353
Series 313, 1.30%, 3/20/2021	JPY	160,000,000	1,523,579
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,166,913
Series 156, 0.40%, 3/20/2036	JPY	128,900,000	1,247,617
Series 158, 0.50%, 9/20/2036	JPY	121,300,000	1,191,609
Series 164, 0.50%, 3/20/2038	JPY	125,000,000	1,222,550
Series 165, 0.50%, 6/20/2038	JPY	90,000,000	879,375
Series 167, 0.50%, 12/20/2038	JPY	65,000,000	634,368
Series 159, 0.60%, 12/20/2036	JPY	180,050,000	1,797,943
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	968,128
Series 162, 0.60%, 9/20/2037	JPY	335,000,000	3,335,604
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 163, 0.60%, 12/20/2037	JPY	136,000,000	$ 1,353,916
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	1,028,681
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	960,334
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	580,247
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	461,289
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,245,583
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,413,095
Series 152, 1.20%, 3/20/2035	JPY	125,000,000	1,359,975
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,142,751
Series 153, 1.30%, 6/20/2035	JPY	130,000,000	1,433,946
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	490,500
Series 150, 1.40%, 9/20/2034	JPY	190,000,000	2,116,699
Series 144, 1.50%, 3/20/2033	JPY	24,300,000	271,646
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,236,688
Series 149, 1.50%, 6/20/2034	JPY	150,000,000	1,688,885
Series 136, 1.60%, 3/20/2032	JPY	92,150,000	1,032,980
Series 143, 1.60%, 3/20/2033	JPY	200,000,000	2,261,203
Series 147, 1.60%, 12/20/2033	JPY	170,000,000	1,931,695
Series 140, 1.70%, 9/20/2032	JPY	200,000,000	2,275,905
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,482,487
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,788,464
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	2,008,066
Series 122, 1.80%, 9/20/2030	JPY	55,650,000	627,021
Series 130, 1.80%, 9/20/2031	JPY	260,000,000	2,961,741
Series 133, 1.80%, 12/20/2031	JPY	250,000,000	2,855,068
Series 142, 1.80%, 12/20/2032	JPY	130,000,000	1,498,728
Series 58, 1.90%, 9/20/2022	JPY	60,000,000	595,222
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	559,847
Series 108, 1.90%, 12/20/2028	JPY	83,200,000	924,907
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	605,792
Series 121, 1.90%, 9/20/2030	JPY	55,300,000	628,892
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	628,983
Series 73, 2.00%, 12/20/2024	JPY	45,000,000	469,660
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	314,674
Series 93, 2.00%, 3/20/2027	JPY	80,000,000	872,857
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	575,543
Series 52, 2.10%, 9/21/2021	JPY	40,000,000	390,459
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	730,166
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	479,337
Series 92, 2.10%, 12/20/2026	JPY	100,000,000	1,093,243
Series 94, 2.10%, 3/20/2027	JPY	80,000,000	878,693
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 96, 2.10%, 6/20/2027	JPY	63,000,000	$ 695,257
Series 99, 2.10%, 12/20/2027	JPY	140,000,000	1,558,491
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	607,768
Series 113, 2.10%, 9/20/2029	JPY	146,250,000	1,670,255
Series 117, 2.10%, 3/20/2030	JPY	129,000,000	1,483,919
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	656,536
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	945,717
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	934,116
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	567,097
Series 115, 2.20%, 12/20/2029	JPY	70,000,000	809,171
Series 125, 2.20%, 3/20/2031	JPY	178,650,000	2,101,766
Series 95, 2.30%, 6/20/2027	JPY	100,000,000	1,118,647
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	672,045
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	75,000,000	689,417
Series 52, 0.50%, 9/20/2046	JPY	37,500,000	362,386
Series 62, 0.50%, 3/20/2049	JPY	40,000,000	384,084
Series 53, 0.60%, 12/20/2046	JPY	84,650,000	837,645
Series 59, 0.70%, 6/20/2048	JPY	117,000,000	1,185,920
Series 61, 0.70%, 12/20/2048	JPY	60,000,000	607,668
Series 50, 0.80%, 3/20/2046	JPY	79,650,000	827,224
Series 54, 0.80%, 3/20/2047	JPY	88,150,000	915,593
Series 55, 0.80%, 6/20/2047	JPY	84,650,000	879,114
Series 56, 0.80%, 9/20/2047	JPY	68,750,000	714,428
Series 57, 0.80%, 12/20/2047	JPY	73,250,000	761,055
Series 58, 0.80%, 3/20/2048	JPY	162,150,000	1,683,491
Series 60, 0.90%, 9/20/2048	JPY	61,650,000	655,639
Series 48, 1.40%, 9/20/2045	JPY	84,000,000	987,885
Series 49, 1.40%, 12/20/2045	JPY	84,650,000	997,376
Series 45, 1.50%, 12/20/2044	JPY	65,000,000	777,177
Series 46, 1.50%, 3/20/2045	JPY	99,650,000	1,192,452
Series 47, 1.60%, 6/20/2045	JPY	75,000,000	916,561
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	482,765
Series 41, 1.70%, 12/20/2043	JPY	63,000,000	776,846
Series 42, 1.70%, 3/20/2044	JPY	79,650,000	982,628
Series 43, 1.70%, 6/20/2044	JPY	50,000,000	618,730
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	830,075
Series 38, 1.80%, 3/20/2043	JPY	120,000,000	1,495,612
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	876,891
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	1,072,725
Series 39, 1.90%, 6/20/2043	JPY	66,450,000	844,780
See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 13, 2.00%, 12/20/2033	JPY	70,000,000	$ 832,658
Series 33, 2.00%, 9/20/2040	JPY	126,200,000	1,591,123
Series 35, 2.00%, 9/20/2041	JPY	127,500,000	1,621,394
Series 36, 2.00%, 3/20/2042	JPY	125,000,000	1,598,339
Series 34, 2.20%, 3/20/2041	JPY	105,550,000	1,378,831
Series 21, 2.30%, 12/20/2035	JPY	50,000,000	628,276
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	233,643
Series 30, 2.30%, 3/20/2039	JPY	80,900,000	1,049,177
Series 32, 2.30%, 3/20/2040	JPY	117,550,000	1,541,897
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	516,039
Series 29, 2.40%, 9/20/2038	JPY	80,000,000	1,046,608
Series 16, 2.50%, 9/20/2034	JPY	70,000,000	888,131
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	384,924
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	516,228
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	389,399
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	629,421
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	97,250,000	900,334
Series 11, 0.80%, 3/20/2058	JPY	115,000,000	1,211,738
Series 10, 0.90%, 3/20/2057	JPY	96,750,000	1,049,271
Series 8, 1.40%, 3/20/2055	JPY	68,750,000	848,668
Series 7, 1.70%, 3/20/2054	JPY	65,000,000	855,950
Series 6, 1.90%, 3/20/2053	JPY	60,000,000	820,174
Series 5, 2.00%, 3/20/2052	JPY	60,000,000	830,527
Series 2, 2.20%, 3/20/2049	JPY	39,650,000	556,359
Series 3, 2.20%, 3/20/2050	JPY	39,650,000	560,882
Series 4, 2.20%, 3/20/2051	JPY	63,050,000	900,947
Series 1, 2.40%, 3/20/2048	JPY	30,000,000	432,926
			257,496,677
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	150,000	174,814
0.50%, 12/15/2020	EUR	100,000	114,857
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	123,214
1.38%, 5/16/2036	EUR	150,000	180,916
Series 7, 2.25%, 2/15/2047	EUR	200,000	271,034
Series REGS, 2.63%, 1/21/2021	EUR	150,000	178,259
Series EMTN, 2.88%, 4/30/2024	EUR	200,000	260,740
			1,303,834
See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	$ 206,029
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	183,440
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	71,824
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	130,328
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	252,391
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	132,141
			976,153
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	350,000	423,627
2.13%, 7/10/2023	EUR	290,000	367,173
2.25%, 3/21/2022	EUR	200,000	246,176
2.25%, 3/19/2028	EUR	80,000	109,870
			1,146,846
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	2,490,000	604,305
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	487,364
Series 0315, 3.66%, 10/15/2020	MYR	1,000,000	243,253
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	560,031
Series 0215, 3.80%, 9/30/2022	MYR	2,000,000	490,000
Series 0116, 3.80%, 8/17/2023	MYR	2,500,000	612,905
Series 0413, 3.84%, 4/15/2033	MYR	1,200,000	287,789
Series 0117, 3.88%, 3/10/2022	MYR	2,100,000	515,383
Series 0613, 3.89%, 7/31/2020	MYR	1,500,000	365,675
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	246,407
Series 0417, 3.90%, 11/16/2027	MYR	5,570,000	1,370,903
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	742,528
Series 0314, 4.05%, 9/30/2021	MYR	2,950,000	725,078
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	622,240
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	372,361
Series 0114, 4.18%, 7/15/2024	MYR	2,295,000	573,063
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	432,786
Series 0415, 4.25%, 5/31/2035	MYR	1,850,000	460,490
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	507,534
Series 0216, 4.74%, 3/15/2046	MYR	3,070,000	785,450
Series 0317, 4.76%, 4/7/2037	MYR	3,020,000	794,219
Series 0713, 4.94%, 9/30/2043	MYR	1,110,000	294,241
See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	$ 365,565
Series 0216, 3.74%, 8/26/2021	MYR	3,273,000	798,834
Series 0215, 3.80%, 8/27/2020	MYR	605,000	147,359
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	307,217
Series 0317, 3.95%, 4/14/2022	MYR	1,312,000	322,216
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	309,241
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	458,637
Series 0316, 4.07%, 9/30/2026	MYR	3,300,000	821,049
Series 0115, 4.19%, 7/15/2022	MYR	1,565,000	387,539
Series 0315, 4.25%, 9/30/2030	MYR	2,000,000	504,405
Series 0117, 4.26%, 7/26/2027	MYR	3,850,000	968,515
Series 0116, 4.39%, 7/7/2023	MYR	3,025,000	756,791
Series 0813, 4.44%, 5/22/2024	MYR	2,380,000	600,069
Series 0513, 4.58%, 8/30/2033	MYR	2,385,000	619,275
Series 0617, 4.72%, 6/15/2033	MYR	1,000,000	261,653
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	552,116
Series 0615, 4.79%, 10/31/2035	MYR	920,000	242,330
Series 0417, 4.90%, 5/8/2047	MYR	1,580,000	416,268
Series 0913, 4.94%, 12/6/2028	MYR	2,725,000	725,377
			21,658,461
MEXICO — 1.7%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	20,745,000	981,734
Series M, 6.50%, 6/10/2021	MXN	37,670,000	1,923,515
Series M, 6.50%, 6/9/2022	MXN	35,850,000	1,817,855
Series M, 7.25%, 12/9/2021	MXN	26,815,000	1,388,803
Series M 20, 7.50%, 6/3/2027	MXN	39,935,000	2,074,633
Series M, 7.75%, 5/29/2031	MXN	18,530,000	974,762
Series M, 7.75%, 11/23/2034	MXN	12,190,000	637,188
Series M, 7.75%, 11/13/2042	MXN	26,010,000	1,342,561
Series M, 8.00%, 12/7/2023	MXN	33,520,000	1,781,956
Series M, 8.00%, 9/5/2024	MXN	8,300,000	442,368
Series M, 8.00%, 11/7/2047	MXN	14,340,000	758,731
Series M 20, 8.50%, 5/31/2029	MXN	30,360,000	1,680,529
Series M 30, 8.50%, 11/18/2038	MXN	18,705,000	1,042,084
Series M 20, 10.00%, 12/5/2024	MXN	35,160,000	2,040,514
Series M 30, 10.00%, 11/20/2036	MXN	11,550,000	729,367
			19,616,600
See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
NETHERLANDS — 4.5%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	2,060,000	$ 2,387,593
0.25%, 7/15/2025 (a)	EUR	2,140,000	2,546,680
0.50%, 1/15/2040 (a)	EUR	770,000	920,140
1.75%, 7/15/2023 (a)	EUR	2,410,000	3,014,184
2.00%, 7/15/2024 (a)	EUR	2,145,000	2,763,017
2.25%, 7/15/2022 (a)	EUR	2,045,000	2,541,335
2.50%, 1/15/2033 (a)	EUR	1,820,000	2,775,322
2.75%, 1/15/2047 (a)	EUR	1,950,000	3,661,261
3.25%, 7/15/2021 (a)	EUR	2,405,000	2,962,116
3.50%, 7/15/2020 (a)	EUR	2,050,000	2,435,469
3.75%, 1/15/2023	EUR	1,465,000	1,934,377
3.75%, 1/15/2042 (a)	EUR	2,185,000	4,427,215
4.00%, 1/15/2037 (a)	EUR	2,170,000	4,141,884
5.50%, 1/15/2028	EUR	1,740,000	2,981,951
Netherlands Government Bond:
Zero Coupon, 1/15/2024 (a)	EUR	2,090,000	2,444,460
0.25%, 7/15/2029 (a)	EUR	970,000	1,149,971
0.50%, 7/15/2026 (a)	EUR	2,125,000	2,578,463
0.75%, 7/15/2027 (a)	EUR	1,780,000	2,203,902
0.75%, 7/15/2028 (a)	EUR	1,850,000	2,299,336
7.50%, 1/15/2023 (a)	EUR	315,000	464,331
			50,633,007
NEW ZEALAND — 0.5%
New Zealand Government Bond:
Series 0425, 2.75%, 4/15/2025	NZD	1,015,000	738,235
Series 0437, 2.75%, 4/15/2037	NZD	750,000	565,667
Series 0429, 3.00%, 4/20/2029	NZD	790,000	599,014
Series 0433, 3.50%, 4/14/2033	NZD	650,000	528,585
Series 0427, 4.50%, 4/15/2027	NZD	820,000	675,374
Series 0423, 5.50%, 4/15/2023	NZD	1,240,000	965,863
Series 0521, 6.00%, 5/15/2021	NZD	1,550,000	1,133,962
			5,206,700
NORWAY — 0.6%
Norway Government Bond:
Series 478, 1.50%, 2/19/2026 (a)	NOK	6,042,000	716,139
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,810,000	578,228
Series 479, 1.75%, 2/17/2027 (a)	NOK	5,255,000	632,655
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,000,000	361,261
See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 475, 2.00%, 5/24/2023 (a)	NOK	9,810,000	$ 1,183,480
Series 480, 2.00%, 4/26/2028 (a)	NOK	5,230,000	642,551
Series 476, 3.00%, 3/14/2024 (a)	NOK	6,570,000	830,851
Series 474, 3.75%, 5/25/2021 (a)	NOK	11,490,000	1,410,173
			6,355,338
POLAND — 1.4%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	1,330,000	351,317
Series 0521, Zero Coupon, 5/25/2021	PLN	800,000	208,301
Series 0721, 1.75%, 7/25/2021	PLN	4,020,000	1,080,566
Series 0421, 2.00%, 4/25/2021	PLN	4,240,000	1,145,273
Series 0422, 2.25%, 4/25/2022	PLN	3,925,000	1,068,221
Series 0123, 2.50%, 1/25/2023	PLN	4,590,000	1,258,151
Series 0424, 2.50%, 4/25/2024	PLN	4,295,000	1,178,512
Series 0726, 2.50%, 7/25/2026	PLN	5,105,000	1,392,160
Series 0727, 2.50%, 7/25/2027	PLN	4,275,000	1,161,032
Series 0428, 2.75%, 4/25/2028	PLN	4,220,000	1,166,124
Series 1029, 2.75%, 10/25/2029	PLN	1,000,000	274,941
Series 0725, 3.25%, 7/25/2025	PLN	3,990,000	1,137,555
Series 1023, 4.00%, 10/25/2023	PLN	3,680,000	1,070,922
Series 0447, 4.00%, 4/25/2047	PLN	440,000	143,427
Series 1020, 5.25%, 10/25/2020	PLN	2,590,000	728,731
Series 1021, 5.75%, 10/25/2021	PLN	2,620,000	768,113
Series 0922, 5.75%, 9/23/2022	PLN	3,084,000	929,305
Series 0429, 5.75%, 4/25/2029	PLN	1,185,000	410,587
			15,473,238
PORTUGAL — 2.0%
Portugal Obrigacoes do Tesouro OT:
1.95%, 6/15/2029 (a)	EUR	950,000	1,236,278
2.13%, 10/17/2028 (a)	EUR	1,570,000	2,072,732
2.20%, 10/17/2022 (a)	EUR	1,575,000	1,941,817
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	550,000	748,562
2.88%, 10/15/2025 (a)	EUR	1,735,000	2,327,688
2.88%, 7/21/2026 (a)	EUR	1,180,000	1,602,874
3.85%, 4/15/2021 (a)	EUR	1,645,000	2,017,201
3.88%, 2/15/2030 (a)	EUR	740,000	1,129,457
4.10%, 4/15/2037 (a)	EUR	1,205,000	2,055,072
4.10%, 2/15/2045 (a)	EUR	530,000	957,492
4.13%, 4/14/2027 (a)	EUR	1,230,000	1,821,793
4.95%, 10/25/2023 (a)	EUR	1,675,000	2,334,769
See accompanying notes to financial statements.
40

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
5.65%, 2/15/2024 (a)	EUR	1,700,000	$ 2,459,154
			22,704,889
RUSSIA — 1.1%
Russian Federal Bond - OFZ:
Series 6223, 6.50%, 2/28/2024	RUB	42,600,000	657,158
Series 6224, 6.90%, 5/23/2029	RUB	48,000,000	740,848
Series 5083, 7.00%, 12/15/2021	RUB	44,820,000	708,884
Series 6211, 7.00%, 1/25/2023	RUB	23,330,000	367,957
Series 6215, 7.00%, 8/16/2023	RUB	54,620,000	859,476
Series 6212, 7.05%, 1/19/2028	RUB	52,510,000	821,412
Series 6222, 7.10%, 10/16/2024	RUB	49,690,000	783,515
Series 6225, 7.25%, 5/10/2034	RUB	34,030,000	531,445
Series 6220, 7.40%, 12/7/2022	RUB	50,930,000	813,531
Series 6227, 7.40%, 7/17/2024	RUB	32,800,000	524,176
Series 6217, 7.50%, 8/18/2021	RUB	42,950,000	687,139
Series 6205, 7.60%, 4/14/2021	RUB	22,010,000	351,825
Series 6209, 7.60%, 7/20/2022	RUB	38,060,000	611,464
Series 6221, 7.70%, 3/23/2033	RUB	55,580,000	904,092
Series 6219, 7.75%, 9/16/2026	RUB	48,080,000	782,101
Series 6226, 7.95%, 10/7/2026	RUB	15,000,000	246,614
Series 6207, 8.15%, 2/3/2027	RUB	51,365,000	856,735
Series 6218, 8.50%, 9/17/2031	RUB	40,040,000	693,335
			11,941,707
SINGAPORE — 1.1%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	455,000	333,339
1.75%, 4/1/2022	SGD	615,000	455,561
1.75%, 2/1/2023	SGD	670,000	496,403
2.00%, 7/1/2020	SGD	740,000	548,637
2.13%, 6/1/2026	SGD	645,000	483,649
2.25%, 6/1/2021	SGD	1,320,000	987,344
2.25%, 8/1/2036	SGD	525,000	380,990
2.38%, 6/1/2025	SGD	540,000	410,703
2.63%, 5/1/2028	SGD	790,000	612,591
2.75%, 7/1/2023	SGD	1,385,000	1,063,613
2.75%, 4/1/2042	SGD	730,000	562,223
2.75%, 3/1/2046	SGD	1,030,000	785,379
2.88%, 7/1/2029	SGD	340,000	269,723
2.88%, 9/1/2030	SGD	550,000	435,585
3.00%, 9/1/2024	SGD	900,000	703,596
See accompanying notes to financial statements.
41

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
3.13%, 9/1/2022	SGD	900,000	$ 694,948
3.25%, 9/1/2020	SGD	1,220,000	918,397
3.38%, 9/1/2033	SGD	800,000	668,920
3.50%, 3/1/2027	SGD	1,180,000	969,851
			11,781,452
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	260,000	300,500
Series 231, 0.63%, 5/22/2026	EUR	220,000	263,654
Series 234, 1.00%, 6/12/2028	EUR	120,000	146,909
Series 228, 1.38%, 1/21/2027	EUR	450,000	566,113
Series 229, 1.63%, 1/21/2031	EUR	410,000	533,562
Series 232, 1.88%, 3/9/2037	EUR	465,000	628,535
Series 233, 2.00%, 10/17/2047	EUR	428,000	604,452
Series 235, 2.25%, 6/12/2068	EUR	70,000	101,980
Series 225, 3.00%, 2/28/2023	EUR	395,000	505,882
Series 223, 3.38%, 11/15/2024	EUR	445,000	605,833
Series 227, 3.63%, 1/16/2029	EUR	430,000	648,898
Series 216, 4.35%, 10/14/2025	EUR	480,000	716,034
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	135,000	165,609
			5,787,961
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	435,000	536,174
Series RS81, 1.19%, 3/14/2029	EUR	200,000	249,597
Series RS79, 1.25%, 3/22/2027	EUR	300,000	376,284
Series RS74, 1.50%, 3/25/2035	EUR	275,000	349,602
Series RS78, 1.75%, 11/3/2040	EUR	420,000	553,956
Series RS75, 2.13%, 7/28/2025	EUR	280,000	363,976
Series RS73, 2.25%, 3/25/2022	EUR	155,000	189,588
Series RS77, 2.25%, 3/3/2032	EUR	290,000	404,674
Series RS71, 3.00%, 4/8/2021	EUR	150,000	181,247
Series RS76, 3.13%, 8/7/2045	EUR	195,000	321,397
Series RS69, 4.38%, 1/18/2021	EUR	170,000	207,883
Series RS66, 4.63%, 9/9/2024	EUR	210,000	300,628
Series RS70, 5.13%, 3/30/2026	EUR	235,000	363,797
			4,398,803
SOUTH KOREA — 4.5%
Korea Treasury Bond:
See accompanying notes to financial statements.
42

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 2109, 1.38%, 9/10/2021	KRW	1,344,740,000	$ 1,160,993
Series 2612, 1.50%, 12/10/2026	KRW	2,039,150,000	1,752,733
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	581,365
Series 2012, 1.75%, 12/10/2020	KRW	300,000,000	260,678
Series 2606, 1.88%, 6/10/2026	KRW	2,300,000,000	2,027,800
Series 2009, 2.00%, 9/10/2020	KRW	3,444,000,000	2,999,088
Series 2103, 2.00%, 3/10/2021	KRW	7,410,000,000	6,470,427
Series 2209, 2.00%, 9/10/2022	KRW	768,690,000	675,807
Series 4603, 2.00%, 3/10/2046	KRW	3,025,000,000	2,815,949
Series 2706, 2.13%, 6/10/2027	KRW	3,407,370,000	3,061,621
Series 4703, 2.13%, 3/10/2047	KRW	3,968,330,000	3,795,869
Series 2506, 2.25%, 6/10/2025	KRW	1,849,940,000	1,662,696
Series 2512, 2.25%, 12/10/2025	KRW	1,566,000,000	1,410,992
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	474,296
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	926,944
Series 4412, 2.75%, 12/10/2044	KRW	2,648,000,000	2,815,585
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,524,499
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,554,025
Series 2309, 3.38%, 9/10/2023	KRW	2,109,090,000	1,961,673
Series 2403, 3.50%, 3/10/2024	KRW	655,830,000	618,608
Series 2206, 3.75%, 6/10/2022	KRW	1,827,000,000	1,684,847
Series 3312, 3.75%, 12/10/2033	KRW	2,386,250,000	2,626,034
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,779,434
Series 2106, 4.25%, 6/10/2021	KRW	2,410,320,000	2,196,162
Series 3012, 4.75%, 12/10/2030	KRW	885,050,000	1,015,884
Series 2006, 5.00%, 6/10/2020	KRW	4,000	4
Series 2803, 5.50%, 3/10/2028	KRW	2,737,000,000	3,111,756
			50,965,769
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	1,025,000	1,175,724
1.15%, 7/30/2020	EUR	865,000	1,002,068
1.40%, 4/30/2028 (a)	EUR	1,000,000	1,250,503
1.40%, 7/30/2028 (a)	EUR	1,115,000	1,392,084
1.60%, 4/30/2025 (a)	EUR	1,001,000	1,250,044
1.85%, 7/30/2035 (a)	EUR	300,000	390,812
1.95%, 4/30/2026 (a)	EUR	1,000,000	1,284,453
1.95%, 7/30/2030 (a)	EUR	1,000,000	1,314,027
2.15%, 10/31/2025 (a)	EUR	800,000	1,034,169
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	440,000	658,760
2.75%, 10/31/2024 (a)	EUR	1,085,000	1,425,268
See accompanying notes to financial statements.
43

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
3.80%, 4/30/2024 (a)	EUR	940,000	$ 1,276,922
4.20%, 1/31/2037 (a)	EUR	965,000	1,687,140
4.40%, 10/31/2023 (a)	EUR	1,008,000	1,378,985
4.65%, 7/30/2025 (a)	EUR	470,000	687,773
4.70%, 7/30/2041 (a)	EUR	940,000	1,822,456
4.80%, 1/31/2024 (a)	EUR	899,000	1,260,087
4.85%, 10/31/2020 (a)	EUR	930,000	1,133,767
4.90%, 7/30/2040 (a)	EUR	885,000	1,738,154
5.15%, 10/31/2028 (a)	EUR	875,000	1,436,846
5.15%, 10/31/2044 (a)	EUR	615,000	1,296,960
5.40%, 1/31/2023 (a)	EUR	1,030,000	1,413,305
5.50%, 4/30/2021 (a)	EUR	1,140,000	1,439,285
5.75%, 7/30/2032	EUR	980,000	1,838,599
5.85%, 1/31/2022 (a)	EUR	1,080,000	1,429,053
5.90%, 7/30/2026 (a)	EUR	1,170,000	1,877,307
6.00%, 1/31/2029	EUR	1,235,000	2,157,558
Spain Government Bond:
0.05%, 10/31/2021	EUR	505,000	581,133
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	500,000	581,206
0.35%, 7/30/2023	EUR	870,000	1,014,794
0.40%, 4/30/2022	EUR	1,020,000	1,187,733
0.45%, 10/31/2022	EUR	975,000	1,139,379
0.75%, 7/30/2021	EUR	988,000	1,152,588
1.30%, 10/31/2026 (a)	EUR	1,130,000	1,395,892
1.45%, 10/31/2027 (a)	EUR	1,253,000	1,569,763
1.45%, 4/30/2029 (a)	EUR	950,000	1,191,600
1.50%, 4/30/2027 (a)	EUR	870,000	1,091,417
2.35%, 7/30/2033 (a)	EUR	870,000	1,203,020
2.90%, 10/31/2046 (a)	EUR	850,000	1,315,179
3.45%, 7/30/2066 (a)	EUR	480,000	852,226
			50,328,039
SWEDEN — 0.8%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	5,910,000	685,482
Series 1061, 0.75%, 11/12/2029 (a)	SEK	5,245,000	607,566
Series 1059, 1.00%, 11/12/2026	SEK	7,940,000	934,168
Series 1057, 1.50%, 11/13/2023 (a)	SEK	11,140,000	1,307,718
Series 1056, 2.25%, 6/1/2032	SEK	2,900,000	393,236
Series 1058, 2.50%, 5/12/2025	SEK	9,890,000	1,248,187
Series 1054, 3.50%, 6/1/2022	SEK	14,175,000	1,712,941
Series 1053, 3.50%, 3/30/2039	SEK	6,485,000	1,089,803
See accompanying notes to financial statements.
44

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 1047, 5.00%, 12/1/2020	SEK	12,885,000	$ 1,499,894
			9,478,995
SWITZERLAND — 1.0%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	350,000	378,682
0.50%, 5/27/2030	CHF	310,000	352,383
0.50%, 6/27/2032	CHF	130,000	148,050
0.50%, 6/28/2045	CHF	70,000	81,288
0.50%, 5/24/2055	CHF	170,000	203,906
0.50%, 5/30/2058	CHF	305,000	367,333
1.25%, 6/11/2024	CHF	435,000	493,714
1.25%, 5/28/2026	CHF	300,000	350,800
1.25%, 6/27/2037	CHF	565,000	724,330
1.50%, 7/24/2025	CHF	360,000	421,071
1.50%, 4/30/2042	CHF	500,000	693,159
2.00%, 4/28/2021	CHF	580,000	626,222
2.00%, 5/25/2022	CHF	450,000	500,631
2.00%, 6/25/2064	CHF	360,000	680,972
2.25%, 7/6/2020	CHF	575,000	608,450
2.25%, 6/22/2031	CHF	270,000	366,895
2.50%, 3/8/2036	CHF	545,000	811,541
3.25%, 6/27/2027	CHF	380,000	515,185
3.50%, 4/8/2033	CHF	490,000	769,659
4.00%, 2/11/2023	CHF	615,000	743,803
4.00%, 4/8/2028	CHF	765,000	1,113,702
4.00%, 1/6/2049	CHF	350,000	781,200
			11,732,976
THAILAND — 1.9%
Thailand Government Bond:
1.88%, 6/17/2022	THB	26,800,000	876,101
2.00%, 12/17/2022	THB	33,665,000	1,104,466
2.13%, 12/17/2026	THB	76,700,000	2,521,379
2.40%, 12/17/2023	THB	8,000,000	266,889
2.88%, 6/17/2046	THB	20,950,000	683,038
3.40%, 6/17/2036	THB	17,710,000	656,884
3.58%, 12/17/2027	THB	16,000,000	582,471
3.63%, 6/16/2023	THB	37,640,000	1,311,204
3.65%, 12/17/2021	THB	46,760,000	1,592,585
3.78%, 6/25/2032	THB	10,000,000	377,249
3.85%, 12/12/2025	THB	40,200,000	1,456,846
See accompanying notes to financial statements.
45

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
4.00%, 6/17/2066	THB	31,930,000	$ 1,212,987
4.26%, 12/12/2037	THB	90,900,000	3,674,010
4.68%, 6/29/2044	THB	21,340,000	913,243
4.75%, 12/20/2024	THB	5,000,000	186,750
4.85%, 6/17/2061	THB	31,010,000	1,398,750
4.88%, 6/22/2029	THB	49,455,000	2,008,156
Series 06-5, 5.85%, 3/31/2021	THB	14,150,000	493,076
			21,316,084
UNITED KINGDOM — 5.4%
United Kingdom Treasury Bond:
0.50%, 7/22/2022	GBP	1,005,000	1,276,257
0.75%, 7/22/2023	GBP	980,000	1,254,133
1.00%, 4/22/2024	GBP	740,000	958,110
1.25%, 7/22/2027	GBP	820,000	1,083,825
1.50%, 1/22/2021	GBP	1,085,000	1,399,657
1.50%, 7/22/2026	GBP	950,000	1,276,500
1.50%, 7/22/2047	GBP	1,225,000	1,567,757
1.63%, 10/22/2028	GBP	1,215,000	1,655,217
1.63%, 10/22/2071	GBP	390,000	545,269
1.75%, 9/7/2022	GBP	1,005,000	1,326,389
1.75%, 9/7/2037	GBP	790,000	1,070,082
1.75%, 1/22/2049	GBP	155,000	210,170
1.75%, 7/22/2057	GBP	595,000	834,089
2.00%, 7/22/2020	GBP	1,110,000	1,432,051
2.00%, 9/7/2025	GBP	975,000	1,342,759
2.25%, 9/7/2023	GBP	1,020,000	1,386,299
2.50%, 7/22/2065	GBP	695,000	1,220,169
2.75%, 9/7/2024	GBP	1,230,000	1,733,947
3.25%, 1/22/2044	GBP	1,000,000	1,738,961
3.50%, 1/22/2045	GBP	915,000	1,666,252
3.50%, 7/22/2068	GBP	760,000	1,692,565
3.75%, 9/7/2020	GBP	820,000	1,081,257
3.75%, 9/7/2021	GBP	1,050,000	1,428,064
3.75%, 7/22/2052	GBP	835,000	1,708,840
4.00%, 3/7/2022	GBP	1,330,000	1,847,410
4.00%, 1/22/2060	GBP	810,000	1,862,225
4.25%, 12/7/2027	GBP	1,060,000	1,737,198
4.25%, 6/7/2032	GBP	1,200,000	2,111,944
4.25%, 3/7/2036	GBP	1,015,000	1,872,086
4.25%, 9/7/2039	GBP	799,000	1,532,030
4.25%, 12/7/2040	GBP	899,000	1,746,392
See accompanying notes to financial statements.
46

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
4.25%, 12/7/2046	GBP	800,000	$ 1,654,123
4.25%, 12/7/2049	GBP	720,000	1,542,757
4.25%, 12/7/2055	GBP	915,000	2,101,343
4.50%, 9/7/2034	GBP	1,110,000	2,060,271
4.50%, 12/7/2042	GBP	950,000	1,946,232
4.75%, 12/7/2030	GBP	1,160,000	2,085,588
4.75%, 12/7/2038	GBP	850,000	1,713,596
5.00%, 3/7/2025	GBP	1,205,000	1,905,570
6.00%, 12/7/2028	GBP	645,000	1,208,271
8.00%, 6/7/2021	GBP	865,000	1,135,212
			60,950,867
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,115,255,791)			1,113,146,514
	Shares
SHORT-TERM INVESTMENT — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $13,707,518)	13,707,518	13,707,518
TOTAL INVESTMENTS — 100.4% (Cost $1,128,963,309)		1,126,854,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,988,209)
NET ASSETS — 100.0%		$ 1,122,865,823
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note

See accompanying notes to financial statements.
47

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
CLP—	Chilean Peso
CNY—	China Yuan Renminbi
CZK—	Czech Koruna
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
HKD—	Hong Kong Dollar
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
THB—	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$1,113,146,514	$—	$1,113,146,514
Short-Term Investment	13,707,518	—	—	13,707,518
TOTAL INVESTMENTS	$13,707,518	$1,113,146,514	$—	$1,126,854,032
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	216,818	$216,818	$108,774,010	$95,283,310	$—	$—	13,707,518	$13,707,518	$20,721
See accompanying notes to financial statements.
48

SPDR BLOOMBERG BARCLAYS TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$ 30,277,177	$ 29,385,372
0.75%, 2/15/2042	28,155,146	28,291,285
0.75%, 2/15/2045	29,560,917	29,277,008
0.88%, 2/15/2047	23,450,896	23,919,823
1.00%, 2/15/2046	26,031,060	27,310,334
1.00%, 2/15/2048	21,432,966	22,569,364
1.00%, 2/15/2049	10,172,281	10,768,337
1.38%, 2/15/2044	29,900,910	33,968,535
1.75%, 1/15/2028	22,588,760	25,340,713
2.00%, 1/15/2026	30,497,881	33,952,937
2.13%, 2/15/2040	21,250,855	27,226,194
2.13%, 2/15/2041	33,150,879	42,752,889
2.38%, 1/15/2025	44,959,374	50,260,395
2.38%, 1/15/2027	24,741,888	28,588,931
2.50%, 1/15/2029	19,950,705	24,011,640
3.38%, 4/15/2032	8,505,982	11,666,819
3.63%, 4/15/2028	31,407,332	40,344,112
3.88%, 4/15/2029	35,903,150	48,098,963
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2021	53,098,639	52,616,111
0.13%, 1/15/2022	55,203,549	54,872,953
0.13%, 4/15/2022	51,364,113	50,970,889
0.13%, 7/15/2022	53,965,851	53,816,677
0.13%, 1/15/2023	53,759,938	53,467,945
0.13%, 7/15/2024	52,270,194	52,199,287
0.13%, 7/15/2026	46,516,826	46,221,435
0.25%, 1/15/2025	52,391,058	52,472,244
0.38%, 7/15/2023	53,322,963	53,774,633
0.38%, 7/15/2025	52,326,949	52,918,596
0.38%, 1/15/2027	48,210,772	48,550,096
0.38%, 7/15/2027	41,500,805	41,897,350
0.50%, 4/15/2024	31,806,796	32,214,107
0.50%, 1/15/2028	47,633,575	48,432,000
0.63%, 7/15/2021	48,134,729	48,456,371
0.63%, 4/15/2023	57,303,640	57,989,267
0.63%, 1/15/2024	53,182,651	54,128,339
0.63%, 1/15/2026	54,044,972	55,364,996
0.75%, 7/15/2028	44,216,273	46,089,701
0.88%, 1/15/2029	39,746,647	41,856,560
See accompanying notes to financial statements.
49

SPDR BLOOMBERG BARCLAYS TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
1.13%, 1/15/2021	$ 50,456,076	$ 50,859,995
1.25%, 7/15/2020	44,750,577	45,051,421
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,597,264,915)		1,631,954,624
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $581,317)	581,317	581,317
TOTAL INVESTMENTS — 99.1% (Cost $1,597,846,232)		1,632,535,941
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		14,291,024
NET ASSETS — 100.0%		$ 1,646,826,965
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,631,954,624	$—	$1,631,954,624
Short-Term Investment	581,317	—	—	581,317
TOTAL INVESTMENTS	$581,317	$1,631,954,624	$—	$1,632,535,941
See accompanying notes to financial statements.
50

SPDR BLOOMBERG BARCLAYS TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	511,934	$511,934	$103,545,422	$103,476,039	$—	$—	581,317	$581,317	$32,491
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	54,164,180	54,164,180	—	—	—	—	2,427
State Street Navigator Securities Lending Portfolio III	—	—	39,857,064	39,857,064	—	—	—	—	4,568
Total		$511,934	$197,566,666	$197,497,283	$—	$—		$581,317	$39,486
See accompanying notes to financial statements.
51

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.7%
AUSTRALIA — 4.3%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	2,390,850	$ 1,790,720
Series 50CI, 1.00%, 2/21/2050	AUD	2,234,100	1,821,418
Series 22CI, 1.25%, 2/21/2022	AUD	4,598,956	3,355,313
Series 40CI, 1.25%, 8/21/2040	AUD	1,821,040	1,526,794
Series 35CI, 2.00%, 8/21/2035	AUD	2,846,565	2,591,227
Series 30CI, 2.50%, 9/20/2030	AUD	4,251,885	3,827,278
Series 25CI, 3.00%, 9/20/2025	AUD	4,191,806	3,517,189
Series 20CI, 4.00%, 8/20/2020	AUD	2,734,190	2,006,292
			20,436,231
BRAZIL — 8.3%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 8/15/2020	BRL	9,927,827	2,688,737
Series NTNB, 6.00%, 5/15/2021	BRL	11,946,116	3,313,854
Series NTNB, 6.00%, 8/15/2022	BRL	16,159,544	4,611,748
Series NTNB, 6.00%, 5/15/2023	BRL	11,042,086	3,194,696
Series NTNB, 6.00%, 8/15/2024	BRL	12,753,286	3,769,803
Series NTNB, 6.00%, 8/15/2026	BRL	5,488,756	1,674,609
Series NTNB, 6.00%, 8/15/2028	BRL	638,189	198,982
Series NTNB, 6.00%, 8/15/2030	BRL	5,456,469	1,744,523
Series NTNB, 6.00%, 5/15/2035	BRL	3,712,980	1,239,835
Series NTNB, 6.00%, 8/15/2040	BRL	7,910,202	2,749,256
Series NTNB, 6.00%, 5/15/2045	BRL	15,788,245	5,567,663
Series NTNB, 6.00%, 8/15/2050	BRL	17,919,174	6,499,456
Series NTNB, 6.00%, 5/15/2055	BRL	5,940,771	2,199,240
			39,452,402
CANADA — 4.6%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	1,569,405	1,267,030
Series CPI, 1.25%, 12/1/2047	CAD	3,033,058	2,902,590
Series CPI, 1.50%, 12/1/2044	CAD	3,193,654	3,122,682
Series CPI, 2.00%, 12/1/2041	CAD	2,848,752	2,951,409
Series CPI, 3.00%, 12/1/2036	CAD	2,746,224	3,065,284
Series CPI, 4.00%, 12/1/2031	CAD	2,849,579	3,197,373
Series CPI, 4.25%, 12/1/2021	CAD	2,888,936	2,425,468
Series CPI, 4.25%, 12/1/2026	CAD	2,872,078	2,876,232
			21,808,068
See accompanying notes to financial statements.
52

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
CHILE — 4.6%
Bonos de la Tesoreria de la Republica:
1.30%, 3/1/2023	CLP	697,582,500	$ 1,065,692
1.50%, 3/1/2021	CLP	1,730,004,600	2,573,775
1.50%, 3/1/2026	CLP	2,567,103,600	4,016,043
1.90%, 9/1/2030	CLP	641,775,900	1,058,386
2.00%, 3/1/2035	CLP	1,560,865,730	2,664,315
2.10%, 7/15/2050	CLP	193,731,790	356,825
Series 30YR, 3.00%, 1/1/2040	CLP	390,646,200	785,817
Series 30YR, 3.00%, 1/1/2042	CLP	362,742,900	744,056
Series 30YR, 3.00%, 1/1/2044	CLP	2,357,828,850	4,933,501
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 2/1/2021	CLP	558,066,000	849,349
Series 10YR, 3.00%, 3/1/2022	CLP	306,936,300	476,090
Series 10YR, 3.00%, 3/1/2023	CLP	390,646,200	615,450
Series 20YR, 3.00%, 5/1/2028	CLP	111,613,200	197,383
Series 20YR, 3.00%, 2/1/2031	CLP	390,646,200	715,325
Series 30YR, 3.00%, 2/1/2041	CLP	306,936,300	624,205
			21,676,212
COLOMBIA — 4.1%
Colombian TES:
Series UVR, 3.00%, 3/25/2033	COP	5,886,102,200	1,757,648
Series UVR, 3.30%, 3/17/2027	COP	7,999,747,990	2,607,439
Series UVR, 3.50%, 3/10/2021	COP	12,146,774,540	3,904,696
Series UVR, 3.50%, 5/7/2025	COP	6,742,262,520	2,233,007
Series UVR, 3.75%, 6/16/2049	COP	1,872,850,700	588,786
Series UVR, 4.75%, 2/23/2023	COP	13,992,870,230	4,769,856
Series UVR, 4.75%, 4/4/2035	COP	10,153,526,295	3,657,128
			19,518,560
FRANCE — 8.7%
French Republic Government Bond OAT:
Series OATE, 0.10%, 3/1/2021	EUR	1,177,391	1,368,837
Series OATI, 0.10%, 7/25/2021	EUR	1,089,660	1,277,016
Series OATI, 0.10%, 3/1/2025	EUR	2,025,315	2,462,114
Series OATI, 0.10%, 3/1/2028	EUR	1,928,969	2,394,414
Series OATE, 0.10%, 3/1/2029	EUR	604,176	757,803
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,440,642	1,838,624
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,514,076	1,968,553
Series OATE, 0.25%, 7/25/2024	EUR	2,789,850	3,430,296
Series OATE, 0.70%, 7/25/2030 (a)	EUR	2,124,509	2,854,640
See accompanying notes to financial statements.
53

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series OATE, 1.10%, 7/25/2022	EUR	3,461,475	$ 4,250,189
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,737,405	2,998,899
Series OATE, 1.85%, 7/25/2027	EUR	2,482,892	3,535,812
Series OATI, 2.10%, 7/25/2023	EUR	3,419,010	4,440,617
Series OATE, 2.25%, 7/25/2020	EUR	3,153,369	3,722,490
Series OATE, 3.15%, 7/25/2032	EUR	1,545,756	2,717,563
Series OATI, 3.40%, 7/25/2029	EUR	948,438	1,577,135
			41,595,002
GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	4,100,316	4,917,762
Series I/L, 0.10%, 4/15/2026	EUR	5,893,930	7,372,942
Series I/L, 0.10%, 4/15/2046	EUR	2,634,479	3,910,120
Series I/L, 0.50%, 4/15/2030	EUR	4,096,534	5,567,232
Series I/L, 1.75%, 4/15/2020	EUR	1	1
			21,768,057
ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
Series 1020, 0.10%, 10/30/2020	ILS	6,277,510	1,781,533
0.75%, 10/31/2025	ILS	5,609,730	1,686,588
Series 0527, 0.75%, 5/31/2027	ILS	5,849,020	1,762,685
1.00%, 5/31/2045	ILS	6,246,788	1,604,197
1.75%, 9/29/2023	ILS	6,084,896	1,882,374
Series 0922, 2.75%, 9/30/2022	ILS	6,418,368	2,009,880
Series 0841, 2.75%, 8/30/2041	ILS	7,500,504	2,799,379
Series 0536, 4.00%, 5/30/2036	ILS	7,667,035	3,285,302
Israel Government Bond - Galil:
Series 5903, 4.00%, 7/30/2021	ILS	8,778,214	2,712,815
Series 5904, 4.00%, 7/31/2024	ILS	5,643,967	1,953,154
			21,477,907
ITALY — 5.1%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2022 (a)	EUR	1,592,567	1,797,277
Series CPI, 0.10%, 5/15/2023	EUR	618,072	688,463
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,090,180	2,300,212
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,194,143	2,502,878
Series CPI, 2.10%, 9/15/2021 (a)	EUR	3,264,480	3,893,824
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,787,397	2,193,303
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,532,667	3,238,729
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,341,318	1,703,415
See accompanying notes to financial statements.
54

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,866,704	$ 3,538,027
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,969,399	2,560,333
			24,416,461
JAPAN — 4.5%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	116,550,000	1,107,993
Series 18, 0.10%, 3/10/2024	JPY	116,085,900	1,106,189
Series 19, 0.10%, 9/10/2024	JPY	244,615,000	2,338,714
Series 20, 0.10%, 3/10/2025	JPY	492,228,000	4,716,279
Series 21, 0.10%, 3/10/2026	JPY	415,576,720	4,004,294
Series 22, 0.10%, 3/10/2027	JPY	435,130,080	4,212,450
Series 23, 0.10%, 3/10/2028	JPY	376,703,890	3,656,727
Series 24, 0.10%, 3/10/2029	JPY	30,088,800	292,057
			21,434,703
MEXICO — 4.6%
Mexican Udibonos:
Series S, 2.00%, 6/9/2022	MXN	59,959,218	2,998,796
Series S, 2.50%, 12/10/2020	MXN	59,614,984	3,064,090
Series S, 4.00%, 11/30/2028	MXN	42,872,718	2,330,415
Series S, 4.00%, 11/15/2040	MXN	73,853,740	4,102,432
Series S, 4.00%, 11/8/2046	MXN	65,404,366	3,670,194
Series S, 4.50%, 12/4/2025	MXN	66,593,536	3,679,592
Series S, 4.50%, 11/22/2035	MXN	37,177,219	2,183,960
			22,029,479
NEW ZEALAND — 1.8%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	3,247,500	2,384,205
Series 0935, 2.50%, 9/20/2035	NZD	2,741,358	2,326,623
Series 0940, 2.50%, 9/20/2040	NZD	1,932,325	1,695,486
Series 0930, 3.00%, 9/20/2030	NZD	2,339,140	1,978,899
			8,385,213
SOUTH AFRICA — 4.6%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	11,089,719	701,555
Series 2033, 1.88%, 2/28/2033	ZAR	19,924,577	1,187,197
Series 2025, 2.00%, 1/31/2025	ZAR	43,700,121	2,944,761
Series 2038, 2.25%, 1/31/2038	ZAR	24,730,523	1,482,052
Series 2046, 2.50%, 3/31/2046	ZAR	35,300,046	2,093,849
Series 2050, 2.50%, 12/31/2050	ZAR	45,844,899	2,682,579
See accompanying notes to financial statements.
55

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series R210, 2.60%, 3/31/2028	ZAR	29,458,500	$ 2,004,794
Series R212, 2.75%, 1/31/2022	ZAR	33,289,651	2,375,050
Series R202, 3.45%, 12/7/2033	ZAR	37,542,683	2,695,637
Series R197, 5.50%, 12/7/2023	ZAR	46,412,205	3,658,189
			21,825,663
SOUTH KOREA — 0.8%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,916,709,600	1,731,053
Series 2106, 1.50%, 6/10/2021	KRW	1,569,497,600	1,401,375
Series 2806, 1.75%, 6/10/2028	KRW	805,184,000	767,722
			3,900,150
SPAIN — 4.5%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,017,166	1,213,076
0.30%, 11/30/2021	EUR	2,202,819	2,592,112
0.55%, 11/30/2019 (a)	EUR	102	117
0.65%, 11/30/2027 (a)	EUR	3,753,900	4,756,256
0.70%, 11/30/2033 (a)	EUR	1,849,392	2,391,685
1.00%, 11/30/2030 (a)	EUR	3,578,337	4,767,441
1.80%, 11/30/2024 (a)	EUR	4,483,899	5,880,401
			21,601,088
SWEDEN — 3.1%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	8,038,107	1,008,937
Series 3113, 0.13%, 12/1/2027	SEK	5,223,850	670,451
Series 3111, 0.13%, 6/1/2032 (a)	SEK	9,190,566	1,258,861
Series 3108, 0.25%, 6/1/2022 (a)	SEK	19,959,474	2,330,345
Series 3109, 1.00%, 6/1/2025 (a)	SEK	18,567,391	2,402,733
Series 3104, 3.50%, 12/1/2028 (a)	SEK	24,902,580	4,202,795
Series 3102, 4.00%, 12/1/2020 (a)	SEK	24,462,978	2,880,586
			14,754,708
TURKEY — 3.9%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	7,022,411	1,080,762
Series CPI, 2.00%, 10/26/2022	TRY	9,993,720	1,615,746
Series CPI, 2.00%, 9/18/2024	TRY	9,722,848	1,513,811
Series CPI, 2.00%, 4/16/2025	TRY	9,255,888	1,421,141
Series CPI, 2.40%, 5/8/2024	TRY	8,838,147	1,414,294
Series CPI, 2.70%, 1/14/2026	TRY	11,381,890	1,802,064
See accompanying notes to financial statements.
56

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series CPI, 2.80%, 11/8/2023	TRY	4,308,796	$ 693,743
Series CPI, 2.90%, 7/7/2027	TRY	6,602,600	1,043,271
Series CPI, 2.90%, 1/12/2028	TRY	1,263,800	196,719
Series CPI, 3.00%, 1/6/2021	TRY	7,632,286	1,295,966
Series CPI, 3.00%, 7/21/2021	TRY	9,878,914	1,674,066
Series CPI, 3.00%, 2/23/2022	TRY	9,162,585	1,539,770
Series CPI, 3.00%, 8/2/2023	TRY	9,364,669	1,554,146
Series CPI, 3.30%, 6/28/2028	TRY	5,940,700	960,393
Series CPI, 4.00%, 4/1/2020	TRY	4,499,088	780,184
			18,586,076
UNITED KINGDOM — 22.1%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	2,980,557	4,306,787
Series 3MO, 0.13%, 3/22/2026	GBP	1,818,444	2,765,352
Series 3MO, 0.13%, 8/10/2028	GBP	1,155,549	1,861,718
Series 3MO, 0.13%, 3/22/2029	GBP	2,062,865	3,350,835
Series 3MO, 0.13%, 11/22/2036	GBP	1,551,296	2,933,506
Series 3MO, 0.13%, 8/10/2041	GBP	1,028,720	2,090,627
Series 3MO, 0.13%, 3/22/2044	GBP	2,109,428	4,418,133
Series 3MO, 0.13%, 3/22/2046	GBP	1,788,096	3,857,511
Series 3MO, 0.13%, 8/10/2048	GBP	906,875	2,039,724
Series 3MO, 0.13%, 11/22/2056	GBP	832,147	2,148,160
Series 3MO, 0.13%, 3/22/2058	GBP	1,739,469	4,566,563
Series 3MO, 0.13%, 11/22/2065	GBP	1,382,775	4,181,458
Series 3MO, 0.13%, 3/22/2068	GBP	1,615,279	5,152,529
Series 3MO, 0.25%, 3/22/2052	GBP	1,785,360	4,400,556
Series 3MO, 0.38%, 3/22/2062	GBP	1,472,064	4,433,479
Series 3MO, 0.50%, 3/22/2050	GBP	1,687,537	4,241,271
Series 3MO, 0.63%, 3/22/2040	GBP	2,295,216	4,942,421
Series 3MO, 0.63%, 11/22/2042	GBP	1,681,425	3,809,881
Series 3MO, 0.75%, 3/22/2034	GBP	2,437,721	4,719,878
Series 3MO, 0.75%, 11/22/2047	GBP	1,975,962	4,991,264
Series 3MO, 1.13%, 11/22/2037	GBP	2,022,823	4,486,128
Series 3MO, 1.25%, 11/22/2027	GBP	2,449,453	4,222,264
Series 3MO, 1.25%, 11/22/2032	GBP	1,791,058	3,563,989
Series 3MO, 1.25%, 11/22/2055	GBP	1,573,888	5,166,525
Series 3MO, 1.88%, 11/22/2022	GBP	2,521,530	3,737,057
Series 8MO, 2.00%, 1/26/2035	GBP	1,434,476	3,226,167
Series 8MO, 2.50%, 7/17/2024	GBP	1,238,431	1,998,339
See accompanying notes to financial statements.
57

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 8MO, 4.13%, 7/22/2030	GBP	1,537,809	$ 3,546,006
			105,158,128
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $448,148,029)			469,824,108
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $342,457)	342,457	342,457
TOTAL INVESTMENTS — 98.8% (Cost $448,490,486)		470,166,565
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		5,547,202
NET ASSETS — 100.0%		$ 475,713,767
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CLP—	Chilean Peso
COP—	Colombian Peso
EUR—	Euro
GBP—	British Pound
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
NZD—	New Zealand Dollar
SEK—	Swedish Krona
TRY—	Turkish New Lira
ZAR—	South African Rand
See accompanying notes to financial statements.
58

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$469,824,108	$—	$469,824,108
Short-Term Investment	342,457	—	—	342,457
TOTAL INVESTMENTS	$342,457	$469,824,108	$—	$470,166,565
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$31,061,697	$30,719,240	$—	$—	342,457	$342,457	$5,809
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value	$337,895,934	$9,285,145,757
Investments in affiliated issuers, at value	52,377	22,228,740
Total Investments	337,948,311	9,307,374,497
Cash	90	—
Receivable for investments sold	5,235,487	—
Dividends receivable — affiliated issuers	489	51,746
Interest receivable — unaffiliated issuers	1,024,007	—
Securities lending income receivable — affiliated issuers	1,093	—
TOTAL ASSETS	344,209,477	9,307,426,243
LIABILITIES
Payable for investments purchased	3,338,943	—
Advisory fee payable	41,439	1,033,664
Trustees’ fees and expenses payable	441	5,433
TOTAL LIABILITIES	3,380,823	1,039,097
NET ASSETS	$340,828,654	$9,306,387,146
NET ASSETS CONSIST OF:
Paid-in Capital	$337,285,720	$9,292,990,249
Total distributable earnings (loss)	3,542,934	13,396,897
NET ASSETS	$340,828,654	$9,306,387,146
NET ASSET VALUE PER SHARE
Net asset value per share	$ 19.59	$ 91.60
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,400,000	101,594,503
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$332,801,535	$9,283,497,983
Investments in affiliated issuers	52,377	22,228,740
Total cost of investments	$332,853,912	$9,305,726,723
See accompanying notes to financial statements.
60

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2019

	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR FTSE International Government Inflation-Protected Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$1,113,146,514	$1,631,954,624	$469,824,108
Investments in affiliated issuers, at value	13,707,518	581,317	342,457
Total Investments	1,126,854,032	1,632,535,941	470,166,565
Foreign currency, at value	2,318,947	—	606,615
Cash	—	55	459
Receivable for investments sold	18,892,084	20,535,876	4,071,445
Dividends receivable — affiliated issuers	4,193	3,177	618
Interest receivable — unaffiliated issuers	7,666,131	5,259,753	2,506,816
Securities lending income receivable — affiliated issuers	—	4,487	—
Receivable for foreign taxes recoverable	766,953	—	—
Other Receivable	—	—	1,527
TOTAL ASSETS	1,156,502,340	1,658,339,289	477,354,045
LIABILITIES
Due to custodian	12,558,554	—	—
Payable for investments purchased	20,727,268	11,301,038	1,431,246
Deferred foreign taxes payable	37,120	—	17,118
Advisory fee payable	310,601	209,048	190,867
Trustees’ fees and expenses payable	2,974	2,238	1,047
TOTAL LIABILITIES	33,636,517	11,512,324	1,640,278
NET ASSETS	$1,122,865,823	$1,646,826,965	$475,713,767
NET ASSETS CONSIST OF:
Paid-in Capital	$1,129,099,975	$1,630,075,350	$459,125,833
Total distributable earnings (loss)**	(6,234,152)	16,751,615	16,587,934
NET ASSETS	$1,122,865,823	$1,646,826,965	$475,713,767
NET ASSET VALUE PER SHARE
Net asset value per share	$ 28.87	$ 56.59	$ 55.31
Shares outstanding (unlimited amount authorized, $0.01 par value)	38,900,038	29,100,225	8,600,483
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,115,255,791	$1,597,264,915	$448,148,029
Investments in affiliated issuers	13,707,518	581,317	342,457
Total cost of investments	$1,128,963,309	$1,597,846,232	$448,490,486
Foreign currency, at cost	$ 2,313,310	$ —	$ 603,238
** Includes deferred foreign taxes	$ 37,120	$ —	$ 15,192
See accompanying notes to financial statements.
61

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 7,596,536	$148,104,551
Dividend income — affiliated issuers	6,694	363,469
Unaffiliated securities lending income	25	—
Affiliated securities lending income	1,326	—
TOTAL INVESTMENT INCOME (LOSS)	7,604,581	148,468,020
EXPENSES
Advisory fee	460,900	8,718,073
Trustees’ fees and expenses	4,802	93,135
Miscellaneous expenses	—	5
TOTAL EXPENSES	465,702	8,811,213
NET INVESTMENT INCOME (LOSS)	7,138,879	139,656,807
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,024,483)	(59,998)
In-kind redemptions — unaffiliated issuers	(199,243)	182,103
Net realized gain (loss)	(1,223,726)	122,105
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	8,425,507	1,429,229
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,201,781	1,551,334
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,340,660	$141,208,141
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2019

	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR FTSE International Government Inflation-Protected Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 20,016,220	$38,003,959	$ 19,135,697
Dividend income — affiliated issuers	20,721	32,491	5,809
Unaffiliated securities lending income	—	68	—
Affiliated securities lending income	—	6,995	—
Foreign taxes withheld	—	—	(41,000)
Other income	194,083	—	—
TOTAL INVESTMENT INCOME (LOSS)	20,231,024	38,043,513	19,100,506
EXPENSES
Advisory fee	4,248,960	2,255,414	2,327,301
Trustees’ fees and expenses	18,858	21,914	7,589
Miscellaneous expenses	9,867	—	6,201
TOTAL EXPENSES	4,277,685	2,277,328	2,341,091
NET INVESTMENT INCOME (LOSS)	15,953,339	35,766,185	16,759,415
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(16,085,553)	(4,477,788)	(27,529,409)
In-kind redemptions — unaffiliated issuers	1,463,557	7,224,366	1,242,944
Foreign currency transactions	(3,148,794)	—	(1,449,011)
Net realized gain (loss)	(17,770,790)	2,746,578	(27,735,476)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	51,337,097	44,962,137	28,735,658
Foreign currency translations	372,854	—	194,494
Net change in unrealized appreciation/depreciation	51,709,951	44,962,137	28,930,152
NET REALIZED AND UNREALIZED GAIN (LOSS)	33,939,161	47,708,715	1,194,676
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 49,892,500	$83,474,900	$ 17,954,091
* Includes foreign capital gain taxes	$ —	$ —	$ (2,810)
** Includes foreign deferred taxes	$ (35,285)	$ —	$ (1,898)
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2019

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,138,879	$ 4,885,087
Net realized gain (loss)	(1,223,726)	(515,229)
Net change in unrealized appreciation/depreciation	8,425,507	(2,191,499)
Net increase (decrease) in net assets resulting from operations	14,340,660	2,178,359
Net equalization credits and charges	(133,228)	(643,605)
Distributions to shareholders (Note 12)	(8,505,802)	(3,520,399)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	118,308,101	152,478,716
Cost of shares redeemed	(41,509,645)	(7,743,726)
Net income equalization	133,228	643,605
Net increase (decrease) in net assets from beneficial interest transactions	76,931,684	145,378,595
Net increase (decrease) in net assets during the period	82,633,314	143,392,950
Net assets at beginning of period	258,195,340	114,802,390
NET ASSETS AT END OF PERIOD	$340,828,654	$258,195,340
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,200,000	7,900,000
Shares redeemed	(2,200,000)	(400,000)
Net increase (decrease)	4,000,000	7,500,000
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2019

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 139,656,807	$ 29,305,366
Net realized gain (loss)	122,105	(27,170)
Net change in unrealized appreciation/depreciation	1,429,229	137,804
Net increase (decrease) in net assets resulting from operations	141,208,141	29,416,000
Distributions to shareholders (Note 12)	(132,393,536)	(25,592,302)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	11,309,012,929	4,911,881,769
Cost of shares redeemed	(5,375,993,172)	(3,202,258,576)
Net increase (decrease) in net assets from beneficial interest transactions	5,933,019,757	1,709,623,193
Contribution from Adviser (Note 3)	—	2,361
Net increase (decrease) in net assets during the period	5,941,834,362	1,713,449,252
Net assets at beginning of period	3,364,552,784	1,651,103,532
NET ASSETS AT END OF PERIOD	$ 9,306,387,146	$ 3,364,552,784
SHARES OF BENEFICIAL INTEREST:
Shares sold	123,600,000	53,700,000
Shares redeemed	(58,750,000)	(35,005,728)
Net increase (decrease)	64,850,000	18,694,272
(a) On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
65

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2019

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 15,953,339	$ 17,572,472
Net realized gain (loss)	(17,770,790)	7,036,684
Net change in unrealized appreciation/depreciation	51,709,951	(12,657,572)
Net increase (decrease) in net assets resulting from operations	49,892,500	11,951,584
Distributions to shareholders (Note 12)	(13,509,746)	(13,583,640)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	296,314,744	856,112,695
Cost of shares redeemed	(729,733,193)	(903,851,573)
Other Capital	270,459	584,123
Net increase (decrease) in net assets from beneficial interest transactions	(433,147,990)	(47,154,755)
Net increase (decrease) in net assets during the period	(396,765,236)	(48,786,811)
Net assets at beginning of period	1,519,631,059	1,568,417,870
NET ASSETS AT END OF PERIOD	$1,122,865,823	$1,519,631,059
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,700,000	29,500,000
Shares redeemed	(26,300,000)	(31,900,000)
Net increase (decrease)	(15,600,000)	(2,400,000)
See accompanying notes to financial statements.
66

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2019

	SPDR Bloomberg Barclays TIPS ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 35,766,185	$ 29,065,753
Net realized gain (loss)	2,746,578	(198,348)
Net change in unrealized appreciation/depreciation	44,962,137	(6,780,717)
Net increase (decrease) in net assets resulting from operations	83,474,900	22,086,688
Net equalization credits and charges	(3,353,894)	(2,154,935)
Distributions to shareholders (Note 12)	(40,418,451)	(35,026,367)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	650,422,709	434,846,554
Cost of shares redeemed	(290,347,663)	(99,555,279)
Net income equalization	3,353,894	2,154,935
Other Capital	169	—
Net increase (decrease) in net assets from beneficial interest transactions	363,429,109	337,446,210
Net increase (decrease) in net assets during the period	403,131,664	322,351,596
Net assets at beginning of period	1,243,695,301	921,343,705
NET ASSETS AT END OF PERIOD	$1,646,826,965	$1,243,695,301
SHARES OF BENEFICIAL INTEREST:
Shares sold	12,000,000	7,800,000
Shares redeemed	(5,300,000)	(1,800,000)
Net increase (decrease)	6,700,000	6,000,000
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2019

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,759,415	$ 16,642,050
Net realized gain (loss)	(27,735,476)	(2,203,778)
Net change in unrealized appreciation/depreciation	28,930,152	(19,208,816)
Net increase (decrease) in net assets resulting from operations	17,954,091	(4,770,544)
Distributions to shareholders (Note 12)	—	(15,553,008)
Return of capital	(16,623,886)	(2,126,392)
Total Distributions	(16,623,886)	(17,679,400)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	21,554,235	198,651,006
Cost of shares redeemed	(115,583,422)	(105,355,278)
Other Capital	254,750	1,061,317
Net increase (decrease) in net assets from beneficial interest transactions	(93,774,437)	94,357,045
Contribution from Affiliate (Note 3)	—	14,645
Net increase (decrease) in net assets during the period	(92,444,232)	71,921,746
Net assets at beginning of period	568,157,999	496,236,253
NET ASSETS AT END OF PERIOD	$ 475,713,767	$ 568,157,999
SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	3,400,000
Shares redeemed	(2,200,000)	(1,900,000)
Net increase (decrease)	(1,800,000)	1,500,000
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 19.27	$ 19.46	$ 19.89	$ 19.29	$ 19.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.53	0.38	0.19	(0.06)
Net realized and unrealized gain (loss) (b)	0.43	(0.21)	(0.47)	0.47	(0.11)
Total from investment operations	0.87	0.32	(0.09)	0.66	(0.17)
Net equalization credits and charges (a)	(0.01)	(0.07)	0.01	(0.05)	(0.25)
Distributions to shareholders from:
Net investment income	(0.54)	(0.44)	(0.35)	(0.01)	(0.22)
Net asset value, end of period	$ 19.59	$ 19.27	$ 19.46	$ 19.89	$ 19.29
Total return (c)	4.57%	1.31%	(0.41)%	3.16%	(2.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$340,829	$258,195	$114,802	$23,867	$19,293
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.32%	2.73%	1.94%	0.96%	(0.32)%
Portfolio turnover rate (d)	20%	21%	22%	23%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 91.57	$ 91.48	$ 91.42	$ 91.42	$ 91.52
Income (loss) from investment operations:
Net investment income (loss) (b)	1.97	1.15	0.28	0.00(c)	(0.10)
Net realized and unrealized gain (loss) (d)	(0.05)	(0.10)	(0.00)(c)	0.08	0.08
Total from investment operations	1.92	1.05	0.28	0.08	(0.02)
Net equalization credits and charges (b)	—	—	(0.00)(c)	(0.08)	(0.08)
Contribution from Adviser (Note 3)	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.89)	(0.96)	(0.22)	—	—
Net asset value, end of period	$ 91.60	$ 91.57	$ 91.48	$ 91.42	$ 91.42
Total return (e)	2.13%	1.16%	0.31%	0.01%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,306,387	$3,364,553	$1,651,104	$1,883,265	$1,403,188
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	2.15%	1.26%	0.30%	0.01%	(0.12)%
Portfolio turnover rate (f)	635%	625%	620%	685%	620%
(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
70

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 27.88	$ 27.56	$ 28.60	$ 26.08	$ 30.34
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	0.31	0.46	0.50	0.46
Net realized and unrealized gain (loss) (c)	0.92	0.24	(1.51)	2.01	(4.37)
Total from investment operations	1.31	0.55	(1.05)	2.51	(3.91)
Net equalization credits and charges (b)	—	—	—	—	(0.02)
Other capital (b)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.33)	(0.24)	—	—	(0.18)
Net realized gains	—	—	—	—	(0.16)
Total distributions	(0.33)	(0.24)	—	—	(0.34)
Net asset value, end of period	$ 28.87	$ 27.88	$ 27.56	$ 28.60	$ 26.08
Total return (d)	4.78%	2.02%	(3.61)%	9.67%	(13.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,122,866	$1,519,631	$1,568,418	$1,675,762	$1,449,792
Ratios to average net assets:
Total expenses	0.38%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.42%	1.09%	1.46%	1.86%	1.62%
Portfolio turnover rate (e)	18%	29%	25%	24%	19%
(a)	On September 29, 2016, the SPDR Bloomberg Barclays International Treasury Bond ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
71

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays TIPS ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 55.52	$ 56.18	$ 58.09	$ 55.87	$ 57.38
Income (loss) from investment operations:
Net investment income (loss) (a)	1.30	1.50	1.27	0.68	(0.07)
Net realized and unrealized gain (loss) (b)	1.39	(0.23)	(1.73)	1.80	(0.94)
Total from investment operations	2.69	1.27	(0.46)	2.48	(1.01)
Net equalization credits and charges (a)	(0.12)	(0.11)	(0.00)(c)	(0.02)	(0.04)
Other capital (a)	0.00(c)	—	(0.00)(c)	—	—
Distributions to shareholders from:
Net investment income	(1.50)	(1.82)	(1.45)	(0.24)	(0.46)
Net asset value, end of period	$ 56.59	$ 55.52	$ 56.18	$ 58.09	$ 55.87
Total return (d)	4.74%	2.10%	(0.82)%	4.42%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,646,827	$1,243,695	$921,344	$691,343	$653,662
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.17%
Net investment income (loss)	2.38%	2.69%	2.22%	1.21%	(0.12)%
Portfolio turnover rate (e)	14%	15%	18%	17%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
72

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 54.63	$ 55.75	$ 55.13	$ 54.61	$ 62.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.92	1.73	1.86	1.39	1.36
Net realized and unrealized gain (loss) (b)	0.57	(1.11)	(0.65)	(0.37)	(8.43)
Total from investment operations	2.49	0.62	1.21	1.02	(7.07)
Contribution from Affiliate (Note 3)	—	0.00(c)	—	—	—
Other capital (a)	0.03	0.11	0.07	0.08	0.10
Distributions to shareholders from:
Net investment income	—	(1.18)	—	(0.05)	(0.43)
Net realized gains	—	(0.47)	(0.66)	(0.53)	(0.27)
Return of Capital	(1.84)	(0.20)	—	—	—
Total distributions	(1.84)	(1.85)	(0.66)	(0.58)	(0.70)
Net asset value, end of period	$ 55.31	$ 54.63	$ 55.75	$ 55.13	$ 54.61
Total return (d)	4.78%	1.21%	2.39%	2.12%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$475,714	$568,158	$496,236	$617,443	$769,996
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.60%	3.02%	3.39%	2.63%	2.35%
Portfolio turnover rate (e)	37%	32%	42%	52%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
73

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays TIPS ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
76

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. Certain Funds such as SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF and SPDR FTSE International Government Inflation-Protected Bond ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
77

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays TIPS ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.1345
SPDR Bloomberg Barclays International Treasury Bond ETF	0.35 (1)
SPDR Bloomberg Barclays TIPS ETF	0.15
78

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Annual Rate
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50%
(1)	Effective September 4, 2018, the management fee of the Fund was reduced from 0.50% to 0.35% of the Fund’s average daily net assets.
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
On January 9, 2018, the Adviser agreed to make a contribution of $2,361 to the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF in connection with an overdraft.
On February 28, 2018, State Street Bank and Trust Company (“State Street”) agreed to make a contribution of $14,645 to the SPDR FTSE International Government Inflation-Protected Bond ETF in connection with a portfolio accounting matter.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 60,570,303	$ 87,530,709	$ —	$ —
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	41,450,874,735	41,602,856,011	—	—
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	203,372,519	271,779,596
SPDR Bloomberg Barclays TIPS ETF	211,223,025	250,434,324	—	—
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	172,177,052	252,629,719
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 118,215,957	$ 41,474,244	$ (199,243)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	11,303,257,312	5,374,152,793	182,103
SPDR Bloomberg Barclays International Treasury Bond ETF	257,241,449	608,722,182	1,463,557
SPDR Bloomberg Barclays TIPS ETF	654,121,268	291,230,558	7,224,366
SPDR FTSE International Government Inflation-Protected Bond ETF	13,613,747	30,449,861	1,242,944
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
81

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, net operating losses, wash sale loss deferrals, TIPS adjustments, forward contracts, and distributions in excess of current earnings.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 8,505,802	$—	$ —	$ 8,505,802
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	132,393,536	—	—	132,393,536
SPDR Bloomberg Barclays International Treasury Bond ETF	13,509,746	—	—	13,509,746
SPDR Bloomberg Barclays TIPS ETF	40,418,451	—	—	40,418,451
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	16,623,886	16,623,886
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 3,520,399	$ —	$ —	$ 3,520,399
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	25,592,302	—	—	25,592,302
SPDR Bloomberg Barclays International Treasury Bond ETF	13,583,640	—	—	13,583,640
SPDR Bloomberg Barclays TIPS ETF	35,026,367	—	—	35,026,367
SPDR FTSE International Government Inflation-Protected Bond ETF	11,405,631	4,147,377	2,126,392	17,679,400
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 273,659	$ (1,797,494)	$—	$ 5,066,769	$—	$ 3,542,934
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	11,932,645	(183,522)	—	1,647,774	—	13,396,897
SPDR Bloomberg Barclays International Treasury Bond ETF	—	(2,786,066)	—	(3,112,532)	—	(5,898,598)
SPDR Bloomberg Barclays TIPS ETF	—	(17,461,363)	—	34,212,978	—	16,751,615
SPDR FTSE International Government Inflation-Protected Bond ETF	—	(1,140,327)	—	17,728,261	—	16,587,934
83

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 353,046	$ 1,444,448
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	183,522	—
SPDR Bloomberg Barclays International Treasury Bond ETF	1,325,871	1,460,195
SPDR Bloomberg Barclays TIPS ETF	5,730,327	11,731,036
SPDR FTSE International Government Inflation-Protected Bond ETF	988,102	152,225
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 332,881,542	$ 5,227,184	$ 160,415	$ 5,066,769
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	9,305,726,723	1,647,774	—	1,647,774
SPDR Bloomberg Barclays International Treasury Bond ETF	1,129,970,205	34,442,723	37,596,016	(3,153,293)
SPDR Bloomberg Barclays TIPS ETF	1,598,322,963	35,361,121	1,148,143	34,212,978
SPDR FTSE International Government Inflation-Protected Bond ETF	452,440,217	31,301,416	13,590,260	17,711,156
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The Funds did not have any securities on loan at June 30, 2019.
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2019:
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2019.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
85

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Stock Splits
The Board authorized a 1-for-2 reverse stock split for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF effective after the close of trading on November 29, 2017, for the shareholders of record on November 27, 2017. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV of shares outstanding by a factor of two, resulting in no effect to the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.
12.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
86

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 3,520,399	$ —	$ 3,520,399	$ 1,631,078
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	25,592,302	—	25,592,302	4,669,374
SPDR Bloomberg Barclays International Treasury Bond ETF	13,583,640	—	13,583,640	(1,481,246)
SPDR Bloomberg Barclays TIPS ETF	35,026,367	—	35,026,367	(14,461)
SPDR FTSE International Government Inflation-Protected Bond ETF	11,405,631	4,147,377	15,553,008	(818,902)
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR FTSE International Government Inflation-Protected Bond ETF and the Board of Trustees of SPDR® Series Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays TIPS ETF and SPDR FTSE International Government Inflation-Protected Bond ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
90

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays International Treasury Bond ETF
Annualized Expense Ratio	0.15%	0.14%	0.35%
Actual:
Ending Account Value	$1,051.40	$1,011.40	$1,054.20
Expenses Paid During Period(a)	0.76	0.70	1.78
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10	1,023.10
Expenses Paid During Period(a)	0.75	0.70	1.76
	SPDR Bloomberg Barclays TIPS ETF	SPDR FTSE International Government Inflation- Protected Bond ETF
Annualized Expense Ratio	0.15%	0.50%
Actual:
Ending Account Value	$1,062.90	$1,070.70
Expenses Paid During Period(a)	0.77	2.57
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,022.30
Expenses Paid During Period(a)	0.75	2.51
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended June 30, 2019, the total amount of foreign taxes that will be passed through are:
Amount
SPDR FTSE International Government Inflation-Protected Bond ETF	$41,000
The amount of foreign source income earned on the following Funds during the year ended June 30, 2019 was as follows:
Amount
SPDR FTSE International Government Inflation-Protected Bond ETF	$17,501,528
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
95

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
96

  (continued)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

97

  (continued)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
98

  (continued)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
99

  (continued)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
100

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRINTLAR

Annual Report
June 30, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund's performance is negatively impacted by these deductions. Index returns reflect all items of income, gain, and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays Municipal Managed Money 1-25 Years Index is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies.
The Bloomberg Barclays Managed Money Municipal Short Term Index tracks publicly traded municipal bonds that cover the US dollar denominated short-term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
See accompanying notes to financial statements.
1

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Municipal Managed Money 1-25 Years Index (the “Index”).*
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 6.82%, and the Index was 7.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses as well as a change to the underlying index during the Reporting Period contributed to the difference between the Fund’s performance and that of the Index.
Interest rate movement in the tax exempt market, the shape of the municipal yield curve and the relative performance of certain States and Sectors were the primary drivers of Fund performance during the Reporting Period.
Interest Rates moved lower over the Reporting Period. Municipal rates fell by approximately 39 basis points in the 2-year maturity range, by 68 basis points in 5-years, 83 basis points for 10-year maturities and 63 basis points in 30-years. These interest rate movements had a positive effect on Fund performance.
The shape of the municipal yield curve became flatter by 24 basis points during the Reporting Period. The Federal Reserve’s actions to raise the Federal Funds Target Rate came to an end during the Reporting Period. Inflation has appeared to be well controlled and yield curves have been pricing in a slowing economy. These developments had a positive effect on Fund performance.
State General Obligation, Transportation Revenue, Water/Sewer Revenue and Lease-backed bonds outperformed during the Reporting Period relative to the overall Index.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective January 2, 2019 the Fund changed its benchmark index from the Bloomberg Barclays Municipal Managed Money Index to the Bloomberg Barclays Municipal Managed Money 1-25 Years Index. Performance of the Fund prior to January 2, 2019 is therefore based on the Fund’s investment strategy to track an index different from the Bloomberg Barclays Municipal Managed Money 1-25 Years Index.
See accompanying notes to financial statements.
2

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money 1-25 Years Index	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money 1-25 Years Index
ONE YEAR(1) (2)	6.82%	6.90%	7.11%	6.82%	6.90%	7.11%
FIVE YEARS(1) (2)	18.78%	18.66%	20.36%	3.50%	3.48%	3.78%
TEN YEARS(1) (2)	54.19%	53.55%	58.60%	4.43%	4.38%	4.72%

(1)	Effective January 2, 2019, the Fund changed its benchmark index from the Bloomberg Barclays Municipal Managed Money Index to the Bloomberg Barclays Municipal Managed Money 1-25 Years Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track different benchmark index for periods prior to January 2, 2019.
(2)	The Bloomberg Barclays Municipal Managed Money 1-25 Years Index inception date was November 1, 2018. Index returns represents the Fund's prior benchmark from June 30, 2009 through January 1, 2019 and the Bloomberg Barclays Municipal Managed Money 1-25 Index from January 2, 2019 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
See accompanying notes to financial statements.
3

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Performance Summary (Unaudited)  (continued)
The total expense ratio for SPDR Nuveen Bloomberg Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.23% after fee waiver). SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive its management fee and reimburse certain expenses, until October 31, 2019, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.23% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See Notes to Performance Summaries on Page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
California, Bay Area Toll Authority Revenue VRN 2.63% 4/1/2045	0.5%
Pennsylvania, State General Obligation 5.00% 9/15/2028	0.5
New York, State Urban Development Corp., Revenue 5.00% 3/15/2035	0.5
State of Maryland Department of Transportation 5.00% 11/1/2024	0.5
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00% 8/1/2038	0.5
TOTAL	2.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Municipal Bonds & Notes	99.5%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2019

% of Total Investments
California	18.4%
New York	17.6
Texas	12.4
Washington	4.8
Massachusetts	4.5
Maryland	3.7
Florida	3.6
Virginia	2.7
Colorado	2.3
Ohio	2.3
TOTAL	72.3%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
5

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Managed Money Municipal Short Term Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 3.34%, and the Index was 3.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Interest rate movement in the tax exempt market, the shape of the municipal yield curve and the relative performance of certain States and Sectors were the primary drivers of Fund performance during the Reporting Period.
Interest Rates moved lower over the Reporting Period. Municipal rates fell by approximately 39 basis points in the 2-year maturity range, by 68 basis points in 5-years, 83 basis points for 10-year maturities and 63 basis points in 30-years.
The shape of the municipal yield curve became flatter by 24 basis points during the Reporting Period. The Federal Reserve’s actions to raise the Federal Funds Target Rate came to an end during the Reporting Period. Inflation has appeared to be well controlled and yield curves have been pricing in a slowing economy.
State General Obligation, Transportation Revenue, Water/Sewer Revenue and Lease-backed bonds outperformed during the Reporting Period relative to the overall Index.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index
ONE YEAR	3.34%	3.35%	3.54%	3.34%	3.35%	3.54%
FIVE YEARS	5.92%	6.03%	7.24%	1.16%	1.18%	1.41%
TEN YEARS	16.78%	16.51%	20.88%	1.56%	1.54%	1.91%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Connecticut, State Health & Educational Facility Authority Revenue VRN 5.00% 7/1/2057	1.0%
San Antonio, TX, Water System Revenue VRN 2.63% 5/1/2049	0.9
San Diego County, CA, Water Authority Financing Corp., Revenue 5.00% 5/1/2021	0.8
California, Bay Area Toll Authority, Toll Bridge Revenue VRN 2.25% 4/1/2045	0.8
California, State General Obligation 5.00% 11/1/2022	0.8
TOTAL	4.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Municipal Bonds & Notes	98.7%
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2019

% of Total Investments
California	18.4%
New York	14.7
Texas	13.4
Maryland	6.1
Massachusetts	4.7
Florida	3.4
Washington	3.3
Virginia	3.2
Arizona	3.2
Wisconsin	2.8
TOTAL	73.2%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
8

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.5%
ALABAMA — 0.9%
Other Securities		$ 25,542,405
ALASKA — 0.1%
Other Securities		1,554,530
ARIZONA — 2.1%
Phoenix, AZ, General Obligation 5.00%, 7/1/2027	$ 5,150,000	6,326,363
Other Securities		55,520,289
		61,846,652
ARKANSAS — 0.1%
Other Securities		4,273,603
CALIFORNIA — 18.3%
California, Bay Area Toll Authority Revenue Series A, 2.63%, 4/1/2045 (a)	13,510,000	14,351,133
California, State General Obligation:
3.00%, 10/1/2027	100,000	106,157
3.25%, 3/1/2032	250,000	261,210
3.50%, 8/1/2027	175,000	198,861
3.75%, 12/1/2035	280,000	293,947
4.00%, 11/1/2023	160,000	178,659
4.00%, 10/1/2024	250,000	284,305
4.00%, 9/1/2025	250,000	289,032
4.00%, 8/1/2033	205,000	230,654
4.00%, 9/1/2033	1,035,000	1,163,392
4.00%, 11/1/2036	30,000	33,618
4.00%, 11/1/2044	210,000	223,528
4.50%, 8/1/2020	3,000,000	3,107,910
5.00%, 10/1/2019	100,000	100,948
5.00%, 9/1/2020	150,000	156,674
5.00%, 11/1/2020	1,285,000	1,350,291
5.00%, 8/1/2021	2,000,000	2,157,120
5.00%, 9/1/2021	2,290,000	2,476,956
5.00%, 8/1/2022	100,000	111,491
5.00%, 9/1/2022	2,025,000	2,263,687
5.00%, 10/1/2022	2,845,000	3,188,733
5.00%, 3/1/2023	300,000	340,653
5.00%, 8/1/2023	600,000	690,018
5.00%, 9/1/2023	545,000	628,336
5.00%, 10/1/2023	640,000	739,706
See accompanying notes to financial statements.
9

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 11/1/2023	$ 3,745,000	$ 4,339,219
5.00%, 3/1/2024	1,920,000	2,243,750
5.00%, 8/1/2024	4,260,000	5,037,407
5.00%, 9/1/2024	720,000	853,308
5.00%, 3/1/2025	435,000	521,870
5.00%, 8/1/2025	455,000	551,692
5.00%, 9/1/2025	235,000	285,544
5.00%, 10/1/2025	420,000	499,111
5.00%, 3/1/2026	1,345,000	1,611,162
5.00%, 8/1/2026	2,990,000	3,700,833
5.00%, 9/1/2026	1,170,000	1,454,860
5.00%, 10/1/2026	1,455,000	1,772,171
5.00%, 11/1/2026	150,000	178,397
5.00%, 4/1/2027	5,000,000	6,280,000
5.00%, 8/1/2027	4,430,000	5,361,155
5.00%, 9/1/2027	165,000	178,065
5.00%, 10/1/2027	170,000	208,092
5.00%, 11/1/2027	180,000	228,834
5.00%, 8/1/2028	1,845,000	2,233,803
5.00%, 9/1/2028	2,120,000	2,321,802
5.00%, 10/1/2028	660,000	782,476
5.00%, 4/1/2029	5,000,000	6,500,550
5.00%, 8/1/2029	765,000	933,128
5.00%, 9/1/2029	1,705,000	1,873,406
5.00%, 10/1/2029	750,000	891,777
5.00%, 8/1/2030	1,930,000	2,301,602
5.00%, 9/1/2030	620,000	757,559
5.00%, 11/1/2030	500,000	626,715
5.00%, 4/1/2031	1,845,000	2,369,515
5.00%, 9/1/2031	1,915,000	2,295,789
5.00%, 3/1/2032	280,000	328,894
5.00%, 4/1/2032	4,600,000	6,101,446
5.00%, 8/1/2032	2,255,000	2,650,687
5.00%, 10/1/2032	1,295,000	1,520,939
5.00%, 8/1/2033	2,175,000	2,541,529
5.00%, 10/1/2033	570,000	668,507
5.00%, 8/1/2034	2,350,000	2,773,540
5.00%, 9/1/2034	290,000	348,522
5.00%, 10/1/2034	155,000	181,787
5.00%, 8/1/2035	4,430,000	5,267,504
5.00%, 9/1/2035	230,000	275,625
See accompanying notes to financial statements.
10

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 10/1/2035	$ 435,000	$ 516,493
5.00%, 8/1/2036	1,370,000	1,634,889
5.00%, 9/1/2036	1,390,000	1,661,258
5.00%, 10/1/2037	90,000	104,623
5.00%, 10/1/2039	990,000	1,154,904
4.00%, 12/1/2030 (a)	135,000	141,512
Series B, 5.00%, 8/1/2020	1,040,000	1,082,983
Series B, 5.00%, 9/1/2023	2,900,000	3,343,439
Series C, 5.00%, 9/1/2032	1,350,000	1,603,435
Series C, 5.00%, 9/1/2034	155,000	183,257
East Bay, CA, Municipal Utility District, Water System Revenue Series A, 5.00%, 6/1/2037	7,160,000	8,492,548
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2020	135,000	140,276
Series A, 5.00%, 7/1/2023	875,000	1,006,705
Series A, 5.00%, 7/1/2024	250,000	296,422
Series A, 5.00%, 7/1/2027	150,000	184,749
Series A, 5.00%, 7/1/2028	250,000	314,785
Series A, 5.00%, 7/1/2030	520,000	619,642
Series A, 5.00%, 7/1/2031	390,000	485,320
Series A, 5.00%, 7/1/2032	715,000	891,952
Series A, 5.00%, 7/1/2034	275,000	322,624
Series A, 5.00%, 7/1/2036	3,000,000	3,649,860
Series A, 5.00%, 7/1/2039	1,420,000	1,646,973
Series A, 5.00%, 7/1/2040	1,670,000	1,951,796
Series B, 5.00%, 7/1/2020	250,000	259,770
Series B, 5.00%, 7/1/2025	100,000	121,766
Series B, 5.00%, 7/1/2027	100,000	114,799
Series B, 5.00%, 7/1/2028	320,000	392,566
Series B, 5.00%, 7/1/2029	100,000	122,538
Series B, 5.00%, 7/1/2031	8,000,000	10,301,280
Series B, 5.00%, 7/1/2032	3,590,000	4,482,899
Series B, 5.00%, 7/1/2033	1,500,000	1,918,080
Series B, 5.00%, 7/1/2034	555,000	665,018
Series B, 5.00%, 7/1/2036	100,000	119,013
Series B, 5.00%, 7/1/2037	100,000	120,431
Series B, 5.00%, 7/1/2042	230,000	267,575
Series B, 5.00%, 7/1/2043	210,000	237,735
Series C, 5.00%, 7/1/2027	175,000	206,841
Series C, 5.00%, 7/1/2042	595,000	712,679
Series D, 4.00%, 7/1/2023	445,000	494,270
See accompanying notes to financial statements.
11

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series D, 5.00%, 7/1/2022	$ 300,000	$ 334,146
Series D, 5.00%, 7/1/2027	100,000	118,195
Series D, 5.00%, 7/1/2029	135,000	159,061
Series D, 5.00%, 7/1/2030	305,000	358,714
Series D, 5.00%, 7/1/2032	180,000	210,656
Series D, 5.00%, 7/1/2033	1,235,000	1,442,085
Series D, 5.00%, 7/1/2039	2,970,000	3,441,636
Series D, 5.00%, 7/1/2044	130,000	148,788
Series E, 5.00%, 7/1/2039	310,000	359,228
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 4.00%, 7/1/2030	7,525,000	8,391,504
Los Angeles, CA, Unified School District, General Obligation Series A, 5.00%, 7/1/2031	5,000,000	6,396,750
San Mateo Foster, CA, Public Financing Authority 4.00%, 8/1/2044	8,000,000	8,896,320
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	256,490
Series A, 3.13%, 11/1/2036	225,000	230,582
Series A, 3.20%, 11/1/2037	270,000	277,028
Series A, 4.00%, 11/1/2035	300,000	335,088
Series A, 4.00%, 11/1/2037	555,000	613,253
Series A, 4.00%, 11/1/2038	1,580,000	1,735,851
Series A, 4.00%, 11/1/2043	430,000	466,120
Series A, 5.00%, 11/1/2020	345,000	362,954
Series A, 5.00%, 11/1/2021	3,180,000	3,463,815
Series A, 5.00%, 11/1/2025	250,000	307,437
Series A, 5.00%, 11/1/2028	120,000	148,486
Series A, 5.00%, 11/1/2029	270,000	321,421
Series A, 5.00%, 11/1/2030	1,970,000	2,330,687
Series A, 5.00%, 11/1/2031	205,000	254,190
Series A, 5.00%, 11/1/2032	120,000	144,166
Series A, 5.00%, 11/1/2033	350,000	409,538
Series A, 5.00%, 11/1/2034	555,000	647,213
Series A, 5.00%, 11/1/2035	5,450,000	6,814,390
Series A, 5.00%, 11/1/2036	265,000	317,120
Series A, 5.00%, 11/1/2037	400,000	472,092
Series A, 5.00%, 11/1/2038	165,000	194,142
Series A, 5.00%, 11/1/2041	1,940,000	2,276,415
Series A, 5.00%, 11/1/2043	220,000	257,004
Series AK, 5.00%, 5/15/2042	2,065,000	2,464,536
See accompanying notes to financial statements.
12

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series AM, 5.00%, 5/15/2023	$ 130,000	$ 148,975
Series AM, 5.00%, 5/15/2025	250,000	295,442
Series AM, 5.00%, 5/15/2027	200,000	235,626
Series AO, 5.00%, 5/15/2021	395,000	423,803
Series AO, 5.00%, 5/15/2025	2,195,000	2,666,552
Series AO, 5.00%, 5/15/2026	110,000	133,354
Series AO, 5.00%, 5/15/2028	425,000	513,357
Series AO, 5.00%, 5/15/2032	100,000	118,984
Series AO, 5.00%, 5/15/2040	110,000	127,694
Series AR, 4.00%, 5/15/2037	570,000	622,873
Series AR, 5.00%, 5/15/2030	580,000	714,490
Series AR, 5.00%, 5/15/2032	120,000	146,020
Series AR, 5.00%, 5/15/2041	495,000	580,932
Series AT, 1.40%, 5/15/2046 (a)	115,000	114,765
Series AY, 4.00%, 5/15/2035	100,000	111,566
Series AZ, 5.00%, 5/15/2043	5,200,000	6,316,180
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,840
Series B-3, 4.00%, 11/1/2051 (a)	350,000	384,475
Series I, 4.00%, 5/15/2045	200,000	213,242
Series I, 5.00%, 5/15/2027	145,000	175,146
Series I, 5.00%, 5/15/2028	655,000	790,349
Series I, 5.00%, 5/15/2030	180,000	215,620
Series I, 5.00%, 5/15/2031	335,000	399,632
Series I, 5.00%, 5/15/2032	145,000	172,347
Series K, 4.00%, 5/15/2036	265,000	290,424
Series K, 4.00%, 5/15/2046	315,000	338,786
Series K, 5.00%, 5/15/2031	460,000	561,485
Series K, 5.00%, 5/15/2033	300,000	362,418
Series M, 5.00%, 5/15/2028	100,000	127,188
Series M, 5.00%, 5/15/2030	200,000	251,906
Series M, 5.00%, 5/15/2032	295,000	366,461
Series M, 5.00%, 5/15/2036	250,000	303,495
Series M, 5.00%, 5/15/2042	530,000	630,864
Series O, 4.00%, 5/15/2048	250,000	272,635
Series O, 5.00%, 5/15/2039	2,200,000	2,689,434
Other Securities		289,524,262
		535,550,019
COLORADO — 2.3%
Colorado, State Series A, 5.00%, 12/15/2030	5,000,000	6,285,350
See accompanying notes to financial statements.
13

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
University of California, Revenue Series A, 5.00%, 6/1/2035	$ 275,000	$ 322,278
Other Securities		61,439,635
		68,047,263
CONNECTICUT — 0.5%
Connecticut, State Health & Educational Facility Authority Revenue Series A-4, 2.00%, 7/1/2049 (a)	7,000,000	7,110,600
Other Securities		8,400,735
		15,511,335
DELAWARE — 0.3%
Other Securities		9,506,531
DISTRICT OF COLUMBIA — 1.6%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	225,000	249,752
Series A, 4.00%, 6/1/2037	285,000	316,111
Series A, 4.00%, 6/1/2041	325,000	354,302
Series A, 5.00%, 6/1/2022	390,000	431,172
Series A, 5.00%, 10/15/2022	7,260,000	8,119,729
Series A, 5.00%, 6/1/2030	1,085,000	1,340,366
Series A, 5.00%, 6/1/2032	330,000	403,739
Series A, 5.00%, 6/1/2033	300,000	366,024
Series A, 5.00%, 6/1/2034	225,000	273,557
Series A, 5.00%, 6/1/2035	2,280,000	2,763,201
Series A, 5.00%, 6/1/2037	2,435,000	2,921,178
Series A, 5.00%, 6/1/2038	500,000	579,945
Series A, 5.00%, 6/1/2041	285,000	333,957
Series A, 5.00%, 6/1/2043	5,380,000	6,486,935
Series D, 4.00%, 6/1/2034	400,000	448,516
Series D, 5.00%, 6/1/2021	310,000	331,793
Series D, 5.00%, 6/1/2022	320,000	353,782
Series D, 5.00%, 6/1/2023	100,000	113,971
Series D, 5.00%, 6/1/2032	505,000	617,842
Series D, 5.00%, 6/1/2035	1,000,000	1,211,930
Series D, 5.00%, 6/1/2036	2,555,000	3,082,287
Series D, 5.00%, 6/1/2038	1,000,000	1,199,160
Series D, 5.00%, 6/1/2041	500,000	591,595
Series E, 5.00%, 6/1/2020	125,000	129,221
Series E, 5.00%, 6/1/2025	170,000	204,612
Series E, 5.00%, 6/1/2032	145,000	175,718
See accompanying notes to financial statements.
14

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Other Securities		$ 13,510,497
		46,910,892
FLORIDA — 3.6%
Other Securities		104,310,020
GEORGIA — 2.0%
Other Securities		57,930,480
HAWAII — 1.4%
Other Securities		39,825,227
IDAHO — 0.0% (b)
Other Securities		404,546
ILLINOIS — 1.6%
Other Securities		45,557,490
INDIANA — 0.9%
Indiana, Finance Authority Revenue Series A, 5.00%, 2/1/2026	$ 7,370,000	8,981,745
Other Securities		17,426,718
		26,408,463
IOWA — 0.3%
Other Securities		8,322,546
KANSAS — 0.5%
Other Securities		14,893,011
KENTUCKY — 0.2%
Other Securities		6,004,324
LOUISIANA — 0.6%
Other Securities		18,327,196
MAINE — 0.2%
Other Securities		4,874,788
MARYLAND — 3.7%
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2028	7,000,000	8,983,590
State of Maryland Department of Transportation 5.00%, 11/1/2024	11,195,000	13,282,644
Other Securities		85,923,951
		108,190,185
MASSACHUSETTS — 4.4%
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,491,876
See accompanying notes to financial statements.
15

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2024	$ 3,675,000	$ 4,261,750
Series A, 5.00%, 7/1/2026	4,400,000	5,421,240
Series A, 5.00%, 7/1/2029	4,250,000	5,170,465
Series A, 5.00%, 3/1/2032	1,215,000	1,393,532
Series A, 5.00%, 4/1/2034	100,000	120,912
Series A, 5.00%, 7/1/2035	2,000,000	2,340,560
Series A, 5.00%, 3/1/2036	1,130,000	1,285,963
Series A, 5.00%, 4/1/2036	190,000	228,340
Series A, 5.00%, 7/1/2036	2,000,000	2,335,320
Series A, 5.00%, 1/1/2037	100,000	121,660
Series A, 5.00%, 3/1/2037	110,000	124,936
Series A, 5.00%, 4/1/2037	150,000	179,709
Series A, 5.00%, 3/1/2038	100,000	113,386
Series A, 5.00%, 1/1/2042	135,000	161,375
Series A, 5.00%, 4/1/2042	250,000	295,203
Series B, 4.00%, 7/1/2026	100,000	116,373
Series B, 5.00%, 7/1/2023	150,000	171,567
Series B, 5.00%, 7/1/2025	1,120,000	1,348,682
Series B, 5.00%, 7/1/2027	115,000	144,501
Series B, 5.00%, 1/1/2028	5,000,000	6,332,750
Series B, 5.00%, 7/1/2028	330,000	421,971
Series B, 5.00%, 7/1/2030	250,000	327,645
Series B, 5.00%, 7/1/2033	1,045,000	1,253,676
Series B, 5.00%, 7/1/2036	100,000	118,939
Series B, 5.00%, 4/1/2037	3,850,000	4,612,531
Series C, 4.00%, 7/1/2031	25,000	26,593
Series C, 5.00%, 8/1/2020	400,000	416,044
Series C, 5.00%, 10/1/2021	2,535,000	2,744,467
Series C, 5.00%, 8/1/2022	665,000	739,699
Series C, 5.00%, 7/1/2024	340,000	377,179
Series C, 5.00%, 7/1/2025	2,480,000	2,751,188
Series C, 5.00%, 10/1/2026	1,170,000	1,449,373
Series C, 5.00%, 7/1/2027	293,000	325,040
Series C, 5.00%, 10/1/2027	350,000	442,025
Series D, 3.13%, 9/1/2034	180,000	185,078
Series D, 5.00%, 7/1/2027	250,000	314,133
Series D-1-R, 1.05%, 8/1/2043 (a)	1,940,000	1,932,725
Series D-2-R, 1.70%, 8/1/2043 (a)	355,000	357,023
Series E, 3.00%, 4/1/2044	180,000	179,741
Series E, 3.25%, 9/1/2040	1,325,000	1,348,545
Series E, 4.00%, 9/1/2039	2,750,000	2,992,110
See accompanying notes to financial statements.
16

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series E, 4.00%, 9/1/2041	$ 4,000,000	$ 4,320,840
Series E, 4.00%, 4/1/2042	1,980,000	2,127,530
Series E, 5.00%, 9/1/2022	100,000	111,522
Series E, 5.00%, 9/1/2023	205,000	228,421
Series E, 5.00%, 9/1/2025	110,000	122,502
Series E, 5.00%, 9/1/2027	360,000	401,508
Series E, 5.00%, 11/1/2027	105,000	132,830
Series E, 5.00%, 9/1/2029	380,000	421,906
Series E, 5.00%, 9/1/2030	385,000	426,322
Series F, 3.00%, 11/1/2028	100,000	104,257
Series F, 5.00%, 11/1/2025	100,000	111,951
Series F, 5.00%, 11/1/2026	525,000	588,651
Series H, 5.00%, 12/1/2022	195,000	219,155
Series I, 5.00%, 12/1/2034	395,000	476,034
Series J, 4.00%, 12/1/2039	225,000	246,272
Series J, 4.00%, 12/1/2045	150,000	163,049
Series J, 5.00%, 12/1/2036	110,000	131,809
Series J, 5.00%, 12/1/2037	2,710,000	3,238,369
Other Securities		60,108,390
		130,157,143
MICHIGAN — 0.6%
Other Securities		18,296,525
MINNESOTA — 1.3%
Other Securities		38,578,564
MISSISSIPPI — 0.4%
Other Securities		12,605,371
MISSOURI — 0.4%
Other Securities		12,593,846
NEBRASKA — 0.8%
University of Nebraska Facilities Corp. Revenue 5.00%, 7/15/2030	5,000,000	6,325,550
Other Securities		15,673,662
		21,999,212
NEVADA — 1.1%
Clark County, NV, Department of Aviation, Revenue Series B, 5.00%, 7/1/2033 (c)	5,000,000	6,293,750
Other Securities		25,286,061
		31,579,811
See accompanying notes to financial statements.
17

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.0% (b)
Other Security		$ 711,861
NEW JERSEY — 0.4%
Other Securities		11,033,244
NEW MEXICO — 0.2%
Other Securities		6,742,568
NEW YORK — 17.5%
Metropolitan New York, NY, Transportation Authority Revenue:
Series B, 5.00%, 11/15/2034	$ 7,615,000	9,337,208
Series B2, 5.00%, 11/15/2026	5,045,000	6,325,875
New York & New Jersey, Port Authority Revenue Series 205, 5.00%, 11/15/2032	5,510,000	6,874,386
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2033	4,500,000	5,711,355
Series BB-2, 5.00%, 6/15/2031	530,000	653,686
Series BB-2, 5.00%, 6/15/2032	310,000	380,305
Series CC1, 4.00%, 6/15/2033	1,250,000	1,408,162
Series CC-1, 4.00%, 6/15/2037	250,000	276,805
Series DD, 5.00%, 6/15/2025	7,135,000	8,277,028
Series DD, 5.00%, 6/15/2036	1,130,000	1,296,788
Series EE, 5.00%, 6/15/2036	460,000	527,896
Series EE, 5.00%, 6/15/2040	4,240,000	5,090,502
Series EE 2, 5.00%, 6/15/2040	1,000,000	1,230,210
Series FF, 5.00%, 6/15/2031	335,000	398,318
Series FF, 5.00%, 6/15/2034	1,750,000	2,169,335
Series FF, 5.00%, 6/15/2039	2,500,000	3,035,425
Series GG, 5.00%, 6/15/2037	190,000	221,551
Series GG, 5.00%, 6/15/2039	350,000	406,196
Series HH, 5.00%, 6/15/2037	3,850,000	4,489,331
Series HH, 5.00%, 6/15/2039	155,000	179,887
Sub-Series CC1, 5.00%, 6/15/2038	145,000	173,194
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-3-SUBSERIES S-3A, 5.00%, 7/15/2036	8,205,000	10,048,253
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 5/1/2034	250,000	298,020
5.00%, 5/1/2036	245,000	290,315
5.25%, 8/1/2037	4,000,000	4,980,680
See accompanying notes to financial statements.
18

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2023	$ 5,880,000	$ 6,754,591
Series A-1, 5.00%, 8/1/2027	400,000	477,241
Series A-1, 5.00%, 8/1/2029	520,000	612,322
Series A-1, 5.00%, 8/1/2031	150,000	174,627
Series A-1, 5.00%, 8/1/2033	2,915,000	3,621,596
Series A-1, 5.00%, 8/1/2034	1,200,000	1,481,628
Series A-1, 5.00%, 8/1/2036	2,000,000	2,447,220
Series A-2, 5.00%, 8/1/2036	1,640,000	1,972,592
Series B, 5.00%, 8/1/2038	11,095,000	13,141,029
Series B-1, 4.00%, 8/1/2037	105,000	116,057
Series B-1, 5.00%, 8/1/2029	1,060,000	1,241,287
Series B-1, 5.00%, 8/1/2030	295,000	359,670
Series B-1, 5.00%, 8/1/2031	175,000	203,732
Series B-1, 5.00%, 8/1/2032	1,225,000	1,420,449
Series B-1, 5.00%, 8/1/2034	1,975,000	2,310,474
Series B-1, 5.00%, 8/1/2035	515,000	593,074
Series B-1, 5.00%, 11/1/2035	160,000	188,827
Series B-1, 5.00%, 8/1/2036	520,000	598,203
Series B-1, 5.00%, 8/1/2039	4,555,000	5,219,256
Series B-1, 5.00%, 8/1/2040	3,800,000	4,482,974
Series B-1, 5.00%, 8/1/2042	3,105,000	3,549,388
Series C, 5.00%, 11/1/2020	595,000	624,423
Series C, 5.00%, 11/1/2022	100,000	112,273
Series C, 5.00%, 11/1/2023	125,000	144,663
Series C, 5.00%, 11/1/2025	10,395,000	12,654,325
Series C, 5.00%, 11/1/2026	120,000	143,851
Series C, 5.00%, 11/1/2027	150,000	179,109
Series C1, 5.00%, 11/1/2034	7,000,000	8,756,440
Series D-1, 5.00%, 2/1/2026	100,000	115,759
Series E-1, 4.00%, 2/1/2041	110,000	119,527
Series E-1, 5.00%, 2/1/2030	3,370,000	4,078,705
Series E-1, 5.00%, 2/1/2041	670,000	769,475
Series F-1, 5.00%, 5/1/2032	5,500,000	6,714,235
Series F-1, 5.00%, 5/1/2036	3,500,000	4,192,755
Series F-1, 5.00%, 5/1/2039	115,000	136,580
Series I, 5.00%, 5/1/2024	135,000	153,266
Series I, 5.00%, 5/1/2026	140,000	158,718
New York, NY, General Obligation:
Series A, 5.00%, 8/1/2020	360,000	374,599
Series A, 5.00%, 8/1/2023	5,000,000	5,728,650
Series A, 5.00%, 8/1/2024	3,500,000	4,125,520
See accompanying notes to financial statements.
19

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2026	$ 125,000	$ 150,581
Series B, 5.00%, 8/1/2025	150,000	176,324
Series B, 5.00%, 12/1/2031	160,000	193,578
Series B-1, 5.00%, 10/1/2036	400,000	484,040
Series B-1, 5.00%, 10/1/2037	4,730,000	5,705,704
Series B-1, 5.00%, 12/1/2037	500,000	593,715
Series B-1, 5.00%, 10/1/2038	300,000	360,747
Series B-1, 5.00%, 12/1/2038	3,095,000	3,666,956
Series C, 5.00%, 8/1/2020	235,000	244,530
Series C, 5.00%, 4/15/2023	1,390,000	1,590,966
Series C, 5.00%, 8/1/2024	1,450,000	1,709,144
Series C, 5.00%, 8/1/2025	425,000	506,400
Series C, 5.00%, 8/1/2026	405,000	496,121
Series C, 5.00%, 8/1/2027	120,000	145,488
Series C, 5.00%, 8/1/2028	1,360,000	1,682,266
Series C, 5.00%, 8/1/2034	3,365,000	3,906,698
Series D, 4.00%, 12/1/2042	255,000	284,756
Series D1, 4.00%, 12/1/2043	3,500,000	3,905,300
Series E, 4.00%, 8/1/2026	250,000	290,390
Series E, 5.00%, 8/1/2022	260,000	289,039
Series E, 5.00%, 8/1/2028	160,000	195,917
Series E, 5.00%, 8/1/2032	2,500,000	3,161,450
Series E-1, 4.00%, 3/1/2041	500,000	555,905
Series E-1, 5.00%, 3/1/2040	4,000,000	4,809,720
Series F-1, 5.00%, 6/1/2026	165,000	197,969
Series I, 5.00%, 3/1/2022	60,000	65,821
Series J, 5.00%, 8/1/2020	1,120,000	1,165,416
Series J-7, 5.00%, 8/1/2020	350,000	364,192
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	230,262
Series 1, 5.00%, 1/15/2029	400,000	505,316
Series 1, 5.00%, 1/15/2030	250,000	313,215
Series 1, 5.00%, 1/15/2031	500,000	621,675
Series A, 2.13%, 7/1/2041 (a)	865,000	860,891
Series A, 2.50%, 7/1/2041 (a)	530,000	530,625
Series A, 3.00%, 7/1/2029	315,000	335,595
Series A, 4.00%, 7/1/2034	100,000	112,595
Series A, 4.00%, 7/1/2043	1,350,000	1,469,245
Series A, 5.00%, 7/1/2021	190,000	204,520
Series A, 5.00%, 7/1/2022	2,500,000	2,784,550
Series A, 5.00%, 7/1/2026	1,640,000	2,046,556
See accompanying notes to financial statements.
20

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2028	$ 2,000,000	$ 2,619,780
Series A, 5.00%, 10/1/2028 (d)	205,000	255,537
Series A, 5.00%, 7/1/2029	2,000,000	2,668,760
Series A, 5.00%, 10/1/2029	4,540,000	5,666,102
Series A, 5.00%, 10/1/2030 (d)	3,040,000	3,744,611
Series A, 5.00%, 10/1/2030	5,000,000	6,122,530
Series A, 5.00%, 10/1/2031	3,000,000	3,643,020
Series A, 5.00%, 7/1/2032	125,000	152,065
Series A, 5.00%, 10/1/2032	3,500,000	4,214,315
Series A, 5.00%, 10/1/2033	5,000,000	6,007,800
Series A, 5.00%, 7/1/2034	5,040,000	6,203,333
Series A, 5.00%, 7/1/2035	100,000	120,038
Series A, 5.00%, 7/1/2040	200,000	239,746
Series B, 5.00%, 10/1/2021	225,000	244,220
Series B, 5.00%, 10/1/2030	260,000	317,915
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	102,054
Series A, 5.00%, 2/15/2021	840,000	890,610
Series A, 5.00%, 2/15/2022	3,265,000	3,577,526
Series A, 5.00%, 3/15/2022	190,000	208,749
Series A, 5.00%, 2/15/2023	355,000	401,491
Series A, 5.00%, 3/15/2024	4,560,000	5,314,680
Series A, 5.00%, 2/15/2025	3,280,000	3,913,237
Series A, 5.00%, 3/15/2026	245,000	293,140
Series A, 5.00%, 3/15/2029	1,380,000	1,637,218
Series A, 5.00%, 2/15/2036	5,500,000	6,565,460
Series B, 5.00%, 3/15/2027	110,000	127,709
Series B, 5.00%, 3/15/2028	170,000	197,200
Series B, 5.00%, 3/15/2031	500,000	574,940
Series B, 5.00%, 3/15/2032	425,000	487,492
Series B, 5.00%, 2/15/2039	200,000	230,544
Series B, 5.00%, 2/15/2041	1,430,000	1,644,443
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	479,264
Series C, 5.00%, 3/15/2035	725,000	828,037
Series C, 5.00%, 3/15/2037	105,000	119,360
Series C, 5.00%, 3/15/2038	270,000	306,669
Series C, 5.00%, 3/15/2042	600,000	679,398
Series C, 5.00%, 3/15/2044	625,000	707,006
Series D, 5.00%, 2/15/2022	2,260,000	2,476,327
Series D, 5.00%, 2/15/2026	235,000	287,344
See accompanying notes to financial statements.
21

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2027	$ 100,000	$ 123,689
Series D, 5.00%, 2/15/2028	165,000	203,420
Series E, 5.00%, 3/15/2022	110,000	120,855
Series E, 5.00%, 3/15/2023	180,000	204,086
Series E, 5.00%, 3/15/2024	5,565,000	6,486,007
Series E, 5.00%, 3/15/2036	1,745,000	2,050,532
Series E, 5.25%, 3/15/2033	2,300,000	2,763,243
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 3/15/2021	125,000	130,815
Series A, 5.00%, 3/15/2021	1,370,000	1,456,748
Series A, 5.00%, 3/15/2022	210,000	231,078
Series A, 5.00%, 3/15/2023	2,650,000	3,009,737
Series A, 5.00%, 3/15/2024	300,000	350,694
Series A, 5.00%, 3/15/2025	3,250,000	3,897,367
Series A, 5.00%, 3/15/2026	3,350,000	3,996,047
Series A, 5.00%, 3/15/2028	300,000	382,923
Series A, 5.00%, 3/15/2029	1,000,000	1,154,580
Series A, 5.00%, 3/15/2030	705,000	878,323
Series A, 5.00%, 3/15/2031	160,000	184,059
Series A, 5.00%, 3/15/2032	1,210,000	1,456,780
Series A, 5.00%, 3/15/2033	575,000	657,794
Series A, 5.00%, 3/15/2037	2,365,000	2,704,066
Series A, 5.00%, 3/15/2038	140,000	156,230
Series A, 5.00%, 3/15/2039	400,000	484,148
Series A, 5.00%, 3/15/2044	3,505,000	3,936,465
Series A-GROUP B, 5.00%, 3/15/2028	200,000	247,946
Series A-GROUP B, 5.00%, 3/15/2030	655,000	805,565
Series A-GROUP B, 5.00%, 3/15/2037	160,000	192,051
Series A-GROUP C, 5.00%, 3/15/2043	300,000	355,530
Series B, 5.00%, 3/15/2031	795,000	945,088
Series B-B, 5.00%, 3/15/2027	270,000	324,769
Series B-B, 5.00%, 3/15/2029	40,000	47,791
Series B-B, 5.00%, 3/15/2033	350,000	413,129
Series B-B, 5.00%, 3/15/2034	275,000	324,079
Series C, 5.00%, 3/15/2042	270,000	312,339
Series E, 5.00%, 3/15/2034	5,000,000	6,244,250
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	257,837
5.00%, 3/15/2034	1,845,000	2,108,909
5.00%, 3/15/2044	370,000	416,601
Series A, 5.00%, 3/15/2022	460,000	505,393
See accompanying notes to financial statements.
22

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2023	$ 2,005,000	$ 2,273,289
Series A, 5.00%, 3/15/2024	4,595,000	5,355,472
Series A, 5.00%, 3/15/2025	285,000	340,732
Series A, 5.00%, 3/15/2026	6,295,000	7,712,445
Series A, 5.00%, 3/15/2027	565,000	692,407
Series A, 5.00%, 3/15/2035	11,000,000	13,582,360
Series A, 5.00%, 3/15/2044	1,000,000	1,205,470
Series A-, 5.00%, 3/15/2023	765,000	867,365
Series A-, 5.00%, 3/15/2024	440,000	512,820
Series A-, 5.00%, 3/15/2028	225,000	271,048
Series A-, 5.00%, 3/15/2029	525,000	629,995
Series A-, 5.00%, 3/15/2033	3,610,000	4,272,724
Series A-, 5.00%, 3/15/2038	105,000	122,806
Series A-, 5.00%, 3/15/2039	530,000	618,717
Series A-, 5.00%, 3/15/2042	380,000	442,457
Series C, 5.00%, 3/15/2030	160,000	180,110
Series C-, 5.00%, 3/15/2027	100,000	125,172
Series C-, 5.00%, 3/15/2031	4,250,000	5,267,280
Series E, 5.00%, 3/15/2033	120,000	134,320
Triborough, NY, Bridge & Tunnel Authority Revenue Series B, 5.00%, 11/15/2029	5,000,000	6,619,850
Other Securities		114,940,939
		512,202,410
NORTH CAROLINA — 1.5%
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2027	5,000,000	6,316,950
Other Securities		36,703,764
		43,020,714
NORTH DAKOTA — 0.0% (b)
Other Security		1,226,988
OHIO — 2.3%
Columbus, OH, General Obligation Series A, 5.00%, 4/1/2030	5,000,000	6,371,400
Ohio, Water Development Authority Revenue Series A, 5.00%, 6/1/2029	10,000,000	12,901,700
Other Securities		48,165,499
		67,438,599
OKLAHOMA — 0.3%
Other Securities		7,559,542
See accompanying notes to financial statements.
23

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
OREGON — 1.7%
Other Securities		$ 49,116,318
PENNSYLVANIA — 2.0%
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (d)	$ 500,000	514,840
4.00%, 2/1/2030	400,000	444,760
4.00%, 3/1/2038	4,085,000	4,482,552
5.00%, 3/15/2020	120,000	123,128
5.00%, 7/1/2022	150,000	166,275
5.00%, 9/15/2022	2,500,000	2,788,900
5.00%, 3/15/2023	120,000	135,865
5.00%, 8/15/2023	1,275,000	1,461,367
5.00%, 9/15/2023	600,000	689,364
5.00%, 1/1/2024	725,000	838,354
5.00%, 3/15/2024	375,000	436,114
5.00%, 6/15/2024	285,000	333,732
5.00%, 7/1/2024	340,000	398,623
5.00%, 9/15/2024	175,000	206,264
5.00%, 3/15/2025	325,000	387,140
5.00%, 8/15/2025	275,000	330,723
5.00%, 9/15/2025	1,570,000	1,892,949
5.00%, 2/1/2027	2,000,000	2,419,080
5.00%, 3/15/2028	270,000	316,302
5.00%, 9/15/2028	11,530,000	14,055,185
Series D, 5.00%, 8/15/2032	800,000	934,096
Series REF, 5.00%, 1/15/2020	195,000	198,884
Series REF, 5.00%, 1/15/2022	1,480,000	1,616,486
Series REF, 5.00%, 1/15/2025	1,250,000	1,482,937
Series REF, 5.00%, 1/15/2027	4,760,000	5,871,841
Series REF, 5.00%, 1/15/2028	2,410,000	2,956,853
Other Securities		13,218,724
		58,701,338
RHODE ISLAND — 0.2%
Other Securities		5,686,387
SOUTH CAROLINA — 0.2%
Other Securities		4,660,552
TENNESSEE — 0.8%
Other Securities		24,136,351
See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
TEXAS — 12.3%
Austin, TX, Independent School District, General Obligation 4.00%, 8/1/2034 (d)	$ 6,000,000	$ 6,851,580
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2033	5,000,000	6,405,350
5.00%, 12/1/2034	6,000,000	7,653,540
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	167,043
4.00%, 10/15/2036	2,925,000	3,250,114
5.00%, 4/15/2024	220,000	256,553
5.00%, 4/15/2026	135,000	165,221
5.00%, 4/15/2027	2,990,000	3,688,494
5.00%, 4/15/2029	340,000	416,925
5.00%, 8/1/2033	3,000,000	3,805,590
5.00%, 10/15/2041	4,050,000	4,801,680
Series A, 4.00%, 10/15/2033	2,020,000	2,244,826
Series A, 4.00%, 10/15/2037	180,000	200,617
Series A, 4.00%, 10/15/2040	115,000	124,383
Series A, 4.00%, 10/15/2052	125,000	135,809
Series A, 5.00%, 4/15/2020	100,000	102,906
Series A, 5.00%, 10/15/2020	130,000	136,163
Series A, 5.00%, 4/15/2021	100,000	106,565
Series A, 5.00%, 4/15/2026	135,000	163,098
Series A, 5.00%, 4/15/2027	120,000	149,840
Series A, 5.00%, 10/15/2029	125,000	150,155
Series A, 5.00%, 10/15/2031	575,000	685,003
Series A, 5.00%, 10/15/2040	600,000	700,218
Series B, 5.00%, 10/15/2032	6,870,000	8,617,797
Series B, 5.00%, 10/15/2038	2,020,000	2,473,167
Other Securities		306,887,689
		360,340,326
UTAH — 0.6%
Other Securities		19,056,549
VIRGINIA — 2.7%
University of Virginia, Revenue Series B, 5.00%, 8/1/2021	8,500,000	9,162,320
Other Securities		68,666,740
		77,829,060
See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
WASHINGTON — 4.8%
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2032 (c)	$ 5,250,000	$ 6,661,830
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2026	7,170,000	8,611,672
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	114,616
5.00%, 8/1/2033	255,000	310,978
Series 201, 5.00%, 8/1/2040	3,080,000	3,558,694
Series 2016A, 5.00%, 7/1/2021	165,000	177,099
Series 2016A, 5.00%, 7/1/2024	165,000	194,233
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,169,611
Series A, 5.00%, 8/1/2019	125,000	125,373
Series A, 5.00%, 8/1/2027	225,000	269,669
Series A, 5.00%, 8/1/2031	330,000	397,462
Series A, 5.00%, 8/1/2034	300,000	357,786
Series A, 5.00%, 8/1/2035	1,245,000	1,489,399
Series A, 5.00%, 8/1/2037	310,000	372,673
Series A, 5.00%, 8/1/2041	1,645,000	1,955,872
Series A, 5.00%, 8/1/2043	3,700,000	4,456,724
Series A-1, 5.00%, 8/1/2024	370,000	436,522
Series A-1, 5.00%, 8/1/2033	120,000	140,893
Series A-1, 5.00%, 8/1/2034	300,000	351,057
Series A-1, 5.00%, 8/1/2036	550,000	640,530
Series A-1, 5.00%, 8/1/2040	300,000	346,626
Series B, 5.00%, 7/1/2024	355,000	417,896
Series B, 5.00%, 2/1/2028	600,000	709,452
Series B, 5.00%, 2/1/2029	135,000	158,857
Series B, 5.00%, 7/1/2029	530,000	636,307
Series B, 5.00%, 7/1/2031	355,000	422,056
Series B, 5.00%, 7/1/2033	285,000	336,759
Series B, 5.00%, 2/1/2037	500,000	575,225
Series C, 5.00%, 2/1/2022	10,760,000	11,769,180
Series C, 5.00%, 2/1/2023	100,000	112,884
Series C, 5.00%, 2/1/2032	105,000	124,799
Series C, 5.00%, 2/1/2035	450,000	520,029
Series C, 5.00%, 2/1/2039	3,000,000	3,501,480
Series D, 5.00%, 2/1/2021	325,000	343,905
Series D, 5.00%, 2/1/2025	250,000	289,870
Series D, 5.00%, 2/1/2027	185,000	213,657
Series D, 5.00%, 2/1/2029	250,000	301,325
See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series D, 5.00%, 2/1/2037	$ 100,000	$ 117,223
Series R, 5.00%, 7/1/2026	120,000	142,193
Series R-2015, 4.00%, 7/1/2026	450,000	504,792
Series R-2015-C, 5.00%, 7/1/2021	100,000	107,333
Series R-2015-C, 5.00%, 7/1/2031	4,740,000	5,520,725
Series R-2015-D, 5.00%, 7/1/2027	335,000	395,802
Series R-2015E, 5.00%, 7/1/2021	125,000	134,166
Series R-2015E, 5.00%, 7/1/2024	175,000	206,005
Series R-2015E, 5.00%, 7/1/2025	315,000	373,981
Series R-2015E, 5.00%, 7/1/2026	65,000	77,021
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,905,815
Series R-2017A, 4.00%, 8/1/2019	110,000	110,240
Series R-2017A, 5.00%, 8/1/2022	255,000	283,481
Series R-2017A, 5.00%, 8/1/2023	100,000	114,616
Series R-2017A, 5.00%, 8/1/2027	500,000	614,960
Series R-2017C, 5.00%, 8/1/2022	460,000	511,377
Series R-2017C, 5.00%, 8/1/2024	350,000	412,926
Series R-2017C, 5.00%, 8/1/2025	135,000	162,900
Series R-2018D, 5.00%, 8/1/2029	290,000	360,705
Series R-H, 5.00%, 7/1/2026	110,000	130,343
Series R-H, 5.00%, 7/1/2030	2,165,000	2,530,582
Other Securities		71,630,923
		140,921,109
WEST VIRGINIA — 0.2%
Other Securities		6,039,808
WISCONSIN — 1.6%
Wisconsin, Revenue Series A, 5.00%, 5/1/2028	7,000,000	8,736,195
Other Securities		37,978,301
		46,714,496
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,799,227,644)		2,912,740,198

See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f) (Cost $4,244,002)	4,244,002	$ 4,244,002
TOTAL INVESTMENTS — 99.7% (Cost $2,803,471,646)		2,916,984,200
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		9,383,090
NET ASSETS — 100.0%		$ 2,926,367,290
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	0.3%
Assured Guaranty Municipal Corp.	0.1%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$2,912,740,198	$—	$2,912,740,198
Short-Term Investment	4,244,002	—	—	4,244,002
TOTAL INVESTMENTS	$4,244,002	$2,912,740,198	$—	$2,916,984,200
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,567,027	$1,567,027	$464,138,231	$461,461,256	$—	$—	4,244,002	$4,244,002	$218,455
See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 0.6%
Other Securities		$ 21,337,088
ALASKA — 0.2%
Other Securities		5,419,601
ARIZONA — 3.1%
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	$ 14,580,000	16,171,115
Phoenix, AZ, Civic Improvement Corp., Water System Revenue Series B, 5.00%, 7/1/2020	18,550,000	19,235,422
Other Securities		77,863,885
		113,270,422
ARKANSAS — 0.1%
Other Securities		4,950,171
CALIFORNIA — 18.2%
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.25%, 4/1/2045 (a)	28,000,000	28,463,120
4.00%, 4/1/2020	75,000	76,631
2.10%, 4/1/2045 (a)	15,085,000	15,284,575
California, State General Obligation:
4.00%, 9/1/2021	150,000	159,051
4.00%, 11/1/2023	3,655,000	4,081,246
4.00%, 4/1/2024	10,000,000	11,255,000
5.00%, 8/1/2019	250,000	250,773
5.00%, 9/1/2019	200,000	201,256
5.00%, 3/1/2020	175,000	179,452
5.00%, 8/1/2020	45,580,000	47,463,822
5.00%, 9/1/2020	100,000	104,449
5.00%, 10/1/2020	10,000,000	10,476,500
5.00%, 8/1/2021	100,000	107,856
5.00%, 8/1/2022	190,000	211,833
5.00%, 9/1/2022	2,355,000	2,632,583
5.00%, 10/1/2022	110,000	123,290
5.00%, 11/1/2022	32,235,000	36,225,048
5.00%, 3/1/2023	4,075,000	4,627,203
5.00%, 8/1/2023	4,125,000	4,743,873
5.00%, 9/1/2023	325,000	374,696
5.00%, 10/1/2023	250,000	288,947
5.00%, 4/1/2024	3,000,000	3,514,290
See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 8/1/2024	$ 19,620,000	$ 23,200,454
5.00%, 9/1/2024	2,500,000	2,962,875
5.00%, 11/1/2024	5,000,000	5,952,250
4.00%, 12/1/2030 (a)	14,115,000	14,795,908
Series B, 5.00%, 9/1/2019	150,000	150,942
Series B, 5.00%, 8/1/2020	570,000	593,558
Series B, 5.00%, 9/1/2020	20,355,000	21,260,593
Series B, 5.00%, 8/1/2021	10,000,000	10,785,600
Series B, 5.00%, 8/1/2022	2,680,000	2,987,959
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	322,953
Series A, 5.00%, 7/1/2023	2,360,000	2,713,245
Series B, 5.00%, 7/1/2023	11,000,000	12,646,480
Series B, 5.00%, 7/1/2024	19,000,000	22,507,780
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2020	15,420,000	16,005,343
Series A, 5.00%, 7/1/2021	315,000	338,357
Series A, 5.00%, 7/1/2022	25,530,000	28,268,348
Series A, 5.00%, 7/1/2023	20,450,000	23,330,178
Orange County, FL, Water District 2.00%, 8/15/2023	18,000,000	18,501,480
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,504,900
San Diego County, CA, Water Authority Financing Corp., Revenue Series S1, 5.00%, 5/1/2021	28,285,000	30,125,505
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,334,800
Southern California, Metropolitan Water District Revenue Series B, 5.00%, 8/1/2022	12,150,000	13,544,334
Other Securities		204,580,565
		657,259,901
COLORADO — 1.1%
Other Securities		38,747,856
CONNECTICUT — 1.8%
Connecticut, State Health & Educational Facility Authority Revenue:
See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A-2, 5.00%, 7/1/2042 (a)	$ 13,625,000	$ 15,086,418
Series A-4, 2.00%, 7/1/2049 (a)	5,000,000	5,079,000
Series B-1, 5.00%, 7/1/2029 (a)	105,000	108,847
Series C-2, 5.00%, 7/1/2057 (a)	32,130,000	36,161,672
Series U-2, 2.00%, 7/1/2033 (a)	6,475,000	6,578,017
Other Securities		3,340,283
		66,354,237
DELAWARE — 0.5%
Other Securities		16,391,862
DISTRICT OF COLUMBIA — 1.2%
Other Securities		42,325,605
FLORIDA — 3.4%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	16,630,000	17,196,251
Series A, 5.00%, 6/1/2023	3,845,000	4,385,338
Series A, 5.00%, 7/1/2023	2,000,000	2,285,880
Series B, 5.00%, 6/1/2020	180,000	186,129
Series B, 5.00%, 6/1/2021	800,000	856,712
Series B, 5.00%, 6/1/2023	5,160,000	5,885,135
Series B, 5.00%, 6/1/2024	7,775,000	9,127,150
Series C, 5.00%, 6/1/2020	150,000	155,107
Series C, 5.00%, 6/1/2021	100,000	107,089
Series D, 5.00%, 6/1/2021	475,000	508,673
Series D, 5.00%, 6/1/2024	8,380,000	9,837,366
Series E, 5.00%, 6/1/2022	125,000	138,347
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2022	13,315,000	14,835,972
Palm Beach County, School District Series A, 5.00%, 8/1/2023	12,045,000	13,764,183
Other Securities		42,639,591
		121,908,923
GEORGIA — 2.4%
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2023	5,000,000	5,647,950
Series A-1, 5.00%, 2/1/2021	225,000	238,163
Series A-1, 5.00%, 2/1/2022	11,635,000	12,735,554
Series A-1, 5.00%, 2/1/2023	500,000	564,796
Series C, 5.00%, 7/1/2020	325,000	337,041
Series C, 5.00%, 7/1/2022	11,700,000	12,980,448
See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series C-1, 5.00%, 1/1/2023	$ 4,000,000	$ 4,506,960
Series C-1, 5.00%, 7/1/2023	10,000,000	11,437,800
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,955,500
Other Securities		23,144,130
		87,548,342
HAWAII — 1.2%
Other Securities		41,618,946
ILLINOIS — 1.1%
Other Securities		38,085,184
INDIANA — 0.3%
Other Securities		11,598,133
IOWA — 0.5%
Other Securities		18,036,987
KANSAS — 0.5%
Other Securities		17,249,144
KENTUCKY — 0.0% (b)
Other Securities		627,726
LOUISIANA — 0.2%
Other Securities		8,169,943
MAINE — 0.2%
Other Securities		6,877,071
MARYLAND — 6.1%
Maryland, State Department of Transportation 5.00%, 12/15/2020	13,925,000	14,672,355
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	4,000,000	4,231,640
5.00%, 12/1/2019	115,000	116,763
5.00%, 6/1/2020	155,000	160,250
5.00%, 9/1/2020	100,000	104,306
5.00%, 2/1/2021	1,625,000	1,720,062
5.00%, 5/1/2022	9,705,000	10,706,653
5.00%, 9/1/2022	15,010,000	16,734,499
5.00%, 5/1/2023	8,105,000	9,221,140
5.00%, 6/1/2023	2,410,000	2,748,677
5.00%, 11/1/2023	5,005,000	5,778,523
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	166,811
See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 6/1/2022	$ 14,200,000	$ 15,703,354
5.00%, 3/1/2023	100,000	106,137
5.00%, 6/1/2023	13,535,000	15,425,975
5.00%, 3/1/2024	100,000	106,137
5.00%, 3/15/2024	10,000,000	11,659,400
Series A, 5.00%, 3/1/2020	100,000	102,456
Series A, 5.00%, 8/1/2020	135,000	140,385
Series A, 5.00%, 8/1/2021	1,535,000	1,651,967
Series A, 5.00%, 3/1/2022	5,075,000	5,567,326
Series A, 5.00%, 3/15/2022	200,000	219,678
Series A, 5.00%, 8/1/2022	5,015,000	5,575,125
Series A, 5.00%, 3/1/2023	1,420,000	1,606,418
Series A, 5.00%, 3/15/2023	300,000	339,777
Series A, 5.00%, 8/1/2023	1,200,000	1,374,360
Series B, 4.50%, 8/1/2021	185,000	197,204
Series B, 5.00%, 8/1/2022	10,000,000	11,116,900
Series C, 5.00%, 8/1/2020	100,000	103,989
Series C, 5.00%, 8/1/2022	1,690,000	1,878,756
Series C, 5.00%, 8/1/2023	250,000	286,325
Series E -REF, 5.00%, 8/1/2019	115,000	115,343
Montgomery County, MD, General Obligation Series A, 5.00%, 11/1/2023	15,765,000	18,187,135
Prince George County, MD, General Obligation Series A, 5.00%, 7/15/2024	14,860,000	17,487,099
Other Securities		43,432,276
		218,745,201
MASSACHUSETTS — 4.6%
Massachusetts, State Clean Water Trust, Revenue 5.00%, 8/1/2022	13,995,000	15,567,058
Massachusetts, State General Obligation:
5.00%, 7/1/2023	2,000,000	2,287,560
Series A, 5.00%, 3/1/2021	10,135,000	10,756,985
Series A, 5.00%, 7/1/2022	2,875,000	3,189,640
Series A, 5.00%, 1/1/2024	3,675,000	4,261,751
Series B, 5.00%, 8/1/2019	135,000	135,405
Series B, 5.00%, 7/1/2023	2,250,000	2,573,505
Series C, 5.00%, 8/1/2020	150,000	156,017
Series C, 5.00%, 7/1/2022	250,000	277,360
Series C, 5.00%, 8/1/2022	210,000	233,589
Series C, 5.00%, 10/1/2022	7,930,000	8,866,612
Series C, 5.00%, 2/1/2023	6,725,000	7,596,493
See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series D-1-R, 1.05%, 8/1/2043 (a)	$ 185,000	$ 184,306
Series D-2-R, 1.70%, 8/1/2043 (a)	13,400,000	13,476,380
Series E, 4.00%, 9/1/2021	200,000	211,362
Series E, 5.00%, 11/1/2019	200,000	202,462
Series E, 5.00%, 11/1/2022	9,690,000	10,862,393
Series E, 5.00%, 11/1/2023	1,410,000	1,628,564
Series E, 5.00%, 9/1/2028	7,805,000	8,704,916
Other Securities		74,978,587
		166,150,945
MICHIGAN — 0.9%
Other Securities		31,729,012
MINNESOTA — 1.5%
Minnesota, State General Obligation Series A, 5.00%, 8/1/2022	13,070,000	14,538,153
Other Securities		41,454,739
		55,992,892
MISSISSIPPI — 0.0% (b)
Other Securities		347,727
MISSOURI — 0.4%
Other Securities		14,981,298
NEBRASKA — 0.2%
Other Securities		7,995,531
NEVADA — 0.2%
Other Securities		6,700,249
NEW JERSEY — 0.4%
Other Securities		15,040,322
NEW MEXICO — 0.7%
Other Securities		26,606,364
NEW YORK — 14.5%
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2020	150,000	157,418
5.00%, 11/1/2022	15,000,000	16,840,950
5.00%, 8/1/2023	4,300,000	4,939,582
Series A-1, 5.00%, 8/1/2022	100,000	111,394
Series A-1, 5.00%, 8/1/2023	6,120,000	7,030,289
Series A-1, 5.00%, 8/1/2024	1,000,000	1,179,790
Series C, 5.00%, 11/1/2020	8,570,000	8,993,786
See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2021	$ 5,025,000	$ 5,460,115
Series C, 5.00%, 11/1/2022	3,695,000	4,148,488
Series C, 5.00%, 11/1/2023	4,560,000	5,277,288
Series C-1, 5.00%, 5/1/2020	105,000	108,251
Series C-1, 5.00%, 11/1/2021	7,000,000	7,606,130
Series C-1, 5.00%, 5/1/2023	16,000,000	18,241,920
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,398
Series A, 5.00%, 8/1/2020	90,000	93,650
Series A, 5.00%, 8/1/2022	22,130,000	24,601,699
Series A, 5.00%, 8/1/2023	21,715,000	24,879,527
Series C, 3.00%, 8/1/2019	150,000	150,216
Series C, 5.00%, 8/1/2020	135,000	140,474
Series C, 5.00%, 8/1/2021	1,500,000	1,613,970
Series C, 5.00%, 8/1/2022	15,360,000	17,075,557
Series C, 5.00%, 8/1/2023	3,040,000	3,483,019
Series E, 5.00%, 8/1/2020	275,000	286,151
Series E, 5.00%, 8/1/2021	11,180,000	12,029,456
Series E, 5.00%, 8/1/2022	150,000	166,754
Series E, 5.00%, 8/1/2023	5,000,000	5,728,650
Series E, 5.00%, 8/1/2024	10,000,000	11,787,200
Series G, 5.00%, 8/1/2020	120,000	124,866
Series I, 5.00%, 8/1/2020	8,115,000	8,444,063
Series I, 5.00%, 3/1/2021	3,720,000	3,949,598
Series J, 5.00%, 8/1/2020	135,000	140,474
Series J, 5.00%, 8/1/2021	225,000	242,096
Series J, 5.00%, 8/1/2023	4,705,000	5,390,660
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2021	4,865,000	5,158,116
Series A, 5.00%, 2/15/2022	19,320,000	21,169,310
Series A, 5.00%, 3/15/2022	330,000	362,564
Series A, 5.00%, 3/15/2023	4,930,000	5,589,683
Series A, 5.00%, 2/15/2024	9,500,000	11,046,315
Series A, 5.00%, 3/15/2024	5,000,000	5,827,500
Series B, 5.00%, 3/15/2021	100,000	106,332
Series B, 5.00%, 2/15/2022	3,600,000	3,944,592
Series B, 5.00%, 2/15/2023	1,500,000	1,696,440
Series C, 5.00%, 6/15/2020	6,125,000	6,342,989
Series D, 5.00%, 2/15/2021	5,255,000	5,571,614
Series D, 5.00%, 2/15/2022	13,275,000	14,545,683
Series D, 5.00%, 2/15/2023	8,900,000	10,065,544
See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series E, 5.00%, 2/15/2022	$ 5,220,000	$ 5,719,658
Series E, 5.00%, 2/15/2023	5,510,000	6,231,590
Series E, 5.00%, 3/15/2024	1,800,000	2,097,900
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2023	23,020,000	26,144,965
Series A, 5.00%, 3/15/2020	100,000	102,628
Series A, 5.00%, 3/15/2021	15,345,000	16,316,645
Series A, 5.00%, 3/15/2022	7,500,000	8,252,775
Series A, 5.00%, 3/15/2023	3,915,000	4,446,462
Series A, 5.00%, 3/15/2024	200,000	233,796
Series C, 5.00%, 3/15/2023	255,000	289,616
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,161,569
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2022	6,475,000	7,113,953
Series A, 5.00%, 3/15/2021	375,000	398,745
Series A, 5.00%, 3/15/2022	23,740,000	26,082,663
Series A, 5.00%, 3/15/2023	5,075,000	5,754,086
Series A, 5.00%, 3/15/2024	5,000,000	5,827,500
Series A-, 5.00%, 3/15/2021	10,140,000	10,782,065
Series A-, 5.00%, 3/15/2023	5,880,000	6,666,803
Series A-, 5.00%, 3/15/2024	13,430,000	15,652,665
Series C, 5.00%, 3/15/2020	100,000	102,628
Series E, 5.00%, 3/15/2023	125,000	141,726
Other Securities		78,818,567
		523,290,566
NORTH CAROLINA — 2.1%
North Carolina, State General Obligation Series A, 5.00%, 6/1/2023	15,000,000	17,114,100
Other Securities		57,110,205
		74,224,305
OHIO — 2.5%
Ohio, State General Obligation:
4.00%, 5/1/2022	250,000	262,355
5.00%, 9/1/2020	6,380,000	6,654,723
5.00%, 9/1/2021	200,000	215,746
Series A, 5.00%, 5/1/2020	145,000	149,464
Series A, 5.00%, 3/15/2022	5,535,000	6,074,939
Series A, 5.00%, 9/15/2022	125,000	139,362
Series A, 5.00%, 9/1/2023	325,000	373,126
Series B, 5.00%, 9/15/2019	20,000	20,151
See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2023	$ 130,000	$ 148,945
Series B, 5.00%, 6/15/2026	4,415,000	4,890,760
Series C, 3.00%, 11/1/2020	8,460,000	8,653,565
Series C, 5.00%, 11/1/2022	6,475,000	7,249,410
Series R, 5.00%, 5/1/2022	9,315,000	10,279,196
Series R, 5.00%, 5/1/2023	1,900,000	2,163,169
Series S, 5.00%, 5/1/2023	105,000	119,544
Series V, 5.00%, 5/1/2023	5,725,000	6,517,970
Other Securities		34,824,823
		88,737,248
OKLAHOMA — 0.2%
Other Securities		7,850,847
OREGON — 1.0%
Other Securities		37,753,169
PENNSYLVANIA — 2.4%
Pennsylvania, State General Obligation:
5.00%, 9/15/2019	120,000	120,904
5.00%, 9/15/2020	265,000	276,724
5.00%, 3/15/2021	230,000	244,361
5.00%, 7/1/2021	10,400,000	11,159,304
5.00%, 9/15/2021	15,565,000	16,815,492
5.00%, 3/15/2022	1,000,000	1,097,830
5.00%, 8/15/2022	7,070,000	7,866,789
5.00%, 8/15/2023	14,580,000	16,711,158
Series D, 5.00%, 8/15/2019	125,000	125,554
Series D, 5.00%, 8/15/2022	200,000	222,540
Series REF, 5.00%, 7/1/2019	275,000	275,000
Series REF, 5.00%, 1/15/2021	13,470,000	14,229,708
Series REF, 5.00%, 1/15/2023	9,500,000	10,702,605
Series REF, 5.00%, 1/15/2024	5,260,000	6,088,976
Other Securities		2,119,105
		88,056,050
RHODE ISLAND — 0.2%
Other Securities		7,792,667
SOUTH CAROLINA — 0.3%
Other Securities		11,908,445
TENNESSEE — 0.9%
Other Securities		33,708,868
See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
TEXAS — 13.2%
Dallas, TX, General Obligation 5.00%, 2/15/2024	$ 15,100,000	$ 17,439,745
Houston, TX, Independent School District, General Obligation:
2.25%, 6/1/2039 (a)(c)	6,320,000	6,440,775
5.00%, 2/15/2020 (c)	210,000	214,815
5.00%, 2/15/2021 (c)	400,000	423,836
5.00%, 2/15/2022 (c)	10,995,000	12,044,363
5.00%, 2/15/2023 (c)	10,735,000	12,124,109
5.00%, 2/15/2024 (c)	4,165,000	4,840,688
Series A, 5.00%, 2/15/2021 (c)	4,240,000	4,492,662
Series A, 5.00%, 2/15/2022 (c)	3,145,000	3,445,159
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2021	505,000	534,295
5.00%, 2/1/2022	4,410,000	4,820,318
5.00%, 2/1/2023	5,300,000	5,972,941
5.00%, 2/1/2024	8,505,000	9,861,633
Series B-REMK 9/, 2.00%, 2/1/2033 (a)	375,000	377,494
Series D, VRN, 3.00%, 12/1/2045 (a)	16,375,000	16,696,441
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (a)	30,000,000	31,324,500
Texas, State General Obligation:
2.25%, 8/1/2029 (a)	5,890,000	5,938,357
5.00%, 4/1/2020	135,000	138,730
5.00%, 10/1/2020	100,000	104,599
5.00%, 10/1/2021	8,175,000	8,848,538
5.00%, 4/1/2022	50,000	55,013
5.00%, 10/1/2023	3,660,000	4,210,537
5.00%, 4/1/2024	1,000,000	1,165,900
Series A, 4.00%, 10/1/2019	230,000	231,541
Series A, 4.00%, 10/1/2021	7,125,000	7,554,709
Series A, 5.00%, 10/1/2020	250,000	261,497
Series A, 5.00%, 10/1/2021	1,630,000	1,764,296
Series A, 5.00%, 10/1/2022	1,360,000	1,520,167
Series A, 5.00%, 10/1/2023	5,000,000	5,752,100
Texas, State Transportation Commission, Highway Fund Revenue Series A, 5.00%, 4/1/2023	14,710,000	16,682,611
Other Securities		291,992,271
		477,274,640
See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
UTAH — 0.6%
Other Securities		$ 21,393,286
VIRGINIA — 3.2%
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	$ 12,925,000	14,140,725
Series A, 5.00%, 2/1/2021	235,000	248,710
Series A, 5.00%, 2/1/2022	60,000	65,644
Series A, 5.00%, 2/1/2023	16,915,000	19,111,864
Series B, 5.00%, 9/1/2022	440,000	490,406
Series B, 5.00%, 2/1/2023	6,020,000	6,795,617
Series D, 5.00%, 2/1/2022	130,000	142,228
Series E, 5.00%, 2/1/2023	5,000,000	5,644,200
Other Securities		67,653,290
		114,292,684
WASHINGTON — 3.2%
Washington, State General Obligation:
4.00%, 7/1/2022	2,390,000	2,580,029
5.00%, 7/1/2022	100,000	110,882
5.00%, 7/1/2023	2,030,000	2,321,021
Series 2016A, 5.00%, 7/1/2021	8,060,000	8,651,040
Series 2016A, 5.00%, 7/1/2022	17,135,000	18,999,631
Series B, 5.00%, 8/1/2021	1,490,000	1,603,538
Series B, 5.00%, 7/1/2022	500,000	554,410
Series B, 5.00%, 7/1/2023	2,000,000	2,286,720
Series C, 5.00%, 2/1/2024	11,860,000	13,791,994
Series D, 5.00%, 2/1/2021	40,000	42,327
Series E, 5.00%, 2/1/2022	100,000	109,379
Series R-2015, 5.00%, 7/1/2021	285,000	305,899
Series R-2015-C, 5.00%, 7/1/2022	255,000	282,749
Series R-2017A, 5.00%, 8/1/2020	270,000	280,770
Series R-2017A, 5.00%, 8/1/2021	7,000,000	7,533,400
Series R-C, 5.00%, 7/1/2019	235,000	235,000
Series R-C, 5.00%, 7/1/2020	210,000	217,738
Series R-F, 5.00%, 7/1/2021	100,000	107,333
Other Securities		57,221,054
		117,234,914
WEST VIRGINIA — 0.0% (b)
Other Security		272,093
See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
WISCONSIN — 2.8%
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2021	$ 90,000	$ 96,037
Series 1, 5.00%, 11/1/2021	185,000	200,707
Series 1, 5.00%, 11/1/2022	250,000	279,988
Series 1, 5.00%, 11/1/2023	2,500,000	2,884,100
Series 2, 5.00%, 11/1/2022	14,070,000	15,757,696
Series 2, 5.00%, 11/1/2023	13,745,000	15,856,781
Series 3, 5.00%, 11/1/2021	5,435,000	5,896,431
Series A, 5.00%, 5/1/2020	205,000	211,277
Series A, 5.00%, 5/1/2022	125,000	137,828
Series A, 5.00%, 5/1/2023	8,685,000	9,867,772
Series A, 5.00%, 5/1/2024	130,000	143,437
Series A, 5.00%, 5/1/2027	2,500,000	2,847,525
Series A, 5.00%, 5/1/2034	645,000	734,661
Series B, 5.00%, 5/1/2020	5,045,000	5,199,478
Series B, 5.00%, 5/1/2021	175,000	186,739
Series B, 5.00%, 5/1/2023	130,000	138,646
Series B, 5.00%, 5/1/2026	195,000	200,938
Series B, 5.00%, 5/1/2027	2,500,000	2,758,400
Series C, 5.00%, 5/1/2023	2,700,000	3,069,630
Series D, 5.00%, 5/1/2021	8,065,000	8,606,000
Other Securities		24,303,282
		99,377,353
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,524,564,549)		3,565,233,818
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e) (Cost $10,695,980)	10,695,980	10,695,980
TOTAL INVESTMENTS — 99.0% (Cost $3,535,260,529)		3,575,929,798
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		37,584,410
NET ASSETS — 100.0%		$ 3,613,514,208

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	1.1%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
VRN=	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,565,233,818	$—	$3,565,233,818
Short-Term Investment	10,695,980	—	—	10,695,980
TOTAL INVESTMENTS	$10,695,980	$3,565,233,818	$—	$3,575,929,798
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,594,151	$7,594,151	$571,670,328	$568,568,499	$—	$—	10,695,980	$10,695,980	$240,525
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,912,740,198	$3,565,233,818
Investments in affiliated issuers, at value	4,244,002	10,695,980
Total Investments	2,916,984,200	3,575,929,798
Cash	62	93
Receivable for investments sold	832,075	215,000
Receivable for fund shares sold	—	9,784,278
Dividends receivable — affiliated issuers	15,750	20,469
Interest receivable — unaffiliated issuers	33,748,249	46,261,598
Receivable from Adviser	178,220	—
Other Receivable	385	39
TOTAL ASSETS	2,951,758,941	3,632,211,275
LIABILITIES
Payable for investments purchased	24,667,912	18,099,787
Advisory fee payable	718,258	589,675
Trustees’ fees and expenses payable	5,481	7,605
TOTAL LIABILITIES	25,391,651	18,697,067
NET ASSETS	$2,926,367,290	$3,613,514,208
NET ASSETS CONSIST OF:
Paid-in Capital	$2,811,742,763	$3,580,563,688
Total distributable earnings (loss)	114,624,527	32,950,520
NET ASSETS	$2,926,367,290	$3,613,514,208
NET ASSET VALUE PER SHARE
Net asset value per share	$ 50.24	$ 48.93
Shares outstanding (unlimited amount authorized, $0.01 par value)	58,251,036	73,851,082
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,799,227,644	$3,524,564,549
Investments in affiliated issuers	4,244,002	10,695,980
Total cost of investments	$2,803,471,646	$3,535,260,529
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 69,897,037	$ 56,464,485
Dividend income — affiliated issuers	218,455	240,525
TOTAL INVESTMENT INCOME (LOSS)	70,115,492	56,705,010
EXPENSES
Advisory fee	8,426,608	7,279,994
Trustees’ fees and expenses	40,437	52,880
TOTAL EXPENSES	8,467,045	7,332,874
Expenses waived/reimbursed by the Adviser	(2,006,647)	—
NET EXPENSES	6,460,398	7,332,874
NET INVESTMENT INCOME (LOSS)	63,655,094	49,372,136
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(103,863)	(7,113,093)
In-kind redemptions — unaffiliated issuers	(3,670,101)	(1,601,805)
Net realized gain (loss)	(3,773,964)	(8,714,898)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	126,315,005	78,817,800
NET REALIZED AND UNREALIZED GAIN (LOSS)	122,541,041	70,102,902
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$186,196,135	$119,475,038
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 63,655,094	$ 55,923,486
Net realized gain (loss)	(3,773,964)	7,724,321
Net change in unrealized appreciation/depreciation	126,315,005	(44,417,185)
Net increase (decrease) in net assets resulting from operations	186,196,135	19,230,622
Net equalization credits and charges	155,355	282,310
Distributions to shareholders	(63,539,157)	(55,387,765)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	733,712,318	1,227,745,603
Cost of shares redeemed	(626,611,553)	(906,862,807)
Net income equalization	(155,355)	(282,310)
Other Capital	16,066	20,661
Net increase (decrease) in net assets from beneficial interest transactions	106,961,476	320,621,147
Net increase (decrease) in net assets during the period	229,773,809	284,746,314
Net assets at beginning of period	2,696,593,481	2,411,847,167
NET ASSETS AT END OF PERIOD	$2,926,367,290	$2,696,593,481
SHARES OF BENEFICIAL INTEREST:
Shares sold	15,300,000	25,300,000
Shares redeemed	(13,100,000)	(18,700,000)
Net increase (decrease)	2,200,000	6,600,000
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 49,372,136	$ 40,020,782
Net realized gain (loss)	(8,714,898)	(5,347,174)
Net change in unrealized appreciation/depreciation	78,817,800	(37,204,719)
Net increase (decrease) in net assets resulting from operations	119,475,038	(2,531,111)
Net equalization credits and charges	(71,715)	160,374
Distributions to shareholders	(48,718,512)	(39,494,976)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	283,155,623	549,634,104
Cost of shares redeemed	(394,531,921)	(312,283,159)
Net income equalization	71,715	(160,374)
Other Capital	38,883	121,780
Net increase (decrease) in net assets from beneficial interest transactions	(111,265,700)	237,312,351
Net increase (decrease) in net assets during the period	(40,580,889)	195,446,638
Net assets at beginning of period	3,654,095,097	3,458,648,459
NET ASSETS AT END OF PERIOD	$3,613,514,208	$3,654,095,097
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,900,000	11,400,000
Shares redeemed	(8,200,000)	(6,500,000)
Net increase (decrease)	(2,300,000)	4,900,000
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 48.11	$ 48.77	$ 50.59	$ 47.52	$ 47.44
Income (loss) from investment operations:
Net investment income (loss) (b)	1.10	1.06	1.05	1.09	1.14
Net realized and unrealized gain (loss) (c)	2.13	(0.67)	(1.75)	3.11	0.06
Total from investment operations	3.23	0.39	(0.70)	4.20	1.20
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.02	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.10)	(1.06)	(1.04)	(1.10)	(1.14)
Net realized gains	—	—	(0.09)	(0.05)	—
Total distributions	(1.10)	(1.06)	(1.13)	(1.15)	(1.14)
Net asset value, end of period	$ 50.24	$ 48.11	$ 48.77	$ 50.59	$ 47.52
Total return (e)	6.82%	0.81%	(1.34)%	9.02%	2.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,926,367	$2,696,593	$2,411,847	$1,950,478	$1,304,277
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.27%	2.19%	2.15%	2.23%	2.37%
Portfolio turnover rate (f)	22%	20%	23%	21%	20%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 47.98	$ 48.54	$ 49.07	$ 48.50	$ 48.72
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	0.54	0.49	0.46	0.44
Net realized and unrealized gain (loss) (c)	0.94	(0.57)	(0.52)	0.57	(0.22)
Total from investment operations	1.59	(0.03)	(0.03)	1.03	0.22
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.64)	(0.53)	(0.48)	(0.46)	(0.44)
Net realized gains	—	—	(0.02)	—	(0.00)(d)
Total distributions	(0.64)	(0.53)	(0.50)	(0.46)	(0.44)
Net asset value, end of period	$ 48.93	$ 47.98	$ 48.54	$ 49.07	$ 48.50
Total return (e)	3.34%	(0.06)%	(0.04)%	2.13%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,613,514	$3,654,095	$3,458,648	$2,966,297	$2,609,387
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.36%	1.11%	1.01%	0.94%	0.91%
Portfolio turnover rate (f)	35%	27%	32%	23%	23%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Summary Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.30%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
For the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until October 31, 2019, so that the net annual fund operating expenses of the Fund will be limited to 0.23% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Agreement (except for acquired fund fees and expenses from holdings in acquired funds for non-cash management purposes), if any. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2019. This waiver and/or reimbursement may not be terminated prior to October 31, 2019 except with the approval of the Fund’s Board of Trustees. The total amount of expenses waived for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF for the period ended June 30, 2019 have been disclosed in the Statements of Operations.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the Funds.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 711,859,388	$ 627,599,980
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	1,437,877,235	1,266,341,995
For the period ended June 30, 2019, Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$716,507,428	$628,063,098	$(3,670,101)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	204,727,888	396,559,824	(1,601,805)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$235,111	$63,304,046	$—	$63,539,157
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	222,187	48,496,325	—	48,718,512
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 192,891	$ 55,194,874	$ —	$ 55,387,765
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	149,192	39,345,784	—	39,494,976
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$—	$2,215,581	$ (1,637,810)	$—	$114,046,942	$—	$114,624,713
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	—	2,497,058	(10,437,386)	—	40,890,848	—	32,950,520
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$1,637,810	$ —
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	1,013,343	9,424,043
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$2,802,937,258	$114,103,441	$ 56,499	$114,046,942
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,535,038,950	41,654,507	763,659	40,890,848
8.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The following Funds participate in the credit facility as of June 30, 2019:
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2019.
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 55,387,765	$—	$ 55,387,765	$ 2,141,683
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	39,494,976	—	39,494,976	1,846,857
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
58

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (collectively referred to as the “Funds”) (two of the funds constituting SPDR® Series Trust (the “Trust”)), including the summary schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedules of investments in securities as of June 30, 2019 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SPDR® Series Trust) at June 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and schedules of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedules of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an
59

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedules of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedules of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
60

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
61

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Annualized Expense Ratio	0.23%	0.20%
Actual:
Ending Account Value	$1,053.20	$1,024.20
Expenses Paid During Period(a)	1.17	1.00
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.70	1,023.80
Expenses Paid During Period(a)	1.15	1.00
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
62

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	99.63%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	99.54%
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
63

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible
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OTHER INFORMATION  (continued)
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for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and
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related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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Approval of Nuveen Asset Management Sub-Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by Nuveen with respect to the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
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TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
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OTHER INFORMATION  (continued)
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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management Inc. has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRMUNIAR

Annual Report
June 30, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Intermediate Term Treasury ETF
SPDR Bloomberg Barclays Corporate Bond ETF
SPDR Bloomberg Barclays Mortgage Backed Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR ICE BofAML Broad High Yield Bond ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays 3-10 Year U.S. Treasury Index is designed to measure the performance of intermediate term (3-10 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 3 years and less than 10 years, are rated investment grade and have $300 million or more of outstanding face value.
The Bloomberg Barclays U.S. Corporate Bond Index is designed to measure the performance of the investment grade corporate bond market. The Index includes publicly issued, investment grade, fixed-rate, taxable, U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. industrial, utility, and financial institutions. Bonds included in the Index must have $300 million or more of par amount outstanding and a remaining maturity of at least 1 year. The Index considers investment grade securities to be rated Baa3/BBB- or higher, using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC.
The Bloomberg Barclays U.S. MBS Index (the “MBS Index”) measures the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).
The Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years.
The Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index is designed to be a broad based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Barclays Global ex-USD Aggregate Bond Index (the “Aggregate Index”). The major components of the Aggregate Index are the Pan-European Aggregate and the Asian Pacific Aggregate Indices.
The Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index consists of debt instruments that pay a variable coupon rate, a majority of which are based on the 3-month LIBOR, with a fixed spread. The Index may include U.S. registered, dollar denominated bonds of non-U.S. corporations, governments and supranational entities. Excluded from the Index are fixed rate bullet bonds, fixed-rate puttable and fixed-rate callable bonds, fixed rate and fixed to floating capital securities, bonds with equity-linked features (e.g. warrants and convertibles), inflation linked bonds and securitized bonds.
The ICE BofAML US High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as "junk") corporate debt publicly issued in the U.S. domestic market. The Index includes securities rated below investment grade (based on an average of Moody's Investors Service, Inc., Fitch, Inc., and Standard & Poor's Financial Services, LLC) with at least 18 months remaining to final maturity at the time of issuance and at least one year remaining term to final maturity as of the Index's rebalancing date. In addition, individual securities of qualifying issuers must have a fixed coupon schedule and a minimum amount outstanding of $250 million.
See accompanying notes to financial statements.
1

Notes to Performance Summary (Unaudited)  (continued)
The Dorsey Wright Fixed Income Allocation Index includes U.S.-listed fixed income ETFs advised by SSGA FM or its affiliates that are designed to target exposure to fixed income securities, including U.S. and non-U.S. developed and emerging market bonds, treasury bonds, corporate bonds, high yield bonds, inflation-protected bonds, floating rate notes, first lien senior secured floating rate bank loans, U.S nonconvertible preferred stock and other preferred securities, U.S. municipal bonds and U.S. convertible securities.
The Bloomberg Barclays EM Local Currency Government Diversified Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher.
The S&P Municipal Yield Index is market value-weighted and designed to measure the performance of high yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes.
See accompanying notes to financial statements.
2

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate-term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 3-10 Year U.S. Treasury Index (the “Index”).For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 10.61%, and the Index was 10.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 7.73%, and the Index was 7.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 0.37% in the third quarter of 2018, even as the Federal Reserve was in the process of gradually tightening policy rates, and US Treasury yields were rising. However, softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. The five-year Treasury rate peaked in November at nearly 3.1%, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, the five-year rate fell by over 130 basis points from late 2018 through June 2019, positively impacting Fund performance. The Fund gained 8.13% from October 2018 to June 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays Intermediate Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 3-10 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays 3-10 Year U.S. Treasury Index
ONE YEAR	7.73%	7.73%	7.81%	7.73%	7.73%	7.81%
FIVE YEARS(1) (2)	11.48%	11.47%	12.02%	2.20%	2.20%	2.30%
TEN YEARS(1) (2)	28.13%	28.01%	29.45%	2.51%	2.50%	2.61%

(1)	Effective April 30, 2018, the Fund changed its benchmark from the Bloomberg Barclays Intermediate U.S. Treasury Index to the Bloomberg Barclays 3-10 Year U.S. Treasury Index. The Fund's performance is based on the Fund's prior investments strategy to track a different benchmark index for periods prior to April 30, 2018.
(2)	Index returns represent the Fund's prior benchmark index from June 30, 2009 through April 29, 2018 and the Bloomberg Barclays 3-10 Year U.S. Treasury Index from April 30, 2018 through June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Bloomberg Barclays Intermediate Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Treasury Notes 2.00% 5/31/2024	2.3%
Treasury Notes 3.13% 11/15/2028	2.0
Treasury Notes 2.63% 2/15/2029	1.9
Treasury Notes 2.88% 8/15/2028	1.9
Treasury Notes 2.75% 2/15/2028	1.8
TOTAL	9.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Corporate Index (the “Index”).*
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 10.61%, and the Index was 10.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund gained 0.53% in the second half of 2018, even as the Federal Reserve raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018, causing credit spreads to rise. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields and credit spreads declined, and the Fund gained 10.02%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective July 31, 2018 the Fund changed its benchmark index from the Bloomberg Barclays Issuer Scored Corporate Index to the Bloomberg Barclays U.S. Corporate Bond Index. Performance of the Fund prior to July 31, 2018 is therefore based on the Fund’s investment strategy to track an index different from the Bloomberg Barclays U.S. Corporate Bond Index.
See accompanying notes to financial statements.
6

SPDR Bloomberg Barclays Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Corporate Bond Index
ONE YEAR(1) (2)	10.61%	10.81%	10.52%	10.61%	10.81%	10.52%
FIVE YEARS(1) (2)	20.24%	20.15%	21.63%	3.75%	3.74%	3.99%
SINCE INCEPTION(1) (2) (3)	44.95%	45.27%	48.54%	4.61%	4.64%	4.92%

(1)	Effective July 31, 2018, the Fund changed its benchmark from the Bloomberg Barclays Issuer Scored Corporate Index to the Bloomberg Barclays U.S. Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 31, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from inception through July 30, 2018 and the Bloomberg Barclays U.S. Corporate Bond Index from July 31, 2018 through June 30, 2019.
(3)	For the period April 6, 2011 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Bloomberg Barclays Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Apple, Inc. 2.70% 5/13/2022	0.6%
CVS Health Corp. 4.78% 3/25/2038	0.6
Bank of America Corp. 3.50% 5/17/2022	0.6
JPMorgan Chase & Co. 2.40% 6/7/2021	0.5
Goldman Sachs Group, Inc. 3.00% 4/26/2022	0.5
TOTAL	2.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	98.7%
Short-Term Investments	1.0
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
Sector Breakdown as of June 30, 2019

% of Total Investments
Financial	31.4%
Consumer, Non-cyclical	18.0
Communications	9.6
Energy	8.9
Industrial	7.4
Utilities	7.3
Technology	7.3
Consumer, Cyclical	6.2
Basic Materials	2.9
Short-Term Investments	1.0
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. MBS Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 6.21%, and the Index was 6.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 0.10% in the third quarter of 2018, as the Federal Reserve was in the process of gradually tightening policy rates, and US Treasury yields were rising. However, softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. The 30-year Treasury rate peaked in November at nearly 3.5%, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, the 30-year rate fell by over 90 basis points from late 2018 through June 2019, positively impacting Fund performance. The Fund gained 4.17% from January 2019 to June 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR Bloomberg Barclays Mortgage Backed Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index
ONE YEAR	6.21%	6.68%	6.22%	6.21%	6.68%	6.22%
FIVE YEARS	12.19%	12.62%	13.46%	2.33%	2.41%	2.56%
TEN YEARS	36.08%	36.77%	37.48%	3.13%	3.18%	3.23%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07% (0.06% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its management fee and reimburse certain expenses, until October 31, 2019 so that the Net annual Fund operating expenses of the Fund will be limited to 0.06% of the Fund’s average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR Bloomberg Barclays Mortgage Backed Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Federal National Mortgage Association 4.00% 12/1/2048	1.1%
Federal Home Loan Mortgage Corp. 3.50% 3/1/2046	0.9
Government National Mortgage Association 3.00% 9/20/2046	0.9
Federal National Mortgage Association TBA 4.00% 7/1/2049	0.9
Federal Home Loan Mortgage Corp. 3.00% 10/1/2046	0.8
TOTAL	4.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of June 30, 2019

Description	% of Total Investments
Federal National Mortgage Association	43.6%
Government National Mortgage Association	28.6
Federal Home Loan Mortgage Corp.	23.7
TOTAL	95.9%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund’s benchmark is the Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 0.21%, and the Index was 0.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 1.00% in the second half of 2018, as central banks were less accommodative on their monetary policies. A slowdown in global growth, decelerating core and headline inflation, and increasing trade and political uncertainties (Brexit, US-China trade dispute) were major contributors to risk-off sentiment in late 2018. A dovish turn by central banks in 2019 increased the likelihood of easy monetary policy, and interest rates around the world declined through June 2019, positively impacting Fund performance. The Fund gained 1.24% in the first half of 2019.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index
ONE YEAR	0.21%	0.42%	0.65%	0.21%	0.42%	0.65%
FIVE YEARS	– 13.06%	– 12.97%	– 11.33%	– 2.76%	– 2.74%	– 2.38%
TEN YEARS	– 4.87%	– 4.83%	– 0.83%	– 0.50%	– 0.49%	– 0.08%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Korea Treasury Bond 2.00% 3/10/2021	3.4%
Government of Japan 5 Year Bond 0.10% 6/20/2021	2.5
Government of Japan 5 Year Bond 0.10% 12/20/2021	2.5
Government of Japan 5 Year Bond 0.10% 9/20/2021	2.0
Government of Japan 5 Year Bond 0.10% 12/20/2020	2.0
TOTAL	12.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Foreign Government Obligations	98.5%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
Top Ten Countries as of June 30, 2019

Description	% of Total Investments
Japan	23.3%
Italy	5.9
France	5.9
Spain	4.6
Germany	4.5
Belgium	4.4
Canada	4.3
South Korea	4.2
United Kingdom	4.2
Netherlands	4.0
TOTAL	65.3%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. The Fund’s benchmark is the Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.59%, and the Index was 2.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Significant rally in euro area and UK rates, and a modest tightening in corporate credit spreads were the primary drivers of fund performance over the Reporting Period. The fund’s total returns were mostly driven by the rates component, with a much smaller credit spread return component. Rates rallied across euro area as the European Central Bank (ECB) was dovish over the Reporting Period due to concerns over euro area growth, soft inflation and rising trade tension with the US. In addition, the ongoing Brexit concerns led to a risk-off sentiment leading to a rally in UK rates as well. Weak economic data aided the rates rally too, particularly in the euro area, as its Manufacturing PMI (PMI: Purchasing Manager’s Index - a leading indicator of overall economic activity) shrank for the fifth consecutive month to 47.6. Increasing demand for higher-yielding assets on the back of expectations of more central bank stimulus counterbalanced the strong euro area corporate credit supply leading to corporate credit spreads across euro area and UK remaining flat/modestly tighter.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR Bloomberg Barclays International Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index
ONE YEAR	1.59%	1.99%	2.10%	1.59%	1.99%	2.10%
FIVE YEARS	– 7.22%	– 7.42%	– 4.93%	– 1.49%	– 1.53%	– 1.01%
SINCE INCEPTION(1)	25.76%	26.02%	31.19%	2.55%	2.57%	3.02%

(1)	For the period May 19, 2010 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR Bloomberg Barclays International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Deutsche Bank AG 1.13% 3/17/2025	0.6%
Panasonic Corp. 0.47% 9/18/2026	0.6
Sanofi 0.50% 1/13/2027	0.6
Anheuser-Busch InBev NV 2.75% 3/17/2036	0.6
Orange SA 8.13% 1/28/2033	0.5
TOTAL	2.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of June 30, 2019

Description	% of Total Investments
United States	26.5%
France	17.3
United Kingdom	11.2
Netherlands	10.1
Germany	9.9
Spain	5.7
Italy	3.8
Switzerland	3.1
Belgium	2.4
Luxembourg	2.0
TOTAL	92.0%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years. The Fund’s benchmark is the Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 2.83%, and the Index was 3.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 0.51% in the second half of 2018, even as the Federal Reserve raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018, causing credit spreads to widen vs. US Treasuries. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields declined and credit spreads tightened vs. US Treasuries, and the Fund gained 2.31%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index
ONE YEAR	2.83%	2.79%	3.07%	2.83%	2.79%	3.07%
FIVE YEARS	7.87%	7.83%	8.86%	1.53%	1.52%	1.71%
SINCE INCEPTION(1)	13.11%	13.11%	14.97%	1.64%	1.64%	1.86%

(1)	For the period November 30, 2011 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Morgan Stanley 3.77% 1/20/2022	0.9%
AT&T, Inc. 3.27% 6/1/2021	0.7
Asian Development Bank 2.42% 12/15/2021	0.6
Morgan Stanley 3.10% 2/10/2021	0.6
UBS AG 3.03% 6/8/2020	0.6
TOTAL	3.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	86.5%
Foreign Government Obligations	13.0
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
Sector Breakdown as of June 30, 2019

% of Total Investments
Financial	58.1%
Government	11.5
Consumer, Cyclical	8.6
Consumer, Non-cyclical	5.9
Communications	4.4
Industrial	4.2
Technology	2.8
Energy	1.8
Utilities	1.6
Basic Materials	0.2
Short-Term Investments	0.9
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
20

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR ICE BofAML Broad High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the broad U.S. corporate high yield market. The Fund’s benchmark is the ICE BofAML US High Yield Index (the “Index”).*
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 8.30%, and the Index was 8.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund gained 1.67% in the third quarter of 2018, even as the Federal Reserve raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018. As a result, high yield spreads rose substantially in the fourth quarter, and the Fund lost 1.90%. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields and credit spreads declined, and the Fund gained 8.58%.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective April 1, 2019 the Fund changed its benchmark index from the ICE BofAML US Diversified Crossover Corporate Index to the ICE BofAML US High Yield Index. Performance of the Fund prior to April 1, 2019 is therefore based on the Fund’s investment strategy to track an index different from the ICE BofAML US High Yield Index.
See accompanying notes to financial statements.
21

SPDR ICE BofAML Broad High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	ICE BofAML US High Yield Index	Net Asset Value	Market Value	ICE BofAML US High Yield Index
ONE YEAR(1) (2)	8.30%	8.26%	8.92%	8.30%	8.26%	8.92%
FIVE YEARS(1) (2)	21.74%	21.49%	23.94%	4.01%	3.97%	4.39%
SINCE INCEPTION(1) (2) (3)	40.45%	40.38%	43.77%	4.95%	4.94%	5.30%

(1)	Effective April 1, 2019, the Fund changed its benchmark from the ICE BofAML US Diversified Crossover Corporate Index to the ICE BofAML US High Yield Index . The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April 1, 2019.
(2)	Index returns represent the Fund’s prior benchmark index from inception through March 31, 2019 and the ICE BofAML US High Yield Index from April 1, 2019 through June 30, 2019.
(3)	For the period June 18, 2012 to June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR ICE BofAML Broad High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR ICE BofAML Broad High Yield Bond ETF (Formerly, SPDR ICE Bofaml Crossover Corporate Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
CSC Holdings LLC 6.63% 10/15/2025	0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25% 8/15/2024	0.5
Sprint Corp. 7.88% 9/15/2023	0.5
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.5
Altice France SA 7.38% 5/1/2026	0.4
TOTAL	2.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	98.1%
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%
Sector Breakdown as of June 30, 2019

% of Total Investments
Communications	19.7%
Consumer, Cyclical	14.8
Consumer, Non-cyclical	14.4
Energy	14.0
Financial	9.4
Industrial	9.0
Basic Materials	5.9
Technology	4.8
Utilities	2.6
Diversified	0.2
Short-Term Investments	5.2
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
23

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dorsey Wright Fixed Income Allocation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dorsey Wright Fixed Income Allocation Index. The Fund’s benchmark is the Dorsey Wright Fixed Income Allocation Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 3.43%, and the Index was 3.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending income, partially offset by fees, expenses, and cash drag, contributed to the difference between the Fund’s performance and that of the Index.
The Fund lost 3.54% in the second half of 2018, as the Federal Reserve raised the target fed funds rate by 50 basis points. Softening economic data (decelerating core and headline inflation) and increasing trade and political uncertainties were major contributors to risk-off sentiment in late 2018, causing credit spreads to rise. Treasury rates peaked in November, but a dovish turn by the Fed in early 2019 increased the likelihood of an ease in monetary policy. As a result, in the first half of 2019, Treasury yields and credit spreads declined, and the Fund gained 7.21%.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, and SPDR Bloomberg Barclays High Yield Bond ETF. The top negative contributors to the Fund’s performance during the Reporting Period were SPDR FTSE International Government Inflation-Protected Bond ETF, SPDR Bloomberg Barclays Convertible Securities ETF, and SPDR Wells Fargo Preferred Stock ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR Dorsey Wright Fixed Income Allocation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Dorsey Wright Fixed Income Allocation Index(1)	Bloomberg Barclays U.S. Aggregate Bond Index(2)	Net Asset Value	Market Value	Dorsey Wright Fixed Income Allocation Index(1)	Bloomberg Barclays U.S. Aggregate Bond Index(2)
ONE YEAR	3.43%	3.44%	3.32%	7.87%	3.43%	3.44%	3.32%	7.87%
SINCE INCEPTION(3)	5.96%	5.95%	5.88%	9.08%	1.90%	1.89%	1.87%	2.86%

(1)	Primary benchmark.
(2)	Secondary benchmark.
(3)	For the period June 1, 2016 through June 30, 2019. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/1/16, 6/2/16, respectively),the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dorsey Wright Fixed Income Allocation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.60%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR Dorsey Wright Fixed Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Four Holdings as of June 30, 2019

Description	% of Net Assets
SPDR Portfolio Intermediate Term Corporate Bond ETF	25.5%
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	25.2
SPDR Bloomberg Barclays High Yield Bond ETF	25.1
SPDR Blackstone / GSO Senior Loan ETF	24.0
TOTAL	99.8%
(The four largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Class Breakdown as of June 30, 2019

% of Net Assets
Domestic Fixed Income	99.8%
Short Term Investments	5.4
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries. The Fund’s benchmark is the Bloomberg Barclays EM Local Currency Government Diversified Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 7.70%, and the Index was 8.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Brazil and Indonesia were primary drivers of the positive Fund performance during the Reporting Period, while Turkey and Argentina were key detractors. The dovish tone from developed market central banks, especially the Fed and ECB, were supportive of emerging market assets. Brazil was the best performer in the Fund as there was progress on much-needed social security reform, while Indonesian assets rallied on the back of strong activity data and dovish comments from the central bank. However, Turkey was the worst performer in the Fund as several vulnerabilities combined simultaneously to drive yields significantly higher and the currency lower. The economy fell into recession after a decade, with seasonally adjusted GDP shrinking 2.6% and leading to a sell-off in Turkish assets across the board. Argentina was also one of the worst performers as investor sentiment soured on the back of weak economic data, leading to outflows from the country.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index
ONE YEAR	7.70%	8.37%	8.51%	7.70%	8.37%	8.51%
FIVE YEARS	– 3.14%	– 2.86%	0.68%	– 0.64%	– 0.58%	0.13%
SINCE INCEPTION(1)	11.08%	11.24%	19.34%	1.27%	1.28%	2.14%

(1)	For the period February 23, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively),the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/2023	2.1%
Brazil Letras do Tesouro Nacional Zero Coupon, 7/1/2020	2.1
Poland Government Bond 2.75% 4/25/2028	1.3
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2022	1.3
Philippine Government Bond 8.00% 7/19/2031	1.0
TOTAL	7.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Foreign Government Obligations	97.3%
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	2.2
TOTAL	100.0%
Top Ten Countries as of June 30, 2019

Description	% of Total Investments
South Korea	12.6%
Brazil	10.4
Indonesia	7.9
Malaysia	7.9
Thailand	7.7
Mexico	4.5
South Africa	4.5
Russia	4.5
Poland	4.5
Colombia	4.4
TOTAL	68.9%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
29

SPDR Nuveen S&P High Yield Municipal Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Nuveen S&P High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. The Fund’s benchmark is the S&P Municipal Yield Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 7.70%, and the Index was 7.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Interest rate movement in the tax exempt market, the shape of the municipal yield curve, credit spread differentials and the relative performance of certain States and Sectors were the primary drivers of Fund performance during the Reporting Period.
Interest Rates moved lower over the Reporting Period. Municipal rates fell by approximately 39 basis points in the 2-year maturity range, by 68 basis points in 5-years, 83 basis points for 10-year maturities and 63 basis points in 30-years. These interest rate movements had a positive effect on Fund performance.
The shape of the municipal yield curve became flatter by 24 basis points during the reporting period. The Federal Reserve’s actions to raise the Federal Funds Target Rate came to an end during the Reporting Period. Inflation has appeared to be well controlled and yield curves have been pricing in a slowing economy. These developments had a positive effect on Fund performance.
Credit spread differentials between AAA and below investment grade rated municipals narrowed during the Reporting Period, which had a positive effect on Fund performance.
Distressed debt, specifically bonds within the Puerto Rico complex outperformed during the Reporting Period relative to the overall Index. Similarly, other distressed names like First Energy and Bronx Parking experienced outperformance relative to the overall Index. Long maturity and duration holdings and zero coupon structures performed well as interest rates fell. The Tobacco sector was the biggest laggard during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR Nuveen S&P High Yield Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Municipal Yield Index	Net Asset Value	Market Value	S&P Municipal Yield Index
ONE YEAR	7.70%	7.77%	7.86%	7.70%	7.77%	7.86%
FIVE YEARS	27.56%	27.54%	34.27%	4.99%	4.98%	6.07%
SINCE INCEPTION(1)	68.90%	68.87%	78.56%	6.59%	6.58%	7.31%

(1)	For the period April 13, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR Nuveen S&P High Yield Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5.00% 7/1/2058	2.1%
California, Golden State Tobacco Securitization Corp., CA, Revenue 5.00% 6/1/2047	1.0
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.75% 7/1/2053	0.9
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 5.75% 6/1/2034	0.9
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 5.13% 6/1/2024	0.9
TOTAL	5.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Municipal Bonds & Notes	98.4%
Short-Term Investment	0.8
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
Top Ten States as of June 30, 2019

% of Total Investments
California	12.6%
Puerto Rico	10.5
Illinois	10.3
Florida	6.1
Ohio	5.9
New York	5.5
Texas	5.5
New Jersey	4.8
Wisconsin	3.5
Pennsylvania	3.4
TOTAL	68.1%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
5.25%, 11/15/2028	$ 5,050,100	$ 6,457,026
5.25%, 2/15/2029	2,575,900	3,307,617
5.50%, 8/15/2028	3,038,100	3,930,067
6.00%, 2/15/2026	2,701,600	3,395,151
6.13%, 11/15/2027	4,516,900	5,972,189
6.25%, 8/15/2023	2,427,400	2,859,970
6.38%, 8/15/2027	1,091,000	1,454,269
6.50%, 11/15/2026	1,912,000	2,514,579
6.63%, 2/15/2027	1,703,500	2,270,978
6.75%, 8/15/2026	1,729,600	2,289,288
6.88%, 8/15/2025	1,457,200	1,879,560
7.13%, 2/15/2023	585,500	695,510
7.25%, 8/15/2022	2,724,600	3,177,565
7.50%, 11/15/2024	3,259,700	4,205,268
7.63%, 11/15/2022	1,603,900	1,911,398
7.63%, 2/15/2025	3,927,900	5,139,719
Treasury Notes:
1.25%, 7/31/2023	10,818,100	10,611,035
1.38%, 6/30/2023	11,161,400	11,007,059
1.38%, 8/31/2023	10,326,800	10,176,739
1.38%, 9/30/2023	12,365,100	12,180,590
1.50%, 2/28/2023	10,202,400	10,121,100
1.50%, 3/31/2023	12,201,000	12,100,914
1.50%, 8/15/2026	23,999,100	23,391,623
1.63%, 8/15/2022	2,595,600	2,587,692
1.63%, 8/31/2022	13,867,900	13,823,479
1.63%, 11/15/2022	13,408,700	13,363,655
1.63%, 4/30/2023	9,925,000	9,885,455
1.63%, 5/31/2023	9,797,600	9,759,328
1.63%, 10/31/2023	12,247,400	12,186,163
1.63%, 2/15/2026	25,331,400	24,959,345
1.63%, 5/15/2026	23,303,400	22,932,002
1.75%, 9/30/2022	11,599,100	11,607,256
1.75%, 1/31/2023	11,537,500	11,545,612
1.75%, 5/15/2023	20,362,100	20,374,826
1.75%, 6/30/2024 (a)	9,000,000	8,997,188
1.88%, 7/31/2022	14,073,700	14,137,471
1.88%, 8/31/2022	11,815,200	11,868,738
1.88%, 9/30/2022	12,867,000	12,930,330
1.88%, 10/31/2022	11,861,600	11,919,981
1.88%, 8/31/2024	10,841,200	10,894,559
1.88%, 6/30/2026 (a)	9,000,000	9,004,256
2.00%, 7/31/2022	12,604,300	12,708,679
2.00%, 10/31/2022	13,160,000	13,276,178
2.00%, 11/30/2022	24,454,700	24,676,321
2.00%, 2/15/2023	22,857,600	23,073,676
2.00%, 4/30/2024	9,873,300	9,982,061
2.00%, 5/31/2024	37,996,200	38,447,405
2.00%, 6/30/2024	10,223,600	10,335,421
2.00%, 2/15/2025	24,716,400	24,967,426
2.00%, 8/15/2025	25,752,300	25,997,752
2.00%, 11/15/2026	25,170,200	25,362,909
Security Description	Principal Amount	Value
2.13%, 12/31/2022	$ 24,665,100	$ 25,002,318
2.13%, 11/30/2023	12,143,400	12,336,935
2.13%, 2/29/2024	12,098,400	12,298,780
2.13%, 3/31/2024	29,804,500	30,305,123
2.13%, 7/31/2024	12,519,700	12,731,948
2.13%, 9/30/2024	9,594,100	9,756,000
2.13%, 11/30/2024	10,225,400	10,400,350
2.13%, 5/15/2025	27,445,500	27,908,643
2.13%, 5/31/2026	13,752,000	13,979,767
2.25%, 12/31/2023	9,943,600	10,158,786
2.25%, 1/31/2024	10,198,800	10,421,102
2.25%, 4/30/2024	17,754,000	18,157,626
2.25%, 10/31/2024	10,460,800	10,704,340
2.25%, 11/15/2024	25,990,900	26,596,001
2.25%, 12/31/2024	12,965,000	13,269,880
2.25%, 11/15/2025	25,048,600	25,653,289
2.25%, 3/31/2026	12,854,400	13,171,743
2.25%, 2/15/2027	25,578,500	26,213,966
2.25%, 8/15/2027	26,648,500	27,293,893
2.25%, 11/15/2027	26,739,800	27,374,870
2.38%, 1/31/2023	12,909,100	13,197,538
2.38%, 2/29/2024	16,690,500	17,161,224
2.38%, 8/15/2024	26,972,800	27,760,911
2.38%, 4/30/2026	12,487,200	12,894,985
2.38%, 5/15/2027	25,761,200	26,634,666
2.38%, 5/15/2029 (b)	17,034,400	17,603,988
2.50%, 3/31/2023	13,854,000	14,240,397
2.50%, 8/15/2023	18,203,300	18,755,088
2.50%, 1/31/2024	15,843,000	16,364,086
2.50%, 5/15/2024	26,116,100	27,015,881
2.50%, 1/31/2025	10,586,500	10,978,531
2.50%, 2/28/2026	12,319,500	12,812,280
2.63%, 2/28/2023	13,670,400	14,102,940
2.63%, 6/30/2023	15,414,600	15,944,477
2.63%, 12/31/2023	20,735,400	21,517,837
2.63%, 3/31/2025	12,330,400	12,874,672
2.63%, 12/31/2025	13,701,000	14,347,516
2.63%, 1/31/2026	13,198,200	13,825,114
2.63%, 2/15/2029	31,417,700	33,130,946
2.75%, 4/30/2023	14,100,700	14,630,578
2.75%, 5/31/2023	16,253,700	16,875,912
2.75%, 7/31/2023	15,887,700	16,518,243
2.75%, 8/31/2023	14,662,300	15,255,665
2.75%, 11/15/2023	23,705,800	24,704,037
2.75%, 2/15/2024	20,272,100	21,170,091
2.75%, 2/28/2025	12,456,500	13,086,137
2.75%, 6/30/2025	11,554,200	12,159,893
2.75%, 8/31/2025	11,601,000	12,218,210
2.75%, 2/15/2028	28,960,500	30,793,157
2.88%, 9/30/2023	17,898,900	18,725,326
2.88%, 10/31/2023	16,244,000	17,006,707
2.88%, 11/30/2023	17,542,900	18,384,411
2.88%, 4/30/2025	11,171,600	11,822,695
2.88%, 5/31/2025	12,194,900	12,912,303
2.88%, 7/31/2025	12,147,600	12,875,507

See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
2.88%, 11/30/2025	$ 13,114,700	$ 13,928,221
2.88%, 5/15/2028	26,837,900	28,821,389
2.88%, 8/15/2028	30,674,600	32,965,609
3.00%, 9/30/2025	13,113,400	14,008,799
3.00%, 10/31/2025	12,315,000	13,162,618
3.13%, 11/15/2028	30,335,700	33,274,471
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,669,098,961)		1,692,852,794
	Shares
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	207,279	207,279
State Street Navigator Securities Lending Portfolio III (e) (f)	9,073,350	9,073,350
TOTAL SHORT-TERM INVESTMENTS (Cost $9,280,629)		9,280,629
TOTAL INVESTMENTS — 99.8% (Cost $1,678,379,590)		1,702,133,423
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,065,727
NET ASSETS — 100.0%		$ 1,706,199,150

(a)	When-issued security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,692,852,794	$—	$1,692,852,794
Short-Term Investments	9,280,629	—	—	9,280,629
TOTAL INVESTMENTS	$9,280,629	$1,692,852,794	$—	$1,702,133,423
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	172,553	$172,553	$ 17,570,542	$ 17,535,816	$—	$—	207,279	$ 207,279	$19,599
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	51,140,169	51,140,169	—	—	—	—	5,081
State Street Navigator Securities Lending Portfolio III	—	—	69,581,030	60,507,680	—	—	9,073,350	9,073,350	6,078
Total		$172,553	$138,291,741	$129,183,665	$—	$—		$9,280,629	$30,758
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
4.00%, 3/15/2022	$ 11,000	$ 11,352
4.20%, 4/15/2024 (a)	13,000	13,986
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.63%, 5/1/2022	25,000	25,790
6.25%, 7/15/2019	11,000	11,012
WPP Finance 2010:
3.63%, 9/7/2022	19,000	19,565
3.75%, 9/19/2024	50,000	51,705
		133,410
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
2.60%, 10/30/2025	13,000	13,037
2.80%, 3/1/2027	38,000	38,242
3.10%, 5/1/2026	15,000	15,461
3.50%, 3/1/2039	25,000	25,163
3.85%, 11/1/2048	5,000	5,201
3.90%, 5/1/2049	15,000	15,689
5.88%, 2/15/2040	4,000	5,248
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	50,000	55,480
General Dynamics Corp.:
2.13%, 8/15/2026	50,000	48,838
2.25%, 11/15/2022	22,000	22,093
2.63%, 11/15/2027	25,000	25,185
Harris Corp. 5.05%, 4/27/2045	38,000	44,529
L3 Technologies, Inc.:
3.85%, 6/15/2023	8,000	8,352
3.85%, 12/15/2026	19,000	19,959
Lockheed Martin Corp.:
3.35%, 9/15/2021	43,000	44,063
3.80%, 3/1/2045	125,000	132,856
4.07%, 12/15/2042	16,000	17,626
Northrop Grumman Corp.:
2.93%, 1/15/2025	115,000	117,085
3.20%, 2/1/2027	115,000	117,811
Raytheon Co.:
3.13%, 10/15/2020	11,000	11,121
4.88%, 10/15/2040	4,000	4,735
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	114,931
United Technologies Corp.:
2.65%, 11/1/2026	100,000	100,277
3.10%, 6/1/2022	4,000	4,092
4.15%, 5/15/2045	118,000	126,891
4.63%, 11/16/2048	39,000	45,427
5.70%, 4/15/2040	8,000	10,209
Security Description	Principal Amount	Value
6.13%, 7/15/2038	$ 80,000	$ 106,022
		1,295,623
AGRICULTURE — 1.4%
Altria Group, Inc.:
4.00%, 1/31/2024 (a)	78,000	82,036
4.50%, 5/2/2043	5,000	4,781
4.80%, 2/14/2029	20,000	21,566
5.38%, 1/31/2044	16,000	17,165
5.80%, 2/14/2039	35,000	39,230
5.95%, 2/14/2049	20,000	22,741
6.20%, 2/14/2059	105,000	120,343
9.25%, 8/6/2019	5,000	5,031
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	88,000	88,085
4.02%, 4/16/2043	19,000	20,289
BAT Capital Corp. 3.56%, 8/15/2027	135,000	134,401
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	22,000	21,833
4.35%, 3/15/2024	18,000	18,843
Philip Morris International, Inc.:
2.75%, 2/25/2026	40,000	40,104
2.90%, 11/15/2021	88,000	89,155
3.88%, 8/21/2042	3,000	2,969
4.25%, 11/10/2044	25,000	26,151
4.88%, 11/15/2043	75,000	85,027
Reynolds American, Inc.:
4.45%, 6/12/2025	120,000	127,288
5.85%, 8/15/2045	59,000	63,478
		1,030,516
AIRLINES — 0.3%
American Airlines 2013-2 Pass Through Trust Series 2013-2, Class A, 4.95%, 7/15/2024	8,681	9,101
American Airlines 2015-1 Pass Through Trust Series A, Class A, 3.38%, 11/1/2028	13,647	13,907
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	18,089	18,908
Delta Air Lines, Inc. 2.60%, 12/4/2020	100,000	99,863
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	40,072	41,604
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	10,000	10,678
		194,061

See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
APPAREL — 0.0% (b)
VF Corp. 6.45%, 11/1/2037	$ 5,000	$ 6,770
AUTO MANUFACTURERS — 2.2%
American Honda Finance Corp.:
Series GMTN, 2.65%, 2/12/2021	29,000	29,187
Series GMTN, 3.55%, 1/12/2024	50,000	52,411
Series MTN, 2.40%, 6/27/2024	25,000	24,988
Series MTN, 3.38%, 12/10/2021	50,000	51,295
Daimler Finance North America LLC 8.50%, 1/18/2031	21,000	31,249
Ford Motor Co. 7.45%, 7/16/2031	150,000	177,432
Ford Motor Credit Co. LLC 3.34%, 3/18/2021	300,000	301,239
General Motors Co.:
4.88%, 10/2/2023	50,000	53,037
5.00%, 10/1/2028	25,000	26,317
5.40%, 4/1/2048	80,000	77,977
6.60%, 4/1/2036	100,000	110,492
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	50,000	50,162
3.50%, 11/7/2024	50,000	49,936
3.70%, 11/24/2020	11,000	11,138
3.70%, 5/9/2023	30,000	30,451
4.00%, 1/15/2025	10,000	10,149
4.20%, 3/1/2021	125,000	127,692
4.20%, 11/6/2021	30,000	30,886
4.35%, 4/9/2025	20,000	20,672
5.10%, 1/17/2024	25,000	26,731
PACCAR Financial Corp. 3.15%, 8/9/2021	25,000	25,445
Toyota Motor Corp. 2.16%, 7/2/2022	15,000	15,016
Toyota Motor Credit Corp.:
3.65%, 1/8/2029 (a)	25,000	27,111
Series GMTN, 2.70%, 1/11/2023	25,000	25,406
Series GMTN, 3.45%, 9/20/2023	160,000	167,491
Series MTN, 2.65%, 4/12/2022	25,000	25,338
Series MTN, 2.75%, 5/17/2021	15,000	15,163
		1,594,411
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.25%, 1/15/2026	38,000	39,908
BorgWarner, Inc. 4.38%, 3/15/2045	19,000	18,715
Magna International, Inc. 4.15%, 10/1/2025	38,000	40,714
		99,337
BANKS — 20.8%
Australia & New Zealand Banking Group, Ltd.:
Security Description	Principal Amount	Value
Series MTN, 2.25%, 11/9/2020	$ 50,000	$ 50,013
Series MTN, 2.63%, 11/9/2022	50,000	50,483
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	50,000	50,347
Banco Santander SA:
2.71%, 6/27/2024	200,000	200,582
3.50%, 4/11/2022	75,000	76,944
Bank of America Corp.:
7.75%, 5/14/2038	200,000	296,170
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	32,000	32,558
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	50,000	52,903
Series GMTN, 3.50%, 4/19/2026	100,000	104,492
Series MTN, 2.50%, 10/21/2022	150,000	150,363
Series MTN, 4.00%, 4/1/2024	11,000	11,735
Series MTN, 4.00%, 1/22/2025	102,000	107,250
Series MTN, 5.00%, 1/21/2044	16,000	19,450
Series MTN, 5.88%, 2/7/2042	100,000	133,223
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	409,000	416,955
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	200,000	207,540
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	25,000	26,682
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	50,000	55,700
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	25,000	28,298
Bank of Montreal:
Series MTN, 2.50%, 6/28/2024	15,000	15,014
Series MTN, 2.90%, 3/26/2022	30,000	30,463
Series MTN, 3.10%, 7/13/2020	100,000	100,854
Bank of New York Mellon Corp.:
Series MTN, 2.45%, 8/17/2026	100,000	98,977
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	310,000	322,198
Bank of Nova Scotia:
3.40%, 2/11/2024 (a)	100,000	104,045
Series BKNT, 2.15%, 7/14/2020	64,000	63,978
Bank One Corp. 7.63%, 10/15/2026	150,000	192,772
Barclays PLC:
3.25%, 1/12/2021	200,000	201,546
3.65%, 3/16/2025	8,000	8,040
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	300,000	310,494
BB&T Corp.:
Series MTN, 2.75%, 4/1/2022	10,000	10,122
Series MTN, 3.05%, 6/20/2022	50,000	51,080
Series MTN, 3.75%, 12/6/2023	100,000	105,858

See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	$ 11,000	$ 11,443
Canadian Imperial Bank of Commerce:
3.10%, 4/2/2024	25,000	25,547
Series BKNT, 3.50%, 9/13/2023 (a)	75,000	78,520
Capital One Financial Corp. 3.20%, 2/5/2025	100,000	101,849
Citigroup, Inc.:
2.65%, 10/26/2020	100,000	100,324
2.75%, 4/25/2022	280,000	282,615
3.20%, 10/21/2026	50,000	51,027
3.88%, 3/26/2025	23,000	23,985
4.13%, 7/25/2028	50,000	52,912
4.45%, 9/29/2027	50,000	53,873
4.50%, 1/14/2022	19,000	19,979
4.60%, 3/9/2026	150,000	162,226
8.13%, 7/15/2039	100,000	159,849
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	100,000	105,629
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	77,000	80,325
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (a) (c)	25,000	27,876
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	190,000	196,080
Comerica, Inc. 4.00%, 2/1/2029	25,000	26,860
Compass Bank Series BKNT, 2.88%, 6/29/2022	65,000	65,577
Cooperatieve Rabobank UA:
3.13%, 4/26/2021	250,000	253,947
3.88%, 2/8/2022	90,000	93,620
Credit Suisse AG Series MTN, 4.38%, 8/5/2020	3,000	3,063
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	88,000	102,900
Deutsche Bank AG:
3.15%, 1/22/2021	100,000	99,215
3.70%, 5/30/2024	100,000	98,241
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	20,127
Fifth Third Bancorp 3.65%, 1/25/2024	100,000	105,063
First Horizon National Corp. 3.50%, 12/15/2020	8,000	8,094
Goldman Sachs Group, Inc.:
3.00%, 4/26/2022	390,000	393,529
3.50%, 11/16/2026	100,000	102,371
3.63%, 1/22/2023	3,000	3,111
3.63%, 2/20/2024 (a)	15,000	15,645
3.85%, 1/26/2027	105,000	109,708
4.75%, 10/21/2045	50,000	57,457
5.25%, 7/27/2021	108,000	114,187
Security Description	Principal Amount	Value
6.45%, 5/1/2036	$ 100,000	$ 125,905
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	13,000	13,914
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	200,000	215,702
HSBC Bank USA NA Series BKNT, 5.88%, 11/1/2034	250,000	314,365
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	201,592
3.90%, 5/25/2026	100,000	104,582
4.00%, 3/30/2022	11,000	11,462
4.88%, 1/14/2022	200,000	211,884
Huntington National Bank Series BKNT, 2.88%, 8/20/2020	38,000	38,210
ING Groep NV:
3.15%, 3/29/2022	50,000	50,930
3.95%, 3/29/2027	30,000	31,541
Intesa Sanpaolo SpA 5.25%, 1/12/2024	72,000	76,563
JPMorgan Chase & Co.:
2.40%, 6/7/2021	400,000	400,540
2.55%, 10/29/2020	49,000	49,120
3.20%, 1/25/2023	28,000	28,743
3.20%, 6/15/2026	16,000	16,482
3.63%, 12/1/2027	200,000	206,414
4.40%, 7/22/2020	9,000	9,199
4.50%, 1/24/2022	19,000	20,027
6.40%, 5/15/2038	50,000	68,891
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	80,000	81,604
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	130,000	134,753
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	25,000	26,362
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	2,000	2,224
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	178,000	185,243
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	210,000	221,985
KeyCorp. Series MTN, 4.15%, 10/29/2025	65,000	70,414
Lloyds Bank PLC:
2.70%, 8/17/2020	200,000	200,728
6.38%, 1/21/2021	22,000	23,304
Lloyds Banking Group PLC 3.10%, 7/6/2021	76,000	76,803
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	30,000	30,153
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	210,000	209,515
2.95%, 3/1/2021	22,000	22,187
3.46%, 3/2/2023	25,000	25,802
Mizuho Financial Group, Inc. 3.17%, 9/11/2027	100,000	102,384

See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Morgan Stanley:
4.38%, 1/22/2047	$ 75,000	$ 83,449
5.00%, 11/24/2025	150,000	166,111
6.38%, 7/24/2042	8,000	11,148
Series F, 3.88%, 4/29/2024	14,000	14,850
Series GMTN, 3.70%, 10/23/2024	101,000	106,471
Series GMTN, 3.88%, 1/27/2026	270,000	287,264
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	50,000	55,294
Series MTN, 3.13%, 7/27/2026	250,000	254,435
Series MTN, 6.25%, 8/9/2026	8,000	9,602
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,316
National Australia Bank, Ltd.:
Series BKNT, 2.63%, 7/23/2020	25,000	25,106
Series GMTN, 2.50%, 5/22/2022	25,000	25,140
Northern Trust Corp.:
2.38%, 8/2/2022	25,000	25,212
3.38%, 8/23/2021	21,000	21,561
PNC Bank NA Series MTN, 3.25%, 6/1/2025	250,000	259,372
PNC Financial Services Group, Inc.:
3.30%, 3/8/2022	25,000	25,729
3.45%, 4/23/2029	15,000	15,773
3.90%, 4/29/2024	10,000	10,545
Regions Financial Corp. 2.75%, 8/14/2022 (a)	150,000	151,062
Royal Bank of Canada:
Series GMTN, 2.80%, 4/29/2022	25,000	25,407
Series GMTN, 3.70%, 10/5/2023	100,000	105,313
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	40,000	41,064
4.80%, 4/5/2026	25,000	26,717
5.13%, 5/28/2024	5,000	5,275
6.00%, 12/19/2023	5,000	5,449
6.10%, 6/10/2023	5,000	5,427
6.13%, 12/15/2022	60,000	64,698
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	125,000	126,282
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (c)	200,000	207,134
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	38,000	38,874
Series FXD, 3.50%, 6/7/2024	15,000	15,250
Santander UK Group Holdings PLC:
3.13%, 1/8/2021	100,000	100,572
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	75,000	75,641
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	75,000	75,352
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	95,000	94,505
2.63%, 7/14/2026	38,000	37,747
Security Description	Principal Amount	Value
2.93%, 3/9/2021	$ 65,000	$ 65,606
3.36%, 7/12/2027 (a)	100,000	104,113
3.45%, 1/11/2027	50,000	52,092
4.31%, 10/16/2028 (a)	25,000	27,942
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	27,000	27,075
Series BKNT, 2.80%, 5/17/2022	15,000	15,189
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (c)	20,000	20,298
Series BNKT, 3.20%, 4/1/2024	100,000	103,102
Svenska Handelsbanken AB Series GMTN, 2.40%, 10/1/2020	125,000	125,317
Toronto-Dominion Bank:
Series GMTN, 3.15%, 9/17/2020	50,000	50,585
Series GMTN, 3.25%, 3/11/2024	50,000	51,780
Series MTN, 2.65%, 6/12/2024	15,000	15,149
US Bancorp:
Series MTN, 3.60%, 9/11/2024	100,000	105,271
Series MTN, 3.95%, 11/17/2025	50,000	54,316
Wells Fargo & Co.:
2.10%, 7/26/2021	294,000	292,271
3.00%, 10/23/2026	125,000	126,292
Series MTN, 3.55%, 9/29/2025	100,000	104,435
Series MTN, 3.75%, 1/24/2024	100,000	105,131
Series MTN, 4.15%, 1/24/2029	200,000	217,628
Series MTN, 4.60%, 4/1/2021	30,000	31,144
Series MTN, 4.65%, 11/4/2044	106,000	117,930
Series MTN, 4.75%, 12/7/2046	75,000	85,390
Wells Fargo Bank NA Series BKNT, 3.63%, 10/22/2021	250,000	257,015
Westpac Banking Corp.:
2.60%, 11/23/2020	25,000	25,123
2.85%, 5/13/2026	160,000	161,544
3.30%, 2/26/2024 (a)	25,000	25,951
		15,481,266
BEVERAGES — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	120,000	126,158
4.90%, 2/1/2046	50,000	55,638
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	87,000	89,773
4.63%, 2/1/2044	200,000	213,620
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	7,622
4.00%, 4/13/2028	55,000	59,292
4.44%, 10/6/2048	9,000	9,413
4.60%, 4/15/2048	225,000	241,020
4.75%, 1/23/2029	65,000	73,705
8.00%, 11/15/2039	3,000	4,429
8.20%, 1/15/2039 (a)	50,000	75,923

See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Coca-Cola Co.:
1.55%, 9/1/2021 (a)	$ 50,000	$ 49,495
2.88%, 10/27/2025	196,000	202,746
Coca-Cola European Partners PLC 3.50%, 9/15/2020	19,000	19,228
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	25,000	29,942
Constellation Brands, Inc.:
3.60%, 2/15/2028	25,000	25,792
4.50%, 5/9/2047	145,000	151,528
4.65%, 11/15/2028	15,000	16,751
Diageo Capital PLC 2.63%, 4/29/2023	11,000	11,146
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	38,695
Keurig Dr Pepper, Inc.:
3.55%, 5/25/2021	100,000	101,993
7.45%, 5/1/2038	6,000	8,094
Molson Coors Brewing Co.:
3.00%, 7/15/2026	55,000	54,328
4.20%, 7/15/2046	25,000	24,044
PepsiCo, Inc.:
2.00%, 4/15/2021	250,000	249,637
3.13%, 11/1/2020	11,000	11,149
3.45%, 10/6/2046	15,000	15,418
3.60%, 3/1/2024	8,000	8,487
4.60%, 7/17/2045	8,000	9,615
		1,984,681
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
3.63%, 5/15/2022	100,000	103,098
3.63%, 5/22/2024	45,000	47,224
4.10%, 6/15/2021	150,000	154,365
Baxalta, Inc. 5.25%, 6/23/2045 (a)	50,000	60,707
Biogen, Inc.:
3.63%, 9/15/2022	130,000	134,368
5.20%, 9/15/2045	3,000	3,361
Celgene Corp.:
2.88%, 8/15/2020	8,000	8,044
3.55%, 8/15/2022	58,000	60,073
3.63%, 5/15/2024	82,000	85,778
4.63%, 5/15/2044	88,000	100,104
Gilead Sciences, Inc.:
3.25%, 9/1/2022	75,000	77,125
4.50%, 2/1/2045	16,000	17,523
5.65%, 12/1/2041	250,000	312,135
		1,163,905
BUILDING MATERIALS — 0.3%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	15,000	15,796
Johnson Controls International PLC:
4.63%, 7/2/2044	11,000	11,323
Security Description	Principal Amount	Value
3.63%, 7/2/2024 (d)	$ 8,000	$ 8,306
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	35,000	32,677
Masco Corp. 4.38%, 4/1/2026	76,000	79,905
Owens Corning 4.20%, 12/15/2022	75,000	78,273
Vulcan Materials Co. 4.70%, 3/1/2048	25,000	24,872
		251,152
CHEMICALS — 1.6%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	11,000	11,027
Celanese US Holdings LLC 3.50%, 5/8/2024	10,000	10,271
Dow Chemical Co.:
4.13%, 11/15/2021	150,000	155,277
4.25%, 10/1/2034	15,000	15,679
4.80%, 5/15/2049 (a) (e)	10,000	10,774
DowDuPont, Inc.:
3.77%, 11/15/2020	101,000	102,920
4.73%, 11/15/2028	15,000	16,940
5.32%, 11/15/2038	50,000	58,747
5.42%, 11/15/2048	10,000	12,163
Eastman Chemical Co. 3.60%, 8/15/2022	50,000	51,382
Ecolab, Inc. 4.35%, 12/8/2021	9,000	9,447
Huntsman International LLC 4.50%, 5/1/2029 (a)	5,000	5,151
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	16,645
LYB International Finance B.V.:
4.00%, 7/15/2023 (a)	22,000	23,160
5.25%, 7/15/2043	120,000	133,915
Methanex Corp. 4.25%, 12/1/2024	19,000	19,355
Mosaic Co.:
4.05%, 11/15/2027	50,000	51,514
4.88%, 11/15/2041	5,000	4,962
Nutrien, Ltd.:
3.38%, 3/15/2025	100,000	102,474
4.90%, 6/1/2043	25,000	27,270
PPG Industries, Inc. 3.60%, 11/15/2020	19,000	19,304
Praxair, Inc.:
2.65%, 2/5/2025	44,000	44,636
4.05%, 3/15/2021	50,000	51,586
RPM International, Inc.:
3.45%, 11/15/2022	11,000	11,197
4.55%, 3/1/2029	15,000	15,856
Sherwin-Williams Co. 2.75%, 6/1/2022	100,000	101,012
Westlake Chemical Corp.:
3.60%, 8/15/2026 (a)	25,000	25,394

See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 8/15/2046	$ 75,000	$ 77,076
		1,185,134
COMMERCIAL SERVICES — 0.6%
Block Financial LLC 4.13%, 10/1/2020	38,000	38,618
Ecolab, Inc.:
3.25%, 12/1/2027	85,000	88,415
5.50%, 12/8/2041	3,000	3,831
Equifax, Inc. 3.30%, 12/15/2022	22,000	22,467
Georgetown University Series B, 4.32%, 4/1/2049	100,000	115,941
Moody's Corp.:
4.88%, 12/17/2048	25,000	29,115
5.50%, 9/1/2020	11,000	11,386
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	30,977
S&P Global, Inc. 4.40%, 2/15/2026	11,000	12,142
Total System Services, Inc. 4.00%, 6/1/2023	50,000	52,315
Verisk Analytics, Inc.:
4.00%, 6/15/2025	16,000	17,081
4.13%, 3/15/2029	10,000	10,733
		433,021
COMPUTERS — 2.5%
Apple, Inc.:
2.70%, 5/13/2022	430,000	437,817
3.00%, 2/9/2024	100,000	103,292
3.00%, 6/20/2027	90,000	92,638
3.75%, 11/13/2047	100,000	104,946
3.85%, 5/4/2043	100,000	106,380
4.25%, 2/9/2047	75,000	84,128
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (e)	50,000	51,184
4.42%, 6/15/2021 (e)	150,000	154,464
6.02%, 6/15/2026 (e)	75,000	82,590
8.10%, 7/15/2036 (e)	25,000	30,497
8.35%, 7/15/2046 (e)	25,000	31,555
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	150,000	168,126
HP, Inc. 3.75%, 12/1/2020 (a)	18,000	18,299
International Business Machines Corp.:
2.80%, 5/13/2021	150,000	151,817
3.50%, 5/15/2029	100,000	104,591
4.25%, 5/15/2049	100,000	107,385
6.22%, 8/1/2027	11,000	13,608
		1,843,317
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	$ 22,000	$ 22,171
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	19,000	19,091
6.00%, 5/15/2037	11,000	14,508
Procter & Gamble Co. 2.30%, 2/6/2022	98,000	98,773
Unilever Capital Corp. 5.90%, 11/15/2032	113,000	151,574
		306,117
DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc. 4.60%, 6/15/2045	19,000	21,039
DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63%, 7/1/2022 (a)	150,000	157,492
Air Lease Corp.:
2.63%, 7/1/2022	30,000	29,966
3.00%, 9/15/2023	43,000	43,186
3.25%, 3/1/2025	25,000	25,148
3.50%, 1/15/2022	15,000	15,363
3.88%, 4/1/2021	5,000	5,111
4.25%, 9/15/2024 (a)	27,000	28,557
Aircastle, Ltd.:
4.25%, 6/15/2026	15,000	15,188
4.40%, 9/25/2023	25,000	25,965
American Express Co.:
2.20%, 10/30/2020	200,000	199,518
3.40%, 2/27/2023 (a)	50,000	51,778
4.20%, 11/6/2025 (a)	70,000	76,474
American Express Credit Corp. Series F, 2.60%, 9/14/2020	13,000	13,049
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	20,091
4.00%, 10/15/2023	27,000	28,784
BGC Partners, Inc. 5.38%, 7/24/2023	5,000	5,233
BlackRock, Inc.:
3.20%, 3/15/2027	38,000	39,694
3.50%, 3/18/2024	19,000	20,137
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	23,009
Brookfield Finance LLC 4.00%, 4/1/2024	38,000	39,828
Capital One Financial Corp.:
3.45%, 4/30/2021	200,000	203,622
3.90%, 1/29/2024	85,000	89,360
4.75%, 7/15/2021	3,000	3,136

See accompanying notes to financial statements.
40

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Charles Schwab Corp.:
3.23%, 9/1/2022	$ 11,000	$ 11,285
3.25%, 5/22/2029	15,000	15,520
3.55%, 2/1/2024	15,000	15,790
4.45%, 7/22/2020	27,000	27,620
CME Group, Inc.:
3.00%, 3/15/2025	90,000	93,425
5.30%, 9/15/2043	11,000	14,087
Discover Financial Services 4.50%, 1/30/2026	100,000	107,125
E*TRADE Financial Corp. 2.95%, 8/24/2022	2,000	2,019
GE Capital International Funding Co.:
2.34%, 11/15/2020	200,000	199,038
4.42%, 11/15/2035	25,000	24,744
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	5,000	5,355
5.38%, 11/1/2023	5,000	5,384
5.38%, 4/15/2026	60,000	64,875
5.75%, 6/1/2028	5,000	5,512
Intercontinental Exchange, Inc.:
4.00%, 10/15/2023	19,000	20,210
4.25%, 9/21/2048	55,000	61,737
Janus Capital Group, Inc. 4.88%, 8/1/2025	4,000	4,319
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,574
6.50%, 1/20/2043	3,000	3,231
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	48,234
4.85%, 1/15/2027	25,000	25,865
Lazard Group LLC 4.50%, 9/19/2028	15,000	15,979
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	48,143
5.63%, 1/15/2044	8,000	8,696
Mastercard, Inc. 3.95%, 2/26/2048	60,000	66,682
Nasdaq, Inc. 3.85%, 6/30/2026 (a)	3,000	3,149
National Rural Utilities Cooperative Finance Corp.:
4.40%, 11/1/2048	40,000	45,644
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	99,000	97,208
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,433
3.25%, 12/4/2024	50,000	51,538
3.70%, 7/18/2027	25,000	26,305
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	39,072
4.95%, 7/15/2046	100,000	112,333
Security Description	Principal Amount	Value
Stifel Financial Corp. 4.25%, 7/18/2024	$ 25,000	$ 26,211
Synchrony Financial:
3.95%, 12/1/2027	125,000	124,785
4.25%, 8/15/2024	19,000	19,751
5.15%, 3/19/2029	50,000	53,905
TD Ameritrade Holding Corp. 3.75%, 4/1/2024	25,000	26,379
Visa, Inc.:
2.20%, 12/14/2020	100,000	100,181
2.80%, 12/14/2022 (a)	63,000	64,547
3.15%, 12/14/2025	88,000	92,356
Western Union Co. 4.25%, 6/9/2023	50,000	52,694
		3,029,629
ELECTRIC — 6.3%
AEP Transmission Co. LLC:
3.80%, 6/15/2049	25,000	25,824
4.25%, 9/15/2048	20,000	22,121
Alabama Power Co.:
4.15%, 8/15/2044	3,000	3,245
Series A, 4.30%, 7/15/2048	150,000	168,192
Ameren Corp. 3.65%, 2/15/2026	50,000	51,613
Ameren Illinois Co. 4.30%, 7/1/2044	16,000	17,534
American Electric Power Co., Inc.:
2.15%, 11/13/2020	60,000	59,806
Series I, 3.65%, 12/1/2021	15,000	15,459
Arizona Public Service Co. 4.50%, 4/1/2042	150,000	166,185
Atlantic City Electric Co. 4.00%, 10/15/2028	25,000	27,406
Avangrid, Inc. 3.80%, 6/1/2029	25,000	26,160
Baltimore Gas & Electric Co. 4.25%, 9/15/2048	49,000	54,317
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	20,005
5.95%, 5/15/2037	72,000	93,990
6.13%, 4/1/2036	8,000	10,697
Black Hills Corp. 4.35%, 5/1/2033	10,000	11,057
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	2,999
3.95%, 3/1/2048	15,000	16,199
4.50%, 4/1/2044	41,000	47,120
Series AC, 4.25%, 2/1/2049	15,000	17,045
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	25,000	25,209
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	11,000	13,384
Commonwealth Edison Co.:
2.55%, 6/15/2026	12,000	11,949
3.70%, 8/15/2028	10,000	10,768

See accompanying notes to financial statements.
41

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
4.00%, 3/1/2048 (a)	$ 25,000	$ 27,003
4.00%, 3/1/2049	15,000	16,190
Connecticut Light & Power Co. 4.00%, 4/1/2048	10,000	10,955
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	205,000	259,487
Consumers Energy Co.:
3.38%, 8/15/2023	25,000	26,038
4.05%, 5/15/2048	35,000	38,946
4.35%, 4/15/2049	25,000	28,931
Dayton Power & Light Co. 3.95%, 6/15/2049 (e)	15,000	15,509
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	10,718
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	20,000	20,177
4.25%, 6/1/2028	100,000	108,575
4.70%, 12/1/2044	125,000	140,541
DPL, Inc. 4.35%, 4/15/2029 (e)	9,000	9,130
DTE Electric Co.:
3.70%, 3/15/2045	11,000	11,407
3.95%, 3/1/2049	25,000	27,198
Series A, 4.00%, 4/1/2043	3,000	3,220
Series A, 6.63%, 6/1/2036	19,000	26,100
DTE Energy Co. 2.85%, 10/1/2026	70,000	69,222
Duke Energy Carolinas LLC:
3.95%, 11/15/2028	20,000	21,914
6.05%, 4/15/2038	25,000	33,424
6.10%, 6/1/2037	5,000	6,585
Duke Energy Corp.:
3.55%, 9/15/2021	50,000	51,108
3.75%, 4/15/2024	8,000	8,438
4.20%, 6/15/2049	100,000	105,452
Duke Energy Indiana LLC 3.75%, 7/15/2020	150,000	152,308
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	16,107
4.30%, 2/1/2049	5,000	5,593
Duke Energy Progress LLC:
3.38%, 9/1/2023	15,000	15,640
3.45%, 3/15/2029	20,000	21,079
3.70%, 10/15/2046	13,000	13,238
Edison International:
4.13%, 3/15/2028	50,000	48,633
5.75%, 6/15/2027	5,000	5,380
Emera US Finance L.P. 3.55%, 6/15/2026	35,000	35,715
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	36,625
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	13,000	14,982
Entergy Louisiana LLC 3.05%, 6/1/2031	6,000	6,032
Security Description	Principal Amount	Value
Entergy Texas, Inc.:
4.00%, 3/30/2029	$ 25,000	$ 26,905
4.50%, 3/30/2039	25,000	27,753
Eversource Energy Series N, 3.80%, 12/1/2023	50,000	52,716
Exelon Corp.:
3.40%, 4/15/2026	25,000	25,660
3.50%, 6/1/2022	100,000	102,420
5.15%, 12/1/2020	11,000	11,335
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	25,000	26,231
Series C, 4.85%, 7/15/2047	25,000	28,183
Florida Power & Light Co.:
4.13%, 2/1/2042	5,000	5,529
5.95%, 2/1/2038	110,000	148,448
Fortis, Inc. 3.06%, 10/4/2026	25,000	24,830
Georgia Power Co. 4.30%, 3/15/2043	4,000	4,190
Indiana Michigan Power Co. 4.25%, 8/15/2048	25,000	27,511
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	51,404
4.10%, 9/26/2028	25,000	27,085
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	38,608
3.35%, 11/15/2027	50,000	51,304
Kansas City Power & Light Co. Series 2019, 4.13%, 4/1/2049	25,000	27,291
Kentucky Utilities Co.:
3.25%, 11/1/2020	100,000	101,028
5.13%, 11/1/2040	5,000	6,100
MidAmerican Energy Co.:
3.10%, 5/1/2027	2,000	2,056
4.25%, 7/15/2049	25,000	28,389
National Rural Utilities Cooperative Finance Corp. 2.40%, 4/25/2022	55,000	55,367
Nevada Power Co. Series CC, 3.70%, 5/1/2029	40,000	42,790
NextEra Energy Capital Holdings, Inc.:
2.90%, 4/1/2022	100,000	101,570
3.15%, 4/1/2024	15,000	15,431
Northern States Power Co.:
2.20%, 8/15/2020	50,000	50,013
4.85%, 8/15/2040	8,000	9,352
NSTAR Electric Co.:
3.25%, 5/15/2029	25,000	25,942
4.40%, 3/1/2044	8,000	8,931
Oglethorpe Power Corp. 5.05%, 10/1/2048	15,000	17,386
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	8,000	8,176
4.55%, 3/15/2044	11,000	11,955
5.25%, 5/15/2041	5,000	5,715

See accompanying notes to financial statements.
42

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028 (e)	$ 15,000	$ 16,137
3.70%, 11/15/2028	25,000	26,878
3.80%, 6/1/2049 (e)	25,000	26,410
7.00%, 5/1/2032	9,000	12,615
PacifiCorp:
6.00%, 1/15/2039	50,000	66,599
6.35%, 7/15/2038	25,000	34,081
PECO Energy Co.:
3.90%, 3/1/2048	15,000	15,987
4.15%, 10/1/2044	11,000	12,007
PPL Capital Funding, Inc. 3.95%, 3/15/2024	19,000	19,915
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	5,000	5,358
4.13%, 6/15/2044	8,000	8,745
Progress Energy, Inc.:
4.40%, 1/15/2021	11,000	11,292
6.00%, 12/1/2039	5,000	6,245
Public Service Co. of Colorado:
3.70%, 6/15/2028	25,000	26,952
4.05%, 9/15/2049	25,000	27,421
4.30%, 3/15/2044	16,000	17,887
Public Service Co. of New Hampshire 3.60%, 7/1/2049	25,000	25,525
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	25,000	24,318
Series MTN, 3.20%, 5/15/2029	25,000	25,970
Series MTN, 3.25%, 9/1/2023	25,000	25,963
Series MTN, 3.85%, 5/1/2049	20,000	21,422
Series MTN, 5.50%, 3/1/2040	10,000	12,741
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	20,000	20,268
Puget Energy, Inc.:
3.65%, 5/15/2025	45,000	45,966
6.50%, 12/15/2020	17,000	17,919
Sempra Energy:
3.25%, 6/15/2027	75,000	74,739
3.80%, 2/1/2038	80,000	77,307
6.00%, 10/15/2039	5,000	6,038
South Carolina Electric & Gas Co.:
4.25%, 8/15/2028	5,000	5,561
4.60%, 6/15/2043	19,000	21,518
6.05%, 1/15/2038	11,000	14,287
Southern California Edison Co.:
4.00%, 4/1/2047	38,000	37,837
4.65%, 10/1/2043	3,000	3,216
Series A, 4.20%, 3/1/2029	25,000	26,589
Series C, 4.13%, 3/1/2048 (a)	15,000	15,192
Series E, 3.70%, 8/1/2025	15,000	15,508
Southern Power Co. 5.15%, 9/15/2041	25,000	27,369
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	110,000	118,804
Security Description	Principal Amount	Value
Southwestern Public Service Co. Series 6, 4.40%, 11/15/2048	$ 25,000	$ 28,187
Tampa Electric Co. 2.60%, 9/15/2022	16,000	16,052
WEC Energy Group, Inc. 3.10%, 3/8/2022	5,000	5,089
Westar Energy, Inc. 4.63%, 9/1/2043	22,000	24,647
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	19,422
4.30%, 10/15/2048	5,000	5,580
5.70%, 12/1/2036	5,000	6,455
Wisconsin Power & Light Co. 5.00%, 7/15/2019	11,000	11,009
		4,678,515
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	27,597
4.25%, 11/15/2020	11,000	11,314
5.25%, 11/15/2039	11,000	13,589
		52,500
ELECTRONICS — 0.6%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	11,000	11,067
5.00%, 7/15/2020	50,000	51,201
Amphenol Corp. 4.35%, 6/1/2029 (a)	10,000	10,827
Arrow Electronics, Inc. 3.88%, 1/12/2028	25,000	24,751
Corning, Inc. 4.38%, 11/15/2057	50,000	48,761
Flex, Ltd. 4.75%, 6/15/2025	16,000	16,614
Fortive Corp. 3.15%, 6/15/2026	79,000	79,056
Honeywell International, Inc.:
3.81%, 11/21/2047	25,000	26,737
4.25%, 3/1/2021	11,000	11,375
Jabil, Inc. 3.95%, 1/12/2028	50,000	48,955
Tech Data Corp. 3.70%, 2/15/2022	25,000	25,432
Trimble, Inc. 4.90%, 6/15/2028	25,000	26,778
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	11,370
4.88%, 1/15/2021	11,000	11,410
		404,334
ENGINEERING & CONSTRUCTION — 0.0% (b)
Fluor Corp. 4.25%, 9/15/2028	25,000	25,802

See accompanying notes to financial statements.
43

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	$ 22,000	$ 22,114
3.38%, 11/15/2027	80,000	83,326
5.25%, 11/15/2021	4,000	4,263
Waste Connections, Inc. 3.50%, 5/1/2029	15,000	15,603
Waste Management, Inc.:
2.90%, 9/15/2022	76,000	77,471
3.45%, 6/15/2029	10,000	10,537
4.00%, 7/15/2039	10,000	10,747
4.15%, 7/15/2049	10,000	10,937
		234,998
FOOD — 1.6%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	52,167
4.25%, 4/15/2021	5,000	5,148
4.80%, 3/15/2048 (a)	20,000	20,298
Conagra Brands, Inc.:
4.30%, 5/1/2024	50,000	53,104
4.85%, 11/1/2028	10,000	11,079
5.30%, 11/1/2038	15,000	16,256
General Mills, Inc.:
3.20%, 2/10/2027 (a)	150,000	152,251
3.65%, 2/15/2024	10,000	10,453
Hershey Co. 4.13%, 12/1/2020	11,000	11,287
Ingredion, Inc. 3.20%, 10/1/2026	19,000	18,843
Kellogg Co.:
3.25%, 4/1/2026	50,000	50,739
4.00%, 12/15/2020	25,000	25,575
Series B, 7.45%, 4/1/2031	5,000	6,751
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	18,314
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	119,000	115,851
4.00%, 6/15/2023	50,000	52,292
4.63%, 1/30/2029	25,000	26,932
5.00%, 6/4/2042	3,000	3,088
6.50%, 2/9/2040	150,000	175,266
Kroger Co 4.50%, 1/15/2029 (a)	15,000	16,332
Kroger Co.:
5.15%, 8/1/2043	50,000	52,984
5.40%, 7/15/2040	63,000	68,165
McCormick & Co., Inc. 3.25%, 11/15/2025	19,000	19,288
Mondelez International, Inc. 4.00%, 2/1/2024	50,000	52,981
Sysco Corp.:
3.25%, 7/15/2027	14,000	14,265
4.50%, 4/1/2046	25,000	27,120
Tyson Foods, Inc.:
Security Description	Principal Amount	Value
4.50%, 6/15/2022	$ 60,000	$ 63,337
4.55%, 6/2/2047	50,000	52,238
5.15%, 8/15/2044	25,000	27,966
		1,220,370
FOREST PRODUCTS & PAPER — 0.2%
Georgia-Pacific LLC 8.00%, 1/15/2024	25,000	30,876
International Paper Co.:
3.00%, 2/15/2027 (a)	25,000	24,739
4.40%, 8/15/2047	25,000	24,413
4.75%, 2/15/2022	2,000	2,111
5.15%, 5/15/2046	50,000	53,517
		135,656
GAS — 0.6%
Atmos Energy Corp.:
3.00%, 6/15/2027	22,000	22,433
4.13%, 10/15/2044	50,000	54,752
4.15%, 1/15/2043	16,000	17,358
CenterPoint Energy Resources Corp.:
4.00%, 4/1/2028	20,000	21,294
4.50%, 1/15/2021	20,000	20,536
National Fuel Gas Co. 3.75%, 3/1/2023	19,000	19,458
NiSource, Inc.:
3.95%, 3/30/2048	38,000	38,123
5.65%, 2/1/2045	5,000	6,098
5.95%, 6/15/2041	5,000	6,138
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	25,000	26,060
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,225
Series UU, 4.13%, 6/1/2048	20,000	21,450
Series VV, 4.30%, 1/15/2049	25,000	27,477
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	3,063
5.25%, 8/15/2019	11,000	11,031
5.88%, 3/15/2041	100,000	121,796
		420,292
HAND & MACHINE TOOLS — 0.0% (b)
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	10,000	10,444
4.25%, 11/15/2028	15,000	16,709
		27,153
HEALTH CARE PRODUCTS — 1.5%
Abbott Laboratories:
2.90%, 11/30/2021	100,000	101,622
4.90%, 11/30/2046	90,000	111,002
6.15%, 11/30/2037	5,000	6,673
Becton Dickinson and Co.:

See accompanying notes to financial statements.
44

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.70%, 6/6/2027	$ 131,000	$ 136,751
3.73%, 12/15/2024	8,000	8,383
4.69%, 12/15/2044	49,000	54,323
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	19,552
4.00%, 3/1/2028	50,000	53,828
4.55%, 3/1/2039	15,000	16,668
7.38%, 1/15/2040	3,000	4,357
Danaher Corp. 3.35%, 9/15/2025	38,000	39,739
Koninklijke Philips NV:
5.00%, 3/15/2042	38,000	44,322
6.88%, 3/11/2038	5,000	6,912
Medtronic Global Holdings SCA 3.35%, 4/1/2027	105,000	111,366
Medtronic, Inc.:
3.50%, 3/15/2025	23,000	24,369
4.63%, 3/15/2045	100,000	120,915
Stryker Corp.:
3.38%, 5/15/2024	19,000	19,797
4.10%, 4/1/2043	8,000	8,342
4.63%, 3/15/2046	80,000	91,787
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	53,000	54,349
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	19,341
3.55%, 4/1/2025	38,000	39,262
		1,093,660
HEALTH CARE SERVICES — 1.8%
Aetna, Inc.:
2.80%, 6/15/2023	38,000	38,178
6.63%, 6/15/2036	67,000	83,375
Anthem, Inc.:
2.50%, 11/21/2020	100,000	100,170
3.13%, 5/15/2022	11,000	11,206
3.30%, 1/15/2023	150,000	154,365
Baylor Scott & White Holdings 4.19%, 11/15/2045	50,000	54,963
Cigna Corp.:
4.38%, 10/15/2028 (e)	10,000	10,791
4.90%, 12/15/2048 (a) (e)	5,000	5,460
Cigna Holding Co.:
3.05%, 10/15/2027	50,000	49,485
3.88%, 10/15/2047	25,000	23,292
5.38%, 2/15/2042	25,000	28,626
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	5,000	5,475
HCA, Inc.:
4.13%, 6/15/2029	10,000	10,301
4.50%, 2/15/2027	10,000	10,662
4.75%, 5/1/2023	10,000	10,690
5.00%, 3/15/2024	20,000	21,786
5.13%, 6/15/2039	50,000	52,089
5.25%, 4/15/2025	15,000	16,608
Security Description	Principal Amount	Value
5.25%, 6/15/2026	$ 15,000	$ 16,590
5.25%, 6/15/2049	25,000	26,068
5.50%, 6/15/2047	15,000	16,081
5.88%, 3/15/2022	20,000	21,908
Humana, Inc.:
4.80%, 3/15/2047	38,000	41,505
4.95%, 10/1/2044	11,000	12,182
8.15%, 6/15/2038	5,000	7,004
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	8,000	8,191
NYU Langone Hospitals 4.78%, 7/1/2044	30,000	34,386
Quest Diagnostics, Inc.:
3.45%, 6/1/2026 (a)	22,000	22,735
4.70%, 4/1/2021 (a)	19,000	19,710
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	5,000	5,226
Toledo Hospital 6.02%, 11/15/2048 (a)	15,000	17,460
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	55,000	54,780
3.50%, 6/15/2023	25,000	26,097
3.75%, 7/15/2025	4,000	4,271
3.85%, 6/15/2028	50,000	54,190
3.88%, 10/15/2020	11,000	11,177
4.25%, 3/15/2043	19,000	20,853
4.25%, 6/15/2048	190,000	210,718
4.63%, 7/15/2035	16,000	18,445
		1,337,099
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	50,000	49,651
Whirlpool Corp. 4.75%, 2/26/2029	15,000	16,139
		65,790
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	25,000	27,687
Clorox Co.:
3.10%, 10/1/2027	19,000	19,445
3.50%, 12/15/2024 (a)	8,000	8,425
3.80%, 11/15/2021	11,000	11,359
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	57,255
3.20%, 4/25/2029	15,000	15,752
3.70%, 6/1/2043	3,000	3,074
		142,997
HOUSEWARES — 0.2%
Newell Brands, Inc. 4.20%, 4/1/2026	137,000	135,330
INSURANCE — 3.0%
Aflac, Inc.:

See accompanying notes to financial statements.
45

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
2.88%, 10/15/2026	$ 38,000	$ 38,312
6.45%, 8/15/2040	4,000	5,342
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,247
3.28%, 12/15/2026	38,000	39,857
4.20%, 12/15/2046	38,000	42,361
4.50%, 6/15/2043	11,000	12,572
Alterra Finance LLC 6.25%, 9/30/2020	11,000	11,488
American International Group, Inc.:
3.30%, 3/1/2021	100,000	101,347
3.88%, 1/15/2035	50,000	49,937
6.25%, 5/1/2036	150,000	185,854
Aon PLC:
3.50%, 6/14/2024	19,000	19,746
3.88%, 12/15/2025	38,000	40,023
4.60%, 6/14/2044	7,000	7,659
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	59,187
Assurant, Inc. 4.00%, 3/15/2023	50,000	51,620
Athene Holding, Ltd. 4.13%, 1/12/2028	50,000	50,394
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048	30,000	30,928
AXIS Specialty Finance LLC 3.90%, 7/15/2029	15,000	15,323
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	100,000	111,665
4.25%, 1/15/2049	25,000	28,106
4.30%, 5/15/2043	45,000	50,438
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	25,000	25,887
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000	5,076
3.35%, 5/15/2024	3,000	3,155
3.35%, 5/3/2026	10,000	10,474
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	81,980
5.75%, 8/15/2021	5,000	5,340
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	15,000	15,851
5.13%, 4/15/2022	16,000	17,156
Lincoln National Corp.:
3.80%, 3/1/2028	50,000	52,461
4.00%, 9/1/2023	3,000	3,175
Loews Corp.:
3.75%, 4/1/2026	87,000	91,715
6.00%, 2/1/2035	5,000	6,279
Manulife Financial Corp.:
4.15%, 3/4/2026	48,000	51,729
4.90%, 9/17/2020	11,000	11,318
Markel Corp. 5.00%, 5/20/2049	10,000	10,843
Marsh & McLennan Cos., Inc.:
Security Description	Principal Amount	Value
3.50%, 3/10/2025	$ 19,000	$ 19,746
4.38%, 3/15/2029	75,000	82,774
4.80%, 7/15/2021	8,000	8,340
4.90%, 3/15/2049	15,000	17,780
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,245
5.70%, 6/15/2035	3,000	3,837
Series D, 4.37%, 9/15/2023	170,000	184,044
Principal Financial Group, Inc. 3.70%, 5/15/2029	25,000	26,179
Progressive Corp.:
2.45%, 1/15/2027	38,000	37,503
3.75%, 8/23/2021	11,000	11,356
4.35%, 4/25/2044	19,000	21,568
Prudential Financial, Inc.:
3.94%, 12/7/2049	25,000	26,203
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	124,000	128,096
Series MTN, 4.60%, 5/15/2044	16,000	18,278
Series MTN, 5.70%, 12/14/2036	63,000	79,960
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	15,000	15,559
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	15,368
Torchmark Corp. 4.55%, 9/15/2028	25,000	27,310
Travelers Cos., Inc.:
4.10%, 3/4/2049	15,000	16,725
4.60%, 8/1/2043	50,000	58,747
5.35%, 11/1/2040	5,000	6,381
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	23,204
Unum Group 4.00%, 3/15/2024	3,000	3,135
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	40,034
XLIT, Ltd. 5.50%, 3/31/2045	6,000	7,136
		2,236,353
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
3.40%, 12/6/2027	50,000	50,760
3.60%, 11/28/2024	100,000	104,318
4.50%, 11/28/2034	19,000	20,826
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	40,145
3.63%, 5/19/2021	11,000	11,327
Amazon.com, Inc.:
2.50%, 11/29/2022	19,000	19,255
4.05%, 8/22/2047	44,000	49,755
4.95%, 12/5/2044	230,000	289,685
Baidu, Inc.:
2.88%, 7/6/2022	25,000	25,077
4.13%, 6/30/2025	25,000	26,341

See accompanying notes to financial statements.
46

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Booking Holdings, Inc. 3.55%, 3/15/2028	$ 38,000	$ 39,786
eBay, Inc.:
2.60%, 7/15/2022	4,000	4,011
4.00%, 7/15/2042	19,000	17,655
Expedia Group, Inc.:
4.50%, 8/15/2024	3,000	3,188
5.95%, 8/15/2020	8,000	8,288
3.80%, 2/15/2028	38,000	38,669
		749,086
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	26,000	26,268
Owl Rock Capital Corp. 5.25%, 4/15/2024	10,000	10,360
		36,628
IRON/STEEL — 0.3%
ArcelorMittal 4.55%, 3/11/2026	50,000	52,762
Nucor Corp.:
5.20%, 8/1/2043	26,000	30,669
6.40%, 12/1/2037	5,000	6,608
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	12,948
Vale Overseas, Ltd.:
6.25%, 8/10/2026	50,000	56,764
6.88%, 11/21/2036	51,000	61,244
6.88%, 11/10/2039	5,000	6,025
		227,020
LEISURE TIME — 0.1%
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	80,000	80,541
LODGING — 0.1%
Hyatt Hotels Corp. 4.38%, 9/15/2028	10,000	10,584
Marriott International, Inc.:
3.38%, 10/15/2020	16,000	16,143
3.75%, 3/15/2025	3,000	3,126
Series R, 3.13%, 6/15/2026	52,000	52,054
		81,907
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	8,000	8,125
4.38%, 5/8/2042	3,000	3,427
Caterpillar Financial Services Corp.:
Series MTN, 2.85%, 5/17/2024	50,000	51,047
Series MTN, 3.15%, 9/7/2021	75,000	76,479
Series MTN, 3.35%, 12/7/2020	25,000	25,376
Caterpillar, Inc.:
3.40%, 5/15/2024	38,000	39,818
3.80%, 8/15/2042 (a)	50,000	53,238
Security Description	Principal Amount	Value
3.90%, 5/27/2021	$ 11,000	$ 11,351
Oshkosh Corp. 4.60%, 5/15/2028	35,000	36,873
		305,734
MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC 4.38%, 4/5/2022	25,000	25,891
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	25,000	24,966
Cummins, Inc.:
3.65%, 10/1/2023	13,000	13,681
7.13%, 3/1/2028	5,000	6,578
Deere & Co. 5.38%, 10/16/2029	5,000	6,139
Dover Corp. 5.38%, 3/1/2041	8,000	9,488
John Deere Capital Corp.:
3.65%, 10/12/2023	50,000	52,675
Series MTN, 2.30%, 6/7/2021	25,000	25,068
Series MTN, 2.60%, 3/7/2024	15,000	15,177
Series MTN, 2.65%, 6/24/2024	22,000	22,262
Series MTN, 2.65%, 6/10/2026	25,000	25,210
Series MTN, 2.95%, 4/1/2022	10,000	10,202
Series MTN, 3.13%, 9/10/2021	15,000	15,297
Series MTN, 3.45%, 1/10/2024	15,000	15,686
Series MTN, 3.45%, 3/13/2025	75,000	79,018
Rockwell Automation, Inc. 2.88%, 3/1/2025	16,000	16,331
Roper Technologies, Inc. 3.65%, 9/15/2023	45,000	46,862
Wabtec Corp. 4.95%, 9/15/2028	25,000	26,828
Xylem, Inc. 4.88%, 10/1/2021	27,000	28,401
		465,760
MEDIA — 3.8%
21st Century Fox America, Inc. 3.70%, 9/15/2024	33,000	35,023
CBS Corp.:
2.90%, 1/15/2027	13,000	12,648
4.00%, 1/15/2026	145,000	151,934
4.20%, 6/1/2029 (a)	15,000	15,878
7.88%, 7/30/2030	5,000	6,837
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	50,000	50,441
4.91%, 7/23/2025	100,000	108,518
5.05%, 3/30/2029 (a)	15,000	16,549
5.13%, 7/1/2049	50,000	51,203
5.38%, 5/1/2047	138,000	145,308
6.83%, 10/23/2055	25,000	29,702
Comcast Corp.:

See accompanying notes to financial statements.
47

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
2.35%, 1/15/2027	$ 100,000	$ 97,567
3.15%, 3/1/2026	90,000	93,135
3.20%, 7/15/2036	110,000	106,853
3.70%, 4/15/2024	10,000	10,613
4.15%, 10/15/2028	120,000	132,208
4.20%, 8/15/2034	110,000	122,013
4.25%, 1/15/2033	200,000	223,598
4.65%, 7/15/2042	11,000	12,660
4.70%, 10/15/2048	5,000	5,862
Discovery Communications LLC:
4.88%, 4/1/2043	70,000	70,509
4.90%, 3/11/2026 (a)	13,000	14,225
4.95%, 5/15/2042	100,000	101,148
6.35%, 6/1/2040	25,000	29,489
Fox Corp.:
4.03%, 1/25/2024 (e)	25,000	26,570
4.71%, 1/25/2029 (e)	5,000	5,588
5.48%, 1/25/2039 (e)	10,000	11,789
5.58%, 1/25/2049 (e)	15,000	18,251
Grupo Televisa SAB:
5.00%, 5/13/2045 (a)	19,000	19,190
8.50%, 3/11/2032	3,000	3,970
NBCUniversal Media LLC 4.45%, 1/15/2043	266,000	293,347
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	44,274
Time Warner Cable LLC:
4.13%, 2/15/2021	100,000	101,992
4.50%, 9/15/2042	108,000	100,386
6.55%, 5/1/2037	11,000	12,635
TWDC Enterprises 18 Corp. 3.00%, 2/13/2026	100,000	104,441
Viacom, Inc.:
3.88%, 12/15/2021	25,000	25,670
4.25%, 9/1/2023 (a)	16,000	16,923
5.85%, 9/1/2043	50,000	58,871
Walt Disney Co.:
2.75%, 8/16/2021	5,000	5,073
3.00%, 9/15/2022 (e)	225,000	230,114
4.75%, 11/15/2046 (e)	50,000	61,631
6.90%, 8/15/2039 (e)	20,000	29,784
Series E, 4.13%, 12/1/2041	11,000	12,220
Series GMTN, 4.13%, 6/1/2044 (a)	11,000	12,501
		2,839,141
METAL FABRICATE & HARDWARE — 0.0% (b)
Timken Co. 4.50%, 12/15/2028	20,000	21,054
MINING — 0.7%
Barrick Gold Corp. 5.25%, 4/1/2042	50,000	58,838
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	54,076
Security Description	Principal Amount	Value
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043 (a)	$ 63,000	$ 78,464
Kinross Gold Corp. 4.50%, 7/15/2027	5,000	5,050
Newmont Mining Corp.:
3.50%, 3/15/2022	86,000	87,972
3.70%, 3/15/2023 (e)	50,000	51,797
4.88%, 3/15/2042	11,000	12,297
5.88%, 4/1/2035	5,000	6,045
6.25%, 10/1/2039	3,000	3,847
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	38,000	42,452
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	38,000	40,793
Southern Copper Corp.:
5.88%, 4/23/2045 (a)	10,000	11,862
6.75%, 4/16/2040	19,000	23,926
Teck Resources, Ltd. 6.13%, 10/1/2035	65,000	74,021
		551,440
MISCELLANEOUS MANUFACTURER — 1.2%
3M Co.:
Series MTN, 2.00%, 8/7/2020	19,000	18,977
Series MTN, 3.38%, 3/1/2029 (a)	25,000	26,398
Series MTN, 3.63%, 9/14/2028	15,000	16,109
Series MTN, 3.88%, 6/15/2044 (a)	8,000	8,310
Series MTN, 4.00%, 9/14/2048	15,000	16,227
Eaton Corp. 2.75%, 11/2/2022	27,000	27,351
General Electric Co.:
4.50%, 3/11/2044	8,000	7,793
Series GMTN, 3.10%, 1/9/2023 (a)	150,000	151,330
Series GMTN, 6.88%, 1/10/2039	120,000	150,420
Series MTN, 4.38%, 9/16/2020	50,000	50,973
Series MTN, 4.65%, 10/17/2021	166,000	173,007
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	20,017
3.90%, 9/1/2042	19,000	20,923
4.88%, 9/15/2041	5,000	6,058
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/2023	57,000	60,634
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	15,000	16,135
Parker-Hannifin Corp.:
4.00%, 6/14/2049	10,000	10,614
Series MTN, 4.20%, 11/21/2034	38,000	41,822
Series MTN, 6.25%, 5/15/2038	5,000	6,640
Textron, Inc. 3.90%, 9/17/2029	25,000	26,119
		855,857

See accompanying notes to financial statements.
48

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
OFFICE FURNISHINGS — 0.0% (b)
Steelcase, Inc. 5.13%, 1/18/2029	$ 25,000	$ 27,296
OIL & GAS — 4.5%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026	13,000	14,593
6.20%, 3/15/2040	50,000	60,085
6.45%, 9/15/2036	16,000	19,681
Apache Corp.:
4.25%, 1/15/2030	25,000	25,814
4.75%, 4/15/2043	16,000	15,577
5.25%, 2/1/2042	18,000	18,472
5.35%, 7/1/2049	25,000	26,597
BP Capital Markets America, Inc.:
3.22%, 4/14/2024	43,000	44,508
3.25%, 5/6/2022	150,000	154,398
3.41%, 2/11/2026	15,000	15,747
3.79%, 2/6/2024	30,000	31,780
3.94%, 9/21/2028	75,000	81,421
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	16,000	16,726
6.25%, 3/15/2038	150,000	185,082
6.50%, 2/15/2037	11,000	13,778
Cenovus Energy, Inc. 4.25%, 4/15/2027 (a)	50,000	51,773
Chevron Corp.:
2.41%, 3/3/2022	75,000	75,769
2.90%, 3/3/2024	13,000	13,440
2.95%, 5/16/2026	70,000	72,253
3.19%, 6/24/2023	19,000	19,724
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	25,665
4.38%, 6/1/2024	50,000	52,919
Concho Resources, Inc.:
3.75%, 10/1/2027	43,000	44,480
4.88%, 10/1/2047	38,000	42,845
ConocoPhillips Co.:
4.95%, 3/15/2026 (a)	113,000	128,906
5.90%, 10/15/2032	50,000	65,066
6.50%, 2/1/2039	8,000	11,221
Continental Resources, Inc. 3.80%, 6/1/2024	50,000	51,443
Devon Energy Corp.:
4.75%, 5/15/2042	38,000	41,700
5.00%, 6/15/2045	45,000	51,638
EQT Corp. 4.88%, 11/15/2021	19,000	19,883
Exxon Mobil Corp.:
2.22%, 3/1/2021	80,000	80,218
2.71%, 3/6/2025	15,000	15,355
3.57%, 3/6/2045	25,000	26,242
4.11%, 3/1/2046	50,000	57,521
Hess Corp.:
4.30%, 4/1/2027	38,000	39,396
Security Description	Principal Amount	Value
5.60%, 2/15/2041	$ 11,000	$ 11,851
7.88%, 10/1/2029	5,000	6,278
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	54,738
Husky Energy, Inc. 4.40%, 4/15/2029	25,000	26,448
Kerr-McGee Corp. 7.88%, 9/15/2031	16,000	21,911
Marathon Oil Corp.:
2.80%, 11/1/2022	38,000	38,127
3.85%, 6/1/2025	20,000	20,732
Marathon Petroleum Corp.:
3.40%, 12/15/2020	6,000	6,075
4.75%, 9/15/2044	25,000	25,983
5.13%, 3/1/2021	61,000	63,646
6.50%, 3/1/2041	25,000	31,126
Newfield Exploration Co. 5.63%, 7/1/2024	50,000	55,380
Noble Energy, Inc. 3.85%, 1/15/2028	50,000	50,989
Occidental Petroleum Corp.:
4.20%, 3/15/2048	50,000	50,489
Series 1, 4.10%, 2/1/2021 (a)	100,000	102,280
Phillips 66:
4.65%, 11/15/2034	100,000	111,341
4.88%, 11/15/2044	22,000	24,558
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	27,147
Shell International Finance B.V.:
2.38%, 8/21/2022 (a)	202,000	203,505
2.88%, 5/10/2026	100,000	102,061
4.00%, 5/10/2046	88,000	96,620
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	26,075
4.00%, 11/15/2047	135,000	139,807
7.15%, 2/1/2032	50,000	67,193
Total Capital International SA:
2.88%, 2/17/2022	13,000	13,227
3.46%, 2/19/2029 (a)	100,000	106,392
Total Capital SA:
3.88%, 10/11/2028	39,000	42,823
4.25%, 12/15/2021	5,000	5,244
Valero Energy Corp.:
4.00%, 4/1/2029	35,000	36,682
4.35%, 6/1/2028	20,000	21,367
4.90%, 3/15/2045	16,000	17,609
6.63%, 6/15/2037	5,000	6,319
		3,325,739
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	75,000	72,421
Halliburton Co.:
4.50%, 11/15/2041	5,000	5,037
5.00%, 11/15/2045	100,000	108,960

See accompanying notes to financial statements.
49

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
6.70%, 9/15/2038	$ 5,000	$ 6,419
National Oilwell Varco, Inc. 3.95%, 12/1/2042	25,000	21,671
Schlumberger Investment SA 3.65%, 12/1/2023	58,000	60,915
		275,423
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	35,437
4.50%, 11/1/2023	8,000	8,560
WestRock MWV LLC 8.20%, 1/15/2030	33,000	44,514
WestRock RKT Co. 4.90%, 3/1/2022	16,000	16,927
		105,438
PHARMACEUTICALS — 6.3%
AbbVie, Inc.:
2.30%, 5/14/2021	125,000	124,656
2.90%, 11/6/2022	169,000	170,852
3.38%, 11/14/2021	10,000	10,202
4.25%, 11/14/2028	10,000	10,683
4.40%, 11/6/2042	36,000	35,468
4.88%, 11/14/2048	60,000	63,062
Allergan Funding SCS:
4.55%, 3/15/2035	200,000	204,584
4.85%, 6/15/2044	38,000	39,406
AmerisourceBergen Corp. 3.25%, 3/1/2025	38,000	38,896
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	25,136
3.13%, 6/12/2027	25,000	25,607
4.00%, 9/18/2042	3,000	3,144
4.38%, 11/16/2045	125,000	139,135
Bristol-Myers Squibb Co.:
2.60%, 5/16/2022 (e)	215,000	217,610
2.90%, 7/26/2024 (e)	15,000	15,346
3.25%, 11/1/2023	19,000	19,739
3.40%, 7/26/2029 (e)	25,000	26,189
4.13%, 6/15/2039 (e)	5,000	5,389
4.25%, 10/26/2049 (e)	10,000	11,050
Cardinal Health, Inc.:
3.08%, 6/15/2024	127,000	127,839
4.50%, 11/15/2044	108,000	99,882
CVS Health Corp.:
2.75%, 12/1/2022	143,000	143,611
3.35%, 3/9/2021	45,000	45,628
3.38%, 8/12/2024	11,000	11,256
4.30%, 3/25/2028	100,000	105,474
4.75%, 12/1/2022	100,000	106,346
4.78%, 3/25/2038	400,000	417,152
5.05%, 3/25/2048	25,000	26,659
Eli Lilly & Co.:
3.38%, 3/15/2029	10,000	10,658
Security Description	Principal Amount	Value
3.95%, 3/15/2049	$ 40,000	$ 43,296
5.55%, 3/15/2037	53,000	66,933
Express Scripts Holding Co.:
4.75%, 11/15/2021	219,000	230,066
6.13%, 11/15/2041	75,000	92,176
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	50,000	50,881
3.38%, 6/1/2029	40,000	42,284
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	146,778
5.38%, 4/15/2034	5,000	6,349
Johnson & Johnson:
2.95%, 3/3/2027	100,000	103,485
3.70%, 3/1/2046	170,000	184,059
5.85%, 7/15/2038	24,000	32,545
McKesson Corp. 4.75%, 5/30/2029	122,000	133,090
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	14,985
5.90%, 11/1/2039	70,000	91,678
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	101,932
Merck & Co., Inc.:
2.75%, 2/10/2025	13,000	13,334
2.80%, 5/18/2023 (a)	11,000	11,289
2.90%, 3/7/2024	10,000	10,336
3.40%, 3/7/2029	50,000	53,122
3.60%, 9/15/2042	50,000	51,695
3.70%, 2/10/2045	3,000	3,163
3.88%, 1/15/2021	11,000	11,254
4.00%, 3/7/2049	15,000	16,662
Mylan, Inc. 4.55%, 4/15/2028 (a)	110,000	107,994
Novartis Capital Corp.:
2.40%, 9/21/2022	200,000	201,856
3.40%, 5/6/2024	19,000	20,000
Pfizer, Inc.:
1.95%, 6/3/2021	200,000	199,500
2.95%, 3/15/2024	15,000	15,498
3.00%, 6/15/2023	5,000	5,153
3.45%, 3/15/2029	25,000	26,448
3.60%, 9/15/2028 (a)	25,000	26,999
3.90%, 3/15/2039	15,000	16,151
4.00%, 3/15/2049	15,000	16,321
4.10%, 9/15/2038	10,000	11,022
7.20%, 3/15/2039	13,000	19,768
Sanofi 4.00%, 3/29/2021	38,000	39,155
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023 (e)	25,000	26,730
Zoetis, Inc.:
3.25%, 2/1/2023	99,000	101,538
3.45%, 11/13/2020	40,000	40,535
4.70%, 2/1/2043	3,000	3,380
		4,670,099

See accompanying notes to financial statements.
50

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
PIPELINES — 4.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 6.38%, 5/1/2024	$ 100,000	$ 104,870
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	38,456
4.45%, 7/15/2027	38,000	38,846
Buckeye Partners L.P. 4.13%, 12/1/2027 (a)	25,000	22,009
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	58,057
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,669
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	16,000	16,233
4.40%, 3/15/2027	13,000	13,069
5.00%, 5/15/2044	19,000	17,667
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	19,000	19,604
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	27,889
4.25%, 12/1/2026	50,000	54,244
Energy Transfer Operating L.P.:
4.75%, 1/15/2026	123,000	131,851
5.20%, 2/1/2022 (a)	8,000	8,448
5.25%, 4/15/2029	71,000	79,316
5.88%, 1/15/2024	50,000	55,676
6.05%, 6/1/2041	5,000	5,594
6.63%, 10/15/2036	37,000	43,486
Enterprise Products Operating LLC:
3.35%, 3/15/2023 (a)	11,000	11,316
3.90%, 2/15/2024	65,000	68,893
3.95%, 2/15/2027	100,000	106,990
4.20%, 1/31/2050	15,000	15,476
4.85%, 3/15/2044	11,000	12,216
5.10%, 2/15/2045	75,000	85,676
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	100,000	93,953
Series H, 6.65%, 10/15/2034	5,000	6,610
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	16,000	16,991
6.38%, 3/1/2041	4,000	4,861
6.50%, 9/1/2039	3,000	3,686
Kinder Morgan, Inc.:
4.30%, 3/1/2028	15,000	16,052
5.05%, 2/15/2046	100,000	108,924
5.20%, 3/1/2048	100,000	112,777
5.55%, 6/1/2045	100,000	115,623
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	19,000	18,647
4.25%, 2/1/2021	2,000	2,054
MPLX L.P. 4.13%, 3/1/2027	188,000	196,631
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	56,528
ONEOK Partners L.P.:
Security Description	Principal Amount	Value
3.38%, 10/1/2022	$ 38,000	$ 38,700
6.13%, 2/1/2041	25,000	29,233
ONEOK, Inc.:
4.35%, 3/15/2029 (a)	15,000	16,033
5.20%, 7/15/2048	25,000	27,534
Phillips 66 Partners L.P.:
3.61%, 2/15/2025	3,000	3,080
3.75%, 3/1/2028	20,000	20,420
Plains All American Pipeline L.P./PAA Finance Corp.:
4.65%, 10/15/2025	50,000	53,277
4.70%, 6/15/2044	11,000	10,587
4.90%, 2/15/2045	25,000	25,069
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	25,000	26,248
5.00%, 3/15/2027	100,000	109,689
5.88%, 6/30/2026	55,000	62,851
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	6,991
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	6,000	6,114
4.75%, 3/15/2024	86,000	93,235
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	38,000	39,110
4.65%, 2/15/2022	14,000	14,669
4.95%, 1/15/2043	11,000	10,852
5.35%, 5/15/2045	100,000	104,430
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	10,000	13,056
TransCanada PipeLines, Ltd.:
3.80%, 10/1/2020	100,000	101,676
4.88%, 1/15/2026	50,000	55,675
5.00%, 10/16/2043	13,000	14,473
6.20%, 10/15/2037	5,000	6,241
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	50,000	52,487
5.40%, 8/15/2041	100,000	114,868
Western Gas Partners L.P.:
5.38%, 6/1/2021	19,000	19,751
5.45%, 4/1/2044	38,000	35,748
Williams Cos., Inc.:
3.60%, 3/15/2022	16,000	16,417
3.70%, 1/15/2023	5,000	5,163
4.00%, 9/15/2025	3,000	3,172
4.13%, 11/15/2020	16,000	16,281
4.55%, 6/24/2024	10,000	10,767
5.75%, 6/24/2044	5,000	5,832
		2,965,617
REAL ESTATE — 0.0% (b)
CBRE Services, Inc. 4.88%, 3/1/2026	22,000	23,916

See accompanying notes to financial statements.
51

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	$ 25,000	$ 25,727
4.00%, 1/15/2024 (a)	15,000	15,883
4.50%, 7/30/2029	8,000	8,825
4.60%, 4/1/2022	22,000	23,211
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	25,000	25,302
American Tower Corp.:
3.38%, 5/15/2024	150,000	154,362
3.80%, 8/15/2029	15,000	15,539
4.00%, 6/1/2025	150,000	158,842
AvalonBay Communities, Inc.:
3.30%, 6/1/2029	15,000	15,601
Series GMTN, 3.63%, 10/1/2020	39,000	39,531
Boston Properties L.P.:
3.40%, 6/21/2029	50,000	51,354
3.80%, 2/1/2024	19,000	19,896
4.13%, 5/15/2021	30,000	30,911
4.50%, 12/1/2028	10,000	11,077
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	21,000	21,631
4.13%, 6/15/2026	38,000	39,476
Camden Property Trust:
3.15%, 7/1/2029	10,000	10,185
4.10%, 10/15/2028	5,000	5,452
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	27,000	28,200
Crown Castle International Corp.:
2.25%, 9/1/2021	50,000	49,789
3.65%, 9/1/2027	80,000	82,470
CubeSmart L.P. 3.13%, 9/1/2026	75,000	74,011
Digital Realty Trust L.P.:
3.63%, 10/1/2022	35,000	35,967
4.45%, 7/15/2028	25,000	27,105
Duke Realty L.P. 4.00%, 9/15/2028	25,000	26,683
ERP Operating L.P.:
3.00%, 7/1/2029	25,000	25,377
3.50%, 3/1/2028	25,000	26,322
4.50%, 7/1/2044	16,000	18,130
Essex Portfolio L.P.:
3.50%, 4/1/2025	25,000	25,744
4.00%, 3/1/2029	15,000	15,967
Federal Realty Investment Trust 3.20%, 6/15/2029	25,000	25,369
GLP Capital L.P./GLP Financing II, Inc. 4.88%, 11/1/2020	15,000	15,292
HCP, Inc.:
3.40%, 2/1/2025	50,000	51,122
Security Description	Principal Amount	Value
4.20%, 3/1/2024	$ 49,000	$ 51,833
Highwoods Realty L.P. 4.20%, 4/15/2029	15,000	15,670
Hospitality Properties Trust:
4.38%, 2/15/2030	51,000	48,732
4.50%, 3/15/2025	18,000	17,978
Host Hotels & Resorts L.P. 6.00%, 10/1/2021	16,000	16,959
Kilroy Realty L.P. 4.75%, 12/15/2028	15,000	16,640
Kimco Realty Corp. 2.80%, 10/1/2026	100,000	97,621
Liberty Property L.P. 4.38%, 2/1/2029	15,000	16,209
Life Storage L.P. 3.88%, 12/15/2027	25,000	25,497
Mid-America Apartments L.P.:
3.95%, 3/15/2029	15,000	15,888
4.00%, 11/15/2025	22,000	23,287
National Retail Properties, Inc. 4.80%, 10/15/2048	15,000	16,926
Office Properties Income Trust 4.50%, 2/1/2025	19,000	19,028
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026 (a)	51,000	55,363
Prologis L.P. 3.75%, 11/1/2025	62,000	66,253
Public Storage 3.39%, 5/1/2029	10,000	10,442
Realty Income Corp.:
3.25%, 6/15/2029	50,000	50,992
3.88%, 7/15/2024	16,000	16,975
Regency Centers L.P. 4.65%, 3/15/2049	15,000	16,698
Sabra Health Care L.P. 5.13%, 8/15/2026	50,000	51,989
Simon Property Group L.P.:
3.25%, 11/30/2026	10,000	10,312
3.38%, 10/1/2024	140,000	145,862
4.25%, 10/1/2044	3,000	3,300
SITE Centers Corp. 3.63%, 2/1/2025	14,000	14,209
Spirit Realty L.P. 4.45%, 9/15/2026	49,000	51,212
STORE Capital Corp. 4.63%, 3/15/2029	15,000	15,987
UDR, Inc.:
Series MTN, 3.20%, 1/15/2030	25,000	24,949
Series MTN, 4.40%, 1/26/2029	25,000	27,262
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	24,915
3.10%, 1/15/2023	25,000	25,419
3.25%, 10/15/2026	63,000	63,297
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	55,000	56,681
Welltower, Inc.:
3.95%, 9/1/2023	160,000	168,630

See accompanying notes to financial statements.
52

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
4.13%, 3/15/2029	$ 25,000	$ 26,492
5.13%, 3/15/2043	3,000	3,307
Weyerhaeuser Co.:
4.00%, 11/15/2029 (a)	25,000	26,579
4.63%, 9/15/2023	11,000	11,812
7.38%, 3/15/2032	11,000	15,373
WP Carey, Inc.:
3.85%, 7/15/2029	25,000	25,345
4.60%, 4/1/2024	30,000	31,817
		2,624,093
RETAIL — 3.0%
AutoNation, Inc. 4.50%, 10/1/2025	19,000	19,728
AutoZone, Inc.:
2.88%, 1/15/2023	11,000	11,137
3.13%, 7/15/2023	38,000	38,948
Best Buy Co., Inc. 4.45%, 10/1/2028	30,000	31,675
Costco Wholesale Corp. 2.25%, 2/15/2022	16,000	16,065
Dollar General Corp. 3.25%, 4/15/2023	135,000	138,648
Dollar Tree, Inc. 4.00%, 5/15/2025	2,000	2,079
Home Depot, Inc.:
2.00%, 4/1/2021	100,000	99,950
3.75%, 2/15/2024	26,000	27,793
3.90%, 6/15/2047	25,000	27,035
5.40%, 9/15/2040	80,000	101,990
5.95%, 4/1/2041	100,000	135,491
Kohl's Corp. 3.25%, 2/1/2023	50,000	50,219
Lowe's Cos., Inc.:
3.38%, 9/15/2025	19,000	19,753
3.75%, 4/15/2021	11,000	11,236
4.25%, 9/15/2044	90,000	91,443
4.38%, 9/15/2045	12,000	12,482
4.65%, 4/15/2042	40,000	42,911
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	8,000	7,869
3.88%, 1/15/2022	5,000	5,078
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020	100,000	100,611
Series MTN, 3.80%, 4/1/2028 (a)	75,000	80,605
Series MTN, 6.30%, 3/1/2038	80,000	105,362
Nordstrom, Inc. 4.00%, 10/15/2021	11,000	11,303
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	19,000	19,567
3.90%, 6/1/2029	25,000	26,219
QVC, Inc.:
5.13%, 7/2/2022	11,000	11,442
5.95%, 3/15/2043	16,000	15,434
Starbucks Corp.:
3.10%, 3/1/2023	75,000	76,969
Security Description	Principal Amount	Value
3.55%, 8/15/2029	$ 50,000	$ 52,330
4.50%, 11/15/2048	50,000	54,861
Tapestry, Inc. 3.00%, 7/15/2022	25,000	25,024
Target Corp.:
3.38%, 4/15/2029	25,000	26,528
3.88%, 7/15/2020	19,000	19,336
3.90%, 11/15/2047	50,000	53,803
4.00%, 7/1/2042	8,000	8,692
TJX Cos., Inc. 2.25%, 9/15/2026	19,000	18,647
Walgreen Co. 4.40%, 9/15/2042	25,000	23,788
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	53,000	55,133
4.80%, 11/18/2044	3,000	3,012
Walmart, Inc.:
1.90%, 12/15/2020	100,000	99,821
2.85%, 7/8/2024	15,000	15,488
3.05%, 7/8/2026	25,000	26,111
3.25%, 7/8/2029	10,000	10,553
3.55%, 6/26/2025	150,000	160,144
3.70%, 6/26/2028	50,000	54,549
4.05%, 6/29/2048	50,000	57,245
4.30%, 4/22/2044	100,000	115,719
		2,219,826
SEMICONDUCTORS — 2.0%
Analog Devices, Inc. 3.90%, 12/15/2025	38,000	40,155
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	19,789
5.85%, 6/15/2041	51,000	65,794
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	75,000	71,009
3.63%, 1/15/2024	38,000	38,342
3.88%, 1/15/2027	50,000	48,985
Broadcom, Inc.:
3.13%, 4/15/2021 (e)	100,000	100,628
3.13%, 10/15/2022 (e)	5,000	5,028
3.63%, 10/15/2024 (e)	25,000	25,131
4.75%, 4/15/2029 (e)	75,000	76,927
Intel Corp.:
1.70%, 5/19/2021	150,000	148,921
2.35%, 5/11/2022	25,000	25,184
3.15%, 5/11/2027	25,000	26,018
3.73%, 12/8/2047	25,000	25,961
4.80%, 10/1/2041	50,000	59,036
KLA-Tencor Corp. 4.13%, 11/1/2021	30,000	31,057
Lam Research Corp. 3.80%, 3/15/2025	22,000	23,252
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	77,372

See accompanying notes to financial statements.
53

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Micron Technology, Inc. 4.64%, 2/6/2024	$ 55,000	$ 57,359
NVIDIA Corp. 3.20%, 9/16/2026	76,000	77,779
NXP B.V./NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/2029 (e)	50,000	51,632
QUALCOMM, Inc.:
2.90%, 5/20/2024	50,000	50,755
3.25%, 5/20/2027	200,000	203,812
Texas Instruments, Inc.:
2.63%, 5/15/2024	18,000	18,299
2.75%, 3/12/2021	19,000	19,194
3.88%, 3/15/2039	10,000	10,880
Xilinx, Inc.:
2.95%, 6/1/2024	38,000	38,551
3.00%, 3/15/2021	16,000	16,131
		1,452,981
SOFTWARE — 2.7%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	18,968
Adobe, Inc. 3.25%, 2/1/2025	57,000	59,469
CA, Inc. 5.38%, 12/1/2019	24,000	24,212
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	4,000	4,146
3.63%, 10/15/2020	4,000	4,059
5.00%, 10/15/2025	97,000	109,233
Series 10Y, 4.25%, 5/15/2028	20,000	21,887
Fiserv, Inc.:
2.75%, 7/1/2024	25,000	25,250
3.50%, 7/1/2029	60,000	61,788
3.80%, 10/1/2023	10,000	10,520
4.20%, 10/1/2028	25,000	27,036
4.40%, 7/1/2049	10,000	10,542
Microsoft Corp.:
2.40%, 8/8/2026	100,000	100,530
2.65%, 11/3/2022	250,000	255,492
3.95%, 8/8/2056	60,000	66,787
4.10%, 2/6/2037	80,000	91,310
4.45%, 11/3/2045	50,000	60,167
4.50%, 2/6/2057	100,000	122,106
4.88%, 12/15/2043	150,000	188,250
Oracle Corp.:
2.50%, 10/15/2022	38,000	38,396
2.63%, 2/15/2023	228,000	231,422
2.65%, 7/15/2026	62,000	62,244
2.95%, 5/15/2025	100,000	102,920
3.40%, 7/8/2024	8,000	8,383
3.80%, 11/15/2037	30,000	31,697
4.00%, 7/15/2046	25,000	26,818
4.13%, 5/15/2045	200,000	216,762
6.13%, 7/8/2039	5,000	6,839
Security Description	Principal Amount	Value
VMware, Inc. 2.95%, 8/21/2022	$ 50,000	$ 50,483
		2,037,716
TELECOMMUNICATIONS — 4.4%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	8,156
6.13%, 3/30/2040	8,000	10,438
6.38%, 3/1/2035	38,000	49,631
AT&T, Inc.:
3.55%, 6/1/2024	3,000	3,117
3.88%, 1/15/2026	100,000	104,549
3.95%, 1/15/2025	100,000	105,630
4.35%, 3/1/2029 (a)	110,000	118,382
4.75%, 5/15/2046	300,000	315,660
4.80%, 6/15/2044	150,000	158,071
5.25%, 3/1/2037	75,000	84,150
5.45%, 3/1/2047	200,000	229,898
5.55%, 8/15/2041	25,000	28,924
6.38%, 3/1/2041	5,000	6,233
Bell Canada, Inc. 4.30%, 7/29/2049	10,000	10,790
Cisco Systems, Inc. 5.90%, 2/15/2039	77,000	105,035
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	25,000	35,897
9.25%, 6/1/2032	100,000	153,694
Juniper Networks, Inc. 4.50%, 3/15/2024	10,000	10,655
Motorola Solutions, Inc.:
3.75%, 5/15/2022	11,000	11,303
4.00%, 9/1/2024	138,000	143,698
Orange SA 5.50%, 2/6/2044	8,000	9,919
Rogers Communications, Inc.:
4.30%, 2/15/2048	100,000	106,821
4.35%, 5/1/2049	10,000	10,800
5.00%, 3/15/2044	11,000	12,756
Telefonica Emisiones SA:
4.10%, 3/8/2027	150,000	159,345
4.57%, 4/27/2023	51,000	54,973
TELUS Corp.:
2.80%, 2/16/2027	15,000	14,743
4.30%, 6/15/2049	15,000	15,931
Verizon Communications, Inc.:
2.63%, 8/15/2026	170,000	168,943
3.13%, 3/16/2022	187,000	191,576
3.50%, 11/1/2024	80,000	84,089
3.88%, 2/8/2029	25,000	26,812
4.13%, 3/16/2027	100,000	108,794
4.33%, 9/21/2028	8,000	8,860
4.75%, 11/1/2041	57,000	64,879
4.86%, 8/21/2046	100,000	116,406
5.01%, 4/15/2049	100,000	118,970

See accompanying notes to financial statements.
54

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
6.55%, 9/15/2043	$ 76,000	$ 105,692
Vodafone Group PLC:
4.38%, 5/30/2028	50,000	54,048
4.38%, 2/19/2043	38,000	37,743
4.88%, 6/19/2049	50,000	52,799
5.00%, 5/30/2038	50,000	54,244
5.13%, 6/19/2059 (a)	25,000	27,018
		3,300,072
TEXTILES — 0.0% (b)
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	12,807
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	22,305
6.35%, 3/15/2040	19,000	22,564
		44,869
TRANSPORTATION — 2.2%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	58,000	61,134
4.15%, 12/15/2048 (a)	25,000	28,081
4.45%, 3/15/2043	15,000	17,131
4.55%, 9/1/2044	150,000	173,803
Canadian National Railway Co.:
2.85%, 12/15/2021	11,000	11,134
3.65%, 2/3/2048	63,000	66,469
6.20%, 6/1/2036	5,000	6,790
6.90%, 7/15/2028	20,000	26,392
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,676
5.75%, 3/15/2033	8,000	9,922
6.13%, 9/15/2115	50,000	68,152
CSX Corp.:
3.25%, 6/1/2027	175,000	180,525
3.35%, 11/1/2025	8,000	8,390
3.70%, 10/30/2020	86,000	87,329
3.80%, 11/1/2046	25,000	25,282
4.50%, 3/15/2049	10,000	11,218
FedEx Corp.:
2.63%, 8/1/2022	16,000	16,125
3.40%, 1/14/2022	10,000	10,254
3.88%, 8/1/2042	25,000	23,656
3.90%, 2/1/2035	19,000	19,097
4.20%, 10/17/2028 (a)	25,000	27,369
4.55%, 4/1/2046	25,000	25,618
4.95%, 10/17/2048	25,000	27,381
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	15,000	15,699
Norfolk Southern Corp.:
3.15%, 6/1/2027	58,000	59,583
3.25%, 12/1/2021	2,000	2,038
3.65%, 8/1/2025	10,000	10,566
3.80%, 8/1/2028 (a)	15,000	16,172
3.94%, 11/1/2047	5,000	5,198
Security Description	Principal Amount	Value
4.15%, 2/28/2048 (a)	$ 10,000	$ 10,738
4.80%, 8/15/2043	3,000	3,351
5.10%, 8/1/2118	15,000	17,007
Ryder System, Inc.:
Series MTN, 3.50%, 6/1/2021	15,000	15,299
Series MTN, 3.65%, 3/18/2024	25,000	26,121
Union Pacific Corp.:
3.70%, 3/1/2029	30,000	32,238
3.80%, 10/1/2051	75,000	75,398
3.88%, 2/1/2055	30,000	29,705
4.05%, 3/1/2046	15,000	15,673
4.16%, 7/15/2022	11,000	11,553
4.30%, 6/15/2042	105,000	112,643
United Parcel Service, Inc.:
2.80%, 11/15/2024	166,000	169,252
4.25%, 3/15/2049	25,000	27,422
		1,598,584
TRUCKING & LEASING — 0.0% (b)
GATX Corp. 4.35%, 2/15/2024	25,000	26,544
WATER — 0.2%
American Water Capital Corp.:
3.40%, 3/1/2025	5,000	5,201
3.75%, 9/1/2028	50,000	53,309
4.15%, 6/1/2049	25,000	27,008
4.30%, 12/1/2042	8,000	8,665
Aqua America, Inc. 4.28%, 5/1/2049	15,000	16,157
United Utilities PLC 6.88%, 8/15/2028 (a)	11,000	13,462
		123,802
TOTAL CORPORATE BONDS & NOTES (Cost $70,101,880)		73,313,228
	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	320,976	320,976
State Street Navigator Securities Lending Portfolio III (h) (i)	427,668	427,668
TOTAL SHORT-TERM INVESTMENTS (Cost $748,644)		748,644
TOTAL INVESTMENTS — 99.7% (Cost $70,850,524)		74,061,872
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		223,524
NET ASSETS — 100.0%		$ 74,285,396

See accompanying notes to financial statements.
55

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$73,313,228	$—	$73,313,228
Short-Term Investments	748,644	—	—	748,644
TOTAL INVESTMENTS	$748,644	$73,313,228	$—	$74,061,872
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,331	$23,331	$24,445,907	$24,148,262	$—	$—	320,976	$320,976	$3,963
State Street Navigator Securities Lending Government Money Market Portfolio	76,060	76,060	2,389,060	2,465,120	—	—	—	—	526
State Street Navigator Securities Lending Portfolio III	—	—	1,378,651	950,983	—	—	427,668	427,668	264
Total		$99,391	$28,213,618	$27,564,365	$—	$—		$748,644	$4,753
See accompanying notes to financial statements.
56

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.2%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$ 364,410	$ 367,886
2.50% 6/1/2028	181,903	183,822
2.50%, 10/1/2029	65,966	66,637
2.50%, 1/1/2031	229,642	231,965
2.50%, 6/1/2031	1,174,586	1,184,946
2.50%, 2/1/2033	275,802	278,060
3.00%, 10/1/2026	265,830	271,669
3.00%, 3/1/2027	468,258	478,751
3.00%, 2/1/2029	49,944	51,083
3.00%, 7/1/2029	103,178	105,517
3.00%, 8/1/2029	299,878	306,678
3.00%, 9/1/2029	71,812	73,440
3.00%, 2/1/2032	271,682	277,519
3.00%, 1/1/2033	948,322	968,289
3.00%, 2/1/2033	439,864	449,126
3.00%, 5/1/2033	285,398	291,138
3.00%, 5/1/2035	232,477	237,160
3.00%, 7/1/2035	475,950	485,540
3.00%, 4/1/2036	510,838	521,130
3.00%, 11/1/2042	1,189,525	1,212,599
3.00%, 1/1/2043	973,533	992,417
3.00% 2/1/2043	1,366,367	1,392,872
3.00%, 3/1/2043	400,868	408,580
3.00%, 6/1/2043	111,020	113,156
3.00%, 7/1/2043	219,426	223,647
3.00%, 8/1/2043	107,610	109,681
3.00%, 9/1/2043	116,591	118,834
3.00%, 10/1/2043	116,122	118,356
3.00%, 1/1/2045	221,544	225,433
3.00%, 6/1/2045	155,774	158,338
3.00% 7/1/2045	1,246,182	1,266,689
3.00%, 8/1/2045	1,127,466	1,149,336
3.00%, 5/1/2046	411,792	417,751
3.00%, 6/1/2046	297,540	301,846
3.00%, 8/1/2046	304,342	308,746
3.00%, 9/1/2046	471,422	478,244
3.00%, 10/1/2046	1,781,057	1,806,832
3.00%, 11/1/2046	501,455	508,712
3.00%, 1/1/2047	819,736	831,599
3.00%, 7/1/2047	574,436	582,749
3.50%, 3/1/2021	82,706	83,224
3.50%, 2/1/2026	212,915	219,961
3.50%, 10/1/2026	160,343	165,775
3.50%, 1/1/2029	49,077	50,771
3.50%, 6/1/2029	83,034	85,975
3.50%, 8/1/2029	50,678	52,475
3.50%, 2/1/2030	33,087	34,243
3.50%, 1/1/2034	560,681	579,296
3.50%, 7/1/2035	252,994	262,171
3.50%, 2/1/2039	402,172	414,901
3.50%, 7/1/2042	32,670	33,871
3.50%, 3/1/2043	194,796	201,710
Security Description	Principal Amount	Value
3.50%, 5/1/2043	$ 535,818	$ 554,835
3.50%, 11/1/2043	103,547	107,222
3.50%, 6/1/2044	222,335	229,851
3.50%, 8/1/2044	100,789	104,197
3.50%, 10/1/2044	84,860	87,729
3.50%, 11/1/2044	171,152	176,938
3.50%, 12/1/2044	401,308	414,875
3.50%, 1/1/2045	90,713	93,780
3.50%, 2/1/2045	376,117	388,832
3.50% 7/1/2045	319,255	329,591
3.50%, 10/1/2045	376,128	387,634
3.50%, 11/1/2045	275,855	284,294
3.50% 12/1/2045	735,240	758,277
3.50%, 1/1/2046	536,094	552,493
3.50%, 3/1/2046	1,906,786	1,965,117
3.50%, 5/1/2046	605,087	623,380
3.50%, 12/1/2046	625,442	644,350
3.50%, 2/1/2047	601,557	619,743
3.50%, 6/1/2047	789,638	813,077
3.50%, 8/1/2047	818,035	842,318
3.50%, 10/1/2047	1,015,419	1,045,560
3.50%, 11/1/2047	292,507	301,189
3.50%, 12/1/2047	585,837	603,227
3.50%, 5/1/2048	209,166	214,450
3.50% 6/1/2048	1,275,156	1,307,707
3.50%, 11/1/2048	376,567	386,080
3.50%, 4/1/2049	296,362	303,452
4.00%, 5/1/2021	23,209	23,307
4.00%, 11/1/2033	186,430	194,746
4.00%, 6/1/2035	186,098	196,079
4.00%, 10/1/2040	95,886	101,304
4.00%, 12/1/2041	122,419	129,237
4.00%, 4/1/2042	59,877	63,212
4.00%, 6/1/2042	199,012	209,574
4.00%, 10/1/2043	284,966	300,836
4.00% 5/1/2044	147,427	154,679
4.00%, 7/1/2044	263,214	276,163
4.00%, 10/1/2044	221,666	232,570
4.00%, 12/1/2044	60,813	63,805
4.00%, 4/1/2045	91,523	95,741
4.00%, 5/1/2045	1,201,672	1,268,597
4.00%, 10/1/2045	303,011	316,975
4.00%, 12/1/2045	434,288	454,301
4.00%, 1/1/2046	1,193,108	1,248,089
4.00%, 6/1/2047	445,672	464,368
4.00%, 7/1/2047	237,119	247,067
4.00%, 8/1/2047	810,543	844,545
4.00%, 9/1/2047	398,453	415,168
4.00%, 12/1/2047	430,066	448,107
4.00%, 4/1/2048	777,074	805,775
4.00%, 5/1/2048	898,447	930,093
4.00% 7/1/2048	971,168	1,005,374
4.00%, 10/1/2048	502,090	520,635
4.00%, 11/1/2048	479,032	495,905
4.50%, 2/1/2039	89,618	95,728

See accompanying notes to financial statements.
57

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
4.50%, 7/1/2041	$ 215,086	$ 230,712
4.50%, 9/1/2041	59,773	64,116
4.50%, 10/1/2041	465,776	499,494
4.50%, 10/1/2043	129,778	138,384
4.50%, 3/1/2044	178,316	189,714
4.50%, 7/1/2044	567,334	603,597
4.50%, 7/1/2045	506,106	542,744
4.50%, 8/1/2045	58,710	62,182
4.50%, 7/1/2047	861,185	916,264
4.50%, 12/1/2047	629,114	663,371
4.50%, 7/1/2048	318,594	333,198
4.50%, 11/1/2048	197,328	207,137
4.50%, 3/1/2049	307,019	321,092
5.00%, 12/1/2033	513,693	555,788
5.00%, 9/1/2038	40,629	43,832
5.00%, 9/1/2039	181,433	195,680
5.00%, 12/1/2041	132,309	142,447
5.00%, 7/1/2048	795,732	844,851
5.00%, 9/1/2048	580,475	616,302
5.50%, 9/1/2035	3,800	4,140
5.50%, 6/1/2036	16,583	18,058
5.50%, 12/1/2036	19,254	20,966
5.50%, 7/1/2037	265,480	289,081
5.50%, 4/1/2038	194,993	213,910
5.50%, 5/1/2038	3,067	3,364
5.50%, 8/1/2038	296,210	322,543
6.00%, 7/1/2040	539,105	617,476
Federal National Mortgage Association:
2.00%, 11/1/2031	209,301	206,923
2.50% 7/1/2028	499,393	504,402
2.50%, 8/1/2028	243,492	245,935
2.50%, 10/1/2028	115,000	116,153
2.50%, 3/1/2029	384,847	388,316
2.50%, 2/1/2030	92,746	93,642
2.50%, 5/1/2030	124,336	125,527
2.50%, 7/1/2030	108,880	109,923
2.50%, 9/1/2031	1,406,853	1,418,519
2.50% 10/1/2031	1,362,140	1,373,436
2.50% 11/1/2031	1,377,919	1,390,032
2.50%, 12/1/2031	479,965	483,945
2.50%, 10/1/2032	120,571	121,495
2.50%, 12/1/2032	290,779	293,006
3.00%, 12/1/2026	68,606	70,078
3.00%, 2/1/2027	36,429	37,211
3.00%, 8/1/2027	536,049	547,549
3.00%, 10/1/2028	101,710	103,973
3.00%, 11/1/2028	144,019	147,224
3.00%, 6/1/2029	75,588	77,262
3.00%, 7/1/2029	146,215	149,452
3.00% 8/1/2029	184,951	189,045
3.00%, 9/1/2029	77,101	78,808
3.00%, 4/1/2030	226,417	231,478
3.00%, 5/1/2030	571,480	583,972
3.00%, 6/1/2030	99,270	101,489
Security Description	Principal Amount	Value
3.00%, 9/1/2030	$ 83,150	$ 85,009
3.00%, 12/1/2030	105,052	107,400
3.00%, 4/1/2031	170,113	173,672
3.00% 12/1/2032	1,376,455	1,404,887
3.00%, 1/1/2033	372,859	380,499
3.00%, 2/1/2034	440,728	449,346
3.00%, 1/1/2035	181,151	184,838
3.00%, 2/1/2035	253,281	258,436
3.00%, 2/1/2036	245,709	250,519
3.00%, 12/1/2036	422,115	432,502
3.00%, 8/1/2037	420,003	427,762
3.00%, 10/1/2042	455,810	464,383
3.00%, 12/1/2042	207,855	211,765
3.00% 4/1/2043	864,671	880,797
3.00% 5/1/2043	716,432	729,795
3.00%, 6/1/2043	360,050	366,765
3.00% 7/1/2043	319,142	325,094
3.00% 8/1/2043	872,035	888,299
3.00%, 9/1/2043	188,994	192,519
3.00%, 1/1/2044	99,294	101,146
3.00%, 10/1/2044	204,514	208,361
3.00%, 1/1/2045	607,329	617,637
3.00%, 4/1/2045	524,235	532,550
3.00%, 8/1/2045	902,907	919,747
3.00% 11/1/2045	609,800	619,473
3.00%, 12/1/2045	267,335	271,576
3.00%, 5/1/2046	283,570	287,506
3.00%, 9/1/2046	1,070,631	1,085,492
3.00% 10/1/2046	1,874,253	1,900,270
3.00% 11/1/2046	2,032,787	2,063,016
3.00% 1/1/2047	1,531,194	1,552,450
3.00%, 3/1/2047	183,183	185,726
3.00%, 8/1/2047	1,076,816	1,091,764
3.50%, 12/1/2025	123,054	127,179
3.50%, 1/1/2026	17,661	18,229
3.50%, 1/1/2027	109,481	113,004
3.50%, 1/1/2028	183,230	189,368
3.50%, 1/1/2029	122,761	126,941
3.50%, 5/1/2029	175,647	181,762
3.50%, 10/1/2029	54,734	56,639
3.50%, 12/1/2030	158,929	164,393
3.50%, 6/1/2033	399,459	412,509
3.50%, 6/1/2034	301,821	312,787
3.50%, 7/1/2037	400,028	412,709
3.50%, 11/1/2037	339,838	350,597
3.50%, 9/1/2040	1,300,702	1,343,865
3.50%, 12/1/2040	281,487	291,479
3.50%, 1/1/2041	271,799	281,448
3.50% 5/1/2042	1,009,267	1,045,772
3.50%, 6/1/2042	423,778	439,105
3.50%, 1/1/2043	133,077	137,891
3.50% 5/1/2043	293,490	303,729
3.50%, 6/1/2043	920,725	952,845
3.50%, 1/1/2044	143,304	148,303
3.50%, 5/1/2044	626,351	652,087

See accompanying notes to financial statements.
58

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.50%, 9/1/2044	$ 418,711	$ 433,679
3.50%, 10/1/2044	83,424	86,192
3.50% 1/1/2045	414,680	428,441
3.50% 2/1/2045	2,294,006	2,376,979
3.50%, 3/1/2045	217,947	226,597
3.50%, 4/1/2045	204,047	210,168
3.50% 5/1/2045	881,553	912,354
3.50%, 8/1/2045	652,433	674,203
3.50%, 9/1/2045	1,118,348	1,159,356
3.50%, 11/1/2045	398,593	410,548
3.50% 12/1/2045	908,042	935,278
3.50% 2/1/2046	1,282,288	1,320,511
3.50%, 4/1/2046	683,221	703,458
3.50%, 10/1/2046	865,328	890,958
3.50%, 2/1/2047	800,491	824,201
3.50%, 4/1/2047	619,116	637,121
3.50% 5/1/2047	2,082,620	2,154,604
3.50% 9/1/2047	1,077,390	1,110,988
3.50%, 10/1/2047	434,152	446,778
3.50%, 11/1/2047	552,025	568,079
3.50%, 12/1/2047	1,114,780	1,147,201
3.50%, 1/1/2048	1,572,185	1,617,908
3.50%, 2/1/2048	269,567	278,343
3.50%, 5/1/2048	392,650	407,077
3.50%, 6/1/2048	1,095,963	1,122,985
3.50%, 9/1/2048	191,327	196,179
4.00%, 5/1/2020	305	306
4.00%, 7/1/2021	13,393	13,541
4.00%, 8/1/2026	57,325	59,541
4.00%, 11/1/2033	247,948	258,917
4.00%, 1/1/2034	233,785	246,162
4.00%, 5/1/2037	196,210	205,374
4.00%, 9/1/2038	547,641	571,310
4.00%, 10/1/2040	275,942	291,365
4.00%, 12/1/2040	232,568	245,567
4.00%, 2/1/2041	321,590	339,565
4.00%, 10/1/2041	91,092	96,184
4.00%, 12/1/2041	116,687	123,112
4.00%, 4/1/2042	419,056	441,033
4.00%, 10/1/2043	248,956	261,377
4.00%, 12/1/2043	146,764	154,086
4.00%, 2/1/2044	141,536	148,597
4.00%, 5/1/2044	511,712	541,022
4.00%, 6/1/2044	110,558	115,926
4.00% 7/1/2044	362,954	380,578
4.00%, 9/1/2044	77,138	80,883
4.00% 10/1/2044	96,064	100,729
4.00%, 12/1/2044	134,259	140,778
4.00%, 6/1/2045	748,724	785,079
4.00%, 8/1/2045	972,214	1,020,720
4.00% 9/1/2045	208,998	218,497
4.00% 12/1/2045	1,249,096	1,318,738
4.00%, 3/1/2046	175,544	183,252
4.00% 4/1/2046	1,160,286	1,214,472
4.00%, 7/1/2046	457,811	477,912
Security Description	Principal Amount	Value
4.00%, 9/1/2046	$ 281,953	$ 302,018
4.00%, 2/1/2047	329,465	350,110
4.00%, 4/1/2047	998,199	1,039,419
4.00%, 5/1/2047	1,502,321	1,564,359
4.00%, 6/1/2047	246,003	256,161
4.00% 7/1/2047	1,915,580	1,994,683
4.00% 8/1/2047	937,132	986,646
4.00%, 9/1/2047	757,709	788,998
4.00%, 1/1/2048	429,016	446,732
4.00%, 5/1/2048	533,103	551,562
4.00%, 7/1/2048	590,601	612,062
4.00%, 8/1/2048	1,124,163	1,163,087
4.00% 11/1/2048	1,072,856	1,111,168
4.00%, 12/1/2048	2,372,312	2,454,452
4.00%, 3/1/2049	483,200	500,382
4.50%, 11/1/2024	26,931	27,977
4.50%, 4/1/2031	70,651	74,923
4.50%, 5/1/2041	186,562	199,946
4.50%, 9/1/2041	108,623	116,439
4.50%, 1/1/2042	216,603	232,189
4.50% 9/1/2043	464,755	497,654
4.50%, 10/1/2043	191,677	204,244
4.50%, 12/1/2043	274,737	292,750
4.50%, 3/1/2044	75,105	79,852
4.50%, 4/1/2044	57,323	60,946
4.50%, 5/1/2044	204,928	218,364
4.50% 6/1/2044	342,096	363,720
4.50%, 10/1/2044	244,395	259,843
4.50%, 5/1/2045	503,303	547,514
4.50%, 8/1/2046	450,641	485,543
4.50%, 8/1/2047	288,790	304,303
4.50%, 9/1/2047	594,783	626,732
4.50%, 12/1/2047	527,437	555,769
4.50%, 8/1/2048	943,762	990,072
4.50%, 10/1/2048	371,741	389,982
4.50%, 11/1/2048	901,457	945,691
4.50%, 12/1/2048	921,080	966,277
4.50%, 4/1/2049	1,461,164	1,529,064
5.00%, 6/1/2039	435,826	471,222
5.00%, 8/1/2039	511,165	550,928
5.00%, 6/1/2040	291,982	314,138
5.00%, 7/1/2040	141,610	152,355
5.00%, 9/1/2040	140,429	151,084
5.00%, 2/1/2041	94,368	101,529
5.00%, 3/1/2042	229,531	246,948
5.00%, 7/1/2044	80,519	86,261
5.00%, 1/1/2045	84,261	90,270
5.00%, 1/1/2049	588,545	622,412
5.50%, 1/1/2035	339,227	369,048
5.50%, 4/1/2036	173,194	188,535
5.50%, 11/1/2038	69,207	75,862
5.50%, 12/1/2038	31,931	34,936
5.50%, 12/1/2039	69,572	76,262
5.50%, 7/1/2041	150,669	163,987
6.00%, 1/1/2037	24,045	26,607

See accompanying notes to financial statements.
59

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
6.00%, 9/1/2037	$ 49,990	$ 57,267
6.00%, 9/1/2039	38,490	43,940
6.00%, 6/1/2040	91,542	104,723
6.00%, 10/1/2040	118,729	135,841
TBA, 2.50%, 7/1/2034 (a)	300,000	302,034
TBA, 2.50%, 7/1/2049 (a)	500,000	496,467
TBA, 3.00%, 7/1/2034 (a)	750,000	764,655
TBA, 3.00%, 7/1/2049 (a)	600,000	601,350
TBA, 3.50%, 7/1/2049 (a)	750,000	766,657
TBA, 4.00%, 7/1/2049 (a)	1,875,000	1,937,756
Government National Mortgage Association:
2.50%, 1/20/2043	78,208	79,153
3.00%, 5/20/2032	520,569	532,340
3.00%, 5/15/2042	129,018	132,303
3.00%, 8/20/2042	315,600	324,922
3.00%, 12/20/2042	319,583	329,022
3.00%, 3/20/2043	384,717	395,432
3.00%, 4/20/2043	235,026	241,571
3.00%, 8/20/2043	681,828	700,818
3.00%, 10/20/2043	575,834	591,872
3.00%, 12/20/2044	137,608	141,185
3.00%, 2/15/2045	123,314	126,453
3.00%, 3/15/2045	120,886	123,711
3.00%, 3/20/2045	73,103	74,895
3.00%, 4/20/2045	223,433	228,910
3.00%, 5/20/2045	287,184	294,224
3.00%, 6/20/2045	95,675	98,020
3.00%, 8/20/2045	115,471	118,301
3.00%, 12/20/2045	323,503	331,434
3.00%, 1/20/2046	475,220	486,870
3.00%, 5/20/2046	405,345	414,780
3.00%, 7/20/2046	292,049	298,847
3.00%, 8/20/2046	607,064	621,195
3.00%, 9/20/2046	1,911,998	1,956,505
3.00%, 10/20/2046	1,630,204	1,668,152
3.00%, 12/20/2046	973,338	995,996
3.00%, 2/20/2047	593,173	606,981
3.00%, 6/20/2047	185,785	189,967
3.00%, 10/20/2047	1,328,841	1,358,752
3.00%, 11/20/2047	946,071	967,366
3.00%, 1/20/2048	247,028	252,589
3.00%, 12/20/2048	380,225	388,783
3.50%, 2/15/2042	219,846	229,599
3.50%, 4/15/2042	98,181	102,536
3.50%, 6/20/2042	557,730	583,546
3.50%, 10/20/2042	413,165	432,289
3.50%, 11/20/2042	75,663	79,165
3.50%, 2/20/2043	227,908	237,965
3.50% 3/20/2043	246,169	257,462
3.50%, 4/20/2043	182,985	191,455
3.50%, 5/20/2043	230,175	240,332
3.50%, 7/20/2043	554,484	578,952
3.50%, 9/20/2043	285,525	298,124
3.50%, 10/20/2043	1,477,490	1,542,686
Security Description	Principal Amount	Value
3.50%, 3/20/2044	$ 169,597	$ 177,081
3.50%, 4/20/2044	242,881	253,430
3.50%, 5/20/2044	257,058	268,222
3.50%, 7/20/2044	130,150	135,803
3.50%, 8/20/2044	188,936	197,141
3.50%, 10/20/2044	81,010	84,529
3.50%, 12/20/2044	54,165	56,518
3.50%, 2/20/2045	54,246	56,602
3.50%, 3/20/2045	68,398	71,115
3.50% 4/20/2045	225,184	234,132
3.50%, 5/20/2045	233,331	242,602
3.50%, 6/20/2045	121,944	126,789
3.50%, 7/20/2045	1,039,246	1,080,540
3.50%, 9/20/2045	325,286	338,211
3.50%, 10/20/2045	367,731	382,342
3.50%, 11/20/2045	753,157	783,084
3.50%, 12/20/2045	79,036	82,177
3.50%, 1/20/2046	274,683	285,597
3.50%, 4/20/2046	341,712	353,994
3.50%, 6/20/2046	1,042,970	1,080,458
3.50%, 8/20/2046	1,144,606	1,185,746
3.50%, 9/20/2046	1,274,313	1,320,116
3.50%, 10/20/2046	379,929	393,584
3.50%, 1/20/2047	284,718	294,951
3.50%, 2/20/2047	773,340	801,136
3.50%, 3/20/2047	1,041,526	1,077,720
3.50%, 5/20/2047	1,116,589	1,155,391
3.50%, 6/20/2047	619,778	641,316
3.50%, 8/20/2047	1,311,787	1,357,373
3.50%, 9/20/2047	341,718	353,593
3.50%, 10/20/2047	694,121	718,242
3.50%, 12/20/2047	991,116	1,025,559
3.50%, 2/20/2048	811,309	839,502
3.50%, 6/20/2048	296,654	306,557
3.50%, 8/20/2048	225,606	233,137
4.00%, 2/15/2040	8,229	8,646
4.00%, 4/15/2040	124,751	131,385
4.00%, 11/20/2041	114,546	120,930
4.00%, 2/20/2042	126,995	134,073
4.00%, 5/20/2042	110,495	116,414
4.00%, 8/20/2042	50,629	53,342
4.00%, 8/20/2043	131,752	139,231
4.00%, 11/20/2043	844,160	892,079
4.00%, 3/20/2044	147,674	155,769
4.00%, 7/15/2044	160,399	168,719
4.00%, 7/20/2044	149,249	157,431
4.00%, 8/20/2044	354,889	374,344
4.00%, 12/20/2044	369,199	389,439
4.00%, 1/20/2045	129,231	136,315
4.00%, 2/20/2045	391,457	412,917
4.00%, 5/15/2045	83,021	87,298
4.00%, 6/15/2045	105,942	111,400
4.00%, 8/20/2045	104,647	110,186
4.00%, 10/20/2045	203,768	214,553
4.00%, 11/20/2045	536,624	565,025

See accompanying notes to financial statements.
60

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
4.00%, 1/20/2046	$ 128,949	$ 135,774
4.00%, 4/20/2046	437,541	460,698
4.00%, 5/20/2046	970,160	1,014,837
4.00%, 3/20/2047	631,388	660,463
4.00%, 4/20/2047	160,507	167,649
4.00%, 5/20/2047	399,025	416,780
4.00%, 8/20/2047	454,396	474,615
4.00%, 9/20/2047	234,592	245,031
4.00%, 12/20/2047	778,917	813,576
4.00%, 6/20/2048	998,517	1,035,920
4.00%, 8/20/2048	472,198	489,886
4.00%, 9/20/2048	593,121	615,338
4.00%, 11/20/2048	1,525,485	1,582,627
4.00%, 3/20/2049	942,029	979,616
4.50%, 6/15/2039	27,491	29,238
4.50%, 4/15/2040	124,155	131,191
4.50%, 6/15/2040	100,641	106,344
4.50%, 9/20/2040	112,457	119,606
4.50%, 3/15/2041	63,177	66,757
4.50%, 6/15/2041	30,003	31,703
4.50%, 7/15/2041	44,397	46,913
4.50%, 7/20/2041	208,292	221,589
4.50%, 12/20/2041	182,597	194,205
4.50%, 10/20/2043	48,242	51,534
4.50%, 12/20/2043	129,423	138,253
4.50%, 1/20/2044	100,727	107,600
4.50%, 4/20/2044	147,820	157,906
4.50%, 5/20/2045	80,387	85,655
4.50%, 10/20/2045	119,759	127,609
4.50%, 11/20/2045	320,442	341,445
4.50%, 6/20/2046	259,599	276,614
4.50%, 7/20/2046	144,328	153,787
4.50%, 12/20/2046	283,255	302,581
4.50%, 8/20/2047	307,517	322,997
4.50%, 12/20/2047	181,573	190,713
4.50%, 3/20/2048	229,006	240,533
4.50%, 6/20/2048	368,430	384,430
4.50%, 8/20/2048	423,910	442,320
4.50%, 9/20/2048	843,353	879,978
4.50%, 11/20/2048	622,711	649,755
4.50%, 12/20/2048	559,344	583,636
4.50%, 4/20/2049	696,618	730,328
5.00%, 12/15/2038	39,998	43,055
5.00%, 5/15/2039	49,100	52,846
5.00%, 11/20/2042	179,628	191,953
5.00%, 3/20/2043	34,940	37,418
5.00%, 4/20/2043	83,347	89,066
Security Description	Principal Amount	Value
5.00%, 5/20/2043	$ 31,469	$ 33,628
5.00%, 8/20/2043	145,883	158,526
5.00%, 5/20/2044	76,138	82,736
5.00%, 6/20/2044	46,953	51,022
5.00%, 7/20/2044	121,365	132,021
5.00%, 12/20/2045	572,439	622,047
5.00%, 4/20/2048	138,417	144,921
5.00%, 7/20/2048	368,952	386,481
5.00%, 10/20/2048	658,148	689,415
5.50%, 9/15/2035	31,099	32,838
5.50%, 7/15/2038	12,556	13,632
5.50%, 3/15/2039	90,722	103,263
6.00%, 8/15/2040	33,017	38,701
6.00%, 9/15/2040	59,365	69,674
6.00%, 1/20/2046	190,862	218,049
TBA, 3.00%, 7/1/2049 (a)	300,000	306,477
TBA, 3.50%, 7/1/2049 (a)	500,000	516,450
TBA, 4.00%, 7/1/2049 (a)	1,350,000	1,399,410
TBA, 4.50%, 7/1/2049 (a)	800,000	833,864
TBA, 5.00%, 7/1/2049 (a)	500,000	522,625
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $221,483,158)		222,683,114
	Shares
SHORT-TERM INVESTMENT — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $9,526,747)	9,526,747	9,526,747
TOTAL INVESTMENTS — 103.5% (Cost $231,009,905)		232,209,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(7,808,140)
NET ASSETS — 100.0%		$ 224,401,721
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
TBA	= To Be Announced

See accompanying notes to financial statements.
61

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$222,683,114	$—	$222,683,114
Short-Term Investment	9,526,747	—	—	9,526,747
TOTAL INVESTMENTS	$9,526,747	$222,683,114	$—	$232,209,861
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,679,737	$26,679,737	$165,788,807	$182,941,797	$—	$—	9,526,747	$9,526,747	$393,409
See accompanying notes to financial statements.
62

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.5%
AUSTRALIA — 3.6%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	5,015,000	$ 3,555,096
Series 151, 2.00%, 12/21/2021	AUD	3,150,000	2,265,928
Series 124, 5.75%, 5/15/2021	AUD	6,360,000	4,855,904
			10,676,928
AUSTRIA — 3.4%
Austria Government Bond:
3.50%, 9/15/2021 (a)	EUR	3,355,000	4,174,852
3.65%, 4/20/2022 (a)	EUR	2,100,000	2,682,275
3.90%, 7/15/2020 (a)	EUR	2,805,000	3,343,179
			10,200,306
BELGIUM — 4.4%
Belgium Government Bond:
Series 58, 3.75%, 9/28/2020 (a)	EUR	3,995,000	4,794,731
Series 48, 4.00%, 3/28/2022	EUR	3,000,000	3,857,117
Series 61, 4.25%, 9/28/2021 (a)	EUR	3,460,000	4,379,280
			13,031,128
CANADA — 4.2%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	1,690,000	1,261,755
0.75%, 9/1/2020	CAD	2,435,000	1,844,004
0.75%, 3/1/2021	CAD	2,820,000	2,130,748
0.75%, 9/1/2021	CAD	2,205,000	1,662,419
1.50%, 8/1/2021	CAD	670,000	513,307
1.75%, 8/1/2020	CAD	995,000	762,482
1.75%, 5/1/2021	CAD	1,575,000	1,211,246
2.00%, 11/1/2020	CAD	1,240,000	953,853
2.25%, 2/1/2021	CAD	1,400,000	1,083,402
3.25%, 6/1/2021	CAD	1,350,000	1,067,562
			12,490,778
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 2/28/2021	CLP	200,000,000	303,948
4.50%, 3/1/2021	CLP	650,000,000	988,199
			1,292,147
CHINA — 0.9%
China Government Bond Series 1821, 3.17%, 10/11/2021	CNY	18,000,000	2,640,600
Security Description		Principal Amount	Value
CYPRUS — 0.1%
Cyprus Government International Bond Series EMTN, 3.88%, 5/6/2022	EUR	200,000	$ 252,347
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 104, 0.75%, 2/23/2021	CZK	5,600,000	247,256
Series 46, 3.75%, 9/12/2020	CZK	15,530,000	712,934
Series 61, 3.85%, 9/29/2021	CZK	15,910,000	748,125
			1,708,315
DENMARK — 1.5%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	11,570,000	1,789,396
3.00%, 11/15/2021	DKK	15,400,000	2,560,455
			4,349,851
FINLAND — 1.4%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	1,100,000	1,275,864
0.38%, 9/15/2020 (a)	EUR	1,320,000	1,521,661
3.50%, 4/15/2021 (a)	EUR	1,205,000	1,474,800
			4,272,325
FRANCE — 5.8%
France Government Bond OAT:
Zero Coupon, 2/25/2021	EUR	1,500,000	1,727,503
Zero Coupon, 5/25/2021	EUR	1,380,000	1,591,849
Zero Coupon, 2/25/2022	EUR	900,000	1,041,566
Zero Coupon, 5/25/2022	EUR	1,350,000	1,567,867
0.25%, 11/25/2020	EUR	1,195,000	1,377,962
2.50%, 10/25/2020	EUR	1,810,000	2,146,702
3.00%, 4/25/2022	EUR	2,200,000	2,768,424
3.25%, 10/25/2021	EUR	2,200,000	2,736,706
3.75%, 4/25/2021	EUR	1,950,000	2,400,805
			17,359,384
GERMANY — 4.5%
Bundesrepublik Deutschland:
Zero Coupon, 9/11/2020	EUR	700,000	803,861
Zero Coupon, 12/11/2020	EUR	600,000	690,494
Zero Coupon, 3/12/2021	EUR	400,000	461,300
Bundesschatzanweisungen Zero Coupon, 6/11/2021	EUR	200,000	231,126
Federal Republic of Germany:

See accompanying notes to financial statements.
63

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 173, Zero Coupon, 4/9/2021	EUR	1,045,000	$ 1,205,813
Series 174, Zero Coupon, 10/8/2021	EUR	1,000,000	1,158,540
Series 175, Zero Coupon, 4/8/2022	EUR	850,000	988,647
Series 172, 0.25%, 10/16/2020	EUR	920,000	1,060,747
2.00%, 1/4/2022	EUR	1,100,000	1,340,739
2.25%, 9/4/2020	EUR	736,000	867,611
2.25%, 9/4/2021	EUR	750,000	910,531
2.50%, 1/4/2021	EUR	965,000	1,154,090
3.00%, 7/4/2020	EUR	1,125,000	1,328,728
3.25%, 7/4/2021	EUR	900,000	1,107,879
			13,310,106
HONG KONG — 0.3%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	2,200,000	279,070
1.16%, 5/18/2022	HKD	1,950,000	246,779
2.46%, 8/4/2021	HKD	2,950,000	384,041
			909,890
HUNGARY — 0.9%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	122,800,000	433,389
Series 20/C, 1.00%, 9/23/2020	HUF	86,200,000	307,315
Series 21/B, 2.50%, 10/27/2021	HUF	129,500,000	476,726
Series 22/A, 7.00%, 6/24/2022	HUF	227,000,000	945,852
Series 20/A, 7.50%, 11/12/2020	HUF	114,050,000	442,906
			2,606,188
INDONESIA — 1.9%
Indonesia Treasury Bond Series FR61, 7.00%, 5/15/2022	IDR	24,000,000,000	1,692,868
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 3/15/2020	IDR	8,265,000,000	584,312
Series PBS, 6.50%, 5/15/2021	IDR	46,800,000,000	3,282,301
			5,559,481
IRELAND — 1.1%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	1,370,000	1,616,540
5.00%, 10/18/2020	EUR	1,430,000	1,747,036
			3,363,576
ISRAEL — 1.0%
Israel Government Bond:
Security Description		Principal Amount	Value
Series 0121, 0.50%, 1/31/2021	ILS	3,280,000	$ 921,551
Series 0421, 1.00%, 4/30/2021	ILS	2,940,000	833,431
Series 0122, 5.50%, 1/31/2022	ILS	3,900,000	1,233,213
			2,988,195
ITALY — 5.8%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	690,000	783,418
0.35%, 11/1/2021	EUR	750,000	852,358
0.45%, 6/1/2021	EUR	810,000	925,450
1.20%, 4/1/2022	EUR	500,000	577,178
2.30%, 10/15/2021	EUR	1,000,000	1,185,810
3.75%, 8/1/2021 (a)	EUR	1,500,000	1,826,675
Italy Certificati di Credito del Tesoro Zero Coupon, 11/27/2020	EUR	960,000	1,091,521
Republic of Italy:
0.20%, 10/15/2020	EUR	715,000	816,319
0.65%, 11/1/2020	EUR	650,000	746,460
1.35%, 4/15/2022	EUR	650,000	753,038
2.15%, 12/15/2021	EUR	800,000	946,203
3.75%, 3/1/2021	EUR	1,150,000	1,387,543
3.75%, 5/1/2021 (a)	EUR	900,000	1,090,525
4.00%, 9/1/2020	EUR	1,250,000	1,489,952
4.75%, 9/1/2021	EUR	1,300,000	1,617,645
5.00%, 3/1/2022	EUR	1,050,000	1,332,392
			17,422,487
JAPAN — 22.9%
Government of Japan 2 Year Bond Series 390, 0.10%, 7/1/2020	JPY	253,500,000	2,360,063
Government of Japan 5 Year Bond:
Series 125, 0.10%, 9/20/2020	JPY	431,500,000	4,019,671
Series 126, 0.10%, 12/20/2020	JPY	638,000,000	5,948,488
Series 127, 0.10%, 3/20/2021	JPY	459,500,000	4,287,714
Series 128, 0.10%, 6/20/2021	JPY	812,000,000	7,583,314
Series 129, 0.10%, 9/20/2021	JPY	644,500,000	6,024,645
Series 130, 0.10%, 12/20/2021	JPY	800,000,000	7,484,388
Series 131, 0.10%, 3/20/2022	JPY	343,000,000	3,211,860
Series 132, 0.10%, 6/20/2022	JPY	500,000,000	4,685,957
Government of Japan 10 Year Bond:

See accompanying notes to financial statements.
64

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 311, 0.80%, 9/20/2020	JPY	125,000,000	$ 1,174,378
Series 324, 0.80%, 6/20/2022	JPY	354,000,000	3,385,540
Series 310, 1.00%, 9/20/2020	JPY	150,000,000	1,412,651
Series 321, 1.00%, 3/20/2022	JPY	400,000,000	3,836,532
Series 317, 1.10%, 9/20/2021	JPY	580,000,000	5,541,277
Series 319, 1.10%, 12/20/2021	JPY	200,000,000	1,916,967
Series 312, 1.20%, 12/20/2020	JPY	300,000,000	2,842,148
Series 313, 1.30%, 3/20/2021	JPY	229,000,000	2,180,623
Government of Japan 20 Year Bond Series 48, 2.50%, 12/21/2020	JPY	50,000,000	482,611
			68,378,827
LATVIA — 0.1%
Republic of Latvia:
0.50%, 12/15/2020	EUR	100,000	114,857
Series REGS, 2.63%, 1/21/2021	EUR	280,000	332,751
			447,608
MALAYSIA — 2.1%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,100,000	266,962
Series 0315, 3.66%, 10/15/2020	MYR	2,280,000	554,618
Series 0613, 3.89%, 7/31/2020	MYR	1,550,000	377,865
Series 0314, 4.05%, 9/30/2021	MYR	6,735,000	1,655,389
Series 0111, 4.16%, 7/15/2021	MYR	6,200,000	1,508,913
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	2,350,000	572,719
Series 0216, 3.74%, 8/26/2021	MYR	1,250,000	305,085
Series 0215, 3.80%, 8/27/2020	MYR	1,710,000	416,502
Series 0610, 4.00%, 11/30/2020	MYR	650,000	158,900
Series 0311, 4.17%, 4/30/2021	MYR	2,220,000	545,417
			6,362,370
MEXICO — 2.6%
Mexican Bonos:
Series M, 6.50%, 6/10/2021	MXN	60,250,000	3,076,500
Security Description		Principal Amount	Value
Series M, 6.50%, 6/9/2022	MXN	53,500,000	$ 2,712,838
Series M, 7.25%, 12/9/2021	MXN	40,450,000	2,094,987
			7,884,325
NETHERLANDS — 3.9%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	3,250,000	3,766,833
3.25%, 7/15/2021 (a)	EUR	3,550,000	4,372,354
3.50%, 7/15/2020 (a)	EUR	2,998,000	3,561,724
			11,700,911
NEW ZEALAND — 0.6%
New Zealand Government Bond Series 0521, 6.00%, 5/15/2021	NZD	2,385,000	1,744,838
NORWAY — 0.8%
Norway Government Bond Series 474, 3.75%, 5/25/2021 (a)	NOK	18,575,000	2,279,718
POLAND — 2.8%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,780,000	734,332
Series 0521, Zero Coupon, 5/25/2021	PLN	1,550,000	403,583
Series 0721, 1.75%, 7/25/2021	PLN	5,920,000	1,591,282
Series 0421, 2.00%, 4/25/2021	PLN	5,950,000	1,607,164
Series 0422, 2.25%, 4/25/2022	PLN	7,000,000	1,905,106
Series 1020, 5.25%, 10/25/2020	PLN	3,865,000	1,087,469
Series 1021, 5.75%, 10/25/2021	PLN	3,250,000	952,812
			8,281,748
PORTUGAL — 1.0%
Portugal Obrigacoes do Tesouro OT 3.85%, 4/15/2021 (a)	EUR	2,460,000	3,016,605
RUSSIA — 0.8%
Russian Federal Bond - OFZ:
Series 5083, 7.00%, 12/15/2021	RUB	65,500,000	1,035,964
Series 6217, 7.50%, 8/18/2021	RUB	62,000,000	991,912
Series 6205, 7.60%, 4/14/2021	RUB	28,600,000	457,165
			2,485,041

See accompanying notes to financial statements.
65

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
SINGAPORE — 1.6%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	1,285,000	$ 941,409
1.75%, 4/1/2022	SGD	870,000	644,452
2.00%, 7/1/2020	SGD	1,050,000	778,472
2.25%, 6/1/2021	SGD	1,725,000	1,290,278
3.25%, 9/1/2020	SGD	1,590,000	1,196,927
			4,851,538
SLOVAKIA — 0.1%
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	225,000	276,016
SLOVENIA — 0.3%
Slovenia Government Bond:
Series RS73, 2.25%, 3/25/2022	EUR	200,000	244,629
Series RS71, 3.00%, 4/8/2021	EUR	230,000	277,912
Series RS69, 4.38%, 1/18/2021	EUR	325,000	397,424
			919,965
SOUTH KOREA — 4.2%
Korea Treasury Bond:
Series 2012, 1.75%, 12/10/2020	KRW	2,688,000,000	2,335,671
Series 2103, 2.00%, 3/10/2021	KRW	11,625,500,000	10,151,411
			12,487,082
SPAIN — 4.6%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	1,400,000	1,605,867
1.15%, 7/30/2020	EUR	1,175,000	1,361,191
4.85%, 10/31/2020 (a)	EUR	1,320,000	1,609,217
5.50%, 4/30/2021 (a)	EUR	1,645,000	2,076,864
5.85%, 1/31/2022 (a)	EUR	1,720,000	2,275,899
Spain Government Bond:
0.05%, 10/31/2021	EUR	920,000	1,058,697
0.40%, 4/30/2022	EUR	1,450,000	1,688,444
0.75%, 7/30/2021	EUR	1,620,000	1,889,871
			13,566,050
SWEDEN — 1.7%
Kingdom of Sweden:
Series 1054, 3.50%, 6/1/2022	SEK	22,000,000	2,658,533
Series 1047, 5.00%, 12/1/2020	SEK	20,065,000	2,335,691
			4,994,224
SWITZERLAND — 1.0%
Switzerland Government Bond:
2.00%, 4/28/2021	CHF	875,000	944,731
Security Description		Principal Amount	Value
2.00%, 5/25/2022	CHF	590,000	$ 656,383
2.25%, 7/6/2020	CHF	1,230,000	1,301,554
			2,902,668
THAILAND — 1.4%
Thailand Government Bond:
1.88%, 6/17/2022	THB	58,000,000	1,896,040
3.65%, 12/17/2021	THB	67,650,000	2,304,071
Series 06-5, 5.85%, 3/31/2021	THB	1,000,000	34,846
			4,234,957
UNITED KINGDOM — 4.2%
United Kingdom Treasury Bond:
1.50%, 1/22/2021	GBP	1,675,000	2,160,762
2.00%, 7/22/2020	GBP	1,620,000	2,090,020
3.75%, 9/7/2020	GBP	1,245,000	1,641,665
3.75%, 9/7/2021	GBP	1,460,000	1,985,689
4.00%, 3/7/2022	GBP	1,960,000	2,722,498
8.00%, 6/7/2021	GBP	1,240,000	1,795,036
			12,395,670
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $294,625,404)			293,644,193
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $208,685)	208,685	208,685
TOTAL INVESTMENTS — 98.6% (Cost $294,834,089)		293,852,878
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		4,264,818
NET ASSETS — 100.0%		$ 298,117,696
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.6% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
EMTN	= Euro Medium Term Note

See accompanying notes to financial statements.
66

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
CLP—	Chilean Peso
CNY—	China Yuan Renminbi
CZK—	Czech Koruna
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
HKD—	Hong Kong Dollar
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
THB—	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$293,644,193	$—	$293,644,193
Short-Term Investment	208,685	—	—	208,685
TOTAL INVESTMENTS	$208,685	$293,644,193	$—	$293,852,878
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	146,386	$146,386	$43,566,227	$43,503,928	$—	$—	208,685	$208,685	$10,731
See accompanying notes to financial statements.
67

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
AUSTRALIA — 1.4%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	200,000	$ 234,603
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	338,099
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022	EUR	192,000	224,008
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	241,979
Series GMTN, 2.00%, 11/12/2020	EUR	200,000	234,713
Series EMTN, 2.75%, 8/8/2022	EUR	250,000	309,695
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	200,000	252,059
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	254,089
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	250,000	287,382
			2,376,627
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	240,990
BELGIUM — 2.4%
Anheuser-Busch InBev NV:
Series EMTN, 0.80%, 4/20/2023	EUR	200,000	234,759
Series EMTN, 0.88%, 3/17/2022	EUR	500,000	584,071
Series EMTN, 1.15%, 1/22/2027	EUR	100,000	118,509
Series EMTN, 1.50%, 3/17/2025	EUR	300,000	366,196
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	237,718
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	474,893
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	126,488
Series EMTN, 2.70%, 3/31/2026	EUR	200,000	261,423
Series EMTN, 2.75%, 3/17/2036	EUR	700,000	924,212
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	251,366
KBC Group NV Series EMTN, 0.75%, 3/1/2022	EUR	300,000	348,712
			3,928,347
Security Description		Principal Amount	Value
CANADA — 0.9%
Bank of Montreal Series EMTN, 0.25%, 11/17/2021	EUR	200,000	$ 229,712
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	351,923
Federation des Caisses Desjardins du Quebec Series EMTN, 0.25%, 9/27/2021	EUR	200,000	229,692
Toronto-Dominion Bank:
Series EMTN, 0.63%, 3/8/2021	EUR	250,000	288,676
Series EMTN, 0.63%, 7/20/2023	EUR	300,000	351,110
			1,451,113
CAYMAN ISLANDS — 0.1%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	200,000	236,468
DENMARK — 0.6%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	252,194
Danske Bank A/S:
Series EMTN, 0.50%, 5/6/2021	EUR	300,000	344,804
Series EMTN, 0.75%, 6/2/2023	EUR	300,000	348,199
			945,197
FINLAND — 0.1%
OP Corporate Bank PLC Series EMTN, 0.75%, 3/3/2022	EUR	200,000	233,189
FRANCE — 17.1%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	247,419
Airbus Group Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	252,497
Auchan Holding SADIR Series EMTN, 2.63%, 1/30/2024	EUR	200,000	236,044
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	245,455
Series EMTN, 1.38%, 1/22/2030	EUR	300,000	367,097
Series EMTN, 5.63%, 7/4/2022	EUR	300,000	401,760
Banque Federative du Credit Mutuel SA:

See accompanying notes to financial statements.
68

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series EMTN, 0.38%, 1/13/2022	EUR	200,000	$ 230,539
Series EMTN, 0.75%, 7/17/2025	EUR	400,000	467,774
Series EMTN, 1.25%, 1/14/2025	EUR	200,000	240,947
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	483,011
Series EMTN, 1.38%, 7/16/2028	EUR	200,000	245,046
Series EMTN, 1.63%, 1/19/2026	EUR	500,000	616,701
Series EMTN, 1.75%, 3/15/2029	EUR	100,000	122,497
Series EMTN, 2.63%, 2/24/2021	EUR	300,000	357,319
Series EMTN, 2.63%, 3/18/2024	EUR	300,000	382,135
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	257,870
Series EMTN, 3.25%, 8/23/2022	EUR	400,000	504,908
BNP Paribas SA:
Series EMTN, 0.75%, 11/11/2022	EUR	250,000	292,472
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	227,673
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	176,753
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	351,902
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	240,124
Series EMTN, 1.50%, 5/23/2028	EUR	400,000	483,553
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	246,863
Series EMTN, 1.63%, 2/23/2026	EUR	300,000	373,456
Series EMTN, 2.25%, 1/13/2021	EUR	500,000	590,909
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	126,612
Series EMTN, 2.88%, 10/24/2022	EUR	100,000	125,081
Series EMTN, 2.88%, 9/26/2023	EUR	300,000	382,721
Series EMTN, 3.75%, 11/25/2020	EUR	300,000	360,736
Series EMTN, 4.13%, 1/14/2022	EUR	300,000	378,759
Series EMTN, 4.50%, 3/21/2023	EUR	200,000	267,360
Bpce SA 1.00%, 7/15/2024	EUR	200,000	236,919
BPCE SA:
Series EMTN, 0.88%, 1/31/2024	EUR	300,000	348,577
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	$ 355,524
Series EMTN, 1.13%, 1/18/2023	EUR	300,000	351,851
Series EMTN, 4.50%, 2/10/2022	EUR	300,000	385,028
Capgemini SE 2.50%, 7/1/2023	EUR	100,000	123,854
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	200,000	238,954
Series EMTN, 3.88%, 4/25/2021	EUR	150,000	182,866
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	100,000	122,639
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	250,303
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	251,521
Credit Agricole SA:
Series EMTN, 0.75%, 12/1/2022	EUR	200,000	234,254
Series EMTN, 0.88%, 1/19/2022	EUR	300,000	350,489
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	238,081
Series EMTN, 1.25%, 4/14/2026	EUR	400,000	482,464
Series EMTN, 1.38%, 3/13/2025	EUR	100,000	119,345
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	242,753
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	244,562
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	371,087
Series EMTN, 2.38%, 11/27/2020	EUR	200,000	236,160
Series EMTN, 2.38%, 5/20/2024	EUR	400,000	504,801
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	128,526
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	134,367
Series EMTN, 5.13%, 4/18/2023	EUR	200,000	272,743
Danone SA:
Series EMTN, 0.17%, 11/3/2020	EUR	100,000	114,424
Series EMTN, 0.42%, 11/3/2022	EUR	200,000	231,437
Series EMTN, 0.71%, 11/3/2024	EUR	200,000	235,342

See accompanying notes to financial statements.
69

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series EMTN, 1.21%, 11/3/2028	EUR	300,000	$ 365,623
Series EMTN, 2.25%, 11/15/2021	EUR	200,000	239,771
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	351,330
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	262,806
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	406,966
Holding d'Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	316,074
HSBC France SA:
Series EMTN, 0.20%, 9/4/2021	EUR	400,000	458,712
Series EMTN, 0.60%, 3/20/2023	EUR	200,000	232,837
LVMH Moet Hennessy Vuitt Series EMTN, 0.75%, 5/26/2024	EUR	100,000	118,307
Orange SA:
Series EMTN, 1.38%, 3/20/2028	EUR	200,000	242,943
Series EMTN, 1.38%, 1/16/2030	EUR	300,000	361,584
Series EMTN, 2.00%, 1/15/2029	EUR	200,000	254,729
Series EMTN, 3.00%, 6/15/2022	EUR	200,000	248,834
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	138,551
Series EMTN, 3.88%, 1/14/2021	EUR	100,000	121,000
Series EMTN, 8.13%, 1/28/2033	EUR	400,000	851,439
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	800,000	927,361
Series EMTN, 1.13%, 3/10/2022	EUR	200,000	235,393
Series EMTN, 1.75%, 9/10/2026	EUR	500,000	628,846
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	131,121
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	252,314
Societe Generale SA:
Series EMTN, 0.25%, 1/18/2022	EUR	100,000	114,822
Series EMTN, 0.75%, 5/26/2023	EUR	300,000	350,756
Series EMTN, 1.00%, 4/1/2022	EUR	200,000	232,985
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/23/2025	EUR	500,000	$ 581,449
Series ETMN, 2.13%, 9/27/2028	EUR	300,000	373,185
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	387,160
Series EMTN, 4.75%, 3/2/2021	EUR	300,000	369,869
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	300,000	353,864
Series EMTN, 2.13%, 9/18/2029	EUR	300,000	398,360
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	300,000	346,655
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	118,030
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	264,498
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	126,013
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	231,265
			28,668,316
GERMANY — 9.8%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	300,000	374,574
Series 62, 4.50%, 3/13/2043	GBP	100,000	181,515
BASF SE:
0.88%, 11/15/2027	EUR	100,000	119,726
Series EMTN, 1.88%, 2/4/2021	EUR	100,000	117,808
Series 10Y, 2.00%, 12/5/2022	EUR	300,000	366,702
BMW Finance NV:
Series EMTN, 0.13%, 11/29/2021	EUR	100,000	114,417
Series EMTN, 1.00%, 11/14/2024	EUR	300,000	354,575
BMW US Capital LLC:
Series EMTN, 0.63%, 4/20/2022	EUR	300,000	347,891
Series EMTN, 1.13%, 9/18/2021	EUR	200,000	233,885
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	200,000	230,770
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	114,315
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	233,923
Series EMTN, 4.00%, 9/16/2020	EUR	350,000	417,668
Daimler AG:

See accompanying notes to financial statements.
70

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series EMTN, 0.85%, 2/28/2025	EUR	200,000	$ 234,777
Series EMTN, 0.88%, 1/12/2021	EUR	200,000	231,070
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	234,095
Series EMTN, 1.38%, 5/11/2028	EUR	300,000	361,392
Series EMTN, 1.40%, 1/12/2024	EUR	400,000	481,017
Series EMTN, 1.50%, 3/9/2026	EUR	300,000	364,566
Series EMTN, 1.50%, 7/3/2029	EUR	300,000	359,556
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	318,804
Deutsche Bank AG:
Series EMTN, 1.13%, 3/17/2025	EUR	900,000	1,000,486
Series EMTN, 1.25%, 9/8/2021	EUR	200,000	227,965
Series EMTN, 1.50%, 1/20/2022	EUR	500,000	572,185
Series EMTN, 2.38%, 1/11/2023	EUR	300,000	353,572
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	426,207
Series EMTN, 2.13%, 1/18/2021	EUR	100,000	117,946
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	193,125
Series EMTN, 6.50%, 4/8/2022	GBP	40,000	57,954
E.ON International Finance B.V.:
Series EMTN, 5.88%, 10/30/2037	GBP	150,000	272,519
Series EMTN, 6.38%, 6/7/2032	GBP	170,000	306,484
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	200,440
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	119,813
Series EMTN, 2.25%, 3/30/2023	EUR	248,000	302,410
innogy Finance B.V.:
Series EMTN, 6.13%, 7/6/2039	GBP	150,000	283,263
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	260,293
Series EMTN, 6.50%, 8/10/2021	EUR	100,000	129,815
Linde AG Series EMTN, 1.75%, 9/17/2020	EUR	200,000	233,266
Security Description		Principal Amount	Value
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	100,000	$ 115,474
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	100,000	118,968
1.63%, 3/10/2031	EUR	200,000	250,411
Series EMTN, 1.75%, 2/22/2027	EUR	300,000	382,466
Siemens Financieringsmaatschappij NV:
Series EMTN, 1.75%, 3/12/2021	EUR	450,000	529,838
Series EMTN, 2.88%, 3/10/2028	EUR	200,000	276,775
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	58,194
1.13%, 10/2/2023	EUR	300,000	348,197
Series EMTN, 1.63%, 1/16/2030	EUR	400,000	451,133
Series 10Y, 1.88%, 3/30/2027	EUR	600,000	708,370
Series EMTN, 2.00%, 3/26/2021	EUR	100,000	117,813
Volkswagen Leasing GmbH:
Series EMTN, 0.25%, 10/5/2020	EUR	100,000	114,226
Series EMTN, 0.25%, 2/16/2021	EUR	100,000	114,172
Series EMTN, 1.13%, 4/4/2024	EUR	400,000	461,911
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	350,282
Series EMTN, 2.38%, 9/6/2022	EUR	300,000	362,714
Series EMTN, 2.63%, 1/15/2024	EUR	300,000	369,947
Vonovia Finance B.V.:
Series EMTN, 1.63%, 12/15/2020	EUR	300,000	349,870
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	123,892
			16,455,442
HONG KONG — 0.3%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	100,000	116,288
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	352,231
			468,519
IRELAND — 0.3%
Abbott Ireland Financing DAC:

See accompanying notes to financial statements.
71

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Zero Coupon, 9/27/2020	EUR	100,000	$ 113,996
0.88%, 9/27/2023	EUR	150,000	176,620
1.50%, 9/27/2026	EUR	200,000	244,236
			534,852
ITALY — 3.8%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	250,000	352,528
Atlantia SpA Series EMTN, 1.88%, 7/13/2027	EUR	150,000	167,327
Autostrade per l'Italia SpA Series EMTN, 5.88%, 6/9/2024	EUR	200,000	275,467
Enel Finance International NV:
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	237,048
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	237,221
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	309,422
Series EMTN, 5.00%, 9/14/2022	EUR	350,000	462,881
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	74,659
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	432,663
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	129,324
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	428,019
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	206,286
Intesa Sanpaolo SpA:
Series EMTN, 1.13%, 3/4/2022	EUR	215,000	248,742
Series EMTN, 1.38%, 1/18/2024	EUR	100,000	115,972
Series EMTN, 1.75%, 3/20/2028	EUR	200,000	231,631
Series EMTN, 2.00%, 6/18/2021	EUR	200,000	235,764
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	119,589
Series EMTN, 4.00%, 10/30/2023	EUR	200,000	257,153
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	232,990
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	248,000	289,337
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	240,665
Series EMTN, 4.75%, 3/15/2021	EUR	100,000	123,408
Security Description		Principal Amount	Value
UniCredit SpA:
Series EMTN, 2.00%, 3/4/2023	EUR	357,000	$ 423,452
Series EMTN, 2.13%, 10/24/2026	EUR	200,000	239,255
Series EMTN, 3.25%, 1/14/2021	EUR	200,000	239,143
			6,309,946
JAPAN — 1.4%
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	944,537
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	200,000	245,232
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 0.38%, 11/21/2020	EUR	200,000	229,340
Series REGS, 1.13%, 11/21/2022	EUR	200,000	235,563
Series REGS, 2.25%, 11/21/2026	EUR	200,000	252,136
Series REGS, 3.00%, 11/21/2030	EUR	300,000	394,601
			2,301,409
LUXEMBOURG — 1.9%
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	240,722
Holcim Finance Luxembourg SA:
Series EMTN, 1.38%, 5/26/2023	EUR	300,000	356,638
Series EMTN, 2.25%, 5/26/2028	EUR	100,000	125,371
Logicor Financing Sarl Series EMTN, 1.50%, 11/14/2022	EUR	100,000	117,794
Medtronic Global Holdings Co. 0.38%, 3/7/2023	EUR	300,000	345,331
Medtronic Global Holdings SCA:
Zero Coupon, 3/7/2021	EUR	200,000	228,129
1.00%, 7/2/2031 (a)	EUR	100,000	114,103
1.63%, 3/7/2031	EUR	200,000	244,592
2.25%, 3/7/2039	EUR	100,000	128,760
Novartis Finance SA:
Series ., Zero Coupon, 3/31/2021	EUR	200,000	228,978
0.13%, 9/20/2023	EUR	200,000	230,589
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	238,718
1.50%, 3/26/2030	EUR	200,000	248,283

See accompanying notes to financial statements.
72

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
2.00%, 3/26/2038	EUR	300,000	$ 393,763
			3,241,771
MEXICO — 0.5%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	200,000	228,730
3.00%, 7/12/2021	EUR	100,000	120,928
4.38%, 8/7/2041	GBP	100,000	160,499
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	239,608
			749,765
NETHERLANDS — 10.0%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	300,000	349,020
Series EMTN, 1.00%, 4/16/2025	EUR	343,000	410,881
Series EMTN, 2.13%, 11/26/2020	EUR	200,000	235,356
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	380,243
Series EMTN, 4.13%, 3/28/2022	EUR	250,000	317,986
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	121,948
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	400,000	480,874
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	114,767
1.50%, 6/26/2026	EUR	300,000	353,860
BMW Finance NV:
Series EMTN, 0.13%, 1/12/2021	EUR	300,000	342,914
Series EMTN, 0.38%, 7/10/2023	EUR	400,000	460,759
Series EMTN, 0.88%, 11/17/2020	EUR	300,000	346,412
Series EMTN, 1.50%, 2/6/2029	EUR	100,000	120,408
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	116,760
Series GMTN, 1.25%, 3/23/2026	EUR	500,000	611,623
Series GMTN, 1.38%, 2/3/2027	EUR	300,000	369,896
Series GMTN, 2.25%, 3/23/2022	GBP	150,000	196,248
Series EMTN, 2.38%, 5/22/2023	EUR	200,000	249,338
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	252,039
Series EMTN, 4.13%, 1/12/2021	EUR	400,000	486,035
4.13%, 7/14/2025	EUR	550,000	777,786
Security Description		Principal Amount	Value
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	$ 248,077
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	651,890
Daimler International Finance B.V. Series EMTN, 0.25%, 8/9/2021	EUR	300,000	343,482
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.38%, 10/30/2021	EUR	100,000	115,165
Series EMTN, 0.63%, 4/3/2023	EUR	550,000	642,135
Series EMTN, 0.88%, 1/30/2024	EUR	400,000	471,782
Series EMTN, 1.38%, 1/30/2027	EUR	300,000	362,486
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	237,219
Enel Finance International NV 1.38%, 6/1/2026	EUR	200,000	241,927
Heineken NV Series EMTN, 2.13%, 8/4/2020	EUR	100,000	116,727
ING Bank NV:
Series EMTN, 0.75%, 2/22/2021	EUR	100,000	115,579
Series EMTN, 4.50%, 2/21/2022	EUR	400,000	511,110
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	300,000	348,497
Series EMTN, 1.00%, 9/20/2023	EUR	200,000	234,945
Series EMTN, 1.13%, 2/14/2025	EUR	600,000	706,383
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	238,433
Series EMTN, 2.00%, 9/20/2028	EUR	400,000	499,983
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	130,831
Series EMTN, 3.00%, 2/18/2026	GBP	100,000	132,989
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	200,000	240,884
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	220,314
Naturgy Finance B.V. Series EMTN, 1.38%, 1/19/2027	EUR	200,000	240,020
Shell International Finance B.V.:
Series EMTN, 0.38%, 2/15/2025	EUR	100,000	116,712

See accompanying notes to financial statements.
73

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series EMTN, 0.75%, 8/15/2028	EUR	300,000	$ 353,555
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	117,855
Series EMTN, 1.25%, 3/15/2022	EUR	200,000	237,212
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	246,019
Series EMTN, 1.63%, 3/24/2021	EUR	200,000	235,384
Series EMTN, 1.63%, 1/20/2027	EUR	200,000	252,246
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	254,779
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	132,641
Siemens Financieringsmaatschappij NV Series EMTN, 1.38%, 9/6/2030	EUR	100,000	122,497
Volkswagen International Finance NV Series 4Y, 0.50%, 3/30/2021	EUR	300,000	343,922
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	200,000	238,622
			16,797,455
NORWAY — 0.3%
DNB Bank ASA:
Series EMTN, 4.25%, 1/18/2022	EUR	200,000	253,565
Series EMTN, 4.38%, 2/24/2021	EUR	200,000	245,015
			498,580
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	127,000	154,729
SPAIN — 5.6%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	400,000	468,298
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.63%, 1/17/2022	EUR	200,000	232,133
Series GMTN, 0.75%, 9/11/2022	EUR	300,000	347,585
Series GMTN, 1.00%, 1/20/2021	EUR	300,000	347,923
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	118,810
Banco de Sabadell SA Series EMTN, 0.88%, 3/5/2023	EUR	200,000	229,735
Banco Santander SA:
Series EMTN, 1.13%, 1/17/2025	EUR	200,000	235,425
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 3/3/2021	EUR	200,000	$ 233,718
1.38%, 2/9/2022	EUR	200,000	235,529
Series EMTN, 1.38%, 12/14/2022	EUR	300,000	357,540
CaixaBank SA:
Series EMTN, 0.75%, 4/18/2023	EUR	200,000	232,078
Series EMTN, 1.13%, 1/12/2023	EUR	300,000	348,503
Series EMTN, 1.13%, 5/17/2024	EUR	300,000	353,047
Series EMTN, 1.13%, 3/27/2026	EUR	100,000	116,830
Series EMTN, 2.38%, 2/1/2024	EUR	200,000	243,611
Criteria Caixa SAU Series EMTN, 1.63%, 4/21/2022	EUR	200,000	236,713
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	200,000	238,839
Iberdrola International B.V.:
Series EMTN, 1.13%, 4/21/2026	EUR	200,000	241,155
Series EMTN, 3.50%, 2/1/2021	EUR	200,000	241,182
Mapfre SA 1.63%, 5/19/2026	EUR	200,000	241,305
Naturgy Capital Markets SA Series EMTN, 1.13%, 4/11/2024	EUR	100,000	119,250
Repsol International Finance B.V. Series EMTN, 3.63%, 10/7/2021	EUR	200,000	247,233
Santan Consumer Finance 1.00%, 2/27/2024	EUR	200,000	234,326
Santander Consumer Finance SA:
0.88%, 1/24/2022	EUR	200,000	232,918
Series EMTN, 1.00%, 5/26/2021	EUR	200,000	232,514
Series EMTN, 1.50%, 11/12/2020	EUR	200,000	232,904
Telefonica Emisiones SA:
Series EMTN, 0.32%, 10/17/2020	EUR	200,000	229,147
Series EMTN, 0.75%, 4/13/2022	EUR	200,000	233,088
Series EMTN, 1.45%, 1/22/2027	EUR	100,000	120,803
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	363,642
Series EMTN, 1.48%, 9/14/2021	EUR	100,000	117,970
Series EMTN, 1.50%, 9/11/2025	EUR	100,000	121,158

See accompanying notes to financial statements.
74

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	$ 365,534
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	369,185
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	243,184
Series GMTN, 3.96%, 3/26/2021	EUR	200,000	243,993
Series GMTN, 3.99%, 1/23/2023	EUR	300,000	389,894
			9,396,702
SWEDEN — 1.7%
Nordea Bank Abp:
Series EMTN, 1.00%, 2/22/2023	EUR	100,000	118,147
Series EMTN, 1.13%, 2/12/2025	EUR	200,000	240,948
Series EMTN, 1.13%, 9/27/2027	EUR	300,000	365,128
Series EMTN, 2.00%, 2/17/2021	EUR	200,000	236,117
Series EMTN, 3.25%, 7/5/2022	EUR	200,000	250,609
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.75%, 8/24/2021	EUR	300,000	348,316
Series EMTN, 2.00%, 2/19/2021	EUR	200,000	236,066
Svenska Handelsbanken AB:
Series EMTN, 0.25%, 2/28/2022	EUR	100,000	115,130
Series EMTN, 1.13%, 12/14/2022	EUR	200,000	237,298
Series EMTN, 2.25%, 8/27/2020	EUR	200,000	234,371
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	247,340
Series EMTN, 4.38%, 10/20/2021	EUR	200,000	251,789
			2,881,259
SWITZERLAND — 3.1%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	118,218
Series EMTN, 1.13%, 9/15/2020	EUR	300,000	347,113
Series EMTN, 1.38%, 1/31/2022	EUR	200,000	236,368
Series EMTN, 1.50%, 4/10/2026	EUR	200,000	245,461
Credit Suisse Group AG:
2.13%, 9/12/2025 (b)	GBP	100,000	126,245
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (b)	EUR	400,000	472,177
Security Description		Principal Amount	Value
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	$ 132,645
Series EMTN, 1.25%, 4/14/2022	EUR	355,000	418,181
Glencore Finance Europe SA Series EMTN, 1.25%, 3/17/2021	EUR	150,000	173,462
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	239,128
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	200,000	239,599
Roche Holdings, Inc. Series EMTN, 6.50%, 3/4/2021	EUR	150,000	190,372
UBS AG:
Series EMTN, 0.13%, 11/5/2021	EUR	200,000	229,031
Series EMTN, 0.25%, 1/10/2022	EUR	200,000	229,833
Series EMTN, 1.25%, 12/10/2020	GBP	200,000	254,739
Series EMTN, 1.25%, 9/3/2021	EUR	400,000	469,229
UBS Group Funding Switzerland AG:
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	359,463
1.50%, 11/30/2024	EUR	300,000	358,722
1.75%, 11/16/2022	EUR	300,000	361,056
			5,201,042
UNITED KINGDOM — 11.1%
Barclays PLC:
Series EMTN, 1.38%, 1/24/2026 (b)	EUR	100,000	113,805
Series EMTN, 1.50%, 4/1/2022	EUR	148,000	173,555
Series EMTN, 1.88%, 3/23/2021	EUR	200,000	234,604
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	118,452
Series ., 2.38%, 10/6/2023 (b)	GBP	200,000	254,673
Series EMTN, 3.13%, 1/17/2024	GBP	200,000	261,813
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	259,554
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	247,726
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	231,387
BG Energy Capital PLC:

See accompanying notes to financial statements.
75

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	$ 181,636
Series EMTN, 5.13%, 12/1/2025	GBP	150,000	234,074
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	300,000	356,020
Series EMTN, 1.37%, 3/3/2022	EUR	300,000	355,664
Series EMTN, 1.53%, 9/26/2022	EUR	400,000	479,564
Series EMTN, 1.57%, 2/16/2027	EUR	400,000	492,235
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	267,272
British Telecommunications PLC:
Series EMTN, 0.63%, 3/10/2021	EUR	300,000	345,726
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	234,695
Series EMTN, 1.13%, 3/10/2023	EUR	100,000	118,042
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	236,357
Series EMTN, 1.75%, 3/10/2026	EUR	300,000	364,609
Cadent Finance PLC:
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	125,113
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	247,752
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	150,000	281,887
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	196,802	269,199
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	121,162
Series EMTN, 1.38%, 12/2/2024	EUR	150,000	182,843
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	166,786
Series EMTN, 5.25%, 12/19/2033	GBP	268,000	470,320
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	185,523
Series EMTN, 6.38%, 3/9/2039	GBP	150,000	304,691
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	169,640
Series REGS, 5.23%, 2/15/2023	GBP	150,000	216,770
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	190,661
Security Description		Principal Amount	Value
Series REGS, 6.45%, 12/10/2031	GBP	100,000	$ 184,549
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	169,126
HSBC Bank PLC Series EMTN, 4.00%, 1/15/2021	EUR	300,000	363,468
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	467,018
Series EMTN, 1.50%, 3/15/2022	EUR	300,000	355,497
2.26%, 11/13/2026 (b)	GBP	300,000	381,416
Series EMTN, 2.50%, 3/15/2027	EUR	400,000	520,821
2.63%, 8/16/2028	GBP	200,000	259,971
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	100,000	130,769
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	148,000	173,894
Series EMTN, 9.00%, 2/17/2022	GBP	100,000	150,756
Lloyds Bank PLC:
Series EMTN, 1.00%, 11/19/2021	EUR	100,000	116,731
Series EMTN, 6.50%, 9/17/2040	GBP	200,000	413,860
Lloyds Banking Group PLC:
Series EMTN, 0.63%, 1/15/2024 (b)	EUR	400,000	453,256
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	117,061
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	255,323
Nationwide Building Society 1.50%, 3/8/2026 (b)	EUR	200,000	232,567
Royal Bank of Scotland Group PLC:
Series EMTN, 1.75%, 3/2/2026 (b)	EUR	500,000	582,975
Series EMTN, 2.50%, 3/22/2023	EUR	322,000	389,147
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (b)	EUR	300,000	352,656
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	231,660
Sky Ltd.:
Series EMTN, 1.50%, 9/15/2021	EUR	322,000	379,549
Series EMTN, 2.50%, 9/15/2026	EUR	100,000	129,269
Standard Chartered PLC Series EMTN, 1.63%, 6/13/2021	EUR	200,000	234,942

See accompanying notes to financial statements.
76

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	$ 269,179
University of Oxford 2.54%, 12/8/2117	GBP	150,000	200,440
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	300,000	345,264
Series EMTN, 1.13%, 11/20/2025	EUR	200,000	237,226
Series EMTN, 1.60%, 7/29/2031	EUR	200,000	235,196
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	364,899
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	185,729
Series EMTN, 2.20%, 8/25/2026	EUR	328,000	416,801
Series EMTN, 3.00%, 8/12/2056	GBP	100,000	112,604
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	121,741
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	127,545
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	131,252
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	100,000	143,671
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	173,089
			18,604,727
UNITED STATES — 26.3%
AbbVie, Inc. 1.38%, 5/17/2024	EUR	314,000	373,627
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	100,000	116,416
2.20%, 6/15/2027	EUR	200,000	239,900
3.13%, 6/15/2031	EUR	200,000	247,293
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	231,625
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	239,655
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	234,817
4.00%, 9/13/2029	GBP	100,000	146,585
Apple, Inc.:
0.88%, 5/24/2025	EUR	100,000	119,532
Series EMTN, 1.00%, 11/10/2022	EUR	100,000	118,548
Series EMTN, 1.00%, 11/10/2022	EUR	250,000	296,369
1.38%, 1/17/2024	EUR	100,000	121,483
Security Description		Principal Amount	Value
1.38%, 5/24/2029	EUR	200,000	$ 247,865
1.63%, 11/10/2026	EUR	300,000	377,456
2.00%, 9/17/2027	EUR	200,000	259,541
3.05%, 7/31/2029	GBP	100,000	144,383
Series MTN, 3.70%, 8/28/2022	AUD	150,000	111,936
AT&T, Inc.:
1.30%, 9/5/2023	EUR	400,000	475,937
1.45%, 6/1/2022	EUR	300,000	355,359
1.88%, 12/4/2020	EUR	100,000	116,670
2.35%, 9/5/2029	EUR	100,000	126,537
2.40%, 3/15/2024	EUR	300,000	375,044
2.45%, 3/15/2035	EUR	200,000	239,530
2.50%, 3/15/2023	EUR	300,000	370,372
2.65%, 12/17/2021	EUR	100,000	120,679
2.90%, 12/4/2026	GBP	100,000	132,360
3.15%, 9/4/2036	EUR	259,000	333,490
3.50%, 12/17/2025	EUR	200,000	270,437
3.55%, 12/17/2032	EUR	200,000	275,507
4.25%, 6/1/2043	GBP	100,000	141,109
4.38%, 9/14/2029	GBP	50,000	73,057
4.88%, 6/1/2044	GBP	250,000	383,878
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	191,926
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	191,926
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	300,000	349,611
Series EMTN, 1.38%, 9/10/2021	EUR	200,000	235,101
Series EMTN, 1.63%, 9/14/2022	EUR	300,000	358,846
Series EMTN, 1.66%, 4/25/2028 (b)	EUR	400,000	485,776
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	130,664
Series EMTN, 2.38%, 6/19/2024	EUR	100,000	125,698
Series EMTN, 2.50%, 7/27/2020	EUR	200,000	234,220
Series EMTN, 6.13%, 9/15/2021	GBP	100,000	140,442
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	447,751
Series EMTN, 3 Month USD LIBOR - 0.83%, 0.74%, 2/7/2022 (b)	EUR	100,000	115,194
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	500,000	594,454
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	200,000	244,587
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	100,000	130,111

See accompanying notes to financial statements.
77

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
2.63%, 6/19/2059	GBP	100,000	$ 134,899
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	300,000	358,062
1.30%, 3/15/2024	EUR	50,000	60,046
1.63%, 3/16/2035	EUR	200,000	249,185
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	116,320
0.80%, 3/10/2022	EUR	100,000	116,320
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	500,000	582,491
Series EMTN, 1.38%, 10/27/2021	EUR	200,000	235,708
Series EMTN, 1.50%, 10/26/2028	EUR	300,000	362,554
1.75%, 1/28/2025	EUR	200,000	244,887
Series EMTN, 2.38%, 5/22/2024	EUR	300,000	376,460
2.75%, 1/24/2024	GBP	100,000	132,302
Coca-Cola Co.:
0.13%, 9/22/2022	EUR	200,000	229,639
0.75%, 3/9/2023	EUR	300,000	351,882
1.13%, 3/9/2027	EUR	200,000	241,681
1.63%, 3/9/2035	EUR	300,000	378,225
1.88%, 9/22/2026	EUR	300,000	381,714
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	300,000	372,606
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	240,780
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	116,162
1.50%, 5/21/2027	EUR	200,000	237,747
2.00%, 5/21/2030	EUR	200,000	242,719
Ford Motor Credit Co. LLC Series EMTN, 3.02%, 3/6/2024	EUR	100,000	120,666
GE Capital European Funding:
Series EMTN, 0.80%, 1/21/2022	EUR	200,000	231,895
Series EMTN, 2.63%, 3/15/2023	EUR	200,000	246,089
General Electric Co.:
0.38%, 5/17/2022	EUR	300,000	343,158
0.88%, 5/17/2025	EUR	400,000	453,261
1.25%, 5/26/2023	EUR	300,000	352,197
1.50%, 5/17/2029	EUR	300,000	336,586
1.88%, 5/28/2027	EUR	100,000	117,664
2.13%, 5/17/2037	EUR	300,000	321,531
Goldman Sachs Group, Inc.:
Series EMTN, 1.25%, 5/1/2025	EUR	200,000	234,888
Series EMTN, 1.38%, 7/26/2022	EUR	100,000	118,673
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 5/15/2024	EUR	400,000	$ 471,828
Series EMTN, 1.63%, 7/27/2026	EUR	400,000	482,450
Series EMTN, 2.00%, 7/27/2023	EUR	400,000	486,194
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	123,604
Series EMTN, 2.50%, 10/18/2021	EUR	100,000	120,575
Series EMTN, 2.63%, 8/19/2020	EUR	50,000	58,710
Series EMTN, 3.00%, 2/12/2031	EUR	200,000	272,028
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	252,262
Series EMTN, 4.25%, 1/29/2026	GBP	300,000	426,181
Honeywell International, Inc.:
1.30%, 2/22/2023	EUR	100,000	119,802
1.30%, 2/22/2023	EUR	100,000	119,802
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	200,000	230,981
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	117,585
0.95%, 5/23/2025	EUR	100,000	118,285
1.25%, 5/26/2023	EUR	200,000	238,401
1.50%, 5/23/2029	EUR	500,000	615,844
1.88%, 11/6/2020	EUR	200,000	234,187
1.88%, 11/6/2020	EUR	100,000	117,094
Series EMTN, 2.75%, 12/21/2020	GBP	100,000	130,257
Series EMTN, 2.88%, 11/7/2025	EUR	300,000	397,075
Johnson & Johnson:
0.25%, 1/20/2022	EUR	100,000	115,394
1.65%, 5/20/2035	EUR	300,000	385,199
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	200,000	232,133
Series EMTN, 1.38%, 9/16/2021	EUR	100,000	117,612
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	358,432
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	121,633
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	245,180
Series EMTN, 1.81%, 6/12/2029 (b)	EUR	200,000	248,466
Series EMTN, 2.63%, 4/23/2021	EUR	300,000	358,793
Series EMTN, 2.75%, 8/24/2022	EUR	400,000	494,827
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	250,140

See accompanying notes to financial statements.
78

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	$ 274,157
Series EMTN, 3.00%, 2/19/2026	EUR	300,000	400,668
Series EMTN, 3.88%, 9/23/2020	EUR	200,000	239,182
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	400,000	487,762
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	243,225
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	237,689
Medtronic Global Holdings SCA 1.13%, 3/7/2027	EUR	200,000	237,363
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	200,000	234,183
1.88%, 10/15/2026	EUR	100,000	127,730
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	230,639
Microsoft Corp.:
2.13%, 12/6/2021	EUR	250,000	299,827
3.13%, 12/6/2028	EUR	200,000	285,995
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	117,335
Series EMTN, 1.34%, 10/23/2026 (b)	EUR	100,000	118,699
Series GMTN, 1.38%, 10/27/2026	EUR	300,000	357,731
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	363,540
Series GMTN, 1.75%, 1/30/2025	EUR	200,000	243,482
1.88%, 3/30/2023	EUR	200,000	242,060
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	618,545
Series GMTN, 2.38%, 3/31/2021	EUR	300,000	356,344
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	131,605
Series GMTN, 5.38%, 8/10/2020	EUR	250,000	302,061
Mylan NV Series ., 2.25%, 11/22/2024	EUR	200,000	231,723
Oracle Corp. Series EMTN, 2.25%, 1/10/2021	EUR	200,000	236,419
Pfizer, Inc.:
0.25%, 3/6/2022	EUR	100,000	115,147
Series REGS, 2.74%, 6/15/2043	GBP	200,000	270,661
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	131,338
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	246,234
Security Description		Principal Amount	Value
2.38%, 9/23/2024	EUR	100,000	$ 125,983
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	239,465
2.00%, 8/16/2022	EUR	200,000	243,055
4.88%, 5/11/2027	EUR	100,000	155,168
Thermo Fisher Scientific, Inc. 0.75%, 9/12/2024	EUR	248,000	288,594
Toyota Motor Credit Corp.:
Series EMTN, 0.75%, 7/21/2022	EUR	200,000	233,490
Series EMTN, 1.00%, 9/10/2021	EUR	100,000	116,679
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	235,295
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	235,425
0.88%, 4/8/2027	EUR	100,000	116,683
1.25%, 4/8/2030	EUR	300,000	354,803
1.38%, 10/27/2026	EUR	200,000	242,405
1.38%, 11/2/2028	EUR	100,000	120,020
2.63%, 12/1/2031	EUR	200,000	270,123
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	270,601
Series EMTN, 3.25%, 2/17/2026	EUR	150,000	202,408
3.38%, 10/27/2036	GBP	200,000	279,349
Walmart, Inc.:
4.88%, 9/21/2029	EUR	150,000	245,278
5.25%, 9/28/2035	GBP	150,000	278,286
5.63%, 3/27/2034	GBP	100,000	187,137
Wells Fargo & Co.:
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	351,067
Series EMTN, 1.13%, 10/29/2021	EUR	200,000	234,183
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	361,677
Series EMTN, 1.50%, 9/12/2022	EUR	300,000	357,417
Series EMTN, 1.50%, 5/24/2027	EUR	300,000	363,515
Series EMTN, 1.63%, 6/2/2025	EUR	250,000	305,761
Series EMTN, 2.00%, 7/28/2025	GBP	300,000	383,559
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	375,477
Series EMTN, 2.13%, 4/22/2022	GBP	100,000	129,440
Series EMTN, 2.25%, 9/3/2020	EUR	200,000	234,152
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	123,184
Series EMTN, 2.63%, 8/16/2022	EUR	250,000	307,672
4.63%, 11/2/2035	GBP	150,000	247,186

See accompanying notes to financial statements.
79

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
ZF North America Capital, Inc. 2.75%, 4/27/2023	EUR	200,000	$ 239,991
			43,929,127
TOTAL CORPORATE BONDS & NOTES (Cost $169,859,515)			165,605,572
	Shares
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e) (Cost $26,209)	26,209	26,209
TOTAL INVESTMENTS — 99.0% (Cost $169,885,724)		165,631,781
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		1,726,042
NET ASSETS — 100.0%		$ 167,357,823

(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
AUD—	Australian Dollar
CHF—	Swiss Franc
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$165,605,572	$—	$165,605,572
Short-Term Investment	26,209	—	—	26,209
TOTAL INVESTMENTS	$26,209	$165,605,572	$—	$165,631,781
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,970	$ 8,970	$9,051,945	$9,034,706	$—	$—	26,209	$26,209	$1,648
State Street Navigator Securities Lending Government Money Market Portfolio	292,825	292,825	383,059	675,884	—	—	—	—	335
Total		$301,795	$9,435,004	$9,710,590	$—	$—		$26,209	$1,983
See accompanying notes to financial statements.
80

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 86.5%
AEROSPACE & DEFENSE — 0.6%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.83%, 5/11/2020 (a)	$ 4,809,000	$ 4,818,089
3 Month USD LIBOR + 0.38%, 2.92%, 5/11/2021 (a)	4,582,000	4,595,837
Spirit AeroSystems, Inc. 3 Month USD LIBOR + 0.80%, 3.21%, 6/15/2021 (a)	2,298,000	2,280,926
United Technologies Corp.:
3 Month USD LIBOR + 0.35%, 2.93%, 11/1/2019 (a)	4,298,000	4,302,599
3 Month USD LIBOR + 0.65%, 3.17%, 8/16/2021 (a)	6,382,000	6,388,127
		22,385,578
AGRICULTURE — 0.5%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 3.12%, 8/14/2020 (a)	7,970,000	7,985,223
3 Month USD LIBOR + 0.88%, 3.40%, 8/15/2022 (a)	7,945,000	7,962,956
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42%, 2.94%, 2/21/2020 (a)	4,175,000	4,182,640
		20,130,819
AUTO MANUFACTURERS — 7.6%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.18%, 2.70%, 5/22/2020 (a)	4,110,000	4,112,713
3 Month USD LIBOR + 0.26%, 2.67%, 6/16/2020 (a)	9,247,000	9,255,970
3 Month USD LIBOR + 0.47%, 3.06%, 1/8/2021 (a)	980,000	983,900
3 Month USD LIBOR + 0.54%, 2.85%, 6/27/2022 (a)	3,000,000	3,009,690
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.75%, 2/12/2021 (a)	4,596,000	4,594,254
Series MTN, 3 Month USD LIBOR + 0.15%, 2.69%, 11/13/2019 (a)	1,735,000	1,735,625
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.27%, 2.86%, 7/20/2020 (a)	$ 2,084,000	$ 2,087,251
Series MTN, 3 Month USD LIBOR + 0.29%, 2.74%, 12/10/2021 (a)	3,905,000	3,900,704
Series MTN, 3 Month USD LIBOR + 0.34%, 2.87%, 2/14/2020 (a)	4,966,000	4,974,343
Series MTN, 3 Month USD LIBOR + 0.35%, 2.92%, 11/5/2021 (a)	4,695,000	4,696,643
Series MTN, 3 Month USD LIBOR + 0.47%, 2.99%, 11/16/2022 (a)	3,260,000	3,252,535
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 2.90%, 8/14/2020 (a) (b)	5,378,000	5,391,015
3 Month USD LIBOR + 0.41%, 3.01%, 4/12/2021 (a) (b)	6,871,000	6,875,466
3 Month USD LIBOR + 0.50%, 3.04%, 8/13/2021 (a) (b)	5,485,000	5,508,256
3 Month USD LIBOR + 0.53%, 3.12%, 4/14/2022 (a) (b)	3,600,000	3,602,844
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.96%, 5/4/2020 (a) (b)	3,790,000	3,792,122
3 Month USD LIBOR + 0.43%, 2.97%, 2/12/2021 (a) (b)	2,870,000	2,867,561
3 Month USD LIBOR + 0.45%, 2.97%, 2/22/2021 (a) (b)	7,460,000	7,453,211
3 Month USD LIBOR + 0.53%, 3.10%, 5/5/2020 (a) (b)	3,118,000	3,123,862
3 Month USD LIBOR + 0.55%, 3.12%, 5/4/2021 (a) (b)	13,478,000	13,480,022
3 Month USD LIBOR + 0.62%, 3.20%, 10/30/2019 (a) (b)	2,580,000	2,583,715
3 Month USD LIBOR + 0.63%, 3.22%, 1/6/2020 (a) (b)	2,080,000	2,084,306
3 Month USD LIBOR + 0.67%, 3.24%, 11/5/2021 (a) (b)	2,945,000	2,947,621
3 Month USD LIBOR + 0.84%, 3.41%, 5/4/2023 (a) (b) (c)	3,200,000	3,200,448

See accompanying notes to financial statements.
81

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.88%, 3.40%, 2/22/2022 (a) (b)	$ 5,000,000	$ 5,029,350
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.24%, 3.75%, 2/15/2023 (a)	4,304,000	4,174,966
3 Month USD LIBOR + 0.79%, 3.23%, 6/12/2020 (a)	3,267,000	3,263,014
3 Month USD LIBOR + 0.81%, 3.41%, 4/5/2021 (a)	2,638,000	2,601,569
3 Month USD LIBOR + 0.83%, 3.37%, 8/12/2019 (a)	5,340,000	5,342,563
3 Month USD LIBOR + 0.88%, 3.48%, 10/12/2021 (a)	4,437,000	4,360,329
3 Month USD LIBOR + 0.93%, 3.50%, 11/4/2019 (a)	5,345,000	5,352,323
3 Month USD LIBOR + 1.00%, 3.59%, 1/9/2020 (a)	5,719,000	5,727,979
3 Month USD LIBOR + 1.08%, 3.66%, 8/3/2022 (a)	5,187,000	5,061,890
3 Month USD LIBOR + 1.27%, 3.60%, 3/28/2022 (a)	3,925,000	3,865,929
3 Month USD LIBOR + 2.55%, 5.14%, 1/7/2021 (a)	2,691,000	2,738,738
3 Month USD LIBOR + 3.14%, 5.73%, 1/7/2022 (a)	2,580,000	2,661,863
Series MTN, 3 Month USD LIBOR + 0.93%, 3.27%, 9/24/2020 (a)	7,350,000	7,351,029
General Motors Co.:
3 Month USD LIBOR + 0.80%, 3.37%, 8/7/2020 (a)	5,562,000	5,568,396
3 Month USD LIBOR + 0.90%, 3.35%, 9/10/2021 (a) (c)	3,448,000	3,438,794
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 3.11%, 11/6/2020 (a)	2,620,000	2,609,992
3 Month USD LIBOR + 0.85%, 3.44%, 4/9/2021 (a)	5,363,000	5,355,277
3 Month USD LIBOR + 0.93%, 3.53%, 4/13/2020 (a)	6,618,000	6,637,920
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.99%, 3.59%, 1/5/2023 (a)	$ 2,960,000	$ 2,905,122
3 Month USD LIBOR + 1.10%, 3.67%, 11/6/2021 (a)	2,564,000	2,558,744
3 Month USD LIBOR + 1.31%, 3.64%, 6/30/2022 (a)	5,565,000	5,557,543
3 Month USD LIBOR + 1.55%, 4.15%, 1/14/2022 (a)	6,102,000	6,149,901
Harley-Davidson Financial Services, Inc.:
Series CO, 3 Month USD LIBOR + 0.50%, 3.02%, 5/21/2020 (a) (b)	5,260,000	5,261,315
Series CO, 3 Month USD LIBOR + 0.94%, 3.46%, 3/2/2021 (a) (b)	2,980,000	2,977,705
Hyundai Capital America:
3 Month USD LIBOR + 0.80%, 3.20%, 9/18/2020 (a) (b)	2,400,000	2,401,248
3 Month USD LIBOR + 0.94%, 3.53%, 7/8/2021 (a) (b) (c)	2,000,000	2,001,740
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.72%, 9/28/2020 (a) (b)	1,500,000	1,498,005
3 Month USD LIBOR + 0.39%, 2.99%, 7/13/2020 (a) (b)	1,930,000	1,923,573
3 Month USD LIBOR + 0.52%, 2.97%, 9/13/2019 (a) (b)	3,962,000	3,963,387
3 Month USD LIBOR + 0.63%, 3.02%, 9/21/2021 (a) (b)	3,838,000	3,837,117
3 Month USD LIBOR + 0.65%, 3.25%, 7/13/2022 (a) (b)	1,590,000	1,579,665
3 Month USD LIBOR + 0.69%, 3.02%, 9/28/2022 (a) (b)	3,311,000	3,295,902
3 Month USD LIBOR + 0.89%, 3.49%, 1/13/2022 (a) (b)	6,492,000	6,491,546
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.68%, 1/10/2020 (a)	3,405,000	3,405,511
3 Month USD LIBOR + 0.24%, 2.84%, 7/15/2020 (a)	100,000	100,089

See accompanying notes to financial statements.
82

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.26%, 2.85%, 4/17/2020 (a)	$ 3,707,000	$ 3,712,004
3 Month USD LIBOR + 0.54%, 3.13%, 1/8/2021 (a)	2,230,000	2,241,150
Series GMTN, 3 Month USD LIBOR + 0.17%, 2.57%, 9/18/2020 (a)	4,610,000	4,611,613
Series MTN, 3 Month USD LIBOR + 0.14%, 2.67%, 11/14/2019 (a)	2,330,000	2,330,652
Series MTN, 3 Month USD LIBOR + 0.28%, 2.88%, 4/13/2021 (a)	5,727,000	5,732,498
Series MTN, 3 Month USD LIBOR + 0.37%, 2.81%, 3/12/2020 (a)	3,084,000	3,090,384
Series MTN, 3 Month USD LIBOR + 0.40%, 2.93%, 5/17/2022 (a)	5,135,000	5,147,529
Series MTN, 3 Month USD LIBOR + 0.44%, 3.04%, 10/18/2019 (a)	4,612,000	4,617,442
Series MTN, 3 Month USD LIBOR + 0.48%, 2.93%, 9/8/2022 (a)	12,658,000	12,676,354
Series MTN, 3 Month USD LIBOR + 0.69%, 3.27%, 1/11/2022 (a)	7,463,000	7,529,197
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.77%, 3.31%, 11/13/2020 (a) (b)	9,938,000	9,979,839
3 Month USD LIBOR + 0.94%, 3.48%, 11/12/2021 (a) (b)	5,960,000	5,990,634
		310,223,407
BANKS — 52.6%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 3.00%, 1/19/2021 (a) (b)	8,369,000	8,379,545
3 Month USD LIBOR + 0.57%, 3.09%, 8/27/2021 (a) (b)	7,358,000	7,387,579
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 3.59%, 1/25/2022 (a) (b)	1,180,000	1,191,599
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 3.40%, 6/14/2023 (a) (b)	5,110,000	5,147,763
Australia & New Zealand Banking Group, Ltd.:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.32%, 2.88%, 11/9/2020 (a) (b)	$ 4,279,000	$ 4,276,390
3 Month USD LIBOR + 0.46%, 2.99%, 5/17/2021 (a) (b)	9,290,000	9,315,733
3 Month USD LIBOR + 0.50%, 3.02%, 8/19/2020 (a) (b)	3,037,000	3,046,901
3 Month USD LIBOR + 0.66%, 3.00%, 9/23/2019 (a) (b)	6,140,000	6,149,271
3 Month USD LIBOR + 0.71%, 3.23%, 5/19/2022 (a) (b)	4,010,000	4,033,378
3 Month USD LIBOR + 0.87%, 3.39%, 11/23/2021 (a) (b)	4,430,000	4,478,819
3 Month USD LIBOR + 0.99%, 3.51%, 6/1/2021 (a) (b)	2,910,000	2,946,724
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 3.61%, 2/23/2023 (a)	1,940,000	1,930,106
3 Month USD LIBOR + 1.12%, 3.72%, 4/12/2023 (a)	3,660,000	3,645,872
3 Month USD LIBOR + 1.56%, 4.14%, 4/11/2022 (a)	6,630,000	6,729,583
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.97%, 1/23/2022 (a)	7,304,000	7,291,437
3 Month USD LIBOR + 1.00%, 3.58%, 4/24/2023 (a)	17,253,000	17,381,190
Series GMTN, 3 Month USD LIBOR + 0.66%, 3.25%, 7/21/2021 (a)	10,553,000	10,588,141
Series GMTN, 3 Month USD LIBOR + 1.42%, 4.01%, 4/19/2021 (a)	9,898,000	10,084,973
Series MTN, 3 Month USD LIBOR + 0.65%, 2.97%, 10/1/2021 (a)	4,080,000	4,090,894
Series MTN, 3 Month USD LIBOR + 0.65%, 3.00%, 6/25/2022 (a)	9,879,000	9,901,820
Series MTN, 3 Month USD LIBOR + 0.79%, 3.27%, 3/5/2024 (a)	2,741,000	2,742,809
Series MTN, 3 Month USD LIBOR + 1.16%, 3.75%, 1/20/2023 (a)	10,450,000	10,564,218

See accompanying notes to financial statements.
83

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.18%, 3.77%, 10/21/2022 (a)	$ 10,275,000	$ 10,401,382
Bank of America NA:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.77%, 8/28/2020 (a)	9,496,000	9,499,324
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.87%, 5/24/2021 (a)	1,500,000	1,500,780
Bank of Montreal:
3 Month USD LIBOR + 0.40%, 2.99%, 1/22/2021 (a)	3,000,000	3,007,500
3 Month USD LIBOR + 0.57%, 2.90%, 3/26/2022 (a)	3,350,000	3,360,419
Series D, 3 Month USD LIBOR + 0.46%, 3.06%, 4/13/2021 (a)	4,939,000	4,957,719
Series MTN, 3 Month USD LIBOR + 0.25%, 2.70%, 9/11/2019 (a)	3,545,000	3,547,233
Series MTN, 3 Month USD LIBOR + 0.34%, 2.94%, 7/13/2020 (a)	3,879,000	3,887,728
Series MTN, 3 Month USD LIBOR + 0.44%, 2.85%, 6/15/2020 (a)	8,366,000	8,394,361
Series MTN, 3 Month USD LIBOR + 0.63%, 3.08%, 9/11/2022 (a)	3,290,000	3,302,667
Series MTN, 3 Month USD LIBOR + 0.65%, 3.25%, 7/18/2019 (a)	7,261,000	7,263,541
Series MTN, 3 Month USD LIBOR + 0.79%, 3.31%, 8/27/2021 (a)	9,423,000	9,524,580
Bank of New York Mellon:
Series BKNT, 3 Month USD LIBOR + 0.28%, 2.78%, 6/4/2021 (a)	8,265,000	8,270,124
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.80%, 12/4/2020 (a)	10,711,000	10,712,178
Bank of New York Mellon Corp Series MTN, 3 Month USD LIBOR + 1.05%, 3.63%, 10/30/2023 (a)	2,766,000	2,815,373
Bank of New York Mellon Corp.:
Series MTN, 3 Month USD LIBOR + 0.48%, 2.93%, 9/11/2019 (a)	3,662,000	3,665,955
Series MTN, 3 Month USD LIBOR + 0.87%, 3.40%, 8/17/2020 (a)	1,954,000	1,968,929
Bank of Nova Scotia:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.62%, 3.10%, 12/5/2019 (a)	$ 5,081,000	$ 5,094,160
3 Month USD LIBOR + 0.64%, 3.11%, 3/7/2022 (a)	5,732,000	5,767,997
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.88%, 1/8/2021 (a)	4,364,000	4,368,146
Series BKNT, 3 Month USD LIBOR + 0.39%, 2.99%, 7/14/2020 (a)	5,654,000	5,669,605
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.03%, 4/20/2021 (a)	6,010,000	6,030,554
Series BKNT, 3 Month USD LIBOR + 0.62%, 3.04%, 9/19/2022 (a)	3,624,000	3,638,532
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 3.08%, 7/20/2020 (a) (b)	1,990,000	1,995,154
3 Month USD LIBOR + 0.73%, 3.32%, 7/20/2022 (a) (b)	4,670,000	4,686,719
3 Month USD LIBOR + 0.96%, 3.55%, 7/20/2023 (a) (b)	3,750,000	3,774,225
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 3.04%, 1/11/2021 (a)	7,933,000	7,927,368
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.12%, 8/7/2019 (a)	1,490,000	1,490,447
Series GMTN, 3 Month USD LIBOR + 0.65%, 3.22%, 8/7/2020 (a)	1,351,000	1,352,837
Barclays PLC:
3 Month USD LIBOR + 1.38%, 3.90%, 5/16/2024 (a)	10,700,000	10,562,505
3 Month USD LIBOR + 1.43%, 3.95%, 2/15/2023 (a)	6,110,000	6,085,743
3 Month USD LIBOR + 1.63%, 4.21%, 1/10/2023 (a)	9,655,000	9,674,986
3 Month USD LIBOR + 2.11%, 4.66%, 8/10/2021 (a)	11,771,000	12,030,904
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 2.80%, 2/1/2021 (a) (c)	5,323,000	5,311,928

See accompanying notes to financial statements.
84

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.57%, 2.98%, 6/15/2020 (a)	$ 6,211,000	$ 6,239,943
Series MTN, 3 Month USD LIBOR + 0.65%, 2.97%, 4/1/2022 (a)	3,742,000	3,761,122
BNG Bank NV:
3 Month USD LIBOR + 0.07%, 2.52%, 3/11/2022 (a) (b)	10,750,000	10,753,440
3 Month USD LIBOR + 0.10%, 2.70%, 7/14/2020 (a) (b)	19,125,000	19,138,387
BPCE SA:
3 Month USD LIBOR + 1.22%, 3.74%, 5/22/2022 (a) (b)	5,000,000	5,046,550
3 Month USD LIBOR + 1.24%, 3.68%, 9/12/2023 (a) (b)	4,420,000	4,439,050
Series MTN, 3 Month USD LIBOR + 0.88%, 3.40%, 5/31/2022 (a)	5,945,000	5,985,307
Branch Banking & Trust Co.:
3 Month USD LIBOR + 0.45%, 3.05%, 1/15/2020 (a)	1,246,000	1,248,031
Series BKNT, 3 Month USD LIBOR + 0.22%, 2.74%, 6/1/2020 (a)	2,620,000	2,611,878
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 2.89%, 2/2/2021 (a)	2,580,000	2,583,019
3 Month USD LIBOR + 0.52%, 2.99%, 9/6/2019 (a)	2,940,000	2,943,293
3 Month USD LIBOR + 0.72%, 3.13%, 6/16/2022 (a)	8,575,000	8,640,427
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.91%, 10/5/2020 (a)	4,449,000	4,457,942
Series BKNT, 3 Month USD LIBOR + 0.66%, 3.11%, 9/13/2023 (a)	2,760,000	2,761,021
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 3.03%, 10/30/2020 (a)	3,300,000	3,305,148
3 Month USD LIBOR + 0.72%, 3.30%, 1/30/2023 (a)	3,886,000	3,874,070
3 Month USD LIBOR + 0.95%, 3.40%, 3/9/2022 (a)	2,885,000	2,907,734
Capital One NA:
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.77%, 3.21%, 9/13/2019 (a)	$ 3,963,000	$ 3,966,250
Series BKNT, 3 Month USD LIBOR + 0.82%, 3.38%, 8/8/2022 (a)	1,940,000	1,945,626
Series BKNT, 3 Month USD LIBOR + 1.15%, 3.73%, 1/30/2023 (a)	2,001,000	2,017,988
Citibank NA:
3 Month USD LIBOR + 0.53%, 3.05%, 2/19/2022 (a)	4,600,000	4,602,162
3 Month USD LIBOR + 0.57%, 3.16%, 7/23/2021 (a)	9,710,000	9,740,101
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.89%, 10/20/2020 (a)	9,340,000	9,348,499
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.90%, 5/1/2020 (a)	8,592,000	8,603,256
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.89%, 2/12/2021 (a)	12,800,000	12,807,680
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.94%, 6/12/2020 (a)	4,316,000	4,330,156
Series BKNT, 3 Month USD LIBOR + 0.60%, 3.12%, 5/20/2022 (a)	3,240,000	3,244,536
Series FRN, 3 Month USD LIBOR + 0.26%, 2.66%, 9/18/2019 (a)	5,842,000	5,845,272
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 3.54%, 6/1/2024 (a)	1,450,000	1,457,540
3 Month USD LIBOR + 1.10%, 3.63%, 5/17/2024 (a)	5,000,000	5,043,800
3 Month USD LIBOR + 0.96%, 3.54%, 4/25/2022 (a)	19,844,000	20,017,833
3 Month USD LIBOR + 0.69%, 3.27%, 10/27/2022 (a)	9,238,000	9,234,490
3 Month USD LIBOR + 0.79%, 3.37%, 1/10/2020 (a)	8,196,000	8,217,801
3 Month USD LIBOR + 0.95%, 3.53%, 7/24/2023 (a)	5,867,000	5,885,188
3 Month USD LIBOR + 1.07%, 3.52%, 12/8/2021 (a)	7,286,000	7,363,304

See accompanying notes to financial statements.
85

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.19%, 3.77%, 8/2/2021 (a)	$ 6,005,000	$ 6,088,469
3 Month USD LIBOR + 1.31%, 3.90%, 10/26/2020 (a)	8,817,000	8,927,742
3 Month USD LIBOR + 1.38%, 3.71%, 3/30/2021 (a)	9,554,000	9,713,838
3 Month USD LIBOR + 1.43%, 3.95%, 9/1/2023 (a)	16,072,000	16,364,993
Citizens Bank NA/Providence:
Series BKNT, 3 Month USD LIBOR + 0.54%, 3.06%, 3/2/2020 (a)	3,320,000	3,325,212
Series BKNT, 3 Month USD LIBOR + 0.72%, 3.25%, 2/14/2022 (a)	2,000,000	1,994,060
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.82%, 3.32%, 6/4/2024 (a) (b)	100,000	100,543
3 Month USD LIBOR + 0.40%, 2.80%, 9/18/2020 (a) (b) (c)	1,160,000	1,162,401
3 Month USD LIBOR + 0.45%, 2.90%, 3/10/2020 (a) (b)	1,190,000	1,193,273
3 Month USD LIBOR + 0.64%, 3.21%, 11/7/2019 (a) (b)	3,937,000	3,945,465
3 Month USD LIBOR + 0.64%, 3.21%, 11/7/2019 (a)	300,000	300,645
3 Month USD LIBOR + 0.68%, 3.08%, 9/18/2022 (a) (b)	2,920,000	2,933,228
3 Month USD LIBOR + 0.70%, 3.11%, 3/16/2023 (a) (b)	8,514,000	8,540,479
3 Month USD LIBOR + 0.70%, 3.15%, 3/10/2022 (a) (b)	6,170,000	6,197,456
3 Month USD LIBOR + 0.83%, 3.30%, 9/6/2021 (a) (b)	9,815,000	9,909,028
Compass Bank Series BKNT, 3 Month USD LIBOR + 0.73%, 3.18%, 6/11/2021 (a)	3,990,000	3,993,751
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 3.02%, 4/26/2021 (a)	4,258,000	4,269,199
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.48%, 3.06%, 1/10/2023 (a)	$ 4,360,000	$ 4,338,287
3 Month USD LIBOR + 0.83%, 3.41%, 1/10/2022 (a) (c)	7,020,000	7,097,009
Series BKNT, 3 Month USD LIBOR + 0.51%, 3.07%, 8/9/2019 (a)	2,530,000	2,531,645
Credit Agricole SA:
3 Month USD LIBOR + 0.97%, 3.42%, 6/10/2020 (a) (b) (c)	3,112,000	3,135,464
3 Month USD LIBOR + 1.02%, 3.60%, 4/24/2023 (a) (b)	8,025,000	8,006,221
3 Month USD LIBOR + 1.18%, 3.50%, 7/1/2021 (a) (b)	3,100,000	3,143,555
3 Month USD LIBOR + 1.43%, 4.01%, 1/10/2022 (a) (b)	1,705,000	1,728,256
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 3.63%, 12/14/2023 (a) (b)	4,410,000	4,421,775
3 Month USD LIBOR + 1.24%, 3.68%, 6/12/2024 (a) (b)	6,000,000	6,012,120
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 4.89%, 4/16/2021 (a)	8,814,000	9,091,729
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 3.03%, 3/2/2020 (a) (b)	4,600,000	4,595,768
3 Month USD LIBOR + 0.58%, 3.05%, 9/6/2019 (a) (b)	3,376,000	3,376,506
3 Month USD LIBOR + 1.06%, 3.50%, 9/12/2023 (a) (b)	3,320,000	3,209,311
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 2.94%, 6/8/2020 (a) (b)	5,355,000	5,363,996
3 Month USD LIBOR + 0.50%, 3.10%, 7/16/2019 (a) (b)	1,935,000	1,935,290
3 Month USD LIBOR + 0.62%, 3.20%, 7/25/2022 (a) (b)	2,914,000	2,927,317
Deutsche Bank AG:
3 Month USD LIBOR + 0.82%, 3.41%, 1/22/2021 (a)	5,709,000	5,630,102

See accompanying notes to financial statements.
86

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.97%, 3.57%, 7/13/2020 (a)	$ 6,169,000	$ 6,132,233
3 Month USD LIBOR + 1.19%, 3.71%, 11/16/2022 (a)	14,216,000	13,714,317
3 Month USD LIBOR + 1.23%, 3.75%, 2/27/2023 (a)	5,300,000	5,092,399
3 Month USD LIBOR + 1.29%, 3.86%, 2/4/2021 (a)	7,940,000	7,852,025
3 Month USD LIBOR + 1.31%, 3.83%, 8/20/2020 (a)	2,008,000	1,995,992
DNB Bank ASA 3 Month USD LIBOR + 0.37%, 2.69%, 10/2/2020 (a) (b)	2,935,000	2,938,287
Fifth Third Bank:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.83%, 10/30/2020 (a)	2,390,000	2,388,925
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.03%, 7/26/2021 (a)	3,100,000	3,106,479
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 3.04%, 12/27/2020 (a)	7,294,000	7,306,400
3 Month USD LIBOR + 0.75%, 3.27%, 2/23/2023 (a)	21,740,000	21,669,345
3 Month USD LIBOR + 0.78%, 3.36%, 10/31/2022 (a)	15,463,000	15,469,340
3 Month USD LIBOR + 0.80%, 3.25%, 12/13/2019 (a)	7,597,000	7,621,007
3 Month USD LIBOR + 1.00%, 3.58%, 7/24/2023 (a)	2,808,000	2,813,616
3 Month USD LIBOR + 1.02%, 3.61%, 10/23/2019 (a)	7,999,000	8,020,837
3 Month USD LIBOR + 1.05%, 3.53%, 6/5/2023 (a)	6,206,000	6,227,038
3 Month USD LIBOR + 1.11%, 3.70%, 4/26/2022 (a)	15,955,000	16,085,671
3 Month USD LIBOR + 1.16%, 3.75%, 4/23/2020 (a)	16,759,000	16,862,738
3 Month USD LIBOR + 1.17%, 3.69%, 11/15/2021 (a)	11,974,000	12,070,510
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.20%, 3.61%, 9/15/2020 (a)	$ 6,190,000	$ 6,250,291
3 Month USD LIBOR + 1.36%, 3.94%, 4/23/2021 (a)	6,727,000	6,827,838
Series FRN, 3 Month USD LIBOR + 1.77%, 4.29%, 2/25/2021 (a)	3,882,000	3,968,763
Series MTN, 3 Month USD LIBOR + 1.60%, 4.12%, 11/29/2023 (a)	7,367,000	7,564,362
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 3.52%, 5/18/2024 (a)	10,000,000	10,018,600
3 Month USD LIBOR + 0.60%, 3.12%, 5/18/2021 (a)	20,288,000	20,302,607
3 Month USD LIBOR + 2.24%, 4.69%, 3/8/2021 (a)	9,414,000	9,687,288
3 Month USD LIBOR + 0.65%, 3.09%, 9/11/2021 (a)	15,875,000	15,894,050
3 Month USD LIBOR + 1.50%, 4.10%, 1/5/2022 (a)	11,549,000	11,789,681
3 Month USD LIBOR + 1.66%, 4.18%, 5/25/2021 (a)	8,901,000	9,092,995
HSBC USA, Inc. 3 Month USD LIBOR + 0.61%, 3.15%, 11/13/2019 (a)	2,150,000	2,153,999
Huntington National Bank:
3 Month USD LIBOR + 0.55%, 3.12%, 2/5/2021 (a)	1,238,000	1,240,191
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.96%, 3/10/2020 (a)	3,690,000	3,698,967
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75%, 3.31%, 11/8/2020 (a)	4,120,000	4,125,892
Industrial Bank of Korea 3 Month USD LIBOR + 0.60%, 3.18%, 8/2/2021 (a) (b)	6,750,000	6,772,342
ING Bank NV 3 Month USD LIBOR + 0.69%, 3.01%, 10/1/2019 (a) (b)	3,030,000	3,034,484
ING Groep NV:
3 Month USD LIBOR + 1.00%, 3.32%, 10/2/2023 (a)	3,610,000	3,603,610

See accompanying notes to financial statements.
87

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.15%, 3.48%, 3/29/2022 (a)	$ 8,998,000	$ 9,107,506
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.23%, 3.81%, 10/24/2023 (a)	14,832,000	15,052,700
3 Month USD LIBOR + 0.55%, 3.00%, 3/9/2021 (a)	18,587,000	18,617,297
3 Month USD LIBOR + 0.61%, 3.01%, 6/18/2022 (a)	9,235,000	9,249,499
3 Month USD LIBOR + 0.68%, 3.20%, 6/1/2021 (a)	7,506,000	7,529,644
3 Month USD LIBOR + 0.73%, 3.32%, 4/23/2024 (a)	425,000	422,505
3 Month USD LIBOR + 0.90%, 3.48%, 4/25/2023 (a)	12,301,000	12,356,724
3 Month USD LIBOR + 0.96%, 3.55%, 1/23/2020 (a)	9,581,000	9,628,234
3 Month USD LIBOR + 1.00%, 3.60%, 1/15/2023 (a)	7,484,000	7,540,130
3 Month USD LIBOR + 1.10%, 3.57%, 6/7/2021 (a)	3,696,000	3,744,824
3 Month USD LIBOR + 1.21%, 3.79%, 10/29/2020 (a)	5,760,000	5,826,010
3 Month USD LIBOR + 1.48%, 4.00%, 3/1/2021 (a)	5,074,000	5,164,825
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.75%, 9/1/2020 (a)	10,780,000	10,784,096
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.87%, 2/1/2021 (a)	8,590,000	8,592,921
Series BKNT, 3 Month USD LIBOR + 0.34%, 2.93%, 4/26/2021 (a)	10,115,000	10,121,575
Series BKNT, 3 Month USD LIBOR + 0.37%, 2.89%, 2/19/2021 (a)	16,540,000	16,556,871
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.93%, 9/23/2019 (a)	3,957,000	3,959,849
KEB Hana Bank 3 Month USD LIBOR + 0.73%, 3.32%, 4/5/2020 (a) (b)	1,510,000	1,511,872
Security Description	Principal Amount	Value
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 3.24%, 2/1/2022 (a)	$ 2,500,000	$ 2,507,475
Lloyds Bank PLC 3 Month USD LIBOR + 0.49%, 3.06%, 5/7/2021 (a)	11,894,000	11,897,092
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 3.19%, 6/21/2021 (a)	824,000	824,305
Macquarie Bank, Ltd. 3 Month USD LIBOR + 1.12%, 3.70%, 7/29/2020 (a) (b) (c)	7,365,000	7,429,812
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.54%, 11/28/2023 (a) (b)	5,160,000	5,159,845
3 Month USD LIBOR + 1.35%, 3.66%, 3/27/2024 (a) (b)	100,000	100,337
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27%, 2.85%, 1/25/2021 (a)	1,820,000	1,816,178
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 3.24%, 7/26/2021 (a)	5,347,000	5,359,833
3 Month USD LIBOR + 0.70%, 3.17%, 3/7/2022 (a)	2,488,000	2,494,792
3 Month USD LIBOR + 0.74%, 3.26%, 3/2/2023 (a)	9,698,000	9,694,509
3 Month USD LIBOR + 0.79%, 3.37%, 7/25/2022 (a)	10,595,000	10,629,858
3 Month USD LIBOR + 0.86%, 3.45%, 7/26/2023 (a)	13,546,000	13,584,742
3 Month USD LIBOR + 0.92%, 3.44%, 2/22/2022 (a)	4,121,000	4,152,196
3 Month USD LIBOR + 1.06%, 3.51%, 9/13/2021 (a)	9,887,000	9,992,593
3 Month USD LIBOR + 1.88%, 4.40%, 3/1/2021 (a)	2,293,000	2,346,610
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 3.27%, 3/5/2023 (a)	9,646,000	9,658,636

See accompanying notes to financial statements.
88

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.88%, 3.33%, 9/11/2022 (a) (c)	$ 9,260,000	$ 9,312,689
3 Month USD LIBOR + 0.94%, 3.46%, 2/28/2022 (a)	9,721,000	9,799,157
3 Month USD LIBOR + 1.14%, 3.59%, 9/13/2021 (a)	8,386,000	8,490,490
3 Month USD LIBOR + 1.48%, 4.08%, 4/12/2021 (a) (b)	2,220,000	2,256,341
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 3.52%, 7/22/2022 (a)	20,397,000	20,523,665
3 Month USD LIBOR + 0.98%, 3.39%, 6/16/2020 (a)	3,780,000	3,806,271
3 Month USD LIBOR + 1.14%, 3.72%, 1/27/2020 (a)	8,877,000	8,921,918
3 Month USD LIBOR + 1.18%, 3.77%, 1/20/2022 (a)	34,992,000	35,356,267
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.10%, 2/10/2021 (a)	23,784,000	23,812,541
Series GMTN, 3 Month USD LIBOR + 1.22%, 3.78%, 5/8/2024 (a)	4,080,000	4,134,590
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.99%, 4/21/2021 (a)	10,114,000	10,290,995
Series MTN, 3 Month USD LIBOR + 0.74%, 3.33%, 7/23/2019 (a)	4,717,000	4,719,311
Series MTN, 3 Month USD LIBOR + 1.40%, 3.98%, 10/24/2023 (a)	21,797,000	22,209,835
MUFG Union Bank NA Series BKNT, 3 Month USD LIBOR + 0.60%, 3.07%, 3/7/2022 (a)	3,000,000	3,000,870
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.95%, 1/12/2021 (a) (b)	5,215,000	5,222,145
3 Month USD LIBOR + 0.51%, 3.03%, 5/22/2020 (a) (b)	13,909,000	13,961,576
3 Month USD LIBOR + 0.58%, 2.97%, 9/20/2021 (a) (b)	5,910,000	5,934,526
3 Month USD LIBOR + 0.60%, 3.20%, 4/12/2023 (a) (b)	2,315,000	2,312,060
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.71%, 3.28%, 11/4/2021 (a) (b)	$ 3,511,000	$ 3,534,805
3 Month USD LIBOR + 0.72%, 3.24%, 5/22/2022 (a) (b)	3,835,000	3,858,739
3 Month USD LIBOR + 0.89%, 3.47%, 1/10/2022 (a) (b)	4,960,000	5,010,890
3 Month USD LIBOR + 1.00%, 3.60%, 7/12/2021 (a) (b)	4,445,000	4,501,585
Series REGS, 3 Month USD LIBOR + 1.00%, 3.60%, 7/12/2021 (a)	1,000,000	1,012,730
National Bank of Canada:
Series MTN, 3 Month USD LIBOR + 0.56%, 3.00%, 6/12/2020 (a)	5,627,000	5,647,145
Series MTN, 3 Month USD LIBOR + 0.60%, 3.19%, 1/17/2020 (a)	1,705,000	1,709,638
NatWest Markets PLC 3 Month USD LIBOR + 1.40%, 3.72%, 9/29/2022 (a) (b)	2,250,000	2,264,063
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.02%, 2.58%, 8/9/2019 (a) (b)	23,200,000	23,204,176
3 Month USD LIBOR + 0.03%, 2.55%, 2/24/2020 (a) (b)	10,310,000	10,313,196
Nordea Bank AB 3 Month USD LIBOR + 0.47%, 2.99%, 5/29/2020 (a) (b)	6,975,000	6,998,715
PNC Bank NA:
3 Month USD LIBOR + 0.35%, 2.79%, 3/12/2021 (a)	9,769,000	9,778,281
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.84%, 1/22/2021 (a)	5,195,000	5,196,507
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.76%, 6/10/2021 (a)	3,000,000	3,003,060
Series BKNT, 3 Month USD LIBOR + 0.36%, 2.88%, 5/19/2020 (a)	2,993,000	3,000,842
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.08%, 7/27/2022 (a)	3,640,000	3,645,496
Regions Bank:
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.70%, 4/1/2021 (a)	2,550,000	2,543,574

See accompanying notes to financial statements.
89

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.04%, 8/13/2021 (a)	$ 4,670,000	$ 4,664,629
Royal Bank of Canada:
3 Month USD LIBOR + 0.47%, 3.05%, 4/29/2022 (a)	4,859,000	4,865,948
3 Month USD LIBOR + 0.66%, 3.26%, 10/5/2023 (a)	4,940,000	4,933,430
Series GMTN, 3 Month USD LIBOR + 0.30%, 2.89%, 7/22/2020 (a)	6,762,000	6,777,012
Series GMTN, 3 Month USD LIBOR + 0.38%, 2.90%, 3/2/2020 (a)	4,874,000	4,885,161
Series GMTN, 3 Month USD LIBOR + 0.39%, 2.97%, 4/30/2021 (a)	14,659,000	14,698,286
Series GMTN, 3 Month USD LIBOR + 0.48%, 3.06%, 7/29/2019 (a)	2,245,000	2,246,010
Series GMTN, 3 Month USD LIBOR + 0.52%, 2.99%, 3/6/2020 (a)	3,874,000	3,886,978
Series GMTN, 3 Month USD LIBOR + 0.73%, 3.31%, 2/1/2022 (a)	4,769,000	4,813,638
Series MTN, 3 Month USD LIBOR + 0.24%, 2.76%, 8/29/2019 (a)	2,400,000	2,401,440
Series MTN, 3 Month USD LIBOR + 0.24%, 2.83%, 10/26/2020 (a)	3,095,000	3,099,983
Series MTN, 3 Month USD LIBOR + 0.40%, 2.98%, 1/25/2021 (a)	3,460,000	3,466,712
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 3.99%, 5/15/2023 (a)	12,782,000	12,737,135
3 Month USD LIBOR + 1.55%, 3.90%, 6/25/2024 (a)	6,000,000	5,984,280
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.88%, 11/3/2020 (a)	3,325,000	3,315,324
3 Month USD LIBOR + 0.62%, 3.14%, 6/1/2021 (a)	4,993,000	5,001,388
3 Month USD LIBOR + 0.66%, 3.18%, 11/15/2021 (a)	3,470,000	3,479,404
Skandinaviska Enskilda Banken AB:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.43%, 2.96%, 5/17/2021 (a) (b)	$ 7,965,000	$ 7,989,851
3 Month USD LIBOR + 0.57%, 3.02%, 9/13/2019 (a) (b)	5,735,000	5,741,882
Societe Generale SA 3 Month USD LIBOR + 1.33%, 3.92%, 4/8/2021 (a) (b)	3,170,000	3,215,268
Standard Chartered PLC:
3 Month USD LIBOR + 1.13%, 3.65%, 8/19/2019 (a) (b)	4,170,000	4,175,921
3 Month USD LIBOR + 1.15%, 3.74%, 1/20/2023 (a) (b)	7,335,000	7,325,024
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.31%, 2.91%, 10/18/2019 (a)	5,677,000	5,680,974
3 Month USD LIBOR + 0.35%, 2.94%, 1/17/2020 (a)	13,327,000	13,344,325
3 Month USD LIBOR + 0.37%, 2.97%, 10/16/2020 (a)	8,369,000	8,381,135
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 3.33%, 1/17/2023 (a) (c)	5,103,000	5,101,112
3 Month USD LIBOR + 0.74%, 3.34%, 10/18/2022 (a)	3,439,000	3,444,399
3 Month USD LIBOR + 0.78%, 3.38%, 7/12/2022 (a) (c)	4,296,000	4,311,423
3 Month USD LIBOR + 0.80%, 3.40%, 10/16/2023 (a) (c)	4,947,000	4,953,530
3 Month USD LIBOR + 0.86%, 3.45%, 7/19/2023 (a)	4,964,000	4,983,509
3 Month USD LIBOR + 1.11%, 3.71%, 7/14/2021 (a)	3,280,000	3,319,819
3 Month USD LIBOR + 1.14%, 3.73%, 10/19/2021 (a)	6,450,000	6,535,204
3 Month USD LIBOR + 1.68%, 4.13%, 3/9/2021 (a)	4,384,000	4,472,995
Sumitomo Mitsui Trust Bank, Ltd.:
3 Month USD LIBOR + 0.44%, 2.86%, 9/19/2019 (a) (b)	3,675,000	3,678,308

See accompanying notes to financial statements.
90

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.91%, 3.51%, 10/18/2019 (a) (b)	$ 990,000	$ 991,772
SunTrust Bank:
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.09%, 10/26/2021 (a)	2,165,000	2,164,567
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.11%, 1/31/2020 (a)	2,360,000	2,362,903
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.12%, 5/17/2022 (a) (c)	3,000,000	3,003,060
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.17%, 8/2/2022 (a)	3,639,000	3,637,690
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 2.81%, 9/8/2020 (a)	4,735,000	4,746,175
Series BKNT, 3 Month USD LIBOR + 0.47%, 2.99%, 5/24/2021 (a)	10,080,000	10,121,227
Series BKNT, 3 Month USD LIBOR + 0.49%, 2.96%, 9/6/2019 (a)	4,544,000	4,548,908
Swedbank AB 3 Month USD LIBOR + 0.70%, 3.13%, 3/14/2022 (a) (b)	4,395,000	4,357,642
Swedish Export Credit 3 Month USD LIBOR + 0.05%, 2.48%, 12/14/2020 (a)	5,000,000	5,000,000
Synchrony Bank Series BKNT, 3 Month USD LIBOR + 0.63%, 2.95%, 3/30/2020 (a)	5,751,000	5,755,946
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.15%, 2.73%, 10/24/2019 (a)	3,462,000	3,463,350
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.04%, 7/2/2019 (a)	3,430,000	3,430,000
Series GMTN, 3 Month USD LIBOR + 0.24%, 2.82%, 1/25/2021 (a)	4,270,000	4,273,672
Series GMTN, 3 Month USD LIBOR + 0.26%, 2.67%, 9/17/2020 (a)	5,428,000	5,439,290
Series GMTN, 3 Month USD LIBOR + 0.64%, 3.23%, 7/19/2023 (a)	3,802,000	3,815,459
Series MTN, 3 Month USD LIBOR + 0.28%, 2.73%, 6/11/2020 (a)	4,112,000	4,117,839
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.43%, 2.88%, 6/11/2021 (a)	$ 7,742,000	$ 7,770,103
Series MTN, 3 Month USD LIBOR + 0.56%, 3.13%, 11/5/2019 (a)	3,780,000	3,787,447
Series MTN, 3 Month USD LIBOR + 1.00%, 3.59%, 4/7/2021 (a)	7,125,000	7,219,264
UBS AG:
3 Month USD LIBOR + 0.48%, 3.00%, 12/1/2020 (a) (b)	15,855,000	15,909,383
3 Month USD LIBOR + 0.58%, 3.03%, 6/8/2020 (a) (b)	23,220,000	23,318,685
Series BKNT, 3 Month USD LIBOR + 0.64%, 3.17%, 8/14/2019 (a)	1,253,000	1,254,065
UBS Group Funding Switzerland AG:
3 Month USD LIBOR + 0.95%, 3.47%, 8/15/2023 (a) (b)	680,000	682,162
3 Month USD LIBOR + 1.22%, 3.74%, 5/23/2023 (a) (b)	8,339,000	8,417,720
3 Month USD LIBOR + 1.44%, 3.78%, 9/24/2020 (a) (b)	2,710,000	2,749,241
3 Month USD LIBOR + 1.53%, 4.11%, 2/1/2022 (a) (b)	4,555,000	4,661,131
3 Month USD LIBOR + 1.78%, 4.38%, 4/14/2021 (a) (b)	5,615,000	5,748,974
UniCredit SpA 3 Month USD LIBOR + 3.90%, 6.50%, 1/14/2022 (a) (b)	5,455,000	5,688,147
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 3.07%, 4/23/2021 (a) (b)	4,270,000	4,275,338
US Bank NA:
3 Month USD LIBOR + 0.31%, 2.88%, 2/4/2021 (a)	6,993,000	7,003,979
3 Month USD LIBOR + 0.44%, 2.96%, 5/23/2022 (a)	4,500,000	4,501,395
Series BKNT, 3 Month USD LIBOR + 0.13%, 2.71%, 1/17/2020 (a)	3,750,000	3,750,263
Series BKNT, 3 Month USD LIBOR + 0.14%, 2.73%, 10/23/2020 (a)	1,445,000	1,443,020

See accompanying notes to financial statements.
91

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.83%, 7/24/2020 (a)	$ 8,281,000	$ 8,294,167
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.81%, 5/21/2021 (a)	12,615,000	12,625,092
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.90%, 1/24/2020 (a)	5,245,000	5,250,612
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.91%, 4/26/2021 (a)	6,390,000	6,398,946
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.90%, 11/16/2021 (a)	1,980,000	1,984,039
Series BKNT, 3 Month USD LIBOR + 0.48%, 3.06%, 10/28/2019 (a)	2,135,000	2,137,370
Wells Fargo & Co.:
3 Month USD LIBOR + 0.93%, 3.47%, 2/11/2022 (a)	21,665,000	21,786,324
3 Month USD LIBOR + 1.03%, 3.61%, 7/26/2021 (a)	9,393,000	9,515,391
3 Month USD LIBOR + 1.11%, 3.69%, 1/24/2023 (a)	10,540,000	10,666,796
3 Month USD LIBOR + 1.23%, 3.81%, 10/31/2023 (a)	18,083,000	18,416,631
3 Month USD LIBOR + 1.34%, 3.84%, 3/4/2021 (a)	14,105,000	14,324,051
Series MTN, 3 Month USD LIBOR + 0.88%, 3.47%, 7/22/2020 (a)	6,422,000	6,468,367
Series MTN, 3 Month USD LIBOR + 1.01%, 3.48%, 12/7/2020 (a)	6,303,000	6,370,001
Series N, 3 Month USD LIBOR + 0.68%, 3.26%, 1/30/2020 (a)	5,329,000	5,346,799
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.83%, 1/15/2020 (a)	7,377,000	7,380,541
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.91%, 1/15/2021 (a)	4,965,000	4,966,539
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.90%, 5/21/2021 (a)	1,000,000	1,000,480
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.09%, 7/23/2021 (a)	10,459,000	10,475,839
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.51%, 3.10%, 10/22/2021 (a)	$ 3,050,000	$ 3,053,935
Series BKNT, 3 Month USD LIBOR + 0.62%, 3.14%, 5/27/2022 (a)	18,000,000	18,033,660
Series MTN, 3 Month USD LIBOR + 0.65%, 3.12%, 12/6/2019 (a)	7,762,000	7,783,734
Westpac Banking Corp.:
3 Month USD LIBOR + 0.28%, 2.80%, 5/15/2020 (a)	2,341,000	2,345,869
3 Month USD LIBOR + 0.34%, 2.93%, 1/25/2021 (a)	5,998,000	6,006,037
3 Month USD LIBOR + 0.43%, 2.90%, 3/6/2020 (a)	3,575,000	3,584,831
3 Month USD LIBOR + 0.56%, 3.08%, 8/19/2019 (a)	1,116,000	1,116,971
3 Month USD LIBOR + 0.57%, 3.15%, 1/11/2023 (a)	7,249,000	7,239,939
3 Month USD LIBOR + 0.71%, 3.04%, 6/28/2022 (a)	6,706,000	6,746,236
3 Month USD LIBOR + 0.72%, 3.24%, 5/15/2023 (a) (c)	6,124,000	6,145,985
3 Month USD LIBOR + 0.77%, 3.29%, 2/26/2024 (a)	4,000,000	4,010,920
3 Month USD LIBOR + 0.85%, 3.37%, 8/19/2021 (a)	6,000,000	6,062,160
3 Month USD LIBOR + 0.85%, 3.43%, 1/11/2022 (a)	3,996,000	4,035,201
		2,135,710,745
BEVERAGES — 0.3%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26%, 3.84%, 2/1/2021 (a)	2,165,000	2,197,129
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 3.22%, 11/15/2021 (a)	4,517,000	4,517,135
Diageo Capital PLC 3 Month USD LIBOR + 0.24%, 2.76%, 5/18/2020 (a)	5,220,000	5,222,819
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 2.94%, 5/2/2022 (a)	1,190,000	1,193,094
		13,130,177

See accompanying notes to financial statements.
92

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 3 Month USD LIBOR + 0.45%, 2.99%, 5/11/2020 (a)	$ 2,329,000	$ 2,334,100
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.25%, 2.64%, 9/20/2019 (a)	5,422,000	5,427,314
		7,761,414
BUILDING MATERIALS — 0.2%
Martin Marietta Materials, Inc.:
3 Month USD LIBOR + 0.50%, 2.89%, 12/20/2019 (a) (c)	3,290,000	3,290,296
3 Month USD LIBOR + 0.65%, 3.17%, 5/22/2020 (a)	1,513,000	1,507,795
Vulcan Materials Co. 3 Month USD LIBOR + 0.65%, 3.17%, 3/1/2021 (a)	3,801,000	3,801,000
		8,599,091
CHEMICALS — 0.2%
DowDuPont, Inc.:
3 Month USD LIBOR + 0.71%, 3.23%, 11/15/2020 (a)	3,556,000	3,579,434
3 Month USD LIBOR + 1.11%, 3.63%, 11/15/2023 (a)	3,438,000	3,466,260
		7,045,694
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 3.39%, 8/15/2021 (a)	3,428,000	3,423,269
COMPUTERS — 2.0%
Apple, Inc.:
3 Month USD LIBOR + 0.20%, 2.77%, 2/7/2020 (a)	5,023,000	5,028,123
3 Month USD LIBOR + 0.07%, 2.61%, 5/11/2020 (a)	4,067,000	4,068,993
3 Month USD LIBOR + 0.14%, 2.71%, 8/2/2019 (a)	3,280,000	3,280,722
3 Month USD LIBOR + 0.25%, 2.81%, 2/7/2020 (a)	3,050,000	3,054,056
3 Month USD LIBOR + 0.30%, 2.84%, 5/6/2020 (a) (c)	248,000	248,585
3 Month USD LIBOR + 0.35%, 2.89%, 5/11/2022 (a)	7,657,000	7,697,429
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.50%, 3.06%, 2/9/2022 (a)	$ 11,246,000	$ 11,341,479
3 Month USD LIBOR + 1.13%, 3.65%, 2/23/2021 (a)	3,146,000	3,195,424
DXC Technology Co. 3 Month USD LIBOR + 0.95%, 3.47%, 3/1/2021 (a)	4,149,000	4,148,627
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 3.32%, 10/5/2021 (a)	6,390,000	6,391,470
IBM Credit LLC:
3 Month USD LIBOR + 0.15%, 2.62%, 9/6/2019 (a)	4,807,000	4,809,019
3 Month USD LIBOR + 0.16%, 2.73%, 2/5/2021 (a)	13,672,000	13,652,996
3 Month USD LIBOR + 0.26%, 2.85%, 1/20/2021 (a)	4,401,000	4,402,012
International Business Machines Corp.:
3 Month USD LIBOR + 0.23%, 2.81%, 1/27/2020 (a)	9,746,000	9,755,843
3 Month USD LIBOR + 0.58%, 3.15%, 11/6/2021 (a) (c)	200,000	201,200
		81,275,978
COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27%, 2.85%, 11/1/2019 (a)	3,053,000	3,052,237
DIVERSIFIED FINANCIAL SERVICES — 2.1%
American Express Co.:
3 Month USD LIBOR + 0.33%, 2.91%, 10/30/2020 (a)	4,398,000	4,402,178
3 Month USD LIBOR + 0.53%, 3.05%, 5/17/2021 (a)	10,467,000	10,503,006
3 Month USD LIBOR + 0.60%, 3.17%, 11/5/2021 (a)	3,648,000	3,664,562
3 Month USD LIBOR + 0.61%, 3.19%, 8/1/2022 (a)	2,381,000	2,382,548
3 Month USD LIBOR + 0.62%, 3.14%, 5/20/2022 (a)	5,021,000	5,035,310
3 Month USD LIBOR + 0.65%, 3.17%, 2/27/2023 (a)	10,282,000	10,284,879

See accompanying notes to financial statements.
93

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.75%, 3.33%, 8/3/2023 (a)	$ 3,792,000	$ 3,810,164
American Express Credit Corp.:
Series F, 3 Month USD LIBOR + 1.05%, 3.48%, 9/14/2020 (a)	1,379,000	1,392,542
Series GMTN, 3 Month USD LIBOR + 0.49%, 3.01%, 8/15/2019 (a)	3,907,000	3,909,735
Series MTN, 3 Month USD LIBOR + 0.43%, 2.95%, 3/3/2020 (a)	5,157,000	5,167,520
Series MTN, 3 Month USD LIBOR + 0.70%, 3.22%, 3/3/2022 (a)	893,000	897,903
Series MTN, 3 Month USD LIBOR + 0.73%, 3.25%, 5/26/2020 (a)	3,135,000	3,151,208
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 3.63%, 5/2/2021 (a) (b)	7,215,000	7,252,518
3 Month USD LIBOR + 1.13%, 3.46%, 9/26/2023 (a) (b)	3,000,000	3,008,880
Capital One Financial Corp. 3 Month USD LIBOR + 0.76%, 3.30%, 5/12/2020 (a)	4,232,000	4,249,351
Charles Schwab Corp. 3 Month USD LIBOR + 0.32%, 2.84%, 5/21/2021 (a)	4,326,000	4,328,898
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33%, 2.91%, 10/30/2020 (a) (b)	3,277,000	3,282,505
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.38%, 2.69%, 6/30/2021 (a)	2,828,000	2,835,240
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 3.01%, 11/1/2021 (a)	4,761,000	4,772,283
		84,331,230
ELECTRIC — 1.4%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 2.75%, 6/25/2021 (a)	6,611,000	6,630,701
Duke Energy Corp. 3 Month USD LIBOR + 0.50%, 3.03%, 5/14/2021 (a) (b)	4,736,000	4,747,130
Security Description	Principal Amount	Value
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18%, 2.63%, 9/8/2020 (a)	$ 1,985,000	$ 1,987,382
Florida Power & Light Co. 3 Month USD LIBOR + 0.40%, 2.97%, 5/6/2022 (a)	8,390,000	8,388,658
Mississippi Power Co. 3 Month USD LIBOR + 0.65%, 2.96%, 3/27/2020 (a)	2,283,000	2,283,205
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.40%, 2.92%, 8/21/2020 (a) (c)	6,890,000	6,891,447
3 Month USD LIBOR + 0.48%, 3.05%, 5/4/2021 (a)	2,429,000	2,428,271
3 Month USD LIBOR + 0.55%, 3.07%, 8/28/2021 (a)	250,000	248,055
Sempra Energy:
3 Month USD LIBOR + 0.25%, 2.85%, 7/15/2019 (a)	4,148,000	4,148,249
3 Month USD LIBOR + 0.45%, 2.86%, 3/15/2021 (a)	7,111,000	7,075,018
3 Month USD LIBOR + 0.50%, 3.10%, 1/15/2021 (a)	4,834,000	4,817,806
Southern Co. 3 Month USD LIBOR + 0.70%, 3.02%, 9/30/2020 (a) (b)	2,840,000	2,843,181
Southern Power Co. 3 Month USD LIBOR + 0.55%, 2.94%, 12/20/2020 (a) (b)	5,380,000	5,377,579
		57,866,682
ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.04%, 2.62%, 10/30/2019 (a)	3,735,000	3,735,411
Tyco Electronics Group SA 3 Month USD LIBOR + 0.45%, 2.93%, 6/5/2020 (a)	2,890,000	2,894,450
		6,629,861
FOOD — 1.3%
Campbell Soup Co.:
3 Month USD LIBOR + 0.50%, 2.91%, 3/16/2020 (a)	4,554,000	4,557,643
3 Month USD LIBOR + 0.63%, 3.04%, 3/15/2021 (a)	2,832,000	2,819,029
Conagra Brands, Inc.:

See accompanying notes to financial statements.
94

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.50%, 3.09%, 10/9/2020 (a)	$ 4,935,000	$ 4,919,060
3 Month USD LIBOR + 0.75%, 3.34%, 10/22/2020 (a)	3,424,000	3,424,240
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 3.14%, 4/16/2021 (a)	9,012,000	9,011,369
3 Month USD LIBOR + 1.01%, 3.60%, 10/17/2023 (a)	2,802,000	2,816,262
Kraft Heinz Foods Co.:
3 Month USD LIBOR + 0.42%, 2.98%, 8/9/2019 (a)	4,285,000	4,286,286
3 Month USD LIBOR + 0.57%, 3.12%, 2/10/2021 (a)	5,059,000	5,026,167
3 Month USD LIBOR + 0.82%, 3.37%, 8/10/2022 (a)	2,543,000	2,528,378
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61%, 3.19%, 10/28/2019 (a) (b)	5,005,000	5,011,206
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 2.97%, 8/21/2020 (a)	3,800,000	3,798,518
3 Month USD LIBOR + 0.55%, 3.07%, 6/2/2020 (a)	2,683,000	2,685,629
		50,883,787
GAS — 0.1%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 3.01%, 6/15/2021 (a)	2,205,000	2,215,628
WGL Holdings, Inc. 3 Month USD LIBOR + 0.40%, 2.92%, 11/29/2019 (a)	2,555,000	2,552,726
		4,768,354
HEALTH CARE PRODUCTS — 0.5%
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 3.19%, 12/29/2020 (a)	5,820,000	5,820,291
3 Month USD LIBOR + 1.03%, 3.50%, 6/6/2022 (a)	4,738,000	4,767,328
Security Description	Principal Amount	Value
Medtronic, Inc. 3 Month USD LIBOR + 0.80%, 3.21%, 3/15/2020 (a)	$ 5,224,000	$ 5,248,971
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75%, 3.17%, 3/19/2021 (a)	4,265,000	4,263,166
		20,099,756
HEALTH CARE SERVICES — 0.8%
Cigna Corp. 3 Month USD LIBOR + 0.35%, 2.76%, 3/17/2020 (a) (b)	4,580,000	4,583,572
Halfmoon Parent, Inc.:
3 Month USD LIBOR + 0.65%, 3.06%, 9/17/2021 (a) (b)	12,260,000	12,264,414
3 Month USD LIBOR + 0.89%, 3.49%, 7/15/2023 (a) (b)	5,752,000	5,745,615
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34%, 2.67%, 9/30/2019 (a) (b)	6,085,000	6,084,818
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 2.67%, 10/15/2020 (a)	1,255,000	1,253,356
3 Month USD LIBOR + 0.26%, 2.67%, 6/15/2021 (a)	3,390,000	3,392,746
		33,324,521
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 2.90%, 6/24/2022 (a) (b)	6,319,000	6,298,274
INSURANCE — 2.1%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 2.91%, 9/20/2021 (a) (b)	4,349,000	4,350,348
Assurant, Inc. 3 Month USD LIBOR + 1.25%, 3.58%, 3/26/2021 (a)	2,614,000	2,616,353
Athene Global Funding:
3 Month USD LIBOR + 1.14%, 3.73%, 4/20/2020 (a) (b)	2,090,000	2,095,601
3 Month USD LIBOR + 1.23%, 3.83%, 7/1/2022 (a) (b)	4,575,000	4,607,208

See accompanying notes to financial statements.
95

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Berkshire Hathaway Finance Corp. 3 Month USD LIBOR + 0.32%, 2.90%, 1/10/2020 (a)	$ 2,550,000	$ 2,553,417
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.30%, 2.88%, 4/27/2020 (a) (b)	150,000	149,975
3 Month USD LIBOR + 0.30%, 2.90%, 10/15/2020 (a) (b)	4,138,000	4,139,821
3 Month USD LIBOR + 0.48%, 2.93%, 6/11/2021 (a) (b)	6,652,000	6,669,096
3 Month USD LIBOR + 0.73%, 3.04%, 6/27/2022 (a) (b)	9,310,000	9,392,300
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 3.52%, 12/29/2021 (a)	2,470,000	2,470,939
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.22%, 2.64%, 9/19/2019 (a) (b)	10,817,000	10,825,221
3 Month USD LIBOR + 0.23%, 2.82%, 1/8/2021 (a) (b)	7,090,000	7,090,709
3 Month USD LIBOR + 0.40%, 2.84%, 6/12/2020 (a) (b)	2,055,000	2,060,857
New York Life Global Funding:
3 Month USD LIBOR + 0.10%, 2.69%, 1/21/2020 (a) (b)	3,305,000	3,306,157
3 Month USD LIBOR + 0.16%, 2.48%, 10/1/2020 (a) (b)	5,196,000	5,198,754
3 Month USD LIBOR + 0.27%, 2.86%, 4/9/2020 (a) (b)	5,056,000	5,063,533
3 Month USD LIBOR + 0.28%, 2.86%, 1/28/2021 (a) (b)	3,500,000	3,504,200
3 Month USD LIBOR + 0.32%, 2.89%, 8/6/2021 (a) (b)	4,560,000	4,570,807
3 Month USD LIBOR + 0.52%, 2.97%, 6/10/2022 (a) (b)	1,205,000	1,208,916
Protective Life Global Funding:
3 Month USD LIBOR + 0.37%, 2.97%, 7/13/2020 (a) (b)	890,000	890,418
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.52%, 2.85%, 6/28/2021 (a) (b)	$ 2,180,000	$ 2,185,515
		84,950,145
INTERNET — 0.4%
eBay, Inc.:
3 Month USD LIBOR + 0.48%, 3.06%, 8/1/2019 (a)	2,649,000	2,649,980
3 Month USD LIBOR + 0.87%, 3.45%, 1/30/2023 (a)	3,559,000	3,572,133
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 3.20%, 1/19/2023 (a) (b)	2,300,000	2,283,486
3 Month USD LIBOR + 0.91%, 3.49%, 4/11/2024 (a) (b)	3,000,000	3,004,530
3 Month USD LIBOR + 0.91%, 3.49%, 4/11/2024 (a)	1,000,000	1,001,510
3 Month USD LIBOR + 0.61%, 3.20%, 1/19/2023 (a)	2,890,000	2,869,250
		15,380,889
IT SERVICES — 0.3%
IBM Credit LLC 3 Month USD LIBOR + 0.47%, 2.99%, 11/30/2020 (a)	3,170,000	3,185,057
International Business Machines Corp. 3 Month USD LIBOR + 0.40%, 2.94%, 5/13/2021 (a)	7,500,000	7,525,875
		10,710,932
LODGING — 0.1%
Marriott International, Inc.:
3 Month USD LIBOR + 0.65%, 3.10%, 3/8/2021 (a)	2,700,000	2,706,777
Series Y, 3 Month USD LIBOR + 0.60%, 3.12%, 12/1/2020 (a)	2,980,000	2,984,738
		5,691,515
MACHINERY, CONSTRUCTION & MINING — 1.1%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.29%, 2.79%, 9/4/2020 (a)	6,080,000	6,089,850
Series I, 3 Month USD LIBOR + 0.39%, 2.92%, 5/17/2021 (a)	5,000,000	5,013,050

See accompanying notes to financial statements.
96

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.13%, 2.65%, 11/29/2019 (a)	$ 4,011,000	$ 4,012,805
Series MTN, 3 Month USD LIBOR + 0.18%, 2.70%, 5/15/2020 (a)	5,503,000	5,505,201
Series MTN, 3 Month USD LIBOR + 0.23%, 2.64%, 3/15/2021 (a)	7,450,000	7,447,318
Series MTN, 3 Month USD LIBOR + 0.25%, 2.77%, 8/26/2020 (a)	3,022,000	3,025,143
Series MTN, 3 Month USD LIBOR + 0.28%, 2.75%, 9/7/2021 (a)	4,609,000	4,609,323
Series MTN, 3 Month USD LIBOR + 0.35%, 2.82%, 12/7/2020 (a)	4,450,000	4,459,389
Series MTN, 3 Month USD LIBOR + 0.51%, 3.09%, 1/10/2020 (a)	5,489,000	5,501,076
		45,663,155
MACHINERY-DIVERSIFIED — 1.0%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.17%, 2.76%, 10/9/2020 (a)	2,935,000	2,934,589
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.77%, 1/7/2020 (a)	4,985,000	4,987,393
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.02%, 6/7/2023 (a)	2,653,000	2,656,688
Series MTN, 3 Month USD LIBOR + 0.12%, 2.72%, 7/5/2019 (a)	3,080,000	3,080,062
Series MTN, 3 Month USD LIBOR + 0.24%, 2.68%, 3/12/2021 (a)	4,416,000	4,414,631
Series MTN, 3 Month USD LIBOR + 0.26%, 2.71%, 9/10/2021 (a)	4,824,000	4,819,080
Series MTN, 3 Month USD LIBOR + 0.29%, 2.63%, 6/22/2020 (a)	3,333,000	3,338,533
Series MTN, 3 Month USD LIBOR + 0.30%, 2.75%, 3/13/2020 (a)	3,615,000	3,620,639
Series MTN, 3 Month USD LIBOR + 0.40%, 2.87%, 6/7/2021 (a)	3,000,000	3,011,130
Series MTN, 3 Month USD LIBOR + 0.48%, 2.93%, 9/8/2022 (a)	4,185,000	4,195,211
Security Description	Principal Amount	Value
Wabtec Corp. 3 Month USD LIBOR + 1.05%, 3.71%, 9/15/2021 (a)	$ 4,370,000	$ 4,355,841
		41,413,797
MEDIA — 1.4%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 4.23%, 2/1/2024 (a) (c)	5,004,000	5,043,181
Comcast Corp.:
3 Month USD LIBOR + 0.33%, 2.65%, 10/1/2020 (a)	8,147,000	8,160,443
3 Month USD LIBOR + 0.44%, 2.76%, 10/1/2021 (a)	7,684,000	7,715,428
3 Month USD LIBOR + 0.63%, 3.23%, 4/15/2024 (a)	2,600,000	2,610,244
Discovery Communications LLC 3 Month USD LIBOR + 0.71%, 3.10%, 9/20/2019 (a)	5,295,000	5,300,824
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 2.72%, 4/1/2021 (a) (b)	17,072,000	17,111,095
TWDC Enterprises 18 Corp.:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.63%, 3/4/2020 (a)	3,861,000	3,863,317
Series MTN, 3 Month USD LIBOR + 0.19%, 2.67%, 6/5/2020 (a)	3,744,000	3,748,380
Series MTN, 3 Month USD LIBOR + 0.39%, 2.89%, 3/4/2022 (a)	4,546,000	4,560,138
		58,113,050
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 2.83%, 2/14/2024 (a)	2,842,000	2,835,833
General Electric Co.:
3 Month USD LIBOR + 1.00%, 3.41%, 3/15/2023 (a)	5,122,000	5,044,863
3 Month USD LIBOR + 1.00%, 3.60%, 4/15/2023 (a)	440,000	432,010
Series GMTN, 3 Month USD LIBOR + 0.62%, 3.21%, 1/9/2020 (a)	2,907,000	2,910,227
Siemens Financieringsmaatschappij NV:

See accompanying notes to financial statements.
97

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.32%, 2.77%, 9/13/2019 (a) (b)	$ 4,715,000	$ 4,717,970
3 Month USD LIBOR + 0.34%, 2.75%, 3/16/2020 (a) (b)	2,135,000	2,137,348
3 Month USD LIBOR + 0.61%, 3.02%, 3/16/2022 (a) (b)	9,330,000	9,367,133
Textron, Inc. 3 Month USD LIBOR + 0.55%, 3.10%, 11/10/2020 (a)	2,405,000	2,405,024
		29,850,408
OIL & GAS — 1.4%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 3.07%, 9/19/2022 (a)	1,450,000	1,451,769
BP Capital Markets PLC 3 Month USD LIBOR + 0.25%, 2.77%, 11/24/2020 (a)	5,350,000	5,357,222
Chevron Corp.:
3 Month USD LIBOR + 0.21%, 2.73%, 3/3/2020 (a)	3,107,000	3,110,480
3 Month USD LIBOR + 0.41%, 2.93%, 11/15/2019 (a)	2,531,000	2,534,721
3 Month USD LIBOR + 0.48%, 3.00%, 3/3/2022 (a)	2,309,000	2,320,753
3 Month USD LIBOR + 0.53%, 3.05%, 11/15/2021 (a)	2,149,000	2,171,264
3 Month USD LIBOR + 0.53%, 3.05%, 3/3/2022 (a)	4,991,000	5,021,645
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 3.42%, 5/15/2022 (a)	4,865,000	4,923,623
EQT Corp. 3 Month USD LIBOR + 0.77%, 3.09%, 10/1/2020 (a)	3,602,000	3,599,515
Exxon Mobil Corp. 3 Month USD LIBOR + 0.37%, 2.84%, 3/6/2022 (a) (c)	3,968,000	3,989,070
Phillips 66:
3 Month USD LIBOR + 0.60%, 3.12%, 2/26/2021 (a)	5,817,000	5,816,709
3 Month USD LIBOR + 0.75%, 3.35%, 4/15/2020 (a) (b)	2,780,000	2,780,389
Shell International Finance B.V.:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.35%, 2.79%, 9/12/2019 (a)	$ 3,202,000	$ 3,204,562
3 Month USD LIBOR + 0.40%, 2.94%, 11/13/2023 (a) (c)	4,356,000	4,351,731
3 Month USD LIBOR + 0.45%, 2.99%, 5/11/2020 (a)	7,875,000	7,901,617
		58,535,070
PHARMACEUTICALS — 2.0%
Allergan Funding SCS 3 Month USD LIBOR + 1.26%, 3.69%, 3/12/2020 (a)	5,360,000	5,394,465
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 3.19%, 8/17/2023 (a)	2,748,000	2,739,811
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 2.98%, 6/25/2021 (a) (b)	10,509,000	10,460,448
3 Month USD LIBOR + 1.01%, 3.42%, 12/15/2023 (a) (b)	10,269,000	10,155,322
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 2.90%, 5/16/2022 (a) (b)	8,700,000	8,713,920
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 3.18%, 6/15/2022 (a)	2,530,000	2,518,311
CVS Health Corp.:
3 Month USD LIBOR + 0.63%, 3.08%, 3/9/2020 (a)	8,744,000	8,767,609
3 Month USD LIBOR + 0.72%, 3.17%, 3/9/2021 (a)	8,829,000	8,863,168
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75%, 3.27%, 11/30/2020 (a) (c)	3,904,000	3,899,862
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 2.88%, 5/14/2021 (a)	7,758,000	7,776,852
Merck & Co., Inc. 3 Month USD LIBOR + 0.38%, 2.92%, 2/10/2020 (a)	5,654,000	5,664,573
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 2.74%, 9/15/2023 (a)	2,006,000	2,004,496
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 2.96%, 8/20/2021 (a)	2,705,000	2,685,335
		79,644,172

See accompanying notes to financial statements.
98

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
PIPELINES — 0.5%
Enbridge, Inc.:
3 Month USD LIBOR + 0.40%, 2.98%, 1/10/2020 (a)	$ 5,224,000	$ 5,224,418
3 Month USD LIBOR + 0.70%, 3.11%, 6/15/2020 (a)	4,330,000	4,342,254
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70%, 3.18%, 6/5/2020 (a)	3,625,000	3,635,222
TransCanada PipeLines, Ltd. 3 Month USD LIBOR + 0.28%, 2.79%, 11/15/2019 (a) (c)	4,897,000	4,896,755
		18,098,649
REAL ESTATE INVESTMENT TRUSTS — 0.1%
AvalonBay Communities, Inc. Series MTN, 3 Month USD LIBOR + 0.43%, 3.03%, 1/15/2021 (a)	634,000	633,949
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 3.50%, 8/16/2021 (a)	3,120,000	3,120,749
		3,754,698
RETAIL — 0.9%
Alimentation Couche-Tard, Inc. 3 Month USD LIBOR + 0.50%, 2.95%, 12/13/2019 (a) (b)	1,303,000	1,303,026
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70%, 3.29%, 4/17/2020 (a)	7,609,000	7,609,837
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 2.63%, 6/5/2020 (a)	3,922,000	3,926,628
3 Month USD LIBOR + 0.31%, 2.83%, 3/1/2022 (a)	2,610,000	2,613,967
Lowe's Cos., Inc. 3 Month USD LIBOR + 0.42%, 2.87%, 9/10/2019 (a)	4,039,000	4,042,352
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 3.01%, 10/28/2021 (a)	2,795,000	2,792,596
Walmart, Inc.:
3 Month USD LIBOR - 0.03%, 2.56%, 10/9/2019 (a)	3,520,000	3,519,578
3 Month USD LIBOR + 0.04%, 2.38%, 6/23/2020 (a)	5,328,000	5,328,160
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.23%, 2.57%, 6/23/2021 (a)	$ 7,171,000	$ 7,190,290
		38,326,434
SEMICONDUCTORS — 0.4%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 2.62%, 5/11/2020 (a)	7,087,000	7,088,346
3 Month USD LIBOR + 0.35%, 2.89%, 5/11/2022 (a)	5,619,000	5,636,138
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 3.31%, 1/30/2023 (a)	4,093,000	4,107,858
		16,832,342
SOFTWARE — 0.1%
Oracle Corp. 3 Month USD LIBOR + 0.51%, 3.10%, 10/8/2019 (a)	5,100,000	5,106,834
TELECOMMUNICATIONS — 2.6%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 3.25%, 1/15/2020 (a)	11,366,000	11,394,074
3 Month USD LIBOR + 0.75%, 3.27%, 6/1/2021 (a)	27,173,000	27,285,496
3 Month USD LIBOR + 0.93%, 3.26%, 6/30/2020 (a)	7,914,000	7,965,125
3 Month USD LIBOR + 0.95%, 3.55%, 7/15/2021 (a)	16,767,000	16,907,172
3 Month USD LIBOR + 1.18%, 3.62%, 6/12/2024 (a)	5,000,000	5,064,350
Cisco Systems, Inc. 3 Month USD LIBOR + 0.34%, 2.73%, 9/20/2019 (a)	2,726,000	2,728,045
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58%, 3.17%, 1/17/2020 (a) (b)	2,695,000	2,698,638
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.37%, 2.89%, 8/15/2019 (a)	3,562,000	3,563,959
3 Month USD LIBOR + 0.55%, 3.07%, 5/22/2020 (a)	7,413,000	7,440,873
3 Month USD LIBOR + 1.00%, 3.41%, 3/16/2022 (a)	11,756,000	11,932,340

See accompanying notes to financial statements.
99

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 3.59%, 1/16/2024 (a)	$ 8,538,000	$ 8,562,077
		105,542,149
TRANSPORTATION — 0.2%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 2.47%, 4/1/2021 (a)	2,280,000	2,273,821
3 Month USD LIBOR + 0.38%, 2.90%, 5/16/2022 (a)	4,413,000	4,434,403
3 Month USD LIBOR + 0.45%, 2.77%, 4/1/2023 (a)	2,773,000	2,780,487
		9,488,711
TRUCKING & LEASING — 0.2%
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 3.25%, 7/30/2021 (a) (b)	1,340,000	1,337,668
3 Month USD LIBOR + 0.95%, 3.47%, 6/1/2021 (a) (b)	5,070,000	5,088,658
GATX Corp. 3 Month USD LIBOR + 0.72%, 3.29%, 11/5/2021 (a)	767,000	763,863
		7,190,189
TOTAL CORPORATE BONDS & NOTES (Cost $3,510,948,342)		3,511,234,013
FOREIGN GOVERNMENT OBLIGATIONS — 13.0%
African Development Bank Series GDIF, 3 Month USD LIBOR + 0.19%, 2.60%, 6/15/2020 (a)	5,760,000	5,769,562
Asian Development Bank:
3 Month USD LIBOR + 0.01%, 2.42%, 12/15/2021 (a)	24,812,000	24,812,496
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.59%, 7/10/2019 (a)	3,815,000	3,815,153
Series GMTN, 3 Month USD LIBOR + 0.05%, 2.46%, 3/16/2021 (a)	8,790,000	8,797,735
Series GMTN, 3 Month USD LIBOR + 0.19%, 2.60%, 6/16/2021 (a)	18,865,000	18,934,235
Series GMTN, 3 Month USD LIBOR + 0.32%, 2.84%, 2/26/2020 (a)	7,981,000	8,000,952
CPPIB Capital, Inc.:
Security Description	Principal Amount	Value
Series 144A, 3 Month USD LIBOR + 0.01%, 2.32%, 12/27/2019 (a) (b)	$ 3,970,000	$ 3,969,603
Series 144A, 3 Month USD LIBOR + 0.03%, 2.63%, 10/16/2020 (a) (b)	6,950,000	6,951,459
European Bank for Reconstruction & Development:
Series GMTN, 3 Month USD LIBOR + 0.00%, 2.34%, 3/23/2020 (a)	2,810,000	2,809,578
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.53%, 11/19/2020 (a)	2,980,000	2,980,775
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.55%, 5/11/2022 (a) (c)	9,930,000	9,928,411
Series GMTN, 3 Month USD LIBOR + 0.11%, 2.69%, 1/10/2020 (a)	11,655,000	11,661,294
European Investment Bank:
3 Month USD LIBOR + 0.10%, 2.68%, 1/27/2020 (a) (b)	12,110,000	12,118,235
3 Month USD LIBOR + 0.10%, 2.69%, 1/19/2023 (a) (b)	13,400,000	13,435,778
3 Month USD LIBOR + 0.11%, 2.45%, 3/24/2021 (a) (b)	490,000	490,887
Export Development Canada:
Series 144A, 3 Month USD LIBOR - 0.04%, 2.56%, 10/18/2019 (a) (b)	13,400,000	13,399,598
Series 144A, 3 Month USD LIBOR + 0.01%, 2.55%, 8/13/2019 (a) (b)	3,730,000	3,730,709
Series 144A, 3 Month USD LIBOR + 0.13%, 2.65%, 11/23/2020 (a) (b)	3,365,000	3,371,393
Series 144A, 3 Month USD LIBOR + 0.32%, 2.84%, 3/2/2020 (a) (b)	2,780,000	2,786,728
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 3.05%, 10/21/2019 (a)	6,450,000	6,453,612
3 Month USD LIBOR + 0.53%, 2.87%, 6/25/2022 (a)	5,000,000	5,013,850
3 Month USD LIBOR + 0.58%, 3.10%, 6/1/2021 (a)	2,477,000	2,482,449
3 Month USD LIBOR + 0.78%, 3.30%, 6/1/2023 (a)	6,000,000	6,044,220

See accompanying notes to financial statements.
100

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.93%, 3.50%, 11/1/2022 (a)	$ 4,525,000	$ 4,579,933
Series 5FRN, 3 Month USD LIBOR + 0.88%, 3.46%, 1/25/2022 (a)	4,300,000	4,336,808
Inter-American Development Bank:
3 Month USD LIBOR + 0.32%, 2.92%, 4/15/2020 (a)	4,495,000	4,506,372
Series GDIF, 3 Month USD LIBOR + 0.00%, 2.60%, 1/15/2022 (a)	18,610,000	18,594,181
Series GDP, 3 Month USD LIBOR + 0.00%, 2.60%, 10/15/2019 (a) (c)	5,118,000	5,118,256
Series GMTN, 3 Month USD LIBOR - 0.02%, 2.56%, 10/25/2021 (a)	5,210,000	5,206,353
Series GMTN, 3 Month USD LIBOR + 0.00%, 2.41%, 10/9/2020 (a)	18,805,000	18,791,836
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.61%, 7/15/2020 (a)	6,013,000	6,013,541
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.67%, 7/15/2022 (a)	12,750,000	12,758,415
Series GMTN, 3 Month USD LIBOR + 0.20%, 2.80%, 7/15/2021 (a)	18,619,000	18,696,083
Series GMTN, 3 Month USD LIBOR + 0.22%, 2.82%, 10/15/2020 (a)	9,065,000	9,090,473
International Bank for Reconstruction & Development:
Series GDIf, 3 Month USD LIBOR - 0.12%, 2.47%, 7/19/2019 (a)	4,910,000	4,910,147
Series GDIF, 1 Month USD LIBOR + 0.20%, 2.59%, 8/19/2019 (a)	1,250,000	1,250,062
Series GDIF, 3 Month USD LIBOR - 0.12%, 2.47%, 7/19/2019 (a)	4,160,000	4,160,250
Series GDIF, 3 Month USD LIBOR + 0.10%, 2.70%, 10/13/2020 (a)	7,118,000	7,126,684
Series GDIF, 3 Month USD LIBOR + 0.28%, 2.82%, 2/11/2021 (a)	12,081,000	12,131,982
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.42%, 12/15/2020 (a)	19,830,000	19,835,354
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.48%, 12/15/2022 (a)	$ 13,935,000	$ 13,952,419
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.59%, 12/15/2021 (a)	9,625,000	9,665,329
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 2.98%, 7/21/2020 (a)	1,990,000	1,996,905
3 Month USD LIBOR + 0.48%, 3.00%, 6/1/2020 (a)	2,730,000	2,740,156
3 Month USD LIBOR + 0.57%, 3.09%, 2/24/2020 (a)	13,690,000	13,733,945
Kommunalbanken A/S:
Series 144A, 3 Month USD LIBOR + 0.04%, 2.48%, 3/12/2021 (a) (b)	19,630,000	19,632,356
Series 144A, 3 Month USD LIBOR + 0.04%, 2.64%, 4/15/2021 (a) (b)	3,000,000	3,000,000
Series 144A, 3 Month USD LIBOR + 0.07%, 2.48%, 3/17/2020 (a) (b)	21,046,000	21,056,102
Series 144A, 3 Month USD LIBOR + 0.13%, 2.58%, 9/8/2021 (a) (b)	4,830,000	4,837,342
Series 144A, 3 Month USD LIBOR + 0.33%, 2.74%, 6/16/2020 (a) (b)	10,838,000	10,870,189
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 2.97%, 2/27/2020 (a)	2,030,000	2,031,238
3 Month USD LIBOR + 0.55%, 2.99%, 3/12/2021 (a)	2,980,000	2,985,841
3 Month USD LIBOR + 0.68%, 3.09%, 9/19/2020 (a)	5,760,000	5,781,254
3 Month USD LIBOR + 0.71%, 3.23%, 2/27/2022 (a)	5,310,000	5,338,621
3 Month USD LIBOR + 0.73%, 3.31%, 7/6/2022 (a)	3,495,000	3,516,040
Korea Expressway Corp. Series 144A, 3 Month USD LIBOR + 0.70%, 3.29%, 4/20/2020 (a) (b)	1,600,000	1,604,224
Korea National Oil Corp. Series 144A, 3 Month USD LIBOR + 0.60%, 2.91%, 3/27/2020 (a) (b)	1,500,000	1,501,185
Landwirtschaftliche Rentenbank:

See accompanying notes to financial statements.
101

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.04%, 2.64%, 1/12/2022 (a) (b)	$ 15,619,000	$ 15,619,781
3 Month USD LIBOR + 0.25%, 2.77%, 6/3/2021 (a) (b)	5,725,000	5,751,621
3 Month USD LIBOR + 0.35%, 2.87%, 2/19/2021 (a) (b)	1,780,000	1,790,271
Municipality Finance PLC:
3 Month USD LIBOR + 0.01%, 2.60%, 10/26/2020 (a) (b)	7,940,000	7,938,809
3 Month USD LIBOR + 0.05%, 2.58%, 2/17/2021 (a) (b)	2,980,000	2,981,162
3 Month USD LIBOR + 0.17%, 2.74%, 2/7/2020 (a) (b)	11,580,000	11,592,738
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.16%, 2.73%, 11/4/2019 (a)	5,510,000	5,513,802
Province of Quebec Canada:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.52%, 9/21/2020 (a)	10,154,000	10,169,840
Series MTN, 3 Month USD LIBOR + 0.28%, 2.87%, 7/21/2019 (a)	8,475,000	8,311,057
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $528,734,234)		528,777,669
Shares
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	34,997,620	34,997,620
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	3,598,183	$ 3,598,183
TOTAL SHORT-TERM INVESTMENTS (Cost $38,595,803)		38,595,803
TOTAL INVESTMENTS — 100.4% (Cost $4,078,278,379)		4,078,607,485
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(16,995,521)
NET ASSETS — 100.0%		$ 4,061,611,964
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.8% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
FRN	= Floating Rate Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,511,234,013	$—	$3,511,234,013
Foreign Government Obligations	—	528,777,669	—	528,777,669
Short-Term Investments	38,595,803	—	—	38,595,803
TOTAL INVESTMENTS	$38,595,803	$4,040,011,682	$—	$4,078,607,485
See accompanying notes to financial statements.
102

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,418,233	$ 8,418,233	$686,587,186	$660,007,799	$—	$—	34,997,620	$34,997,620	$540,479
State Street Navigator Securities Lending Government Money Market Portfolio	11,562,360	11,562,360	122,467,963	134,030,323	—	—	—	—	30,383
State Street Navigator Securities Lending Portfolio III	—	—	29,072,038	25,473,855	—	—	3,598,183	3,598,183	3,159
Total		$19,980,593	$838,127,187	$819,511,977	$—	$—		$38,595,803	$574,021
See accompanying notes to financial statements.
103

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.4%
Lamar Media Corp.:
5.00%, 5/1/2023	$ 61,000	$ 62,055
5.75%, 2/1/2026	48,000	50,541
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	100,000	91,842
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.00%, 8/15/2027 (a)	50,000	51,227
5.88%, 3/15/2025	60,000	62,079
		317,744
AEROSPACE & DEFENSE — 2.3%
Arconic, Inc.:
5.13%, 10/1/2024	50,000	52,714
5.87%, 2/23/2022	75,000	79,716
5.95%, 2/1/2037	117,000	121,093
6.15%, 8/15/2020	25,000	25,876
6.75%, 1/15/2028	20,000	21,856
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	65,000	67,892
Bombardier, Inc.:
6.13%, 1/15/2023 (a)	60,000	60,316
7.50%, 3/15/2025 (a) (b)	300,000	301,173
7.88%, 4/15/2027 (a)	175,000	175,213
8.75%, 12/1/2021 (a)	100,000	109,103
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	50,000	49,234
Moog, Inc. 5.25%, 12/1/2022 (a)	6,000	6,116
Pioneer Holdings LLC/Pioneer Finance Corp. 9.00%, 11/1/2022 (a)	62,000	63,474
TransDigm, Inc.:
6.00%, 7/15/2022	75,000	75,937
6.25%, 3/15/2026 (a)	240,000	251,467
6.50%, 7/15/2024	75,000	75,919
7.50%, 3/15/2027 (a)	138,000	144,108
Triumph Group, Inc.:
4.88%, 4/1/2021	35,000	34,565
7.75%, 8/15/2025	30,000	29,026
		1,744,798
AGRICULTURE — 0.3%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.50%, 12/15/2022 (a)	18,000	17,637
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	40,000	41,779
Pyxus International, Inc. 8.50%, 4/15/2021 (a)	54,000	55,136
Security Description	Principal Amount	Value
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	$ 115,000	$ 106,397
		220,949
AIRLINES — 0.3%
American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	60,000	61,739
United Continental Holdings, Inc.:
5.00%, 2/1/2024	29,000	30,096
6.00%, 12/1/2020	52,000	53,969
Virgin Australia Holdings, Ltd. 7.88%, 10/15/2021 (a)	81,000	82,944
		228,748
APPAREL — 0.3%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a) (b)	81,000	84,068
Under Armour, Inc. 3.25%, 6/15/2026	10,000	9,424
William Carter Co. 5.63%, 3/15/2027 (a)	92,000	96,304
		189,796
AUTO MANUFACTURERS — 1.2%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	50,000	51,110
5.88%, 6/1/2029 (a)	23,000	24,215
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a)	200,000	198,408
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	73,000	76,606
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	200,000	211,364
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	100,000	99,114
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	20,000	20,408
Navistar International Corp. 6.63%, 11/1/2025 (a)	100,000	104,728
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	100,000	87,873
Wabash National Corp. 5.50%, 10/1/2025 (a)	50,000	47,567
		921,393
AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	200,000	158,416
Adient US LLC 7.00%, 5/15/2026 (a)	22,000	22,579
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	35,000	34,818
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025	130,000	129,407
6.63%, 10/15/2022	66,000	67,240

See accompanying notes to financial statements.
104

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	$ 20,000	$ 17,763
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	70,000	71,832
Dana, Inc. 5.50%, 12/15/2024	44,000	45,033
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	149,000	132,646
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	50,000	47,538
5.00%, 5/31/2026 (b)	45,000	44,506
5.13%, 11/15/2023	60,000	60,749
8.75%, 8/15/2020	25,000	26,438
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.50%, 6/1/2026 (a)	20,000	21,082
Meritor, Inc. 6.25%, 2/15/2024	50,000	51,485
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a)	29,000	30,137
8.50%, 5/15/2027 (a)	94,000	96,599
Tenneco, Inc. 5.00%, 7/15/2026 (b)	50,000	40,225
Titan International, Inc. 6.50%, 11/30/2023	25,000	21,696
		1,120,189
BANKS — 1.6%
CIT Group, Inc.:
4.13%, 3/9/2021	45,000	45,890
5.00%, 8/15/2022	89,000	94,408
5.25%, 3/7/2025	35,000	38,375
Deutsche Bank AG:
4.50%, 4/1/2025	103,000	99,346
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	100,000	86,768
Freedom Mortgage Corp.:
8.13%, 11/15/2024 (a) (b)	64,000	54,813
8.25%, 4/15/2025 (a)	100,000	86,168
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	200,000	200,374
5.71%, 1/15/2026 (a)	200,000	201,770
Popular, Inc. 6.13%, 9/14/2023	6,000	6,360
RBS Capital Trust II 3 Month USD LIBOR + 1.94%, 6.43%, 1/3/2034 (c)	73,000	93,011
Synovus Financial Corp.:
5.90%, 2/7/2029 (c)	12,000	12,352
3 Month USD LIBOR + 4.18%, 5.75%, 12/15/2025 (c)	10,000	10,226
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	200,000	192,302
		1,222,163
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.0% (d)
Sotera Health Topco, Inc. PIK 8.13%, 11/1/2021 (a)	$ 25,000	$ 24,983
BUILDING MATERIALS — 0.6%
Griffon Corp. 5.25%, 3/1/2022	65,000	64,848
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	25,413
Masonite International Corp. 5.63%, 3/15/2023 (a)	36,000	37,069
NCI Building Systems, Inc. 8.00%, 4/15/2026 (a) (b)	40,000	38,869
Norbord, Inc. 6.25%, 4/15/2023 (a)	29,000	30,584
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	63,000	62,507
5.00%, 2/15/2027 (a)	30,000	30,363
5.38%, 11/15/2024 (a)	70,000	72,433
5.50%, 2/15/2023 (a)	20,000	20,550
6.00%, 10/15/2025 (a)	75,000	79,541
		462,177
CHEMICALS — 2.5%
Ashland LLC:
4.75%, 8/15/2022	25,000	26,134
6.88%, 5/15/2043	50,000	53,963
Blue Cube Spinco LLC:
9.75%, 10/15/2023	25,000	27,635
10.00%, 10/15/2025	81,000	91,772
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	25,078
4.95%, 6/1/2043	25,000	22,477
5.15%, 3/15/2034	50,000	48,805
5.38%, 3/15/2044	50,000	46,927
7.13%, 5/1/2020	47,000	48,493
Chemours Co.:
5.38%, 5/15/2027	50,000	47,906
6.63%, 5/15/2023	170,000	175,875
7.00%, 5/15/2025	15,000	15,664
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	75,000	70,281
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	69,000	70,203
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a)	17,000	17,202
Neon Holdings, Inc. 10.13%, 4/1/2026 (a)	50,000	49,309
NOVA Chemicals Corp.:
4.88%, 6/1/2024 (a) (b)	100,000	103,779
5.00%, 5/1/2025 (a)	100,000	104,148
5.25%, 8/1/2023 (a)	50,000	50,769
Olin Corp.:
5.00%, 2/1/2030	25,000	24,830
5.13%, 9/15/2027	50,000	51,319

See accompanying notes to financial statements.
105

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
PolyOne Corp. 5.25%, 3/15/2023	$ 48,000	$ 50,968
PQ Corp. 6.75%, 11/15/2022 (a)	75,000	77,701
SPCM SA 4.88%, 9/15/2025 (a)	35,000	35,277
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	150,000	154,347
TPC Group, Inc. 8.75%, 12/15/2020 (a)	50,000	50,047
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	50,000	48,100
Tronox Finance PLC 5.75%, 10/1/2025 (a)	27,000	26,190
Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	100,000	99,103
Valvoline, Inc. 5.50%, 7/15/2024	50,000	51,774
WR Grace & Co-Conn:
5.13%, 10/1/2021 (a)	50,000	52,026
5.63%, 10/1/2024 (a)	39,000	42,042
		1,860,144
COAL — 0.6%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	75,000	78,851
CONSOL Energy, Inc. 11.00%, 11/15/2025 (a)	99,000	107,751
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	32,000	17,943
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	100,000	101,581
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	48,818
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a)	109,000	113,791
		468,735
COMMERCIAL SERVICES — 3.8%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	64,000	57,290
ADT Security Corp.:
3.50%, 7/15/2022	125,000	124,695
4.88%, 7/15/2032 (a)	126,000	107,171
6.25%, 10/15/2021	50,000	53,134
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	50,000	44,687
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
Security Description	Principal Amount	Value
6.63%, 7/15/2026 (e)	$ 100,000	$ 101,625
9.75%, 7/15/2027 (e)	74,000	73,630
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	80,000	81,597
APX Group, Inc.:
7.88%, 12/1/2022	46,000	44,159
8.75%, 12/1/2020	42,000	39,867
APX GROUP, Inc. 7.63%, 9/1/2023 (b)	25,000	20,463
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a) (b)	75,000	75,427
5.75%, 7/15/2027 (a) (e)	25,000	25,210
Brink's Co. 4.63%, 10/15/2027 (a)	25,000	24,959
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a)	50,000	49,729
Carriage Services, Inc. 6.63%, 6/1/2026 (a)	21,000	21,633
Cimpress NV 7.00%, 6/15/2026 (a)	150,000	152,968
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	30,000	30,878
8.25%, 11/15/2026 (a)	30,000	30,881
Flexi-Van Leasing, Inc. 10.00%, 2/15/2023 (a)	18,000	16,676
Garda World Security Corp. 8.75%, 5/15/2025 (a)	50,000	49,527
Harsco Corp. 5.75%, 7/31/2027 (a)	55,000	57,379
Herc Holdings, Inc. 5.50%, 7/15/2027 (a) (e)	45,000	45,387
Hertz Corp.:
5.88%, 10/15/2020	50,000	50,073
6.25%, 10/15/2022 (b)	150,000	151,434
7.63%, 6/1/2022 (a)	100,000	103,863
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	30,000	31,027
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	50,000	50,262
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,073
5.00%, 4/15/2022 (a)	150,000	149,985
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 4/15/2024 (a)	70,000	71,267
Rent-A-Center, Inc. 6.63%, 11/15/2020	24,000	24,060
RR Donnelley & Sons Co. 6.00%, 4/1/2024	5,000	4,967
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	50,000	51,543

See accompanying notes to financial statements.
106

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Sotheby's 4.88%, 12/15/2025 (a)	$ 100,000	$ 101,663
Star Merger Sub, Inc. 10.25%, 2/15/2027 (a)	115,000	122,160
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	75,000	56,731
United Rentals North America, Inc.:
4.63%, 7/15/2023	62,000	63,360
4.88%, 1/15/2028	100,000	102,000
5.25%, 1/15/2030	52,000	53,481
5.50%, 7/15/2025	75,000	78,112
5.50%, 5/15/2027	50,000	52,618
5.88%, 9/15/2026	50,000	53,267
6.50%, 12/15/2026	75,000	81,121
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	55,000	57,206
WEX, Inc. 4.75%, 2/1/2023 (a)	23,000	23,146
		2,912,391
COMPUTERS — 1.6%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	100,000	86,743
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	250,000	253,970
7.13%, 6/15/2024 (a)	200,000	211,104
Dell, Inc. 6.50%, 4/15/2038	25,000	26,096
Diebold Nixdorf, Inc. 8.50%, 4/15/2024 (b)	25,000	22,393
DynCorp International, Inc. PIK 11.88%, 11/30/2020	11,000	11,177
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	85,000	69,108
Harland Clarke Holdings Corp.:
6.88%, 3/1/2020 (a)	63,000	62,177
9.25%, 3/1/2021 (a) (b)	50,000	48,625
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	50,808
NCR Corp.:
5.00%, 7/15/2022	50,000	50,393
5.88%, 12/15/2021	4,000	4,050
6.38%, 12/15/2023	100,000	103,161
West Corp. 8.50%, 10/15/2025 (a)	100,000	87,737
Western Digital Corp. 4.75%, 2/15/2026 (b)	155,000	152,215
		1,239,757
CONSTRUCTION MATERIALS — 0.2%
CPG Merger Sub LLC 8.00%, 10/1/2021 (a)	35,000	35,387
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	26,000	25,512
Security Description	Principal Amount	Value
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	$ 75,000	$ 72,533
Norbord, Inc. 5.75%, 7/15/2027 (a)	25,000	25,298
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	20,000	21,206
		179,936
COSMETICS/PERSONAL CARE — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	75,000	77,989
Avon Products, Inc. 7.00%, 3/15/2023	32,000	32,859
Edgewell Personal Care Co. 4.70%, 5/19/2021	50,000	50,879
		161,727
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 5.88%, 5/15/2026 (a)	60,000	62,615
Core & Main L.P. 6.13%, 8/15/2025 (a)	10,000	10,123
Global Partners L.P./GLP Finance Corp.:
6.25%, 7/15/2022	50,000	50,680
7.00%, 6/15/2023	50,000	50,858
H&E Equipment Services, Inc. 5.63%, 9/1/2025	55,000	56,506
HD Supply, Inc. 5.38%, 10/15/2026 (a)	55,000	58,009
IAA, Inc. 5.50%, 6/15/2027 (a)	26,000	27,042
LKQ Corp. 4.75%, 5/15/2023	50,000	50,685
		366,518
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Ally Financial, Inc.:
3.88%, 5/21/2024	37,000	37,898
4.63%, 3/30/2025	50,000	52,957
5.75%, 11/20/2025 (b)	225,000	249,399
8.00%, 11/1/2031	125,000	165,086
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	24,000	14,262
Credit Acceptance Corp.:
6.13%, 2/15/2021	53,000	53,133
7.38%, 3/15/2023	5,000	5,191
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	50,000	50,746
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	75,864
6.00%, 8/1/2020	50,000	50,114
6.25%, 2/1/2022	100,000	102,724

See accompanying notes to financial statements.
107

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
6.38%, 12/15/2025	$ 50,000	$ 51,108
6.75%, 2/1/2024	60,000	62,660
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a)	23,000	23,645
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	400,000	393,764
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a)	5,000	5,115
5.88%, 8/1/2021 (a)	55,000	55,930
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	75,000	78,816
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	35,000	35,026
Navient Corp.:
5.00%, 10/26/2020	25,000	25,551
5.50%, 1/25/2023 (b)	75,000	77,042
6.50%, 6/15/2022	75,000	79,729
6.63%, 7/26/2021	60,000	63,831
6.75%, 6/25/2025	75,000	77,572
6.75%, 6/15/2026 (b)	55,000	57,041
7.25%, 9/25/2023	25,000	26,704
Series MTN, 6.13%, 3/25/2024	110,000	112,704
Series MTN, 7.25%, 1/25/2022	10,000	10,820
Ocwen Loan Servicing LLC 8.38%, 11/15/2022 (a)	8,000	6,568
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	100,000	103,155
Springleaf Finance Corp.:
5.63%, 3/15/2023	40,000	42,496
6.13%, 5/15/2022	200,000	214,714
6.13%, 3/15/2024 (e)	119,000	127,925
6.88%, 3/15/2025	75,000	82,185
7.13%, 3/15/2026	100,000	109,337
7.75%, 10/1/2021	50,000	54,706
8.25%, 10/1/2023	10,000	11,583
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	27,000	25,448
Wand Merger Corp.:
8.13%, 7/15/2023 (a)	125,000	127,362
9.13%, 7/15/2026 (a)	75,000	75,955
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a)	50,000	42,454
		3,118,320
ELECTRIC — 2.5%
AES Corp.:
4.50%, 3/15/2023	200,000	205,338
5.50%, 4/15/2025	50,000	52,011
Calpine Corp.:
Security Description	Principal Amount	Value
5.25%, 6/1/2026 (a)	$ 130,000	$ 132,354
5.75%, 1/15/2025 (b)	150,000	149,035
5.88%, 1/15/2024 (a)	69,000	70,777
6.00%, 1/15/2022 (a)	50,000	50,522
Clearway Energy Operating LLC:
5.38%, 8/15/2024	75,000	76,297
5.75%, 10/15/2025 (a)	45,000	45,894
Drax Finco PLC 6.63%, 11/1/2025 (a)	200,000	206,426
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	86,000	92,237
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	35,000	35,273
4.25%, 9/15/2024 (a)	49,000	49,317
4.50%, 9/15/2027 (a)	38,000	37,765
NRG Energy, Inc. 6.63%, 1/15/2027	200,000	217,198
Talen Energy Supply LLC:
6.50%, 6/1/2025	247,000	207,282
10.50%, 1/15/2026 (a)	50,000	49,398
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	72,000	74,756
5.50%, 9/1/2026 (a)	80,000	84,526
5.63%, 2/15/2027 (a)	80,000	84,688
		1,921,094
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/2020 (a)	49,000	49,726
Energizer Holdings, Inc.:
6.38%, 7/15/2026 (a)	75,000	77,323
7.75%, 1/15/2027 (a)	40,000	43,239
EnerSys 5.00%, 4/30/2023 (a)	74,000	75,324
WESCO Distribution, Inc. 5.38%, 6/15/2024	38,000	39,061
		284,673
ELECTRONICS — 0.3%
Ingram Micro, Inc.:
5.00%, 8/10/2022	50,000	50,471
5.45%, 12/15/2024	85,000	86,685
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	100,000	104,365
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	8,000	7,828
		249,349
ENERGY-ALTERNATE SOURCES — 0.2%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	50,000	51,010

See accompanying notes to financial statements.
108

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	$ 44,000	$ 44,059
6.63%, 6/15/2025 (a) (f)	83,000	87,272
		182,341
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 5.88%, 10/15/2024	88,000	95,417
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	100,000	90,613
MasTec, Inc. 4.88%, 3/15/2023	106,000	107,482
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	109,000	104,361
		397,873
ENTERTAINMENT — 1.6%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	50,000	46,284
5.88%, 11/15/2026 (b)	37,000	33,316
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	30,000	30,669
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	50,000	51,378
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	32,000	33,544
Cinemark USA, Inc. 4.88%, 6/1/2023	50,000	50,767
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	100,000	99,987
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	10,000	10,547
Eldorado Resorts, Inc. 6.00%, 4/1/2025	100,000	105,110
Enterprise Development Authority 12.00%, 7/15/2024 (a)	20,000	21,692
International Game Technology PLC 6.50%, 2/15/2025 (a)	150,000	164,098
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	50,000	53,367
Live Nation Entertainment, Inc.:
5.38%, 6/15/2022 (a)	59,000	59,831
5.63%, 3/15/2026 (a)	50,000	52,506
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (a)	50,000	50,844
Scientific Games International, Inc.:
6.63%, 5/15/2021	72,000	72,977
8.25%, 3/15/2026 (a)	150,000	157,210
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	65,000	66,074
Security Description	Principal Amount	Value
WMG Acquisition Corp. 5.00%, 8/1/2023 (a)	$ 60,000	$ 61,231
		1,221,432
ENVIRONMENTAL CONTROL — 0.4%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	5,000	5,233
Clean Harbors, Inc. 4.88%, 7/15/2027 (a) (e)	35,000	35,627
Covanta Holding Corp. 5.88%, 7/1/2025	40,000	41,599
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	47,000	46,573
7.00%, 6/1/2026 (a)	14,000	14,309
8.50%, 5/1/2027 (a)	48,000	51,612
Stericycle, Inc. 5.38%, 7/15/2024 (a)	40,000	41,814
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	50,000	50,845
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	27,000	27,594
		315,206
FOOD — 1.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's Inc./Albertson's LLC 5.75%, 3/15/2025	75,000	75,685
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.63%, 6/15/2024	100,000	103,591
B&G Foods, Inc.:
4.63%, 6/1/2021	20,000	20,051
5.25%, 4/1/2025	100,000	101,031
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	75,000	74,933
Dean Foods Co. 6.50%, 3/15/2023 (a)	50,000	26,750
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	49,000	47,545
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	115,000	78,487
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	60,000	62,159
4.88%, 11/1/2026 (a)	90,000	93,648
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. 8.50%, 6/1/2026 (a)	50,000	44,270
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	75,000	76,144
5.88%, 9/30/2027 (a)	50,000	51,712
Post Holdings, Inc.:
5.00%, 8/15/2026 (a)	100,000	101,550
5.50%, 3/1/2025 (a)	50,000	51,707
5.50%, 12/15/2029 (a) (e)	30,000	30,173

See accompanying notes to financial statements.
109

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.75%, 3/1/2027 (a)	$ 50,000	$ 51,553
Safeway, Inc. 7.25%, 2/1/2031	50,000	49,393
Simmons Foods, Inc. 5.75%, 11/1/2024 (a) (b)	100,000	91,129
		1,231,511
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026	25,000	25,394
5.00%, 4/1/2025 (a)	200,000	204,002
5.13%, 1/15/2024	20,000	20,550
		249,946
FOREST PRODUCTS & PAPER — 0.3%
Cascades, Inc. 5.50%, 7/15/2022 (a)	50,000	50,295
Clearwater Paper Corp.:
4.50%, 2/1/2023 (b)	75,000	70,921
5.38%, 2/1/2025 (a)	25,000	22,740
Mercer International, Inc. 5.50%, 1/15/2026	71,000	70,679
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	15,000	17,708
		232,343
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	26,000	27,309
5.63%, 5/20/2024	40,000	42,669
5.75%, 5/20/2027	25,000	26,243
5.88%, 8/20/2026	60,000	63,749
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	46,000	45,680
7.50%, 11/1/2023	75,000	78,307
		283,957
HAND & MACHINE TOOLS — 0.2%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a)	18,000	16,163
Colfax Corp. 6.00%, 2/15/2024 (a)	90,000	95,212
		111,375
HEALTH CARE PRODUCTS — 0.9%
Avantor, Inc. 9.00%, 10/1/2025 (a)	200,000	222,740
Becton Dickinson and Co. 4.88%, 5/15/2044	26,000	28,176
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	35,000	36,173
Security Description	Principal Amount	Value
Hologic, Inc.:
4.38%, 10/15/2025 (a)	$ 65,000	$ 65,876
4.63%, 2/1/2028 (a)	25,000	25,376
Kinetic Concepts, Inc./KCI USA, Inc. 12.50%, 11/1/2021 (a)	7,000	7,709
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (b)	100,000	75,623
5.75%, 8/1/2022 (a) (b)	100,000	85,569
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	50,000	48,254
Teleflex, Inc.:
4.88%, 6/1/2026	47,000	49,202
5.25%, 6/15/2024	64,000	65,839
		710,537
HEALTH CARE SERVICES — 5.5%
Acadia Healthcare Co., Inc.:
5.13%, 7/1/2022	7,000	7,068
5.63%, 2/15/2023	50,000	50,821
6.50%, 3/1/2024	55,000	57,300
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	60,000	61,081
Centene Corp.:
4.75%, 5/15/2022	60,000	61,425
5.63%, 2/15/2021	100,000	101,809
6.13%, 2/15/2024	147,000	153,988
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	39,000	41,051
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	30,000	31,604
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	350,000	336,892
6.88%, 2/1/2022	150,000	101,268
8.00%, 3/15/2026 (a)	50,000	48,125
9.88%, 6/30/2023 (a) (f)	300,000	243,447
DaVita, Inc.:
5.00%, 5/1/2025	150,000	148,161
5.13%, 7/15/2024	100,000	100,127
5.75%, 8/15/2022	60,000	60,753
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	75,000	76,001
Encompass Health Corp.:
5.13%, 3/15/2023	24,000	24,480
5.75%, 9/15/2025	80,000	83,275
Envision Helthcare Corp. 8.75%, 10/15/2026 (a) (b)	125,000	87,129
HCA, Inc.:
5.38%, 2/1/2025	150,000	161,884
5.38%, 9/1/2026	60,000	64,637
5.63%, 9/1/2028	150,000	162,127

See accompanying notes to financial statements.
110

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.88%, 5/1/2023	$ 218,000	$ 236,966
5.88%, 2/15/2026	100,000	110,401
5.88%, 2/1/2029	65,000	71,105
7.69%, 6/15/2025	25,000	29,375
Magellan Health, Inc. 4.90%, 9/22/2024	100,000	98,964
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	60,000	59,285
6.25%, 1/15/2027 (a)	55,000	54,104
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	100,000	93,706
One Call Corp. 10.00%, 10/1/2024 (a)	3,000	2,621
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	80,000	70,629
Quorum Health Corp. 11.63%, 4/15/2023 (b)	50,000	43,634
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	100,000	104,736
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	50,818
4.50%, 4/1/2021	25,000	25,438
4.63%, 7/15/2024	225,000	228,472
4.75%, 6/1/2020	25,000	25,247
6.00%, 10/1/2020	150,000	154,685
6.75%, 6/15/2023	100,000	100,541
7.00%, 8/1/2025 (b)	75,000	74,771
8.13%, 4/1/2022	200,000	209,684
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	65,000	68,992
		4,178,627
HOLDING COMPANIES-DIVERS — 0.2%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	104,000	104,795
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	80,000	79,824
		184,619
HOME BUILDERS — 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 8/1/2025 (a)	25,000	23,647
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	24,000	20,850
6.75%, 3/15/2025	50,000	48,060
8.75%, 3/15/2022	25,000	26,105
Brookfield Residential Properties, Inc. 6.38%, 5/15/2025 (a)	40,000	40,387
Security Description	Principal Amount	Value
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	$ 90,000	$ 91,423
Century Communities, Inc.:
5.88%, 7/15/2025	32,000	32,152
6.75%, 6/1/2027 (a)	6,000	6,089
K Hovnanian Enterprises, Inc. 10.50%, 7/15/2024 (a)	79,000	60,824
KB Home:
6.88%, 6/15/2027	50,000	53,323
7.00%, 12/15/2021	50,000	53,677
Lennar Corp.:
4.13%, 1/15/2022	50,000	51,305
4.50%, 4/30/2024	50,000	52,575
4.75%, 4/1/2021	25,000	25,758
4.75%, 11/15/2022	20,000	20,959
4.88%, 12/15/2023	10,000	10,569
5.25%, 6/1/2026	24,000	25,424
5.88%, 11/15/2024	50,000	54,805
6.25%, 12/15/2021	50,000	53,154
6.63%, 5/1/2020	20,000	20,588
8.38%, 1/15/2021	6,000	6,479
M/I Homes, Inc.:
5.63%, 8/1/2025	40,000	40,725
6.75%, 1/15/2021	67,000	68,134
Mattamy Group Corp.:
6.50%, 10/1/2025 (a)	50,000	52,679
6.88%, 12/15/2023 (a)	12,000	12,531
MDC Holdings, Inc. 5.50%, 1/15/2024	19,000	20,337
Meritage Homes Corp. 7.00%, 4/1/2022	30,000	32,584
New Home Co., Inc. 7.25%, 4/1/2022	25,000	23,301
PulteGroup, Inc.:
5.00%, 1/15/2027	25,000	26,225
5.50%, 3/1/2026	50,000	54,297
6.00%, 2/15/2035	25,000	25,747
6.38%, 5/15/2033	25,000	26,637
7.88%, 6/15/2032	25,000	29,783
Shea Homes L.P./Shea Homes Funding Corp.:
5.88%, 4/1/2023 (a)	100,000	102,148
6.13%, 4/1/2025 (a)	42,000	42,846
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	54,000	54,969
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.88%, 4/15/2023 (a)	100,000	105,257
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	39,000	38,915
4.38%, 4/15/2023	25,000	25,848
4.88%, 11/15/2025	25,000	26,239
5.63%, 1/15/2024	29,000	31,219

See accompanying notes to financial statements.
111

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
TRI Pointe Group, Inc.:
4.88%, 7/1/2021	$ 2,000	$ 2,045
5.25%, 6/1/2027	43,000	41,388
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	78,000	80,458
William Lyon Homes, Inc. 7.00%, 8/15/2022	7,000	7,049
Williams Scotsman International, Inc. 7.88%, 12/15/2022 (a)	70,000	73,499
		1,823,013
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	39,000	40,443
HOUSEHOLD PRODUCTS — 0.1%
Avon International Capital PLC 6.50%, 8/15/2022 (a) (e)	50,000	50,448
HOUSEHOLD PRODUCTS & WARES — 0.5%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	50,611
Central Garden & Pet Co. 5.13%, 2/1/2028	75,000	73,625
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	75,000	66,193
Prestige Brands, Inc. 5.38%, 12/15/2021 (a)	25,000	25,190
Spectrum Brands, Inc.:
5.75%, 7/15/2025	50,000	51,953
6.13%, 12/15/2024	75,000	77,891
		345,463
HOUSEWARES — 0.1%
American Greetings Corp. 8.75%, 4/15/2025 (a)	40,000	37,043
Scotts Miracle-Gro Co. 6.00%, 10/15/2023	17,000	17,689
		54,732
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	25,000	22,645
8.13%, 2/15/2024 (a)	105,000	108,377
CNO Financial Group, Inc.:
5.25%, 5/30/2025	30,000	32,328
5.25%, 5/30/2029	80,000	86,574
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	55,000	57,164
Genworth Holdings, Inc.:
7.63%, 9/24/2021 (b)	200,000	196,016
4.80%, 2/15/2024 (b)	20,000	17,009
4.90%, 8/15/2023	50,000	43,185
Security Description	Principal Amount	Value
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	$ 50,000	$ 50,274
HUB International, Ltd. 7.00%, 5/1/2026 (a)	75,000	76,039
MBIA, Inc. 6.40%, 8/15/2022	3,000	2,982
Radian Group, Inc.:
4.50%, 10/1/2024	580	594
4.88%, 3/15/2027	25,000	25,257
USI, Inc. 6.88%, 5/1/2025 (a)	10,000	9,902
Voya Financial, Inc. 3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (b) (c)	10,000	10,384
York Risk Services Holding Corp. 8.50%, 10/1/2022 (a) (b)	13,000	10,719
		749,449
INTERNET — 1.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	28,000	28,998
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	29,000	29,826
Match Group, Inc.:
5.00%, 12/15/2027 (a)	39,000	40,895
6.38%, 6/1/2024	28,000	29,410
Netflix, Inc.:
4.88%, 4/15/2028	100,000	103,313
5.38%, 11/15/2029 (a)	19,000	20,208
5.88%, 2/15/2025	35,000	38,567
5.88%, 11/15/2028	150,000	166,206
6.38%, 5/15/2029 (a)	105,000	119,222
Symantec Corp.:
3.95%, 6/15/2022	25,000	25,367
4.20%, 9/15/2020	50,000	50,748
5.00%, 4/15/2025 (a)	75,000	76,886
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	50,746
5.25%, 4/1/2025	50,000	53,640
Zayo Group LLC/Zayo Capital, Inc. 6.38%, 5/15/2025	228,000	232,993
		1,067,025
INVESTMENT COMPANY SECURITY — 0.1%
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	25,000	26,061
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 5/15/2026 (a)	65,000	65,655
		91,716
IRON/STEEL — 1.1%
AK Steel Corp.:
6.38%, 10/15/2025 (b)	50,000	40,170
7.00%, 3/15/2027 (b)	25,240	20,352

See accompanying notes to financial statements.
112

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
7.63%, 10/1/2021	$ 118,000	$ 116,519
Allegheny Technologies, Inc. 7.88%, 8/15/2023	75,000	80,443
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	50,000	52,462
Carpenter Technology Corp. 4.45%, 3/1/2023	25,000	25,560
Cleveland-Cliffs, Inc.:
5.75%, 3/1/2025	50,000	49,706
5.88%, 6/1/2027 (a)	100,000	97,396
Commercial Metals Co.:
4.88%, 5/15/2023	56,000	56,806
5.75%, 4/15/2026	25,000	25,324
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	43,000	44,754
Steel Dynamics, Inc.:
4.13%, 9/15/2025	31,000	31,026
5.00%, 12/15/2026	25,000	26,087
5.25%, 4/15/2023	55,000	55,964
5.50%, 10/1/2024	25,000	25,899
United States Steel Corp. 6.88%, 8/15/2025 (b)	100,000	94,394
		842,862
IT SERVICES — 0.0% (d)
Dell, Inc. 5.40%, 9/10/2040	16,000	15,215
LEISURE TIME — 0.8%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	50,000	49,379
Carlson Travel, Inc. 6.75%, 12/15/2023 (a)	200,000	202,490
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	50,000	46,361
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	75,000	76,064
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	50,000	51,498
Viking Cruises, Ltd. 6.25%, 5/15/2025 (a)	40,000	41,214
Vista Outdoor, Inc. 5.88%, 10/1/2023 (b)	21,000	20,475
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	100,000	101,311
		588,792
LODGING — 1.8%
Boyd Gaming Corp.:
6.38%, 4/1/2026	65,000	68,696
6.88%, 5/15/2023	50,000	51,764
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	50,000	51,488
10.75%, 9/1/2024 (a) (b)	50,000	49,268
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	95,000	96,505
4.88%, 1/15/2030 (a)	30,000	30,970
Security Description	Principal Amount	Value
5.13%, 5/1/2026	$ 95,000	$ 99,059
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	96,000	102,449
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 10.25%, 11/15/2022 (a)	54,000	57,915
MGM Resorts International:
4.63%, 9/1/2026	25,000	25,191
5.50%, 4/15/2027	58,000	60,816
5.75%, 6/15/2025	80,000	86,514
6.00%, 3/15/2023	70,000	75,883
7.75%, 3/15/2022	100,000	111,521
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	11,000	10,796
Wyndham Destinations, Inc.:
4.25%, 3/1/2022	8,000	8,125
5.63%, 3/1/2021	10,000	10,360
5.75%, 4/1/2027	30,000	31,316
6.35%, 10/1/2025	50,000	54,424
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	40,000	41,945
Wyndham Worldwide Corp.:
3.90%, 3/1/2023	25,000	25,078
5.40%, 4/1/2024	20,000	20,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/2025 (a)	175,000	180,871
		1,351,891
MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	100,000	95,984
MACHINERY-DIVERSIFIED — 0.2%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	50,000	47,913
SPX FLOW, Inc.:
5.63%, 8/15/2024 (a)	50,000	52,087
5.88%, 8/15/2026 (a)	36,000	38,079
		138,079
MEDIA — 9.2%
Altice Financing SA:
6.63%, 2/15/2023 (a)	200,000	204,952
7.50%, 5/15/2026 (a)	200,000	201,048
Altice Finco SA 7.63%, 2/15/2025 (a)	21,000	20,156
Altice Luxembourg SA:
7.63%, 2/15/2025 (a)	200,000	188,308
7.75%, 5/15/2022 (a)	200,000	203,194
AMC Networks, Inc.:
4.75%, 12/15/2022	9,000	9,136

See accompanying notes to financial statements.
113

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
4.75%, 8/1/2025	$ 50,000	$ 50,839
5.00%, 4/1/2024	50,000	51,482
Block Communications, Inc. 6.88%, 2/15/2025 (a)	75,000	78,191
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	25,000	25,136
5.00%, 2/1/2028 (a)	220,000	224,550
5.13%, 5/1/2023 (a)	200,000	204,380
5.13%, 5/1/2027 (a)	200,000	207,130
5.38%, 6/1/2029 (a) (e)	128,000	132,174
5.50%, 5/1/2026 (a)	75,000	78,580
5.75%, 9/1/2023	247,000	252,839
5.75%, 1/15/2024	55,000	56,247
5.75%, 2/15/2026 (a)	140,000	147,258
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	40,000	38,291
Clear Channel Worldwide Holdings, Inc.:
9.25%, 2/15/2024 (a)	250,000	271,250
Series B, 6.50%, 11/15/2022	100,000	102,244
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	200,000	205,442
6.63%, 10/15/2025 (a)	400,000	427,892
10.88%, 10/15/2025 (a)	200,000	229,144
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	30,000	29,995
DISH DBS Corp.:
5.88%, 7/15/2022	100,000	101,570
5.88%, 11/15/2024	265,000	249,855
6.75%, 6/1/2021	105,000	110,142
7.75%, 7/1/2026 (b)	200,000	195,488
Entercom Media Corp. 7.25%, 11/1/2024 (a)	64,000	67,398
EW Scripps Co. 5.13%, 5/15/2025 (a)	50,000	48,283
GCI LLC 6.75%, 6/1/2021	34,000	34,009
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	80,000	86,743
Gray Television, Inc. 5.13%, 10/15/2024 (a)	50,000	50,868
iHeartCommunications, Inc.:
6.38%, 5/1/2026	50,000	53,050
8.38%, 5/1/2027	100,000	104,673
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	100,000	101,963
Liberty Interactive LLC:
8.25%, 2/1/2030	36,000	35,923
8.50%, 7/15/2029	50,000	50,773
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a) (b)	22,000	20,455
Meredith Corp. 6.88%, 2/1/2026	50,000	53,141
Security Description	Principal Amount	Value
Nexstar Broadcasting, Inc.:
5.63%, 8/1/2024 (a)	$ 34,000	$ 35,206
5.88%, 11/15/2022	840	859
6.13%, 2/15/2022 (a)	10,000	10,131
Nexstar Escrow, Inc. 5.63%, 7/15/2027 (a) (e)	60,000	61,624
Radiate Holdco LLC / Radiate Finance, Inc. 6.63%, 2/15/2025 (a)	40,000	38,845
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a) (b)	36,000	36,073
Sinclair Television Group, Inc.:
5.13%, 2/15/2027 (a)	5,000	4,924
5.38%, 4/1/2021	50,000	50,117
5.63%, 8/1/2024 (a)	84,000	86,260
Sirius XM Radio, Inc.:
4.63%, 7/15/2024 (a) (e)	55,000	56,328
5.00%, 8/1/2027 (a)	140,000	142,611
5.38%, 4/15/2025 (a)	100,000	103,253
5.50%, 7/1/2029 (a)	38,000	39,025
6.00%, 7/15/2024 (a)	116,000	119,633
TEGNA, Inc.:
5.13%, 7/15/2020	50,000	50,097
5.50%, 9/15/2024 (a)	45,000	46,265
6.38%, 10/15/2023	40,000	41,384
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	200,000	201,716
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	175,000	170,992
5.13%, 2/15/2025 (a)	5,000	4,764
6.75%, 9/15/2022 (a)	25,000	25,440
Urban One, Inc. 7.38%, 4/15/2022 (a)	25,000	25,052
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	50,000	51,049
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	25,000	25,876
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	104,981
5.38%, 6/15/2024 (a)	50,000	53,565
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	200,000	204,708
Ziggo B.V. 5.50%, 1/15/2027 (a)	150,000	152,473
Ziggo Bond Co. B.V. 5.88%, 1/15/2025 (a)	53,000	53,535
		7,000,978
METAL FABRICATE & HARDWARE — 0.3%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	70,000	67,146

See accompanying notes to financial statements.
114

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Hillman Group Inc. 6.38%, 7/15/2022 (a)	$ 50,000	$ 44,366
Novelis Corp.:
5.88%, 9/30/2026 (a)	50,000	50,753
6.25%, 8/15/2024 (a)	30,000	31,424
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	65,000	68,525
		262,214
MINING — 2.1%
Alcoa Nederland Holding B.V.:
6.75%, 9/30/2024 (a)	271,000	286,176
7.00%, 9/30/2026 (a)	200,000	214,478
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a)	25,000	25,757
Century Aluminum Co. 7.50%, 6/1/2021 (a)	52,000	51,816
Constellium NV 5.75%, 5/15/2024 (a)	80,000	82,114
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	25,000	25,635
5.13%, 3/15/2023 (a)	85,000	87,880
5.13%, 5/15/2024 (a)	50,000	51,865
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	100,000	100,020
3.88%, 3/15/2023	100,000	100,002
4.00%, 11/14/2021	25,000	25,416
5.40%, 11/14/2034	25,000	23,828
5.45%, 3/15/2043	105,000	96,222
6.88%, 2/15/2023	150,000	158,304
IAMGOLD Corp. 7.00%, 4/15/2025 (a)	60,000	62,060
Kaiser Aluminum Corp. 5.88%, 5/15/2024	36,000	37,403
New Gold, Inc. 6.25%, 11/15/2022 (a)	50,000	46,213
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	150,000	102,976
		1,578,165
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	51,175
EnPro Industries, Inc. 5.75%, 10/15/2026	35,000	35,788
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	25,000	24,982
Koppers, Inc. 6.00%, 2/15/2025 (a)	50,000	46,979
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (b)	50,000	50,988
		209,912
Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	$ 50,000	$ 51,088
5.50%, 12/1/2024	30,000	32,119
Pitney Bowes, Inc.:
3.88%, 9/15/2020	3,000	2,999
3.88%, 10/1/2021	40,000	39,294
4.63%, 5/15/2022	50,000	48,382
4.63%, 3/15/2024 (b)	38,000	34,408
4.70%, 4/1/2023	50,000	47,449
Xerox Corp.:
3.50%, 8/20/2020	7,000	7,003
4.13%, 3/15/2023	50,000	50,946
4.50%, 5/15/2021	50,000	51,210
4.80%, 3/1/2035	30,000	26,009
6.75%, 12/15/2039	50,000	49,632
		440,539
OIL & GAS — 8.8%
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	25,000	23,126
5.13%, 12/1/2022	100,000	96,005
5.38%, 11/1/2021	100,000	98,845
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	35,000	32,021
10.00%, 4/1/2022 (a)	68,000	72,055
Baytex Energy Corp. 5.63%, 6/1/2024 (a)	89,000	85,021
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	50,000	48,461
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	50,000	42,669
California Resources Corp. 8.00%, 12/15/2022 (a)	140,000	105,482
Callon Petroleum Co. 6.38%, 7/1/2026 (b)	83,000	83,793
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 7.75%, 4/15/2023	10,000	9,581
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021 (b)	75,000	74,558
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)	50,000	48,435
8.25%, 7/15/2025	99,000	97,765
Cenovus Energy, Inc. 5.70%, 10/15/2019	7,346	7,399
Centennial Resource Production LLC 6.88%, 4/1/2027 (a)	74,000	74,715
Chaparral Energy, Inc. 8.75%, 7/15/2023 (a)	4,000	2,445
Chesapeake Energy Corp.:
4.88%, 4/15/2022	25,000	23,758

See accompanying notes to financial statements.
115

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.38%, 6/15/2021	$ 48,000	$ 47,082
5.75%, 3/15/2023	7,000	6,544
7.50%, 10/1/2026	37,000	32,997
8.00%, 1/15/2025 (b)	100,000	92,787
8.00%, 6/15/2027	165,000	145,325
CNX Resources Corp.:
5.88%, 4/15/2022	50,000	48,545
7.25%, 3/14/2027 (a)	75,000	65,329
Comstock Resources, Inc. 9.75%, 8/15/2026	75,000	57,544
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	25,000	17,989
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	75,000	75,197
Denbury Resources, Inc.:
9.00%, 5/15/2021 (a)	90,000	88,620
9.25%, 3/31/2022 (a)	50,000	47,197
Diamond Offshore Drilling, Inc.:
3.45%, 11/1/2023	2,000	1,688
4.88%, 11/1/2043	84,000	52,880
5.70%, 10/15/2039	50,000	33,689
Diamondback Energy, Inc.:
4.75%, 11/1/2024 (a)	120,000	123,359
5.38%, 5/31/2025	55,000	57,883
Energy Ventures Gom LLC/EnVen Finance Corp. 11.00%, 2/15/2023 (a)	22,000	23,838
Ensco PLC:
4.50%, 10/1/2024	25,000	18,694
5.20%, 3/15/2025	64,000	47,094
7.75%, 2/1/2026	121,000	90,149
8.00%, 1/31/2024	8,000	6,801
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	158,000	155,169
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	4,000	198
7.75%, 5/15/2026 (a)	125,000	111,647
9.38%, 5/1/2024 (a)	100,000	23,016
Extraction Oil & Gas, Inc.:
5.63%, 2/1/2026 (a)	50,000	40,353
7.38%, 5/15/2024 (a)	50,000	43,301
Global Marine, Inc. 7.00%, 6/1/2028	33,000	28,975
Gulfport Energy Corp.:
6.00%, 10/15/2024	50,000	38,653
6.38%, 5/15/2025	100,000	77,352
6.63%, 5/1/2023	21,000	18,059
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	75,000	77,348
Hilcorp Energy I L.P./Hilcorp Finance Co.:
Security Description	Principal Amount	Value
5.00%, 12/1/2024 (a)	$ 75,000	$ 74,627
6.25%, 11/1/2028 (a)	35,000	35,259
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	25,000	22,500
Jagged Peak Energy LLC 5.88%, 5/1/2026	27,000	26,627
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	10,000	4,851
Laredo Petroleum, Inc.:
5.63%, 1/15/2022	50,000	46,660
6.25%, 3/15/2023 (b)	50,000	46,339
Lonestar Resources America, Inc. 11.25%, 1/1/2023 (a)	14,000	13,284
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	41,000	41,835
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	125,000	119,067
6.50%, 1/15/2025 (a)	50,000	50,251
7.00%, 3/31/2024 (a)	25,000	23,837
Montage Resources Corp. 8.88%, 7/15/2023	50,000	42,633
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	100,000	85,564
10.50%, 5/15/2027 (a)	80,000	76,427
Murphy Oil Corp.:
4.00%, 6/1/2022	30,000	30,249
4.20%, 12/1/2022	50,000	50,424
5.63%, 12/1/2042	5,000	4,472
5.75%, 8/15/2025	25,000	25,900
6.88%, 8/15/2024	75,000	78,816
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	25,739
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	48,670
5.00%, 9/15/2020	12,000	12,034
5.50%, 1/15/2023	25,000	23,380
5.75%, 2/1/2025	60,000	53,216
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	200,000	202,790
Noble Holding International, Ltd.:
7.75%, 1/15/2024 (b)	25,000	19,204
7.95%, 4/1/2025	115,000	82,944
8.95%, 4/1/2045 (b)	50,000	32,462
Northern Oil and Gas, Inc. PIK 9.50%, 5/15/2023	54,000	55,847
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a) (b)	25,000	24,182
6.88%, 3/15/2022	25,000	24,949
6.88%, 1/15/2023	75,000	74,986
Parkland Fuel Corp. 5.88%, 7/15/2027 (a) (e)	38,000	38,681

See accompanying notes to financial statements.
116

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Parsley Energy LLC / Parsley Finance Corp. 5.25%, 8/15/2025 (a)	$ 25,000	$ 25,409
Parsley Energy LLC/Parsley Finance Corp. 6.25%, 6/1/2024 (a)	55,000	57,233
PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023	60,000	62,204
7.25%, 6/15/2025	50,000	52,235
PDC Energy, Inc.:
5.75%, 5/15/2026	50,000	49,611
6.13%, 9/15/2024	50,000	50,250
Precision Drilling Corp.:
7.13%, 1/15/2026 (a) (b)	24,000	23,326
7.75%, 12/15/2023 (b)	100,000	101,975
Pride International LLC 7.88%, 8/15/2040	8,000	5,469
QEP Resources, Inc.:
5.25%, 5/1/2023	25,000	24,070
5.38%, 10/1/2022	100,000	97,202
Range Resources Corp.:
5.00%, 8/15/2022	75,000	71,627
5.75%, 6/1/2021	59,000	59,543
5.88%, 7/1/2022	71,000	70,908
Rowan Cos., Inc.:
4.75%, 1/15/2024	43,000	32,658
4.88%, 6/1/2022	35,000	32,253
7.38%, 6/15/2025	75,000	58,627
Sable Permian Resources Land LLC/AEPB Finance Corp. 8.00%, 6/15/2020 (a)	6,000	3,932
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a)	50,000	48,116
6.75%, 5/1/2023 (a)	25,000	25,393
6.88%, 6/30/2023 (a)	50,000	51,067
SM Energy Co.:
5.00%, 1/15/2024	53,000	49,131
5.63%, 6/1/2025	50,000	45,422
6.13%, 11/15/2022	18,000	17,904
6.63%, 1/15/2027	44,000	40,722
Southwestern Energy Co.:
7.50%, 4/1/2026	59,000	55,959
7.75%, 10/1/2027 (b)	100,000	95,857
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027 (a)	36,000	37,787
Series WI, 4.88%, 1/15/2023	100,000	102,327
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a)	6,000	4,196
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	70,875	73,058
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	41,000	41,050
Transocean, Inc.:
6.80%, 3/15/2038 (b)	75,000	56,244
Security Description	Principal Amount	Value
7.50%, 4/15/2031	$ 25,000	$ 21,237
9.00%, 7/15/2023 (a)	150,000	159,411
Ultra Resources, Inc. 11.00%, 7/12/2024	16,230	5,644
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	64,000	41,073
9.75%, 4/15/2023 (a)	28,000	18,154
Whiting Petroleum Corp.:
5.75%, 3/15/2021	75,000	75,542
6.25%, 4/1/2023 (b)	75,000	74,841
WildHorse Resource Development Corp. 6.88%, 2/1/2025	125,000	119,089
WPX Energy, Inc.:
5.25%, 9/15/2024	20,000	20,512
6.00%, 1/15/2022	13,000	13,592
8.25%, 8/1/2023	60,000	68,384
		6,680,386
OIL & GAS SERVICES — 1.2%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	56,000	58,547
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	75,000	52,599
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.25%, 8/15/2022	50,000	45,000
Hi-Crush Partners L.P. 9.50%, 8/1/2026 (a)	50,000	34,963
KCA Deutag UK Finance PLC 9.63%, 4/1/2023 (a)	47,000	34,487
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a)	100,000	93,558
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	68,000	66,667
Oceaneering International, Inc. 4.65%, 11/15/2024	50,000	49,291
Pioneer Energy Services Corp. 6.13%, 3/15/2022	4,000	1,880
SESI LLC:
7.13%, 12/15/2021	25,000	17,625
7.75%, 9/15/2024	100,000	64,466
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	118,125	126,065
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	33,375	34,512
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	50,000	52,915
6.88%, 9/1/2027 (a)	35,000	36,738
Weatherford International, Ltd.:
4.50%, 4/15/2022	100,000	51,241

See accompanying notes to financial statements.
117

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.95%, 4/15/2042	$ 10,000	$ 5,097
7.75%, 6/15/2021	50,000	26,189
8.25%, 6/15/2023	125,000	66,009
		917,849
PACKAGING & CONTAINERS — 2.6%
ARD Securities Finance Sarl 8.75%, 1/31/2023 (a)	200,000	201,318
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 2/15/2025 (a)	200,000	207,434
Ball Corp.:
4.38%, 12/15/2020	21,000	21,473
4.88%, 3/15/2026	85,000	90,120
5.00%, 3/15/2022	50,000	52,583
5.25%, 7/1/2025	100,000	108,331
Berry Global Escrow Corp.:
4.88%, 7/15/2026 (a)	42,000	42,886
5.63%, 7/15/2027 (a)	23,000	23,911
Berry Global, Inc. 4.50%, 2/15/2026 (a)	50,000	49,329
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	75,000	75,011
7.25%, 4/15/2025 (a) (b)	100,000	96,486
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	24,000	24,481
4.75%, 2/1/2026	50,000	51,384
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	65,000	67,576
Flex Acquisition Co., Inc. 7.88%, 7/15/2026 (a)	50,000	46,189
Graphic Packaging International, Inc. 4.88%, 11/15/2022 (b)	78,000	81,070
Greif, Inc. 6.50%, 3/1/2027 (a)	65,000	67,112
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a) (e)	65,000	65,763
10.50%, 7/15/2027 (a) (e)	100,000	100,487
Multi-Color Corp. 6.13%, 12/1/2022 (a)	4,000	4,128
OI European Group B.V. 4.00%, 3/15/2023 (a)	57,000	57,238
Owens-Brockway Glass Container, Inc. 6.38%, 8/15/2025 (a)	50,000	53,821
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	130,000	132,456
6.88%, 2/15/2021	6,584	6,601
7.00%, 7/15/2024 (a)	50,000	51,666
Sealed Air Corp.:
Security Description	Principal Amount	Value
5.13%, 12/1/2024 (a)	$ 50,000	$ 52,529
5.50%, 9/15/2025 (a)	35,000	37,167
6.50%, 12/1/2020 (a)	66,000	68,515
Silgan Holdings, Inc. 5.50%, 2/1/2022	47,000	47,149
W/S Packaging Holdings, Inc. 9.00%, 4/15/2023 (a)	5,000	5,471
		1,989,685
PHARMACEUTICALS — 2.5%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	64,000	66,705
6.13%, 4/15/2025 (a)	215,000	219,702
6.50%, 3/15/2022 (a)	250,000	259,140
7.00%, 3/15/2024 (a)	125,000	132,835
7.00%, 1/15/2028 (a)	39,000	40,398
7.25%, 5/30/2029 (a) (b)	39,000	40,542
9.00%, 12/15/2025 (a)	100,000	111,804
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (a)	47,000	47,805
Elanco Animal Health, Inc. Series WI, 4.27%, 8/28/2023	100,000	104,956
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	200,000	144,010
HLF Financing Sarl LLC/Herbalife International, Inc. 7.25%, 8/15/2026 (a)	50,000	50,227
Horizon Pharma USA, Inc. 8.75%, 11/1/2024 (a)	200,000	215,152
inVentiv Group Holdings, Inc./inVentiv Health Inc./inVentiv Health Clinical, Inc. 7.50%, 10/1/2024 (a)	26,000	27,218
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	5,000	5,237
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	127,000	124,708
Valeant Pharmaceuticals International, Inc.:
8.50%, 1/31/2027 (a)	156,000	171,746
9.25%, 4/1/2026 (a)	100,000	111,984
		1,874,169
PIPELINES — 3.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	25,000	25,053
5.75%, 3/1/2027 (a)	45,000	44,997
5.75%, 1/15/2028 (a)	99,000	98,258
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	50,000	50,779
Cheniere Corpus Christi Holdings LLC:
5.88%, 3/31/2025	120,000	133,615

See accompanying notes to financial statements.
118

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
7.00%, 6/30/2024	$ 100,000	$ 115,017
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	100,000	103,401
5.63%, 10/1/2026 (a)	70,000	73,857
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	25,000	23,813
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	50,000	49,831
6.25%, 4/1/2023	100,000	102,033
DCP Midstream Operating L.P.:
4.75%, 9/30/2021 (a)	50,000	51,541
4.95%, 4/1/2022	75,000	78,178
5.38%, 7/15/2025	45,000	47,448
5.60%, 4/1/2044	25,000	23,515
6.45%, 11/3/2036 (a)	50,000	52,415
6.75%, 9/15/2037 (a)	25,000	26,690
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	3,000	2,824
Energy Transfer Operating L.P.:
Series A, 3 Month USD LIBOR + 4.02%, 6.25%, 2/15/2023 (c)	5,000	4,656
Series B, 3 Month USD LIBOR + 4.15%, 6.63%, 2/15/2028 (c)	1,000	936
EnLink Midstream LLC 5.38%, 6/1/2029	99,000	101,601
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	50,000	49,145
5.05%, 4/1/2045	25,000	21,108
5.45%, 6/1/2047	92,000	78,892
5.60%, 4/1/2044	12,000	10,628
Genesis Energy L.P./Genesis Energy Finance Corp. 5.63%, 6/15/2024	200,000	193,532
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	50,000	51,625
4.88%, 8/15/2027 (a)	50,000	52,977
7.77%, 12/15/2037 (a)	25,000	31,833
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	50,771
5.63%, 4/28/2027	65,000	65,482
6.00%, 6/1/2026	36,000	37,304
6.75%, 2/1/2021	16,000	16,756
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	60,000	61,835
SemGroup Corp./Rose Rock Finance Corp.:
5.63%, 7/15/2022	50,000	49,326
5.63%, 11/15/2023	2,000	1,923
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.50%, 8/15/2022	2,000	1,922
Security Description	Principal Amount	Value
5.75%, 4/15/2025	$ 65,000	$ 56,958
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	51,000	51,741
5.50%, 9/15/2024 (a)	50,000	51,625
5.50%, 1/15/2028 (a)	50,000	50,533
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	50,000	50,457
5.13%, 2/1/2025	30,000	30,934
5.25%, 5/1/2023	50,000	50,672
5.88%, 4/15/2026	165,000	175,400
6.50%, 7/15/2027 (a)	90,000	98,200
		2,602,037
REAL ESTATE — 0.5%
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	45,000	47,347
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	23,000	23,497
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	120,000	113,603
Newmark Group, Inc. 6.13%, 11/15/2023	75,000	79,389
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	50,000	44,988
9.38%, 4/1/2027 (a) (b)	54,000	47,422
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	50,000	49,377
		405,623
REAL ESTATE INVESTMENT TRUSTS — 2.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	66,000	67,980
CBL & Associates L.P.:
4.60%, 10/15/2024	25,000	16,593
5.25%, 12/1/2023 (b)	25,000	18,201
5.95%, 12/15/2026	40,000	27,369
CoreCivic, Inc. 4.63%, 5/1/2023	140,000	137,747
Equinix, Inc.:
5.38%, 1/1/2022	50,000	51,319
5.38%, 4/1/2023	75,000	76,512
5.38%, 5/15/2027	75,000	80,482
5.75%, 1/1/2025	10,000	10,412
5.88%, 1/15/2026	65,000	69,191
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	100,000	102,363
FelCor Lodging L.P. 6.00%, 6/1/2025	20,000	20,956
GEO Group Inc:
5.13%, 4/1/2023	52,000	46,543

See accompanying notes to financial statements.
119

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
5.88%, 10/15/2024	$ 20,000	$ 17,657
GEO Group Inc.:
5.88%, 1/15/2022	25,000	24,581
6.00%, 4/15/2026	8,000	6,962
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	50,000	50,520
4.88%, 9/15/2027 (a)	45,000	44,592
5.25%, 3/15/2028 (a)	87,000	87,293
5.75%, 8/15/2024	25,000	25,248
6.00%, 8/15/2023	31,000	31,871
iStar, Inc.:
4.63%, 9/15/2020	20,000	20,213
6.00%, 4/1/2022	135,000	138,675
6.50%, 7/1/2021	8,000	8,137
Mack-Cali Realty L.P. 3.15%, 5/15/2023	21,000	19,751
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	50,000	51,164
5.75%, 2/1/2027 (a)	70,000	75,394
MPT Operating Partnership L.P. / MPT Finance Corp. 5.50%, 5/1/2024	25,000	25,693
MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	75,000	77,267
6.38%, 3/1/2024	33,000	34,678
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023	25,000	25,417
SBA Communications Corp.:
4.00%, 10/1/2022	35,000	35,456
4.88%, 7/15/2022	30,000	30,368
4.88%, 9/1/2024	50,000	51,448
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	57,000	56,994
5.00%, 12/15/2021	55,000	56,717
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	100,000	95,559
VICI Properties 1 LLC/VICI FC, Inc. 8.00%, 10/15/2023	30,000	33,150
Washington Prime Group L.P. 3.85%, 4/1/2020	50,000	49,850
		1,900,323
RETAIL — 3.9%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	100,000	100,955
5.00%, 10/15/2025 (a)	200,000	201,748
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	100,000	98,994
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	18,955
Security Description	Principal Amount	Value
Brinker International, Inc.:
3.88%, 5/15/2023	$ 35,000	$ 34,583
5.00%, 10/1/2024 (a)	5,000	5,092
Carvana Co. 8.88%, 10/1/2023 (a)	82,000	82,803
CEC Entertainment, Inc. 8.00%, 2/15/2022	10,000	10,125
Cumberland Farms, Inc. 6.75%, 5/1/2025 (a)	26,000	27,666
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	50,000	45,384
6.75%, 1/15/2022	25,000	22,134
GameStop Corp. 6.75%, 3/15/2021 (a) (b)	53,000	52,115
Golden Nugget, Inc. 8.75%, 10/1/2025 (a)	100,000	105,016
Group 1 Automotive, Inc.:
5.00%, 6/1/2022	25,000	25,292
5.25%, 12/15/2023 (a)	75,000	76,802
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	50,000	48,117
IRB Holding Corp. 6.75%, 2/15/2026 (a)	6,000	6,015
JC Penney Corp., Inc. 8.63%, 3/15/2025 (a)	19,000	9,504
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (a)	186,000	192,292
5.25%, 6/1/2026 (a)	50,000	52,488
KGA Escrow LLC 7.50%, 8/15/2023 (a)	14,000	14,526
L Brands, Inc.:
5.25%, 2/1/2028	30,000	27,421
5.63%, 10/15/2023	80,000	82,921
6.69%, 1/15/2027	25,000	24,507
6.75%, 7/1/2036	60,000	52,319
6.88%, 11/1/2035	97,000	86,266
6.95%, 3/1/2033	50,000	41,440
7.50%, 6/15/2029	100,000	100,233
Lithia Motors, Inc. 5.25%, 8/1/2025 (a)	25,000	25,484
Michaels Stores, Inc.:
5.88%, 12/15/2020 (a)	30,000	30,042
8.00%, 7/15/2027 (a) (e)	80,000	79,797
Party City Holdings, Inc.:
6.13%, 8/15/2023 (a) (b)	26,000	26,219
6.63%, 8/1/2026 (a) (b)	29,000	28,100
Penske Automotive Group, Inc.:
3.75%, 8/15/2020	12,000	12,060
5.38%, 12/1/2024	127,000	130,492
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	115,000	111,540
7.13%, 3/15/2023 (a)	100,000	93,788

See accompanying notes to financial statements.
120

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
PriSo Acquisition Corp. 9.00%, 5/15/2023 (a)	$ 88,000	$ 82,637
QVC, Inc.:
4.38%, 3/15/2023	75,000	76,059
4.45%, 2/15/2025	16,000	16,196
4.85%, 4/1/2024	50,000	51,681
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	50,000	51,655
Rite Aid Corp. 6.13%, 4/1/2023 (a)	200,000	168,668
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	25,000	24,533
Sonic Automotive, Inc. 5.00%, 5/15/2023	9,000	9,112
Staples, Inc.:
7.50%, 4/15/2026 (a)	100,000	99,293
10.75%, 4/15/2027 (a)	115,000	113,579
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.50%, 6/1/2024	50,000	50,455
5.88%, 3/1/2027	36,000	36,147
Yum! Brands, Inc. 3.88%, 11/1/2020	25,000	25,146
		2,988,396
SEMICONDUCTORS — 0.2%
Advanced Micro Devices, Inc. 7.50%, 8/15/2022	10,000	11,299
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	42,000	41,723
Entegris, Inc. 4.63%, 2/10/2026 (a)	25,000	25,193
Qorvo, Inc. 5.50%, 7/15/2026	50,000	52,915
		131,130
SOFTWARE — 2.4%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	50,000	52,190
Ascend Learning LLC 6.88%, 8/1/2025 (a)	25,000	25,439
CDK Global, Inc.:
5.00%, 10/15/2024	70,000	73,256
5.25%, 5/15/2029 (a)	11,000	11,377
5.88%, 6/15/2026	25,000	26,515
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	50,000	50,731
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	20,000	20,709
First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	51,233
5.38%, 8/15/2023 (a)	72,000	73,272
5.75%, 1/15/2024 (a)	150,000	154,332
Security Description	Principal Amount	Value
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	$ 99,000	$ 107,656
Infor US, Inc. 6.50%, 5/15/2022	125,000	127,212
Informatica LLC 7.13%, 7/15/2023 (a)	50,000	50,846
IQVIA, Inc.:
4.88%, 5/15/2023 (a)	50,000	51,290
5.00%, 10/15/2026 (a)	200,000	207,384
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	50,000	52,375
MSCI, Inc.:
5.25%, 11/15/2024 (a)	64,000	66,269
5.38%, 5/15/2027 (a)	35,000	37,382
5.75%, 8/15/2025 (a)	50,000	52,500
Nuance Communications, Inc. 5.63%, 12/15/2026	35,000	36,505
Open Text Corp.:
5.63%, 1/15/2023 (a)	50,000	51,324
5.88%, 6/1/2026 (a)	48,000	50,906
PTC, Inc. 6.00%, 5/15/2024	60,000	63,002
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	75,000	68,986
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	150,000	162,537
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	118,000	122,555
		1,847,783
STORAGE & WAREHOUSING — 0.1%
Mobile Mini, Inc. 5.88%, 7/1/2024	45,000	46,511
TELECOMMUNICATIONS — 9.3%
Altice France SA:
6.25%, 5/15/2024 (a)	200,000	205,914
7.38%, 5/1/2026 (a)	300,000	307,506
Anixter, Inc. 5.13%, 10/1/2021	100,000	103,528
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	100,000	103,376
CB Escrow Corp. 8.00%, 10/15/2025 (a)	20,000	17,154
CenturyLink, Inc.:
Series G, 6.88%, 1/15/2028	200,000	200,110
Series P, 7.60%, 9/15/2039	50,000	46,541
Series S, 6.45%, 6/15/2021	50,000	52,816
Series T, 5.80%, 3/15/2022	75,000	78,379
Series U, 7.65%, 3/15/2042 (b)	100,000	93,390

See accompanying notes to financial statements.
121

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	$ 125,000	$ 110,323
CommScope Finance LLC:
5.50%, 3/1/2024 (a)	50,000	51,309
6.00%, 3/1/2026 (a)	50,000	51,265
8.25%, 3/1/2027 (a) (b)	186,000	189,900
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	95,000	82,855
CommScope, Inc.:
5.00%, 6/15/2021 (a)	37,000	36,982
5.50%, 6/15/2024 (a)	50,000	47,639
Consolidated Communications, Inc. 6.50%, 10/1/2022	50,000	46,689
Embarq Corp. 8.00%, 6/1/2036	100,000	96,758
Frontier Communications Corp.:
7.13%, 1/15/2023	100,000	59,926
8.00%, 4/1/2027 (a)	38,000	39,559
8.50%, 4/1/2026 (a)	150,000	145,639
10.50%, 9/15/2022	100,000	67,750
11.00%, 9/15/2025	400,000	249,276
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	84,000	86,218
GTT Communications, Inc. 7.88%, 12/31/2024 (a) (b)	97,000	79,279
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	75,000	77,091
7.63%, 6/15/2021	5,000	5,377
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	50,485
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	100,000	88,486
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	150,000	137,268
8.00%, 2/15/2024 (a)	25,000	26,066
8.50%, 10/15/2024 (a)	300,000	297,072
9.75%, 7/15/2025 (a)	111,000	113,591
Intelsat Luxembourg SA 8.13%, 6/1/2023	50,000	38,705
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	53,000	57,641
Koninklijke KPN NV USD 10 year swap rate + 5.33%, 7.00%, 3/28/2073 (a) (c)	105,000	111,791
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	51,816
5.38%, 8/15/2022	125,000	125,514
5.38%, 1/15/2024	55,000	56,225
5.63%, 2/1/2023	87,000	88,013
Level 3 Parent LLC 5.75%, 12/1/2022	50,000	50,462
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	25,000	25,953
Plantronics, Inc. 5.50%, 5/31/2023 (a)	25,000	24,974
Security Description	Principal Amount	Value
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	$ 50,000	$ 49,513
Qwest Corp.:
6.88%, 9/15/2033	66,000	65,655
7.13%, 11/15/2043	50,000	49,371
Sprint Capital Corp.:
6.88%, 11/15/2028	110,000	113,033
8.75%, 3/15/2032	50,000	57,840
Sprint Communications, Inc.:
6.00%, 11/15/2022	100,000	104,251
11.50%, 11/15/2021	100,000	116,065
Sprint Corp.:
7.13%, 6/15/2024	225,000	238,711
7.25%, 9/15/2021	175,000	186,063
7.63%, 2/15/2025	250,000	267,000
7.88%, 9/15/2023	350,000	380,005
Telecom Italia Capital SA:
6.00%, 9/30/2034	25,000	25,386
6.38%, 11/15/2033	75,000	77,510
7.20%, 7/18/2036	50,000	55,151
7.72%, 6/4/2038	50,000	56,493
Telecom Italia SpA 5.30%, 5/30/2024 (a)	100,000	103,493
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	15,000	16,270
T-Mobile USA, Inc.:
4.50%, 2/1/2026	25,000	25,622
4.75%, 2/1/2028	95,000	97,876
5.38%, 4/15/2027	50,000	53,505
6.00%, 3/1/2023	56,000	57,284
6.38%, 3/1/2025	200,000	207,378
6.50%, 1/15/2024	59,000	61,122
6.50%, 1/15/2026	200,000	215,698
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	10,000	9,696
ViaSat, Inc. 5.63%, 4/15/2027 (a)	35,000	36,405
Wind Tre SpA 5.00%, 1/20/2026 (a)	200,000	195,104
Xplornet Communications, Inc. 9.63%, 6/1/2022 (a)	25,275	25,785
		7,023,896
TEXTILES — 0.3%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	200,000	192,550
TOYS/GAMES/HOBBIES — 0.3%
Mattel, Inc.:
2.35%, 8/15/2021	37,000	35,704
4.35%, 10/1/2020	6,000	6,043
5.45%, 11/1/2041	3,000	2,306

See accompanying notes to financial statements.
122

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
6.75%, 12/31/2025 (a)	$ 174,000	$ 178,985
		223,038
TRANSPORTATION — 0.5%
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	48,000	48,333
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (b)	27,000	24,431
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	50,000	49,195
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	29,000	29,412
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	40,000	41,453
6.50%, 6/15/2022 (a)	75,000	76,499
6.75%, 8/15/2024 (a)	75,000	79,958
		349,281
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	25,000	25,745
6.75%, 3/15/2022 (a)	35,000	36,407
		62,152
TOTAL CORPORATE BONDS & NOTES (Cost $74,080,588)		74,497,080
	Shares
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	1,016,031	1,016,031
State Street Navigator Securities Lending Portfolio III (i) (j)	3,063,450	3,063,450
TOTAL SHORT-TERM INVESTMENTS (Cost $4,079,481)		4,079,481
TOTAL INVESTMENTS — 103.5% (Cost $78,160,069)		78,576,561
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(2,675,149)
NET ASSETS — 100.0%		$ 75,901,412

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 53.6% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
PIK	= Payment in Kind
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
123

SPDR ICE BOFAML BROAD HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$74,497,080	$—	$74,497,080
Short-Term Investments	4,079,481	—	—	4,079,481
TOTAL INVESTMENTS	$4,079,481	$74,497,080	$—	$78,576,561
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	309,360	$ 309,360	$14,967,771	$14,261,100	$—	$—	1,016,031	$1,016,031	$ 8,951
State Street Navigator Securities Lending Government Money Market Portfolio	948,118	948,118	9,222,218	10,170,336	—	—	—	—	7,241
State Street Navigator Securities Lending Portfolio III	—	—	6,592,220	3,528,770	—	—	3,063,450	3,063,450	6,280
Total		$1,257,478	$30,782,209	$27,960,206	$—	$—		$4,079,481	$22,472
See accompanying notes to financial statements.
124

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	570,825	$ 26,383,531
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	254,067	27,678,059
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (a)	553,691	27,762,067
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	805,233	28,126,789
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $106,895,644)		109,950,446
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	198,477	198,477
State Street Navigator Securities Lending Portfolio III (e)(f)	5,685,575	5,685,575
TOTAL SHORT-TERM INVESTMENTS (Cost $5,884,052)		$ 5,884,052
TOTAL INVESTMENTS—105.2% (Cost $112,779,696)		115,834,498
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.2)%		(5,701,001)
NET ASSETS—100.0%		$ 110,133,497

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$109,950,446	$—	$—	$109,950,446
Short-Term Investments	5,884,052	—	—	5,884,052
TOTAL INVESTMENTS	$115,834,498	$—	$—	$115,834,498
See accompanying notes to financial statements.
125

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Blackstone/GSO Senior Loan ETF	795,056	$ 37,343,780	$ 1,411,913	$ 11,731,703	$ (277,483)	$ (362,976)	570,825	$ 26,383,531	$1,628,756
SPDR Bloomberg Barclays Convertible Securities ETF	696,541	36,930,604	510,117	35,894,646	229,369	(1,775,444)	—	—	278,479
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	37,883,841	10,209,527	(360,486)	364,231	254,067	27,678,059	1,448,215
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	—	—	32,259,444	5,767,763	32,397	1,602,711	805,233	28,126,789	456,121
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	789,976	24,718,349	—	24,660,546	(441,126)	383,323	—	—	3,655
SPDR FTSE International Government Inflation-Protected Bond ETF	684,874	37,147,566	146,493	35,966,339	(4,527,198)	3,199,478	—	—	327,970
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	—	—	35,194,062	9,209,505	138,185	1,639,325	553,691	27,762,067	436,242
SPDR Wells Fargo Preferred Stock ETF	287,000	12,475,890	26,003,201	35,522,815	(2,956,993)	717	—	—	889,261
State Street Institutional U.S. Government Money Market Fund, Class G Shares	78,812	78,812	1,090,655	970,990	—	—	198,477	198,477	3,875
State Street Navigator Securities Lending Government Money Market Portfolio	17,313,325	17,313,325	518,565,643	535,878,968	—	—	—	—	314,819
State Street Navigator Securities Lending Portfolio III	—	—	103,436,721	97,751,146	—	—	5,685,575	5,685,575	36,594
Total		$166,008,326	$756,502,090	$803,563,948	$(8,163,335)	$ 5,051,365		$115,834,498	$5,823,987
See accompanying notes to financial statements.
126

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.3%
ARGENTINA — 1.6%
Argentine Republic Government International Bond:
15.50%, 10/17/2026	ARS	167,795,000	$ 2,777,963
16.00%, 10/17/2023	ARS	226,515,000	3,785,814
18.20%, 10/3/2021	ARS	399,257,000	6,442,616
			13,006,393
BRAZIL — 10.2%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2020	BRL	69,300,000	17,080,168
Series LTN, Zero Coupon, 10/1/2020	BRL	17,900,000	4,347,907
Series LTN, Zero Coupon, 4/1/2021	BRL	1,600,000	376,914
Series LTN, Zero Coupon, 7/1/2021	BRL	34,150,000	7,920,049
Series LTN, Zero Coupon, 1/1/2022	BRL	44,835,000	10,036,248
Series LTN, Zero Coupon, 7/1/2022	BRL	11,450,000	2,472,921
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	19,810,000	5,456,440
Series NTNF, 10.00%, 1/1/2023	BRL	59,910,000	17,164,281
Series NTNF, 10.00%, 1/1/2025	BRL	26,800,000	7,856,658
Series NTNF, 10.00%, 1/1/2027	BRL	24,075,000	7,165,556
Series NTNF, 10.00%, 1/1/2029	BRL	6,390,000	1,926,809
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	96,489
10.25%, 1/10/2028	BRL	1,000,000	301,535
12.50%, 1/5/2022	BRL	350,000	104,391
			82,306,366
CHILE — 2.7%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	1,250,000,000	1,922,508
4.50%, 3/1/2021	CLP	1,070,000,000	1,626,727
4.50%, 3/1/2026	CLP	2,175,000,000	3,467,923
4.70%, 9/1/2030 (a)	CLP	1,000,000,000	1,657,342
5.00%, 3/1/2035	CLP	2,195,000,000	3,821,314
5.10%, 7/15/2050	CLP	700,000,000	1,271,404
Series 30YR, 6.00%, 1/1/2043	CLP	2,550,000,000	5,176,243
Security Description		Principal Amount	Value
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	345,000,000	$ 515,498
Series 10YR, 6.00%, 2/1/2021	CLP	305,000,000	473,304
Series 10YR, 6.00%, 3/1/2022	CLP	310,000,000	496,214
Chile Government International Bond 5.50%, 8/5/2020	CLP	1,210,000,000	1,829,320
			22,257,797
CHINA — 2.4%
China Government Bond:
Series 1902, 2.44%, 2/21/2021	CNY	10,000,000	1,447,316
Series 1822, 3.00%, 10/18/2020	CNY	4,100,000	598,769
Series 1904, 3.19%, 4/11/2024	CNY	6,250,000	915,092
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,131,249
Series 1814, 3.24%, 7/5/2021	CNY	30,000,000	4,404,933
Series 1827, 3.25%, 11/22/2028	CNY	25,000,000	3,638,382
Series 1823, 3.29%, 10/18/2023	CNY	20,000,000	2,942,472
Series 1521, 3.74%, 9/22/2035	CNY	7,000,000	1,045,568
Series 1817, 3.97%, 7/23/2048	CNY	5,000,000	738,701
Series 1824, 4.08%, 10/22/2048	CNY	10,800,000	1,629,946
Series 1806, 4.22%, 3/19/2048	CNY	6,000,000	928,505
			19,420,933
COLOMBIA — 4.3%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	489,864
7.75%, 4/14/2021	COP	400,000,000	130,377
9.85%, 6/28/2027	COP	115,000,000	45,139
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	20,815,000,000	6,515,121
Series B, 6.25%, 11/26/2025	COP	17,745,000,000	5,735,204
Series B, 7.00%, 9/11/2019	COP	10,020,000,000	3,140,897
Series B, 7.00%, 5/4/2022	COP	18,454,000,000	6,069,018
Series B, 7.00%, 6/30/2032	COP	8,814,000,000	2,911,368
Series B, 7.25%, 10/18/2034	COP	5,325,000,000	1,794,804

See accompanying notes to financial statements.
127

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series B, 7.50%, 8/26/2026	COP	21,462,000,000	$ 7,412,193
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	702,596
Series B, 11.00%, 7/24/2020	COP	235,000,000	78,199
			35,024,780
CZECH REPUBLIC — 3.6%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	22,900,000	936,962
Series 97, 0.45%, 10/25/2023	CZK	49,340,000	2,112,054
Series 104, 0.75%, 2/23/2021	CZK	14,850,000	655,669
Series 94, 0.95%, 5/15/2030	CZK	93,770,000	3,932,466
Series 95, 1.00%, 6/26/2026	CZK	81,470,000	3,528,188
Series 15Y, 2.00%, 10/13/2033	CZK	42,850,000	1,966,409
Series 89, 2.40%, 9/17/2025	CZK	60,520,000	2,858,217
Series 78, 2.50%, 8/25/2028	CZK	25,240,000	1,226,819
Series 105, 2.75%, 7/23/2029	CZK	50,450,000	2,508,936
Series 46, 3.75%, 9/12/2020	CZK	40,460,000	1,857,394
Series 61, 3.85%, 9/29/2021	CZK	42,070,000	1,978,227
Series 49, 4.20%, 12/4/2036	CZK	21,130,000	1,264,517
Series 52, 4.70%, 9/12/2022	CZK	22,800,000	1,119,752
Series 53, 4.85%, 11/26/2057	CZK	7,300,000	505,446
Series 58, 5.70%, 5/25/2024	CZK	44,000,000	2,379,124
			28,830,180
HUNGARY — 2.9%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	382,900,000	1,351,340
Series 20/C, 1.00%, 9/23/2020	HUF	196,250,000	699,658
Series 22/B, 1.75%, 10/26/2022	HUF	570,300,000	2,065,606
Series 21/B, 2.50%, 10/27/2021	HUF	778,500,000	2,865,880
Series 26/D, 2.75%, 12/22/2026	HUF	275,000,000	1,013,490
Series 24/B, 3.00%, 6/26/2024	HUF	748,980,000	2,834,194
Security Description		Principal Amount	Value
Series 27/A, 3.00%, 10/27/2027	HUF	799,880,000	$ 2,983,643
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	499,925
Series 20/B, 3.50%, 6/24/2020	HUF	109,380,000	398,856
Series 25/B, 5.50%, 6/24/2025	HUF	1,334,220,000	5,695,073
Series 23/A, 6.00%, 11/24/2023	HUF	17,340,000	73,475
Series 28/A, 6.75%, 10/22/2028	HUF	168,000,000	805,164
Series 22/A, 7.00%, 6/24/2022	HUF	595,590,000	2,481,675
Series 20/A, 7.50%, 11/12/2020	HUF	12,450,000	48,349
			23,816,328
INDONESIA — 7.8%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	67,055,000,000	4,532,891
Series FR64, 6.13%, 5/15/2028	IDR	54,400,000,000	3,544,951
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	97,802
Series FR65, 6.63%, 5/15/2033	IDR	74,870,000,000	4,811,728
Series FR61, 7.00%, 5/15/2022	IDR	78,033,000,000	5,504,150
Series FR59, 7.00%, 5/15/2027	IDR	64,710,000,000	4,470,463
Series FR76, 7.38%, 5/15/2048	IDR	7,700,000,000	482,357
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,804,897
Series FR75, 7.50%, 5/15/2038	IDR	41,910,000,000	2,834,074
Series FR77, 8.13%, 5/15/2024	IDR	83,000,000,000	6,180,570
Series FR53, 8.25%, 7/15/2021	IDR	32,975,000,000	2,385,643
Series FR78, 8.25%, 5/15/2029	IDR	97,500,000,000	7,315,519
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	273,297
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	2,463,138
Series FR70, 8.38%, 3/15/2024	IDR	41,100,000,000	3,066,279
Series FR56, 8.38%, 9/15/2026	IDR	10,895,000,000	818,802
Series FR68, 8.38%, 3/15/2034	IDR	38,900,000,000	2,918,705
Series FR79, 8.38%, 4/15/2039	IDR	28,150,000,000	2,072,270
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	695,627

See accompanying notes to financial statements.
128

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	$ 515,644
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	467,876
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	80,750
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	102,526
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	27,430
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 3/15/2020	IDR	3,000,000,000	212,091
Series PBS, 6.50%, 5/15/2021	IDR	20,000,000,000	1,402,693
Series SR09, 6.90%, 3/10/2020	IDR	5,000,000,000	356,790
Series PBS, 8.25%, 9/15/2020	IDR	10,150,000,000	729,130
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	282,929
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,534,301
			62,985,323
ISRAEL — 4.1%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	3,300,000	927,170
Series 0421, 1.00%, 4/30/2021	ILS	7,550,000	2,140,273
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,218,703
Series 1123, 1.50%, 11/30/2023	ILS	1,735,000	500,445
Series 0825, 1.75%, 8/31/2025	ILS	13,580,000	3,949,831
Series 0327, 2.00%, 3/31/2027	ILS	10,550,000	3,094,378
Series 0928, 2.25%, 9/28/2028	ILS	10,975,000	3,253,420
Series 0324, 3.75%, 3/31/2024	ILS	10,600,000	3,369,437
Series 0347, 3.75%, 3/31/2047	ILS	5,575,000	1,820,203
Series 0323, 4.25%, 3/31/2023	ILS	2,450,000	777,022
Series 0122, 5.50%, 1/31/2022	ILS	19,795,000	6,259,349
Series 0142, 5.50%, 1/31/2042	ILS	9,310,000	3,921,128
Series 1026, 6.25%, 10/30/2026	ILS	3,025,000	1,142,076
			33,373,435
MALAYSIA — 7.8%
Malaysia Government Bond:
Security Description		Principal Amount	Value
Series 0517, 3.44%, 2/15/2021	MYR	1,800,000	$ 436,847
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	451,068
Series 0307, 3.50%, 5/31/2027	MYR	600,000	143,741
Series 0416, 3.62%, 11/30/2021	MYR	8,365,000	2,038,399
Series 0315, 3.66%, 10/15/2020	MYR	4,250,000	1,033,826
Series 0513, 3.73%, 6/15/2028	MYR	14,515,000	3,534,282
Series 0218, 3.76%, 4/20/2023	MYR	15,000,000	3,673,513
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	1,174,774
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,012,764
Series 0413, 3.84%, 4/15/2033	MYR	9,860,000	2,364,667
Series 0117, 3.88%, 3/10/2022	MYR	3,600,000	883,514
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	690,636
Series 0613, 3.89%, 7/31/2020	MYR	250,000	60,946
Series 0212, 3.89%, 3/15/2027	MYR	600,000	147,676
Series 0219, 3.89%, 8/15/2029	MYR	2,925,000	722,354
Series 0316, 3.90%, 11/30/2026	MYR	2,085,000	513,758
Series 0417, 3.90%, 11/16/2027	MYR	13,034,000	3,207,964
Series 0115, 3.96%, 9/15/2025	MYR	6,672,000	1,651,383
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	594,810
Series 0217, 4.06%, 9/30/2024	MYR	5,645,000	1,405,018
Series 0412, 4.13%, 4/15/2032	MYR	800,000	198,593
Series 0111, 4.16%, 7/15/2021	MYR	4,900,000	1,192,528
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	948,113
Series 0411, 4.23%, 6/30/2031	MYR	3,610,000	908,346
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	410,707
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,088,135
Series 0216, 4.74%, 3/15/2046	MYR	4,425,000	1,132,123
Series 0317, 4.76%, 4/7/2037	MYR	3,135,000	824,463

See accompanying notes to financial statements.
129

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	$ 44,047
Series 0418, 4.89%, 6/8/2038	MYR	6,605,000	1,770,763
Series 0518, 4.92%, 7/6/2048	MYR	2,600,000	688,048
Series 0713, 4.94%, 9/30/2043	MYR	300,000	79,525
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	4,000,000	974,841
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	398,227
Series 0216, 3.74%, 8/26/2021	MYR	1,500,000	366,102
Series 0215, 3.80%, 8/27/2020	MYR	1,400,000	340,996
Series 0317, 3.95%, 4/14/2022	MYR	15,190,000	3,730,533
Series 0217, 4.05%, 8/15/2024	MYR	7,400,000	1,834,548
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,100,953
Series 0318, 4.09%, 11/30/2023	MYR	11,550,000	2,864,439
Series 0118, 4.13%, 8/15/2025	MYR	8,750,000	2,183,338
Series 0119, 4.13%, 7/9/2029	MYR	1,900,000	477,365
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	995,469
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,489,249
Series 0310, 4.28%, 6/15/2020	MYR	1,425,000	348,347
Series 0218, 4.37%, 10/31/2028	MYR	7,700,000	1,963,479
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	597,927
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	579,899
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	1,921,440
Series 0617, 4.72%, 6/15/2033	MYR	7,995,000	2,091,919
Series 0517, 4.76%, 8/4/2037	MYR	6,300,000	1,656,348
Series 0615, 4.79%, 10/31/2035	MYR	810,000	213,355
Series 0417, 4.90%, 5/8/2047	MYR	6,500,000	1,712,493
			62,868,598
MEXICO — 4.4%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	40,340,000	1,909,046
Security Description		Principal Amount	Value
Series M, 6.50%, 6/10/2021	MXN	80,269,000	$ 4,098,715
Series M, 6.50%, 6/9/2022	MXN	34,248,000	1,736,622
Series M, 7.25%, 12/9/2021	MXN	40,200,000	2,082,039
Series M 20, 7.50%, 6/3/2027	MXN	73,090,000	3,797,044
Series M, 7.75%, 5/29/2031	MXN	52,028,000	2,736,909
Series M, 7.75%, 11/23/2034	MXN	30,710,000	1,605,255
Series M, 7.75%, 11/13/2042	MXN	59,980,000	3,095,995
Series M, 8.00%, 12/7/2023	MXN	86,030,000	4,573,438
Series M, 8.00%, 11/7/2047	MXN	18,500,000	978,836
Series M 20, 8.50%, 5/31/2029	MXN	43,915,000	2,430,844
Series M 30, 8.50%, 11/18/2038	MXN	37,240,000	2,074,697
Series M 20, 10.00%, 12/5/2024	MXN	68,710,000	3,987,592
Series M 30, 10.00%, 11/20/2036	MXN	12,137,000	766,435
			35,873,467
PERU — 2.9%
Bonos de Tesoreria 6.15%, 8/12/2032 (a)	PEN	13,857,000	4,620,335
Peru Government Bond 5.94%, 2/12/2029 (a)	PEN	925,000	306,312
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	4,270,000	1,382,966
Series REGS, 5.40%, 8/12/2034	PEN	1,604,000	500,677
Series REGS, 5.70%, 8/12/2024	PEN	5,144,000	1,699,048
Series REGS, 6.35%, 8/12/2028	PEN	14,910,000	5,088,886
Series REGS, 6.71%, 2/12/2055	PEN	475,000	170,023
Series REGS, 6.85%, 2/12/2042	PEN	7,225,000	2,566,584
Series REGS, 6.90%, 8/12/2037	PEN	4,460,000	1,582,998
Series REGS, 6.95%, 8/12/2031	PEN	4,412,000	1,571,732
Series REGS, 7.84%, 8/12/2020	PEN	75,000	24,088
Series REGS, 8.20%, 8/12/2026	PEN	11,235,000	4,240,525
			23,754,174

See accompanying notes to financial statements.
130

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
PHILIPPINES — 4.1%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	20,650,000	$ 395,633
Series 7-57, 3.50%, 3/20/2021	PHP	77,450,000	1,473,909
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	64,764
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	386,059
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	297,134
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,311,274
Series 1059, 4.13%, 8/20/2024	PHP	13,700,000	257,710
Series 3-23, 4.25%, 1/25/2021	PHP	71,050,000	1,371,216
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,297,611
Series R511, 4.63%, 12/4/2022	PHP	169,250,000	3,271,186
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	1,198,334
Series 1061, 4.75%, 5/4/2027	PHP	173,450,000	3,291,561
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	945,230
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	635,934
Series 7-61, 5.75%, 4/12/2025	PHP	94,000,000	1,896,470
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	157,025
Series R251, 6.13%, 10/24/2037	PHP	72,000,000	1,513,483
Series 1063, 6.25%, 3/22/2028	PHP	63,200,000	1,333,329
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	94,891
Series 2023, 6.75%, 1/24/2039	PHP	16,000,000	372,719
Series 2017, 8.00%, 7/19/2031	PHP	327,737,338	8,041,604
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	339,185
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	590,884
6.25%, 1/14/2036	PHP	20,000,000	442,081
			32,979,226
POLAND — 4.3%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	5,000,000	1,320,741
Security Description		Principal Amount	Value
Series 0521, Zero Coupon, 5/25/2021	PLN	2,500,000	$ 650,941
Series 0421, 2.00%, 4/25/2021	PLN	450,000	121,550
Series 0422, 2.25%, 4/25/2022	PLN	6,935,000	1,887,416
Series 0123, 2.50%, 1/25/2023	PLN	6,140,000	1,683,017
Series 0424, 2.50%, 4/25/2024	PLN	19,000,000	5,213,442
Series 0428, 2.75%, 4/25/2028	PLN	39,400,000	10,887,509
Series 1023, 4.00%, 10/25/2023	PLN	8,800,000	2,560,901
Series 1020, 5.25%, 10/25/2020	PLN	7,550,000	2,124,293
Series 1021, 5.75%, 10/25/2021	PLN	8,985,000	2,634,158
Series 0922, 5.75%, 9/23/2022	PLN	20,485,000	6,172,768
			35,256,736
ROMANIA — 2.5%
Romania Government Bond:
Series 3Y, 2.30%, 10/26/2020	RON	3,335,000	790,611
Series 5Y, 3.25%, 3/22/2021	RON	3,905,000	934,754
Series 7Y, 3.25%, 4/29/2024	RON	3,830,000	883,257
Series 5Y, 3.40%, 3/8/2022	RON	13,710,000	3,261,315
Series 7Y, 3.50%, 12/19/2022	RON	3,705,000	877,068
Series 15Y, 3.65%, 9/24/2031	RON	4,750,000	997,994
Series 3Y, 4.00%, 10/27/2021	RON	6,985,000	1,687,916
Series 5Y, 4.25%, 6/28/2023	RON	18,740,000	4,522,855
Series 10Y, 4.75%, 2/24/2025	RON	4,925,000	1,207,513
Series 7Y, 4.85%, 4/22/2026	RON	1,150,000	282,705
Series 10Y, 5.00%, 2/12/2029	RON	2,000,000	491,218
Series 15YR, 5.80%, 7/26/2027	RON	7,790,000	2,022,778
Series 10Y, 5.85%, 4/26/2023	RON	1,550,000	395,597
Series 10YR, 5.95%, 6/11/2021	RON	8,380,000	2,100,528
			20,456,109
RUSSIA — 4.4%
Russian Federal Bond - OFZ:

See accompanying notes to financial statements.
131

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 5083, 7.00%, 12/15/2021	RUB	127,630,000	$ 2,018,628
Series 6211, 7.00%, 1/25/2023	RUB	140,900,000	2,222,255
Series 6215, 7.00%, 8/16/2023	RUB	160,000,000	2,517,688
Series 6212, 7.05%, 1/19/2028	RUB	188,115,000	2,942,676
Series 6222, 7.10%, 10/16/2024	RUB	213,821,000	3,371,541
Series 6225, 7.25%, 5/10/2034	RUB	41,250,000	644,200
Series 6220, 7.40%, 12/7/2022	RUB	284,951,000	4,551,672
Series 6217, 7.50%, 8/18/2021	RUB	92,600,000	1,481,468
Series 6205, 7.60%, 4/14/2021	RUB	44,400,000	709,724
Series 6209, 7.60%, 7/20/2022	RUB	60,000,000	963,948
Series 6221, 7.70%, 3/23/2033	RUB	216,060,000	3,514,542
Series 6219, 7.75%, 9/16/2026	RUB	304,790,000	4,957,917
Series 6226, 7.95%, 10/7/2026	RUB	205,650,000	3,381,072
Series 6207, 8.15%, 2/3/2027	RUB	9,000	150
Series 6218, 8.50%, 9/17/2031	RUB	118,892,000	2,058,740
			35,336,221
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bond:
Series R208, 6.75%, 3/31/2021	ZAR	9,500,000	677,472
Series R213, 7.00%, 2/28/2031	ZAR	5,500,000	333,871
Series 2048, 8.75%, 2/28/2048	ZAR	2,000,000	127,889
Series R186, 10.50%, 12/21/2026	ZAR	42,600,000	3,414,042
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	1,041,000	54,342
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	725,887
Series R213, 7.00%, 2/28/2031	ZAR	40,062,000	2,431,917
Series R207, 7.25%, 1/15/2020	ZAR	10,720,000	764,397
Series 2023, 7.75%, 2/28/2023	ZAR	31,680,000	2,279,635
Series 2030, 8.00%, 1/31/2030	ZAR	88,795,000	5,945,409
Security Description		Principal Amount	Value
Series 2032, 8.25%, 3/31/2032	ZAR	32,440,000	$ 2,142,905
Series 2037, 8.50%, 1/31/2037	ZAR	16,597,000	1,074,192
Series 2044, 8.75%, 1/31/2044	ZAR	123,141,000	7,953,666
Series 2048, 8.75%, 2/28/2048	ZAR	15,180,000	970,680
Series 2035, 8.88%, 2/28/2035	ZAR	18,330,000	1,240,265
Series 2040, 9.00%, 1/31/2040	ZAR	69,290,000	4,626,466
Series R186, 10.50%, 12/21/2026	ZAR	7,565,000	606,273
			35,369,308
SOUTH KOREA — 12.3%
Korea Monetary Stabilization Bond Series 2008, 2.06%, 8/2/2020	KRW	250,000,000	217,638
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	4,272,800,000	3,688,960
Series 2612, 1.50%, 12/10/2026	KRW	3,304,000,000	2,839,924
Series 3609, 1.50%, 9/10/2036	KRW	3,463,000,000	2,936,120
Series 2206, 1.63%, 6/10/2022	KRW	1,050,000,000	912,858
Series 2012, 1.75%, 12/10/2020	KRW	4,820,000,000	4,188,220
Series 2203, 1.88%, 3/10/2022	KRW	4,403,000,000	3,848,521
Series 2403, 1.88%, 3/10/2024	KRW	2,675,000,000	2,353,080
Series 2606, 1.88%, 6/10/2026	KRW	2,609,000,000	2,300,230
Series 2906, 1.88%, 6/10/2029	KRW	3,000,000,000	2,659,866
Series 2003, 2.00%, 3/10/2020	KRW	1,552,000,000	1,348,349
Series 2009, 2.00%, 9/10/2020	KRW	2,786,000,000	2,426,092
Series 2103, 2.00%, 3/10/2021	KRW	500,000,000	436,601
Series 2112, 2.00%, 12/10/2021	KRW	1,750,000,000	1,533,196
Series 2209, 2.00%, 9/10/2022	KRW	4,640,200,000	4,079,508
Series 4603, 2.00%, 3/10/2046	KRW	1,170,000,000	1,089,144
Series 4903, 2.00%, 3/10/2049	KRW	4,165,000,000	3,899,621
Series 2706, 2.13%, 6/10/2027	KRW	6,062,000,000	5,446,883
Series 4703, 2.13%, 3/10/2047	KRW	5,412,000,000	5,176,798

See accompanying notes to financial statements.
132

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description		Principal Amount	Value
Series 2106, 2.25%, 6/10/2021	KRW	3,131,000,000	$ 2,749,254
Series 2309, 2.25%, 9/10/2023	KRW	6,090,000,000	5,423,780
Series 2506, 2.25%, 6/10/2025	KRW	2,230,000,000	2,004,288
Series 2512, 2.25%, 12/10/2025	KRW	500,000,000	450,508
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,386,472
Series 2303, 2.38%, 3/10/2023	KRW	1,268,000,000	1,130,586
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	5,137,318
Series 2812, 2.38%, 12/10/2028	KRW	5,239,000,000	4,829,681
Series 3809, 2.38%, 9/10/2038	KRW	5,709,000,000	5,538,087
Series 2806, 2.63%, 6/10/2028	KRW	5,035,000,000	4,720,396
Series 3509, 2.63%, 9/10/2035	KRW	670,000,000	661,250
Series 4803, 2.63%, 3/10/2048	KRW	5,354,000,000	5,661,495
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,350,355
Series 2409, 3.00%, 9/10/2024	KRW	100,000,000	92,731
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	289,649
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,490,165
Series 2206, 3.75%, 6/10/2022	KRW	360,000,000	331,990
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	433,169
Series 2106, 4.25%, 6/10/2021	KRW	1,127,000,000	1,026,866
			100,089,649
THAILAND — 7.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	79,250,000	2,590,709
2.00%, 12/17/2022	THB	77,102,000	2,529,527
2.13%, 12/17/2026	THB	115,140,000	3,785,028
2.40%, 12/17/2023	THB	152,400,000	5,084,242
2.55%, 6/26/2020	THB	37,178,000	1,220,779
2.88%, 12/17/2028	THB	169,510,000	5,872,175
2.88%, 6/17/2046	THB	34,085,000	1,111,281
3.30%, 6/17/2038	THB	179,500,000	6,575,754
3.40%, 6/17/2036	THB	130,960,000	4,857,455
3.58%, 12/17/2027	THB	4,650,000	169,281
3.60%, 6/17/2067	THB	71,000,000	2,496,184
3.63%, 6/16/2023	THB	44,139,000	1,537,599
3.65%, 12/17/2021	THB	69,681,000	2,373,244
3.65%, 6/20/2031	THB	5,845,000	218,161
3.78%, 6/25/2032	THB	73,940,000	2,789,384
Security Description		Principal Amount	Value
3.80%, 6/14/2041	THB	12,750,000	$ 473,758
3.85%, 12/12/2025	THB	19,632,000	711,463
3.85%, 12/12/2025	THB	122,750,000	4,448,454
4.00%, 6/17/2066	THB	49,280,000	1,872,095
4.68%, 6/29/2044	THB	49,500,000	2,118,347
4.85%, 6/17/2061	THB	48,195,000	2,173,904
4.88%, 6/22/2029	THB	22,564,000	916,227
4.88%, 6/22/2029	THB	100,000,000	4,060,572
5.67%, 3/13/2028	THB	10,000,000	418,757
Series 06-5, 5.85%, 3/31/2021	THB	16,000,000	557,541
			60,961,921
TURKEY — 3.1%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	175,000	22,329
7.40%, 2/5/2020	TRY	1,250,000	200,013
8.00%, 3/12/2025	TRY	6,690,000	797,156
8.50%, 9/14/2022	TRY	4,000,000	549,792
8.80%, 9/27/2023	TRY	2,300,000	302,452
9.00%, 7/24/2024	TRY	8,550,000	1,096,097
9.20%, 9/22/2021	TRY	25,960,000	3,815,007
9.40%, 7/8/2020	TRY	2,700,000	421,011
10.40%, 3/20/2024	TRY	850,000	116,317
10.50%, 8/11/2027	TRY	14,580,000	1,884,258
10.60%, 2/11/2026	TRY	15,544,000	2,080,058
10.70%, 2/17/2021	TRY	7,870,000	1,210,979
10.70%, 8/17/2022	TRY	11,190,000	1,637,679
11.00%, 3/2/2022	TRY	20,210,000	3,024,162
11.00%, 2/24/2027	TRY	10,548,000	1,404,212
12.20%, 1/18/2023	TRY	23,470,000	3,550,527
12.40%, 3/8/2028	TRY	8,050,000	1,155,169
16.20%, 6/14/2023	TRY	5,850,000	991,183
23.00%, 8/12/2020	TRY	2,900,000	516,424
			24,774,825
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $793,961,917)			788,741,769
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $3,816,789)	3,816,789	3,816,789
TOTAL INVESTMENTS — 97.8% (Cost $797,778,706)		792,558,558
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		18,179,162
NET ASSETS — 100.0%		$ 810,737,720

See accompanying notes to financial statements.
133

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
At June 30, 2019, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale SA	ARS 40,000,000	USD 925,926	07/05/2019	$ (13,693)
Societe Generale SA	ARS 38,000,000	USD 879,630	07/05/2019	(13,008)
Societe Generale SA	USD 804,233	ARS 38,000,000	07/05/2019	88,405
Societe Generale SA	ARS 78,000,000	USD 1,750,056	08/06/2019	(1,433)
Societe Generale SA	USD 844,257	ARS 38,000,000	08/06/2019	9,033
Societe Generale SA	USD 888,691	ARS 40,000,000	08/06/2019	9,509
Standard Chartered Bank	COP 2,008,000,000	USD 629,122	07/05/2019	3,021
Standard Chartered Bank	IDR 5,000,000,000	USD 348,675	07/05/2019	(5,271)
Standard Chartered Bank	IDR 9,400,000,000	USD 664,217	07/05/2019	(1,202)
Standard Chartered Bank	USD 511,050	IDR 7,400,000,000	07/05/2019	12,791
Standard Chartered Bank	USD 595,540	COP 2,008,000,000	07/05/2019	30,561
Standard Chartered Bank	USD 299,786	ARS 14,000,000	07/05/2019	29,080
Standard Chartered Bank	USD 387,931	ARS 18,000,000	07/05/2019	34,897
Standard Chartered Bank	USD 174,102	ARS 8,000,000	07/05/2019	13,821
Standard Chartered Bank	USD 490,196	IDR 7,000,000,000	07/05/2019	5,329
Standard Chartered Bank	COP 2,008,000,000	USD 624,572	08/06/2019	(132)
Standard Chartered Bank	USD 627,942	COP 2,008,000,000	08/06/2019	(3,237)
Standard Chartered Bank	USD 661,692	IDR 9,400,000,000	08/06/2019	1,336
Total				$199,807
See accompanying notes to financial statements.
134

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

During the period ended June 30, 2019, average notional value related to foreign currency exchange contracts was $24,048,697 or 3% of net assets.
ARS	Argentina Peso
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$788,741,769	$—	$788,741,769
Short-Term Investment	3,816,789	—	—	3,816,789
TOTAL INVESTMENTS	$3,816,789	$788,741,769	$—	$792,558,558
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	237,783	—	237,783
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 237,783	$—	$ 237,783
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,816,789	$788,941,576	$—	$792,758,365
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(37,976)	—	(37,976)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (37,976)	$—	$ (37,976)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,933,969	$2,933,969	$235,565,533	$234,682,713	$—	$—	3,816,789	$3,816,789	$79,419
See accompanying notes to financial statements.
135

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.4%
ALABAMA — 1.3%
Alabama, Industrial Development Authority Revenue 6.45%, 12/1/2023	$ 285,000	$ 288,973
Alabama, ST, Industrial Development Authority Revenue 6.45%, 12/1/2023	115,000	116,603
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	2,835,000	3,150,053
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue Series A, 3.00%, 2/1/2029	105,000	108,230
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	271,949
Series D, 6.00%, 10/1/2042	1,210,000	1,429,506
Series D, 6.50%, 10/1/2053	2,010,000	2,407,638
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	100,000	101,937
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,693,136
Tuscaloosa County, AL, Industrial Development Authority Revenue Series A, 5.25%, 5/1/2044 (b)	1,020,000	1,124,479
		10,692,504
ALASKA — 0.4%
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	500,000
Series A, 5.00%, 6/1/2046	2,640,000	2,620,332
Series B, Zero Coupon, 6/1/2046	2,500,000	256,800
University of Alaska, AK, Revenue Series T, 5.00%, 10/1/2039	150,000	171,051
		3,548,183
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,056,860
ARIZONA — 2.2%
Arizona Industrial Development Authority Revenue:
Security Description	Principal Amount	Value
5.25%, 7/1/2022 (b)	$ 300,000	$ 300,399
Series A, 5.00%, 7/15/2049 (b)	500,000	536,910
Series A, 5.25%, 7/1/2047 (b)	240,000	247,094
Series A, 5.38%, 7/1/2050 (b)	500,000	539,700
Series A, 6.38%, 6/1/2039 (b)	1,000,000	1,046,960
Series B, 5.00%, 3/1/2037 (b)	75,000	81,098
Series B, 5.00%, 3/1/2042 (b)	70,000	74,879
Series B, 5.00%, 1/1/2043	710,000	775,654
Series D, 5.00%, 7/1/2051 (b)	185,000	196,644
Series G, 5.00%, 7/1/2047 (b)	100,000	106,646
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,135,238
5.25%, 11/15/2046	1,010,000	1,062,187
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2036	225,000	249,615
6.00%, 7/1/2052 (b)	1,870,000	2,104,105
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	267,010
4.00%, 10/1/2041	30,000	31,630
4.00%, 10/1/2047	185,000	194,061
5.00%, 7/1/2035 (b)	1,325,000	1,415,418
Series A, 4.00%, 7/1/2022 (b)	750,000	747,097
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	1,025,880
5.25%, 7/1/2036	315,000	296,629
6.00%, 7/1/2048	1,070,000	1,062,692
6.75%, 2/1/2050 (b)	310,000	334,010
Series A, 7.38%, 7/1/2049	100,000	102,653
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	890,000	980,673
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2032	895,000	1,133,303
5.00%, 12/1/2037	925,000	1,201,917
5.25%, 12/1/2027	265,000	324,845
5.25%, 12/1/2028	105,000	130,712
Watson Road, AZ, Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	400,000	400,052
		18,105,711
ARKANSAS — 0.3%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (b)	1,000,000	1,037,980

See accompanying notes to financial statements.
136

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	$ 510,000	$ 522,449
5.50%, 7/1/2043	830,000	848,160
		2,408,589
CALIFORNIA — 12.4%
Abc, CA, Unified School District, General Obligation Series C, Zero Coupon, 8/1/2028 (a)	100,000	81,980
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	175,000	178,316
Series B, 5.00%, 10/1/2037	500,000	577,155
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	494,433
Series A, 5.00%, 3/1/2041	665,000	698,649
Series A, 5.25%, 3/1/2036	1,250,000	1,359,312
Bakersfield, CA, City School District, General Obligation Series C, 5.80%, 5/1/2042	160,000	124,915
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	157,177
California Community Housing Agency, Workforce Housing Revenue Series A, 5.00%, 4/1/2049 (b)	405,000	444,605
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	4,020,000	639,872
5.25%, 6/1/2045	115,000	115,299
5.25%, 6/1/2046	105,000	104,994
5.45%, 6/1/2028	1,000,000	1,015,140
Series A, 5.25%, 6/1/2045	175,000	175,018
Series C, Zero Coupon, 6/1/2057	5,000,000	508,050
California Educational Facilities Authority Revenue Series A, 5.00%, 4/1/2035	250,000	297,573
California State, Public Works Board, Lease Revenue 2.50%, 10/1/2029	200,000	206,084
California, Golden State Tobacco Securitization Corp., CA, Revenue:
Series A, 5.00%, 6/1/2029	175,000	200,590
Series A, 5.00%, 6/1/2045	320,000	367,706
Series A-1, 5.00%, 6/1/2047	4,825,000	4,828,426
Series A-1, 5.25%, 6/1/2047	4,660,000	4,715,734
Series A-2, 5.00%, 6/1/2047	7,820,000	7,825,552
Series A-2, 5.30%, 6/1/2037	2,100,000	2,164,218
Security Description	Principal Amount	Value
Series B, Zero Coupon, 6/1/2047	$ 12,590,000	$ 1,977,259
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	375,000	398,062
Series A, 4.00%, 8/15/2049	475,000	505,808
Series A, 5.00%, 8/15/2047	480,000	559,109
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	350,000	428,109
California, Municipal Finance Authority Revenue:
5.00%, 6/30/2027	205,000	249,661
5.00%, 6/30/2028	100,000	123,624
5.00%, 12/31/2031	1,000,000	1,205,600
5.00%, 7/1/2046 (b)	500,000	543,280
5.00%, 6/1/2048	600,000	697,380
5.25%, 1/1/2045	1,000,000	1,004,260
Series A, 5.00%, 11/1/2030	150,000	173,004
Series A, 5.00%, 7/1/2034	280,000	327,844
Series A, 5.00%, 7/1/2047	185,000	210,277
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,381,462
Series A, 5.25%, 11/1/2041	1,000,000	1,116,570
Series A, 5.50%, 6/1/2048 (b)	105,000	115,760
Series B, 5.88%, 8/15/2049	490,000	534,482
California, Municipal Finance Authority, Student Housing Revenue 5.00%, 5/15/2051	265,000	307,819
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	383,072
5.00%, 11/21/2045 (b)	500,000	533,790
7.00%, 7/1/2022 (b)	250,000	257,763
8.00%, 7/1/2039 (b)	1,000,000	1,085,920
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	250,000	263,855
Series A, 5.00%, 7/1/2045 (b)	575,000	636,002
Series A, 5.00%, 8/1/2045 (b)	600,000	662,298
Series A, 5.00%, 7/1/2047 (b)	250,000	272,683
Series A, 5.13%, 7/1/2044	60,000	66,050
Series A, 6.00%, 10/1/2049	200,000	221,040
California, Statewide Communities Development Authority Revenue:
2.63%, 11/1/2033 (c)	310,000	313,553
4.00%, 4/1/2042	130,000	137,765
5.00%, 5/15/2033	115,000	134,387
5.25%, 12/1/2034	800,000	895,344
5.25%, 12/1/2038 (b)	1,475,000	1,713,227
5.25%, 7/1/2039 (b)	2,000,000	2,294,920
5.25%, 12/1/2044	1,500,000	1,653,675
5.50%, 12/1/2054	1,000,000	1,108,590
7.00%, 7/1/2046	160,000	171,640

See accompanying notes to financial statements.
137

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A, 3.50%, 11/1/2027 (b)	$ 285,000	$ 301,761
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,143,410
Series A, 5.00%, 9/2/2039	1,000,000	1,157,940
Series A, 5.00%, 12/1/2046 (b)	2,080,000	2,296,632
Series A, 5.25%, 11/1/2044 (b)	300,000	328,215
Series A, 5.25%, 12/1/2056 (b)	2,325,000	2,592,026
Series A, 5.50%, 7/1/2039	355,000	352,433
Series A, 5.75%, 7/1/2030	945,000	939,661
Series A, 5.75%, 7/1/2035	100,000	99,343
Series A, 6.00%, 10/1/2047	1,000,000	1,075,410
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055	15,750,000	550,777
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	400,000	267,460
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	107,042
Coachella Valley, CA, Unified School District Revenue Series D, Zero Coupon, 8/1/2038 (a)	300,000	167,892
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	201,474
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	903,520
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,428,812
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (a)	455,000	509,063
Series A, 5.75%, 1/15/2046	775,000	896,807
Series B1, 3.95%, 1/15/2053	1,130,000	1,184,364
Series C, 6.25%, 1/15/2033	500,000	587,055
Inland Empire, CA, Tobacco Securitization Authority Revenue Series B, 5.75%, 6/1/2026	170,000	176,419
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,040,880
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,038,266
Lake Tahoe, CA, Unified School District, General Obligation 6.38%, 8/1/2045 (a)	280,000	234,220
Security Description	Principal Amount	Value
Lancaster, CA, Redevelopment Agency Successor Agency Revenue Series A, 3.00%, 8/1/2034	$ 140,000	$ 141,408
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	124,392
Series A, 5.50%, 11/15/2030	155,000	201,936
Series A, 5.50%, 11/15/2037	435,000	594,414
Series C, 5.50%, 8/1/2031 (a)	220,000	279,486
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	566,930
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,167,545
Series B, 6.50%, 11/1/2039	645,000	971,699
Series B, 7.00%, 11/1/2034	400,000	599,636
Series C, 6.13%, 11/1/2029	300,000	380,847
Oakland, CA, Unified School District, General Obligation:
5.00%, 8/1/2026 (a)	220,000	263,626
Series A, 5.00%, 8/1/2033	65,000	75,267
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	581,850
Series A, 5.00%, 8/15/2046	550,000	620,730
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	2,000,000	2,307,500
Palomar Health, CA, Certificate of Participation 4.00%, 11/1/2038	1,445,000	1,503,783
Palomar Health, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,096,940
Palomar Pomerado, CA, General Obligation:
Series A, Zero Coupon, 8/1/2035	100,000	59,276
Series A, Zero Coupon, 8/1/2036	365,000	207,225
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	404,506
Rd 17, CA, Levee Area Public Financing Authority, Special Assessment 4.00%, 9/1/2044 (a)	155,000	167,701
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	431,342
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	610,000	658,196
5.25%, 11/1/2040	100,000	118,802

See accompanying notes to financial statements.
138

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	$ 445,000	$ 511,781
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	227,252
5.00%, 2/15/2026	155,000	183,487
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	279,860
5.00%, 9/1/2047 (b)	1,000,000	1,117,120
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,123,501
5.00%, 9/1/2045	100,000	112,961
5.00%, 9/1/2046	830,000	937,211
Sacramento, CA, City Financing Authority Revenue Series E, 5.25%, 12/1/2030 (a)	390,000	499,391
San Bernardino City, CA, Unified School District, General Obligation Series D, Zero Coupon, 8/1/2035 (a)	250,000	159,138
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	814,804
8.00%, 12/1/2026	650,000	740,467
San Diego County, CA, Regional Airport Authority Revenue Series B, 5.00%, 7/1/2042	190,000	224,382
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series B, 5.00%, 5/1/2047	120,000	141,600
San Francisco, CA, Community College District General Obligation 5.00%, 6/15/2023	150,000	172,340
San Gorgonio, CA, Memorial Health Care District General Obligation 5.00%, 8/1/2039	400,000	434,500
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	563,805
Series B, 5.25%, 1/15/2049	400,000	447,960
Savanna, CA, Element School District General Obligation Series B, 6.75%, 2/1/2052 (a)	880,000	801,548
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	5,250,000	446,302
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	390,000	496,926
Security Description	Principal Amount	Value
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	$ 75,000	$ 83,899
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (b)	100,000	105,274
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	6,550,000	887,710
Series A-1, 5.00%, 6/1/2037	1,145,000	1,150,794
Series A-1, 5.13%, 6/1/2046	1,070,000	1,072,322
Series A-1, 5.50%, 6/1/2045	745,000	747,831
Series B, Zero Coupon, 6/1/2045	1,000,000	204,760
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	547,500
Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	274,424
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	117,948
Vallejo, CA, City Unified School District General Obligation 5.00%, 8/1/2026	100,000	123,509
West Sacramento, CA, Financing Authority Revenue:
5.00%, 9/1/2025	545,000	602,792
Series A, 5.00%, 9/1/2026	295,000	348,944
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031	275,000	181,002
		101,936,706
COLORADO — 2.9%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,538,805
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	542,705
Colorado, Educational & Cultural Facilities Authority Revenue:
3.25%, 6/1/2046	270,000	266,417
4.13%, 11/15/2044	225,000	233,446
Series A, 4.00%, 3/1/2037	250,000	274,165
Colorado, Health Facilities Authority Revenue:
5.00%, 1/1/2037	1,750,000	1,902,075
5.50%, 6/1/2033	465,000	523,139
Series A, 4.50%, 9/1/2038	580,000	580,998
Series A, 4.75%, 9/1/2040	45,000	45,029
Series A, 5.25%, 1/1/2040	525,000	579,684
Series A, 5.30%, 7/1/2037	500,000	500,135

See accompanying notes to financial statements.
139

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series B, 5.00%, 5/15/2048	$ 1,070,000	$ 1,122,430
Series R, 5.00%, 6/1/2037	300,000	347,184
Series R, 5.00%, 6/1/2047	150,000	170,768
Colorado, High Performance Transportation Enterprise Revenue:
5.00%, 12/31/2056	500,000	544,250
5.75%, 1/1/2044	750,000	820,342
Commerce City, CO, Sales & USE Tax Revenue 4.25%, 8/1/2040 (a)	860,000	915,281
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,451,532
Denver, CO, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	40,000	43,508
Series A, 5.25%, 12/1/2045	370,000	406,138
Denver, CO, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	118,406
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (b)	100,000	105,712
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,067,840
E-470, CO, Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	217,180
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,558,785
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (b) (d)	500,000	499,975
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	971,320
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,163,530
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,032,170
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (b)	1,000,000	1,032,540
Security Description	Principal Amount	Value
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	$ 550,000	$ 809,952
Regional, CO, Transportation District, Private Activity Revenue:
6.00%, 1/15/2034	300,000	310,671
6.00%, 1/15/2041	100,000	103,557
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	742,252
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	143,103
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,036,100
		23,721,124
CONNECTICUT — 1.3%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	295,353
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	297,238
Series A, 5.00%, 3/1/2027	100,000	114,233
Series A, 5.00%, 3/15/2027	110,000	131,315
Series A, 5.00%, 3/15/2028	295,000	343,698
Series A, 5.00%, 4/15/2030	750,000	916,597
Series B, 5.00%, 4/15/2025	160,000	188,645
Series B, 5.00%, 4/15/2029	400,000	434,204
Series B, 5.00%, 4/15/2032	130,000	140,240
Series D, 5.00%, 11/1/2023	130,000	140,195
Series D, 5.00%, 8/15/2025	150,000	178,176
Series E, 4.00%, 9/15/2028	125,000	132,675
Series E, 5.00%, 9/15/2026	100,000	110,319
Series F, 5.00%, 11/15/2025	100,000	116,644
Series F, 5.00%, 11/15/2027	100,000	116,072
Connecticut, State Health & Educational Facilities Authority Revenue:
5.00%, 7/1/2032	105,000	123,587
Series A, 5.00%, 9/1/2046 (b)	110,000	116,295
Series A, 5.00%, 9/1/2053 (b)	500,000	526,395
Series B, 4.00%, 7/1/2034	130,000	136,776
Series F, 3.50%, 7/1/2026	5,000	5,108
Series F, 4.00%, 7/1/2030	100,000	103,497
Series I, 5.00%, 7/1/2030	255,000	262,925
Series J, 4.25%, 7/1/2031	250,000	263,475
Series J, 4.50%, 7/1/2038	510,000	529,880
Series J, 5.00%, 7/1/2042	1,205,000	1,288,326
Series L, 4.00%, 7/1/2034	250,000	268,627
Series L, 4.13%, 7/1/2041	500,000	531,230

See accompanying notes to financial statements.
140

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	$ 320,000	$ 364,720
Series A, 5.00%, 9/1/2025	205,000	238,290
Series A, 5.00%, 9/1/2029	235,000	270,184
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (b)	1,000,000	1,112,940
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	110,926
Series A, 5.00%, 4/1/2031	220,000	241,985
Series B, 3.00%, 10/1/2030 (a)	140,000	143,877
Series C, 3.00%, 7/15/2027 (a)	100,000	104,524
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2025	190,000	215,240
Series A, 5.00%, 8/15/2026	220,000	248,848
Series A, 5.00%, 8/15/2027	100,000	112,815
		10,976,074
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	809,896
DISTRICT OF COLUMBIA — 0.4%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	162,858
Series A, 5.00%, 7/1/2052	100,000	105,526
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	126,942
Series A, 6.25%, 10/1/2032	465,000	487,348
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	480,000	536,534
Series A, Zero Coupon, 6/15/2046	6,000,000	996,300
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	603,370
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	400,000	425,480
		3,444,358
FLORIDA — 6.0%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	50,000	47,488
6.25%, 11/15/2044	400,000	352,588
6.38%, 11/15/2049	375,000	331,590
Security Description	Principal Amount	Value
Series A, 4.00%, 12/1/2044	$ 325,000	$ 338,400
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	905,000	930,159
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	229,465
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	100,000	100,577
4.70%, 5/1/2036	100,000	102,698
Broward, FL, Airport System Revenue:
Series Q-1, 4.00%, 10/1/2042	140,000	145,471
Series Q-1, 5.00%, 10/1/2024	115,000	128,777
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (b)	1,000,000	1,090,130
Capital Trust Agency, FL, Senior Living Revenue Series A, 5.88%, 7/1/2054	1,000,000	1,136,870
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
6.10%, 8/15/2038 (b)	215,000	221,960
Series A, 5.00%, 6/15/2039 (b)	390,000	404,114
Series A, 5.13%, 6/15/2037 (b)	450,000	467,703
Series A, 5.38%, 6/15/2038 (b)	105,000	110,363
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2046 (b)	750,000	788,835
Capital Trust Agency, Inc., FL, Revenue:
Series A, 5.00%, 7/1/2050	600,000	425,868
Series A, 7.50%, 6/1/2048 (b)	2,165,000	2,330,991
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (b)	115,000	119,492
5.88%, 8/1/2052 (b)	610,000	634,406
Series A1, 5.00%, 7/1/2048	135,000	145,436
Capital Trust Agency, Inc., FL, Student Housing Revenue Series A, 5.25%, 12/1/2058 (b)	1,000,000	1,022,310
Central, FL, Expressway Authority Revenue Series A, 4.00%, 7/1/2037	250,000	272,652
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (b)	220,000	231,810
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (b)	400,000	397,208
Series A, 8.25%, 5/15/2049 (b)	100,000	99,314

See accompanying notes to financial statements.
141

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (b)	$ 240,000	$ 250,198
Crossings, AT, Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	730,000	775,545
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 4.00%, 7/15/2026 (b)	190,000	192,704
Series A, 6.00%, 6/15/2035 (b)	505,000	552,985
Series A, 6.00%, 6/15/2044 (b)	575,000	567,082
Series A, 6.13%, 6/15/2043 (b)	500,000	512,355
Series A, 6.13%, 6/15/2044	555,000	594,372
Series A, 6.50%, 7/1/2044	925,000	982,748
Series A, 7.50%, 6/15/2033	500,000	538,795
Series A, 7.63%, 6/15/2041	570,000	611,872
Florida Development Finance Corp., Surface Transportation Facilities Revenue:
Series A, 6.25%, 1/1/2049 (b) (c)	3,515,000	3,446,457
Series A, 6.38%, 1/1/2049 (b) (c)	3,365,000	3,277,476
Series A, 6.50%, 1/1/2049 (b) (c)	2,670,000	2,593,237
Florida Higher Educational Facilities Financial Authority Revenue:
Series A, 3.00%, 12/1/2046	100,000	100,447
Series A1, 4.50%, 6/1/2033 (b)	160,000	171,650
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 11/15/2036	350,000	370,440
Series A, 5.00%, 10/1/2042	500,000	582,770
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	602,965
Series B, 6.00%, 11/1/2029	330,000	341,609
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	195,000	195,160
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	129,858
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	313,017
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	550,660
6.25%, 4/1/2049	500,000	554,260
Security Description	Principal Amount	Value
Homestead, FL, General Obligation 5.00%, 7/1/2039	$ 330,000	$ 380,140
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	432,260
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	400,351
Series III B, 3.38%, 10/1/2034	480,000	484,925
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	516,505
5.75%, 11/1/2042	500,000	525,785
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	504,700
Lee County, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	117,640
Martin County, FL, Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,019,390
Miami Beach, FL, Redevelopment Agency, Tax Allocation:
5.00%, 2/1/2024	120,000	138,449
5.00%, 2/1/2029	275,000	312,353
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,077,480
Miami, FL, Health Facilities Authority Revenue 5.13%, 7/1/2046	170,000	190,179
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2029	385,000	461,642
Series A, 5.00%, 7/1/2031	200,000	218,370
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	284,452
Miami-Dade County, FL, Industrial Development Authority Revenue 5.25%, 9/15/2044	250,000	269,735
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	101,240
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	292,942

See accompanying notes to financial statements.
142

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	$ 695,000	$ 728,728
Series B, 5.00%, 5/1/2037	925,000	969,890
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	390,452
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (a)	200,000	238,478
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (b)	185,000	200,266
5.00%, 4/1/2051 (b)	110,000	117,245
Pinellas County, FL, Educational Facilities Authority Revenue:
6.00%, 10/1/2041	100,000	105,985
6.50%, 10/1/2031	220,000	237,855
Pompano Beach, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,206,992
Port Saint Lucie, FL, Utility System Revenue 3.00%, 9/1/2035	185,000	187,836
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	101,841
Series A, 5.00%, 12/1/2041	225,000	251,788
Series A, 5.00%, 12/1/2055	440,000	487,920
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	563,355
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (e)	10,000	10,029
Series 2015-1, 6.61%, 5/1/2040	290,000	241,808
Series 2015-2, 6.61%, 5/1/2040	180,000	123,478
Series 2015-3, 6.61%, 5/1/2040 (e) (f)	195,000	—
Series 3, 6.65%, 5/1/2040 (e) (f)	120,000	—
Series A2, 4.25%, 5/1/2037	1,100,000	1,100,869
Series A3, 6.61%, 5/1/2040	195,000	195,564
Series A4, 6.61%, 5/1/2040	85,000	71,844
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (b)	2,000,000	2,092,300
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	146,164
Security Description	Principal Amount	Value
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	$ 670,000	$ 716,056
		49,630,618
GEORGIA — 0.8%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	379,347
Series A1, 6.75%, 1/1/2035	850,000	912,900
Series A1, 7.00%, 1/1/2040	500,000	538,325
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	583,200
Series D, 4.13%, 11/1/2045	400,000	420,324
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue 5.00%, 7/1/2042	1,000,000	1,086,710
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	260,010
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	170,000	208,616
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	549,215
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	635,000	672,414
Series A, 5.50%, 7/1/2060	170,000	186,524
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (b)	1,000,000	1,043,210
		6,840,795
GUAM — 0.4%
Guam Government Business Privilege Revenue:
Series A, 5.13%, 1/1/2042	400,000	416,676
Series B1, 5.00%, 1/1/2037	100,000	104,135
Series B1, 5.00%, 1/1/2042	640,000	664,000
Series D, 5.00%, 11/15/2029	525,000	589,423
Series D, 5.00%, 11/15/2034	250,000	275,042
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	155,000	166,089
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	349,537

See accompanying notes to financial statements.
143

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Guam International Airport Authority Revenue Series C, 6.38%, 10/1/2043	$ 590,000	$ 683,539
Guam Power Authority Revenue Series A, 5.00%, 10/1/2024 (a)	250,000	276,812
		3,525,253
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (b)	355,000	370,556
Series A, 5.00%, 1/1/2045 (b)	750,000	760,065
		1,130,621
IDAHO — 0.1%
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	650,711
ILLINOIS — 10.1%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	258,757
Series A, 5.50%, 12/1/2043	115,000	114,921
Chicago Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2031 (a)	1,060,000	697,819
Series A, 4.00%, 12/1/2022	100,000	103,318
Series A, 5.00%, 12/1/2033	1,000,000	1,120,140
Series A, 5.00%, 12/1/2041	4,245,000	4,382,496
Series A, 5.00%, 12/1/2042	3,160,000	3,295,532
Series A, 5.50%, 12/1/2026 (a)	160,000	181,800
Series A, 5.50%, 12/1/2039	1,110,000	1,159,950
Series A, 7.00%, 12/1/2026	1,100,000	1,361,470
Series A, 7.00%, 12/1/2044	3,305,000	3,967,223
Series A, 7.00%, 12/1/2046 (b)	1,950,000	2,426,775
Series B, 5.00%, 12/1/2033	335,000	352,778
Series B, 5.00%, 12/1/2034	410,000	431,131
Series B-1, Zero Coupon, 12/1/2028 (a)	405,000	303,827
Series B-1, Zero Coupon, 12/1/2029 (a)	320,000	229,894
Series B-1, Zero Coupon, 12/1/2030 (a)	220,000	150,773
Series C, 5.25%, 12/1/2035	880,000	956,305
Series C, 5.25%, 12/1/2039	390,000	420,642
Series D, 5.00%, 12/1/2046	1,250,000	1,315,687
Series E, 5.13%, 12/1/2032	565,000	614,460
Series F, 5.00%, 12/1/2031	310,000	316,814
Series H, 5.00%, 12/1/2046	1,500,000	1,634,280
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	292,003
6.00%, 4/1/2046	350,000	409,941
6.10%, 4/1/2036	45,000	53,787
Chicago, IL, General Obligation:
Series A, 5.00%, 1/1/2025	585,000	637,919
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2027	$ 300,000	$ 326,088
Series A, 5.00%, 1/1/2028 (a)	150,000	153,030
Series A, 5.00%, 1/1/2035	355,000	377,791
Series A, 5.00%, 1/1/2040	1,000,000	1,101,400
Series A, 5.25%, 1/1/2029	450,000	491,549
Series A, 5.25%, 1/1/2033	810,000	874,849
Series A, 5.25%, 1/1/2035	185,000	190,607
Series A, 5.50%, 1/1/2033	170,000	188,321
Series C, 5.00%, 1/1/2024	65,000	70,829
Series C, 5.00%, 1/1/2026	180,000	201,798
Series C, 5.00%, 1/1/2027	195,000	218,501
Series C, 5.00%, 1/1/2035	470,000	509,823
Series C, 5.00%, 1/1/2038	275,000	296,236
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2026	100,000	118,700
Series A, 5.50%, 1/1/2030	200,000	224,450
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	268,335
5.00%, 1/1/2029	100,000	106,439
Chicago, IL, O'Hare International Airport Revenue:
5.50%, 1/1/2025	125,000	142,330
Series B, 5.00%, 1/1/2029	315,000	365,863
Series D, 5.00%, 1/1/2039	210,000	230,712
Series D, 5.00%, 1/1/2044	325,000	356,476
Series D, 5.00%, 1/1/2052	600,000	690,288
Chicago, IL, Waterworks Revenue:
4.00%, 11/1/2037	145,000	148,178
Series A-1, 5.00%, 11/1/2027	410,000	485,182
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	451,427
5.25%, 12/1/2025	240,000	261,722
5.25%, 12/1/2043	205,000	215,371
Cook County, IL, Revenue 6.75%, 10/15/2040 (c)	1,000,000	1,037,980
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	293,939
Illinois State, Finance Authority Revenue:
4.00%, 11/15/2038	180,000	184,356
4.00%, 12/1/2040	250,000	260,145
4.00%, 9/1/2041	115,000	120,144
4.25%, 5/15/2043	460,000	471,992
5.00%, 5/15/2033	2,220,000	2,306,180
5.00%, 10/1/2038	705,000	748,921
5.00%, 5/15/2043	625,000	660,881
5.00%, 12/1/2046	350,000	391,731
5.50%, 4/1/2032	500,000	500,260
5.63%, 5/15/2042	455,000	469,596
5.75%, 5/15/2046	1,000,000	1,034,050

See accompanying notes to financial statements.
144

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A, 3.00%, 10/1/2037	$ 1,030,000	$ 1,027,734
Series A, 4.25%, 5/15/2041	185,000	191,114
Series A, 4.75%, 5/15/2033	200,000	209,262
Series A, 5.00%, 2/15/2047	885,000	984,031
Series A, 5.00%, 2/15/2050	1,200,000	1,331,592
Series A, 5.25%, 5/1/2038	1,980,000	2,109,393
Series A, 5.25%, 5/15/2047	150,000	158,138
Series A, 6.00%, 7/1/2043	200,000	225,330
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	139,803
3.50%, 6/1/2031	700,000	695,289
4.00%, 2/1/2023	100,000	105,934
4.00%, 1/1/2031	620,000	645,011
4.00%, 6/1/2032	300,000	311,181
4.00%, 6/1/2034	200,000	206,292
4.00%, 6/1/2035	100,000	102,850
4.13%, 11/1/2031	260,000	272,779
4.50%, 11/1/2039	125,000	130,733
5.00%, 2/1/2023	325,000	355,401
5.00%, 5/1/2023	230,000	252,883
5.00%, 8/1/2024	1,220,000	1,312,183
5.00%, 2/1/2026	1,000,000	1,136,660
5.00%, 6/1/2027	945,000	1,074,285
5.00%, 3/1/2028	150,000	159,096
5.00%, 5/1/2028	700,000	769,601
5.00%, 1/1/2029	105,000	117,686
5.00%, 2/1/2029	175,000	199,204
5.00%, 4/1/2029	150,000	164,195
5.00%, 3/1/2031	110,000	115,966
5.00%, 4/1/2032	100,000	108,404
5.00%, 3/1/2034	200,000	210,052
5.00%, 11/1/2034	120,000	132,821
5.00%, 5/1/2035	140,000	151,011
5.00%, 3/1/2036	150,000	157,175
5.00%, 5/1/2036	125,000	134,581
5.00%, 11/1/2036	760,000	835,992
5.00%, 3/1/2037	250,000	261,650
5.00%, 2/1/2039	1,200,000	1,281,696
5.00%, 5/1/2039	380,000	407,018
5.00%, 11/1/2040	180,000	196,274
5.00%, 1/1/2041	300,000	324,333
5.25%, 7/1/2028	750,000	822,202
5.25%, 2/1/2029	405,000	447,553
5.25%, 7/1/2029	100,000	109,309
5.25%, 2/1/2033	230,000	251,496
5.50%, 7/1/2024	660,000	736,091
5.50%, 7/1/2025	185,000	205,431
5.50%, 7/1/2026	120,000	133,207
5.50%, 7/1/2027	200,000	221,536
5.50%, 7/1/2033	665,000	731,533
5.50%, 7/1/2038	200,000	218,210
Series A, 4.00%, 1/1/2024	135,000	139,274
Series A, 4.00%, 5/1/2024	135,000	142,960
Series A, 4.00%, 1/1/2030	515,000	525,949
Series A, 4.63%, 5/1/2037	610,000	657,464
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2024	$ 150,000	$ 169,140
Series A, 5.00%, 12/1/2028	465,000	536,052
Series A, 5.00%, 10/1/2030	1,120,000	1,290,464
Series A, 5.00%, 4/1/2035	250,000	266,458
Series A, 5.00%, 4/1/2036	140,000	148,994
Series A, 6.00%, 5/1/2025	435,000	514,096
Series B, 5.00%, 12/1/2024	100,000	113,096
Illinois State, Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	680,000	565,794
5.00%, 6/15/2025 (a)	115,000	129,901
Illinois, State Sales Tax Revenue:
Series A, 5.00%, 6/15/2026	610,000	698,060
Series A, 5.00%, 6/15/2027	230,000	261,453
Metropolitan Pier & Exposition Authority Revenue:
Series A, Zero Coupon, 6/15/2031 (a)	215,000	148,101
Series A, Zero Coupon, 6/15/2034 (a)	130,000	78,688
Series A, Zero Coupon, 6/15/2036 (a)	2,500,000	1,380,000
Series A, 5.50%, 6/15/2029 (a)	615,000	720,872
Series B, Zero Coupon, 6/15/2027 (a)	125,000	101,938
Series B, Zero Coupon, 6/15/2043 (a)	200,000	83,892
Series B, Zero Coupon, 12/15/2050	1,000,000	280,420
Series B, 4.25%, 6/15/2042	1,100,000	1,108,173
Series B, 5.00%, 12/15/2026	115,000	122,807
Series B, 5.00%, 12/15/2028	390,000	415,631
Series B, 5.00%, 12/15/2040	100,000	108,737
Series B, 5.00%, 6/15/2052	250,000	260,938
Series B2, 5.25%, 6/15/2050	1,335,000	1,358,816
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue Series A, Zero Coupon, 12/15/2035 (a)	115,000	65,245
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	200,317
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	126,569
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	885,000	883,938
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (a)	190,000	220,320
Springfield, IL, Electric Revenue:
5.00%, 3/1/2026	255,000	296,792
5.00%, 3/1/2027	210,000	243,770

See accompanying notes to financial statements.
145

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
State Clair County, IL, Highway Revenue Series A, 4.25%, 1/1/2038	$ 550,000	$ 575,746
University of Illinois, IL, Revenue Series C, 3.63%, 4/1/2027	125,000	128,275
Village of Romeoville, IL, Revenue Series B, 4.13%, 10/1/2041	165,000	168,463
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Zero Coupon, 1/1/2025 (a)	290,000	250,525
Series B, Zero Coupon, 1/1/2027	300,000	233,445
Series B, Zero Coupon, 1/1/2028	190,000	141,740
Series B, Zero Coupon, 1/1/2033	340,000	200,416
Will County, IL, Community Unit School District No. 201-U Crete-Monee, General Obligation Zero Coupon, 11/1/2024 (a)	120,000	106,334
		83,488,176
INDIANA — 1.0%
6.00%, 10/1/2042	625,000	665,519
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042 (e)	505,000	353,500
Series A, 7.13%, 11/15/2047 (e)	540,000	378,000
Indiana State, Finance Authority Revenue Series A, 5.25%, 11/15/2046	170,000	191,148
Indiana State, Finance Authority, Environmental Revenue 6.00%, 12/1/2026	550,000	562,694
Indiana State, Finance Authority, Hospital Revenue:
5.00%, 10/1/2044	1,000,000	1,068,720
Series A, 4.50%, 7/1/2053	250,000	250,090
Series A, 5.00%, 6/1/2032	825,000	854,114
Series A, 5.00%, 6/1/2039	125,000	128,298
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series I, 5.00%, 1/1/2023	365,000	404,909
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2037	515,000	530,074
Series A, 5.00%, 4/1/2042	560,000	574,319
Steuben Lakes, IN, Regional Waste District Revenue 4.00%, 9/1/2038	200,000	209,218
Security Description	Principal Amount	Value
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	$ 1,000,000	$ 1,019,550
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	871,560
		8,061,713
IOWA — 1.0%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	705,000	713,171
4.75%, 8/1/2042	2,295,000	2,388,246
5.25%, 12/1/2025	420,000	456,250
5.88%, 12/1/2027 (b)	820,000	861,845
Series A, 5.25%, 12/1/2050 (c)	1,295,000	1,379,641
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	594,606
Series A, 4.13%, 5/15/2038	350,000	361,319
Series A, 5.00%, 5/15/2043	100,000	109,952
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,554,984
		8,420,014
KANSAS — 0.3%
Overland Park, KS, Development Corp. Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	600,918
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	120,000
Wichita, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	930,418
Series IV-A, 6.25%, 5/15/2034	500,000	500,700
		2,152,036
KENTUCKY — 1.4%
Ashland, KY, Medical Center Revenue:
Series A, 4.00%, 2/1/2036	625,000	633,294
Series A, 5.00%, 2/1/2040	155,000	168,505
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	244,546
Kentucky Municipal Power Agency Revenue Series A, 5.00%, 9/1/2026 (a)	60,000	70,334
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 5.00%, 9/1/2025 (a)	425,000	500,438
Series A, 5.00%, 9/1/2042 (a)	125,000	142,575

See accompanying notes to financial statements.
146

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Kentucky, Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	$ 120,000	$ 138,569
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 2/1/2040	355,000	359,757
5.25%, 6/1/2050	100,000	110,181
Series A, 4.00%, 7/1/2029	350,000	365,351
Series A, 4.25%, 7/1/2035	495,000	515,953
Series A, 5.00%, 1/1/2045	650,000	705,263
Series A, 5.00%, 6/1/2045	2,525,000	2,803,205
Series A, 5.00%, 12/1/2047 (a)	205,000	223,216
Series B, 4.00%, 6/1/2037 (a)	930,000	990,841
Series S, 6.38%, 11/15/2051	1,285,000	1,152,542
Kentucky, State Property & Building Commission Revenue:
Series A, 5.00%, 10/1/2026	140,000	157,935
Series B, 5.00%, 11/1/2024	135,000	156,853
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	118,694
Louisville/Jefferson County Metropolitan Government Revenue 4.00%, 10/1/2034	695,000	744,157
Ohio County, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,154,261
		11,456,470
LOUISIANA — 1.4%
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (b)	2,175,000	2,284,685
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,072,312
Louisiana Local Gov't Environmental Facilities & Community Development Auth:
3.50%, 11/1/2032	275,000	284,696
Series A-1, 6.50%, 11/1/2035	100,000	105,931
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,785
5.00%, 7/1/2047	300,000	343,968
5.25%, 10/1/2029	305,000	296,253
5.25%, 10/1/2033	250,000	249,015
Series A, 4.00%, 1/1/2046	110,000	117,480
Series A, 5.00%, 11/1/2041	325,000	356,184
Series A, 5.00%, 11/1/2045	420,000	459,820
Series A, 5.00%, 7/1/2046	500,000	567,210
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2051	$ 385,000	$ 432,266
Louisiana State, Environmental Facilities & Community Development Authority Revenue:
Series A, 4.00%, 2/1/2048	300,000	311,220
Series A-2, 6.50%, 11/1/2035	600,000	635,586
Louisiana, State University & Agricultural & Mechanical College Revenue 5.00%, 7/1/2031	315,000	360,111
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	271,805
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	725,000	814,465
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	282,275
Series A, 5.00%, 12/1/2036 (a)	260,000	309,299
Series B, 4.00%, 12/1/2041 (a)	480,000	519,960
Series C, 4.00%, 12/1/2033	365,000	411,089
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (c)	450,000	474,430
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	267,948
		11,233,793
MAINE — 0.4%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (b)	100,000	105,578
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	589,298
5.00%, 7/1/2043	200,000	213,946
6.75%, 7/1/2036	500,000	541,680
7.50%, 7/1/2032	500,000	552,080
Series A, 4.00%, 7/1/2041	100,000	102,829
Series A, 4.00%, 7/1/2046	310,000	318,069
Series A, 5.00%, 7/1/2046	35,000	38,607
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	532,319
		2,994,406
MARYLAND — 1.1%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	317,527
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2046	250,000	281,713

See accompanying notes to financial statements.
147

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A, 4.50%, 9/1/2033	$ 1,325,000	$ 1,405,759
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	329,725
Gaithersburg, MD, Economic Development Revenue Series A, 5.00%, 1/1/2033	1,000,000	1,133,880
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	439,968
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	105,000	112,744
5.00%, 3/31/2030	145,000	170,127
5.00%, 3/31/2051	100,000	112,886
5.75%, 9/1/2025	525,000	541,023
Maryland Economic Development Corp., Tax Allocation 4.38%, 7/1/2036	625,000	646,606
Maryland Health & Higher Educational Facilities Authority Series A, 5.50%, 1/1/2031	100,000	120,736
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 10/1/2042	310,000	324,015
5.00%, 7/1/2045	90,000	100,699
Series A, 5.00%, 7/1/2038	100,000	112,925
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (b)	1,600,000	1,745,696
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	548,110
Series B, 5.00%, 11/1/2042	400,000	432,356
		8,876,495
MASSACHUSETTS — 0.7%
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	105,776
5.00%, 11/15/2038 (b)	1,500,000	1,636,320
5.00%, 4/15/2040	300,000	321,873
5.00%, 7/1/2044	500,000	569,845
5.00%, 1/1/2045	300,000	330,588
5.00%, 10/1/2057 (b)	920,000	997,961
Series A, 5.25%, 7/1/2034	10,000	11,043
Series D, 4.00%, 7/1/2045	350,000	361,676
Series F, 5.63%, 7/15/2036	120,000	130,889
Series G, 5.00%, 7/1/2044	210,000	227,021
Series H, 5.00%, 1/1/2042	225,000	262,381
Series I, 5.00%, 7/1/2038	250,000	286,395
Series J2, 5.00%, 7/1/2048	680,000	788,854
		6,030,622
Security Description	Principal Amount	Value
MICHIGAN — 1.5%
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	$ 700,000	$ 605,311
5.75%, 11/1/2035	500,000	363,950
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	192,597
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	127,672
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (a)	165,000	179,111
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,052,810
Kentwood, MI, Economic Development Corp. Revenue 5.00%, 11/15/2037	1,000,000	1,114,500
Michigan State, Finance Authority Revenue:
4.00%, 11/15/2046	685,000	730,826
Series B, 5.00%, 7/1/2028	100,000	111,708
Series B, 5.00%, 7/1/2029	105,000	116,877
Series B, 5.00%, 7/1/2044	525,000	568,559
Series D-2, 5.00%, 7/1/2034	400,000	461,924
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.25%, 2/1/2032	690,000	753,425
8.13%, 4/1/2041	455,000	401,214
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	42,609
5.00%, 6/30/2031	200,000	241,920
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	2,940,000	2,940,059
Series A, 6.88%, 6/1/2042	1,000,000	1,009,040
Series B, Zero Coupon, 6/1/2052	3,950,000	205,202
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,038,600
		12,257,914
MINNESOTA — 1.0%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	159,205
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	182,364
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	83,171

See accompanying notes to financial statements.
148

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2039	$ 500,000	$ 505,615
Series A, 5.50%, 7/1/2035	150,000	157,888
Forest Lake, MN, Charter School Lease Revenue Series A, 5.38%, 8/1/2050	1,000,000	1,093,350
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	104,393
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (b)	300,000	299,535
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,015,470
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,129,392
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	548,355
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	91,437
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	235,000	235,026
Series A, 5.30%, 7/1/2045	500,000	529,435
Series A, 5.75%, 7/1/2047 (b)	1,000,000	1,036,070
St. Paul, MN, Port Authority Revenue Series 7, 4.50%, 10/1/2037 (b)	255,000	256,668
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	158,120
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	241,393
5.25%, 12/1/2049	340,000	357,116
		8,184,003
MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	232,827
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	320,122
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (a)	415,000	418,880
Mississippi State, Gaming Tax Revenue Series E, 5.00%, 10/15/2027	175,000	208,047
Security Description	Principal Amount	Value
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	$ 100,000	$ 111,483
Series S, 5.00%, 9/1/2046	400,000	444,168
Warren County, MS, Gulf Opportunity Revenue Series A, 5.38%, 12/1/2035	115,000	124,346
		1,859,873
MISSOURI — 1.0%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	78,250
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (b)	2,000,000	2,061,800
Jennings, MO, Revenue 5.00%, 11/1/2023	315,000	286,240
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (b)	850,000	734,842
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,064,570
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	436,984
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	272,839
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	286,300
4.25%, 12/1/2042 (b)	450,000	460,768
5.00%, 5/1/2030	100,000	107,752
Series A, 5.00%, 2/1/2036	650,000	723,398
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	238,972
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	265,000	282,554
5.00%, 9/1/2042	100,000	105,125
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	120,000	163,280
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,046,120

See accompanying notes to financial statements.
149

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	$ 210,000	$ 232,342
		8,582,136
MONTANA — 0.0% (g)
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	106,418
NEBRASKA — 0.4%
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	200,000	242,784
Series A, 5.00%, 9/1/2032	255,000	319,250
Series A, 5.00%, 9/1/2035	1,250,000	1,595,662
Central Plains Energy Project, NE, Revenue 5.00%, 9/1/2042	100,000	108,414
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	700,602
		2,966,712
NEVADA — 0.7%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	280,300
Series A, 5.00%, 6/15/2024	310,000	360,106
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	160,000	160,248
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (b)	1,000,000	131,470
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028	1,000,000	1,000,950
State of Nevada Department of Business & Industry Revenue:
5.88%, 12/15/2027 (b)	250,000	275,513
6.25%, 12/15/2037 (b)	780,000	893,365
6.95%, 2/15/2038 (b)	500,000	569,490
Series A, 4.50%, 12/15/2029 (b)	920,000	978,181
Series A, 5.00%, 12/15/2038 (b)	750,000	799,732
Washoe County, NV, GAS & Water Facilities Revenue Series B, 3.00%, 3/1/2036 (c)	255,000	265,521
		5,714,876
NEW HAMPSHIRE — 0.2%
National Finance Authority, NH, Revenue 4.88%, 11/1/2042 (b)	1,455,000	1,497,806
Security Description	Principal Amount	Value
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (b)	$ 350,000	$ 375,750
		1,873,556
NEW JERSEY — 4.7%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	505,000	505,146
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	541,685
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	92,946
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	854,843
Irvington TWP, NJ, General Obligation Zero Coupon, 7/15/2026 (a)	115,000	98,478
New Jersey, Economic Development Authority Revenue:
3.00%, 6/1/2032	250,000	256,932
4.25%, 6/15/2027	635,000	668,268
5.00%, 6/15/2024	100,000	108,281
5.00%, 10/1/2037	100,000	111,452
5.25%, 9/15/2029	50,000	54,799
5.25%, 1/1/2044	750,000	775,140
5.75%, 9/15/2027	1,100,000	1,217,788
7.10%, 11/1/2031 (f)	1,000,000	—
Series A, 3.25%, 7/15/2033	180,000	175,295
Series A, 3.35%, 7/15/2036	170,000	165,048
Series A, 3.38%, 7/1/2030	555,000	562,642
Series A, 4.00%, 11/1/2027	105,000	115,860
Series A, 5.00%, 7/1/2029	165,000	178,695
Series A, 5.00%, 6/1/2036	390,000	410,214
Series A, 5.00%, 6/15/2037	220,000	233,237
Series A, 5.00%, 6/15/2047	510,000	569,491
Series A, 5.13%, 6/15/2043	100,000	106,135
Series AAA, 4.13%, 6/15/2025	125,000	136,078
Series AAA, 5.00%, 6/15/2036	150,000	169,089
Series AAA, 5.00%, 6/15/2041	500,000	555,080
Series B, Zero Coupon, 7/1/2027	160,000	128,670
Series B, 5.63%, 11/15/2030	1,000,000	1,147,630
Series BBB, 4.75%, 6/15/2031	665,000	743,942
Series C, 5.00%, 6/15/2047	365,000	407,577
Series DDD, 5.00%, 6/15/2030	500,000	580,260
Series EE, 5.25%, 9/1/2024	200,000	211,764
Series EEE, 5.00%, 6/15/2038	1,205,000	1,375,315
Series II, 5.00%, 3/1/2026	575,000	617,642

See accompanying notes to financial statements.
150

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series N-1, 5.50%, 9/1/2023 (a)	$ 100,000	$ 113,820
Series NN, 5.00%, 3/1/2024	100,000	110,377
Series NN, 5.00%, 3/1/2025	310,000	340,064
Series NN, 5.00%, 3/1/2030	505,000	547,385
Series PP, 5.00%, 6/15/2025	100,000	112,856
Series PP, 5.00%, 6/15/2031	245,000	270,086
Series UU, 5.00%, 6/15/2034	355,000	388,885
Series UU, 5.00%, 6/15/2040	425,000	460,232
Series WW, 5.00%, 6/15/2035	500,000	554,040
Series WW, 5.00%, 6/15/2036	240,000	265,351
Series WW, 5.00%, 6/15/2037	390,000	430,111
Series XX, 4.25%, 6/15/2026	1,245,000	1,360,299
Series XX, 4.38%, 6/15/2027	175,000	191,712
Series XX, 5.00%, 6/15/2026	880,000	1,003,455
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	129,364
Series B, 5.00%, 9/1/2036	300,000	336,846
Series B, 5.50%, 9/1/2032	150,000	175,154
Series D, 3.50%, 7/1/2044	370,000	384,922
Series G, 3.50%, 7/1/2031	355,000	371,103
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	183,151
5.00%, 9/15/2027	170,000	187,107
5.00%, 7/1/2029	300,000	348,426
5.75%, 7/1/2037	970,000	972,852
New Jersey, Transportation Trust Fund Authority Revenue:
Series A, Zero Coupon, 12/15/2025	910,000	762,826
Series A, Zero Coupon, 12/15/2027	100,000	77,967
Series A, Zero Coupon, 12/15/2030	145,000	100,218
Series A, Zero Coupon, 12/15/2032	850,000	542,733
Series A, Zero Coupon, 12/15/2033	285,000	174,848
Series A, Zero Coupon, 12/15/2035	615,000	347,235
Series A, Zero Coupon, 12/15/2040	935,000	425,977
Series A, 4.00%, 12/15/2031	1,315,000	1,431,759
Series A, 5.00%, 6/15/2024	120,000	136,572
Series A, 5.00%, 12/15/2024	270,000	310,481
Series A, 5.00%, 12/15/2025	250,000	290,870
Series A, 5.00%, 12/15/2028	100,000	120,091
Series A, 5.00%, 12/15/2029	350,000	417,578
Series A, 5.00%, 6/15/2031	505,000	582,568
Series A, 5.50%, 12/15/2023	1,435,000	1,655,244
Series A, 5.75%, 6/15/2023 (a)	165,000	189,240
Series AA, 3.25%, 6/15/2038	310,000	296,788
Series AA, 4.75%, 6/15/2035	260,000	282,662
Series AA, 5.00%, 6/15/2024	100,000	111,133
Security Description	Principal Amount	Value
Series AA, 5.00%, 6/15/2025	$ 130,000	$ 149,871
Series AA, 5.00%, 6/15/2026	350,000	393,428
Series AA, 5.00%, 6/15/2029	150,000	161,720
Series AA, 5.00%, 6/15/2033	150,000	160,506
Series AA, 5.00%, 6/15/2036	400,000	432,300
Series AA, 5.00%, 6/15/2038	590,000	635,548
Series AA, 5.00%, 6/15/2044	780,000	846,050
Series AA, 5.25%, 6/15/2029	90,000	103,234
Series AA, 5.25%, 6/15/2030	280,000	308,697
Series AA, 5.25%, 6/15/2033	120,000	131,478
Series AA, 5.25%, 6/15/2041	200,000	222,414
Series B, 5.25%, 12/15/2023 (a)	230,000	262,855
Series C, Zero Coupon, 12/15/2028 (a)	125,000	94,510
Series C, 5.25%, 6/15/2032	150,000	168,929
Series D, 5.00%, 6/15/2032	1,000,000	1,113,610
Series D, 5.25%, 12/15/2023	160,000	182,856
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	400,000	461,016
Newark, NJ, Housing Authority Revenue 5.00%, 1/1/2032 (a)	120,000	148,102
Passaic Valley, NJ, Sewerage Commission Revenue Series F, 2.50%, 12/1/2032 (a)	105,000	102,058
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2036	150,000	170,111
Series B, 5.00%, 1/1/2042	750,000	837,900
Series B, 5.00%, 1/1/2048	500,000	554,695
		39,011,698
NEW MEXICO — 0.1%
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	55,000	56,942
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	210,000	209,599
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	574,000	586,915
		853,456
NEW YORK — 5.4%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	200,000	70,350
Series A, 5.00%, 7/15/2042	625,000	722,381
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue 5.00%, 11/15/2037	1,000,000	1,080,190

See accompanying notes to financial statements.
151

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (b)	$ 265,000	$ 289,266
5.25%, 11/1/2034	250,000	267,828
5.50%, 11/1/2044	500,000	533,925
5.50%, 9/1/2045 (b)	400,000	443,056
Series A, 5.00%, 4/1/2033	120,000	128,573
Series A, 5.00%, 6/1/2047 (b)	150,000	161,270
Series A, 5.50%, 5/1/2048 (b)	500,000	534,195
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 7/1/2045	135,000	154,247
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,000
Series A, 5.00%, 6/1/2045	615,000	615,000
Glen Cove, NY, Local Economic Assistance Corp. Revenue Series C, 5.63%, 1/1/2055	620,000	565,328
Hempstead Town, NY, Local Development Corp. Revenue 5.00%, 9/1/2038	250,000	277,822
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	132,749
Jefferson County, NY, Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	213,474
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	320,000	371,011
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	355,000	404,061
Series B, 5.00%, 11/15/2026	115,000	141,121
Series C, 4.00%, 11/15/2033	205,000	217,268
Series C-1, 3.25%, 11/15/2036	290,000	297,740
Series C-1, 5.00%, 11/15/2031	425,000	501,882
Series C-2, Zero Coupon, 11/15/2040	1,000,000	501,410
Series D, 3.00%, 11/15/2032	215,000	219,721
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	290,000	320,166
Nassau County, NY, Local Economic Assistance Corp. Revenue 4.00%, 7/1/2032	225,000	232,814
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	598,550
Series A-3, 5.00%, 6/1/2035	3,455,000	3,321,015
Series A-3, 5.13%, 6/1/2046	635,000	609,600
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (a)	125,000	75,315
5.00%, 1/1/2023 (a)	550,000	551,369
Security Description	Principal Amount	Value
5.00%, 1/1/2031 (a)	$ 50,000	$ 50,125
5.50%, 7/1/2035 (a)	120,000	160,451
5.75%, 10/1/2037 (e)	1,000,000	655,000
7.00%, 3/1/2049 (a)	200,000	200,976
Series A, 5.00%, 7/1/2022	690,000	755,046
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,544,954
Series A, 5.00%, 6/1/2045	800,000	799,048
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	8,000,000	556,800
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2033	260,000	172,767
New York State, Dormitory Authority Revenue:
5.25%, 7/1/2035	275,000	279,708
Series A, 4.25%, 5/1/2042	285,000	292,590
Series A, 5.00%, 7/1/2026	200,000	238,306
Series A, 5.50%, 1/1/2039	100,000	111,571
Series A, 5.50%, 1/1/2044	850,000	943,355
New York State, Liberty Development Corp. Revenue:
Series 1, 5.00%, 11/15/2044 (b)	2,200,000	2,404,050
Series 2, 5.00%, 9/15/2043	150,000	161,891
Series 2, 5.38%, 11/15/2040 (b)	2,095,000	2,345,478
New York State, Thruway Authority Revenue:
Series I, 5.00%, 1/1/2023	200,000	218,066
Series I, 5.00%, 1/1/2024	110,000	119,852
New York State, Transportation Development Corp. Revenue:
5.00%, 1/1/2023	260,000	286,580
5.00%, 1/1/2024	250,000	281,980
5.00%, 8/1/2026	2,425,000	2,563,370
5.00%, 1/1/2027	350,000	418,890
5.00%, 1/1/2028	275,000	334,419
5.00%, 8/1/2031	930,000	978,379
Series A, 4.00%, 7/1/2037 (a)	100,000	105,768
Series A, 5.00%, 7/1/2030	170,000	191,265
Series A, 5.00%, 7/1/2041	515,000	566,989
Series A, 5.25%, 1/1/2050	1,500,000	1,661,115
Niagara, NY, Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	425,000	480,658
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	285,000	297,055

See accompanying notes to financial statements.
152

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Suffolk County, NY, General Obligation Series B, 5.00%, 10/15/2025 (a)	$ 200,000	$ 242,558
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	526,390
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	645,000	708,391
5.00%, 1/1/2033	150,000	164,069
Tompkins County, NY, Development Corp. Revenue:
5.00%, 7/1/2027	100,000	100,756
5.00%, 7/1/2041	790,000	935,708
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	244,998
Series B, 5.00%, 6/1/2022	400,000	422,612
Series B, 5.00%, 6/1/2045	2,825,000	2,727,029
Series B, 5.00%, 6/1/2048	1,200,000	1,150,728
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	350,000	383,880
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	784,952
Westchester County, NY, Local Development Corp. Revenue:
3.75%, 11/1/2037	275,000	281,399
5.00%, 11/1/2046	960,000	1,066,925
		44,644,594
NORTH CAROLINA — 0.3%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	116,614
North Carolina State, Capital Facilities Finance Agency Revenue 5.00%, 3/1/2034	500,000	519,670
North Carolina State, Medical Care Commission Revenue:
5.00%, 10/1/2030	150,000	173,160
5.00%, 7/1/2045	500,000	524,255
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	276,458
5.00%, 6/30/2054	575,000	627,474
		2,237,631
NORTH DAKOTA — 0.2%
Grand Forks County, ND, Revenue 5.38%, 9/15/2038 (b)	250,000	241,638
Ward County, ND, Health Care Facilities Revenue Series C, 5.00%, 6/1/2028	750,000	889,815
Security Description	Principal Amount	Value
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	$ 190,000	$ 174,165
		1,305,618
OHIO — 5.8%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2, 5.13%, 6/1/2024	7,260,000	7,027,680
Series A-2, 5.38%, 6/1/2024	2,905,000	2,836,965
Series A-2, 5.75%, 6/1/2034	7,315,000	7,109,010
Series A-2, 5.88%, 6/1/2030	1,825,000	1,789,942
Series A-2, 5.88%, 6/1/2047	6,035,000	5,906,636
Series A-2, 6.00%, 6/1/2042	4,430,000	4,429,867
Series A-2, 6.50%, 6/1/2047	4,360,000	4,381,800
Series A-3, 6.25%, 6/1/2037	1,190,000	1,196,224
Series C, Zero Coupon, 6/1/2052	1,800,000	56,106
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	175,000	186,783
Cleveland Heights & University Heights, City School District, General Obligation 3.50%, 12/1/2051	435,000	444,126
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	290,763
5.00%, 2/15/2042	200,000	223,120
5.00%, 2/15/2057	200,000	220,816
5.25%, 2/15/2047	100,000	113,577
5.50%, 2/15/2057	1,000,000	1,147,450
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (b)	550,000	565,570
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	211,420
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (a)	600,000	645,396
Montgomery County, OH, Hospital Revenue:
5.45%, 10/1/2038	200,000	227,768
6.25%, 4/1/2049 (b)	500,000	554,260
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,076,280
5.00%, 2/15/2044	200,000	213,214
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	228,276
5.00%, 7/1/2049 (b)	1,270,000	1,356,335
6.75%, 6/1/2024	700,000	720,741

See accompanying notes to financial statements.
153

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series B, 3.63%, 10/1/2033 (c) (e)	$ 250,000	$ 230,000
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	102,753
5.00%, 7/1/2037	220,000	243,115
Ohio State, Water Development Authority Revenue:
Series B, 3.63%, 10/1/2033 (c) (e)	325,000	299,000
Series B, 4.00%, 1/1/2034 (c) (e)	570,000	524,400
Series C, 3.95%, 11/1/2032 (c) (e)	125,000	115,000
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	246,115
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	495,905
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	450,000	470,569
5.00%, 12/1/2043	250,000	260,510
5.50%, 12/1/2043	400,000	429,644
5.75%, 12/1/2032	200,000	216,962
6.00%, 12/1/2042	550,000	588,659
Wood County, OH, Hospital Facilities Revenue 5.00%, 12/1/2042	160,000	167,158
		47,549,915
OKLAHOMA — 1.0%
Comanche County, OK, Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	471,083
Oklahoma Development Finance Authority Revenue:
Series A, 5.00%, 8/1/2047	935,000	880,396
Series B, 4.00%, 8/15/2052 (a)	455,000	489,539
Series B, 5.00%, 8/15/2038	500,000	582,865
Series B, 5.50%, 8/15/2052	1,000,000	1,188,450
Series B, 5.50%, 8/15/2057	2,615,000	3,096,395
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (e)	300,000	108,000
Series A, 6.88%, 11/1/2046 (e) (h)	50,000	18,000
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (c)	1,000,000	1,115,570
Series B, 5.50%, 12/1/2035	600,000	652,836
		8,603,134
Security Description	Principal Amount	Value
OREGON — 0.7%
Multnomah County, OR, Hospital Facilities Authority Revenue:
5.00%, 12/1/2036	$ 400,000	$ 449,472
Series A, 5.50%, 10/1/2049	1,000,000	1,087,060
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (b)	2,000,000	1,876,440
Series D, 6.50%, 4/1/2031 (b)	750,000	703,665
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,722,649
		5,839,286
PENNSYLVANIA — 3.4%
Allegheny County, PA, Higher Education Building Authority Revenue 5.00%, 10/15/2047	105,000	114,815
Allegheny County, PA, Hospital Development Authority Revenue:
Series A, 4.00%, 4/1/2037	800,000	869,176
Series A, 5.13%, 4/1/2035	595,000	544,074
Allegheny County, PA, Industrial Development Authority Revenue:
5.75%, 8/1/2042	250,000	254,923
6.75%, 11/1/2024	380,000	384,891
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (b)	1,925,000	2,124,141
5.00%, 5/1/2042 (b)	500,000	548,085
Beaver County, PA, Industrial Development Authority Revenue Series B, 3.50%, 12/1/2035 (c) (e)	270,000	248,400
Berks County, PA, Industrial Development Authority Revenue 3.75%, 11/1/2042	240,000	246,324
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	400,762
Chester County, PA, Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	272,575
5.00%, 10/1/2044	215,000	231,073
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	320,880
5.25%, 1/1/2032	220,000	229,077

See accompanying notes to financial statements.
154

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	$ 100,000	$ 106,951
4.00%, 8/1/2045	170,000	181,604
5.25%, 10/1/2032	115,000	115,535
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (b)	995,000	1,047,257
Series A, 5.25%, 8/15/2030	280,000	263,550
Series A, 6.13%, 8/15/2040	700,000	700,952
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	135,000	184,618
Erie, PA, City School District General Obligation Series C, 5.00%, 4/1/2027 (a)	835,000	1,017,356
Fulton County, PA, Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	314,115
5.00%, 7/1/2040	945,000	992,836
Series S, 5.00%, 7/1/2046	200,000	209,414
Lancaster County, PA, Hospital Authority Revenue 5.00%, 4/1/2027	420,000	438,808
Lehigh County, PA, General Purpose Authority Revenue 4.00%, 11/1/2041	250,000	260,352
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (b)	370,000	380,911
Montgomery County Higher Education & Health Authority Revenue 5.00%, 11/1/2038	1,700,000	1,878,126
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2035	300,000	358,839
Series A, 5.00%, 10/1/2026	110,000	123,217
Series A, 5.00%, 10/1/2027	250,000	279,295
Montgomery County, PA, Industrial Development Authority Revenue:
5.00%, 11/15/2036	100,000	115,157
5.25%, 1/1/2040	205,000	209,510
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,141,037
Northampton County, PA, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	248,712
Pennsylvania State, Economic Development Financing Authority Revenue:
Security Description	Principal Amount	Value
5.00%, 12/31/2028	$ 360,000	$ 418,342
5.00%, 12/31/2034	400,000	454,956
6.00%, 6/1/2031	515,000	515,252
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	96,910
Pennsylvania, PA, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	310,000	334,738
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	163,521
5.00%, 11/1/2027	780,000	809,975
5.00%, 5/1/2035	150,000	172,926
5.00%, 4/1/2042	210,000	225,095
5.00%, 11/1/2042	140,000	142,220
Series A, 5.00%, 9/1/2045	280,000	315,118
Series AT-1, 5.00%, 6/15/2024	125,000	145,334
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	459,891
Series A-1, 5.00%, 12/1/2037	380,000	453,853
Series C, 5.00%, 12/1/2044	235,000	266,163
Series E, 6.00%, 12/1/2030	435,000	557,548
Philadelphia, PA, Airport System Revenue Series A, 5.00%, 6/15/2022	165,000	176,119
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	313,391
Series A, 4.00%, 9/1/2047	385,000	413,244
Philadelphia, PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	110,775
Series B, 5.00%, 8/1/2033	110,000	126,833
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	376,538
5.00%, 7/1/2032	1,610,000	1,818,608
Series A, 5.63%, 7/1/2042	410,000	442,702
Philadelphia, PA, School District, General Obligation Series E, 5.25%, 9/1/2023	200,000	208,280
Reading, PA, School District, General Obligation Series A, 4.13%, 2/1/2036 (a)	120,000	128,737
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	410,966
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	200,240

See accompanying notes to financial statements.
155

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
State Public School Building Authority, PA, Lease Revenue 5.00%, 4/1/2029	$ 150,000	$ 161,952
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	162,584
		27,940,159
PUERTO RICO — 10.3%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	732,607
5.63%, 5/15/2043	3,790,000	3,856,363
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.00%, 7/1/2035 (a)	525,000	550,651
Series A, 5.25%, 7/1/2024 (a)	150,000	159,620
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.00%, 7/1/2022	100,000	100,625
Series A, 4.25%, 7/1/2025	750,000	745,312
Series A, 5.00%, 7/1/2033	1,960,000	1,972,250
Series A, 5.13%, 7/1/2037	2,395,000	2,409,969
Series A, 5.25%, 7/1/2029	1,250,000	1,267,187
Series A, 5.25%, 7/1/2042	1,695,000	1,709,831
Series A, 6.00%, 7/1/2038	1,690,000	1,702,675
Series A, 6.00%, 7/1/2044	1,865,000	1,878,987
Series A, 6.00%, 7/1/2047	2,125,000	2,180,781
Series A, 6.13%, 7/1/2024	225,000	232,594
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (a)	350,000	350,976
Series A, 5.00%, 7/1/2031 (a)	165,000	166,498
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (a)	120,000	126,798
Series RR, 5.00%, 7/1/2022 (a)	135,000	136,547
Series RR, 5.00%, 7/1/2026	140,000	138,634
Series V V, 5.25%, 7/1/2025 (a)	710,000	760,779
Series V V, 5.25%, 7/1/2026 (a)	795,000	855,364
Series V V, 5.25%, 7/1/2027 (a)	920,000	1,074,606
Series V V, 5.25%, 7/1/2029 (a)	1,900,000	2,061,500
Series V V, 5.25%, 7/1/2030 (a)	2,020,000	2,190,448
Series V V, 5.25%, 7/1/2032 (a)	1,120,000	1,213,475
Series V V, 5.25%, 7/1/2033 (a)	2,000,000	2,165,380
Series V V, 5.25%, 7/1/2034 (a)	770,000	832,501
Security Description	Principal Amount	Value
Series V V, 5.25%, 7/1/2035 (a)	$ 2,030,000	$ 2,190,268
Puerto Rico Highways & Transportation Authority Revenue:
5.00%, 7/1/2028 (e)	310,000	36,038
Series A, 4.75%, 7/1/2038 (e)	185,000	63,363
Series AA, 5.00%, 7/1/2035 (e)	205,000	169,125
Series CC, 5.25%, 7/1/2033 (a)	120,000	136,351
Series CC, 5.50%, 7/1/2030 (e)	100,000	82,500
Series G, 5.00%, 7/1/2033 (e)	105,000	35,963
Series G, 5.00%, 7/1/2042 (e)	760,000	260,300
Series L, 5.25%, 7/1/2022 (e)	140,000	117,600
Series L, 5.25%, 7/1/2035 (a)	760,000	816,734
Series L, 5.25%, 7/1/2038 (a)	370,000	399,319
Series L, 5.25%, 7/1/2041 (a)	125,000	137,253
Series M, 5.00%, 7/1/2046 (e)	305,000	104,463
Series N, 5.25%, 7/1/2030 (a)	960,000	1,050,077
Series N, 5.25%, 7/1/2031 (a)	871,000	952,168
Series N, 5.25%, 7/1/2032 (a)	330,000	357,542
Series N, 5.25%, 7/1/2033 (a)	735,000	795,777
Series N, 5.25%, 7/1/2034 (a)	345,000	390,333
Series N, 5.25%, 7/1/2036 (a)	850,000	947,886
Series N, 5.50%, 7/1/2023 (e)	110,000	37,675
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	197,690
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	260,000	260,315
Series A, 6.00%, 7/1/2033	100,000	104,911
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033	100,000	33,547
Series A, Zero Coupon, 7/1/2036 (a)	155,000	61,940
Series A, Zero Coupon, 7/1/2043 (a)	710,000	194,462
Series B, 5.00%, 7/1/2021 (e)	1,000,000	202,500
Series B, 5.00%, 7/1/2022 (e)	140,000	28,350
Series B, 5.00%, 7/1/2037 (e)	510,000	103,275
Series B, 5.00%, 7/1/2041 (e)	330,000	66,825
Series B, 5.00%, 7/1/2046 (e)	555,000	112,388
Series C, 5.50%, 7/1/2021 (e)	110,000	92,950
Series C, 5.50%, 7/1/2023 (a)	460,000	492,734
Series C, 5.50%, 7/1/2024 (a)	440,000	476,340
Series C, 5.50%, 7/1/2025 (a)	425,000	464,521

See accompanying notes to financial statements.
156

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series C, 5.50%, 7/1/2026 (a)	$ 480,000	$ 528,715
Series C, 5.50%, 7/1/2027 (a)	945,000	1,046,540
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	215,000	182,739
Series A-1, Zero Coupon, 7/1/2027	365,000	279,378
Series A-1, Zero Coupon, 7/1/2029	709,000	496,867
Series A-1, Zero Coupon, 7/1/2031	1,646,000	1,029,869
Series A-1, Zero Coupon, 7/1/2033	1,762,000	983,918
Series A-1, Zero Coupon, 7/1/2046	5,617,000	1,284,608
Series A-1, Zero Coupon, 7/1/2051	4,312,000	727,391
Series A-1, 4.50%, 7/1/2034	2,065,000	2,130,667
Series A-1, 4.55%, 7/1/2040	1,465,000	1,465,000
Series A-1, 4.75%, 7/1/2053	7,908,000	7,687,050
Series A-1, 5.00%, 7/1/2058	17,595,000	17,595,000
Series A-2, 4.55%, 7/1/2040	1,942,000	1,874,030
Series A-2, 4.75%, 7/1/2053	58,000	54,733
Series A-2, 5.00%, 7/1/2058	779,000	753,682
University of Puerto Rico, PR, Revenue:
Series P, 5.00%, 6/1/2022	440,000	437,800
Series P, 5.00%, 6/1/2025	125,000	123,438
Series P, 5.00%, 6/1/2030	725,000	703,250
Series Q, 5.00%, 6/1/2030	315,000	305,550
Series Q, 5.00%, 6/1/2036	2,055,000	1,972,800
		85,209,466
SOUTH CAROLINA — 1.0%
South Carolina State, Jobs - Economic Development Authority Revenue:
4.00%, 2/1/2028	230,000	242,691
5.00%, 11/1/2037	500,000	546,605
5.25%, 11/15/2047	1,750,000	1,902,460
Series A, 7.00%, 11/1/2033	270,000	299,630
Series S, 3.00%, 8/15/2038	1,035,000	1,003,122
Series S, 5.25%, 8/15/2033	100,000	115,701
South Carolina State, Ports Authority Revenue:
4.00%, 7/1/2040	245,000	258,375
5.00%, 7/1/2043	1,800,000	2,122,344
South Carolina State, Public Service Authority Revenue:
Series A, 5.00%, 12/1/2055	255,000	286,067
Series A, 5.50%, 12/1/2054	320,000	360,602
Series B, 5.13%, 12/1/2043	490,000	541,381
Series E, 5.00%, 12/1/2048	250,000	274,117
Series E, 5.25%, 12/1/2055	305,000	349,487
Series E, 5.50%, 12/1/2053	100,000	111,429
Security Description	Principal Amount	Value
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	$ 195,000	$ 201,761
		8,615,772
TENNESSEE — 0.5%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	400,000	408,012
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	683,683
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	276,070
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	109,037
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b) (e) (h)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue Series B, 5.00%, 7/1/2043	100,000	111,597
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (b)	430,000	467,302
Shelby County, TN, Health Educational & Housing Facilities Board Revenue Series A, 5.50%, 9/1/2047	400,000	406,952
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2022	190,000	208,759
Series A, 5.25%, 9/1/2026	120,000	143,480
Series C, 5.00%, 2/1/2024	100,000	112,493
Series C, 5.00%, 2/1/2027	500,000	593,075
		3,742,460
TEXAS — 5.4%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.63%, 8/15/2046	2,000,000	2,019,380
Series A, 5.00%, 6/15/2046	225,000	228,379
Series A, 5.00%, 8/15/2048	15,000	15,260
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	467,680

See accompanying notes to financial statements.
157

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Austin, TX, Community College District Revenue 3.25%, 2/1/2037	$ 410,000	$ 414,694
Bexar County, TX, Health Facilities Development Corp. Revenue 4.00%, 7/15/2036	500,000	510,775
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	116,501
Series A, 4.35%, 12/1/2042	290,000	294,124
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	534,605
Dallas/Fort Worth, TX, International Airport Revenue:
Series A, 5.00%, 11/1/2045	175,000	181,405
Series B, 5.00%, 11/1/2038	175,000	191,018
Series H, 5.00%, 11/1/2027	140,000	150,279
Decatur, TX, Hospital Authority Revenue:
Series A, 5.25%, 9/1/2029	335,000	378,691
Series A, 6.63%, 9/1/2031	340,000	399,327
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	212,034
4.00%, 8/15/2038	200,000	210,672
5.00%, 8/15/2037	200,000	223,870
Fort Bend County, TX, Industrial Development Corp. Revenue Series B, 4.75%, 11/1/2042	485,000	504,036
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	254,145
Hale Center, TX, Education Facilities Corp. Revenue 5.00%, 3/1/2035	150,000	157,604
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 11/15/2032	135,000	142,490
5.00%, 11/15/2027	120,000	148,216
5.00%, 1/1/2037	430,000	470,695
5.00%, 1/1/2048	1,375,000	1,487,090
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	122,231
Harris County-Houston, TX, Sports Authority Revenue Series H, Zero Coupon, 11/15/2041 (a)	215,000	74,027
Houston, TX, Airport System Revenue:
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2024	$ 100,000	$ 106,727
Series A, 6.50%, 7/15/2030	300,000	324,441
Series B-1, 5.00%, 7/15/2035	3,000,000	3,319,050
Series D, 5.00%, 7/1/2029	115,000	144,426
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	62,356
Lower Colorado River, TX, Authority Revenue:
4.00%, 5/15/2035	130,000	135,550
Series A, 5.00%, 5/15/2024	110,000	120,981
Series B, 3.13%, 5/15/2033	160,000	162,218
Lubbock, TX, Educational Facilities Authority, Inc. Revenue 2.75%, 11/1/2031	100,000	92,803
Matagorda County, TX, Navigation District No. 1 Revenue 5.13%, 11/1/2028 (a)	115,000	142,791
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,646,592
Mission, TX, Economic Development Corp. Revenue:
6.50%, 12/1/2033 (b)	565,000	577,825
7.75%, 1/1/2045 (b) (e)	940,000	846,000
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	927,307
5.00%, 11/15/2036	550,000	592,141
5.00%, 1/1/2047	500,000	536,605
5.50%, 1/1/2049	1,000,000	1,069,300
Series A, 4.25%, 8/1/2033	460,000	448,086
Series A, 4.75%, 4/1/2046	150,000	152,346
Series A, 5.00%, 4/1/2044	1,475,000	1,522,008
Series A, 5.00%, 4/1/2046	335,000	353,187
Series A, 5.00%, 7/1/2047	1,000,000	939,130
Series A, 5.38%, 11/15/2036	500,000	533,615
Series A, 5.50%, 7/1/2054	100,000	104,334
Newark Higher Education Finance Corp., TX, Revenue Series A, 5.13%, 8/15/2047	1,000,000	1,021,450
North Harris County, TX, Regional Water Authority Revenue 3.00%, 12/15/2036	180,000	181,919
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (a)	315,000	257,746
Zero Coupon, 1/1/2030 (a)	390,000	308,092
4.00%, 1/1/2037	500,000	546,190
4.00%, 1/1/2038	595,000	647,979
Series B, 5.00%, 1/1/2040	180,000	197,942
Series I, 6.20%, 1/1/2042 (a)	180,000	219,798

See accompanying notes to financial statements.
158

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	$ 300,000	$ 319,755
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	120,000	132,869
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,158,650
Series A, 8.00%, 11/15/2049	385,000	454,851
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	243,200
5.50%, 8/1/2027	150,000	184,865
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	516,295
4.50%, 11/15/2021 (e)	715,000	500,500
5.00%, 10/1/2044	200,000	215,518
5.00%, 11/15/2046	450,000	506,173
5.25%, 11/15/2047	110,000	111,194
5.63%, 11/15/2041 (e)	500,000	350,000
6.38%, 2/15/2041	100,000	110,955
6.75%, 11/15/2047	1,400,000	1,594,782
6.75%, 11/15/2052	300,000	340,680
Series B, 4.00%, 11/15/2025	235,000	234,206
Series B, 4.50%, 11/15/2036	190,000	179,681
Series B, 5.00%, 11/15/2046	100,000	111,163
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	265,000	309,642
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	88,274
5.00%, 12/15/2026	25,000	27,524
5.00%, 12/15/2030	330,000	360,310
5.00%, 12/15/2031	500,000	544,765
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2040	280,000	310,752
5.00%, 12/31/2045	350,000	386,942
5.00%, 12/31/2055	490,000	538,534
6.75%, 6/30/2043	250,000	290,252
7.50%, 12/31/2031	1,500,000	1,545,030
Texas State, Transportation Commission Revenue Zero Coupon, 8/1/2049	400,000	101,664
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	562,420
Series C, 5.00%, 8/15/2037	500,000	558,660
Security Description	Principal Amount	Value
West Harris County, TX, Regional Water Authority Revenue Series A, 3.75%, 12/15/2039	$ 100,000	$ 104,841
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	403,998
6.25%, 9/1/2040	370,000	378,876
6.38%, 9/1/2045	505,000	520,347
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (b)	2,000,000	1,872,920
		44,321,251
U. S. VIRGIN ISLANDS — 1.2%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	115,000	110,975
Series A, 4.00%, 10/1/2022	110,000	108,075
Series A, 5.00%, 10/1/2024	700,000	689,500
Series A, 5.00%, 10/1/2025	10,000	10,163
Series A, 5.00%, 10/1/2029	2,340,000	2,363,400
Series A, 5.00%, 7/1/2031	1,180,000	1,079,700
Series A, 5.00%, 10/1/2032	1,125,000	1,084,175
Series A1, 4.50%, 10/1/2024	350,000	349,125
Series A1, 5.00%, 10/1/2029	100,000	100,375
Series A1, 5.00%, 10/1/2039	345,000	344,137
Series B, 5.00%, 10/1/2025	525,000	527,625
Series B, 5.25%, 10/1/2029	895,000	903,950
Series B, 6.63%, 10/1/2029	750,000	748,125
Series B, 6.75%, 10/1/2037	100,000	99,674
Series C, 5.00%, 10/1/2030	1,000,000	952,500
		9,471,499
UTAH — 0.1%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (b)	320,000	320,160
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	150,000	183,062
Utah State, Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	90,000	90,182
Series A, 7.00%, 7/15/2045	110,000	113,688
		707,092
VERMONT — 0.1%
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,085,500

See accompanying notes to financial statements.
159

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Vermont State, Student Assistance Corp., Revenue Series B, 4.50%, 6/15/2045	$ 115,000	$ 120,879
		1,206,379
VIRGINIA — 1.8%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	140,036
Capital Region Airport, VA, Commission Revenue Series A, 4.00%, 7/1/2038	100,000	108,820
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	349,733
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	53,479
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	401,347
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,099,300
Lexington, VA, Industrial Development Authority Revenue:
4.00%, 1/1/2031	110,000	115,899
Series A, 5.00%, 1/1/2048	155,000	166,709
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	1,008,146
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	810,115
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	273,258
Series A, 5.00%, 1/1/2049	2,000,000	2,132,480
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (b)	200,000	215,680
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,290,000	4,232,814
Series C, Zero Coupon, 6/1/2047	2,285,000	242,461
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	947,905
Security Description	Principal Amount	Value
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	$ 500,000	$ 531,780
5.00%, 12/31/2052	335,000	376,734
Series C, 5.00%, 6/1/2047	1,000,000	1,066,090
Series SR, 5.50%, 1/1/2042	275,000	298,183
		14,570,969
WASHINGTON — 1.4%
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	461,516
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	245,904
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	155,710
Port of Seattle, WA, Industrial Development Corp. Revenue 5.00%, 4/1/2030	100,000	108,882
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	225,000	226,132
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (b)	100,000	109,733
Series S, 7.50%, 1/1/2032 (b)	535,000	584,466
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	650,084
4.00%, 7/1/2042	200,000	214,430
Series A, 5.00%, 2/1/2041	350,000	365,519
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2033	100,000	109,235
5.00%, 7/1/2046 (b)	1,520,000	1,596,821
5.00%, 7/1/2051 (b)	1,250,000	1,309,313
Series A, 5.00%, 1/1/2031 (b)	100,000	110,795
Series A, 5.00%, 1/1/2046 (b)	1,000,000	1,078,920
Series A, 5.00%, 1/1/2051 (b)	820,000	882,591
Series A, 5.00%, 7/1/2051 (b)	1,000,000	1,053,650
Series A, 7.00%, 7/1/2045 (b)	1,345,000	1,477,805
Series A, 7.00%, 7/1/2050 (b)	500,000	548,015
		11,289,521
WEST VIRGINIA — 0.4%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	779,483
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	400,994

See accompanying notes to financial statements.
160

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	$ 225,000	$ 243,097
Ohio County, WV, Special District Excise Tax Revenue Series B, 4.00%, 3/1/2036	100,000	100,026
Princeton, WV, Hospital Revenue Series A, 5.00%, 5/1/2027	750,000	801,465
West Virginia State, Commissioner of Highways Revenue Series A, 5.00%, 9/1/2029	120,000	148,430
West Virginia State, Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	140,000	146,874
Wheeling, WV, Waterworks & Sewerage System Revenue 5.00%, 6/1/2038	250,000	276,310
		2,896,679
WISCONSIN — 3.4%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	761,586
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	346,862
Public Finance Authority Revenue:
4.00%, 8/1/2035	940,000	965,662
5.00%, 9/1/2030 (b)	400,000	428,688
5.25%, 4/1/2030	775,000	851,066
5.25%, 3/1/2035 (b)	750,000	807,682
5.25%, 5/15/2052 (b)	1,300,000	1,401,959
5.88%, 4/1/2045	530,000	586,556
5.88%, 6/15/2047 (b)	800,000	804,232
6.75%, 12/1/2042 (b)	2,000,000	2,359,800
7.00%, 12/1/2050 (b)	3,000,000	3,583,020
Series A, 4.50%, 12/1/2042	180,000	183,472
Series A, 4.50%, 12/1/2051	130,000	135,290
Series A, 5.00%, 6/15/2037 (b)	425,000	434,520
Series A, 5.00%, 3/1/2038	955,000	1,014,229
Series A, 5.00%, 6/15/2046 (b)	1,000,000	942,130
Series A, 5.13%, 10/1/2045	415,000	436,028
Series A, 5.13%, 6/15/2047 (b)	1,130,000	1,154,973
Series A, 5.13%, 6/1/2048 (b)	350,000	361,599
Series A, 5.20%, 6/1/2037	1,000,000	1,012,890
Series A, 5.35%, 12/1/2045	1,000,000	1,145,780
Series A, 5.38%, 7/15/2047 (b)	500,000	543,265
Series A, 6.00%, 7/15/2042	250,000	264,305
Series A, 6.20%, 10/1/2042	325,000	354,195
Series A, 6.50%, 9/1/2048	480,000	495,317
Series A1, 6.25%, 1/1/2038 (b)	500,000	540,160
Series A1, 6.38%, 1/1/2048 (b)	500,000	534,960
Series S, 6.25%, 10/1/2031 (b)	200,000	218,624
Security Description	Principal Amount	Value
Wisconsin Health & Educational Facilities Authority Revenue:
5.00%, 8/1/2032	$ 50,000	$ 54,400
5.00%, 8/1/2037	150,000	161,232
5.00%, 8/1/2039	1,100,000	1,176,065
5.50%, 5/1/2034	350,000	376,187
3.50%, 7/1/2040	100,000	99,871
4.00%, 7/1/2046	335,000	349,415
Series A, 4.00%, 7/1/2048	425,000	437,283
Series A, 4.13%, 7/1/2053	595,000	615,325
Series B, 3.50%, 2/15/2046	445,000	447,857
Series B, 5.00%, 9/15/2037	590,000	614,562
Series B, 5.00%, 2/15/2042	150,000	167,571
Series B, 5.00%, 9/15/2045	1,000,000	1,034,890
		28,203,508
TOTAL MUNICIPAL BONDS & NOTES (Cost $780,795,598)		810,957,303
	Shares
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (i) (j) (Cost $6,125,045)	6,125,045	6,125,045
TOTAL INVESTMENTS — 99.2% (Cost $786,920,643)		817,082,348
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		6,965,229
NET ASSETS — 100.0%		$ 824,047,577

See accompanying notes to financial statements.
161

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

(a)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	2.6%
Assured Guaranty Municipal Corp.	1.1%
Ambac Financial Group	1.2%
Assured Guaranty Corp.	0.2%
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.4% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $240,000, representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$810,957,303	$ 0(a)	$810,957,303
Short-Term Investment	6,125,045	—	—	6,125,045
TOTAL INVESTMENTS	$6,125,045	$810,957,303	$ 0	$817,082,348
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2019.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,960,612	$2,960,612	$127,698,226	$124,533,793	$—	$—	6,125,045	$6,125,045	$90,538
See accompanying notes to financial statements.
162

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163

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Corporate Bond ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,692,852,794	$73,313,228	$222,683,114
Investments in affiliated issuers, at value	9,280,629	748,644	9,526,747
Total Investments	1,702,133,423	74,061,872	232,209,861
Foreign currency, at value	—	—	—
Cash	—	5,005	—
Receivable for investments sold	28,357,126	88,295	2,102,288
Receivable for fund shares sold	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Dividends receivable — unaffiliated issuers	—	—	—
Dividends receivable — affiliated issuers	1,134	478	22,427
Interest receivable — unaffiliated issuers	10,642,695	689,490	638,495
Securities lending income receivable — unaffiliated issuers	—	313	—
Securities lending income receivable — affiliated issuers	5,336	86	—
Receivable from Adviser	—	—	1,952
Receivable for foreign taxes recoverable	—	475	—
Other Receivable	49	—	—
TOTAL ASSETS	1,741,139,763	74,846,014	234,975,023
LIABILITIES
Due to custodian	—	—	10,515
Payable upon return of securities loaned	9,073,350	427,668	—
Payable for investments purchased	25,788,231	129,688	10,551,405
Payable for fund shares repurchased	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable	77,789	3,223	10,982
Trustees’ fees and expenses payable	1,243	39	400
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	34,940,613	560,618	10,573,302
NET ASSETS	$1,706,199,150	$74,285,396	$224,401,721
NET ASSETS CONSIST OF:
Paid-in Capital	$1,688,743,800	$71,335,410	$233,947,167
Total distributable earnings (loss)**	17,455,350	2,949,986	(9,545,446)
NET ASSETS	$1,706,199,150	$74,285,396	$224,401,721
NET ASSET VALUE PER SHARE
Net asset value per share	$ 61.82	$ 33.02	$ 26.09
Shares outstanding (unlimited amount authorized, $0.01 par value)	27,600,168	2,250,000	8,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,669,098,961	$70,101,880	$221,483,158
Investments in affiliated issuers	9,280,629	748,644	9,526,747
Total cost of investments	$1,678,379,590	$70,850,524	$231,009,905
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 8,893,175	$ 2,736,332	$ —
** Includes deferred foreign taxes	$ —	$ —	$ —
See accompanying notes to financial statements.
164

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR ICE BofAML Broad High Yield Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Nuveen S&P High Yield Municipal Bond ETF

$293,644,193	$165,605,572	$4,040,011,682	$74,497,080	$ —	$788,741,769	$810,957,303
208,685	26,209	38,595,803	4,079,481	115,834,498	3,816,789	6,125,045
293,852,878	165,631,781	4,078,607,485	78,576,561	115,834,498	792,558,558	817,082,348
979,707	486,692	—	—	—	7,023,471	—
—	—	81,050	—	—	3,636	—
19,736,451	1,539,755	48,222,938	90,925	—	50,393,464	422,115
—	—	—	—	—	—	5,840,799
—	—	—	—	—	237,783	—
(134)	—	—	—	—	—	—
1,899	311	54,158	975	424	9,066	12,284
2,387,397	1,438,517	17,052,196	1,262,043	1	11,829,180	9,763,295
—	—	4,684	232	1,179	—	—
—	—	1,482	2,699	8,169	—	—
—	—	—	26	—	—	345
171,025	10,363	28,945	1,419	—	141,754	—
6,389	—	—	—	—	110,226	—
317,135,612	169,107,419	4,144,052,938	79,934,880	115,844,271	862,307,138	833,121,186

—	—	—	69,245	—	—	—
—	—	3,598,183	3,063,450	5,685,575	—	—
18,929,546	1,682,460	69,116,098	891,498	—	51,126,005	8,835,645
—	—	9,216,636	—	—	—	—
—	—	—	—	—	37,976	—
4,882	—	—	—	—	211,726	—
82,995	66,645	505,101	9,153	24,929	192,588	236,860
493	491	4,475	122	270	1,123	1,104
—	—	481	—	—	—	—
19,017,916	1,749,596	82,440,974	4,033,468	5,710,774	51,569,418	9,073,609
$298,117,696	$167,357,823	$4,061,611,964	$75,901,412	$110,133,497	$810,737,720	$824,047,577

$299,695,808	$171,799,547	$4,054,867,698	$75,626,456	$124,750,365	$833,508,685	$811,822,151
(1,578,112)	(4,441,724)	6,744,266	274,956	(14,616,868)	(22,770,965)	12,225,426
$298,117,696	$167,357,823	$4,061,611,964	$75,901,412	$110,133,497	$810,737,720	$824,047,577

$ 31.05	$ 34.15	$ 30.72	$ 26.17	$ 23.43	$ 27.76	$ 58.44
9,600,000	4,900,000	132,200,000	2,900,000	4,700,000	29,200,000	14,100,000

$294,625,404	$169,859,515	$4,039,682,576	$74,080,588	$ —	$793,961,917	$780,795,598
208,685	26,209	38,595,803	4,079,481	112,779,696	3,816,789	6,125,045
$294,834,089	$169,885,724	$4,078,278,379	$78,160,069	$112,779,696	$797,778,706	$786,920,643
$ 977,814	$ 473,511	$ —	$ —	$ —	$ 6,972,292	$ —
$ —	$ —	$ 38,725,378	$ 4,583,540	$ 15,599,524	$ —	$ —
$ 4,882	$ —	$ —	$ —	$ —	$ 211,726	$ —
165

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Corporate Bond ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$16,777,874	$1,799,848	$ 6,572,504
Dividend income — affiliated issuers	19,599	3,963	393,409
Unaffiliated securities lending income	—	1,792	—
Affiliated securities lending income	11,159	790	—
Foreign taxes withheld	—	(6)	—
Other income	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	16,808,632	1,806,387	6,965,913
EXPENSES
Advisory fee	646,376	29,253	138,860
Trustees’ fees and expenses	9,642	842	6,350
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	656,018	30,095	145,210
Expenses waived/reimbursed by the Adviser	—	—	(23,143)
NET EXPENSES	656,018	30,095	122,067
NET INVESTMENT INCOME (LOSS)	$16,152,614	$1,776,292	$ 6,843,846
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(2,080,148)	30,412	(356,342)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	2,830,482	—	—
In-kind redemptions — affiliated issuers	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—
Net realized gain (loss)	750,334	30,412	(356,342)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	37,074,953	3,574,599	8,240,664
Investments — affiliated issuers	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—
Net change in unrealized appreciation/depreciation	37,074,953	3,574,599	8,240,664
NET REALIZED AND UNREALIZED GAIN (LOSS)	37,825,287	3,605,011	7,884,322
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$53,977,901	$5,381,303	$14,728,168
* Includes foreign capital gain taxes	$ —	$ —	$ —
* Includes foreign deferred taxes	$ —	$ —	$ —
See accompanying notes to financial statements.
166

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR ICE BofAML Broad High Yield Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Nuveen S&P High Yield Municipal Bond ETF

2,419,635	$ 2,549,254	$121,708,685	$3,574,036	$ 1,271	$ 39,561,415	$30,780,878
10,731	1,648	540,479	8,951	5,472,574	79,419	90,538
—	—	67,623	900	16,707	—	—
—	335	33,542	13,521	351,413	—	—
—	—	—	—	—	(988,020)	—
27,004	15,791	11,315	—	—	—	—
2,457,370	2,567,028	122,361,644	3,597,408	5,841,965	38,652,814	30,871,416

997,470	925,302	6,119,533	234,439	221,598	2,469,197	2,442,951
4,487	3,576	62,930	1,086	2,301	10,920	8,227
15,630	9,964	—	—	—	6,200	—
1,017,587	938,842	6,182,463	235,525	223,899	2,486,317	2,451,178
—	—	—	(52,651)	—	(34,330)	(48,325)
1,017,587	938,842	6,182,463	182,874	223,899	2,451,987	2,402,853
$ 1,439,783	$ 1,628,186	$116,179,181	$3,414,534	$ 5,618,066	$ 36,200,827	$28,468,563

(3,298,899)	(3,402,878)	(770,827)	30,926	—	(18,497,378)	(438,124)
—	—	—	—	(7,634,758)	—	—
1,249,937	(2,223,260)	(4,234,075)	118,913	—	(1,558)	4,518,785
—	—	—	—	(528,577)	—	—
—	—	—	—	—	(42,886)	—
(109,510)	(429,255)	—	—	—	(4,917,303)	—
(2,158,472)	(6,055,393)	(5,004,902)	149,839	(8,163,335)	(23,459,125)	4,080,661

1,939,338	5,860,105	(2,514,124)	2,038,131	—	39,605,063	22,985,132
—	—	—	—	5,051,365	—	—
—	—	—	—	—	250,514	—
38,851	94,768	—	—	—	881,645	—
1,978,189	5,954,873	(2,514,124)	2,038,131	5,051,365	40,737,222	22,985,132
(180,283)	(100,520)	(7,519,026)	2,187,970	(3,111,970)	17,278,097	27,065,793
$ 1,259,500	$ 1,527,666	$108,660,155	$5,602,504	$ 2,506,096	$ 53,478,924	$55,534,356
$ —	$ —	$ —	$ —	$ —	$ 5,315	$ —
$ (4,882)	$ —	$ —	$ —	$ —	$ (211,726)	$ —
167

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF		SPDR Bloomberg Barclays Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,152,614	$ 10,721,256	$ 1,776,292	$ 688,673
Net realized gain (loss)	750,334	(8,170,113)	30,412	86,210
Net change in unrealized appreciation/depreciation	37,074,953	(8,765,034)	3,574,599	(788,007)
Net increase (decrease) in net assets resulting from operations	53,977,901	(6,213,891)	5,381,303	(13,124)
Net equalization credits and charges	(49,843)	185,045	110,344	(8,460)
Distributions to shareholders (Note 13)	(14,401,057)	(10,352,809)	(1,705,771)	(712,470)
Return of capital	—	—	—	—
Total Distributions to shareholders	(14,401,057)	(10,352,809)	(1,705,771)	(712,470)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,992,037,812	352,506,757	55,101,060	—
Cost of shares redeemed	(906,555,687)	(199,099,146)	—	(12,807,828)
Net income equalization	49,843	(185,045)	(110,344)	8,460
Other Capital	203	441	13,278	—
Net increase (decrease) in net assets from beneficial interest transactions	1,085,532,171	153,223,007	55,003,994	(12,799,368)
Net increase (decrease) in net assets during the period	1,125,059,172	136,841,352	58,789,870	(13,533,422)
Net assets at beginning of period	581,139,978	444,298,626	15,495,526	29,028,948
NET ASSETS AT END OF PERIOD	$1,706,199,150	$ 581,139,978	$74,285,396	$ 15,495,526
SHARES OF BENEFICIAL INTEREST:
Shares sold	33,000,000	5,900,000	1,750,000	—
Shares redeemed	(15,300,000)	(3,400,000)	—	(400,000)
Net increase (decrease) from share transactions	17,700,000	2,500,000	1,750,000	(400,000)
See accompanying notes to financial statements.
168

SPDR Bloomberg Barclays Mortgage Backed Bond ETF		SPDR Bloomberg Barclays Short Term International Treasury Bond ETF		SPDR Bloomberg Barclays International Corporate Bond ETF
Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18

$ 6,843,846	$ 5,396,580	$ 1,439,783	$ 19,851	$ 1,628,186	$ 1,694,152
(356,342)	(1,064,428)	(2,158,472)	4,811,075	(6,055,393)	162,213
8,240,664	(4,766,922)	1,978,189	(6,299,227)	5,954,873	(7,029,716)
14,728,168	(434,770)	1,259,500	(1,468,301)	1,527,666	(5,173,351)
11,992	(11,691)	—	—	—	—
(7,994,169)	(6,939,329)	(3,097,036)	(1,031,535)	—	(1,438,548)
—	—	(606,203)	—	(1,352,194)	—
(7,994,169)	(6,939,329)	(3,703,239)	(1,031,535)	(1,352,194)	(1,438,548)

160,263,657	92,594,629	64,766,646	154,622,149	9,941,724	216,648,412
(171,617,008)	(82,368,995)	(96,823,406)	(16,395,326)	(73,064,672)	(129,338,137)
(11,992)	11,691	—	—	—	—
161,156	75,283	35,702	75,224	19,650	301,330
(11,204,187)	10,312,608	(32,021,058)	138,302,047	(63,103,298)	87,611,605
(4,458,196)	2,926,818	(34,464,797)	135,802,211	(62,927,826)	80,999,706
228,859,917	225,933,099	332,582,493	196,780,282	230,285,649	149,285,943
$ 224,401,721	$228,859,917	$298,117,696	$332,582,493	$167,357,823	$ 230,285,649

6,300,000	3,600,000	2,100,000	4,800,000	300,000	6,100,000
(6,700,000)	(3,200,000)	(3,100,000)	(500,000)	(2,200,000)	(3,800,000)
(400,000)	400,000	(1,000,000)	4,300,000	(1,900,000)	2,300,000
169

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF		SPDR ICE BofAML Broad High Yield Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 116,179,181	$ 39,291,037	$ 3,414,534	$ 2,349,330
Net realized gain (loss)	(5,004,902)	449,073	149,839	69,341
Net change in unrealized appreciation/depreciation	(2,514,124)	(1,602,840)	2,038,131	(2,990,133)
Net increase (decrease) in net assets resulting from operations	108,660,155	38,137,270	5,602,504	(571,462)
Net equalization credits and charges	400,830	1,201,980	6,876	(66,099)
Distributions to shareholders (Note 13)	(114,290,416)	(34,701,857)	(3,276,538)	(2,227,227)
Return of capital	—	—	—	—
Total Distributions to shareholders	(114,290,416)	(34,701,857)	(3,276,538)	(2,227,227)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,462,471,947	2,238,319,560	20,630,330	28,872,229
Cost of shares redeemed	(1,825,366,550)	(42,969,119)	(12,926,207)	(5,170,108)
Net income equalization	(400,830)	(1,201,980)	(6,876)	66,099
Other Capital	80,624	456,963	2,694	975
Net increase (decrease) in net assets from beneficial interest transactions	636,785,191	2,194,605,424	7,699,941	23,769,195
Contribution from Affiliate (Note 5)	—	—	—	—
Net increase (decrease) in net assets during the period	631,555,760	2,199,242,817	10,032,783	20,904,407
Net assets at beginning of period	3,430,056,204	1,230,813,387	65,868,629	44,964,222
NET ASSETS AT END OF PERIOD	$ 4,061,611,964	$3,430,056,204	$ 75,901,412	$65,868,629
SHARES OF BENEFICIAL INTEREST:
Shares sold	80,300,000	72,900,000	800,000	1,100,000
Shares redeemed	(59,700,000)	(1,400,000)	(500,000)	(200,000)
Net increase (decrease) from share transactions	20,600,000	71,500,000	300,000	900,000
See accompanying notes to financial statements.
170

SPDR Dorsey Wright Fixed Income Allocation ETF		SPDR Bloomberg Barclays Emerging Markets Local Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF
Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18

$ 5,618,066	$ 4,387,200	$ 36,200,827	$ 20,936,393	$ 28,468,563	$ 22,214,031
(8,163,335)	(9,059,764)	(23,459,125)	(23,592,695)	4,080,661	(16,833,944)
5,051,365	(2,939,017)	40,737,222	(44,635,550)	22,985,132	6,122,861
2,506,096	(7,611,581)	53,478,924	(47,291,852)	55,534,356	11,502,948
(101)	(108,017)	—	—	551,818	(64,650)
(5,623,261)	(4,469,909)	(18,596,461)	(7,011,920)	(26,747,361)	(20,558,373)
—	—	(12,351,842)	(10,442,593)	—	—
(5,623,261)	(4,469,909)	(30,948,303)	(17,454,513)	(26,747,361)	(20,558,373)

5,240,037	131,777,587	283,813,595	717,051,774	406,591,867	119,462,426
(40,679,000)	(28,494,388)	(16,273,520)	(263,705,608)	(142,939,155)	(185,764,143)
101	108,017	—	—	(551,818)	64,650
—	—	591,371	896,040	66,086	20,970
(35,438,862)	103,391,216	268,131,446	454,242,206	263,166,980	(66,216,097)
—	—	142,298	—	—	—
(38,556,128)	91,201,709	290,804,365	389,495,841	292,505,793	(75,336,172)
148,689,625	57,487,916	519,933,355	130,437,514	531,541,784	606,877,956
$110,133,497	$148,689,625	$810,737,720	$ 519,933,355	$ 824,047,577	$ 531,541,784

225,000	5,200,000	10,600,000	24,200,000	7,200,000	2,100,000
(1,800,000)	(1,175,000)	(600,000)	(9,500,000)	(2,500,000)	(3,300,000)
(1,575,000)	4,025,000	10,000,000	14,700,000	4,700,000	(1,200,000)
171

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 58.70	$ 60.04	$ 61.66	$ 60.06	$ 59.72
Income (loss) from investment operations:
Net investment income (loss) (a)	1.32	0.98	0.76	0.75	0.68
Net realized and unrealized gain (loss) (b)	3.14	(1.40)	(1.63)	1.58	0.31
Total from investment operations	4.46	(0.42)	(0.87)	2.33	0.99
Net equalization credits and charges (a)	(0.00)(c)	0.02	0.00(c)	0.01	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.34)	(0.94)	(0.75)	(0.74)	(0.67)
Total distributions	(1.34)	(0.94)	(0.75)	(0.74)	(0.67)
Net asset value, end of period	$ 61.82	$ 58.70	$ 60.04	$ 61.66	$ 60.06
Total return (d)	7.73%	(0.67)%	(1.42)%	3.92%	1.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,706,199	$581,140	$444,299	$437,789	$294,311
Ratios to average net assets:
Total expenses	0.09%	0.10%	0.10%	0.10%	0.12%
Net investment income (loss)	2.22%	1.65%	1.26%	1.24%	1.13%
Portfolio turnover rate (e)	24%	61%	25%	33%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
172

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.99	$ 32.25	$ 32.57	$ 31.53	$ 32.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	1.03	0.99	0.97	0.96
Net realized and unrealized gain (loss) (b)	1.93	(1.25)	(0.33)	1.04	(0.88)
Total from investment operations	3.12	(0.22)	0.66	2.01	0.08
Net equalization credits and charges (a)	0.07	(0.01)	0.01	0.00(c)	0.01
Other capital (a)	0.01	—	0.00(c)	0.00(c)	0.14
Distributions to shareholders from:
Net investment income	(1.17)	(1.03)	(0.99)	(0.97)	(0.98)
Total distributions	(1.17)	(1.03)	(0.99)	(0.97)	(0.98)
Net asset value, end of period	$ 33.02	$ 30.99	$ 32.25	$ 32.57	$ 31.53
Total return (d)	10.61%	(0.76)%	2.11%	6.56%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,285	$15,496	$29,029	$26,060	$25,220
Ratios to average net assets:
Total expenses	0.06%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	3.81%	3.23%	3.09%	3.09%	2.98%
Portfolio turnover rate (e)	29%	41%	36%	20%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
173

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 25.43	$ 26.27	$ 27.18	$ 26.93	$ 27.41
Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	0.64	0.54	0.82	0.79
Net realized and unrealized gain (loss) (b)	0.76	(0.67)	(0.68)	0.23	(0.22)
Total from investment operations	1.51	(0.03)	(0.14)	1.05	0.57
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.01	0.02	(0.01)
Other capital (a)	0.02	0.01	0.01	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.87)	(0.82)	(0.79)	(0.79)	(0.77)
Net realized gains	—	—	—	—	(0.27)
Return of Capital	—	—	—	(0.04)	—
Total distributions	(0.87)	(0.82)	(0.79)	(0.83)	(1.04)
Net asset value, end of period	$ 26.09	$ 25.43	$ 26.27	$ 27.18	$ 26.93
Total return (d)	6.21%	(0.07)%	(0.44)%	4.08%	2.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$224,402	$228,860	$225,933	$225,585	$150,787
Ratios to average net assets:
Total expenses	0.06%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.05%	0.18%	0.18%	0.16%	0.20%
Net investment income (loss)	2.96%	2.47%	2.03%	3.05%	2.88%
Portfolio turnover rate (e)	245%	175%	323%	356%	221%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
174

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 31.38	$ 31.23	$ 31.48	$ 30.71	$ 36.48
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.00(b)	0.03	0.17	0.19
Net realized and unrealized gain (loss) (c)	(0.10)	0.28	(0.42)	0.59	(5.91)
Total from investment operations	0.06	0.28	(0.39)	0.76	(5.72)
Net equalization credits and charges (a)	—	—	—	—	(0.01)
Voluntary contribution from Adviser	—	—	0.18	—	—
Other capital (a)	0.00(b)	0.01	0.00(b)	0.03	0.02
Distributions to shareholders from:
Net investment income	(0.33)	(0.14)	—	—	(0.01)
Net realized gains	—	—	(0.04)	(0.02)	(0.05)
Return of Capital	(0.06)	—	—	—	—
Total distributions	(0.39)	(0.14)	(0.04)	(0.02)	(0.06)
Net asset value, end of period	$ 31.05	$ 31.38	$ 31.23	$ 31.48	$ 30.71
Total return (d)	0.21%	0.90%	(0.66)%(e)	2.56%	(15.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$298,118	$332,582	$196,749	$182,560	$199,591
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.51%	0.01%	0.11%	0.55%	0.59%
Portfolio turnover rate (f)	66%	63%	74%	85%	83%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one-time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
175

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 33.87	$ 33.17	$ 32.44	$ 31.34	$ 37.68
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.25	0.42	0.57	0.49
Net realized and unrealized gain (loss) (b)	0.23	0.63	0.30	0.53	(6.50)
Total from investment operations	0.52	0.88	0.72	1.10	(6.01)
Other capital (a)	0.00(c)	0.04	0.01	(0.00)(c)	0.01
Distributions to shareholders from:
Net investment income	—	(0.22)	—	(0.00)(c)	(0.33)
Net realized gains	—	—	(0.00)(c)	—	(0.01)
Return of Capital	(0.24)	—	—	—	—
Total distributions	(0.24)	(0.22)	(0.00)(c)	(0.00)(c)	(0.34)
Net asset value, end of period	$ 34.15	$ 33.87	$ 33.17	$ 32.44	$ 31.34
Total return (d)	1.59%	2.71%	2.26%	3.54%	(16.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$167,358	$230,286	$149,286	$139,508	$191,155
Ratios to average net assets:
Total expenses	0.51%	0.50%	0.50%	0.50%	0.54%
Net investment income (loss)	0.88%	0.72%	1.30%	1.80%	1.43%
Portfolio turnover rate (e)	16%	23%	14%	19%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
176

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.74	$ 30.69	$ 30.48	$ 30.55	$ 30.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.87	0.63	0.41	0.25	0.17
Net realized and unrealized gain (loss) (b)	(0.03)	(0.04)	0.16	(0.10)	(0.08)
Total from investment operations	0.84	0.59	0.57	0.15	0.09
Net equalization credits and charges (a)	0.00(c)	0.02	0.01	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.01	0.01	0.02	0.00(c)
Distributions to shareholders from:
Net investment income	(0.86)	(0.57)	(0.38)	(0.24)	(0.17)
Net realized gains	—	—	—	—	(0.00)(c)
Total distributions	(0.86)	(0.57)	(0.38)	(0.24)	(0.17)
Net asset value, end of period	$ 30.72	$ 30.74	$ 30.69	$ 30.48	$ 30.55
Total return (d)	2.83%	2.01%	1.98%	0.55%	0.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,061,612	$3,430,056	$1,230,813	$563,854	$387,936
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.85%	2.06%	1.33%	0.83%	0.56%
Portfolio turnover rate (e)	19%	16%	23%	28%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
177

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE BofAML Broad High Yield Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 25.33	$ 26.45	$ 25.93	$ 25.68	$ 26.58
Income (loss) from investment operations:
Net investment income (loss) (a)	1.24	1.08	1.11	1.07	1.02
Net realized and unrealized gain (loss) (b)	0.80	(1.09)	0.52	0.28	(0.97)
Total from investment operations	2.04	(0.01)	1.63	1.35	0.05
Net equalization credits and charges (a)	0.00(c)	(0.03)	0.00(c)	(0.01)	(0.02)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.07
Distributions to shareholders from:
Net investment income	(1.20)	(1.08)	(1.11)	(1.09)	(0.98)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(1.20)	(1.08)	(1.11)	(1.09)	(1.00)
Net asset value, end of period	$ 26.17	$ 25.33	$ 26.45	$ 25.93	$ 25.68
Total return (d)	8.30%	(0.19)%	6.42%	5.39%	0.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$75,901	$65,869	$44,964	$36,296	$43,664
Ratios to average net assets:
Total expenses	0.34%	0.40%	0.40%	0.40%	0.40%
Net expenses	0.26%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	4.89%	4.15%	4.25%	4.27%	3.88%
Portfolio turnover rate (e)	75%	29%	24%	36%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
178

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dorsey Wright Fixed Income Allocation ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/2/16* - 6/30/16
Net asset value, beginning of period	$ 23.70	$ 25.55	$ 25.71	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	0.92	0.90	0.05
Net realized and unrealized gain (loss) (b)	(0.29)	(1.68)	(0.35)	0.56
Total from investment operations	0.76	(0.76)	0.55	0.61
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	0.07	0.10
Voluntary contribution from Adviser	—	—	0.11	—
Distributions to shareholders from:
Net investment income	(1.03)	(1.07)	(0.89)	—
Net asset value, end of period	$ 23.43	$ 23.70	$ 25.55	$ 25.71
Total return (d)	3.43%	(3.26)%	2.98%(e)	2.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$110,133	$148,690	$57,488	$15,428
Ratios to average net assets:
Total expenses (f)	0.18%	0.15%	0.25%	0.21%(g)
Net investment income (loss)	4.56%	3.66%	3.55%	2.23%(g)
Portfolio turnover rate (h)	104%	189%	71%	3%(i)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one—time voluntary contribution during the period ended June 30, 2017, the total return would have been 2.54%.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
179

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 27.08	$ 28.99	$ 27.74	$ 27.08	$ 31.25
Income (loss) from investment operations:
Net investment income (loss) (a)	1.51	1.41	1.38	1.47	1.43
Net realized and unrealized gain (loss) (b)	0.45	(2.28)	(0.18)	(0.90)	(5.64)
Total from investment operations	1.96	(0.87)	1.20	0.57	(4.21)
Contribution from Affiliate	0.01	—	—	—	—
Other capital (a)	0.02	0.06	0.05	0.09	0.04
Distributions to shareholders from:
Net investment income	(0.79)	(0.67)	—	—	—
Return of Capital	(0.52)	(0.43)	—	—	—
Total distributions	(1.31)	(1.10)	—	—	—
Net asset value, end of period	$ 27.76	$ 27.08	$ 28.99	$ 27.74	$ 27.08
Total return (c)	7.70%(d)	(3.03)%	4.49%	2.44%	(13.35)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$810,738	$519,933	$130,438	$205,272	$97,487
Ratios to average net assets:
Total expenses	0.39%	0.41%	0.47%	0.50%	0.500%
Net expenses	0.38%	0.41%	0.46%	0.50%	0.50%
Net investment income (loss)	5.68%	4.81%	4.95%	5.67%	4.94%
Portfolio turnover rate (e)	43%	83%	42%	44%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
180

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P High Yield Municipal Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 56.55	$ 57.25	$ 59.80	$ 56.21	$ 56.28
Income (loss) from investment operations:
Net investment income (loss) (a)	2.45	2.29	2.20	2.56	2.62
Net realized and unrealized gain (loss) (b)	1.71	(0.87)	(2.62)	3.53	(0.17)
Total from investment operations	4.16	1.42	(0.42)	6.09	2.45
Net equalization credits and charges (a)	0.05	(0.01)	0.01	0.04	0.03
Other capital (a)	0.01	0.00(c)	0.03	0.01	0.01
Distributions to shareholders from:
Net investment income	(2.33)	(2.11)	(2.17)	(2.55)	(2.56)
Total distributions	(2.33)	(2.11)	(2.17)	(2.55)	(2.56)
Net asset value, end of period	$ 58.44	$ 56.55	$ 57.25	$ 59.80	$ 56.21
Total return (d)	7.70%	2.53%	(0.60)%	11.23%	4.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$824,048	$531,542	$606,878	$490,343	$382,259
Ratios to average net assets:
Total expenses	0.37%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.37%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	4.33%	4.06%	3.82%	4.48%	4.58%
Portfolio turnover rate (e)	18%	19%	11%	23%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
181

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NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Intermediate Term Treasury ETF
SPDR Bloomberg Barclays Corporate Bond ETF
SPDR Bloomberg Barclays Mortgage Backed Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR ICE BofAML Broad High Yield Bond ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component
182

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June 30, 2019

of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
183

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June 30, 2019

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR Bloomberg Barclays Intermediate Term Treasury ETF
SPDR Bloomberg Barclays Corporate Bond ETF
SPDR Bloomberg Barclays Mortgage Backed Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR ICE BofAML Broad High Yield Bond ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
184

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2019, the following Fund entered into forward foreign currency exchange contracts for the strategies listed below:
Funds	Strategies
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$237,783	$—	$—	$—	$237,783
(a)	Unrealized appreciation on forward foreign currency exchange contracts.
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts(a)	$—	$(37,976)	$—	$—	$—	$(37,976)
(a)	Unrealized depreciation on forward foreign currency exchange contracts.
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(42,886)	$—	$—	$—	$(42,886)

185

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$250,514	$—	$—	$—	$250,514
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2019:
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Societe Generale SA	$106,947	$(28,134)	$—	$ 78,813
Standard Chartered Bank	130,836	(9,842)	—	120,994
	$237,783	$(37,976)	$—	$199,807
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Societe Generale SA	$(28,134)	$28,134	$—	$—
Standard Chartered Bank	(9,842)	9,842	—	—
	$(37,976)	$37,976	$—	$—
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.06%(1)
SPDR Bloomberg Barclays Corporate Bond ETF	0.06(2)
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Annual Rate
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.06%
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15
SPDR ICE BofAML Broad High Yield Bond ETF	0.15(3)
SPDR Dorsey Wright Fixed Income Allocation ETF	0.60(4)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.30(5)
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.35(6)
(1)	Effective April 26, 2019, SSGA FM has agreed to reduce the Fund’s management fee from 0.10% to 0.06% of the Fund’s average daily net assets.
(2)	Effective July 31, 2018, SSGA FM has agreed to reduce the management fee from 0.16% to 0.06% of the Fund's average daily net assets.
(3)	Effective April 1, 2019, SSGA FM has agreed to reduce the Fund’s management fee from 0.40% to 0.15% of the Fund’s average daily net assets. Prior to April 1, 2019, the Adviser had contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30%.
(4)	The management fee to be paid shall be reduced by any acquired fund fees and expenses attributable to the Fund’s investments in other investment companies. For the year ended June 30, 2019, the net annualized management fee was 0.18%.
(5)	Effective June 3, 2019, SSGA FM has agreed to reduce the Fund’s management fee from 0.40% to 0.30% of the Fund’s average daily net assets. Effective May 7, 2019 through June 2, 2019, SSGA FM had contractually agreed to limit its management fee to 0.30% of the Fund’s average daily net assets.
(6)	Effective September 4, 2018, SSGA FM has agreed to reduce the management fee from 0.50% to 0.35% of the Fund's average daily net assets. Prior to September 4, 2018, the Adviser had contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.45%.
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund, except SPDR Dorsey Wright Fixed Income Allocation ETF, until October 31, 2019.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen S&P High Yield Municipal Bond ETF.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
During the year, State Street authorized reimbursements of $142,298 to the SPDR Bloomberg Barclays Emerging Markets Local Bond ETF in connection with trading matters.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
187

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2019, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$195,671,070	$173,695,911	$ —	$ —
SPDR Bloomberg Barclays Corporate Bond ETF	—	—	17,286,597	13,444,822
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	603,366,676	570,121,280	—	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	183,428,863	194,583,517
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	29,083,306	38,806,400
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	—	—	1,099,640,088	699,981,993
SPDR ICE BofAML Broad High Yield Bond ETF	—	—	52,693,762	51,157,832
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	128,168,862	128,286,522
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	492,535,624	268,010,474
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	140,613,934	115,945,180
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$1,956,856,197	$ 900,242,819	$ 2,830,482
SPDR Bloomberg Barclays Corporate Bond ETF	50,779,444	—	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	57,203,415	77,117,094	1,249,937
SPDR Bloomberg Barclays International Corporate Bond ETF	3,807,115	54,537,278	(2,223,260)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	2,379,847,669	1,811,183,526	(4,234,075)
SPDR ICE BofAML Broad High Yield Bond ETF	19,332,147	12,636,227	118,913
188

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dorsey Wright Fixed Income Allocation ETF	$ 5,240,210	$ 40,676,321	$ (528,577)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	45,549,814	9,475,512	(1,558)
SPDR Nuveen S&P High Yield Municipal Bond ETF	382,136,146	142,980,443	4,518,785
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, net operating losses, wash sale loss deferrals, defaulted bonds, paydown gains and losses, mortgage dollar rolls, forward contracts, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$ 14,401,057	$ —	$—	$ —	$ 14,401,057
SPDR Bloomberg Barclays Corporate Bond ETF	1,705,771	—	—	—	1,705,771
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	7,994,169	—	—	—	7,994,169
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	3,097,036	—	—	606,203	3,703,239
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	—	1,352,194	1,352,194
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	114,290,416	—	—	—	114,290,416
SPDR ICE BofAML Broad High Yield Bond ETF	3,276,538	—	—	—	3,276,538
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Dorsey Wright Fixed Income Allocation ETF	$ 5,188,633	$ 434,628	$—	$ —	$ 5,623,261
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	18,596,461	—	—	12,351,842	30,948,303
SPDR Nuveen S&P High Yield Municipal Bond ETF	802,166	25,945,195	—	—	26,747,361
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$ 10,352,809	$ —	$ —	$ —	$ 10,352,809
SPDR Bloomberg Barclays Corporate Bond ETF	712,470	—	—	—	712,470
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	6,939,329	—	—	—	6,939,329
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	998,437	—	33,098	—	1,031,535
SPDR Bloomberg Barclays International Corporate Bond ETF	1,438,548	—	—	—	1,438,548
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	34,701,857	—	—	—	34,701,857
SPDR ICE BofAML Broad High Yield Bond ETF	2,227,227	—	—	—	2,227,227
SPDR Dorsey Wright Fixed Income Allocation ETF	4,469,909	—	—	—	4,469,909
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	7,011,920	—	—	10,442,593	17,454,513
SPDR Nuveen S&P High Yield Municipal Bond ETF	553,182	20,005,191	—	—	20,558,373
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$2,365,021	$ —	$ (8,663,504)	$—	$ 23,753,833	$—	$ 17,455,350
SPDR Bloomberg Barclays Corporate Bond ETF	78,590	—	(339,952)	—	3,211,348	—	2,949,986
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	88,141	—	(10,832,267)	—	1,198,680	—	(9,545,446)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	(85,918)	—	(1,153,119)	—	(1,239,037)
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	(174,738)	—	(4,258,448)	—	(4,433,186)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	7,576,613	—	(1,161,453)	—	329,106	—	6,744,266
SPDR ICE BofAML Broad High Yield Bond ETF	413,019	—	(545,475)	—	407,412	—	274,956
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	(17,671,395)	—	3,054,527	—	(14,616,868)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	(11,524,391)	—	(11,199,143)	—	(22,723,534)
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	5,654,505	(25,792,372)	—	32,363,293	—	12,225,426
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$ 2,013,500	$ 6,650,004
SPDR Bloomberg Barclays Corporate Bond ETF	133,567	206,385
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	4,918,838	5,913,429
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	85,918
SPDR Bloomberg Barclays International Corporate Bond ETF	120,751	53,987
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	535,216	626,237
SPDR ICE BofAML Broad High Yield Bond ETF	—	545,475
SPDR Dorsey Wright Fixed Income Allocation ETF	17,671,395	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	8,299,420	3,224,971
190

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Nuveen S&P High Yield Municipal Bond ETF	$13,186,934	$12,605,438
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$1,678,379,590	$23,756,909	$ 3,076	$ 23,753,833
SPDR Bloomberg Barclays Corporate Bond ETF	70,850,524	3,239,178	27,830	3,211,348
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	231,011,181	2,429,107	1,230,427	1,198,680
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	295,018,878	3,158,707	4,329,589	(1,170,882)
SPDR Bloomberg Barclays International Corporate Bond ETF	169,901,519	1,871,743	6,141,481	(4,269,738)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	4,078,278,379	4,051,352	3,722,246	329,106
SPDR ICE BofAML Broad High Yield Bond ETF	78,169,149	1,394,639	987,227	407,412
SPDR Dorsey Wright Fixed Income Allocation ETF	112,779,971	3,605,991	551,464	3,054,527
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	803,888,556	19,954,116	31,495,840	(11,541,724)
SPDR Nuveen S&P High Yield Municipal Bond ETF	784,719,055	37,073,530	4,710,237	32,363,293
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$ 8,893,175	$ 9,073,350	$ —	$ 9,073,350
SPDR Bloomberg Barclays Corporate Bond ETF	2,736,332	427,668	2,363,740	2,791,408
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	38,725,378	3,598,183	35,923,075	39,521,258
191

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR ICE BofAML Broad High Yield Bond ETF	$ 4,583,540	$3,063,450	$ 1,607,168	$ 4,670,618
SPDR Dorsey Wright Fixed Income Allocation ETF	15,599,524	5,685,575	10,259,104	15,944,679
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	U.S. Treasury Obligations	$9,073,350	$—	$—	$—	$9,073,350	$9,073,350
SPDR Bloomberg Barclays Corporate Bond ETF	Corporate Bonds & Notes	427,668	—	—	—	427,668	427,668

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Corporate Bonds & Notes	3,085,683	—	—	—	3,085,683	3,085,683
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Foreign Government Obligations	512,500	—	—	—	512,500	512,500
SPDR ICE BofAML Broad High Yield Bond ETF	Corporate Bonds & Notes	3,063,450	—	—	—	3,063,450	3,063,450
SPDR Dorsey Wright Fixed Income Allocation ETF	Mutual Funds and Exchange Traded Products	5,685,575	—	—	—	5,685,575	5,685,575
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The following Funds participate in the credit facility as of June 30, 2019:
SPDR Bloomberg Barclays Corporate Bond ETF
SPDR Bloomberg Barclays Mortgage Backed Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR ICE BofAML Broad High Yield Bond ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF
The Funds had no outstanding loans as of June 30, 2019.
192

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
13.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$ 10,352,809	$ —	$ 10,352,809	$ 613,464
SPDR Bloomberg Barclays Corporate Bond ETF	712,470	—	712,470	6,635
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	6,939,329	—	6,939,329	75,551
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	1,031,535	—	1,031,535	2,548,799
SPDR Bloomberg Barclays International Corporate Bond ETF	1,438,548	—	1,438,548	(40,279)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	34,701,857	—	34,701,857	5,687,848
SPDR ICE BofAML Broad High Yield Bond ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)	2,227,227	—	2,227,227	271,698
SPDR Dorsey Wright Fixed Income Allocation ETF	4,469,909	—	4,469,909	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	7,011,920	10,442,593	17,454,513	(2,298,410)
SPDR Nuveen S&P High Yield Municipal Bond ETF	20,558,373	—	20,558,373	3,740,264
193

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
194

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Intermediate Term Treasury ETF, SPDR Bloomberg Barclays Corporate Bond ETF, SPDR Bloomberg Barclays Mortgage Backed Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF, SPDR ICE BofAML Broad High Yield Bond ETF, SPDR Dorsey Wright Fixed Income Allocation ETF, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Intermediate Term Treasury ETF, SPDR Bloomberg Barclays Corporate Bond ETF, SPDR Bloomberg Barclays Mortgage Backed Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF, SPDR ICE BofAML Broad High Yield Bond ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF), SPDR Dorsey Wright Fixed Income Allocation ETF, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF and SPDR Nuveen S&P High Yield Municipal Bond ETF (collectively referred to as the “Funds”) (ten of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting SPDR® Series Trust) at June 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg Barclays Intermediate Term Treasury ETF
SPDR Bloomberg Barclays Corporate Bond ETF
SPDR Bloomberg Barclays Mortgage Backed Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR ICE BofAML Broad High Yield Bond ETF (formerly, SPDR ICE BofAML Crossover Corporate Bond ETF)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the five years in the period ended June 30, 2019
SPDR Dorsey Wright Fixed Income Allocation ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the two years in the period ended June 30, 2019 and the period from June 2, 2016 (commencement of operations) through June 30, 2016
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
195

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
196

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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.08%	$1,050.80	$0.41	$1,024.40	$0.40
SPDR Bloomberg Barclays Corporate Bond ETF	0.06	1,100.20	0.31	1,024.50	0.30
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.05	1,041.70	0.25	1,024.50	0.25
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.36	1,012.50	1.80	1,023.00	1.81
SPDR Bloomberg Barclays International Corporate Bond ETF	0.51	1,047.10	2.59	1,022.30	2.56
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15	1,023.10	0.75	1,024.10	0.75
SPDR ICE BofAML Broad High Yield Bond ETF	0.23	1,085.80	1.19	1,023.70	1.15
SPDR Dorsey Wright Fixed Income Allocation ETF	0.30	1,072.10	1.54	1,023.30	1.51
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.37	1,072.90	1.90	1,023.00	1.86
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.35	1,065.20	1.79	1,023.10	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
197

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Dorsey Wright Fixed Income Allocation ETF	7.73%
SPDR Nuveen S&P High Yield Municipal Bond ETF	97.00%
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended June 30, 2019, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$988,020
The amount of foreign source income earned on the following Funds during the year ended June 30, 2019 was as follows:
Amount
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$36,496,552
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
198

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
199

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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
Approval of Nuveen Asset Management Sub-Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.
200

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by Nuveen with respect to the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.
Approval of State Street Global Advisors Limited Sub-Advisory Agreement
At an in-person meeting held prior to June 30, 2019, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSGA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSGA Limited (the “Foreign Fixed Income ETFs”). The Independent Trustees also met separately to consider the SSGA Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the SSGA Limited Sub-Advisory Agreement, the Board requested, and SSGA Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs under the SSGA Limited Sub-Advisory Agreement and (ii) investment performance of the Foreign Fixed Income ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Limited under the SSGA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.
The Board considered the background and experience of SSGA Limited’s senior management and, in particular, SSGA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance, and the extent to which each Foreign Fixed Income ETF tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSGA Limited’s fees paid by the Adviser. The Board also considered whether SSGA Limited benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSGA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to SSGA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trust.
201

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
202

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	189	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
203

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Attorney, MFS Investment Management (March 2012-August 2015).
204

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
205

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
“ICE Data” and “the ICE BofAML U.S. High Yield Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Dorsey Wright Disclaimer: Dorsey Wright & Associates, LLC (collectively with its parent companies and affiliates, “Dorsey Wright”) licenses to State Street Global Advisors (“SSGA”) certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Fixed Income Allocation Index (“Index”), for use by SSGA. Such trademarks, trade names and Index have been created and developed by DorseyWright without regard to and independently of SSGA, its business, its development of this Product, and/or any prospective investor. SSGA has arranged with Dorsey Wright to license the Index for possible inclusion in products which SSGA independently develops and promotes. The licensing of any Index to SSGA is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by SSGA with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not DorseyWright or SSGA.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P HighYield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRLEGACYFIAR

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3.	Audit Committee Financial Expert.

(a)(1)    The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2)    Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2019 and June 30, 2018, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,108,872 and $1,072,056, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2019 and June 30, 2018, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2019 and June 30, 2018, the aggregate tax fees billed for professional services rendered by the principal accountant were $ 803,601 and $780,503, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2019 and June 30, 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2019 (in millions)		FY 2018 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$14.8		$15.4
Tax Fees	$5.3		$7.8
All Other Fees	$16.2		$16.2

(1)	Information is for the calendar years 2018 and 2017, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6.	Investments.

(a)

The Schedules of Investments for the SPDR Portfolio Small Cap ETF, SPDR Portfolio Total Stock Market ETF, SPDR Bloomberg Barclays High Yield Bond ETF, SPDR Bloomberg Barclays Short Term High Yield Bond ETF, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF and SPDR Portfolio Long Term Corporate Bond ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.9%
AAR Corp.	20,886	$ 768,396
Aerojet Rocketdyne Holdings, Inc. (a)	41,894	1,875,594
Aerovironment, Inc. (a)	12,086	686,122
Astronics Corp. (a)	15,026	604,346
Axon Enterprise, Inc. (a)	30,211	1,939,848
Cubic Corp.	14,262	919,614
Ducommun, Inc. (a)	7,282	328,200
Kratos Defense & Security Solutions, Inc. (a)	50,688	1,160,248
Mercury Systems, Inc. (a)	26,124	1,837,823
Moog, Inc. Class A	1,829	171,213
National Presto Industries, Inc. (b)	2,884	269,048
Triumph Group, Inc.	29,159	667,741
Vectrus, Inc. (a)	7,241	293,695
Wesco Aircraft Holdings, Inc. (a)	39,016	433,078
		11,954,966
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	31,977	780,239
Atlas Air Worldwide Holdings, Inc. (a)	13,886	619,871
Echo Global Logistics, Inc. (a)	11,534	240,714
Forward Air Corp.	15,844	937,173
Hub Group, Inc. Class A (a)	18,159	762,315
Radiant Logistics, Inc. (a)	19,446	119,398
		3,459,710
AIRLINES — 0.4%
Allegiant Travel Co.	6,881	987,424
Hawaiian Holdings, Inc.	25,018	686,244
SkyWest, Inc.	26,644	1,616,491
Spirit Airlines, Inc. (a)	36,662	1,749,877
		5,040,036
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	61,419	783,706
Cooper Tire & Rubber Co.	25,831	814,968
Cooper-Standard Holdings, Inc. (a)	9,794	448,761
Dana, Inc.	77,929	1,553,904
Dorman Products, Inc. (a)	15,189	1,323,570
Fox Factory Holding Corp. (a)	20,372	1,680,894
Garrett Motion, Inc. (a) (b)	25,356	389,215
Gentherm, Inc. (a)	18,816	787,073
Goodyear Tire & Rubber Co.	90,594	1,386,088
LCI Industries	13,098	1,178,820
Modine Manufacturing Co. (a)	24,893	356,219
Motorcar Parts of America, Inc. (a)	9,756	208,876
Shiloh Industries, Inc. (a)	10,159	49,474
Standard Motor Products, Inc.	11,848	537,188
Stoneridge, Inc. (a)	14,902	470,158
Strattec Security Corp.	2,068	49,839
Security Description	Shares	Value
Superior Industries International, Inc.	8,956	$ 30,988
Tenneco, Inc. Class A	30,237	335,328
Tower International, Inc.	10,791	210,425
Veoneer, Inc. (a) (b)	47,478	821,844
Visteon Corp. (a) (b)	15,301	896,333
		14,313,671
AUTOMOBILES — 0.2%
Thor Industries, Inc.	27,836	1,627,014
Winnebago Industries, Inc. (b)	15,865	613,182
		2,240,196
BANKS — 9.5%
1st Constitution Bancorp	4,271	78,885
1st Source Corp.	12,598	584,547
ACNB Corp.	5,705	225,747
Allegiance Bancshares, Inc. (a)	8,283	276,155
American National Bankshares, Inc.	5,372	208,165
Ameris Bancorp	27,611	1,082,075
Arrow Financial Corp.	10,087	350,322
Associated Banc-Corp.	95,273	2,014,071
Atlantic Capital Bancshares, Inc. (a)	18,260	312,611
Atlantic Union Bankshares Corp.	45,603	1,611,154
Banc of California, Inc.	19,192	268,112
BancFirst Corp.	7,943	442,107
Bancorp, Inc. (a)	30,892	275,557
BancorpSouth Bank	47,946	1,392,352
Bank of Commerce Holdings	10,159	108,600
Bank of Hawaii Corp.	19,906	1,650,406
Bank of Marin Bancorp	5,509	225,979
BankFinancial Corp.	11,030	154,310
BankUnited, Inc.	54,200	1,828,708
Banner Corp.	19,733	1,068,542
Bar Harbor Bankshares	4,755	126,435
BCB Bancorp, Inc.	8,013	110,980
Berkshire Hills Bancorp, Inc.	30,281	950,521
Boston Private Financial Holdings, Inc.	45,161	545,093
Bridge Bancorp, Inc.	8,954	263,785
Brookline Bancorp, Inc.	53,055	815,986
Bryn Mawr Bank Corp.	14,057	524,607
C&F Financial Corp.	2,168	118,394
Cadence BanCorp	55,169	1,147,515
Camden National Corp.	10,871	498,653
Capital City Bank Group, Inc.	4,691	116,571
Capstar Financial Holdings, Inc.	4,804	72,781
Carolina Financial Corp.	12,828	450,135
Cathay General Bancorp	39,077	1,403,255
CenterState Bank Corp.	63,426	1,460,701
Central Pacific Financial Corp.	10,306	308,768
Central Valley Community Bancorp	7,132	153,124
Chemical Financial Corp.	41,770	1,717,165
Chemung Financial Corp.	2,315	111,907

1

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Citizens & Northern Corp.	9,291	$ 244,632
City Holding Co.	9,219	703,041
Civista Bancshares, Inc.	5,935	133,241
CNB Financial Corp.	9,177	259,158
Codorus Valley Bancorp, Inc.	7,107	163,461
Columbia Banking System, Inc.	36,342	1,314,854
Community Bank System, Inc.	29,079	1,914,561
Community Bankers Trust Corp.	14,810	125,441
Community Financial Corp.	2,315	78,085
Community Trust Bancorp, Inc.	8,255	349,104
ConnectOne Bancorp, Inc.	14,901	337,657
County Bancorp, Inc. (b)	3,356	57,354
Customers Bancorp, Inc. (a)	18,767	394,107
CVB Financial Corp.	71,350	1,500,490
DNB Financial Corp.	2,168	96,411
Eagle Bancorp, Inc.	16,661	901,860
Enterprise Bancorp, Inc.	5,720	181,381
Enterprise Financial Services Corp.	15,287	635,939
Evans Bancorp, Inc.	3,356	126,622
Farmers & Merchants Bancorp, Inc.	2,112	61,501
Farmers National Banc Corp.	18,159	269,298
FB Financial Corp.	9,029	330,461
Fidelity Southern Corp.	15,645	484,526
Financial Institutions, Inc.	9,576	279,140
First BanCorp	123,444	1,362,822
First Bancorp, Inc.	5,302	142,359
First BanCorp/Southern Pines	19,902	724,831
First Bancshares, Inc.	8,120	246,361
First Busey Corp.	27,165	717,428
First Business Financial Services, Inc.	5,835	137,123
First Citizens BancShares, Inc. Class A	3,352	1,509,305
First Commonwealth Financial Corp.	43,861	590,808
First Community Bankshares, Inc.	9,932	335,304
First Financial Bancorp	47,239	1,144,129
First Financial Bankshares, Inc. (b)	56,086	1,726,888
First Financial Corp.	8,063	323,810
First Financial Northwest, Inc.	5,835	82,565
First Foundation, Inc.	13,739	184,652
First Guaranty Bancshares, Inc.	3,311	69,034
First Hawaiian, Inc.	37,969	982,258
First Horizon National Corp.	115,636	1,726,445
First Internet Bancorp	4,704	101,324
First Interstate BancSystem, Inc. Class A	22,323	884,214
First Merchants Corp.	29,021	1,099,896
First Mid-Illinois Bancshares, Inc.	5,827	203,479
First Midwest Bancorp, Inc.	66,443	1,360,088
First Northwest Bancorp	6,172	100,295
First of Long Island Corp.	12,841	257,847
Flushing Financial Corp.	16,618	368,920
FNB Corp.	176,182	2,073,662
Franklin Financial Network, Inc.	4,561	127,069
Security Description	Shares	Value
Fulton Financial Corp.	92,621	$ 1,516,206
German American Bancorp, Inc.	13,312	400,957
Glacier Bancorp, Inc.	46,543	1,887,319
Great Southern Bancorp, Inc.	7,560	452,466
Great Western Bancorp, Inc.	35,772	1,277,776
Hancock Whitney Corp.	48,850	1,956,931
Hanmi Financial Corp.	12,464	277,573
HarborOne Bancorp, Inc. (a)	13,021	243,883
Heartland Financial USA, Inc.	19,215	859,487
Heritage Commerce Corp.	23,704	290,374
Heritage Financial Corp.	15,002	443,159
Hilltop Holdings, Inc.	38,850	826,340
Home BancShares, Inc.	92,949	1,790,198
HomeTrust Bancshares, Inc.	12,241	307,739
Hope Bancorp, Inc.	71,989	992,008
Horizon Bancorp, Inc.	25,949	424,007
Howard Bancorp, Inc. (a)	5,835	88,517
IBERIABANK Corp.	29,773	2,258,282
Independent Bank Corp.	14,849	323,560
Independent Bank Corp. (Massachusetts)	15,486	1,179,259
Independent Bank Group, Inc.	19,807	1,088,593
International Bancshares Corp.	26,220	988,756
Investar Holding Corp.	5,688	135,659
Investors Bancorp, Inc.	150,556	1,678,699
Lakeland Bancorp, Inc.	22,612	365,184
Lakeland Financial Corp.	15,249	714,111
LCNB Corp.	3,233	61,427
LegacyTexas Financial Group, Inc.	23,420	953,428
Live Oak Bancshares, Inc. (b)	10,101	173,232
Macatawa Bank Corp.	21,141	216,907
MBT Financial Corp.	14,317	143,456
Mercantile Bank Corp.	11,438	372,650
Midland States Bancorp, Inc.	5,496	146,853
MidSouth Bancorp, Inc.	7,918	93,828
MidWestOne Financial Group, Inc.	4,808	134,432
MutualFirst Financial, Inc.	3,607	122,782
National Bank Holdings Corp. Class A	16,322	592,489
National Bankshares, Inc.	4,269	166,192
NBT Bancorp, Inc.	23,943	898,102
Nicolet Bankshares, Inc. (a)	5,457	338,661
Northeast Bank (a)	4,271	117,794
Northrim BanCorp, Inc.	4,810	171,525
Norwood Financial Corp.	3,356	116,822
OFG Bancorp	22,352	531,307
Ohio Valley Banc Corp.	2,168	83,620
Old Line Bancshares, Inc.	7,156	190,421
Old National Bancorp	88,090	1,461,413
Old Second Bancorp, Inc.	20,310	259,359
Opus Bank	19,022	401,554
Orrstown Financial Services, Inc.	4,804	105,640
Pacific Mercantile Bancorp (a)	10,159	83,812
Pacific Premier Bancorp, Inc.	27,230	840,862
PacWest Bancorp	44,292	1,719,858
Park National Corp.	9,840	977,998

2

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Parke Bancorp, Inc.	4,908	$ 117,547
Peapack Gladstone Financial Corp.	8,041	226,113
Penns Woods Bancorp, Inc.	2,315	104,754
Peoples Bancorp of North Carolina, Inc.	3,149	94,627
Peoples Bancorp, Inc.	10,309	332,568
People's Utah Bancorp	10,851	319,019
Pinnacle Financial Partners, Inc.	28,728	1,651,285
Popular, Inc.	52,856	2,866,909
Premier Financial Bancorp, Inc.	5,275	79,125
QCR Holdings, Inc.	4,257	148,442
Renasant Corp.	33,102	1,189,686
Republic Bancorp, Inc. Class A	7,003	348,399
Republic First Bancorp, Inc. (a)	36,137	177,433
S&T Bancorp, Inc.	19,252	721,565
Sandy Spring Bancorp, Inc.	19,820	691,322
SB One Bancorp	3,199	71,498
Seacoast Banking Corp. of Florida (a)	31,745	807,593
ServisFirst Bancshares, Inc.	28,027	960,205
Shore Bancshares, Inc.	9,405	153,678
Sierra Bancorp	8,992	243,863
Simmons First National Corp. Class A	54,270	1,262,320
SmartFinancial, Inc. (a)	4,704	102,030
South State Corp.	21,019	1,548,470
Southern First Bancshares, Inc. (a)	4,792	187,655
Southern National Bancorp of Virginia, Inc.	8,957	137,132
Southside Bancshares, Inc.	18,729	606,445
Sterling Bancorp	121,982	2,595,777
Stock Yards Bancorp, Inc.	8,978	324,555
Summit Financial Group, Inc.	4,748	127,484
TCF Financial Corp.	90,185	1,874,946
Texas Capital Bancshares, Inc. (a)	23,665	1,452,321
Tompkins Financial Corp.	8,901	726,322
TriCo Bancshares	14,321	541,334
TriState Capital Holdings, Inc. (a)	15,873	338,730
Triumph Bancorp, Inc. (a)	12,702	368,993
Trustmark Corp.	25,340	842,555
Two River Bancorp	2,634	37,824
UMB Financial Corp.	25,709	1,692,166
Umpqua Holdings Corp.	117,465	1,948,744
United Bankshares, Inc.	57,504	2,132,823
United Community Banks, Inc.	46,945	1,340,749
Unity Bancorp, Inc.	4,804	109,051
Univest Financial Corp.	17,002	446,473
Valley National Bancorp	178,410	1,923,260
Veritex Holdings, Inc.	24,148	626,641
Washington Trust Bancorp, Inc.	7,102	370,582
WesBanco, Inc.	34,900	1,345,395
West Bancorp, Inc.	9,729	206,449
Westamerica Bancorporation	14,448	890,141
Western Alliance Bancorp (a)	41,424	1,852,481
Wintrust Financial Corp.	32,563	2,382,309
		130,471,277
Security Description	Shares	Value
BEVERAGES — 0.1%
Coca-Cola Consolidated, Inc.	2,382	$ 712,814
Craft Brew Alliance, Inc. (a)	7,096	99,273
MGP Ingredients, Inc. (b)	6,829	452,831
National Beverage Corp. (b)	7,118	317,676
New Age Beverages Corp. (a) (b)	32,959	153,589
Primo Water Corp. (a) (b)	19,154	235,594
		1,971,777
BIOTECHNOLOGY — 6.1%
Abeona Therapeutics, Inc. (a) (b)	20,275	96,915
ACADIA Pharmaceuticals, Inc. (a) (b)	74,527	1,992,107
Acceleron Pharma, Inc. (a) (b)	25,359	1,041,748
Achillion Pharmaceuticals, Inc. (a)	65,131	174,551
Acorda Therapeutics, Inc. (a)	22,685	173,994
Adamas Pharmaceuticals, Inc. (a) (b)	13,788	85,486
ADMA Biologics, Inc. (a) (b)	20,317	78,627
Aduro Biotech, Inc. (a)	32,954	50,749
Adverum Biotechnologies, Inc. (a)	33,365	396,710
Agenus, Inc. (a)	63,110	189,330
Agios Pharmaceuticals, Inc. (a) (b)	27,674	1,380,379
Aimmune Therapeutics, Inc. (a) (b)	20,510	427,018
Akebia Therapeutics, Inc. (a) (b)	53,518	259,027
Albireo Pharma, Inc. (a)	3,545	114,291
Alder Biopharmaceuticals, Inc. (a) (b)	34,526	406,371
Aldeyra Therapeutics, Inc. (a)	13,910	83,460
Allakos, Inc. (a) (b)	7,082	306,863
Allena Pharmaceuticals, Inc. (a)	9,230	37,566
Allogene Therapeutics, Inc. (a) (b)	12,664	340,028
AMAG Pharmaceuticals, Inc. (a) (b)	23,698	236,743
Amicus Therapeutics, Inc. (a)	120,001	1,497,612
AnaptysBio, Inc. (a) (b)	13,232	746,549
Anavex Life Sciences Corp. (a)	33,955	114,428
Anika Therapeutics, Inc. (a)	8,158	331,378
Apellis Pharmaceuticals, Inc. (a)	20,269	513,616
Aptinyx, Inc. (a) (b)	6,672	22,284
Arcus Biosciences, Inc. (a) (b)	15,454	122,859
Ardelyx, Inc. (a)	36,511	98,215
Arena Pharmaceuticals, Inc. (a)	27,481	1,611,211
ArQule, Inc. (a)	55,771	614,039
Array BioPharma, Inc. (a)	116,297	5,388,040
Arrowhead Pharmaceuticals, Inc. (a) (b)	46,491	1,232,011
Assembly Biosciences, Inc. (a)	10,844	146,286
Atara Biotherapeutics, Inc. (a) (b)	22,937	461,263
Athenex, Inc. (a)	20,662	409,108
Athersys, Inc. (a) (b)	78,931	132,604
Audentes Therapeutics, Inc. (a)	19,722	746,675
Avid Bioservices, Inc. (a)	36,949	206,914
Avrobio, Inc. (a)	8,844	143,803
Bellicum Pharmaceuticals, Inc. (a)	30,869	52,477
BioCryst Pharmaceuticals, Inc. (a)	69,681	264,091

3

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Biohaven Pharmaceutical Holding Co., Ltd. (a)	16,550	$ 724,725
BioSpecifics Technologies Corp. (a)	2,590	154,649
BioTime, Inc. (a) (b)	95,808	105,389
Blueprint Medicines Corp. (a)	24,858	2,344,855
Calithera Biosciences, Inc. (a)	31,139	121,442
Cara Therapeutics, Inc. (a) (b)	22,918	492,737
CareDx, Inc. (a)	20,099	723,363
CASI Pharmaceuticals, Inc. (a) (b)	25,216	80,691
Catalyst Pharmaceuticals, Inc. (a) (b)	56,168	215,685
Cellular Biomedicine Group, Inc. (a) (b)	7,918	130,885
CEL-SCI Corp. (a) (b)	20,317	170,256
ChemoCentryx, Inc. (a)	21,349	198,546
Clovis Oncology, Inc. (a) (b)	28,214	419,542
Coherus Biosciences, Inc. (a)	29,601	654,182
Concert Pharmaceuticals, Inc. (a)	9,819	117,828
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	34,095	236,278
Corvus Pharmaceuticals, Inc. (a) (b)	17,188	64,283
Crinetics Pharmaceuticals, Inc. (a) (b)	4,988	124,700
Cytokinetics, Inc. (a)	27,569	310,151
CytomX Therapeutics, Inc. (a)	28,577	320,634
Deciphera Pharmaceuticals, Inc. (a) (b)	9,917	223,628
Denali Therapeutics, Inc. (a) (b)	32,819	681,322
Dicerna Pharmaceuticals, Inc. (a)	26,370	415,328
Dynavax Technologies Corp. (a) (b)	41,982	167,508
Eagle Pharmaceuticals, Inc. (a)	7,858	437,533
Editas Medicine, Inc. (a) (b)	24,828	614,245
Eidos Therapeutics, Inc. (a) (b)	2,765	85,936
Emergent BioSolutions, Inc. (a)	23,814	1,150,454
Enanta Pharmaceuticals, Inc. (a)	8,575	723,559
Epizyme, Inc. (a)	34,401	431,733
Esperion Therapeutics, Inc. (a) (b)	13,223	615,134
Fate Therapeutics, Inc. (a)	30,170	612,451
FibroGen, Inc. (a)	41,216	1,862,139
Five Prime Therapeutics, Inc. (a)	24,092	145,275
Flexion Therapeutics, Inc. (a) (b)	22,075	271,523
Forty Seven, Inc. (a) (b)	7,703	81,652
G1 Therapeutics, Inc. (a) (b)	15,646	479,706
Galectin Therapeutics, Inc. (a) (b)	23,322	96,786
Genomic Health, Inc. (a)	20,667	1,202,199
Geron Corp. (a) (b)	97,756	137,836
Global Blood Therapeutics, Inc. (a)	29,248	1,538,445
GlycoMimetics, Inc. (a) (b)	20,365	242,751
Halozyme Therapeutics, Inc. (a)	74,112	1,273,244
Heron Therapeutics, Inc. (a) (b)	45,042	837,331
Homology Medicines, Inc. (a)	12,254	239,811
ImmunoGen, Inc. (a)	93,542	202,986
Immunomedics, Inc. (a) (b)	89,092	1,235,706
Inovio Pharmaceuticals, Inc. (a) (b)	42,240	124,186
Insmed, Inc. (a) (b)	38,238	978,893
Security Description	Shares	Value
Insys Therapeutics, Inc. (a) (b)	13,311	$ 3,993
Intellia Therapeutics, Inc. (a) (b)	18,115	296,543
Intercept Pharmaceuticals, Inc. (a) (b)	12,503	994,864
Intrexon Corp. (a) (b)	42,153	322,892
Invitae Corp. (a)	42,480	998,280
Iovance Biotherapeutics, Inc. (a) (b)	57,003	1,397,714
Ironwood Pharmaceuticals, Inc. (a) (b)	86,150	942,481
Jounce Therapeutics, Inc. (a)	10,306	51,015
Kadmon Holdings, Inc. (a) (b)	70,331	144,882
KalVista Pharmaceuticals, Inc. (a)	6,774	150,044
Karyopharm Therapeutics, Inc. (a) (b)	34,730	208,033
Kezar Life Sciences, Inc. (a) (b)	5,965	45,990
Kindred Biosciences, Inc. (a)	18,063	150,465
Kodiak Sciences, Inc. (a)	14,252	166,748
Krystal Biotech, Inc. (a)	3,522	141,831
Kura Oncology, Inc. (a)	18,519	364,639
La Jolla Pharmaceutical Co. (a) (b)	15,817	146,307
Lexicon Pharmaceuticals, Inc. (a) (b)	60,330	379,476
Ligand Pharmaceuticals, Inc. (a) (b)	8,450	964,567
MacroGenics, Inc. (a)	25,485	432,480
Madrigal Pharmaceuticals, Inc. (a) (b)	4,386	459,697
Magenta Therapeutics, Inc. (a)	6,029	88,928
MannKind Corp. (a) (b)	74,545	85,727
Medicines Co. (a) (b)	38,858	1,417,151
MediciNova, Inc. (a) (b)	19,252	185,397
MEI Pharma, Inc. (a)	36,342	90,855
MeiraGTx Holdings PLC (a)	8,305	223,238
Minerva Neurosciences, Inc. (a)	20,289	114,227
Mirati Therapeutics, Inc. (a) (b)	17,883	1,841,949
Molecular Templates, Inc. (a) (b)	6,819	56,939
Momenta Pharmaceuticals, Inc. (a)	53,249	662,950
Myriad Genetics, Inc. (a)	37,950	1,054,251
NantKwest, Inc. (a) (b)	7,837	7,994
Natera, Inc. (a)	26,037	718,100
Neon Therapeutics, Inc. (a) (b)	9,250	43,845
OPKO Health, Inc. (a) (b)	203,636	496,872
PDL BioPharma, Inc. (a)	66,048	207,391
Pfenex, Inc. (a)	17,940	120,916
Pieris Pharmaceuticals, Inc. (a)	35,088	164,914
PolarityTE, Inc. (a) (b)	7,724	44,027
Portola Pharmaceuticals, Inc. (a) (b)	36,027	977,413
Principia Biopharma, Inc. (a)	3,688	122,405
Progenics Pharmaceuticals, Inc. (a)	51,403	317,157
Protagonist Therapeutics, Inc. (a)	9,823	118,957
PTC Therapeutics, Inc. (a)	31,445	1,415,025
Puma Biotechnology, Inc. (a) (b)	18,833	239,367
Ra Pharmaceuticals, Inc. (a)	15,927	478,925
Radius Health, Inc. (a) (b)	24,814	604,469
Recro Pharma, Inc. (a)	10,059	102,300

4

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
REGENXBIO, Inc. (a)	18,408	$ 945,619
Repligen Corp. (a)	20,898	1,796,183
Retrophin, Inc. (a)	21,597	433,884
Rhythm Pharmaceuticals, Inc. (a)	10,862	238,964
Rigel Pharmaceuticals, Inc. (a) (b)	76,843	200,560
Rocket Pharmaceuticals, Inc. (a) (b)	24,892	373,380
Rubius Therapeutics, Inc. (a) (b)	12,358	194,391
Sangamo Therapeutics, Inc. (a) (b)	55,372	596,356
Savara, Inc. (a)	16,488	39,077
Scholar Rock Holding Corp. (a)	11,693	185,451
Selecta Biosciences, Inc. (a)	11,115	19,896
Seres Therapeutics, Inc. (a) (b)	21,016	67,672
Solid Biosciences, Inc. (a) (b)	15,516	89,217
Sorrento Therapeutics, Inc. (a) (b)	55,436	148,014
Spark Therapeutics, Inc. (a)	17,761	1,818,371
Spectrum Pharmaceuticals, Inc. (a)	58,389	502,729
Spring Bank Pharmaceuticals, Inc. (a)	7,108	26,229
Stemline Therapeutics, Inc. (a) (b)	20,275	310,613
Surface Oncology, Inc. (a)	12,248	34,539
Syndax Pharmaceuticals, Inc. (a)	14,936	139,054
Synlogic, Inc. (a) (b)	14,753	134,252
Syros Pharmaceuticals, Inc. (a)	19,350	179,181
T2 Biosystems, Inc. (a) (b)	32,145	54,004
TG Therapeutics, Inc. (a) (b)	43,805	378,913
Tocagen, Inc. (a)	11,772	78,637
Translate Bio, Inc. (a) (b)	18,793	237,356
Trevena, Inc. (a) (b)	75,261	77,519
Ultragenyx Pharmaceutical, Inc. (a) (b)	28,767	1,826,704
UNITY Biotechnology, Inc. (a) (b)	11,658	110,751
UroGen Pharma, Ltd. (a)	5,835	209,710
Vanda Pharmaceuticals, Inc. (a)	27,932	393,562
Veracyte, Inc. (a)	15,678	446,980
Verastem, Inc. (a) (b)	43,846	66,207
Vericel Corp. (a)	25,960	490,384
Viking Therapeutics, Inc. (a) (b)	41,721	346,284
Voyager Therapeutics, Inc. (a) (b)	13,055	355,357
XBiotech, Inc. (a) (b)	10,306	78,119
Xencor, Inc. (a)	31,216	1,277,671
Zafgen, Inc. (a)	25,794	30,695
ZIOPHARM Oncology, Inc. (a) (b)	94,663	551,885
		83,796,547
BUILDING PRODUCTS — 1.4%
AAON, Inc.	22,814	1,144,806
Advanced Drainage Systems, Inc.	23,717	777,680
American Woodmark Corp. (a)	7,792	659,359
Apogee Enterprises, Inc.	14,188	616,327
Armstrong Flooring, Inc. (a)	18,029	177,586
Armstrong World Industries, Inc.	25,854	2,513,009
Builders FirstSource, Inc. (a)	62,927	1,060,949
Continental Building Products, Inc. (a)	20,559	546,253
Cornerstone Building Brands, Inc. (a)	28,905	168,516
Security Description	Shares	Value
CSW Industrials, Inc.	8,409	$ 573,073
Gibraltar Industries, Inc. (a)	17,984	725,834
Griffon Corp.	21,593	365,354
Insteel Industries, Inc.	12,896	268,495
JELD-WEN Holding, Inc. (a)	34,867	740,226
Masonite International Corp. (a)	14,322	754,483
Patrick Industries, Inc. (a)	12,240	602,086
PGT Innovations, Inc. (a)	31,606	528,452
Quanex Building Products Corp.	22,216	419,660
Resideo Technologies, Inc. (a)	54,367	1,191,725
Simpson Manufacturing Co., Inc.	22,386	1,487,774
Trex Co., Inc. (a)	31,254	2,240,912
Universal Forest Products, Inc.	29,457	1,121,133
		18,683,692
CAPITAL MARKETS — 1.5%
Artisan Partners Asset Management, Inc. Class A	29,018	798,575
B. Riley Financial, Inc. (b)	12,074	251,864
BGC Partners, Inc. Class A	131,803	689,330
Blucora, Inc. (a)	26,342	800,007
Cohen & Steers, Inc.	11,144	573,247
Cowen, Inc. Class A (a) (b)	19,250	330,908
Diamond Hill Investment Group, Inc.	1,742	246,876
Donnelley Financial Solutions, Inc. (a)	19,109	254,914
Evercore, Inc. Class A	21,888	1,938,620
Focus Financial Partners, Inc. Class A (a)	7,923	216,377
GAIN Capital Holdings, Inc. (b)	6,824	28,183
GAMCO Investors, Inc. Class A	5,935	113,774
Greenhill & Co., Inc. (b)	9,891	134,419
Hamilton Lane, Inc. Class A	8,212	468,577
Hennessy Advisors, Inc. (b)	3,199	31,030
Houlihan Lokey, Inc.	17,034	758,524
Interactive Brokers Group, Inc. Class A	31,816	1,724,427
INTL. FCStone, Inc. (a)	10,293	407,500
Ladenburg Thalmann Financial Services, Inc.	68,336	234,392
Legg Mason, Inc.	50,380	1,928,546
Moelis & Co. Class A	23,253	812,692
Morningstar, Inc.	11,190	1,618,522
Piper Jaffray Cos.	5,540	411,456
PJT Partners, Inc. Class A	7,947	322,012
Pzena Investment Management, Inc. Class A	12,308	105,726
Safeguard Scientifics, Inc. (a)	6,753	81,509
Silvercrest Asset Management Group, Inc. Class A	3,720	52,192
Stifel Financial Corp.	38,399	2,267,845
Virtu Financial, Inc. Class A (b)	32,150	700,227
Virtus Investment Partners, Inc.	2,671	286,865
Waddell & Reed Financial, Inc. Class A (b)	39,756	662,733
Westwood Holdings Group, Inc.	5,919	208,349

5

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
WisdomTree Investments, Inc.	71,638	$ 442,006
		19,902,224
CHEMICALS — 2.7%
Advanced Emissions Solutions, Inc. (b)	12,397	156,698
AdvanSix, Inc. (a)	15,696	383,453
AgroFresh Solutions, Inc. (a)	30,336	45,807
American Vanguard Corp.	12,255	188,850
Amyris, Inc. (a) (b)	18,122	64,514
Ashland Global Holdings, Inc.	34,687	2,773,919
Balchem Corp.	17,798	1,779,266
Cabot Corp.	32,784	1,564,125
Chase Corp.	4,520	486,533
Element Solutions, Inc. (a)	129,580	1,339,857
Ferro Corp. (a)	43,117	681,249
Flotek Industries, Inc. (a)	23,454	77,633
FutureFuel Corp.	14,903	174,216
GCP Applied Technologies, Inc. (a)	40,351	913,547
Hawkins, Inc.	2,857	124,022
HB Fuller Co.	26,582	1,233,405
Ingevity Corp. (a)	22,290	2,344,239
Innophos Holdings, Inc.	11,560	336,512
Innospec, Inc.	13,774	1,256,740
Intrepid Potash, Inc. (a)	66,790	224,414
Koppers Holdings, Inc. (a)	9,151	268,673
Kraton Corp. (a)	18,880	586,602
LSB Industries, Inc. (a)	3,950	15,405
Minerals Technologies, Inc.	20,810	1,113,543
NewMarket Corp.	4,187	1,678,736
Olin Corp.	91,446	2,003,582
OMNOVA Solutions, Inc. (a)	24,893	155,083
PolyOne Corp.	42,617	1,337,748
Quaker Chemical Corp.	7,225	1,465,808
Rayonier Advanced Materials, Inc. (b)	28,366	184,095
Scotts Miracle-Gro Co. (b)	18,962	1,867,757
Sensient Technologies Corp.	24,781	1,820,908
Stepan Co.	12,352	1,135,272
Trecora Resources (a)	14,351	137,339
Tredegar Corp.	15,881	263,942
Trinseo SA	22,146	937,662
Tronox Holdings PLC Class A (a)	46,450	593,631
Valvoline, Inc.	103,542	2,022,175
WR Grace & Co.	34,524	2,627,622
		36,364,582
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	36,310	1,452,400
ACCO Brands Corp.	62,307	490,356
Advanced Disposal Services, Inc. (a)	42,259	1,348,485
BrightView Holdings, Inc. (a)	12,070	225,830
Brink's Co.	26,916	2,185,041
Casella Waste Systems, Inc. Class A (a)	21,723	860,883
Security Description	Shares	Value
CECO Environmental Corp. (a)	12,712	$ 121,908
Civeo Corp. (a)	92,931	159,841
Clean Harbors, Inc. (a)	28,323	2,013,765
Covanta Holding Corp.	72,135	1,291,938
Deluxe Corp.	23,247	945,223
Ennis, Inc.	17,934	368,006
Healthcare Services Group, Inc. (b)	38,141	1,156,435
Heritage-Crystal Clean, Inc. (a)	7,952	209,217
Herman Miller, Inc.	32,672	1,460,438
HNI Corp.	24,288	859,309
Interface, Inc.	31,943	489,686
Kimball International, Inc. Class B	22,328	389,177
Knoll, Inc.	28,210	648,266
LSC Communications, Inc.	13,885	50,958
Matthews International Corp. Class A	18,816	655,738
McGrath RentCorp	12,980	806,707
Mobile Mini, Inc.	25,234	767,871
MSA Safety, Inc.	19,460	2,050,889
Multi-Color Corp.	8,071	403,308
PICO Holdings, Inc. (a)	9,086	105,579
Pitney Bowes, Inc.	95,833	410,165
Quad/Graphics, Inc. (b)	21,517	170,199
RR Donnelley & Sons Co.	40,715	80,209
SP Plus Corp. (a)	15,866	506,601
Steelcase, Inc. Class A	49,265	842,432
Team, Inc. (a)	12,803	196,142
Tetra Tech, Inc.	29,469	2,314,790
UniFirst Corp.	8,472	1,597,565
US Ecology, Inc.	12,320	733,533
Viad Corp.	10,187	674,787
VSE Corp.	4,321	123,969
		29,167,646
COMMUNICATIONS EQUIPMENT — 1.3%
Acacia Communications, Inc. (a)	18,905	891,560
ADTRAN, Inc.	27,139	413,870
Applied Optoelectronics, Inc. (a) (b)	13,787	141,730
CalAmp Corp. (a)	15,962	186,436
Calix, Inc. (a)	23,153	151,884
CommScope Holding Co., Inc. (a)	79,283	1,247,122
Comtech Telecommunications Corp.	12,754	358,515
Digi International, Inc. (a)	12,239	155,191
EchoStar Corp. Class A (a)	27,169	1,204,130
EMCORE Corp. (a)	9,059	29,804
Extreme Networks, Inc. (a)	65,820	425,855
Finisar Corp. (a)	61,928	1,416,293
Harmonic, Inc. (a)	42,409	235,370
Infinera Corp. (a) (b)	103,372	300,813
Inseego Corp. (a) (b)	28,691	137,430
InterDigital, Inc.	19,240	1,239,056
KVH Industries, Inc. (a)	9,175	99,732
Lumentum Holdings, Inc. (a)	40,869	2,182,813
NETGEAR, Inc. (a)	17,880	452,185
NetScout Systems, Inc. (a)	42,069	1,068,132

6

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Plantronics, Inc.	18,902	$ 700,130
Ribbon Communications, Inc. (a)	55,735	272,544
ViaSat, Inc. (a)	30,929	2,499,682
Viavi Solutions, Inc. (a)	127,389	1,693,000
		17,503,277
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	66,597	2,520,697
Aegion Corp. (a)	19,596	360,566
Ameresco, Inc. Class A (a)	11,290	166,302
Argan, Inc.	7,756	314,583
Comfort Systems USA, Inc.	18,547	945,712
Dycom Industries, Inc. (a)	15,714	925,083
EMCOR Group, Inc.	30,088	2,650,753
Granite Construction, Inc.	25,973	1,251,379
Great Lakes Dredge & Dock Corp. (a)	25,474	281,233
HC2 Holdings, Inc. (a)	7,019	16,565
MasTec, Inc. (a) (b)	33,065	1,703,840
MYR Group, Inc. (a)	9,701	362,332
Northwest Pipe Co. (a)	6,819	175,794
NV5 Global, Inc. (a)	4,858	395,441
Primoris Services Corp.	29,212	611,407
Sterling Construction Co., Inc. (a)	18,124	243,224
Tutor Perini Corp. (a) (b)	22,770	315,820
Valmont Industries, Inc.	12,505	1,585,759
Willscot Corp. (a)	14,282	214,801
		15,041,291
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	24,665	2,286,446
Forterra, Inc. (a)	11,190	55,614
Summit Materials, Inc. Class A (a) (b)	60,747	1,169,380
US Concrete, Inc. (a)	9,131	453,719
		3,965,159
CONSUMER FINANCE — 0.9%
Elevate Credit, Inc. (a)	5,935	24,452
Encore Capital Group, Inc. (a)	13,123	444,476
Enova International, Inc. (a)	17,261	397,866
FirstCash, Inc.	23,706	2,371,074
Green Dot Corp. Class A (a)	26,230	1,282,647
LendingClub Corp. (a)	218,431	716,454
Navient Corp.	135,596	1,850,886
Nelnet, Inc. Class A	10,132	600,017
OneMain Holdings, Inc.	40,669	1,375,019
PRA Group, Inc. (a) (b)	26,792	753,927
Regional Management Corp. (a)	7,944	209,483
SLM Corp.	187,885	1,826,242
World Acceptance Corp. (a)	5,435	891,938
		12,744,481
CONTAINERS & PACKAGING — 0.4%
Graphic Packaging Holding Co.	157,190	2,197,516
Greif, Inc. Class A	3,211	104,518
Myers Industries, Inc.	20,564	396,269
Owens-Illinois, Inc.	85,851	1,482,647
Security Description	Shares	Value
Silgan Holdings, Inc.	46,297	$ 1,416,688
UFP Technologies, Inc. (a)	3,720	154,789
		5,752,427
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	25,111	997,409
Weyco Group, Inc.	4,271	114,078
		1,111,487
DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education, Inc. (a)	31,846	1,434,662
American Public Education, Inc. (a)	11,064	327,273
Career Education Corp. (a)	38,536	734,882
Carriage Services, Inc.	8,079	153,582
Chegg, Inc. (a)	55,194	2,129,936
Collectors Universe, Inc.	5,688	121,382
frontdoor, Inc. (a)	33,698	1,467,548
Graham Holdings Co. Class B	2,259	1,558,778
Grand Canyon Education, Inc. (a)	25,900	3,030,818
Houghton Mifflin Harcourt Co. (a)	70,938	408,603
K12, Inc. (a)	21,768	661,965
Laureate Education, Inc. Class A (a)	38,347	602,431
Regis Corp. (a)	22,111	367,043
Sotheby's (a)	25,742	1,496,382
Strategic Education, Inc.	11,709	2,084,202
Weight Watchers International, Inc. (a) (b)	32,385	618,554
Zovio, Inc. (a)	8,283	29,653
		17,227,694
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Cannae Holdings, Inc. (a)	40,320	1,168,473
FGL Holdings	56,419	473,920
Marlin Business Services Corp.	8,101	201,958
On Deck Capital, Inc. (a)	18,240	75,696
		1,920,047
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	6,504	375,476
Bandwidth, Inc. Class A (a)	6,544	490,931
Cincinnati Bell, Inc. (a)	34,869	172,602
Cogent Communications Holdings, Inc.	22,398	1,329,545
Consolidated Communications Holdings, Inc.	40,491	199,621
Frontier Communications Corp. (a) (b)	50,953	89,168
Iridium Communications, Inc. (a) (b)	54,361	1,264,437
Ooma, Inc. (a)	10,306	108,007
ORBCOMM, Inc. (a)	49,368	357,918
Pareteum Corp. (a) (b)	44,450	116,014
pdvWireless, Inc. (a)	5,295	248,865

7

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Vonage Holdings Corp. (a)	126,480	$ 1,433,018
		6,185,602
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	25,576	2,128,179
El Paso Electric Co.	20,468	1,338,607
Hawaiian Electric Industries, Inc.	52,805	2,299,658
MGE Energy, Inc.	18,929	1,383,331
Otter Tail Corp.	22,656	1,196,463
PNM Resources, Inc.	41,338	2,104,518
Portland General Electric Co.	45,329	2,455,472
		12,906,228
ELECTRICAL EQUIPMENT — 0.8%
Allied Motion Technologies, Inc.	4,704	178,282
Atkore International Group, Inc. (a)	25,477	659,090
AZZ, Inc.	15,686	721,870
Bloom Energy Corp. Class A (a) (b)	16,593	203,596
Encore Wire Corp.	11,415	668,691
Energous Corp. (a) (b)	12,963	56,648
EnerSys	23,604	1,616,874
Generac Holdings, Inc. (a)	30,393	2,109,578
LSI Industries, Inc.	19,062	69,576
Plug Power, Inc. (a) (b)	119,281	268,382
Preformed Line Products Co.	1,184	65,736
Regal Beloit Corp.	23,748	1,940,449
Sunrun, Inc. (a)	48,342	906,896
Thermon Group Holdings, Inc. (a)	12,324	316,111
TPI Composites, Inc. (a)	11,679	288,705
Ultralife Corp. (a)	5,688	45,220
Vicor Corp. (a)	9,529	295,875
Vivint Solar, Inc. (a) (b)	15,501	113,157
		10,524,736
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Akoustis Technologies, Inc. (a) (b)	8,975	57,440
Anixter International, Inc. (a)	17,357	1,036,386
Arlo Technologies, Inc. (a)	43,471	174,319
AVX Corp.	27,369	454,325
Badger Meter, Inc.	16,171	965,247
Bel Fuse, Inc. Class B	2,114	36,297
Belden, Inc.	20,559	1,224,700
Benchmark Electronics, Inc.	22,671	569,496
Coherent, Inc. (a)	12,389	1,689,488
Control4 Corp. (a)	14,274	339,008
CTS Corp.	17,140	472,721
Daktronics, Inc.	31,147	192,177
Dolby Laboratories, Inc. Class A	35,256	2,277,538
ePlus, Inc. (a)	5,952	410,331
FARO Technologies, Inc. (a)	9,547	501,981
Fitbit, Inc. Class A (a) (b)	118,981	523,516
ID Systems, Inc. (a) (b)	9,175	53,949
II-VI, Inc. (a) (b)	30,986	1,132,848
Insight Enterprises, Inc. (a)	19,694	1,146,191
Iteris, Inc. (a)	18,063	93,386
Security Description	Shares	Value
Itron, Inc. (a)	22,179	$ 1,387,740
Jabil, Inc.	72,660	2,296,056
KEMET Corp.	27,302	513,551
Kimball Electronics, Inc. (a)	16,944	275,171
Knowles Corp. (a)	50,573	925,992
Littelfuse, Inc.	12,952	2,291,338
Methode Electronics, Inc.	19,148	547,058
MTS Systems Corp.	10,017	586,295
Napco Security Technologies, Inc. (a)	7,108	210,965
nLight, Inc. (a)	12,512	240,230
Novanta, Inc. (a)	18,605	1,754,451
OSI Systems, Inc. (a)	9,443	1,063,565
PAR Technology Corp. (a) (b)	6,919	195,116
Park Electrochemical Corp.	7,907	131,968
PC Connection, Inc.	8,293	290,089
Plexus Corp. (a)	17,017	993,282
Rogers Corp. (a)	9,574	1,652,281
Sanmina Corp. (a)	37,627	1,139,346
ScanSource, Inc. (a)	14,338	466,845
SYNNEX Corp.	16,884	1,661,386
Tech Data Corp. (a)	19,430	2,032,378
TTM Technologies, Inc. (a)	54,524	556,145
Vishay Intertechnology, Inc. (b)	67,862	1,121,080
Vishay Precision Group, Inc. (a)	8,345	339,057
		36,022,729
ENERGY EQUIPMENT & SERVICES — 1.2%
Apergy Corp. (a)	40,319	1,352,299
Archrock, Inc.	54,954	582,512
Aspen Aerogels, Inc. (a)	4,506	32,128
Basic Energy Services, Inc. (a)	18,174	34,531
C&J Energy Services, Inc. (a)	45,159	531,973
Cactus, Inc. Class A (a)	16,968	561,980
CARBO Ceramics, Inc. (a)	11,616	15,682
Diamond Offshore Drilling, Inc. (a) (b)	78,925	700,065
DMC Global, Inc.	7,860	497,931
Dril-Quip, Inc. (a)	20,095	964,560
Era Group, Inc. (a)	17,911	149,378
Exterran Corp. (a)	24,364	346,456
Forum Energy Technologies, Inc. (a)	58,725	200,839
FTS International, Inc. (a)	27,557	153,768
Gulf Island Fabrication, Inc. (a)	9,175	65,142
Helix Energy Solutions Group, Inc. (a)	78,963	681,451
Independence Contract Drilling, Inc. (a)	25,069	39,609
ION Geophysical Corp. (a)	7,106	57,203
Keane Group, Inc. (a)	10,117	67,986
KLX Energy Services Holdings, Inc. (a)	9,271	189,407
Liberty Oilfield Services, Inc. Class A (b)	8,982	145,329
Mammoth Energy Services, Inc.	22,758	156,575
Matrix Service Co. (a)	18,448	373,756

8

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
McDermott International, Inc. (a) (b)	104,797	$ 1,012,339
Natural Gas Services Group, Inc. (a)	3,169	52,288
Newpark Resources, Inc. (a)	62,131	461,012
Nine Energy Service, Inc. (a)	14,835	257,091
Oceaneering International, Inc. (a)	59,004	1,203,092
Oil States International, Inc. (a)	32,189	589,059
Patterson-UTI Energy, Inc.	118,536	1,364,349
Pioneer Energy Services Corp. (a) (b)	58,045	14,680
ProPetro Holding Corp. (a)	39,077	808,894
RigNet, Inc. (a)	6,897	69,522
RPC, Inc. (b)	35,096	253,042
SEACOR Holdings, Inc. (a)	5,704	270,997
SEACOR Marine Holdings, Inc. (a)	7,560	113,098
Select Energy Services, Inc. Class A (a)	33,023	383,397
Smart Sand, Inc. (a)	13,926	33,979
Solaris Oilfield Infrastructure, Inc. Class A (b)	7,723	115,691
Superior Energy Services, Inc. (a)	98,065	127,484
TETRA Technologies, Inc. (a)	87,390	142,446
Tidewater, Inc. (a)	16,026	376,290
US Silica Holdings, Inc. (b)	40,973	524,045
		16,073,355
ENTERTAINMENT — 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	25,953	242,141
Cinemark Holdings, Inc.	54,059	1,951,530
Eros International PLC (a) (b)	15,641	21,115
Gaia, Inc. (a) (b)	6,819	51,688
Glu Mobile, Inc. (a)	63,753	457,747
Lions Gate Entertainment Corp. Class A	25,787	315,891
Marcus Corp.	7,140	235,334
Rosetta Stone, Inc. (a)	11,530	263,806
World Wrestling Entertainment, Inc. Class A (b)	22,560	1,629,058
Zynga, Inc. Class A (a)	420,274	2,576,280
		7,744,590
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.3%
Acadia Realty Trust REIT	47,867	1,310,120
Agree Realty Corp. REIT	17,365	1,112,228
Alexander & Baldwin, Inc.	42,257	976,137
Alexander's, Inc. REIT	875	324,013
American Assets Trust, Inc. REIT	21,181	998,049
American Finance Trust, Inc. REIT (b)	37,364	407,268
Americold Realty Trust REIT (b)	45,491	1,474,818
Apple Hospitality REIT, Inc.	114,912	1,822,504
Armada Hoffler Properties, Inc. REIT	31,986	529,368
Ashford Hospitality Trust, Inc. REIT	64,434	191,369
Security Description	Shares	Value
Bluerock Residential Growth REIT, Inc.	10,626	$ 124,856
Braemar Hotels & Resorts, Inc. REIT	17,250	170,775
Brandywine Realty Trust REIT	92,281	1,321,464
CareTrust REIT, Inc.	47,075	1,119,443
CatchMark Timber Trust, Inc. Class A REIT	24,960	260,832
CBL & Associates Properties, Inc. REIT (b)	101,775	105,846
Cedar Realty Trust, Inc. REIT	65,212	172,812
Chatham Lodging Trust REIT	20,506	386,948
Chesapeake Lodging Trust REIT	30,964	879,997
City Office REIT, Inc.	13,795	165,402
Clipper Realty, Inc. REIT	10,059	112,460
Colony Capital, Inc. REIT	242,153	1,210,765
Columbia Property Trust, Inc. REIT	64,842	1,344,823
Community Healthcare Trust, Inc. REIT	10,009	394,455
CoreCivic, Inc. REIT	65,349	1,356,645
CoreSite Realty Corp. REIT	20,110	2,316,069
Corporate Office Properties Trust REIT	62,698	1,653,346
Cousins Properties, Inc. REIT	77,240	2,793,771
DiamondRock Hospitality Co. REIT	111,999	1,158,070
Easterly Government Properties, Inc. REIT	31,629	572,801
EastGroup Properties, Inc. REIT	20,933	2,427,809
Empire State Realty Trust, Inc. Class A REIT	85,140	1,260,923
Equity Commonwealth REIT	60,459	1,966,127
Essential Properties Realty Trust, Inc. REIT	14,248	285,530
Farmland Partners, Inc. REIT (b)	16,818	118,567
First Industrial Realty Trust, Inc. REIT	71,379	2,622,464
Four Corners Property Trust, Inc. REIT	30,604	836,407
Franklin Street Properties Corp. REIT	62,165	458,778
Front Yard Residential Corp. REIT	25,690	313,932
GEO Group, Inc. REIT	65,666	1,379,643
Getty Realty Corp. REIT	18,811	578,626
Gladstone Commercial Corp. REIT	21,875	464,187
Gladstone Land Corp. REIT (b)	6,919	79,776
Global Medical REIT, Inc.	13,358	140,259
Global Net Lease, Inc. REIT	45,644	895,535
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	25,913	730,228
Healthcare Realty Trust, Inc. REIT	72,913	2,283,635
Hersha Hospitality Trust REIT	14,568	240,955
Hospitality Properties Trust REIT	94,833	2,370,825
Independence Realty Trust, Inc. REIT	57,029	659,826

9

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Industrial Logistics Properties Trust REIT	27,219	$ 566,700
Innovative Industrial Properties, Inc. REIT (b)	3,815	471,381
Investors Real Estate Trust REIT	4,824	283,024
iStar, Inc. REIT (b)	21,474	266,707
JBG SMITH Properties REIT	58,767	2,311,894
Jernigan Capital, Inc. REIT	5,394	110,577
Lexington Realty Trust REIT	130,277	1,225,907
Life Storage, Inc. REIT	25,505	2,425,015
LTC Properties, Inc. REIT	23,662	1,080,407
Mack-Cali Realty Corp. REIT	52,108	1,213,595
MGM Growth Properties LLC Class A	35,379	1,084,366
Monmouth Real Estate Investment Corp. REIT	34,470	467,068
National Health Investors, Inc. REIT	22,928	1,789,072
National Storage Affiliates Trust REIT	31,925	923,909
New Senior Investment Group, Inc. REIT	35,050	235,536
NexPoint Residential Trust, Inc. REIT	10,685	442,359
NorthStar Realty Europe Corp. REIT	29,704	488,037
Office Properties Income Trust REIT	27,263	716,199
One Liberty Properties, Inc. REIT	11,222	324,989
Outfront Media, Inc. REIT	77,519	1,999,215
Paramount Group, Inc. REIT	114,814	1,608,544
Pebblebrook Hotel Trust REIT	70,930	1,998,807
Pennsylvania Real Estate Investment Trust (b)	38,460	249,990
Physicians Realty Trust REIT	106,850	1,863,464
Piedmont Office Realty Trust, Inc. Class A REIT	64,287	1,281,240
PotlatchDeltic Corp. REIT	36,230	1,412,245
Preferred Apartment Communities, Inc. Class A REIT	21,361	319,347
PS Business Parks, Inc. REIT	10,619	1,789,620
QTS Realty Trust, Inc. Class A REIT	29,830	1,377,549
Rayonier, Inc. REIT	71,842	2,176,813
Retail Opportunity Investments Corp. REIT	66,489	1,138,957
Retail Properties of America, Inc. Class A REIT	127,038	1,493,967
Retail Value, Inc. REIT	8,496	295,661
Rexford Industrial Realty, Inc. REIT	49,224	1,987,173
RLJ Lodging Trust REIT	96,149	1,705,683
RPT Realty REIT	54,563	660,758
Ryman Hospitality Properties, Inc. REIT	27,685	2,244,977
Sabra Health Care REIT, Inc.	99,042	1,950,137
Saul Centers, Inc. REIT	9,168	514,600
Security Description	Shares	Value
Senior Housing Properties Trust REIT	129,233	$ 1,068,757
Seritage Growth Properties Class A REIT	20,334	873,549
SITE Centers Corp. REIT	79,500	1,052,580
Spirit Realty Capital, Inc. REIT	48,833	2,083,216
STAG Industrial, Inc. REIT	67,714	2,047,671
Summit Hotel Properties, Inc. REIT	62,444	716,233
Sunstone Hotel Investors, Inc. REIT	126,507	1,734,411
Tanger Factory Outlet Centers, Inc. REIT (b)	52,756	855,175
Taubman Centers, Inc. REIT	32,987	1,346,859
Terreno Realty Corp. REIT	33,799	1,657,503
UMH Properties, Inc. REIT	26,852	333,233
Uniti Group, Inc. REIT	95,526	907,497
Universal Health Realty Income Trust REIT	7,751	658,292
Urban Edge Properties REIT	66,052	1,144,681
Urstadt Biddle Properties, Inc. Class A REIT	5,861	123,081
Washington Prime Group, Inc. REIT (b)	111,692	426,663
Washington Real Estate Investment Trust	49,504	1,323,242
Weingarten Realty Investors REIT	66,497	1,823,348
Whitestone REIT (b)	12,350	156,722
Xenia Hotels & Resorts, Inc. REIT	61,193	1,275,874
		112,985,562
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	17,283	470,789
BJ's Wholesale Club Holdings, Inc. (a)	32,091	847,202
Casey's General Stores, Inc.	20,110	3,136,959
Chefs' Warehouse, Inc. (a)	15,971	560,103
Ingles Markets, Inc. Class A	6,014	187,216
Performance Food Group Co. (a)	56,685	2,269,101
PriceSmart, Inc.	11,574	591,663
SpartanNash Co.	19,008	221,823
Sprouts Farmers Market, Inc. (a)	66,773	1,261,342
United Natural Foods, Inc. (a)	30,692	275,307
Village Super Market, Inc. Class A	1,700	45,067
Weis Markets, Inc.	8,959	326,197
		10,192,769
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	36,198	752,918
Calavo Growers, Inc. (b)	7,965	770,534
Cal-Maine Foods, Inc.	14,498	604,857
Darling Ingredients, Inc. (a)	90,293	1,795,928
Dean Foods Co. (b)	36,571	33,784
Farmer Brothers Co. (a)	6,809	111,463
Flowers Foods, Inc.	96,106	2,236,387
Fresh Del Monte Produce, Inc.	15,144	408,131
Freshpet, Inc. (a)	14,748	671,181
Hain Celestial Group, Inc. (a) (b)	55,812	1,222,283

10

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Hostess Brands, Inc. (a)	56,093	$ 809,983
J&J Snack Foods Corp.	8,028	1,292,107
John B Sanfilippo & Son, Inc.	3,440	274,134
Lancaster Colony Corp.	9,889	1,469,505
Landec Corp. (a)	18,923	177,308
Limoneira Co.	5,882	117,287
Sanderson Farms, Inc.	10,724	1,464,469
Simply Good Foods Co. (a)	34,396	828,256
Tootsie Roll Industries, Inc. (b)	4,307	159,057
TreeHouse Foods, Inc. (a)	30,446	1,647,129
		16,846,701
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	9,063	861,166
New Jersey Resources Corp.	46,339	2,306,292
Northwest Natural Holding Co.	14,821	1,030,060
ONE Gas, Inc.	25,663	2,317,369
RGC Resources, Inc.	4,167	127,177
South Jersey Industries, Inc. (b)	48,476	1,635,095
Southwest Gas Holdings, Inc.	24,734	2,216,661
Spire, Inc.	24,113	2,023,563
		12,517,383
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Accuray, Inc. (a)	40,587	157,072
AngioDynamics, Inc. (a)	25,482	501,741
Antares Pharma, Inc. (a)	71,181	234,185
Apyx Medical Corp. (a)	20,547	138,076
AtriCure, Inc. (a)	23,081	688,737
Atrion Corp.	797	679,634
Avanos Medical, Inc. (a)	26,028	1,135,081
AxoGen, Inc. (a)	18,769	371,626
BioLife Solutions, Inc. (a)	6,892	116,819
Cantel Medical Corp.	20,649	1,665,135
Cardiovascular Systems, Inc. (a)	18,312	786,134
Cerus Corp. (a)	77,125	433,443
Conformis, Inc. (a) (b)	41,062	179,030
CONMED Corp.	15,716	1,344,818
Corindus Vascular Robotics, Inc. (a) (b)	68,382	203,778
CryoLife, Inc. (a)	20,980	627,931
CryoPort, Inc. (a) (b)	18,429	337,619
Cutera, Inc. (a)	9,207	191,321
CytoSorbents Corp. (a) (b)	16,978	112,225
FONAR Corp. (a)	4,271	91,869
GenMark Diagnostics, Inc. (a)	28,462	184,718
Glaukos Corp. (a)	19,047	1,436,144
Globus Medical, Inc. Class A (a)	42,212	1,785,568
Haemonetics Corp. (a)	24,193	2,911,386
Heska Corp. (a)	3,214	273,736
Inogen, Inc. (a)	9,929	662,860
Integer Holdings Corp. (a)	18,014	1,511,735
Integra LifeSciences Holdings Corp. (a)	29,928	1,671,479
IntriCon Corp. (a) (b)	4,545	106,171
Invacare Corp. (b)	23,009	119,417
Security Description	Shares	Value
iRadimed Corp. (a) (b)	2,315	$ 47,342
iRhythm Technologies, Inc. (a) (b)	13,139	1,039,032
Lantheus Holdings, Inc. (a)	20,933	592,404
LeMaitre Vascular, Inc.	10,960	306,661
Meridian Bioscience, Inc.	15,650	185,922
Merit Medical Systems, Inc. (a)	29,393	1,750,647
Mesa Laboratories, Inc.	1,903	464,979
Misonix, Inc. (a)	4,365	110,958
Natus Medical, Inc. (a)	18,652	479,170
Neogen Corp. (a)	28,788	1,788,023
Neuronetics, Inc. (a) (b)	4,169	52,154
Nevro Corp. (a)	15,766	1,022,110
NuVasive, Inc. (a)	28,297	1,656,506
Nuvectra Corp. (a)	5,835	19,547
OraSure Technologies, Inc. (a)	41,881	388,656
Orthofix Medical, Inc. (a)	10,362	547,943
OrthoPediatrics Corp. (a)	2,641	102,999
Penumbra, Inc. (a) (b)	16,717	2,674,720
Quidel Corp. (a)	19,362	1,148,554
Rockwell Medical, Inc. (a) (b)	21,367	64,315
RTI Surgical Holdings, Inc. (a)	40,248	171,054
SeaSpine Holdings Corp. (a)	5,935	78,639
Senseonics Holdings, Inc. (a) (b)	64,454	131,486
Sientra, Inc. (a) (b)	10,059	61,963
STAAR Surgical Co. (a)	24,981	733,942
Surmodics, Inc. (a)	9,124	393,883
Tactile Systems Technology, Inc. (a)	9,123	519,281
Tandem Diabetes Care, Inc. (a)	27,492	1,773,784
TransEnterix, Inc. (a) (b)	112,039	152,373
Utah Medical Products, Inc.	2,300	220,110
Varex Imaging Corp. (a)	21,930	672,155
ViewRay, Inc. (a)	32,620	287,382
		40,298,182
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a) (b)	47,222	1,650,409
Addus HomeCare Corp. (a)	8,096	606,795
Amedisys, Inc. (a)	16,771	2,036,167
American Renal Associates Holdings, Inc. (a)	22,758	169,320
AMN Healthcare Services, Inc. (a)	25,054	1,359,179
Apollo Medical Holdings, Inc. (a) (b)	14,355	239,872
BioScrip, Inc. (a)	90,697	235,812
BioTelemetry, Inc. (a)	18,450	888,367
Brookdale Senior Living, Inc. (a)	105,999	764,253
Capital Senior Living Corp. (a)	21,976	110,539
Chemed Corp.	8,645	3,119,462
Community Health Systems, Inc. (a) (b)	63,283	168,966
CorVel Corp. (a)	5,858	509,705
Cross Country Healthcare, Inc. (a)	25,202	236,395
Diplomat Pharmacy, Inc. (a)	35,983	219,136
Ensign Group, Inc.	26,221	1,492,499
Enzo Biochem, Inc. (a)	31,312	105,521

11

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Hanger, Inc. (a)	13,475	$ 258,046
HealthEquity, Inc. (a)	29,780	1,947,612
Joint Corp (a)	6,571	119,592
LHC Group, Inc. (a)	14,479	1,731,399
Magellan Health, Inc. (a)	13,273	985,255
MEDNAX, Inc. (a)	46,352	1,169,461
National HealthCare Corp.	2,077	168,549
National Research Corp. Class A	1,924	110,803
Owens & Minor, Inc.	44,384	142,029
Patterson Cos., Inc. (b)	48,872	1,119,169
PetIQ, Inc. (a) (b)	7,969	262,658
Premier, Inc. Class A (a)	30,336	1,186,441
Providence Service Corp. (a)	7,443	426,782
Psychemedics Corp.	3,720	37,535
R1 RCM, Inc. (a)	48,858	614,634
RadNet, Inc. (a)	27,404	377,901
Select Medical Holdings Corp. (a)	61,458	975,338
Surgery Partners, Inc. (a)	15,249	124,127
Tenet Healthcare Corp. (a)	53,824	1,112,004
Tivity Health, Inc. (a) (b)	23,734	390,187
Triple-S Management Corp. Class B (a)	15,138	361,041
US Physical Therapy, Inc.	5,874	719,976
		28,252,936
HEALTH CARE TECHNOLOGY — 1.0%
Allscripts Healthcare Solutions, Inc. (a)	96,207	1,118,887
Castlight Health, Inc. Class B (a)	54,112	174,782
Computer Programs & Systems, Inc.	2,316	64,362
Evolent Health, Inc. Class A (a)	44,285	352,066
HealthStream, Inc. (a)	18,159	469,592
HMS Holdings Corp. (a)	47,042	1,523,690
Inovalon Holdings, Inc. Class A (a) (b)	36,694	532,430
Inspire Medical Systems, Inc. (a)	7,007	424,975
Medidata Solutions, Inc. (a)	32,799	2,968,637
NextGen Healthcare, Inc. (a)	28,457	566,294
Omnicell, Inc. (a)	22,124	1,903,328
Simulations Plus, Inc.	5,688	162,449
Tabula Rasa HealthCare, Inc. (a) (b)	8,610	429,897
Teladoc Health, Inc. (a) (b)	31,792	2,111,307
Vocera Communications, Inc. (a)	15,242	486,525
		13,289,221
HOTELS, RESTAURANTS & LEISURE — 3.2%
BBX Capital Corp.	36,267	178,071
Biglari Holdings, Inc. Class B (a)	758	78,726
BJ's Restaurants, Inc.	10,418	457,767
Bloomin' Brands, Inc.	46,974	888,278
Boyd Gaming Corp.	44,985	1,211,896
Brinker International, Inc. (b)	19,796	778,973
Carrols Restaurant Group, Inc. (a)	27,295	246,474
Century Casinos, Inc. (a)	14,910	144,627
Security Description	Shares	Value
Cheesecake Factory, Inc. (b)	23,575	$ 1,030,699
Choice Hotels International, Inc.	18,723	1,629,088
Churchill Downs, Inc. (b)	19,256	2,215,788
Chuy's Holdings, Inc. (a)	6,793	155,696
Cracker Barrel Old Country Store, Inc. (b)	13,173	2,249,026
Dave & Buster's Entertainment, Inc. (b)	20,350	823,565
Del Frisco's Restaurant Group, Inc. (a) (b)	9,940	79,122
Del Taco Restaurants, Inc. (a)	24,899	319,205
Denny's Corp. (a)	28,245	579,870
Dine Brands Global, Inc. (b)	9,113	870,018
Drive Shack, Inc. (a)	38,522	180,668
El Pollo Loco Holdings, Inc. (a)	6,979	74,396
Eldorado Resorts, Inc. (a)	32,191	1,483,039
Everi Holdings, Inc. (a)	39,731	473,991
Fiesta Restaurant Group, Inc. (a)	15,091	198,296
Golden Entertainment, Inc. (a) (b)	8,769	122,766
Habit Restaurants, Inc. Class A (a)	10,007	104,973
Hilton Grand Vacations, Inc. (a)	50,782	1,615,883
Hyatt Hotels Corp. Class A	21,349	1,625,299
International Speedway Corp. Class A	3,711	166,587
J Alexander's Holdings, Inc. (a)	9,175	103,035
Jack in the Box, Inc.	14,242	1,159,156
Lindblad Expeditions Holdings, Inc. (a)	15,036	269,896
Marriott Vacations Worldwide Corp.	22,362	2,155,697
Monarch Casino & Resort, Inc. (a)	6,914	295,504
Nathan's Famous, Inc.	2,078	162,333
Noodles & Co. (a) (b)	18,172	143,195
Papa John's International, Inc. (b)	12,727	569,151
Penn National Gaming, Inc. (a)	59,999	1,155,581
Playa Hotels & Resorts NV (a)	52,467	404,521
PlayAGS, Inc. (a)	10,653	207,201
Potbelly Corp. (a)	22,263	113,319
RCI Hospitality Holdings, Inc.	5,688	99,597
Red Lion Hotels Corp. (a)	10,306	73,276
Red Robin Gourmet Burgers, Inc. (a)	6,994	213,807
Red Rock Resorts, Inc. Class A	38,323	823,178
Ruth's Hospitality Group, Inc.	14,404	327,115
Scientific Games Corp. Class A (a) (b)	29,639	587,445
SeaWorld Entertainment, Inc. (a)	41,349	1,281,819
Shake Shack, Inc. Class A (a)	15,902	1,148,124
Six Flags Entertainment Corp.	35,898	1,783,413
Speedway Motorsports, Inc.	8,695	161,292
Texas Roadhouse, Inc.	36,679	1,968,562
Town Sports International Holdings, Inc. (a)	16,978	36,842
Wendy's Co.	117,508	2,300,807
Wingstop, Inc.	16,894	1,600,707
Wyndham Destinations, Inc.	49,070	2,154,173

12

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	40,507	$ 2,257,860
		43,539,393
HOUSEHOLD DURABLES — 1.7%
Bassett Furniture Industries, Inc.	5,714	87,139
Beazer Homes USA, Inc. (a)	22,140	212,765
Cavco Industries, Inc. (a)	4,963	781,871
Century Communities, Inc. (a)	12,273	326,216
Ethan Allen Interiors, Inc.	20,261	426,697
Flexsteel Industries, Inc.	6,947	118,516
GoPro, Inc. Class A (a) (b)	64,479	352,055
Helen of Troy, Ltd. (a)	14,238	1,859,340
Hooker Furniture Corp.	6,808	140,381
Installed Building Products, Inc. (a)	11,620	688,136
iRobot Corp. (a) (b)	14,152	1,296,889
KB Home	48,694	1,252,897
La-Z-Boy, Inc.	25,808	791,273
LGI Homes, Inc. (a)	10,409	743,515
Lifetime Brands, Inc.	8,013	75,803
Lovesac Co. (a)	2,959	91,936
M/I Homes, Inc. (a)	12,305	351,185
MDC Holdings, Inc.	26,099	855,525
Meritage Homes Corp. (a)	19,545	1,003,440
Roku, Inc. (a) (b)	41,044	3,717,766
Skyline Champion Corp. (a)	28,168	771,240
Sonos, Inc. (a)	12,358	140,140
Taylor Morrison Home Corp. Class A (a)	55,217	1,157,348
Tempur Sealy International, Inc. (a)	29,212	2,143,285
TopBuild Corp. (a)	18,787	1,554,812
TRI Pointe Group, Inc. (a)	77,556	928,345
Tupperware Brands Corp.	25,966	494,133
Turtle Beach Corp. (a)	6,064	70,100
Universal Electronics, Inc. (a)	7,097	291,119
VOXX International Corp. (a)	14,273	59,376
William Lyon Homes Class A (a)	20,770	378,637
ZAGG, Inc. (a) (b)	19,272	134,133
		23,296,013
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a) (b)	7,108	191,561
Energizer Holdings, Inc. (b)	34,848	1,346,527
Oil-Dri Corp. of America	3,317	112,911
Spectrum Brands Holdings, Inc. (b)	24,259	1,304,406
WD-40 Co. (b)	7,708	1,225,880
		4,181,285
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Clearway Energy, Inc. Class A	12,235	197,962
Clearway Energy, Inc. Class C	4,227	71,267
Ormat Technologies, Inc.	25,201	1,597,491
Pattern Energy Group, Inc. Class A (b)	59,341	1,370,184
TerraForm Power, Inc. Class A	112,556	1,609,551
		4,846,455
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	21,134	$ 758,288
INSURANCE — 2.5%
Ambac Financial Group, Inc. (a)	25,468	429,136
American Equity Investment Life Holding Co.	49,511	1,344,719
American National Insurance Co.	8,086	941,776
AMERISAFE, Inc.	9,391	598,864
Brighthouse Financial, Inc. (a)	52,373	1,921,565
Citizens, Inc. (a) (b)	31,500	229,950
CNO Financial Group, Inc.	87,714	1,463,070
Crawford & Co. Class B	6,919	64,416
eHealth, Inc. (a)	11,526	992,389
EMC Insurance Group, Inc.	2,968	106,937
Employers Holdings, Inc.	16,980	717,745
FBL Financial Group, Inc. Class A	4,829	308,090
FedNat Holding Co.	5,307	75,731
Genworth Financial, Inc. Class A (a)	272,942	1,012,615
Goosehead Insurance, Inc. Class A	6,304	301,331
Hallmark Financial Services, Inc. (a)	7,375	104,946
Hanover Insurance Group, Inc.	22,093	2,834,532
HCI Group, Inc.	1,934	78,269
Health Insurance Innovations, Inc. Class A (a) (b)	6,673	172,964
Heritage Insurance Holdings, Inc.	10,108	155,764
Horace Mann Educators Corp.	25,572	1,030,296
Independence Holding Co.	3,356	129,944
Investors Title Co.	954	159,318
Kemper Corp.	30,450	2,627,531
Kingstone Cos., Inc.	5,935	51,338
Kinsale Capital Group, Inc.	10,111	924,954
MBIA, Inc. (a)	53,503	498,113
Mercury General Corp.	13,623	851,438
National General Holdings Corp.	40,046	918,655
National Western Life Group, Inc. Class A	947	243,379
Primerica, Inc.	22,977	2,756,091
ProAssurance Corp.	27,577	995,805
RLI Corp.	23,758	2,036,298
Safety Insurance Group, Inc.	9,450	898,979
Selective Insurance Group, Inc.	29,586	2,215,696
State Auto Financial Corp.	7,855	274,925
Stewart Information Services Corp.	12,623	511,105
Trupanion, Inc. (a) (b)	16,018	578,730
United Fire Group, Inc.	12,069	584,864
United Insurance Holdings Corp.	16,917	241,236
Universal Insurance Holdings, Inc.	18,729	522,539
White Mountains Insurance Group, Ltd.	881	899,906
		33,805,949
INTERACTIVE MEDIA & SERVICES — 0.5%
Actua Corp. (a) (c)	2,667	4,374
ANGI Homeservices, Inc. Class A (a) (b)	41,816	544,026

13

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Care.com, Inc. (a)	18,677	$ 205,074
Cargurus, Inc. (a) (b)	33,867	1,222,937
Cars.com, Inc. (a) (b)	40,320	795,110
DHI Group, Inc. (a)	30,402	108,535
Liberty TripAdvisor Holdings, Inc. Class A (a)	37,535	465,434
Match Group, Inc. (b)	28,447	1,913,630
Meet Group, Inc. (a)	39,366	136,994
QuinStreet, Inc. (a)	22,939	363,583
TrueCar, Inc. (a)	50,331	274,807
Yelp, Inc. (a)	42,749	1,461,161
		7,495,665
INTERNET & DIRECT MARKETING RETAIL — 0.5%
1-800-Flowers.com, Inc. Class A (a)	12,486	235,736
Duluth Holdings, Inc. Class B (a) (b)	12,386	168,326
Groupon, Inc. (a)	259,853	930,274
Lands' End, Inc. (a)	9,927	121,308
Liberty Expedia Holdings, Inc. Class A (a)	30,061	1,436,615
Liquidity Services, Inc. (a)	16,978	103,396
Overstock.com, Inc. (a) (b)	12,541	170,557
PetMed Express, Inc. (b)	8,954	140,309
Quotient Technology, Inc. (a)	43,124	463,152
Rubicon Project, Inc. (a)	30,724	195,405
Shutterfly, Inc. (a)	19,281	974,654
Shutterstock, Inc.	10,511	411,926
Stamps.com, Inc. (a)	8,673	392,627
Stitch Fix, Inc. Class A (a) (b)	23,010	736,090
		6,480,375
IT SERVICES — 2.2%
Brightcove, Inc. (a)	23,088	238,499
CACI International, Inc. Class A (a)	13,258	2,712,454
Carbonite, Inc. (a)	14,881	387,501
Cardtronics PLC Class A (a)	26,057	711,877
Cass Information Systems, Inc.	8,604	417,122
Conduent, Inc. (a)	114,588	1,098,899
CoreLogic, Inc. (a)	44,396	1,857,085
CSG Systems International, Inc.	18,486	902,671
Endurance International Group Holdings, Inc. (a)	54,366	260,957
EVERTEC, Inc.	33,181	1,085,019
Evo Payments, Inc. Class A (a) (b)	10,848	342,037
ExlService Holdings, Inc. (a)	17,082	1,129,633
GreenSky, Inc. Class A (a) (b)	26,823	329,655
GTT Communications, Inc. (a) (b)	22,444	395,014
Hackett Group, Inc.	16,961	284,775
Information Services Group, Inc. (a)	17,905	56,580
Internap Corp. (a) (b)	15,806	47,576
KBR, Inc.	77,502	1,932,900
Limelight Networks, Inc. (a)	76,378	206,221
Security Description	Shares	Value
LiveRamp Holdings, Inc. (a)	30,104	$ 1,459,442
ManTech International Corp. Class A	14,845	977,543
MAXIMUS, Inc.	34,564	2,507,272
MoneyGram International, Inc. (a) (b)	24,091	59,505
MongoDB, Inc. (a) (b)	17,375	2,642,564
Net 1 UEPS Technologies, Inc. (a) (b)	25,037	100,148
NIC, Inc.	36,429	584,321
Paysign, Inc. (a)	11,411	152,565
Perficient, Inc. (a)	18,180	623,938
Perspecta, Inc.	70,236	1,644,225
PFSweb, Inc. (a)	10,159	41,144
Presidio, Inc.	10,839	148,169
PRGX Global, Inc. (a)	12,386	83,234
Science Applications International Corp.	27,748	2,401,867
StarTek, Inc. (a)	8,091	66,103
Switch, Inc. Class A (b)	24,891	325,823
Sykes Enterprises, Inc. (a)	24,325	667,964
TTEC Holdings, Inc.	7,874	366,850
Tucows, Inc. Class A (a) (b)	4,684	285,818
Unisys Corp. (a)	27,123	263,635
USA Technologies, Inc. (a) (b)	33,070	245,710
Virtusa Corp. (a)	16,313	724,787
		30,769,102
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Acushnet Holdings Corp.	16,189	425,123
American Outdoor Brands Corp. (a)	31,545	284,221
Brunswick Corp.	33,992	1,559,893
Callaway Golf Co.	51,676	886,760
Clarus Corp.	14,810	213,856
Escalade, Inc.	6,919	79,361
Johnson Outdoors, Inc. Class A	5,841	435,563
Malibu Boats, Inc. Class A (a)	10,538	409,401
MasterCraft Boat Holdings, Inc. (a)	12,767	250,106
Mattel, Inc. (a) (b)	171,671	1,924,432
Nautilus, Inc. (a)	21,204	46,861
Sturm Ruger & Co., Inc.	10,021	545,944
Vista Outdoor, Inc. (a)	29,993	266,338
		7,327,859
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Accelerate Diagnostics, Inc. (a) (b)	17,158	392,575
Cambrex Corp. (a)	18,234	853,534
Champions Oncology, Inc. (a)	4,675	36,605
ChromaDex Corp. (a) (b)	18,063	83,993
Codexis, Inc. (a)	28,022	516,445
Fluidigm Corp. (a)	30,856	380,146
Harvard Bioscience, Inc. (a)	21,829	43,658
Luminex Corp.	22,770	469,973
Medpace Holdings, Inc. (a)	13,233	865,703

14

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
NanoString Technologies, Inc. (a)	14,063	$ 426,812
NeoGenomics, Inc. (a)	41,469	909,830
Pacific Biosciences of California, Inc. (a)	72,557	438,970
Syneos Health, Inc. (a)	32,880	1,679,839
		7,098,083
MACHINERY — 3.6%
Actuant Corp. Class A	33,269	825,404
Alamo Group, Inc.	4,802	479,864
Albany International Corp. Class A	16,010	1,327,389
Altra Industrial Motion Corp.	20,098	721,116
Astec Industries, Inc.	11,444	372,617
Barnes Group, Inc.	26,117	1,471,432
Blue Bird Corp. (a)	7,910	155,748
Briggs & Stratton Corp.	19,346	198,103
Chart Industries, Inc. (a)	16,124	1,239,613
CIRCOR International, Inc. (a)	11,357	522,422
Colfax Corp. (a)	44,299	1,241,701
Columbus McKinnon Corp.	11,454	480,724
Commercial Vehicle Group, Inc. (a)	16,978	136,164
Douglas Dynamics, Inc.	12,056	479,708
Eastern Co.	3,720	104,234
Energy Recovery, Inc. (a) (b)	24,016	250,247
EnPro Industries, Inc.	10,231	653,147
ESCO Technologies, Inc.	14,105	1,165,355
Evoqua Water Technologies Corp. (a)	40,986	583,641
ExOne Co. (a)	6,919	64,485
Federal Signal Corp.	33,035	883,686
Franklin Electric Co., Inc.	21,269	1,010,277
Gorman-Rupp Co.	12,594	413,461
Graham Corp.	6,965	140,763
Greenbrier Cos., Inc.	16,764	509,626
Harsco Corp. (a)	42,982	1,179,426
Helios Technologies, Inc.	13,941	647,002
Hillenbrand, Inc.	33,522	1,326,465
Hurco Cos., Inc.	3,696	131,430
Hyster-Yale Materials Handling, Inc.	3,579	197,776
ITT, Inc.	46,021	3,013,455
John Bean Technologies Corp.	16,760	2,030,139
Kadant, Inc.	5,907	536,415
Kennametal, Inc.	42,009	1,553,913
LB Foster Co. Class A (a)	5,688	155,510
Lindsay Corp. (b)	5,742	472,050
LiqTech International, Inc. (a) (b)	11,489	113,856
Lydall, Inc. (a)	9,091	183,638
Manitex International, Inc. (a)	9,075	55,448
Manitowoc Co., Inc (a)	18,361	326,826
Meritor, Inc. (a)	42,862	1,039,403
Milacron Holdings Corp. (a)	37,864	522,523
Miller Industries, Inc.	7,949	244,432
Mueller Industries, Inc.	29,367	859,572
Mueller Water Products, Inc. Class A	86,266	847,132
Navistar International Corp. (a)	43,565	1,500,814
Security Description	Shares	Value
NN, Inc.	20,655	$ 201,593
Omega Flex, Inc.	2,058	158,075
Park-Ohio Holdings Corp.	2,357	76,815
Proto Labs, Inc. (a)	14,004	1,624,744
RBC Bearings, Inc. (a)	12,221	2,038,585
REV Group, Inc.	14,456	208,311
Rexnord Corp. (a)	54,147	1,636,322
Spartan Motors, Inc.	18,032	197,631
SPX Corp. (a)	23,562	778,017
SPX FLOW, Inc. (a)	22,755	952,524
Standex International Corp.	6,972	509,932
Tennant Co.	10,466	640,519
Terex Corp.	36,234	1,137,748
Timken Co.	35,599	1,827,653
Titan International, Inc.	34,050	166,504
TriMas Corp. (a)	23,845	738,480
Trinity Industries, Inc.	41,709	865,462
Twin Disc, Inc. (a)	4,271	64,492
Wabash National Corp.	29,663	482,617
Watts Water Technologies, Inc. Class A	15,328	1,428,263
Welbilt, Inc. (a)	76,516	1,277,817
		49,380,256
MARINE — 0.3%
Genco Shipping & Trading, Ltd. (a)	17,905	151,118
Kirby Corp. (a)	29,559	2,335,161
Matson, Inc.	25,136	976,534
		3,462,813
MEDIA — 1.7%
AMC Networks, Inc. Class A (a) (b)	24,121	1,314,353
Boston Omaha Corp. Class A (a)	7,835	181,380
Cable One, Inc.	2,409	2,820,915
Cardlytics, Inc. (a) (b)	4,365	113,403
Clear Channel Outdoor Holding, Inc. (a)	13,984	66,004
comScore, Inc. (a)	10,873	56,105
Entercom Communications Corp. Class A (b)	72,458	420,256
Entravision Communications Corp. Class A	53,706	167,563
EW Scripps Co. Class A	34,453	526,786
Fluent, Inc. (a)	15,299	82,309
Gannett Co., Inc.	67,661	552,114
Gray Television, Inc. (a)	48,946	802,225
Hemisphere Media Group, Inc. (a)	12,274	158,580
Lee Enterprises, Inc. (a)	31,989	71,655
Liberty Latin America, Ltd. Class A (a)	27,300	470,379
Loral Space & Communications, Inc. (a)	14,897	514,095
Marchex, Inc. Class B (a)	21,349	100,340
MDC Partners, Inc. Class A (a)	45,069	113,574
Meredith Corp.	23,278	1,281,687
MSG Networks, Inc. Class A (a)	34,407	713,601

15

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
National CineMedia, Inc.	40,577	$ 266,185
New Media Investment Group, Inc.	20,283	191,472
New York Times Co. Class A	77,740	2,535,879
Nexstar Media Group, Inc. Class A	24,571	2,481,671
Scholastic Corp.	20,320	675,437
Sinclair Broadcast Group, Inc. Class A	35,873	1,923,869
TechTarget, Inc. (a)	15,010	318,963
TEGNA, Inc.	119,892	1,816,364
Townsquare Media, Inc. Class A	5,688	30,601
Tribune Media Co. Class A	48,748	2,253,133
Tribune Publishing Co.	8,400	66,948
		23,087,846
METALS & MINING — 1.1%
AK Steel Holding Corp. (a) (b)	169,002	400,535
Allegheny Technologies, Inc. (a) (b)	65,404	1,648,181
Carpenter Technology Corp.	26,026	1,248,728
Century Aluminum Co. (a)	22,842	157,838
Cleveland-Cliffs, Inc. (b)	149,257	1,592,572
Coeur Mining, Inc. (a)	124,219	539,110
Commercial Metals Co.	65,574	1,170,496
Compass Minerals International, Inc.	17,137	941,678
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	5,429	—
Global Brass & Copper Holdings, Inc.	11,931	521,743
Gold Resource Corp.	39,163	132,371
Haynes International, Inc.	8,987	285,876
Hecla Mining Co.	280,907	505,633
Kaiser Aluminum Corp.	9,515	928,759
Materion Corp.	10,967	743,672
McEwen Mining, Inc. (b)	136,352	238,616
Mesabi Trust (b)	3,612	106,698
Olympic Steel, Inc.	6,919	94,444
Ryerson Holding Corp. (a)	12,274	102,242
Schnitzer Steel Industries, Inc. Class A	15,827	414,193
SunCoke Energy, Inc. (a)	25,961	230,534
Synalloy Corp.	4,271	66,713
TimkenSteel Corp. (a)	25,468	207,055
United States Steel Corp. (b)	74,456	1,139,921
Universal Stainless & Alloy Products, Inc. (a)	4,271	68,336
Warrior Met Coal, Inc.	25,049	654,280
Worthington Industries, Inc.	22,191	893,410
		15,033,634
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
AG Mortgage Investment Trust, Inc. REIT	12,029	191,261
Anworth Mortgage Asset Corp. REIT	68,630	260,108
Apollo Commercial Real Estate Finance, Inc. REIT	59,713	1,098,122
Security Description	Shares	Value
Arbor Realty Trust, Inc. REIT (b)	32,170	$ 389,900
Ares Commercial Real Estate Corp. REIT	18,298	271,908
Arlington Asset Investment Corp. Class A (b)	19,448	133,802
ARMOUR Residential REIT, Inc.	14,802	275,909
Blackstone Mortgage Trust, Inc. Class A REIT (b)	54,317	1,932,599
Capstead Mortgage Corp. REIT	45,822	382,614
Cherry Hill Mortgage Investment Corp. REIT	5,211	83,376
Chimera Investment Corp. REIT	85,798	1,619,008
Colony Credit Real Estate, Inc. REIT	52,434	812,727
Ellington Residential Mortgage REIT (b)	7,288	78,419
Exantas Capital Corp. REIT	12,635	142,902
Granite Point Mortgage Trust, Inc. REIT	29,728	570,480
Great Ajax Corp. REIT	18,080	253,120
Invesco Mortgage Capital, Inc. REIT	37,669	607,224
KKR Real Estate Finance Trust, Inc. REIT	23,671	471,526
Ladder Capital Corp. REIT	46,769	776,833
MFA Financial, Inc. REIT	214,169	1,537,734
New York Mortgage Trust, Inc. REIT	61,595	381,889
Orchid Island Capital, Inc. REIT (b)	26,136	166,225
PennyMac Mortgage Investment Trust REIT	34,841	760,579
Ready Capital Corp. REIT	29,656	441,875
Redwood Trust, Inc. REIT	40,524	669,862
TPG RE Finance Trust, Inc. REIT	33,182	640,081
Two Harbors Investment Corp. REIT	123,602	1,566,037
Western Asset Mortgage Capital Corp. REIT	13,169	131,427
		16,647,547
MULTI-UTILITIES — 0.4%
Avista Corp.	32,649	1,456,145
Black Hills Corp.	27,333	2,136,621
NorthWestern Corp.	25,033	1,806,131
Unitil Corp.	8,605	515,353
		5,914,250
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	20,832	596,003
Dillard's, Inc. Class A (b)	10,024	624,295
JC Penney Co., Inc. (a) (b)	173,100	197,334
		1,417,632
OIL, GAS & CONSUMABLE FUELS — 2.5%
Abraxas Petroleum Corp. (a)	93,493	96,298
Adams Resources & Energy, Inc.	1,184	40,588
Altus Midstream Co. Class A (a)	21,328	79,340

16

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Antero Resources Corp. (a)	115,444	$ 638,405
Arch Coal, Inc. Class A	9,764	919,866
Berry Petroleum Corp.	34,356	364,174
Bonanza Creek Energy, Inc. (a)	12,139	253,462
California Resources Corp. (a) (b)	24,306	478,342
Callon Petroleum Co. (a) (b)	120,959	797,120
Carrizo Oil & Gas, Inc. (a)	50,301	504,016
Centennial Resource Development, Inc. Class A (a)	84,150	638,699
Chaparral Energy, Inc. Class A (a)	18,140	85,439
Chesapeake Energy Corp. (a) (b)	598,384	1,166,849
Clean Energy Fuels Corp. (a)	68,536	182,991
CNX Resources Corp. (a)	109,444	800,036
Comstock Resources, Inc. (a) (b)	55,926	311,508
CONSOL Energy, Inc. (a)	16,699	444,360
CVR Energy, Inc.	51,286	2,563,787
Delek US Holdings, Inc.	42,713	1,730,731
Denbury Resources, Inc. (a) (b)	268,658	333,136
Dorian LPG, Ltd. (a)	18,428	166,221
Evolution Petroleum Corp.	8,511	60,854
Extraction Oil & Gas, Inc. (a) (b)	64,022	277,215
Gran Tierra Energy, Inc. (a)	229,314	364,609
Green Plains, Inc.	27,276	294,035
Gulfport Energy Corp. (a)	87,979	431,977
Halcon Resources Corp. (a) (b)	110,324	19,505
Hallador Energy Co.	10,159	57,195
HighPoint Resources Corp. (a)	55,450	100,919
International Seaways, Inc. (a)	13,357	253,783
Jagged Peak Energy, Inc. (a) (b)	14,923	123,413
Kosmos Energy, Ltd.	133,450	836,732
Laredo Petroleum, Inc. (a)	104,934	304,309
Lilis Energy, Inc. (a)	31,608	19,281
Magnolia Oil & Gas Corp. Class A (a) (b)	48,804	565,150
Matador Resources Co. (a) (b)	58,423	1,161,449
Midstates Petroleum Co., Inc. (a)	11,875	69,944
NACCO Industries, Inc. Class A	2,095	108,814
Northern Oil and Gas, Inc. (a) (b)	103,136	199,052
Oasis Petroleum, Inc. (a)	157,065	892,129
Panhandle Oil and Gas, Inc. Class A	8,004	104,372
Par Pacific Holdings, Inc. (a)	27,294	560,073
PBF Energy, Inc. Class A	52,379	1,639,463
PDC Energy, Inc. (a)	35,023	1,262,929
Peabody Energy Corp.	61,545	1,483,234
Penn Virginia Corp. (a)	10,019	307,383
QEP Resources, Inc. (a)	136,066	983,757
Range Resources Corp. (b)	138,792	968,768
Renewable Energy Group, Inc. (a) (b)	19,481	308,969
REX American Resources Corp. (a)	4,071	296,776
Ring Energy, Inc. (a)	39,487	128,333
Roan Resources, Inc. (a)	71,849	125,017
Sabine Royalty Trust	3,612	173,990
SandRidge Energy, Inc. (a)	23,863	165,132
Security Description	Shares	Value
SemGroup Corp. Class A	35,720	$ 428,640
SilverBow Resources, Inc. (a)	7,108	98,446
SM Energy Co.	62,030	776,616
Southwestern Energy Co. (a) (b)	304,700	962,852
SRC Energy, Inc. (a) (b)	137,969	684,326
Talos Energy, Inc. (a)	14,025	337,301
Tellurian, Inc. (a) (b)	52,315	410,673
Unit Corp. (a)	30,522	271,341
Uranium Energy Corp. (a) (b)	113,741	155,825
W&T Offshore, Inc. (a)	47,329	234,752
Whiting Petroleum Corp. (a) (b)	50,851	949,897
World Fuel Services Corp.	37,472	1,347,493
		33,902,091
PAPER & FOREST PRODUCTS — 0.5%
Boise Cascade Co.	20,696	581,764
Clearwater Paper Corp. (a)	11,363	210,102
Domtar Corp.	32,506	1,447,492
Louisiana-Pacific Corp.	64,633	1,694,677
Mercer International, Inc.	23,695	366,562
Neenah, Inc.	9,181	620,176
PH Glatfelter Co.	20,286	342,428
Resolute Forest Products, Inc.	51,843	373,270
Schweitzer-Mauduit International, Inc.	16,682	553,509
Verso Corp. Class A (a)	18,435	351,187
		6,541,167
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	244,249	947,686
Edgewell Personal Care Co. (a)	29,715	800,819
elf Beauty, Inc. (a)	11,908	167,903
Inter Parfums, Inc.	10,472	696,283
Medifast, Inc. (b)	6,328	811,883
Nu Skin Enterprises, Inc. Class A	28,437	1,402,513
USANA Health Sciences, Inc. (a)	7,573	601,523
		5,428,610
PHARMACEUTICALS — 1.2%
AcelRx Pharmaceuticals, Inc. (a) (b)	31,996	80,950
Aclaris Therapeutics, Inc. (a)	8,721	19,099
Aerie Pharmaceuticals, Inc. (a)	22,927	677,493
Akorn, Inc. (a)	58,601	301,795
Amneal Pharmaceuticals, Inc. (a)	42,598	305,428
Amphastar Pharmaceuticals, Inc. (a)	24,879	525,196
ANI Pharmaceuticals, Inc. (a)	3,460	284,412
Aratana Therapeutics, Inc. (a)	35,051	180,863
Arvinas Holding Co. LLC (a) (b)	4,735	104,123
Assertio Therapeutics, Inc. (a)	44,388	153,139
Axsome Therapeutics, Inc. (a) (b)	11,817	304,288
BioDelivery Sciences International, Inc. (a)	34,396	159,941
Collegium Pharmaceutical, Inc. (a)	16,276	214,029
Corcept Therapeutics, Inc. (a)	56,303	627,778
CorMedix, Inc. (a) (b)	13,205	118,449

17

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Cymabay Therapeutics, Inc. (a)	29,678	$ 212,494
Dermira, Inc. (a) (b)	18,736	179,116
Dova Pharmaceuticals, Inc. (a)	7,846	110,629
Eloxx Pharmaceuticals, Inc. (a) (b)	9,779	97,497
Evofem Biosciences, Inc. (a)	16,807	111,598
Evolus, Inc. (a) (b)	5,948	86,960
Harrow Health, Inc. (a)	18,513	161,063
Innoviva, Inc. (a)	39,316	572,441
Intersect ENT, Inc. (a)	19,808	450,830
Intra-Cellular Therapies, Inc. (a)	29,016	376,628
Lannett Co., Inc. (a) (b)	14,850	89,991
Marinus Pharmaceuticals, Inc. (a) (b)	28,284	117,379
MyoKardia, Inc. (a)	23,118	1,159,136
Neos Therapeutics, Inc. (a)	12,274	15,833
Odonate Therapeutics, Inc. (a) (b)	12,565	461,010
Omeros Corp. (a) (b)	26,762	419,896
Pacira Pharmaceuticals, Inc. (a)	21,989	956,302
Paratek Pharmaceuticals, Inc. (a) (b)	20,313	81,049
Phibro Animal Health Corp. Class A	13,882	441,031
Prestige Consumer Healthcare, Inc. (a) (b)	30,827	976,599
Reata Pharmaceuticals, Inc. Class A (a) (b)	12,571	1,186,074
Revance Therapeutics, Inc. (a)	18,160	235,535
SIGA Technologies, Inc. (a)	53,406	303,346
Strongbridge Biopharma PLC (a) (b)	21,591	67,580
Supernus Pharmaceuticals, Inc. (a)	27,866	922,086
TherapeuticsMD, Inc. (a) (b)	121,361	315,539
Tricida, Inc. (a) (b)	14,499	572,130
Xeris Pharmaceuticals, Inc. (a)	9,034	103,349
Zogenix, Inc. (a) (b)	22,207	1,061,050
Zynerba Pharmaceuticals, Inc. (a) (b)	7,641	103,536
		16,004,690
PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (a)	35,089	103,864
ASGN, Inc. (a)	27,869	1,688,861
Barrett Business Services, Inc.	4,380	361,788
BG Staffing, Inc.	4,704	88,812
CBIZ, Inc. (a)	29,635	580,550
CRA International, Inc.	5,823	223,196
Exponent, Inc.	27,289	1,597,498
Forrester Research, Inc.	5,323	250,341
Franklin Covey Co. (a)	6,919	235,246
FTI Consulting, Inc. (a)	20,354	1,706,479
GP Strategies Corp. (a)	12,261	184,896
Heidrick & Struggles International, Inc.	10,487	314,295
Huron Consulting Group, Inc. (a)	13,330	671,565
ICF International, Inc.	11,416	831,085
InnerWorkings, Inc. (a)	32,961	125,911
Insperity, Inc.	20,574	2,512,908
Security Description	Shares	Value
Kforce, Inc.	13,400	$ 470,206
Korn Ferry	30,009	1,202,461
Mistras Group, Inc. (a)	13,242	190,288
Navigant Consulting, Inc.	22,575	523,514
Resources Connection, Inc.	14,100	225,741
TriNet Group, Inc. (a)	24,229	1,642,726
TrueBlue, Inc. (a)	23,573	520,020
Upwork, Inc. (a) (b)	16,905	271,832
WageWorks, Inc. (a)	21,644	1,099,299
Willdan Group, Inc. (a)	3,389	126,240
		17,749,622
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Consolidated-Tomoka Land Co.	3,694	220,532
Cushman & Wakefield PLC (a)	93,787	1,676,912
eXp World Holdings, Inc. (a) (b)	9,683	107,772
Five Point Holdings LLC Class A (a)	13,948	104,889
FRP Holdings, Inc. (a)	4,952	276,173
HFF, Inc. Class A	20,574	935,706
Kennedy-Wilson Holdings, Inc.	68,704	1,413,241
Marcus & Millichap, Inc. (a)	7,790	240,322
Maui Land & Pineapple Co., Inc. (a)	3,720	38,279
Newmark Group, Inc. Class A	66,231	594,754
RE/MAX Holdings, Inc. Class A	8,448	259,860
Realogy Holdings Corp.	63,421	459,168
Redfin Corp. (a) (b)	36,888	663,246
RMR Group, Inc. Class A	4,289	201,497
St. Joe Co. (a) (b)	39,546	683,355
Tejon Ranch Co. (a)	18,136	300,876
		8,176,582
ROAD & RAIL — 0.7%
ArcBest Corp.	13,389	376,365
Avis Budget Group, Inc. (a)	38,465	1,352,429
Covenant Transportation Group, Inc. Class A (a)	8,770	129,007
Daseke, Inc. (a)	14,810	53,316
Heartland Express, Inc.	23,233	419,820
Hertz Global Holdings, Inc. (a) (b)	44,051	703,054
Landstar System, Inc.	21,229	2,292,520
Marten Transport, Ltd.	23,407	424,837
PAM Transportation Services, Inc. (a)	511	31,682
Roadrunner Transportation Systems, Inc. (a) (b)	16,693	159,418
Ryder System, Inc.	28,349	1,652,747
Saia, Inc. (a)	14,437	933,641
Schneider National, Inc. Class B	27,594	503,315
Universal Logistics Holdings, Inc.	6,004	134,910
USA Truck, Inc. (a)	3,720	37,609
Werner Enterprises, Inc.	22,585	701,942
YRC Worldwide, Inc. (a) (b)	12,250	49,367
		9,955,979

18

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
ACM Research, Inc. Class A (a)	6,255	$ 97,641
Adesto Technologies Corp. (a)	8,975	73,146
Advanced Energy Industries, Inc. (a)	20,373	1,146,389
Alpha & Omega Semiconductor, Ltd. (a)	9,357	87,394
Ambarella, Inc. (a)	16,835	742,929
Amkor Technology, Inc. (a)	50,747	378,573
Aquantia Corp. (a)	8,077	105,243
Axcelis Technologies, Inc. (a)	15,852	238,573
AXT, Inc. (a)	29,662	117,462
Brooks Automation, Inc.	36,369	1,409,299
Cabot Microelectronics Corp.	15,044	1,656,043
CEVA, Inc. (a)	11,681	284,432
Cirrus Logic, Inc. (a)	30,700	1,341,590
Cohu, Inc.	19,944	307,736
CyberOptics Corp. (a)	5,688	92,316
Diodes, Inc. (a)	22,504	818,470
DSP Group, Inc. (a)	13,856	198,972
Enphase Energy, Inc. (a)	38,067	693,961
Entegris, Inc.	71,393	2,664,387
Everspin Technologies, Inc. (a)	5,935	38,696
FormFactor, Inc. (a)	40,075	627,975
GSI Technology, Inc. (a)	10,059	86,206
Ichor Holdings, Ltd. (a)	11,294	266,990
Impinj, Inc. (a) (b)	9,964	285,170
Inphi Corp. (a)	22,845	1,144,534
Kopin Corp. (a) (b)	46,576	50,768
Kulicke & Soffa Industries, Inc.	35,769	806,591
Lattice Semiconductor Corp. (a)	74,514	1,087,159
MACOM Technology Solutions Holdings, Inc. (a) (b)	23,729	359,020
MagnaChip Semiconductor Corp. (a)	13,649	141,267
MaxLinear, Inc. (a) (b)	36,062	845,293
MKS Instruments, Inc.	28,513	2,220,878
Nanometrics, Inc. (a)	12,556	435,819
NeoPhotonics Corp. (a)	28,391	118,674
NVE Corp.	3,144	218,917
PDF Solutions, Inc. (a)	16,025	210,248
Photronics, Inc. (a)	32,067	262,949
Pixelworks, Inc. (a)	17,078	50,380
Power Integrations, Inc.	14,324	1,148,498
Rambus, Inc. (a)	53,765	647,331
Rudolph Technologies, Inc. (a)	16,958	468,550
Semtech Corp. (a)	34,796	1,671,948
Silicon Laboratories, Inc. (a)	22,686	2,345,732
SMART Global Holdings, Inc. (a) (b)	5,221	120,031
SolarEdge Technologies, Inc. (a)	21,349	1,333,459
SunPower Corp. (a) (b)	30,845	329,733
Synaptics, Inc. (a)	18,403	536,263
Ultra Clean Holdings, Inc. (a) (b)	18,358	255,543
Veeco Instruments, Inc. (a)	25,277	308,885
Versum Materials, Inc.	57,761	2,979,312
Security Description	Shares	Value
Xperi Corp.	27,328	$ 562,684
		34,420,059
SOFTWARE — 5.6%
2U, Inc. (a) (b)	30,792	1,159,011
8x8, Inc. (a)	51,982	1,252,766
A10 Networks, Inc. (a)	40,199	274,157
ACI Worldwide, Inc. (a)	61,961	2,127,741
Agilysys, Inc. (a)	14,910	320,118
Alarm.com Holdings, Inc. (a)	19,744	1,056,304
Altair Engineering, Inc. Class A (a)	18,590	750,850
Alteryx, Inc. Class A (a) (b)	18,494	2,018,065
Amber Road, Inc. (a)	14,247	186,066
American Software, Inc. Class A	3,244	42,659
Anaplan, Inc. (a)	40,471	2,042,571
Appfolio, Inc. Class A (a)	7,760	793,615
Appian Corp. (a) (b)	14,911	537,840
Avalara, Inc. (a)	23,161	1,672,224
Avaya Holdings Corp. (a)	59,210	705,191
Benefitfocus, Inc. (a) (b)	13,163	357,375
Blackbaud, Inc.	25,663	2,142,860
Blackline, Inc. (a)	23,496	1,257,271
Bottomline Technologies DE, Inc. (a)	23,668	1,047,072
Box, Inc. Class A (a)	74,572	1,313,213
Carbon Black, Inc. (a)	17,448	291,731
ChannelAdvisor Corp. (a)	15,729	137,786
Cision, Ltd. (a)	32,953	386,539
Cloudera, Inc. (a) (b)	133,754	703,546
CommVault Systems, Inc. (a)	23,380	1,160,116
Cornerstone OnDemand, Inc. (a)	30,271	1,753,599
Coupa Software, Inc. (a) (b)	30,057	3,805,517
Digimarc Corp. (a) (b)	5,568	247,164
Digital Turbine, Inc. (a)	29,351	146,755
Dropbox, Inc. Class A (a)	97,788	2,449,589
Ebix, Inc. (b)	12,476	626,545
eGain Corp. (a)	12,999	105,812
Envestnet, Inc. (a)	26,342	1,801,003
Everbridge, Inc. (a)	16,814	1,503,508
FireEye, Inc. (a)	107,657	1,594,400
Five9, Inc. (a)	31,490	1,615,122
ForeScout Technologies, Inc. (a)	15,917	538,950
Ideanomics, Inc. (a) (b)	22,752	55,970
Instructure, Inc. (a)	16,367	695,597
j2 Global, Inc.	25,560	2,272,028
LivePerson, Inc. (a)	32,519	911,833
LogMeIn, Inc.	26,787	1,973,666
Manhattan Associates, Inc. (a)	34,120	2,365,540
MicroStrategy, Inc. Class A (a)	4,594	658,366
Mitek Systems, Inc. (a)	27,026	268,638
MobileIron, Inc. (a)	45,682	283,228
Model N, Inc. (a)	16,139	314,710
Monotype Imaging Holdings, Inc.	22,954	386,545
New Relic, Inc. (a)	26,477	2,290,525
OneSpan, Inc. (a)	16,355	231,750
Park City Group, Inc. (a)	9,175	49,178
Paylocity Holding Corp. (a)	17,658	1,656,674

19

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Pegasystems, Inc.	19,906	$ 1,417,506
Pivotal Software, Inc. Class A (a) (b)	29,617	312,756
Pluralsight, Inc. Class A (a)	21,729	658,823
Progress Software Corp.	24,894	1,085,876
PROS Holdings, Inc. (a)	19,874	1,257,229
Q2 Holdings, Inc. (a)	21,481	1,640,289
QAD, Inc. Class A	1,252	50,343
Qualys, Inc. (a)	18,478	1,609,064
Rapid7, Inc. (a)	20,902	1,208,972
RealNetworks, Inc. (a)	13,358	25,380
SailPoint Technologies Holding, Inc. (a)	43,398	869,696
SharpSpring, Inc. (a) (b)	4,087	53,090
ShotSpotter, Inc. (a) (b)	4,126	182,369
Smartsheet, Inc. Class A (a)	22,615	1,094,566
SPS Commerce, Inc. (a)	9,729	994,401
SVMK, Inc. (a)	41,062	677,934
Synchronoss Technologies, Inc. (a)	19,137	151,374
Telaria, Inc. (a)	24,617	185,120
Tenable Holdings, Inc. (a)	7,729	220,586
Teradata Corp. (a)	62,478	2,239,836
TiVo Corp.	73,480	541,548
Upland Software, Inc. (a)	7,945	361,736
Varonis Systems, Inc. (a)	15,932	986,828
Verint Systems, Inc. (a)	35,705	1,920,215
VirnetX Holding Corp. (a) (b)	33,350	207,103
Workiva, Inc. (a)	17,353	1,008,036
Yext, Inc. (a)	29,107	584,760
Zix Corp. (a)	39,040	354,874
Zuora, Inc. Class A (a) (b)	33,969	520,405
		76,759,614
SPECIALTY RETAIL — 2.6%
Aaron's, Inc.	37,132	2,280,276
Abercrombie & Fitch Co. Class A	37,020	593,801
American Eagle Outfitters, Inc.	85,935	1,452,302
America's Car-Mart, Inc. (a)	3,278	282,170
Asbury Automotive Group, Inc. (a)	10,754	906,992
Ascena Retail Group, Inc. (a)	86,469	52,746
At Home Group, Inc. (a) (b)	28,225	187,979
AutoNation, Inc. (a)	42,526	1,783,540
Barnes & Noble Education, Inc. (a)	13,656	45,884
Barnes & Noble, Inc.	19,923	133,285
Bed Bath & Beyond, Inc. (b)	71,671	832,817
Boot Barn Holdings, Inc. (a)	15,513	552,883
Buckle, Inc.	17,017	294,564
Caleres, Inc.	24,019	478,458
Camping World Holdings, Inc. Class A (b)	16,131	200,347
Carvana Co. (a) (b)	19,556	1,224,010
Cato Corp. Class A	11,299	139,204
Chico's FAS, Inc.	60,070	202,436
Children's Place, Inc. (b)	8,328	794,325
Citi Trends, Inc.	5,743	83,963
Conn's, Inc. (a)	11,617	207,015
Container Store Group, Inc. (a)	12,274	89,846
Security Description	Shares	Value
Designer Brands, Inc. Class A	36,957	$ 708,466
Dick's Sporting Goods, Inc. (b)	38,809	1,343,956
Express, Inc. (a)	31,308	85,471
Floor & Decor Holdings, Inc. Class A (a) (b)	45,558	1,908,880
GameStop Corp. Class A (b)	58,417	319,541
Genesco, Inc. (a)	10,105	427,340
GNC Holdings, Inc. Class A (a) (b)	58,268	87,402
Group 1 Automotive, Inc.	9,662	791,221
Guess?, Inc.	30,340	489,991
Haverty Furniture Cos., Inc.	14,350	244,381
Hibbett Sports, Inc. (a)	7,109	129,384
J. Jill, Inc. (b)	17,353	34,532
Kirkland's, Inc. (a) (b)	9,075	20,510
Lithia Motors, Inc. Class A	12,012	1,426,785
Lumber Liquidators Holdings, Inc. (a) (b)	19,848	229,244
MarineMax, Inc. (a)	11,036	181,432
Michaels Cos., Inc. (a) (b)	45,382	394,823
Monro, Inc. (b)	18,048	1,539,494
Murphy USA, Inc. (a)	16,701	1,403,385
National Vision Holdings, Inc. (a)	27,468	844,092
Office Depot, Inc.	292,512	602,575
Party City Holdco, Inc. (a) (b)	28,724	210,547
Penske Automotive Group, Inc. (b)	20,596	974,191
Rent-A-Center, Inc. (a)	25,176	670,437
RH (a) (b)	9,892	1,143,515
RTW RetailWinds, Inc. (a)	19,219	32,672
Sally Beauty Holdings, Inc. (a) (b)	63,770	850,692
Shoe Carnival, Inc. (b)	5,461	150,724
Sleep Number Corp. (a)	16,549	668,414
Sonic Automotive, Inc. Class A (b)	13,778	321,716
Sportsman's Warehouse Holdings, Inc. (a) (b)	26,153	98,858
Tailored Brands, Inc. (b)	24,463	141,152
Tile Shop Holdings, Inc.	16,844	67,376
Tilly's, Inc. Class A	9,386	71,615
TravelCenters of America LLC (a)	21,349	77,283
Urban Outfitters, Inc. (a)	35,869	816,020
Vitamin Shoppe, Inc. (a) (b)	17,946	70,707
Williams-Sonoma, Inc. (b)	37,198	2,417,870
Winmark Corp.	1,830	316,865
Zumiez, Inc. (a)	13,110	342,171
		35,474,573
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	61,691	561,388
Avid Technology, Inc. (a)	14,392	131,255
Cray, Inc. (a)	22,758	792,434
Diebold Nixdorf, Inc. (a)	42,159	386,176
Eastman Kodak Co. (a) (b)	17,326	41,582
Electronics For Imaging, Inc. (a)	23,565	869,784
Immersion Corp. (a)	14,286	108,717
NCR Corp. (a) (b)	61,542	1,913,956
Pure Storage, Inc. Class A (a)	112,986	1,725,296

20

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Stratasys, Ltd. (a)	28,813	$ 846,238
		7,376,826
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	23,861	2,327,402
Crocs, Inc. (a)	34,816	687,616
Culp, Inc.	8,629	163,951
Deckers Outdoor Corp. (a)	15,022	2,643,421
Delta Apparel, Inc. (a)	4,271	99,002
Fossil Group, Inc. (a) (b)	25,955	298,482
G-III Apparel Group, Ltd. (a)	24,581	723,173
Lakeland Industries, Inc. (a)	4,271	47,835
Movado Group, Inc.	9,030	243,810
Oxford Industries, Inc.	9,258	701,756
Sequential Brands Group, Inc. (a) (b)	28,383	15,611
Skechers U.S.A., Inc. Class A (a)	68,867	2,168,622
Steven Madden, Ltd.	42,996	1,459,714
Superior Group of Cos., Inc.	4,804	82,293
Unifi, Inc. (a)	7,152	129,952
Vera Bradley, Inc. (a)	14,810	177,720
Wolverine World Wide, Inc.	46,867	1,290,717
		13,261,077
THRIFTS & MORTGAGE FINANCE — 1.7%
Axos Financial, Inc. (a) (b)	31,899	869,248
Capitol Federal Financial, Inc.	58,338	803,314
Dime Community Bancshares, Inc.	13,850	263,011
Entegra Financial Corp. (a)	4,271	128,643
Federal Agricultural Mortgage Corp. Class C	742	53,914
First Defiance Financial Corp.	13,990	399,694
Flagstar Bancorp, Inc.	13,877	459,884
FS Bancorp, Inc.	2,068	107,267
Home Bancorp, Inc.	3,192	122,828
HomeStreet, Inc. (a)	12,459	369,285
Kearny Financial Corp.	48,824	648,871
LendingTree, Inc. (a) (b)	4,225	1,774,627
Meridian Bancorp, Inc.	28,544	510,652
Meta Financial Group, Inc.	18,237	511,548
MGIC Investment Corp. (a)	194,718	2,558,595
MMA Capital Holdings, Inc. (a) (b)	2,017	67,509
Mr Cooper Group, Inc. (a)	43,038	344,734
NMI Holdings, Inc. Class A (a)	39,751	1,128,531
Northfield Bancorp, Inc.	31,006	484,004
Northwest Bancshares, Inc.	61,684	1,086,255
OceanFirst Financial Corp.	28,140	699,279
Ocwen Financial Corp. (a)	57,845	119,739
Oritani Financial Corp.	16,301	289,180
PennyMac Financial Services, Inc.	21,876	485,210
Provident Financial Holdings, Inc.	3,067	64,376
Provident Financial Services, Inc.	30,243	733,393
Prudential Bancorp, Inc.	7,252	137,208
Radian Group, Inc.	118,262	2,702,287
Riverview Bancorp, Inc.	13,358	114,077
Southern Missouri Bancorp, Inc.	7,517	261,817
Security Description	Shares	Value
Timberland Bancorp, Inc.	4,271	$ 127,617
TrustCo Bank Corp. NY	49,722	393,798
United Community Financial Corp.	35,039	335,323
United Financial Bancorp, Inc.	35,265	500,058
Walker & Dunlop, Inc.	16,203	862,162
Washington Federal, Inc.	44,636	1,559,135
Western New England Bancorp, Inc.	19,396	181,159
WSFS Financial Corp.	32,871	1,357,572
		23,615,804
TOBACCO — 0.2%
22nd Century Group, Inc. (a) (b)	62,872	131,403
Pyxus International, Inc. (a) (b)	4,635	70,452
Standard Diversified, Inc. (a)	4,903	93,647
Turning Point Brands, Inc.	11,190	548,086
Universal Corp.	12,556	763,028
Vector Group, Ltd. (b)	53,815	524,696
		2,131,312
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	57,252	2,366,798
Aircastle, Ltd.	33,506	712,337
Applied Industrial Technologies, Inc.	21,123	1,299,698
Beacon Roofing Supply, Inc. (a)	37,169	1,364,846
BlueLinx Holdings, Inc. (a) (b)	3,895	77,160
BMC Stock Holdings, Inc. (a)	39,134	829,641
CAI International, Inc. (a)	8,084	200,645
DXP Enterprises, Inc. (a)	7,622	288,797
Foundation Building Materials, Inc. (a)	12,397	220,419
GATX Corp. (b)	19,834	1,572,638
General Finance Corp. (a)	7,108	59,494
GMS, Inc. (a)	17,086	375,892
H&E Equipment Services, Inc.	17,274	502,501
Herc Holdings, Inc. (a)	14,842	680,209
Huttig Building Products, Inc. (a)	14,910	38,468
Kaman Corp.	14,812	943,376
Lawson Products, Inc. (a)	4,271	156,874
MRC Global, Inc. (a)	45,330	776,050
MSC Industrial Direct Co., Inc. Class A	25,022	1,858,134
NOW, Inc. (a)	56,203	829,556
Rush Enterprises, Inc. Class A	849	31,005
Rush Enterprises, Inc. Class B	2,168	80,021
SiteOne Landscape Supply, Inc. (a) (b)	21,946	1,520,858
Systemax, Inc.	9,154	202,853
Titan Machinery, Inc. (a)	13,213	271,923
Univar, Inc. (a)	80,834	1,781,581
Veritiv Corp. (a)	5,124	99,508
WESCO International, Inc. (a)	24,786	1,255,411
		20,396,693

21

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	49,712	$ 2,015,324
WATER UTILITIES — 0.4%
American States Water Co.	20,261	1,524,438
Cadiz, Inc. (a) (b)	18,431	207,349
California Water Service Group	25,712	1,301,798
Connecticut Water Service, Inc.	5,708	397,962
Global Water Resources, Inc.	7,482	78,112
Middlesex Water Co.	9,545	565,541
Pure Cycle Corp. (a)	13,926	147,616
SJW Group	9,539	579,685
York Water Co.	6,055	216,284
		5,018,785
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Boingo Wireless, Inc. (a)	24,691	443,697
Gogo, Inc. (a) (b)	39,151	155,821
NII Holdings, Inc. (a) (b)	2,242	3,789
Shenandoah Telecommunications Co.	24,340	937,577
Spok Holdings, Inc.	13,216	198,769
Telephone & Data Systems, Inc.	52,226	1,587,670
United States Cellular Corp. (a)	9,075	405,380
		3,732,703
TOTAL COMMON STOCKS (Cost $1,482,349,732)		1,362,976,137
LIMITED PARTNERSHIPS — 0.0%(e)
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
Fortress Transportation & Infrastructure Investors LLC (cost $654,522)	37,419	565,027
TOTAL LIMITED PARTNERSHIPS (Cost $654,522)		565,027
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (d)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (c)	740	8,710
		8,710
CHEMICALS — 0.0% (e)
A Schulman, Inc. (CVR) (a) (c)	18,665	9,762
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a) (c)	4,067	$ 1,056
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a) (c)	10,713	1,071
PHARMACEUTICALS — 0.0% (e)
Corium International, Inc. (CVR) (a) (b) (c)	21,972	3,955
ROAD & RAIL — 0.0% (e)
Hertz Global Holdings, Inc. (CVR) (expiring 7/12/19)(a)	43,316	84,466
TOTAL RIGHTS (Cost $129,588)		109,020
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	1,774,263	1,774,263
State Street Navigator Securities Lending Portfolio III (h) (i)	36,118,010	36,118,010
TOTAL SHORT-TERM INVESTMENTS (Cost $37,892,273)		37,892,273
TOTAL INVESTMENTS — 102.5% (Cost $1,521,026,115)		1,401,542,457
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(34,399,261)
NET ASSETS — 100.0%		$ 1,367,143,196

22

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $28,928, representing less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	18	09/20/2019	$1,380,783	$1,410,390	$29,607
During the period ended June 30, 2019, average notional value related to futures contracts was $1,412,592 or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,362,971,763	$ 4,374	$ 0(a)	$1,362,976,137
Limited Partnerships	565,027	—	—	565,027
Rights	84,466	24,554	0(a)	109,020
Short-Term Investments	37,892,273	—	—	37,892,273
TOTAL INVESTMENTS	$1,401,513,529	$28,928	$ 0	$1,401,542,457
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	29,607	—	—	29,607
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 29,607	$ —	$—	$ 29,607
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,401,543,136	$28,928	$—	$1,401,572,064
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
23

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,425,039	$ 3,425,039	$ 79,411,960	$ 81,062,736	$—	$—	1,774,263	$ 1,774,263	$ 74,088
State Street Navigator Securities Lending Government Money Market Portfolio	27,139,654	27,139,654	117,324,886	144,464,540	—	—	—	—	640,376
State Street Navigator Securities Lending Portfolio III	—	—	67,709,508	31,591,498	—	—	36,118,010	36,118,010	176,638
Total		$30,564,693	$264,446,354	$257,118,774	$—	$—		$37,892,273	$891,102
24	ARSPSM

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
AAR Corp.	4,206	$ 154,739
Aerojet Rocketdyne Holdings, Inc. (a)	10,191	456,251
Aerovironment, Inc. (a)	2,193	124,497
Arconic, Inc.	54,235	1,400,348
Astronics Corp. (a)	2,425	97,533
Axon Enterprise, Inc. (a)	6,243	400,863
Boeing Co.	70,781	25,764,992
BWX Technologies, Inc.	12,174	634,265
Cubic Corp.	3,883	250,376
Curtiss-Wright Corp.	5,597	711,547
Ducommun, Inc. (a)	1,891	85,227
General Dynamics Corp.	36,660	6,665,521
HEICO Corp.	5,632	753,618
HEICO Corp. Class A	1,907	197,127
Hexcel Corp.	12,177	984,876
Huntington Ingalls Industries, Inc.	5,502	1,236,519
Kratos Defense & Security Solutions, Inc. (a)	12,063	276,122
L3 Technologies, Inc.	10,280	2,520,348
L3Harris Technologies, Inc.	14,509	2,744,087
Lockheed Martin Corp.	35,931	13,062,356
Mercury Systems, Inc. (a)	6,130	431,245
Moog, Inc. Class A	814	76,199
National Presto Industries, Inc. (b)	108	10,075
Northrop Grumman Corp.	21,547	6,962,051
Raytheon Co.	36,175	6,290,109
Spirit AeroSystems Holdings, Inc. Class A	13,468	1,095,891
Teledyne Technologies, Inc. (a)	4,120	1,128,344
Textron, Inc.	31,043	1,646,521
TransDigm Group, Inc. (a)	6,180	2,989,884
Triumph Group, Inc.	1,999	45,777
United Technologies Corp.	109,252	14,224,610
Vectrus, Inc. (a)	1,922	77,956
Wesco Aircraft Holdings, Inc. (a)	85	944
		93,500,818
AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	8,046	196,322
Atlas Air Worldwide Holdings, Inc. (a)	4,144	184,988
C.H. Robinson Worldwide, Inc.	18,840	1,589,154
Echo Global Logistics, Inc. (a)	2,183	45,559
Expeditors International of Washington, Inc.	23,511	1,783,545
FedEx Corp.	30,638	5,030,453
Forward Air Corp.	4,061	240,208
Hub Group, Inc. Class A (a)	4,160	174,637
Radiant Logistics, Inc. (a)	4,164	25,567
United Parcel Service, Inc. Class B	89,099	9,201,254
XPO Logistics, Inc. (a) (b)	13,426	776,157
		19,247,844
Security Description	Shares	Value
AIRLINES — 0.5%
Alaska Air Group, Inc.	16,328	$ 1,043,522
Allegiant Travel Co.	1,993	285,996
American Airlines Group, Inc.	55,895	1,822,736
Delta Air Lines, Inc.	85,423	4,847,755
Hawaiian Holdings, Inc. (b)	4,873	133,666
JetBlue Airways Corp. (a)	41,899	774,713
SkyWest, Inc.	6,103	370,269
Southwest Airlines Co.	68,951	3,501,332
Spirit Airlines, Inc. (a) (b)	8,344	398,259
United Continental Holdings, Inc. (a)	33,658	2,946,758
		16,125,006
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	10,228	130,509
Autoliv, Inc. (b)	10,310	726,958
BorgWarner, Inc.	26,725	1,121,916
Cooper Tire & Rubber Co.	8,057	254,198
Cooper-Standard Holdings, Inc. (a)	2,093	95,901
Dana, Inc.	20,193	402,648
Dorman Products, Inc. (a)	4,064	354,137
Fox Factory Holding Corp. (a)	4,003	330,288
Gentex Corp.	35,804	881,136
Gentherm, Inc. (a)	5,940	248,470
Goodyear Tire & Rubber Co.	30,989	474,132
LCI Industries	2,101	189,090
Lear Corp.	7,766	1,081,571
Modine Manufacturing Co. (a)	5,997	85,817
Motorcar Parts of America, Inc. (a)	21	450
Shiloh Industries, Inc. (a)	2,012	9,798
Standard Motor Products, Inc.	1,861	84,378
Stoneridge, Inc. (a)	2,201	69,442
Strattec Security Corp.	80	1,928
Superior Industries International, Inc.	2,206	7,633
Tenneco, Inc. Class A	6,257	69,390
Tower International, Inc.	2,126	41,457
Veoneer, Inc. (a) (b)	9,820	169,984
Visteon Corp. (a) (b)	4,219	247,149
		7,078,380
AUTOMOBILES — 0.5%
Ford Motor Co.	506,751	5,184,063
General Motors Co.	166,319	6,408,271
Harley-Davidson, Inc. (b)	21,331	764,290
Tesla, Inc. (a) (b)	15,213	3,399,497
Thor Industries, Inc.	6,036	352,804
Winnebago Industries, Inc. (b)	3,961	153,092
		16,262,017
BANKS — 6.1%
1st Constitution Bancorp	4,624	85,405
1st Source Corp.	1,947	90,341
ACNB Corp.	2,472	97,817
Allegiance Bancshares, Inc. (a)	1,902	63,413

25

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
American National Bankshares, Inc.	1,862	$ 72,152
Ameris Bancorp	4,362	170,947
Arrow Financial Corp.	1,994	69,252
Associated Banc-Corp.	21,973	464,509
Atlantic Capital Bancshares, Inc. (a)	3,924	67,179
Atlantic Union Bankshares Corp.	10,041	354,749
Banc of California, Inc.	6,026	84,183
BancFirst Corp.	2,150	119,669
Bancorp, Inc. (a)	114	1,017
BancorpSouth Bank	12,040	349,642
Bank of America Corp.	1,220,331	35,389,599
Bank of Commerce Holdings	2,012	21,508
Bank of Hawaii Corp.	6,003	497,709
Bank of Marin Bancorp	324	13,290
Bank of South Carolina Corp.	4,624	87,301
BankUnited, Inc.	14,341	483,865
Bankwell Financial Group, Inc.	130	3,731
Banner Corp.	4,126	223,423
Bar Harbor Bankshares	2,012	53,499
Baycom Corp. (a)	3,824	83,746
BB&T Corp.	95,255	4,679,878
BCB Bancorp, Inc.	1,932	26,758
Berkshire Hills Bancorp, Inc.	5,164	162,098
BOK Financial Corp.	2,940	221,911
Boston Private Financial Holdings, Inc.	10,314	124,490
Bridge Bancorp, Inc.	2,060	60,688
Brookline Bancorp, Inc.	10,084	155,092
Bryn Mawr Bank Corp.	1,970	73,520
Business First Bancshares, Inc.	3,724	94,776
C&F Financial Corp.	70	3,823
Cadence BanCorp	11,553	240,302
Camden National Corp.	2,021	92,703
Capital City Bank Group, Inc.	1,912	47,513
Capstar Financial Holdings, Inc.	170	2,576
Carolina Financial Corp.	2,082	73,057
Cathay General Bancorp	10,060	361,255
CenterState Bank Corp.	15,989	368,227
Central Pacific Financial Corp.	4,028	120,679
Central Valley Community Bancorp	1,902	40,836
Chemical Financial Corp.	8,277	340,267
CIT Group, Inc.	9,208	483,788
Citigroup, Inc.	294,861	20,649,116
Citizens & Northern Corp.	1,931	50,843
Citizens Financial Group, Inc.	59,402	2,100,455
City Holding Co.	2,040	155,570
Civista Bancshares, Inc.	1,862	41,802
CNB Financial Corp.	2,087	58,937
Codorus Valley Bancorp, Inc.	1,611	37,053
Columbia Banking System, Inc.	10,010	362,162
Comerica, Inc.	20,419	1,483,236
Commerce Bancshares, Inc.	15,036	897,048
Community Bank System, Inc.	6,178	406,760
Security Description	Shares	Value
Community Bankers Trust Corp.	2,172	$ 18,397
Community Financial Corp.	90	3,036
Community Trust Bancorp, Inc.	2,029	85,806
ConnectOne Bancorp, Inc.	3,964	89,824
County Bancorp, Inc. (b)	110	1,880
Cullen/Frost Bankers, Inc.	7,982	747,594
Customers Bancorp, Inc. (a)	4,089	85,869
CVB Financial Corp.	14,096	296,439
DNB Financial Corp.	80	3,558
Eagle Bancorp, Inc.	4,206	227,671
East West Bancorp, Inc.	18,779	878,294
Enterprise Bancorp, Inc.	1,852	58,727
Enterprise Financial Services Corp.	2,173	90,397
Evans Bancorp, Inc.	110	4,150
Farmers & Merchants Bancorp, Inc.	2,712	78,973
Farmers National Banc Corp.	2,202	32,656
FB Financial Corp.	1,942	71,077
Fidelity Southern Corp.	2,202	68,196
Fifth Third Bancorp	98,652	2,752,391
Financial Institutions, Inc.	1,990	58,009
First BanCorp	26,773	295,574
First Bancorp, Inc.	1,872	50,263
First BanCorp/Southern Pines	2,039	74,260
First Bank	7,548	88,614
First Busey Corp.	4,221	111,477
First Business Financial Services, Inc.	1,852	43,522
First Choice Bancorp	4,124	93,780
First Citizens BancShares, Inc. Class A	790	355,713
First Commonwealth Financial Corp.	12,247	164,967
First Community Bankshares, Inc.	1,994	67,317
First Financial Bancorp	10,321	249,975
First Financial Bankshares, Inc. (b)	16,145	497,105
First Financial Corp.	1,900	76,304
First Financial Northwest, Inc.	1,852	26,206
First Foundation, Inc.	3,914	52,604
First Hawaiian, Inc.	6,249	161,662
First Horizon National Corp.	44,740	667,968
First Internet Bancorp	160	3,446
First Interstate BancSystem, Inc. Class A	4,075	161,411
First Merchants Corp.	6,240	236,496
First Mid-Illinois Bancshares, Inc.	1,862	65,021
First Midwest Bancorp, Inc.	14,118	288,995
First Northwest Bancorp	1,892	30,745
First of Long Island Corp.	2,105	42,268
First Republic Bank	21,621	2,111,291
First Savings Financial Group, Inc. (b)	1,612	96,720
Flushing Financial Corp.	3,997	88,733
FNB Corp.	46,095	542,538
Franklin Financial Network, Inc.	1,952	54,383
Fulton Financial Corp.	23,805	389,688
FVCBankcorp, Inc. (a) (b)	5,336	103,625

26

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
German American Bancorp, Inc.	5,647	$ 170,088
Glacier Bancorp, Inc.	10,204	413,772
Great Southern Bancorp, Inc.	2,228	133,346
Great Western Bancorp, Inc.	8,029	286,796
Guaranty Bancshares, Inc.	3,224	100,428
Hancock Whitney Corp.	10,274	411,576
Hanmi Financial Corp.	4,088	91,040
HarborOne Bancorp, Inc. (a)	1,972	36,936
Hawthorn Bancshares, Inc.	3,871	103,737
Heartland Financial USA, Inc.	3,974	177,757
Heritage Commerce Corp.	4,134	50,642
Heritage Financial Corp.	3,982	117,628
Hilltop Holdings, Inc.	10,061	213,997
Home BancShares, Inc.	22,803	439,186
HomeTrust Bancshares, Inc.	2,126	53,448
Hope Bancorp, Inc.	16,326	224,972
Horizon Bancorp, Inc.	3,624	59,216
Howard Bancorp, Inc. (a)	1,862	28,247
Huntington Bancshares, Inc.	138,071	1,908,141
IBERIABANK Corp.	7,462	565,993
Independent Bank Corp.	2,132	46,456
Independent Bank Corp. (Massachusetts)	4,443	338,334
Independent Bank Group, Inc.	3,282	180,379
International Bancshares Corp.	6,264	236,215
Investar Holding Corp.	180	4,293
Investors Bancorp, Inc.	37,656	419,864
JPMorgan Chase & Co.	413,102	46,184,804
KeyCorp	132,638	2,354,324
Lakeland Bancorp, Inc.	5,976	96,512
Lakeland Financial Corp.	3,891	182,216
LCNB Corp.	1,872	35,568
LegacyTexas Financial Group, Inc.	6,018	244,993
Live Oak Bancshares, Inc. (b)	2,092	35,878
M&T Bank Corp.	16,830	2,862,278
Macatawa Bank Corp.	3,914	40,158
MBT Financial Corp.	1,925	19,289
Mercantile Bank Corp.	2,002	65,225
Mid Penn Bancorp, Inc.	3,624	90,419
Midland States Bancorp, Inc.	1,952	52,157
MidSouth Bancorp, Inc.	1,932	22,894
MidWestOne Financial Group, Inc.	1,872	52,341
MutualFirst Financial, Inc.	130	4,425
National Bank Holdings Corp. Class A	4,108	149,120
National Bankshares, Inc.	1,736	67,582
NBT Bancorp, Inc.	5,943	222,922
Nicolet Bankshares, Inc. (a)	1,692	105,006
Northrim BanCorp, Inc.	150	5,349
Norwood Financial Corp.	130	4,525
Oak Valley Bancorp (b)	4,524	88,444
OFG Bancorp	5,578	132,589
Ohio Valley Banc Corp.	80	3,086
Old Line Bancshares, Inc.	1,872	49,814
Old National Bancorp	16,854	279,608
Old Second Bancorp, Inc.	3,904	49,854
Security Description	Shares	Value
Opus Bank	3,884	$ 81,991
Orrstown Financial Services, Inc.	170	3,738
Pacific Premier Bancorp, Inc.	4,163	128,553
PacWest Bancorp	17,611	683,835
Park National Corp.	2,049	203,650
Peapack Gladstone Financial Corp. (b)	2,012	56,577
Penns Woods Bancorp, Inc.	90	4,073
Peoples Bancorp, Inc.	2,051	66,165
People's United Financial, Inc.	49,127	824,351
People's Utah Bancorp	2,002	58,859
Pinnacle Financial Partners, Inc.	9,920	570,202
PNC Financial Services Group, Inc.	56,085	7,699,349
Popular, Inc.	14,068	763,048
Premier Financial Bancorp, Inc.	2,135	32,025
Prosperity Bancshares, Inc.	9,754	644,252
QCR Holdings, Inc.	1,912	66,671
Regions Financial Corp.	132,084	1,973,335
Reliant Bancorp, Inc.	3,924	92,724
Renasant Corp.	6,120	219,953
Republic Bancorp, Inc. Class A	158	7,861
S&T Bancorp, Inc.	4,092	153,368
Sandy Spring Bancorp, Inc.	2,169	75,655
Seacoast Banking Corp. of Florida (a)	4,214	107,204
Select Bancorp, Inc. (a)	8,148	93,213
ServisFirst Bancshares, Inc. (b)	5,954	203,984
Shore Bancshares, Inc.	1,942	31,732
Sierra Bancorp	1,902	51,582
Signature Bank	6,181	746,912
Simmons First National Corp. Class A	9,639	224,203
SmartFinancial, Inc. (a)	150	3,254
South State Corp.	4,153	305,952
Southern First Bancshares, Inc. (a)	150	5,874
Southern National Bancorp of Virginia, Inc.	2,172	33,253
Southside Bancshares, Inc.	3,958	128,160
Spirit of Texas Bancshares, Inc. (a)	4,124	92,790
Sterling Bancorp	24,691	525,424
Stock Yards Bancorp, Inc.	2,172	78,518
Summit Financial Group, Inc.	1,872	50,263
SunTrust Banks, Inc.	58,663	3,686,970
SVB Financial Group (a)	6,231	1,399,420
Synovus Financial Corp.	20,687	724,045
TCF Financial Corp.	20,839	433,243
Texas Capital Bancshares, Inc. (a)	6,128	376,075
Tompkins Financial Corp.	1,923	156,917
TriCo Bancshares	4,560	172,368
TriState Capital Holdings, Inc. (a)	2,162	46,137
Triumph Bancorp, Inc. (a)	2,062	59,901
Trustmark Corp.	8,169	271,619
UMB Financial Corp.	6,012	395,710
Umpqua Holdings Corp.	31,434	521,490
United Bankshares, Inc.	16,116	597,742

27

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
United Community Banks, Inc.	8,287	$ 236,677
Univest Financial Corp.	3,959	103,963
US Bancorp	203,978	10,688,447
Valley National Bancorp	35,651	384,318
Veritex Holdings, Inc.	3,740	97,053
Washington Trust Bancorp, Inc.	2,020	105,404
Webster Financial Corp.	12,056	575,915
Wells Fargo & Co.	573,115	27,119,802
WesBanco, Inc.	5,635	217,229
West Bancorp, Inc.	3,710	78,726
Westamerica Bancorporation	3,990	245,824
Western Alliance Bancorp (a)	12,271	548,759
Wintrust Financial Corp.	6,273	458,933
Zions Bancorp NA	23,486	1,079,886
		214,099,773
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	8,065	447,043
Coca-Cola Co.	540,196	27,506,780
Coca-Cola Consolidated, Inc.	486	145,436
Constellation Brands, Inc. Class A	19,288	3,798,579
Craft Brew Alliance, Inc. (a)	1,882	26,329
MGP Ingredients, Inc. (b)	1,932	128,111
Molson Coors Brewing Co. Class B	22,764	1,274,784
Monster Beverage Corp. (a)	50,715	3,237,138
National Beverage Corp. (b)	2,196	98,008
PepsiCo, Inc.	178,998	23,472,008
Primo Water Corp. (a) (b)	3,984	49,003
		60,183,219
BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	188,575	13,713,174
Abeona Therapeutics, Inc. (a) (b)	2,192	10,478
ACADIA Pharmaceuticals, Inc. (a) (b)	18,238	487,502
Acceleron Pharma, Inc. (a) (b)	4,155	170,687
Achillion Pharmaceuticals, Inc. (a)	1,971	5,282
Acorda Therapeutics, Inc. (a)	5,996	45,989
Adamas Pharmaceuticals, Inc. (a) (b)	2,112	13,094
Aduro Biotech, Inc. (a)	28,803	44,357
Adverum Biotechnologies, Inc. (a)	13,894	165,200
Agenus, Inc. (a) (b)	12,152	36,456
Agios Pharmaceuticals, Inc. (a) (b)	5,971	297,833
Aimmune Therapeutics, Inc. (a) (b)	6,838	142,367
Akebia Therapeutics, Inc. (a) (b)	11,546	55,883
Albireo Pharma, Inc. (a)	80	2,579
Alder Biopharmaceuticals, Inc. (a) (b)	8,726	102,705
Aldeyra Therapeutics, Inc. (a)	2,032	12,192
Alexion Pharmaceuticals, Inc. (a)	29,024	3,801,564
Allakos, Inc. (a) (b)	2,312	100,179
Allogene Therapeutics, Inc. (a) (b)	4,324	116,099
Alnylam Pharmaceuticals, Inc. (a)	11,863	860,779
AMAG Pharmaceuticals, Inc. (a) (b)	42	420
Amgen, Inc.	77,480	14,278,014
Security Description	Shares	Value
Amicus Therapeutics, Inc. (a)	22,832	$ 284,943
AnaptysBio, Inc. (a) (b)	3,244	183,026
Anavex Life Sciences Corp. (a) (b)	5,916	19,937
Anika Therapeutics, Inc. (a)	2,030	82,459
Apellis Pharmaceuticals, Inc. (a)	16,635	421,531
Ardelyx, Inc. (a)	4,094	11,013
Arena Pharmaceuticals, Inc. (a)	5,995	351,487
ArQule, Inc. (a) (b)	20,712	228,039
Array BioPharma, Inc. (a)	25,737	1,192,395
Arrowhead Pharmaceuticals, Inc. (a) (b)	11,160	295,740
Assembly Biosciences, Inc. (a)	2,042	27,547
Atara Biotherapeutics, Inc. (a) (b)	5,214	104,854
Athenex, Inc. (a)	9,260	183,348
Athersys, Inc. (a) (b)	14,541	24,429
Audentes Therapeutics, Inc. (a)	4,916	186,120
Avid Bioservices, Inc. (a)	4,064	22,758
Bellicum Pharmaceuticals, Inc. (a)	4,114	6,994
BioCryst Pharmaceuticals, Inc. (a)	16,304	61,792
Biogen, Inc. (a)	25,493	5,962,048
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,324	145,558
BioMarin Pharmaceutical, Inc. (a)	21,459	1,837,963
BioSpecifics Technologies Corp. (a)	130	7,762
BioTime, Inc. (a) (b)	18,210	20,031
Bluebird Bio, Inc. (a) (b)	6,862	872,846
Blueprint Medicines Corp. (a)	6,185	583,431
Calithera Biosciences, Inc. (a)	3,944	15,382
Cara Therapeutics, Inc. (a) (b)	4,034	86,731
CareDx, Inc. (a)	6,493	233,683
Catalyst Pharmaceuticals, Inc. (a) (b)	8,138	31,250
Celgene Corp. (a)	90,555	8,370,904
Cellular Biomedicine Group, Inc. (a) (b)	1,912	31,605
CEL-SCI Corp. (a) (b)	6,823	57,177
ChemoCentryx, Inc. (a)	4,087	38,009
Chimerix, Inc. (a)	127	549
Clovis Oncology, Inc. (a) (b)	6,182	91,926
Coherus Biosciences, Inc. (a) (b)	10,302	227,674
Concert Pharmaceuticals, Inc. (a)	2,062	24,744
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	6,016	41,691
Corvus Pharmaceuticals, Inc. (a) (b)	2,022	7,562
Crinetics Pharmaceuticals, Inc. (a) (b)	3,324	83,100
Cytokinetics, Inc. (a)	6,267	70,504
CytomX Therapeutics, Inc. (a)	3,944	44,252
Denali Therapeutics, Inc. (a) (b)	11,172	231,931
Dicerna Pharmaceuticals, Inc. (a) (b)	2,102	33,107
Dynavax Technologies Corp. (a) (b)	8,168	32,590
Eagle Pharmaceuticals, Inc. (a) (b)	1,905	106,070
Editas Medicine, Inc. (a) (b)	6,046	149,578
Emergent BioSolutions, Inc. (a)	4,122	199,134

28

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	2,049	$ 172,895
Epizyme, Inc. (a) (b)	6,256	78,513
Esperion Therapeutics, Inc. (a) (b)	2,196	102,158
Exact Sciences Corp. (a) (b)	15,773	1,861,845
Exelixis, Inc. (a)	41,516	887,197
Fate Therapeutics, Inc. (a) (b)	10,273	208,542
FibroGen, Inc. (a) (b)	10,100	456,318
Five Prime Therapeutics, Inc. (a)	3,927	23,680
Flexion Therapeutics, Inc. (a) (b)	3,984	49,003
Fortress Biotech, Inc. (a)	3,127	4,691
G1 Therapeutics, Inc. (a)	29,000	889,140
Galectin Therapeutics, Inc. (a) (b)	10,652	44,206
Genomic Health, Inc. (a)	4,105	238,788
Geron Corp. (a) (b)	22,752	32,080
Gilead Sciences, Inc.	162,514	10,979,446
Global Blood Therapeutics, Inc. (a) (b)	8,014	421,536
GlycoMimetics, Inc. (a) (b)	4,034	48,085
Halozyme Therapeutics, Inc. (a)	16,684	286,631
Heron Therapeutics, Inc. (a) (b)	7,978	148,311
Homology Medicines, Inc. (a)	3,924	76,793
ImmunoGen, Inc. (a)	20,922	45,401
Immunomedics, Inc. (a) (b)	22,739	315,390
Incyte Corp. (a)	28,791	2,446,083
Inovio Pharmaceuticals, Inc. (a) (b)	126	370
Insmed, Inc. (a) (b)	9,399	240,614
Insys Therapeutics, Inc. (a)	21	6
Intellia Therapeutics, Inc. (a) (b)	4,246	69,507
Intercept Pharmaceuticals, Inc. (a) (b)	2,985	237,516
Intrexon Corp. (a) (b)	63	483
Invitae Corp. (a)	10,000	235,000
Ionis Pharmaceuticals, Inc. (a) (b)	15,619	1,003,833
Iovance Biotherapeutics, Inc. (a) (b)	16,046	393,448
Ironwood Pharmaceuticals, Inc. (a) (b)	18,278	199,961
Jounce Therapeutics, Inc. (a)	2,022	10,009
Kadmon Holdings, Inc. (a) (b)	7,958	16,393
Karyopharm Therapeutics, Inc. (a) (b)	4,124	24,703
Kindred Biosciences, Inc. (a) (b)	3,934	32,770
Kura Oncology, Inc. (a)	2,182	42,964
La Jolla Pharmaceutical Co. (a) (b)	2,172	20,091
Lexicon Pharmaceuticals, Inc. (a) (b)	16,773	105,502
Ligand Pharmaceuticals, Inc. (a) (b)	2,400	273,960
MacroGenics, Inc. (a)	4,074	69,136
Madrigal Pharmaceuticals, Inc. (a) (b)	1,241	130,069
MannKind Corp. (a) (b)	4,204	4,835
Medicines Co. (a) (b)	10,834	395,116
MediciNova, Inc. (a) (b)	3,994	38,462
Minerva Neurosciences, Inc. (a)	5,936	33,420
Mirati Therapeutics, Inc. (a) (b)	4,462	459,586
Molecular Templates, Inc. (a) (b)	1,892	15,798
Security Description	Shares	Value
Momenta Pharmaceuticals, Inc. (a)	12,104	$ 150,695
Myriad Genetics, Inc. (a)	10,025	278,495
NantKwest, Inc. (a) (b)	4,044	4,125
Natera, Inc. (a)	4,164	114,843
Neon Therapeutics, Inc. (a)	2,143	10,158
Neurocrine Biosciences, Inc. (a)	12,271	1,036,041
OPKO Health, Inc. (a) (b)	46,172	112,660
PDL BioPharma, Inc. (a)	4,292	13,477
Pieris Pharmaceuticals, Inc. (a)	6,176	29,027
PolarityTE, Inc. (a) (b)	110	627
Portola Pharmaceuticals, Inc. (a) (b)	9,986	270,920
Progenics Pharmaceuticals, Inc. (a) (b)	11,117	68,592
Protagonist Therapeutics, Inc. (a)	180	2,180
PTC Therapeutics, Inc. (a)	7,598	341,910
Puma Biotechnology, Inc. (a) (b)	4,061	51,615
Ra Pharmaceuticals, Inc. (a)	5,706	171,579
Radius Health, Inc. (a) (b)	6,106	148,742
Recro Pharma, Inc. (a)	2,012	20,462
Regeneron Pharmaceuticals, Inc. (a)	10,337	3,235,481
REGENXBIO, Inc. (a) (b)	3,994	205,172
Repligen Corp. (a) (b)	4,138	355,661
Retrophin, Inc. (a)	5,916	118,852
Rhythm Pharmaceuticals, Inc. (a)	3,424	75,328
Rigel Pharmaceuticals, Inc. (a) (b)	10,236	26,716
Rocket Pharmaceuticals, Inc. (a) (b)	7,548	113,220
Rubius Therapeutics, Inc. (a) (b)	5,036	79,216
Sage Therapeutics, Inc. (a) (b)	5,915	1,082,977
Sangamo Therapeutics, Inc. (a) (b)	11,726	126,289
Sarepta Therapeutics, Inc. (a) (b)	9,549	1,450,971
Savara, Inc. (a)	2,102	4,982
Seattle Genetics, Inc. (a) (b)	20,882	1,445,243
Selecta Biosciences, Inc. (a)	1,892	3,387
Seres Therapeutics, Inc. (a) (b)	4,074	13,118
Sorrento Therapeutics, Inc. (a) (b)	3,954	10,557
Spark Therapeutics, Inc. (a)	3,810	390,068
Spectrum Pharmaceuticals, Inc. (a)	8,049	69,302
Spring Bank Pharmaceuticals, Inc. (a)	1,912	7,055
Stemline Therapeutics, Inc. (a) (b)	2,183	33,444
Syndax Pharmaceuticals, Inc. (a)	2,012	18,732
Synlogic, Inc. (a) (b)	1,882	17,126
Syros Pharmaceuticals, Inc. (a)	1,912	17,705
T2 Biosystems, Inc. (a) (b)	34,128	57,335
TG Therapeutics, Inc. (a) (b)	10,200	88,230
Trevena, Inc. (a) (b)	8,268	8,516
Ultragenyx Pharmaceutical, Inc. (a) (b)	6,102	387,477
United Therapeutics Corp. (a)	6,007	468,906
UroGen Pharma, Ltd. (a)	2,312	83,093
Vanda Pharmaceuticals, Inc. (a)	6,235	87,851
Veracyte, Inc. (a)	2,152	61,354
Verastem, Inc. (a) (b)	38,166	57,631
Vericel Corp. (a) (b)	6,602	124,712

29

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	33,287	$ 6,104,170
Viking Therapeutics, Inc. (a) (b)	11,886	98,654
Voyager Therapeutics, Inc. (a) (b)	1,942	52,861
XBiotech, Inc. (a) (b)	2,032	15,403
Xencor, Inc. (a)	6,226	254,830
ZIOPHARM Oncology, Inc. (a) (b)	22,663	132,125
		101,470,219
BUILDING PRODUCTS — 0.3%
AAON, Inc.	4,184	209,953
Advanced Drainage Systems, Inc.	5,917	194,019
American Woodmark Corp. (a)	1,980	167,548
AO Smith Corp.	4,320	203,731
Apogee Enterprises, Inc.	4,012	174,281
Armstrong Flooring, Inc. (a)	3,974	39,144
Armstrong World Industries, Inc.	6,217	604,292
Builders FirstSource, Inc. (a)	12,390	208,895
Continental Building Products, Inc. (a)	4,204	111,700
Cornerstone Building Brands, Inc. (a)	4,238	24,708
CSW Industrials, Inc.	1,992	135,755
Fortune Brands Home & Security, Inc.	16,257	928,763
Gibraltar Industries, Inc. (a)	2,166	87,420
Griffon Corp.	5,975	101,097
Insteel Industries, Inc.	2,073	43,160
JELD-WEN Holding, Inc. (a)	6,206	131,753
Lennox International, Inc.	4,651	1,279,025
Masco Corp.	39,466	1,548,646
Masonite International Corp. (a)	3,730	196,496
Owens Corning	14,334	834,239
Patrick Industries, Inc. (a)	3,931	193,366
PGT Innovations, Inc. (a)	6,199	103,647
Quanex Building Products Corp.	4,183	79,017
Resideo Technologies, Inc. (a)	12,584	275,841
Simpson Manufacturing Co., Inc.	5,959	396,035
Trex Co., Inc. (a) (b)	8,220	589,374
Universal Forest Products, Inc.	3,994	152,012
		9,013,917
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	7,858	724,036
Ameriprise Financial, Inc.	18,631	2,704,476
Artisan Partners Asset Management, Inc. Class A	1,900	52,288
B. Riley Financial, Inc. (b)	2,032	42,387
Bank of New York Mellon Corp.	118,810	5,245,461
BGC Partners, Inc. Class A	26,804	140,185
BlackRock, Inc.	19,136	8,980,525
Blucora, Inc. (a)	6,011	182,554
Cboe Global Markets, Inc.	13,059	1,353,304
Charles Schwab Corp.	147,755	5,938,273
CME Group, Inc.	44,224	8,584,321
Cohen & Steers, Inc.	2,061	106,018
Cowen, Inc. Class A (a) (b)	4,077	70,084
Security Description	Shares	Value
Diamond Hill Investment Group, Inc.	96	$ 13,605
Donnelley Financial Solutions, Inc. (a)	4,103	54,734
E*TRADE Financial Corp.	34,295	1,529,557
Evercore, Inc. Class A	4,248	376,245
FactSet Research Systems, Inc. (b)	4,211	1,206,704
Focus Financial Partners, Inc. Class A (a)	2,412	65,872
Franklin Resources, Inc.	36,581	1,273,019
GAIN Capital Holdings, Inc. (b)	3,306	13,654
GAMCO Investors, Inc. Class A	82	1,572
Goldman Sachs Group, Inc.	44,419	9,088,127
Greenhill & Co., Inc. (b)	109	1,481
Hamilton Lane, Inc. Class A	1,872	106,816
Hennessy Advisors, Inc. (b)	100	970
Houlihan Lokey, Inc.	2,142	95,383
Interactive Brokers Group, Inc. Class A	6,436	348,831
Intercontinental Exchange, Inc.	70,581	6,065,731
INTL. FCStone, Inc. (a)	2,035	80,566
Invesco, Ltd.	54,348	1,111,960
Ladenburg Thalmann Financial Services, Inc.	12,179	41,774
Lazard, Ltd. Class A	11,148	383,380
Legg Mason, Inc.	12,159	465,446
LPL Financial Holdings, Inc.	12,046	982,592
MarketAxess Holdings, Inc.	4,230	1,359,607
Moelis & Co. Class A	5,989	209,316
Moody's Corp.	24,713	4,826,696
Morgan Stanley	164,706	7,215,770
Morningstar, Inc.	2,021	292,317
MSCI, Inc.	10,601	2,531,413
Nasdaq, Inc.	15,569	1,497,271
Northern Trust Corp.	27,190	2,447,100
Piper Jaffray Cos.	2,065	153,368
PJT Partners, Inc. Class A (b)	2,032	82,337
Pzena Investment Management, Inc. Class A	1,992	17,111
Raymond James Financial, Inc.	16,816	1,421,793
S&P Global, Inc.	30,807	7,017,527
Safeguard Scientifics, Inc. (a)	84	1,014
SEI Investments Co.	16,851	945,341
Silvercrest Asset Management Group, Inc. Class A	130	1,824
Stifel Financial Corp.	8,287	489,430
T Rowe Price Group, Inc.	28,395	3,115,215
TD Ameritrade Holding Corp.	66,666	3,327,967
Virtu Financial, Inc. Class A (b)	9,619	209,502
Virtus Investment Partners, Inc.	150	16,110
Waddell & Reed Financial, Inc. Class A (b)	2,076	34,607
Westwood Holdings Group, Inc.	182	6,406
WisdomTree Investments, Inc.	14,109	87,053
		94,738,026

30

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
CHEMICALS — 1.5%
Advanced Emissions Solutions, Inc. (b)	2,092	$ 26,443
AdvanSix, Inc. (a)	3,961	96,767
AgroFresh Solutions, Inc. (a)	6,206	9,371
Air Products & Chemicals, Inc.	27,339	6,188,729
Albemarle Corp. (b)	13,337	939,058
American Vanguard Corp.	159	2,450
Ashland Global Holdings, Inc.	8,144	651,276
Axalta Coating Systems, Ltd. (a)	33,145	986,727
Balchem Corp.	4,072	407,078
Cabot Corp.	8,031	383,159
Celanese Corp.	17,114	1,844,889
CF Industries Holdings, Inc.	28,890	1,349,452
Chase Corp.	160	17,222
Chemours Co.	22,458	538,992
Corteva, Inc. (a)	95,508	2,824,172
DuPont de Nemours, Inc.	95,508	7,169,786
Eastman Chemical Co.	18,872	1,468,808
Ecolab, Inc.	36,806	7,266,977
Element Solutions, Inc. (a)	33,643	347,869
Ferro Corp. (a)	10,184	160,907
Flotek Industries, Inc. (a)	42	139
FMC Corp.	16,836	1,396,546
FutureFuel Corp.	3,938	46,035
GCP Applied Technologies, Inc. (a)	10,136	229,479
Hawkins, Inc.	1,890	82,045
HB Fuller Co.	6,213	288,283
Huntsman Corp.	25,051	512,042
Ingevity Corp. (a)	5,337	561,292
Innophos Holdings, Inc.	2,151	62,616
Innospec, Inc.	3,944	359,851
International Flavors & Fragrances, Inc. (b)	12,209	1,771,404
Intrepid Potash, Inc. (a)	14,104	47,389
Koppers Holdings, Inc. (a)	2,151	63,153
Kraton Corp. (a)	4,048	125,771
Livent Corp. (a) (b)	67	464
LSB Industries, Inc. (a) (b)	2,142	8,354
Minerals Technologies, Inc.	4,130	220,996
Mosaic Co.	44,012	1,101,620
NewMarket Corp.	1,230	493,156
Olin Corp. (b)	20,878	457,437
OMNOVA Solutions, Inc. (a)	5,988	37,305
PolyOne Corp.	12,167	381,922
PPG Industries, Inc.	30,667	3,579,146
Quaker Chemical Corp.	1,993	404,340
Rayonier Advanced Materials, Inc. (b)	1,970	12,785
RPM International, Inc.	16,811	1,027,320
Scotts Miracle-Gro Co. (b)	5,963	587,356
Sensient Technologies Corp.	6,093	447,714
Sherwin-Williams Co.	10,803	4,950,907
Stepan Co.	2,155	198,066
Trecora Resources (a)	2,132	20,403
Tredegar Corp.	6,188	102,845
Security Description	Shares	Value
Trinseo SA	6,031	$ 255,353
Tronox Holdings PLC Class A (a)	6,208	79,338
Valvoline, Inc.	27,234	531,880
Westlake Chemical Corp. (b)	4,200	291,732
WR Grace & Co.	9,930	755,772
		54,172,388
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	8,172	326,880
ACCO Brands Corp.	14,093	110,912
Advanced Disposal Services, Inc. (a)	8,018	255,854
Brink's Co.	7,633	619,647
Casella Waste Systems, Inc. Class A (a)	4,234	167,793
CECO Environmental Corp. (a)	21	201
Cintas Corp.	11,560	2,743,072
Civeo Corp. (a)	22,713	39,066
Clean Harbors, Inc. (a)	7,636	542,920
Copart, Inc. (a)	27,112	2,026,351
Covanta Holding Corp. (b)	16,748	299,957
Deluxe Corp.	6,156	250,303
Ennis, Inc.	3,952	81,095
Healthcare Services Group, Inc. (b)	10,050	304,716
Heritage-Crystal Clean, Inc. (a)	2,002	52,673
Herman Miller, Inc.	8,098	361,981
HNI Corp.	7,606	269,100
IAA, Inc. (a)	35,292	1,368,624
Interface, Inc.	8,049	123,391
KAR Auction Services, Inc.	18,792	469,800
Kimball International, Inc. Class B	4,144	72,230
Knoll, Inc.	6,037	138,730
LSC Communications, Inc.	21	77
Matthews International Corp. Class A	4,056	141,352
McGrath RentCorp	3,944	245,120
Mobile Mini, Inc.	6,038	183,736
MSA Safety, Inc.	4,142	436,525
Multi-Color Corp.	1,970	98,441
PICO Holdings, Inc. (a)	184	2,138
Pitney Bowes, Inc. (b)	1,914	8,192
Quad/Graphics, Inc. (b)	4,045	31,996
Republic Services, Inc.	40,888	3,542,536
Rollins, Inc.	15,718	563,805
RR Donnelley & Sons Co.	84	165
SP Plus Corp. (a)	2,170	69,288
Steelcase, Inc. Class A	12,036	205,816
Stericycle, Inc. (a) (b)	10,411	497,125
Team, Inc. (a)	70	1,072
Tetra Tech, Inc.	8,057	632,877
UniFirst Corp.	1,933	364,506
US Ecology, Inc.	2,175	129,500
Viad Corp.	2,161	143,145
VSE Corp.	156	4,476

31

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Waste Management, Inc.	52,879	$ 6,100,650
		24,027,834
COMMUNICATIONS EQUIPMENT — 1.2%
Acacia Communications, Inc. (a)	3,614	170,436
ADTRAN, Inc.	6,257	95,419
Aerohive Networks, Inc. (a)	4,064	18,004
Applied Optoelectronics, Inc. (a) (b)	4,038	41,511
Arista Networks, Inc. (a)	6,894	1,789,820
CalAmp Corp. (a)	4,166	48,659
Calix, Inc. (a)	5,951	39,039
Ciena Corp. (a)	21,646	890,300
Cisco Systems, Inc.	558,987	30,593,358
Clearfield, Inc. (a)	1,932	25,599
CommScope Holding Co., Inc. (a)	26,838	422,162
Comtech Telecommunications Corp.	50	1,405
DASAN Zhone Solutions, Inc. (a)	140	1,819
Digi International, Inc. (a)	3,965	50,276
EchoStar Corp. Class A (a)	6,179	273,853
EMCORE Corp. (a)	3,924	12,910
Extreme Networks, Inc. (a)	14,701	95,115
F5 Networks, Inc. (a)	8,302	1,209,020
Finisar Corp. (a)	14,994	342,913
Harmonic, Inc. (a)	126	699
Infinera Corp. (a) (b)	22,670	65,970
Inseego Corp. (a) (b)	8,200	39,278
InterDigital, Inc.	4,206	270,866
Juniper Networks, Inc.	50,806	1,352,964
KVH Industries, Inc. (a)	2,005	21,794
Lumentum Holdings, Inc. (a) (b)	8,126	434,010
Motorola Solutions, Inc.	21,577	3,597,533
NETGEAR, Inc. (a)	4,216	106,623
NetScout Systems, Inc. (a)	12,456	316,258
Plantronics, Inc.	4,258	157,716
Resonant, Inc. (a) (b)	11,991	28,539
Ribbon Communications, Inc. (a)	170	831
TESSCO Technologies, Inc.	100	1,786
ViaSat, Inc. (a)	6,268	506,580
Viavi Solutions, Inc. (a)	31,137	413,811
		43,436,876
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	21,834	826,417
Aegion Corp. (a)	4,216	77,574
Ameresco, Inc. Class A (a) (b)	2,052	30,226
Argan, Inc.	66,928	2,714,600
Comfort Systems USA, Inc.	4,110	209,569
Dycom Industries, Inc. (a)	4,048	238,306
EMCOR Group, Inc.	8,166	719,424
Fluor Corp.	19,748	665,310
Granite Construction, Inc.	6,298	303,438
Great Lakes Dredge & Dock Corp. (a)	1,904	21,020
HC2 Holdings, Inc. (a) (b)	5,569	13,143
Jacobs Engineering Group, Inc.	16,186	1,365,936
Security Description	Shares	Value
MasTec, Inc. (a) (b)	8,289	$ 427,132
MYR Group, Inc. (a)	2,119	79,145
Northwest Pipe Co. (a)	1,872	48,260
NV5 Global, Inc. (a) (b)	170	13,838
Primoris Services Corp.	3,920	82,046
Quanta Services, Inc.	16,842	643,196
Sterling Construction Co., Inc. (a)	3,904	52,392
Tutor Perini Corp. (a) (b)	4,587	63,622
Valmont Industries, Inc.	2,183	276,826
		8,871,420
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,155	570,569
Forterra, Inc. (a) (b)	2,042	10,149
Martin Marietta Materials, Inc.	8,111	1,866,422
Summit Materials, Inc. Class A (a) (b)	17,647	339,705
United States Lime & Minerals, Inc.	40	3,200
US Concrete, Inc. (a) (b)	2,013	100,026
Vulcan Materials Co.	16,814	2,308,730
		5,198,801
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	51,944	1,609,745
American Express Co.	105,976	13,081,678
Capital One Financial Corp.	59,637	5,411,461
Credit Acceptance Corp. (a) (b)	1,961	948,791
Discover Financial Services	42,848	3,324,576
Elevate Credit, Inc. (a)	1,872	7,713
Encore Capital Group, Inc. (a)	3,906	132,296
Enova International, Inc. (a)	3,008	69,334
FirstCash, Inc.	6,089	609,022
Green Dot Corp. Class A (a)	5,927	289,830
LendingClub Corp. (a)	43,725	143,418
Navient Corp.	36,300	495,495
Nelnet, Inc. Class A	2,091	123,829
OneMain Holdings, Inc.	9,688	327,551
PRA Group, Inc. (a)	6,170	173,624
Regional Management Corp. (a)	1,892	49,892
Santander Consumer USA Holdings, Inc.	4,172	99,961
SLM Corp.	62,368	606,217
Synchrony Financial	89,917	3,117,422
World Acceptance Corp. (a)	1,860	305,245
		30,927,100
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	6,136	762,950
Avery Dennison Corp.	10,245	1,185,141
Ball Corp.	44,715	3,129,603
Berry Global Group, Inc. (a)	14,123	742,728
Crown Holdings, Inc. (a)	16,867	1,030,574
Graphic Packaging Holding Co.	39,813	556,586
Greif, Inc. Class A	1,789	58,232
International Paper Co.	52,512	2,274,820
Myers Industries, Inc.	3,963	76,367

32

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Owens-Illinois, Inc.	22,821	$ 394,119
Packaging Corp. of America	12,140	1,157,185
Sealed Air Corp.	22,792	975,042
Silgan Holdings, Inc.	13,754	420,872
Sonoco Products Co.	12,247	800,219
UFP Technologies, Inc. (a)	130	5,409
Westrock Co.	32,408	1,181,920
		14,751,767
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	6,035	239,710
Genuine Parts Co.	18,972	1,965,120
LKQ Corp. (a)	39,961	1,063,362
Pool Corp.	5,545	1,059,095
Weyco Group, Inc.	150	4,007
		4,331,294
DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	8,125	366,031
American Public Education, Inc. (a)	2,043	60,432
Bright Horizons Family Solutions, Inc. (a)	6,115	922,570
Career Education Corp. (a)	8,262	157,556
Carriage Services, Inc.	2,040	38,780
Chegg, Inc. (a)	13,002	501,747
Collectors Universe, Inc.	180	3,841
frontdoor, Inc. (a)	7,148	311,295
Graham Holdings Co. Class B	86	59,343
Grand Canyon Education, Inc. (a)	6,157	720,492
H&R Block, Inc.	27,937	818,554
Houghton Mifflin Harcourt Co. (a)	11,998	69,109
K12, Inc. (a)	2,923	88,889
Laureate Education, Inc. Class A (a)	4,094	64,317
Regis Corp. (a)	6,008	99,733
Service Corp. International	25,370	1,186,809
ServiceMaster Global Holdings, Inc. (a)	18,771	977,781
Sotheby's (a) (b)	6,108	355,058
Strategic Education, Inc.	3,679	654,862
Weight Watchers International, Inc. (a) (b)	7,960	152,036
Zovio, Inc. (a)	2,143	7,672
		7,616,907
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc.	72	1,460
Berkshire Hathaway, Inc. Class B (a)	166	35,386
Cannae Holdings, Inc. (a)	4,143	120,064
FGL Holdings	10,772	90,485
Jefferies Financial Group, Inc.	41,507	798,180
Marlin Business Services Corp.	1,922	47,915
On Deck Capital, Inc. (a)	5,926	24,593
Texas Pacific Land Trust	1,012	796,434
Security Description	Shares	Value
Voya Financial, Inc.	19,226	$ 1,063,198
		2,977,715
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	918,008	30,762,448
ATN International, Inc.	1,930	111,419
Bandwidth, Inc. Class A (a)	1,812	135,936
CenturyLink, Inc.	134,501	1,581,732
Cincinnati Bell, Inc. (a)	7,432	36,788
Cogent Communications Holdings, Inc.	6,064	359,959
Consolidated Communications Holdings, Inc. (b)	126	621
Frontier Communications Corp. (a) (b)	105	184
GCI Liberty, Inc. Class A (a)	9,817	603,353
IDT Corp. Class B (a)	1,970	18,656
Iridium Communications, Inc. (a)	10,002	232,646
Ooma, Inc. (a)	2,042	21,400
ORBCOMM, Inc. (a)	8,128	58,928
pdvWireless, Inc. (a)	180	8,460
Verizon Communications, Inc.	520,053	29,710,628
Vonage Holdings Corp. (a)	27,348	309,853
Zayo Group Holdings, Inc. (a)	27,414	902,195
		64,855,206
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	6,255	520,479
Alliant Energy Corp.	31,175	1,530,069
American Electric Power Co., Inc.	59,625	5,247,596
Duke Energy Corp.	88,992	7,852,654
Edison International	40,979	2,762,394
El Paso Electric Co.	5,858	383,113
Entergy Corp.	23,535	2,422,458
Evergy, Inc.	34,233	2,059,115
Eversource Energy	38,063	2,883,653
Exelon Corp.	115,927	5,557,540
FirstEnergy Corp.	63,675	2,725,927
Hawaiian Electric Industries, Inc.	16,270	708,559
IDACORP, Inc.	6,153	617,946
MGE Energy, Inc.	5,918	432,487
NextEra Energy, Inc.	59,197	12,127,097
OGE Energy Corp.	26,733	1,137,756
Otter Tail Corp.	5,664	299,116
PG&E Corp. (a)	67,191	1,540,018
Pinnacle West Capital Corp.	14,354	1,350,568
PNM Resources, Inc.	10,114	514,904
Portland General Electric Co.	12,078	654,265
PPL Corp.	86,472	2,681,497
Southern Co.	126,477	6,991,649
Spark Energy, Inc. Class A	1,942	21,731
Xcel Energy, Inc.	60,764	3,614,850
		66,637,441
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	5,102	703,617

33

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Allied Motion Technologies, Inc.	160	$ 6,064
AMETEK, Inc.	30,247	2,747,637
Atkore International Group, Inc. (a)	4,084	105,653
AZZ, Inc.	3,974	182,883
Emerson Electric Co.	79,400	5,297,568
Encore Wire Corp.	2,161	126,591
Energous Corp. (a) (b)	2,162	9,448
EnerSys	5,997	410,795
Generac Holdings, Inc. (a)	8,148	565,553
Hubbell, Inc.	6,119	797,918
LSI Industries, Inc.	3,894	14,213
Plug Power, Inc. (a) (b)	28,871	64,960
Powell Industries, Inc.	38	1,444
Preformed Line Products Co.	50	2,776
Regal Beloit Corp.	6,037	493,283
Rockwell Automation, Inc.	15,472	2,534,778
Sensata Technologies Holding PLC (a)	19,472	954,128
Sunrun, Inc. (a) (b)	8,258	154,920
Thermon Group Holdings, Inc. (a)	3,953	101,394
TPI Composites, Inc. (a) (b)	1,962	48,501
Vicor Corp. (a)	2,082	64,646
		15,388,770
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Akoustis Technologies, Inc. (a) (b)	1,962	12,557
Amphenol Corp. Class A	39,529	3,792,412
Anixter International, Inc. (a)	4,242	253,290
Arlo Technologies, Inc. (a)	8,360	33,524
Arrow Electronics, Inc. (a)	12,316	877,761
Avnet, Inc.	16,689	755,511
AVX Corp.	6,088	101,061
Badger Meter, Inc.	4,099	244,669
Bel Fuse, Inc. Class B	40	687
Belden, Inc. (b)	5,983	356,407
Benchmark Electronics, Inc.	7,984	200,558
CDW Corp.	18,628	2,067,708
Cognex Corp.	20,735	994,865
Coherent, Inc. (a)	3,150	429,565
Control4 Corp. (a)	3,884	92,245
Corning, Inc.	101,977	3,388,696
CTS Corp.	4,067	112,168
Daktronics, Inc.	4,206	25,951
Dolby Laboratories, Inc. Class A	8,008	517,317
ePlus, Inc. (a)	2,008	138,432
FARO Technologies, Inc. (a)	2,063	108,473
Fitbit, Inc. Class A (a) (b)	23,879	105,068
FLIR Systems, Inc.	18,242	986,892
ID Systems, Inc. (a) (b)	1,992	11,713
II-VI, Inc. (a) (b)	6,253	228,610
Insight Enterprises, Inc. (a)	3,981	231,694
IPG Photonics Corp. (a)	4,118	635,201
Iteris, Inc. (a) (b)	3,924	20,287
Itron, Inc. (a)	4,236	265,047
Jabil, Inc.	21,168	668,909
KEMET Corp.	4,154	78,137
Security Description	Shares	Value
Keysight Technologies, Inc. (a)	24,696	$ 2,217,948
Kimball Electronics, Inc. (a)	3,914	63,563
Knowles Corp. (a)	12,685	232,262
Littelfuse, Inc.	2,212	391,325
Methode Electronics, Inc.	4,110	117,423
MTS Systems Corp.	2,070	121,157
Napco Security Technologies, Inc. (a) (b)	1,912	56,748
National Instruments Corp.	14,699	617,211
nLight, Inc. (a)	3,324	63,821
Novanta, Inc. (a)	4,067	383,518
OSI Systems, Inc. (a)	2,151	242,267
PAR Technology Corp. (a) (b)	1,902	53,636
Park Electrochemical Corp.	164	2,737
PC Connection, Inc.	1,932	67,581
Plexus Corp. (a)	4,110	239,901
Rogers Corp. (a)	2,065	356,378
Sanmina Corp. (a)	10,157	307,554
ScanSource, Inc. (a)	3,942	128,352
SYNNEX Corp.	5,680	558,912
Tech Data Corp. (a)	4,174	436,600
Trimble, Inc. (a)	31,462	1,419,251
TTM Technologies, Inc. (a)	12,072	123,134
Vishay Intertechnology, Inc.	16,451	271,770
Vishay Precision Group, Inc. (a)	1,981	80,488
Zebra Technologies Corp. Class A (a)	6,226	1,304,285
		27,593,237
ENERGY EQUIPMENT & SERVICES — 0.5%
Apergy Corp. (a)	8,412	282,138
Archrock, Inc.	10,091	106,965
Baker Hughes a GE Co.	62,132	1,530,311
Basic Energy Services, Inc. (a)	4,034	7,665
C&J Energy Services, Inc. (a)	10,087	118,825
Cactus, Inc. Class A (a)	4,324	143,211
CARBO Ceramics, Inc. (a)	21	28
Diamond Offshore Drilling, Inc. (a) (b)	17,677	156,795
DMC Global, Inc.	1,952	123,659
Dril-Quip, Inc. (a)	3,987	191,376
Ensco Rowan PLC Class A (b)	11,329	96,636
Era Group, Inc. (a)	124	1,034
Exterran Corp. (a)	4,191	59,596
Forum Energy Technologies, Inc. (a)	14,018	47,942
FTS International, Inc. (a)	8,048	44,908
Geospace Technologies Corp. (a)	33	499
Gulf Island Fabrication, Inc. (a)	1,982	14,072
Halliburton Co.	112,263	2,552,861
Helix Energy Solutions Group, Inc. (a)	16,707	144,181
Helmerich & Payne, Inc.	13,998	708,579
Independence Contract Drilling, Inc. (a)	4,184	6,611
ION Geophysical Corp. (a) (b)	1,892	15,231

34

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
KLX Energy Services Holdings, Inc. (a)	4,224	$ 86,296
Mammoth Energy Services, Inc. (b)	4,094	28,167
Matrix Service Co. (a)	3,995	80,939
McDermott International, Inc. (a) (b)	21,536	208,038
National Oilwell Varco, Inc.	50,839	1,130,151
Natural Gas Services Group, Inc. (a)	1,940	32,010
Newpark Resources, Inc. (a)	12,138	90,064
Nine Energy Service, Inc. (a)	4,936	85,541
Oceaneering International, Inc. (a)	12,216	249,084
Oil States International, Inc. (a)	7,523	137,671
Patterson-UTI Energy, Inc.	30,801	354,519
Pioneer Energy Services Corp. (a) (b)	13,565	3,431
ProPetro Holding Corp. (a)	10,180	210,726
RigNet, Inc. (a)	19	191
RPC, Inc. (b)	8,187	59,028
Schlumberger, Ltd.	171,685	6,822,762
SEACOR Holdings, Inc. (a)	2,151	102,194
SEACOR Marine Holdings, Inc. (a)	6,236	93,290
Select Energy Services, Inc. Class A (a)	10,160	117,958
Smart Sand, Inc. (a)	2,152	5,251
Solaris Oilfield Infrastructure, Inc. Class A (b)	4,624	69,267
Superior Energy Services, Inc. (a)	22,866	29,726
TETRA Technologies, Inc. (a)	1,975	3,219
Tidewater, Inc. (a) (b)	3,964	93,075
US Silica Holdings, Inc. (b)	12,166	155,603
		16,601,324
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	95,768	4,520,250
AMC Entertainment Holdings, Inc. Class A (b)	6,257	58,378
Cinemark Holdings, Inc.	14,163	511,284
Electronic Arts, Inc. (a)	38,246	3,872,790
Gaia, Inc. (a) (b)	1,872	14,190
Glu Mobile, Inc. (a)	15,626	112,195
Liberty Media Corp.-Liberty Braves Class A (a)	82	2,280
Liberty Media Corp.-Liberty Formula One Class A (a)	3,912	140,284
Lions Gate Entertainment Corp. Class A	10,113	123,884
Live Nation Entertainment, Inc. (a)	18,788	1,244,705
LiveXLive Media, Inc. (a) (b)	1,512	6,275
Madison Square Garden Co. Class A (a)	2,105	589,274
Marcus Corp.	2,123	69,974
Netflix, Inc. (a)	53,898	19,797,813
Rosetta Stone, Inc. (a)	2,182	49,924
Take-Two Interactive Software, Inc. (a)	14,105	1,601,341
Security Description	Shares	Value
Viacom, Inc. Class B	2,082	$ 62,189
Walt Disney Co.	228,540	31,913,325
World Wrestling Entertainment, Inc. Class A (b)	4,133	298,444
Zynga, Inc. Class A (a)	104,322	639,494
		65,628,293
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.1%
Acadia Realty Trust REIT	10,304	282,020
Agree Realty Corp. REIT (b)	3,998	256,072
Alexander & Baldwin, Inc.	7,463	172,395
Alexandria Real Estate Equities, Inc. REIT	12,149	1,714,102
American Assets Trust, Inc. REIT	8,101	381,719
American Campus Communities, Inc. REIT	18,882	871,593
American Finance Trust, Inc. REIT (b)	17,508	190,837
American Homes 4 Rent Class A REIT	31,469	765,011
American Tower Corp. REIT	54,482	11,138,845
Americold Realty Trust REIT (b)	9,725	315,285
Apartment Investment & Management Co. Class A REIT	20,691	1,037,033
Apple Hospitality REIT, Inc.	28,774	456,356
Armada Hoffler Properties, Inc. REIT	6,040	99,962
Ashford Hospitality Trust, Inc. REIT	12,062	35,824
AvalonBay Communities, Inc. REIT	17,358	3,526,798
Bluerock Residential Growth REIT, Inc.	2,202	25,874
Boston Properties, Inc. REIT	20,825	2,686,425
Braemar Hotels & Resorts, Inc. REIT	84	832
Brandywine Realty Trust REIT	22,943	328,544
Brixmor Property Group, Inc. REIT	39,375	704,025
Camden Property Trust REIT	12,191	1,272,619
CareTrust REIT, Inc.	12,136	288,594
CatchMark Timber Trust, Inc. Class A REIT	4,214	44,036
CBL & Associates Properties, Inc. REIT (b)	189	197
Cedar Realty Trust, Inc. REIT	29,734	78,795
Chatham Lodging Trust REIT	11,723	221,213
Chesapeake Lodging Trust REIT	10,193	289,685
City Office REIT, Inc.	4,014	48,128
Clipper Realty, Inc. REIT	2,002	22,382
Colony Capital, Inc. REIT	45,605	228,025
Columbia Property Trust, Inc. REIT	16,725	346,877
Community Healthcare Trust, Inc. REIT	2,052	80,869
CoreCivic, Inc. REIT	16,773	348,208
CorePoint Lodging, Inc. REIT	8,248	102,193

35

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
CoreSite Realty Corp. REIT	4,155	$ 478,531
Corporate Office Properties Trust REIT	14,152	373,188
Cousins Properties, Inc. REIT	19,075	689,943
Crown Castle International Corp. REIT	52,488	6,841,811
CubeSmart REIT	27,344	914,383
CyrusOne, Inc. REIT	12,068	696,565
DiamondRock Hospitality Co. REIT	26,916	278,311
Digital Realty Trust, Inc. REIT	25,994	3,061,833
Douglas Emmett, Inc. REIT	20,743	826,401
Duke Realty Corp. REIT	48,177	1,522,875
Easterly Government Properties, Inc. REIT	5,551	100,529
EastGroup Properties, Inc. REIT	4,132	479,229
Empire State Realty Trust, Inc. Class A REIT	16,869	249,830
EPR Properties REIT	10,071	751,196
Equinix, Inc. REIT	10,154	5,120,561
Equity Commonwealth REIT	5,279	171,673
Equity LifeStyle Properties, Inc. REIT	10,214	1,239,367
Equity Residential REIT	44,212	3,356,575
Essential Properties Realty Trust, Inc. REIT	7,248	145,250
Essex Property Trust, Inc. REIT	8,209	2,396,453
Extra Space Storage, Inc. REIT	16,726	1,774,629
Farmland Partners, Inc. REIT (b)	4,064	28,651
Federal Realty Investment Trust REIT	10,105	1,301,120
First Industrial Realty Trust, Inc. REIT	16,182	594,527
Four Corners Property Trust, Inc. REIT	11,918	325,719
Franklin Street Properties Corp. REIT	24,909	183,828
Front Yard Residential Corp. REIT	10,023	122,481
Gaming and Leisure Properties, Inc. REIT	27,430	1,069,221
GEO Group, Inc. REIT	16,837	353,745
Getty Realty Corp. REIT	6,105	187,790
Gladstone Commercial Corp. REIT	4,003	84,944
Gladstone Land Corp. REIT (b)	1,902	21,930
Global Medical REIT, Inc.	2,122	22,281
Global Net Lease, Inc. REIT	10,062	197,416
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	10,099	284,590
HCP, Inc. REIT	53,484	1,710,418
Healthcare Realty Trust, Inc. REIT	16,531	517,751
Healthcare Trust of America, Inc. Class A REIT	27,234	747,029
Hersha Hospitality Trust REIT	7,078	117,070
Highwoods Properties, Inc. REIT	14,149	584,354
Hospitality Properties Trust REIT	12,732	318,300
Host Hotels & Resorts, Inc. REIT	95,406	1,738,297
Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	20,764	$ 690,818
Independence Realty Trust, Inc. REIT	10,180	117,783
Industrial Logistics Properties Trust REIT	5,332	111,012
Innovative Industrial Properties, Inc. REIT (b)	1,312	162,111
Investors Real Estate Trust REIT	3,608	211,681
Invitation Homes, Inc. REIT	39,627	1,059,230
Iron Mountain, Inc. REIT (b)	33,446	1,046,860
iStar, Inc. REIT (b)	10,215	126,870
JBG SMITH Properties REIT	9,617	378,333
Jernigan Capital, Inc. REIT	1,962	40,221
Kilroy Realty Corp. REIT	12,404	915,539
Kimco Realty Corp. REIT	54,056	998,955
Lamar Advertising Co. Class A REIT	10,310	832,120
Lexington Realty Trust REIT	8,188	77,049
Liberty Property Trust REIT	18,808	941,152
Life Storage, Inc. REIT	6,136	583,411
LTC Properties, Inc. REIT	5,942	271,312
Macerich Co. REIT (b)	18,797	629,512
Mack-Cali Realty Corp. REIT	12,156	283,113
Medical Properties Trust, Inc. REIT	45,158	787,556
MGM Growth Properties LLC Class A	8,288	254,027
Mid-America Apartment Communities, Inc. REIT	15,465	1,821,158
Monmouth Real Estate Investment Corp. REIT	12,277	166,353
National Health Investors, Inc. REIT	5,944	463,810
National Retail Properties, Inc. REIT	20,738	1,099,321
National Storage Affiliates Trust REIT	7,630	220,812
New Senior Investment Group, Inc. REIT	25,040	168,269
NexPoint Residential Trust, Inc. REIT	2,092	86,609
NorthStar Realty Europe Corp. REIT	6,188	101,669
Office Properties Income Trust REIT	8,318	218,514
Omega Healthcare Investors, Inc. REIT	27,653	1,016,248
One Liberty Properties, Inc. REIT	6,404	185,460
Outfront Media, Inc. REIT	20,531	529,495
Paramount Group, Inc. REIT	27,399	383,860
Park Hotels & Resorts, Inc. REIT	25,054	690,488
Pebblebrook Hotel Trust REIT	17,479	492,558
Pennsylvania Real Estate Investment Trust (b)	9,256	60,164
Physicians Realty Trust REIT	24,772	432,024
Piedmont Office Realty Trust, Inc. Class A REIT	20,735	413,249

36

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
PotlatchDeltic Corp. REIT (b)	8,509	$ 331,681
Preferred Apartment Communities, Inc. Class A REIT (b)	3,994	59,710
Prologis, Inc. REIT	82,171	6,581,897
PS Business Parks, Inc. REIT	2,132	359,306
Public Storage REIT	17,710	4,217,991
QTS Realty Trust, Inc. Class A REIT	6,054	279,574
Rayonier, Inc. REIT	16,316	494,375
Realty Income Corp. REIT	35,598	2,455,194
Regency Centers Corp. REIT	20,612	1,375,645
Retail Opportunity Investments Corp. REIT	14,509	248,539
Retail Properties of America, Inc. Class A REIT	30,093	353,894
Retail Value, Inc. REIT	1,886	65,633
Rexford Industrial Realty, Inc. REIT	8,304	335,232
RLJ Lodging Trust REIT	23,064	409,155
RPT Realty REIT (b)	12,474	151,060
Ryman Hospitality Properties, Inc. REIT	6,132	497,244
Sabra Health Care REIT, Inc.	24,819	488,686
Saul Centers, Inc. REIT	2,130	119,557
SBA Communications Corp. REIT (a)	14,519	3,264,452
Senior Housing Properties Trust REIT	33,545	277,417
Seritage Growth Properties Class A REIT (b)	3,995	171,625
Simon Property Group, Inc. REIT	37,373	5,970,711
SITE Centers Corp. REIT	19,470	257,783
SL Green Realty Corp. REIT	12,151	976,576
Spirit Realty Capital, Inc. REIT (b)	11,738	500,743
STAG Industrial, Inc. REIT	12,202	368,989
STORE Capital Corp. REIT	25,434	844,154
Summit Hotel Properties, Inc. REIT	18,586	213,181
Sun Communities, Inc. REIT	10,076	1,291,642
Sunstone Hotel Investors, Inc. REIT	30,486	417,963
Tanger Factory Outlet Centers, Inc. REIT (b)	12,129	196,611
Taubman Centers, Inc. REIT	8,297	338,767
Terreno Realty Corp. REIT	8,059	395,213
UDR, Inc. REIT	35,624	1,599,161
UMH Properties, Inc. REIT	4,034	50,062
Uniti Group, Inc. REIT (b)	20,882	198,379
Universal Health Realty Income Trust REIT	3,899	331,142
Urban Edge Properties REIT	14,381	249,223
Urstadt Biddle Properties, Inc. Class A REIT	7,944	166,824
Ventas, Inc. REIT	43,402	2,966,527
VEREIT, Inc.	131,366	1,183,608
VICI Properties, Inc. REIT (b)	37,925	835,867
Vornado Realty Trust REIT	22,463	1,439,878
Security Description	Shares	Value
Washington Prime Group, Inc. REIT (b)	22,554	$ 86,156
Washington Real Estate Investment Trust	10,180	272,111
Weingarten Realty Investors REIT	16,477	451,799
Welltower, Inc. REIT	48,644	3,965,945
Weyerhaeuser Co. REIT	98,635	2,598,046
Whitestone REIT (b)	12,211	154,958
WP Carey, Inc. REIT (b)	17,109	1,388,909
Xenia Hotels & Resorts, Inc. REIT	14,085	293,672
		141,953,161
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc.	42	1,144
BJ's Wholesale Club Holdings, Inc. (a)	7,248	191,347
Casey's General Stores, Inc.	4,206	656,094
Chefs' Warehouse, Inc. (a)	2,140	75,050
Costco Wholesale Corp.	55,162	14,577,110
Ingles Markets, Inc. Class A	7,594	236,401
Kroger Co.	103,019	2,236,542
Natural Grocers by Vitamin Cottage, Inc. (a)	22	221
Performance Food Group Co. (a)	12,020	481,161
PriceSmart, Inc.	2,175	111,186
SpartanNash Co.	42	490
Sprouts Farmers Market, Inc. (a)	18,746	354,112
Sysco Corp.	66,580	4,708,538
United Natural Foods, Inc. (a)	6,253	56,089
US Foods Holding Corp. (a)	27,786	993,627
Village Super Market, Inc. Class A	52	1,379
Weis Markets, Inc.	1,980	72,092
Walmart, Inc.	179,498	19,832,734
Walgreens Boots Alliance, Inc.	103,670	5,667,639
		50,252,956
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	67,898	2,770,238
B&G Foods, Inc. (b)	10,320	214,656
Bunge, Ltd.	18,767	1,045,510
Calavo Growers, Inc. (b)	2,110	204,121
Cal-Maine Foods, Inc. (b)	4,002	166,963
Campbell Soup Co.	23,345	935,434
Conagra Brands, Inc.	58,210	1,543,729
Darling Ingredients, Inc. (a)	20,879	415,283
Dean Foods Co. (b)	105	97
Farmer Brothers Co. (a)	1,902	31,136
Flowers Foods, Inc.	24,807	577,259
Fresh Del Monte Produce, Inc.	4,054	109,255
Freshpet, Inc. (a)	2,172	98,848
General Mills, Inc.	72,115	3,787,480
Hain Celestial Group, Inc. (a) (b)	14,745	322,916
Hershey Co.	17,889	2,397,663
Hormel Foods Corp. (b)	33,370	1,352,820
Hostess Brands, Inc. (a)	14,213	205,236
Ingredion, Inc.	8,312	685,657
J&J Snack Foods Corp.	2,312	372,116

37

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
J.M. Smucker Co.	14,740	$ 1,697,901
John B Sanfilippo & Son, Inc.	180	14,344
Kellogg Co.	43,332	2,321,295
Kraft Heinz Co.	114,424	3,551,721
Lamb Weston Holdings, Inc.	18,293	1,159,045
Lancaster Colony Corp.	1,899	282,191
Landec Corp. (a)	3,935	36,871
Limoneira Co. (b)	1,931	38,504
McCormick & Co., Inc.	1,596	247,396
Mondelez International, Inc. Class A	183,943	9,914,528
Post Holdings, Inc. (a)	8,285	861,391
Sanderson Farms, Inc.	2,183	298,111
Seneca Foods Corp. Class A (a)	162	4,509
Simply Good Foods Co. (a)	5,436	130,899
Tootsie Roll Industries, Inc. (b)	2,037	75,226
TreeHouse Foods, Inc. (a)	7,423	401,584
Tyson Foods, Inc. Class A	34,392	2,776,810
		41,048,743
GAS UTILITIES — 0.2%
Atmos Energy Corp.	14,108	1,489,240
Chesapeake Utilities Corp.	2,039	193,746
National Fuel Gas Co.	10,206	538,366
New Jersey Resources Corp.	10,325	513,875
Northwest Natural Holding Co.	4,010	278,695
ONE Gas, Inc.	6,205	560,311
RGC Resources, Inc.	130	3,968
South Jersey Industries, Inc. (b)	10,271	346,441
Southwest Gas Holdings, Inc.	6,087	545,517
Spire, Inc.	6,056	508,220
UGI Corp.	22,944	1,225,439
		6,203,818
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	223,221	18,772,886
ABIOMED, Inc. (a)	5,546	1,444,678
Accuray, Inc. (a)	10,025	38,797
Align Technology, Inc. (a)	9,139	2,501,344
AngioDynamics, Inc. (a)	4,165	82,009
Antares Pharma, Inc. (a)	31,127	102,408
AtriCure, Inc. (a)	4,108	122,583
Atrion Corp.	40	34,110
Avanos Medical, Inc. (a)	6,141	267,809
AxoGen, Inc. (a)	3,894	77,101
Baxter International, Inc.	66,290	5,429,151
Becton Dickinson and Co.	34,466	8,685,777
BioLife Solutions, Inc. (a) (b)	2,080	35,256
Boston Scientific Corp. (a)	179,051	7,695,612
Cantel Medical Corp.	5,513	444,568
Cardiovascular Systems, Inc. (a)	4,148	178,074
Cerus Corp. (a)	14,079	79,124
CONMED Corp.	4,002	342,451
Cooper Cos., Inc.	6,181	2,082,317
Corindus Vascular Robotics, Inc. (a) (b)	16,807	50,085
Security Description	Shares	Value
CryoLife, Inc. (a)	4,074	$ 121,935
CryoPort, Inc. (a) (b)	4,064	74,452
Cutera, Inc. (a)	1,982	41,186
CytoSorbents Corp. (a) (b)	3,904	25,805
Danaher Corp.	81,310	11,620,825
DENTSPLY SIRONA, Inc.	30,403	1,774,319
DexCom, Inc. (a)	11,496	1,722,561
Edwards Lifesciences Corp. (a)	26,835	4,957,498
FONAR Corp. (a)	130	2,796
GenMark Diagnostics, Inc. (a)	8,119	52,692
Glaukos Corp. (a)	4,466	336,736
Globus Medical, Inc. Class A (a)	8,252	349,060
Haemonetics Corp. (a)	6,193	745,266
Heska Corp. (a)	140	11,924
Hill-Rom Holdings, Inc.	8,311	869,497
Hologic, Inc. (a)	37,598	1,805,456
ICU Medical, Inc. (a)	2,033	512,133
IDEXX Laboratories, Inc. (a)	10,935	3,010,734
Inogen, Inc. (a) (b)	2,179	145,470
Insulet Corp. (a) (b)	7,944	948,355
Integer Holdings Corp. (a)	4,004	336,016
Integra LifeSciences Holdings Corp. (a)	8,267	461,712
IntriCon Corp. (a) (b)	538	12,568
Intuitive Surgical, Inc. (a)	14,656	7,687,805
Invacare Corp. (b)	4,137	21,471
iRadimed Corp. (a) (b)	80	1,636
iRhythm Technologies, Inc. (a) (b)	2,052	162,272
Lantheus Holdings, Inc. (a)	4,074	115,294
LeMaitre Vascular, Inc.	1,992	55,736
Masimo Corp. (a)	6,132	912,564
Meridian Bioscience, Inc.	169	2,008
Merit Medical Systems, Inc. (a)	6,233	371,237
Mesa Laboratories, Inc.	70	17,104
Natus Medical, Inc. (a)	4,052	104,096
Neogen Corp. (a)	6,396	397,256
Nevro Corp. (a)	4,031	261,330
NuVasive, Inc. (a)	6,160	360,606
Nuvectra Corp. (a)	10,086	33,788
OraSure Technologies, Inc. (a)	4,134	38,364
Penumbra, Inc. (a) (b)	3,995	639,200
Quidel Corp. (a)	4,003	237,458
ResMed, Inc.	18,731	2,285,744
Rockwell Medical, Inc. (a)	63	190
RTI Surgical Holdings, Inc. (a)	7,954	33,804
SeaSpine Holdings Corp. (a)	1,882	24,937
Senseonics Holdings, Inc. (a) (b)	6,226	12,701
Sientra, Inc. (a) (b)	2,012	12,394
STAAR Surgical Co. (a)	4,246	124,747
Stryker Corp.	44,178	9,082,113
Surmodics, Inc. (a)	1,970	85,045
Tactile Systems Technology, Inc. (a)	1,912	108,831
Tandem Diabetes Care, Inc. (a)	6,943	447,962
Teleflex, Inc.	5,948	1,969,680
TransEnterix, Inc. (a) (b)	29,798	40,525

38

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Utah Medical Products, Inc.	299	$ 28,614
Varex Imaging Corp. (a)	4,219	129,312
Varian Medical Systems, Inc. (a)	12,307	1,675,352
ViewRay, Inc. (a) (b)	4,024	35,451
West Pharmaceutical Services, Inc.	9,994	1,250,749
Zimmer Biomet Holdings, Inc.	26,749	3,149,427
		110,321,939
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a) (b)	11,715	409,439
Addus HomeCare Corp. (a)	1,932	144,803
Amedisys, Inc. (a)	4,232	513,807
American Renal Associates Holdings, Inc. (a)	4,114	30,608
AmerisourceBergen Corp.	19,827	1,690,450
AMN Healthcare Services, Inc. (a)	6,217	337,272
Anthem, Inc.	32,400	9,143,604
Apollo Medical Holdings, Inc. (a) (b)	4,424	73,925
BioScrip, Inc. (a)	42	109
BioTelemetry, Inc. (a)	4,144	199,534
Brookdale Senior Living, Inc. (a)	21,221	153,003
Capital Senior Living Corp. (a)	3,993	20,085
Cardinal Health, Inc.	40,636	1,913,956
Centene Corp. (a)	49,234	2,581,831
Chemed Corp.	2,055	741,526
Cigna Corp.	46,090	7,261,479
Community Health Systems, Inc. (a) (b)	126	336
CorVel Corp. (a)	3,693	321,328
Cross Country Healthcare, Inc. (a)	4,144	38,871
CVS Health Corp.	159,205	8,675,080
DaVita, Inc. (a)	19,950	1,122,387
Diplomat Pharmacy, Inc. (a)	94	572
Encompass Health Corp.	12,764	808,727
Ensign Group, Inc.	6,094	346,870
Enzo Biochem, Inc. (a)	6,006	20,240
Guardant Health, Inc. (a) (b)	3,824	330,126
HCA Healthcare, Inc.	34,692	4,689,318
HealthEquity, Inc. (a)	8,099	529,675
Henry Schein, Inc. (a)	18,221	1,273,648
Humana, Inc.	17,433	4,624,975
Laboratory Corp. of America Holdings (a)	13,700	2,368,730
LHC Group, Inc. (a)	2,139	255,782
Magellan Health, Inc. (a)	3,952	293,357
McKesson Corp.	26,002	3,494,409
MEDNAX, Inc. (a)	12,405	312,978
Molina Healthcare, Inc. (a)	6,918	990,242
National HealthCare Corp.	1,860	150,939
Owens & Minor, Inc. (b)	84	269
Patterson Cos., Inc. (b)	16,924	387,560
PetIQ, Inc. (a) (b)	2,712	89,388
Premier, Inc. Class A (a)	7,642	298,879
Providence Service Corp. (a)	1,884	108,029
Psychemedics Corp.	120	1,211
Security Description	Shares	Value
Quest Diagnostics, Inc.	17,636	$ 1,795,521
R1 RCM, Inc. (a)	10,230	128,693
RadNet, Inc. (a)	4,224	58,249
Select Medical Holdings Corp. (a)	16,796	266,552
Surgery Partners, Inc. (a)	6,126	49,866
Tenet Healthcare Corp. (a)	12,591	260,130
Tivity Health, Inc. (a) (b)	6,927	113,880
Triple-S Management Corp. Class B (a)	2,213	52,780
UnitedHealth Group, Inc.	120,190	29,327,562
Universal Health Services, Inc. Class B	194	25,296
US Physical Therapy, Inc.	1,910	234,109
WellCare Health Plans, Inc. (a)	6,027	1,718,117
		90,780,112
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	24,794	288,354
Castlight Health, Inc. Class B (a)	8,268	26,706
Cerner Corp.	37,109	2,720,090
Computer Programs & Systems, Inc.	28	778
Evolent Health, Inc. Class A (a) (b)	9,144	72,695
HealthStream, Inc. (a)	3,948	102,095
HMS Holdings Corp. (a)	10,065	326,005
HTG Molecular Diagnostics, Inc. (a) (b)	9,162	15,209
Inovalon Holdings, Inc. Class A (a) (b)	12,454	180,707
Inspire Medical Systems, Inc. (a)	1,912	115,963
Medidata Solutions, Inc. (a)	8,031	726,886
NextGen Healthcare, Inc. (a)	6,191	123,201
Omnicell, Inc. (a)	4,140	356,164
Simulations Plus, Inc.	1,912	54,607
Tabula Rasa HealthCare, Inc. (a) (b)	1,872	93,469
Teladoc Health, Inc. (a) (b)	8,773	582,615
Veeva Systems, Inc. Class A (a)	16,086	2,607,701
Vocera Communications, Inc. (a)	3,978	126,978
		8,520,223
HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	28,288	1,020,065
BBX Capital Corp.	6,216	30,521
Biglari Holdings, Inc. Class B (a)	49	5,089
BJ's Restaurants, Inc.	90	3,955
Bloomin' Brands, Inc.	5,983	113,139
Boyd Gaming Corp. (b)	10,175	274,114
Brinker International, Inc. (b)	6,278	247,039
Caesars Entertainment Corp. (a) (b)	68,253	806,750
Carrols Restaurant Group, Inc. (a)	4,084	36,879
Century Casinos, Inc. (a)	2,172	21,068
Cheesecake Factory, Inc. (b)	6,154	269,053
Chipotle Mexican Grill, Inc. (a)	3,588	2,629,573
Choice Hotels International, Inc. (b)	4,142	360,395

39

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Churchill Downs, Inc. (b)	5,577	$ 641,745
Chuy's Holdings, Inc. (a)	81	1,857
Cracker Barrel Old Country Store, Inc. (b)	2,213	377,825
Darden Restaurants, Inc.	16,298	1,983,956
Dave & Buster's Entertainment, Inc. (b)	5,439	220,116
Del Frisco's Restaurant Group, Inc. (a) (b)	2,181	17,361
Del Taco Restaurants, Inc. (a) (b)	4,234	54,280
Denny's Corp. (a)	12,037	247,120
Dine Brands Global, Inc. (b)	1,595	152,275
Domino's Pizza, Inc.	5,471	1,522,470
Drive Shack, Inc. (a)	7,978	37,417
Dunkin' Brands Group, Inc.	10,910	869,091
El Pollo Loco Holdings, Inc. (a)	2,202	23,473
Eldorado Resorts, Inc. (a) (b)	6,246	287,753
Everi Holdings, Inc. (a)	8,138	97,086
Fiesta Restaurant Group, Inc. (a)	21	276
Habit Restaurants, Inc. Class A (a)	2,162	22,679
Hilton Grand Vacations, Inc. (a)	12,100	385,022
Hilton Worldwide Holdings, Inc.	34,361	3,358,444
Hyatt Hotels Corp. Class A	5,985	455,638
International Speedway Corp. Class A	1,731	77,705
J Alexander's Holdings, Inc. (a)	1,982	22,258
Jack in the Box, Inc.	4,191	341,105
Las Vegas Sands Corp.	44,470	2,627,732
Lindblad Expeditions Holdings, Inc. (a)	2,192	39,346
Marriott International, Inc. Class A	36,300	5,092,527
Marriott Vacations Worldwide Corp.	4,040	389,456
McDonald's Corp.	95,513	19,834,230
MGM Resorts International	64,930	1,855,050
Monarch Casino & Resort, Inc. (a)	1,892	80,864
Nathan's Famous, Inc.	60	4,687
Noodles & Co. (a) (b)	3,964	31,236
Norwegian Cruise Line Holdings, Ltd. (a)	22,821	1,223,890
Papa John's International, Inc. (b)	4,012	179,417
Penn National Gaming, Inc. (a)	13,074	251,805
Planet Fitness, Inc. Class A (a)	12,106	876,959
Playa Hotels & Resorts NV (a)	10,150	78,256
Potbelly Corp. (a)	3,894	19,820
RCI Hospitality Holdings, Inc.	180	3,152
Red Lion Hotels Corp. (a)	2,032	14,448
Red Robin Gourmet Burgers, Inc. (a)	46	1,406
Red Rock Resorts, Inc. Class A	8,258	177,382
Royal Caribbean Cruises, Ltd.	22,720	2,753,891
Ruth's Hospitality Group, Inc.	4,086	92,793
Scientific Games Corp. Class A (a) (b)	7,941	157,391
SeaWorld Entertainment, Inc. (a)	6,420	199,020
Shake Shack, Inc. Class A (a)	2,132	153,930
Six Flags Entertainment Corp.	10,139	503,706
Security Description	Shares	Value
Speedway Motorsports, Inc.	1,941	$ 36,006
Starbucks Corp.	154,482	12,950,226
Texas Roadhouse, Inc.	8,179	438,967
Town Sports International Holdings, Inc. (a)	3,904	8,472
Vail Resorts, Inc.	5,640	1,258,735
Wendy's Co.	31,470	616,183
Wingstop, Inc.	3,984	377,484
Wyndham Destinations, Inc.	12,928	567,539
Wyndham Hotels & Resorts, Inc.	12,928	720,607
Wynn Resorts, Ltd.	10,926	1,354,715
Yum China Holdings, Inc.	44,186	2,041,393
Yum! Brands, Inc.	40,158	4,444,286
		78,471,599
HOUSEHOLD DURABLES — 0.4%
Bassett Furniture Industries, Inc.	1,882	28,700
Beazer Homes USA, Inc. (a)	4,035	38,776
Cavco Industries, Inc. (a)	1,551	244,344
Century Communities, Inc. (a)	2,082	55,340
D.R. Horton, Inc.	44,118	1,902,809
Ethan Allen Interiors, Inc.	3,974	83,692
Flexsteel Industries, Inc.	180	3,071
GoPro, Inc. Class A (a) (b)	105	573
Helen of Troy, Ltd. (a)	4,048	528,628
Hooker Furniture Corp.	1,922	39,632
Installed Building Products, Inc. (a)	2,204	130,521
iRobot Corp. (a) (b)	3,302	302,595
KB Home	8,279	213,019
La-Z-Boy, Inc.	6,170	189,172
Leggett & Platt, Inc.	16,844	646,304
Lennar Corp. Class A	33,231	1,610,374
Lennar Corp. Class B	360	13,864
LGI Homes, Inc. (a) (b)	1,992	142,289
Lifetime Brands, Inc.	1,932	18,277
M/I Homes, Inc. (a)	2,203	62,874
MDC Holdings, Inc.	6,333	207,596
Meritage Homes Corp. (a)	4,159	213,523
Mohawk Industries, Inc. (a)	8,039	1,185,511
Newell Brands, Inc. (b)	58,431	901,006
NVR, Inc. (a)	409	1,378,432
PulteGroup, Inc.	34,726	1,098,036
Roku, Inc. (a) (b)	9,517	862,050
Skyline Champion Corp. (a)	7,308	200,093
Taylor Morrison Home Corp. Class A (a)	8,352	175,058
Tempur Sealy International, Inc. (a)	6,267	459,810
Toll Brothers, Inc.	18,797	688,346
TopBuild Corp. (a)	4,170	345,109
TRI Pointe Group, Inc. (a) (b)	16,335	195,530
Tupperware Brands Corp.	6,200	117,986
Universal Electronics, Inc. (a)	31	1,272
VOXX International Corp. (a)	3,924	16,324
Whirlpool Corp.	8,092	1,151,977
William Lyon Homes Class A (a) (b)	3,942	71,863

40

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
ZAGG, Inc. (a) (b)	3,954	$ 27,520
		15,551,896
HOUSEHOLD PRODUCTS — 1.6%
Central Garden & Pet Co. (a) (b)	1,912	51,528
Church & Dwight Co., Inc.	32,663	2,386,359
Clorox Co.	15,965	2,444,401
Colgate-Palmolive Co.	109,928	7,878,540
Energizer Holdings, Inc. (b)	8,305	320,905
Kimberly-Clark Corp.	43,167	5,753,298
Oil-Dri Corp. of America	120	4,085
Procter & Gamble Co.	318,138	34,883,831
Spectrum Brands Holdings, Inc. (b)	7,914	425,536
WD-40 Co. (b)	1,993	316,967
		54,465,450
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	77,625	1,300,995
Clearway Energy, Inc. Class A	8,299	134,278
Clearway Energy, Inc. Class C (b)	7,826	131,946
NRG Energy, Inc.	37,247	1,308,115
Ormat Technologies, Inc.	4,140	262,435
Pattern Energy Group, Inc. Class A (b)	9,002	207,856
TerraForm Power, Inc. Class A	24,046	343,858
Vistra Energy Corp.	49,732	1,125,932
		4,815,415
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	73,487	12,738,237
Carlisle Cos., Inc.	8,067	1,132,687
General Electric Co.	1,087,350	11,417,175
Honeywell International, Inc.	92,003	16,062,804
Raven Industries, Inc.	4,146	148,758
Roper Technologies, Inc.	13,375	4,898,728
		46,398,389
INSURANCE — 2.2%
Aflac, Inc.	92,898	5,091,739
Alleghany Corp. (a)	1,965	1,338,381
Allstate Corp.	38,922	3,957,978
Ambac Financial Group, Inc. (a)	10,941	184,356
American Equity Investment Life Holding Co.	10,239	278,091
American Financial Group, Inc.	8,312	851,731
American International Group, Inc.	109,056	5,810,504
American National Insurance Co.	690	80,364
AMERISAFE, Inc.	2,095	133,598
Arthur J Gallagher & Co.	22,840	2,000,556
Assurant, Inc.	6,500	691,470
Brighthouse Financial, Inc. (a)	15,520	569,429
Brown & Brown, Inc.	28,908	968,418
Cincinnati Financial Corp.	20,713	2,147,317
Citizens, Inc. (a) (b)	5,957	43,486
CNA Financial Corp.	30,668	1,443,543
CNO Financial Group, Inc.	24,709	412,146
Crawford & Co. Class B	1,902	17,708
Security Description	Shares	Value
eHealth, Inc. (a)	2,124	$ 182,876
EMC Insurance Group, Inc.	1,862	67,088
Employers Holdings, Inc.	4,078	172,377
FBL Financial Group, Inc. Class A	1,884	120,199
FedNat Holding Co.	1,922	27,427
Fidelity National Financial, Inc.	37,287	1,502,666
First American Financial Corp.	12,464	669,317
Genworth Financial, Inc. Class A (a)	53,674	199,131
Hallmark Financial Services, Inc. (a)	2,082	29,627
Hanover Insurance Group, Inc.	5,981	767,362
Hartford Financial Services Group, Inc.	40,975	2,283,127
HCI Group, Inc. (b)	108	4,371
Health Insurance Innovations, Inc. Class A (a) (b)	180	4,666
Heritage Insurance Holdings, Inc.	2,132	32,854
Horace Mann Educators Corp.	4,206	169,460
Independence Holding Co.	110	4,259
Kemper Corp.	8,129	701,451
Kingstone Cos., Inc. (b)	1,862	16,106
Kinsale Capital Group, Inc.	2,062	188,632
Lincoln National Corp.	26,672	1,719,010
Loews Corp.	36,329	1,986,106
Markel Corp. (a)	1,763	1,920,965
Marsh & McLennan Cos., Inc.	63,821	6,366,145
MBIA, Inc. (a)	12,073	112,400
Mercury General Corp.	3,994	249,625
MetLife, Inc.	103,717	5,151,623
National General Holdings Corp.	7,999	183,497
National Western Life Group, Inc. Class A	96	24,672
Old Republic International Corp.	33,594	751,834
Primerica, Inc.	6,261	751,007
Principal Financial Group, Inc.	37,435	2,168,235
ProAssurance Corp.	7,971	287,833
Progressive Corp.	73,986	5,913,701
Protective Insurance Corp. Class B	158	2,744
Prudential Financial, Inc.	49,224	4,971,624
Reinsurance Group of America, Inc.	8,214	1,281,630
RLI Corp.	5,973	511,946
Safety Insurance Group, Inc.	1,983	188,643
Selective Insurance Group, Inc.	6,280	470,309
State Auto Financial Corp.	1,970	68,950
Stewart Information Services Corp.	2,206	89,321
Torchmark Corp.	14,406	1,288,761
Travelers Cos., Inc.	33,419	4,996,809
Trupanion, Inc. (a) (b)	2,112	76,307
United Fire Group, Inc.	2,151	104,237
United Insurance Holdings Corp.	2,202	31,400
Universal Insurance Holdings, Inc.	4,043	112,800
Unum Group	29,760	998,448
White Mountains Insurance Group, Ltd.	64	65,373

41

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
WR Berkley Corp.	18,170	$ 1,197,948
		77,207,714
INTERACTIVE MEDIA & SERVICES — 3.0%
Actua Corp. (a) (c)	1,285	2,107
Alphabet, Inc. Class A (a)	37,907	41,045,700
ANGI Homeservices, Inc. Class A (a) (b)	6,136	79,829
Care.com, Inc. (a)	2,132	23,409
Cargurus, Inc. (a) (b)	6,374	230,165
Cars.com, Inc. (a) (b)	8,260	162,887
Facebook, Inc. Class A (a)	297,167	57,353,231
IAC/InterActiveCorp (a)	9,552	2,077,847
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,677	132,395
Match Group, Inc. (b)	5,576	375,097
Meet Group, Inc. (a) (b)	11,977	41,680
QuinStreet, Inc. (a)	5,509	87,318
TripAdvisor, Inc. (a)	11,537	534,048
TrueCar, Inc. (a)	84	459
Twitter, Inc. (a)	91,462	3,192,024
Yelp, Inc. (a)	6,046	206,652
Zillow Group, Inc. Class A (a)	6,183	282,934
		105,827,782
INTERNET & DIRECT MARKETING RETAIL — 3.5%
1-800-Flowers.com, Inc. Class A (a)	3,914	73,896
Amazon.com, Inc. (a)	52,122	98,699,783
Booking Holdings, Inc. (a)	5,758	10,794,580
Duluth Holdings, Inc. Class B (a) (b)	2,062	28,023
eBay, Inc.	113,001	4,463,539
Etsy, Inc. (a)	15,408	945,589
Expedia Group, Inc.	15,588	2,073,672
Groupon, Inc. (a)	64,332	230,309
GrubHub, Inc. (a) (b)	11,996	935,568
Lands' End, Inc. (a)	21	257
Liberty Expedia Holdings, Inc. Class A (a)	5,868	280,432
Liquidity Services, Inc. (a)	21	128
MercadoLibre, Inc. (a)	5,195	3,178,145
Overstock.com, Inc. (a) (b)	1,911	25,990
PetMed Express, Inc. (b)	2,126	33,314
Quotient Technology, Inc. (a) (b)	8,214	88,218
Qurate Retail, Inc. (a)	39,737	492,341
Rubicon Project, Inc. (a)	7,889	50,174
Shutterfly, Inc. (a)	4,216	213,119
Shutterstock, Inc.	119	4,664
Stamps.com, Inc. (a)	1,883	85,243
Stitch Fix, Inc. Class A (a) (b)	6,393	204,512
Wayfair, Inc. Class A (a) (b)	7,651	1,117,046
		124,018,542
IT SERVICES — 5.2%
Akamai Technologies, Inc. (a)	20,841	1,670,198
Alliance Data Systems Corp.	6,231	873,150
Security Description	Shares	Value
Amdocs, Ltd.	19,485	$ 1,209,824
Automatic Data Processing, Inc.	54,629	9,031,813
Black Knight, Inc. (a)	16,235	976,535
Booz Allen Hamilton Holding Corp.	18,908	1,251,899
Brightcove, Inc. (a)	4,075	42,095
Broadridge Financial Solutions, Inc.	14,367	1,834,379
CACI International, Inc. Class A (a)	3,583	733,046
Carbonite, Inc. (a)	2,152	56,038
Cardtronics PLC Class A (a)	6,099	166,625
Cass Information Systems, Inc.	2,187	106,026
Cognizant Technology Solutions Corp. Class A	74,219	4,704,742
Conduent, Inc. (a)	29,668	284,516
CoreLogic, Inc. (a)	8,286	346,603
CSG Systems International, Inc.	4,098	200,105
DXC Technology Co.	34,635	1,910,120
Endurance International Group Holdings, Inc. (a)	1,905	9,144
EPAM Systems, Inc. (a)	6,144	1,063,526
Euronet Worldwide, Inc. (a)	6,173	1,038,546
EVERTEC, Inc.	3,408	111,442
ExlService Holdings, Inc. (a)	4,088	270,339
Fidelity National Information Services, Inc.	41,966	5,148,389
First Data Corp. Class A (a)	68,571	1,856,217
Fiserv, Inc. (a) (b)	50,772	4,628,376
FleetCor Technologies, Inc. (a)	11,038	3,100,022
Gartner, Inc. (a)	11,832	1,904,242
Global Payments, Inc.	18,857	3,019,571
GoDaddy, Inc. Class A (a)	22,588	1,584,548
GreenSky, Inc. Class A (a) (b)	5,536	68,037
GTT Communications, Inc. (a) (b)	3,974	69,942
Hackett Group, Inc.	2,202	36,972
Helios & Matheson Analytics, Inc. (a)	1	—
Information Services Group, Inc. (a)	3,924	12,400
Internap Corp. (a) (b)	2,109	6,348
International Business Machines Corp.	113,409	15,639,101
Jack Henry & Associates, Inc.	10,194	1,365,180
KBR, Inc.	18,313	456,726
Leidos Holdings, Inc.	18,897	1,508,925
Limelight Networks, Inc. (a)	15,768	42,574
LiveRamp Holdings, Inc. (a)	6,236	302,321
ManTech International Corp. Class A	3,944	259,712
Mastercard, Inc. Class A	114,558	30,304,028
MAXIMUS, Inc.	8,148	591,056
MoneyGram International, Inc. (a) (b)	45	111
MongoDB, Inc. (a) (b)	4,062	617,790
Net 1 UEPS Technologies, Inc. (a)	16,808	67,232
NIC, Inc.	8,217	131,801

42

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Okta, Inc. (a)	13,063	$ 1,613,411
Paychex, Inc.	42,015	3,457,414
PayPal Holdings, Inc. (a)	141,861	16,237,410
Perficient, Inc. (a)	4,147	142,325
Perspecta, Inc.	18,629	436,105
PFSweb, Inc. (a)	2,012	8,149
PRGX Global, Inc. (a)	2,102	14,125
Sabre Corp.	26,814	595,271
Science Applications International Corp.	6,349	549,569
Square, Inc. Class A (a)	40,138	2,911,209
StarTek, Inc. (a)	1,952	15,948
Sykes Enterprises, Inc. (a)	5,948	163,332
Total System Services, Inc.	23,359	2,996,259
TTEC Holdings, Inc.	2,036	94,857
Twilio, Inc. Class A (a) (b)	11,881	1,619,974
Unisys Corp. (a)	140	1,361
USA Technologies, Inc. (a) (b)	6,056	44,996
VeriSign, Inc. (a)	15,255	3,190,736
Virtusa Corp. (a)	3,941	175,099
Visa, Inc. Class A	222,272	38,575,306
Western Union Co. (b)	62,162	1,236,402
WEX, Inc. (a)	5,757	1,198,032
Worldpay, Inc. Class A (a)	36,134	4,428,222
		180,317,844
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	2,152	56,512
American Outdoor Brands Corp. (a)	1,991	17,939
Brunswick Corp.	12,438	570,780
Callaway Golf Co.	12,166	208,769
Clarus Corp.	2,162	31,219
Escalade, Inc.	1,892	21,701
Hasbro, Inc.	15,415	1,629,057
Johnson Outdoors, Inc. Class A	180	13,423
Malibu Boats, Inc. Class A (a)	2,112	82,051
MasterCraft Boat Holdings, Inc. (a)	2,032	39,807
Mattel, Inc. (a) (b)	50,109	561,722
Nautilus, Inc. (a)	173	382
Polaris Industries, Inc.	8,067	735,952
Sturm Ruger & Co., Inc. (b)	2,065	112,501
Vista Outdoor, Inc. (a)	84	746
		4,082,561
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Accelerate Diagnostics, Inc. (a) (b)	4,224	96,645
Agilent Technologies, Inc.	41,122	3,070,580
Bio-Rad Laboratories, Inc. Class A (a)	215	67,207
Bio-Techne Corp.	4,191	873,782
Bruker Corp.	12,443	621,528
Cambrex Corp. (a)	4,182	195,759
Charles River Laboratories International, Inc. (a)	6,219	882,476
Security Description	Shares	Value
ChromaDex Corp. (a) (b)	3,944	$ 18,340
Codexis, Inc. (a) (b)	4,144	76,374
Fluidigm Corp. (a)	7,009	86,351
Harvard Bioscience, Inc. (a)	4,064	8,128
Illumina, Inc. (a)	18,695	6,882,564
IQVIA Holdings, Inc. (a)	21,683	3,488,795
Luminex Corp.	5,964	123,097
Medpace Holdings, Inc. (a)	1,512	98,915
Mettler-Toledo International, Inc. (a)	3,174	2,666,160
NanoString Technologies, Inc. (a)	4,114	124,860
NeoGenomics, Inc. (a)	10,030	220,058
Pacific Biosciences of California, Inc. (a) (b)	16,258	98,361
PerkinElmer, Inc.	14,128	1,361,092
PRA Health Sciences, Inc. (a)	6,069	601,741
Syneos Health, Inc. (a) (b)	8,139	415,821
Thermo Fisher Scientific, Inc.	51,072	14,998,825
Waters Corp. (a)	8,818	1,897,986
		38,975,445
MACHINERY — 1.9%
Actuant Corp. Class A	8,232	204,236
AGCO Corp.	8,645	670,593
Alamo Group, Inc.	1,924	192,265
Albany International Corp. Class A	4,022	333,464
Allison Transmission Holdings, Inc.	16,844	780,719
Altra Industrial Motion Corp.	5,925	212,589
Astec Industries, Inc.	2,211	71,990
Barnes Group, Inc.	5,940	334,660
Blue Bird Corp. (a)	1,914	37,687
Briggs & Stratton Corp.	5,997	61,409
Caterpillar, Inc.	72,093	9,825,555
Chart Industries, Inc. (a)	2,022	155,451
CIRCOR International, Inc. (a)	2,065	94,990
Colfax Corp. (a) (b)	11,662	326,886
Columbus McKinnon Corp.	2,153	90,361
Commercial Vehicle Group, Inc. (a)	3,894	31,230
Crane Co.	6,142	512,488
Cummins, Inc.	19,267	3,301,208
Deere & Co.	40,009	6,629,891
Donaldson Co., Inc.	18,252	928,297
Douglas Dynamics, Inc.	2,156	85,787
Dover Corp.	18,666	1,870,333
Eastern Co.	130	3,643
Energy Recovery, Inc. (a) (b)	4,124	42,972
EnPro Industries, Inc.	3,986	254,466
ESCO Technologies, Inc.	3,944	325,853
Evoqua Water Technologies Corp. (a)	8,360	119,046
ExOne Co. (a) (b)	1,902	17,727
Federal Signal Corp.	8,089	216,381
Flowserve Corp.	16,437	866,066
Fortive Corp.	37,442	3,052,272
Franklin Electric Co., Inc.	5,997	284,857
Gardner Denver Holdings, Inc. (a)	15,525	537,165

43

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Gencor Industries, Inc. (a)	1,852	$ 24,076
Gorman-Rupp Co.	2,102	69,009
Graco, Inc.	20,527	1,030,045
Graham Corp.	29	586
Greenbrier Cos., Inc.	3,984	121,114
Harsco Corp. (a)	10,207	280,080
Helios Technologies, Inc.	2,201	102,148
Hillenbrand, Inc.	8,122	321,388
Hurco Cos., Inc.	162	5,761
Hyster-Yale Materials Handling, Inc.	1,899	104,939
IDEX Corp.	10,110	1,740,335
Illinois Tool Works, Inc.	40,999	6,183,059
ITT, Inc.	10,312	675,230
John Bean Technologies Corp.	4,017	486,579
Kadant, Inc.	1,900	172,539
Kennametal, Inc.	10,064	372,267
LB Foster Co. Class A (a)	1,862	50,907
Lincoln Electric Holdings, Inc.	8,058	663,335
Lindsay Corp. (b)	1,983	163,022
Lydall, Inc. (a)	2,055	41,511
Manitex International, Inc. (a) (b)	1,982	12,110
Manitowoc Co., Inc (a) (b)	4,163	74,101
Meritor, Inc. (a)	12,177	295,292
Middleby Corp. (a)	7,540	1,023,178
Milacron Holdings Corp. (a)	6,236	86,057
Miller Industries, Inc. (b)	1,902	58,486
Mueller Industries, Inc.	8,002	234,219
Mueller Water Products, Inc. Class A	22,634	222,266
Navistar International Corp. (a)	10,325	355,696
NN, Inc. (b)	2,202	21,492
Nordson Corp.	6,492	917,384
Omega Flex, Inc. (b)	70	5,377
Oshkosh Corp.	9,053	755,835
PACCAR, Inc.	42,481	3,044,188
Parker-Hannifin Corp.	15,974	2,715,740
Park-Ohio Holdings Corp.	132	4,302
Proto Labs, Inc. (a)	2,205	255,824
RBC Bearings, Inc. (a)	2,211	368,817
REV Group, Inc. (b)	2,092	30,146
Rexnord Corp. (a)	14,063	424,984
Snap-on, Inc.	6,271	1,038,728
Spartan Motors, Inc.	2,142	23,476
SPX Corp. (a)	6,044	199,573
SPX FLOW, Inc. (a)	2,060	86,232
Standex International Corp.	1,983	145,037
Stanley Black & Decker, Inc.	19,220	2,779,404
Tennant Co.	2,055	125,766
Terex Corp.	9,903	310,954
Timken Co.	8,311	426,687
Titan International, Inc.	8,028	39,257
Toro Co.	10,302	689,204
TriMas Corp. (a)	2,119	65,625
Trinity Industries, Inc.	16,682	346,151
Twin Disc, Inc. (a)	150	2,265
Security Description	Shares	Value
Wabash National Corp.	8,148	$ 132,568
WABCO Holdings, Inc. (a)	6,228	825,833
Wabtec Corp. (b)	16,535	1,186,552
Watts Water Technologies, Inc. Class A	4,010	373,652
Welbilt, Inc. (a)	20,577	343,636
Woodward, Inc.	8,148	922,028
Xylem, Inc.	22,911	1,916,276
		67,964,865
MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)	3,934	33,203
Kirby Corp. (a)	6,261	494,619
Matson, Inc.	6,013	233,605
		761,427
MEDIA — 0.7%
AMC Networks, Inc. Class A (a) (b)	6,302	343,396
Boston Omaha Corp. Class A (a) (b)	3,524	81,581
Cable One, Inc.	476	557,391
Cardlytics, Inc. (a)	22,700	589,746
CBS Corp. Class B	1,511	75,399
Charter Communications, Inc. Class A (a)	21,046	8,316,958
Clear Channel Outdoor Holding, Inc. (a)	42	198
Comcast Corp. Class A	37,499	1,585,458
comScore, Inc. (a)	6,848	35,336
Discovery, Inc. Class A (a)	19,434	596,624
Discovery, Inc. Class C (a)	1,741	49,531
DISH Network Corp. Class A (a)	29,729	1,141,891
Entercom Communications Corp. Class A (b)	11,435	66,323
Entravision Communications Corp. Class A	9,990	31,169
EW Scripps Co. Class A	8,143	124,506
Gannett Co., Inc. (b)	14,887	121,478
Gray Television, Inc. (a)	8,202	134,431
Hemisphere Media Group, Inc. (a)	2,072	26,770
Interpublic Group of Cos., Inc.	54,310	1,226,863
John Wiley & Sons, Inc. Class A	1,538	70,533
Lee Enterprises, Inc. (a)	6,086	13,633
Liberty Broadband Corp. Class A (a)	4,006	411,977
Liberty Latin America, Ltd. Class A (a)	6,136	105,723
Liberty Media Corp.-Liberty SiriusXM Class A (a)	12,467	471,377
Loral Space & Communications, Inc. (a)	88	3,037
Marchex, Inc. Class B (a)	4,054	19,054
MDC Partners, Inc. Class A (a) (b)	109	275
Meredith Corp.	5,932	326,616
MSG Networks, Inc. Class A (a)	8,135	168,720
National CineMedia, Inc.	63	413
New Media Investment Group, Inc.	1,999	18,870

44

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
New York Times Co. Class A	16,309	$ 532,000
News Corp. Class B	14,427	201,401
Nexstar Media Group, Inc. Class A	5,990	604,990
Omnicom Group, Inc.	26,989	2,211,748
Scholastic Corp.	4,034	134,090
Sinclair Broadcast Group, Inc. Class A	10,120	542,736
Sirius XM Holdings, Inc. (b)	205,998	1,149,469
Taptica International, Ltd.	1,016	1,506
TechTarget, Inc. (a)	3,781	80,346
TEGNA, Inc.	30,704	465,166
Townsquare Media, Inc. Class A	1,852	9,964
Tribune Media Co. Class A	11,311	522,794
Tribune Publishing Co.	1,972	15,717
		23,187,204
METALS & MINING — 0.4%
AK Steel Holding Corp. (a) (b)	39,814	94,359
Alcoa Corp. (a)	23,934	560,295
Allegheny Technologies, Inc. (a) (b)	15,937	401,612
Carpenter Technology Corp.	6,057	290,615
Century Aluminum Co. (a) (b)	6,275	43,360
Cleveland-Cliffs, Inc. (b)	28,658	305,781
Coeur Mining, Inc. (a) (b)	25,136	109,090
Commercial Metals Co.	20,100	358,785
Compass Minerals International, Inc.	4,128	226,834
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	929	—
Freeport-McMoRan, Inc.	182,719	2,121,368
Global Brass & Copper Holdings, Inc.	2,142	93,670
Gold Resource Corp. (b)	6,266	21,179
Haynes International, Inc.	1,940	61,711
Hecla Mining Co. (b)	52,837	95,107
Kaiser Aluminum Corp.	2,075	202,541
Materion Corp.	2,119	143,689
McEwen Mining, Inc. (b)	31,113	54,448
Newmont Goldcorp Corp.	66,165	2,545,368
Nucor Corp.	39,415	2,171,767
Olympic Steel, Inc.	1,892	25,826
Reliance Steel & Aluminum Co.	9,812	928,411
Royal Gold, Inc.	8,218	842,263
Ryerson Holding Corp. (a)	2,082	17,343
Schnitzer Steel Industries, Inc. Class A	1,928	50,456
Steel Dynamics, Inc.	27,347	825,879
SunCoke Energy, Inc. (a)	2,177	19,332
Synalloy Corp.	160	2,499
TimkenSteel Corp. (a) (b)	1,918	15,593
United States Steel Corp. (b)	23,508	359,907
Universal Stainless & Alloy Products, Inc. (a)	150	2,400
Warrior Met Coal, Inc.	4,144	108,241
Worthington Industries, Inc.	6,105	245,787
		13,345,516
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AG Mortgage Investment Trust, Inc. REIT	9,619	$ 152,942
AGNC Investment Corp. REIT	54,163	911,022
Annaly Capital Management, Inc. REIT	155,759	1,422,080
Anworth Mortgage Asset Corp. REIT	68,083	258,035
Apollo Commercial Real Estate Finance, Inc. REIT	13,988	257,239
Arbor Realty Trust, Inc. REIT (b)	6,125	74,235
Ares Commercial Real Estate Corp. REIT	3,924	58,311
Arlington Asset Investment Corp. Class A (b)	21,653	148,973
ARMOUR Residential REIT, Inc. (b)	6,303	117,488
Blackstone Mortgage Trust, Inc. Class A REIT (b)	11,499	409,134
Capstead Mortgage Corp. REIT	20,778	173,496
Cherry Hill Mortgage Investment Corp. REIT (b)	1,932	30,912
Chimera Investment Corp. REIT	25,021	472,146
Colony Credit Real Estate, Inc. REIT (b)	16,408	254,324
Dynex Capital, Inc. REIT (b)	5,335	89,356
Ellington Residential Mortgage REIT (b)	270	2,900
Exantas Capital Corp. REIT	7,990	90,367
Granite Point Mortgage Trust, Inc. REIT	5,178	99,366
Great Ajax Corp. REIT (b)	16,318	228,452
Invesco Mortgage Capital, Inc. REIT	16,645	268,317
KKR Real Estate Finance Trust, Inc. REIT (b)	4,224	84,142
Ladder Capital Corp. REIT	10,058	167,063
MFA Financial, Inc. REIT	54,407	390,642
New Residential Investment Corp. REIT	41,456	638,008
New York Mortgage Trust, Inc. REIT (b)	14,338	88,896
Orchid Island Capital, Inc. REIT (b)	21,448	136,409
PennyMac Mortgage Investment Trust REIT	6,725	146,807
Ready Capital Corp. REIT (b)	6,767	100,828
Redwood Trust, Inc. REIT	7,267	120,123
TPG RE Finance Trust, Inc. REIT	5,936	114,505
Two Harbors Investment Corp. REIT	31,746	402,222
Western Asset Mortgage Capital Corp. REIT	8,290	82,734
Starwood Property Trust, Inc. REIT	32,433	736,878
		8,728,352

45

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
MULTI-UTILITIES — 1.0%
Ameren Corp.	31,098	$ 2,335,771
Avista Corp.	8,280	369,288
Black Hills Corp.	7,996	625,047
CenterPoint Energy, Inc.	59,121	1,692,634
CMS Energy Corp.	34,120	1,975,889
Consolidated Edison, Inc.	39,746	3,484,929
Dominion Energy, Inc.	98,910	7,647,721
DTE Energy Co.	22,922	2,931,265
MDU Resources Group, Inc.	24,815	640,227
NiSource, Inc.	47,145	1,357,776
NorthWestern Corp.	7,573	546,392
Public Service Enterprise Group, Inc.	60,352	3,549,905
Sempra Energy	33,620	4,620,733
Unitil Corp.	4,971	297,713
WEC Energy Group, Inc.	39,212	3,269,105
		35,344,395
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	6,217	177,868
Dillard's, Inc. Class A (b)	2,195	136,705
Dollar General Corp.	33,968	4,591,115
Dollar Tree, Inc. (a)	29,668	3,186,047
JC Penney Co., Inc. (a) (b)	2,019	2,302
Kohl's Corp.	21,253	1,010,580
Macy's, Inc.	41,287	886,019
Nordstrom, Inc. (b)	14,754	470,062
Ollie's Bargain Outlet Holdings, Inc. (a)	6,133	534,246
Target Corp.	66,325	5,744,408
		16,739,352
OIL, GAS & CONSUMABLE FUELS — 4.5%
Abraxas Petroleum Corp. (a)	19,908	20,505
Adams Resources & Energy, Inc.	44	1,508
Altus Midstream Co. Class A (a)	17,508	65,130
Anadarko Petroleum Corp.	62,679	4,422,630
Antero Resources Corp. (a) (b)	31,539	174,411
Apache Corp.	51,389	1,488,739
Arch Coal, Inc. Class A (b)	2,431	229,025
Berry Petroleum Corp.	10,360	109,816
Bonanza Creek Energy, Inc. (a)	2,122	44,307
Cabot Oil & Gas Corp.	58,865	1,351,540
California Resources Corp. (a) (b)	8,717	171,551
Callon Petroleum Co. (a) (b)	27,282	179,788
Carrizo Oil & Gas, Inc. (a) (b)	12,063	120,871
Centennial Resource Development, Inc. Class A (a) (b)	24,838	188,520
Cheniere Energy, Inc. (a)	33,132	2,267,885
Chesapeake Energy Corp. (a) (b)	115,629	225,477
Chevron Corp.	239,650	29,822,046
Cimarex Energy Co.	12,988	770,578
Clean Energy Fuels Corp. (a)	27,052	72,229
CNX Resources Corp. (a)	21,446	156,770
Comstock Resources, Inc. (a) (b)	19,020	105,941
Concho Resources, Inc.	24,667	2,545,141
Security Description	Shares	Value
ConocoPhillips	142,325	$ 8,681,825
CONSOL Energy, Inc. (a)	4,065	108,170
CVR Energy, Inc.	12,068	603,279
Delek US Holdings, Inc.	10,974	444,666
Denbury Resources, Inc. (a) (b)	80,889	100,302
Devon Energy Corp.	56,724	1,617,768
Diamondback Energy, Inc.	21,079	2,296,979
Dorian LPG, Ltd. (a)	4,119	37,153
EOG Resources, Inc.	72,053	6,712,458
EQT Corp.	33,650	532,007
Evolution Petroleum Corp.	4,054	28,986
Extraction Oil & Gas, Inc. (a) (b)	16,231	70,280
Exxon Mobil Corp.	538,039	41,229,929
Falcon Minerals Corp.	12,884	108,226
Gran Tierra Energy, Inc. (a)	48,989	77,893
Green Plains, Inc.	5,997	64,648
Gulfport Energy Corp. (a)	15,786	77,509
Halcon Resources Corp. (a) (b)	20,721	3,663
Hallador Energy Co.	2,012	11,328
Hess Corp.	34,846	2,215,160
HighPoint Resources Corp. (a) (b)	10,084	18,353
HollyFrontier Corp.	23,550	1,089,894
International Seaways, Inc. (a)	3,974	75,506
Jagged Peak Energy, Inc. (a) (b)	7,948	65,730
Kinder Morgan, Inc.	231,290	4,829,335
Kosmos Energy, Ltd.	35,928	225,269
Laredo Petroleum, Inc. (a)	25,381	73,605
Lilis Energy, Inc. (a) (b)	4,024	2,455
Magnolia Oil & Gas Corp. Class A (a) (b)	14,241	164,911
Marathon Oil Corp.	106,228	1,509,500
Marathon Petroleum Corp.	82,407	4,604,903
Matador Resources Co. (a) (b)	12,451	247,526
Midstates Petroleum Co., Inc. (a)	2,467	14,531
Murphy Oil Corp. (b)	22,661	558,594
NACCO Industries, Inc. Class A	145	7,531
Noble Energy, Inc.	66,195	1,482,768
Oasis Petroleum, Inc. (a) (b)	36,694	208,422
Occidental Petroleum Corp.	93,019	4,676,995
ONEOK, Inc.	52,176	3,590,231
Panhandle Oil and Gas, Inc. Class A	5,986	78,057
Par Pacific Holdings, Inc. (a)	6,036	123,859
Parsley Energy, Inc. Class A (a)	32,862	624,707
PBF Energy, Inc. Class A	14,092	441,080
PDC Energy, Inc. (a)	8,269	298,180
Peabody Energy Corp.	15,920	383,672
Penn Virginia Corp. (a)	1,982	60,808
Phillips 66	57,273	5,357,316
Pioneer Natural Resources Co.	20,574	3,165,516
QEP Resources, Inc. (a)	30,501	220,522
Range Resources Corp. (b)	31,677	221,105
Renewable Energy Group, Inc. (a) (b)	4,218	66,897
REX American Resources Corp. (a)	142	10,352

46

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Ring Energy, Inc. (a)	8,048	$ 26,156
Roan Resources, Inc. (a) (b)	26,068	45,358
Sabine Royalty Trust	1,712	82,467
SandRidge Energy, Inc. (a)	4,074	28,192
SandRidge Permian Trust (b)	37,940	69,051
SemGroup Corp. Class A	9,127	109,524
SilverBow Resources, Inc. (a)	1,912	26,481
SM Energy Co.	14,293	178,948
Southwestern Energy Co. (a) (b)	75,401	238,267
SRC Energy, Inc. (a) (b)	35,500	176,080
Talos Energy, Inc. (a)	2,152	51,756
Targa Resources Corp. (b)	28,296	1,110,901
Tellurian, Inc. (a) (b)	8,148	63,962
Unit Corp. (a)	8,105	72,053
Uranium Energy Corp. (a) (b)	22,099	30,276
Valero Energy Corp.	54,203	4,640,319
W&T Offshore, Inc. (a)	12,162	60,324
Whiting Petroleum Corp. (a) (b)	11,753	219,546
Williams Cos., Inc.	145,235	4,072,389
World Fuel Services Corp.	7,332	263,659
WPX Energy, Inc. (a)	51,942	597,852
		156,218,328
PAPER & FOREST PRODUCTS — 0.0% (d)
Boise Cascade Co.	4,213	118,427
Clearwater Paper Corp. (a)	21	388
Domtar Corp.	8,174	363,988
Louisiana-Pacific Corp.	18,828	493,670
Mercer International, Inc.	4,124	63,798
Neenah, Inc.	2,063	139,356
PH Glatfelter Co.	6,043	102,006
Resolute Forest Products, Inc.	10,080	72,576
Schweitzer-Mauduit International, Inc.	4,048	134,313
Verso Corp. Class A (a)	2,197	41,853
		1,530,375
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	58,254	226,026
Coty, Inc. Class A	57,052	764,497
Edgewell Personal Care Co. (a)	6,479	174,609
elf Beauty, Inc. (a)	2,152	30,343
Estee Lauder Cos., Inc. Class A	26,841	4,914,855
Inter Parfums, Inc.	2,043	135,839
Medifast, Inc. (b)	1,980	254,034
Natural Health Trends Corp. (b)	1,862	14,989
Nu Skin Enterprises, Inc. Class A	6,261	308,793
USANA Health Sciences, Inc. (a)	2,059	163,546
		6,987,531
PHARMACEUTICALS — 4.0%
AcelRx Pharmaceuticals, Inc. (a) (b)	11,503	29,103
Aclaris Therapeutics, Inc. (a)	2,132	4,669
Aerie Pharmaceuticals, Inc. (a) (b)	4,055	119,825
Akorn, Inc. (a)	12,258	63,129
Amneal Pharmaceuticals, Inc. (a)	10,050	72,058
Security Description	Shares	Value
Amphastar Pharmaceuticals, Inc. (a)	4,114	$ 86,846
ANI Pharmaceuticals, Inc. (a)	180	14,796
Aratana Therapeutics, Inc. (a)	5,986	30,888
Assertio Therapeutics, Inc. (a)	63	217
BioDelivery Sciences International, Inc. (a)	6,156	28,625
Bristol-Myers Squibb Co.	206,823	9,379,423
Catalent, Inc. (a)	16,852	913,547
Collegium Pharmaceutical, Inc. (a)	2,072	27,247
Corcept Therapeutics, Inc. (a) (b)	14,837	165,433
Cymabay Therapeutics, Inc. (a)	4,184	29,957
Dermira, Inc. (a) (b)	6,407	61,251
Eli Lilly & Co.	113,952	12,624,742
Innoviva, Inc. (a)	1,894	27,577
Intersect ENT, Inc. (a)	3,994	90,903
Intra-Cellular Therapies, Inc. (a)	5,964	77,413
Johnson & Johnson	338,417	47,134,720
Lannett Co., Inc. (a) (b)	2,193	13,290
Marinus Pharmaceuticals, Inc. (a) (b)	3,994	16,575
Merck & Co., Inc.	326,850	27,406,372
Mylan NV (a)	62,258	1,185,392
MyoKardia, Inc. (a) (b)	5,926	297,130
Nektar Therapeutics (a)	22,885	814,248
Neos Therapeutics, Inc. (a)	2,082	2,686
Ocular Therapeutix, Inc. (a) (b)	2,202	9,689
Omeros Corp. (a) (b)	8,264	129,662
Pacira Pharmaceuticals, Inc. (a)	6,073	264,115
Paratek Pharmaceuticals, Inc. (a) (b)	2,255	8,997
Pfizer, Inc.	706,037	30,585,523
Phibro Animal Health Corp. Class A	2,133	67,765
Prestige Consumer Healthcare, Inc. (a) (b)	6,559	207,789
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,012	189,832
resTORbio, Inc. (a) (b)	7,790	79,458
Revance Therapeutics, Inc. (a)	3,895	50,518
Strongbridge Biopharma PLC (a) (b)	3,904	12,219
Supernus Pharmaceuticals, Inc. (a)	6,153	203,603
TherapeuticsMD, Inc. (a) (b)	35,706	92,836
Tricida, Inc. (a) (b)	6,036	238,181
Zoetis, Inc.	60,795	6,899,625
Zogenix, Inc. (a) (b)	5,156	246,354
Zynerba Pharmaceuticals, Inc. (a) (b)	1,862	25,230
		140,029,458
PROFESSIONAL SERVICES — 0.5%
Acacia Research Corp. (a)	124	367
ASGN, Inc. (a)	6,087	368,872
Barrett Business Services, Inc.	162	13,381
BG Staffing, Inc.	160	3,021
CBIZ, Inc. (a)	4,169	81,671

47

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
CoStar Group, Inc. (a)	4,111	$ 2,277,741
CRA International, Inc.	169	6,478
Equifax, Inc.	16,357	2,212,121
Exponent, Inc.	7,886	461,646
Forrester Research, Inc.	1,980	93,119
Franklin Covey Co. (a)	1,902	64,668
FTI Consulting, Inc. (a)	4,206	352,631
GP Strategies Corp. (a)	2,052	30,944
Heidrick & Struggles International, Inc.	3,910	117,183
Huron Consulting Group, Inc. (a)	99	4,988
ICF International, Inc.	2,085	151,788
InnerWorkings, Inc. (a)	6,127	23,405
Insperity, Inc.	5,835	712,687
Kforce, Inc.	2,201	77,233
Korn Ferry	6,183	247,753
ManpowerGroup, Inc.	8,275	799,365
Mistras Group, Inc. (a)	2,050	29,459
Navigant Consulting, Inc.	6,193	143,616
Nielsen Holdings PLC	47,728	1,078,653
Resources Connection, Inc.	3,934	62,983
Robert Half International, Inc.	16,848	960,504
TransUnion	24,287	1,785,337
TriNet Group, Inc. (a)	5,947	403,207
TrueBlue, Inc. (a)	5,918	130,551
Verisk Analytics, Inc.	21,646	3,170,273
WageWorks, Inc. (a)	5,993	304,384
Willdan Group, Inc. (a)	1,852	68,987
		16,239,016
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	43,857	2,249,864
Consolidated-Tomoka Land Co.	162	9,671
Cushman & Wakefield PLC (a)	22,444	401,299
FRP Holdings, Inc. (a)	172	9,593
HFF, Inc. Class A (b)	4,138	188,196
Howard Hughes Corp. (a)	4,246	525,825
Jones Lang LaSalle, Inc.	6,103	858,631
Kennedy-Wilson Holdings, Inc.	14,673	301,824
Marcus & Millichap, Inc. (a)	131	4,041
Maui Land & Pineapple Co., Inc. (a)	130	1,338
Newmark Group, Inc. Class A	10,117	90,851
RE/MAX Holdings, Inc. Class A	2,315	71,209
Realogy Holdings Corp.	16,326	118,200
Redfin Corp. (a) (b)	8,248	148,299
RMR Group, Inc. Class A	129	6,060
St. Joe Co. (a) (b)	10,064	173,906
Tejon Ranch Co. (a)	5,701	94,580
		5,253,387
ROAD & RAIL — 1.1%
AMERCO	1,215	459,938
ArcBest Corp.	3,926	110,360
Avis Budget Group, Inc. (a)	10,352	363,976
Security Description	Shares	Value
Covenant Transportation Group, Inc. Class A (a)	1,932	$ 28,420
CSX Corp.	103,254	7,988,762
Daseke, Inc. (a) (b)	2,152	7,747
Genesee & Wyoming, Inc. Class A (a)	8,134	813,400
Heartland Express, Inc.	6,157	111,257
Hertz Global Holdings, Inc. (a) (b)	10,059	160,542
JB Hunt Transport Services, Inc.	11,719	1,071,234
Kansas City Southern	13,747	1,674,660
Knight-Swift Transportation Holdings, Inc. (b)	16,020	526,097
Landstar System, Inc.	5,988	646,644
Marten Transport, Ltd.	4,246	77,065
Norfolk Southern Corp.	34,266	6,830,242
Old Dominion Freight Line, Inc.	8,222	1,227,216
PAM Transportation Services, Inc. (a)	20	1,240
Ryder System, Inc.	6,273	365,716
Saia, Inc. (a)	3,944	255,058
Schneider National, Inc. Class B	9,825	179,208
Union Pacific Corp.	91,344	15,447,184
Universal Logistics Holdings, Inc.	180	4,045
USA Truck, Inc. (a)	140	1,415
Werner Enterprises, Inc.	6,067	188,562
YRC Worldwide, Inc. (a) (b)	182	733
		38,540,721
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Adesto Technologies Corp. (a) (b)	1,962	15,990
Advanced Energy Industries, Inc. (a)	4,126	232,170
Advanced Micro Devices, Inc. (a) (b)	125,469	3,810,493
Alpha & Omega Semiconductor, Ltd. (a)	6,496	60,673
Ambarella, Inc. (a)	4,131	182,301
Amkor Technology, Inc. (a)	19,563	145,940
Analog Devices, Inc.	47,122	5,318,660
Applied Materials, Inc.	119,594	5,370,967
Axcelis Technologies, Inc. (a)	2,205	33,185
AXT, Inc. (a)	4,184	16,569
Broadcom, Inc.	48,789	14,044,402
Brooks Automation, Inc.	10,100	391,375
Cabot Microelectronics Corp.	2,430	267,494
CEVA, Inc. (a)	2,119	51,598
Cirrus Logic, Inc. (a)	8,172	357,116
Cohu, Inc.	4,623	71,333
Cree, Inc. (a) (b)	12,210	685,958
CyberOptics Corp. (a)	1,852	30,058
Cypress Semiconductor Corp.	41,900	931,856
Diodes, Inc. (a)	4,030	146,571
DSP Group, Inc. (a)	2,152	30,903
Enphase Energy, Inc. (a)	9,918	180,805
Entegris, Inc. (b)	16,808	627,275
Everspin Technologies, Inc. (a)	1,872	12,205

48

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
First Solar, Inc. (a) (b)	10,114	$ 664,287
FormFactor, Inc. (a)	11,891	186,332
GSI Technology, Inc. (a)	2,002	17,157
Ichor Holdings, Ltd. (a) (b)	2,042	48,273
Impinj, Inc. (a) (b)	2,092	59,873
Inphi Corp. (a) (b)	47,956	2,402,596
Intel Corp.	568,011	27,190,687
KLA-Tencor Corp.	20,716	2,448,631
Kulicke & Soffa Industries, Inc.	8,218	185,316
Lam Research Corp.	19,124	3,592,252
Lattice Semiconductor Corp. (a)	14,134	206,215
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,199	93,791
MagnaChip Semiconductor Corp. (a)	4,154	42,994
Maxim Integrated Products, Inc.	35,500	2,123,610
MaxLinear, Inc. (a) (b)	8,943	209,624
Mellanox Technologies, Ltd. (a)	5,995	663,467
Microchip Technology, Inc. (b)	29,449	2,553,228
Micron Technology, Inc. (a)	138,689	5,352,008
MKS Instruments, Inc.	6,023	469,131
Monolithic Power Systems, Inc.	4,110	558,056
Nanometrics, Inc. (a)	2,141	74,314
NeoPhotonics Corp. (a)	4,004	16,737
NVE Corp.	92	6,406
NVIDIA Corp.	69,816	11,465,882
ON Semiconductor Corp. (a)	51,140	1,033,539
PDF Solutions, Inc. (a)	3,965	52,021
Photronics, Inc. (a)	8,180	67,076
Pixelworks, Inc. (a)	3,904	11,517
Power Integrations, Inc.	4,012	321,682
Qorvo, Inc. (a)	16,924	1,127,308
QUALCOMM, Inc.	153,168	11,651,490
Rambus, Inc. (a)	8,180	98,487
Rudolph Technologies, Inc. (a)	4,007	110,713
Semtech Corp. (a)	8,148	391,511
Silicon Laboratories, Inc. (a)	4,191	433,349
Skyworks Solutions, Inc.	22,892	1,768,865
SolarEdge Technologies, Inc. (a)	4,054	253,213
SunPower Corp. (a) (b)	17,850	190,816
Synaptics, Inc. (a) (b)	5,478	159,629
Teradyne, Inc.	22,855	1,094,983
Texas Instruments, Inc.	118,172	13,561,419
Ultra Clean Holdings, Inc. (a) (b)	4,164	57,963
Universal Display Corp. (b)	5,448	1,024,551
Veeco Instruments, Inc. (a)	10,323	126,147
Versum Materials, Inc.	12,082	623,190
Xilinx, Inc.	32,662	3,851,503
Xperi Corp.	5,999	123,519
		131,781,255
SOFTWARE — 7.6%
2U, Inc. (a) (b)	6,076	228,701
8x8, Inc. (a) (b)	12,309	296,647
A10 Networks, Inc. (a)	6,146	41,916
ACI Worldwide, Inc. (a)	14,334	492,230
Adobe, Inc. (a)	62,162	18,318,165
Security Description	Shares	Value
Agilysys, Inc. (a)	2,172	$ 46,633
Alarm.com Holdings, Inc. (a)	4,872	260,652
Altair Engineering, Inc. Class A (a)	2,212	89,343
Alteryx, Inc. Class A (a) (b)	3,669	400,361
Amber Road, Inc. (a)	2,151	28,092
American Software, Inc. Class A	6,002	78,926
Anaplan, Inc. (a)	72	3,577
ANSYS, Inc. (a)	11,403	2,335,562
Appfolio, Inc. Class A (a)	2,531	258,845
Appian Corp. (a) (b)	4,472	161,305
Aspen Technology, Inc. (a)	9,772	1,214,464
Autodesk, Inc. (a)	28,317	4,612,839
Avalara, Inc. (a)	5,193	374,935
Avaya Holdings Corp. (a)	14,055	167,395
Benefitfocus, Inc. (a) (b)	172,404	4,680,769
Blackbaud, Inc.	5,997	500,750
Blackline, Inc. (a)	3,914	209,438
Bottomline Technologies DE, Inc. (a)	4,226	186,958
Box, Inc. Class A (a)	12,165	214,226
Cadence Design Systems, Inc. (a)	34,796	2,463,905
Carbon Black, Inc. (a) (b)	12,186	203,750
CDK Global, Inc.	16,785	829,850
Ceridian HCM Holding, Inc. (a) (b)	1,912	95,982
ChannelAdvisor Corp. (a)	84	736
Cision, Ltd. (a)	7,148	83,846
Citrix Systems, Inc.	17,932	1,759,846
Cloudera, Inc. (a) (b)	30,868	162,366
CommVault Systems, Inc. (a)	6,187	306,999
Cornerstone OnDemand, Inc. (a)	8,240	477,343
Coupa Software, Inc. (a) (b)	7,623	965,148
Digimarc Corp. (a)	1,922	85,318
DocuSign, Inc. (a)	11,562	574,747
Dropbox, Inc. Class A (a)	22,044	552,202
Ebix, Inc. (b)	3,416	171,552
eGain Corp. (a)	2,952	24,029
Elastic NV (a) (b)	8,212	613,108
Envestnet, Inc. (a)	6,016	411,314
Everbridge, Inc. (a) (b)	4,467	399,439
Fair Isaac Corp. (a)	4,110	1,290,622
Finjan Holdings, Inc. (a)	13,078	29,033
FireEye, Inc. (a)	23,285	344,851
Five9, Inc. (a)	6,249	320,511
ForeScout Technologies, Inc. (a)	5,012	169,706
Fortinet, Inc. (a)	18,301	1,406,066
Guidewire Software, Inc. (a)	10,126	1,026,574
HubSpot, Inc. (a)	5,484	935,132
Instructure, Inc. (a) (b)	2,112	89,760
Intuit, Inc.	31,771	8,302,715
j2 Global, Inc. (b)	6,107	542,851
LivePerson, Inc. (a)	4,095	114,824
LogMeIn, Inc.	6,152	453,279
Manhattan Associates, Inc. (a)	8,351	578,975
Microsoft Corp.	955,403	127,985,786
MicroStrategy, Inc. Class A (a)	55	7,882
Mitek Systems, Inc. (a)	4,094	40,694

49

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
MobileIron, Inc. (a)	7,998	$ 49,588
Model N, Inc. (a)	2,172	42,354
Monotype Imaging Holdings, Inc.	4,206	70,829
New Relic, Inc. (a)	6,585	569,668
Nuance Communications, Inc. (a)	39,487	630,607
Nutanix, Inc. Class A (a)	18,514	480,253
OneSpan, Inc. (a)	4,033	57,148
Oracle Corp.	296,589	16,896,675
Palo Alto Networks, Inc. (a)	12,033	2,451,844
Park City Group, Inc. (a) (b)	2,002	10,731
Paycom Software, Inc. (a) (b)	6,254	1,417,907
Paylocity Holding Corp. (a)	4,704	441,329
Pegasystems, Inc.	3,931	279,927
Pivotal Software, Inc. Class A (a) (b)	10,355	109,349
Pluralsight, Inc. Class A (a)	4,624	140,200
Progress Software Corp.	6,170	269,135
Proofpoint, Inc. (a)	5,974	718,373
PROS Holdings, Inc. (a)	3,938	249,118
PTC, Inc. (a)	14,540	1,305,110
Q2 Holdings, Inc. (a)	4,115	314,221
Qualys, Inc. (a)	4,229	368,261
Rapid7, Inc. (a)	5,672	328,068
RealNetworks, Inc. (a)	2,122	4,032
RealPage, Inc. (a)	8,196	482,335
Red Hat, Inc. (a)	22,273	4,181,978
RingCentral, Inc. Class A (a)	8,868	1,019,111
SailPoint Technologies Holding, Inc. (a)	11,000	220,440
salesforce.com, Inc. (a)	94,031	14,267,324
SecureWorks Corp. Class A (a) (b)	1,468	19,510
ServiceNow, Inc. (a)	22,640	6,216,265
SharpSpring, Inc. (a) (b)	1,336	17,355
ShotSpotter, Inc. (a) (b)	1,307	57,769
Smartsheet, Inc. Class A (a)	4,416	213,734
Splunk, Inc. (a)	19,365	2,435,149
SPS Commerce, Inc. (a)	1,154	117,950
SS&C Technologies Holdings, Inc.	23,552	1,356,831
SVMK, Inc. (a)	9,560	157,836
Symantec Corp.	81,894	1,782,013
Synopsys, Inc. (a)	19,600	2,522,324
Tableau Software, Inc. Class A (a)	8,040	1,334,801
Telaria, Inc. (a)	2,162	16,258
Telenav, Inc. (a)	4,134	33,072
Teradata Corp. (a)	15,550	557,467
TiVo Corp.	10,974	80,878
Trade Desk, Inc. Class A (a) (b)	4,492	1,023,188
Tyler Technologies, Inc. (a)	4,084	882,226
Upland Software, Inc. (a)	2,296	104,537
Varonis Systems, Inc. (a)	3,845	238,159
Verint Systems, Inc. (a)	8,115	436,425
VirnetX Holding Corp. (a) (b)	10,484	65,106
VMware, Inc. Class A	9,727	1,626,452
Workday, Inc. Class A (a)	19,939	4,099,060
Workiva, Inc. (a)	2,132	123,848
Yext, Inc. (a) (b)	8,081	162,347
Security Description	Shares	Value
Zendesk, Inc. (a)	13,723	$ 1,221,759
Zix Corp. (a)	6,208	56,431
Zscaler, Inc. (a) (b)	8,062	617,872
Zuora, Inc. Class A (a) (b)	10,212	156,448
		264,132,455
SPECIALTY RETAIL — 2.4%
Aaron's, Inc.	10,046	616,925
Abercrombie & Fitch Co. Class A	5,935	95,197
Advance Auto Parts, Inc.	9,512	1,466,180
American Eagle Outfitters, Inc.	22,855	386,250
America's Car-Mart, Inc. (a)	172	14,806
Asbury Automotive Group, Inc. (a)	2,489	209,922
Ascena Retail Group, Inc. (a) (b)	189	115
At Home Group, Inc. (a)	4,114	27,399
AutoNation, Inc. (a)	12,098	507,390
AutoZone, Inc. (a)	3,258	3,582,073
Barnes & Noble Education, Inc. (a)	21	71
Barnes & Noble, Inc.	8,013	53,607
Bed Bath & Beyond, Inc. (b)	17,713	205,825
Best Buy Co., Inc.	29,758	2,075,025
Big 5 Sporting Goods Corp.	21	41
Boot Barn Holdings, Inc. (a)	1,972	70,282
Buckle, Inc.	127	2,198
Burlington Stores, Inc. (a)	8,478	1,442,532
Caleres, Inc.	5,983	119,181
Camping World Holdings, Inc. Class A (b)	2,172	26,976
CarMax, Inc. (a) (b)	21,616	1,876,917
Carvana Co. (a) (b)	4,162	260,500
Cato Corp. Class A	4,541	55,945
Chico's FAS, Inc.	189	637
Children's Place, Inc. (b)	2,161	206,116
Citi Trends, Inc.	1,964	28,714
Conn's, Inc. (a) (b)	184	3,279
Container Store Group, Inc. (a) (b)	2,082	15,240
Designer Brands, Inc. Class A	10,094	193,502
Dick's Sporting Goods, Inc. (b)	10,051	348,066
Express, Inc. (a)	1,876	5,122
Five Below, Inc. (a)	6,250	750,125
Floor & Decor Holdings, Inc. Class A (a) (b)	9,525	399,098
Foot Locker, Inc.	13,494	565,669
GameStop Corp. Class A (b)	11,419	62,462
Gap, Inc.	30,093	540,771
Genesco, Inc. (a)	21	888
GNC Holdings, Inc. Class A (a) (b)	105	158
Group 1 Automotive, Inc.	2,161	176,964
Guess?, Inc. (b)	6,307	101,858
Haverty Furniture Cos., Inc.	2,126	36,206
Hibbett Sports, Inc. (a)	42	764
Home Depot, Inc.	139,846	29,083,773
J. Jill, Inc. (b)	3,954	7,868
Kirkland's, Inc. (a)	58	131
L Brands, Inc.	31,615	825,152
Lithia Motors, Inc. Class A (b)	3,913	464,786
Lowe's Cos., Inc.	102,126	10,305,535

50

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
Lumber Liquidators Holdings, Inc. (a) (b)	99	$ 1,143
MarineMax, Inc. (a)	2,203	36,217
Michaels Cos., Inc. (a) (b)	14,376	125,071
Monro, Inc. (b)	4,208	358,942
Murphy USA, Inc. (a)	5,846	491,239
National Vision Holdings, Inc. (a)	4,836	148,610
Office Depot, Inc.	50,759	104,564
O'Reilly Automotive, Inc. (a)	10,016	3,699,109
Penske Automotive Group, Inc. (b)	4,191	198,234
Rent-A-Center, Inc. (a)	3,994	106,360
RH (a) (b)	1,936	223,802
Ross Stores, Inc.	47,074	4,665,975
RTW RetailWinds, Inc. (a)	3,974	6,756
Sally Beauty Holdings, Inc. (a) (b)	15,909	212,226
Shoe Carnival, Inc. (b)	1,970	54,372
Sleep Number Corp. (a)	6,261	252,882
Sonic Automotive, Inc. Class A (b)	4,206	98,210
Sportsman's Warehouse Holdings, Inc. (a) (b)	5,553	20,990
Tailored Brands, Inc. (b)	1,872	10,801
Tiffany & Co. (b)	16,279	1,524,366
Tile Shop Holdings, Inc.	21	84
Tilly's, Inc. Class A	1,942	14,817
TJX Cos., Inc.	159,676	8,443,667
Tractor Supply Co.	16,301	1,773,549
TravelCenters of America LLC (a)	4,064	14,712
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,337	2,545,132
Urban Outfitters, Inc. (a)	9,706	220,812
Vitamin Shoppe, Inc. (a) (b)	42	166
Williams-Sonoma, Inc. (b)	10,260	666,900
Winmark Corp.	59	10,216
Zumiez, Inc. (a)	94	2,453
		83,250,618
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
3D Systems Corp. (a) (b)	10,181	92,647
Apple, Inc.	596,501	118,059,478
Avid Technology, Inc. (a)	4,224	38,523
Cray, Inc. (a)	42	1,462
Dell Technologies, Inc. Class C (a)	21,781	1,106,475
Diebold Nixdorf, Inc. (a)	9,974	91,362
Eastman Kodak Co. (a) (b)	5,916	14,198
Electronics For Imaging, Inc. (a)	6,117	225,779
Hewlett Packard Enterprise Co.	178,073	2,662,191
HP, Inc.	199,534	4,148,312
Immersion Corp. (a) (b)	21	160
Intevac, Inc. (a)	2,162	10,464
NCR Corp. (a) (b)	16,048	499,093
NetApp, Inc.	32,059	1,978,040
Pure Storage, Inc. Class A (a)	26,540	405,266
Stratasys, Ltd. (a)	4,387	128,846
Western Digital Corp.	36,141	1,718,505
Security Description	Shares	Value
Xerox Corp.	30,193	$ 1,069,134
		132,249,935
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	6,099	594,897
Columbia Sportswear Co.	4,022	402,844
Crocs, Inc. (a)	10,345	204,314
Culp, Inc.	1,912	36,328
Deckers Outdoor Corp. (a)	4,120	724,996
Delta Apparel, Inc. (a)	140	3,245
Fossil Group, Inc. (a) (b)	8,111	93,277
G-III Apparel Group, Ltd. (a)	6,032	177,461
Hanesbrands, Inc. (b)	48,049	827,404
Kontoor Brands, Inc. (a)	7,315	204,966
Lakeland Industries, Inc. (a)	150	1,680
Lululemon Athletica, Inc. (a)	13,010	2,344,532
Movado Group, Inc.	2,043	55,161
NIKE, Inc. Class B	157,777	13,245,379
Oxford Industries, Inc.	2,043	154,859
PVH Corp.	10,119	957,662
Ralph Lauren Corp.	7,411	841,816
Sequential Brands Group, Inc. (a) (b)	5,966	3,281
Skechers U.S.A., Inc. Class A (a)	14,549	458,148
Steven Madden, Ltd.	11,842	402,036
Superior Group of Cos., Inc.	180	3,083
Tapestry, Inc.	37,821	1,200,060
Under Armour, Inc. Class A (a) (b)	23,590	598,007
Unifi, Inc. (a)	2,040	37,067
Vera Bradley, Inc. (a)	21	252
VF Corp.	51,155	4,468,389
Wolverine World Wide, Inc.	12,203	336,071
		28,377,215
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	8,220	223,995
Capitol Federal Financial, Inc.	18,425	253,712
Dime Community Bancshares, Inc.	4,067	77,232
ESSA Bancorp, Inc.	1,882	28,700
Federal Agricultural Mortgage Corp. Class C	158	11,480
First Defiance Financial Corp.	3,760	107,423
Flagstar Bancorp, Inc.	2,126	70,456
Home Bancorp, Inc.	130	5,002
HomeStreet, Inc. (a)	3,906	115,774
Kearny Financial Corp.	12,435	165,261
LendingTree, Inc. (a) (b)	1,184	497,316
Meridian Bancorp, Inc.	6,206	111,025
Meta Financial Group, Inc.	540	15,147
MGIC Investment Corp. (a)	51,849	681,296
Mr Cooper Group, Inc. (a) (b)	15,030	120,390
New York Community Bancorp, Inc. (b)	66,319	661,864
NMI Holdings, Inc. Class A (a)	6,116	173,633
Northfield Bancorp, Inc.	6,261	97,734
Northwest Bancshares, Inc.	12,237	215,494

51

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
OceanFirst Financial Corp.	4,526	$ 112,471
Ocwen Financial Corp. (a)	4,081	8,448
Oritani Financial Corp. (b)	5,997	106,387
PennyMac Financial Services, Inc.	6,079	134,832
Provident Financial Holdings, Inc.	130	2,729
Provident Financial Services, Inc.	8,059	195,431
Prudential Bancorp, Inc.	1,852	35,040
Radian Group, Inc.	25,398	580,344
Riverview Bancorp, Inc.	2,122	18,122
Southern Missouri Bancorp, Inc.	150	5,225
Territorial Bancorp, Inc.	158	4,882
Timberland Bancorp, Inc.	130	3,884
TrustCo Bank Corp. NY	12,140	96,149
United Community Financial Corp.	6,086	58,243
United Financial Bancorp, Inc.	7,601	107,782
Walker & Dunlop, Inc.	3,955	210,446
Washington Federal, Inc.	12,268	428,521
Waterstone Financial, Inc.	2,202	37,566
Western New England Bancorp, Inc.	3,984	37,211
WSFS Financial Corp.	6,430	265,559
		6,082,206
TOBACCO — 0.8%
22nd Century Group, Inc. (a) (b)	12,112	25,314
Altria Group, Inc.	234,325	11,095,289
Philip Morris International, Inc.	195,485	15,351,437
Turning Point Brands, Inc.	2,052	100,507
Universal Corp.	3,944	239,677
Vector Group, Ltd. (b)	17,808	173,628
		26,985,852
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	12,272	507,324
Aircastle, Ltd.	8,148	173,226
Applied Industrial Technologies, Inc.	5,513	339,215
Beacon Roofing Supply, Inc. (a)	8,175	300,186
BMC Stock Holdings, Inc. (a)	8,208	174,010
CAI International, Inc. (a)	1,974	48,995
DXP Enterprises, Inc. (a)	29	1,099
Fastenal Co.	75,024	2,445,032
Foundation Building Materials, Inc. (a)	2,092	37,196
GATX Corp. (b)	6,007	476,295
General Finance Corp. (a)	1,922	16,087
GMS, Inc. (a)	3,994	87,868
H&E Equipment Services, Inc.	4,053	117,902
HD Supply Holdings, Inc. (a)	24,848	1,000,877
Herc Holdings, Inc. (a)	4,045	185,382
Huttig Building Products, Inc. (a)	2,172	5,604
Kaman Corp.	3,968	252,722
Lawson Products, Inc. (a)	150	5,509
MRC Global, Inc. (a)	1,931	33,059
MSC Industrial Direct Co., Inc. Class A	6,027	447,565
Security Description	Shares	Value
NOW, Inc. (a)	6,774	$ 99,984
Rush Enterprises, Inc. Class A	2,429	88,707
Rush Enterprises, Inc. Class B	80	2,953
SiteOne Landscape Supply, Inc. (a) (b)	4,163	288,496
Systemax, Inc.	1,932	42,813
Titan Machinery, Inc. (a)	2,123	43,691
United Rentals, Inc. (a)	10,204	1,353,357
Univar, Inc. (a) (b)	16,501	363,682
Veritiv Corp. (a)	1,918	37,248
W.W. Grainger, Inc.	5,906	1,584,166
Watsco, Inc.	4,054	662,951
WESCO International, Inc. (a)	6,043	306,078
Willis Lease Finance Corp. (a)	70	4,082
		11,533,361
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	12,036	487,939
WATER UTILITIES — 0.1%
American States Water Co.	5,564	418,635
American Water Works Co., Inc.	21,504	2,494,464
Aqua America, Inc.	20,746	858,262
Cadiz, Inc. (a) (b)	14,946	168,142
California Water Service Group	6,204	314,109
Connecticut Water Service, Inc.	3,135	218,572
Global Water Resources, Inc.	13,984	145,993
Middlesex Water Co.	1,982	117,434
Pure Cycle Corp. (a)	10,612	112,487
SJW Group	3,674	223,269
York Water Co.	5,066	180,958
		5,252,325
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	4,164	74,827
Gogo, Inc. (a) (b)	63	251
Shenandoah Telecommunications Co.	6,170	237,668
Spok Holdings, Inc.	2,136	32,126
Telephone & Data Systems, Inc.	12,249	372,370
T-Mobile US, Inc. (a)	39,557	2,932,756
United States Cellular Corp. (a)	1,990	88,893
		3,738,891
TOTAL COMMON STOCKS (Cost $3,264,680,025)		3,488,691,160
LIMITED PARTNERSHIPS — 0.0%(d)
CAPITAL MARKETS — 0.0% (d)
JMP Group LLC	19	75

52

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
Fortress Transportation & Infrastructure Investors LLC	8,198	$ 123,790
TOTAL LIMITED PARTNERSHIPS (Cost $141,018)		123,865
PREFERRED STOCKS — 0.0% (d)
MEDIA — 0.0% (d)
GCI Liberty, Inc. 7.00% (Cost $14)	1	25
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (c)	2,701	1,413
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a) (c)	875	227
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a) (c)	1,318	132
PHARMACEUTICALS — 0.0% (d)
Corium International, Inc. (CVR) (a) (b) (c)	3,134	564
ROAD & RAIL — 0.0% (d)
Hertz Global Holdings, Inc. (CVR) (expiring 7/12/19)(a) (b)	9,969	19,439
TOTAL RIGHTS (Cost $25,898)		21,775
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	8,556,365	8,556,365
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (h) (i)	12,406,210	$ 12,406,210
TOTAL SHORT-TERM INVESTMENTS (Cost $20,962,575)		20,962,575
TOTAL INVESTMENTS — 100.4% (Cost $3,285,809,530)		3,509,799,400
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(12,577,379)
NET ASSETS — 100.0%		$ 3,497,222,021
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $4,443, representing less than 0.05% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

During the period ended June 30, 2019, average notional value related to futures contracts was $15,112,969  or less than 0.5% of net assets.
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	65	09/20/2019	$9,413,826	$9,568,650	$154,824
E-Mini Russell 2000 Index (long)	9	09/20/2019	690,643	705,195	14,552
Total unrealized appreciation/depreciation on open futures contracts purchased					$169,376
53

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

During the period ended June 30, 2019, average notional value related to futures contracts was $16,284,577 or 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,488,689,053	$2,107	$ 0(a)	$3,488,691,160
Limited Partnerships	123,865	—	—	123,865
Preferred Stocks	25	—	—	25
Rights	19,439	2,336	—	21,775
Short-Term Investments	20,962,575	—	—	20,962,575
TOTAL INVESTMENTS	$3,509,794,957	$4,443	$ 0	$3,509,799,400
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	169,376	—	—	169,376
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 169,376	$ —	$—	$ 169,376
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,509,964,333	$4,443	$—	$3,509,968,776
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp	31,091	$ 2,894,261	$ 1,154,725	$ 3,273,796	$(887,710)	$112,520	—	$ —	$ 35,440
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,071,013	4,071,013	98,301,175	93,815,823	—	—	8,556,365	8,556,365	386,413
State Street Navigator Securities Lending Government Money Market Portfolio	10,078,060	10,078,060	37,765,180	47,843,240	—	—	—	—	185,569
State Street Navigator Securities Lending Portfolio III	—	—	25,642,443	13,236,233	—	—	12,406,210	12,406,210	41,787
Total		$17,043,334	$162,863,523	$158,169,092	$(887,710)	$112,520		$20,962,575	$649,209
54	ARSPTM

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.3%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$ 3,135,000	$ 490,659
Lamar Media Corp.:
5.38%, 1/15/2024	4,668,000	4,800,244
5.75%, 2/1/2026	7,732,000	8,141,255
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	10,865,000	9,978,633
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 8/15/2027 (a) (b)	7,902,000	8,095,994
		31,506,785
AEROSPACE & DEFENSE — 1.9%
Arconic, Inc. 5.13%, 10/1/2024 (b)	15,149,000	15,971,288
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a) (b)	4,635,000	4,841,258
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	2,111,000	2,120,077
7.50%, 12/1/2024 (a) (b)	12,025,000	12,296,525
7.50%, 3/15/2025 (a) (b)	19,967,000	20,045,071
7.88%, 4/15/2027 (a)	24,874,000	24,904,346
8.75%, 12/1/2021 (a)	11,687,000	12,750,868
TransDigm UK Holdings PLC 6.88%, 5/15/2026	505,000	511,398
TransDigm, Inc.:
6.00%, 7/15/2022	2,882,000	2,918,025
6.25%, 3/15/2026 (a)	49,258,000	51,611,547
6.38%, 6/15/2026	9,707,000	9,782,423
6.50%, 7/15/2024	3,901,000	3,948,826
7.50%, 3/15/2027 (a)	7,090,000	7,403,804
6.50%, 5/15/2025	10,137,997	10,245,054
		179,350,510
AGRICULTURE — 0.3%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	6,427,000	6,712,873
JBS Investments II GmbH 7.00%, 1/15/2026 (a)	14,221,000	15,366,928
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	10,905,000	10,089,197
		32,168,998
AIRLINES — 0.1%
American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	9,621,000	9,899,817
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a) (b)	9,693,000	10,060,074
4.88%, 5/15/2026 (a) (b)	11,129,000	11,541,218
Under Armour, Inc. 3.25%, 6/15/2026	5,801,000	5,467,036
Security Description	Principal Amount	Value
William Carter Co. 5.63%, 3/15/2027 (a) (b)	$ 6,205,000	$ 6,495,270
		33,563,598
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	13,624,000	13,926,453
5.88%, 6/1/2029 (a) (b)	5,832,000	6,139,930
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	9,124,000	9,574,726
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	19,414,820	20,517,970
Jaguar Land Rover Automotive PLC 4.50%, 10/1/2027 (a)	7,611,000	6,273,443
Navistar International Corp. 6.63%, 11/1/2025 (a)	12,952,000	13,564,370
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	21,574,000	18,957,721
		88,954,613
AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	10,946,000	8,670,108
Adient US LLC 7.00%, 5/15/2026 (a) (b)	10,023,000	10,286,806
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	8,821,000	8,780,776
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	10,442,000	9,295,886
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	8,388,000	7,974,975
5.00%, 5/31/2026 (b)	11,376,000	11,251,205
5.13%, 11/15/2023 (b)	14,240,000	14,417,715
IHO Verwaltungs GmbH 6.00%, 5/15/2027 (a)	1,185,000	1,190,925
IHO Verwaltungs GmbH PIK 4.75%, 9/15/2026 (a)	5,814,000	5,653,010
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a) (b)	12,448,000	12,935,837
8.50%, 5/15/2027 (a)	25,183,000	25,879,310
Tenneco, Inc. 5.00%, 7/15/2026 (b)	4,741,000	3,814,135
		120,150,688
BANKS — 2.1%
Barclays PLC:
4.38%, 9/11/2024 (b)	14,203,000	14,557,365
4.84%, 5/9/2028 (b)	19,325,000	19,760,392
5.20%, 5/12/2026	26,291,000	27,602,658
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	22,090,000	22,629,880
CIT Group, Inc.:

55

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.13%, 3/9/2021 (b)	$ 6,057,000	$ 6,176,868
4.75%, 2/16/2024	7,636,000	8,117,144
5.25%, 3/7/2025 (b)	6,027,000	6,608,184
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	17,949,000	17,312,169
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	11,961,000	10,378,320
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a)	9,330,000	8,039,474
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	10,096,000	10,114,880
5.71%, 1/15/2026 (a) (b)	17,904,000	18,062,450
UniCredit SpA:
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (b) (c)	12,641,000	12,154,448
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	14,886,000	15,722,147
		197,236,379
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	9,487,000	9,666,209
BUILDING MATERIALS — 1.1%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	7,208,000	7,425,754
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	8,099,000	7,096,020
Masonite International Corp. 5.63%, 3/15/2023 (a)	5,608,000	5,774,614
NCI Building Systems, Inc. 8.00%, 4/15/2026 (a) (b)	7,269,000	7,063,505
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	13,232,000	13,128,393
5.00%, 2/15/2027 (a)	6,797,000	6,879,244
5.38%, 11/15/2024 (a)	14,189,000	14,682,210
5.50%, 2/15/2023 (a) (b)	5,069,000	5,208,397
6.00%, 10/15/2025 (a)	12,787,000	13,561,253
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	7,520,000	7,650,622
US Concrete, Inc. 6.38%, 6/1/2024	7,292,000	7,602,639
USG Corp. 4.88%, 6/1/2027 (a)	4,866,000	4,880,209
		100,952,860
CHEMICALS — 1.6%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a) (b)	5,353,000	5,532,379
Blue Cube Spinco LLC:
9.75%, 10/15/2023	4,401,000	4,864,909
10.00%, 10/15/2025	7,918,000	8,971,015
Security Description	Principal Amount	Value
Chemours Co.:
5.38%, 5/15/2027 (b)	$ 6,519,000	$ 6,245,919
6.63%, 5/15/2023 (b)	12,272,000	12,696,120
7.00%, 5/15/2025 (b)	9,710,000	10,139,765
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	6,595,000	6,760,073
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	7,404,000	7,740,586
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,590,000	6,722,986
OCI NV 6.63%, 4/15/2023 (a)	8,066,000	8,428,002
Olin Corp.:
5.00%, 2/1/2030 (b)	6,705,000	6,659,406
5.13%, 9/15/2027 (b)	7,767,000	7,971,816
Platform Specialty Products Corp. 5.88%, 12/1/2025 (a) (b)	9,294,000	9,669,385
PQ Corp. 6.75%, 11/15/2022 (a)	7,346,000	7,610,529
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	7,401,000	6,851,698
SPCM SA 4.88%, 9/15/2025 (a)	4,781,000	4,818,865
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	7,464,000	7,680,307
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	6,033,000	5,803,686
Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	7,866,000	7,795,442
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	7,668,000	7,978,707
		150,941,595
COAL — 0.2%
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	6,228,000	6,385,257
6.38%, 3/31/2025 (a) (b)	6,158,000	6,255,358
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	9,374,000	9,152,399
		21,793,014
COMMERCIAL SERVICES — 4.3%
ADT Security Corp. 4.88%, 7/15/2032 (a)	7,689,000	6,539,956
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	6,478,000	5,789,583
Allied Universal Holdco LLC/Allied Universal Finance Corp.:

56

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
6.63%, 7/15/2026	$ 6,525,000	$ 6,631,031
9.75%, 7/15/2027	10,361,000	10,309,195
APTIM Corp. 7.75%, 6/15/2025 (a) (b)	6,341,000	4,850,041
APX Group, Inc. 7.88%, 12/1/2022 (b)	11,244,000	10,793,903
Atento Luxco 1 SA 6.13%, 8/10/2022 (a) (b)	7,520,000	7,575,122
Brink's Co. 4.63%, 10/15/2027 (a) (b)	5,941,000	5,931,197
Cenveo Corp. 6.00%, 8/1/2019 (a) (d)	2,175,000	560,063
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	16,354,000	16,832,354
8.25%, 11/15/2026 (a)	20,275,000	20,870,477
Garda World Security Corp. 8.75%, 5/15/2025 (a)	8,201,000	8,123,419
Gartner, Inc. 5.13%, 4/1/2025 (a)	8,191,000	8,420,839
Harsco Corp. 5.75%, 7/31/2027 (a) (b)	7,735,000	8,069,539
Herc Holdings, Inc. 5.50%, 7/15/2027 (a) (e)	10,950,000	11,044,170
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	10,042,000	9,599,549
7.63%, 6/1/2022 (a) (b)	18,999,000	19,732,931
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	11,792,000	12,195,640
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	9,538,000	10,423,699
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	6,673,000	6,573,239
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a) (b)	10,254,000	10,439,597
5.75%, 4/15/2026 (a) (b)	9,501,000	9,819,283
9.25%, 5/15/2023 (a)	14,785,000	15,524,841
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,982,000	6,198,728
Service Corp. International:
4.63%, 12/15/2027 (b)	6,696,000	6,867,418
5.13%, 6/1/2029	8,808,000	9,280,637
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	6,809,000	7,019,194
Star Merger Sub, Inc.:
6.88%, 8/15/2026 (a)	8,208,000	8,670,931
10.25%, 2/15/2027 (a) (b)	9,338,000	9,919,384
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	10,461,000	7,912,910
United Rentals North America, Inc.:
4.63%, 7/15/2023	10,697,000	10,931,585
4.63%, 10/15/2025	9,796,000	9,954,989
Security Description	Principal Amount	Value
4.88%, 1/15/2028	$ 22,300,000	$ 22,746,000
5.25%, 1/15/2030	8,813,000	9,063,994
5.50%, 7/15/2025 (b)	10,575,000	11,013,862
5.50%, 5/15/2027	11,716,000	12,329,450
5.88%, 9/15/2026	12,628,000	13,453,240
6.50%, 12/15/2026 (b)	14,540,000	15,726,609
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	13,023,000	13,545,353
		401,283,952
COMPUTERS — 1.3%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	17,491,000	15,172,218
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)	150,000	168,003
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	20,117,000	20,436,458
7.13%, 6/15/2024 (a) (b)	19,367,000	20,442,256
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a) (b)	11,861,000	9,643,467
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	10,555,400	8,953,407
9.25%, 3/1/2021 (a) (b)	453,500	441,029
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	7,432,000	7,656,001
West Corp. 8.50%, 10/15/2025 (a) (b)	14,031,000	12,310,378
Western Digital Corp. 4.75%, 2/15/2026 (b)	27,539,000	27,044,124
		122,267,341
COSMETICS/PERSONAL CARE — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	7,783,000	8,093,152
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	6,742,000	6,560,573
		14,653,725
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc. 5.88%, 5/15/2026 (a)	6,405,000	6,684,194
Core & Main L.P. 6.13%, 8/15/2025 (a) (b)	6,163,000	6,238,866
H&E Equipment Services, Inc. 5.63%, 9/1/2025	13,091,000	13,449,432
HD Supply, Inc. 5.38%, 10/15/2026 (a)	9,329,000	9,839,390
IAA, Inc. 5.50%, 6/15/2027 (a)	5,701,000	5,929,553

57

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	$ 9,494,000	$ 9,679,513
		51,820,948
DIVERSIFIED FINANCIAL SERVICES — 3.9%
Ally Financial, Inc.:
3.88%, 5/21/2024	5,969,000	6,113,868
4.13%, 2/13/2022	9,278,000	9,503,455
4.25%, 4/15/2021	8,183,000	8,356,234
4.63%, 3/30/2025 (b)	5,226,000	5,535,066
5.13%, 9/30/2024	9,723,000	10,503,757
5.75%, 11/20/2025 (b)	12,780,000	14,165,863
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	5,957,000	3,539,947
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	8,539,000	7,150,388
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	7,044,000	7,149,096
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
6.25%, 2/1/2022	14,761,000	15,163,090
6.38%, 12/15/2025 (b)	10,922,000	11,163,922
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a) (b)	4,138,000	4,254,029
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a) (b)	3,527,000	3,608,297
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	6,695,000	7,035,642
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a) (b)	6,189,000	6,367,615
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	10,987,000	11,313,753
Navient Corp.:
5.00%, 10/26/2020	6,468,000	6,610,555
5.88%, 3/25/2021	7,154,000	7,449,961
5.88%, 10/25/2024	7,465,000	7,546,891
6.50%, 6/15/2022	10,196,000	10,838,858
6.63%, 7/26/2021	9,899,000	10,531,051
6.75%, 6/25/2025 (b)	6,237,000	6,450,929
6.75%, 6/15/2026 (b)	6,010,000	6,233,031
7.25%, 9/25/2023	8,805,000	9,404,973
NFP Corp. 6.88%, 7/15/2025 (a)	7,842,000	7,756,914
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a) (b)	11,787,000	11,742,092
5.75%, 5/1/2025 (a)	15,875,000	16,375,856
Springleaf Finance Corp.:
5.63%, 3/15/2023	12,331,000	13,100,578
6.13%, 5/15/2022	12,042,000	12,927,930
6.13%, 3/15/2024 (b)	14,842,000	15,955,150
6.63%, 1/15/2028	9,219,000	9,680,134
Security Description	Principal Amount	Value
6.88%, 3/15/2025	$ 17,717,000	$ 19,414,289
7.13%, 3/15/2026	19,179,000	20,969,743
8.25%, 12/15/2020	11,990,975	12,923,273
Vantiv LLC/Vanity Issuer Corp. 4.38%, 11/15/2025 (a)	5,990,000	6,220,615
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	6,229,000	6,449,071
Wand Merger Corp.:
8.13%, 7/15/2023 (a)	11,550,000	11,768,295
9.13%, 7/15/2026 (a) (b)	9,499,000	9,620,017
		370,894,228
ELECTRIC — 2.6%
AES Corp.:
4.00%, 3/15/2021	6,087,000	6,195,409
4.50%, 3/15/2023 (b)	5,916,000	6,073,898
5.13%, 9/1/2027	5,472,000	5,773,453
5.50%, 4/15/2025	7,317,000	7,611,290
6.00%, 5/15/2026	6,846,000	7,269,973
Calpine Corp.:
5.25%, 6/1/2026 (a)	14,285,000	14,543,701
5.38%, 1/15/2023	14,662,000	14,849,527
5.50%, 2/1/2024	8,013,000	7,975,579
5.75%, 1/15/2025 (b)	15,428,000	15,328,798
Clearway Energy Operating LLC:
5.38%, 8/15/2024 (b)	6,036,000	6,140,362
5.75%, 10/15/2025 (a)	7,550,000	7,699,943
Drax Finco PLC 6.63%, 11/1/2025 (a)	4,885,000	5,041,955
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	5,015,000	5,054,167
4.25%, 9/15/2024 (a)	6,681,000	6,724,226
4.50%, 9/15/2027 (a)	4,732,000	4,702,709
NRG Energy, Inc.:
5.25%, 6/15/2029 (a) (b)	8,960,000	9,564,442
5.75%, 1/15/2028 (a)	840	903
5.75%, 1/15/2028 (b)	10,702,000	11,499,513
6.63%, 1/15/2027	17,141,000	18,614,955
7.25%, 5/15/2026	15,032,000	16,551,585
Talen Energy Supply LLC:
6.50%, 6/1/2025	7,554,000	6,339,317
7.25%, 5/15/2027 (a)	9,509,000	9,753,857
10.50%, 1/15/2026 (a) (b)	8,897,000	8,789,791
Vistra Energy Corp. 7.63%, 11/1/2024	669,000	705,059
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	15,011,000	15,585,621
5.50%, 9/1/2026 (a) (b)	11,306,000	11,945,580
5.63%, 2/15/2027 (a)	13,530,000	14,322,858
		244,658,471

58

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Holdings, Inc.:
5.50%, 6/15/2025 (a) (b)	$ 6,920,000	$ 6,996,743
6.38%, 7/15/2026 (a) (b)	6,656,000	6,862,203
7.75%, 1/15/2027 (a) (b)	7,590,000	8,204,562
		22,063,508
ELECTRONICS — 0.2%
Ingram Micro, Inc. 5.45%, 12/15/2024	5,976,000	6,094,444
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)	8,501,000	8,870,369
		14,964,813
ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	6,848,125	6,857,233
5.00%, 1/31/2028 (a)	8,614,000	8,654,830
		15,512,063
ENGINEERING & CONSTRUCTION — 0.4%
AECOM:
5.13%, 3/15/2027	10,179,000	10,585,753
5.88%, 10/15/2024	10,592,000	11,484,800
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	11,574,000	10,487,548
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	7,013,000	6,714,527
		39,272,628
ENTERTAINMENT — 2.4%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	8,009,000	7,413,771
5.88%, 11/15/2026 (b)	7,028,000	6,328,292
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	6,610,000	6,757,403
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027	4,783,000	4,971,211
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	4,762,000	4,786,858
5.50%, 4/1/2027 (a)	9,025,000	9,460,546
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	20,449,000	20,446,342
Eldorado Resorts, Inc.:
6.00%, 4/1/2025	10,513,000	11,050,214
6.00%, 9/15/2026	7,407,000	8,085,852
International Game Technology PLC:
Security Description	Principal Amount	Value
6.25%, 2/15/2022 (a) (b)	$ 18,546,000	$ 19,588,842
6.25%, 1/15/2027 (a) (b)	9,017,000	9,859,909
6.50%, 2/15/2025 (a)	13,160,000	14,396,908
LHMC Finco Sarl 7.88%, 12/20/2023 (a)	6,466,000	6,868,315
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a) (b)	6,318,000	6,499,327
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	6,277,000	6,140,789
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a) (b)	16,283,000	16,441,759
8.25%, 3/15/2026 (a)	13,768,000	14,429,828
10.00%, 12/1/2022	14,329,000	15,067,803
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a) (b)	11,827,000	12,022,382
5.50%, 4/15/2027 (a) (b)	6,000,000	6,242,520
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a)	13,688,000	14,475,060
		221,333,931
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a) (e)	7,110,000	7,237,340
GFL Environmental, Inc. 8.50%, 5/1/2027 (a)	6,487,000	6,975,212
Stericycle, Inc. 5.38%, 7/15/2024 (a)	6,514,000	6,809,410
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	6,426,000	6,534,599
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	5,887,000	6,016,514
		33,573,075
FOOD — 2.8%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's Inc./Albertson's LLC:
5.75%, 3/15/2025	15,642,000	15,784,968
7.50%, 3/15/2026 (a) (b)	7,513,000	8,023,659
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.63%, 6/15/2024	15,052,000	15,592,517
B&G Foods, Inc. 5.25%, 4/1/2025 (b)	11,069,000	11,183,121
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	6,597,000	6,171,164
Dean Foods Co. 6.50%, 3/15/2023 (a)	7,134,000	3,816,690
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	9,561,000	6,525,383
JBS Investments GmbH 7.25%, 4/3/2024 (a)	2,700,000	2,804,976

59

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	$ 13,053,000	$ 13,570,029
5.88%, 7/15/2024 (a)	7,375,000	7,588,433
6.75%, 2/15/2028 (a) (b)	11,495,000	12,480,696
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 4/15/2029 (a)	14,657,000	15,920,433
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	11,104,000	11,503,522
4.88%, 11/1/2026 (a) (b)	9,830,000	10,228,410
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	11,624,000	11,801,382
5.88%, 9/30/2027 (a)	9,854,000	10,191,401
Post Holdings, Inc.:
5.00%, 8/15/2026 (a)	19,168,000	19,465,104
5.50%, 3/1/2025 (a) (b)	11,826,000	12,229,740
5.50%, 12/15/2029 (a) (e)	7,640,000	7,684,083
5.63%, 1/15/2028 (a)	13,176,000	13,537,549
5.75%, 3/1/2027 (a)	15,900,000	16,393,695
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	6,955,000	6,454,170
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	6,981,000	6,361,716
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	6,982,000	7,261,280
US Foods, Inc. 5.88%, 6/15/2024 (a)	7,409,000	7,614,303
		260,188,424
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026	5,909,000	6,002,067
5.00%, 4/1/2025 (a)	8,402,000	8,570,124
5.00%, 2/1/2028 (a) (b)	11,680,000	12,012,179
5.13%, 1/15/2024	11,933,000	12,261,157
		38,845,527
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	10,420,000	10,944,439
5.63%, 5/20/2024	8,173,000	8,718,384
5.75%, 5/20/2027	5,590,000	5,867,991
5.88%, 8/20/2026	6,823,000	7,249,301
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	7,634,000	7,970,659
		40,750,774
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	7,521,000	7,956,541
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.0%
Avantor, Inc.:
6.00%, 10/1/2024 (a)	$ 19,909,000	$ 21,194,723
9.00%, 10/1/2025 (a)	24,983,000	27,823,567
Hologic, Inc. 4.38%, 10/15/2025 (a) (b)	12,453,000	12,620,742
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	7,674,025	7,865,952
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	1,767,000	1,704,696
5.50%, 4/15/2025 (a) (b)	8,024,000	5,380,493
5.63%, 10/15/2023 (a) (b)	8,551,000	6,466,523
5.75%, 8/1/2022 (a) (b)	9,506,000	8,134,189
Teleflex, Inc. 4.63%, 11/15/2027 (b)	5,493,000	5,647,244
		96,838,129
HEALTH CARE SERVICES — 6.1%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	8,815,000	8,959,742
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	6,635,000	6,755,027
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	5,860,000	5,965,597
Centene Corp.:
4.75%, 1/15/2025 (b)	15,637,000	16,136,915
5.63%, 2/15/2021	16,723,000	17,025,519
6.13%, 2/15/2024	13,098,000	13,720,679
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	22,748,000	23,944,545
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	5,466,000	5,758,267
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	38,540,000	37,096,677
8.00%, 3/15/2026 (a)	19,528,000	18,795,700
8.13%, 6/30/2024 (a)	16,905,000	12,670,467
8.63%, 1/15/2024 (a) (b)	14,435,000	14,522,043
9.88%, 6/30/2023 (a) (b) (f)	19,130,971	15,524,592
DaVita, Inc.:
5.00%, 5/1/2025 (b)	18,119,000	17,896,861
5.13%, 7/15/2024	11,661,000	11,675,809
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	11,903,000	12,061,905
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	7,609,000	7,690,645
Envision Helthcare Corp. 8.75%, 10/15/2026 (a) (b)	15,354,000	10,702,199
HCA, Inc.:
4.13%, 6/15/2029	3,538,000	3,644,317
5.25%, 6/15/2026	1,500,500	1,659,523

60

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.38%, 2/1/2025 (b)	$ 31,985,000	$ 34,519,172
5.38%, 9/1/2026	13,301,000	14,328,901
5.63%, 9/1/2028 (b)	21,051,000	22,752,973
5.88%, 2/15/2026 (b)	17,418,000	19,229,646
5.88%, 2/1/2029	12,243,000	13,392,863
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	9,849,000	9,731,698
6.25%, 1/15/2027 (a)	12,019,000	11,823,090
Molina Healthcare, Inc. 5.38%, 11/15/2022	8,244,000	8,610,940
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	19,745,000	18,502,250
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	15,446,965	13,637,508
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	9,389,000	9,978,254
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	18,298,000	19,164,593
Tenet Healthcare Corp.:
4.63%, 7/15/2024	23,473,000	23,835,188
5.13%, 5/1/2025 (b)	16,970,000	17,140,039
6.25%, 2/1/2027 (a)	18,409,000	19,040,429
6.75%, 6/15/2023 (b)	24,353,000	24,484,750
8.13%, 4/1/2022	508,000	532,597
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	14,416,000	15,050,881
5.38%, 8/15/2026 (a)	9,183,000	9,746,928
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	10,664,000	9,945,673
		577,655,402
HOLDING COMPANIES-DIVERS — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	7,292,000	7,275,958
HOME BUILDERS — 0.9%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	5,809,000	6,065,700
Century Communities, Inc. 6.75%, 6/1/2027 (a)	6,624,000	6,722,565
Lennar Corp.:
4.13%, 1/15/2022	5,239,000	5,375,790
4.50%, 11/15/2019	40	40
4.50%, 4/30/2024	7,919,000	8,326,829
4.75%, 4/1/2021 (b)	7,990,000	8,232,257
4.75%, 5/30/2025	6,828,000	7,229,145
4.75%, 11/29/2027	10,427,000	10,971,185
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	6,571,000	6,923,074
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	8,468,000	8,882,847
Security Description	Principal Amount	Value
5.50%, 3/1/2026	$ 7,634,000	$ 8,290,142
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	6,764,000	6,885,414
		83,904,988
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	8,750,000	9,073,838
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	10,686,000	9,431,250
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	6,446,000	6,747,286
Spectrum Brands, Inc. 5.75%, 7/15/2025	12,749,000	13,246,976
		29,425,512
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	11,043,000	10,002,860
8.13%, 2/15/2024 (a)	9,459,000	9,763,201
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	7,890,000	8,080,307
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	6,113,000	6,274,994
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	5,686,000	5,357,804
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	5,913,000	5,891,891
CNO Financial Group, Inc.:
5.25%, 5/30/2025	243,000	261,859
5.25%, 5/30/2029 (b)	3,136,000	3,393,685
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	4,545,000	4,723,846
HUB International, Ltd. 7.00%, 5/1/2026 (a)	16,033,000	16,255,217
USI, Inc. 6.88%, 5/1/2025 (a)	9,419,000	9,326,600
		79,332,264
INTERNET — 2.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a) (b)	8,299,000	8,594,859
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	7,199,000	7,404,099
Netflix, Inc.:
4.38%, 11/15/2026 (b)	12,162,000	12,450,483
4.88%, 4/15/2028	19,382,000	20,024,126

61

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.38%, 11/15/2029 (a)	$ 10,316,000	$ 10,971,994
5.50%, 2/15/2022	9,159,000	9,639,756
5.88%, 2/15/2025	11,519,000	12,692,786
5.88%, 11/15/2028 (b)	21,060,000	23,335,322
6.38%, 5/15/2029 (a)	10,193,000	11,573,642
Symantec Corp. 5.00%, 4/15/2025 (a)	13,462,000	13,800,435
Uber Technologies, Inc.:
7.50%, 11/1/2023 (a) (b)	5,604,000	5,952,401
8.00%, 11/1/2026 (a)	18,450,000	19,628,586
VeriSign, Inc.:
4.75%, 7/15/2027	5,014,000	5,243,140
5.25%, 4/1/2025	7,005,000	7,514,964
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	20,672,000	21,078,412
6.00%, 4/1/2023	17,657,000	18,093,834
6.38%, 5/15/2025	12,061,000	12,325,136
		220,323,975
INVESTMENT COMPANY SECURITY — 0.2%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 5/15/2026 (a)	15,618,000	15,775,429
IRON/STEEL — 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	7,464,000	7,626,267
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	7,647,000	8,023,615
Cleveland-Cliffs, Inc.:
5.75%, 3/1/2025	212,000	210,751
5.88%, 6/1/2027 (a)	9,545,000	9,296,448
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	9,296,000	9,675,184
Steel Dynamics, Inc.:
5.13%, 10/1/2021	8,825,000	8,911,838
5.50%, 10/1/2024	6,685,780	6,926,134
United States Steel Corp.:
6.25%, 3/15/2026	7,803,000	6,949,742
6.88%, 8/15/2025 (b)	11,305,000	10,671,242
		68,291,221
LEISURE TIME — 0.4%
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	5,608,000	5,687,521
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	5,837,000	6,011,877
5.38%, 4/15/2023 (a)	6,579,000	6,749,264
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	9,348,000	9,462,700
Security Description	Principal Amount	Value
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	$ 8,763,000	$ 8,877,883
		36,789,245
LODGING — 2.9%
Boyd Gaming Corp.:
6.00%, 8/15/2026	10,146,000	10,670,853
6.38%, 4/1/2026	8,613,000	9,102,735
6.88%, 5/15/2023	9,639,000	9,979,064
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	6,933,000	7,139,395
10.75%, 9/1/2024 (a) (b)	6,696,000	6,597,971
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	12,869,000	13,072,845
4.88%, 1/15/2030 (a)	11,920,000	12,305,254
5.13%, 5/1/2026	18,044,000	18,815,020
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	10,597,000	10,845,818
4.88%, 4/1/2027	7,999,000	8,267,686
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	9,669,000	9,934,704
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	6,739,000	7,227,578
MGM China Holdings, Ltd.:
5.38%, 5/15/2024 (a) (b)	8,960,000	9,190,182
5.88%, 5/15/2026 (a) (b)	8,835,000	9,083,263
MGM Resorts International:
4.63%, 9/1/2026 (b)	6,995,000	7,048,512
5.50%, 4/15/2027	11,961,000	12,541,826
5.75%, 6/15/2025	10,368,000	11,212,163
6.00%, 3/15/2023	17,169,000	18,611,883
Station Casinos LLC 5.00%, 10/1/2025 (a)	4,927,000	4,944,047
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	8,627,000	8,920,404
Studio City Finance, Ltd.:
7.25%, 2/11/2024 (a) (b)	7,207,000	7,501,118
Series REGS, 7.25%, 2/11/2024	965,000	1,004,382
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a) (b)	5,850,000	6,134,427
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a) (b)	12,042,000	12,063,555
5.50%, 3/1/2025 (a) (b)	22,073,000	22,813,549
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a) (b)	8,894,000	8,749,028
5.50%, 10/1/2027 (a)	7,686,000	7,425,137
		271,202,399

62

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.63%, 2/1/2025 (a)	$ 6,487,000	$ 6,607,204
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	10,239,000	9,827,802
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	6,081,000	5,869,320
		22,304,326
MACHINERY-DIVERSIFIED — 0.2%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	6,721,000	7,250,951
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	6,180,000	6,260,525
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	6,938,000	6,269,316
		19,780,792
MEDIA — 10.3%
Altice Financing SA:
6.63%, 2/15/2023 (a)	24,977,000	25,595,431
7.50%, 5/15/2026 (a)	36,006,000	36,194,671
Altice France SA 8.13%, 2/1/2027 (a) (b)	22,553,000	23,685,386
Altice Luxembourg SA:
7.63%, 2/15/2025 (a)	18,579,000	17,492,872
10.50%, 5/15/2027 (a)	19,348,000	19,866,333
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	10,116,000	10,285,746
5.00%, 4/1/2024	11,889,000	12,241,509
Block Communications, Inc. 6.88%, 2/15/2025 (a)	5,572,000	5,809,089
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	5,760,000	5,791,219
5.00%, 2/1/2028 (a)	29,272,000	29,877,345
5.13%, 5/1/2023 (a)	14,565,000	14,883,974
5.13%, 5/1/2027 (a)	36,035,000	37,319,648
5.38%, 5/1/2025 (a)	9,244,000	9,568,464
5.38%, 6/1/2029 (a) (b)	11,782,000	12,166,211
5.50%, 5/1/2026 (a)	17,477,000	18,311,177
5.75%, 2/15/2026 (a)	28,541,000	30,020,565
5.88%, 4/1/2024 (a)	19,613,000	20,494,016
5.88%, 5/1/2027 (a) (b)	9,249,000	9,767,499
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	7,525,000	7,203,532
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	110,000
Security Description	Principal Amount	Value
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	$ 27,601,000	$ 29,947,085
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	13,428,500	13,793,890
5.38%, 2/1/2028 (a)	11,101,000	11,526,501
5.50%, 5/15/2026 (a)	19,903,000	20,896,359
5.50%, 4/15/2027 (a) (b)	16,714,000	17,555,216
6.50%, 2/1/2029 (a)	22,952,000	25,012,172
6.63%, 10/15/2025 (a) (b)	12,570,000	13,446,506
7.50%, 4/1/2028 (a) (b)	12,362,350	13,602,046
7.75%, 7/15/2025 (a) (b)	7,524,250	8,134,015
10.88%, 10/15/2025 (a)	21,932,700	25,128,733
5.13%, 12/15/2021 (a)	9,383,000	9,385,252
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	6,420,000	6,418,909
DISH DBS Corp.:
5.88%, 11/15/2024	26,076,000	24,585,757
7.75%, 7/1/2026 (b)	25,117,000	24,550,361
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	8,367,000	9,072,254
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	7,153,000	7,277,176
5.88%, 7/15/2026 (a)	9,042,000	9,377,549
iHeartCommunications, Inc.:
6.38%, 5/1/2026	9,066,000	9,619,117
8.38%, 5/1/2027	17,603,000	18,425,588
Meredith Corp. 6.88%, 2/1/2026	15,011,000	15,954,141
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	7,219,000	7,491,589
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	11,251,000	11,649,960
Nexstar Escrow, Inc. 5.63%, 7/15/2027 (a) (e)	7,255,000	7,451,320
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	6,600,000	6,777,540
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	12,433,000	12,495,662
4.63%, 7/15/2024 (a) (e)	18,715,000	19,166,967
5.00%, 8/1/2027 (a) (b)	19,566,000	19,930,906
5.38%, 4/15/2025 (a)	10,537,000	10,879,769
5.38%, 7/15/2026 (a)	12,963,000	13,450,279
5.50%, 7/1/2029 (a)	15,181,000	15,590,432
6.00%, 7/15/2024 (a)	1,925,000	1,985,291
TEGNA, Inc. 6.38%, 10/15/2023 (b)	136,340	141,059
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	12,200,000	12,304,676
Tribune Media Co. 5.88%, 7/15/2022	13,987,000	14,231,353
Unitymedia GmbH 6.13%, 1/15/2025 (a) (b)	8,706,000	9,078,530

63

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.00%, 1/15/2025 (a)	$ 6,312,000	$ 6,518,907
Univision Communications, Inc. 5.13%, 2/15/2025 (a) (b)	17,652,000	16,819,708
UPC Holding B.V. 5.50%, 1/15/2028 (a)	6,491,000	6,586,937
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	13,912,000	14,304,875
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	7,978,200	8,145,503
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b) (c)	7,849,000	8,124,107
Videotron, Ltd. 5.13%, 4/15/2027 (a)	6,753,000	7,047,093
Virgin Media Finance PLC 6.00%, 10/15/2024 (a)	6,613,000	6,874,941
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	12,063,000	12,346,963
5.50%, 8/15/2026 (a) (b)	8,826,000	9,147,178
5.50%, 5/15/2029 (a)	18,812,000	19,092,111
Ziggo B.V. 5.50%, 1/15/2027 (a)	23,582,000	23,970,867
Ziggo Bond Co. B.V. 6.00%, 1/15/2027 (a)	7,381,000	7,411,188
		969,409,025
METAL FABRICATE & HARDWARE — 0.5%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	11,292,000	10,831,625
Novelis Corp.:
5.88%, 9/30/2026 (a)	19,892,000	20,191,574
6.25%, 8/15/2024 (a)	14,778,000	15,479,364
		46,502,563
MINING — 1.3%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a) (b)	6,588,000	6,884,131
6.75%, 9/30/2024 (a)	8,764,000	9,254,784
7.00%, 9/30/2026 (a)	8,502,000	9,117,460
Constellium NV:
5.88%, 2/15/2026 (a) (b)	7,439,000	7,646,474
6.63%, 3/1/2025 (a) (b)	8,214,000	8,558,659
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	8,621,000	8,839,973
5.13%, 3/15/2023 (a)	7,078,000	7,317,803
5.13%, 5/15/2024 (a) (b)	9,017,000	9,353,424
Freeport-McMoRan, Inc.:
4.00%, 11/14/2021	8,567,000	8,709,383
Security Description	Principal Amount	Value
4.55%, 11/14/2024 (b)	$ 10,233,000	$ 10,465,084
6.88%, 2/15/2023	10,185,000	10,748,842
Hecla Mining Co. 6.88%, 5/1/2021	1,158,000	1,103,215
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	7,588,000	7,834,610
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	7,485,000	7,923,696
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	6,798,000	4,666,895
		118,424,433
MISCELLANEOUS MANUFACTURER — 0.1%
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	6,738,000	6,277,458
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	490,000	489,652
Koppers, Inc. 6.00%, 2/15/2025 (a)	6,788,000	6,377,801
		13,144,911
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023 (b)	6,117,000	6,250,106
5.00%, 9/1/2025 (b)	5,973,000	6,218,431
5.50%, 12/1/2024	7,134,000	7,637,874
Pitney Bowes, Inc. 3.88%, 10/1/2021 (b)	8,163,200	8,019,201
Xerox Corp. 4.13%, 3/15/2023	12,553,000	12,790,628
		40,916,240
OIL & GAS — 8.2%
Aker BP ASA:
4.75%, 6/15/2024 (a) (b)	6,170,000	6,374,536
5.88%, 3/31/2025 (a)	2,779,000	2,938,820
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024	4,206,000	1,627,175
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	6,987,000	6,463,254
5.13%, 12/1/2022	14,495,000	13,915,925
5.63%, 6/1/2023 (b)	9,809,000	9,471,374
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	7,397,000	6,767,367
10.00%, 4/1/2022 (a)	12,260,000	12,991,064
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	7,351,000	6,273,123
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	25,166,000	18,961,071
Callon Petroleum Co. 6.13%, 10/1/2024 (b)	6,852,000	6,918,533

64

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	$ 8,566,000	$ 8,297,884
Centennial Resource Production LLC 6.88%, 4/1/2027 (a)	6,196,000	6,255,853
Chesapeake Energy Corp.:
7.00%, 10/1/2024 (b)	11,646,000	10,460,437
8.00%, 1/15/2025 (b)	17,536,000	16,271,128
8.00%, 3/15/2026 (a)	10,764,000	9,809,556
8.00%, 6/15/2027 (b)	18,137,000	15,974,344
CNX Resources Corp.:
5.88%, 4/15/2022	341,500	331,562
7.25%, 3/14/2027 (a) (b)	6,880,000	5,992,824
Comstock Resources, Inc. 9.75%, 8/15/2026	10,143,000	7,782,318
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	7,713,000	5,549,889
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a) (b)	14,072,000	14,109,009
Denbury Resources, Inc.:
7.75%, 2/15/2024 (a)	6,350,000	5,300,409
9.00%, 5/15/2021 (a)	7,782,000	7,662,702
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025 (b)	7,030,000	6,681,101
Diamondback Energy, Inc.:
4.75%, 11/1/2024	7,088,000	7,286,393
4.75%, 11/1/2024 (a)	9,349,000	9,610,679
5.38%, 5/31/2025	8,981,000	9,451,784
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	7,052,000	7,314,616
5.75%, 1/30/2028 (a)	5,429,000	5,731,232
Ensco PLC:
4.50%, 10/1/2024 (b)	7,058,000	5,277,761
5.20%, 3/15/2025 (b)	7,087,000	5,214,969
7.75%, 2/1/2026 (b)	12,355,000	9,204,846
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a) (b)	8,798,000	8,640,340
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75%, 5/15/2026 (a)	11,864,000	10,596,688
8.00%, 11/29/2024 (a)	5,898,000	3,952,132
8.00%, 2/15/2025 (a)	7,645,000	1,679,759
9.38%, 5/1/2024 (a)	9,814,000	2,258,790
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	10,502,000	8,475,639
Gulfport Energy Corp.:
6.00%, 10/15/2024	8,755,568	6,768,492
6.38%, 5/15/2025	6,854,000	5,301,706
Halcon Resources Corp.:
6.75%, 2/15/2025 (a)	450,000	138,938
6.75%, 2/15/2025	5,349,000	1,652,413
Security Description	Principal Amount	Value
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	$ 9,572,000	$ 9,871,699
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	7,789,000	7,750,289
5.75%, 10/1/2025 (a)	5,833,000	5,863,157
6.25%, 11/1/2028 (a)	5,878,000	5,921,556
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	8,513,000	7,661,785
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	7,103,000	3,445,452
Matador Resources Co. 5.88%, 9/15/2026 (b)	10,728,000	10,874,866
MEG Energy Corp. 6.50%, 1/15/2025 (a)	7,837,000	7,876,420
Montage Resources Corp. 8.88%, 7/15/2023	7,415,000	6,322,474
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	8,793,000	7,523,643
10.50%, 5/15/2027 (a)	6,354,000	6,070,230
Murphy Oil Corp.:
5.75%, 8/15/2025	7,562,000	7,834,308
6.88%, 8/15/2024	7,557,000	7,941,500
Nabors Industries, Inc.:
5.50%, 1/15/2023 (b)	7,568,540	7,078,099
5.75%, 2/1/2025	9,913,000	8,792,137
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,065,000	6,149,607
Noble Holding International, Ltd. 7.88%, 2/1/2026 (a) (b)	8,762,000	7,537,248
Pacific Drilling SA 8.38%, 10/1/2023 (a) (b)	9,293,000	9,227,577
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a) (e)	6,163,000	6,273,441
6.00%, 4/1/2026 (a)	7,179,000	7,340,528
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a) (b)	9,227,000	9,452,785
5.63%, 10/15/2027 (a)	8,224,000	8,603,373
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	10,042,000	10,490,978
PDC Energy, Inc. 5.75%, 5/15/2026	6,968,000	6,913,789
Puma International Financing SA:
5.00%, 1/24/2026 (a)	10,477,000	9,297,290
5.13%, 10/6/2024 (a)	6,584,000	6,090,661
QEP Resources, Inc. 5.63%, 3/1/2026 (b)	6,760,000	6,351,088
Range Resources Corp.:
4.88%, 5/15/2025 (b)	9,558,000	8,386,572
5.00%, 8/15/2022	7,593,000	7,251,543

65

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 3/15/2023 (b)	$ 9,521,000	$ 8,975,351
Rowan Cos., Inc. 7.38%, 6/15/2025 (b)	6,291,000	4,917,612
Sable Permian Resources Land LLC/AEPB Finance Corp. 7.38%, 11/1/2021 (a)	1,720,000	170,125
Sanchez Energy Corp.:
6.13%, 1/15/2023	6,469,000	288,841
7.25%, 2/15/2023 (a) (b)	5,978,000	4,535,568
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	10,014,000	9,636,572
SM Energy Co.:
5.63%, 6/1/2025	6,843,000	6,216,386
6.63%, 1/15/2027	7,482,000	6,924,666
6.75%, 9/15/2026 (b)	6,709,000	6,292,505
Southwestern Energy Co.:
6.20%, 1/23/2025	12,539,000	11,478,828
7.50%, 4/1/2026 (b)	8,470,000	8,033,456
7.75%, 10/1/2027 (b)	6,266,000	6,006,400
SRC Energy, Inc. 6.25%, 12/1/2025	8,411,000	7,655,440
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027 (a)	8,258,000	8,668,010
Series WI, 4.88%, 1/15/2023	10,730,000	10,979,687
Series WI, 5.50%, 2/15/2026	10,196,000	10,609,652
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	8,960,490	9,125,721
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	5,369,017	5,534,383
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	7,638,000	8,078,483
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	6,506,000	6,514,002
Transocean, Inc.:
7.25%, 11/1/2025 (a)	9,919,000	9,425,530
7.50%, 1/15/2026 (a)	10,960,000	10,468,115
9.00%, 7/15/2023 (a)	13,186,000	14,013,290
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	6,573,000	4,218,354
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	8,676,000	8,310,914
Whiting Petroleum Corp. 6.63%, 1/15/2026 (b)	10,482,000	10,137,352
WildHorse Resource Development Corp. 6.88%, 2/1/2025	9,181,000	8,746,831
WPX Energy, Inc.:
5.25%, 9/15/2024	9,020,620	9,251,548
5.75%, 6/1/2026 (b)	6,871,000	7,138,488
8.25%, 8/1/2023	6,137,000	6,994,584
		771,279,224
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.8%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	$ 6,321,000	$ 6,608,542
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	7,757,000	5,440,139
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a) (b)	6,187,000	4,587,227
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a)	15,440,000	14,445,355
Oceaneering International, Inc. 4.65%, 11/15/2024	5,355,000	5,279,066
SESI LLC 7.75%, 9/15/2024	6,019,380	3,880,454
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	9,284	9,908
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	5,747,700	5,943,467
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	10,348,000	10,951,392
6.88%, 9/1/2027 (a)	10,093,000	10,594,319
Weatherford International, Ltd.:
7.75%, 6/15/2021	5,997,000	3,141,049
8.25%, 6/15/2023	2,293,000	1,210,865
9.88%, 2/15/2024	2,490,000	1,302,718
		73,394,501
PACKAGING & CONTAINERS — 3.1%
ARD Finance SA PIK 7.13%, 9/15/2023	9,508,400	9,700,660
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	9,941,000	10,036,334
4.63%, 5/15/2023 (a)	12,120,000	12,339,615
6.00%, 2/15/2025 (a) (b)	21,032,000	21,813,760
7.25%, 5/15/2024 (a)	20,554,000	21,711,601
Ball Corp.:
4.38%, 12/15/2020	10,602,000	10,840,545
4.88%, 3/15/2026 (b)	10,329,000	10,951,219
5.25%, 7/1/2025	13,777,000	14,924,762
Berry Global Escrow Corp.:
4.88%, 7/15/2026 (a)	14,234,000	14,534,338
5.63%, 7/15/2027 (a) (b)	6,092,000	6,333,243
Berry Global, Inc.:
4.50%, 2/15/2026 (a)	7,272,000	7,174,337
5.13%, 7/15/2023 (b)	8,795,000	8,992,360
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	18,975,000	18,977,846
7.25%, 4/15/2025 (a) (b)	16,993,000	16,395,866

66

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (b)	$ 10,406,000	$ 10,693,934
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	7,253,000	6,566,286
7.88%, 7/15/2026 (a)	5,878,000	5,429,920
Greif, Inc. 6.50%, 3/1/2027 (a)	7,800,000	8,053,500
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a) (e)	7,510,000	7,598,167
10.50%, 7/15/2027 (a) (e)	9,130,000	9,174,463
Multi-Color Corp. 4.88%, 11/1/2025 (a)	6,758,000	7,110,700
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	5,672,000	5,830,532
5.88%, 8/15/2023 (a)	8,560,000	9,185,222
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	7,067,000	6,537,116
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	22,689,800	23,118,410
7.00%, 7/15/2024 (a) (b)	9,620,000	9,940,635
		293,965,371
PHARMACEUTICALS — 2.7%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	18,077,000	18,840,934
5.75%, 8/15/2027 (a)	5,249,000	5,514,547
5.88%, 5/15/2023 (a)	16,236,040	16,438,341
6.13%, 4/15/2025 (a) (b)	32,197,000	32,901,148
6.50%, 3/15/2022 (a)	12,048,000	12,488,475
7.00%, 3/15/2024 (a)	19,437,000	20,655,311
7.00%, 1/15/2028 (a)	6,982,000	7,232,305
7.25%, 5/30/2029 (a) (b)	7,681,000	7,984,630
9.00%, 12/15/2025 (a)	18,337,000	20,501,500
Elanco Animal Health, Inc.:
4.90%, 8/28/2028	7,373,000	8,234,273
Series WI, 3.91%, 8/27/2021	7,595,000	7,759,784
Series WI, 4.27%, 8/28/2023	8,340,000	8,753,337
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a) (b)	17,207,000	12,389,900
6.00%, 2/1/2025 (a)	15,168,000	10,197,598
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	5,413,000	5,669,306
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	18,239,000	17,909,786
Valeant Pharmaceuticals International, Inc.:
8.50%, 1/31/2027 (a)	19,411,000	21,370,346
Security Description	Principal Amount	Value
9.25%, 4/1/2026 (a)	$ 17,494,000	$ 19,590,481
		254,432,002
PIPELINES — 3.8%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	7,601,000	8,329,328
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	9,878,000	9,898,744
5.75%, 3/1/2027 (a)	7,520,000	7,519,474
5.75%, 1/15/2028 (a)	11,444,000	11,358,284
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	11,132,000	11,305,437
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027	18,758,000	20,384,694
5.88%, 3/31/2025	19,936,000	22,197,939
7.00%, 6/30/2024	15,371,000	17,679,263
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025 (b)	18,728,000	19,364,939
5.63%, 10/1/2026 (a)	13,480,000	14,222,748
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	7,304,000	7,279,312
5.75%, 4/1/2025	6,843,000	6,964,669
6.25%, 4/1/2023	8,430,000	8,601,382
DCP Midstream Operating L.P.:
5.13%, 5/15/2029	6,410,000	6,622,491
5.38%, 7/15/2025	10,727,000	11,310,442
Energy Transfer L.P. 4.25%, 3/15/2023	32,000	31,450
EnLink Midstream LLC 5.38%, 6/1/2029	6,471,000	6,640,993
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	11,315,000	11,121,400
4.85%, 7/15/2026	4,406,000	4,434,947
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	5,641,000	5,545,724
6.75%, 8/1/2022	9,817,500	9,956,025
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	4,075,000	4,248,554
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	7,525,000	7,769,638
4.88%, 8/15/2027 (a)	8,423,000	8,924,590
NuStar Logistics L.P.:
5.63%, 4/28/2027	7,083,000	7,135,556
6.00%, 6/1/2026	5,823,000	6,033,851
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	5,376,000	5,540,452

67

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	$ 7,126,000	$ 6,244,371
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	6,681,000	6,778,008
5.50%, 9/15/2024 (a)	8,193,000	8,459,272
5.50%, 1/15/2028 (a)	9,852,000	9,957,022
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028 (b)	10,239,000	10,332,584
5.13%, 2/1/2025 (b)	5,959,000	6,144,563
5.38%, 2/1/2027 (b)	5,962,000	6,176,811
5.88%, 4/15/2026	11,772,000	12,513,989
6.50%, 7/15/2027 (a)	9,831,000	10,726,702
6.75%, 3/15/2024	7,411,000	7,728,858
6.88%, 1/15/2029 (a) (b)	9,172,000	10,168,446
		355,652,952
REAL ESTATE — 0.7%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	7,434,000	7,470,501
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	6,559,000	6,700,740
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	12,200,000	12,585,520
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	5,925,000	5,609,138
Newmark Group, Inc. 6.13%, 11/15/2023	6,764,000	7,159,829
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	6,298,000	5,666,752
5.25%, 12/1/2021 (a) (b)	7,401,000	7,220,120
9.38%, 4/1/2027 (a) (b)	8,408,000	7,383,737
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	9,218,000	9,103,144
		68,899,481
REAL ESTATE INVESTMENT TRUSTS — 2.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	13,721,000	14,132,630
CBL & Associates L.P. 5.95%, 12/15/2026	6,470,640	4,427,406
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024	8,268,000	8,505,374
Equinix, Inc.:
5.38%, 1/1/2022	9,078,000	9,317,387
Security Description	Principal Amount	Value
5.38%, 5/15/2027	$ 15,119,000	$ 16,224,199
5.75%, 1/1/2025 (b)	5,929,000	6,173,216
5.88%, 1/15/2026	13,590,000	14,466,283
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	16,532,000	16,922,651
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	5,824,000	5,884,511
4.88%, 9/15/2027 (a)	13,151,000	13,031,852
5.25%, 3/15/2028 (a)	11,304,000	11,342,095
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	6,995,000	7,157,844
5.63%, 5/1/2024	12,969,000	13,973,579
5.75%, 2/1/2027 (a)	10,171,000	10,954,777
MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	16,652,000	17,155,223
5.25%, 8/1/2026 (b)	6,385,000	6,701,504
6.38%, 3/1/2024	4,911,000	5,160,724
SBA Communications Corp.:
4.00%, 10/1/2022	9,263,000	9,383,604
4.88%, 7/15/2022	2,903,000	2,938,562
4.88%, 9/1/2024	13,128,000	13,508,187
Senior Housing Properties Trust 4.75%, 2/15/2028 (b)	3,703,000	3,590,688
Starwood Property Trust, Inc. 5.00%, 12/15/2021	8,191,500	8,447,157
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a)	5,977,000	5,398,785
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	8,156,800	7,794,557
8.25%, 10/15/2023	13,669,000	12,658,724
Washington Prime Group L.P. 5.95%, 8/15/2024 (b)	7,446,000	7,055,532
		252,307,051
RETAIL — 3.5%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a) (b)	18,080,000	18,252,664
4.63%, 1/15/2022 (a)	14,567,000	14,637,796
5.00%, 10/15/2025 (a)	33,300,000	33,591,042
Asbury Automotive Group, Inc. 6.00%, 12/15/2024 (b)	6,169,000	6,414,896
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	16,194,000	16,031,088
Carvana Co. 8.88%, 10/1/2023 (a)	6,981,000	7,049,344
eG Global Finance PLC 6.75%, 2/7/2025 (a)	10,023,000	9,944,821
Golden Nugget, Inc.:

68

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
6.75%, 10/15/2024 (a)	$ 14,813,000	$ 15,259,019
8.75%, 10/1/2025 (a)	9,808,000	10,299,969
Group 1 Automotive, Inc. 5.00%, 6/1/2022	3,816,000	3,860,533
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	9,281,000	8,931,477
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a)	5,721,000	4,797,631
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	7,247,000	7,442,162
5.00%, 6/1/2024 (a)	14,828,000	15,329,631
5.25%, 6/1/2026 (a)	13,296,000	13,957,742
L Brands, Inc.:
5.25%, 2/1/2028 (b)	5,399,000	4,934,848
7.50%, 6/15/2029	6,260,000	6,274,586
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (e)	6,450,000	6,433,617
Party City Holdings, Inc. 6.63%, 8/1/2026 (a) (b)	6,850,000	6,637,444
Penske Automotive Group, Inc. 5.50%, 5/15/2026 (b)	6,014,000	6,266,588
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	15,394,000	14,930,794
7.13%, 3/15/2023 (a)	22,236,000	20,854,700
8.88%, 6/1/2025 (a) (b)	8,125,000	7,798,944
Rite Aid Corp. 6.13%, 4/1/2023 (a)	21,397,000	18,044,946
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	8,629,000	8,467,638
Staples, Inc.:
7.50%, 4/15/2026 (a)	25,144,000	24,966,232
10.75%, 4/15/2027 (a) (b)	13,509,000	13,342,029
		324,752,181
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,646,000	7,595,536
Entegris, Inc. 4.63%, 2/10/2026 (a)	6,788,000	6,840,403
Qorvo, Inc. 5.50%, 7/15/2026 (b)	9,752,000	10,320,542
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	9,511,000	10,111,049
		34,867,530
SOFTWARE — 3.7%
Camelot Finance SA 7.88%, 10/15/2024 (a)	4,583,000	4,815,037
CDK Global, Inc.:
4.88%, 6/1/2027 (b)	8,285,000	8,576,301
5.00%, 10/15/2024 (b)	3,496,000	3,658,634
5.25%, 5/15/2029 (a)	6,113,000	6,322,309
5.88%, 6/15/2026 (b)	6,015,000	6,379,509
Security Description	Principal Amount	Value
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a) (b)	$ 11,092,000	$ 11,254,054
First Data Corp.:
5.00%, 1/15/2024 (a)	23,370,000	23,946,304
5.38%, 8/15/2023 (a)	14,779,000	15,039,997
5.75%, 1/15/2024 (a)	26,677,000	27,447,432
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	8,574,000	9,323,625
Infor US, Inc. 6.50%, 5/15/2022	19,566,000	19,912,318
Informatica LLC 7.13%, 7/15/2023 (a)	7,031,000	7,149,965
IQVIA, Inc.:
4.88%, 5/15/2023 (a)	9,719,000	9,969,750
5.00%, 10/15/2026 (a)	15,726,000	16,306,604
5.00%, 5/15/2027 (a)	11,060,000	11,409,496
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	7,908,000	8,283,630
MSCI, Inc.:
4.75%, 8/1/2026 (a) (b)	6,330,000	6,569,274
5.25%, 11/15/2024 (a)	8,987,500	9,306,107
5.38%, 5/15/2027 (a) (b)	4,930,000	5,265,487
5.75%, 8/15/2025 (a)	10,844,000	11,386,308
Nuance Communications, Inc. 5.63%, 12/15/2026	6,600,960	6,884,867
Open Text Corp.:
5.63%, 1/15/2023 (a)	10,669,000	10,951,622
5.88%, 6/1/2026 (a)	10,547,930	11,186,607
PTC, Inc. 6.00%, 5/15/2024	5,797,000	6,087,082
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	14,767,000	13,582,834
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	25,728,000	27,878,346
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	23,888,000	24,810,077
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	12,565,000	13,350,438
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	9,923,000	8,512,545
		345,566,559
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a) (b)	7,818,000	7,902,044
TELECOMMUNICATIONS — 8.5%
Altice France SA:
6.25%, 5/15/2024 (a)	1,477,000	1,520,675

69

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
7.38%, 5/1/2026 (a)	$ 65,855,000	$ 67,502,692
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	2,068,026	685,034
C&W Senior Financing DAC 7.50%, 10/15/2026 (a) (b)	4,930,000	5,160,182
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	11,579,000	11,969,907
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	7,031,000	7,158,472
Series Y, 7.50%, 4/1/2024 (b)	13,035,000	14,403,675
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	8,844,000	7,805,538
CommScope Finance LLC:
5.50%, 3/1/2024 (a)	17,199,000	17,649,270
6.00%, 3/1/2026 (a)	18,924,000	19,402,777
8.25%, 3/1/2027 (a) (b)	12,923,000	13,193,995
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	8,826,000	7,697,684
6.00%, 6/15/2025 (a)	18,292,000	17,134,665
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	6,394,000	5,970,525
Frontier Communications Corp.:
6.88%, 1/15/2025	7,032,000	3,936,162
8.00%, 4/1/2027 (a)	21,069,000	21,933,461
8.50%, 4/1/2026 (a)	18,220,000	17,690,345
10.50%, 9/15/2022	28,132,000	19,059,430
11.00%, 9/15/2025 (b)	45,129,000	28,123,941
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	11,171,000	11,466,026
GTT Communications, Inc. 7.88%, 12/31/2024 (a) (b)	7,652,000	6,254,056
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	9,805,000	10,078,363
6.63%, 8/1/2026 (b)	8,008,000	8,410,082
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	1,770,000	1,787,151
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	16,936,000	14,985,989
Intelsat Jackson Holdings SA:
8.00%, 2/15/2024 (a) (b)	17,671,000	18,424,668
8.50%, 10/15/2024 (a)	36,915,000	36,554,710
9.75%, 7/15/2025 (a)	18,486,000	18,917,463
Intelsat Luxembourg SA 7.75%, 6/1/2021	1,626,000	1,561,301
Level 3 Financing, Inc.:
5.13%, 5/1/2023	8,578,000	8,664,552
5.25%, 3/15/2026	10,891,000	11,286,561
5.38%, 8/15/2022	11,619,000	11,666,754
5.38%, 1/15/2024	11,167,000	11,415,689
5.38%, 5/1/2025 (b)	11,874,000	12,263,230
5.63%, 2/1/2023	7,541,000	7,628,777
Security Description	Principal Amount	Value
Level 3 Parent LLC 5.75%, 12/1/2022	$ 7,981,000	$ 8,054,744
Nokia Oyj:
3.38%, 6/12/2022	6,343,000	6,424,127
4.38%, 6/12/2027	6,231,000	6,390,202
Plantronics, Inc. 5.50%, 5/31/2023 (a)	6,462,000	6,455,280
Sprint Corp.:
7.63%, 2/15/2025	18,963,000	20,252,484
7.63%, 3/1/2026 (b)	18,602,000	19,811,502
7.88%, 9/15/2023	53,423,000	58,002,954
Telecom Italia SpA 5.30%, 5/30/2024 (a)	327,000	338,422
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	6,395,000	6,936,593
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	5,594,000	5,727,529
4.50%, 2/1/2026	12,610,000	12,923,863
4.75%, 2/1/2028 (b)	18,848,000	19,418,529
5.13%, 4/15/2025	4,717,000	4,913,227
5.38%, 4/15/2027 (b)	6,706,000	7,176,091
6.00%, 3/1/2023	15,249,000	15,598,507
6.00%, 4/15/2024	14,341,000	14,961,105
6.38%, 3/1/2025	22,525,000	23,355,947
6.50%, 1/15/2026	26,938,000	29,052,364
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	11,221,000	11,022,388
5.63%, 4/15/2027 (a)	6,536,000	6,798,420
Wind Tre SpA 5.00%, 1/20/2026 (a) (b)	25,256,000	24,637,733
Windstream Services LLC/Windstream Finance Corp. 8.63%, 10/31/2025 (a) (d)	1,528,000	1,565,956
WTT Investment, Ltd. 5.50%, 11/21/2022 (a)	7,464,000	7,730,465
		796,912,234
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc. 6.75%, 12/31/2025 (a) (b)	19,245,000	19,796,369
TRANSPORTATION — 0.5%
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	9,176,000	9,028,266
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a) (b)	7,264,000	7,527,756
6.50%, 6/15/2022 (a)	15,055,000	15,355,949
6.75%, 8/15/2024 (a)	14,315,000	15,261,365
		47,173,336

70

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	$ 4,753,000	$ 4,960,421
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	8,822,000	9,176,821
		14,137,242
TOTAL CORPORATE BONDS & NOTES (Cost $9,461,568,129)		9,263,633,742
	Shares
COMMON STOCKS — 0.0%(g)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (g)
Avanti Communications Group PLC (h)	9,671,825	209,566
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Amplify Energy Corp. (h)	145,783	813,469
PHARMACEUTICALS — 0.0% (g)
Advanz Pharma Corp.	37,536	614,840
TRANSPORTATION INFRASTRUCTURE — 0.0% (g)
ATD New Holdings, Inc. (i)	35,050	570,264
TOTAL COMMON STOCKS (Cost $13,884,056)		2,208,139
CONVERTIBLE PREFERRED STOCKS — 0.0% (g)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (g)
Ditech Holding Corp. Zero Coupon, 2/9/2023	1,299	130
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,865,661)		130
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (j) (k)	65,180,830	65,180,830
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (l) (m)	562,071,667	$ 562,071,667
TOTAL SHORT-TERM INVESTMENTS (Cost $627,252,497)		627,252,497
TOTAL INVESTMENTS — 105.2% (Cost $10,104,570,343)		9,893,094,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(490,855,574)
NET ASSETS — 100.0%		$ 9,402,238,934
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 62.1% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(g)	Amount is less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $570,264, representing less than 0.05% of net assets.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2019.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
LIBOR	= London Interbank Offered Rate
PIK	= Payment in Kind
REIT	= Real Estate Investment Trust

71

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$9,263,633,742	$—	$9,263,633,742
Common Stocks	1,637,875	570,264	—	2,208,139
Convertible Preferred Stocks	—	130	—	130
Short-Term Investments	627,252,497	—	—	627,252,497
TOTAL INVESTMENTS	$628,890,372	$9,264,204,136	$—	$9,893,094,508
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,654,278	$ 11,654,278	$1,818,254,119	$1,764,727,567	$—	$—	65,180,830	$ 65,180,830	$1,034,578
State Street Navigator Securities Lending Government Money Market Portfolio	633,602,775	633,602,775	1,566,150,629	2,199,753,404	—	—	—	—	4,617,152
State Street Navigator Securities Lending Portfolio III	—	—	952,207,270	390,135,603	—	—	562,071,667	562,071,667	922,710
Total		$645,257,053	$4,336,612,018	$4,354,616,574	$—	$—		$627,252,497	$6,574,440
72	ARJNK

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 0.7%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$ 4,501,000	$ 704,452
Affinion Group, Inc. PIK 12.50%, 11/10/2022 (a)	3,053,956	1,891,987
Clear Channel International B.V. 8.75%, 12/15/2020 (a)	3,256,000	3,337,400
Lamar Media Corp.:
5.00%, 5/1/2023 (b)	2,331,000	2,371,326
5.38%, 1/15/2024	1,943,000	1,998,045
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	5,995,000	5,505,928
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	1,871,000	1,896,801
5.63%, 2/15/2024	1,807,000	1,861,752
5.88%, 3/15/2025	605,000	625,963
		20,193,654
AEROSPACE & DEFENSE — 1.9%
Arconic, Inc.:
5.40%, 4/15/2021	8,008,000	8,310,462
5.87%, 2/23/2022	5,155,000	5,479,146
6.15%, 8/15/2020	8,485,000	8,782,230
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	4,579,000	4,651,531
6.00%, 10/15/2022 (a)	7,208,000	7,238,995
6.13%, 1/15/2023 (a)	9,872,500	9,924,429
8.75%, 12/1/2021 (a)	5,700,000	6,218,871
TransDigm, Inc.:
6.00%, 7/15/2022	6,751,000	6,835,388
6.50%, 7/15/2024	1,925	1,949
Triumph Group, Inc. 4.88%, 4/1/2021	1,495,000	1,476,402
		58,919,403
AGRICULTURE — 0.1%
Pyxus International, Inc. 9.88%, 7/15/2021 (b)	4,119,900	3,543,979
AIRLINES — 0.8%
Air Canada 7.75%, 4/15/2021 (a)	1,370,000	1,476,449
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (b)	2,435,000	2,453,409
5.00%, 6/1/2022 (a)	4,583,000	4,715,815
5.50%, 10/1/2019 (a)	5,260,000	5,285,932
United Continental Holdings, Inc.:
4.25%, 10/1/2022	1,412,900	1,446,569
4.88%, 1/15/2025 (b)	2,194,000	2,252,887
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (a) (b)	2,243,000	2,296,832
Security Description	Principal Amount	Value
8.50%, 11/15/2019 (a)	$ 2,141,000	$ 2,173,115
WestJet Airlines, Ltd. 3.50%, 6/16/2021 (a)	816,000	819,786
		22,920,794
APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	2,601,000	2,699,500
AUTO MANUFACTURERS — 1.1%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (b)	2,335,000	2,316,413
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	3,977,000	4,173,464
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	9,781,000	9,899,448
5.25%, 4/15/2023	8,538,180	9,023,319
Jaguar Land Rover Automotive PLC:
4.25%, 11/15/2019 (a) (b)	2,319,000	2,315,614
5.63%, 2/1/2023 (a) (b)	4,426,000	4,386,786
		32,115,044
AUTO PARTS & EQUIPMENT — 0.5%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	93,000	92,517
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	3,751,000	3,821,481
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023 (b)	4,300,000	4,353,664
Meritor, Inc. 6.25%, 2/15/2024	3,436,000	3,538,084
Titan International, Inc. 6.50%, 11/30/2023	2,520,000	2,186,932
		13,992,678
BANKS — 0.9%
CIT Group, Inc.:
4.13%, 3/9/2021 (b)	1,952,000	1,990,630
4.75%, 2/16/2024	2,766,000	2,940,286
5.00%, 8/15/2022	7,361,000	7,808,254
5.00%, 8/1/2023	4,763,000	5,100,316
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	6,066,000	6,077,343
5.71%, 1/15/2026 (a)	4,500,000	4,539,825
		28,456,654
BEVERAGES — 0.1%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	3,705,000	3,515,897
BIOTECHNOLOGY — 0.1%
Sotera Health Topco, Inc. PIK 8.13%, 11/1/2021 (a)	2,439,000	2,437,390

73

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.7%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 1/1/2024 (a)	$ 4,120,000	$ 3,885,737
Griffon Corp. 5.25%, 3/1/2022	7,898,000	7,879,519
Masonite International Corp. 5.63%, 3/15/2023 (a)	1,570,000	1,616,645
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,664,000	2,694,236
Standard Industries, Inc. 5.50%, 2/15/2023 (a)	2,969,000	3,050,647
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	1,310,000	1,332,755
US Concrete, Inc. 6.38%, 6/1/2024	1,484,000	1,547,218
		22,006,757
CHEMICALS — 2.0%
Ashland LLC 4.75%, 8/15/2022	4,180,000	4,369,605
Blue Cube Spinco LLC 9.75%, 10/15/2023	2,869,000	3,171,421
CF Industries, Inc.:
3.45%, 6/1/2023	2,228,000	2,234,907
7.13%, 5/1/2020	3,794,000	3,914,535
Chemours Co. 6.63%, 5/15/2023 (b)	7,215,000	7,464,350
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	6,456,000	6,749,490
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	4,971,000	4,983,875
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA 8.38%, 12/1/2022 (a)	1,813,000	1,887,043
OCI NV 6.63%, 4/15/2023 (a) (b)	5,575,000	5,825,206
PolyOne Corp. 5.25%, 3/15/2023	2,736,000	2,905,194
PQ Corp. 6.75%, 11/15/2022 (a)	4,282,000	4,436,195
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	2,578,000	2,204,370
TPC Group, Inc. 8.75%, 12/15/2020 (a)	5,018,000	5,022,717
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	4,453,000	4,633,436
		59,802,344
COAL — 0.1%
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	2,764,000	1,549,858
Security Description	Principal Amount	Value
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	$ 2,882,000	$ 2,954,770
		4,504,628
COMMERCIAL SERVICES — 4.4%
ADT Security Corp.:
3.50%, 7/15/2022	6,504,100	6,488,230
4.13%, 6/15/2023	4,778,000	4,780,055
6.25%, 10/15/2021	7,014,000	7,453,638
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	2,582,000	2,307,611
APX Group, Inc.:
7.88%, 12/1/2022 (b)	6,515,000	6,254,205
8.75%, 12/1/2020	3,986,000	3,783,551
APX GROUP, Inc. 7.63%, 9/1/2023 (b)	2,365,000	1,935,800
Atento Luxco 1 SA 6.13%, 8/10/2022 (a) (b)	4,447,000	4,479,597
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/1/2023 (b)	4,709,000	4,809,066
6.38%, 4/1/2024 (a) (b)	1,000,000	1,046,870
Cenveo Corp. 6.00%, 8/1/2019 (a) (c)	1,066,000	274,495
Herc Rentals, Inc. 7.50%, 6/1/2022 (a)	3,104,000	3,223,318
Hertz Corp.:
5.88%, 10/15/2020	5,254,000	5,261,723
6.25%, 10/15/2022 (b)	2,419,500	2,442,630
7.38%, 1/15/2021 (b)	3,099,000	3,107,057
7.63%, 6/1/2022 (a) (b)	9,264,000	9,621,868
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	4,830,000	4,995,331
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	4,079,000	4,011,941
LSC Communications, Inc. 8.75%, 10/15/2023 (a) (b)	3,506,000	3,330,314
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a)	1,710,000	1,626,911
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	3,789,000	3,808,854
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	6,484,000	6,493,532
5.00%, 4/15/2022 (a)	16,917,000	16,915,308
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	3,959,000	4,030,658
9.25%, 5/15/2023 (a)	8,754,000	9,192,050

74

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
RR Donnelley & Sons Co. 7.88%, 3/15/2021	$ 1,568,000	$ 1,606,933
Service Corp. International:
5.38%, 1/15/2022	750	751
5.38%, 5/15/2024	2,687,000	2,767,503
United Rentals North America, Inc. 4.63%, 7/15/2023	6,042,000	6,174,501
WEX, Inc. 4.75%, 2/1/2023 (a)	1,380,000	1,388,735
		133,613,036
COMPUTERS — 2.3%
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	13,283,000	13,493,934
7.13%, 6/15/2024 (a)	4,875,000	5,145,660
Dell, Inc. 4.63%, 4/1/2021	304,000	312,430
Diebold Nixdorf, Inc. 8.50%, 4/15/2024 (b)	1,183,000	1,059,613
EMC Corp.:
2.65%, 6/1/2020	12,362,000	12,281,647
3.38%, 6/1/2023 (b)	6,369,000	6,334,416
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a) (b)	7,546,000	6,135,200
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	6,650,000	5,640,729
9.25%, 3/1/2021 (a) (b)	2,873,000	2,793,992
Leidos Holdings, Inc. 4.45%, 12/1/2020	1,499,360	1,523,605
NCR Corp.:
4.63%, 2/15/2021	3,072,000	3,077,960
5.00%, 7/15/2022 (b)	5,372,000	5,414,224
5.88%, 12/15/2021	1,451,000	1,469,167
6.38%, 12/15/2023 (b)	3,785,000	3,904,644
		68,587,221
COSMETICS/PERSONAL CARE — 0.8%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	3,636,000	3,780,895
Avon Products, Inc.:
6.60%, 3/15/2020	3,436,000	3,523,996
7.00%, 3/15/2023 (b)	3,429,000	3,521,034
Edgewell Personal Care Co.:
4.70%, 5/19/2021	2,797,000	2,846,171
4.70%, 5/24/2022	2,747,000	2,776,997
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	4,743,000	4,740,866
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	3,131,000	2,807,975
		23,997,934
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023 (a)	$ 445,000	$ 461,785
Global Partners L.P./GLP Finance Corp. 6.25%, 7/15/2022	2,735,000	2,772,169
LKQ Corp. 4.75%, 5/15/2023 (b)	2,165,000	2,194,639
Performance Food Group, Inc. 5.50%, 6/1/2024 (a)	3,180,000	3,246,398
Univar USA, Inc. 6.75%, 7/15/2023 (a)	2,483,000	2,529,010
		11,204,001
DIVERSIFIED FINANCIAL SERVICES — 6.3%
Alliance Data Systems Corp.:
5.38%, 8/1/2022 (a)	5,696,000	5,775,573
5.88%, 11/1/2021 (a)	1,831,000	1,884,795
Ally Financial, Inc.:
3.75%, 11/18/2019	4,067,000	4,087,904
3.88%, 5/21/2024	2,196,000	2,249,297
4.13%, 3/30/2020	6,315,000	6,375,813
4.13%, 2/13/2022	5,118,000	5,242,367
4.25%, 4/15/2021	3,790,000	3,870,234
4.63%, 5/19/2022	2,913,000	3,035,899
7.50%, 9/15/2020	3,076,000	3,237,551
8.00%, 3/15/2020	8,206,000	8,497,313
Avation Capital SA 6.50%, 5/15/2021 (a)	2,202,000	2,268,038
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	3,218,000	3,266,013
goeasy Ltd. 7.88%, 11/1/2022 (a)	2,961,000	3,098,598
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	8,882,000	8,984,321
6.00%, 8/1/2020	10,825,075	10,849,648
6.25%, 2/1/2022	8,560,000	8,793,174
6.75%, 2/1/2024	3,127,000	3,265,620
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a) (b)	2,319,000	2,384,025
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 10/1/2025 (a)	52,000	52,222
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	3,912,000	4,111,043
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021 (b)	3,615,162	3,617,837

75

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Navient Corp.:
5.00%, 10/26/2020	$ 2,839,000	$ 2,901,572
5.50%, 1/25/2023 (b)	6,160,000	6,327,737
5.88%, 3/25/2021	1,825,000	1,900,500
6.50%, 6/15/2022	6,171,000	6,560,082
6.63%, 7/26/2021	6,204,000	6,600,125
7.25%, 9/25/2023	4,822,000	5,150,571
Series MTN, 6.13%, 3/25/2024	5,234,000	5,362,652
Series MTN, 7.25%, 1/25/2022	3,172,000	3,432,199
Series MTN, 8.00%, 3/25/2020	12,280,000	12,704,765
Springleaf Finance Corp.:
5.63%, 3/15/2023 (b)	4,424,000	4,700,102
6.13%, 5/15/2022	6,172,000	6,626,074
6.13%, 3/15/2024	8,692,000	9,343,900
7.75%, 10/1/2021	5,562,000	6,085,551
8.25%, 12/15/2020	6,924,025	7,462,368
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a) (b)	2,620,000	2,469,429
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	2,978,000	3,083,213
Wand Merger Corp. 8.13%, 7/15/2023 (a) (b)	6,205,000	6,322,274
		191,980,399
ELECTRIC — 1.3%
AES Corp.:
4.00%, 3/15/2021	2,587,000	2,633,074
4.50%, 3/15/2023 (b)	2,422,000	2,486,643
4.88%, 5/15/2023	5,427,000	5,520,833
Calpine Corp.:
5.38%, 1/15/2023 (b)	7,210,000	7,302,216
5.50%, 2/1/2024 (b)	4,628,000	4,606,387
5.88%, 1/15/2024 (a)	2,496,000	2,560,272
6.00%, 1/15/2022 (a)	4,886,000	4,937,010
InterGen NV 7.00%, 6/30/2023 (a) (b)	1,810,000	1,667,499
NextEra Energy Operating Partners L.P. 4.25%, 7/15/2024 (a)	3,380,000	3,406,398
TransAlta Corp. 4.50%, 11/15/2022	737,000	737,192
Vistra Energy Corp. 5.88%, 6/1/2023	4,428,000	4,525,770
		40,383,294
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
WESCO Distribution, Inc.:
5.38%, 12/15/2021	2,770,000	2,807,672
5.38%, 6/15/2024	2,790,000	2,867,925
		5,675,597
Security Description	Principal Amount	Value
ELECTRONICS — 0.1%
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	$ 3,051,000	$ 3,184,176
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 8.50%, 11/1/2021	1,708,000	1,775,927
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	2,490,000	2,540,323
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	2,524,875	2,528,233
		6,844,483
ENGINEERING & CONSTRUCTION — 0.0% (d)
Abengoa Abenewco 2 SAU:
1.50%, 4/26/2024 (a) (e)	4,407,135	20,537
1.50%, 4/26/2024 (a) (f)	4,407,135	—
MasTec, Inc. 4.88%, 3/15/2023	717,000	727,024
		747,561
ENTERTAINMENT — 1.3%
Cinemark USA, Inc.:
4.88%, 6/1/2023	6,869,000	6,974,302
5.13%, 12/15/2022	173,000	176,081
Eldorado Resorts, Inc. 7.00%, 8/1/2023	1,545,000	1,616,812
International Game Technology PLC 6.25%, 2/15/2022 (a)	10,503,000	11,093,584
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	3,200,000	3,415,456
LHMC Finco Sarl 7.88%, 12/20/2023 (a)	3,652,000	3,879,227
National CineMedia LLC 6.00%, 4/15/2022	1,373,000	1,387,595
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (a)	2,422,000	2,462,883
Scientific Games International, Inc. 10.00%, 12/1/2022	7,629,000	8,022,351
		39,028,291
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.13%, 6/1/2021	2,993,000	3,000,991
Covanta Holding Corp. 5.88%, 3/1/2024 (b)	1,281,000	1,321,185
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	1,796,000	1,779,675
5.63%, 5/1/2022 (a)	161,000	161,882

76

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Stericycle, Inc. 5.38%, 7/15/2024 (a)	$ 1,266,000	$ 1,323,413
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	3,888,000	3,953,707
		11,540,853
FOOD — 1.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.63%, 6/15/2024	5,401,000	5,594,950
B&G Foods, Inc. 4.63%, 6/1/2021	2,501,075	2,507,453
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	3,681,000	3,677,687
Dean Foods Co. 6.50%, 3/15/2023 (a)	3,980,000	2,129,300
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	5,650,000	3,856,125
Ingles Markets, Inc. 5.75%, 6/15/2023	3,972,000	4,053,982
JBS Investments GmbH:
6.25%, 2/5/2023 (a)	3,355,000	3,428,206
7.25%, 4/3/2024 (a)	2,607,000	2,708,360
Series REGS, 6.25%, 2/5/2023	2,630,000	2,687,387
TreeHouse Foods, Inc.:
4.88%, 3/15/2022	3,793,000	3,829,564
6.00%, 2/15/2024 (a)	4,120,000	4,284,800
		38,757,814
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.13%, 1/15/2024	3,119,000	3,204,773
FOREST PRODUCTS & PAPER — 0.2%
Cascades, Inc. 5.50%, 7/15/2022 (a)	3,204,000	3,222,903
Resolute Forest Products, Inc. 5.88%, 5/15/2023	3,904,000	3,931,055
		7,153,958
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	1,000,000	1,050,330
5.63%, 5/20/2024	141,000	150,409
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a) (b)	2,622,000	2,595,230
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	4,122,000	4,303,780
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a) (b)	2,603,000	2,636,110
Security Description	Principal Amount	Value
Southern Star Central Corp. 5.13%, 7/15/2022 (a) (b)	$ 2,360,000	$ 2,381,405
		13,117,264
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	2,926,000	3,095,445
HEALTH CARE PRODUCTS — 1.3%
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	1,738,000	1,796,240
Immucor, Inc. 11.13%, 2/15/2022 (a)	1,796,000	1,833,878
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a)	5,130,000	5,258,301
12.50%, 11/1/2021 (a)	5,726,000	6,305,872
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (b)	2,218,000	1,568,104
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	4,618,000	4,455,169
5.50%, 4/15/2025 (a) (b)	2,044,000	1,370,604
5.63%, 10/15/2023 (a) (b)	4,882,000	3,691,915
5.75%, 8/1/2022 (a) (b)	4,210,000	3,602,455
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	7,397,000	7,138,771
Sotera Health Holdings LLC 6.50%, 5/15/2023 (a)	3,005,000	3,036,823
		40,058,132
HEALTH CARE SERVICES — 7.2%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/2023	3,742,000	3,803,444
6.50%, 3/1/2024	493,000	513,617
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (b)	2,256,000	2,019,143
Centene Corp.:
4.75%, 5/15/2022	6,139,000	6,284,801
5.63%, 2/15/2021	8,629,000	8,785,099
6.13%, 2/15/2024	7,527,000	7,884,834
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	4,664,000	4,591,801
6.25%, 3/31/2023	20,397,000	19,633,132
6.88%, 2/1/2022	16,571,500	11,187,751
8.13%, 6/30/2024 (a) (b)	4,253,000	3,187,666
8.63%, 1/15/2024 (a) (b)	5,951,000	5,986,885
9.88%, 6/30/2023 (a) (b) (g)	8,185,000	6,642,046

77

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
DaVita, Inc. 5.75%, 8/15/2022	$ 7,677,000	$ 7,773,346
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	5,651,000	5,726,441
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	5,292,000	5,348,783
HCA Healthcare, Inc. 6.25%, 2/15/2021	6,220,000	6,510,785
HCA, Inc.:
5.88%, 5/1/2023	5,405,000	5,875,235
7.50%, 2/15/2022	12,886,000	14,235,808
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	6,086,000	6,013,516
Molina Healthcare, Inc. 5.38%, 11/15/2022	4,385,000	4,580,176
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	3,475,000	3,256,284
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	8,022,000	7,082,303
Quorum Health Corp. 11.63%, 4/15/2023 (b)	2,915,000	2,543,862
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	6,093,000	6,475,397
Select Medical Corp. 6.38%, 6/1/2021	4,323,000	4,329,701
Tenet Healthcare Corp.:
4.38%, 10/1/2021	5,847,000	5,942,598
4.50%, 4/1/2021	7,522,000	7,653,635
4.75%, 6/1/2020	3,474,000	3,508,288
6.00%, 10/1/2020	10,113,000	10,428,829
6.75%, 6/15/2023 (b)	11,367,000	11,428,495
8.13%, 4/1/2022	17,963,000	18,832,768
		218,066,469
HOLDING COMPANIES-DIVERS — 0.3%
Stena AB 7.00%, 2/1/2024 (a)	3,212,000	3,076,229
Stena International SA 5.75%, 3/1/2024 (a)	2,339,000	2,278,303
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	3,349,000	3,341,632
		8,696,164
HOME BUILDERS — 2.1%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	3,341,000	3,488,639
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	2,831,000	2,837,426
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	1,765,000	1,792,905
K Hovnanian Enterprises, Inc.:
Security Description	Principal Amount	Value
10.00%, 7/15/2022 (a)	$ 3,017,000	$ 2,539,650
10.50%, 7/15/2024 (a)	83,000	63,904
KB Home:
7.00%, 12/15/2021	2,525,000	2,710,714
7.50%, 9/15/2022	1,462,000	1,627,732
7.63%, 5/15/2023	1,540,000	1,725,185
8.00%, 3/15/2020	2,855,000	2,948,616
Lennar Corp.:
2.95%, 11/29/2020	1,015,000	1,015,000
4.13%, 1/15/2022	3,332,000	3,418,999
4.50%, 11/15/2019 (b)	3,151,000	3,156,672
4.50%, 4/30/2024	2,993,000	3,147,140
4.75%, 4/1/2021 (b)	2,082,000	2,145,126
4.75%, 11/15/2022	3,197,000	3,350,328
4.88%, 12/15/2023	1,100,000	1,162,612
8.38%, 1/15/2021	3,671,000	3,963,872
Mattamy Group Corp. 6.88%, 12/15/2023 (a)	1,902,000	1,986,106
PulteGroup, Inc. 4.25%, 3/1/2021	3,205,785	3,271,183
Shea Homes L.P./Shea Homes Funding Corp. 5.88%, 4/1/2023 (a)	2,205,000	2,252,363
Taylor Morrison Communities, Inc.:
5.88%, 6/15/2027 (a)	1,112,000	1,131,960
6.63%, 5/15/2022	394,000	408,141
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 3/1/2024 (a)	133,000	136,652
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.88%, 4/15/2023 (a)	2,570,000	2,705,105
Toll Brothers Finance Corp.:
4.38%, 4/15/2023	1,248,660	1,291,015
5.88%, 2/15/2022	2,262,000	2,410,433
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	1,088,000	1,122,283
William Lyon Homes, Inc. 7.00%, 8/15/2022	2,183,000	2,198,237
Williams Scotsman International, Inc. 6.88%, 8/15/2023 (a)	2,818,000	2,931,030
		62,939,028
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.63%, 10/15/2023	1,968,000	2,034,558
HOUSEHOLD PRODUCTS — 0.1%
Avon International Capital PLC 6.50%, 8/15/2022 (a) (h)	4,500,000	4,540,320

78

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.3%
Central Garden & Pet Co. 6.13%, 11/15/2023	$ 2,223,000	$ 2,308,119
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	6,693,000	5,907,108
Prestige Brands, Inc.:
5.38%, 12/15/2021 (a)	240,000	241,819
6.38%, 3/1/2024 (a) (b)	2,067,000	2,163,611
		10,620,657
HOUSEWARES — 0.1%
Scotts Miracle-Gro Co. 6.00%, 10/15/2023	2,448,000	2,547,168
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	5,661,000	5,843,058
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	2,125,000	2,176,255
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	2,361,000	2,224,723
Genworth Holdings, Inc.:
7.20%, 2/15/2021 (b)	1,996,000	1,955,761
7.63%, 9/24/2021 (b)	5,072,000	4,970,966
7.70%, 6/15/2020 (b)	2,638,000	2,646,046
4.80%, 2/15/2024 (b)	1,870,000	1,590,341
4.90%, 8/15/2023 (b)	2,161,000	1,866,456
MGIC Investment Corp. 5.75%, 8/15/2023	1,804,000	1,959,667
		25,233,273
INTERNET — 0.9%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	2,515,000	2,610,168
EIG Investors Corp. 10.88%, 2/1/2024	991,000	1,050,411
Netflix, Inc.:
5.38%, 2/1/2021	1,705,000	1,768,545
5.50%, 2/15/2022	2,910,000	3,062,746
5.75%, 3/1/2024	320,000	346,467
Symantec Corp.:
3.95%, 6/15/2022	650,000	659,542
4.20%, 9/15/2020	2,733,000	2,773,858
Uber Technologies, Inc. 7.50%, 11/1/2023 (a)	3,022,000	3,209,878
VeriSign, Inc. 4.63%, 5/1/2023	1,660,000	1,684,767
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	9,547,000	9,783,193
		26,949,575
Security Description	Principal Amount	Value
IRON/STEEL — 0.6%
AK Steel Corp.:
7.50%, 7/15/2023 (b)	$ 2,494,000	$ 2,550,389
7.63%, 10/1/2021	2,561,000	2,528,860
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	2,207,000	2,267,163
7.88%, 8/15/2023	3,436,000	3,685,385
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a) (b)	2,085,000	2,115,983
Steel Dynamics, Inc.:
5.13%, 10/1/2021	2,548,000	2,573,072
5.25%, 4/15/2023	2,154,000	2,191,738
		17,912,590
LEISURE TIME — 0.7%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	3,676,000	3,630,344
Carlson Travel, Inc. 6.75%, 12/15/2023 (a)	2,522,000	2,553,399
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	2,933,000	3,004,683
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	2,893,000	2,934,023
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	3,223,000	3,319,561
5.38%, 4/15/2023 (a)	2,538,000	2,603,683
Vista Outdoor, Inc. 5.88%, 10/1/2023 (b)	2,359,000	2,300,072
		20,345,765
LODGING — 2.2%
Boyd Gaming Corp. 6.88%, 5/15/2023	6,197,000	6,415,630
Diamond Resorts International, Inc. 7.75%, 9/1/2023 (a) (b)	4,357,000	4,486,708
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	4,198,000	4,313,361
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a) (b)	4,006,000	4,108,914
MGM Resorts International:
5.25%, 3/31/2020	555,000	564,330
6.00%, 3/15/2023	8,108,000	8,789,396
6.63%, 12/15/2021	7,973,000	8,615,863
6.75%, 10/1/2020	1,000,000	1,045,000
7.75%, 3/15/2022	6,331,000	7,060,395
Studio City Co., Ltd.:
5.88%, 11/30/2019 (a)	2,385,000	2,400,479
7.25%, 11/30/2021 (a)	6,009,000	6,213,366
Studio City Finance, Ltd. 7.25%, 2/11/2024 (a) (b)	3,540,000	3,684,467
Wyndham Destinations, Inc.:
4.25%, 3/1/2022	4,906,000	4,982,436
5.75%, 4/1/2027 (b)	67,000	69,940
Wyndham Worldwide Corp. 3.90%, 3/1/2023	1,340,000	1,344,194

79

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 5/30/2023 (a)	$ 3,552,000	$ 3,544,789
		67,639,268
MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	3,690,000	3,561,551
MACHINERY-DIVERSIFIED — 0.1%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	2,784,000	2,667,768
Welbilt, Inc. 9.50%, 2/15/2024	867,000	939,481
		3,607,249
MEDIA — 9.2%
Altice Financing SA 6.63%, 2/15/2023 (a)	12,734,000	13,049,294
Altice Finco SA 8.13%, 1/15/2024 (a) (b)	3,390,000	3,491,225
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	6,971,000	7,082,327
AMC Networks, Inc.:
4.75%, 12/15/2022	3,175,000	3,223,069
5.00%, 4/1/2024	5,492,000	5,654,838
Cablevision Systems Corp.:
5.88%, 9/15/2022	2,631,000	2,783,651
8.00%, 4/15/2020	1,394,000	1,444,505
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	3,344,000	3,362,124
5.13%, 2/15/2023	10,220,000	10,398,952
5.13%, 5/1/2023 (a)	13,577,000	13,874,336
5.25%, 3/15/2021 (b)	1,464,000	1,469,739
5.25%, 9/30/2022	5,609,000	5,694,874
5.75%, 9/1/2023 (b)	3,041,000	3,112,889
5.75%, 1/15/2024	3,194,000	3,266,440
5.88%, 4/1/2024 (a)	9,588,000	10,018,693
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	3,404,000	3,258,581
Clear Channel Worldwide Holdings, Inc.:
9.25%, 2/15/2024 (a)	13,684,000	14,847,140
Series A, 6.50%, 11/15/2022	3,746,000	3,837,402
Series B, 6.50%, 11/15/2022	12,793,000	13,080,075
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	8,269,000	8,493,999
6.75%, 11/15/2021	5,252,000	5,626,258
5.13%, 12/15/2021 (a)	4,349,000	4,348,348
5.13%, 12/15/2021 (a)	4,492,000	4,493,078
DISH DBS Corp.:
5.00%, 3/15/2023	9,947,000	9,550,712
5.13%, 5/1/2020	6,761,000	6,800,755
Security Description	Principal Amount	Value
5.88%, 7/15/2022	$ 11,850,000	$ 12,036,045
6.75%, 6/1/2021	13,110,000	13,751,997
7.88%, 9/1/2019	8,913,000	8,979,847
iHeartCommunications, Inc.:
6.38%, 5/1/2026	168,377	178,650
6.58%, 5/1/2026	736,650	738,437
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	4,445,000	4,532,255
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	1,184,000	1,228,708
Mood Media Corp. PIK 2.30%, 12/31/2023 (a)	1,544,211	1,339,603
Nexstar Broadcasting, Inc. 5.88%, 11/15/2022	41,000	41,942
Quebecor Media, Inc. 5.75%, 1/15/2023	5,030,000	5,380,390
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	4,831,000	4,842,256
6.13%, 10/1/2022	4,094,950	4,166,653
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	5,970,000	6,000,089
4.63%, 5/15/2023 (a)	3,330,000	3,381,781
4.63%, 7/15/2024 (a) (h)	5,915,000	6,057,847
6.00%, 7/15/2024 (a)	2,500,000	2,578,300
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	3,319,000	3,329,223
5.13%, 7/15/2020	4,194,000	4,202,136
6.38%, 10/15/2023	4,362,000	4,512,969
Tribune Media Co. 5.88%, 7/15/2022	8,458,000	8,605,761
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	8,375,000	8,183,212
6.75%, 9/15/2022 (a)	2,374,000	2,415,782
Urban One, Inc. 7.38%, 4/15/2022 (a)	2,892,000	2,897,958
Videotron, Ltd.:
5.00%, 7/15/2022	2,501,000	2,625,575
5.38%, 6/15/2024 (a)	3,276,000	3,509,579
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	1,649,000	1,727,130
		279,507,429
METAL FABRICATE & HARDWARE — 0.3%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a) (b)	5,977,000	5,733,318
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	3,204,000	3,377,753
		9,111,071
MINING — 2.3%
Aleris International, Inc. 10.75%, 7/15/2023 (a) (b)	2,203,000	2,305,263

80

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a) (b)	$ 2,133,000	$ 2,197,545
Constellium NV 5.75%, 5/15/2024 (a)	1,839,000	1,887,586
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	2,365,000	2,013,490
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	3,317,000	3,401,252
5.13%, 3/15/2023 (a)	4,696,000	4,855,101
5.13%, 5/15/2024 (a) (b)	3,568,000	3,701,122
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	11,302,000	11,304,261
3.88%, 3/15/2023	12,114,000	12,114,242
4.00%, 11/14/2021	3,767,000	3,829,608
6.88%, 2/15/2023	3,759,000	3,967,098
Hecla Mining Co. 6.88%, 5/1/2021	3,702,000	3,526,858
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (a)	2,596,000	2,678,215
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	4,020,000	4,255,612
Kaiser Aluminum Corp. 5.88%, 5/15/2024	1,636,000	1,699,771
New Gold, Inc. 6.25%, 11/15/2022 (a)	3,181,000	2,940,103
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	4,121,000	2,829,108
		69,506,235
MISCELLANEOUS MANUFACTURER — 0.2%
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	2,940,000	2,937,913
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (b)	2,295,000	2,340,349
		5,278,262
OFFICE & BUSINESS EQUIPMENT — 1.1%
CDW LLC/CDW Finance Corp. 5.00%, 9/1/2023 (b)	1,756,000	1,794,211
Pitney Bowes, Inc.:
3.88%, 10/1/2021	1,423,000	1,397,898
4.63%, 5/15/2022 (b)	3,000,000	2,902,890
4.63%, 3/15/2024 (b)	2,838,000	2,569,752
4.70%, 4/1/2023	4,273,000	4,054,949
Xerox Corp.:
2.75%, 9/1/2020 (b)	1,661,000	1,655,054
3.50%, 8/20/2020	1,713,000	1,713,685
4.13%, 3/15/2023	7,175,000	7,310,823
4.50%, 5/15/2021	6,719,000	6,881,667
5.63%, 12/15/2019	3,314,000	3,351,514
		33,632,443
Security Description	Principal Amount	Value
OIL & GAS — 8.5%
Aker BP ASA:
4.75%, 6/15/2024 (a)	$ 2,580,000	$ 2,665,527
6.00%, 7/1/2022 (a)	1,640,000	1,686,166
Antero Resources Corp.:
5.13%, 12/1/2022	6,814,000	6,541,781
5.38%, 11/1/2021	5,586,000	5,521,482
5.63%, 6/1/2023 (b)	6,496,000	6,272,408
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	6,721,000	7,121,773
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	2,466,000	2,370,714
Baytex Energy Corp.:
5.13%, 6/1/2021 (a)	941,000	940,699
5.63%, 6/1/2024 (a)	1,899,000	1,814,096
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	4,670,000	3,985,238
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	14,209,000	10,705,629
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021 (b)	4,489,000	4,462,560
7.63%, 1/15/2022 (b)	2,548,000	2,473,420
Canbriam Energy, Inc. 9.75%, 11/15/2019 (a)	2,944,000	2,941,998
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	4,695,000	4,548,046
Chesapeake Energy Corp. 4.88%, 4/15/2022 (b)	2,814,000	2,674,200
CNX Resources Corp.:
5.88%, 4/15/2022	4,873,500	4,731,681
7.25%, 3/14/2027 (a) (b)	1,449,000	1,262,151
Continental Resources, Inc. 5.00%, 9/15/2022	3,328,000	3,357,220
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	3,494,000	3,555,040
Denbury Resources, Inc.:
7.75%, 2/15/2024 (a)	3,748,000	3,128,493
9.00%, 5/15/2021 (a)	2,652,000	2,611,345
9.25%, 3/31/2022 (a)	5,149,000	4,860,347
Energen Corp. 4.63%, 9/1/2021	2,818,000	2,870,358
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a) (b)	5,096,000	5,004,680
Extraction Oil & Gas, Inc. 7.38%, 5/15/2024 (a)	2,192,000	1,898,294
Gulfport Energy Corp. 6.63%, 5/1/2023 (b)	2,839,000	2,441,398
HighPoint Operating Corp. 7.00%, 10/15/2022	2,500,000	2,361,225
Laredo Petroleum, Inc.:
5.63%, 1/15/2022 (b)	2,993,000	2,793,038
6.25%, 3/15/2023 (b)	2,535,000	2,349,387

81

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	$ 6,530,000	$ 6,220,086
7.00%, 3/31/2024 (a) (b)	5,208,000	4,965,620
Montage Resources Corp. 8.88%, 7/15/2023	4,062,000	3,463,505
Murphy Oil Corp.:
4.00%, 6/1/2022 (b)	636,000	641,272
4.20%, 12/1/2022	4,577,000	4,615,813
Murphy Oil USA, Inc. 6.00%, 8/15/2023	1,659,000	1,708,007
Nabors Industries, Inc.:
4.63%, 9/15/2021	5,678,000	5,527,022
5.00%, 9/15/2020	622,000	623,742
5.50%, 1/15/2023 (b)	5,589,980	5,227,749
Noble Holding International, Ltd. 7.75%, 1/15/2024 (b)	3,049,000	2,342,059
Northern Oil and Gas, Inc. PIK 9.50%, 5/15/2023	851	880
Oasis Petroleum, Inc.:
6.88%, 3/15/2022 (b)	5,633,000	5,621,565
6.88%, 1/15/2023	2,273,000	2,272,591
Pacific Drilling SA 8.38%, 10/1/2023 (a) (b)	5,023,000	4,987,638
Parsley Energy LLC/Parsley Finance Corp. 6.25%, 6/1/2024 (a)	85,000	88,451
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023	4,674,000	4,845,723
Precision Drilling Corp. 7.75%, 12/15/2023 (b)	2,277,000	2,321,971
QEP Resources, Inc.:
5.25%, 5/1/2023	4,329,000	4,167,961
5.38%, 10/1/2022	3,469,000	3,371,937
6.88%, 3/1/2021	2,668,000	2,749,054
Range Resources Corp.:
5.00%, 8/15/2022	4,560,000	4,354,937
5.00%, 3/15/2023 (b)	2,581,000	2,433,083
5.75%, 6/1/2021 (b)	5,734,000	5,786,810
Rowan Cos., Inc.:
4.75%, 1/15/2024 (b)	1,788,000	1,357,968
4.88%, 6/1/2022	4,145,000	3,819,617
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.38%, 11/1/2021 (a)	2,760,000	272,992
13.00%, 11/30/2020 (a)	1,852,000	1,673,726
Sanchez Energy Corp.:
6.13%, 1/15/2023	6,318,000	282,099
7.25%, 2/15/2023 (a) (b)	3,459,000	2,624,378
7.75%, 6/15/2021	3,360,000	176,534
Seven Generations Energy, Ltd.:
6.75%, 5/1/2023 (a)	2,937,000	2,983,140
6.88%, 6/30/2023 (a)	2,943,000	3,005,833
SM Energy Co.:
5.00%, 1/15/2024	1,114,000	1,032,678
Security Description	Principal Amount	Value
6.13%, 11/15/2022 (b)	$ 3,411,000	$ 3,392,717
Sunoco L.P./Sunoco Finance Corp. Series WI, 4.88%, 1/15/2023	4,481,500	4,585,785
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	2,893,000	2,943,483
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	2,481,570	2,527,330
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	4,285,000	4,290,271
Transocean, Inc. 9.00%, 7/15/2023 (a)	8,297,000	8,817,554
Unit Corp. 6.63%, 5/15/2021	4,028,000	3,669,266
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	2,993,000	1,920,818
9.75%, 4/15/2023 (a)	2,683,000	1,739,496
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	4,221,000	4,043,380
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (b)	6,473,000	6,519,800
6.25%, 4/1/2023 (b)	863,770	861,939
WPX Energy, Inc.:
6.00%, 1/15/2022 (b)	2,751,000	2,876,253
8.25%, 8/1/2023	5,139,920	5,858,172
		259,563,099
OIL & GAS SERVICES — 1.0%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 10/1/2022	1,269,000	1,288,263
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	1,573,000	1,410,635
FTS International, Inc. 6.25%, 5/1/2022	1,763,000	1,642,887
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a) (b)	3,187,000	2,416,160
9.63%, 4/1/2023 (a) (b)	2,428,000	1,781,594
9.88%, 4/1/2022 (a) (b)	3,421,000	2,536,432
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a)	9,201,000	8,608,272
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	2,744,000	2,690,190
SESI LLC 7.13%, 12/15/2021	5,341,000	3,765,405
Weatherford International, Ltd.:
4.50%, 4/15/2022	2,382,000	1,220,561
5.13%, 9/15/2020	3,826,000	1,962,508
		29,322,907
PACKAGING & CONTAINERS — 3.8%
ARD Finance SA PIK 7.13%, 9/15/2023	5,052,000	5,154,151

82

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	$ 6,854,000	$ 6,919,730
4.63%, 5/15/2023 (a)	5,249,000	5,344,112
7.25%, 5/15/2024 (a)	11,558,000	12,208,946
Ball Corp.:
4.00%, 11/15/2023	2,799,000	2,900,828
4.38%, 12/15/2020	5,148,000	5,263,830
5.00%, 3/15/2022	5,089,000	5,351,898
Berry Global, Inc.:
5.13%, 7/15/2023 (b)	4,253,000	4,348,437
5.50%, 5/15/2022	2,697,000	2,733,463
6.00%, 10/15/2022	2,892,000	2,966,758
BWAY Holding Co. 5.50%, 4/15/2024 (a)	10,581,000	10,582,587
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	5,766,000	5,994,507
Graphic Packaging International, Inc. 4.75%, 4/15/2021	2,105,000	2,157,120
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	1,371,000	1,409,319
5.88%, 8/15/2023 (a)	3,709,000	3,979,905
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	11,449,000	11,665,272
5.75%, 10/15/2020	19,442,239	19,490,067
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	2,421,000	2,541,808
5.25%, 4/1/2023 (a)	3,024,000	3,188,143
6.50%, 12/1/2020 (a)	2,318,000	2,406,316
		116,607,197
PHARMACEUTICALS — 1.6%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)	2,971,000	3,001,304
5.88%, 5/15/2023 (a)	8,565,000	8,671,720
6.50%, 3/15/2022 (a)	8,064,000	8,358,820
7.00%, 3/15/2024 (a)	13,461,000	14,304,735
Elanco Animal Health, Inc.:
Series WI, 3.91%, 8/27/2021	3,460,000	3,535,069
Series WI, 4.27%, 8/28/2023	1,531,000	1,606,878
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a) (b)	9,604,000	6,915,360
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	14,650
Horizon Pharma, Inc. 6.63%, 5/1/2023	1,593,000	1,640,392
		48,048,928
Security Description	Principal Amount	Value
PIPELINES — 2.5%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	$ 2,954,000	$ 2,894,920
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	7,712,000	7,832,153
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024	1,010,000	1,161,672
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	3,780,000	3,856,847
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	5,292,000	5,356,298
4.75%, 9/30/2021 (a)	3,785,000	3,901,692
4.95%, 4/1/2022	7,000	7,297
5.35%, 3/15/2020 (a)	3,356,000	3,407,850
EnLink Midstream Partners L.P. 4.40%, 4/1/2024	4,304,000	4,351,000
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	14,000	13,547
6.00%, 5/15/2023	102,000	101,571
6.25%, 5/15/2026 (b)	1,401,000	1,352,133
6.75%, 8/1/2022	7,053,000	7,152,518
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	1,554,000	1,540,744
NGPL PipeCo LLC 4.38%, 8/15/2022 (a) (b)	1,275,000	1,316,450
NuStar Logistics L.P. 4.80%, 9/1/2020 (b)	4,389,000	4,456,722
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	3,088,000	3,182,462
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 7/15/2022	4,316,000	4,257,863
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 4.75%, 10/1/2023 (a)	6,094,000	6,182,485
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	4,919,340	4,938,624
5.25%, 5/1/2023	3,472,000	3,518,698
6.75%, 3/15/2024	3,892,000	4,058,928
		74,842,474
REAL ESTATE — 0.7%
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	2,258,000	2,375,777

83

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	$ 7,716,000	$ 7,914,147
Newmark Group, Inc. 6.13%, 11/15/2023	3,730,000	3,948,280
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	2,902,000	2,611,132
5.25%, 12/1/2021 (a) (b)	3,239,000	3,159,839
		20,009,175
REAL ESTATE INVESTMENT TRUSTS — 2.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	469,000	483,070
CBL & Associates L.P. 5.25%, 12/1/2023 (b)	3,852,000	2,804,410
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024 (b)	4,295,000	4,418,309
Equinix, Inc.:
5.38%, 1/1/2022	4,281,000	4,393,890
5.38%, 4/1/2023	6,065,000	6,187,270
GLP Capital L.P./GLP Financing II, Inc. 4.38%, 4/15/2021	5,000	5,081
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a) (h)	3,361,000	3,429,228
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	376,000	379,907
6.00%, 8/15/2023	3,268,000	3,359,831
iStar, Inc.:
4.63%, 9/15/2020	2,644,090	2,672,250
5.25%, 9/15/2022	2,395,000	2,452,288
6.00%, 4/1/2022	3,367,000	3,458,650
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024	6,615,000	7,127,398
MPT Operating Partnership L.P./MPT Finance Corp. 6.38%, 3/1/2024	2,566,000	2,696,481
RHP Hotel Properties L.P./RHP Finance Corp.:
5.00%, 4/15/2021	1,739,000	1,742,687
5.00%, 4/15/2023	2,512,000	2,553,925
SBA Communications Corp.:
4.00%, 10/1/2022	4,342,680	4,399,222
4.88%, 7/15/2022	3,707,500	3,752,917
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	3,910,000	3,909,570
5.00%, 12/15/2021	3,573,500	3,685,029
Security Description	Principal Amount	Value
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	$ 4,738,000	$ 4,527,585
8.25%, 10/15/2023	6,100,000	5,649,149
VICI Properties 1 LLC/VICI FC, Inc. 8.00%, 10/15/2023	1,596,000	1,763,580
		75,851,727
RETAIL — 3.3%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	4,760,000	4,805,458
4.63%, 1/15/2022 (a)	6,577,000	6,608,964
Carvana Co. 8.88%, 10/1/2023 (a)	4,598,000	4,643,015
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a)	1,862,000	1,892,016
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	2,616,000	2,374,491
6.75%, 1/15/2022 (b)	3,345,000	2,961,462
6.75%, 6/15/2023 (b)	2,935,000	2,588,699
GameStop Corp. 6.75%, 3/15/2021 (a) (b)	3,284,000	3,229,157
Gap, Inc. 5.95%, 4/12/2021	6,504,000	6,790,631
Group 1 Automotive, Inc. 5.00%, 6/1/2022	5,275,000	5,336,559
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	4,330,000	4,166,932
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (b)	3,800,000	3,186,680
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	1,087,000	1,123,773
KGA Escrow LLC 7.50%, 8/15/2023 (a)	3,062,000	3,177,101
L Brands, Inc.:
5.63%, 2/15/2022	3,457,000	3,609,938
5.63%, 10/15/2023 (b)	3,593,000	3,724,181
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	4,103,000	4,108,744
Party City Holdings, Inc. 6.13%, 8/15/2023 (a) (b)	2,188,000	2,206,401
Penske Automotive Group, Inc. 5.75%, 10/1/2022 (b)	3,135,000	3,190,928
PetSmart, Inc. 7.13%, 3/15/2023 (a)	13,189,000	12,369,699
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	2,784,000	2,876,150
Rite Aid Corp. 6.13%, 4/1/2023 (a)	11,212,000	9,455,528

84

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Signet UK Finance PLC 4.70%, 6/15/2024	$ 2,894,000	$ 2,405,869
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	2,922,000	2,948,620
Yum! Brands, Inc.:
3.75%, 11/1/2021 (b)	370,000	375,791
3.88%, 11/1/2020	1,028,000	1,033,993
		101,190,780
SOFTWARE — 3.3%
Blackboard, Inc. 9.75%, 10/15/2021 (a)	2,868,000	2,767,706
First Data Corp.:
5.00%, 1/15/2024 (a)	12,404,000	12,709,883
5.38%, 8/15/2023 (a)	12,718,000	12,942,600
5.75%, 1/15/2024 (a)	16,553,000	17,031,051
Infor US, Inc. 6.50%, 5/15/2022	10,284,000	10,466,027
Informatica LLC 7.13%, 7/15/2023 (a)	3,197,000	3,251,093
IQVIA, Inc. 4.88%, 5/15/2023 (a)	2,168,000	2,223,934
Open Text Corp. 5.63%, 1/15/2023 (a)	4,383,000	4,499,106
PTC, Inc. 6.00%, 5/15/2024	188,000	197,408
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	3,516,000	2,368,518
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	13,454,000	14,578,485
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	950,000	982,024
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)	6,958,000	7,392,945
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a)	5,260,000	4,923,097
10.50%, 2/1/2024 (a) (b)	4,155,000	3,564,408
		99,898,285
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	4,411,000	4,458,418
TELECOMMUNICATIONS — 9.8%
Altice France SA 6.25%, 5/15/2024 (a)	7,131,000	7,341,864
Anixter, Inc.:
5.13%, 10/1/2021	404,000	418,253
5.50%, 3/1/2023	1,826,000	1,943,302
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,614,032	534,648
CenturyLink, Inc.:
Security Description	Principal Amount	Value
Series S, 6.45%, 6/15/2021	$ 8,265,000	$ 8,730,485
Series T, 5.80%, 3/15/2022 (b)	8,949,000	9,352,152
Series V, 5.63%, 4/1/2020	7,944,000	8,063,160
Series W, 6.75%, 12/1/2023 (b)	4,473,000	4,833,390
Series Y, 7.50%, 4/1/2024 (b)	7,636,000	8,437,780
CommScope Finance LLC 5.50%, 3/1/2024 (a)	9,869,000	10,127,370
CommScope, Inc. 5.00%, 6/15/2021 (a)	3,733,000	3,731,208
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	3,595,000	3,356,903
DKT Finance ApS 9.38%, 6/17/2023 (a)	2,471,000	2,674,808
Frontier Communications Corp.:
7.13%, 1/15/2023	3,923,000	2,350,897
7.63%, 4/15/2024	156,000	88,488
8.75%, 4/15/2022	4,732,000	3,008,795
10.50%, 9/15/2022	14,558,000	9,863,045
11.00%, 9/15/2025 (b)	3,320,000	2,068,991
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	5,485,000	5,629,859
HC2 Holdings, Inc. 11.50%, 12/1/2021 (a)	3,038,000	2,673,531
Hughes Satellite Systems Corp. 7.63%, 6/15/2021	4,253,850	4,574,675
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	8,296,000	8,376,388
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	7,599,000	6,724,051
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	11,972,000	10,955,817
8.00%, 2/15/2024 (a) (b)	8,849,000	9,226,410
9.50%, 9/30/2022 (a)	2,642,000	3,086,358
Intelsat Luxembourg SA 8.13%, 6/1/2023 (b)	7,797,000	6,035,658
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	3,769,000	4,099,014
Level 3 Financing, Inc.:
5.13%, 5/1/2023	3,876,000	3,915,109
5.38%, 8/15/2022	7,720,000	7,751,729
5.38%, 1/15/2024	4,230,000	4,324,202
5.63%, 2/1/2023	3,515,000	3,555,915
6.13%, 1/15/2021	3,953,980	3,973,117
Level 3 Parent LLC 5.75%, 12/1/2022	5,227,000	5,275,297
Nokia Oyj 3.38%, 6/12/2022	1,322,000	1,338,908
Plantronics, Inc. 5.50%, 5/31/2023 (a)	3,627,000	3,623,228
Qwest Corp. 6.75%, 12/1/2021	3,991,000	4,285,496
Sprint Communications, Inc.:

85

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
6.00%, 11/15/2022 (b)	$ 11,017,000	$ 11,485,333
7.00%, 3/1/2020 (a)	7,499,000	7,686,475
7.00%, 8/15/2020	6,828,000	7,086,303
11.50%, 11/15/2021	350,000	406,228
Sprint Corp.:
7.13%, 6/15/2024 (b)	3,910,000	4,148,275
7.25%, 9/15/2021	8,871,000	9,431,825
7.88%, 9/15/2023	20,107,000	21,830,773
Telecom Italia SpA 5.30%, 5/30/2024 (a)	9,968,000	10,316,182
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	5,280,000	5,473,723
T-Mobile USA, Inc.:
4.00%, 4/15/2022	41,000	41,979
6.00%, 3/1/2023	9,884,000	10,110,541
6.00%, 4/15/2024	4,936,000	5,149,433
6.38%, 3/1/2025	3,850,000	3,992,026
6.50%, 1/15/2024	5,187,000	5,373,576
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a) (b)	3,412,000	3,308,378
WTT Investment, Ltd. 5.50%, 11/21/2022 (a)	4,730,000	4,898,861
Xplornet Communications, Inc. 9.63%, 6/1/2022 (a)	2,303,161	2,349,662
		299,439,874
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 8/15/2021	2,034,000	1,962,769
TRANSPORTATION — 1.0%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021	2,719,000	1,399,469
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (b)	2,366,000	2,140,875
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	4,239,000	3,377,678
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	4,356,000	2,954,893
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (b)	4,638,000	4,563,328
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	2,229,000	2,260,696
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a) (b)	257,000	266,332
6.50%, 6/15/2022 (a)	8,029,000	8,189,500
6.75%, 8/15/2024 (a)	5,029,000	5,361,467
		30,514,238
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	$ 1,916,000	$ 1,993,062
Park Aerospace Holdings, Ltd. 4.50%, 3/15/2023 (a)	2,944,000	3,040,033
		5,033,095
TOTAL CORPORATE BONDS & NOTES (Cost $3,005,016,200)		2,955,754,995
	Shares
COMMON STOCKS — 0.0%(d)
CONSTRUCTION & ENGINEERING — 0.0% (d)
Abengoa SA Class A (i)	1,017,249	26,644
Abengoa SA Class B (i)	10,518,618	95,829
		122,473
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Avanti Communications Group PLC (i)	8,448,041	183,050
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
Mood Media Corp. (f) (i)	822,357	328,943
MEDIA — 0.0% (d)
Clear Channel Outdoor Holding, Inc. (i)	70,012	330,456
iHeartMedia, Inc. Class A (b) (i)	3,497	52,630
		383,086
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp. (i)	50,013	279,073
Vanguard Natural Resources, Inc. (e)	67,569	662
Vanguard Natural Resources, Inc. (i)	12,052	118
		279,853
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
ATD New Holdings, Inc. (e)	41,112	668,892
Erickson, Inc. (f)	7,423	37,115
		706,007
TOTAL COMMON STOCKS (Cost $17,743,018)		2,003,412

86

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
WARRANTS — 0.0% (d)
ADVERTISING SERVICES — 0.0% (d)
Affinion Group, Inc. (expiring 11/20/22) (b) (f) (i)	11,802	$ —
MEDIA — 0.0% (d)
iHeartMedia, Inc. (expiring 05/01/39) (i)	26,277	361,309
TOTAL WARRANTS (Cost $421,746)		361,309
CONVERTIBLE PREFERRED STOCKS — 0.0%
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Ditech Holding Corp. Zero Coupon, 2/9/2023	608	61
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $932,169)		61
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (j) (k)	67,526,653	67,526,653
State Street Navigator Securities Lending Portfolio III (l) (m)	213,945,431	213,945,431
TOTAL SHORT-TERM INVESTMENTS (Cost $281,472,084)		281,472,084
TOTAL INVESTMENTS — 106.6% (Cost $3,305,585,217)		3,239,591,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(200,779,321)
NET ASSETS — 100.0%		$ 3,038,812,540

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 43.3% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $690,091, representing less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $366,058, representing less than 0.05% of the Fund's net assets.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(h)	When-issued security.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2019.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
MTN	= Medium Term Note
PIK	= Payment in Kind
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,955,754,995	$ —	$2,955,754,995
Common Stocks	967,800	669,554	366,058	2,003,412
Convertible Preferred Stocks	—	61	—	61
Warrants	—	361,309	0(a)	361,309
Short-Term Investments	281,472,084	—	—	281,472,084
TOTAL INVESTMENTS	$282,439,884	$2,956,785,919	$366,058	$3,239,591,861
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2019.
87

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,031,007	$ 22,031,007	$ 827,220,684	$ 781,725,038	$—	$—	67,526,653	$ 67,526,653	$ 681,865
State Street Navigator Securities Lending Government Money Market Portfolio	271,547,946	271,547,946	545,943,871	817,491,817	—	—	—	—	1,991,899
State Street Navigator Securities Lending Portfolio III	—	—	322,185,102	108,239,671	—	—	213,945,431	213,945,431	456,789
Total		$293,578,953	$1,695,349,657	$1,707,456,526	$—	$—		$281,472,084	$3,130,553
88	ARSJNK

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.5%
ALABAMA — 0.9%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2025	$ 775,000	$ 915,089
5.00%, 9/1/2027	485,000	570,287
Series A, 5.00%, 9/1/2020	50,000	52,153
Series A, 5.00%, 9/1/2024	100,000	118,021
Series A, 5.00%, 9/1/2025	300,000	362,943
Series A, 5.00%, 9/1/2030	190,000	235,520
Series A, 5.00%, 9/1/2033	1,025,000	1,228,216
Series A, 5.00%, 9/1/2036	1,615,000	1,949,306
Series B, 5.00%, 9/1/2025	465,000	562,562
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2023	150,000	169,213
Series A, 5.00%, 2/1/2025	285,000	330,050
Series B, 5.00%, 1/1/2022	245,000	267,383
Series B, 5.00%, 1/1/2024	85,000	98,410
Series B, 5.00%, 1/1/2025	495,000	580,868
Series B, 5.00%, 1/1/2026	170,000	199,043
Series C, 5.00%, 9/1/2019	120,000	120,728
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	100,000	100,299
Series A, 5.00%, 8/1/2024	135,000	158,836
Series A, 5.00%, 8/1/2025	175,000	205,245
Series C, 5.00%, 8/1/2027	110,000	135,291
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	334,653
Series A, 4.00%, 6/1/2041	1,775,000	1,937,377
Series A, 5.00%, 6/1/2027	195,000	238,534
Series A, 5.00%, 6/1/2028	260,000	316,896
Series A, 5.00%, 6/1/2037	2,310,000	2,819,909
Series A, 5.00%, 6/1/2038	1,455,000	1,771,332
Series A, 5.00%, 6/1/2043	2,000,000	2,413,280
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	112,386
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	257,579
Series A, 4.00%, 1/1/2038	145,000	158,080
Series A, 5.00%, 1/1/2032	100,000	120,325
Series A, 5.00%, 1/1/2042	255,000	288,951
Series B, 3.00%, 1/1/2043	165,000	164,295
Series B, 4.00%, 1/1/2036	250,000	273,052
Series B, 5.00%, 1/1/2030	750,000	911,257
Series B, 5.00%, 1/1/2036	1,000,000	1,185,980
Series B, 5.00%, 1/1/2043	1,585,000	1,846,652
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	367,397
Security Description	Principal Amount	Value
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	$ 135,000	$ 151,261
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	255,000	296,639
University of Alabama, AL, General Revenue:
Series B, 3.00%, 7/1/2034	1,050,000	1,077,237
Series B, 5.00%, 7/1/2025	120,000	139,870
		25,542,405
ALASKA — 0.1%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	105,665
Series B, 5.00%, 8/1/2026	245,000	294,350
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	299,682
Series B, 5.00%, 5/1/2037	500,000	597,465
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	257,368
		1,554,530
ARIZONA — 2.1%
Arizona School Facilities Board Series A, 5.00%, 9/1/2020	150,000	156,405
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	315,000	387,129
5.00%, 6/1/2027	2,280,000	2,789,010
5.00%, 6/1/2028	205,000	249,711
5.00%, 6/1/2029	420,000	509,229
5.00%, 6/1/2032	385,000	461,696
5.00%, 6/1/2033	270,000	322,993
5.00%, 6/1/2038	230,000	271,260
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	218,272
5.00%, 1/1/2024	170,000	197,304
Series A, 5.00%, 1/1/2021	190,000	200,507
Series A, 5.00%, 1/1/2027	400,000	498,476
Series A, 5.00%, 1/1/2029	575,000	710,159
Series A, 5.00%, 12/1/2034	300,000	351,642
Series A, 5.00%, 12/1/2036	510,000	594,986
Arizona, State:
5.00%, 9/1/2022	100,000	111,127
5.00%, 10/1/2022	145,000	161,537
5.00%, 10/1/2023	500,000	573,870
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2020	250,000	259,263
5.00%, 7/1/2024	120,000	141,133
5.00%, 7/1/2025	320,000	375,504
5.00%, 7/1/2026	540,000	632,534

89

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 7/1/2027	$ 310,000	$ 380,348
5.00%, 7/1/2028	395,000	483,760
5.00%, 7/1/2031	350,000	404,813
5.00%, 7/1/2035	5,000,000	5,962,250
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2022	130,000	144,147
5.00%, 7/1/2023	415,000	474,669
5.00%, 7/1/2024	125,000	147,014
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,708,060
Series B, 5.00%, 7/1/2022	390,000	432,315
Series B, 5.00%, 7/1/2041	200,000	229,968
Series B, 5.00%, 7/1/2042	2,990,000	3,550,117
Series C, 5.00%, 7/1/2042	390,000	457,688
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	200,000	240,964
5.00%, 7/1/2026	150,000	184,926
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	177,725
Chandler, AZ, General Obligation 5.00%, 7/1/2026	175,000	204,988
Maricopa County, AZ, Special Health Care District, General Obligation 4.00%, 7/1/2038	430,000	470,338
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	262,586
5.00%, 7/1/2024	225,000	264,269
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation 5.00%, 7/1/2030	510,000	628,340
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	2,625,000	3,169,504
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	70,000	72,587
5.00%, 7/1/2024	160,000	187,925
5.00%, 7/1/2026	100,000	123,359
5.00%, 7/1/2029	455,000	554,549
Series A, 5.00%, 7/1/2025	145,000	174,792
Series A, 5.00%, 7/1/2026	235,000	282,839
Series A, 5.00%, 7/1/2037	390,000	476,681
Series B, 5.00%, 7/1/2020	550,000	570,322
Series B, 5.00%, 7/1/2024	3,145,000	3,695,564
Series B, 5.00%, 7/1/2026	6,715,000	8,271,689
Series B, 5.00%, 7/1/2027	1,420,000	1,658,901
Series B, 5.00%, 7/1/2037	500,000	598,240
Security Description	Principal Amount	Value
Phoenix, AZ, General Obligation:
4.00%, 7/1/2022	$ 355,000	$ 383,333
4.00%, 7/1/2026	460,000	535,978
5.00%, 7/1/2025	205,000	247,119
5.00%, 7/1/2026	300,000	370,302
5.00%, 7/1/2027	5,150,000	6,326,363
Pima County, AZ, Sewer System Revenue 5.00%, 7/1/2023	2,835,000	3,236,663
Pima County, Regional Transportation Authority Revenue:
5.00%, 6/1/2022	100,000	110,526
5.00%, 6/1/2025	385,000	436,740
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	246,568
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	118,335
Scottsdale, AZ, General Obligation:
4.00%, 7/1/2019	215,000	215,000
4.00%, 7/1/2024	200,000	225,588
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	574,153
		61,846,652
ARKANSAS — 0.1%
Arkansas, State General Obligation:
5.00%, 4/1/2021	175,000	186,209
5.00%, 4/1/2024	165,000	192,456
5.00%, 4/1/2026	270,000	318,792
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,149,373
Little Rock, AR, Water Reclamation System Revenue 3.50%, 10/1/2037	240,000	248,654
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	372,445
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	246,200
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	559,474
		4,273,603
CALIFORNIA — 18.3%
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	585,495

90

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	$ 1,695,000	$ 1,833,871
5.00%, 10/1/2032	590,000	637,926
5.00%, 10/1/2036	395,000	424,988
5.00%, 10/1/2041	1,300,000	1,396,694
Anaheim, Public Financing Authority Revenue:
Series A, 5.00%, 5/1/2031	540,000	627,480
Series A, 5.00%, 5/1/2034	245,000	282,588
Series A, 5.00%, 5/1/2039	2,870,000	3,274,326
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,580,792
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	377,096
3.25%, 8/1/2037	240,000	246,430
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	183,842
Series A, 5.00%, 9/15/2029	2,750,000	3,315,675
Series A, 5.00%, 9/15/2031	1,000,000	1,043,740
Series A, 5.00%, 9/15/2032	2,100,000	2,191,077
California Educational Facilities Authority Revenue 5.00%, 9/1/2040	1,325,000	1,548,355
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	350,000	356,097
2.13%, 4/1/2053 (a)	575,000	589,346
5.00%, 4/1/2024	250,000	293,740
Series A, 2.63%, 4/1/2045 (a)	13,510,000	14,351,133
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	135,874
Series A, 2.95%, 4/1/2047 (a)	1,225,000	1,317,291
California, Bay Area Water Supply & Conservation Agency Revenue Series A, 4.00%, 10/1/2019	120,000	120,870
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	362,381
5.00%, 10/1/2026	300,000	375,730
5.00%, 10/1/2027	295,000	365,585
5.00%, 10/1/2028	490,000	606,262
5.00%, 10/1/2029	115,000	148,577
5.00%, 10/1/2031	410,000	511,241
5.00%, 10/1/2032	3,470,000	4,211,876
5.00%, 10/1/2033	3,810,000	4,603,280
Security Description	Principal Amount	Value
5.00%, 10/1/2034	$ 2,400,000	$ 2,889,240
5.00%, 10/1/2035	2,225,000	2,663,547
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,236,732
Series A, 4.00%, 10/1/2040	4,000,000	4,278,480
Series A, 5.00%, 10/1/2025	145,000	177,435
Series A, 5.00%, 6/1/2042	250,000	295,232
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 5.00%, 12/1/2021	100,000	109,288
Series AS, 5.00%, 12/1/2024	335,000	402,208
Series AW, 5.00%, 12/1/2028	330,000	415,318
Series AW, 5.00%, 12/1/2029	285,000	357,672
Series AW, 5.00%, 12/1/2032	255,000	315,358
Series AX, 5.00%, 12/1/2019	345,000	350,610
Series AX, 5.00%, 12/1/2029	300,000	385,959
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	120,000	139,948
Series AS, 5.00%, 12/1/2026	220,000	263,881
Series AS, 5.00%, 12/1/2029	205,000	244,346
Series AX, 5.00%, 12/1/2032	100,000	126,564
Series O, 5.00%, 5/1/2021	355,000	380,354
Series O, 5.00%, 5/1/2022	575,000	637,060
California, State General Obligation:
3.00%, 10/1/2027	100,000	106,157
3.25%, 3/1/2032	250,000	261,210
3.50%, 8/1/2027	175,000	198,861
3.75%, 12/1/2035	280,000	293,947
4.00%, 11/1/2023	160,000	178,659
4.00%, 10/1/2024	250,000	284,305
4.00%, 9/1/2025	250,000	289,032
4.00%, 8/1/2033	205,000	230,654
4.00%, 9/1/2033	1,035,000	1,163,392
4.00%, 11/1/2036	30,000	33,618
4.00%, 11/1/2044	210,000	223,528
4.50%, 8/1/2020	3,000,000	3,107,910
5.00%, 10/1/2019	100,000	100,948
5.00%, 9/1/2020	150,000	156,674
5.00%, 11/1/2020	1,285,000	1,350,291
5.00%, 8/1/2021	2,000,000	2,157,120
5.00%, 9/1/2021	2,290,000	2,476,956
5.00%, 8/1/2022	100,000	111,491
5.00%, 9/1/2022	2,025,000	2,263,687
5.00%, 10/1/2022	2,845,000	3,188,733
5.00%, 3/1/2023	300,000	340,653
5.00%, 8/1/2023	600,000	690,018
5.00%, 9/1/2023	545,000	628,336
5.00%, 10/1/2023	640,000	739,706
5.00%, 11/1/2023	3,745,000	4,339,219
5.00%, 3/1/2024	1,920,000	2,243,750
5.00%, 8/1/2024	4,260,000	5,037,407

91

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 9/1/2024	$ 720,000	$ 853,308
5.00%, 3/1/2025	435,000	521,870
5.00%, 8/1/2025	455,000	551,692
5.00%, 9/1/2025	235,000	285,544
5.00%, 10/1/2025	420,000	499,111
5.00%, 3/1/2026	1,345,000	1,611,162
5.00%, 8/1/2026	2,990,000	3,700,833
5.00%, 9/1/2026	1,170,000	1,454,860
5.00%, 10/1/2026	1,455,000	1,772,171
5.00%, 11/1/2026	150,000	178,397
5.00%, 4/1/2027	5,000,000	6,280,000
5.00%, 8/1/2027	4,430,000	5,361,155
5.00%, 9/1/2027	165,000	178,065
5.00%, 10/1/2027	170,000	208,092
5.00%, 11/1/2027	180,000	228,834
5.00%, 8/1/2028	1,845,000	2,233,803
5.00%, 9/1/2028	2,120,000	2,321,802
5.00%, 10/1/2028	660,000	782,476
5.00%, 4/1/2029	5,000,000	6,500,550
5.00%, 8/1/2029	765,000	933,128
5.00%, 9/1/2029	1,705,000	1,873,406
5.00%, 10/1/2029	750,000	891,777
5.00%, 8/1/2030	1,930,000	2,301,602
5.00%, 9/1/2030	620,000	757,559
5.00%, 11/1/2030	500,000	626,715
5.00%, 4/1/2031	1,845,000	2,369,515
5.00%, 9/1/2031	1,915,000	2,295,789
5.00%, 3/1/2032	280,000	328,894
5.00%, 4/1/2032	4,600,000	6,101,446
5.00%, 8/1/2032	2,255,000	2,650,687
5.00%, 10/1/2032	1,295,000	1,520,939
5.00%, 8/1/2033	2,175,000	2,541,529
5.00%, 10/1/2033	570,000	668,507
5.00%, 8/1/2034	2,350,000	2,773,540
5.00%, 9/1/2034	290,000	348,522
5.00%, 10/1/2034	155,000	181,787
5.00%, 8/1/2035	4,430,000	5,267,504
5.00%, 9/1/2035	230,000	275,625
5.00%, 10/1/2035	435,000	516,493
5.00%, 8/1/2036	1,370,000	1,634,889
5.00%, 9/1/2036	1,390,000	1,661,258
5.00%, 10/1/2037	90,000	104,623
5.00%, 10/1/2039	990,000	1,154,904
4.00%, 12/1/2030 (a)	135,000	141,512
Series B, 5.00%, 8/1/2020	1,040,000	1,082,983
Series B, 5.00%, 9/1/2023	2,900,000	3,343,439
Series C, 5.00%, 9/1/2032	1,350,000	1,603,435
Series C, 5.00%, 9/1/2034	155,000	183,257
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	179,658
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	110,267
Security Description	Principal Amount	Value
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (b)	$ 100,000	$ 106,929
Cerritos, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2043	250,000	275,138
Series B, 5.00%, 8/1/2020	100,000	104,276
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,129,989
Series A, 4.00%, 8/1/2042	500,000	544,195
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	410,000	492,881
5.00%, 8/1/2033	145,000	172,351
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	317,301
Series B, 5.00%, 3/1/2026	2,400,000	2,977,008
Series B, 5.00%, 3/1/2028	3,000,000	3,800,460
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	5,000,000	5,886,700
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	165,083
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	3,300,000	3,812,721
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	428,504
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2033	250,000	276,558
Series A, 5.00%, 6/1/2029	350,000	412,695
Series A, 5.00%, 6/1/2032	100,000	117,443
Series A, 5.00%, 6/1/2033	120,000	140,620
Series A, 5.00%, 6/1/2035	760,000	924,181
Series A, 5.00%, 6/1/2037	7,160,000	8,492,548
Series A, 5.00%, 6/1/2044	735,000	911,503
Series B, 5.00%, 6/1/2022	195,000	216,772
Series B, 5.00%, 6/1/2030	160,000	188,576
Series B, 5.00%, 6/1/2034	100,000	124,056

92

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	$ 125,000	$ 154,661
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	279,123
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,175,680
Series A, 5.00%, 7/1/2045	315,000	369,662
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	467,805
Series C, 5.00%, 3/1/2035	570,000	676,584
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	101,882
Emeryville, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (b)	100,000	115,071
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	785,485
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	127,736
Series A, 5.00%, 10/1/2031	340,000	424,561
Series A, 5.00%, 10/1/2032	250,000	310,307
Foothill-De Anza Community College District, General Obligation:
2.13%, 8/1/2040 (a)	2,570,000	2,569,537
5.00%, 8/1/2027	230,000	279,478
5.00%, 8/1/2028	140,000	169,933
5.00%, 8/1/2035	1,005,000	1,169,569
Fremont, CA, Union High School District, General Obligation 5.00%, 8/1/2022	175,000	195,617
Grossmont-Cuyamaca, CA, Community College District General Obligation 4.00%, 8/1/2020	100,000	103,161
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	118,472
Security Description	Principal Amount	Value
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	$ 230,000	$ 226,741
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,019,552
Long Beach, CA, Harbor Revenue Series A, 5.00%, 12/15/2020	735,000	776,748
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2027	300,000	375,363
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,322,948
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	551,275
5.00%, 8/1/2036	430,000	515,647
Series A, 5.00%, 8/1/2023	235,000	271,068
Series A, 5.00%, 8/1/2026	215,000	255,285
Series A, 5.00%, 8/1/2028	515,000	607,870
Series A, 5.00%, 8/1/2029	670,000	788,657
Series A, 5.00%, 8/1/2030	3,570,000	4,192,679
Series A, 5.00%, 8/1/2031	3,000,000	3,516,810
Series G, 4.00%, 8/1/2039	350,000	377,513
Series J, 4.00%, 8/1/2036	400,000	450,448
Series J, 4.00%, 8/1/2039	480,000	532,406
Los Angeles, CA, Department of Airports Revenue:
5.00%, 5/15/2031	1,000,000	1,283,090
5.00%, 5/15/2032	3,250,000	4,130,652
Series C, 5.00%, 5/15/2038	465,000	538,312
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2020	135,000	140,276
Series A, 5.00%, 7/1/2023	875,000	1,006,705
Series A, 5.00%, 7/1/2024	250,000	296,422
Series A, 5.00%, 7/1/2027	150,000	184,749
Series A, 5.00%, 7/1/2028	250,000	314,785
Series A, 5.00%, 7/1/2030	520,000	619,642
Series A, 5.00%, 7/1/2031	390,000	485,320
Series A, 5.00%, 7/1/2032	715,000	891,952
Series A, 5.00%, 7/1/2034	275,000	322,624
Series A, 5.00%, 7/1/2036	3,000,000	3,649,860
Series A, 5.00%, 7/1/2039	1,420,000	1,646,973
Series A, 5.00%, 7/1/2040	1,670,000	1,951,796
Series B, 5.00%, 7/1/2020	250,000	259,770
Series B, 5.00%, 7/1/2025	100,000	121,766
Series B, 5.00%, 7/1/2027	100,000	114,799
Series B, 5.00%, 7/1/2028	320,000	392,566
Series B, 5.00%, 7/1/2029	100,000	122,538

93

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2031	$ 8,000,000	$ 10,301,280
Series B, 5.00%, 7/1/2032	3,590,000	4,482,899
Series B, 5.00%, 7/1/2033	1,500,000	1,918,080
Series B, 5.00%, 7/1/2034	555,000	665,018
Series B, 5.00%, 7/1/2036	100,000	119,013
Series B, 5.00%, 7/1/2037	100,000	120,431
Series B, 5.00%, 7/1/2042	230,000	267,575
Series B, 5.00%, 7/1/2043	210,000	237,735
Series C, 5.00%, 7/1/2027	175,000	206,841
Series C, 5.00%, 7/1/2042	595,000	712,679
Series D, 4.00%, 7/1/2023	445,000	494,270
Series D, 5.00%, 7/1/2022	300,000	334,146
Series D, 5.00%, 7/1/2027	100,000	118,195
Series D, 5.00%, 7/1/2029	135,000	159,061
Series D, 5.00%, 7/1/2030	305,000	358,714
Series D, 5.00%, 7/1/2032	180,000	210,656
Series D, 5.00%, 7/1/2033	1,235,000	1,442,085
Series D, 5.00%, 7/1/2039	2,970,000	3,441,636
Series D, 5.00%, 7/1/2044	130,000	148,788
Series E, 5.00%, 7/1/2039	310,000	359,228
Los Angeles, CA, Facilities, Inc. Revenue:
Series A, 5.00%, 12/1/2033	250,000	313,887
Series A, 5.00%, 12/1/2035	1,405,000	1,737,437
Series A, 5.00%, 12/1/2037	350,000	428,526
Series A, 5.00%, 12/1/2038	1,925,000	2,343,245
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	125,000	143,099
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 7/1/2030	7,525,000	8,391,504
Series A, 4.00%, 6/1/2034	110,000	122,756
Series A, 5.00%, 6/1/2021	165,000	177,316
Series A, 5.00%, 7/1/2023	325,000	373,646
Series A, 5.00%, 6/1/2026	100,000	124,607
Series A, 5.00%, 6/1/2029	250,000	309,355
Series A, 5.00%, 7/1/2030	100,000	126,254
Series A, 5.00%, 6/1/2033	350,000	425,509
Series A, 5.00%, 6/1/2034	245,000	296,570
Series A, 5.00%, 6/1/2037	405,000	485,032
Series A, 5.00%, 6/1/2038	850,000	1,013,302
Los Angeles, CA, Public Works Financing Authority Revenue:
Series A, 5.00%, 12/1/2039	715,000	819,790
Series D, 4.00%, 12/1/2034	215,000	238,059
Series D, 4.00%, 12/1/2036	665,000	728,381
Series D, 4.00%, 12/1/2040	325,000	351,162
Series D, 5.00%, 12/1/2028	1,975,000	2,408,177
Series D, 5.00%, 12/1/2029	100,000	121,318
Series D, 5.00%, 12/1/2030	330,000	397,660
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
Security Description	Principal Amount	Value
Series A-LONG BEACH PROJ AREA, 4.00%, 8/1/2040	$ 220,000	$ 235,673
Series C, 5.00%, 12/1/2027 (b)	225,000	267,667
Series C, 5.25%, 12/1/2025 (b)	3,505,000	4,233,549
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	120,303
Los Angeles, CA, Solid Waste Resources Revenue:
Series A, 4.00%, 2/1/2032	405,000	466,009
Series A, 5.50%, 2/1/2020	105,000	107,684
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	166,702
Series A, 4.00%, 7/1/2021	185,000	195,079
Series A, 4.00%, 7/1/2040	2,035,000	2,193,588
Series A, 5.00%, 7/1/2021	125,000	134,269
Series A, 5.00%, 7/1/2022	565,000	625,602
Series A, 5.00%, 7/1/2023	3,565,000	4,067,095
Series A, 5.00%, 7/1/2024	310,000	363,122
Series A, 5.00%, 7/1/2025	350,000	420,350
Series A, 5.00%, 7/1/2026	265,000	325,913
Series A, 5.00%, 7/1/2027	270,000	339,034
Series A, 5.00%, 7/1/2029	225,000	240,734
Series A, 5.00%, 7/1/2030	385,000	442,152
Series A, 5.00%, 7/1/2031	5,645,000	7,085,668
Series A, 5.00%, 7/1/2032	460,000	491,041
Series A, 5.00%, 7/1/2040	970,000	1,121,301
Series B, 3.00%, 7/1/2031	520,000	543,530
Series B, 5.00%, 7/1/2022	250,000	276,815
Series B, 5.00%, 7/1/2028	250,000	305,622
Series B-1, 5.00%, 7/1/2027	485,000	609,005
Series B-1, 5.00%, 7/1/2029	250,000	313,815
Series B-1, 5.00%, 7/1/2032	300,000	371,484
Series B-1, 5.00%, 7/1/2033	255,000	314,846
Series B-1, 5.00%, 7/1/2034	270,000	332,105
Series B-1, 5.00%, 7/1/2036	1,000,000	1,223,060
Series B-1, 5.00%, 7/1/2037	500,000	608,545
Series C, 5.00%, 7/1/2023	155,000	176,830
Series C, 5.00%, 7/1/2025	205,000	240,346
Series C, 5.00%, 7/1/2026	300,000	351,408
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	297,147
Series B, 5.00%, 6/1/2039	240,000	290,429
Series D, 5.00%, 6/1/2023	1,215,000	1,394,771
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	281,983

94

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	$ 325,000	$ 328,503
Metropolitan Water District of Southern California Revenue:
Series A, 2.25%, 7/1/2024	845,000	883,963
Series A, 2.50%, 7/1/2025	250,000	266,588
Series A, 5.00%, 7/1/2024	5,000,000	5,931,100
Series A, 5.00%, 7/1/2034	140,000	167,752
Series B, 5.00%, 8/1/2023	135,000	155,435
Series B, 5.00%, 8/1/2024	150,000	178,014
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	160,000	179,018
5.00%, 9/1/2023	440,000	508,253
5.00%, 9/1/2027	385,000	466,031
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	188,042
0.01%, 8/1/2027	205,000	173,352
0.01%, 8/1/2030	300,000	225,948
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	1,245,000	1,407,560
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	49,280
Zero Coupon, 8/1/2043	5,000,000	2,065,650
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	5,000,000	5,592,900
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	185,000	192,319
5.00%, 8/1/2023 (b)	100,000	114,402
5.00%, 8/1/2025 (b)	150,000	180,323
Series A, 5.00%, 8/1/2030	175,000	205,130
Series A, 5.00%, 8/1/2031	150,000	174,705
Series A, 5.00%, 8/1/2032	150,000	174,080
Series A, 5.00%, 8/1/2040	100,000	113,533
Oakland, CA, Redevelopment Agency Successor Agency Series TE, 5.00%, 9/1/2035 (b)	750,000	873,120
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	120,000	147,185
Series A, 5.00%, 2/1/2035	1,955,000	2,283,440
Series A, 5.00%, 2/1/2037	300,000	349,284
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	159,245
Security Description	Principal Amount	Value
Orange County, FL, Sales Tax Revenue:
5.00%, 2/15/2021	$ 2,000,000	$ 2,126,500
5.00%, 2/15/2022	2,000,000	2,200,680
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	417,844
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	148,748
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	117,281
Series A, 5.00%, 8/1/2029	120,000	140,480
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,810,238
Rancho Cucamonga Redevelopment Agency Successor Agency 5.00%, 9/1/2028 (b)	425,000	497,195
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	175,434
Series A, 5.00%, 6/1/2036	4,055,000	4,973,133
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,255,000	1,518,437
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	375,000	438,270
Series A, 5.00%, 12/1/2032	260,000	303,194
Series A, 5.00%, 12/1/2033	690,000	802,498
Series A, 5.00%, 12/1/2034	840,000	973,501
Sacramento, CA, Municipal Utility District, Electricity Revenue Series D, 5.00%, 8/15/2023	2,740,000	3,164,316
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	105,000	109,103
Series F, 5.00%, 8/15/2024	170,000	202,256
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	209,264
San Bernardino, CA, County Series A, 5.00%, 10/1/2023 (c)	5,000,000	5,763,250

95

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	$ 620,000	$ 760,287
5.00%, 10/15/2027	1,065,000	1,307,426
5.00%, 10/15/2028	255,000	312,008
5.00%, 10/15/2029	250,000	304,372
5.00%, 10/15/2031	345,000	415,880
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	231,288
5.00%, 5/15/2023	160,000	183,288
5.00%, 5/15/2027	175,000	212,707
Series A, 4.00%, 5/15/2021	590,000	621,795
Series A, 5.00%, 5/15/2027	320,000	397,891
Series A, 5.00%, 5/15/2029	185,000	229,111
Series A, 5.00%, 5/15/2033	560,000	682,584
Series A, 5.00%, 5/15/2034	3,020,000	3,669,753
Series A, 5.00%, 5/15/2039	100,000	118,725
Series B, 5.00%, 8/1/2022	330,000	368,343
Series B, 5.00%, 8/1/2029	100,000	124,103
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	531,760
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2026	185,000	218,023
Series A, 5.00%, 4/1/2027	270,000	335,140
Series A, 5.00%, 4/1/2028	125,000	146,303
Series A, 5.00%, 4/1/2030	120,000	147,017
Series A, 5.00%, 4/1/2032	145,000	175,559
Series A, 5.00%, 4/1/2033	125,000	150,793
Series A, 5.00%, 4/1/2034	100,000	115,111
Series A, 5.00%, 4/1/2037	375,000	428,539
Series A, 5.00%, 4/1/2039	155,000	176,196
Series A, 5.00%, 4/1/2041	125,000	147,564
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	427,140
Series B, 5.00%, 5/1/2035	4,000,000	4,819,880
Series B, 5.00%, 5/1/2036	100,000	120,189
Series B, 5.00%, 5/1/2037	100,000	119,849
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	250,931
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,231,723
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2021	100,000	108,343
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2025	$ 110,000	$ 134,680
San Diego, CA Series A, 5.00%, 10/15/2027	220,000	260,968
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	204,411
4.00%, 8/1/2029	400,000	463,700
5.00%, 8/1/2027	160,000	199,949
5.00%, 8/1/2029	235,000	291,282
5.00%, 8/1/2031	160,000	196,155
5.00%, 8/1/2041	190,000	226,463
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	355,000	380,681
San Diego, CA, Unified School District, General Obligation:
Series F, 5.00%, 7/1/2040	1,725,000	1,998,274
Series F, 5.00%, 7/1/2045	150,000	173,015
Series I, Zero Coupon, 7/1/2036	2,865,000	1,571,452
Series I, Zero Coupon, 7/1/2037	405,000	211,455
Series I, Zero Coupon, 7/1/2039	310,000	147,572
Series R-3, 5.00%, 7/1/2020	150,000	155,726
Series R-4, 5.00%, 7/1/2024	235,000	278,261
Series R-4, 5.00%, 7/1/2028	250,000	303,770
Series R-5, 5.00%, 7/1/2029	260,000	322,702
Series SENIOR-1, 4.00%, 7/1/2033	100,000	113,104
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series D, 5.00%, 8/1/2029	160,000	193,690
San Francisco, CA, City & County:
Series A, 4.00%, 4/1/2045	115,000	120,256
Series B, 4.00%, 4/1/2038	530,000	573,672
Series B, 5.00%, 4/1/2020	110,000	113,182
Series R1, 4.00%, 9/1/2039	535,000	564,104
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	592,229
Series A, 5.00%, 10/1/2029	100,000	121,765
Series C, 2.13%, 10/1/2048 (a)	3,000,000	3,066,960
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2034	1,990,000	2,158,573
Series A, 4.00%, 6/15/2035	1,350,000	1,457,284
Series A, 5.00%, 6/15/2023	200,000	222,620
Series R1, 4.00%, 6/15/2030	650,000	708,740
Series R1, 5.00%, 6/15/2027	325,000	372,996

96

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	$ 105,000	$ 122,513
5.00%, 11/1/2019	125,000	126,623
5.00%, 11/1/2020	160,000	168,326
5.00%, 11/1/2024	235,000	280,825
5.00%, 11/1/2028	170,000	213,165
5.00%, 11/1/2032	100,000	119,183
5.00%, 11/1/2033	680,000	834,945
5.00%, 11/1/2034	335,000	408,978
Series B, 5.00%, 11/1/2041	1,400,000	1,621,550
Series B, 5.00%, 11/1/2042	350,000	405,058
Series B, 5.00%, 11/1/2043	1,070,000	1,237,733
Series D, 5.00%, 11/1/2033	260,000	324,714
Series D, 5.00%, 11/1/2034	330,000	410,659
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,904,981
San Francisco, CA, Unified School District, General Obligation:
Series B, 5.00%, 6/15/2021	135,000	145,198
Series F&C, 5.00%, 6/15/2028	100,000	118,044
San Joaquin, CA 4.00%, 11/15/2030 (b)	125,000	142,783
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	170,666
Series A, 5.00%, 8/1/2027	270,000	328,082
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	217,994
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	155,002
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,741,242
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	221,060
5.00%, 8/1/2035	350,000	429,187
5.00%, 8/1/2036	350,000	427,339
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	130,000	152,931
5.00%, 9/1/2034	100,000	116,609
Series A, 2.50%, 9/1/2040 (a)	100,000	100,216
Security Description	Principal Amount	Value
San Mateo County, CA, Joint Powers Financing Authority Revenue 5.00%, 6/15/2024	$ 280,000	$ 331,559
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	277,990
Series A, 5.00%, 6/1/2029	130,000	155,652
Series A, 5.00%, 6/1/2030	160,000	190,971
San Mateo Foster, CA, Public Financing Authority:
4.00%, 8/1/2039	1,250,000	1,410,300
4.00%, 8/1/2044	8,000,000	8,896,320
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	4,652,933
Series A, 3.50%, 4/1/2041	600,000	618,960
Series Q, 2.50%, 5/15/2029	140,000	143,832
Series Q, 4.00%, 5/15/2031	1,815,000	2,020,803
Series Q, 4.00%, 5/15/2033	300,000	332,370
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	267,748
Series C, 3.25%, 8/1/2039	150,000	155,409
Series C, 5.00%, 8/1/2030	125,000	157,629
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	256,235
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,608,688
Series A, 5.00%, 8/1/2043	1,750,000	2,146,217
Series D, 5.00%, 8/1/2043	1,025,000	1,161,274
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	261,625
5.00%, 7/1/2027	150,000	187,079
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	302,799
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2025	545,000	585,237
Series A, 5.00%, 7/1/2027	130,000	139,091
Series C, 5.00%, 7/1/2027	110,000	131,916
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	125,000	127,625

97

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
University of California, Revenue:
Series A, 3.00%, 11/1/2033	$ 250,000	$ 256,490
Series A, 3.13%, 11/1/2036	225,000	230,582
Series A, 3.20%, 11/1/2037	270,000	277,028
Series A, 4.00%, 11/1/2035	300,000	335,088
Series A, 4.00%, 11/1/2037	555,000	613,253
Series A, 4.00%, 11/1/2038	1,580,000	1,735,851
Series A, 4.00%, 11/1/2043	430,000	466,120
Series A, 5.00%, 11/1/2020	345,000	362,954
Series A, 5.00%, 11/1/2021	3,180,000	3,463,815
Series A, 5.00%, 11/1/2025	250,000	307,437
Series A, 5.00%, 11/1/2028	120,000	148,486
Series A, 5.00%, 11/1/2029	270,000	321,421
Series A, 5.00%, 11/1/2030	1,970,000	2,330,687
Series A, 5.00%, 11/1/2031	205,000	254,190
Series A, 5.00%, 11/1/2032	120,000	144,166
Series A, 5.00%, 11/1/2033	350,000	409,538
Series A, 5.00%, 11/1/2034	555,000	647,213
Series A, 5.00%, 11/1/2035	5,450,000	6,814,390
Series A, 5.00%, 11/1/2036	265,000	317,120
Series A, 5.00%, 11/1/2037	400,000	472,092
Series A, 5.00%, 11/1/2038	165,000	194,142
Series A, 5.00%, 11/1/2041	1,940,000	2,276,415
Series A, 5.00%, 11/1/2043	220,000	257,004
Series AK, 5.00%, 5/15/2042	2,065,000	2,464,536
Series AM, 5.00%, 5/15/2023	130,000	148,975
Series AM, 5.00%, 5/15/2025	250,000	295,442
Series AM, 5.00%, 5/15/2027	200,000	235,626
Series AO, 5.00%, 5/15/2021	395,000	423,803
Series AO, 5.00%, 5/15/2025	2,195,000	2,666,552
Series AO, 5.00%, 5/15/2026	110,000	133,354
Series AO, 5.00%, 5/15/2028	425,000	513,357
Series AO, 5.00%, 5/15/2032	100,000	118,984
Series AO, 5.00%, 5/15/2040	110,000	127,694
Series AR, 4.00%, 5/15/2037	570,000	622,873
Series AR, 5.00%, 5/15/2030	580,000	714,490
Series AR, 5.00%, 5/15/2032	120,000	146,020
Series AR, 5.00%, 5/15/2041	495,000	580,932
Series AT, 1.40%, 5/15/2046 (a)	115,000	114,765
Series AY, 4.00%, 5/15/2035	100,000	111,566
Series AZ, 5.00%, 5/15/2043	5,200,000	6,316,180
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,840
Series B-3, 4.00%, 11/1/2051 (a)	350,000	384,475
Series I, 4.00%, 5/15/2045	200,000	213,242
Series I, 5.00%, 5/15/2027	145,000	175,146
Series I, 5.00%, 5/15/2028	655,000	790,349
Series I, 5.00%, 5/15/2030	180,000	215,620
Series I, 5.00%, 5/15/2031	335,000	399,632
Series I, 5.00%, 5/15/2032	145,000	172,347
Security Description	Principal Amount	Value
Series K, 4.00%, 5/15/2036	$ 265,000	$ 290,424
Series K, 4.00%, 5/15/2046	315,000	338,786
Series K, 5.00%, 5/15/2031	460,000	561,485
Series K, 5.00%, 5/15/2033	300,000	362,418
Series M, 5.00%, 5/15/2028	100,000	127,188
Series M, 5.00%, 5/15/2030	200,000	251,906
Series M, 5.00%, 5/15/2032	295,000	366,461
Series M, 5.00%, 5/15/2036	250,000	303,495
Series M, 5.00%, 5/15/2042	530,000	630,864
Series O, 4.00%, 5/15/2048	250,000	272,635
Series O, 5.00%, 5/15/2039	2,200,000	2,689,434
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	290,000	304,001
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	507,312
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	283,745
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	201,856
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	238,124
Series A, 5.00%, 8/1/2031	295,000	350,439
Series A, 5.00%, 8/1/2035	265,000	311,314
Series A, 5.00%, 8/1/2042	100,000	113,083
West Valley-Mission Community College District, CA, General Obligation:
Series B, 4.00%, 8/1/2034	250,000	275,748
Series C, 4.00%, 8/1/2032	5,000,000	5,668,500
Series C, 4.00%, 8/1/2034	3,065,000	3,426,578
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	235,301
		535,550,019
COLORADO — 2.3%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,395,721
Series A, 5.00%, 12/1/2031	485,000	588,649
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	320,188
Adams, CO, 12 Five Star Schools, General Obligation:

98

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series B, 5.00%, 12/15/2027	$ 1,920,000	$ 2,374,426
Series B, 5.00%, 12/15/2029	190,000	233,497
Adams, CO, County School District No.1, General Obligation 5.00%, 12/1/2036	350,000	419,125
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,127,880
Series A, 5.00%, 12/1/2026	5,000,000	6,235,800
Series A, 5.50%, 12/1/2027	2,780,000	3,639,409
Series A, 5.50%, 12/1/2028	2,525,000	3,372,819
Aurora, CO, Water Revenue:
2.00%, 8/1/2046 (a)	1,805,000	1,794,657
5.00%, 8/1/2036	125,000	148,896
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	168,881
Series C, 5.00%, 12/15/2028	1,800,000	2,224,080
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,439,031
Series A, 5.00%, 12/1/2042	245,000	292,126
Series B, 4.00%, 12/1/2027	130,000	153,377
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2044	110,000	125,548
Series A-1, 5.00%, 11/15/2023	530,000	613,088
Series A-2, 5.00%, 11/15/2039	100,000	114,604
Colorado, Higher Education Series A, 5.00%, 11/1/2025	505,000	608,384
Colorado, State:
Series A, 4.00%, 12/15/2037	4,800,000	5,320,416
Series A, 5.00%, 12/15/2030	5,000,000	6,285,350
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	550,125
Colorado, State Building Excellent Schools Today:
Series K, 5.00%, 3/15/2031	275,000	333,349
Series L, 5.00%, 3/15/2025	150,000	178,951
Series M, 5.00%, 3/15/2029	1,000,000	1,256,690
Series M, 5.00%, 3/15/2030	190,000	237,084
Series M, 5.00%, 3/15/2031	500,000	618,705
Colorado, State Higher Education Capital Construction Lease Purchase Program:
Series A, 5.00%, 11/1/2020	125,000	131,096
Series A, 5.00%, 11/1/2024	190,000	224,037
Security Description	Principal Amount	Value
Danver, CO, City & County, Revenue:
Series A, 5.00%, 8/1/2024	$ 360,000	$ 422,982
Series A, 5.00%, 8/1/2027	150,000	183,474
Series A, 5.00%, 8/1/2042	1,025,000	1,199,660
Series A-2, 0.01%, 8/1/2034	1,800,000	1,103,544
Series A-2, 0.01%, 8/1/2038	3,000,000	1,497,660
Series A-2, 0.01%, 8/1/2039	3,000,000	1,431,450
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2029	255,000	313,362
Series A, 5.50%, 12/1/2024	260,000	315,461
Series A, 5.50%, 12/1/2028	100,000	130,432
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	5,000,000	5,622,450
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	141,236
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	250,096
5.00%, 12/1/2030	160,000	198,565
5.25%, 12/1/2032	100,000	125,393
5.25%, 12/1/2033	250,000	312,912
5.50%, 12/1/2035	160,000	202,699
5.50%, 12/1/2037	500,000	626,900
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	412,805
Regional, CO, Transportation District:
4.00%, 6/1/2040	230,000	245,251
5.00%, 6/1/2023	320,000	330,717
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	600,000	665,190
Series B, 5.00%, 11/1/2034	100,000	122,880
University of California, Revenue Series A, 5.00%, 6/1/2035	275,000	322,278
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	167,537
Series A, 5.00%, 6/1/2038	265,000	310,559
Series A, 5.00%, 6/1/2039	235,000	275,401
Series A-2, 3.00%, 6/1/2033	75,000	76,405
Series A-2, 3.25%, 6/1/2037	340,000	346,776
Series A-2, 4.00%, 6/1/2035	2,500,000	2,825,375
Series A-2, 4.00%, 6/1/2038	505,000	565,201
Series A-2, 4.00%, 6/1/2043	310,000	343,812
Series A-2, 5.00%, 6/1/2023	275,000	313,874
Series A-2, 5.00%, 6/1/2026	450,000	555,367

99

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A-2, 5.00%, 6/1/2027	$ 250,000	$ 315,302
Series B-1, 2.25%, 6/1/2027	2,000,000	2,045,320
Series B-1, 2.50%, 6/1/2028	175,000	180,404
Series B-1, 2.75%, 6/1/2029	320,000	332,550
Series B-1, 4.00%, 6/1/2036	105,000	115,753
Series B-1, 4.00%, 6/1/2038	415,000	454,305
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	119,936
		68,047,263
CONNECTICUT — 0.5%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 3/1/2029	50,000	59,176
Series B, 5.00%, 6/1/2026	2,080,000	2,557,797
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	800,000	885,808
Series A-3-REMK 0, 1.80%, 7/1/2049 (a)	355,000	357,016
Series A-4, 2.00%, 7/1/2049 (a)	7,000,000	7,110,600
Series B-1, 5.00%, 7/1/2029 (a)	485,000	502,770
Series U-1-, 2.00%, 7/1/2033 (a)	800,000	812,728
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	430,000	473,439
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A, 5.00%, 11/1/2042	1,000,000	1,129,130
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	600,000	690,426
Series B, 4.00%, 8/1/2036	295,000	324,715
Series B, 5.00%, 8/1/2029	500,000	607,730
		15,511,335
DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,089,430
3.00%, 3/1/2032	50,000	52,272
3.13%, 3/1/2033	345,000	362,378
3.25%, 3/1/2035	385,000	404,204
3.25%, 3/1/2037	135,000	140,673
5.00%, 3/1/2021	145,000	153,974
Series A, 5.00%, 1/1/2025	75,000	89,503
Series A, 5.00%, 2/1/2029	495,000	628,972
Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2032	$ 300,000	$ 375,351
Series A, 5.00%, 2/1/2036	1,000,000	1,234,550
Series B, 5.00%, 7/1/2020	2,000,000	2,074,500
Series B, 5.00%, 7/1/2024	400,000	471,080
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2027	320,000	393,331
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,115,346
5.00%, 10/1/2027	595,000	721,717
5.00%, 10/1/2038	170,000	199,250
		9,506,531
DISTRICT OF COLUMBIA — 1.6%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	225,000	249,752
Series A, 4.00%, 6/1/2037	285,000	316,111
Series A, 4.00%, 6/1/2041	325,000	354,302
Series A, 5.00%, 6/1/2022	390,000	431,172
Series A, 5.00%, 10/15/2022	7,260,000	8,119,729
Series A, 5.00%, 6/1/2030	1,085,000	1,340,366
Series A, 5.00%, 6/1/2032	330,000	403,739
Series A, 5.00%, 6/1/2033	300,000	366,024
Series A, 5.00%, 6/1/2034	225,000	273,557
Series A, 5.00%, 6/1/2035	2,280,000	2,763,201
Series A, 5.00%, 6/1/2037	2,435,000	2,921,178
Series A, 5.00%, 6/1/2038	500,000	579,945
Series A, 5.00%, 6/1/2041	285,000	333,957
Series A, 5.00%, 6/1/2043	5,380,000	6,486,935
Series D, 4.00%, 6/1/2034	400,000	448,516
Series D, 5.00%, 6/1/2021	310,000	331,793
Series D, 5.00%, 6/1/2022	320,000	353,782
Series D, 5.00%, 6/1/2023	100,000	113,971
Series D, 5.00%, 6/1/2032	505,000	617,842
Series D, 5.00%, 6/1/2035	1,000,000	1,211,930
Series D, 5.00%, 6/1/2036	2,555,000	3,082,287
Series D, 5.00%, 6/1/2038	1,000,000	1,199,160
Series D, 5.00%, 6/1/2041	500,000	591,595
Series E, 5.00%, 6/1/2020	125,000	129,221
Series E, 5.00%, 6/1/2025	170,000	204,612
Series E, 5.00%, 6/1/2032	145,000	175,718
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	185,328
Series A, 5.00%, 10/1/2032	300,000	357,276
Series A, 5.00%, 10/1/2035	675,000	796,325
Series A, 5.00%, 10/1/2036	470,000	553,049
Series A, 5.00%, 10/1/2039	485,000	566,902
Series B, 5.00%, 10/1/2034	290,000	341,594
Series B, 5.00%, 10/1/2043	550,000	661,573
Series B, 5.25%, 10/1/2044	120,000	141,149
Series C, 5.00%, 10/1/2022	125,000	139,679
Series C, 5.00%, 10/1/2025	110,000	129,922

100

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series C, 5.00%, 10/1/2030	$ 250,000	$ 291,010
Series C, 5.00%, 10/1/2031	455,000	528,150
Series C, 5.00%, 10/1/2039	2,235,000	2,559,343
Series C, 5.00%, 10/1/2044	265,000	302,463
Washington Metropolitan Area Transit Authority, Revenue:
Series A-1, 5.00%, 7/1/2020	295,000	305,809
Series A-1, 5.00%, 7/1/2024	170,000	199,670
Series A-1, 5.00%, 7/1/2026	250,000	308,210
Series B, 5.00%, 7/1/2020	90,000	93,298
Series B, 5.00%, 7/1/2024	280,000	328,868
Series B, 5.00%, 7/1/2029	150,000	186,570
Series B, 5.00%, 7/1/2030	350,000	431,799
Series B, 5.00%, 7/1/2035	2,900,000	3,503,055
Series B, 5.00%, 7/1/2037	500,000	599,455
		46,910,892
FLORIDA — 3.6%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,171,207
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	260,663
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 7/1/2023	340,000	388,600
Series B, 5.00%, 6/1/2023	195,000	222,403
Series B, 5.00%, 6/1/2024	475,000	557,607
Series E, 5.00%, 6/1/2022	100,000	110,678
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2019	105,000	105,000
Series A, 5.00%, 7/1/2020	125,000	129,593
Series A, 5.00%, 7/1/2023	335,000	382,463
Series A, 5.00%, 7/1/2024	740,000	869,152
Series A, 5.00%, 7/1/2025	430,000	518,073
Series A, 5.00%, 7/1/2026	245,000	302,046
Series A, 5.00%, 7/1/2028	220,000	282,161
Series B, 5.00%, 7/1/2020	140,000	145,144
Series B, 5.00%, 7/1/2023	485,000	553,715
Series B, 5.00%, 7/1/2024	355,000	416,958
Series B, 5.00%, 7/1/2025	320,000	385,542
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	155,000	160,695
5.00%, 7/1/2021	205,000	219,840
5.00%, 7/1/2026	130,000	151,867
Series A, 5.00%, 7/1/2023	270,000	307,687
Series A, 5.00%, 7/1/2025	105,000	126,038
Series A, 5.00%, 7/1/2026	350,000	419,016
Series A, 5.00%, 7/1/2027	545,000	682,487
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2028	$ 275,000	$ 350,589
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	222,667
Series A, 5.00%, 8/1/2025	170,000	204,476
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 9/1/2019	220,000	221,342
Series A, 5.00%, 8/1/2021	380,000	408,549
Series A, 5.00%, 9/1/2025	160,000	193,466
Florida, State General Obligation:
Series A, 3.50%, 7/1/2043	160,000	168,320
Series A, 4.00%, 6/1/2037	225,000	254,068
Series A, 4.00%, 6/1/2038	475,000	535,268
Series A, 5.00%, 7/1/2020	200,000	207,348
Series A, 5.00%, 7/1/2021	575,000	617,216
Series A, 5.00%, 6/1/2022	105,000	116,212
Series A, 5.00%, 6/1/2023	130,000	148,269
Series A, 5.00%, 6/1/2024	170,000	199,565
Series A, 5.00%, 7/1/2024	425,000	499,400
Series A, 5.00%, 6/1/2027	500,000	600,540
Series A, 5.00%, 7/1/2027	125,000	154,299
Series B, 5.00%, 6/1/2020	250,000	258,513
Series B, 5.00%, 6/1/2022	517,000	572,205
Series B, 5.00%, 6/1/2027	100,000	116,923
Series B, 5.00%, 6/1/2028	170,000	198,682
Series B, 5.00%, 6/1/2030	135,000	168,921
Series C, 2.63%, 6/1/2037	300,000	296,289
Series C, 3.00%, 6/1/2031	110,000	113,715
Series C, 4.00%, 6/1/2025	10,000	10,722
Series C, 4.00%, 6/1/2031	2,855,000	3,279,297
Series C, 5.00%, 6/1/2023	100,000	114,053
Series C, 5.00%, 6/1/2025	60,000	70,310
Series C, 5.00%, 6/1/2026	175,000	204,979
Series E, 2.38%, 6/1/2031	295,000	297,920
Series E, 5.00%, 6/1/2024	225,000	264,130
Series F, 5.00%, 6/1/2024	110,000	129,130
Series F, 5.00%, 6/1/2027	135,000	166,331
Series F, 5.00%, 6/1/2029	125,000	153,568
Florida's Turnpike Enterprise Revenue:
Series B, 5.00%, 7/1/2020	100,000	103,695
Series B, 5.00%, 7/1/2024	225,000	264,744
Series C, 5.00%, 7/1/2030	300,000	363,651
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	356,954
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	126,349
Series A, 5.00%, 10/1/2024	125,000	147,570
Series A, 5.00%, 10/1/2027	2,820,000	3,556,471
Series A, 5.00%, 10/1/2031	790,000	974,868
Series A, 5.00%, 10/1/2032	270,000	331,654

101

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2034	$ 250,000	$ 305,057
Series A, 5.00%, 10/1/2035	500,000	609,015
Series A, 5.00%, 10/1/2036	500,000	607,150
Series A, 5.00%, 10/1/2037	500,000	603,560
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	340,019
Hillsborough County, FL, School Board 5.00%, 7/1/2020	1,300,000	1,347,112
Hillsborough, FL, Community Investment Tax Revenue 5.00%, 11/1/2024	730,000	860,363
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	311,048
Series A, 5.00%, 10/1/2030	270,000	320,692
Series B, 5.00%, 10/1/2024	580,000	675,781
Series B, 5.00%, 10/1/2025	245,000	291,369
Series B, 5.00%, 10/1/2027	795,000	983,932
Series B, 5.00%, 10/1/2029	1,175,000	1,407,650
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	272,486
3.25%, 10/1/2032	795,000	823,000
5.00%, 10/1/2024	430,000	504,076
5.00%, 10/1/2027	395,000	470,532
5.00%, 10/1/2029	685,000	811,910
Jacksonville, FL, Transportation Authority Revenue:
5.00%, 8/1/2035	385,000	451,324
5.00%, 8/1/2036	1,655,000	1,939,776
JEA, FL, Electric System Revenue:
Series A, 4.00%, 10/1/2020	240,000	247,956
Series A, 5.00%, 10/1/2033	65,000	74,615
Series B, 5.00%, 10/1/2029	215,000	264,065
Series B, 5.00%, 10/1/2030	125,000	152,906
Series III B, 3.38%, 10/1/2034	150,000	151,539
Series III B, 5.00%, 10/1/2026	265,000	319,985
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	125,428
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	100,994
Series A, 3.25%, 10/1/2036	250,000	252,145
Series A, 3.38%, 10/1/2037	535,000	539,735
Series A, 3.38%, 10/1/2041	615,000	617,798
Series A, 4.00%, 10/1/2039	425,000	465,770
Series A, 4.00%, 10/1/2040	415,000	444,150
Series A, 5.00%, 10/1/2023	35,000	39,027
Series A, 5.00%, 10/1/2026	360,000	417,568
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2028	$ 185,000	$ 227,892
Series A, 5.00%, 10/1/2029	295,000	362,322
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	635,443
5.00%, 10/1/2021	230,000	248,577
5.00%, 10/1/2025	125,000	151,123
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	884,838
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	515,888
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2029	130,000	154,824
5.00%, 7/1/2045	100,000	116,091
Series A, 3.38%, 7/1/2035	5,710,000	6,041,694
Series A, 3.38%, 7/1/2036	2,510,000	2,642,930
Series A, 5.00%, 7/1/2023	200,000	228,336
Series A, 5.00%, 7/1/2024	580,000	681,227
Series A, 5.00%, 7/1/2025	605,000	728,916
Series A, 5.00%, 7/1/2029	210,000	255,946
Series B, 4.00%, 7/1/2035	100,000	108,054
Series B, 5.00%, 7/1/2020	550,000	570,322
Series B, 5.00%, 7/1/2025	625,000	730,787
Series B, 5.00%, 7/1/2027	1,470,000	1,715,725
Series B, 5.00%, 7/1/2028	1,490,000	1,737,504
Series B, 5.00%, 7/1/2029	405,000	470,383
Series D, 5.00%, 7/1/2034	515,000	614,745
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	234,782
Series B, 5.00%, 4/1/2020	250,000	256,700
Series B, 5.00%, 4/1/2021	135,000	143,551
Series B, 5.00%, 4/1/2022	320,000	351,622
Series B, 5.00%, 4/1/2025	890,000	1,063,488
Series B, 5.00%, 4/1/2027	305,000	370,877
Series B, 5.00%, 4/1/2028	565,000	684,938
Series B, 5.00%, 4/1/2029	450,000	543,528
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	282,693
5.00%, 3/15/2030	250,000	306,747
5.00%, 3/15/2036	505,000	592,133
5.00%, 3/15/2041	115,000	133,378
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	159,816
3.00%, 7/1/2038	585,000	587,890
3.13%, 7/1/2029	130,000	138,861
4.00%, 7/1/2036	125,000	135,544
4.00%, 7/1/2038	2,155,000	2,332,163
5.00%, 7/1/2024	295,000	346,017

102

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 7/1/2025	$ 420,000	$ 504,151
5.00%, 7/1/2043	1,630,000	1,956,424
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	420,000	440,034
Series C, 5.00%, 8/1/2028	500,000	594,040
Series C, 5.00%, 8/1/2029	500,000	591,725
Series C, 5.00%, 8/1/2033	450,000	536,112
Series C, 5.00%, 8/1/2034	175,000	207,819
Series D, 5.00%, 8/1/2029	310,000	366,869
Series D, 5.00%, 8/1/2031	450,000	527,760
Series D, 5.00%, 8/1/2032	110,000	128,614
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	810,000	847,357
5.00%, 10/1/2021	550,000	595,061
5.00%, 10/1/2022	2,090,000	2,333,297
5.00%, 10/1/2028	100,000	119,252
5.00%, 10/1/2030	280,000	366,716
Orlando County, FL, Contract Tourist Development Tax Payments Revenue Series B, 5.00%, 10/1/2041	1,195,000	1,379,460
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2019	130,000	131,193
Series A, 5.00%, 10/1/2032	65,000	76,057
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	184,470
Series A, 5.00%, 8/1/2027	230,000	288,305
Series B, 5.00%, 8/1/2022	370,000	410,496
Series B, 5.00%, 8/1/2023	115,000	131,414
Series B, 5.00%, 8/1/2024	695,000	815,847
Series B, 5.00%, 8/1/2028	500,000	638,280
Series C, 5.00%, 8/1/2029	250,000	317,435
Series D, 5.00%, 8/1/2025	350,000	421,204
Series D, 5.00%, 8/1/2028	100,000	118,935
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	468,059
5.00%, 5/1/2038	450,000	529,911
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	415,789
3.25%, 7/1/2045	125,000	126,558
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	565,440
Series A, 4.00%, 6/1/2035	375,000	415,969
Series A, 5.00%, 6/1/2026	125,000	141,493
Series A, 5.00%, 6/1/2033	500,000	604,745
Series A, 5.00%, 6/1/2036	500,000	597,790
Series A, 5.00%, 6/1/2037	450,000	536,274
Seminole, FL, Water & Sewer Revenue Series A, 5.00%, 10/1/2027	535,000	643,621
Security Description	Principal Amount	Value
South Florida Water Management District:
3.00%, 10/1/2031	$ 315,000	$ 325,940
5.00%, 10/1/2022	660,000	736,164
5.00%, 10/1/2027	165,000	200,201
5.00%, 10/1/2031	175,000	207,634
5.00%, 10/1/2032	300,000	354,159
5.00%, 10/1/2035	105,000	122,865
5.00%, 10/1/2036	370,000	431,842
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	262,168
5.00%, 10/1/2031	220,000	249,872
5.00%, 10/1/2032	195,000	230,515
5.00%, 10/1/2036	100,000	116,701
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	259,693
5.00%, 10/1/2036	600,000	689,220
Tampa, FL, Bay Water Revenue:
Series A, 5.00%, 10/1/2036	125,000	149,434
Series A, 5.00%, 10/1/2037	2,715,000	3,240,543
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	500,000	525,475
4.00%, 10/1/2034	110,000	122,027
5.00%, 10/1/2023	125,000	143,690
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,618,200
		104,310,020
GEORGIA — 2.0%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	154,683
Atlanta, GA, General Obligation:
5.00%, 12/1/2022	1,550,000	1,741,441
5.00%, 12/1/2031	1,000,000	1,176,480
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	252,080
Series A, 5.00%, 11/1/2034	425,000	521,144
Series A, 5.00%, 11/1/2037	5,000,000	6,073,550
Series B, 3.50%, 11/1/2043	225,000	232,661
Series B, 5.00%, 11/1/2028	560,000	707,431
Series B, 5.00%, 11/1/2033	3,000,000	3,691,890
Series C, 4.00%, 11/1/2038	3,140,000	3,478,712
DeKalb, GA, Water & Sewerage Revenue 5.00%, 10/1/2023	100,000	115,042
Georgia, State General Obligation:
5.00%, 2/1/2030	800,000	965,576
Series A, 4.00%, 2/1/2031	100,000	112,589

103

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2025	$ 485,000	$ 579,163
Series A, 5.00%, 7/1/2026	295,000	364,794
Series A, 5.00%, 2/1/2027	2,650,000	3,201,817
Series A, 5.00%, 7/1/2031	165,000	208,423
Series A-1, 5.00%, 2/1/2026	215,000	263,227
Series A-2, 5.00%, 2/1/2025	250,000	290,725
Series A-2, 5.00%, 2/1/2031	505,000	621,362
Series A-2, 5.00%, 2/1/2033	1,850,000	2,260,700
Series C, 5.00%, 7/1/2025	4,000,000	4,826,920
Series C, 5.00%, 7/1/2030	510,000	634,766
Series C-1, 4.00%, 1/1/2025	300,000	341,310
Series C-1, 4.00%, 7/1/2025	1,805,000	2,072,411
Series E, 5.00%, 12/1/2025	360,000	438,959
Series F, 5.00%, 1/1/2024	545,000	632,532
Series F, 5.00%, 1/1/2027	1,005,000	1,254,843
Series F, 5.00%, 1/1/2028	4,000,000	4,970,520
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	155,797
Series B, 4.00%, 10/1/2038	315,000	348,311
Series B, 5.00%, 10/1/2038	2,600,000	3,102,242
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2021	2,400,000	2,540,400
5.00%, 2/1/2031	2,455,000	2,921,425
5.00%, 2/1/2035	3,385,000	3,998,091
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	114,181
Sandy Springs, GA, Public Facilities Authority Revenue 5.00%, 5/1/2041	2,175,000	2,564,282
		57,930,480
HAWAII — 1.4%
City & County of Honolulu, HI, General Obligation Series A, 5.00%, 10/1/2019	125,000	126,156
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	35,000	38,041
Series DZ, 5.00%, 12/1/2026	85,000	92,279
Series DZ-2016, 5.00%, 12/1/2024	65,000	70,697
Series DZ-2016, 5.00%, 12/1/2026	115,000	125,086
Series EH, 5.00%, 8/1/2020	105,000	109,235
Series EO, 5.00%, 8/1/2019	100,000	100,301
Series EO, 5.00%, 8/1/2020	100,000	104,033
Series EO, 5.00%, 8/1/2026	185,000	217,061
Series EO, 5.00%, 8/1/2030	215,000	249,727
Series EO, 5.00%, 8/1/2032	100,000	115,481
Series ET, 4.00%, 10/1/2021	300,000	318,024
Series EY, 5.00%, 10/1/2026	640,000	773,978
Series EY, 5.00%, 10/1/2027	675,000	815,103
Security Description	Principal Amount	Value
Series EZ, 5.00%, 10/1/2024	$ 1,060,000	$ 1,253,747
Series FB, 4.00%, 4/1/2029	495,000	563,775
Series FE, 5.00%, 10/1/2024	260,000	307,523
Series FE, 5.00%, 10/1/2026	450,000	557,798
Series FG, 4.00%, 10/1/2032	300,000	337,173
Series FG, 5.00%, 10/1/2022	110,000	122,880
Series FG, 5.00%, 10/1/2029	395,000	483,638
Series FH, 4.00%, 10/1/2031	285,000	321,460
Series FH, 5.00%, 10/1/2023	2,050,000	2,361,108
Series FH, 5.00%, 10/1/2027	370,000	457,579
Series FK, 4.00%, 5/1/2020	300,000	306,843
Series FK, 4.00%, 5/1/2023	110,000	121,051
Series FK, 5.00%, 5/1/2034	480,000	581,587
Series FN, 5.00%, 10/1/2022	300,000	335,127
Series FN, 5.00%, 10/1/2025	335,000	406,124
Series FT, 4.00%, 1/1/2037	100,000	111,807
Series FT, 5.00%, 1/1/2027	115,000	143,312
Series FT, 5.00%, 1/1/2029	1,000,000	1,259,760
Series FT, 5.00%, 1/1/2031	1,145,000	1,424,849
Series FT, 5.00%, 1/1/2036	250,000	304,925
Series FW, 5.00%, 1/1/2023	1,500,000	1,689,015
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	144,226
Series A, 5.00%, 1/1/2034	535,000	614,768
Series B, 5.00%, 1/1/2025	200,000	237,392
Series B, 5.00%, 1/1/2027	215,000	264,906
Series B, 5.00%, 1/1/2029	265,000	323,764
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	75,460
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	336,866
Series A, 5.00%, 7/1/2035	500,000	608,600
Series A, 5.00%, 7/1/2036	255,000	302,017
Series A, 5.00%, 7/1/2037	2,115,000	2,557,733
Series A, 5.00%, 7/1/2040	525,000	606,254
Series B, 4.00%, 7/1/2032	5,560,000	6,159,662
Series B, 4.00%, 7/1/2033	1,810,000	2,009,697
Series B, 5.00%, 7/1/2021	60,000	64,449
Series B, 5.00%, 7/1/2022	100,000	110,788
Series B, 5.00%, 7/1/2024	170,000	199,490
Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 10/1/2034	500,000	550,720
Series A, 5.00%, 10/1/2021	335,000	362,601
Series A, 5.00%, 10/1/2025	260,000	315,026
Series A, 5.00%, 10/1/2028	150,000	180,069
Series A, 5.00%, 10/1/2029	635,000	758,850
Series A, 5.00%, 10/1/2032	185,000	219,173
Series A, 5.00%, 9/1/2034	1,750,000	2,170,035
Series A, 5.00%, 10/1/2036	590,000	691,551
Series A, 5.00%, 10/1/2038	440,000	512,340
Series A, 5.00%, 10/1/2039	120,000	139,474

104

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2029	$ 530,000	$ 633,371
Series B, 5.00%, 10/1/2030	210,000	249,885
Series C, 4.00%, 10/1/2033	650,000	718,796
Series D, 5.00%, 9/1/2023	320,000	367,248
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	633,733
		39,825,227
IDAHO — 0.0% (d)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	98,503
5.00%, 8/1/2030	250,000	306,043
		404,546
ILLINOIS — 1.6%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	105,331
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	398,719
Series B, 5.00%, 1/1/2024	300,000	335,694
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (b)	250,000	300,733
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	742,378
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	299,395
4.00%, 1/1/2025	350,000	395,227
4.00%, 7/1/2025	385,000	438,473
5.00%, 7/1/2020	150,000	155,405
5.00%, 1/1/2021	490,000	516,421
5.00%, 1/1/2022	170,000	185,093
5.00%, 1/1/2023	1,020,000	1,145,185
5.00%, 7/1/2023	165,000	187,961
5.00%, 1/1/2024	455,000	525,061
5.00%, 7/1/2024	1,720,000	2,012,021
5.00%, 7/1/2025	150,000	179,388
5.00%, 7/1/2026	390,000	475,882
5.00%, 1/1/2027	1,660,000	2,039,570
5.00%, 7/1/2027	565,000	698,250
5.00%, 1/1/2028	250,000	308,467
5.00%, 7/1/2028	125,000	150,499
5.00%, 7/1/2029	165,000	197,759
5.00%, 1/1/2030	350,000	418,421
5.00%, 7/1/2031	2,000,000	2,531,660
5.00%, 7/1/2036	125,000	148,899
Series A, 5.00%, 10/1/2022	200,000	222,674
Series A, 5.00%, 10/1/2026	355,000	414,207
Series A, 5.00%, 10/1/2029	125,000	144,628
Series A, 5.00%, 10/1/2033	100,000	114,988
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2038	$ 380,000	$ 435,058
Illinois, State Sales Tax Revenue:
Series C, 4.00%, 6/15/2021	130,000	134,598
Series C, 5.00%, 6/15/2022	205,000	221,595
Illinois, State Toll Highway Authority Revenue:
Series A, 4.00%, 12/1/2031	2,210,000	2,409,563
Series A, 5.00%, 12/1/2019	260,000	263,801
Series A, 5.00%, 12/1/2021	260,000	281,746
Series A, 5.00%, 12/1/2031	1,010,000	1,177,933
Series A, 5.00%, 12/1/2032	60,000	69,917
Series A, 5.00%, 1/1/2035	480,000	575,755
Series B, 5.00%, 1/1/2032	605,000	682,960
Series B, 5.00%, 1/1/2036	1,060,000	1,230,402
Series B, 5.00%, 1/1/2037	445,000	500,898
Series B, 5.00%, 1/1/2038	2,050,000	2,332,072
Series B, 5.00%, 1/1/2039	1,065,000	1,179,051
Series B, 5.00%, 1/1/2040	335,000	384,881
Series C, 5.00%, 1/1/2028	315,000	368,622
Series C, 5.00%, 1/1/2036	215,000	244,262
Series D, 5.00%, 1/1/2021	100,000	105,254
Series D, 5.00%, 1/1/2022	185,000	200,995
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	432,879
Series D, 5.00%, 1/1/2029	1,600,000	1,800,816
Series D, 5.00%, 1/1/2032	410,000	458,150
Series D, 5.00%, 1/1/2035	485,000	536,235
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	465,000	530,072
5.00%, 1/1/2027	300,000	347,412
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	546,404
McHenry County Conservation District, General Obligation 5.00%, 2/1/2024	300,000	344,976
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	206,502
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	550,812
Series A, 5.00%, 12/1/2025	1,300,000	1,556,035
Series A, 5.00%, 12/1/2026	500,000	580,905
Series A, 5.00%, 12/1/2028	350,000	421,561
Series A, 5.00%, 12/1/2030	570,000	677,844
Series B, 5.00%, 12/1/2039	190,000	213,704
Series D, 5.00%, 12/1/2019	100,000	101,458

105

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series D, 5.00%, 12/1/2020	$ 520,000	$ 545,735
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,390,580
Series A, 5.00%, 1/1/2029	375,000	444,697
Series A, 5.00%, 1/1/2030	1,950,000	2,290,372
Series A, 5.00%, 1/1/2036	500,000	572,765
Series A, 5.00%, 1/1/2038	1,015,000	1,155,659
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	264,165
		45,557,490
INDIANA — 0.9%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,593,882
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	328,998
5.00%, 2/1/2027	110,000	135,281
Series A, 5.00%, 2/1/2026	7,370,000	8,981,745
Series A, 5.00%, 6/1/2028	145,000	183,154
Series A, 5.00%, 6/1/2035	145,000	176,632
Series B, 5.00%, 2/1/2021	445,000	471,033
Series C, 5.00%, 12/1/2023	145,000	167,613
Series C, 5.00%, 12/1/2024	380,000	451,185
Series C, 5.00%, 12/1/2025	385,000	468,125
Series C, 5.00%, 6/1/2027	225,000	278,478
Series C, 5.00%, 6/1/2028	270,000	333,104
Series C, 5.00%, 6/1/2029	1,600,000	2,070,240
Series C, 5.00%, 2/1/2030	2,310,000	2,904,456
Indiana, University Revenue:
Series A, 4.00%, 6/1/2042	1,525,000	1,639,680
Series A, 5.00%, 6/1/2023	100,000	114,053
Series A, 5.00%, 6/1/2041	2,510,000	2,964,034
Series W-2, 5.00%, 8/1/2026	340,000	398,755
Indianapolis, IN, Local Public Improvement Bond Bank Revenue 4.00%, 1/1/2037	670,000	748,015
		26,408,463
IOWA — 0.3%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	5,275,000	6,050,530
5.00%, 8/1/2024	625,000	737,706
5.00%, 8/1/2026	110,000	136,026
5.00%, 8/1/2034	225,000	265,410
5.00%, 8/1/2037	350,000	423,637
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	473,564
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	113,936
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2028	$ 100,000	$ 121,737
		8,322,546
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	422,684
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,317,996
Series B, 4.00%, 9/1/2036	575,000	629,815
Johnson County, KS, Unified School District No. 233 Olathe, General Obligation:
Series A, 5.00%, 9/1/2020	150,000	156,335
Series B, 5.00%, 9/1/2023	200,000	229,530
Series C, 5.00%, 9/1/2027	125,000	134,473
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	466,217
Kansas, Development Finance Authority Revenue Series D-2, 4.00%, 4/1/2038	275,000	284,001
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	526,554
5.00%, 9/1/2026	490,000	590,151
5.00%, 9/1/2027	390,000	468,753
5.00%, 9/1/2030	660,000	784,918
5.00%, 9/1/2034	270,000	317,501
5.00%, 9/1/2035	1,365,000	1,601,131
Series A, 3.00%, 9/1/2024	150,000	162,361
Series A, 5.00%, 9/1/2021	265,000	285,983
Series A, 5.00%, 9/1/2026	1,700,000	2,103,444
Series A, 5.00%, 9/1/2029	290,000	338,543
Series A, 5.00%, 9/1/2035	1,280,000	1,556,877
Series A, 5.00%, 9/1/2037	275,000	331,501
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	118,668
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	1,875,000	2,065,575
		14,893,011
KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	300,000	320,487

106

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2024	$ 385,000	$ 445,337
Series A, 5.00%, 7/1/2025	160,000	188,638
Series A, 5.00%, 7/1/2030	145,000	162,797
Series B, 5.00%, 7/1/2021	195,000	208,317
Series B, 5.00%, 7/1/2023	125,000	141,303
Series B, 5.00%, 7/1/2024	125,000	144,590
Series B, 5.00%, 7/1/2025	230,000	271,168
Series B, 5.00%, 7/1/2026	120,000	144,403
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	100,000	103,152
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	367,236
Series A, 3.25%, 4/1/2039	255,000	260,256
Series A, 5.00%, 10/1/2026	150,000	183,037
Series D, 5.00%, 10/1/2021	2,600,000	2,811,198
Series D, 5.25%, 10/1/2019	250,000	252,405
		6,004,324
LOUISIANA — 0.6%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	4,295,000	4,915,370
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	305,000	351,744
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue:
4.00%, 10/1/2041 (b)	100,000	106,388
5.00%, 10/1/2035	125,000	142,220
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	203,469
Series B, 5.00%, 5/1/2023	265,000	300,218
Series B, 5.00%, 5/1/2025	635,000	757,987
Series B, 5.00%, 5/1/2026	100,000	122,150
Series B, 5.00%, 5/1/2027	475,000	548,972
Series B, 5.00%, 5/1/2028	460,000	530,449
Series B, 5.00%, 5/1/2030	350,000	401,611
Series B, 5.00%, 5/1/2033	115,000	131,389
Series B, 5.00%, 5/1/2036	160,000	182,384
Series C, 5.00%, 5/1/2028	250,000	313,275
Series C, 5.00%, 5/1/2030	405,000	501,706
Series C, 5.00%, 5/1/2034	1,395,000	1,695,622
Series C, 5.00%, 5/1/2037	325,000	390,390
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	106,670
Series A, 4.00%, 9/1/2021	570,000	601,880
Series A, 5.00%, 3/1/2035	740,000	913,700
Series A, 5.00%, 3/1/2036	680,000	836,040
Security Description	Principal Amount	Value
Series B, 4.00%, 10/1/2034	$ 285,000	$ 316,675
Series B, 4.00%, 10/1/2035	230,000	254,732
Series B, 4.00%, 10/1/2036	250,000	275,822
Series B, 5.00%, 8/1/2027	280,000	342,065
Series C, 5.00%, 8/1/2023	210,000	239,614
Series D, 5.00%, 9/1/2029	390,000	472,688
Series D-1, 5.00%, 12/1/2024	1,425,000	1,684,592
Series D-1, 5.00%, 12/1/2028	350,000	408,768
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2022	180,000	198,477
Series A, 5.00%, 6/15/2031	70,000	80,129
		18,327,196
MAINE — 0.2%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2027	130,000	152,851
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	135,431
Series D, 5.00%, 6/1/2028	3,435,000	4,398,621
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	155,000	187,885
		4,874,788
MARYLAND — 3.7%
Baltimore, MD, Revenue:
4.00%, 3/1/2034	565,000	649,886
4.00%, 3/1/2035	1,000,000	1,141,920
Series A, 5.00%, 7/1/2046	230,000	267,787
Series B, 4.00%, 7/1/2035	330,000	365,429
Series C, 5.00%, 7/1/2043	120,000	134,911
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,497,223
Series B, 5.00%, 10/15/2024	250,000	295,992
Series B, 5.00%, 10/15/2025	2,290,000	2,775,755
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2024	280,000	325,696
Series A, 5.00%, 2/15/2031	4,000,000	5,001,120
Series D, 5.00%, 2/15/2029	1,970,000	2,492,109
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	214,751
5.00%, 5/1/2031	4,925,000	6,060,459
5.00%, 5/1/2034	2,000,000	2,429,400
5.00%, 5/1/2037	1,920,000	2,308,531
5.00%, 5/1/2038	200,000	239,628
5.00%, 5/1/2041	450,000	522,787
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	1,390,000	1,436,621

107

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.00%, 12/15/2030	$ 2,365,000	$ 2,441,626
3.50%, 10/1/2033	3,220,000	3,461,307
4.00%, 9/1/2025	445,000	511,639
4.00%, 12/15/2025	290,000	322,268
4.00%, 11/1/2027	850,000	956,131
4.00%, 5/1/2028	1,225,000	1,387,668
4.00%, 11/1/2029	1,265,000	1,413,093
5.00%, 9/1/2020	225,000	234,688
5.00%, 2/15/2023	1,565,000	1,769,279
5.00%, 12/15/2023	175,000	202,764
5.00%, 2/1/2024	345,000	389,450
5.00%, 11/1/2026	105,000	123,969
5.00%, 5/1/2027	1,435,000	1,712,271
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,183,013
4.00%, 6/1/2028	1,245,000	1,383,842
4.00%, 6/1/2030	100,000	110,320
5.00%, 6/1/2020	150,000	155,065
5.00%, 6/1/2026	2,100,000	2,453,325
Series A, 4.00%, 3/1/2027	2,900,000	3,177,037
Series A, 4.00%, 3/15/2030	1,760,000	2,021,307
Series A, 5.00%, 3/15/2022	100,000	109,839
Series A, 5.00%, 3/1/2023	450,000	509,076
Series A, 5.00%, 8/1/2023	1,390,000	1,591,967
Series A, 5.00%, 3/1/2024	545,000	616,493
Series A, 5.00%, 8/1/2024	835,000	965,121
Series A, 5.00%, 3/1/2025	210,000	237,548
Series A, 5.00%, 3/15/2025	315,000	376,942
Series A, 5.00%, 8/1/2025	360,000	434,869
Series A, 5.00%, 3/1/2026	225,000	254,515
Series A, 5.00%, 8/1/2027	4,160,000	5,243,264
Series B, 3.00%, 8/1/2028	1,410,000	1,460,464
Series B, 4.00%, 8/1/2025	180,000	206,532
Series B, 5.00%, 8/1/2021	225,000	242,145
Series B, 5.00%, 8/1/2022	360,000	400,208
Series B, 5.00%, 8/1/2026	2,030,000	2,258,030
Series C, 5.00%, 8/1/2020	135,000	140,385
Series C, 5.00%, 8/1/2021	1,615,000	1,738,063
Series C, 5.00%, 8/1/2022	120,000	133,403
Series C, 5.00%, 8/1/2023	240,000	274,872
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	110,913
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	154,830
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue:
3.00%, 3/1/2027	1,365,000	1,439,584
5.00%, 3/1/2021	50,000	53,060
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2019	120,000	121,481
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2022	$ 3,100,000	$ 3,472,899
Series A, 5.00%, 11/1/2025	110,000	130,581
Series A, 5.00%, 11/1/2028	575,000	676,746
Series B, 4.00%, 12/1/2025	355,000	394,352
Series B, 5.00%, 12/1/2024	105,000	121,375
Series B, 5.00%, 11/1/2025	1,890,000	2,236,380
Series B, 5.00%, 11/1/2027	305,000	359,998
Series C, 4.00%, 10/1/2030	410,000	474,267
Series C, 5.00%, 10/1/2020	600,000	627,822
Prince George's County, MD, General Obligation:
Series A, 4.00%, 9/1/2025	135,000	152,200
Series A, 5.00%, 7/1/2023	500,000	571,260
Series A, 5.00%, 7/1/2024	1,015,000	1,193,224
Series A, 5.00%, 7/15/2028	7,000,000	8,983,590
State of Maryland Department of Transportation 5.00%, 11/1/2024	11,195,000	13,282,644
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	522,280
3.00%, 6/1/2029	1,310,000	1,369,959
3.00%, 6/15/2034	285,000	292,399
5.00%, 6/1/2021	420,000	449,606
5.00%, 6/15/2024	200,000	234,932
		108,190,185
MASSACHUSETTS — 4.4%
Boston, MA, General Obligation:
5.00%, 3/1/2023	810,000	921,019
Series A, 5.00%, 5/1/2023	3,000,000	3,428,850
Commonwealth of Massachusetts Transportation Fund Revenue:
5.25%, 6/1/2043	3,000,000	3,690,570
Series A, 4.00%, 6/1/2036	450,000	506,223
Series A, 5.00%, 6/1/2023	335,000	382,215
Series A, 5.00%, 6/1/2024	120,000	140,807
Series A, 5.00%, 6/1/2026	105,000	129,275
Series A, 5.00%, 6/1/2027	160,000	187,104
Series A, 5.00%, 6/1/2032	275,000	317,320
Series A, 5.00%, 6/1/2040	3,380,000	3,917,082
Series A, 5.00%, 6/1/2043	105,000	125,776
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	425,000	451,860
Series A, Zero Coupon, 7/1/2029	2,500,000	1,999,625
Series A, Zero Coupon, 7/1/2032	7,000,000	5,030,830
Series A, 2.00%, 7/1/2028	140,000	142,079
Series A, 4.00%, 7/1/2035	380,000	415,655
Series A, 5.00%, 7/1/2040	115,000	133,288

108

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A-2, 5.00%, 7/1/2042	$ 2,295,000	$ 2,734,125
Series B, 5.00%, 7/1/2025	2,090,000	2,515,399
Series B, 5.00%, 7/1/2026	250,000	300,415
Series B, 5.00%, 7/1/2030	145,000	172,232
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2024	175,000	203,761
5.00%, 8/1/2024	20,000	20,798
5.00%, 8/1/2025	1,065,000	1,289,246
5.00%, 2/1/2026	170,000	191,967
5.00%, 2/1/2031	250,000	300,775
Series 20, 5.00%, 2/1/2042	50,000	57,649
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,353,012
Series A, 4.00%, 5/1/2029	1,975,000	2,216,760
Series A, 5.00%, 5/1/2037	250,000	288,863
Series B, 5.00%, 5/1/2039	415,000	467,946
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	160,265
Series A, 5.00%, 7/15/2027	100,000	124,000
Series A, 5.00%, 7/15/2028	115,000	141,896
Series A, 5.00%, 7/15/2030	140,000	171,693
Series A, 5.00%, 7/15/2033	1,135,000	1,377,606
Series T, 4.00%, 7/1/2042	100,000	108,991
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,491,876
Series A, 5.00%, 1/1/2024	3,675,000	4,261,750
Series A, 5.00%, 7/1/2026	4,400,000	5,421,240
Series A, 5.00%, 7/1/2029	4,250,000	5,170,465
Series A, 5.00%, 3/1/2032	1,215,000	1,393,532
Series A, 5.00%, 4/1/2034	100,000	120,912
Series A, 5.00%, 7/1/2035	2,000,000	2,340,560
Series A, 5.00%, 3/1/2036	1,130,000	1,285,963
Series A, 5.00%, 4/1/2036	190,000	228,340
Series A, 5.00%, 7/1/2036	2,000,000	2,335,320
Series A, 5.00%, 1/1/2037	100,000	121,660
Series A, 5.00%, 3/1/2037	110,000	124,936
Series A, 5.00%, 4/1/2037	150,000	179,709
Series A, 5.00%, 3/1/2038	100,000	113,386
Series A, 5.00%, 1/1/2042	135,000	161,375
Series A, 5.00%, 4/1/2042	250,000	295,203
Series B, 4.00%, 7/1/2026	100,000	116,373
Series B, 5.00%, 7/1/2023	150,000	171,567
Series B, 5.00%, 7/1/2025	1,120,000	1,348,682
Series B, 5.00%, 7/1/2027	115,000	144,501
Series B, 5.00%, 1/1/2028	5,000,000	6,332,750
Series B, 5.00%, 7/1/2028	330,000	421,971
Series B, 5.00%, 7/1/2030	250,000	327,645
Series B, 5.00%, 7/1/2033	1,045,000	1,253,676
Series B, 5.00%, 7/1/2036	100,000	118,939
Series B, 5.00%, 4/1/2037	3,850,000	4,612,531
Series C, 4.00%, 7/1/2031	25,000	26,593
Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2020	$ 400,000	$ 416,044
Series C, 5.00%, 10/1/2021	2,535,000	2,744,467
Series C, 5.00%, 8/1/2022	665,000	739,699
Series C, 5.00%, 7/1/2024	340,000	377,179
Series C, 5.00%, 7/1/2025	2,480,000	2,751,188
Series C, 5.00%, 10/1/2026	1,170,000	1,449,373
Series C, 5.00%, 7/1/2027	293,000	325,040
Series C, 5.00%, 10/1/2027	350,000	442,025
Series D, 3.13%, 9/1/2034	180,000	185,078
Series D, 5.00%, 7/1/2027	250,000	314,133
Series D-1-R, 1.05%, 8/1/2043 (a)	1,940,000	1,932,725
Series D-2-R, 1.70%, 8/1/2043 (a)	355,000	357,023
Series E, 3.00%, 4/1/2044	180,000	179,741
Series E, 3.25%, 9/1/2040	1,325,000	1,348,545
Series E, 4.00%, 9/1/2039	2,750,000	2,992,110
Series E, 4.00%, 9/1/2041	4,000,000	4,320,840
Series E, 4.00%, 4/1/2042	1,980,000	2,127,530
Series E, 5.00%, 9/1/2022	100,000	111,522
Series E, 5.00%, 9/1/2023	205,000	228,421
Series E, 5.00%, 9/1/2025	110,000	122,502
Series E, 5.00%, 9/1/2027	360,000	401,508
Series E, 5.00%, 11/1/2027	105,000	132,830
Series E, 5.00%, 9/1/2029	380,000	421,906
Series E, 5.00%, 9/1/2030	385,000	426,322
Series F, 3.00%, 11/1/2028	100,000	104,257
Series F, 5.00%, 11/1/2025	100,000	111,951
Series F, 5.00%, 11/1/2026	525,000	588,651
Series H, 5.00%, 12/1/2022	195,000	219,155
Series I, 5.00%, 12/1/2034	395,000	476,034
Series J, 4.00%, 12/1/2039	225,000	246,272
Series J, 4.00%, 12/1/2045	150,000	163,049
Series J, 5.00%, 12/1/2036	110,000	131,809
Series J, 5.00%, 12/1/2037	2,710,000	3,238,369
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	245,000	283,962
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	125,512
Series A, 5.00%, 2/15/2035	200,000	227,728
Series A, 5.00%, 2/15/2036	1,655,000	1,882,083
Series B, 4.00%, 2/15/2040	400,000	424,816
Series B, 5.00%, 11/15/2029	125,000	153,386
Series C, 5.00%, 8/15/2025	135,000	163,409
Series C, 5.00%, 11/15/2034	420,000	506,062
Series C, 5.00%, 8/15/2037	1,065,000	1,242,727
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,624,221
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	174,610

109

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series C-GREEN BOND, 5.00%, 8/1/2031	$ 2,050,000	$ 2,532,529
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,959,537
Series F, 5.00%, 8/1/2026	2,750,000	3,232,487
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue Series A, 5.00%, 1/1/2028	2,000,000	2,536,720
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	169,940
Series 1, 5.00%, 11/1/2032	170,000	202,433
Series 1, 5.00%, 11/1/2039	210,000	242,075
Series 1, 5.00%, 11/1/2040	130,000	152,270
Series 1, 5.00%, 11/1/2044	135,000	154,906
		130,157,143
MICHIGAN — 0.6%
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	405,169
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2040	1,300,000	1,494,350
Series I, 4.00%, 4/15/2040	135,000	144,096
Series I, 5.00%, 10/15/2021	140,000	151,598
Series I, 5.00%, 10/15/2028	100,000	122,395
Series I, 5.00%, 10/15/2030	390,000	471,666
Series I, 5.00%, 4/15/2031	545,000	645,029
Series I, 5.00%, 10/15/2032	255,000	305,169
Series I, 5.00%, 10/15/2033	330,000	393,832
Series I, 5.00%, 4/15/2038	295,000	342,578
Series I, 5.00%, 4/15/2041	130,000	151,563
Michigan, State Finance Authority Revenue:
5.00%, 11/1/2034	285,000	348,373
5.00%, 11/1/2036	250,000	303,480
Series A, 5.00%, 5/1/2025	375,000	443,490
Series B, 5.00%, 10/1/2025	230,000	279,597
Series B, 5.00%, 10/1/2028	250,000	306,915
Series I, 4.00%, 10/15/2035	225,000	245,504
Series I, 5.00%, 4/15/2022	295,000	324,496
Series I, 5.00%, 4/15/2028	175,000	209,911
Series I, 5.00%, 4/15/2030	155,000	183,594
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	262,640
Series A, 5.00%, 12/1/2021	110,000	119,831
Series B, 5.00%, 11/1/2022	150,000	168,148
Michigan, State Trunk Line Revenue 5.00%, 11/15/2021	100,000	108,629
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	175,418
Security Description	Principal Amount	Value
University of Michigan, Revenue:
4.00%, 4/1/2035	$ 300,000	$ 330,642
5.00%, 4/1/2040	465,000	548,105
Series A, 5.00%, 4/1/2021	2,500,000	2,661,025
Series A, 5.00%, 4/1/2022	4,705,000	5,180,723
Series A, 5.00%, 4/1/2025	225,000	270,097
Series A, 5.00%, 4/1/2034	450,000	547,699
Series A, 5.00%, 4/1/2042	545,000	650,763
		18,296,525
MINNESOTA — 1.3%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	127,773
Series A, 4.00%, 2/1/2028	100,000	110,889
Series A, 5.00%, 2/1/2026	500,000	595,525
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,698,263
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	607,304
5.00%, 12/15/2029	225,000	259,326
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	388,800
Series C, 5.00%, 3/1/2025	125,000	149,510
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,666,675
Series C, 5.00%, 1/1/2036	100,000	119,282
Minnesota, State General Fund Revenue Series A, 5.00%, 6/1/2027	105,000	119,180
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2019	450,000	451,350
Series A, 5.00%, 8/1/2020	610,000	634,467
Series A, 5.00%, 10/1/2021	315,000	341,028
Series A, 5.00%, 8/1/2027	800,000	939,536
Series A, 5.00%, 8/1/2028	150,000	179,916
Series A, 5.00%, 10/1/2028	205,000	258,585
Series A, 5.00%, 8/1/2038	1,000,000	1,233,450
Series B, 3.00%, 8/1/2030	120,000	124,939
Series B, 3.38%, 8/1/2035	200,000	208,792
Series B, 5.00%, 8/1/2019	115,000	115,345
Series B, 5.00%, 8/1/2023	185,000	212,199
Series B, 5.00%, 8/1/2025	140,000	169,296
Series D, 5.00%, 8/1/2020	115,000	119,613
Series D, 5.00%, 8/1/2022	5,460,000	6,073,322
Series D, 5.00%, 8/1/2023	2,745,000	3,148,570
Series D, 5.00%, 8/1/2025	530,000	640,908
Series E, 3.00%, 8/1/2021	140,000	144,997

110

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series E, 3.00%, 8/1/2023	$ 185,000	$ 196,853
Series E, 3.00%, 8/1/2024	140,000	150,388
Series E, 4.00%, 10/1/2020	390,000	403,225
Series E, 5.00%, 10/1/2027	100,000	126,646
Series F, 5.00%, 10/1/2020	100,000	104,625
Minnesota, State Public Facilities Authority Revenue:
Series B, 3.00%, 3/1/2023	100,000	105,961
Series B, 4.00%, 3/1/2026	130,000	150,617
Mississippi, State General Obligation Series D, 5.00%, 10/1/2026	325,000	403,611
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	900,000	1,071,540
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	366,811
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	584,663
Series A, 5.00%, 4/1/2041	350,000	410,536
Series A, 5.00%, 9/1/2041	200,000	240,748
Series B, 4.00%, 1/1/2044	2,635,000	2,786,539
Series B, 5.00%, 12/1/2027	2,965,000	3,770,501
Series B, 5.00%, 10/1/2028	3,000,000	3,866,460
		38,578,564
MISSISSIPPI — 0.4%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	506,159
Series A, 5.00%, 8/1/2027	250,000	304,915
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	330,000	397,402
Series A, 5.00%, 10/1/2031	2,850,000	3,514,477
Series A, 5.00%, 10/1/2032	415,000	510,118
Series A, 5.00%, 10/1/2034	135,000	164,731
Series B, 5.00%, 12/1/2026	110,000	136,664
Series B, 5.00%, 12/1/2028	250,000	308,278
Series B, 5.00%, 12/1/2030	1,880,000	2,288,768
Series B, 5.00%, 12/1/2031	150,000	182,057
Series B, 5.00%, 12/1/2032	1,235,000	1,495,610
Series B, 5.00%, 12/1/2033	120,000	135,848
Series B, 5.00%, 12/1/2034	100,000	120,515
Series B, 5.00%, 12/1/2036	100,000	119,826
Series C, 5.00%, 10/1/2020	125,000	130,701
Series C, 5.00%, 10/1/2024	300,000	354,501
Series C, 5.00%, 10/1/2026	1,050,000	1,268,421
Series C, 5.00%, 10/1/2027	195,000	234,829
Series F, 5.00%, 11/1/2029	150,000	179,951
Security Description	Principal Amount	Value
Mississippi, State University Educational Building Corp., Revenue:
Series A, 4.00%, 8/1/2041	$ 100,000	$ 105,685
Series A, 4.00%, 8/1/2043	135,000	145,915
		12,605,371
MISSOURI — 0.4%
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	657,773
Series A, 5.00%, 2/1/2028	225,000	283,995
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	215,517
Series A, 4.00%, 1/1/2040	320,000	343,446
Series A, 5.00%, 1/1/2029	120,000	140,951
Series A, 5.00%, 1/1/2032	100,000	123,598
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	380,649
Series A, 5.00%, 5/1/2037	350,000	421,008
Series A, 5.00%, 5/1/2042	4,865,000	5,790,810
Series B, 5.00%, 5/1/2033	100,000	117,465
Series B, 5.00%, 5/1/2034	220,000	257,743
Series B, 5.00%, 5/1/2036	170,000	198,230
Series C, 4.00%, 5/1/2041	1,790,000	1,945,104
Missouri State, Environmental Improvement & Resources Authority Revenue Series B, 5.00%, 1/1/2025	115,000	137,036
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	167,796
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A, 5.00%, 5/1/2021	250,000	267,005
Series A, 5.00%, 5/1/2025	405,000	474,178
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	28,461
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	100,299
5.00%, 8/1/2020	100,000	104,000
5.00%, 8/1/2023	200,000	228,974
University of Missouri Revenue Series A, 5.00%, 11/1/2020	200,000	209,808
		12,593,846
NEBRASKA — 0.8%
Lincoln City, NE, Electric System Revenue:
2.70%, 9/1/2023	140,000	147,382

111

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 9/1/2030	$ 2,000,000	$ 2,448,620
5.00%, 9/1/2032	310,000	375,990
5.00%, 9/1/2034	310,000	372,694
Omaha, NE, Sanitation Sewer Revenue 5.00%, 11/15/2034	1,300,000	1,507,233
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	179,650
Series A, 5.00%, 2/1/2028	465,000	563,287
Series B, 5.00%, 2/1/2020	50,000	51,069
Series C, 5.00%, 2/1/2043	4,720,000	5,408,695
Series CC, 4.00%, 2/1/2038	175,000	186,076
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	174,604
3.25%, 12/15/2034	315,000	324,702
4.00%, 12/15/2038	500,000	537,265
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	5,000,000	6,325,550
Series A, 4.00%, 7/15/2030	500,000	574,420
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,821,975
		21,999,212
NEVADA — 1.1%
Clark County, NV, Department of Aviation, Revenue Series B, 5.00%, 7/1/2033 (c)	5,000,000	6,293,750
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	110,139
3.00%, 7/1/2035	800,000	809,368
4.00%, 7/1/2031	150,000	170,334
5.00%, 6/1/2021	355,000	379,957
5.00%, 6/1/2022	300,000	331,398
5.00%, 6/1/2025	430,000	515,656
5.00%, 6/1/2026	150,000	184,236
5.00%, 6/1/2027	110,000	137,800
5.00%, 11/1/2028	145,000	171,715
5.00%, 11/1/2032	1,475,000	1,722,844
Series A, 5.00%, 7/1/2019	100,000	100,000
Series A, 5.00%, 11/1/2020	155,000	162,601
Series A, 5.00%, 11/1/2022	290,000	324,481
Series A, 5.00%, 11/1/2023	195,000	224,782
Series A, 5.00%, 11/1/2024	180,000	213,260
Series A, 5.00%, 11/1/2026	420,000	514,051
Series A, 5.00%, 6/1/2027	140,000	175,382
Series A, 5.00%, 6/1/2031	2,165,000	2,698,932
Series B, 5.00%, 11/1/2023	110,000	126,800
Series B, 5.00%, 11/1/2024	170,000	201,413
Series B, 5.00%, 11/1/2025	100,000	121,142
Series B, 5.00%, 11/1/2026	180,000	223,096
Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2028	$ 120,000	$ 147,367
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	123,104
5.00%, 7/1/2036	125,000	150,053
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	116,163
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	148,528
5.00%, 7/1/2025	250,000	300,885
5.00%, 7/1/2026	200,000	246,568
5.00%, 7/1/2027	200,000	245,684
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	4,135,000	4,747,021
Series A, 5.00%, 6/1/2027	175,000	214,197
Series A, 5.00%, 6/1/2031	125,000	150,086
Series A, 5.00%, 6/1/2032	100,000	119,706
Series A, 5.00%, 6/1/2037	200,000	235,414
Series A, 5.00%, 6/1/2041	2,675,000	3,119,638
Series B, 5.00%, 12/1/2025	150,000	179,687
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	325,806
Series C, 4.00%, 9/1/2037	140,000	151,627
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	789,390
4.00%, 12/1/2032	910,000	1,024,059
5.00%, 12/1/2020	450,000	473,441
5.00%, 12/1/2021	320,000	348,198
5.00%, 12/1/2026	310,000	380,795
5.00%, 12/1/2028	560,000	681,005
5.00%, 12/1/2030	185,000	227,439
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	134,166
5.00%, 7/1/2031	105,000	126,109
5.00%, 7/1/2034	145,000	172,563
5.00%, 7/1/2037	500,000	587,975
		31,579,811
NEW HAMPSHIRE — 0.0%
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	711,861
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	100,000	111,196
5.00%, 10/15/2022	160,000	179,222

112

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	$ 500,000	$ 580,875
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	204,720
Series A, 5.00%, 9/1/2032	120,000	142,933
Series A, 5.00%, 9/1/2036	1,335,000	1,570,240
New Jersey, Environmental Infrastructure Trust Revenue 5.00%, 9/1/2026	510,000	633,777
New Jersey, State Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2027	110,000	123,624
Series A, 5.00%, 7/1/2024	540,000	637,681
Series B, 5.00%, 7/1/2020	250,000	259,465
Series B, 5.00%, 7/1/2030	2,615,000	3,288,075
Series B, 5.00%, 7/1/2031	1,030,000	1,287,850
Series D, 4.00%, 7/1/2045	220,000	240,959
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	265,520
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,507,107
		11,033,244
NEW MEXICO — 0.2%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	140,000	150,209
5.00%, 7/1/2022	555,000	615,217
Series A, 5.00%, 7/1/2020	450,000	466,488
Series A, 5.00%, 7/1/2023	125,000	142,710
Series B, 5.00%, 7/1/2023	165,000	187,961
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	246,740
Series 2017, 5.00%, 8/1/2025	230,000	276,941
Series 2017, 5.00%, 8/1/2027	145,000	178,228
New Mexico, State Finance Authority Revenue Series B1, 5.00%, 6/15/2027	115,000	134,196
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	296,930
Series A, 5.00%, 3/1/2020	100,000	102,470
Series A, 5.00%, 3/1/2021	135,000	143,262
Series A, 5.00%, 3/1/2022	100,000	109,701
Security Description	Principal Amount	Value
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2019	$ 200,000	$ 200,000
Series A, 5.00%, 7/1/2020	250,000	250,000
Series A, 5.00%, 7/1/2021	140,000	150,266
Series A, 5.00%, 7/1/2022	170,000	170,000
Series A, 5.00%, 7/1/2024	175,000	175,000
Series A, 5.00%, 7/1/2025	120,000	144,196
Series B, 4.00%, 7/1/2021	120,000	126,440
Series B, 4.00%, 7/1/2022	340,000	366,721
Series B, 4.00%, 7/1/2023	100,000	110,207
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	416,407
Series A, 5.00%, 7/1/2025	645,000	775,051
Series B, 4.00%, 7/1/2024	200,000	224,250
Series B, 5.00%, 7/1/2026	100,000	122,986
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	459,991
		6,742,568
NEW YORK — 17.5%
Battery Park City, NY, Authority Revenue Series A, 5.00%, 11/1/2028	120,000	138,163
Brookhaven, NY, General Obligation:
5.00%, 5/1/2026	120,000	145,848
Series A, 3.00%, 2/1/2025	250,000	264,608
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	268,356
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,264,894
Series A, 5.00%, 11/15/2045	230,000	261,248
Series A, 5.25%, 11/15/2035	250,000	305,580
Series B, 5.00%, 11/15/2034	7,615,000	9,337,208
Series B-1, 5.00%, 11/15/2036	350,000	418,005
Series B2, 4.00%, 11/15/2033	330,000	371,550
Series B2, 5.00%, 11/15/2025	2,520,000	3,084,808
Series B2, 5.00%, 11/15/2026	5,045,000	6,325,875
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	169,049
Series A, 3.88%, 7/1/2042	200,000	211,334
Series A, 5.00%, 7/1/2030	205,000	256,367
Series C, 5.00%, 7/1/2028	200,000	253,542

113

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	$ 3,570,000	$ 4,200,748
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2038	100,000	108,754
4.00%, 6/15/2044	180,000	194,769
5.00%, 7/15/2030	500,000	636,855
5.00%, 7/15/2032	1,625,000	2,046,687
5.00%, 7/15/2033	1,915,000	2,402,674
5.00%, 7/15/2035	360,000	447,628
5.00%, 10/15/2041	3,995,000	4,677,426
Series 189, 5.00%, 5/1/2040	5,000,000	5,805,550
Series 190, 5.00%, 5/1/2032	1,075,000	1,107,003
Series 190, 5.00%, 5/1/2035	1,375,000	1,414,889
Series 198, 5.00%, 11/15/2036	145,000	174,268
Series 198, 5.00%, 11/15/2041	160,000	190,229
Series 205, 5.00%, 11/15/2032	5,510,000	6,874,386
Series 205, 5.00%, 11/15/2035	160,000	196,802
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2033	4,500,000	5,711,355
Series BB-2, 5.00%, 6/15/2031	530,000	653,686
Series BB-2, 5.00%, 6/15/2032	310,000	380,305
Series CC1, 4.00%, 6/15/2033	1,250,000	1,408,162
Series CC-1, 4.00%, 6/15/2037	250,000	276,805
Series DD, 5.00%, 6/15/2025	7,135,000	8,277,028
Series DD, 5.00%, 6/15/2036	1,130,000	1,296,788
Series EE, 5.00%, 6/15/2036	460,000	527,896
Series EE, 5.00%, 6/15/2040	4,240,000	5,090,502
Series EE 2, 5.00%, 6/15/2040	1,000,000	1,230,210
Series FF, 5.00%, 6/15/2031	335,000	398,318
Series FF, 5.00%, 6/15/2034	1,750,000	2,169,335
Series FF, 5.00%, 6/15/2039	2,500,000	3,035,425
Series GG, 5.00%, 6/15/2037	190,000	221,551
Series GG, 5.00%, 6/15/2039	350,000	406,196
Series HH, 5.00%, 6/15/2037	3,850,000	4,489,331
Series HH, 5.00%, 6/15/2039	155,000	179,887
Sub-Series CC1, 5.00%, 6/15/2038	145,000	173,194
Security Description	Principal Amount	Value
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2021	$ 365,000	$ 393,506
Series S1, 4.00%, 7/15/2040	1,760,000	1,900,677
Series S1, 5.00%, 7/15/2022	145,000	161,748
Series S1, 5.00%, 7/15/2043	1,885,000	2,192,085
Series S-1, 4.00%, 7/15/2036	255,000	282,889
Series S-1, 5.00%, 7/15/2021	60,000	64,547
Series S-1, 5.00%, 7/15/2022	100,000	111,550
Series S-1, 5.00%, 7/15/2028	160,000	189,021
Series S-1, 5.00%, 7/15/2033	5,000,000	6,212,350
Series S-1, 5.00%, 7/15/2043	220,000	251,436
Series S-3-SUBSERIES S-3A, 5.00%, 7/15/2035	3,000,000	3,688,530
Series S-3-SUBSERIES S-3A, 5.00%, 7/15/2036	8,205,000	10,048,253
Series S-4A, 5.00%, 7/15/2033	250,000	310,617
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 5/1/2034	250,000	298,020
5.00%, 5/1/2036	245,000	290,315
5.25%, 8/1/2037	4,000,000	4,980,680
Series A-1, 5.00%, 8/1/2023	5,880,000	6,754,591
Series A-1, 5.00%, 8/1/2027	400,000	477,241
Series A-1, 5.00%, 8/1/2029	520,000	612,322
Series A-1, 5.00%, 8/1/2031	150,000	174,627
Series A-1, 5.00%, 8/1/2033	2,915,000	3,621,596
Series A-1, 5.00%, 8/1/2034	1,200,000	1,481,628
Series A-1, 5.00%, 8/1/2036	2,000,000	2,447,220
Series A-2, 5.00%, 8/1/2036	1,640,000	1,972,592
Series B, 5.00%, 8/1/2038	11,095,000	13,141,029
Series B-1, 4.00%, 8/1/2037	105,000	116,057
Series B-1, 5.00%, 8/1/2029	1,060,000	1,241,287
Series B-1, 5.00%, 8/1/2030	295,000	359,670
Series B-1, 5.00%, 8/1/2031	175,000	203,732
Series B-1, 5.00%, 8/1/2032	1,225,000	1,420,449
Series B-1, 5.00%, 8/1/2034	1,975,000	2,310,474
Series B-1, 5.00%, 8/1/2035	515,000	593,074
Series B-1, 5.00%, 11/1/2035	160,000	188,827
Series B-1, 5.00%, 8/1/2036	520,000	598,203
Series B-1, 5.00%, 8/1/2039	4,555,000	5,219,256
Series B-1, 5.00%, 8/1/2040	3,800,000	4,482,974
Series B-1, 5.00%, 8/1/2042	3,105,000	3,549,388
Series C, 5.00%, 11/1/2020	595,000	624,423
Series C, 5.00%, 11/1/2022	100,000	112,273
Series C, 5.00%, 11/1/2023	125,000	144,663
Series C, 5.00%, 11/1/2025	10,395,000	12,654,325
Series C, 5.00%, 11/1/2026	120,000	143,851
Series C, 5.00%, 11/1/2027	150,000	179,109
Series C1, 5.00%, 11/1/2034	7,000,000	8,756,440
Series D-1, 5.00%, 2/1/2026	100,000	115,759
Series E-1, 4.00%, 2/1/2041	110,000	119,527

114

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series E-1, 5.00%, 2/1/2030	$ 3,370,000	$ 4,078,705
Series E-1, 5.00%, 2/1/2041	670,000	769,475
Series F-1, 5.00%, 5/1/2032	5,500,000	6,714,235
Series F-1, 5.00%, 5/1/2036	3,500,000	4,192,755
Series F-1, 5.00%, 5/1/2039	115,000	136,580
Series I, 5.00%, 5/1/2024	135,000	153,266
Series I, 5.00%, 5/1/2026	140,000	158,718
New York, NY, General Obligation:
Series A, 5.00%, 8/1/2020	360,000	374,599
Series A, 5.00%, 8/1/2023	5,000,000	5,728,650
Series A, 5.00%, 8/1/2024	3,500,000	4,125,520
Series A, 5.00%, 8/1/2026	125,000	150,581
Series B, 5.00%, 8/1/2025	150,000	176,324
Series B, 5.00%, 12/1/2031	160,000	193,578
Series B-1, 5.00%, 10/1/2036	400,000	484,040
Series B-1, 5.00%, 10/1/2037	4,730,000	5,705,704
Series B-1, 5.00%, 12/1/2037	500,000	593,715
Series B-1, 5.00%, 10/1/2038	300,000	360,747
Series B-1, 5.00%, 12/1/2038	3,095,000	3,666,956
Series C, 5.00%, 8/1/2020	235,000	244,530
Series C, 5.00%, 4/15/2023	1,390,000	1,590,966
Series C, 5.00%, 8/1/2024	1,450,000	1,709,144
Series C, 5.00%, 8/1/2025	425,000	506,400
Series C, 5.00%, 8/1/2026	405,000	496,121
Series C, 5.00%, 8/1/2027	120,000	145,488
Series C, 5.00%, 8/1/2028	1,360,000	1,682,266
Series C, 5.00%, 8/1/2034	3,365,000	3,906,698
Series D, 4.00%, 12/1/2042	255,000	284,756
Series D1, 4.00%, 12/1/2043	3,500,000	3,905,300
Series E, 4.00%, 8/1/2026	250,000	290,390
Series E, 5.00%, 8/1/2022	260,000	289,039
Series E, 5.00%, 8/1/2028	160,000	195,917
Series E, 5.00%, 8/1/2032	2,500,000	3,161,450
Series E-1, 4.00%, 3/1/2041	500,000	555,905
Series E-1, 5.00%, 3/1/2040	4,000,000	4,809,720
Series F-1, 5.00%, 6/1/2026	165,000	197,969
Series I, 5.00%, 3/1/2022	60,000	65,821
Series J, 5.00%, 8/1/2020	1,120,000	1,165,416
Series J-7, 5.00%, 8/1/2020	350,000	364,192
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	315,127
Series A, 5.25%, 11/15/2034	560,000	686,454
Series B2, 4.00%, 11/15/2038	255,000	279,597
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2032	4,415,000	4,941,400
Security Description	Principal Amount	Value
Series A, 5.00%, 10/15/2025	$ 175,000	$ 207,785
Series A, 5.00%, 10/15/2026	4,445,000	5,272,748
Series A, 5.00%, 10/15/2029	565,000	667,050
Series A, 5.00%, 10/15/2030	1,110,000	1,307,391
Series A, 5.00%, 10/15/2031	1,945,000	2,277,770
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	1,430,000	1,574,945
4.00%, 4/1/2030	400,000	463,036
4.00%, 4/1/2031	230,000	264,808
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	128,008
5.00%, 11/15/2022	240,000	268,769
New York, State Dormitory Authority Revenue Series A, 5.00%, 10/1/2020	1,000,000	1,046,880
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	230,262
Series 1, 5.00%, 1/15/2029	400,000	505,316
Series 1, 5.00%, 1/15/2030	250,000	313,215
Series 1, 5.00%, 1/15/2031	500,000	621,675
Series A, 2.13%, 7/1/2041 (a)	865,000	860,891
Series A, 2.50%, 7/1/2041 (a)	530,000	530,625
Series A, 3.00%, 7/1/2029	315,000	335,595
Series A, 4.00%, 7/1/2034	100,000	112,595
Series A, 4.00%, 7/1/2043	1,350,000	1,469,245
Series A, 5.00%, 7/1/2021	190,000	204,520
Series A, 5.00%, 7/1/2022	2,500,000	2,784,550
Series A, 5.00%, 7/1/2026	1,640,000	2,046,556
Series A, 5.00%, 7/1/2028	2,000,000	2,619,780
Series A, 5.00%, 10/1/2028 (b)	205,000	255,537
Series A, 5.00%, 7/1/2029	2,000,000	2,668,760
Series A, 5.00%, 10/1/2029	4,540,000	5,666,102
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,744,611
Series A, 5.00%, 10/1/2030	5,000,000	6,122,530
Series A, 5.00%, 10/1/2031	3,000,000	3,643,020
Series A, 5.00%, 7/1/2032	125,000	152,065
Series A, 5.00%, 10/1/2032	3,500,000	4,214,315
Series A, 5.00%, 10/1/2033	5,000,000	6,007,800
Series A, 5.00%, 7/1/2034	5,040,000	6,203,333
Series A, 5.00%, 7/1/2035	100,000	120,038
Series A, 5.00%, 7/1/2040	200,000	239,746
Series B, 5.00%, 10/1/2021	225,000	244,220
Series B, 5.00%, 10/1/2030	260,000	317,915

115

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 10/1/2021 (b)	$ 200,000	$ 216,898
Series A, 5.00%, 10/1/2026 (b)	125,000	147,431
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	102,054
Series A, 5.00%, 2/15/2021	840,000	890,610
Series A, 5.00%, 2/15/2022	3,265,000	3,577,526
Series A, 5.00%, 3/15/2022	190,000	208,749
Series A, 5.00%, 2/15/2023	355,000	401,491
Series A, 5.00%, 3/15/2024	4,560,000	5,314,680
Series A, 5.00%, 2/15/2025	3,280,000	3,913,237
Series A, 5.00%, 3/15/2026	245,000	293,140
Series A, 5.00%, 3/15/2029	1,380,000	1,637,218
Series A, 5.00%, 2/15/2036	5,500,000	6,565,460
Series B, 5.00%, 3/15/2027	110,000	127,709
Series B, 5.00%, 3/15/2028	170,000	197,200
Series B, 5.00%, 3/15/2031	500,000	574,940
Series B, 5.00%, 3/15/2032	425,000	487,492
Series B, 5.00%, 2/15/2039	200,000	230,544
Series B, 5.00%, 2/15/2041	1,430,000	1,644,443
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	479,264
Series C, 5.00%, 3/15/2035	725,000	828,037
Series C, 5.00%, 3/15/2037	105,000	119,360
Series C, 5.00%, 3/15/2038	270,000	306,669
Series C, 5.00%, 3/15/2042	600,000	679,398
Series C, 5.00%, 3/15/2044	625,000	707,006
Series D, 5.00%, 2/15/2022	2,260,000	2,476,327
Series D, 5.00%, 2/15/2026	235,000	287,344
Series D, 5.00%, 2/15/2027	100,000	123,689
Series D, 5.00%, 2/15/2028	165,000	203,420
Series E, 5.00%, 3/15/2022	110,000	120,855
Series E, 5.00%, 3/15/2023	180,000	204,086
Series E, 5.00%, 3/15/2024	5,565,000	6,486,007
Series E, 5.00%, 3/15/2036	1,745,000	2,050,532
Series E, 5.25%, 3/15/2033	2,300,000	2,763,243
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 3/15/2021	125,000	130,815
Series A, 5.00%, 3/15/2021	1,370,000	1,456,748
Series A, 5.00%, 3/15/2022	210,000	231,078
Series A, 5.00%, 3/15/2023	2,650,000	3,009,737
Series A, 5.00%, 3/15/2024	300,000	350,694
Series A, 5.00%, 3/15/2025	3,250,000	3,897,367
Series A, 5.00%, 3/15/2026	3,350,000	3,996,047
Series A, 5.00%, 3/15/2028	300,000	382,923
Series A, 5.00%, 3/15/2029	1,000,000	1,154,580
Series A, 5.00%, 3/15/2030	705,000	878,323
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2031	$ 160,000	$ 184,059
Series A, 5.00%, 3/15/2032	1,210,000	1,456,780
Series A, 5.00%, 3/15/2033	575,000	657,794
Series A, 5.00%, 3/15/2037	2,365,000	2,704,066
Series A, 5.00%, 3/15/2038	140,000	156,230
Series A, 5.00%, 3/15/2039	400,000	484,148
Series A, 5.00%, 3/15/2044	3,505,000	3,936,465
Series A-GROUP B, 5.00%, 3/15/2028	200,000	247,946
Series A-GROUP B, 5.00%, 3/15/2030	655,000	805,565
Series A-GROUP B, 5.00%, 3/15/2037	160,000	192,051
Series A-GROUP C, 5.00%, 3/15/2043	300,000	355,530
Series B, 5.00%, 3/15/2031	795,000	945,088
Series B-B, 5.00%, 3/15/2027	270,000	324,769
Series B-B, 5.00%, 3/15/2029	40,000	47,791
Series B-B, 5.00%, 3/15/2033	350,000	413,129
Series B-B, 5.00%, 3/15/2034	275,000	324,079
Series C, 5.00%, 3/15/2042	270,000	312,339
Series E, 5.00%, 3/15/2034	5,000,000	6,244,250
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	499,621
5.00%, 6/15/2028	550,000	681,098
5.00%, 11/15/2039	505,000	577,255
5.00%, 6/15/2041	3,940,000	4,667,403
Series A, 5.00%, 6/15/2040	320,000	372,304
Series B, 5.00%, 8/15/2041	1,210,000	1,438,024
Series E, 5.00%, 6/15/2034	3,200,000	3,927,424
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	257,837
5.00%, 3/15/2034	1,845,000	2,108,909
5.00%, 3/15/2044	370,000	416,601
Series A, 5.00%, 3/15/2022	460,000	505,393
Series A, 5.00%, 3/15/2023	2,005,000	2,273,289
Series A, 5.00%, 3/15/2024	4,595,000	5,355,472
Series A, 5.00%, 3/15/2025	285,000	340,732
Series A, 5.00%, 3/15/2026	6,295,000	7,712,445
Series A, 5.00%, 3/15/2027	565,000	692,407
Series A, 5.00%, 3/15/2035	11,000,000	13,582,360
Series A, 5.00%, 3/15/2044	1,000,000	1,205,470
Series A-, 5.00%, 3/15/2023	765,000	867,365
Series A-, 5.00%, 3/15/2024	440,000	512,820
Series A-, 5.00%, 3/15/2028	225,000	271,048
Series A-, 5.00%, 3/15/2029	525,000	629,995
Series A-, 5.00%, 3/15/2033	3,610,000	4,272,724
Series A-, 5.00%, 3/15/2038	105,000	122,806
Series A-, 5.00%, 3/15/2039	530,000	618,717

116

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A-, 5.00%, 3/15/2042	$ 380,000	$ 442,457
Series C, 5.00%, 3/15/2030	160,000	180,110
Series C-, 5.00%, 3/15/2027	100,000	125,172
Series C-, 5.00%, 3/15/2031	4,250,000	5,267,280
Series E, 5.00%, 3/15/2033	120,000	134,320
Oyster Bay, NY, General Obligation:
3.25%, 8/1/2021 (b)	115,000	119,042
4.00%, 8/1/2029 (b)	385,000	411,330
4.00%, 8/1/2031 (b)	255,000	271,338
Suffolk, NY, County Water Authority Revenue:
Series A, 5.00%, 6/1/2037	860,000	1,021,177
Series B, 4.00%, 6/1/2040	370,000	400,925
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2023	200,000	232,186
Series A, 5.00%, 11/15/2040	435,000	504,135
Series A, 5.00%, 11/15/2041	350,000	411,481
Series B, 5.00%, 11/15/2029	5,000,000	6,619,850
Series C-1, 5.00%, 11/15/2025	1,050,000	1,287,489
Series C-2, 5.00%, 11/15/2042	2,915,000	3,500,128
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	510,000	535,587
4.00%, 12/15/2037	195,000	213,266
5.00%, 12/15/2025	1,940,000	2,250,516
5.00%, 6/15/2027	425,000	509,911
5.00%, 12/15/2032	605,000	728,051
5.00%, 12/15/2033	3,900,000	4,678,284
5.00%, 12/15/2036	250,000	296,350
5.00%, 12/15/2037	4,170,000	4,925,687
5.00%, 12/15/2038	200,000	244,566
5.00%, 12/15/2040	300,000	365,283
Series A, 5.00%, 12/15/2026	350,000	415,775
Series A, 5.00%, 6/15/2028	255,000	314,451
Series A, 5.00%, 12/15/2032	260,000	314,847
Series A, 5.00%, 12/15/2033	500,000	604,150
Series A, 5.00%, 12/15/2034	2,335,000	2,812,834
Series A, 5.00%, 12/15/2035	1,975,000	2,372,745
Series B, 5.00%, 12/15/2023	280,000	305,421
Series B, 5.00%, 6/15/2024	480,000	532,066
Series B, 5.00%, 12/15/2024	1,070,000	1,204,745
Series B, 5.00%, 12/15/2025	315,000	365,419
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,785,938
		512,202,410
NORTH CAROLINA — 1.5%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,332,540
5.00%, 6/1/2026	100,000	119,981
Security Description	Principal Amount	Value
Charlotte, NC, General Obligation 5.00%, 12/1/2021	$ 100,000	$ 108,862
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	5,000,000	6,316,950
5.00%, 7/1/2028	165,000	198,073
5.00%, 7/1/2044	125,000	152,964
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,256,514
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	172,741
Series A, 5.00%, 9/1/2023	110,000	126,434
Series A, 5.00%, 4/1/2027	550,000	692,175
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	191,718
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	252,917
4.00%, 1/1/2038	200,000	219,356
4.00%, 1/1/2039	570,000	623,825
5.00%, 1/1/2028	130,000	159,552
5.00%, 1/1/2043	3,000,000	3,589,860
Series B, 4.00%, 10/1/2039	245,000	268,797
Series B, 5.00%, 10/1/2041	1,900,000	2,214,298
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	443,020
Series A, 3.00%, 6/1/2034	380,000	394,672
Series A, 5.00%, 6/1/2020	100,000	103,396
Series A, 5.00%, 6/1/2021	260,000	278,379
Series A, 5.00%, 6/1/2023	5,100,000	5,818,794
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2025	2,530,000	3,029,371
Series B, 5.00%, 5/1/2027	215,000	268,348
Series C, 5.00%, 5/1/2021	2,725,000	2,908,283
Series C, 5.00%, 5/1/2025	240,000	279,650
Series C, 5.00%, 5/1/2027	100,000	116,179
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	249,025
Series A, 4.00%, 3/1/2041	100,000	110,305
Wake, NC, General Obligation:
3.00%, 9/1/2025	245,000	263,304
Series A, 5.00%, 3/1/2024	100,000	116,615
Series A, 5.00%, 3/1/2026	400,000	490,996
Wake, NC, Limited Obligation Revenue:
5.00%, 9/1/2026	5,000,000	6,175,150
Series A, 3.13%, 8/1/2034	150,000	156,431
Series A, 5.00%, 12/1/2020	360,000	378,702

117

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2035	$ 2,030,000	$ 2,442,537
		43,020,714
NORTH DAKOTA — 0.0% (d)
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	1,050,000	1,226,988
OHIO — 2.3%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	166,646
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	198,901
Series 2017-1, 4.00%, 4/1/2023	510,000	560,000
Series A, 3.00%, 8/15/2023	555,000	592,474
Series A, 3.00%, 2/15/2026	300,000	318,636
Series A, 3.00%, 7/1/2029	1,400,000	1,476,846
Series A, 3.00%, 8/15/2031	350,000	363,860
Series A, 3.10%, 7/1/2030	535,000	563,039
Series A, 5.00%, 2/15/2025	110,000	127,782
Series A, 5.00%, 4/1/2025	5,000,000	5,992,950
Series A, 5.00%, 4/1/2030	5,000,000	6,371,400
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	205,000	243,458
5.00%, 6/1/2028	1,815,000	2,140,066
5.00%, 6/1/2030	100,000	121,250
Columbus, School District, General Obligation Series A, 5.00%, 12/1/2026	100,000	118,025
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,062,999
5.00%, 12/1/2027	400,000	489,428
5.00%, 12/1/2028	300,000	365,919
5.00%, 12/1/2029	1,015,000	1,231,794
5.00%, 12/1/2037	600,000	705,864
Cuyahoga County, OH, Sales Tax Revenue:
5.00%, 12/1/2033	685,000	795,388
5.00%, 12/1/2034	290,000	335,913
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	145,818
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2031	285,000	332,381
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	393,791
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	102,823
4.00%, 11/15/2043	250,000	275,593
Security Description	Principal Amount	Value
5.00%, 11/15/2039	$ 430,000	$ 493,502
5.00%, 11/15/2044	245,000	279,631
Ohio, State Adult Correctional Capital Facilities Revenue Series A, 5.00%, 10/1/2037	1,435,000	1,720,264
Ohio, State General Obligation:
Series A, 5.00%, 12/15/2022	410,000	460,746
Series A, 5.00%, 9/1/2023	150,000	172,212
Series A, 5.00%, 12/15/2023	320,000	370,618
Series A, 5.00%, 9/1/2024	505,000	596,284
Series A, 5.00%, 9/15/2024	100,000	118,196
Series A, 5.00%, 9/15/2025	350,000	424,070
Series A, 5.00%, 5/1/2027	100,000	110,336
Series A, 5.00%, 3/15/2028	1,275,000	1,472,561
Series A, 5.00%, 5/1/2028	265,000	292,390
Series A, 5.00%, 3/15/2031	440,000	504,874
Series A, 5.00%, 3/15/2033	135,000	154,243
Series A, 5.00%, 3/15/2035	200,000	227,554
Series B, 5.00%, 6/15/2025	165,000	176,865
Series B, 5.00%, 6/15/2027	200,000	221,552
Series B, 5.00%, 9/1/2032	175,000	195,508
Series B, 5.00%, 9/1/2034	170,000	189,474
Series B, 5.00%, 6/15/2035	200,000	219,250
Series C, 5.00%, 11/1/2030	140,000	165,187
Series C, 5.00%, 11/1/2033	400,000	468,060
Series R, 5.00%, 5/1/2025	110,000	128,994
Series S, 5.00%, 5/1/2021	245,000	261,525
Series S, 5.00%, 5/1/2029	1,835,000	2,229,195
Series S, 5.00%, 5/1/2030	1,350,000	1,634,323
Series S, 5.00%, 5/1/2031	1,200,000	1,447,224
Series T, 5.00%, 11/1/2028	400,000	497,712
Series T, 5.00%, 5/1/2031	250,000	307,305
Series V, 5.00%, 5/1/2024	500,000	585,835
Ohio, State Infrastructure Project Revenue:
Series 1A, 5.00%, 12/15/2021	115,000	125,265
Series 2016-1, 5.00%, 12/15/2021	170,000	185,174
Ohio, State Revenue:
Series A, 5.00%, 12/1/2038	5,000,000	6,076,950
Series C, 5.00%, 12/1/2030	165,000	200,239
Ohio, State Special Obligation Revenue Series C, 5.00%, 12/1/2028	230,000	282,176
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2021	100,000	107,069
Series A, 5.00%, 6/1/2028	175,000	213,295
Series A, 5.00%, 12/1/2028	825,000	1,003,868
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 6/1/2025	75,000	90,223

118

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	$ 350,000	$ 432,925
Ohio, Water Development Authority Revenue:
Series A, 5.00%, 6/1/2029	10,000,000	12,901,700
Series B, 5.00%, 12/1/2033	115,000	139,038
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
Series A, 5.00%, 12/1/2029	240,000	297,806
Series A, 5.00%, 12/1/2031	500,000	615,860
Series B, 5.00%, 6/1/2026	500,000	606,600
University of Cincinnati, Revenue:
Series A, 5.00%, 6/1/2044	275,000	328,174
Series C, 5.00%, 6/1/2039	100,000	113,703
		67,438,599
OKLAHOMA — 0.3%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	262,362
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
5.00%, 7/1/2027	160,000	195,597
5.00%, 7/1/2029	2,000,000	2,428,760
Series A, 3.00%, 7/1/2024	145,000	155,114
Series A, 5.00%, 7/1/2024	190,000	222,159
Series A, 5.00%, 7/1/2025	280,000	326,063
Series A, 5.00%, 7/1/2027	265,000	307,366
Series A, 5.00%, 7/1/2028	200,000	231,560
Series A, 5.00%, 7/1/2030	170,000	196,561
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	141,201
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	288,946
Series C, 4.00%, 1/1/2042	1,585,000	1,725,098
Series C, 5.00%, 1/1/2037	125,000	148,953
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	122,386
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	66,656
5.00%, 9/1/2024	110,000	128,805
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	346,768
3.00%, 6/1/2027	250,000	265,187
		7,559,542
Security Description	Principal Amount	Value
OREGON — 1.7%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	$ 200,000	$ 238,588
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2022	100,000	110,755
5.00%, 6/15/2026	75,000	87,748
5.00%, 6/15/2027	660,000	770,167
Series A, Zero Coupon, 6/15/2036	115,000	62,145
Series A, Zero Coupon, 6/15/2038	300,000	146,622
Series A, 0.01%, 6/15/2042	440,000	176,264
Series B, 5.00%, 6/15/2037	1,770,000	2,126,248
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,796,628
5.00%, 6/15/2037	100,000	120,288
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	167,779
Multnomah County School District No. 7 Reynolds, General Obligation Series A, 5.00%, 6/15/2029	805,000	956,292
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	220,000	263,421
Series C, 5.00%, 4/1/2026	510,000	609,348
Oregon, State Department of Authority Services Lottery Revenue Series C, 5.00%, 4/1/2022	510,000	561,128
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	148,388
Series A, 5.00%, 11/15/2028	290,000	342,113
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2022	225,000	252,367
Series A, 5.00%, 11/15/2029	2,575,000	3,029,899
Series A, 5.00%, 11/15/2030	530,000	621,028
Series B, 5.00%, 11/15/2019	125,000	126,725
Series B, 5.00%, 11/15/2020	150,000	157,634
Series C, 5.00%, 11/15/2025	170,000	206,825
Oregon, State General Obligation:

119

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2021	$ 5,000,000	$ 5,339,150
Series A, 5.00%, 5/1/2022	5,000,000	5,517,550
Series C, 5.00%, 8/1/2041	1,065,000	1,254,794
Series F, 5.00%, 5/1/2028	180,000	219,643
Series F, 5.00%, 5/1/2030	145,000	175,747
Series F, 5.00%, 5/1/2035	100,000	119,080
Series F, 5.00%, 5/1/2039	200,000	231,182
Series I, 5.00%, 8/1/2024	125,000	147,541
Series I, 5.00%, 8/1/2029	195,000	243,709
Series L, 5.00%, 8/1/2029	3,370,000	4,211,792
Series L, 5.00%, 8/1/2030	1,250,000	1,552,688
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	166,682
Series B, 5.00%, 7/1/2033	400,000	476,128
Series B, 5.00%, 7/1/2035	1,335,000	1,578,544
Series B, 5.00%, 7/1/2036	235,000	276,828
Series B, 5.00%, 7/1/2038	285,000	333,216
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	219,654
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	517,501
5.00%, 6/15/2027	1,440,000	1,769,328
5.00%, 6/15/2029	500,000	610,695
5.00%, 6/15/2030	660,000	801,781
5.00%, 6/15/2031	500,000	602,565
5.00%, 6/15/2032	500,000	600,780
5.00%, 6/15/2033	500,000	598,950
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	326,173
Series A, 5.00%, 6/1/2020	50,000	51,703
Series A, 5.00%, 8/1/2020	165,000	171,636
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	675,091
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	799,071
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	145,000	160,416
5.00%, 6/15/2027	120,000	140,155
Series B, Zero Coupon, 6/15/2029	200,000	155,336
Series B, Zero Coupon, 6/15/2034	330,000	196,360
Series B, 0.01%, 6/15/2032	200,000	132,220
Security Description	Principal Amount	Value
Washington County, OR, School District No. 1, General Obligation 5.00%, 6/15/2035	$ 390,000	$ 471,377
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	2,555,000	2,974,812
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	218,040
		49,116,318
PENNSYLVANIA — 2.0%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	590,431
Allegheny, PA, General Obligation:
Series C-73, 5.00%, 12/1/2019	165,000	167,503
Series C-75, 5.00%, 11/1/2026	315,000	389,434
Bensalem, PA, Township School District, General Obligation 5.00%, 6/1/2028	135,000	153,936
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	213,142
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	126,347
Series A, 5.00%, 10/1/2042	295,000	347,253
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	375,000	438,604
Montour, PA, School District, General Obligation Series A, 5.00%, 4/1/2040 (b)	200,000	227,250
Neshaminy, PA, School District, General Obligation Series B, 5.00%, 11/1/2034	1,040,000	1,177,384
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	128,329
Series A, 5.00%, 12/1/2030	160,000	193,432
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	320,998
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (b)	500,000	514,840
4.00%, 2/1/2030	400,000	444,760
4.00%, 3/1/2038	4,085,000	4,482,552
5.00%, 3/15/2020	120,000	123,128
5.00%, 7/1/2022	150,000	166,275
5.00%, 9/15/2022	2,500,000	2,788,900

120

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 3/15/2023	$ 120,000	$ 135,865
5.00%, 8/15/2023	1,275,000	1,461,367
5.00%, 9/15/2023	600,000	689,364
5.00%, 1/1/2024	725,000	838,354
5.00%, 3/15/2024	375,000	436,114
5.00%, 6/15/2024	285,000	333,732
5.00%, 7/1/2024	340,000	398,623
5.00%, 9/15/2024	175,000	206,264
5.00%, 3/15/2025	325,000	387,140
5.00%, 8/15/2025	275,000	330,723
5.00%, 9/15/2025	1,570,000	1,892,949
5.00%, 2/1/2027	2,000,000	2,419,080
5.00%, 3/15/2028	270,000	316,302
5.00%, 9/15/2028	11,530,000	14,055,185
Series D, 5.00%, 8/15/2032	800,000	934,096
Series REF, 5.00%, 1/15/2020	195,000	198,884
Series REF, 5.00%, 1/15/2022	1,480,000	1,616,486
Series REF, 5.00%, 1/15/2025	1,250,000	1,482,937
Series REF, 5.00%, 1/15/2027	4,760,000	5,871,841
Series REF, 5.00%, 1/15/2028	2,410,000	2,956,853
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 2.25%, 8/15/2041 (a)	685,000	681,164
Series A, 2.50%, 10/1/2045 (a)	1,025,000	1,025,676
Series A, 4.00%, 8/15/2033	190,000	211,341
Series A, 4.00%, 8/15/2034	145,000	160,759
Series A, 4.00%, 8/15/2035	470,000	519,566
Series AQ, 5.00%, 6/15/2021	150,000	160,547
Series AT-1, 5.00%, 6/15/2024	200,000	232,534
Series AT-1, 5.00%, 6/15/2025	100,000	118,715
Series AT-1, 5.00%, 6/15/2030	100,000	118,741
Series B, 4.00%, 10/1/2038	210,000	227,842
Series B, 5.00%, 10/1/2025	200,000	242,594
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	177,437
Series A, 5.00%, 9/1/2042	270,000	324,146
Series B, 4.00%, 9/1/2036	490,000	540,426
Series B, 5.00%, 9/1/2023	1,385,000	1,590,700
West View, PA, Municipal Authority Water Revenue 5.00%, 11/15/2039	2,030,000	2,412,493
		58,701,338
Security Description	Principal Amount	Value
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	$ 485,000	$ 547,730
Series A, 5.00%, 5/15/2027	270,000	323,541
Rhode Island, Health & Educational Building Corp. Revenue 4.00%, 5/15/2020 (b)	295,000	301,396
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	294,140
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,464,222
Series D, 5.00%, 8/1/2020	115,000	119,587
Rhode Island, State General Obligation:
5.00%, 8/1/2021	135,000	145,199
Series A, 5.00%, 8/1/2019	125,000	125,372
Series D, 5.00%, 8/1/2027	2,025,000	2,365,200
		5,686,387
SOUTH CAROLINA — 0.2%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	549,486
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2023	100,000	115,316
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	415,663
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	109,385
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	126,124
Series C, 3.00%, 3/1/2038	325,000	328,315
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,413,283
Series A, 5.00%, 10/1/2019	125,000	126,154
Series A, 5.00%, 4/1/2030	120,000	150,654
York, SC, General Obligation 5.00%, 4/1/2027	280,000	326,172
		4,660,552

121

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Security Description	Principal Amount	Value
TENNESSEE — 0.8%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	$ 390,000	$ 460,496
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,427,563
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	102,289
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,597,449
4.00%, 6/1/2043	2,425,000	2,622,613
4.00%, 6/1/2044	500,000	538,450
Series A, 5.00%, 4/1/2026	320,000	381,792
Metropolitan Government Nashville & Davidson County, General Obligation:
4.00%, 7/1/2028	360,000	422,154
4.00%, 7/1/2031	750,000	854,032
5.00%, 7/1/2024	110,000	129,430
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 5/15/2020	100,000	103,196
Series A, 5.00%, 7/1/2042	540,000	643,324
Series B, 5.00%, 5/15/2026	345,000	423,808
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	1,130,000	1,278,866
5.00%, 7/1/2021	135,000	144,928
5.00%, 1/1/2024	105,000	121,814
5.00%, 1/1/2025	535,000	636,891
5.00%, 1/1/2026	170,000	207,358
5.00%, 1/1/2027	100,000	123,063
Series C, 5.00%, 7/1/2020	200,000	207,328
Series C, 5.00%, 7/1/2023	115,000	131,486
Series C, 5.00%, 7/1/2027	1,605,000	1,922,501
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	212,882
Series A, 5.00%, 4/1/2025	285,000	341,077
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	166,850
Series A, 5.00%, 2/1/2026	160,000	195,890
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2021	295,000	320,045
5.00%, 11/1/2026	250,000	295,208
Series A, 5.00%, 11/1/2027	100,000	126,862
Series A, 5.00%, 11/1/2032	125,000	154,639
Series A, 5.00%, 11/1/2034	3,610,000	4,435,968
Series A, 5.00%, 11/1/2035	520,000	636,938
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2037	$ 435,000	$ 529,508
Series B, 5.00%, 11/1/2022	100,000	112,029
Series B, 5.00%, 11/1/2025	105,000	127,624
		24,136,351
TEXAS — 12.3%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	153,758
5.00%, 8/15/2027	575,000	721,314
5.00%, 8/15/2038	1,000,000	1,208,230
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	114,849
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	100,000	102,293
5.00%, 2/15/2022 (b)	3,030,000	3,316,699
5.00%, 2/15/2024 (b)	220,000	255,048
5.00%, 2/15/2026 (b)	150,000	177,662
5.00%, 2/15/2029 (b)	300,000	352,950
5.00%, 2/15/2030 (b)	215,000	262,408
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (b)	320,000	388,262
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (b)	345,000	417,871
Series A, 4.00%, 2/15/2039 (b)	255,000	277,647
Series A, 5.00%, 2/15/2030 (b)	165,000	196,898
Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,435,870
Arlington, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2026 (b)	225,000	253,010
Series B, 5.00%, 2/15/2025 (b)	75,000	89,246
Austin, TX, Community College District, General Obligation:
4.00%, 8/1/2043	2,000,000	2,198,040
5.00%, 8/1/2035	1,175,000	1,373,739
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	299,353
Series A, 5.00%, 11/15/2021	100,000	108,335
Series A, 5.00%, 11/15/2022	100,000	111,706
Austin, TX, General Obligation:
5.00%, 9/1/2021	115,000	124,054
5.00%, 9/1/2032	640,000	742,906
5.00%, 9/1/2034	420,000	484,726
Austin, TX, Independent School District, General Obligation:

122

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Security Description	Principal Amount	Value
4.00%, 8/1/2033 (b)	$ 3,700,000	$ 4,248,932
4.00%, 8/1/2034 (b)	6,000,000	6,851,580
5.00%, 8/1/2028 (b)	1,000,000	1,224,480
Series B, 5.00%, 8/1/2019	150,000	150,447
Series B, 5.00%, 8/1/2031 (b)	125,000	150,279
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	334,075
5.00%, 11/15/2034	375,000	430,024
5.00%, 11/15/2039	4,230,000	4,812,006
5.00%, 11/15/2043	100,000	113,482
Series A, 5.00%, 5/15/2022	600,000	661,506
Series A, 5.00%, 5/15/2026	300,000	362,760
Bexar County, TX, General Obligation:
4.00%, 6/15/2041	350,000	380,303
5.00%, 6/15/2026	80,000	96,229
5.00%, 6/15/2027	355,000	425,925
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	328,212
4.00%, 2/15/2043	3,755,000	4,095,316
5.00%, 2/15/2022	2,250,000	2,458,620
5.00%, 2/15/2023	125,000	140,749
5.00%, 2/15/2026	140,000	169,984
5.00%, 2/15/2027	265,000	321,159
5.00%, 2/15/2029	130,000	156,085
5.00%, 2/15/2032	3,000,000	3,471,510
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (b)	250,000	297,785
Series B, 5.00%, 2/15/2028 (b)	200,000	235,758
Series B, 5.00%, 2/15/2030 (b)	550,000	648,807
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	99,999
City of Houston TX Series A, 5.00%, 3/1/2030	445,000	541,400
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (b)	1,000,000	1,210,520
5.00%, 2/15/2034 (b)	1,000,000	1,203,320
5.00%, 2/15/2037 (b)	2,555,000	3,042,724
5.00%, 2/15/2041 (b)	1,000,000	1,179,120
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (b)	1,400,000	1,624,112
Security Description	Principal Amount	Value
Clint, TX, Independent School District, General Obligation Series B, 5.00%, 8/15/2045 (b)	$ 250,000	$ 287,815
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2020	1,280,000	1,318,707
4.00%, 8/15/2031	495,000	563,983
4.00%, 8/15/2032	280,000	317,299
4.00%, 8/15/2034	190,000	213,737
5.00%, 8/15/2025	390,000	468,523
Collin County, TX, Revenue 3.13%, 2/15/2035	720,000	742,946
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	592,895
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	395,000	457,438
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	350,000	416,066
Series A, 5.00%, 2/15/2025 (b)	205,000	243,696
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	1,000,000	1,213,460
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	151,697
Series B, 5.00%, 8/1/2036 (b)	100,000	116,522
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	235,000	257,753
4.00%, 2/15/2041 (b)	100,000	108,385
5.00%, 2/15/2021 (b)	3,200,000	3,390,688
5.00%, 2/15/2022 (b)	2,000,000	2,190,880
5.00%, 2/15/2023 (b)	150,000	169,296
5.00%, 2/15/2028 (b)	435,000	513,544
5.00%, 2/15/2029 (b)	165,000	194,220
5.00%, 2/15/2033 (b)	2,635,000	3,248,639
Series B-1, 3.00%, 2/15/2036 (a) (b)	170,000	170,309
Series C, 5.00%, 2/15/2023 (b)	450,000	507,888
Series C, 5.00%, 2/15/2024 (b)	130,000	150,963
Series C, 5.00%, 2/15/2028 (b)	120,000	137,838

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Security Description	Principal Amount	Value
Series C, 5.00%, 2/15/2044 (b)	$ 2,245,000	$ 2,521,000
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	120,393
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2033	5,000,000	6,405,350
5.00%, 12/1/2034	6,000,000	7,653,540
Series A, 5.00%, 12/1/2021	230,000	249,982
Series A, 5.00%, 12/1/2028	295,000	354,687
Series A, 5.00%, 12/1/2029	255,000	305,564
Series A, 5.00%, 12/1/2030	160,000	190,976
Series A, 5.00%, 12/1/2033	100,000	116,283
Series A, 5.00%, 12/1/2034	175,000	206,133
Series A, 5.00%, 12/1/2035	810,000	941,331
Series A, 5.00%, 12/1/2036	295,000	344,089
Series A, 5.00%, 12/1/2041	1,065,000	1,234,271
Series B, 5.00%, 12/1/2019	100,000	101,521
Series B, 5.00%, 12/1/2020	155,000	163,007
Dallas, TX, General Obligation:
5.00%, 2/15/2021	110,000	116,481
5.00%, 2/15/2022	2,445,000	2,671,040
5.00%, 2/15/2023	2,280,000	2,565,547
5.00%, 2/15/2024	1,650,000	1,905,667
5.00%, 2/15/2025	210,000	242,926
5.00%, 2/15/2026	1,000,000	1,152,760
5.00%, 2/15/2027	250,000	287,200
5.00%, 2/15/2030	275,000	321,346
5.00%, 2/15/2031	2,050,000	2,497,863
Series B, 3.00%, 2/15/2036	540,000	543,051
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2032 (b)	160,000	176,690
Series A, 3.00%, 2/15/2036 (b)	345,000	349,064
Series A, 4.00%, 2/15/2030 (b)	2,965,000	3,300,341
Series A, 4.00%, 2/15/2031 (b)	255,000	282,469
Series A, 5.00%, 8/15/2021 (b)	355,000	382,544
Series A, 5.00%, 8/15/2024 (b)	210,000	247,328
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,238,942
Series A, 5.00%, 8/15/2027 (b)	875,000	1,023,960
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,156,910
Series B, 5.00%, 2/15/2036 (b)	60,000	65,584
Series B, 5.00%, 2/15/2036 (a) (b)	250,000	272,168
Dallas, TX, Waterworks & Sewer System Revenue:
Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/2034	$ 300,000	$ 329,148
Series A, 5.00%, 10/1/2027	110,000	132,468
Series A, 5.00%, 10/1/2028	300,000	360,732
Series A, 5.00%, 10/1/2029	100,000	122,135
Series A, 5.00%, 10/1/2033	410,000	492,336
Series A, 5.00%, 10/1/2034	800,000	957,576
Series A, 5.00%, 10/1/2036	680,000	809,390
Denton, TX, General Obligation 4.00%, 2/15/2039	360,000	385,524
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	290,000	343,818
5.00%, 8/15/2028 (b)	175,000	206,509
5.00%, 8/15/2030 (b)	115,000	137,677
Series B, 5.00%, 8/15/2043 (b)	2,225,000	2,645,480
Dripping Springs, TX, Independent School District, General Obligation:
5.00%, 2/15/2026 (b)	360,000	415,339
5.00%, 2/15/2027 (b)	1,355,000	1,559,890
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (b)	125,000	149,219
El Paso, Independent School District, General Obligation 3.00%, 8/15/2030 (b)	150,000	156,975
El Paso, TX, General Obligation 4.00%, 8/15/2042	210,000	224,595
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	190,427
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (b)	125,000	148,200
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	169,860
Series B, 5.00%, 3/1/2026	250,000	296,278
Series B, 5.00%, 3/1/2028	520,000	627,427
Fort Bend, TX, Independent School District, General Obligation 4.00%, 8/15/2032 (b)	275,000	312,730
Fort Worth, TX, General Obligation:
Series A, 5.00%, 3/1/2023	50,000	56,392
Series A, 5.00%, 3/1/2026	110,000	130,166
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	135,000	143,045
5.00%, 2/15/2022 (b)	675,000	739,051
5.00%, 2/15/2023 (b)	50,000	56,432
5.00%, 2/15/2025 (b)	195,000	232,157

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Security Description	Principal Amount	Value
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	$ 130,000	$ 149,387
Series A, 5.00%, 2/15/2023	1,860,000	2,099,270
Series A, 5.00%, 2/15/2027	140,000	165,469
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	145,035
Series A, 5.00%, 2/15/2024	150,000	174,042
Series A, 5.00%, 2/15/2026	260,000	308,716
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (b)	510,000	566,278
Series A, 5.00%, 8/15/2022 (b)	300,000	333,909
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (b)	375,000	423,517
Garland, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2029 (b)	1,000,000	1,176,500
Series B, 5.00%, 2/15/2030 (b)	260,000	305,336
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (b)	110,000	128,357
Grand Parkway, TX, Transportation Corp., Revenue Series A, 5.00%, 10/1/2043	1,300,000	1,547,910
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	100,000	112,646
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (b)	500,000	590,335
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	437,403
4.00%, 11/15/2037	335,000	369,796
5.00%, 11/15/2025	275,000	329,937
5.00%, 11/15/2030	350,000	427,084
Harris County, TX, Flood Control District Revenue:
Series A, 5.00%, 10/1/2027	285,000	340,704
Series A, 5.00%, 10/1/2029	530,000	659,617
Series A, 5.00%, 10/1/2030	1,000,000	1,236,070
Series A, 5.00%, 10/1/2032	455,000	556,961
Series A, 5.00%, 10/1/2033	250,000	304,880
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2034	$ 500,000	$ 607,155
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	1,495,000	1,809,413
Series A, 5.00%, 10/1/2027	1,230,000	1,462,348
Series A, 5.00%, 10/1/2029	3,090,000	3,688,626
Series A, 5.00%, 10/1/2034	440,000	509,951
Series A, 5.00%, 10/1/2035	155,000	182,216
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	177,641
5.00%, 11/1/2027	130,000	153,955
5.00%, 11/1/2028	120,000	140,959
Series A, 5.00%, 11/1/2024	4,805,000	5,687,438
Series A, 5.00%, 11/1/2026	380,000	469,794
Series A, 5.00%, 11/1/2028	200,000	245,302
Series A, 5.00%, 11/1/2029	300,000	365,565
Series B, 5.00%, 11/1/2022	2,000,000	2,240,580
Series B, 5.00%, 11/1/2024	225,000	266,321
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	330,544
Series A, 5.00%, 8/15/2024	375,000	440,036
Series A, 5.00%, 8/15/2026	185,000	227,421
Series A, 5.00%, 8/15/2030	480,000	579,926
Series A, 5.00%, 8/15/2032	540,000	647,023
Series A, 5.00%, 8/15/2035	490,000	581,703
Series A, 5.00%, 8/15/2036	270,000	319,486
Harris County, TX, Toll Road Authority Revenue:
Series A, 4.00%, 8/15/2037	300,000	335,160
Series A, 5.00%, 8/15/2022	195,000	216,345
Series A, 5.00%, 8/15/2032	1,635,000	2,014,369
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	781,379
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	255,000	284,340
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	275,268
Series B, 5.00%, 11/15/2025	200,000	241,700
Series B, 5.00%, 11/15/2026	300,000	370,482
Series B, 5.00%, 11/15/2032	275,000	330,855
Series B, 5.00%, 11/15/2036	555,000	658,258
Series C, 4.00%, 5/15/2021	200,000	209,900
Series C, 5.00%, 5/15/2021	175,000	186,884
Series D, 5.00%, 11/15/2020	2,775,000	2,915,026
Series D, 5.00%, 11/15/2021	100,000	108,384
Series D, 5.00%, 11/15/2022	200,000	223,552
Series D, 5.00%, 11/15/2028	130,000	151,971
Houston, TX, General Obligation:

125

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Security Description	Principal Amount	Value
Series A, 4.00%, 3/1/2035	$ 765,000	$ 840,666
Series A, 4.00%, 3/1/2036	395,000	428,535
Series A, 5.00%, 3/1/2021	350,000	371,182
Series A, 5.00%, 3/1/2022	185,000	202,538
Series A, 5.00%, 3/1/2024	300,000	347,337
Series A, 5.00%, 3/1/2025	925,000	1,096,948
Series A, 5.00%, 3/1/2026	780,000	944,190
Series A, 5.00%, 3/1/2029	135,000	154,586
Series A, 5.00%, 3/1/2030	250,000	298,573
Series A, 5.00%, 3/1/2031	100,000	118,772
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	50,000	51,147
5.00%, 2/15/2022 (b)	100,000	109,544
5.00%, 2/15/2023 (b)	270,000	304,938
5.00%, 2/15/2024 (b)	650,000	755,449
5.00%, 2/15/2025 (b)	3,100,000	3,696,223
5.00%, 2/15/2035	2,500,000	3,002,575
5.00%, 2/15/2042 (b)	315,000	371,643
Series A, 4.00%, 2/15/2033 (b)	700,000	776,314
Series A, 4.00%, 2/15/2040 (b)	130,000	141,027
Series A, 5.00%, 2/15/2020 (b)	195,000	199,471
Series A, 5.00%, 2/15/2022 (b)	390,000	427,222
Series A, 5.00%, 2/15/2027 (b)	555,000	671,067
Series A, 5.00%, 2/15/2030 (b)	395,000	472,175
Series A, 5.00%, 2/15/2031 (b)	445,000	529,942
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (b)	110,000	133,718
Series B, 5.00%, 2/15/2020 (b)	200,000	204,586
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	174,857
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	271,153
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (b)	175,000	197,379
Judson, TX, Independent School District, General Obligation:
Series B, 4.00%, 2/1/2041 (b)	300,000	323,532
Series B, 5.00%, 2/1/2025 (b)	225,000	266,823
Security Description	Principal Amount	Value
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	$ 185,000	$ 205,380
5.00%, 2/15/2042 (b)	230,000	271,533
5.00%, 2/15/2043 (b)	1,285,000	1,542,951
Series A, 5.00%, 2/15/2027 (b)	635,000	751,643
Series A, 5.00%, 2/15/2028 (b)	1,015,000	1,197,071
Series D, 5.00%, 2/15/2024 (b)	3,065,000	3,554,756
Series D, 5.00%, 2/15/2025 (b)	405,000	480,966
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	565,000	608,432
Series A, 5.00%, 8/15/2027 (b)	145,000	175,140
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (b)	100,000	108,008
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (b)	5,095,000	6,009,654
Lamar, TX, Consolidated Independent School District, General Obligation:
4.00%, 2/15/2045 (b)	140,000	149,223
5.00%, 2/15/2021 (b)	600,000	635,550
5.00%, 2/15/2022 (b)	110,000	120,408
Leander, TX, Independent School District, General Obligation:
0.01%, 8/15/2036 (b)	335,000	177,218
2.50%, 8/15/2040 (a) (b)	100,000	100,016
Series A, Zero Coupon, 8/16/2044 (b)	100,000	38,469
Series A, 2.25%, 8/15/2045 (a) (b)	150,000	149,936
Series A, 5.00%, 8/15/2026 (b)	640,000	768,774
Series A, 5.00%, 8/15/2038 (b)	100,000	115,781
Series A, 5.00%, 8/15/2040 (b)	355,000	409,166
Series D, Zero Coupon, 8/15/2023 (b)	100,000	93,605
Series D, Zero Coupon, 8/15/2024 (b)	130,000	119,266
Series D, Zero Coupon, 8/15/2036 (b)	160,000	80,955
Series D, Zero Coupon, 8/15/2037 (b)	150,000	72,155
Series D, Zero Coupon, 8/15/2039 (b)	585,000	252,293

126

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series D, Zero Coupon, 8/15/2041 (b)	$ 40,000	$ 16,262
Series D, 0.01%, 8/15/2040 (b)	615,000	251,670
Lewisville, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2026 (b)	180,000	205,067
Series A, 4.00%, 8/15/2027 (b)	110,000	125,057
Series A, 5.00%, 8/15/2021 (b)	105,000	113,147
Series A, 5.00%, 8/15/2022 (b)	560,000	623,297
Series B, 3.25%, 8/15/2036 (b)	100,000	103,120
Series B, 5.00%, 8/15/2023 (b)	300,000	343,980
Series B, 5.00%, 8/15/2024 (b)	135,000	159,143
Series B, 5.00%, 8/15/2026 (b)	300,000	369,927
Series B, 5.00%, 8/15/2028	525,000	626,850
Little Elm, TX, Independent School District, General Obligation Series B, 5.00%, 8/15/2042 (b)	3,000,000	3,600,960
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	474,324
Series B, 5.00%, 2/15/2021	585,000	619,860
Series B, 5.00%, 2/15/2023	290,000	327,085
Series B, 5.00%, 2/15/2024	295,000	342,427
Series B, 5.00%, 2/15/2025	355,000	422,645
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	175,096
5.00%, 2/15/2024	410,000	474,919
5.00%, 2/15/2025	2,575,000	3,057,993
5.00%, 2/15/2029	100,000	128,415
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (b)	355,000	376,048
Montgomery Independent School District 5.00%, 2/15/2028 (b)	245,000	288,804
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	502,482
Montgomery, TX, Independent School District 5.00%, 2/15/2036 (b)	300,000	346,881
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	439,121
Security Description	Principal Amount	Value
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (b)	$ 230,000	$ 255,130
5.00%, 8/1/2024 (b)	370,000	435,327
5.00%, 8/1/2043 (b)	5,000,000	5,932,900
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	640,000	743,590
5.00%, 9/1/2027	200,000	239,346
5.00%, 9/1/2028	4,020,000	4,804,342
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	205,164
4.00%, 8/15/2045 (b)	275,000	295,796
VRN, 1.45%, 6/1/2047 (a) (b)	135,000	135,036
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	275,000	322,894
5.00%, 2/15/2042 (b)	380,000	441,062
Series A, 5.00%, 2/15/2025 (b)	55,000	65,480
Series B, 5.00%, 2/15/2023 (b)	230,000	259,675
Series B, 5.00%, 2/15/2026 (b)	260,000	308,253
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (b)	100,000	100,182
Pearland, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	490,000	586,412
Pflugerville, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (b)	250,000	289,948
5.00%, 2/15/2028 (b)	135,000	155,197
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	600,000	635,550
Series A, 5.00%, 2/15/2028 (b)	200,000	241,922
Port Arthur, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2045 (b)	165,000	188,663

127

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Round Rock, TX, Independent School District, General Obligation 5.00%, 8/1/2026	$ 150,000	$ 183,908
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	324,663
5.00%, 2/1/2025	125,000	148,751
5.00%, 2/1/2026	2,645,000	3,221,584
5.00%, 2/1/2027	375,000	461,467
5.00%, 2/1/2028	515,000	632,446
5.00%, 2/1/2041	260,000	309,780
5.00%, 2/1/2042	260,000	309,130
San Antonio, TX, General Obligation:
5.00%, 2/1/2020	100,000	102,138
5.00%, 2/1/2025	170,000	197,440
5.00%, 2/1/2027	925,000	1,099,381
5.00%, 2/1/2031	950,000	1,113,903
5.00%, 8/1/2037	320,000	392,509
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	335,000	366,698
5.00%, 2/15/2023 (b)	2,080,000	2,347,571
5.00%, 2/15/2024 (b)	315,000	365,643
5.00%, 2/15/2027 (b)	510,000	603,682
Series B, 5.00%, 8/15/2043 (b)	620,000	719,956
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2024	255,000	292,403
Series A, 5.00%, 5/15/2029	210,000	253,940
Series A, 5.00%, 5/15/2030	500,000	601,790
Series C, 4.00%, 5/15/2037	130,000	143,319
Series C, 5.00%, 5/15/2026	200,000	244,080
Series C, 5.00%, 5/15/2030	160,000	194,789
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	558,832
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (b)	110,000	117,049
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (b)	550,000	661,111
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	200,000	222,410
5.00%, 8/15/2025 (b)	280,000	336,554
5.00%, 8/15/2026 (b)	550,000	659,950
Tarrant, TX, Regional Water District Revenue:
Security Description	Principal Amount	Value
5.00%, 3/1/2024	$ 240,000	$ 278,695
5.00%, 3/1/2025	250,000	297,668
5.00%, 3/1/2026	580,000	690,484
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	279,673
Series B, 5.00%, 5/15/2029	150,000	171,059
Series C, 5.00%, 5/15/2025	220,000	263,811
Series D, 5.00%, 5/15/2026	140,000	159,655
Series E, 5.00%, 5/15/2027	160,000	200,795
Texas, State General Obligation:
5.00%, 10/1/2019	100,000	100,915
5.00%, 10/1/2023	825,000	949,097
5.00%, 4/1/2025	685,000	817,691
5.00%, 4/1/2026	310,000	360,084
5.00%, 4/1/2028	160,000	185,318
5.00%, 4/1/2043	1,450,000	1,695,499
Series A, 4.00%, 10/1/2033	130,000	146,115
Series A, 5.00%, 10/1/2019	185,000	186,693
Series A, 5.00%, 10/1/2021	200,000	216,478
Series A, 5.00%, 10/1/2022	560,000	625,951
Series A, 5.00%, 4/1/2023	375,000	425,137
Series A, 5.00%, 10/1/2023	1,400,000	1,610,588
Series A, 5.00%, 10/1/2024	355,000	419,493
Series A, 5.00%, 4/1/2025	160,000	190,994
Series A, 5.00%, 10/1/2025	1,105,000	1,302,209
Series A, 5.00%, 4/1/2026	100,000	122,132
Series A, 5.00%, 10/1/2026	400,000	477,626
Series A, 5.00%, 10/1/2027	280,000	336,820
Series A, 5.00%, 10/1/2028	445,000	521,745
Series A, 5.00%, 4/1/2029	100,000	121,210
Series A, 5.00%, 10/1/2030	3,055,000	3,571,122
Series A, 5.00%, 10/1/2032	200,000	246,696
Series A, 5.00%, 4/1/2033	1,025,000	1,223,532
Series A, 5.00%, 4/1/2044	500,000	584,315
Series B, 5.00%, 10/1/2029	100,000	124,891
Series B, 5.00%, 10/1/2033	360,000	442,087
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	230,000	249,005
5.00%, 10/1/2023	240,000	276,206
5.00%, 10/1/2024	265,000	313,437
5.00%, 10/1/2025	2,160,000	2,617,142
Series A, 3.00%, 10/1/2021	100,000	103,846
Series A, 5.00%, 4/1/2023	155,000	175,786
Series A, 5.00%, 10/1/2024	545,000	644,615
Series A, 5.00%, 10/1/2025	635,000	769,391
Series A, 5.00%, 10/1/2026	275,000	340,876
Series A, 5.00%, 4/1/2033	260,000	297,882
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	274,458
Series A, 5.00%, 3/15/2023	200,000	226,286
Series A, 5.00%, 3/15/2025	880,000	1,051,978

128

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2026	$ 735,000	$ 887,989
Series A, 5.00%, 3/15/2028	1,245,000	1,538,534
Series A, 5.00%, 3/15/2029	140,000	172,199
Series A, 5.00%, 3/15/2030	2,335,000	2,855,635
Series A, 5.00%, 3/15/2031	3,395,000	4,128,863
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	167,043
4.00%, 10/15/2036	2,925,000	3,250,114
5.00%, 4/15/2024	220,000	256,553
5.00%, 4/15/2026	135,000	165,221
5.00%, 4/15/2027	2,990,000	3,688,494
5.00%, 4/15/2029	340,000	416,925
5.00%, 8/1/2033	3,000,000	3,805,590
5.00%, 10/15/2041	4,050,000	4,801,680
Series A, 4.00%, 10/15/2033	2,020,000	2,244,826
Series A, 4.00%, 10/15/2037	180,000	200,617
Series A, 4.00%, 10/15/2040	115,000	124,383
Series A, 4.00%, 10/15/2052	125,000	135,809
Series A, 5.00%, 4/15/2020	100,000	102,906
Series A, 5.00%, 10/15/2020	130,000	136,163
Series A, 5.00%, 4/15/2021	100,000	106,565
Series A, 5.00%, 4/15/2026	135,000	163,098
Series A, 5.00%, 4/15/2027	120,000	149,840
Series A, 5.00%, 10/15/2029	125,000	150,155
Series A, 5.00%, 10/15/2031	575,000	685,003
Series A, 5.00%, 10/15/2040	600,000	700,218
Series B, 5.00%, 10/15/2032	6,870,000	8,617,797
Series B, 5.00%, 10/15/2038	2,020,000	2,473,167
Tomball, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	115,000	136,707
5.00%, 2/15/2043 (b)	2,400,000	2,736,048
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	135,341
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2020	215,000	223,340
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	346,610
5.00%, 8/1/2025	335,000	403,152
5.00%, 8/1/2029	4,115,000	5,107,785
5.00%, 8/1/2030	100,000	123,284
5.00%, 8/1/2037	595,000	714,315
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	265,000	300,176
Series A, 5.00%, 2/15/2024	1,300,000	1,506,466
Series A, 5.00%, 2/15/2025	380,000	451,505
Series A, 5.00%, 2/15/2030	175,000	208,831
Series C, 4.00%, 2/15/2039	1,025,000	1,116,686
Security Description	Principal Amount	Value
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	$ 200,000	$ 238,844
Series A, 5.00%, 4/15/2027	1,250,000	1,552,562
Series A, 5.00%, 4/15/2029	285,000	349,424
Series A, 5.00%, 4/15/2030	120,000	146,174
Series A, 5.00%, 4/15/2031	115,000	139,303
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	142,010
Series A, 5.00%, 7/1/2032	120,000	141,407
Series A, 5.25%, 7/1/2029	85,000	101,689
Series A, 5.50%, 7/1/2025	180,000	221,674
Series A, 5.50%, 7/1/2026	125,000	153,055
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	394,462
Series B, 4.00%, 7/1/2034	300,000	332,010
Series B, 5.00%, 7/1/2021	150,000	161,061
Series B, 5.00%, 7/1/2024	175,000	205,357
Series B, 5.00%, 7/1/2025	265,000	310,970
Series B, 5.00%, 7/1/2027	60,000	70,061
Series B, 5.00%, 7/1/2029	145,000	172,141
University of Texas, Revenue:
Series B, 2.50%, 8/15/2036 (a)	535,000	538,146
Series B, 2.50%, 8/15/2046 (a)	455,000	456,042
Series B, 4.00%, 8/15/2036	350,000	383,544
Series B, 5.00%, 8/15/2026	340,000	419,764
Series B, 5.00%, 8/15/2027	405,000	472,627
Series C, 3.00%, 8/15/2035	470,000	474,738
Series E, 5.00%, 8/15/2026	140,000	172,844
Series E, 5.00%, 8/15/2027	100,000	126,053
Series F, 2.00%, 8/15/2041 (a)	3,745,000	3,690,660
Series H, 5.00%, 8/15/2019	210,000	210,941
Series H, 5.00%, 8/15/2020	115,000	119,817
Series H, 5.00%, 8/15/2022	255,000	284,073
Series I, 5.00%, 8/15/2024	3,055,000	3,607,986
Series J, 5.00%, 8/15/2024	315,000	372,018
Series J, 5.00%, 8/15/2025	260,000	314,205
Series J, 5.00%, 8/15/2026	200,000	246,314
Series J, 5.00%, 8/15/2027	425,000	522,512
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	215,122
5.00%, 7/15/2026	280,000	342,140
5.00%, 7/15/2028	505,000	616,943
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	163,032
5.00%, 2/1/2024	125,000	144,398
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	170,000	180,965

129

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Ysleta, TX, Independent School District, General Obligation 5.00%, 8/15/2027 (b)	$ 300,000	$ 349,944
		360,340,326
UTAH — 0.6%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	116,545
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2037	1,250,000	1,390,338
Series B, 5.00%, 10/1/2027	145,000	183,252
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,937,685
Series B-1, 5.00%, 8/1/2023	170,000	194,555
Series B-1, 5.00%, 8/1/2028	100,000	125,501
Utah, State General Obligation:
5.00%, 7/1/2023	2,800,000	3,204,936
5.00%, 7/1/2025	30,000	36,337
5.00%, 7/1/2026	2,430,000	3,004,914
5.00%, 7/1/2027	360,000	448,639
5.00%, 7/1/2029	2,655,000	3,432,968
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	2,585,000	3,203,616
Series A, 5.00%, 6/15/2028	160,000	191,059
Series A, 5.00%, 6/15/2038	505,000	586,204
		19,056,549
VIRGINIA — 2.7%
Arlington County, VA, General Obligation:
5.00%, 8/15/2021	250,000	269,562
5.00%, 8/15/2032	4,690,000	5,983,502
Series B, 5.00%, 8/15/2027	165,000	204,361
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	401,119
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	579,015
Series A, 4.00%, 10/1/2036	305,000	344,363
Series A, 5.00%, 10/1/2025	185,000	218,918
Series A, 5.00%, 10/1/2032	100,000	121,132
Series B, 4.00%, 10/1/2025	400,000	461,056
Series B, 5.00%, 10/1/2022	240,000	268,670
Series B, 5.00%, 10/1/2025	200,000	241,196
Series C, 5.00%, 10/1/2020	100,000	104,676
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,676,050
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	809,743
Security Description	Principal Amount	Value
Hampton Roads, VA, Sanitation District Wastewater Revenue Series A, 5.00%, 7/1/2023	$ 330,000	$ 377,032
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	255,307
Series A, 3.00%, 8/1/2036	250,000	254,608
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,239,100
Series A, 5.00%, 7/1/2036	1,000,000	1,226,550
Series A, 5.00%, 7/1/2038	650,000	791,336
Series A, 5.00%, 7/1/2042	2,495,000	3,010,043
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	169,965
Richmond, VA, General Obligation Series A, 5.00%, 3/1/2025	105,000	118,976
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	328,908
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	601,755
Series B, 5.00%, 8/1/2021	8,500,000	9,162,320
Series B, 5.00%, 4/1/2044	5,000,000	6,016,500
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	443,441
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2041	300,000	298,692
4.00%, 5/15/2038	3,680,000	4,076,706
5.00%, 9/15/2019	100,000	100,763
5.00%, 3/15/2020	270,000	277,133
5.00%, 3/15/2021	130,000	138,277
5.00%, 3/15/2022	150,000	164,969
5.00%, 9/15/2023	1,800,000	2,073,654
5.00%, 3/15/2025	2,875,000	3,445,572
5.00%, 9/15/2027	2,425,000	3,001,641
5.00%, 9/15/2028	250,000	308,367
5.00%, 3/15/2032	130,000	160,693
Series A, 5.00%, 5/15/2020	150,000	154,901
Series A, 5.00%, 5/15/2029	4,695,000	5,905,840
Series B, 5.00%, 5/15/2022	200,000	221,158
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2024	320,000	371,818
5.00%, 2/1/2025	155,000	184,726
5.00%, 2/1/2031	410,000	502,512
Series A, 5.00%, 2/1/2021	380,000	402,169
Series A, 5.00%, 2/1/2022	305,000	333,806

130

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2023	$ 150,000	$ 169,326
Series A, 5.00%, 2/1/2024	160,000	185,909
Series A, 5.00%, 9/1/2028	1,835,000	2,256,114
Series A, 5.00%, 2/1/2031	500,000	597,485
Series B, 5.00%, 2/1/2022	100,000	109,406
Series D, 5.00%, 2/1/2020	50,000	51,078
Series D, 5.00%, 2/1/2022	330,000	361,040
Series D, 5.00%, 2/1/2023	250,000	282,210
Series D, 5.00%, 2/1/2024	210,000	244,005
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	786,247
Series B, 5.00%, 6/1/2026	200,000	241,098
Series B, 5.00%, 6/1/2028	3,495,000	4,182,432
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2029	490,000	515,960
Series A, 3.00%, 8/1/2032	210,000	216,806
Series A, 4.00%, 8/1/2034	820,000	939,056
Series A, 4.00%, 8/1/2035	260,000	296,577
Series A, 5.00%, 8/1/2025	100,000	120,797
Series A, 5.00%, 8/1/2029	150,000	187,725
Series B, 5.00%, 8/1/2022	485,000	539,325
Series B, 5.00%, 8/1/2024	740,000	871,454
Series C, 4.00%, 8/1/2025	415,000	466,261
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2019	100,000	100,218
5.00%, 8/1/2025	175,000	212,076
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	303,410
5.00%, 10/1/2027	515,000	624,680
5.00%, 11/1/2040	2,500,000	2,954,275
5.00%, 11/1/2045	160,000	189,806
Series B, 5.00%, 11/1/2023	20,000	21,683
		77,829,060
WASHINGTON — 4.8%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation 5.00%, 12/1/2029	150,000	188,105
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S1, 5.00%, 11/1/2025	185,000	224,862
Series S1, 5.00%, 11/1/2035	335,000	401,447
Series S-1, 5.00%, 11/1/2025	160,000	194,475
Series S-1, 5.00%, 11/1/2027	85,000	102,558
Series S-1, 5.00%, 11/1/2030	385,000	459,124
Series S-1, 5.00%, 11/1/2035	105,000	123,644
Security Description	Principal Amount	Value
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue Series S-1, 5.00%, 11/1/2036	$ 2,825,000	$ 3,309,261
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2025	180,000	216,637
5.00%, 7/1/2026	535,000	640,513
5.00%, 7/1/2028	145,000	184,994
Series A, 5.00%, 7/1/2022	130,000	144,105
Series A, 5.00%, 7/1/2025	205,000	246,726
Series A, 5.00%, 7/1/2026	930,000	996,560
Series A, 5.00%, 7/1/2027	3,290,000	3,624,484
Series A, 5.00%, 7/1/2028	1,460,000	1,670,993
Series A, 5.00%, 7/1/2033	545,000	665,963
Series A, 5.00%, 7/1/2036	1,370,000	1,721,268
Series A, 5.00%, 7/1/2038	175,000	202,682
Series C, 5.00%, 7/1/2025	605,000	709,617
Series C, 5.00%, 7/1/2027	125,000	145,834
Series C, 5.00%, 7/1/2030	290,000	366,395
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	216,637
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	556,707
Energy Northwest, WA, Electricity Revenue Series A, 5.00%, 7/1/2021	360,000	386,546
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
4.00%, 12/1/2019	100,000	101,131
5.00%, 12/1/2035	3,000,000	3,681,150
5.00%, 12/1/2036	3,000,000	3,663,420
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	490,370
4.00%, 12/1/2035	1,300,000	1,435,551
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	161,615
5.00%, 12/1/2029	300,000	368,190
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	817,199
5.00%, 12/1/2028	100,000	123,076
5.00%, 12/1/2031	100,000	123,856
5.00%, 12/1/2032	300,000	370,389
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	127,690
4.00%, 12/1/2030	2,500,000	2,830,275

131

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 12/1/2019	$ 200,000	$ 203,084
5.00%, 12/1/2022	1,040,000	1,167,712
5.00%, 12/1/2030	2,665,000	3,280,748
5.00%, 12/1/2031	2,035,000	2,493,730
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	202,127
5.00%, 7/1/2027	160,000	188,763
5.00%, 7/1/2029	560,000	659,058
5.00%, 7/1/2031	225,000	262,573
Series E, 5.00%, 12/1/2028	225,000	271,046
Series E, 5.00%, 12/1/2029	305,000	366,714
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	1,785,000	2,046,181
5.00%, 7/1/2042	200,000	237,306
Series A, 4.00%, 7/1/2035	1,765,000	1,930,045
Series B, 5.00%, 7/1/2027	125,000	145,965
Series B, 5.00%, 7/1/2039	3,525,000	3,936,861
Series B, 5.00%, 7/1/2041	100,000	117,218
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	145,147
5.00%, 12/1/2034	100,000	115,554
5.00%, 12/1/2039	180,000	209,291
5.25%, 12/1/2038	500,000	586,435
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	609,370
5.00%, 12/1/2031 (c)	4,750,000	6,059,147
5.00%, 12/1/2032 (c)	5,250,000	6,661,830
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	222,730
4.00%, 4/1/2041	200,000	216,002
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	117,084
5.00%, 1/1/2038	2,040,000	2,433,659
Series A, 5.00%, 6/1/2020	135,000	139,585
Series A, 5.00%, 6/1/2023	100,000	114,012
Series A, 5.00%, 6/1/2024	225,000	263,896
Series A, 5.00%, 6/1/2025	1,760,000	2,118,336
Series A, 5.00%, 6/1/2026	7,170,000	8,611,672
Seattle, WA, Municipal Light & Power Revenue Series B, 4.00%, 5/1/2045	175,000	186,228
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	116,912
5.00%, 8/1/2030	200,000	245,630
Security Description	Principal Amount	Value
Snohomish County, School District No. 201 Snohomish, General Obligation 5.00%, 12/1/2027	$ 2,500,000	$ 3,017,125
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	215,000	248,428
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	357,590
Series A, 5.00%, 12/1/2032	360,000	434,588
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	328,182
Series B, 5.00%, 6/1/2027	120,000	143,004
Series B, 5.00%, 6/1/2037	3,090,000	3,590,982
Washington, State 5.00%, 7/1/2020	105,000	108,826
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	114,616
5.00%, 8/1/2033	255,000	310,978
Series 201, 5.00%, 8/1/2040	3,080,000	3,558,694
Series 2016A, 5.00%, 7/1/2021	165,000	177,099
Series 2016A, 5.00%, 7/1/2024	165,000	194,233
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,169,611
Series A, 5.00%, 8/1/2019	125,000	125,373
Series A, 5.00%, 8/1/2027	225,000	269,669
Series A, 5.00%, 8/1/2031	330,000	397,462
Series A, 5.00%, 8/1/2034	300,000	357,786
Series A, 5.00%, 8/1/2035	1,245,000	1,489,399
Series A, 5.00%, 8/1/2037	310,000	372,673
Series A, 5.00%, 8/1/2041	1,645,000	1,955,872
Series A, 5.00%, 8/1/2043	3,700,000	4,456,724
Series A-1, 5.00%, 8/1/2024	370,000	436,522
Series A-1, 5.00%, 8/1/2033	120,000	140,893
Series A-1, 5.00%, 8/1/2034	300,000	351,057
Series A-1, 5.00%, 8/1/2036	550,000	640,530
Series A-1, 5.00%, 8/1/2040	300,000	346,626
Series B, 5.00%, 7/1/2024	355,000	417,896
Series B, 5.00%, 2/1/2028	600,000	709,452
Series B, 5.00%, 2/1/2029	135,000	158,857
Series B, 5.00%, 7/1/2029	530,000	636,307
Series B, 5.00%, 7/1/2031	355,000	422,056
Series B, 5.00%, 7/1/2033	285,000	336,759
Series B, 5.00%, 2/1/2037	500,000	575,225
Series C, 5.00%, 2/1/2022	10,760,000	11,769,180
Series C, 5.00%, 2/1/2023	100,000	112,884
Series C, 5.00%, 2/1/2032	105,000	124,799
Series C, 5.00%, 2/1/2035	450,000	520,029
Series C, 5.00%, 2/1/2039	3,000,000	3,501,480
Series D, 5.00%, 2/1/2021	325,000	343,905
Series D, 5.00%, 2/1/2025	250,000	289,870

132

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series D, 5.00%, 2/1/2027	$ 185,000	$ 213,657
Series D, 5.00%, 2/1/2029	250,000	301,325
Series D, 5.00%, 2/1/2037	100,000	117,223
Series R, 5.00%, 7/1/2026	120,000	142,193
Series R-2015, 4.00%, 7/1/2026	450,000	504,792
Series R-2015-C, 5.00%, 7/1/2021	100,000	107,333
Series R-2015-C, 5.00%, 7/1/2031	4,740,000	5,520,725
Series R-2015-D, 5.00%, 7/1/2027	335,000	395,802
Series R-2015E, 5.00%, 7/1/2021	125,000	134,166
Series R-2015E, 5.00%, 7/1/2024	175,000	206,005
Series R-2015E, 5.00%, 7/1/2025	315,000	373,981
Series R-2015E, 5.00%, 7/1/2026	65,000	77,021
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,905,815
Series R-2017A, 4.00%, 8/1/2019	110,000	110,240
Series R-2017A, 5.00%, 8/1/2022	255,000	283,481
Series R-2017A, 5.00%, 8/1/2023	100,000	114,616
Series R-2017A, 5.00%, 8/1/2027	500,000	614,960
Series R-2017C, 5.00%, 8/1/2022	460,000	511,377
Series R-2017C, 5.00%, 8/1/2024	350,000	412,926
Series R-2017C, 5.00%, 8/1/2025	135,000	162,900
Series R-2018D, 5.00%, 8/1/2029	290,000	360,705
Series R-H, 5.00%, 7/1/2026	110,000	130,343
Series R-H, 5.00%, 7/1/2030	2,165,000	2,530,582
		140,921,109
WEST VIRGINIA — 0.2%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,407,940
West Virginia, State General Obligation:
Series A, 5.00%, 11/1/2022	680,000	761,797
Series A, 5.00%, 6/1/2024	140,000	164,056
Series A, 5.00%, 6/1/2025	230,000	276,248
Series A, 5.00%, 6/1/2026	130,000	159,671
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	832,493
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	527,013
Security Description	Principal Amount	Value
Series B-GROUP 2, 5.00%, 6/1/2040	$ 750,000	$ 910,590
		6,039,808
WISCONSIN — 1.6%
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	122,261
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	214,182
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	145,863
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,116,700
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	362,607
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	7,000,000	8,736,195
Series B, 5.00%, 5/1/2031	105,000	126,034
Series B, 5.00%, 5/1/2032	550,000	658,086
Series B, 5.00%, 5/1/2033	115,000	137,018
Series B, 5.00%, 5/1/2034	275,000	326,662
Series B, 5.00%, 5/1/2035	350,000	413,595
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2028	535,000	626,977
5.00%, 6/1/2029	1,610,000	1,886,791
5.00%, 6/1/2030	1,785,000	2,091,877
5.00%, 6/1/2031	1,330,000	1,558,654
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2019	145,000	145,000
Series 1, 5.00%, 7/1/2022	315,000	315,000
Series 1, 5.00%, 7/1/2024	205,000	240,887
Series 1, 5.00%, 7/1/2026	1,270,000	1,565,707
Series 1, 5.00%, 7/1/2031	235,000	260,697
Series A, 5.00%, 7/1/2031	320,000	370,115
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	140,000	168,416
Series A, 5.00%, 6/1/2027	330,000	396,356
Series A, 5.00%, 6/1/2034	965,000	1,139,047
Wisconsin, State General Obligation:
5.00%, 5/1/2024	735,000	860,428
5.00%, 5/1/2025	85,000	102,041
5.00%, 5/1/2027	135,000	161,313
5.00%, 11/1/2028	205,000	254,907
5.00%, 5/1/2029	160,000	189,870
Series 1, 5.00%, 11/1/2022	435,000	487,178
Series 1, 5.00%, 5/1/2024	110,000	125,059
Series 1, 5.00%, 11/1/2025	290,000	347,780
Series 1, 5.00%, 11/1/2027	275,000	328,262
Series 2, 5.00%, 11/1/2022	500,000	559,975

133

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series 2, 5.00%, 11/1/2024	$ 1,145,000	$ 1,358,520
Series 2, 5.00%, 11/1/2026	1,295,000	1,605,049
Series 2, 5.00%, 11/1/2027	1,780,000	2,222,223
Series 3, 5.00%, 11/1/2021	210,000	227,829
Series 3, 5.00%, 11/1/2022	195,000	218,390
Series 3, 5.00%, 11/1/2023	180,000	201,528
Series 3, 5.00%, 11/1/2025	335,000	374,600
Series 3, 5.00%, 11/1/2031	530,000	651,508
Series 4, 5.00%, 5/1/2025	375,000	444,292
Series 4, 5.00%, 5/1/2026	645,000	762,364
Series A, 5.00%, 5/1/2023	190,000	209,638
Series A, 5.00%, 5/1/2026	355,000	414,967
Series A, 5.00%, 5/1/2027	4,045,000	4,659,710
Series A, 5.00%, 5/1/2028	920,000	1,042,268
Series A, 5.00%, 5/1/2035	130,000	151,847
Series B, 4.00%, 5/1/2023	355,000	390,386
Series B, 5.00%, 5/1/2030	2,900,000	3,199,744
Series C, 5.00%, 5/1/2029	300,000	351,801
Series D, 4.00%, 5/1/2029	105,000	116,101
Series D, 5.00%, 5/1/2032	120,000	138,611
Series D, 5.00%, 5/1/2033	1,240,000	1,431,580
		46,714,496
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,799,227,644)		2,912,740,198
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f) (Cost $4,244,002)	4,244,002	4,244,002
TOTAL INVESTMENTS — 99.7% (Cost $2,803,471,646)		2,916,984,200
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		9,383,090
NET ASSETS — 100.0%		$ 2,926,367,290

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.2%
Assured Guaranty Municipal Corp.	0.4%
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
VRN	= Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$2,912,740,198	$—	$2,912,740,198
Short-Term Investment	4,244,002	—	—	4,244,002
TOTAL INVESTMENTS	$4,244,002	$2,912,740,198	$—	$2,916,984,200
134

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,567,027	$1,567,027	$464,138,231	$461,461,256	$—	$—	4,244,002	$4,244,002	$218,455
135	ARTFI

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2020	$ 275,000	$ 286,841
Series A, 5.00%, 9/1/2021	205,000	221,232
Series A, 5.00%, 9/1/2022	3,090,000	3,441,951
Series A, 5.00%, 9/1/2023	3,950,000	4,533,217
Series B, 5.00%, 9/1/2023	5,000,000	5,738,250
Series B, 5.00%, 9/1/2024	3,560,000	4,201,548
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2021	405,000	427,336
Series B, 5.00%, 1/1/2023	250,000	281,320
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2021	320,000	344,384
Series A, 5.00%, 8/1/2022	1,675,000	1,861,009
		21,337,088
ALASKA — 0.2%
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2020	5,100,000	5,318,994
Series C, 5.00%, 9/1/2019	100,000	100,607
		5,419,601
ARIZONA — 3.1%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	269,627
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,673,367
Series B, 5.00%, 7/1/2023	8,000,000	9,143,520
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2020	250,000	259,238
Series A, 5.00%, 7/1/2021	100,000	107,333
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	210,000	236,540
5.00%, 1/1/2024	3,530,000	4,096,953
Series A, 5.00%, 1/1/2023	4,355,000	4,905,385
Series A, 5.00%, 1/1/2024	1,965,000	2,280,599
Arizona, State:
5.00%, 9/1/2020	250,000	260,618
5.00%, 10/1/2021	6,015,000	6,502,215
5.00%, 9/1/2022	185,000	205,585
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2023	7,625,000	8,721,322
Series A, 5.00%, 7/1/2021	205,000	220,033
Arizona, State Transportation Board, Sales Tax Revenue:
Security Description	Principal Amount	Value
5.00%, 7/1/2021	$ 265,000	$ 284,488
5.00%, 7/1/2022	3,195,000	3,542,680
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	110,850
Chandler, AZ, General Obligation 3.00%, 7/1/2019	85,000	85,000
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	16,171,115
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,966,500
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	290,000	311,327
5.00%, 7/1/2022	355,000	393,851
Maricopa County, AZ, Special Health Care District, General Obligation 5.00%, 7/1/2022	250,000	276,425
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	85,000	85,000
Phoenix, AZ, Civic Improvement Corp., Water System Revenue Series B, 5.00%, 7/1/2020	18,550,000	19,235,422
Phoenix, AZ, General Obligation:
4.00%, 7/1/2020	200,000	205,414
4.00%, 7/1/2021	415,000	437,356
4.00%, 7/1/2022	115,000	124,178
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,452,504
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2020	190,000	196,399
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	175,000	181,430
5.00%, 7/1/2023	4,900,000	5,594,232
5.00%, 7/1/2024	6,200,000	7,282,086
Scottsdale, AZ, General Obligation 4.00%, 7/1/2020	11,150,000	11,451,830
		113,270,422
ARKANSAS — 0.1%
Arkansas, State General Obligation:
4.00%, 6/1/2024	3,000,000	3,370,380
4.25%, 6/1/2023	1,305,000	1,449,059

136

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 10/1/2020	$ 125,000	$ 130,732
		4,950,171
CALIFORNIA — 18.2%
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	108,467
Beverly Hills, CA, Unified School District, General Obligation 3.00%, 8/1/2021	3,000,000	3,117,120
California Educational Facilities Authority Revenue Series U-5, 5.00%, 5/1/2021	350,000	374,997
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2019	160,000	161,549
5.00%, 10/1/2021	12,430,000	13,506,189
California Infrastructure & Economic Development Bank Revenue 5.00%, 10/1/2022	155,000	174,203
California Municipal Finance Authority Revenue:
5.00%, 10/1/2020	320,000	335,616
5.00%, 10/1/2022	245,000	274,937
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.25%, 4/1/2045 (a)	28,000,000	28,463,120
4.00%, 4/1/2020	75,000	76,631
2.10%, 4/1/2045 (a)	15,085,000	15,284,575
California, East Bay Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2023	125,000	138,773
Series B, 5.00%, 6/1/2021	165,000	177,446
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 5.00%, 12/1/2021	1,635,000	1,786,859
Series AW, 5.00%, 12/1/2022	375,000	423,735
Series AX, 5.00%, 12/1/2022	3,000,000	3,389,880
California, State Department of Water Resources Power Supply Revenue Series O, 5.00%, 5/1/2021	3,640,000	3,899,969
California, State General Obligation:
4.00%, 9/1/2021	150,000	159,051
4.00%, 11/1/2023	3,655,000	4,081,246
4.00%, 4/1/2024	10,000,000	11,255,000
5.00%, 8/1/2019	250,000	250,773
5.00%, 9/1/2019	200,000	201,256
5.00%, 3/1/2020	175,000	179,452
5.00%, 8/1/2020	45,580,000	47,463,822
Security Description	Principal Amount	Value
5.00%, 9/1/2020	$ 100,000	$ 104,449
5.00%, 10/1/2020	10,000,000	10,476,500
5.00%, 8/1/2021	100,000	107,856
5.00%, 8/1/2022	190,000	211,833
5.00%, 9/1/2022	2,355,000	2,632,583
5.00%, 10/1/2022	110,000	123,290
5.00%, 11/1/2022	32,235,000	36,225,048
5.00%, 3/1/2023	4,075,000	4,627,203
5.00%, 8/1/2023	4,125,000	4,743,873
5.00%, 9/1/2023	325,000	374,696
5.00%, 10/1/2023	250,000	288,947
5.00%, 4/1/2024	3,000,000	3,514,290
5.00%, 8/1/2024	19,620,000	23,200,454
5.00%, 9/1/2024	2,500,000	2,962,875
5.00%, 11/1/2024	5,000,000	5,952,250
4.00%, 12/1/2030 (a)	14,115,000	14,795,908
Series B, 5.00%, 9/1/2019	150,000	150,942
Series B, 5.00%, 8/1/2020	570,000	593,558
Series B, 5.00%, 9/1/2020	20,355,000	21,260,593
Series B, 5.00%, 8/1/2021	10,000,000	10,785,600
Series B, 5.00%, 8/1/2022	2,680,000	2,987,959
California, State University Revenue:
Series A, 4.00%, 11/1/2019	160,000	161,550
Series A, 4.00%, 11/1/2020	2,150,000	2,233,570
Series A, 5.00%, 11/1/2020	6,045,000	6,359,582
Series A, 5.00%, 11/1/2021	4,095,000	4,460,479
Series A, 5.00%, 11/1/2022	4,460,000	5,026,108
Series A, 5.00%, 11/1/2023	1,000,000	1,162,340
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	264,943
Contra Costa, CA, Transportation Authority Revenue Series B, 5.00%, 3/1/2025	100,000	102,591
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2021	325,000	346,115
Series B, 5.00%, 3/1/2024	100,000	102,591
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,387,200
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 11/1/2022	2,425,000	2,732,805
East Bay, CA, Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2022	390,000	433,543

137

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 10/1/2019	$ 205,000	$ 206,486
Series A, 5.00%, 10/1/2022	4,300,000	4,831,265
Grossmont-Cuyamaca, CA, Community College District General Obligation:
4.00%, 8/1/2020	100,000	103,161
5.00%, 8/1/2023	3,750,000	4,325,550
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
5.00%, 7/1/2023	3,675,000	4,225,074
Series A, 5.00%, 7/1/2021	400,000	430,688
Series A, 5.00%, 7/1/2023	2,485,000	2,856,955
Series B, 5.00%, 7/1/2022	300,000	334,146
Los Angeles, CA, Community College District, General Obligation Series I, 3.00%, 8/1/2023	250,000	268,490
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	322,953
Series A, 5.00%, 7/1/2023	2,360,000	2,713,245
Series B, 5.00%, 7/1/2023	11,000,000	12,646,480
Series B, 5.00%, 7/1/2024	19,000,000	22,507,780
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	1,720,000	1,978,894
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2021	215,000	231,048
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	5,125,919
Series A, 5.00%, 11/1/2024	7,210,000	8,499,581
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2020	15,420,000	16,005,343
Series A, 5.00%, 7/1/2021	315,000	338,357
Series A, 5.00%, 7/1/2022	25,530,000	28,268,348
Series A, 5.00%, 7/1/2023	20,450,000	23,330,178
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2022	1,570,000	1,743,846
Series D, 5.00%, 6/1/2020	3,660,000	3,791,101
Miracosta, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	120,000	120,283
Security Description	Principal Amount	Value
North Orange, CA, County Community College District, General Obligation Series B, 4.00%, 8/1/2021	$ 7,000,000	$ 7,416,850
Oakland Alameda County, CA, Unified School District, General Obligation 5.00%, 8/1/2020	230,000	239,099
Oakland-Alameda County, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2020	125,000	129,945
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,822,000
5.00%, 2/15/2024	6,300,000	7,386,813
Orange County, FL, Water District 2.00%, 8/15/2023	18,000,000	18,501,480
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	250,000	272,908
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,290,000	2,379,493
Series D, 5.00%, 8/15/2021	2,420,000	2,617,303
Series E, 5.00%, 8/15/2019	125,000	125,580
Series E, 5.00%, 8/15/2020	90,000	93,903
Series E, 5.00%, 8/15/2022	3,860,000	4,318,954
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2021	2,255,000	2,376,522
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,504,900
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2020	1,555,000	1,605,631
Series S1, 5.00%, 5/1/2021	28,285,000	30,125,505
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2019	150,000	150,963
Series A, 5.00%, 9/1/2020	1,060,000	1,108,166
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 5.00%, 5/15/2020	300,000	310,146
Series A, 5.00%, 5/15/2021	3,510,000	3,763,913
San Diego, CA, Unified School District, General Obligation Series H-2, 5.00%, 7/1/2019	100,000	100,000

138

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C, 4.00%, 8/1/2019	$ 285,000	$ 285,673
Series C, 5.00%, 8/1/2020	100,000	104,232
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,314,280
Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,334,800
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2020	295,000	310,352
5.00%, 11/1/2023	3,280,000	3,804,964
San Francisco, CA, Public Utilities Commission Water Revenue:
5.00%, 11/1/2021	100,000	108,804
5.00%, 11/1/2023	2,170,000	2,517,308
San Jose Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2019	275,000	276,768
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	324,084
Series B, 5.00%, 8/1/2022	3,260,000	3,644,061
San Jose Unified School District, General Obligation 5.00%, 8/1/2020	310,000	323,119
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2022	4,690,000	5,213,638
Series A, 5.00%, 6/1/2023	4,385,000	5,035,602
Southern California, Metropolitan Water District Revenue:
Series A, 2.00%, 7/1/2021	500,000	508,965
Series A, 5.00%, 7/1/2021	10,010,000	10,781,170
Series B, 4.00%, 8/1/2023	255,000	283,634
Series B, 5.00%, 8/1/2022	12,150,000	13,544,334
Series E, 5.00%, 7/1/2021	210,000	226,197
Southern California, State Public Power Authority Revenue:
Series 1, 2.00%, 7/1/2036 (a)	150,000	150,465
Series A, 5.00%, 7/1/2022	415,000	446,752
Southwestern Community College District, General Obligation Series A, 4.00%, 8/1/2020	2,550,000	2,629,764
Security Description	Principal Amount	Value
University of California, Revenue:
Series A, 5.00%, 11/1/2020	$ 2,040,000	$ 2,146,162
Series A, 5.00%, 11/1/2021	5,180,000	5,642,315
Series A, 5.00%, 11/1/2023	6,245,000	7,258,814
Series AO, 5.00%, 5/15/2020	4,500,000	4,653,405
Series AO, 5.00%, 5/15/2021	230,000	246,772
Series AT, 1.40%, 5/15/2046 (a)	3,260,000	3,253,350
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,840
Series I, 5.00%, 5/15/2020	8,355,000	8,638,318
Series I, 5.00%, 5/15/2021	385,000	412,924
		657,259,901
COLORADO — 1.1%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	2,024,540
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2023	1,500,000	1,735,155
Series A-3, 5.00%, 11/15/2022	8,700,000	9,764,271
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	107,663
Series B, 5.00%, 8/1/2023	10,825,000	12,416,491
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2023	5,150,000	5,957,932
Series B, 4.00%, 12/1/2020	120,000	124,627
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	6,075,510
Platte River, CO, Power Authority Revenue Series JJ, 5.00%, 6/1/2020	420,000	434,146
University of Colorado, Revenue 5.25%, 6/1/2036	100,000	107,521
		38,747,856
CONNECTICUT — 1.8%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	15,086,418
Series A-4, 2.00%, 7/1/2049 (a)	5,000,000	5,079,000
Series B-1, 5.00%, 7/1/2029 (a)	105,000	108,847

139

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series C-2, 5.00%, 7/1/2057 (a)	$ 32,130,000	$ 36,161,672
Series U-2, 2.00%, 7/1/2033 (a)	6,475,000	6,578,017
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,025,000	3,210,130
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	130,153
		66,354,237
DELAWARE — 0.5%
Delaware, State General Obligation:
5.00%, 3/1/2021	425,000	451,303
5.00%, 3/1/2024	880,000	1,026,643
Series A, 5.00%, 2/1/2022	375,000	410,573
Series B, 5.00%, 7/1/2022	3,615,000	4,010,816
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2020	7,765,000	8,051,917
5.00%, 7/1/2021	2,005,000	2,152,447
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	288,163
		16,391,862
DISTRICT OF COLUMBIA — 1.2%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2020	2,725,000	2,817,024
Series A, 5.00%, 6/1/2021	1,740,000	1,862,322
Series A, 5.00%, 6/1/2023	7,950,000	9,060,694
Series A, 5.00%, 10/15/2023	9,000,000	10,369,440
Series D, 5.00%, 6/1/2020	100,000	103,377
Series D, 5.00%, 6/1/2021	305,000	326,441
Series D, 5.00%, 6/1/2023	2,325,000	2,649,826
Series E, 5.00%, 6/1/2020	275,000	284,287
Washington Metropolitan Area Transit Authority, Revenue Series A-1, 5.00%, 7/1/2020	50,000	51,832
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,338,100
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,599,859
Series B, 5.00%, 10/1/2023 (b)	3,000,000	3,450,960
Series B, 5.00%, 10/1/2024 (b)	2,000,000	2,362,040
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	260,000	278,928
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2022	$ 2,500,000	$ 2,770,475
		42,325,605
FLORIDA — 3.4%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	16,630,000	17,196,251
Series A, 5.00%, 6/1/2023	3,845,000	4,385,338
Series A, 5.00%, 7/1/2023	2,000,000	2,285,880
Series B, 5.00%, 6/1/2020	180,000	186,129
Series B, 5.00%, 6/1/2021	800,000	856,712
Series B, 5.00%, 6/1/2023	5,160,000	5,885,135
Series B, 5.00%, 6/1/2024	7,775,000	9,127,150
Series C, 5.00%, 6/1/2020	150,000	155,107
Series C, 5.00%, 6/1/2021	100,000	107,089
Series D, 5.00%, 6/1/2021	475,000	508,673
Series D, 5.00%, 6/1/2024	8,380,000	9,837,366
Series E, 5.00%, 6/1/2022	125,000	138,347
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2019	210,000	210,000
Series B, 5.00%, 7/1/2019	175,000	175,000
Series B, 5.00%, 7/1/2020	330,000	342,124
Series B, 5.00%, 7/1/2021	1,345,000	1,442,916
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	1,640,000	1,700,254
Series A, 5.00%, 7/1/2022	2,700,000	2,989,602
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 9/1/2019	225,000	226,372
Series A, 5.00%, 8/1/2021	240,000	258,031
Series A, 5.00%, 9/1/2022	13,315,000	14,835,972
Florida, State General Obligation Series A, 5.00%, 7/1/2020	7,175,000	7,438,609
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2020	165,000	171,097
Series B, 5.00%, 7/1/2019	100,000	100,000
Series B, 5.00%, 7/1/2022	150,000	166,369
Florida's Turnpike Enterprise Revenue:
Series B, 5.00%, 7/1/2020	185,000	191,836
Series B, 5.00%, 7/1/2021	125,000	134,178
Gainesville, FL, Utilities System Revenue Series A, 5.00%, 10/1/2022	2,625,000	2,927,925
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	275,000	304,323
5.00%, 7/1/2023	6,855,000	7,814,700

140

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Jacksonville, FL, Special Revenue Series C, 5.00%, 10/1/2019	$ 100,000	$ 100,873
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	285,000	286,280
Series A, 4.00%, 10/1/2020	160,000	165,304
Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2020	200,000	207,390
Series A, 5.00%, 7/1/2021	3,560,000	3,820,628
Series B, 5.00%, 7/1/2020	220,000	228,129
Miami-Dade County, FL, Transit System Revenue:
5.00%, 7/1/2020	180,000	186,741
5.00%, 7/1/2022	200,000	221,390
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	126,123
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	340,000	355,681
5.00%, 10/1/2022	125,000	139,551
Orlando County, FL, Utilities Commission Revenue:
Series A, 3.00%, 10/1/2027 (a)	100,000	102,045
Series A, 5.00%, 10/1/2019	220,000	222,020
Palm Beach County, FL, School Board:
5.00%, 8/1/2020	1,000,000	1,039,230
Series B, 5.00%, 8/1/2021	105,000	112,889
Palm Beach County, School District:
Series A, 5.00%, 8/1/2023	12,045,000	13,764,183
Series B, 5.00%, 8/1/2019	215,000	215,630
Series B, 5.00%, 8/1/2021	100,000	107,513
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	370,920
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,726,290
5.00%, 10/1/2024	1,250,000	1,477,087
South Florida Water Management District:
5.00%, 10/1/2019	160,000	161,448
5.00%, 10/1/2023	4,070,000	4,673,093
		121,908,923
GEORGIA — 2.4%
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	3,525,000	3,836,504
DeKalb County, GA, General Obligation:
4.00%, 10/1/2020	250,000	258,415
Security Description	Principal Amount	Value
5.00%, 12/1/2020	$ 4,220,000	$ 4,439,229
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2023	5,000,000	5,647,950
Series A-1, 5.00%, 2/1/2021	225,000	238,163
Series A-1, 5.00%, 2/1/2022	11,635,000	12,735,554
Series A-1, 5.00%, 2/1/2023	500,000	564,796
Series C, 5.00%, 7/1/2020	325,000	337,041
Series C, 5.00%, 7/1/2022	11,700,000	12,980,448
Series C-1, 5.00%, 1/1/2023	4,000,000	4,506,960
Series C-1, 5.00%, 7/1/2023	10,000,000	11,437,800
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2022	8,515,000	9,318,220
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,955,500
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2021	4,890,000	5,291,762
		87,548,342
HAWAII — 1.2%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2019	250,000	252,312
Series A, 5.00%, 10/1/2022	2,285,000	2,554,104
Series D, 5.00%, 9/1/2022	4,710,000	5,246,469
Hawaii, State General Obligation:
5.00%, 1/1/2024	1,200,000	1,390,452
Series EH, 5.00%, 8/1/2019	150,000	150,452
Series EH-2017, 5.00%, 8/1/2021	135,000	145,287
Series EL, 4.00%, 8/1/2020	125,000	128,704
Series EY, 5.00%, 10/1/2020	5,540,000	5,797,610
Series EY, 5.00%, 10/1/2021	140,000	151,502
Series EY, 5.00%, 10/1/2023	7,000,000	8,062,320
Series EZ, 5.00%, 10/1/2019	240,000	242,220
Series EZ, 5.00%, 10/1/2020	6,000,000	6,279,000
Series EZ, 5.00%, 10/1/2022	150,000	167,564
Series FB, 5.00%, 4/1/2021	1,075,000	1,144,821
Series FB, 5.00%, 4/1/2022	110,000	120,965
Series FE, 5.00%, 10/1/2022	120,000	134,051
Series FG, 5.00%, 10/1/2022	2,260,000	2,524,623
Series FH, 3.00%, 10/1/2021	3,500,000	3,633,000
Series FK, 4.00%, 5/1/2022	3,250,000	3,493,490
		41,618,946
ILLINOIS — 1.1%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	7,385,000	8,011,839

141

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Greater Chicago, Metropolitan Water Reclamation District Revenue Series D, 5.00%, 12/1/2021	$ 500,000	$ 541,075
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2021	245,000	258,210
5.00%, 1/1/2022	395,000	430,068
5.00%, 1/1/2024	7,995,000	9,226,070
Series A, 5.00%, 10/1/2020	380,000	397,089
Series A, 5.00%, 10/1/2023	5,020,000	5,748,251
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	10,153,355
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	194,571
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	250,000	253,655
Series A, 5.00%, 1/1/2024	2,000,000	2,291,060
Series D, 5.00%, 1/1/2020	165,000	167,899
McHenry County, IL, Conservation District, General Obligation:
5.00%, 2/1/2021	125,000	132,069
5.00%, 2/1/2023	250,000	279,973
		38,085,184
INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	397,054
Indiana, State Finance Authority Revenue:
Series A, 5.00%, 12/1/2022	125,000	140,083
Series B, 5.00%, 2/1/2020	250,000	255,390
Series B, 5.00%, 2/1/2021	3,070,000	3,249,595
Indiana, University Revenue Series A, 5.00%, 6/1/2023	6,625,000	7,556,011
		11,598,133
IOWA — 0.5%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2022	4,455,000	4,956,856
Iowa, State Revenue:
5.00%, 6/15/2022	210,000	232,392
5.00%, 6/15/2023	2,255,000	2,569,257
Series A, 5.00%, 6/1/2023	9,025,000	10,278,482
		18,036,987
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2021	345,000	372,241
Series A, 5.00%, 9/1/2023	7,500,000	8,594,250
Security Description	Principal Amount	Value
Johnson County, Unified School District No. 233, General Obligation 5.00%, 9/1/2021	$ 1,620,000	$ 1,747,915
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2023	2,400,000	2,757,504
Series A, 5.00%, 9/1/2021	3,295,000	3,555,898
Series B, 5.00%, 9/1/2019	220,000	221,336
		17,249,144
KENTUCKY — 0.0% (c)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	113,042
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	250,000	257,880
University of Kentucky, Revenue Series D, 5.25%, 10/1/2020	245,000	256,804
		627,726
LOUISIANA — 0.2%
Louisiana, State General Obligation:
Series B, 5.00%, 10/1/2021	7,000,000	7,558,880
Series B, 5.00%, 8/1/2022	160,000	177,358
Series C, 5.00%, 8/1/2020	280,000	291,077
Series C, 5.00%, 8/1/2023	125,000	142,628
		8,169,943
MAINE — 0.2%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2020	1,455,000	1,504,135
Series B, 5.00%, 6/1/2022	175,000	193,527
Series B, 5.00%, 6/1/2023	50,000	57,006
Series D, 5.00%, 6/1/2023	4,250,000	4,845,510
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	276,893
		6,877,071
MARYLAND — 6.1%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,537,646
Baltimore County, MD, General Obligation:
5.00%, 8/1/2019	100,000	100,300
5.00%, 3/1/2024	8,310,000	9,609,102
Series B, 5.00%, 10/15/2022	555,000	620,534
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,587,150

142

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Maryland, State Department of Transportation:
5.00%, 12/15/2020	$ 13,925,000	$ 14,672,355
5.00%, 5/1/2023	135,000	153,591
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	4,000,000	4,231,640
5.00%, 12/1/2019	115,000	116,763
5.00%, 6/1/2020	155,000	160,250
5.00%, 9/1/2020	100,000	104,306
5.00%, 2/1/2021	1,625,000	1,720,062
5.00%, 5/1/2022	9,705,000	10,706,653
5.00%, 9/1/2022	15,010,000	16,734,499
5.00%, 5/1/2023	8,105,000	9,221,140
5.00%, 6/1/2023	2,410,000	2,748,677
5.00%, 11/1/2023	5,005,000	5,778,523
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	166,811
5.00%, 6/1/2022	14,200,000	15,703,354
5.00%, 3/1/2023	100,000	106,137
5.00%, 6/1/2023	13,535,000	15,425,975
5.00%, 3/1/2024	100,000	106,137
5.00%, 3/15/2024	10,000,000	11,659,400
Series A, 5.00%, 3/1/2020	100,000	102,456
Series A, 5.00%, 8/1/2020	135,000	140,385
Series A, 5.00%, 8/1/2021	1,535,000	1,651,967
Series A, 5.00%, 3/1/2022	5,075,000	5,567,326
Series A, 5.00%, 3/15/2022	200,000	219,678
Series A, 5.00%, 8/1/2022	5,015,000	5,575,125
Series A, 5.00%, 3/1/2023	1,420,000	1,606,418
Series A, 5.00%, 3/15/2023	300,000	339,777
Series A, 5.00%, 8/1/2023	1,200,000	1,374,360
Series B, 4.50%, 8/1/2021	185,000	197,204
Series B, 5.00%, 8/1/2022	10,000,000	11,116,900
Series C, 5.00%, 8/1/2020	100,000	103,989
Series C, 5.00%, 8/1/2022	1,690,000	1,878,756
Series C, 5.00%, 8/1/2023	250,000	286,325
Series E -REF, 5.00%, 8/1/2019	115,000	115,343
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	275,288
5.00%, 5/1/2023	1,500,000	1,698,750
Montgomery County, MD, General Obligation:
5.00%, 11/1/2021	500,000	542,570
Series A, 5.00%, 11/1/2020	365,000	383,049
Series A, 5.00%, 11/1/2023	15,765,000	18,187,135
Series B, 5.00%, 11/1/2021	125,000	135,643
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/15/2020	255,000	266,312
Series A, 5.00%, 7/15/2023	10,020,000	11,460,976
Series A, 5.00%, 9/15/2023	5,000,000	5,746,900
Series A, 5.00%, 7/15/2024	14,860,000	17,487,099
Security Description	Principal Amount	Value
Series B, 4.00%, 7/15/2020	$ 40,000	$ 41,120
Series B, 4.00%, 7/15/2022	105,000	113,516
Washington, MD, Suburban Sanitary Commission, General Obligation:
4.00%, 6/1/2020	210,000	215,210
5.00%, 6/1/2020	300,000	310,161
5.00%, 6/1/2021	200,000	214,098
5.00%, 6/1/2023	3,000,000	3,420,360
		218,745,201
MASSACHUSETTS — 4.6%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2020	150,000	153,846
Series A, 5.00%, 4/1/2022	1,685,000	1,860,189
Series A, 5.00%, 5/1/2023	3,000,000	3,428,850
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	1,390,000	1,477,848
Series B, 5.00%, 7/1/2024	2,000,000	2,349,060
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	3,985,862
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 2/1/2021	7,750,000	8,207,095
5.00%, 8/1/2022	13,995,000	15,567,058
Series 2017, 5.00%, 8/1/2021	100,000	107,749
Series 2017, 5.00%, 8/1/2022	1,545,000	1,720,049
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2022	150,000	160,770
5.00%, 6/15/2024	3,500,000	3,991,120
Series A, 5.00%, 6/15/2020	140,000	144,929
Series A, 5.00%, 6/15/2021	6,000,000	6,214,140
Series A, 5.00%, 6/15/2022	9,675,000	10,369,665
Massachusetts, State General Obligation:
5.00%, 7/1/2023	2,000,000	2,287,560
Series A, 5.00%, 3/1/2021	10,135,000	10,756,985
Series A, 5.00%, 7/1/2022	2,875,000	3,189,640
Series A, 5.00%, 1/1/2024	3,675,000	4,261,751
Series B, 5.00%, 8/1/2019	135,000	135,405
Series B, 5.00%, 7/1/2023	2,250,000	2,573,505
Series C, 5.00%, 8/1/2020	150,000	156,017
Series C, 5.00%, 7/1/2022	250,000	277,360
Series C, 5.00%, 8/1/2022	210,000	233,589
Series C, 5.00%, 10/1/2022	7,930,000	8,866,612
Series C, 5.00%, 2/1/2023	6,725,000	7,596,493
Series D-1-R, 1.05%, 8/1/2043 (a)	185,000	184,306
Series D-2-R, 1.70%, 8/1/2043 (a)	13,400,000	13,476,380

143

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series E, 4.00%, 9/1/2021	$ 200,000	$ 211,362
Series E, 5.00%, 11/1/2019	200,000	202,462
Series E, 5.00%, 11/1/2022	9,690,000	10,862,393
Series E, 5.00%, 11/1/2023	1,410,000	1,628,564
Series E, 5.00%, 9/1/2028	7,805,000	8,704,916
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2020	175,000	180,943
5.00%, 6/1/2021	2,290,000	2,453,231
5.00%, 6/1/2024	2,865,000	3,361,762
Series A, 5.00%, 6/1/2023	5,780,000	6,594,633
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	125,000	125,378
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2022	8,430,000	9,123,115
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	298,113
University of Massachusetts, Building Authority Revenue:
5.00%, 11/1/2019	150,000	151,832
Series 2, 5.00%, 11/1/2021	6,055,000	6,573,490
Series 2, 5.00%, 11/1/2022	1,735,000	1,944,918
		166,150,945
MICHIGAN — 0.9%
Michigan, State Building Authority Revenue:
Series I, 5.00%, 4/15/2020	3,215,000	3,307,431
Series I-A, 5.00%, 10/15/2022	200,000	223,342
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2019	245,000	247,249
5.00%, 10/1/2021	2,575,000	2,788,365
5.00%, 10/1/2023	3,500,000	4,032,700
Series I, 5.00%, 4/15/2022	50,000	55,009
Series I, 5.00%, 4/15/2023	1,500,000	1,700,130
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2019	120,000	121,855
Series A, 5.00%, 12/1/2020	2,890,000	3,041,812
Series A, 5.00%, 12/1/2021	3,000,000	3,268,110
Michigan, State Trunk Line Revenue 5.00%, 11/15/2020	150,000	157,548
University of Michigan, Revenue:
5.00%, 4/1/2020	1,345,000	1,382,162
Series A, 5.00%, 4/1/2020	1,735,000	1,782,938
Series A, 5.00%, 4/1/2022	1,420,000	1,563,576
Series A, 5.00%, 4/1/2023	3,745,000	4,254,545
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2024	$ 3,250,000	$ 3,802,240
		31,729,012
MINNESOTA — 1.5%
Minneapolis, MN, Special School District No. 1 Series D, 5.00%, 2/1/2020	110,000	112,359
Minnesota, State 911 Services Revenue 5.00%, 6/1/2021	210,000	224,639
Minnesota, State General Fund Revenue Series A, 5.00%, 6/1/2020	155,000	160,191
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2020	1,020,000	1,060,912
Series A, 5.00%, 8/1/2021	300,000	322,989
Series A, 5.00%, 10/1/2021	100,000	108,263
Series A, 5.00%, 8/1/2022	13,070,000	14,538,153
Series A, 5.00%, 8/1/2023	350,000	401,457
Series E, 2.50%, 8/1/2020	125,000	126,671
Series E, 3.00%, 8/1/2021	125,000	129,461
Series E, 5.00%, 10/1/2023	3,685,000	4,247,515
Minnesota, State Public Facilities Authority Series A, 5.00%, 3/1/2022	5,140,000	5,635,805
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2020	240,000	245,215
Series A, 5.00%, 2/1/2021	5,000,000	5,292,500
Series A, 5.00%, 2/1/2022	3,000,000	3,282,180
Series A, 5.00%, 2/1/2024	5,000,000	5,802,400
Shakopee, MN, Independent School District No. 720, General Obligation Series A, 5.00%, 2/1/2021	4,835,000	5,100,635
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,201,547
		55,992,892
MISSISSIPPI — 0.0% (c)
Mississippi, State General Obligation:
Series C, 5.00%, 10/1/2019	70,000	70,640
Series C, 5.00%, 10/1/2020	265,000	277,087
		347,727
MISSOURI — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2020	140,000	146,457

144

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	$ 175,000	$ 190,775
Missouri, State Highways & Transportation Commission Revenue Series B, 5.00%, 5/1/2023	6,000,000	6,828,660
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	100,299
5.00%, 8/1/2020	6,930,000	7,207,200
5.00%, 8/1/2021	225,000	242,048
University of Missouri, Revenue Series A, 5.00%, 11/1/2021	245,000	265,859
		14,981,298
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue:
5.00%, 12/1/2021	200,000	217,326
5.00%, 12/1/2022	200,000	224,346
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	6,283,970
Series A, 4.00%, 7/15/2024	1,125,000	1,269,889
		7,995,531
NEVADA — 0.2%
Clark County, NV, General Obligation:
5.00%, 11/1/2019	300,000	303,672
5.00%, 6/1/2020	330,000	341,144
5.00%, 11/1/2020	380,000	398,635
5.00%, 11/1/2021	415,000	450,333
5.00%, 6/1/2022	120,000	132,559
Series A, 5.00%, 11/1/2023	260,000	299,710
Clark County, NV, Revenue:
5.00%, 7/1/2020	280,000	290,231
5.00%, 7/1/2021	270,000	289,632
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 4.00%, 6/1/2020	170,000	174,202
Series A, 5.00%, 6/1/2020	125,000	129,221
Series A, 5.00%, 6/1/2021	3,525,000	3,772,808
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	115,000	118,102
		6,700,249
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	1,505,000	1,673,500
5.00%, 10/15/2020	205,000	215,043
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2020	105,000	108,975
Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2019	$ 80,000	$ 80,000
Series B, 5.00%, 7/1/2022	5,095,000	5,662,124
Series B, 5.00%, 7/1/2023	1,630,000	1,868,469
Series B, 5.00%, 7/1/2024	4,305,000	5,081,450
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2020	190,000	195,898
Series J, 5.00%, 5/1/2021	145,000	154,863
		15,040,322
NEW MEXICO — 0.7%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A, 5.00%, 7/1/2020	95,000	98,481
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,696,800
Series D, 5.00%, 6/1/2022	250,000	276,165
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	100,000	109,701
Series B, 5.00%, 3/1/2022	6,750,000	7,404,817
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2021	1,405,000	1,508,029
Series A, 5.00%, 7/1/2021	1,585,000	1,690,228
Series A, 5.00%, 7/1/2022	8,295,000	9,175,301
Series B, 4.00%, 7/1/2021	135,000	142,245
Series B, 4.00%, 7/1/2022	335,000	361,328
Series B, 4.00%, 7/1/2023	130,000	143,269
		26,606,364
NEW YORK — 14.5%
Erie County, NY, Industrial Development Agency School Facility Revenue 5.00%, 5/1/2021	3,275,000	3,500,844
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2021	215,000	234,344
Series A, 5.00%, 11/15/2022	6,095,000	6,870,772
Monroe County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2023	3,850,000	4,394,120
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2019	150,000	151,629
5.00%, 10/15/2021	155,000	168,280
Series 180, 5.00%, 6/1/2021	125,000	134,009
New York City Water & Sewer System Revenue:
4.00%, 6/15/2021	100,000	105,467
Series A, 5.00%, 6/15/2023	140,000	160,558

145

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series CC, 5.00%, 6/15/2023	$ 880,000	$ 961,462
Series DD2, 5.00%, 6/15/2024	12,000,000	13,511,160
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-1, 5.00%, 7/15/2022	160,000	178,480
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S, 5.00%, 7/15/2020	85,000	88,387
Series S, 5.00%, 7/15/2022	40,000	44,620
Series S-1, 5.00%, 7/15/2020	265,000	275,409
Series S-1, 5.00%, 7/15/2021	400,000	431,240
Series S-1, 5.00%, 7/15/2022	200,000	222,418
Series S-2, 5.00%, 7/15/2020	1,500,000	1,558,980
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2020	150,000	157,418
5.00%, 11/1/2022	15,000,000	16,840,950
5.00%, 8/1/2023	4,300,000	4,939,582
Series A-1, 5.00%, 8/1/2022	100,000	111,394
Series A-1, 5.00%, 8/1/2023	6,120,000	7,030,289
Series A-1, 5.00%, 8/1/2024	1,000,000	1,179,790
Series C, 5.00%, 11/1/2020	8,570,000	8,993,786
Series C, 5.00%, 11/1/2021	5,025,000	5,460,115
Series C, 5.00%, 11/1/2022	3,695,000	4,148,488
Series C, 5.00%, 11/1/2023	4,560,000	5,277,288
Series C-1, 5.00%, 5/1/2020	105,000	108,251
Series C-1, 5.00%, 11/1/2021	7,000,000	7,606,130
Series C-1, 5.00%, 5/1/2023	16,000,000	18,241,920
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,398
Series A, 5.00%, 8/1/2020	90,000	93,650
Series A, 5.00%, 8/1/2022	22,130,000	24,601,699
Series A, 5.00%, 8/1/2023	21,715,000	24,879,527
Series C, 3.00%, 8/1/2019	150,000	150,216
Series C, 5.00%, 8/1/2020	135,000	140,474
Series C, 5.00%, 8/1/2021	1,500,000	1,613,970
Series C, 5.00%, 8/1/2022	15,360,000	17,075,557
Series C, 5.00%, 8/1/2023	3,040,000	3,483,019
Series E, 5.00%, 8/1/2020	275,000	286,151
Series E, 5.00%, 8/1/2021	11,180,000	12,029,456
Series E, 5.00%, 8/1/2022	150,000	166,754
Series E, 5.00%, 8/1/2023	5,000,000	5,728,650
Series E, 5.00%, 8/1/2024	10,000,000	11,787,200
Series G, 5.00%, 8/1/2020	120,000	124,866
Series I, 5.00%, 8/1/2020	8,115,000	8,444,063
Series I, 5.00%, 3/1/2021	3,720,000	3,949,598
Series J, 5.00%, 8/1/2020	135,000	140,474
Series J, 5.00%, 8/1/2021	225,000	242,096
Series J, 5.00%, 8/1/2023	4,705,000	5,390,660
Security Description	Principal Amount	Value
New York, NY, Local Gov't Assistance Corp., Revenue Series A, 5.00%, 4/1/2021	$ 7,495,000	$ 7,995,291
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2023	100,000	111,551
Series A, 5.00%, 10/15/2022	700,000	787,717
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	197,449
New York, State Dormitory Authority Revenue:
5.00%, 10/1/2020	100,000	104,688
5.00%, 10/1/2023	4,585,000	5,278,756
Series A, 5.00%, 7/1/2020	170,000	176,540
Series A, 5.00%, 10/1/2020	2,290,000	2,397,355
Series A, 5.00%, 7/1/2022	1,220,000	1,358,860
Series A, 5.00%, 10/1/2023	4,200,000	4,835,502
Series A, 5.00%, 10/1/2024	1,025,000	1,214,635
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A, 4.00%, 7/1/2020	3,765,000	3,872,604
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021 (d)	215,000	233,165
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2021	4,865,000	5,158,116
Series A, 5.00%, 2/15/2022	19,320,000	21,169,310
Series A, 5.00%, 3/15/2022	330,000	362,564
Series A, 5.00%, 3/15/2023	4,930,000	5,589,683
Series A, 5.00%, 2/15/2024	9,500,000	11,046,315
Series A, 5.00%, 3/15/2024	5,000,000	5,827,500
Series B, 5.00%, 3/15/2021	100,000	106,332
Series B, 5.00%, 2/15/2022	3,600,000	3,944,592
Series B, 5.00%, 2/15/2023	1,500,000	1,696,440
Series C, 5.00%, 6/15/2020	6,125,000	6,342,989
Series D, 5.00%, 2/15/2021	5,255,000	5,571,614
Series D, 5.00%, 2/15/2022	13,275,000	14,545,683
Series D, 5.00%, 2/15/2023	8,900,000	10,065,544
Series E, 5.00%, 2/15/2022	5,220,000	5,719,658
Series E, 5.00%, 2/15/2023	5,510,000	6,231,590
Series E, 5.00%, 3/15/2024	1,800,000	2,097,900
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2023	23,020,000	26,144,965
Series A, 5.00%, 3/15/2020	100,000	102,628
Series A, 5.00%, 3/15/2021	15,345,000	16,316,645
Series A, 5.00%, 3/15/2022	7,500,000	8,252,775
Series A, 5.00%, 3/15/2023	3,915,000	4,446,462
Series A, 5.00%, 3/15/2024	200,000	233,796

146

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series C, 5.00%, 3/15/2023	$ 255,000	$ 289,616
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,161,569
New York, State Environmental Facilities Corp., Revenue:
5.00%, 3/15/2020	210,000	215,670
5.00%, 6/15/2020	580,000	601,211
5.00%, 6/15/2022	6,220,000	6,913,841
Series A, 5.00%, 6/15/2021	205,000	220,279
Series A, 5.00%, 6/15/2023	3,655,000	4,199,339
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2022	6,475,000	7,113,953
Series A, 5.00%, 3/15/2021	375,000	398,745
Series A, 5.00%, 3/15/2022	23,740,000	26,082,663
Series A, 5.00%, 3/15/2023	5,075,000	5,754,086
Series A, 5.00%, 3/15/2024	5,000,000	5,827,500
Series A-, 5.00%, 3/15/2021	10,140,000	10,782,065
Series A-, 5.00%, 3/15/2023	5,880,000	6,666,803
Series A-, 5.00%, 3/15/2024	13,430,000	15,652,665
Series C, 5.00%, 3/15/2020	100,000	102,628
Series E, 5.00%, 3/15/2023	125,000	141,726
Town of Oyster Bay NY 3.25%, 8/1/2020 (d)	825,000	842,111
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2023	1,000,000	1,072,610
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,020,000	3,197,214
		523,290,566
NORTH CAROLINA — 2.1%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	272,155
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,493,225
Series A, 5.00%, 9/1/2019	200,000	201,226
Series A, 5.00%, 9/1/2022	3,345,000	3,730,411
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,375,087
Mecklenburg County, NC, Revenue:
Series A, 5.00%, 10/1/2020	655,000	685,457
Series A, 5.00%, 10/1/2021	280,000	303,069
Series A, 5.00%, 10/1/2024	2,150,000	2,541,794
North Carolina, Revenue:
Series A, 5.00%, 5/1/2020	135,000	139,145
Series B, 5.00%, 11/1/2020	150,000	157,356
Series B, 5.00%, 6/1/2021	195,000	208,709
Series B, 5.00%, 6/1/2022	115,000	127,175
North Carolina, State General Obligation:
Security Description	Principal Amount	Value
5.00%, 6/1/2022	$ 4,000,000	$ 4,424,680
Series A, 5.00%, 6/1/2020	250,000	258,490
Series A, 5.00%, 6/1/2021	225,000	240,905
Series A, 5.00%, 6/1/2022	6,000,000	6,637,020
Series A, 5.00%, 6/1/2023	19,150,000	21,849,001
North Carolina, State Revenue:
Series C, 5.00%, 5/1/2021	100,000	106,726
Series C, 5.00%, 5/1/2023	8,000,000	9,095,200
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	156,947
5.00%, 10/1/2023	1,250,000	1,440,250
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	104,318
Series A, 5.00%, 12/1/2021	1,665,000	1,811,304
Series A, 5.00%, 12/1/2022	125,000	140,305
Series A, 5.00%, 8/1/2023	5,000,000	5,724,350
		74,224,305
OHIO — 2.5%
Cincinnati, OH, General Obligation 5.00%, 12/1/2019	100,000	101,529
Columbus, OH, General Obligation:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,839,550
Series A, 4.00%, 4/1/2022	1,735,000	1,861,759
Series A, 5.00%, 2/15/2024	3,740,000	4,352,201
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	112,209
Ohio, State General Obligation:
4.00%, 5/1/2022	250,000	262,355
5.00%, 9/1/2020	6,380,000	6,654,723
5.00%, 9/1/2021	200,000	215,746
Series A, 5.00%, 5/1/2020	145,000	149,464
Series A, 5.00%, 3/15/2022	5,535,000	6,074,939
Series A, 5.00%, 9/15/2022	125,000	139,362
Series A, 5.00%, 9/1/2023	325,000	373,126
Series B, 5.00%, 9/15/2019	20,000	20,151
Series B, 5.00%, 8/1/2023	130,000	148,945
Series B, 5.00%, 6/15/2026	4,415,000	4,890,760
Series C, 3.00%, 11/1/2020	8,460,000	8,653,565
Series C, 5.00%, 11/1/2022	6,475,000	7,249,410
Series R, 5.00%, 5/1/2022	9,315,000	10,279,196
Series R, 5.00%, 5/1/2023	1,900,000	2,163,169
Series S, 5.00%, 5/1/2023	105,000	119,544
Series V, 5.00%, 5/1/2023	5,725,000	6,517,970
Ohio, State Infrastructure Project Revenue Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,777,613
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,776,168

147

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Ohio, State Water Development Authority Revenue Series A, 5.00%, 6/1/2020	$ 100,000	$ 103,387
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2022	2,635,000	2,962,346
5.00%, 12/1/2023	300,000	347,484
Series B, 5.00%, 12/1/2020	1,680,000	1,767,763
Series B, 5.00%, 6/1/2022	7,070,000	7,822,814
		88,737,248
OKLAHOMA — 0.2%
Oklahoma, State Capitol Improvement Authority Revenue Series A, 5.00%, 7/1/2022	150,000	166,043
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2020	100,000	101,349
Series D, 4.00%, 1/1/2023	125,000	136,178
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,198,560
5.00%, 4/1/2023	2,500,000	2,836,225
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	177,750
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	234,742
		7,850,847
OREGON — 1.0%
Oregon, State Department of Authority Services Lottery Revenue:
Series C, 5.00%, 4/1/2022	250,000	275,063
Series D, 5.00%, 4/1/2020	85,000	87,368
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2019	140,000	141,932
Series A, 5.00%, 11/15/2021	125,000	135,848
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	8,830,000	9,743,993
Series A, 5.00%, 5/1/2024	11,000,000	12,888,370
Portland, OR, Community College District, General Obligation:
5.00%, 6/15/2020	390,000	403,845
5.00%, 6/15/2022	7,500,000	8,306,625
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2020	100,000	103,405
Series A, 5.00%, 6/1/2021	660,000	706,787
Series A, 5.00%, 6/15/2021	120,000	128,677
Security Description	Principal Amount	Value
Series B, 5.00%, 6/15/2022	$ 4,250,000	$ 4,703,177
Washington County, OR, General Obligation 5.00%, 3/1/2020	125,000	128,079
		37,753,169
PENNSYLVANIA — 2.4%
Pennsylvania, State General Obligation:
5.00%, 9/15/2019	120,000	120,904
5.00%, 9/15/2020	265,000	276,724
5.00%, 3/15/2021	230,000	244,361
5.00%, 7/1/2021	10,400,000	11,159,304
5.00%, 9/15/2021	15,565,000	16,815,492
5.00%, 3/15/2022	1,000,000	1,097,830
5.00%, 8/15/2022	7,070,000	7,866,789
5.00%, 8/15/2023	14,580,000	16,711,158
Series D, 5.00%, 8/15/2019	125,000	125,554
Series D, 5.00%, 8/15/2022	200,000	222,540
Series REF, 5.00%, 7/1/2019	275,000	275,000
Series REF, 5.00%, 1/15/2021	13,470,000	14,229,708
Series REF, 5.00%, 1/15/2023	9,500,000	10,702,605
Series REF, 5.00%, 1/15/2024	5,260,000	6,088,976
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	311,847
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,675,000	1,807,258
		88,056,050
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,219,662
Rhode Island, State General Obligation:
5.00%, 8/1/2021	4,000,000	4,302,200
Series A, 5.00%, 8/1/2019	270,000	270,805
		7,792,667
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	3,495,000	3,834,050
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2021	205,000	217,687
Series A, 5.00%, 3/1/2024	1,610,000	1,872,736
South Carolina, State General Obligation:

148

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2020	$ 150,000	$ 156,956
Series A, 5.00%, 4/1/2024	4,985,000	5,827,016
		11,908,445
TENNESSEE — 0.9%
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2023	3,500,000	3,973,445
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2020	5,005,000	5,188,383
5.00%, 7/1/2022	4,665,000	5,174,091
Series A, 5.00%, 1/1/2021	165,000	174,049
Series A, 5.00%, 7/1/2021	150,000	161,031
Series C, 5.00%, 7/1/2021	145,000	155,663
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	1,200,000	1,365,372
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2020	140,000	145,600
Series A, 5.00%, 8/1/2021	3,735,000	4,020,391
Series A, 5.00%, 8/1/2022	6,430,000	7,152,282
Series A, 5.00%, 2/1/2023	4,970,000	5,612,223
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2019	165,000	167,020
5.00%, 11/1/2020	105,000	110,121
5.00%, 11/1/2021	285,000	309,197
		33,708,868
TEXAS — 13.2%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	145,000	153,641
Alvin, TX, Independent School District, General Obligation Series C, 5.00%, 2/15/2021 (d)	2,400,000	2,543,016
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2021	325,000	352,089
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,980,000	3,107,961
5.00%, 9/1/2021	1,375,000	1,483,254
5.00%, 9/1/2023	5,000,000	5,738,250
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2019 (d)	280,000	280,834
5.00%, 8/1/2024 (d)	5,910,000	6,947,146
Series B, 5.00%, 8/1/2019	110,000	110,328
Series B, 5.00%, 8/1/2022 (d)	4,500,000	5,002,605
Security Description	Principal Amount	Value
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	$ 165,000	$ 179,116
5.00%, 11/15/2023	3,315,000	3,817,919
Series A, 5.00%, 11/15/2020	1,660,000	1,743,764
Series A, 5.00%, 11/15/2023	4,880,000	5,620,345
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2021	4,040,000	4,278,037
5.00%, 2/15/2024	1,325,000	1,534,151
Birdville, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	245,000	268,248
Series A, 5.00%, 2/15/2023 (d)	5,000,000	5,650,750
Series A, 5.00%, 2/15/2024 (d)	3,710,000	4,317,290
Series B, 5.00%, 2/15/2024 (d)	2,590,000	3,013,957
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	99,999
Clear Creek, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2032 (a) (d)	250,000	250,442
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	105,502
5.00%, 8/15/2023	8,955,000	10,232,968
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	260,000	265,962
Series A, 5.00%, 2/15/2024 (d)	3,455,000	4,012,119
Series B-2, 1.40%, 2/15/2040 (a) (d)	200,000	199,954
Series B-3, 4.00%, 2/15/2040 (a) (d)	150,000	150,450
Series C, 5.00%, 2/15/2023 (d)	1,380,000	1,557,523
Series C, 5.00%, 2/15/2024 (d)	2,885,000	3,350,206
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	10,386,810
Series B, 5.00%, 12/1/2021	2,840,000	3,086,739
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2020	3,025,000	3,181,271
Dallas, TX, General Obligation:
5.00%, 2/15/2021	4,475,000	4,738,667
5.00%, 2/15/2022	250,000	273,112

149

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 2/15/2023	$ 1,850,000	$ 2,081,694
5.00%, 2/15/2024	15,100,000	17,439,745
Dallas, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	350,000	377,156
Dallas, TX, Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2023	1,210,000	1,389,298
Denton, TX, Independent School District, General Obligation 0.01%, 8/15/2022 (c) (d)	115,000	109,861
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	281,960
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2022 (d)	4,295,000	4,704,915
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2024	4,740,000	5,490,247
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	135,000	143,045
5.00%, 2/15/2022 (d)	2,560,000	2,802,919
5.00%, 2/15/2023 (d)	2,000,000	2,257,280
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2021	3,640,000	3,854,469
Frisco, TX, General Obligation Series A, 5.00%, 2/15/2023	2,650,000	2,989,889
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,609,926
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2019	100,000	101,214
5.00%, 11/1/2021	105,000	113,940
Series A, 5.00%, 8/15/2020	100,000	104,074
Series B, 5.00%, 11/1/2020	5,210,000	5,461,956
Series B, 5.00%, 11/1/2023	1,475,000	1,702,297
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	2,700,000	3,010,662
Houston, TX, Combined Utility System Revenue Series D, 5.00%, 11/15/2020	200,000	210,092
Houston, TX, General Obligation Series A, 5.00%, 3/1/2021	9,125,000	9,677,245
Security Description	Principal Amount	Value
Houston, TX, Independent School District Public Facility Corp. 5.00%, 9/15/2020	$ 2,870,000	$ 2,997,313
Houston, TX, Independent School District, General Obligation:
2.25%, 6/1/2039 (a) (d)	6,320,000	6,440,775
5.00%, 2/15/2020 (d)	210,000	214,815
5.00%, 2/15/2021 (d)	400,000	423,836
5.00%, 2/15/2022 (d)	10,995,000	12,044,363
5.00%, 2/15/2023 (d)	10,735,000	12,124,109
5.00%, 2/15/2024 (d)	4,165,000	4,840,688
Series A, 5.00%, 2/15/2021 (d)	4,240,000	4,492,662
Series A, 5.00%, 2/15/2022 (d)	3,145,000	3,445,159
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2020	115,000	120,803
Series D, 5.00%, 11/15/2019	210,000	212,875
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,745,484
Irving, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	145,000	158,839
Series A, 5.00%, 2/15/2024 (d)	520,000	603,346
Katy, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	100,000	102,293
Series A, 5.00%, 2/15/2021 (d)	330,000	349,717
Series A, 5.00%, 2/15/2022 (d)	3,130,000	3,427,006
Series D, 5.00%, 2/15/2020 (d)	150,000	153,440
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2022 (d)	170,000	186,085
5.00%, 2/15/2023 (d)	4,000,000	4,510,040
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2019 (d)	290,000	291,282
Series A, 5.00%, 8/15/2021 (d)	210,000	226,294
Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,783,780

150

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	$ 115,000	$ 129,706
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	145,000	148,315
5.00%, 2/15/2023	1,400,000	1,577,450
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2021	130,000	140,206
5.00%, 9/1/2022	400,000	445,296
Northside, TX, Independent School District, General Obligation 5.00%, 8/1/2021 (d)	2,670,000	2,873,454
Northwest, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	4,100,000	4,763,134
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (d)	110,000	110,200
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	110,000	116,518
Series A, 5.00%, 2/15/2022 (d)	6,355,000	6,961,521
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,607,390
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	2,930,000	3,104,599
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2021	505,000	534,295
5.00%, 2/1/2022	4,410,000	4,820,318
5.00%, 2/1/2023	5,300,000	5,972,941
5.00%, 2/1/2024	8,505,000	9,861,633
Series B-REMK 9/, 2.00%, 2/1/2033 (a)	375,000	377,494
Series D, VRN, 3.00%, 12/1/2045 (a)	16,375,000	16,696,441
San Antonio, TX, General Obligation 5.00%, 2/1/2022	4,000,000	4,371,960
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (a)	30,000,000	31,324,500
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	147,874
Security Description	Principal Amount	Value
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	$ 150,000	$ 156,899
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2020	315,000	325,149
Series C, 5.00%, 5/15/2022	6,815,000	7,521,715
Series D, 5.00%, 5/15/2021	160,000	171,019
Texas, State General Obligation:
2.25%, 8/1/2029 (a)	5,890,000	5,938,357
5.00%, 4/1/2020	135,000	138,730
5.00%, 10/1/2020	100,000	104,599
5.00%, 10/1/2021	8,175,000	8,848,538
5.00%, 4/1/2022	50,000	55,013
5.00%, 10/1/2023	3,660,000	4,210,537
5.00%, 4/1/2024	1,000,000	1,165,900
Series A, 4.00%, 10/1/2019	230,000	231,541
Series A, 4.00%, 10/1/2021	7,125,000	7,554,709
Series A, 5.00%, 10/1/2020	250,000	261,497
Series A, 5.00%, 10/1/2021	1,630,000	1,764,296
Series A, 5.00%, 10/1/2022	1,360,000	1,520,167
Series A, 5.00%, 10/1/2023	5,000,000	5,752,100
Texas, State Public Finance Authority Revenue:
Series A, 5.00%, 2/1/2023	1,500,000	1,687,650
Series A, 5.00%, 2/1/2024	1,500,000	1,734,945
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2020	455,000	475,925
5.00%, 10/1/2021	5,090,000	5,510,587
5.00%, 10/1/2023	3,200,000	3,682,752
Series A, 3.00%, 10/1/2021	3,025,000	3,141,341
Series A, 5.00%, 4/1/2021	170,000	180,919
Series A, 5.00%, 10/1/2021	4,065,000	4,400,891
Series A, 5.00%, 4/1/2023	14,710,000	16,682,611
Series A, 5.00%, 10/1/2023	100,000	115,086
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2023	135,000	152,743
Series A, 5.00%, 3/15/2024	7,000,000	8,158,150
Texas, State Water Development Board Revenue:
4.00%, 4/15/2020	2,350,000	2,399,984
5.00%, 8/1/2023	3,750,000	4,290,075
5.00%, 8/1/2024	6,070,000	7,135,224
Series A, 5.00%, 10/15/2020	110,000	115,215
Series A, 5.00%, 4/15/2021	380,000	404,947
Series B, 5.00%, 10/15/2023	2,000,000	2,301,600
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2020	420,000	436,292
5.00%, 8/1/2021	240,000	257,928
5.00%, 8/1/2022	160,000	177,512

151

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
University of North Texas, Revenue Series A, 5.00%, 4/15/2020	$ 1,685,000	$ 1,733,444
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	221,826
5.00%, 7/1/2023	3,380,000	3,856,039
University of Texas, Revenue:
Series C, 5.00%, 8/15/2021	5,050,000	5,444,051
Series C, 5.00%, 8/15/2022	150,000	167,101
Series D, 5.00%, 8/15/2020	120,000	125,027
Series D, 5.00%, 8/15/2021	135,000	145,534
Series D, 5.00%, 8/15/2022	1,725,000	1,921,667
Series E, 5.00%, 8/15/2020	195,000	203,169
Series E, 5.00%, 8/15/2021	330,000	355,750
Series E, 5.00%, 8/15/2022	415,000	462,314
Series H, 5.00%, 8/15/2020	2,960,000	3,083,994
Series H, 5.00%, 8/15/2021	2,500,000	2,695,075
Series H, 5.00%, 8/15/2022	5,770,000	6,427,838
Series H, 5.00%, 8/15/2023	1,800,000	2,067,786
Series I, 5.00%, 8/15/2021	7,470,000	8,052,884
Series J, 5.00%, 8/15/2020	3,090,000	3,219,440
		477,274,640
UTAH — 0.6%
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	257,499
Utah, State General Obligation:
5.00%, 7/1/2019	100,000	100,000
5.00%, 7/1/2020	100,000	103,725
5.00%, 7/1/2021	3,000,000	3,220,620
5.00%, 7/1/2022	15,815,000	17,545,794
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	165,648
		21,393,286
VIRGINIA — 3.2%
Arlington County, VA, General Obligation 5.00%, 8/15/2021	5,570,000	6,005,852
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	6,775,372
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2019	100,000	100,685
Series A, 4.00%, 10/1/2023	5,250,000	5,837,475
Series A, 5.00%, 10/1/2021	9,435,000	10,232,163
Series A, 5.00%, 10/1/2022	215,000	240,684
Series B, 4.00%, 10/1/2021	105,000	111,550
Series C, 5.00%, 10/1/2021	175,000	189,786
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	210,476
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2023	$ 3,475,000	$ 4,029,888
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022	10,965,000	12,190,229
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	197,283
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	12,925,000	14,140,725
Series A, 5.00%, 2/1/2021	235,000	248,710
Series A, 5.00%, 2/1/2022	60,000	65,644
Series A, 5.00%, 2/1/2023	16,915,000	19,111,864
Series B, 5.00%, 9/1/2022	440,000	490,406
Series B, 5.00%, 2/1/2023	6,020,000	6,795,617
Series D, 5.00%, 2/1/2022	130,000	142,228
Series E, 5.00%, 2/1/2023	5,000,000	5,644,200
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 5/15/2020	140,000	144,574
5.00%, 9/15/2022	100,000	111,757
5.00%, 9/15/2024	1,850,000	2,190,714
Series A, 5.00%, 5/15/2022	1,200,000	1,326,948
Series C, 5.00%, 5/15/2023	250,000	285,163
Virginia, State General Obligation:
5.00%, 6/1/2021	1,000,000	1,071,080
Series B, 5.00%, 6/1/2022	9,055,000	10,027,416
Virginia, State Public Building Authority Revenue:
Series B, 5.00%, 8/1/2022	100,000	111,201
Series B, 5.00%, 8/1/2023	3,830,000	4,388,146
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2022	860,000	957,988
5.00%, 8/1/2023	545,000	626,063
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	290,797
		114,292,684
WASHINGTON — 3.2%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	210,000	222,251
Energy Northwest, WA, Electric Revenue Series A, 5.00%, 7/1/2022	3,065,000	3,397,552
Energy Northwest, WA, Electricity Revenue:
5.00%, 7/1/2020	150,000	155,558
Series A, 5.00%, 7/1/2021	330,000	354,334
Series A, 5.00%, 7/1/2023	10,850,000	12,400,899

152

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
King County, School District No. 414, Lake Washington, General Obligation 5.00%, 12/1/2019	$ 255,000	$ 258,932
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,446,559
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2020	265,000	278,881
5.00%, 12/1/2021	7,230,000	7,865,300
Pierce County, WA, School District No. 10, General Obligation:
5.00%, 12/1/2019	200,000	203,076
5.00%, 12/1/2020	3,650,000	3,840,676
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 9/1/2020	105,000	109,509
Series B, 5.00%, 4/1/2021	8,825,000	9,391,830
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	105,224
Spokane, WA, Water & Wastewater Revenue 5.00%, 12/1/2020	2,210,000	2,325,450
University of Washington, Revenue Series A, 5.00%, 5/1/2048 (a)	7,000,000	7,560,700
Washington, State 5.00%, 7/1/2022	275,000	304,323
Washington, State General Obligation:
4.00%, 7/1/2022	2,390,000	2,580,029
5.00%, 7/1/2022	100,000	110,882
5.00%, 7/1/2023	2,030,000	2,321,021
Series 2016A, 5.00%, 7/1/2021	8,060,000	8,651,040
Series 2016A, 5.00%, 7/1/2022	17,135,000	18,999,631
Series B, 5.00%, 8/1/2021	1,490,000	1,603,538
Series B, 5.00%, 7/1/2022	500,000	554,410
Series B, 5.00%, 7/1/2023	2,000,000	2,286,720
Series C, 5.00%, 2/1/2024	11,860,000	13,791,994
Series D, 5.00%, 2/1/2021	40,000	42,327
Series E, 5.00%, 2/1/2022	100,000	109,379
Series R-2015, 5.00%, 7/1/2021	285,000	305,899
Series R-2015-C, 5.00%, 7/1/2022	255,000	282,749
Series R-2017A, 5.00%, 8/1/2020	270,000	280,770
Security Description	Principal Amount	Value
Series R-2017A, 5.00%, 8/1/2021	$ 7,000,000	$ 7,533,400
Series R-C, 5.00%, 7/1/2019	235,000	235,000
Series R-C, 5.00%, 7/1/2020	210,000	217,738
Series R-F, 5.00%, 7/1/2021	100,000	107,333
		117,234,914
WEST VIRGINIA — 0.0% (c)
West Virginia, State General Obligation Series B, 5.00%, 12/1/2021	250,000	272,093
WISCONSIN — 2.8%
Madison, WI, General Obligation:
Series A, 1.25%, 10/1/2019	100,000	99,991
Series A, 3.00%, 10/1/2019	100,000	100,424
Series A, 4.00%, 10/1/2023	125,000	138,933
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	455,238
Series N4, 5.00%, 4/1/2021	11,765,000	12,520,666
Series N4, 5.00%, 4/1/2022	110,000	120,997
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
Series 1, 5.00%, 6/1/2020	300,000	309,909
Series 1, 5.00%, 6/1/2021	190,000	203,207
Series 1, 5.00%, 6/1/2022	2,795,000	3,088,028
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2022	100,000	100,000
Series 1, 5.00%, 7/1/2028	100,000	110,935
Series 2, 5.00%, 7/1/2020	375,000	388,856
Series 2, 5.00%, 7/1/2021	145,000	155,646
Series 2, 5.00%, 7/1/2022	65,000	72,053
Series A, 5.00%, 7/1/2022	4,525,000	5,015,962
Series A, 5.00%, 7/1/2023	1,245,000	1,422,437
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2021	90,000	96,037
Series 1, 5.00%, 11/1/2021	185,000	200,707
Series 1, 5.00%, 11/1/2022	250,000	279,988
Series 1, 5.00%, 11/1/2023	2,500,000	2,884,100
Series 2, 5.00%, 11/1/2022	14,070,000	15,757,696
Series 2, 5.00%, 11/1/2023	13,745,000	15,856,781
Series 3, 5.00%, 11/1/2021	5,435,000	5,896,431
Series A, 5.00%, 5/1/2020	205,000	211,277
Series A, 5.00%, 5/1/2022	125,000	137,828
Series A, 5.00%, 5/1/2023	8,685,000	9,867,772
Series A, 5.00%, 5/1/2024	130,000	143,437
Series A, 5.00%, 5/1/2027	2,500,000	2,847,525
Series A, 5.00%, 5/1/2034	645,000	734,661
Series B, 5.00%, 5/1/2020	5,045,000	5,199,478
Series B, 5.00%, 5/1/2021	175,000	186,739
Series B, 5.00%, 5/1/2023	130,000	138,646
Series B, 5.00%, 5/1/2026	195,000	200,938

153

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2027	$ 2,500,000	$ 2,758,400
Series C, 5.00%, 5/1/2023	2,700,000	3,069,630
Series D, 5.00%, 5/1/2021	8,065,000	8,606,000
		99,377,353
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,524,564,549)		3,565,233,818
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f) (Cost $10,695,980)	10,695,980	10,695,980
TOTAL INVESTMENTS — 99.0% (Cost $3,535,260,529)		3,575,929,798
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		37,584,410
NET ASSETS — 100.0%		$ 3,613,514,208

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.5%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
VRN	= Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,565,233,818	$—	$3,565,233,818
Short-Term Investment	10,695,980	—	—	10,695,980
TOTAL INVESTMENTS	$10,695,980	$3,565,233,818	$—	$3,575,929,798
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,594,151	$7,594,151	$571,670,328	$568,568,499	$—	$—	10,695,980	$10,695,980	$240,525
154	ARSHM

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.8%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023 (b)	$ 108,000	$ 112,535
4.20%, 4/15/2024 (b)	96,000	103,283
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	286,000	292,609
3.63%, 5/1/2022	191,000	197,032
4.45%, 8/15/2020	113,000	115,533
WPP Finance 2010:
3.63%, 9/7/2022	275,000	283,176
3.75%, 9/19/2024	206,000	213,027
		1,317,195
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.65%, 10/30/2020	150,000	148,663
1.88%, 6/15/2023	300,000	294,396
2.13%, 3/1/2022	100,000	99,693
2.35%, 10/30/2021	50,000	50,167
2.70%, 5/1/2022	40,000	40,574
2.80%, 3/1/2023	100,000	101,687
2.80%, 3/1/2024	300,000	304,704
2.85%, 10/30/2024	145,000	147,651
3.10%, 5/1/2026	300,000	309,219
3.20%, 3/1/2029 (b)	315,000	326,154
3.25%, 3/1/2028	95,000	98,635
3.45%, 11/1/2028	150,000	158,175
3.50%, 3/1/2039	100,000	100,653
3.55%, 3/1/2038	65,000	65,651
3.60%, 5/1/2034	100,000	104,775
3.63%, 3/1/2048	35,000	35,028
3.83%, 3/1/2059	450,000	456,025
3.85%, 11/1/2048	50,000	52,006
3.90%, 5/1/2049	100,000	104,592
6.13%, 2/15/2033	15,000	19,706
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	528,000	570,478
5.40%, 2/1/2027	561,000	622,486
General Dynamics Corp.:
1.88%, 8/15/2023 (b)	75,000	74,057
2.13%, 8/15/2026	50,000	48,839
2.25%, 11/15/2022	155,000	155,656
2.38%, 11/15/2024	125,000	125,772
3.00%, 5/11/2021	400,000	406,388
3.38%, 5/15/2023	207,000	216,168
3.50%, 5/15/2025	279,000	296,954
3.75%, 5/15/2028 (b)	112,000	122,223
Harris Corp.:
4.85%, 4/27/2035	100,000	111,744
5.05%, 4/27/2045	595,000	697,233
L3 Technologies, Inc.:
Security Description	Principal Amount	Value
3.85%, 6/15/2023	$ 105,000	$ 109,618
3.95%, 5/28/2024	124,000	129,759
4.40%, 6/15/2028	150,000	163,989
4.95%, 2/15/2021	249,000	257,247
Lockheed Martin Corp.:
2.50%, 11/23/2020	311,000	312,132
2.90%, 3/1/2025	350,000	360,083
3.10%, 1/15/2023	100,000	102,705
3.35%, 9/15/2021	161,000	164,980
3.55%, 1/15/2026	548,000	582,738
3.60%, 3/1/2035	29,000	30,063
3.80%, 3/1/2045	250,000	265,712
4.07%, 12/15/2042	125,000	137,704
4.70%, 5/15/2046	236,000	286,176
Northrop Grumman Corp.:
2.08%, 10/15/2020	223,000	222,650
2.93%, 1/15/2025	250,000	254,532
3.20%, 2/1/2027	487,000	498,902
3.25%, 8/1/2023	205,000	211,972
3.25%, 1/15/2028	224,000	230,023
3.85%, 4/15/2045	320,000	329,670
4.03%, 10/15/2047	520,000	554,538
4.75%, 6/1/2043	200,000	231,440
5.05%, 11/15/2040	20,000	23,606
Raytheon Co.:
2.50%, 12/15/2022	273,000	274,971
3.13%, 10/15/2020	326,000	329,576
4.20%, 12/15/2044	20,000	22,159
Rockwell Collins, Inc.:
3.50%, 3/15/2027 (b)	176,000	183,828
3.70%, 12/15/2023	100,000	104,738
4.35%, 4/15/2047	400,000	438,640
4.80%, 12/15/2043	407,000	467,769
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	25,186
4.60%, 6/15/2028	100,000	105,379
United Technologies Corp.:
1.95%, 11/1/2021	376,000	372,943
2.30%, 5/4/2022	200,000	199,970
2.65%, 11/1/2026	507,000	508,404
3.10%, 6/1/2022	220,000	225,060
3.13%, 5/4/2027	360,000	370,181
3.35%, 8/16/2021	177,000	180,919
3.65%, 8/16/2023	510,000	534,500
3.75%, 11/1/2046	237,000	241,081
3.95%, 8/16/2025	109,000	117,428
4.05%, 5/4/2047	205,000	219,184
4.13%, 11/16/2028	587,000	644,538
4.15%, 5/15/2045	425,000	457,024
4.45%, 11/16/2038	80,000	89,714
4.50%, 6/1/2042	293,000	330,399
4.63%, 11/16/2048	200,000	232,958
5.70%, 4/15/2040	243,000	310,100
6.05%, 6/1/2036	100,000	128,908

155

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
7.50%, 9/15/2029	$ 85,000	$ 117,071
		19,159,019
AGRICULTURE — 0.3%
Altria Group, Inc.:
3.80%, 2/14/2024	375,000	391,155
4.00%, 1/31/2024	511,000	537,439
4.40%, 2/14/2026	425,000	454,780
4.75%, 5/5/2021	110,000	114,596
4.80%, 2/14/2029	560,000	603,848
5.38%, 1/31/2044	275,000	295,020
5.95%, 2/14/2049	560,000	636,754
6.20%, 2/14/2059	1,000,000	1,146,120
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	331,000	331,321
3.38%, 3/15/2022	60,000	62,060
3.75%, 9/15/2047	115,000	118,936
4.48%, 3/1/2021	200,000	207,226
BAT Capital Corp.:
2.30%, 8/14/2020	139,000	138,700
2.76%, 8/15/2022	131,000	131,225
3.22%, 8/15/2024	532,000	536,144
4.39%, 8/15/2037	571,000	542,536
4.54%, 8/15/2047	867,000	806,154
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	122,000	122,564
3.25%, 8/15/2026	240,000	232,375
3.50%, 11/24/2020	75,000	75,877
3.75%, 9/25/2027	70,000	69,467
4.35%, 3/15/2024	260,000	272,176
Philip Morris International, Inc.:
1.88%, 2/25/2021	222,000	220,610
2.13%, 5/10/2023	97,000	95,928
2.38%, 8/17/2022	135,000	135,321
2.50%, 8/22/2022	361,000	362,661
2.50%, 11/2/2022	235,000	235,935
2.63%, 3/6/2023	250,000	251,640
2.75%, 2/25/2026	71,000	71,185
2.88%, 5/1/2024	206,000	209,162
2.90%, 11/15/2021	310,000	314,070
3.13%, 3/2/2028	150,000	152,399
3.38%, 8/11/2025	793,000	826,425
3.38%, 8/15/2029	200,000	205,954
4.13%, 3/4/2043	124,000	126,618
4.25%, 11/10/2044	620,000	648,532
Reynolds American, Inc.:
4.00%, 6/12/2022	100,000	103,732
4.45%, 6/12/2025	1,171,000	1,242,115
5.85%, 8/15/2045	525,000	564,847
		13,593,607
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust Series 2013-2, Class A, 4.95%, 7/15/2024	89,357	93,689
Security Description	Principal Amount	Value
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	$ 75,192	$ 77,707
American Airlines 2015-1 Pass Through Trust Series A, Class A, 3.38%, 11/1/2028	466,416	475,287
American Airlines 2015-2 Pass Through Trust Series AA, Class AA, 3.60%, 3/22/2029	85,792	88,967
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	44,031	45,421
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	21,925	22,092
American Airlines 2016-3 Pass Through Trust Series AA, Class AA, 3.00%, 4/15/2030	233,214	232,358
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	70,469	73,867
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	14,471	15,126
Delta Air Lines 2019-1 Pass Through Trust Series AA, Class AA, 3.20%, 10/25/2025	50,000	51,702
Delta Air Lines, Inc.:
2.60%, 12/4/2020	499,000	498,316
3.40%, 4/19/2021	195,000	197,650
3.80%, 4/19/2023	110,000	112,928
4.38%, 4/19/2028	210,000	214,187
Latam Airlines 2015-1 Pass Through Trust Series 2015-1, Class A, 4.20%, 8/15/2029	186,694	188,368
Southwest Airlines Co. 2.65%, 11/5/2020	95,000	95,410
Spirit Airlines Pass Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	279,327	293,025
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	77,757	82,565

156

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$ 368,663	$ 382,754
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	331,505	332,994
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	44,217	45,218
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	120,000	128,141
		3,747,772
APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023	390,000	392,578
2.38%, 11/1/2026	156,000	156,248
3.38%, 11/1/2046	65,000	64,237
3.88%, 11/1/2045	57,000	61,350
Ralph Lauren Corp. 3.75%, 9/15/2025	250,000	264,358
		938,771
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	213,000	210,512
Series GMTN, 3.15%, 1/8/2021	100,000	101,358
Series GMTN, 3.50%, 2/15/2028	125,000	131,614
Series MTN, 2.20%, 6/27/2022	200,000	199,878
Series MTN, 2.40%, 6/27/2024	200,000	199,900
Series MTN, 2.90%, 2/16/2024	625,000	637,337
Series MTN, 3.38%, 12/10/2021	100,000	102,591
Series MTN, 3.63%, 10/10/2023	150,000	157,628
Daimler Finance North America LLC 8.50%, 1/18/2031	575,000	855,640
Ford Motor Co.:
5.29%, 12/8/2046	187,000	173,897
6.63%, 10/1/2028	100,000	112,774
7.40%, 11/1/2046	286,000	323,283
7.45%, 7/16/2031	275,000	325,292
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	225,000	223,169
3.10%, 5/4/2023	279,000	274,290
Security Description	Principal Amount	Value
3.16%, 8/4/2020	$ 170,000	$ 170,502
3.20%, 1/15/2021	212,000	212,914
3.22%, 1/9/2022	98,000	98,052
3.34%, 3/18/2021	557,000	559,300
3.47%, 4/5/2021	100,000	100,629
3.81%, 10/12/2021	200,000	202,842
3.82%, 11/2/2027 (b)	530,000	507,088
4.13%, 8/4/2025	299,000	299,320
4.14%, 2/15/2023	422,000	430,529
4.25%, 9/20/2022 (b)	350,000	359,509
4.38%, 8/6/2023	483,000	496,128
5.11%, 5/3/2029	224,000	228,872
5.75%, 2/1/2021	500,000	520,450
5.88%, 8/2/2021	370,000	390,102
Series GMTN, 4.39%, 1/8/2026	548,000	549,699
General Motors Co.:
4.20%, 10/1/2027	108,000	109,079
4.88%, 10/2/2023	260,000	275,795
5.15%, 4/1/2038	195,000	192,999
5.40%, 4/1/2048	610,000	594,573
5.95%, 4/1/2049	205,000	215,262
6.60%, 4/1/2036	331,000	365,729
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	690,000	692,229
3.20%, 7/6/2021	258,000	259,886
3.25%, 1/5/2023	567,000	568,973
3.45%, 1/14/2022	425,000	431,218
3.45%, 4/10/2022	225,000	228,015
3.50%, 11/7/2024	200,000	199,742
3.55%, 7/8/2022	450,000	457,866
3.70%, 11/24/2020	60,000	60,752
3.70%, 5/9/2023	184,000	186,767
3.85%, 1/5/2028	458,000	448,735
3.95%, 4/13/2024	308,000	315,022
4.00%, 1/15/2025	250,000	253,725
4.00%, 10/6/2026	253,000	255,512
4.20%, 3/1/2021	50,000	51,077
4.20%, 11/6/2021	313,000	322,243
4.30%, 7/13/2025	329,000	338,847
4.35%, 4/9/2025	200,000	206,720
4.35%, 1/17/2027	205,000	208,967
5.10%, 1/17/2024	215,000	229,884
5.65%, 1/17/2029	200,000	219,816
PACCAR Financial Corp.:
Series MTN, 2.30%, 8/10/2022	150,000	150,353
Series MTN, 2.65%, 5/10/2022	100,000	101,208
Series MTN, 2.80%, 3/1/2021	50,000	50,463
Series MTN, 3.10%, 5/10/2021	318,000	323,043
Toyota Motor Corp.:
2.16%, 7/2/2022 (c)	110,000	110,118
2.36%, 7/2/2024 (c)	145,000	145,226

157

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.76%, 7/2/2029 (c)	$ 145,000	$ 146,088
3.18%, 7/20/2021	100,000	102,041
3.42%, 7/20/2023	150,000	156,371
3.67%, 7/20/2028	105,000	113,506
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	110,000	109,518
Series GMTN, 2.70%, 1/11/2023	258,000	262,187
Series GMTN, 3.05%, 1/8/2021	205,000	207,804
Series GMTN, 3.05%, 1/11/2028	508,000	524,129
Series MTN, 2.15%, 9/8/2022	125,000	124,954
Series MTN, 2.25%, 10/18/2023	100,000	100,001
Series MTN, 2.60%, 1/11/2022	217,000	219,255
Series MTN, 2.63%, 1/10/2023	125,000	126,601
Series MTN, 2.65%, 4/12/2022	200,000	202,700
Series MTN, 2.75%, 5/17/2021	300,000	303,252
Series MTN, 2.95%, 4/13/2021	275,000	278,710
Series MTN, 3.30%, 1/12/2022	192,000	197,324
Series MTN, 3.40%, 4/14/2025	150,000	158,244
		21,057,628
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	147,552
Aptiv PLC 4.40%, 10/1/2046	110,000	102,814
Aptiv PLC :
4.35%, 3/15/2029	245,000	257,647
5.40%, 3/15/2049	100,000	105,369
Lear Corp.:
4.25%, 5/15/2029	125,000	126,100
5.25%, 1/15/2025	100,000	103,482
5.25%, 5/15/2049	85,000	83,989
Magna International, Inc. 3.63%, 6/15/2024	100,000	104,426
		1,031,379
BANKS — 5.5%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	111,000	113,061
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	314,706
Security Description	Principal Amount	Value
Series MTN, 2.25%, 11/9/2020	$ 250,000	$ 250,065
Series MTN, 2.30%, 6/1/2021	300,000	300,117
Banco Santander SA:
2.71%, 6/27/2024	200,000	200,582
3.13%, 2/23/2023	346,000	351,135
3.31%, 6/27/2029	200,000	201,678
3.80%, 2/23/2028	752,000	767,168
3.85%, 4/12/2023	407,000	422,157
4.25%, 4/11/2027	272,000	285,714
4.38%, 4/12/2028 (b)	403,000	428,075
5.18%, 11/19/2025	233,000	253,478
Bancolombia SA 5.95%, 6/3/2021	592,000	625,341
Bank of America Corp.:
4.10%, 7/24/2023	825,000	880,159
5.70%, 1/24/2022	106,000	115,005
6.22%, 9/15/2026	100,000	116,631
7.75%, 5/14/2038	72,000	106,621
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	596,000	598,575
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	905,000	937,879
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	1,000,000	1,017,430
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	184,000	189,542
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	730,000	738,461
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	970,000	997,878
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	155,000	163,998
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	371,000	388,953
Series GMTN, 2.63%, 4/19/2021	342,000	344,049
Series GMTN, 3.50%, 4/19/2026	926,000	967,596
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (d)	205,000	204,791
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	813,000	820,878
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	305,000	317,426
Series L, 3.95%, 4/21/2025	191,000	200,313

158

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series L, 4.75%, 4/21/2045	$ 420,000	$ 480,064
Series MTN, 2.50%, 10/21/2022	536,000	537,297
Series MTN, 2.63%, 10/19/2020	100,000	100,335
Series MTN, 3.25%, 10/21/2027	581,000	594,741
Series MTN, 3.88%, 8/1/2025	497,000	531,616
Series MTN, 4.00%, 4/1/2024	142,000	151,494
Series MTN, 4.00%, 1/22/2025	200,000	210,294
Series MTN, 4.13%, 1/22/2024	362,000	386,913
Series MTN, 4.20%, 8/26/2024	467,000	496,379
Series MTN, 4.25%, 10/22/2026	357,000	381,544
Series MTN, 4.45%, 3/3/2026	901,000	972,116
Series MTN, 4.88%, 4/1/2044	612,000	731,811
Series MTN, 5.00%, 5/13/2021	150,000	157,229
Series MTN, 5.88%, 2/7/2042	591,000	787,348
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (d)	554,000	552,992
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	500,000	509,725
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	481,000	505,122
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	427,000	443,098
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (d)	508,000	529,499
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	613,000	654,230
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	159,000	162,749
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	206,000	209,345
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	685,000	733,409
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	451,000	492,154
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	500,000	532,500
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	350,000	389,896
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	$ 439,000	$ 463,847
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	246,000	278,455
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	165,000	169,303
Bank of Montreal:
Series D, 3.10%, 4/13/2021	123,000	124,899
Series E, 3.30%, 2/5/2024	370,000	383,079
Series MTN, 1.90%, 8/27/2021	1,050,000	1,042,692
Series MTN, 2.35%, 9/11/2022	470,000	471,354
Series MTN, 2.50%, 6/28/2024	135,000	135,126
Series MTN, 2.90%, 3/26/2022	250,000	253,860
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	75,000	78,342
3.55%, 9/23/2021	213,000	218,779
Series G, 3.00%, 2/24/2025	241,000	247,702
Series MTN, 2.05%, 5/3/2021	425,000	424,222
Series MTN, 2.45%, 11/27/2020	287,000	288,137
Series MTN, 2.50%, 4/15/2021	154,000	154,845
Series MTN, 2.60%, 8/17/2020	182,000	182,803
Series MTN, 2.80%, 5/4/2026	495,000	499,886
Series MTN, 3.00%, 10/30/2028	119,000	120,236
Series MTN, 3.25%, 9/11/2024	250,000	259,543
Series MTN, 3.30%, 8/23/2029	155,000	160,623
Series MTN, 3.45%, 8/11/2023	250,000	260,668
Series MTN, 3.95%, 11/18/2025	625,000	675,731
Series MTN, 4.15%, 2/1/2021	267,000	274,991
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (d)	368,000	370,819
Bank of Nova Scotia:
1.88%, 4/26/2021	1,000,000	997,280
2.35%, 10/21/2020	192,000	192,315
2.70%, 3/7/2022	733,000	743,064
3.40%, 2/11/2024 (b)	304,000	316,297
Series BKNT, 2.45%, 3/22/2021	107,000	107,464
Series BKNT, 2.45%, 9/19/2022	33,000	33,279
Series BKNT, 2.50%, 1/8/2021	650,000	652,769

159

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series BKNT, 3.13%, 4/20/2021	$ 160,000	$ 162,632
BankUnited, Inc. 4.88%, 11/17/2025	100,000	108,471
Barclays Bank PLC:
2.65%, 1/11/2021	500,000	500,865
5.14%, 10/14/2020	183,000	188,186
Barclays PLC:
3.25%, 1/12/2021	693,000	698,357
3.65%, 3/16/2025	184,000	184,920
3.68%, 1/10/2023	185,000	187,538
4.34%, 1/10/2028	458,000	468,850
4.38%, 1/12/2026	660,000	685,172
4.95%, 1/10/2047	534,000	558,911
5.25%, 8/17/2045	625,000	679,125
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	350,000	362,243
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	250,000	254,388
BB&T Corp.:
Series MTN, 2.85%, 10/26/2024	107,000	109,619
Series MTN, 3.05%, 6/20/2022	200,000	204,320
Series MTN, 3.75%, 12/6/2023	200,000	211,716
Series MTN, 3.88%, 3/19/2029	200,000	213,648
Series MTN, 3.95%, 3/22/2022	345,000	358,748
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	579,000	602,293
Series MTN, 3.25%, 3/3/2023	152,000	156,899
Series MTN, 4.25%, 10/15/2024	100,000	105,107
BPCE SA:
4.00%, 4/15/2024	112,000	119,217
Series BKNT, 2.65%, 2/3/2021	272,000	273,325
Series MTN, 2.75%, 12/2/2021	100,000	100,942
Series MTN, 3.38%, 12/2/2026	206,000	212,355
Branch Banking & Trust Co.:
Series BKNT, 3.63%, 9/16/2025	255,000	268,074
Series BKNT, 3.80%, 10/30/2026	250,000	265,757
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	103,000	104,092
2.70%, 2/2/2021	475,000	478,429
3.10%, 4/2/2024	200,000	204,376
Security Description	Principal Amount	Value
Series BKNT, 2.10%, 10/5/2020	$ 235,000	$ 234,732
Series BKNT, 3.50%, 9/13/2023 (b)	150,000	157,040
Capital One Financial Corp.:
3.20%, 1/30/2023 (b)	259,000	265,506
3.20%, 2/5/2025	108,000	109,997
3.30%, 10/30/2024	263,000	269,730
3.75%, 7/28/2026	433,000	440,742
3.75%, 3/9/2027	420,000	433,423
3.80%, 1/31/2028	350,000	361,574
4.20%, 10/29/2025	360,000	378,860
Capital One NA Series BKNT, 2.25%, 9/13/2021	300,000	298,872
Citibank NA:
Series BKNT, 2.13%, 10/20/2020	409,000	408,145
Series BKNT, 2.85%, 2/12/2021	675,000	680,366
Series BKNT, 3.40%, 7/23/2021	300,000	306,318
Series BKNT, 3.65%, 1/23/2024	454,000	477,594
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (d)	1,037,000	1,048,604
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (d)	250,000	252,053
Citigroup, Inc.:
2.65%, 10/26/2020	567,000	568,837
2.70%, 3/30/2021	280,000	281,397
2.70%, 10/27/2022	373,000	375,835
2.75%, 4/25/2022	469,000	473,380
2.90%, 12/8/2021	540,000	546,086
3.20%, 10/21/2026	504,000	514,352
3.40%, 5/1/2026	437,000	452,378
3.70%, 1/12/2026	284,000	298,984
3.75%, 6/16/2024	100,000	105,454
3.88%, 10/25/2023	300,000	317,172
3.88%, 3/26/2025	199,000	207,525
4.13%, 7/25/2028	236,000	249,742
4.40%, 6/10/2025	499,000	533,047
4.45%, 9/29/2027	443,000	477,310
4.50%, 1/14/2022	660,000	693,990
4.60%, 3/9/2026	338,000	365,550
4.65%, 7/30/2045	284,000	326,393
4.65%, 7/23/2048	500,000	582,240
4.75%, 5/18/2046	226,000	255,674
6.00%, 10/31/2033	50,000	61,431
8.13%, 7/15/2039	351,000	561,070
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	614,000	623,928

160

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	$ 356,000	$ 367,570
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	273,000	276,309
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	200,000	211,258
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (d)	784,000	816,505
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	205,000	220,240
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (d)	1,250,000	1,335,912
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	344,000	358,854
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	292,000	308,521
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	1,259,000	1,299,288
Citizens Bank NA:
Series BKNT, 2.65%, 5/26/2022	163,000	164,004
Series BKNT, 3.25%, 2/14/2022	150,000	152,744
Series BKNT, 3.75%, 2/18/2026	250,000	263,200
Citizens Bank NA/Providence RI Series BKNT, 2.55%, 5/13/2021	380,000	381,091
Citizens Financial Group, Inc. 4.30%, 12/3/2025	426,000	450,614
Comerica, Inc.:
3.70%, 7/31/2023	300,000	313,956
4.00%, 2/1/2029	200,000	214,876
Compass Bank Series BKNT, 2.88%, 6/29/2022	300,000	302,661
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	400,000	404,304
2.75%, 1/10/2023	761,000	770,581
3.13%, 4/26/2021	250,000	253,948
3.88%, 2/8/2022	1,794,000	1,866,155
3.95%, 11/9/2022	150,000	155,672
4.63%, 12/1/2023	500,000	535,260
5.25%, 8/4/2045	140,000	168,948
Series GMTN, 2.50%, 1/19/2021	476,000	477,652
Credit Suisse AG:
3.00%, 10/29/2021	719,000	729,461
Security Description	Principal Amount	Value
Series MTN, 4.38%, 8/5/2020	$ 261,000	$ 266,520
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	502,000	506,046
3.45%, 4/16/2021	388,000	394,099
3.75%, 3/26/2025	508,000	529,554
3.80%, 9/15/2022	263,000	272,844
3.80%, 6/9/2023	225,000	234,025
4.55%, 4/17/2026	149,000	161,750
4.88%, 5/15/2045	388,000	453,696
Deutsche Bank AG:
2.95%, 8/20/2020	860,000	854,763
3.13%, 1/13/2021	115,000	113,977
3.15%, 1/22/2021	159,000	157,752
3.30%, 11/16/2022	456,000	449,388
3.38%, 5/12/2021	433,000	430,580
3.95%, 2/27/2023	225,000	225,081
4.10%, 1/13/2026	210,000	207,241
4.25%, 2/4/2021	500,000	504,395
4.25%, 10/14/2021	700,000	709,352
Discover Bank:
Series BKNT, 3.20%, 8/9/2021	192,000	194,978
Series BKNT, 3.35%, 2/6/2023	200,000	204,742
Series BKNT, 3.45%, 7/27/2026	186,000	188,678
Series BKNT, 4.20%, 8/8/2023	359,000	380,974
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (d)	500,000	518,365
Fifth Third Bancorp:
2.60%, 6/15/2022	150,000	150,938
3.50%, 3/15/2022	388,000	399,248
3.95%, 3/14/2028	136,000	146,563
4.30%, 1/16/2024	174,000	185,738
8.25%, 3/1/2038	352,000	519,489
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	200,000	199,760
Series BKNT, 3.35%, 7/26/2021	200,000	204,082
Series BKNT, 3.85%, 3/15/2026	200,000	211,024
Series BKNT, 3.95%, 7/28/2025	200,000	215,764
Goldman Sachs Capital I 6.35%, 2/15/2034	775,000	968,091
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	947,000	945,134
2.60%, 12/27/2020	602,000	602,572
2.63%, 4/25/2021	245,000	245,880
2.75%, 9/15/2020	248,000	249,022
2.88%, 2/25/2021	366,000	368,617
3.00%, 4/26/2022	173,000	174,566

161

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.20%, 2/23/2023	$ 280,000	$ 286,605
3.50%, 1/23/2025	262,000	271,207
3.50%, 11/16/2026	800,000	818,968
3.63%, 2/20/2024 (b)	300,000	312,903
3.75%, 5/22/2025	162,000	169,470
3.75%, 2/25/2026	370,000	386,387
3.85%, 1/26/2027	831,000	868,262
4.00%, 3/3/2024	554,000	587,556
4.25%, 10/21/2025	429,000	455,019
5.15%, 5/22/2045	222,000	253,631
5.25%, 7/27/2021	1,262,000	1,334,300
5.75%, 1/24/2022	542,000	585,869
5.95%, 1/15/2027	278,000	325,368
6.25%, 2/1/2041	500,000	668,405
6.45%, 5/1/2036	100,000	125,905
6.75%, 10/1/2037	1,244,000	1,628,010
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	443,000	447,364
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	547,000	552,711
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	487,000	506,300
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	676,000	723,516
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	449,000	462,286
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	484,000	521,999
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	253,000	261,172
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	259,000	261,023
Series MTN, 3.85%, 7/8/2024	410,000	430,328
Series MTN, 4.80%, 7/8/2044	279,000	320,895
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	300,000	307,992
HSBC Holdings PLC:
2.95%, 5/25/2021	1,234,000	1,243,823
3.40%, 3/8/2021	227,000	230,568
3.60%, 5/25/2023	585,000	608,523
4.00%, 3/30/2022	264,000	275,099
4.30%, 3/8/2026	642,000	687,332
4.38%, 11/23/2026	636,000	673,085
4.88%, 1/14/2022	400,000	423,768
5.10%, 4/5/2021	468,000	488,962
5.25%, 3/14/2044	424,000	493,756
6.10%, 1/14/2042 (b)	240,000	330,326
6.50%, 5/2/2036	346,000	448,073
Security Description	Principal Amount	Value
6.50%, 9/15/2037	$ 1,448,000	$ 1,887,671
6.80%, 6/1/2038	570,000	768,719
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	250,000	261,198
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	744,000	756,990
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (d)	215,000	223,821
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	625,000	665,206
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	702,000	736,433
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (d)	318,000	331,967
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	244,000	247,135
Huntington Bancshares, Inc. 3.15%, 3/14/2021	307,000	310,837
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	325,000	326,895
Series BKNT, 2.88%, 8/20/2020	150,000	150,830
Series BKNT, 3.13%, 4/1/2022	475,000	484,923
Series BKNT, 3.55%, 10/6/2023	250,000	261,712
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	250,000	248,940
2.96%, 11/8/2022	200,000	201,694
ING Groep NV:
3.15%, 3/29/2022	169,000	172,142
3.55%, 4/9/2024	250,000	258,345
3.95%, 3/29/2027	128,000	134,575
4.05%, 4/9/2029 (b)	200,000	212,766
4.10%, 10/2/2023	561,000	592,416
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	127,604
JPMorgan Chase & Co.:
2.40%, 6/7/2021	605,000	605,817
2.55%, 10/29/2020	537,000	538,316
2.70%, 5/18/2023	410,000	414,243
2.95%, 10/1/2026	536,000	543,547
3.13%, 1/23/2025	1,559,000	1,602,574
3.20%, 1/25/2023	214,000	219,682
3.20%, 6/15/2026	1,138,000	1,172,277
3.25%, 9/23/2022	395,000	405,831
3.30%, 4/1/2026	478,000	494,754
3.63%, 5/13/2024	457,000	481,184

162

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.63%, 12/1/2027	$ 87,000	$ 89,790
4.13%, 12/15/2026	366,000	391,971
4.25%, 10/15/2020	528,000	540,693
4.25%, 10/1/2027	261,000	282,347
4.35%, 8/15/2021	713,000	741,477
4.40%, 7/22/2020	880,000	899,448
4.50%, 1/24/2022	693,000	730,450
4.63%, 5/10/2021	225,000	234,203
4.85%, 2/1/2044	580,000	692,433
4.95%, 6/1/2045	355,000	420,064
5.50%, 10/15/2040	150,000	191,162
5.60%, 7/15/2041	310,000	402,451
6.40%, 5/15/2038	267,000	367,878
8.75%, 9/1/2030	25,000	35,541
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	750,000	766,312
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	806,000	822,160
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	571,000	591,876
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	450,000	471,343
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	494,000	498,737
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	462,000	478,974
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (d)	268,000	284,613
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	244,000	250,615
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	175,000	184,532
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	1,090,000	1,144,511
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (d)	560,000	599,021
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	450,000	491,521
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	750,000	833,887
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	149,000	157,801
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	$ 139,000	$ 145,491
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	305,000	317,410
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	627,000	662,783
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	450,000	496,975
Series MTN, 2.30%, 8/15/2021	399,000	398,401
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	125,000	125,494
Series BKNT, 2.50%, 11/22/2021	100,000	100,540
Series BKNT, 3.35%, 6/15/2021	456,000	465,435
Series BKNT, 3.38%, 3/7/2023	805,000	833,916
Series BKNT, 3.90%, 4/13/2029	85,000	90,365
Series BKNT, 6.95%, 2/1/2028	146,000	183,010
KeyCorp. Series MTN, 4.10%, 4/30/2028	200,000	217,638
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	240,000	241,442
Series GMTN, 1.75%, 7/27/2026 (b)	200,000	196,960
Lloyds Bank PLC 3.30%, 5/7/2021	180,000	182,646
Lloyds Banking Group PLC:
3.00%, 1/11/2022	240,000	242,282
3.10%, 7/6/2021	300,000	303,171
3.75%, 1/11/2027	772,000	785,772
3.90%, 3/12/2024 (b)	300,000	312,360
4.05%, 8/16/2023	299,000	311,884
4.34%, 1/9/2048 (b)	185,000	180,236
4.38%, 3/22/2028	186,000	197,744
4.45%, 5/8/2025	200,000	212,728
4.58%, 12/10/2025	417,000	435,369
4.65%, 3/24/2026	108,000	112,635
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	917,000	915,771
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (d)	440,000	440,620
M&T Bank Corp. 3.55%, 7/26/2023	450,000	470,497
Mitsubishi UFJ Financial Group, Inc.:

163

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.19%, 9/13/2021	$ 207,000	$ 205,946
2.67%, 7/25/2022	150,000	150,899
2.76%, 9/13/2026	150,000	149,654
2.95%, 3/1/2021	218,000	219,857
3.00%, 2/22/2022	105,000	106,493
3.22%, 3/7/2022	250,000	255,265
3.29%, 7/25/2027	140,000	144,661
3.41%, 3/7/2024	250,000	259,138
3.46%, 3/2/2023	270,000	278,664
3.54%, 7/26/2021	115,000	117,559
3.68%, 2/22/2027	153,000	161,963
3.74%, 3/7/2029	256,000	274,542
3.76%, 7/26/2023	400,000	418,496
3.78%, 3/2/2025	168,000	177,642
3.85%, 3/1/2026	419,000	446,038
3.96%, 3/2/2028	356,000	386,292
4.05%, 9/11/2028	250,000	274,315
4.15%, 3/7/2039	1,130,000	1,237,361
4.29%, 7/26/2038	155,000	172,453
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	285,000	288,437
3.17%, 9/11/2027	371,000	379,845
3.55%, 3/5/2023	215,000	222,413
3.66%, 2/28/2027	150,000	158,343
4.02%, 3/5/2028	202,000	220,218
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (d)	337,000	354,032
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (d)	349,000	384,870
Morgan Stanley:
2.75%, 5/19/2022	595,000	601,212
3.95%, 4/23/2027	566,000	592,025
4.30%, 1/27/2045	863,000	944,692
4.38%, 1/22/2047	327,000	363,837
4.88%, 11/1/2022	828,000	885,695
5.00%, 11/24/2025	225,000	249,167
5.75%, 1/25/2021	750,000	787,717
6.38%, 7/24/2042	220,000	306,583
7.25%, 4/1/2032	193,000	272,201
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	172,000	179,338
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	394,000	409,000
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	250,000	276,855
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	174,000	181,287
Series F, 3.88%, 4/29/2024	351,000	372,316
Series GMTN, 2.50%, 4/21/2021	873,000	874,598
Security Description	Principal Amount	Value
Series GMTN, 3.13%, 1/23/2023	$ 870,000	$ 889,592
Series GMTN, 3.75%, 2/25/2023	189,000	197,363
Series GMTN, 3.88%, 1/27/2026	683,000	726,671
Series GMTN, 4.00%, 7/23/2025	413,000	442,662
Series GMTN, 4.35%, 9/8/2026	313,000	335,580
Series GMTN, 5.50%, 7/24/2020	372,000	383,975
Series GMTN, 5.50%, 7/28/2021	229,000	243,148
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	915,000	964,090
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	390,000	431,293
Series MTN, 2.63%, 11/17/2021	293,000	294,758
Series MTN, 3.13%, 7/27/2026	1,293,000	1,315,938
Series MTN, 4.10%, 5/22/2023	212,000	223,009
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	300,000	306,630
National Australia Bank, Ltd.:
2.50%, 1/12/2021	550,000	551,881
2.80%, 1/10/2022	265,000	268,307
2.88%, 4/12/2023	250,000	254,150
3.00%, 1/20/2023	150,000	152,889
3.38%, 9/20/2021	100,000	102,328
3.70%, 11/4/2021	250,000	257,793
Series BKNT, 1.88%, 7/12/2021	114,000	113,083
Series BKNT, 2.63%, 7/23/2020	200,000	200,846
Series GMTN, 2.50%, 5/22/2022	244,000	245,364
Series GMTN, 2.63%, 1/14/2021	250,000	251,313
Northern Trust Corp.:
3.15%, 5/3/2029	350,000	362,736
3.65%, 8/3/2028	250,000	269,660
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	63,805
Oesterreichische Kontrollbank AG 2.88%, 9/7/2021	75,000	76,637
PNC Bank NA:
3.80%, 7/25/2023	163,000	171,207
Series BKNT, 2.15%, 4/29/2021	122,000	121,782

164

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series BKNT, 2.45%, 11/5/2020	$ 450,000	$ 450,877
Series BKNT, 2.45%, 7/28/2022	251,000	253,176
Series BKNT, 2.50%, 1/22/2021	520,000	521,539
Series BKNT, 2.55%, 12/9/2021	128,000	128,901
Series BKNT, 2.63%, 2/17/2022	200,000	201,722
Series BKNT, 2.70%, 11/1/2022	157,000	158,592
Series BKNT, 2.95%, 2/23/2025	121,000	123,798
Series BKNT, 3.10%, 10/25/2027	300,000	308,508
Series BKNT, 3.25%, 1/22/2028	258,000	268,614
Series BKNT, 4.05%, 7/26/2028	250,000	272,707
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	425,000	438,009
3.45%, 4/23/2029	272,000	286,019
3.50%, 1/23/2024	125,000	131,563
3.90%, 4/29/2024	308,000	324,783
4.38%, 8/11/2020	193,000	197,352
RBC USA Holdco Corp. 5.25%, 9/15/2020	300,000	310,317
Regions Bank Series BKNT, 6.45%, 6/26/2037	50,000	63,248
Regions Financial Corp.:
2.75%, 8/14/2022	375,000	377,655
3.20%, 2/8/2021	53,000	53,585
3.80%, 8/14/2023	259,000	271,178
Royal Bank of Canada:
2.30%, 3/22/2021	400,000	401,776
Series GMTN, 2.80%, 4/29/2022	262,000	266,263
Series GMTN, 3.20%, 4/30/2021	1,030,000	1,048,664
Series GMTN, 3.70%, 10/5/2023	250,000	263,282
Series GMTN, 4.65%, 1/27/2026	196,000	214,375
Series MTN, 2.35%, 10/30/2020	260,000	260,533
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	442,000	453,753
4.80%, 4/5/2026	564,000	602,730
5.13%, 5/28/2024	455,000	480,043
6.00%, 12/19/2023	325,000	354,152
6.10%, 6/10/2023	165,000	179,106
6.13%, 12/15/2022	465,000	501,409
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	$ 346,000	$ 349,550
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	527,000	548,944
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (d)	619,000	660,300
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (d)	257,000	265,756
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b) (d)	64,000	66,283
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (d)	19,000	20,599
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	237,000	240,638
3.70%, 3/28/2022	640,000	654,720
4.50%, 7/17/2025	220,000	233,895
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	305,000	310,371
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (d)	200,000	212,772
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (d)	260,000	262,220
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b) (d)	134,000	135,446
Santander UK PLC:
2.13%, 11/3/2020	100,000	99,492
2.50%, 1/5/2021	350,000	349,930
2.88%, 6/18/2024	250,000	251,623
3.40%, 6/1/2021	500,000	508,125
4.00%, 3/13/2024	253,000	266,973
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	534,000	527,992
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	280,000	287,137
3.95%, 7/19/2023	238,000	251,254
3.95%, 1/10/2024	300,000	318,897
Series GMTN, 3.65%, 7/23/2025	250,000	264,320
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	122,000	121,364
2.44%, 10/19/2021	181,000	181,290
2.63%, 7/14/2026	170,000	168,870
2.78%, 7/12/2022	284,000	286,993
2.85%, 1/11/2022	253,000	255,540
2.93%, 3/9/2021	311,000	313,899

165

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.10%, 1/17/2023	$ 380,000	$ 388,303
3.36%, 7/12/2027	134,000	139,511
3.45%, 1/11/2027	313,000	326,096
3.54%, 1/17/2028	332,000	349,506
3.75%, 7/19/2023	150,000	157,190
3.78%, 3/9/2026	783,000	833,410
3.94%, 7/19/2028	150,000	162,878
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	100,000	100,279
Series BKNT, 2.75%, 5/1/2023	200,000	201,998
Series BKNT, 2.80%, 5/17/2022	250,000	253,158
Series BKNT, 3.00%, 2/2/2023	200,000	203,868
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (d)	150,000	152,237
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (d)	200,000	208,640
Series BNKT, 3.20%, 4/1/2024	150,000	154,653
SunTrust Banks, Inc.:
2.70%, 1/27/2022	222,000	223,443
2.90%, 3/3/2021	171,000	172,515
4.00%, 5/1/2025	125,000	133,871
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	561,000	555,917
Series BKNT, 3.90%, 11/20/2023	400,000	424,292
Series GMTN, 2.40%, 10/1/2020	536,000	537,361
Synchrony Bank Series BKNT, 3.00%, 6/15/2022 (b)	250,000	251,893
Synovus Financial Corp. 3.13%, 11/1/2022	390,000	391,576
Toronto-Dominion Bank:
1.80%, 7/13/2021	217,000	215,281
Series GMTN, 2.50%, 12/14/2020	181,000	181,820
Series GMTN, 2.55%, 1/25/2021	1,150,000	1,156,244
Series GMTN, 3.25%, 3/11/2024	250,000	258,900
Series GMTN, 3.50%, 7/19/2023	150,000	157,326
Series MTN, 2.13%, 4/7/2021	742,000	741,436
Series MTN, 2.65%, 6/12/2024	400,000	403,964
US Bancorp:
3.38%, 2/5/2024	250,000	261,653
Series MTN, 2.35%, 1/29/2021	391,000	392,134
Security Description	Principal Amount	Value
Series MTN, 2.95%, 7/15/2022	$ 232,000	$ 236,705
Series MTN, 3.10%, 4/27/2026	350,000	357,196
Series MTN, 3.70%, 1/30/2024	209,000	221,599
Series MTN, 3.90%, 4/26/2028	250,000	274,730
Series MTN, 4.13%, 5/24/2021	187,000	193,261
Series V, 2.38%, 7/22/2026	147,000	145,327
Series V, 2.63%, 1/24/2022	296,000	299,173
Series X, 3.15%, 4/27/2027	206,000	213,917
US Bank NA:
Series BKNT, 2.65%, 5/23/2022	750,000	759,997
Series BKNT, 2.85%, 1/23/2023	263,000	267,487
Series BKNT, 3.00%, 2/4/2021	260,000	263,021
Series BKNT, 3.40%, 7/24/2023	250,000	261,020
Wachovia Corp. 7.57%, 8/1/2026 (e)	575,000	719,630
Webster Financial Corp. 4.10%, 3/25/2029	300,000	315,681
Wells Fargo & Co.:
2.10%, 7/26/2021	513,000	509,984
2.50%, 3/4/2021	784,000	785,615
3.00%, 4/22/2026	598,000	604,799
3.00%, 10/23/2026	665,000	671,876
3.07%, 1/24/2023	451,000	458,230
4.48%, 1/16/2024	175,000	187,623
5.38%, 11/2/2043	581,000	704,921
5.61%, 1/15/2044	928,000	1,157,819
Series GMTN, 2.60%, 7/22/2020	288,000	288,783
Series GMTN, 4.30%, 7/22/2027	191,000	206,278
Series GMTN, 4.90%, 11/17/2045	300,000	347,328
Series M, 3.45%, 2/13/2023	185,000	189,980
Series MTN, 2.55%, 12/7/2020	550,000	551,435
Series MTN, 2.63%, 7/22/2022	551,000	555,006
Series MTN, 3.00%, 2/19/2025	165,000	167,878
Series MTN, 3.30%, 9/9/2024	690,000	713,446
Series MTN, 3.50%, 3/8/2022	577,000	593,658
Series MTN, 3.55%, 9/29/2025	695,000	725,823
Series MTN, 3.75%, 1/24/2024	450,000	473,089
Series MTN, 4.10%, 6/3/2026	752,000	796,579
Series MTN, 4.15%, 1/24/2029	450,000	489,663

166

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 4.75%, 12/7/2046	$ 500,000	$ 569,270
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	555,000	567,277
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	449,000	468,545
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	508,000	510,093
Series BKNT, 3.55%, 8/14/2023	350,000	365,225
Series BKNT, 5.85%, 2/1/2037	207,000	264,521
Series BKNT, 6.60%, 1/15/2038	400,000	555,252
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (d)	1,029,000	1,038,673
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (d)	330,000	333,125
Wells Fargo Capital X 5.95%, 12/1/2086	355,000	422,702
Westpac Banking Corp.:
2.60%, 11/23/2020	267,000	268,314
2.70%, 8/19/2026	400,000	399,936
2.75%, 1/11/2023	968,000	980,458
2.80%, 1/11/2022	185,000	187,303
3.30%, 2/26/2024	350,000	363,307
3.35%, 3/8/2027	250,000	260,445
3.65%, 5/15/2023	200,000	208,932
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (d)	619,000	639,792
Wintrust Financial Corp. 4.85%, 6/6/2029	250,000	255,938
Zions Bancorp NA Series BKNT, 3.35%, 3/4/2022	266,000	270,644
		224,071,239
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,076,000	1,181,265
4.90%, 2/1/2046	910,000	1,012,621
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	1,000,000	1,005,060
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	266,000	253,447
4.00%, 4/13/2028	750,000	808,522
4.15%, 1/23/2025	2,115,000	2,291,856
Security Description	Principal Amount	Value
4.38%, 4/15/2038	$ 240,000	$ 253,766
4.44%, 10/6/2048	234,000	244,734
4.60%, 4/15/2048	145,000	155,324
4.75%, 1/23/2029	842,000	954,761
4.90%, 1/23/2031	125,000	144,790
4.95%, 1/15/2042	320,000	355,536
5.45%, 1/23/2039	165,000	195,999
5.55%, 1/23/2049	1,665,000	2,035,746
5.80%, 1/23/2059	160,000	200,522
8.20%, 1/15/2039 (b)	470,000	713,676
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	63,307
4.00%, 4/15/2038	55,000	59,407
4.50%, 7/15/2045	40,000	46,682
Coca-Cola Co.:
2.20%, 5/25/2022	90,000	90,437
2.25%, 9/1/2026	450,000	446,598
2.55%, 6/1/2026	300,000	303,537
2.88%, 10/27/2025	348,000	359,978
2.90%, 5/25/2027	458,000	473,045
3.15%, 11/15/2020	133,000	134,842
3.20%, 11/1/2023	247,000	258,397
3.30%, 9/1/2021	260,000	267,033
Coca-Cola Femsa SAB de CV:
3.88%, 11/26/2023	566,000	595,494
5.25%, 11/26/2043	175,000	209,590
Constellation Brands, Inc.:
2.25%, 11/6/2020	100,000	99,776
3.20%, 2/15/2023	100,000	102,218
3.60%, 2/15/2028	442,000	456,007
3.70%, 12/6/2026	270,000	282,784
3.75%, 5/1/2021	30,000	30,699
4.25%, 5/1/2023	265,000	281,608
4.50%, 5/9/2047	720,000	752,414
5.25%, 11/15/2048 (b)	65,000	75,539
Diageo Capital PLC:
2.63%, 4/29/2023	368,000	372,876
3.88%, 4/29/2043	141,000	151,606
Diageo Investment Corp.:
4.25%, 5/11/2042	178,000	199,433
7.45%, 4/15/2035	180,000	262,350
Fomento Economico Mexicano SAB de CV:
2.88%, 5/10/2023 (b)	311,000	310,325
4.38%, 5/10/2043 (b)	464,000	503,046
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	320,000	305,805
3.43%, 6/15/2027	91,000	91,917
4.06%, 5/25/2023	448,000	470,490
4.42%, 5/25/2025	350,000	375,753
4.42%, 12/15/2046	150,000	149,043
4.50%, 11/15/2045	250,000	252,745
4.60%, 5/25/2028	400,000	438,220
4.99%, 5/25/2038	250,000	275,337
5.09%, 5/25/2048 (b)	130,000	144,956

167

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Molson Coors Brewing Co.:
2.10%, 7/15/2021	$ 180,000	$ 178,652
3.00%, 7/15/2026	376,000	371,409
4.20%, 7/15/2046	405,000	389,513
5.00%, 5/1/2042	175,000	184,803
PepsiCo, Inc.:
1.70%, 10/6/2021	424,000	420,672
2.00%, 4/15/2021	131,000	130,810
2.38%, 10/6/2026	137,000	136,611
2.75%, 3/5/2022	266,000	271,586
2.75%, 3/1/2023	238,000	243,284
2.75%, 4/30/2025	126,000	129,306
3.00%, 10/15/2027	543,000	564,443
3.10%, 7/17/2022	83,000	85,467
3.13%, 11/1/2020	200,000	202,712
3.45%, 10/6/2046	525,000	539,621
3.60%, 3/1/2024	679,000	720,371
3.60%, 8/13/2042	70,000	73,187
4.25%, 10/22/2044	170,000	194,728
4.45%, 4/14/2046	312,000	372,637
4.60%, 7/17/2045	160,000	192,307
		26,903,038
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	260,000	257,260
2.25%, 8/19/2023	207,000	205,936
2.60%, 8/19/2026	158,000	155,867
2.65%, 5/11/2022	455,000	458,385
3.13%, 5/1/2025	192,000	196,399
3.20%, 11/2/2027	258,000	264,303
3.45%, 10/1/2020	220,000	222,882
3.63%, 5/15/2022	500,000	515,490
3.63%, 5/22/2024	240,000	251,863
3.88%, 11/15/2021	175,000	180,402
4.40%, 5/1/2045	428,000	454,515
4.56%, 6/15/2048	245,000	265,614
4.66%, 6/15/2051	465,000	508,064
5.65%, 6/15/2042	100,000	120,885
5.75%, 3/15/2040	55,000	66,766
Baxalta, Inc.:
4.00%, 6/23/2025	329,000	350,224
5.25%, 6/23/2045 (b)	212,000	257,398
Biogen, Inc.:
2.90%, 9/15/2020	83,000	83,413
4.05%, 9/15/2025	800,000	857,904
5.20%, 9/15/2045	218,000	244,234
Celgene Corp.:
2.75%, 2/15/2023	304,000	307,195
2.88%, 8/15/2020	289,000	290,587
2.88%, 2/19/2021	105,000	105,850
3.25%, 8/15/2022	255,000	261,712
3.25%, 2/20/2023	100,000	102,758
3.45%, 11/15/2027	150,000	156,169
3.55%, 8/15/2022	132,000	136,718
3.63%, 5/15/2024	545,000	570,108
Security Description	Principal Amount	Value
3.90%, 2/20/2028	$ 250,000	$ 268,627
4.00%, 8/15/2023	1,000,000	1,053,150
4.35%, 11/15/2047	281,000	310,187
4.55%, 2/20/2048	250,000	285,257
5.00%, 8/15/2045	256,000	303,048
Gilead Sciences, Inc.:
2.55%, 9/1/2020	1,151,000	1,154,004
3.25%, 9/1/2022	179,000	184,073
3.50%, 2/1/2025	740,000	775,453
3.65%, 3/1/2026	373,000	394,235
3.70%, 4/1/2024	290,000	306,571
4.50%, 4/1/2021	111,000	114,639
4.50%, 2/1/2045	1,023,000	1,120,379
4.60%, 9/1/2035	180,000	202,010
4.75%, 3/1/2046	318,000	361,763
4.80%, 4/1/2044	141,000	160,041
		14,842,338
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	183,101
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	100,000	105,303
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	103,939
4.50%, 2/15/2047	144,000	146,304
4.63%, 7/2/2044	300,000	308,817
5.13%, 9/14/2045	19,000	20,795
Lennox International, Inc. 3.00%, 11/15/2023	25,000	25,081
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	238,000	237,729
4.25%, 7/2/2024	130,000	138,011
4.25%, 12/15/2047	300,000	280,092
Masco Corp.:
3.50%, 11/15/2027	30,000	29,674
4.38%, 4/1/2026	210,000	220,790
4.50%, 5/15/2047	50,000	47,334
Owens Corning:
4.20%, 12/15/2022	154,000	160,720
4.40%, 1/30/2048	350,000	299,705
Vulcan Materials Co.:
3.90%, 4/1/2027	64,000	65,752
4.50%, 4/1/2025	335,000	356,875
4.50%, 6/15/2047 (b)	300,000	291,993
4.70%, 3/1/2048	100,000	99,489
		3,121,504
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	100,000	101,570
3.35%, 7/31/2024	156,000	163,454
Cabot Corp.:

168

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.70%, 7/15/2022	$ 100,000	$ 102,132
4.00%, 7/1/2029	100,000	101,419
Celanese US Holdings LLC:
3.50%, 5/8/2024	60,000	61,628
4.63%, 11/15/2022	106,000	112,302
5.88%, 6/15/2021	40,000	42,390
Dow Chemical Co.:
3.15%, 5/15/2024 (f)	115,000	117,253
3.63%, 5/15/2026 (f)	200,000	207,400
4.13%, 11/15/2021	500,000	517,590
4.38%, 11/15/2042	580,000	589,239
4.63%, 10/1/2044	640,000	662,566
4.80%, 5/15/2049 (b) (f)	125,000	134,669
5.25%, 11/15/2041	351,000	391,537
9.40%, 5/15/2039	74,000	117,363
DowDuPont, Inc.:
3.77%, 11/15/2020	140,000	142,661
4.21%, 11/15/2023	300,000	321,243
4.49%, 11/15/2025	250,000	276,692
4.73%, 11/15/2028	500,000	564,660
5.32%, 11/15/2038	361,000	424,157
5.42%, 11/15/2048	299,000	363,680
Eastman Chemical Co.:
3.50%, 12/1/2021	70,000	71,615
3.60%, 8/15/2022	211,000	216,834
4.65%, 10/15/2044	327,000	338,916
Ecolab, Inc. 4.35%, 12/8/2021	150,000	157,444
Huntsman International LLC 4.50%, 5/1/2029	110,000	113,322
International Flavors & Fragrances, Inc.:
3.40%, 9/25/2020	200,000	202,398
4.38%, 6/1/2047	205,000	208,221
4.45%, 9/26/2028	125,000	135,812
LYB International Finance B.V.:
4.00%, 7/15/2023 (b)	405,000	426,360
4.88%, 3/15/2044 (b)	125,000	133,109
LYB International Finance II B.V. 3.50%, 3/2/2027	164,000	166,878
LyondellBasell Industries NV:
4.63%, 2/26/2055	405,000	407,523
5.75%, 4/15/2024	275,000	308,949
6.00%, 11/15/2021	125,000	134,038
Methanex Corp. 5.65%, 12/1/2044	100,000	95,521
Mosaic Co.:
3.25%, 11/15/2022	200,000	204,008
4.05%, 11/15/2027	108,000	111,270
4.25%, 11/15/2023	237,000	251,189
5.63%, 11/15/2043	210,000	231,208
Nutrien, Ltd.:
3.00%, 4/1/2025	100,000	100,608
3.15%, 10/1/2022	295,000	299,602
3.63%, 3/15/2024 (b)	140,000	145,152
4.13%, 3/15/2035	255,000	252,121
Security Description	Principal Amount	Value
4.20%, 4/1/2029	$ 148,000	$ 160,001
4.90%, 6/1/2043	150,000	163,620
5.00%, 4/1/2049	200,000	226,488
5.88%, 12/1/2036	50,000	59,506
6.13%, 1/15/2041	20,000	24,332
PPG Industries, Inc.:
3.20%, 3/15/2023	100,000	102,636
3.75%, 3/15/2028 (b)	100,000	106,745
Praxair, Inc.:
2.25%, 9/24/2020	200,000	200,324
3.00%, 9/1/2021	550,000	560,032
3.20%, 1/30/2026	215,000	225,402
RPM International, Inc.:
3.75%, 3/15/2027	108,000	109,471
4.25%, 1/15/2048	840,000	772,355
Sasol Financing International, Ltd. 4.50%, 11/14/2022	285,000	293,724
SASOL Financing USA LLC:
5.88%, 3/27/2024	200,000	216,406
6.50%, 9/27/2028	440,000	493,614
Sherwin-Williams Co.:
2.75%, 6/1/2022	338,000	341,421
3.45%, 6/1/2027 (b)	206,000	211,517
4.00%, 12/15/2042	88,000	85,313
4.50%, 6/1/2047	29,000	30,929
Syngenta Finance NV 3.13%, 3/28/2022	825,000	826,031
Westlake Chemical Corp.:
3.60%, 8/15/2026	135,000	137,126
4.38%, 11/15/2047 (b)	350,000	330,582
5.00%, 8/15/2046	250,000	256,920
		16,162,198
COMMERCIAL SERVICES — 0.2%
American University Series 2019, 3.67%, 4/1/2049	115,000	119,203
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	341,000	341,130
3.38%, 9/15/2025	50,000	52,762
Block Financial LLC:
5.25%, 10/1/2025	200,000	213,906
5.50%, 11/1/2022	100,000	106,512
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	45,000	48,220
Cintas Corp. No. 2 2.90%, 4/1/2022	50,000	50,797
Ecolab, Inc.:
2.38%, 8/10/2022	160,000	160,496
2.70%, 11/1/2026	85,000	85,734
3.25%, 12/1/2027	170,000	176,831
5.50%, 12/8/2041	128,000	163,470
Equifax, Inc. 2.30%, 6/1/2021	181,000	179,885

169

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
George Washington University:
Series 2014, 4.30%, 9/15/2044	$ 50,000	$ 56,908
Series 2018, 4.13%, 9/15/2048	100,000	112,142
Georgetown University:
Series A, 5.22%, 10/1/2118	100,000	123,789
Series B, 4.32%, 4/1/2049	100,000	115,941
IHS Markit, Ltd.:
3.63%, 5/1/2024	35,000	36,035
4.13%, 8/1/2023	120,000	125,423
4.25%, 5/1/2029	35,000	36,622
4.75%, 8/1/2028	310,000	337,463
Massachusetts Institute of Technology:
3.89%, 7/1/2116	40,000	42,396
4.68%, 7/1/2114	80,000	100,746
5.60%, 7/1/2111	119,000	179,071
Moody's Corp.:
2.63%, 1/15/2023	527,000	529,509
3.25%, 1/15/2028 (b)	35,000	35,692
4.25%, 2/1/2029	100,000	109,504
4.50%, 9/1/2022	95,000	100,508
4.88%, 2/15/2024	114,000	125,012
4.88%, 12/17/2048	100,000	116,458
Northwestern University Series 2017, 3.66%, 12/1/2057	225,000	241,436
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	173,873
3.30%, 7/15/2056	200,000	196,880
Princeton University 5.70%, 3/1/2039	120,000	163,697
RELX Capital, Inc. 3.50%, 3/16/2023	115,000	118,747
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	101,482
4.00%, 6/15/2025	211,000	228,789
4.40%, 2/15/2026	182,000	200,903
4.50%, 5/15/2048	300,000	344,988
Total System Services, Inc. 4.45%, 6/1/2028	725,000	777,069
University of Chicago 4.00%, 10/1/2053	60,000	64,441
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	675,000	684,686
University of Southern California:
3.03%, 10/1/2039	100,000	97,826
Series 2017, 3.84%, 10/1/2047	55,000	60,184
Verisk Analytics, Inc.:
4.13%, 3/15/2029	350,000	375,658
5.80%, 5/1/2021	100,000	106,008
Security Description	Principal Amount	Value
Western Union Co. 6.20%, 11/17/2036	$ 105,000	$ 113,502
		8,032,334
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 8/4/2021	300,000	297,183
2.10%, 9/12/2022	183,000	183,227
2.25%, 2/23/2021	1,601,000	1,606,155
2.30%, 5/11/2022	225,000	226,544
2.40%, 1/13/2023	682,000	688,418
2.40%, 5/3/2023	449,000	453,764
2.45%, 8/4/2026	347,000	345,619
2.50%, 2/9/2022	206,000	208,344
2.50%, 2/9/2025	383,000	387,048
2.70%, 5/13/2022	406,000	413,381
2.75%, 1/13/2025	369,000	377,184
2.85%, 5/6/2021	534,000	541,909
2.85%, 2/23/2023	375,000	384,206
2.85%, 5/11/2024	493,000	507,509
3.00%, 2/9/2024	120,000	123,950
3.00%, 6/20/2027	168,000	172,924
3.00%, 11/13/2027	250,000	257,530
3.20%, 5/13/2025	467,000	489,061
3.20%, 5/11/2027	436,000	454,595
3.25%, 2/23/2026	264,000	276,141
3.35%, 2/9/2027	329,000	345,901
3.45%, 5/6/2024	358,000	378,517
3.75%, 9/12/2047	133,000	139,243
3.75%, 11/13/2047	193,000	202,546
3.85%, 5/4/2043	635,000	675,513
3.85%, 8/4/2046	294,000	312,628
4.25%, 2/9/2047	415,000	465,506
4.38%, 5/13/2045	460,000	524,188
4.50%, 2/23/2036	425,000	497,326
4.65%, 2/23/2046	364,000	431,897
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (f)	150,000	153,552
4.42%, 6/15/2021 (f)	1,125,000	1,158,480
4.90%, 10/1/2026 (f)	400,000	417,308
5.30%, 10/1/2029 (f)	400,000	421,256
6.02%, 6/15/2026 (f)	220,000	242,264
8.10%, 7/15/2036 (f)	359,000	437,941
8.35%, 7/15/2046 (f)	929,000	1,172,565
Genpact Luxembourg Sarl 3.70%, 4/1/2022	340,000	339,857
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	703,000	712,181
4.40%, 10/15/2022	210,000	221,495
4.90%, 10/15/2025	380,000	415,655
6.20%, 10/15/2035	115,000	128,897
6.35%, 10/15/2045	250,000	276,815
HP, Inc.:
4.05%, 9/15/2022	264,000	275,862
4.30%, 6/1/2021	200,000	206,760

170

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
IBM Credit LLC:
1.80%, 1/20/2021	$ 100,000	$ 99,302
2.20%, 9/8/2022	100,000	99,812
2.65%, 2/5/2021	115,000	115,674
3.45%, 11/30/2020	500,000	508,220
International Business Machines Corp.:
2.25%, 2/19/2021	120,000	120,034
2.80%, 5/13/2021	227,000	229,749
2.85%, 5/13/2022	493,000	501,499
2.88%, 11/9/2022	1,180,000	1,204,627
3.00%, 5/15/2024	750,000	770,017
3.30%, 5/15/2026	350,000	362,534
3.45%, 2/19/2026	213,000	222,506
3.50%, 5/15/2029	929,000	971,650
3.63%, 2/12/2024	125,000	131,628
4.00%, 6/20/2042	250,000	258,193
4.15%, 5/15/2039	250,000	266,980
4.25%, 5/15/2049	500,000	536,925
7.13%, 12/1/2096	400,000	565,328
NetApp, Inc. 3.38%, 6/15/2021	60,000	60,729
Seagate HDD Cayman:
4.25%, 3/1/2022 (b)	186,000	189,011
4.75%, 1/1/2025 (b)	220,000	221,905
4.88%, 3/1/2024	141,000	144,669
4.88%, 6/1/2027	226,000	225,600
		26,755,437
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	128,995
Series MTN, 2.30%, 5/3/2022	205,000	207,224
Series MTN, 3.25%, 3/15/2024	327,000	343,615
Series MTN, 3.70%, 8/1/2047	55,000	58,974
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,815
3.15%, 3/15/2027	163,000	169,352
4.15%, 3/15/2047	115,000	128,817
Procter & Gamble Co.:
1.70%, 11/3/2021	65,000	64,519
1.85%, 2/2/2021	50,000	49,857
1.90%, 10/23/2020	235,000	234,634
2.30%, 2/6/2022	225,000	226,775
2.45%, 11/3/2026	147,000	147,591
2.70%, 2/2/2026	63,000	64,232
3.10%, 8/15/2023	200,000	208,018
3.50%, 10/25/2047	500,000	533,290
Unilever Capital Corp.:
1.38%, 7/28/2021 (b)	340,000	334,832
2.00%, 7/28/2026	150,000	144,591
2.20%, 5/5/2022	238,000	238,340
2.75%, 3/22/2021	200,000	202,114
Security Description	Principal Amount	Value
3.00%, 3/7/2022	$ 150,000	$ 153,434
3.25%, 3/7/2024	120,000	124,919
3.38%, 3/22/2025	100,000	104,675
3.50%, 3/22/2028	300,000	320,292
4.25%, 2/10/2021	155,000	160,096
5.90%, 11/15/2032	178,000	238,762
		4,607,763
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	98,060
4.20%, 5/15/2047	250,000	264,408
4.60%, 6/15/2045	270,000	298,968
		661,436
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 1/15/2025	300,000	303,453
3.65%, 7/21/2027	332,000	329,849
3.95%, 2/1/2022	237,000	243,691
4.45%, 12/16/2021	150,000	155,711
4.45%, 10/1/2025	252,000	264,786
4.45%, 4/3/2026	150,000	157,883
4.50%, 5/15/2021	445,000	458,924
4.63%, 10/30/2020	191,000	196,035
4.88%, 1/16/2024	400,000	428,672
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	102,575
Air Lease Corp.:
2.50%, 3/1/2021	460,000	459,862
2.63%, 7/1/2022	256,000	255,708
2.75%, 1/15/2023	100,000	99,963
3.25%, 3/1/2025	288,000	289,699
3.38%, 6/1/2021	166,000	168,508
3.50%, 1/15/2022	145,000	148,505
3.75%, 2/1/2022	125,000	128,319
3.88%, 4/1/2021	175,000	178,887
3.88%, 7/3/2023	50,000	51,949
Series GMTN, 3.75%, 6/1/2026	150,000	153,774
Aircastle, Ltd.:
4.13%, 5/1/2024	85,000	87,046
4.25%, 6/15/2026	135,000	136,688
5.00%, 4/1/2023	85,000	89,916
5.13%, 3/15/2021	85,000	88,059
5.50%, 2/15/2022	335,000	355,164
American Express Co.:
2.20%, 10/30/2020	258,000	257,378
2.50%, 8/1/2022	569,000	572,482
2.75%, 5/20/2022	200,000	202,458
3.00%, 2/22/2021	431,000	435,676
3.00%, 10/30/2024	127,000	130,042

171

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.13%, 5/20/2026	$ 200,000	$ 205,408
3.38%, 5/17/2021	200,000	203,744
3.40%, 2/27/2023	367,000	380,054
3.40%, 2/22/2024	410,000	426,970
3.70%, 11/5/2021	199,000	204,938
3.70%, 8/3/2023	560,000	588,006
4.20%, 11/6/2025	250,000	273,120
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	126,000	126,478
Series MTN, 2.25%, 5/5/2021	357,000	357,021
Series MTN, 2.70%, 3/3/2022	175,000	176,766
Series MTN, 3.30%, 5/3/2027	254,000	266,573
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	50,227
3.00%, 3/22/2022	115,000	117,194
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	114,000	136,247
BGC Partners, Inc. 5.38%, 7/24/2023	275,000	287,807
BlackRock, Inc.:
3.20%, 3/15/2027	306,000	319,638
3.25%, 4/30/2029	172,000	180,156
3.38%, 6/1/2022	330,000	342,032
Brookfield Finance, Inc.:
3.90%, 1/25/2028	308,000	313,452
4.25%, 6/2/2026 (b)	285,000	301,091
4.70%, 9/20/2047	185,000	192,914
4.85%, 3/29/2029	175,000	191,151
Capital One Bank USA NA 3.38%, 2/15/2023	684,000	696,928
Capital One Financial Corp.:
3.90%, 1/29/2024	552,000	580,318
4.75%, 7/15/2021	303,000	316,771
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	102,435
3.20%, 3/2/2027	218,000	225,153
3.20%, 1/25/2028	300,000	309,777
3.25%, 5/22/2029	200,000	206,934
3.45%, 2/13/2026	258,000	269,711
3.55%, 2/1/2024 (b)	275,000	289,484
4.45%, 7/22/2020	69,000	70,585
CME Group, Inc.:
3.00%, 3/15/2025	227,000	235,640
3.75%, 6/15/2028	275,000	298,895
4.15%, 6/15/2048	85,000	95,708
Credit Suisse USA, Inc. 7.13%, 7/15/2032	320,000	455,363
Discover Financial Services:
4.50%, 1/30/2026	300,000	321,375
5.20%, 4/27/2022	100,000	107,131
E*TRADE Financial Corp.:
2.95%, 8/24/2022	258,000	260,423
3.80%, 8/24/2027	100,000	100,887
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	186,323
Security Description	Principal Amount	Value
Franklin Resources, Inc. 2.85%, 3/30/2025	$ 350,000	$ 358,106
GE Capital International Funding Co.:
2.34%, 11/15/2020	1,203,000	1,197,214
3.37%, 11/15/2025	291,000	294,763
4.42%, 11/15/2035	1,401,000	1,386,640
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	75,000	80,324
5.38%, 11/1/2023	75,000	80,758
5.38%, 4/15/2026	145,000	156,781
5.75%, 6/1/2028	144,000	158,748
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	125,000	125,145
3.10%, 9/15/2027	100,000	102,519
3.45%, 9/21/2023	146,000	152,136
3.75%, 12/1/2025	90,000	96,065
3.75%, 9/21/2028	105,000	112,975
4.00%, 10/15/2023	252,000	268,047
4.25%, 9/21/2048	350,000	392,871
International Lease Finance Corp.:
4.63%, 4/15/2021	80,000	82,598
8.63%, 1/15/2022	319,000	363,886
Invesco Finance PLC:
3.75%, 1/15/2026	150,000	156,890
4.00%, 1/30/2024	250,000	265,097
Janus Capital Group, Inc. 4.88%, 8/1/2025	380,000	410,305
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	369,000	397,959
Jefferies Group LLC:
5.13%, 1/20/2023	100,000	107,175
6.45%, 6/8/2027	28,000	31,474
6.50%, 1/20/2043	200,000	215,392
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	265,000	255,640
Lazard Group LLC:
3.63%, 3/1/2027	250,000	252,892
3.75%, 2/13/2025	310,000	322,518
4.38%, 3/11/2029	310,000	327,034
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	117,684
Mastercard, Inc.:
2.95%, 11/21/2026	105,000	108,332
2.95%, 6/1/2029	200,000	206,270
3.38%, 4/1/2024	351,000	370,737
3.50%, 2/26/2028	30,000	32,303
3.65%, 6/1/2049	200,000	211,468
3.80%, 11/21/2046	130,000	140,150
Nasdaq, Inc. 3.85%, 6/30/2026	128,000	134,359
National Rural Utilities Cooperative Finance Corp.:

172

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.95%, 2/7/2024	$ 60,000	$ 61,558
3.70%, 3/15/2029	267,000	287,460
4.30%, 3/15/2049	265,000	298,976
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	375,000	368,212
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (d)	415,000	428,085
Series MTN, 2.30%, 9/15/2022	175,000	175,399
Series MTNC, 8.00%, 3/1/2032	110,000	159,905
ORIX Corp.:
2.90%, 7/18/2022	50,000	50,722
3.25%, 12/4/2024	200,000	206,152
3.70%, 7/18/2027	58,000	61,028
4.05%, 1/16/2024	200,000	212,070
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	204,604
Raymond James Financial, Inc. 4.95%, 7/15/2046	100,000	112,333
Stifel Financial Corp. 4.25%, 7/18/2024	432,000	452,935
Synchrony Financial:
3.70%, 8/4/2026	340,000	337,742
3.95%, 12/1/2027	219,000	218,623
4.25%, 8/15/2024	102,000	106,030
4.38%, 3/19/2024	229,000	240,425
4.50%, 7/23/2025	181,000	189,999
5.15%, 3/19/2029	300,000	323,430
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	211,000	214,610
3.30%, 4/1/2027	265,000	273,318
Visa, Inc.:
2.20%, 12/14/2020	672,000	673,216
2.75%, 9/15/2027	90,000	91,779
2.80%, 12/14/2022	247,000	253,066
3.15%, 12/14/2025	593,000	622,353
4.15%, 12/14/2035	568,000	651,394
4.30%, 12/14/2045	412,000	484,945
Western Union Co. 3.60%, 3/15/2022	150,000	153,579
		35,089,693
ELECTRIC — 1.8%
AEP Texas, Inc. 2.40%, 10/1/2022	117,000	117,278
AEP Transmission Co. LLC:
3.75%, 12/1/2047	135,000	137,751
3.80%, 6/15/2049	150,000	154,942
Alabama Power Co.:
3.85%, 12/1/2042	50,000	51,808
4.30%, 1/2/2046	155,000	172,884
6.00%, 3/1/2039	118,000	155,995
Series 17A, 2.45%, 3/30/2022	335,000	336,384
Security Description	Principal Amount	Value
Ameren Illinois Co. 3.70%, 12/1/2047	$ 215,000	$ 221,736
Appalachian Power Co.:
7.00%, 4/1/2038	186,000	256,481
Series Y, 4.50%, 3/1/2049	250,000	280,825
Arizona Public Service Co.:
2.95%, 9/15/2027	108,000	109,283
3.15%, 5/15/2025	400,000	412,220
3.75%, 5/15/2046	100,000	100,115
4.20%, 8/15/2048	100,000	107,557
4.25%, 3/1/2049	100,000	108,781
Avangrid, Inc.:
3.15%, 12/1/2024	500,000	508,615
3.80%, 6/1/2029	200,000	209,280
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	55,000	56,101
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	235,000	239,056
3.75%, 11/15/2023	270,000	284,739
3.80%, 7/15/2048	205,000	208,508
4.45%, 1/15/2049	155,000	175,054
6.13%, 4/1/2036	402,000	537,502
Black Hills Corp.:
3.15%, 1/15/2027	50,000	49,565
4.20%, 9/15/2046	50,000	50,841
4.25%, 11/30/2023	263,000	278,328
4.35%, 5/1/2033	220,000	243,258
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	150,000	148,885
2.25%, 8/1/2022	100,000	99,969
3.95%, 3/1/2048	100,000	107,995
4.50%, 4/1/2044	100,000	114,927
Series AA, 3.00%, 2/1/2027	445,000	452,943
Series K2, 6.95%, 3/15/2033 (b)	150,000	212,728
Series Z, 2.40%, 9/1/2026	150,000	147,129
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	100,000	100,154
3.60%, 11/1/2021	30,000	30,808
3.85%, 2/1/2024	75,000	78,730
4.25%, 11/1/2028	275,000	297,245
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	208,000	209,741
CMS Energy Corp.:
3.45%, 8/15/2027	108,000	111,291
4.88%, 3/1/2044	220,000	255,440
Commonwealth Edison Co.:
3.40%, 9/1/2021	330,000	337,267
3.65%, 6/15/2046	50,000	50,919
3.70%, 8/15/2028	45,000	48,455
4.00%, 8/1/2020	307,000	311,381
4.00%, 3/1/2048 (b)	310,000	334,831
4.35%, 11/15/2045	200,000	225,422
5.90%, 3/15/2036	214,000	275,549
Series 123, 3.75%, 8/15/2047	500,000	518,240

173

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Connecticut Light & Power Co.:
2.50%, 1/15/2023	$ 90,000	$ 90,775
4.00%, 4/1/2048	50,000	54,774
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	76,000	78,282
4.45%, 3/15/2044	265,000	294,078
4.50%, 12/1/2045	275,000	309,628
4.50%, 5/15/2058	100,000	111,742
Series 09-C, 5.50%, 12/1/2039	326,000	411,555
Series 12-A, 4.20%, 3/15/2042	100,000	107,488
Series 2017, 3.88%, 6/15/2047	120,000	124,223
Series A, 4.13%, 5/15/2049	200,000	215,630
Series B, 3.13%, 11/15/2027	358,000	367,716
Series C, 4.30%, 12/1/2056	200,000	215,336
Series D, 4.00%, 12/1/2028	100,000	109,949
Series E, 4.65%, 12/1/2048	100,000	116,602
Consolidated Edison, Inc. 2.00%, 5/15/2021	68,000	67,667
Consumers Energy Co.:
2.85%, 5/15/2022	210,000	213,803
3.25%, 8/15/2046	50,000	48,216
3.75%, 2/15/2050	150,000	158,088
3.95%, 5/15/2043	100,000	106,470
4.05%, 5/15/2048	125,000	139,094
Dayton Power & Light Co. 3.95%, 6/15/2049 (f)	125,000	129,242
Delmarva Power & Light Co.:
3.50%, 11/15/2023	130,000	135,938
4.15%, 5/15/2045	100,000	107,180
Dominion Energy, Inc.:
2.72%, 8/15/2021 (e)	70,000	70,132
3.07%, 8/15/2024 (e)	70,000	70,619
3.90%, 10/1/2025	135,000	143,828
4.25%, 6/1/2028	450,000	488,587
4.70%, 12/1/2044	175,000	196,758
7.00%, 6/15/2038	625,000	842,906
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (d)	150,000	155,455
Series A, 4.60%, 3/15/2049	440,000	487,876
Series B, 5.95%, 6/15/2035	150,000	183,970
Series C, 2.00%, 8/15/2021	20,000	19,813
Series C, 4.90%, 8/1/2041	150,000	168,891
Series D, 2.85%, 8/15/2026	80,000	79,184
Series F, 5.25%, 8/1/2033	193,000	227,030
DPL, Inc.:
4.35%, 4/15/2029 (f)	145,000	147,089
7.25%, 10/15/2021	122,000	131,237
DTE Electric Co.:
3.65%, 3/15/2024	152,000	159,998
3.70%, 6/1/2046	100,000	103,683
3.75%, 8/15/2047	100,000	104,973
Security Description	Principal Amount	Value
3.95%, 3/1/2049	$ 85,000	$ 92,472
Series A, 4.05%, 5/15/2048	100,000	110,425
DTE Energy Co.:
2.85%, 10/1/2026	620,000	613,106
6.38%, 4/15/2033	150,000	194,509
Series B, 2.60%, 6/15/2022	70,000	70,414
Series C, 3.40%, 6/15/2029	70,000	71,329
Series D, 3.70%, 8/1/2023	100,000	104,526
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	70,000	70,688
2.95%, 12/1/2026	222,000	226,897
3.05%, 3/15/2023	400,000	411,800
3.70%, 12/1/2047	350,000	357,028
3.75%, 6/1/2045	150,000	154,627
4.00%, 9/30/2042	231,000	246,803
4.25%, 12/15/2041	270,000	296,606
5.30%, 2/15/2040	261,000	325,078
6.05%, 4/15/2038	150,000	200,544
6.10%, 6/1/2037	150,000	197,541
Duke Energy Corp.:
1.80%, 9/1/2021	232,000	229,376
2.40%, 8/15/2022	250,000	250,440
2.65%, 9/1/2026	536,000	529,638
3.05%, 8/15/2022	189,000	192,612
3.15%, 8/15/2027	150,000	152,113
3.40%, 6/15/2029	355,000	364,148
3.55%, 9/15/2021	56,000	57,241
3.75%, 4/15/2024	207,000	218,346
4.20%, 6/15/2049	155,000	163,451
4.80%, 12/15/2045	159,000	179,148
Duke Energy Florida LLC:
3.20%, 1/15/2027	175,000	180,896
3.80%, 7/15/2028	200,000	215,484
4.20%, 7/15/2048	200,000	220,476
Duke Energy Indiana LLC 6.12%, 10/15/2035	200,000	261,720
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	150,000	161,071
3.70%, 6/15/2046	28,000	28,614
3.80%, 9/1/2023	60,000	63,154
4.30%, 2/1/2049	65,000	72,712
Duke Energy Progress LLC:
3.25%, 8/15/2025	210,000	218,581
3.45%, 3/15/2029	210,000	221,334
3.60%, 9/15/2047	254,000	253,731
4.20%, 8/15/2045	325,000	356,076
Edison International:
2.95%, 3/15/2023 (b)	150,000	143,626
5.75%, 6/15/2027	10,000	10,759
El Paso Electric Co. 5.00%, 12/1/2044	150,000	163,291
Emera US Finance L.P. 3.55%, 6/15/2026	132,000	134,698
Enel Americas SA 4.00%, 10/25/2026	36,000	37,025

174

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Enel Chile SA 4.88%, 6/12/2028	$ 411,000	$ 448,693
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	52,573
Entergy Arkansas LLC 3.50%, 4/1/2026	157,000	164,290
Entergy Corp.:
2.95%, 9/1/2026	120,000	119,862
5.13%, 9/15/2020	205,000	209,873
Entergy Louisiana LLC:
3.12%, 9/1/2027	125,000	127,446
4.00%, 3/15/2033	99,000	109,037
4.20%, 4/1/2050	100,000	110,962
4.95%, 1/15/2045	157,000	164,861
Entergy Mississippi LLC:
2.85%, 6/1/2028	620,000	621,798
3.85%, 6/1/2049	50,000	52,328
Entergy Texas, Inc.:
4.00%, 3/30/2029	100,000	107,620
4.50%, 3/30/2039	300,000	333,033
Evergy, Inc. 4.85%, 6/1/2021	120,000	124,235
Eversource Energy:
2.50%, 3/15/2021	350,000	350,896
2.80%, 5/1/2023	100,000	101,143
Series L, 2.90%, 10/1/2024	108,000	109,594
Series M, 3.30%, 1/15/2028	500,000	509,305
Series O, 4.25%, 4/1/2029	75,000	82,411
Exelon Corp.:
2.45%, 4/15/2021	155,000	154,805
3.95%, 6/15/2025	110,000	117,107
4.45%, 4/15/2046	301,000	322,151
5.10%, 6/15/2045	168,000	196,273
Exelon Generation Co. LLC:
3.40%, 3/15/2022	100,000	102,374
4.00%, 10/1/2020	200,000	203,040
4.25%, 6/15/2022	522,000	546,320
5.60%, 6/15/2042	534,000	594,678
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	112,000	113,289
Series B, 3.90%, 7/15/2027	109,000	114,368
Series B, 4.25%, 3/15/2023	191,000	201,746
Series C, 4.85%, 7/15/2047	128,000	144,300
Series C, 7.38%, 11/15/2031	685,000	937,724
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	104,058
3.95%, 3/1/2048	125,000	136,080
3.99%, 3/1/2049	460,000	504,050
4.05%, 10/1/2044	145,000	158,946
5.69%, 3/1/2040	150,000	193,752
5.96%, 4/1/2039	100,000	131,974
Fortis, Inc. 2.10%, 10/4/2021	65,000	64,336
Georgia Power Co.:
4.30%, 3/15/2042	955,000	1,010,524
Series C, 2.00%, 9/8/2020	240,000	238,670
Security Description	Principal Amount	Value
Gulf Power Co. Series A, 3.30%, 5/30/2027	$ 50,000	$ 51,900
Iberdrola International B.V. 6.75%, 7/15/2036	275,000	363,066
Indiana Michigan Power Co.:
3.85%, 5/15/2028	100,000	107,776
6.05%, 3/15/2037	130,000	166,237
Series K, 4.55%, 3/15/2046	306,000	344,890
Interstate Power & Light Co.:
3.60%, 4/1/2029	371,000	387,420
3.70%, 9/15/2046	85,000	82,318
6.25%, 7/15/2039	50,000	64,954
ITC Holdings Corp.:
2.70%, 11/15/2022	164,000	164,576
3.25%, 6/30/2026	115,000	116,840
3.35%, 11/15/2027	108,000	110,818
3.65%, 6/15/2024	25,000	25,929
Kansas City Power & Light Co.:
4.20%, 6/15/2047	315,000	346,875
4.20%, 3/15/2048	100,000	110,467
Kentucky Utilities Co. 4.38%, 10/1/2045	80,000	90,148
LG&E & KU Energy LLC 3.75%, 11/15/2020	401,000	406,947
Louisville Gas & Electric Co. 4.25%, 4/1/2049	65,000	72,880
MidAmerican Energy Co.:
3.10%, 5/1/2027	100,000	102,813
3.50%, 10/15/2024	150,000	158,076
4.25%, 5/1/2046	85,000	95,573
4.80%, 9/15/2043	150,000	179,382
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	226,000	229,831
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	693,000	741,337
Series N, 6.65%, 4/1/2036	100,000	136,281
Series R, 6.75%, 7/1/2037	15,000	20,707
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	150,000	151,432
2.90%, 4/1/2022	125,000	126,962
3.15%, 4/1/2024	200,000	205,752
3.20%, 2/25/2022	100,000	101,894
3.25%, 4/1/2026	345,000	354,498
3.50%, 4/1/2029 (b)	200,000	207,952
3.55%, 5/1/2027	283,000	295,415
4.50%, 6/1/2021	170,000	175,941
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (d)	100,000	102,965
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	380,000	357,265
Series H, 3.34%, 9/1/2020	476,000	481,441
Northern States Power Co.:

175

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.15%, 8/15/2022	$ 160,000	$ 159,850
5.35%, 11/1/2039	100,000	125,488
6.25%, 6/1/2036	150,000	201,195
NorthWestern Corp. 4.18%, 11/15/2044	250,000	267,667
NSTAR Electric Co.:
3.20%, 5/15/2027	280,000	288,672
3.25%, 5/15/2029	325,000	337,239
4.40%, 3/1/2044	100,000	111,632
NV Energy, Inc. 6.25%, 11/15/2020	300,000	315,348
Oglethorpe Power Corp.:
5.05%, 10/1/2048	275,000	318,750
5.95%, 11/1/2039	450,000	554,998
Ohio Power Co.:
4.00%, 6/1/2049	45,000	48,256
4.15%, 4/1/2048	100,000	108,802
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	200,000	211,158
4.15%, 4/1/2047	450,000	473,512
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024 (f)	100,000	101,940
3.70%, 11/15/2028 (f)	100,000	107,581
3.70%, 11/15/2028	150,000	161,268
3.80%, 9/30/2047	120,000	127,009
3.80%, 6/1/2049 (f)	100,000	105,639
4.10%, 11/15/2048	150,000	167,379
5.30%, 6/1/2042	50,000	63,234
7.00%, 9/1/2022	423,000	483,366
7.00%, 5/1/2032	190,000	266,310
PacifiCorp:
3.50%, 6/15/2029	65,000	69,465
3.85%, 6/15/2021	390,000	400,768
4.10%, 2/1/2042	50,000	54,298
4.13%, 1/15/2049	250,000	275,052
4.15%, 2/15/2050	100,000	110,627
6.35%, 7/15/2038	180,000	245,385
PECO Energy Co.:
3.15%, 10/15/2025	150,000	155,190
3.90%, 3/1/2048	380,000	405,008
4.15%, 10/1/2044	100,000	109,152
PNM Resources, Inc. 3.25%, 3/9/2021	100,000	101,035
Potomac Electric Power Co. 3.60%, 3/15/2024	150,000	157,731
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	149,580
3.50%, 12/1/2022	200,000	205,640
4.00%, 9/15/2047	300,000	289,476
5.00%, 3/15/2044	205,000	228,872
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	215,000	235,025
4.15%, 10/1/2045	100,000	109,997
6.25%, 5/15/2039	250,000	335,582
Security Description	Principal Amount	Value
Progress Energy, Inc. 7.75%, 3/1/2031	$ 348,000	$ 487,200
PSEG Power LLC 3.00%, 6/15/2021	160,000	161,475
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	100,710
3.70%, 6/15/2028	400,000	431,228
3.80%, 6/15/2047	100,000	104,440
4.05%, 9/15/2049	220,000	241,303
4.10%, 6/15/2048	185,000	204,112
4.30%, 3/15/2044	100,000	111,795
Public Service Co. of New Hampshire 3.60%, 7/1/2049	100,000	102,098
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,929
Series MTN, 2.25%, 9/15/2026	239,000	232,478
Series MTN, 2.38%, 5/15/2023	100,000	100,362
Series MTN, 3.00%, 5/15/2027	55,000	55,985
Series MTN, 3.20%, 5/15/2029	200,000	207,762
Series MTN, 3.60%, 12/1/2047	615,000	629,434
Series MTN, 3.70%, 5/1/2028	175,000	188,646
Series MTN, 3.80%, 3/1/2046	290,000	306,017
Series MTN, 3.85%, 5/1/2049	165,000	176,733
Series MTN, 3.95%, 5/1/2042	40,000	42,860
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	150,000	150,358
Puget Energy, Inc.:
3.65%, 5/15/2025	127,000	129,727
5.63%, 7/15/2022	300,000	322,278
6.00%, 9/1/2021	100,000	107,129
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	133,470
San Diego Gas & Electric Co.:
4.15%, 5/15/2048 (b)	400,000	417,232
Series RRR, 3.75%, 6/1/2047	160,000	155,307
Series TTT, 4.10%, 6/15/2049	100,000	103,276
Sempra Energy:
2.88%, 10/1/2022	305,000	307,849
2.90%, 2/1/2023	535,000	539,264
3.40%, 2/1/2028	400,000	399,116
3.55%, 6/15/2024	123,000	126,919
3.75%, 11/15/2025	50,000	51,539
3.80%, 2/1/2038	152,000	146,884
4.00%, 2/1/2048	203,000	198,491
4.05%, 12/1/2023	262,000	275,938
6.00%, 10/15/2039	205,000	247,566

176

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Sierra Pacific Power Co. 2.60%, 5/1/2026	$ 210,000	$ 207,717
South Carolina Electric & Gas Co.:
4.25%, 8/15/2028	65,000	72,297
4.35%, 2/1/2042	396,000	430,420
4.60%, 6/15/2043	150,000	169,878
5.45%, 2/1/2041	120,000	147,725
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	71,155
4.65%, 10/1/2043	150,000	160,824
5.50%, 3/15/2040	450,000	520,078
5.63%, 2/1/2036	200,000	231,582
6.00%, 1/15/2034	100,000	119,556
Series 05-E, 5.35%, 7/15/2035	190,000	212,889
Series 06-E, 5.55%, 1/15/2037	100,000	114,665
Series 13-A, 3.90%, 3/15/2043	460,000	448,100
Series A, 2.90%, 3/1/2021	485,000	485,645
Series A, 4.20%, 3/1/2029	100,000	106,355
Series B, 3.65%, 3/1/2028	225,000	230,175
Series B, 4.88%, 3/1/2049	300,000	337,278
Series E, 3.70%, 8/1/2025	60,000	62,032
Southern Co.:
2.95%, 7/1/2023	397,000	402,816
3.25%, 7/1/2026	374,000	379,651
4.25%, 7/1/2036	802,000	830,038
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	150,000	153,487
Southern Power Co.:
4.15%, 12/1/2025	114,000	121,291
Series E, 2.50%, 12/15/2021	50,000	50,009
Southwestern Electric Power Co.:
Series J, 3.90%, 4/1/2045	200,000	198,964
Series K, 2.75%, 10/1/2026	240,000	235,632
Series L, 3.85%, 2/1/2048	660,000	651,097
Southwestern Public Service Co.:
3.75%, 6/15/2049	350,000	357,245
6.00%, 10/1/2036	50,000	60,990
Series 6, 4.40%, 11/15/2048	200,000	225,494
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	78,239
4.30%, 6/15/2048	325,000	353,909
Tucson Electric Power Co.:
3.05%, 3/15/2025	150,000	151,687
4.85%, 12/1/2048	200,000	233,698
Union Electric Co.:
2.95%, 6/15/2027	205,000	208,276
3.50%, 3/15/2029	300,000	317,517
3.65%, 4/15/2045	60,000	61,329
4.00%, 4/1/2048	200,000	216,410
Virginia Electric & Power Co.:
2.95%, 1/15/2022	200,000	202,896
Security Description	Principal Amount	Value
6.35%, 11/30/2037	$ 160,000	$ 212,699
Series A, 3.15%, 1/15/2026	227,000	234,103
Series B, 2.95%, 11/15/2026	150,000	152,316
Series B, 3.80%, 9/15/2047	100,000	102,667
Series B, 4.20%, 5/15/2045	150,000	161,967
Series C, 2.75%, 3/15/2023	272,000	275,800
Series C, 4.00%, 11/15/2046	110,000	116,134
WEC Energy Group, Inc.:
3.10%, 3/8/2022	90,000	91,607
3.38%, 6/15/2021	212,000	216,075
Westar Energy, Inc.:
3.10%, 4/1/2027	250,000	256,357
4.10%, 4/1/2043	100,000	107,252
4.25%, 12/1/2045	175,000	191,280
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	250,000	253,272
5.70%, 12/1/2036	100,000	129,099
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	100,000	101,814
3.05%, 10/15/2027	200,000	203,346
6.38%, 8/15/2037	140,000	191,170
Xcel Energy, Inc. 4.00%, 6/15/2028	109,000	117,309
		72,984,077
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Hubbell, Inc.:
3.15%, 8/15/2027	150,000	147,679
3.35%, 3/1/2026	50,000	50,135
		197,814
ELECTRONICS — 0.1%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	250,000	251,525
5.00%, 7/15/2020	164,000	167,939
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	50,000	50,498
3.55%, 10/1/2027	192,000	189,231
Amphenol Corp.:
3.20%, 4/1/2024	100,000	102,547
4.35%, 6/1/2029 (b)	150,000	162,409
Arrow Electronics, Inc.:
3.50%, 4/1/2022	100,000	101,602
3.88%, 1/12/2028	128,000	126,724
Avnet, Inc. 4.88%, 12/1/2022	105,000	111,335
Corning, Inc.:
4.38%, 11/15/2057	250,000	243,805
5.85%, 11/15/2068	150,000	178,134
Flex, Ltd.:
4.75%, 6/15/2025	50,000	51,919
4.88%, 6/15/2029	250,000	254,377
FLIR Systems, Inc. 3.13%, 6/15/2021	225,000	226,339

177

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Fortive Corp.:
2.35%, 6/15/2021	$ 50,000	$ 49,889
3.15%, 6/15/2026	203,000	203,144
Honeywell International, Inc.:
1.85%, 11/1/2021	705,000	700,157
2.50%, 11/1/2026	250,000	249,915
3.81%, 11/21/2047	100,000	106,948
4.25%, 3/1/2021	64,000	66,181
Jabil, Inc.:
3.95%, 1/12/2028	671,000	656,976
5.63%, 12/15/2020	150,000	155,687
Tech Data Corp.:
3.70%, 2/15/2022	163,000	165,817
4.95%, 2/15/2027	191,000	199,087
Trimble, Inc.:
4.15%, 6/15/2023	300,000	311,226
4.75%, 12/1/2024	230,000	245,336
Tyco Electronics Group SA:
3.13%, 8/15/2027	194,000	194,281
3.70%, 2/15/2026	148,000	153,460
		5,676,488
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 4.25%, 9/15/2028	100,000	103,206
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	95,000	95,491
3.20%, 3/15/2025	125,000	129,176
3.38%, 11/15/2027	145,000	151,028
3.55%, 6/1/2022	300,000	308,994
4.75%, 5/15/2023	216,000	233,155
Waste Connections, Inc.:
3.50%, 5/1/2029	150,000	156,032
4.25%, 12/1/2028	55,000	60,188
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	100,262
2.90%, 9/15/2022	141,000	143,728
2.95%, 6/15/2024	45,000	46,239
3.15%, 11/15/2027	183,000	189,041
3.20%, 6/15/2026	100,000	104,082
3.45%, 6/15/2029	100,000	105,373
3.50%, 5/15/2024	150,000	157,254
3.90%, 3/1/2035	250,000	264,497
4.00%, 7/15/2039	105,000	112,849
4.10%, 3/1/2045	200,000	215,960
4.15%, 7/15/2049	125,000	136,715
4.60%, 3/1/2021	100,000	103,247
		2,813,311
FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021	100,000	101,268
Security Description	Principal Amount	Value
3.30%, 3/19/2025	$ 200,000	$ 201,920
3.65%, 3/15/2023	150,000	154,503
3.80%, 8/2/2042	50,000	43,617
3.95%, 3/15/2025	100,000	104,334
4.15%, 3/15/2028	150,000	157,045
4.25%, 4/15/2021	236,000	242,971
4.80%, 3/15/2048 (b)	440,000	446,556
Conagra Brands, Inc.:
3.20%, 1/25/2023	247,000	252,138
3.80%, 10/22/2021	123,000	126,407
4.30%, 5/1/2024	65,000	69,035
4.60%, 11/1/2025	105,000	114,103
4.85%, 11/1/2028	216,000	239,313
5.30%, 11/1/2038	95,000	102,952
5.40%, 11/1/2048	105,000	115,232
7.00%, 10/1/2028	300,000	371,673
Flowers Foods, Inc.:
3.50%, 10/1/2026	300,000	300,840
4.38%, 4/1/2022	100,000	104,465
General Mills, Inc.:
3.20%, 4/16/2021	185,000	187,771
3.20%, 2/10/2027 (b)	100,000	101,501
3.70%, 10/17/2023	260,000	272,488
4.00%, 4/17/2025	104,000	110,632
4.20%, 4/17/2028	179,000	193,282
4.55%, 4/17/2038	300,000	319,143
4.70%, 4/17/2048 (b)	250,000	269,272
Hershey Co.:
2.30%, 8/15/2026	61,000	59,834
3.38%, 8/15/2046	50,000	49,863
4.13%, 12/1/2020	400,000	410,428
Ingredion, Inc. 4.63%, 11/1/2020	368,000	377,925
JM Smucker Co.:
3.38%, 12/15/2027 (b)	295,000	301,071
3.50%, 3/15/2025	258,000	267,025
4.25%, 3/15/2035	100,000	102,713
4.38%, 3/15/2045	25,000	25,323
Kellogg Co.:
3.13%, 5/17/2022	100,000	101,907
3.25%, 5/14/2021	50,000	50,879
3.25%, 4/1/2026	205,000	208,030
3.40%, 11/15/2027	408,000	415,242
4.30%, 5/15/2028	250,000	270,920
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	181,000	207,176
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	216,000	216,382
3.00%, 6/1/2026	405,000	394,284
3.50%, 6/6/2022	906,000	929,610
3.50%, 7/15/2022	286,000	292,635
3.95%, 7/15/2025	173,000	179,953
4.38%, 6/1/2046	610,000	577,963
5.00%, 7/15/2035 (b)	275,000	289,545
5.00%, 6/4/2042	367,000	377,742

178

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.20%, 7/15/2045	$ 572,000	$ 598,667
Kroger Co.:
2.60%, 2/1/2021	162,000	162,476
2.65%, 10/15/2026 (b)	246,000	237,127
3.70%, 8/1/2027	73,000	75,226
3.88%, 10/15/2046	75,000	67,138
4.45%, 2/1/2047 (b)	504,000	492,942
4.65%, 1/15/2048 (b)	275,000	276,389
5.40%, 7/15/2040	365,000	394,926
5.40%, 1/15/2049	169,000	187,766
6.90%, 4/15/2038	246,000	309,630
McCormick & Co., Inc.:
3.40%, 8/15/2027	358,000	365,991
4.20%, 8/15/2047 (b)	150,000	155,820
Mondelez International, Inc.:
3.63%, 2/13/2026	200,000	210,150
4.63%, 5/7/2048	426,000	460,293
Sysco Corp.:
2.60%, 10/1/2020	90,000	90,271
3.25%, 7/15/2027	600,000	611,340
3.75%, 10/1/2025	288,000	305,626
4.50%, 4/1/2046	100,000	108,479
Tyson Foods, Inc.:
2.25%, 8/23/2021	35,000	34,906
3.90%, 9/28/2023	400,000	421,108
4.00%, 3/1/2026	65,000	69,189
4.35%, 3/1/2029	90,000	98,380
4.50%, 6/15/2022	320,000	337,798
4.55%, 6/2/2047	200,000	208,952
4.88%, 8/15/2034	70,000	79,789
5.15%, 8/15/2044	487,000	544,778
		17,714,068
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	108,000	110,036
4.50%, 8/1/2024	100,000	105,450
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (b)	58,000	58,407
5.25%, 5/12/2024	413,000	438,602
5.50%, 1/17/2027	524,000	562,928
International Paper Co.:
3.00%, 2/15/2027 (b)	380,000	376,040
3.80%, 1/15/2026	447,000	468,384
4.40%, 8/15/2047	262,000	255,846
5.15%, 5/15/2046	175,000	187,310
6.00%, 11/15/2041	67,000	78,552
7.50%, 8/15/2021	102,000	112,576
Suzano Austria GmbH:
5.00%, 1/15/2030 (f)	550,000	555,956
6.00%, 1/15/2029 (f)	544,000	594,217
		3,904,304
Security Description	Principal Amount	Value
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	$ 345,000	$ 351,790
4.13%, 10/15/2044	162,000	177,396
4.13%, 3/15/2049	80,000	88,249
4.15%, 1/15/2043	100,000	108,490
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	200,000	206,142
Dominion Energy Gas Holdings LLC 4.80%, 11/1/2043	200,000	227,876
National Fuel Gas Co.:
3.75%, 3/1/2023	157,000	160,788
4.75%, 9/1/2028	450,000	472,248
5.20%, 7/15/2025	50,000	53,908
NiSource, Inc.:
2.65%, 11/17/2022	170,000	171,127
3.49%, 5/15/2027	90,000	93,062
3.65%, 6/15/2023	500,000	517,640
3.95%, 3/30/2048	219,000	219,707
4.38%, 5/15/2047	436,000	466,895
4.80%, 2/15/2044	141,000	157,229
ONE Gas, Inc. 4.50%, 11/1/2048	130,000	148,633
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	350,000	364,840
3.64%, 11/1/2046	100,000	95,323
Southern California Gas Co.:
Series TT, 2.60%, 6/15/2026	211,000	206,082
Series WW, 3.95%, 2/15/2050	50,000	51,937
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	265,000	263,927
Southwest Gas Corp.:
3.70%, 4/1/2028	350,000	368,245
3.80%, 9/29/2046	100,000	98,147
4.15%, 6/1/2049	30,000	31,408
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	35,000	35,050
		5,136,139
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	327,000	340,489
Snap-on, Inc.:
3.25%, 3/1/2027	45,000	46,418
4.10%, 3/1/2048	85,000	92,180
Stanley Black & Decker, Inc.:
3.40%, 12/1/2021	210,000	214,315
3.40%, 3/1/2026	318,000	332,122
4.25%, 11/15/2028	150,000	167,093
		1,192,617
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:

179

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.90%, 11/30/2021	$ 722,000	$ 733,711
3.40%, 11/30/2023	79,000	82,359
3.75%, 11/30/2026	251,000	271,891
3.88%, 9/15/2025	40,000	43,053
4.75%, 11/30/2036	771,000	912,209
4.90%, 11/30/2046	554,000	683,276
6.00%, 4/1/2039	275,000	364,603
6.15%, 11/30/2037	165,000	220,217
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	49,341
2.60%, 8/15/2026	250,000	248,837
3.50%, 8/15/2046	200,000	186,786
Becton Dickinson and Co.:
2.89%, 6/6/2022	188,000	190,529
3.13%, 11/8/2021	317,000	321,635
3.25%, 11/12/2020	258,000	260,242
3.36%, 6/6/2024	263,000	271,440
3.70%, 6/6/2027	173,000	180,595
3.73%, 12/15/2024	28,000	29,342
4.67%, 6/6/2047	140,000	157,070
Boston Scientific Corp.:
3.45%, 3/1/2024	160,000	167,130
3.75%, 3/1/2026	420,000	446,229
4.00%, 3/1/2028	300,000	322,965
4.00%, 3/1/2029	840,000	909,376
4.55%, 3/1/2039	410,000	455,596
4.70%, 3/1/2049	165,000	188,352
Danaher Corp.:
3.35%, 9/15/2025	65,000	67,975
4.38%, 9/15/2045	160,000	177,654
Edwards Lifesciences Corp. 4.30%, 6/15/2028	500,000	541,115
Koninklijke Philips NV:
5.00%, 3/15/2042	300,000	349,908
6.88%, 3/11/2038	100,000	138,241
Medtronic Global Holdings SCA 3.35%, 4/1/2027	284,000	301,219
Medtronic, Inc.:
3.15%, 3/15/2022	587,000	603,471
3.50%, 3/15/2025	1,392,000	1,474,838
4.63%, 3/15/2045	695,000	840,359
Stryker Corp.:
2.63%, 3/15/2021	270,000	271,166
3.38%, 11/1/2025	75,000	78,893
3.50%, 3/15/2026	209,000	218,842
3.65%, 3/7/2028	100,000	106,190
4.10%, 4/1/2043	435,000	453,622
4.63%, 3/15/2046	240,000	275,362
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	387,000	390,100
3.00%, 4/15/2023	179,000	183,237
3.20%, 8/15/2027	215,000	219,878
3.65%, 12/15/2025	100,000	105,324
4.10%, 8/15/2047	185,000	198,218
5.30%, 2/1/2044	115,000	140,490
Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	$ 310,000	$ 320,292
3.70%, 3/19/2023	300,000	309,624
		15,462,802
HEALTH CARE SERVICES — 0.6%
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	45,000	48,777
4.27%, 8/15/2048	30,000	33,836
Aetna, Inc.:
2.75%, 11/15/2022	125,000	125,718
2.80%, 6/15/2023	105,000	105,491
3.50%, 11/15/2024	300,000	309,414
4.50%, 5/15/2042	541,000	537,413
4.75%, 3/15/2044	220,000	224,974
6.63%, 6/15/2036	156,000	194,126
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	30,614
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	211,990
Anthem, Inc.:
2.50%, 11/21/2020	177,000	177,301
2.95%, 12/1/2022	107,000	108,522
3.30%, 1/15/2023	365,000	375,621
3.50%, 8/15/2024	229,000	237,830
3.65%, 12/1/2027	521,000	540,652
4.10%, 3/1/2028	205,000	219,286
4.55%, 3/1/2048	160,000	174,139
4.63%, 5/15/2042	236,000	256,867
4.65%, 1/15/2043	283,000	308,060
4.65%, 8/15/2044	165,000	179,961
Ascension Health 3.95%, 11/15/2046	205,000	221,451
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	52,901
4.19%, 11/15/2045	365,000	401,234
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	71,375
Children's Hospital Medical Center 4.27%, 5/15/2044	200,000	223,386
Cigna Corp.:
3.75%, 7/15/2023 (f)	150,000	156,102
4.13%, 11/15/2025 (f)	265,000	281,894
4.38%, 10/15/2028 (f)	200,000	215,822
4.80%, 8/15/2038 (f)	645,000	694,523
4.90%, 12/15/2048 (b) (f)	670,000	731,680
Cigna Holding Co.:
3.05%, 10/15/2027	349,000	345,405
3.25%, 4/15/2025	301,000	306,048
3.88%, 10/15/2047	170,000	158,386
4.00%, 2/15/2022	84,000	86,802
4.50%, 3/15/2021	427,000	438,994

180

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.38%, 2/15/2042	$ 125,000	$ 143,129
CommonSpirit Health 4.35%, 11/1/2042	275,000	276,400
Coventry Health Care, Inc. 5.45%, 6/15/2021	162,000	169,907
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	107,803
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	100,000	109,503
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	44,248
4.50%, 7/1/2057	500,000	582,895
HCA, Inc.:
4.13%, 6/15/2029	175,000	180,259
4.50%, 2/15/2027	225,000	239,890
4.75%, 5/1/2023	214,000	228,755
5.00%, 3/15/2024	310,000	337,677
5.13%, 6/15/2039	100,000	104,179
5.25%, 4/15/2025	245,000	271,264
5.25%, 6/15/2026	225,000	248,845
5.25%, 6/15/2049	300,000	312,816
5.50%, 6/15/2047	270,000	289,451
5.88%, 3/15/2022	392,000	429,405
Humana, Inc.:
2.50%, 12/15/2020	225,000	224,996
3.85%, 10/1/2024	110,000	115,214
3.95%, 3/15/2027	50,000	52,175
4.63%, 12/1/2042	405,000	423,695
4.95%, 10/1/2044	29,000	32,117
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	35,000	37,267
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	209,000	215,268
4.15%, 5/1/2047	162,000	180,530
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	265,000	269,831
4.63%, 11/15/2020	111,000	113,650
4.70%, 2/1/2045	365,000	377,227
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	55,699
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	340,000	381,225
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	73,132
Mercy Health Series 2018, 4.30%, 7/1/2028	25,000	27,578
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	50,788
Security Description	Principal Amount	Value
New York and Presbyterian Hospital 4.02%, 8/1/2045	$ 25,000	$ 27,672
Northwell Healthcare, Inc. 3.98%, 11/1/2046	160,000	163,293
NYU Langone Hospitals:
4.37%, 7/1/2047	65,000	71,898
4.78%, 7/1/2044	50,000	57,310
Orlando Health Obligated Group 4.09%, 10/1/2048	45,000	47,773
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	20,000	20,055
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	120,112
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	70,000	72,587
Series H, 2.75%, 10/1/2026	50,000	49,904
Series I, 3.74%, 10/1/2047	50,000	50,906
Quest Diagnostics, Inc.:
3.45%, 6/1/2026 (b)	250,000	258,352
4.20%, 6/30/2029	500,000	537,030
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	51,837
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	190,000	198,596
Stanford Health Care Series 2018, 3.80%, 11/15/2048	965,000	1,035,223
Sutter Health:
Series 2018, 3.70%, 8/15/2028	100,000	106,598
Series 2018, 4.09%, 8/15/2048	100,000	107,854
Toledo Hospital 5.75%, 11/15/2038 (g)	350,000	403,644
Trinity Health Corp. 4.13%, 12/1/2045	25,000	27,150
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	430,000	428,280
2.13%, 3/15/2021	143,000	142,734
2.38%, 10/15/2022	146,000	146,511
2.70%, 7/15/2020	267,000	268,137
2.95%, 10/15/2027	219,000	222,438
3.10%, 3/15/2026	432,000	446,472
3.15%, 6/15/2021	250,000	254,400
3.35%, 7/15/2022	451,000	465,396
3.38%, 4/15/2027	429,000	448,755
3.45%, 1/15/2027	108,000	113,459
3.50%, 2/15/2024	540,000	566,141
3.70%, 12/15/2025	240,000	255,830
3.75%, 7/15/2025	979,000	1,045,308
3.75%, 10/15/2047	130,000	133,233
3.88%, 10/15/2020	100,000	101,612
3.88%, 12/15/2028	250,000	272,232

181

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.95%, 10/15/2042	$ 145,000	$ 152,092
4.20%, 1/15/2047	33,000	36,118
4.25%, 4/15/2047	140,000	154,309
4.25%, 6/15/2048	300,000	332,712
4.45%, 12/15/2048	45,000	51,709
5.95%, 2/15/2041	125,000	163,943
6.88%, 2/15/2038	234,000	338,170
		25,441,198
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	224,000	223,857
4.75%, 2/15/2023	190,000	200,678
		424,535
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	408,000	405,152
4.40%, 3/15/2029	100,000	104,674
Whirlpool Corp.:
3.70%, 5/1/2025	200,000	207,728
4.00%, 3/1/2024	360,000	377,385
4.50%, 6/1/2046	265,000	252,134
4.75%, 2/26/2029	500,000	537,970
		1,885,043
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 4.88%, 12/6/2028	100,000	110,750
Church & Dwight Co., Inc. 3.95%, 8/1/2047	200,000	201,614
Clorox Co.:
3.50%, 12/15/2024	116,000	122,161
3.90%, 5/15/2028	200,000	216,396
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	100,776
2.75%, 2/15/2026	50,000	50,837
3.20%, 4/25/2029	300,000	315,033
3.95%, 11/1/2028	55,000	60,991
6.63%, 8/1/2037	231,000	330,217
		1,508,775
HOUSEWARES — 0.0% (a)
Newell Brands, Inc.:
3.85%, 4/1/2023	242,000	245,749
4.20%, 4/1/2026	277,000	273,623
5.38%, 4/1/2036	206,000	203,493
5.50%, 4/1/2046	750,000	724,627
		1,447,492
INSURANCE — 0.9%
Aflac, Inc.:
3.63%, 11/15/2024	210,000	222,155
4.75%, 1/15/2049	300,000	352,647
Security Description	Principal Amount	Value
Alleghany Corp.:
4.90%, 9/15/2044	$ 125,000	$ 136,194
4.95%, 6/27/2022	50,000	53,602
Allstate Corp.:
3.85%, 8/10/2049	250,000	264,210
4.20%, 12/15/2046	140,000	156,066
5.35%, 6/1/2033	49,000	60,809
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	350,000	397,967
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	250,000	262,100
American Financial Group, Inc.:
3.50%, 8/15/2026	85,000	85,671
4.50%, 6/15/2047	185,000	187,377
American International Group, Inc.:
3.30%, 3/1/2021	521,000	528,018
3.75%, 7/10/2025	207,000	217,112
3.88%, 1/15/2035	360,000	359,550
4.13%, 2/15/2024	260,000	275,335
4.25%, 3/15/2029 (b)	100,000	107,216
4.50%, 7/16/2044	395,000	416,824
4.70%, 7/10/2035	179,000	195,097
4.75%, 4/1/2048	100,000	110,023
4.88%, 6/1/2022	925,000	990,684
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (d)	200,000	258,064
Aon Corp.:
3.75%, 5/2/2029	100,000	104,240
4.50%, 12/15/2028	350,000	385,031
8.21%, 1/1/2027	250,000	308,450
Aon PLC:
2.80%, 3/15/2021	130,000	130,805
3.50%, 6/14/2024	150,000	155,886
4.00%, 11/27/2023	105,000	110,685
4.60%, 6/14/2044	70,000	76,586
Arch Capital Finance LLC 4.01%, 12/15/2026	130,000	139,684
Arch Capital Group US, Inc. 5.14%, 11/1/2043	175,000	208,623
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	245,000	259,793
Assurant, Inc.:
4.00%, 3/15/2023	100,000	103,241
4.20%, 9/27/2023	125,000	129,922
4.90%, 3/27/2028	100,000	108,137
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	245,000	255,234
4.35%, 4/20/2028	235,000	247,046
5.00%, 4/20/2048	410,000	422,689
AXA SA 8.60%, 12/15/2030	191,000	272,353

182

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
AXIS Specialty Finance LLC 3.90%, 7/15/2029	$ 200,000	$ 204,312
AXIS Specialty Finance PLC 4.00%, 12/6/2027	170,000	175,569
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/2022	139,000	143,017
4.20%, 8/15/2048	208,000	232,263
4.25%, 1/15/2021	281,000	290,251
4.25%, 1/15/2049	815,000	916,264
4.30%, 5/15/2043	150,000	168,126
4.40%, 5/15/2042	275,000	312,669
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	75,000	75,206
2.75%, 3/15/2023	513,000	523,096
3.13%, 3/15/2026	475,000	491,853
3.75%, 8/15/2021	112,000	115,893
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	285,000	270,904
4.70%, 6/22/2047	490,000	409,395
Brown & Brown, Inc. 4.50%, 3/15/2029	235,000	247,977
Chubb Corp. 6.00%, 5/11/2037	280,000	375,304
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	127,000	127,063
2.70%, 3/13/2023	300,000	304,578
3.15%, 3/15/2025	200,000	208,788
3.35%, 5/3/2026	317,000	332,032
4.35%, 11/3/2045	600,000	698,826
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	127,112
CNA Financial Corp.:
3.45%, 8/15/2027	335,000	339,794
4.50%, 3/1/2026	205,000	221,131
Enstar Group, Ltd. 4.95%, 6/1/2029	350,000	354,595
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	160,000	168,584
Fidelity National Financial, Inc. 5.50%, 9/1/2022	245,000	265,680
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	52,976
Hartford Financial Services Group, Inc. 4.40%, 3/15/2048	286,000	311,626
Kemper Corp. 4.35%, 2/15/2025	70,000	73,219
Lincoln National Corp.:
3.63%, 12/12/2026	260,000	271,055
3.80%, 3/1/2028	170,000	178,367
4.00%, 9/1/2023	230,000	243,409
4.35%, 3/1/2048	145,000	152,356
6.15%, 4/7/2036	200,000	248,230
6.30%, 10/9/2037	100,000	127,108
Loews Corp.:
Security Description	Principal Amount	Value
3.75%, 4/1/2026	$ 205,000	$ 216,111
4.13%, 5/15/2043	250,000	258,927
Manulife Financial Corp.:
4.15%, 3/4/2026	642,000	691,877
5.38%, 3/4/2046	50,000	61,250
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	154,000	156,794
Markel Corp.:
3.50%, 11/1/2027	150,000	149,865
4.30%, 11/1/2047	135,000	131,670
5.00%, 4/5/2046	200,000	214,508
5.00%, 5/20/2049	65,000	70,479
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	130,000	131,304
3.30%, 3/14/2023	100,000	102,868
3.50%, 12/29/2020	85,000	86,417
3.50%, 6/3/2024	75,000	78,163
3.50%, 3/10/2025	85,000	88,337
3.75%, 3/14/2026	171,000	180,461
3.88%, 3/15/2024	150,000	159,124
4.20%, 3/1/2048	100,000	106,263
4.35%, 1/30/2047	250,000	270,782
4.38%, 3/15/2029	313,000	345,442
4.80%, 7/15/2021	189,000	197,025
4.90%, 3/15/2049	115,000	136,311
Mercury General Corp. 4.40%, 3/15/2027	175,000	179,028
MetLife, Inc.:
3.60%, 4/10/2024	138,000	146,450
3.60%, 11/13/2025	111,000	117,850
4.60%, 5/13/2046	137,000	158,335
4.88%, 11/13/2043	233,000	276,424
5.70%, 6/15/2035	205,000	262,179
5.88%, 2/6/2041	279,000	366,087
6.40%, 12/15/2066	239,000	273,332
6.50%, 12/15/2032	243,000	330,730
10.75%, 8/1/2069	500,000	793,500
Series D, 4.37%, 9/15/2023	110,000	119,087
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	140,000	155,576
Old Republic International Corp. 4.88%, 10/1/2024	100,000	108,438
PartnerRe Finance B LLC 3.70%, 7/2/2029	100,000	101,743
Primerica, Inc. 4.75%, 7/15/2022	150,000	158,998
Principal Financial Group, Inc.:
3.10%, 11/15/2026	100,000	101,020
3.40%, 5/15/2025	90,000	93,837
3.70%, 5/15/2029	125,000	130,894
Progressive Corp.:
4.00%, 3/1/2029	100,000	110,711
4.13%, 4/15/2047	355,000	393,287
4.35%, 4/25/2044	138,000	156,651

183

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Prudential Financial, Inc.:
3.91%, 12/7/2047	$ 346,000	$ 360,041
3.94%, 12/7/2049	197,000	206,478
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (d)	300,000	322,410
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	220,000	230,503
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	500,000	532,515
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (d)	210,000	210,141
Series MTN, 3.88%, 3/27/2028	175,000	190,437
Series MTN, 4.35%, 2/25/2050	400,000	447,192
Series MTN, 4.42%, 3/27/2048	265,000	297,038
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	50,000	51,862
3.95%, 9/15/2026	60,000	62,666
Series MTN, 4.70%, 9/15/2023	200,000	216,148
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	78,000	79,193
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	400,000	409,808
Torchmark Corp. 4.55%, 9/15/2028	300,000	327,714
Travelers Cos., Inc.:
4.05%, 3/7/2048	100,000	110,848
4.10%, 3/4/2049	500,000	557,485
4.30%, 8/25/2045	165,000	187,539
Series MTN, 6.25%, 6/15/2037	400,000	547,124
Trinity Acquisition PLC 3.50%, 9/15/2021	50,000	50,820
Unum Group:
4.00%, 6/15/2029	180,000	185,146
5.75%, 8/15/2042	160,000	184,498
Voya Financial, Inc.:
3.65%, 6/15/2026	300,000	309,531
5.70%, 7/15/2043	140,000	172,365
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	51,571
4.50%, 9/15/2028	100,000	107,723
5.05%, 9/15/2048	100,000	110,386
WR Berkley Corp.:
4.63%, 3/15/2022	260,000	274,661
4.75%, 8/1/2044	50,000	54,467
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	140,001
Security Description	Principal Amount	Value
5.50%, 3/31/2045	$ 320,000	$ 380,570
		34,550,770
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	250,000	251,408
3.13%, 11/28/2021	50,000	50,743
3.40%, 12/6/2027	334,000	339,073
3.60%, 11/28/2024	237,000	247,234
4.00%, 12/6/2037	250,000	255,655
4.40%, 12/6/2057	793,000	846,710
Alphabet, Inc.:
3.38%, 2/25/2024	235,000	248,268
3.63%, 5/19/2021	434,000	446,916
Amazon.com, Inc.:
2.40%, 2/22/2023	135,000	136,297
2.80%, 8/22/2024	500,000	514,515
3.15%, 8/22/2027	698,000	733,319
3.30%, 12/5/2021	249,000	256,323
3.80%, 12/5/2024	339,000	365,147
3.88%, 8/22/2037	491,000	541,224
4.05%, 8/22/2047	522,000	590,272
4.25%, 8/22/2057	99,000	114,455
4.80%, 12/5/2034	449,000	551,278
4.95%, 12/5/2044	272,000	342,584
5.20%, 12/3/2025	326,000	380,618
Baidu, Inc.:
2.88%, 7/6/2022	260,000	260,803
3.50%, 11/28/2022	210,000	214,914
3.63%, 7/6/2027	200,000	201,508
4.13%, 6/30/2025	200,000	210,726
4.38%, 5/14/2024	260,000	275,748
4.38%, 3/29/2028	600,000	633,912
4.88%, 11/14/2028 (b)	485,000	531,395
Booking Holdings, Inc.:
3.55%, 3/15/2028	100,000	104,700
3.60%, 6/1/2026	104,000	109,672
eBay, Inc.:
2.60%, 7/15/2022	233,000	233,629
2.75%, 1/30/2023	100,000	100,530
3.45%, 8/1/2024	208,000	214,020
3.60%, 6/5/2027	254,000	260,414
4.00%, 7/15/2042	220,000	204,426
Expedia Group, Inc.:
4.50%, 8/15/2024	212,000	225,286
3.80%, 2/15/2028	309,000	314,438
JD.com, Inc.:
3.13%, 4/29/2021	250,000	250,363
3.88%, 4/29/2026	268,000	266,681
		11,825,204
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
4.20%, 6/10/2024	175,000	177,226
4.25%, 3/1/2025	596,000	604,201

184

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Prospect Capital Corp. 5.88%, 3/15/2023	$ 100,000	$ 105,328
		886,755
IRON/STEEL — 0.1%
ArcelorMittal:
4.55%, 3/11/2026	256,000	270,139
5.50%, 3/1/2021	115,000	119,752
6.13%, 6/1/2025	80,000	90,742
6.25%, 2/25/2022	105,000	113,721
7.00%, 10/15/2039	119,000	141,171
Nucor Corp.:
3.95%, 5/1/2028	250,000	269,303
4.40%, 5/1/2048	250,000	270,675
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	235,000	246,774
Vale Overseas, Ltd.:
4.38%, 1/11/2022	265,000	273,183
6.25%, 8/10/2026	415,000	471,145
6.88%, 11/21/2036	721,000	865,820
6.88%, 11/10/2039	738,000	889,268
8.25%, 1/17/2034	333,000	434,598
Vale SA 5.63%, 9/11/2042 (b)	412,000	442,047
		4,898,338
LEISURE TIME — 0.0% (a)
Carnival Corp. 3.95%, 10/15/2020	297,000	302,857
Harley-Davidson, Inc.:
3.50%, 7/28/2025 (b)	250,000	252,450
4.63%, 7/28/2045	50,000	50,262
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	500,000	503,380
5.25%, 11/15/2022	200,000	216,838
		1,325,787
LODGING — 0.1%
Choice Hotels International, Inc. 5.75%, 7/1/2022	275,000	296,395
Hyatt Hotels Corp.:
4.38%, 9/15/2028	223,000	236,021
4.85%, 3/15/2026	25,000	27,196
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	126,118
3.60%, 4/15/2024	223,000	232,326
3.75%, 10/1/2025	150,000	156,208
Series R, 3.13%, 6/15/2026	200,000	200,206
Series X, 4.00%, 4/15/2028	300,000	315,948
Series Z, 4.15%, 12/1/2023	200,000	212,118
Sands China, Ltd.:
4.60%, 8/8/2023	775,000	815,385
5.13%, 8/8/2025	200,000	216,154
5.40%, 8/8/2028	208,000	227,244
		3,061,319
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	$ 234,000	$ 237,664
3.38%, 4/3/2023	100,000	103,270
3.80%, 4/3/2028	100,000	107,635
4.38%, 5/8/2042	145,000	165,615
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	264,000	261,141
Series GMTN, 1.85%, 9/4/2020	330,000	328,795
Series I, 2.65%, 5/17/2021	135,000	136,246
Series MTN, 2.40%, 6/6/2022	145,000	146,079
Series MTN, 2.85%, 6/1/2022	100,000	101,842
Series MTN, 2.85%, 5/17/2024	200,000	204,188
Series MTN, 2.90%, 3/15/2021	100,000	101,141
Series MTN, 2.95%, 2/26/2022	478,000	487,861
Series MTN, 3.15%, 9/7/2021	275,000	280,423
Series MTN, 3.30%, 6/9/2024	110,000	114,569
Series MTN, 3.35%, 12/7/2020	400,000	406,020
Series MTN, 3.65%, 12/7/2023	426,000	449,426
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	141,610
3.80%, 8/15/2042 (b)	402,000	428,034
6.05%, 8/15/2036	165,000	218,292
Oshkosh Corp. 4.60%, 5/15/2028	200,000	210,704
		4,630,555
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	20,000	20,467
4.20%, 1/15/2024	131,000	136,472
4.38%, 11/6/2020	150,000	153,159
4.38%, 4/5/2022	294,000	304,475
4.88%, 4/1/2021	194,000	200,893
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	182,755
Cummins, Inc. 4.88%, 10/1/2043 (b)	100,000	118,925
Deere & Co.:
2.60%, 6/8/2022	185,000	187,192
3.90%, 6/9/2042 (b)	105,000	115,456
Dover Corp. 4.30%, 3/1/2021	100,000	102,704
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,832
John Deere Capital Corp.:

185

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.55%, 1/8/2021	$ 200,000	$ 201,132
Series DMTN, 2.35%, 1/8/2021	800,000	802,224
Series MTN, 2.15%, 9/8/2022	50,000	49,996
Series MTN, 2.30%, 6/7/2021	200,000	200,548
Series MTN, 2.38%, 7/14/2020	150,000	150,222
Series MTN, 2.60%, 3/7/2024	135,000	136,593
Series MTN, 2.65%, 6/24/2024	380,000	384,522
Series MTN, 2.70%, 1/6/2023	198,000	201,039
Series MTN, 2.80%, 3/4/2021	165,000	166,591
Series MTN, 2.80%, 9/8/2027	58,000	58,684
Series MTN, 2.95%, 4/1/2022	115,000	117,320
Series MTN, 3.05%, 1/6/2028	286,000	295,075
Series MTN, 3.20%, 1/10/2022	200,000	204,826
Series MTN, 3.45%, 1/10/2024	100,000	104,573
Series MTN, 3.45%, 3/7/2029	120,000	128,226
Nvent Finance Sarl:
3.95%, 4/15/2023	50,000	50,649
4.55%, 4/15/2028	50,000	50,783
Rockwell Automation, Inc.:
2.88%, 3/1/2025	100,000	102,067
3.50%, 3/1/2029	85,000	90,535
4.20%, 3/1/2049	70,000	79,049
Roper Technologies, Inc.:
2.80%, 12/15/2021	142,000	143,110
3.65%, 9/15/2023	225,000	234,308
3.80%, 12/15/2026	211,000	219,896
3.85%, 12/15/2025	25,000	26,397
4.20%, 9/15/2028	65,000	69,553
Wabtec Corp.:
3.45%, 11/15/2026	50,000	49,037
4.95%, 9/15/2028	189,000	202,822
Xylem, Inc.:
3.25%, 11/1/2026	285,000	287,858
4.38%, 11/1/2046	25,000	26,071
		6,400,036
MEDIA — 1.0%
21st Century Fox America, Inc.:
3.38%, 11/15/2026	200,000	204,578
3.70%, 9/15/2024	66,000	70,046
6.20%, 12/15/2034	375,000	502,028
CBS Corp.:
2.50%, 2/15/2023	680,000	676,586
2.90%, 6/1/2023	325,000	327,506
4.85%, 7/1/2042	160,000	170,688
4.90%, 8/15/2044	709,000	754,489
7.88%, 7/30/2030	154,000	210,575
Charter Communications Operating LLC/Charter Communications Operating Capital:
Security Description	Principal Amount	Value
4.20%, 3/15/2028	$ 104,000	$ 108,019
4.46%, 7/23/2022	411,000	431,529
4.91%, 7/23/2025	471,000	511,120
5.05%, 3/30/2029 (b)	190,000	209,619
5.13%, 7/1/2049 (c)	750,000	768,052
5.38%, 4/1/2038	350,000	375,753
5.38%, 5/1/2047	205,000	215,857
5.75%, 4/1/2048	815,000	900,779
6.38%, 10/23/2035	498,000	583,626
6.48%, 10/23/2045	867,000	1,031,010
6.83%, 10/23/2055	85,000	100,988
4.50%, 2/1/2024	330,000	351,556
Comcast Corp.:
1.63%, 1/15/2022	233,000	230,197
2.35%, 1/15/2027	549,000	535,643
2.75%, 3/1/2023	793,000	806,473
3.00%, 2/1/2024	205,000	210,920
3.13%, 7/15/2022 (b)	437,000	449,210
3.15%, 3/1/2026	1,409,000	1,458,075
3.15%, 2/15/2028	454,000	465,572
3.20%, 7/15/2036	247,000	239,933
3.30%, 10/1/2020	675,000	684,247
3.30%, 2/1/2027	335,000	348,527
3.38%, 8/15/2025	84,000	87,829
3.45%, 10/1/2021	818,000	841,657
3.55%, 5/1/2028	325,000	342,849
3.70%, 4/15/2024	430,000	456,342
3.90%, 3/1/2038	150,000	157,961
3.97%, 11/1/2047	488,000	511,229
4.00%, 8/15/2047	225,000	236,795
4.00%, 3/1/2048	406,000	427,303
4.00%, 11/1/2049	716,000	753,511
4.05%, 11/1/2052	67,000	70,952
4.20%, 8/15/2034	364,000	403,752
4.25%, 10/15/2030	130,000	144,994
4.25%, 1/15/2033	254,000	283,969
4.40%, 8/15/2035	161,000	179,241
4.50%, 1/15/2043	335,000	374,198
4.60%, 10/15/2038	253,000	289,624
4.60%, 8/15/2045	235,000	266,401
4.65%, 7/15/2042	346,000	398,218
4.70%, 10/15/2048	190,000	222,760
4.95%, 10/15/2058	205,000	249,253
5.65%, 6/15/2035	300,000	374,877
6.40%, 5/15/2038	7,000	9,477
6.45%, 3/15/2037	100,000	134,887
Discovery Communications LLC:
2.95%, 3/20/2023	151,000	152,293
3.50%, 6/15/2022	100,000	102,237
3.80%, 3/13/2024	466,000	483,596
3.95%, 3/20/2028	275,000	283,060
4.13%, 5/15/2029	215,000	223,806
4.38%, 6/15/2021	137,000	141,777
4.90%, 3/11/2026 (b)	120,000	131,308

186

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.95%, 5/15/2042	$ 258,000	$ 260,962
5.00%, 9/20/2037	220,000	229,847
5.20%, 9/20/2047	215,000	226,954
5.30%, 5/15/2049	205,000	220,180
6.35%, 6/1/2040	325,000	383,351
Fox Corp.:
3.67%, 1/25/2022 (f)	50,000	51,663
4.03%, 1/25/2024 (f)	321,000	341,162
4.71%, 1/25/2029 (f)	165,000	184,402
5.48%, 1/25/2039 (f)	525,000	618,912
5.58%, 1/25/2049 (f)	135,000	164,256
Grupo Televisa SAB:
5.00%, 5/13/2045 (b)	126,000	127,260
5.25%, 5/24/2049	220,000	227,399
6.13%, 1/31/2046 (b)	560,000	652,170
6.63%, 3/18/2025	397,000	458,400
6.63%, 1/15/2040	230,000	276,518
NBCUniversal Media LLC:
2.88%, 1/15/2023	164,000	167,592
4.38%, 4/1/2021	411,000	426,133
4.45%, 1/15/2043	90,000	99,253
5.95%, 4/1/2041	641,000	844,453
6.40%, 4/30/2040	100,000	135,575
TCI Communications, Inc. 7.88%, 2/15/2026	150,000	195,134
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	215,922
5.85%, 4/15/2040	510,000	594,201
Time Warner Cable LLC:
4.00%, 9/1/2021	178,000	182,464
4.13%, 2/15/2021	172,000	175,426
4.50%, 9/15/2042	149,000	138,496
5.50%, 9/1/2041	605,000	634,215
5.88%, 11/15/2040	297,000	322,245
6.55%, 5/1/2037	545,000	626,014
6.75%, 6/15/2039	296,000	345,716
7.30%, 7/1/2038	150,000	183,216
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	220,000	229,770
4.38%, 8/16/2041	450,000	516,983
Series MTN, 1.85%, 7/30/2026	230,000	222,875
Series MTN, 2.35%, 12/1/2022	237,000	238,818
Series MTN, 2.95%, 6/15/2027 (b)	200,000	208,452
Series MTN, 3.00%, 7/30/2046	120,000	112,858
Series MTN, 3.75%, 6/1/2021	288,000	296,830
Viacom, Inc.:
3.88%, 12/15/2021	330,000	338,844
4.25%, 9/1/2023	97,000	102,595
4.38%, 3/15/2043	894,000	874,654
Walt Disney Co.:
3.70%, 9/15/2024 (f)	108,000	114,895
3.70%, 10/15/2025 (f)	155,000	165,656
Security Description	Principal Amount	Value
4.50%, 2/15/2021 (f)	$ 122,000	$ 126,591
4.75%, 9/15/2044 (f)	112,000	136,448
4.75%, 11/15/2046 (f)	25,000	30,816
4.95%, 10/15/2045 (f)	96,000	120,602
6.15%, 3/1/2037 (f)	435,000	590,747
6.15%, 2/15/2041 (f)	134,000	186,026
6.20%, 12/15/2034 (f)	220,000	297,636
6.40%, 12/15/2035 (f)	818,000	1,120,889
6.65%, 11/15/2037 (f)	169,000	242,796
Series GMTN, 4.13%, 6/1/2044 (b)	230,000	261,388
Warner Media LLC 4.00%, 1/15/2022	200,000	206,956
		39,122,973
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	100,766
Timken Co.:
3.88%, 9/1/2024	95,000	97,857
4.50%, 12/15/2028	170,000	178,957
Valmont Industries, Inc. 5.25%, 10/1/2054	100,000	99,691
		477,271
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	170,000	200,049
Barrick North America Finance LLC:
5.70%, 5/30/2041	431,000	523,824
5.75%, 5/1/2043	370,000	461,712
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	125,000	153,625
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	654,000	665,510
Kinross Gold Corp.:
5.13%, 9/1/2021	100,000	103,912
5.95%, 3/15/2024 (b)	230,000	253,179
Newmont Goldcorp Corp. 5.45%, 6/9/2044 (f)	200,000	241,130
Newmont Mining Corp.:
3.50%, 3/15/2022	130,000	132,981
4.88%, 3/15/2042	243,000	271,655
5.88%, 4/1/2035	175,000	211,564
6.25%, 10/1/2039	126,000	161,572
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (b)	143,000	159,754
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	520,000	558,220
Southern Copper Corp.:
3.50%, 11/8/2022	185,000	188,504
3.88%, 4/23/2025	570,000	590,828
5.25%, 11/8/2042	295,000	324,391
7.50%, 7/27/2035	150,000	197,045

187

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Teck Resources, Ltd. 6.13%, 10/1/2035	$ 300,000	$ 341,637
Yamana Gold, Inc. 4.63%, 12/15/2027	158,000	161,685
		5,902,777
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
2.88%, 10/15/2027	113,000	115,138
Series MTN, 2.00%, 6/26/2022	106,000	105,740
Series MTN, 2.75%, 3/1/2022	260,000	264,131
Series MTN, 3.00%, 9/14/2021	215,000	218,982
Series MTN, 3.00%, 8/7/2025	175,000	180,157
Series MTN, 3.25%, 2/14/2024	346,000	361,189
Series MTN, 3.38%, 3/1/2029 (b)	450,000	475,155
Series MTN, 3.88%, 6/15/2044 (b)	50,000	51,937
Series MTN, 4.00%, 9/14/2048	355,000	384,028
Carlisle Cos., Inc. 3.75%, 11/15/2022	150,000	153,621
Crane Co.:
4.20%, 3/15/2048	100,000	98,357
4.45%, 12/15/2023	50,000	52,941
Eaton Corp.:
3.10%, 9/15/2027 (b)	358,000	363,560
3.92%, 9/15/2047	50,000	50,678
4.00%, 11/2/2032	270,000	298,906
4.15%, 11/2/2042	242,000	256,280
General Electric Co.:
2.70%, 10/9/2022	775,000	773,892
3.38%, 3/11/2024	260,000	266,081
4.13%, 10/9/2042	307,000	283,008
4.50%, 3/11/2044	386,000	376,026
5.30%, 2/11/2021	408,000	423,345
Series GMTN, 3.10%, 1/9/2023 (b)	130,000	131,153
Series GMTN, 6.15%, 8/7/2037	272,000	316,491
Series GMTN, 6.88%, 1/10/2039	525,000	658,088
Series MTN, 4.65%, 10/17/2021	523,000	545,076
Series MTN, 5.88%, 1/14/2038	636,000	722,038
Series MTNA, 6.75%, 3/15/2032	545,000	671,456
Hexcel Corp.:
3.95%, 2/15/2027	100,000	103,059
4.70%, 8/15/2025	25,000	26,801
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	405,000	408,981
Security Description	Principal Amount	Value
3.90%, 9/1/2042	$ 131,000	$ 144,256
4.88%, 9/15/2041	100,000	121,164
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	250,000	251,890
3.75%, 8/21/2028	157,000	164,467
4.30%, 2/21/2048	100,000	103,949
5.75%, 6/15/2043	200,000	246,804
Ingersoll-Rand Luxembourg Finance SA:
3.50%, 3/21/2026	100,000	103,263
3.55%, 11/1/2024	138,000	143,760
3.80%, 3/21/2029 (b)	163,000	170,998
4.50%, 3/21/2049	100,000	107,567
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	35,525
3.25%, 3/1/2027	198,000	204,819
3.25%, 6/14/2029	70,000	72,747
4.00%, 6/14/2049	75,000	79,607
4.10%, 3/1/2047	115,000	122,684
Series MTN, 4.20%, 11/21/2034	71,000	78,141
Series MTN, 6.25%, 5/15/2038	200,000	265,590
Pentair Finance Sarl 4.50%, 7/1/2029	250,000	255,608
Textron, Inc.:
3.65%, 3/15/2027	150,000	153,842
3.88%, 3/1/2025	55,000	57,561
3.90%, 9/17/2029	150,000	156,711
4.00%, 3/15/2026	50,000	52,596
		12,229,844
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	690,000	753,376
OIL & GAS — 1.5%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026	138,000	154,906
6.20%, 3/15/2040	370,000	444,633
6.45%, 9/15/2036	410,000	504,320
6.60%, 3/15/2046	525,000	683,392
Apache Corp.:
4.25%, 1/15/2030	200,000	206,510
4.25%, 1/15/2044	200,000	181,646
4.38%, 10/15/2028	200,000	208,898
4.75%, 4/15/2043	271,000	263,832
5.10%, 9/1/2040	245,000	246,335
5.35%, 7/1/2049	200,000	212,778
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	582,000	580,819
2.75%, 5/10/2023	287,000	291,268
3.12%, 5/4/2026	201,000	205,633
3.22%, 11/28/2023	130,000	134,234

188

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.25%, 5/6/2022	$ 134,000	$ 137,929
3.41%, 2/11/2026	250,000	262,445
3.59%, 4/14/2027	150,000	157,293
3.79%, 2/6/2024	110,000	116,527
4.23%, 11/6/2028	410,000	455,330
4.50%, 10/1/2020	304,000	312,208
4.74%, 3/11/2021	200,000	208,418
BP Capital Markets PLC:
3.06%, 3/17/2022	200,000	204,670
3.28%, 9/19/2027	784,000	811,518
3.51%, 3/17/2025	150,000	157,784
3.54%, 11/4/2024	201,000	211,731
3.72%, 11/28/2028	177,000	189,459
3.81%, 2/10/2024	300,000	317,961
Burlington Resources LLC 5.95%, 10/15/2036	325,000	423,910
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	70,000	70,699
3.45%, 11/15/2021	312,000	318,549
3.85%, 6/1/2027	488,000	507,022
6.25%, 3/15/2038	190,000	234,437
6.50%, 2/15/2037	250,000	313,133
Series GMTN, 4.95%, 6/1/2047 (b)	200,000	228,740
Cenovus Energy, Inc.:
3.00%, 8/15/2022	94,000	94,358
4.25%, 4/15/2027 (b)	177,000	183,275
5.25%, 6/15/2037	139,000	145,305
5.40%, 6/15/2047 (b)	365,000	392,966
6.75%, 11/15/2039	500,000	592,620
Chevron Corp.:
2.10%, 5/16/2021	256,000	256,054
2.41%, 3/3/2022	50,000	50,513
2.42%, 11/17/2020	218,000	219,012
2.57%, 5/16/2023	283,000	287,437
2.90%, 3/3/2024	305,000	315,312
2.95%, 5/16/2026	321,000	331,333
3.19%, 6/24/2023	252,000	261,604
3.33%, 11/17/2025	150,000	158,808
Cimarex Energy Co.:
3.90%, 5/15/2027	88,000	90,342
4.38%, 3/15/2029	257,000	272,451
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	510,000	514,906
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	161,375
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	200,000	206,454
4.38%, 5/2/2028	310,000	337,767
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	235,000	249,742
Concho Resources, Inc.:
Security Description	Principal Amount	Value
3.75%, 10/1/2027	$ 398,000	$ 411,699
4.30%, 8/15/2028	110,000	118,638
4.38%, 1/15/2025	130,000	135,125
4.85%, 8/15/2048	75,000	84,377
ConocoPhillips Co.:
4.95%, 3/15/2026 (b)	175,000	199,633
5.90%, 10/15/2032	133,000	173,077
6.50%, 2/1/2039	520,000	729,352
ConocoPhillips Holding Co. 6.95%, 4/15/2029	695,000	935,421
Continental Resources, Inc.:
3.80%, 6/1/2024	175,000	180,051
4.38%, 1/15/2028	145,000	152,383
4.50%, 4/15/2023	310,000	325,537
4.90%, 6/1/2044 (b)	215,000	227,016
5.00%, 9/15/2022	128,000	129,124
Devon Energy Corp.:
3.25%, 5/15/2022	461,000	475,402
4.75%, 5/15/2042	479,000	525,640
Ecopetrol SA:
4.13%, 1/16/2025	445,000	460,602
5.38%, 6/26/2026	398,000	438,481
5.88%, 9/18/2023	500,000	553,615
5.88%, 5/28/2045	400,000	442,412
7.38%, 9/18/2043	130,000	166,963
Encana Corp.:
3.90%, 11/15/2021	587,000	601,475
6.50%, 8/15/2034 (b)	325,000	400,605
6.50%, 2/1/2038	100,000	122,157
7.38%, 11/1/2031	200,000	257,004
EOG Resources, Inc.:
3.90%, 4/1/2035	705,000	742,238
4.10%, 2/1/2021	119,000	122,459
4.15%, 1/15/2026	58,000	63,142
EQT Corp.:
3.00%, 10/1/2022	285,000	282,734
3.90%, 10/1/2027	250,000	237,105
Equinor ASA:
2.45%, 1/17/2023 (b)	550,000	555,450
2.90%, 11/8/2020	661,000	668,535
3.15%, 1/23/2022	243,000	249,009
3.25%, 11/10/2024	204,000	213,253
3.70%, 3/1/2024	232,000	246,468
4.25%, 11/23/2041	100,000	112,044
4.80%, 11/8/2043	465,000	566,802
5.10%, 8/17/2040	166,000	205,755
Exxon Mobil Corp.:
2.22%, 3/1/2021	889,000	891,418
2.71%, 3/6/2025	206,000	210,878
2.73%, 3/1/2023	88,000	89,855
3.04%, 3/1/2026	160,000	165,774
3.18%, 3/15/2024	260,000	271,437
3.57%, 3/6/2045	460,000	482,853
4.11%, 3/1/2046	255,000	293,360
Hess Corp.:

189

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.30%, 4/1/2027	$ 308,000	$ 319,316
5.80%, 4/1/2047	227,000	253,125
6.00%, 1/15/2040	185,000	204,312
7.13%, 3/15/2033	500,000	612,485
7.88%, 10/1/2029	100,000	125,568
HollyFrontier Corp. 5.88%, 4/1/2026	329,000	360,179
Husky Energy, Inc.:
3.95%, 4/15/2022	225,000	233,048
4.40%, 4/15/2029	400,000	423,172
6.80%, 9/15/2037	200,000	253,656
Marathon Oil Corp.:
2.80%, 11/1/2022	246,000	246,819
4.40%, 7/15/2027	105,000	111,440
6.60%, 10/1/2037	145,000	178,931
6.80%, 3/15/2032	250,000	312,328
Marathon Petroleum Corp.:
3.80%, 4/1/2028	190,000	193,304
4.50%, 4/1/2048	700,000	702,534
5.13%, 3/1/2021	103,000	107,468
5.13%, 12/15/2026	50,000	54,855
6.50%, 3/1/2041	364,000	453,195
Newfield Exploration Co. 5.38%, 1/1/2026	282,000	308,629
Nexen, Inc.:
5.88%, 3/10/2035	200,000	248,820
6.40%, 5/15/2037	841,000	1,122,500
7.50%, 7/30/2039 (b)	125,000	189,503
7.88%, 3/15/2032	250,000	362,112
Noble Energy, Inc.:
3.90%, 11/15/2024 (b)	226,000	235,689
4.15%, 12/15/2021	300,000	309,531
4.95%, 8/15/2047	150,000	159,363
5.25%, 11/15/2043	250,000	269,278
Occidental Petroleum Corp.:
3.13%, 2/15/2022	588,000	596,320
3.50%, 6/15/2025	300,000	310,125
4.20%, 3/15/2048	250,000	252,445
4.40%, 4/15/2046	225,000	231,800
4.63%, 6/15/2045	250,000	265,478
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	363,000	358,143
Petro-Canada 6.80%, 5/15/2038	220,000	300,773
Petroleos Mexicanos:
2.38%, 4/15/2025	57,000	56,039
3.50%, 7/23/2020 (b)	425,000	423,763
3.50%, 1/30/2023	395,000	375,222
4.25%, 1/15/2025	310,000	287,048
4.50%, 1/23/2026	250,000	229,273
4.63%, 9/21/2023	397,000	390,056
4.88%, 1/24/2022	718,000	716,155
4.88%, 1/18/2024 (b)	275,000	268,859
5.35%, 2/12/2028	153,000	139,033
5.38%, 3/13/2022	362,000	364,624
Security Description	Principal Amount	Value
5.50%, 1/21/2021	$ 652,000	$ 660,293
5.50%, 6/27/2044	416,000	334,239
5.63%, 1/23/2046	530,000	426,888
6.35%, 2/12/2048	481,000	412,453
6.38%, 2/4/2021	360,000	369,392
6.38%, 1/23/2045	617,000	527,665
6.50%, 3/13/2027	1,018,000	1,003,789
6.50%, 1/23/2029	291,000	281,592
6.50%, 6/2/2041	1,125,000	996,559
6.63%, 6/15/2035	228,000	209,970
6.75%, 9/21/2047	962,000	851,736
6.88%, 8/4/2026	406,000	410,036
Phillips 66:
3.90%, 3/15/2028	204,000	215,036
4.30%, 4/1/2022	266,000	279,813
4.88%, 11/15/2044	305,000	340,468
5.88%, 5/1/2042	374,000	461,662
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	151,000	152,972
4.45%, 1/15/2026	50,000	54,294
Shell International Finance B.V.:
1.75%, 9/12/2021	202,000	200,362
1.88%, 5/10/2021	218,000	217,017
2.25%, 11/10/2020	126,000	126,218
2.50%, 9/12/2026	274,000	272,326
2.88%, 5/10/2026	248,000	253,111
3.25%, 5/11/2025	542,000	566,688
3.40%, 8/12/2023	138,000	144,158
3.50%, 11/13/2023	175,000	183,920
3.63%, 8/21/2042	220,000	226,032
3.75%, 9/12/2046	328,000	347,286
3.88%, 11/13/2028	250,000	273,528
4.00%, 5/10/2046	225,000	247,039
4.13%, 5/11/2035	424,000	470,373
4.38%, 5/11/2045	975,000	1,120,938
4.55%, 8/12/2043	140,000	163,675
6.38%, 12/15/2038	590,000	831,900
Suncor Energy, Inc.:
3.60%, 12/1/2024	188,000	196,086
4.00%, 11/15/2047	436,000	451,526
6.50%, 6/15/2038	525,000	701,610
Total Capital International SA:
2.75%, 6/19/2021	100,000	101,182
2.88%, 2/17/2022	83,000	84,451
3.46%, 2/19/2029	250,000	265,980
3.70%, 1/15/2024	114,000	120,796
3.75%, 4/10/2024	370,000	394,205
Total Capital SA 3.88%, 10/11/2028	112,000	122,978
Valero Energy Corp.:
4.00%, 4/1/2029	900,000	943,245
4.90%, 3/15/2045	100,000	110,059
6.63%, 6/15/2037	351,000	443,594
7.50%, 4/15/2032	100,000	135,928
		61,618,343

190

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/2021	$ 43,000	$ 43,584
5.13%, 9/15/2040	101,000	111,088
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	140,000	141,487
4.08%, 12/15/2047	250,000	241,402
Halliburton Co.:
3.50%, 8/1/2023	360,000	372,172
3.80%, 11/15/2025	207,000	217,205
4.85%, 11/15/2035	106,000	113,102
5.00%, 11/15/2045	577,000	628,699
6.70%, 9/15/2038	300,000	385,110
7.45%, 9/15/2039	325,000	448,643
National Oilwell Varco, Inc. 2.60%, 12/1/2022	232,000	231,548
Schlumberger Investment SA 3.65%, 12/1/2023	294,000	308,776
		3,242,816
PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021 (f)	100,000	103,532
Packaging Corp. of America:
2.45%, 12/15/2020	135,000	134,896
3.40%, 12/15/2027	185,000	187,311
3.65%, 9/15/2024	100,000	103,669
4.50%, 11/1/2023	200,000	214,012
Sonoco Products Co. 5.75%, 11/1/2040	100,000	115,261
WestRock RKT Co. 4.90%, 3/1/2022	200,000	211,586
WRKCo, Inc.:
3.00%, 9/15/2024	330,000	332,815
3.38%, 9/15/2027	450,000	450,733
3.75%, 3/15/2025	100,000	103,913
3.90%, 6/1/2028	50,000	51,306
4.20%, 6/1/2032	50,000	51,574
		2,060,608
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.90%, 11/6/2022	722,000	729,913
3.60%, 5/14/2025	1,059,000	1,095,811
4.25%, 11/14/2028	166,000	177,343
4.40%, 11/6/2042	314,000	309,359
4.45%, 5/14/2046	241,000	236,411
4.50%, 5/14/2035	965,000	990,737
4.70%, 5/14/2045	359,000	365,882
Allergan Finance LLC 3.25%, 10/1/2022	288,000	292,611
Allergan Funding SCS:
Security Description	Principal Amount	Value
3.45%, 3/15/2022	$ 72,000	$ 73,408
3.80%, 3/15/2025	449,000	465,842
3.85%, 6/15/2024	201,000	208,612
4.55%, 3/15/2035	800,000	818,336
4.75%, 3/15/2045	474,000	487,755
4.85%, 6/15/2044	300,000	311,097
Allergan, Inc. 2.80%, 3/15/2023	260,000	259,394
AmerisourceBergen Corp.:
3.45%, 12/15/2027	8,000	8,159
4.30%, 12/15/2047	542,000	525,686
AstraZeneca PLC:
2.38%, 11/16/2020	110,000	110,092
2.38%, 6/12/2022	486,000	488,649
3.13%, 6/12/2027	212,000	217,143
3.38%, 11/16/2025	416,000	435,040
3.50%, 8/17/2023	118,000	122,901
4.00%, 9/18/2042	176,000	184,430
4.38%, 11/16/2045	165,000	183,658
4.38%, 8/17/2048 (b)	110,000	123,274
6.45%, 9/15/2037	382,000	516,651
Bristol-Myers Squibb Co.:
2.55%, 5/14/2021 (f)	150,000	151,092
2.60%, 5/16/2022 (f)	175,000	177,125
2.90%, 7/26/2024 (f)	290,000	296,690
3.20%, 6/15/2026 (f)	765,000	794,980
3.25%, 8/1/2042	212,000	197,970
3.40%, 7/26/2029 (f)	395,000	413,790
4.13%, 6/15/2039 (f)	100,000	107,779
4.25%, 10/26/2049 (f)	310,000	342,562
4.50%, 3/1/2044 (b)	254,000	289,441
7.15%, 6/15/2023	400,000	471,468
Cardinal Health, Inc.:
2.62%, 6/15/2022	288,000	289,682
3.08%, 6/15/2024	320,000	322,115
4.50%, 11/15/2044	319,000	295,021
4.90%, 9/15/2045	200,000	195,148
Cigna Corp.:
3.20%, 9/17/2020 (f)	50,000	50,458
3.40%, 9/17/2021 (f)	225,000	229,358
CVS Health Corp.:
2.13%, 6/1/2021	190,000	188,733
2.80%, 7/20/2020	565,000	566,503
2.88%, 6/1/2026	225,000	220,851
3.35%, 3/9/2021	729,000	739,170
3.70%, 3/9/2023	1,406,000	1,452,595
3.88%, 7/20/2025	627,000	654,500
4.00%, 12/5/2023	154,000	161,317
4.10%, 3/25/2025	1,386,000	1,462,064
4.30%, 3/25/2028	2,055,000	2,167,491
4.78%, 3/25/2038	1,155,000	1,204,526
4.88%, 7/20/2035	92,000	97,881
5.05%, 3/25/2048	902,000	961,866
5.30%, 12/5/2043	435,000	475,516
Eli Lilly & Co.:

191

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.35%, 5/15/2022	$ 109,000	$ 109,820
2.75%, 6/1/2025	166,000	169,378
3.10%, 5/15/2027	280,000	291,390
3.38%, 3/15/2029	207,000	220,616
3.70%, 3/1/2045	330,000	342,926
3.88%, 3/15/2039	280,000	303,906
3.95%, 3/15/2049	330,000	357,189
4.15%, 3/15/2059	250,000	274,090
5.50%, 3/15/2027	100,000	120,177
Express Scripts Holding Co.:
3.05%, 11/30/2022	136,000	138,086
3.40%, 3/1/2027	276,000	280,032
3.90%, 2/15/2022	604,000	624,047
4.75%, 11/15/2021	308,000	323,563
4.80%, 7/15/2046	90,000	95,245
6.13%, 11/15/2041	300,000	368,706
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	160,000	162,706
2.88%, 6/1/2022	200,000	203,526
3.00%, 6/1/2024	140,000	144,301
3.13%, 5/14/2021	380,000	386,376
3.38%, 6/1/2029	409,000	432,350
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	350,000	364,136
3.63%, 5/15/2025	110,000	116,997
4.20%, 3/18/2043	365,000	408,176
6.38%, 5/15/2038	443,000	618,313
Johnson & Johnson:
1.65%, 3/1/2021	120,000	119,318
1.95%, 11/10/2020	217,000	217,007
2.05%, 3/1/2023	100,000	100,068
2.25%, 3/3/2022	173,000	174,150
2.45%, 3/1/2026	500,000	501,825
2.63%, 1/15/2025	170,000	173,184
2.90%, 1/15/2028	105,000	108,115
2.95%, 3/3/2027	215,000	222,493
3.40%, 1/15/2038	1,063,000	1,104,489
3.55%, 5/15/2021	250,000	257,237
3.63%, 3/3/2037	200,000	214,038
3.70%, 3/1/2046	750,000	812,025
3.75%, 3/3/2047	104,000	113,152
4.38%, 12/5/2033	300,000	351,807
4.85%, 5/15/2041	100,000	121,732
McKesson Corp.:
2.85%, 3/15/2023	200,000	201,112
3.95%, 2/16/2028	220,000	228,604
4.75%, 5/30/2029	206,000	224,725
6.00%, 3/1/2041	100,000	119,788
Mead Johnson Nutrition Co. 3.00%, 11/15/2020	78,000	78,693
Medco Health Solutions, Inc. 4.13%, 9/15/2020	317,000	323,124
Merck & Co., Inc.:
2.35%, 2/10/2022	143,000	144,191
2.75%, 2/10/2025	250,000	256,418
Security Description	Principal Amount	Value
2.80%, 5/18/2023 (b)	$ 535,000	$ 549,044
2.90%, 3/7/2024	115,000	118,861
3.40%, 3/7/2029	250,000	265,612
3.60%, 9/15/2042	50,000	51,696
3.88%, 1/15/2021	206,000	210,754
3.90%, 3/7/2039	265,000	289,285
4.00%, 3/7/2049	165,000	183,284
4.15%, 5/18/2043	404,000	454,904
6.50%, 12/1/2033	150,000	211,413
6.55%, 9/15/2037	300,000	423,600
Mylan NV:
3.75%, 12/15/2020	50,000	50,425
3.95%, 6/15/2026	280,000	270,374
5.25%, 6/15/2046	377,000	352,525
Mylan, Inc.:
4.20%, 11/29/2023	50,000	50,328
4.55%, 4/15/2028 (b)	116,000	113,884
5.20%, 4/15/2048	500,000	461,690
5.40%, 11/29/2043	700,000	654,220
Novartis Capital Corp.:
2.40%, 5/17/2022	155,000	156,302
2.40%, 9/21/2022	278,000	280,580
3.00%, 11/20/2025	266,000	274,765
3.40%, 5/6/2024	357,000	375,792
4.00%, 11/20/2045	180,000	199,030
4.40%, 5/6/2044	470,000	549,228
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	272,000	271,962
4.90%, 12/15/2044	525,000	466,415
Pfizer, Inc.:
1.95%, 6/3/2021	147,000	146,633
2.75%, 6/3/2026	226,000	229,514
2.80%, 3/11/2022	70,000	71,382
2.95%, 3/15/2024	200,000	206,644
3.00%, 9/15/2021	110,000	112,229
3.00%, 12/15/2026	107,000	110,364
3.20%, 9/15/2023	200,000	207,872
3.40%, 5/15/2024	251,000	264,534
3.45%, 3/15/2029	350,000	370,275
3.60%, 9/15/2028 (b)	300,000	323,982
3.90%, 3/15/2039	646,000	695,580
4.00%, 12/15/2036	195,000	212,322
4.00%, 3/15/2049	250,000	272,017
4.10%, 9/15/2038	450,000	495,972
4.13%, 12/15/2046	180,000	198,783
4.20%, 9/15/2048	150,000	168,189
4.40%, 5/15/2044	51,000	58,262
7.20%, 3/15/2039	580,000	881,965
Pharmacia LLC 6.60%, 12/1/2028	280,000	365,204
Sanofi:
3.38%, 6/19/2023	200,000	208,386
3.63%, 6/19/2028 (b)	200,000	215,240
4.00%, 3/29/2021	175,000	180,318

192

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	$ 500,000	$ 499,235
2.88%, 9/23/2023	474,000	478,669
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023 (f)	600,000	641,520
5.00%, 11/26/2028 (f)	700,000	793,989
Wyeth LLC:
5.95%, 4/1/2037	517,000	685,604
6.45%, 2/1/2024	240,000	282,991
Zoetis, Inc.:
3.00%, 9/12/2027	135,000	135,728
3.25%, 8/20/2021	25,000	25,432
3.25%, 2/1/2023	54,000	55,385
3.45%, 11/13/2020	595,000	602,961
3.90%, 8/20/2028	110,000	118,155
4.45%, 8/20/2048	50,000	55,119
4.50%, 11/13/2025	493,000	541,087
4.70%, 2/1/2043	195,000	219,718
		56,156,466
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	175,000	179,294
4.25%, 12/1/2027	135,000	142,605
5.25%, 1/15/2025	203,000	214,303
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	360,000	364,320
4.45%, 7/15/2027	78,000	79,737
4.80%, 5/3/2029	40,000	41,760
5.95%, 6/1/2026	85,000	94,110
Buckeye Partners L.P.:
3.95%, 12/1/2026	322,000	285,099
4.13%, 12/1/2027 (b)	100,000	88,035
4.15%, 7/1/2023	110,000	106,563
4.88%, 2/1/2021	278,000	282,351
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	199,000	213,951
5.80%, 6/1/2045	50,000	58,717
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	101,459
4.40%, 3/15/2027	203,000	204,082
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	140,000	143,107
5.88%, 10/15/2025	365,000	423,174
Series B, 7.50%, 4/15/2038	115,000	160,031
Enbridge, Inc.:
3.70%, 7/15/2027	665,000	689,991
4.25%, 12/1/2026	225,000	244,096
5.50%, 12/1/2046 (b)	106,000	132,601
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	60,000	61,291
4.05%, 3/15/2025	503,000	523,417
4.20%, 4/15/2027	110,000	114,557
4.50%, 4/15/2024	430,000	457,464
Security Description	Principal Amount	Value
4.75%, 1/15/2026	$ 650,000	$ 696,774
5.15%, 3/15/2045	366,000	373,272
5.30%, 4/15/2047	270,000	282,018
6.05%, 6/1/2041	300,000	335,664
6.13%, 12/15/2045	1,072,000	1,221,426
6.50%, 2/1/2042	128,000	150,692
7.50%, 7/1/2038	257,000	328,266
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.88%, 3/1/2022	234,000	251,019
Enterprise Products Operating LLC:
2.80%, 2/15/2021	414,000	416,409
2.85%, 4/15/2021	91,000	91,693
3.13%, 7/31/2029 (c)	250,000	251,672
3.50%, 2/1/2022	159,000	163,277
3.70%, 2/15/2026	265,000	280,142
3.75%, 2/15/2025	344,000	363,849
3.95%, 2/15/2027	240,000	256,776
4.05%, 2/15/2022	112,000	116,626
4.20%, 1/31/2050 (c)	165,000	170,234
4.25%, 2/15/2048	51,000	52,691
4.45%, 2/15/2043	430,000	451,104
4.90%, 5/15/2046	480,000	539,222
4.95%, 10/15/2054	269,000	298,999
5.10%, 2/15/2045	220,000	251,315
5.70%, 2/15/2042	50,000	60,520
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	155,000	143,976
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	808,000	759,140
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	400,000	381,840
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	65,000	62,999
Series 30Y, 6.50%, 7/15/2048	150,000	158,001
EQT Midstream Partners L.P.:
Series 10Y, 5.50%, 7/15/2028	245,000	257,997
Series 5Y, 4.75%, 7/15/2023	100,000	103,941
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	200,000	202,852
3.95%, 9/1/2022 (b)	250,000	260,342
4.25%, 9/1/2024	250,000	265,587
5.00%, 3/1/2043	200,000	211,264
5.50%, 3/1/2044	475,000	535,368
5.63%, 9/1/2041	50,000	56,253
5.80%, 3/1/2021	300,000	315,747
5.80%, 3/15/2035	350,000	402,682
6.50%, 9/1/2039	244,000	299,795
Kinder Morgan, Inc.:
3.15%, 1/15/2023	257,000	261,392

193

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.30%, 6/1/2025	$ 401,000	$ 428,212
4.30%, 3/1/2028	155,000	165,865
5.20%, 3/1/2048	102,000	115,033
5.55%, 6/1/2045	1,255,000	1,451,069
6.50%, 9/15/2020	150,000	156,981
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	143,000	144,733
4.25%, 2/1/2021	161,000	165,376
4.85%, 2/1/2049 (b)	200,000	227,090
5.00%, 3/1/2026	50,000	55,549
MPLX L.P.:
4.00%, 2/15/2025	200,000	208,802
4.00%, 3/15/2028	146,000	151,379
4.13%, 3/1/2027	283,000	295,993
4.50%, 4/15/2038	185,000	186,859
4.70%, 4/15/2048	80,000	81,426
4.88%, 12/1/2024	1,043,000	1,134,262
4.90%, 4/15/2058	25,000	25,285
5.20%, 3/1/2047	265,000	284,493
ONEOK Partners L.P. 6.13%, 2/1/2041	300,000	350,793
ONEOK, Inc.:
4.00%, 7/13/2027	295,000	307,275
4.25%, 2/1/2022	240,000	248,287
4.35%, 3/15/2029 (b)	550,000	587,867
4.55%, 7/15/2028	432,000	468,837
5.20%, 7/15/2048	100,000	110,137
7.50%, 9/1/2023	100,000	116,906
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	50,874
4.90%, 10/1/2046	50,000	53,291
3.75%, 3/1/2028	230,000	234,828
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	500,000	498,505
3.65%, 6/1/2022	245,000	250,804
4.30%, 1/31/2043	175,000	158,312
4.50%, 12/15/2026	225,000	239,058
4.65%, 10/15/2025	261,000	278,106
5.15%, 6/1/2042	135,000	134,880
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	220,000	230,985
5.00%, 3/15/2027	175,000	191,956
5.63%, 4/15/2023	361,000	392,855
5.63%, 3/1/2025	408,000	456,691
5.75%, 5/15/2024	474,000	527,169
5.88%, 6/30/2026	207,000	236,549
6.25%, 3/15/2022	139,000	150,823
Spectra Energy Partners L.P. 3.38%, 10/15/2026	381,000	388,247
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	230,000	235,297
4.00%, 10/1/2027	294,000	303,264
4.40%, 4/1/2021	50,000	51,461
Security Description	Principal Amount	Value
4.65%, 2/15/2022	$ 125,000	$ 130,969
5.30%, 4/1/2044	200,000	206,422
5.35%, 5/15/2045	257,000	268,385
5.40%, 10/1/2047	550,000	584,320
5.95%, 12/1/2025	200,000	227,730
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	40,792
4.38%, 3/13/2025	75,000	78,975
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	261,126
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	646,000	645,451
4.63%, 3/1/2034	370,000	409,368
4.88%, 1/15/2026	214,000	238,289
6.10%, 6/1/2040	275,000	343,194
6.20%, 10/15/2037	336,000	419,375
7.25%, 8/15/2038	325,000	450,300
7.63%, 1/15/2039	649,000	929,323
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	210,000	220,445
4.60%, 3/15/2048	150,000	158,689
Valero Energy Partners L.P. 4.38%, 12/15/2026	158,000	168,897
Western Gas Partners L.P.:
4.75%, 8/15/2028	160,000	162,613
5.38%, 6/1/2021	156,000	162,168
5.45%, 4/1/2044	250,000	235,182
Western Midstream Operating L.P.:
4.00%, 7/1/2022	200,000	202,936
4.50%, 3/1/2028	40,000	39,873
4.65%, 7/1/2026	427,000	432,901
5.30%, 3/1/2048	100,000	92,804
5.50%, 8/15/2048	60,000	56,892
Williams Cos., Inc.:
3.35%, 8/15/2022	521,000	531,034
3.60%, 3/15/2022	173,000	177,514
3.70%, 1/15/2023	65,000	67,117
3.75%, 6/15/2027	303,000	313,141
3.90%, 1/15/2025	69,000	72,254
4.00%, 11/15/2021	75,000	77,388
4.00%, 9/15/2025	205,000	216,779
4.30%, 3/4/2024	323,000	342,897
4.55%, 6/24/2024	245,000	263,787
4.85%, 3/1/2048 (b)	115,000	123,049
4.90%, 1/15/2045	120,000	125,796
5.10%, 9/15/2045	377,000	408,702
5.75%, 6/24/2044	95,000	110,810
6.30%, 4/15/2040	42,000	50,839
7.88%, 9/1/2021	370,000	410,378
		40,480,319
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	129,000	140,233

194

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	$ 158,000	$ 162,596
3.80%, 4/15/2026	410,000	430,233
3.95%, 1/15/2027	50,000	52,401
4.00%, 1/15/2024	200,000	211,778
4.30%, 1/15/2026	50,000	53,613
4.50%, 7/30/2029	65,000	71,707
4.70%, 7/1/2030	135,000	151,914
4.85%, 4/15/2049	120,000	135,469
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	250,000	253,020
3.35%, 10/1/2020	100,000	101,040
4.13%, 7/1/2024	50,000	52,805
American Tower Corp.:
2.25%, 1/15/2022	100,000	99,527
2.95%, 1/15/2025	200,000	202,016
3.13%, 1/15/2027	90,000	89,455
3.38%, 5/15/2024	300,000	308,724
3.50%, 1/31/2023	110,000	113,444
3.60%, 1/15/2028	510,000	520,985
3.80%, 8/15/2029	125,000	129,489
3.95%, 3/15/2029	300,000	313,491
4.00%, 6/1/2025	187,000	198,024
4.70%, 3/15/2022	179,000	188,868
5.00%, 2/15/2024	234,000	257,526
5.90%, 11/1/2021	100,000	107,562
AvalonBay Communities, Inc.:
3.30%, 6/1/2029	115,000	119,607
Series GMTN, 2.95%, 5/11/2026	50,000	50,658
Series GMTN, 3.45%, 6/1/2025	100,000	104,843
Series GMTN, 3.50%, 11/15/2024	100,000	104,950
Series MTN, 3.20%, 1/15/2028	220,000	227,304
Series MTN, 3.35%, 5/15/2027	50,000	52,005
Series MTN, 4.15%, 7/1/2047	100,000	109,391
Series MTN, 4.35%, 4/15/2048	200,000	224,536
Boston Properties L.P.:
2.75%, 10/1/2026	179,000	176,261
3.40%, 6/21/2029	750,000	770,317
3.65%, 2/1/2026	127,000	131,900
4.13%, 5/15/2021	200,000	206,074
4.50%, 12/1/2028	350,000	387,695
5.63%, 11/15/2020	195,000	202,229
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	101,273
Security Description	Principal Amount	Value
3.85%, 2/1/2025	$ 250,000	$ 257,517
3.90%, 3/15/2027 (b)	100,000	101,588
4.13%, 6/15/2026	70,000	72,719
4.13%, 5/15/2029	50,000	52,281
Camden Property Trust 3.15%, 7/1/2029	160,000	162,962
Corporate Office Properties L.P.:
3.60%, 5/15/2023	60,000	60,849
5.00%, 7/1/2025	350,000	374,181
Crown Castle International Corp.:
3.20%, 9/1/2024	225,000	229,408
3.40%, 2/15/2021	250,000	253,380
3.65%, 9/1/2027	125,000	128,859
3.70%, 6/15/2026	196,000	203,754
3.80%, 2/15/2028	558,000	579,310
4.00%, 3/1/2027	103,000	108,250
4.45%, 2/15/2026	363,000	392,900
4.75%, 5/15/2047	183,000	196,601
5.25%, 1/15/2023	160,000	173,824
CubeSmart L.P.:
4.38%, 12/15/2023	65,000	68,867
4.38%, 2/15/2029	218,000	232,155
Digital Realty Trust L.P.:
2.75%, 2/1/2023	150,000	149,976
3.60%, 7/1/2029	125,000	126,894
3.63%, 10/1/2022	100,000	102,762
3.70%, 8/15/2027	139,000	143,173
4.45%, 7/15/2028	307,000	332,846
Duke Realty L.P.:
3.38%, 12/15/2027	1,005,000	1,026,115
3.75%, 12/1/2024	125,000	131,036
EPR Properties:
4.50%, 6/1/2027	143,000	148,621
5.75%, 8/15/2022	100,000	107,285
ERP Operating L.P.:
2.85%, 11/1/2026	130,000	131,312
3.00%, 4/15/2023	107,000	109,583
3.00%, 7/1/2029	100,000	101,506
3.38%, 6/1/2025	100,000	104,582
3.50%, 3/1/2028	150,000	157,935
4.00%, 8/1/2047	100,000	107,861
4.50%, 7/1/2044	200,000	226,620
4.50%, 6/1/2045	160,000	182,050
4.75%, 7/15/2020	136,000	138,477
Essex Portfolio L.P.:
3.63%, 5/1/2027	100,000	103,832
3.88%, 5/1/2024	75,000	78,718
4.00%, 3/1/2029	250,000	266,112
4.50%, 3/15/2048	330,000	354,529
Federal Realty Investment Trust:
3.20%, 6/15/2029	200,000	202,948
3.25%, 7/15/2027	158,000	161,212
4.50%, 12/1/2044	110,000	121,909

195

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	$ 165,000	$ 167,683
4.88%, 11/1/2020	250,000	254,865
HCP, Inc.:
3.40%, 2/1/2025	352,000	359,902
3.50%, 7/15/2029 (c)	115,000	115,839
3.88%, 8/15/2024	109,000	114,284
4.00%, 6/1/2025	130,000	137,199
4.20%, 3/1/2024	70,000	74,047
4.25%, 11/15/2023	250,000	265,342
6.75%, 2/1/2041	250,000	334,057
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	241,000	243,586
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	250,000	252,895
3.50%, 8/1/2026	40,000	40,520
Highwoods Realty L.P.:
3.88%, 3/1/2027	260,000	268,128
4.13%, 3/15/2028	345,000	359,680
4.20%, 4/15/2029	100,000	104,467
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	151,573
4.38%, 2/15/2030	300,000	286,659
4.50%, 6/15/2023	100,000	103,446
5.00%, 8/15/2022	118,000	123,729
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	275,000	291,868
Series E, 4.00%, 6/15/2025	96,000	99,407
Hudson Pacific Properties L.P. 4.65%, 4/1/2029	115,000	123,349
Kilroy Realty L.P.:
3.45%, 12/15/2024	100,000	102,756
4.75%, 12/15/2028	100,000	110,930
Kimco Realty Corp.:
3.20%, 5/1/2021	200,000	202,400
3.80%, 4/1/2027	108,000	112,345
4.45%, 9/1/2047	210,000	219,555
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	50,126
4.13%, 6/15/2022	100,000	104,302
4.38%, 2/1/2029	220,000	237,734
4.40%, 2/15/2024	63,000	67,330
Life Storage L.P.:
3.50%, 7/1/2026	50,000	49,822
3.88%, 12/15/2027	158,000	161,143
4.00%, 6/15/2029	100,000	102,565
Mid-America Apartments L.P.:
3.60%, 6/1/2027	114,000	117,559
3.75%, 6/15/2024	100,000	103,993
3.95%, 3/15/2029	225,000	238,320
National Retail Properties, Inc.:
3.60%, 12/15/2026	270,000	277,217
3.80%, 10/15/2022	200,000	207,242
Security Description	Principal Amount	Value
4.00%, 11/15/2025	$ 65,000	$ 68,713
Office Properties Income Trust:
4.25%, 5/15/2024	350,000	350,472
4.50%, 2/1/2025	200,000	200,290
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027	158,000	165,077
4.75%, 1/15/2028	237,000	251,168
5.25%, 1/15/2026	250,000	271,387
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	150,400
4.30%, 3/15/2027	58,000	59,851
Prologis L.P.:
3.88%, 9/15/2028	112,000	121,610
4.38%, 9/15/2048	75,000	86,014
Public Storage:
3.09%, 9/15/2027	88,000	89,853
3.39%, 5/1/2029	495,000	516,894
Rayonier, Inc. 3.75%, 4/1/2022	170,000	173,725
Realty Income Corp.:
3.25%, 10/15/2022	147,000	151,007
3.25%, 6/15/2029	300,000	305,952
3.65%, 1/15/2028	150,000	157,297
3.88%, 7/15/2024	60,000	63,655
4.13%, 10/15/2026	125,000	135,025
4.65%, 3/15/2047	215,000	249,738
Regency Centers L.P.:
3.60%, 2/1/2027	240,000	247,829
4.13%, 3/15/2028	100,000	106,664
4.40%, 2/1/2047	135,000	144,851
4.65%, 3/15/2049	60,000	66,791
Sabra Health Care L.P./Sabra Capital Corp. 4.80%, 6/1/2024	125,000	128,297
Simon Property Group L.P.:
2.35%, 1/30/2022 (b)	233,000	233,361
2.50%, 9/1/2020	118,000	118,302
2.63%, 6/15/2022	204,000	205,769
2.75%, 6/1/2023	150,000	152,031
3.38%, 10/1/2024	680,000	708,472
3.38%, 6/15/2027	100,000	103,913
3.38%, 12/1/2027	613,000	637,630
3.50%, 9/1/2025	50,000	52,416
4.13%, 12/1/2021	201,000	209,020
SITE Centers Corp. 4.70%, 6/1/2027	135,000	144,642
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	35,468
Spirit Realty L.P. 4.00%, 7/15/2029	90,000	91,072
STORE Capital Corp.:
4.50%, 3/15/2028	100,000	104,585
4.63%, 3/15/2029	100,000	106,581
UDR, Inc.:

196

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 1/15/2028	$ 158,000	$ 161,749
Series MTN, 2.95%, 9/1/2026	319,000	316,563
Series MTN, 3.20%, 1/15/2030 (c)	100,000	99,797
Series MTN, 4.00%, 10/1/2025	100,000	105,795
Ventas Realty L.P.:
2.65%, 1/15/2025 (c)	350,000	348,810
3.25%, 10/15/2026	219,000	220,034
3.85%, 4/1/2027	375,000	388,954
4.00%, 3/1/2028	100,000	104,966
4.40%, 1/15/2029	110,000	119,342
4.88%, 4/15/2049	250,000	275,042
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	500,000	515,280
4.13%, 6/1/2021	25,000	25,662
4.60%, 2/6/2024	158,000	167,608
Weingarten Realty Investors 3.50%, 4/15/2023	100,000	102,003
Welltower, Inc.:
3.63%, 3/15/2024	550,000	572,258
4.13%, 3/15/2029	100,000	105,968
4.25%, 4/15/2028	516,000	551,826
4.95%, 9/1/2048	50,000	55,742
Weyerhaeuser Co.:
3.25%, 3/15/2023	135,000	137,286
4.00%, 11/15/2029	450,000	478,417
4.63%, 9/15/2023	150,000	161,073
WP Carey, Inc. 4.25%, 10/1/2026	275,000	287,265
		34,847,155
RETAIL — 0.8%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	70,000	75,070
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,218
3.80%, 11/15/2027	218,000	214,017
4.50%, 10/1/2025	270,000	280,352
AutoZone, Inc.:
3.13%, 4/18/2024	200,000	204,838
3.13%, 4/21/2026	25,000	25,213
3.70%, 4/15/2022	426,000	440,471
3.75%, 6/1/2027	100,000	104,609
3.75%, 4/18/2029	200,000	208,086
Best Buy Co., Inc. 4.45%, 10/1/2028	200,000	211,166
Costco Wholesale Corp.:
2.30%, 5/18/2022	394,000	396,360
2.75%, 5/18/2024	100,000	102,658
Darden Restaurants, Inc. 3.85%, 5/1/2027 (b)	143,000	147,595
Dollar General Corp. 3.88%, 4/15/2027	208,000	216,023
Security Description	Principal Amount	Value
Dollar Tree, Inc.:
3.70%, 5/15/2023	$ 315,000	$ 326,258
4.00%, 5/15/2025	250,000	259,935
4.20%, 5/15/2028	115,000	119,019
Home Depot, Inc.:
2.13%, 9/15/2026	475,000	464,973
2.63%, 6/1/2022	408,000	414,956
2.70%, 4/1/2023	316,000	322,753
2.80%, 9/14/2027	353,000	358,666
2.95%, 6/15/2029	115,000	118,179
3.00%, 4/1/2026	80,000	82,725
3.25%, 3/1/2022	103,000	106,305
3.35%, 9/15/2025	656,000	694,920
3.50%, 9/15/2056	110,000	108,566
3.90%, 6/15/2047	226,000	244,401
4.20%, 4/1/2043	375,000	417,045
4.25%, 4/1/2046	455,000	512,153
4.40%, 4/1/2021	310,000	320,618
4.40%, 3/15/2045	90,000	103,322
4.88%, 2/15/2044	50,000	60,766
5.88%, 12/16/2036	514,000	683,183
5.95%, 4/1/2041	250,000	338,727
Kohl's Corp.:
4.25%, 7/17/2025 (b)	230,000	238,853
5.55%, 7/17/2045	150,000	150,489
Lowe's Cos., Inc.:
2.50%, 4/15/2026	495,000	485,857
3.10%, 5/3/2027	510,000	517,155
3.65%, 4/5/2029	234,000	244,312
3.70%, 4/15/2046	250,000	235,538
4.05%, 5/3/2047	300,000	298,626
4.38%, 9/15/2045	210,000	218,432
4.55%, 4/5/2049	585,000	630,700
4.65%, 4/15/2042	120,000	128,732
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	484,000	475,690
3.45%, 1/15/2021	53,000	53,421
4.38%, 9/1/2023 (b)	115,000	117,604
4.50%, 12/15/2034	20,000	18,412
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	301,000	304,684
Series MTN, 2.75%, 12/9/2020	325,000	326,986
Series MTN, 3.35%, 4/1/2023	180,000	186,833
Series MTN, 3.38%, 5/26/2025	115,000	120,283
Series MTN, 3.50%, 3/1/2027	264,000	277,398
Series MTN, 3.70%, 1/30/2026	283,000	300,778
Series MTN, 4.45%, 3/1/2047	300,000	327,321
Series MTN, 4.45%, 9/1/2048	55,000	60,469
Series MTN, 4.70%, 12/9/2035	220,000	250,054
Series MTN, 4.88%, 12/9/2045	360,000	415,314

197

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 6.30%, 10/15/2037	$ 100,000	$ 130,855
Series MTN, 6.30%, 3/1/2038	325,000	428,031
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	102,757
4.00%, 3/15/2027	310,000	317,028
5.00%, 1/15/2044	100,000	93,221
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	102,982
3.60%, 9/1/2027	108,000	111,083
3.90%, 6/1/2029	150,000	157,316
4.63%, 9/15/2021	310,000	323,364
QVC, Inc.:
4.45%, 2/15/2025	165,000	167,016
5.13%, 7/2/2022	125,000	130,018
5.45%, 8/15/2034	245,000	240,713
Starbucks Corp.:
2.10%, 2/4/2021	160,000	159,445
2.20%, 11/22/2020	128,000	127,820
2.45%, 6/15/2026	100,000	98,935
2.70%, 6/15/2022	64,000	64,764
3.10%, 3/1/2023	100,000	102,625
3.50%, 3/1/2028	100,000	104,913
3.55%, 8/15/2029	337,000	352,704
3.75%, 12/1/2047	300,000	294,612
3.80%, 8/15/2025	176,000	187,838
4.00%, 11/15/2028 (b)	150,000	163,449
4.30%, 6/15/2045	35,000	36,833
4.45%, 8/15/2049	300,000	328,530
4.50%, 11/15/2048	485,000	532,157
Tapestry, Inc. 4.13%, 7/15/2027	807,000	812,665
Target Corp.:
2.50%, 4/15/2026	312,000	314,362
2.90%, 1/15/2022	307,000	313,760
3.38%, 4/15/2029	260,000	275,894
3.63%, 4/15/2046	418,000	428,776
4.00%, 7/1/2042	350,000	380,268
6.50%, 10/15/2037	330,000	470,253
TJX Cos., Inc. 2.50%, 5/15/2023	130,000	131,585
Walgreen Co.:
3.10%, 9/15/2022 (b)	220,000	223,806
4.40%, 9/15/2042	112,000	106,568
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	257,000	259,768
3.80%, 11/18/2024	437,000	454,589
4.65%, 6/1/2046	120,000	118,682
4.80%, 11/18/2044	355,000	356,441
Walmart, Inc.:
2.35%, 12/15/2022	678,000	684,556
2.55%, 4/11/2023	278,000	281,839
2.65%, 12/15/2024	1,026,000	1,049,064
2.85%, 7/8/2024	870,000	898,275
3.05%, 7/8/2026	360,000	375,998
Security Description	Principal Amount	Value
3.13%, 6/23/2021	$ 384,000	$ 392,337
3.25%, 10/25/2020	250,000	253,945
3.25%, 7/8/2029	700,000	738,703
3.30%, 4/22/2024	114,000	119,805
3.40%, 6/26/2023	1,050,000	1,102,636
3.55%, 6/26/2025	212,000	226,338
3.63%, 12/15/2047	255,000	272,485
3.95%, 6/28/2038	105,000	117,040
4.30%, 4/22/2044	421,000	487,177
5.88%, 4/5/2027	140,000	172,600
6.50%, 8/15/2037	45,000	65,109
		31,837,420
SAVINGS & LOANS — 0.0% (a)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	200,000	221,990
SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.95%, 1/12/2021	250,000	252,190
3.50%, 12/5/2026	654,000	669,716
5.30%, 12/15/2045	50,000	57,732
Applied Materials, Inc.:
2.63%, 10/1/2020	50,000	50,247
3.90%, 10/1/2025	63,000	67,535
4.35%, 4/1/2047 (b)	53,000	59,131
5.10%, 10/1/2035	190,000	229,463
5.85%, 6/15/2041	610,000	786,949
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	217,000	215,479
2.65%, 1/15/2023	291,000	287,080
3.00%, 1/15/2022	670,000	671,983
3.13%, 1/15/2025	386,000	376,960
3.63%, 1/15/2024	206,000	207,852
3.88%, 1/15/2027	983,000	963,035
Broadcom, Inc.:
3.13%, 4/15/2021 (f)	250,000	251,570
3.13%, 10/15/2022 (f)	65,000	65,363
3.63%, 10/15/2024 (f)	448,000	450,339
4.25%, 4/15/2026 (f)	500,000	507,390
4.75%, 4/15/2029 (f)	650,000	666,705
Intel Corp.:
1.70%, 5/19/2021	590,000	585,758
2.45%, 7/29/2020	107,000	107,249
2.60%, 5/19/2026	115,000	115,764
2.70%, 12/15/2022	523,000	532,320
2.88%, 5/11/2024 (b)	366,000	376,841
3.15%, 5/11/2027	108,000	112,397
3.30%, 10/1/2021	312,000	320,689
3.70%, 7/29/2025	435,000	466,624
3.73%, 12/8/2047	356,000	369,678
4.00%, 12/15/2032	111,000	125,080
4.10%, 5/11/2047	199,000	217,682
KLA-Tencor Corp.:

198

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.10%, 3/15/2029	$ 160,000	$ 168,477
4.13%, 11/1/2021	89,000	92,135
5.00%, 3/15/2049	360,000	402,275
Lam Research Corp.:
2.80%, 6/15/2021	50,000	50,387
3.75%, 3/15/2026	400,000	420,768
4.00%, 3/15/2029	161,000	171,568
4.88%, 3/15/2049	125,000	137,831
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	325,000	337,158
4.88%, 6/22/2028	50,000	53,088
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	100,000	100,226
Micron Technology, Inc.:
4.64%, 2/6/2024	433,000	451,576
4.98%, 2/6/2026	100,000	105,270
5.33%, 2/6/2029 (b)	100,000	106,044
5.50%, 2/1/2025	188,000	193,386
NVIDIA Corp.:
2.20%, 9/16/2021	233,000	232,208
3.20%, 9/16/2026	100,000	102,341
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (f)	117,000	125,504
5.35%, 3/1/2026 (f)	100,000	110,676
5.55%, 12/1/2028 (f)	265,000	298,260
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
3.88%, 6/18/2026 (f)	250,000	257,077
4.30%, 6/18/2029 (f)	250,000	258,162
QUALCOMM, Inc.:
2.60%, 1/30/2023	118,000	118,454
2.90%, 5/20/2024	214,000	217,231
3.00%, 5/20/2022	567,000	577,524
3.25%, 5/20/2027	450,000	458,577
3.45%, 5/20/2025	200,000	208,010
4.30%, 5/20/2047 (b)	403,000	423,634
4.65%, 5/20/2035	316,000	351,392
4.80%, 5/20/2045	236,000	264,698
Texas Instruments, Inc.:
1.85%, 5/15/2022	125,000	124,304
3.88%, 3/15/2039	415,000	451,524
4.15%, 5/15/2048	250,000	283,692
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	50,725
3.00%, 3/15/2021	100,000	100,821
		17,971,804
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	160,713
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	60,000	59,899
2.60%, 6/15/2022	197,000	198,420
3.40%, 9/15/2026	164,000	167,008
Security Description	Principal Amount	Value
3.40%, 6/15/2027	$ 71,000	$ 71,774
4.50%, 6/15/2047	30,000	31,251
Adobe, Inc. 3.25%, 2/1/2025	115,000	119,981
Autodesk, Inc.:
3.50%, 6/15/2027	333,000	336,736
4.38%, 6/15/2025	225,000	239,074
CA, Inc.:
3.60%, 8/15/2022	201,000	203,305
4.70%, 3/15/2027	180,000	183,209
Citrix Systems, Inc. 4.50%, 12/1/2027	344,000	355,957
Electronic Arts, Inc.:
3.70%, 3/1/2021	100,000	101,867
4.80%, 3/1/2026	150,000	166,964
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	393,000	397,889
3.50%, 4/15/2023	209,000	216,651
3.63%, 10/15/2020	49,000	49,719
3.75%, 5/21/2029	50,000	53,045
4.50%, 10/15/2022	33,000	35,052
4.50%, 8/15/2046	200,000	212,858
5.00%, 10/15/2025	426,000	479,723
Fiserv, Inc.:
2.75%, 7/1/2024	350,000	353,497
3.20%, 7/1/2026	65,000	66,572
3.50%, 10/1/2022	500,000	516,840
3.50%, 7/1/2029	220,000	226,556
3.85%, 6/1/2025	247,000	261,447
4.40%, 7/1/2049	200,000	210,844
Microsoft Corp.:
1.55%, 8/8/2021	686,000	680,162
2.00%, 11/3/2020	621,000	620,901
2.00%, 8/8/2023	257,000	256,661
2.13%, 11/15/2022	166,000	167,238
2.38%, 2/12/2022	475,000	479,964
2.38%, 5/1/2023	375,000	379,875
2.40%, 2/6/2022	395,000	399,215
2.40%, 8/8/2026	528,000	530,798
2.65%, 11/3/2022	374,000	382,217
2.70%, 2/12/2025	372,000	382,550
3.00%, 10/1/2020	444,000	449,417
3.13%, 11/3/2025	864,000	909,516
3.30%, 2/6/2027	646,000	686,239
3.45%, 8/8/2036	710,000	750,335
3.50%, 2/12/2035	286,000	304,847
3.50%, 11/15/2042	158,000	164,533
3.63%, 12/15/2023	664,000	706,708
3.70%, 8/8/2046	269,000	290,915
3.75%, 2/12/2045	244,000	265,301
3.95%, 8/8/2056	285,000	317,236
4.00%, 2/12/2055	302,000	338,856
4.10%, 2/6/2037	464,000	529,596
4.20%, 11/3/2035	162,000	186,224

199

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.45%, 11/3/2045	$ 217,000	$ 261,125
4.50%, 2/6/2057	311,000	379,750
4.75%, 11/3/2055	265,000	337,679
Series 30Y, 4.25%, 2/6/2047	358,000	422,118
Oracle Corp.:
1.90%, 9/15/2021	448,000	445,644
2.40%, 9/15/2023	485,000	488,434
2.50%, 5/15/2022	203,000	205,044
2.50%, 10/15/2022	237,000	239,467
2.63%, 2/15/2023	380,000	385,704
2.65%, 7/15/2026	983,000	986,873
2.95%, 11/15/2024	465,000	479,015
2.95%, 5/15/2025	442,000	454,906
3.25%, 11/15/2027	828,000	866,013
3.40%, 7/8/2024	433,000	453,736
3.80%, 11/15/2037	554,000	585,329
3.85%, 7/15/2036	551,000	586,391
3.90%, 5/15/2035	343,000	371,452
4.00%, 7/15/2046	668,000	716,570
4.00%, 11/15/2047	531,000	570,852
4.13%, 5/15/2045	269,000	291,545
4.30%, 7/8/2034	189,000	214,936
4.38%, 5/15/2055	234,000	262,213
4.50%, 7/8/2044	225,000	255,501
5.38%, 7/15/2040	15,000	19,017
6.13%, 7/8/2039	173,000	236,616
salesforce.com, Inc.:
3.25%, 4/11/2023	94,000	97,467
3.70%, 4/11/2028	75,000	80,805
VMware, Inc.:
2.30%, 8/21/2020	110,000	109,702
2.95%, 8/21/2022	368,000	371,559
3.90%, 8/21/2027	179,000	181,032
		26,851,937
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	466,000	475,092
3.63%, 4/22/2029	351,000	364,759
4.38%, 7/16/2042	390,000	418,080
4.38%, 4/22/2049	230,000	248,055
6.13%, 11/15/2037	200,000	257,074
AT&T, Inc.:
2.95%, 7/15/2026	102,000	101,216
3.00%, 6/30/2022	1,257,000	1,278,884
3.40%, 5/15/2025	291,000	298,973
3.55%, 6/1/2024	391,000	406,222
3.60%, 7/15/2025	331,000	343,796
3.80%, 3/1/2024	138,000	145,190
3.80%, 2/15/2027	497,000	516,134
3.88%, 8/15/2021	200,000	206,184
3.88%, 1/15/2026	175,000	182,961
4.00%, 1/15/2022	183,000	189,819
4.10%, 2/15/2028	1,779,000	1,883,285
4.13%, 2/17/2026	290,000	309,137
Security Description	Principal Amount	Value
4.25%, 3/1/2027	$ 571,000	$ 611,667
4.30%, 2/15/2030	894,000	955,266
4.30%, 12/15/2042	527,000	520,860
4.35%, 3/1/2029	555,000	597,291
4.35%, 6/15/2045	323,000	322,771
4.45%, 4/1/2024	967,000	1,041,585
4.50%, 5/15/2035	547,000	573,322
4.50%, 3/9/2048	150,000	153,113
4.60%, 2/15/2021	900,000	927,126
4.75%, 5/15/2046	510,000	536,622
4.80%, 6/15/2044	502,000	529,013
4.85%, 3/1/2039	445,000	478,678
4.85%, 7/15/2045	352,000	376,228
4.90%, 6/15/2042	100,000	106,080
5.15%, 3/15/2042	191,000	209,961
5.25%, 3/1/2037	689,000	773,058
5.35%, 9/1/2040	287,000	323,902
5.38%, 10/15/2041	213,000	236,351
5.45%, 3/1/2047	270,000	310,362
5.70%, 3/1/2057	285,000	336,383
6.00%, 8/15/2040	205,000	243,755
6.35%, 3/15/2040	200,000	246,350
6.38%, 3/1/2041	459,000	572,162
Bell Canada, Inc. 4.30%, 7/29/2049	55,000	59,342
British Telecommunications PLC 9.63%, 12/15/2030	600,000	904,470
Cisco Systems, Inc.:
2.20%, 2/28/2021	315,000	315,334
2.50%, 9/20/2026	200,000	201,518
2.60%, 2/28/2023 (b)	135,000	137,260
3.00%, 6/15/2022	146,000	150,050
3.50%, 6/15/2025	45,000	48,086
5.90%, 2/15/2039	934,000	1,274,060
Corning, Inc. 4.25%, 8/15/2020	575,000	586,753
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	533,000	765,329
9.25%, 6/1/2032	350,000	537,929
Juniper Networks, Inc. 4.50%, 3/15/2024	140,000	149,167
Koninklijke KPN NV 8.38%, 10/1/2030	250,000	328,620
Motorola Solutions, Inc.:
3.75%, 5/15/2022	166,000	170,572
4.60%, 2/23/2028	603,000	632,270
4.60%, 5/23/2029	100,000	105,152
Orange SA:
4.13%, 9/14/2021	495,000	514,691
5.38%, 1/13/2042	55,000	66,667
9.00%, 3/1/2031	339,000	515,772
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	140,505
4.10%, 10/1/2023	599,000	636,845
4.30%, 2/15/2048	267,000	285,212

200

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.35%, 5/1/2049	$ 155,000	$ 167,405
4.50%, 3/15/2043	183,000	197,860
5.00%, 3/15/2044	38,000	44,067
Telefonica Emisiones SA:
4.10%, 3/8/2027	300,000	318,690
4.57%, 4/27/2023	130,000	140,127
4.67%, 3/6/2038	153,000	159,245
4.90%, 3/6/2048	184,000	194,451
5.21%, 3/8/2047	577,000	634,411
5.52%, 3/1/2049	370,000	426,780
7.05%, 6/20/2036	399,000	522,439
Telefonica Emisiones SAU 5.46%, 2/16/2021	271,000	283,889
TELUS Corp.:
2.80%, 2/16/2027	50,000	49,143
3.70%, 9/15/2027	100,000	103,893
4.30%, 6/15/2049	250,000	265,512
4.60%, 11/16/2048	100,000	110,952
Verizon Communications, Inc.:
2.63%, 8/15/2026	418,000	415,400
3.38%, 2/15/2025 (f)	85,000	88,732
3.38%, 2/15/2025	707,000	738,044
3.85%, 11/1/2042	353,000	359,492
3.88%, 2/8/2029	555,000	595,226
4.13%, 3/16/2027	584,000	635,357
4.13%, 8/15/2046	152,000	159,635
4.27%, 1/15/2036	305,000	330,400
4.33%, 9/21/2028	2,922,000	3,236,261
4.50%, 8/10/2033	1,185,000	1,335,175
4.52%, 9/15/2048	963,000	1,078,281
4.81%, 3/15/2039	629,000	722,652
5.15%, 9/15/2023	150,000	167,639
5.25%, 3/16/2037	1,077,000	1,291,215
5.50%, 3/16/2047	401,000	506,952
6.55%, 9/15/2043	546,000	759,311
Vodafone Group PLC:
4.13%, 5/30/2025	75,000	79,859
4.38%, 5/30/2028	526,000	568,590
4.38%, 2/19/2043	264,000	262,218
4.88%, 6/19/2049	350,000	369,593
5.00%, 5/30/2038	480,000	520,747
5.13%, 6/19/2059	350,000	378,259
5.25%, 5/30/2048	690,000	760,118
6.15%, 2/27/2037	331,000	399,884
7.88%, 2/15/2030	172,000	232,635
		46,742,910
TEXTILES — 0.0% (a)
Cintas Corp. No. 2:
3.25%, 6/1/2022	470,000	482,370
3.70%, 4/1/2027	74,000	78,835
		561,205
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
Security Description	Principal Amount	Value
3.15%, 5/15/2021	$ 243,000	$ 245,950
5.10%, 5/15/2044	230,000	237,463
		483,413
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	653,000	673,125
3.05%, 9/1/2022	301,000	308,188
3.25%, 6/15/2027 (b)	358,000	376,598
3.40%, 9/1/2024	100,000	105,404
3.45%, 9/15/2021	400,000	409,636
3.65%, 9/1/2025	150,000	159,975
3.90%, 8/1/2046	165,000	176,771
4.05%, 6/15/2048	75,000	82,813
4.15%, 4/1/2045	336,000	373,225
4.15%, 12/15/2048 (b)	55,000	61,778
4.38%, 9/1/2042	100,000	112,940
4.45%, 3/15/2043	145,000	165,596
4.55%, 9/1/2044	555,000	643,073
4.70%, 9/1/2045	250,000	296,357
4.90%, 4/1/2044	330,000	399,976
4.95%, 9/15/2041	100,000	120,641
7.00%, 12/15/2025	51,000	64,319
Canadian National Railway Co.:
2.75%, 3/1/2026	50,000	50,623
2.85%, 12/15/2021	100,000	101,222
3.20%, 8/2/2046	200,000	195,682
3.65%, 2/3/2048	150,000	158,259
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	450,000	491,076
4.80%, 9/15/2035	166,000	189,829
6.13%, 9/15/2115	71,000	96,777
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028 (b)	100,000	106,945
CSX Corp.:
2.60%, 11/1/2026	150,000	148,482
3.25%, 6/1/2027	250,000	257,893
3.80%, 3/1/2028	200,000	214,710
3.80%, 11/1/2046	245,000	247,759
3.95%, 5/1/2050	75,000	76,443
4.25%, 3/15/2029	225,000	250,337
4.25%, 11/1/2066	210,000	212,211
4.50%, 3/15/2049	95,000	106,568
4.50%, 8/1/2054	150,000	164,894
4.65%, 3/1/2068	100,000	107,167
4.75%, 11/15/2048	600,000	697,302
6.00%, 10/1/2036	125,000	156,568
6.15%, 5/1/2037	135,000	172,839
FedEx Corp.:
2.63%, 8/1/2022	361,000	363,819
3.20%, 2/1/2025	100,000	103,192
3.25%, 4/1/2026	337,000	348,192
3.40%, 2/15/2028 (b)	100,000	103,083
4.05%, 2/15/2048	100,000	96,505
4.10%, 2/1/2045	311,000	299,288

201

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.40%, 1/15/2047	$ 90,000	$ 90,152
4.55%, 4/1/2046	275,000	281,792
4.75%, 11/15/2045	440,000	463,241
4.90%, 1/15/2034	300,000	349,614
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	200,000	209,324
Kansas City Southern:
3.00%, 5/15/2023	230,000	234,340
4.95%, 8/15/2045	100,000	113,468
Kirby Corp. 4.20%, 3/1/2028	200,000	207,144
Norfolk Southern Corp.:
2.90%, 2/15/2023	149,000	152,053
2.90%, 6/15/2026 (b)	765,000	775,794
3.15%, 6/1/2027	408,000	419,134
3.80%, 8/1/2028 (b)	50,000	53,906
4.10%, 5/15/2049	100,000	106,556
4.15%, 2/28/2048 (b)	100,000	107,381
4.45%, 6/15/2045	241,000	267,773
4.65%, 1/15/2046	249,000	284,378
4.84%, 10/1/2041	250,000	289,777
5.10%, 8/1/2118	160,000	181,405
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	185,000	184,462
Series MTN, 2.50%, 9/1/2022	65,000	65,069
Series MTN, 2.80%, 3/1/2022	60,000	60,521
Series MTN, 2.88%, 6/1/2022	40,000	40,478
Series MTN, 3.40%, 3/1/2023	100,000	102,699
Series MTN, 3.45%, 11/15/2021	25,000	25,550
Series MTN, 3.50%, 6/1/2021	50,000	50,998
Series MTN, 3.65%, 3/18/2024	100,000	104,484
Series MTN, 3.75%, 6/9/2023	150,000	155,994
Union Pacific Corp.:
2.95%, 3/1/2022	300,000	305,544
3.00%, 4/15/2027	238,000	243,065
3.15%, 3/1/2024	80,000	82,522
3.25%, 8/15/2025	145,000	150,888
3.35%, 8/15/2046	50,000	47,048
3.50%, 6/8/2023	100,000	104,207
3.60%, 9/15/2037	40,000	40,452
3.65%, 2/15/2024	180,000	189,086
3.70%, 3/1/2029	125,000	134,324
3.75%, 7/15/2025	225,000	239,749
3.80%, 10/1/2051	294,000	295,561
3.95%, 9/10/2028	380,000	415,431
4.05%, 11/15/2045	185,000	193,386
4.05%, 3/1/2046	30,000	31,346
4.10%, 9/15/2067	370,000	369,815
4.16%, 7/15/2022	429,000	450,583
4.30%, 3/1/2049	75,000	82,948
4.38%, 9/10/2038	50,000	54,988
4.38%, 11/15/2065	416,000	436,887
4.50%, 9/10/2048	90,000	102,151
Security Description	Principal Amount	Value
6.63%, 2/1/2029	$ 100,000	$ 128,005
United Parcel Service, Inc.:
2.05%, 4/1/2021	290,000	289,461
2.35%, 5/16/2022	50,000	50,295
2.40%, 11/15/2026	50,000	49,480
2.45%, 10/1/2022	151,000	152,626
2.50%, 4/1/2023	350,000	353,381
2.80%, 11/15/2024	193,000	196,781
3.05%, 11/15/2027	200,000	206,648
3.40%, 3/15/2029	95,000	100,310
3.40%, 11/15/2046	50,000	47,584
3.75%, 11/15/2047	450,000	454,266
4.25%, 3/15/2049	150,000	164,532
4.88%, 11/15/2040	20,000	23,444
6.20%, 1/15/2038	100,000	136,275
		21,748,636
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	125,000	125,515
3.85%, 3/30/2027	20,000	20,610
4.35%, 2/15/2024	150,000	159,264
4.70%, 4/1/2029	200,000	220,412
4.85%, 6/1/2021	100,000	103,938
		629,739
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	175,000	175,457
3.40%, 3/1/2025	170,000	176,826
3.75%, 9/1/2028	150,000	159,927
4.00%, 12/1/2046	40,000	41,212
4.20%, 9/1/2048	100,000	108,077
4.30%, 12/1/2042	185,000	200,392
4.30%, 9/1/2045	100,000	108,524
6.59%, 10/15/2037	195,000	266,048
Aqua America, Inc.:
3.57%, 5/1/2029	100,000	104,034
4.28%, 5/1/2049	100,000	107,715
United Utilities PLC 6.88%, 8/15/2028	144,000	176,237
		1,624,449
TOTAL CORPORATE BONDS & NOTES (Cost $1,003,784,407)		1,050,429,381
ASSET-BACKED SECURITIES — 0.4%
ASSET-BACKED - OTHER — 0.0% (a)
Ally Master Owner Trust:
Series 2018-1, Class A2, 2.70%, 1/17/2023	150,000	151,001
Series 2018-2, Class A, 3.29%, 5/15/2023	500,000	509,735

202

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust:
Series 2017-2, Class A1, 2.16%, 9/15/2022	$ 575,000	$ 574,159
Series 2017-3, Class A, 2.48%, 9/15/2024	300,000	303,232
		1,538,127
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust:
Series 2019-2, Class A3, 2.23%, 1/16/2024	500,000	501,652
Series 2018-2, Class A3, 2.92%, 11/15/2022	145,000	146,067
Americredit Automobile Receivables Trust:
Series 2018-3, Class A3, 3.38%, 7/18/2023	400,000	407,850
Series 2018-1, Class C, 3.50%, 1/18/2024	225,000	230,960
Carmax Auto Owner Trust Series 2019-1, Class A3, 3.05%, 3/15/2024	1,500,000	1,530,930
Drive Auto Receivables Trust:
Series 2018-2, Class D, 4.14%, 8/15/2024	350,000	358,574
Series 2019-1, Class B, 3.41%, 6/15/2023	400,000	405,364
Ford Credit Auto Lease Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	160,001	161,657
Ford Credit Auto Owner Trust:
Series 2019-B, Class A3, 2.23%, 10/15/2023	300,000	300,579
Series 2019-A, Class A3, 2.78%, 9/15/2023	250,000	253,581
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	283,505	287,786
Honda Auto Receivables Owner Trust:
Series 2018-4, Class A3, 3.16%, 1/17/2023	200,000	203,819
Series 2019-1, Class A3, 2.83%, 3/20/2023	500,000	507,015
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	200,000	201,485
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	115,000	116,900
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	333,334	339,375
Security Description	Principal Amount	Value
Nissan Auto Receivables 2019-B Owner Trust Series 2019-B, Class A3, 2.50%, 11/15/2023	$ 200,000	$ 201,772
Santander Drive Auto Receivables Trust:
Series 2018-1, Class D, 3.32%, 3/15/2024	115,000	116,480
Series 2018-4, Class C, 3.56%, 7/15/2024	300,000	304,358
Series 2019-1, Class C, 3.42%, 4/15/2025	111,000	112,997
Toyota Auto Receivables Owner Trust:
Series 2018-A, Class A4, 2.52%, 5/15/2023	350,000	352,856
Series 2018-B, Class A3, 2.96%, 9/15/2022	500,000	505,787
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3, 3.02%, 11/21/2022	150,000	151,892
World Omni Auto Receivables Trust:
Series 2018-A, Class A3, 2.50%, 4/17/2023	270,000	271,114
Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	112,243
Series 2018-D, Class A3, 3.33%, 4/15/2024	150,000	153,836
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	200,000	203,199
		8,440,128
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2017-6, Class A, 2.04%, 5/15/2023	500,000	499,496
Series 2019-2, Class A, 2.67%, 11/15/2024	460,000	467,829
Series 2018-4, Class A, 2.99%, 12/15/2023	250,000	254,233
Series 2018-8, Class A, 3.18%, 4/15/2024	137,000	140,340
Series 2019-1, Class A, 2.87%, 10/15/2024	281,000	286,992
BA Credit Card Trust:
Series 2018-A1, Class A1, 2.70%, 7/17/2023	300,000	302,835
Series 2018-A2, Class A2, 3.00%, 9/15/2023	500,000	508,266
Capital One Multi-Asset Execution Trust:
Series 2017-A6, Class A6, 2.29%, 7/15/2025	500,000	503,689

203

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series 2019-A1, Class A1, 2.84%, 12/15/2024	$ 566,000	$ 576,792
Citibank Credit Card Issuance Trust:
Series 2017-A8, Class A8, 1.86%, 8/8/2022	500,000	498,385
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	339,932
Discover Card Execution Note Trust:
Series 2017-A6, Class A6, 1.88%, 2/15/2023	350,000	348,891
Series 2019-A1, Class A1, 3.04%, 7/15/2024	570,000	583,756
Series 2018-A5, Class A5, 3.32%, 3/15/2024	200,000	205,374
Synchrony Card Funding LLC:
Series 2019-A2, Class A, 2.34%, 6/16/2025	250,000	250,648
Series 2019-A1, Class A, 2.95%, 3/15/2025	200,000	204,063
Synchrony Credit Card Master Note Trust:
Series 2016-2, Class A, 2.21%, 5/15/2024	200,000	200,305
Series 2017-2, Class A, 2.62%, 10/15/2025	1,500,000	1,516,497
Series 2018-2, Class A, 3.47%, 5/15/2026	250,000	261,520
World Financial Network Credit Card Master Trust Series 2017-C, Class A, 2.31%, 8/15/2024	500,000	500,435
		8,450,278
TOTAL ASSET-BACKED SECURITIES (Cost $18,130,813)		18,428,533
FOREIGN GOVERNMENT OBLIGATIONS — 3.6%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.50%, 10/21/2020	580,000	576,398
2.63%, 01/31/2022	200,000	203,988
		780,386
CANADA — 0.3%
Canada Government International Bond:
2.00%, 11/15/2022	305,000	307,324
2.63%, 01/25/2022	460,000	469,996
Export Development Canada:
1.75%, 07/21/2020	794,000	791,880
2.50%, 01/24/2023	200,000	204,696
2.63%, 02/21/2024	500,000	517,230
2.75%, 03/15/2023	150,000	155,061
Security Description	Principal Amount	Value
Hydro-Quebec:
Series HH, 8.50%, 12/01/2029	$ 100,000	$ 152,422
Series IO, 8.05%, 07/07/2024	15,000	19,092
Province of Alberta Canada:
2.20%, 07/26/2022	250,000	251,898
2.95%, 01/23/2024	300,000	312,105
3.30%, 03/15/2028	400,000	428,508
3.35%, 11/01/2023	400,000	421,968
Province of British Columbia Canada 2.25%, 6/2/2026	344,000	346,879
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	700,967
Series GX, 2.60%, 04/16/2024	200,000	205,270
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	163,545
Province of Ontario Canada:
2.20%, 10/03/2022	200,000	201,668
2.25%, 05/18/2022	150,000	151,377
2.30%, 06/15/2026	200,000	201,420
2.40%, 02/08/2022	100,000	101,221
2.50%, 04/27/2026	345,000	351,517
2.55%, 02/12/2021	3,750,000	3,783,675
2.55%, 04/25/2022	170,000	172,965
3.05%, 01/29/2024	350,000	365,687
Province of Quebec Canada:
2.50%, 04/20/2026	100,000	102,111
2.75%, 04/12/2027	350,000	363,216
3.50%, 07/29/2020	1,000,000	1,015,450
Series PD, 7.50%, 09/15/2029	405,000	588,542
Series QO, 2.88%, 10/16/2024	960,000	1,000,790
		13,848,480
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	550,000	552,018
3.13%, 03/27/2025	200,000	208,224
3.13%, 01/21/2026	700,000	728,658
3.25%, 09/14/2021	200,000	204,750
3.50%, 01/25/2050	200,000	204,214
3.86%, 06/21/2047	350,000	379,015
3.88%, 08/05/2020	275,000	280,522
		2,557,401
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	348,926
3.88%, 04/25/2027	400,000	417,416
4.00%, 02/26/2024	675,000	706,914
4.38%, 07/12/2021	1,550,000	1,605,366
4.50%, 03/15/2029	400,000	437,100

204

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00%, 06/15/2045	$ 886,000	$ 979,455
5.20%, 05/15/2049	200,000	227,490
5.63%, 02/26/2044	300,000	355,269
6.13%, 01/18/2041	400,000	496,664
		5,574,600
GERMANY — 0.5%
FMS Wertmanagement:
1.38%, 06/08/2021 (b)	350,000	346,783
2.75%, 03/06/2023	300,000	309,708
2.75%, 01/30/2024	500,000	519,695
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,225,000	799,178
Zero Coupon, 06/29/2037	150,000	94,977
1.50%, 06/15/2021	660,000	655,690
1.63%, 03/15/2021	1,000,000	995,990
1.75%, 09/15/2021	200,000	199,770
2.00%, 11/30/2021	200,000	201,000
2.00%, 09/29/2022	290,000	291,900
2.00%, 10/04/2022	425,000	427,758
2.00%, 05/02/2025	1,745,000	1,756,238
2.13%, 03/07/2022	800,000	807,032
2.13%, 06/15/2022	110,000	111,067
2.13%, 01/17/2023	953,000	963,254
2.38%, 03/24/2021	630,000	635,368
2.38%, 08/25/2021	1,692,000	1,712,456
2.50%, 02/15/2022	750,000	763,522
2.50%, 11/20/2024	583,000	601,802
2.63%, 04/12/2021	400,000	405,264
2.63%, 01/25/2022	845,000	862,458
2.63%, 02/28/2024	980,000	1,014,045
2.75%, 07/15/2020	1,115,000	1,123,351
2.88%, 04/03/2028	244,000	259,572
Series GMTN, 2.75%, 09/08/2020	390,000	393,479
Series GMTN, 3.13%, 12/15/2021	1,000,000	1,031,780
Landwirtschaftliche Rentenbank:
2.38%, 06/10/2025	195,000	200,033
3.13%, 11/14/2023	513,000	540,389
Series 36, 2.00%, 12/06/2021	115,000	115,504
Series 37, 2.50%, 11/15/2027 (b)	500,000	516,375
		18,655,438
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 02/21/2023	270,000	297,276
5.38%, 03/25/2024	1,150,000	1,297,200
6.38%, 03/29/2021	923,000	985,893
7.63%, 03/29/2041	232,000	372,513
		2,952,882
INDONESIA — 0.1%
Indonesia Government International Bond:
Security Description	Principal Amount	Value
2.95%, 01/11/2023	$ 650,000	$ 654,017
3.40%, 09/18/2029	200,000	201,578
3.50%, 01/11/2028	340,000	342,781
4.10%, 04/24/2028	250,000	264,495
4.35%, 01/11/2048	100,000	103,701
4.45%, 02/11/2024	750,000	797,190
4.75%, 02/11/2029	300,000	333,222
5.35%, 02/11/2049	200,000	239,476
		2,936,460
ISRAEL — 0.0% (a)
Israel Government AID Bond 5.50%, 9/18/2033	100,000	136,361
Israel Government International Bond:
2.88%, 03/16/2026	200,000	206,694
3.25%, 01/17/2028	400,000	422,436
4.00%, 06/30/2022	100,000	105,386
4.13%, 01/17/2048	500,000	547,655
4.50%, 01/30/2043	225,000	258,214
		1,676,746
ITALY — 0.0% (a)
Italy Government International Bond 6.88%, 9/27/2023	653,000	739,203
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.88%, 07/21/2026	200,000	194,876
2.13%, 07/21/2020	250,000	250,075
2.13%, 11/16/2020	250,000	250,245
2.38%, 11/16/2022	1,250,000	1,264,087
2.50%, 05/23/2024	235,000	239,162
2.75%, 11/16/2027	200,000	205,492
2.88%, 06/01/2027	1,050,000	1,091,465
2.88%, 07/21/2027	200,000	207,566
3.13%, 07/20/2021	240,000	245,712
3.25%, 07/20/2023	515,000	538,309
3.25%, 07/20/2028	400,000	428,356
3.50%, 10/31/2028	250,000	272,970
Series DTC, 2.00%, 11/04/2021	200,000	200,000
Series DTC, 2.13%, 02/10/2025	350,000	349,356
Series DTC, 2.25%, 11/04/2026	263,000	262,337
Series DTC, 2.38%, 04/20/2026	160,000	161,232
Series DTC, 3.38%, 07/31/2023	200,000	210,008
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	280,000	287,994
Japan International Cooperation Agency:

205

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.75%, 04/27/2027	$ 200,000	$ 204,928
3.38%, 06/12/2028	200,000	215,336
		7,079,506
MEXICO — 0.2%
Mexico Government International Bond:
3.60%, 01/30/2025	930,000	952,236
3.63%, 03/15/2022	880,000	901,296
3.75%, 01/11/2028	500,000	509,315
4.00%, 10/02/2023	800,000	835,232
4.13%, 01/21/2026	600,000	628,026
4.15%, 03/28/2027	429,000	449,317
4.50%, 04/22/2029	200,000	214,404
4.60%, 01/23/2046	370,000	378,688
4.60%, 02/10/2048	400,000	412,680
5.55%, 01/21/2045	113,000	131,714
6.05%, 01/11/2040	775,000	925,087
Series GMTN, 3.50%, 01/21/2021	484,000	491,526
Series GMTN, 5.75%, 10/12/2110	589,000	644,136
Series MTN, 4.75%, 03/08/2044	1,291,000	1,348,579
Series MTN, 8.30%, 08/15/2031	100,000	141,505
Series MTNA, 6.75%, 09/27/2034	126,000	160,516
Series MTNA, 8.00%, 09/24/2022	100,000	116,267
		9,240,524
PANAMA — 0.1%
Panama Government International Bond:
3.88%, 03/17/2028	200,000	213,898
4.00%, 09/22/2024	550,000	586,459
6.70%, 01/26/2036	430,000	586,275
8.88%, 09/30/2027	500,000	708,270
9.38%, 04/01/2029	200,000	299,920
		2,394,822
PERU — 0.1%
Peruvian Government International Bond:
2.84%, 06/20/2030	115,000	115,984
4.13%, 08/25/2027	700,000	780,136
5.63%, 11/18/2050	600,000	827,718
6.55%, 03/14/2037	200,000	282,586
7.35%, 07/21/2025	245,000	312,618
8.75%, 11/21/2033	250,000	404,020
		2,723,062
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.00%, 02/01/2028	300,000	308,355
Security Description	Principal Amount	Value
3.70%, 02/02/2042	$ 800,000	$ 870,600
3.75%, 01/14/2029	251,000	274,406
3.95%, 01/20/2040	402,000	448,901
4.00%, 01/15/2021	649,000	666,075
4.20%, 01/21/2024	700,000	754,418
5.00%, 01/13/2037	351,000	440,052
6.38%, 10/23/2034	300,000	418,848
7.75%, 01/14/2031	200,000	294,958
9.50%, 02/02/2030	400,000	639,148
10.63%, 03/16/2025	235,000	336,739
		5,452,500
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	743,000	763,663
3.25%, 04/06/2026	345,000	364,955
4.00%, 01/22/2024	305,000	328,381
5.00%, 03/23/2022	620,000	666,351
5.13%, 04/21/2021	858,000	902,436
		3,025,786
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 06/25/2024	200,000	200,442
2.50%, 11/01/2020	200,000	200,678
2.63%, 05/26/2026	200,000	198,718
2.75%, 01/25/2022	80,000	80,852
3.25%, 11/10/2025	100,000	104,444
3.25%, 08/12/2026	1,125,000	1,161,484
3.50%, 11/27/2021	215,000	221,057
3.63%, 11/27/2023	500,000	526,130
4.00%, 01/14/2024	300,000	320,655
5.00%, 04/11/2022	200,000	214,290
Korea Development Bank:
2.50%, 01/13/2021	389,000	390,385
3.00%, 09/14/2022	430,000	438,948
3.25%, 02/19/2024	200,000	207,686
3.38%, 09/16/2025	150,000	157,778
3.75%, 01/22/2024	150,000	158,949
Korea International Bond:
2.00%, 06/19/2024	200,000	199,638
2.50%, 06/19/2029	200,000	199,804
2.75%, 01/19/2027	305,000	310,691
3.88%, 09/11/2023	450,000	482,841
4.13%, 06/10/2044	311,000	365,490
5.63%, 11/03/2025	100,000	119,360
		6,260,320
SUPRANATIONAL — 1.4%
African Development Bank:
Series GDIF, 2.13%, 11/16/2022	306,000	308,956
Series GDIF, 2.38%, 09/23/2021	60,000	60,707
Series GDIF, 2.63%, 03/22/2021	210,000	212,671

206

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series GMTN, 3.00%, 12/06/2021	$ 545,000	$ 560,473
Asian Development Bank:
2.63%, 01/30/2024	800,000	826,864
2.88%, 11/27/2020	185,000	187,375
5.82%, 06/16/2028	121,000	154,736
6.22%, 08/15/2027	175,000	223,382
Series GMTN, 1.63%, 08/26/2020 (b)	1,125,000	1,120,601
Series GMTN, 1.63%, 03/16/2021	325,000	323,661
Series GMTN, 1.75%, 06/08/2021	555,000	553,940
Series GMTN, 1.75%, 09/13/2022	880,000	878,900
Series GMTN, 1.75%, 08/14/2026	125,000	123,198
Series GMTN, 2.00%, 02/16/2022 (b)	1,285,000	1,291,875
Series GMTN, 2.00%, 04/24/2026	400,000	400,864
Series GMTN, 2.25%, 01/20/2021	340,000	341,829
Series GMTN, 2.75%, 03/17/2023	820,000	847,585
Series GMTN, 3.13%, 09/26/2028 (b)	250,000	271,380
Asian Infrastructure Investment Bank 2.25%, 5/16/2024	400,000	407,092
Corp. Andina de Fomento:
2.13%, 09/27/2021	581,000	576,823
2.75%, 01/06/2023	37,000	37,273
3.75%, 11/23/2023	175,000	183,365
4.38%, 06/15/2022	881,000	927,200
Council Of Europe Development Bank:
2.50%, 02/27/2024	240,000	246,792
2.63%, 02/13/2023	324,000	333,020
European Bank for Reconstruction & Development:
Series GMTN, 1.13%, 08/24/2020	420,000	415,943
Series GMTN, 1.88%, 02/23/2022	745,000	746,058
Series GMTN, 2.00%, 02/01/2021	200,000	200,308
Series GMTN, 2.13%, 03/07/2022	230,000	231,881
Series GMTN, 2.75%, 04/26/2021	200,000	203,118
Series GMTN, 2.75%, 03/07/2023	600,000	619,938
European Investment Bank:
1.63%, 08/14/2020	1,024,000	1,019,976
1.63%, 06/15/2021	250,000	249,023
Security Description	Principal Amount	Value
1.88%, 02/10/2025	$ 1,348,000	$ 1,348,310
2.00%, 12/15/2022	400,000	402,816
2.13%, 10/15/2021	310,000	312,248
2.13%, 04/13/2026	400,000	404,632
2.25%, 03/15/2022	497,000	503,118
2.25%, 08/15/2022	785,000	795,935
2.25%, 06/24/2024	750,000	764,632
2.38%, 06/15/2022	892,000	907,137
2.50%, 04/15/2021	220,000	222,462
2.50%, 03/15/2023	214,000	219,382
2.50%, 10/15/2024	900,000	928,728
2.63%, 05/20/2022	255,000	261,010
2.63%, 03/15/2024 (b)	1,025,000	1,061,264
2.88%, 12/15/2021 (b)	761,000	780,649
3.25%, 01/29/2024	1,276,000	1,354,704
4.00%, 02/16/2021	450,000	465,161
Series GMTN, 2.38%, 05/13/2021	300,000	302,898
Series GMTN, 2.88%, 08/15/2023	1,550,000	1,614,790
Series GMTN, 3.13%, 12/14/2023	500,000	527,540
Inter-American Development Bank:
1.25%, 09/14/2021	400,000	395,264
1.38%, 07/15/2020	425,000	422,250
1.88%, 03/15/2021	1,400,000	1,400,196
2.13%, 11/09/2020	463,000	464,093
2.13%, 01/15/2025	400,000	404,756
2.25%, 06/18/2029	250,000	253,200
2.38%, 07/07/2027	240,000	245,678
2.50%, 01/18/2023	150,000	153,545
2.63%, 01/16/2024	500,000	516,780
3.00%, 10/04/2023	325,000	340,356
3.00%, 02/21/2024	504,000	529,618
4.38%, 01/24/2044	125,000	161,915
Series GMTN, 1.75%, 04/14/2022	1,125,000	1,123,414
Series GMTN, 1.75%, 09/14/2022	971,000	969,349
Series GMTN, 2.13%, 01/18/2022	500,000	504,010
Series GMTN, 2.63%, 04/19/2021	345,000	349,692
Series GMTN, 3.00%, 09/26/2022	1,000,000	1,037,320
Series GMTN, 3.88%, 10/28/2041	203,000	242,806
International Bank for Reconstruction & Development:
1.75%, 04/19/2023	250,000	249,580
2.00%, 01/26/2022	915,000	919,767
2.13%, 11/01/2020	200,000	200,544
2.13%, 07/01/2022	750,000	757,613
2.13%, 02/13/2023 (b)	850,000	860,336

207

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.50%, 03/19/2024	$ 500,000	$ 515,030
3.00%, 09/27/2023	250,000	261,983
Series GDIF, 1.38%, 05/24/2021	1,040,000	1,031,025
Series GDIF, 1.38%, 09/20/2021	200,000	198,190
Series GDIF, 1.63%, 09/04/2020	785,000	781,993
Series GDIF, 1.63%, 03/09/2021	775,000	771,962
Series GDIF, 1.63%, 02/10/2022	450,000	448,128
Series GDIF, 1.88%, 06/19/2023	1,250,000	1,254,175
Series GDIF, 2.13%, 12/13/2021	1,000,000	1,008,060
Series GDIF, 2.13%, 03/03/2025	360,000	364,799
Series GDIF, 2.25%, 06/24/2021	1,035,000	1,043,166
Series GDIF, 2.50%, 07/29/2025	1,695,000	1,750,257
Series GDIF, 3.13%, 11/20/2025	200,000	214,252
Series GMTN, 4.75%, 02/15/2035	1,350,000	1,733,386
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	340,000	335,403
Series GMTN, 1.63%, 07/16/2020	1,435,000	1,429,690
Series GMTN, 2.00%, 10/24/2022 (b)	234,000	235,692
Series GMTN, 2.25%, 01/25/2021	275,000	276,529
Series GMTN, 2.88%, 07/31/2023 (b)	160,000	166,611
Nordic Investment Bank:
2.25%, 02/01/2021 (b)	260,000	261,357
2.25%, 09/30/2021	150,000	151,392
2.25%, 05/21/2024	585,000	595,776
2.88%, 07/19/2023	300,000	312,237
		55,907,398
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
Series GMTN, 1.75%, 08/28/2020	1,075,000	1,071,657
Series GMTN, 1.75%, 03/10/2021	250,000	249,257
Series GMTN, 3.13%, 11/08/2021	200,000	205,702
Series MTN, 2.38%, 04/09/2021	215,000	216,688
Series MTN, 2.75%, 10/07/2020	200,000	201,858
		1,945,162
Security Description	Principal Amount	Value
UNITED KINGDOM — 0.0% (a)
Ukraine Government AID Bonds 1.47%, 9/29/2021	$ 200,000	$ 198,300
URUGUAY — 0.1%
Uruguay Government International Bond:
4.13%, 11/20/2045	150,000	153,231
4.38%, 10/27/2027	200,000	216,162
4.38%, 01/23/2031	155,000	167,664
4.50%, 08/14/2024	395,000	421,836
4.98%, 04/20/2055	585,000	646,735
5.10%, 06/18/2050	456,000	513,570
7.63%, 03/21/2036	200,000	285,270
		2,404,468
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $141,563,961)		146,353,444
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.9%
Federal Home Loan Bank:
1.13%, 7/14/2021	4,335,000	4,276,998
1.38%, 2/18/2021	700,000	694,694
1.80%, 8/28/2020	400,000	398,572
1.88%, 11/29/2021	450,000	450,900
2.63%, 10/1/2020	1,600,000	1,613,920
2.63%, 12/10/2021	130,000	132,339
3.25%, 11/16/2028	320,000	347,789
5.50%, 7/15/2036	1,240,000	1,725,634
1.38%, 9/28/2020	250,000	248,337
3.00%, 10/12/2021	400,000	410,668
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	195,000	192,233
1.63%, 9/29/2020	1,000,000	996,510
2.38%, 2/16/2021	5,000,000	5,042,450
2.38%, 1/13/2022	4,330,000	4,392,135
2.50%, 9/1/2028	209,482	211,692
2.50%, 10/1/2029	549,720	555,310
2.50%, 1/1/2031	662,429	669,129
2.50%, 5/1/2031	2,060,625	2,078,800
2.50%, 6/1/2031	794,086	801,090
2.50%, 11/1/2032	2,019,905	2,036,439
2.50%, 12/1/2032	1,560,772	1,573,548
2.50%, 2/1/2033	3,224,761	3,251,158
3.00%, 11/1/2027	2,167,666	2,216,240
3.00%, 2/1/2029	376,852	385,442
3.00%, 7/1/2029	382,140	390,805
3.00%, 9/1/2029	595,280	608,779
3.00%, 4/1/2030	568,858	581,886
3.00%, 12/1/2030	1,462,756	1,496,256
3.00%, 5/1/2031	1,175,631	1,200,890

208

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.00%, 9/1/2032	$ 3,564,960	$ 3,640,024
3.00%, 1/1/2033	1,422,482	1,452,434
3.00%, 5/1/2033	7,552,080	7,703,947
3.00%, 5/1/2035	3,218,906	3,283,760
3.00%, 7/1/2035	618,117	630,571
3.00%, 4/1/2036	1,301,511	1,326,494
3.00%, 3/1/2043	1,016,074	1,035,622
3.00% 4/1/2043	1,854,060	1,889,729
3.00% 7/1/2043	670,026	682,917
3.00%, 8/1/2043	297,316	303,036
3.00%, 9/1/2043	370,631	377,762
3.00%, 10/1/2043	304,071	309,921
3.00%, 6/1/2045	1,354,558	1,376,850
3.00% 8/1/2045	3,728,706	3,795,512
3.00%, 4/1/2046	2,334,051	2,367,828
3.00%, 9/1/2046	1,571,406	1,594,147
3.00%, 10/1/2046	8,628,231	8,753,096
3.00%, 11/1/2046	1,496,277	1,517,931
3.00% 12/1/2046	6,268,823	6,359,543
3.00%, 2/1/2047	4,083,159	4,142,249
3.00%, 12/1/2047	11,228,474	11,362,784
3.00%, 1/1/2048	3,028,948	3,065,179
3.00%, 2/1/2048	6,888,603	6,971,001
3.00%, 3/1/2048	324,139	328,016
3.50%, 5/1/2026	486,396	502,605
3.50%, 1/1/2029	130,873	135,390
3.50%, 11/1/2029	421,256	436,192
3.50%, 2/1/2030	210,680	218,753
3.50%, 3/1/2032	476,705	494,800
3.50%, 6/1/2033	1,699,493	1,755,920
3.50%, 1/1/2034	5,113,408	5,283,184
3.50%, 3/1/2038	1,820,936	1,879,736
3.50%, 5/1/2043	283,286	293,340
3.50% 8/1/2043	1,450,557	1,502,040
3.50%, 6/1/2044	390,061	403,248
3.50%, 8/1/2044	766,874	792,800
3.50%, 10/1/2044	446,630	461,729
3.50%, 11/1/2044	702,161	725,899
3.50%, 12/1/2044	743,162	768,287
3.50%, 1/1/2045	716,156	740,367
3.50%, 2/1/2045	976,926	1,009,954
3.50% 7/1/2045	1,642,249	1,697,037
3.50%, 10/1/2045	965,181	994,707
3.50% 12/1/2045	1,456,809	1,505,012
3.50%, 3/1/2046	2,066,606	2,129,082
3.50%, 5/1/2046	949,542	978,248
3.50%, 8/1/2046	4,980,842	5,133,212
3.50%, 9/1/2046	11,015,731	11,348,752
3.50%, 12/1/2046	1,324,466	1,364,506
3.50%, 4/1/2047	202,512	208,523
3.50%, 9/1/2047	9,596,808	9,881,679
3.50%, 10/1/2047	1,324,459	1,363,774
3.50%, 11/1/2047	495,011	509,705
3.50%, 12/1/2047	1,171,674	1,206,454
3.50%, 1/1/2048	2,977,918	3,066,314
Security Description	Principal Amount	Value
3.50%, 2/1/2048	$ 9,645,046	$ 9,931,350
3.50%, 5/1/2048	6,623,601	6,790,926
3.50%, 6/1/2048	4,659,276	4,776,978
3.50%, 7/1/2048	3,220,235	3,301,584
3.50%, 11/1/2048	8,115,028	8,320,028
4.00%, 4/1/2024	47,565	49,392
4.00%, 5/1/2025	37,313	38,770
4.00%, 6/1/2025	85,918	89,273
4.00%, 8/1/2025	21,300	22,132
4.00%, 9/1/2025	19,365	20,121
4.00%, 6/1/2026	208,847	217,390
4.00%, 10/1/2040	254,140	268,500
4.00%, 12/1/2041	807,963	852,961
4.00%, 4/1/2042	543,622	573,898
4.00%, 6/1/2042	1,117,258	1,176,557
4.00% 5/1/2044	673,835	706,984
4.00%, 7/1/2044	1,044,501	1,095,884
4.00%, 12/1/2044	352,077	369,397
4.00%, 4/1/2045	795,853	832,527
4.00%, 5/1/2045	3,440,081	3,631,671
4.00%, 10/1/2045	1,246,256	1,303,686
4.00%, 1/1/2046	902,307	943,888
4.00%, 3/1/2046	628,154	659,903
4.00%, 9/1/2047	737,138	768,061
4.00%, 11/1/2047	4,583,016	4,775,276
4.00%, 12/1/2047	1,720,263	1,792,429
4.00%, 1/1/2048	2,692,465	2,805,416
4.00%, 4/1/2048	4,571,022	4,739,852
4.00% 5/1/2048	8,581,245	8,886,655
4.00%, 7/1/2048	7,347,055	7,605,839
4.00%, 10/1/2048	5,477,347	5,679,651
4.00%, 12/1/2048	6,954,558	7,199,517
4.50%, 10/1/2024	14,679	14,952
4.50%, 2/1/2039	2,364	2,542
4.50%, 6/1/2039	182,648	196,367
4.50%, 12/1/2039	147,364	158,433
4.50%, 6/1/2040	3,678	3,944
4.50%, 12/1/2040	551,299	591,208
4.50%, 4/1/2041	7,054	7,567
4.50%, 7/1/2041	400,725	429,838
4.50%, 8/1/2041	29,920	32,093
4.50%, 9/1/2041	152,908	164,017
4.50%, 10/1/2041	1,098,278	1,177,784
4.50%, 10/1/2043	18,111	19,311
4.50%, 8/1/2044	20,848	22,181
4.50%, 9/1/2044	471,182	501,299
4.50%, 4/1/2047	257,995	272,044
4.50%, 10/1/2047	229,321	241,809
4.50%, 12/1/2047	712,204	750,986
4.50% 1/1/2048	2,521,562	2,658,869
4.50%, 7/1/2048	3,504,535	3,665,175
4.50%, 12/1/2048	2,873,598	3,005,317
4.50%, 3/1/2049	4,369,110	4,569,380
5.00%, 11/1/2035	20,030	21,672
5.00% 12/1/2036	3,744	4,029

209

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.00% 2/1/2038	$ 285,664	$ 308,227
5.00% 3/1/2038	194,191	209,532
5.00%, 6/1/2038	48,395	52,211
5.00% 11/1/2038	397,537	428,954
5.00%, 1/1/2039	57,275	61,790
5.00%, 2/1/2039	132,470	142,912
5.00%, 3/1/2039	415,282	447,891
5.00%, 10/1/2039	39,272	42,367
5.00%, 7/1/2048	3,580,793	3,801,829
5.00%, 9/1/2048	829,250	880,432
5.00%, 3/1/2049	1,906,641	2,017,157
5.50%, 2/1/2022	3,033	3,120
5.50%, 11/1/2026	40,638	43,572
5.50%, 6/1/2027	11,370	12,196
5.50%, 4/1/2028	18,497	19,824
5.50%, 7/1/2028	27,107	29,051
5.50%, 7/1/2033	2,802	3,048
5.50% 1/1/2037	133,251	145,097
5.50%, 9/1/2037	1,284	1,406
5.50%, 11/1/2037	7,368	8,067
5.50%, 1/1/2038	64,588	70,712
5.50%, 4/1/2038	227,907	250,016
5.50% 7/1/2038	318,256	349,130
5.50%, 10/1/2038	5,734	6,291
5.50%, 11/1/2038	7,799	8,556
6.00%, 8/1/2031	8,327	9,401
6.00%, 3/1/2036	10,096	11,620
6.00%, 8/1/2036	58,749	67,198
6.00%, 1/1/2037	5,550	6,339
6.00%, 12/1/2037	5,368	6,136
6.00%, 10/1/2038	3,952	4,320
6.00%, 3/1/2040	3,133	3,594
6.00%, 5/1/2040	578,703	661,779
6.25%, 7/15/2032	2,866,000	4,113,914
6.50%, 11/1/2037	60,892	70,651
6.50%, 2/1/2038	9,961	10,923
6.50%, 9/1/2038	157,273	183,770
6.50%, 9/1/2039	81,832	95,255
6.75%, 3/15/2031	601,000	871,564
2.75%, 6/19/2023	645,000	668,465
Series GDIF, 6.75%, 9/15/2029	185,000	260,582
Series GMTN, 1.88%, 11/17/2020	150,000	149,938
Series K015, Class A2, 3.23%, 7/25/2021	1,000,000	1,015,735
Series K025, Class A1, 1.88%, 4/25/2022	247,890	246,638
Series K029, Class A1, 2.84%, 10/25/2022	274,444	276,361
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,054,782
Series K040, Class A2, 3.24%, 9/25/2024	700,000	734,963
Series K041, Class A2, 3.17%, 10/25/2024	750,000	785,378
Security Description	Principal Amount	Value
Series K049, Class A2, 3.01%, 7/25/2025	$ 350,000	$ 364,429
Series K053, Class A2, 3.00%, 12/25/2025	350,000	364,390
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	1,022,317
Series K064, Class A2, 3.22%, 3/25/2027	800,000	845,186
Series K067, Class AM, 3.28%, 8/25/2027	500,000	526,526
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,581,288
Series K070, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,594,343
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	2,158,112
Series K078, Class A2, 3.85%, 6/25/2028	1,000,000	1,105,743
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,279,051
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,474,086
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	887,816
Series K087, Class A2, 3.77%, 12/25/2028	270,000	297,720
Series K092, Class A2, 3.30%, 4/25/2029	500,000	532,985
Series K093, Class A2, 2.98%, 5/25/2029	500,000	519,402
Series K723, Class A2, 2.45%, 8/25/2023	650,000	657,813
Series K730, Class A2, 3.59%, 1/25/2025 (d)	1,000,000	1,066,125
Series K030, Class A2, VRN, 3.25%, 4/25/2023 (d)	1,000,000	1,039,556
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (d)	666,667	748,554
Federal National Mortgage Association:
1.25%, 5/6/2021	454,000	449,542
1.25%, 8/17/2021	1,239,000	1,224,652
1.38%, 2/26/2021	906,000	899,169
1.38%, 10/7/2021	286,000	283,183
1.50%, 11/30/2020	167,000	165,970
1.88%, 12/28/2020	250,000	250,037
1.88%, 4/5/2022	205,000	205,351
1.88%, 9/24/2026 (b)	1,019,000	1,009,218
2.00%, 1/5/2022	1,350,000	1,356,021
2.00%, 10/5/2022	1,200,000	1,207,824
2.13%, 4/24/2026	460,000	462,351
2.50%, 7/1/2028	620,191	626,411
2.50% 8/1/2028	927,402	936,704
2.50%, 10/1/2028	425,926	430,198
2.50%, 3/1/2029	1,580,620	1,594,868
2.50%, 2/1/2030	707,802	714,638
2.50%, 5/1/2030	1,081,186	1,091,543

210

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.50%, 7/1/2030	$ 371,310	$ 374,867
2.50%, 2/1/2031	1,297,783	1,310,214
2.50%, 8/1/2031	3,046,877	3,072,144
2.50%, 12/1/2032	2,492,390	2,511,481
2.50%, 1/1/2033	3,682,921	3,711,132
2.50%, 10/1/2042	419,796	419,197
2.63%, 9/6/2024	2,690,000	2,792,623
2.75%, 6/22/2021	1,000,000	1,018,250
2.88%, 10/30/2020	1,836,000	1,859,152
2.88%, 9/12/2023	1,100,000	1,146,134
3.00%, 8/1/2027	364,546	372,367
3.00%, 11/1/2028	703,085	718,730
3.00%, 6/1/2029	198,916	203,320
3.00% 8/1/2029	1,026,671	1,049,399
3.00%, 9/1/2029	405,795	414,778
3.00%, 6/1/2030	615,044	628,792
3.00%, 9/1/2030	106,908	109,297
3.00%, 11/1/2030	246,420	251,928
3.00%, 12/1/2030	829,359	847,897
3.00%, 6/1/2032	5,429,414	5,540,658
3.00%, 10/1/2032	1,588,839	1,621,394
3.00%, 1/1/2033	1,097,863	1,120,357
3.00%, 2/1/2033	2,508,126	2,559,518
3.00%, 2/1/2034	4,569,655	4,659,006
3.00%, 2/1/2035	442,757	451,769
3.00%, 3/1/2035	357,960	364,967
3.00%, 2/1/2036	945,034	963,534
3.00%, 11/1/2036	2,206,261	2,247,322
3.00%, 1/1/2037	2,385,474	2,429,871
3.00%, 9/1/2037	2,396,578	2,440,853
3.00%, 1/1/2038	3,605,340	3,671,945
3.00%, 12/1/2042	561,101	571,653
3.00%, 1/1/2043	1,054,786	1,074,622
3.00%, 3/1/2043	1,174,946	1,196,860
3.00%, 4/1/2043	294,241	299,729
3.00% 5/1/2043	3,115,145	3,173,244
3.00% 6/1/2043	2,207,768	2,248,946
3.00% 7/1/2043	2,022,054	2,059,766
3.00%, 8/1/2043	895,883	912,731
3.00%, 2/1/2044	8,971,683	9,139,011
3.00%, 5/1/2045	7,395,333	7,533,261
3.00%, 8/1/2045	11,880,359	12,101,936
3.00%, 9/1/2045	1,023,736	1,039,974
3.00% 11/1/2045	2,323,495	2,360,348
3.00%, 5/1/2046	2,326,725	2,359,023
3.00%, 8/1/2046	2,572,940	2,608,656
3.00%, 9/1/2046	2,478,312	2,512,714
3.00%, 10/1/2046	906,645	919,231
3.00% 11/1/2046	7,276,424	7,402,409
3.00% 1/1/2047	7,265,269	7,366,120
3.00%, 3/1/2047	480,855	487,530
3.00%, 7/1/2047	6,079,865	6,164,261
3.00%, 2/1/2048	8,110,201	8,202,401
3.50%, 10/1/2025	131,164	135,385
3.50%, 11/1/2025	157,357	162,421
Security Description	Principal Amount	Value
3.50%, 3/1/2026	$ 96,304	$ 99,438
3.50%, 1/1/2027	510,616	527,049
3.50%, 5/1/2029	200,007	206,970
3.50%, 1/1/2030	351,662	363,905
3.50%, 6/1/2033	3,586,543	3,703,713
3.50%, 6/1/2034	783,952	812,434
3.50%, 7/1/2034	1,452,011	1,504,765
3.50%, 2/1/2037	760,068	786,434
3.50%, 2/1/2038	444,470	462,088
3.50%, 4/1/2038	3,250,628	3,351,776
3.50%, 5/1/2038	1,205,644	1,243,176
3.50%, 12/1/2040	863,372	894,020
3.50%, 5/1/2042	1,745,557	1,808,692
3.50%, 8/1/2042	634,961	657,927
3.50%, 10/1/2042	686,662	711,498
3.50%, 1/1/2043	244,691	253,541
3.50%, 5/1/2043	233,528	241,675
3.50%, 7/1/2043	855,828	885,685
3.50%, 1/1/2044	842,963	872,371
3.50%, 10/1/2044	614,702	635,100
3.50% 1/1/2045	1,056,722	1,091,788
3.50%, 2/1/2045	12,364,353	12,811,562
3.50%, 4/1/2045	1,203,357	1,239,450
3.50% 8/1/2045	2,506,367	2,585,609
3.50% 11/1/2045	7,252,095	7,469,612
3.50% 12/1/2045	5,531,006	5,696,902
3.50%, 1/1/2046	1,871,618	1,927,754
3.50% 2/1/2046	6,161,258	6,345,298
3.50%, 10/1/2046	2,552,717	2,628,327
3.50% 5/1/2047	6,803,795	7,005,318
3.50%, 7/1/2047	3,367,162	3,484,629
3.50%, 10/1/2047	868,304	893,557
3.50% 11/1/2047	14,421,739	14,841,164
3.50% 1/1/2048	10,201,715	10,498,408
3.50% 2/1/2048	12,702,689	13,075,784
3.50%, 6/1/2048	6,631,541	6,795,047
3.50%, 8/1/2048	933,322	956,333
3.50%, 9/1/2048	2,869,899	2,942,679
3.50%, 7/1/2049	13,400,000	13,705,654
4.00%, 1/1/2020	130	130
4.00%, 4/1/2024	72,513	75,265
4.00%, 1/1/2025	73,671	76,468
4.00%, 3/1/2026	56,115	58,385
4.00%, 12/1/2034	436,244	458,215
4.00%, 3/1/2037	1,391,836	1,456,843
4.00%, 3/1/2038	1,737,391	1,812,480
4.00%, 6/1/2038	1,341,322	1,399,280
4.00% 12/1/2040	1,195,452	1,262,269
4.00%, 3/1/2041	917,298	967,804
4.00%, 12/1/2041	1,023,089	1,079,419
4.00%, 2/1/2042	237,335	250,403
4.00%, 10/1/2043	646,639	678,901
4.00%, 12/1/2043	88,741	93,168
4.00%, 5/1/2044	1,985,391	2,096,360
4.00%, 6/1/2044	606,284	635,723

211

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.00% 7/1/2044	$ 630,895	$ 661,529
4.00%, 9/1/2044	503,071	527,499
4.00% 10/1/2044	785,442	823,581
4.00%, 12/1/2044	683,252	716,428
4.00%, 1/1/2045	1,684,307	1,772,640
4.00%, 3/1/2045	570,176	596,089
4.00%, 5/1/2045	882,986	923,116
4.00%, 6/1/2045	1,460,011	1,530,904
4.00%, 7/1/2045	894,290	934,933
4.00%, 9/1/2045	1,330,285	1,390,743
4.00%, 12/1/2045	781,137	816,638
4.00%, 4/1/2046	1,083,909	1,131,499
4.00%, 11/1/2046	711,193	742,419
4.00% 4/1/2047	20,188,249	21,030,519
4.00%, 7/1/2047	395,764	412,107
4.00%, 8/1/2047	1,622,290	1,689,282
4.00%, 12/1/2047	15,254,077	15,883,986
4.00%, 1/1/2048	5,834,623	6,075,561
4.00%, 2/1/2048	2,597,938	2,705,218
4.00%, 5/1/2048	444,253	459,635
4.00%, 6/1/2048	6,291,571	6,509,413
4.00%, 7/1/2048	3,590,854	3,721,339
4.00%, 8/1/2048	6,569,502	6,796,966
4.00%, 9/1/2048	7,906,111	8,179,854
4.00% 11/1/2048	6,654,726	6,890,844
4.00%, 3/1/2049	2,501,588	2,590,545
4.50% 4/1/2023	152,129	156,599
4.50%, 8/1/2023	250	255
4.50%, 4/1/2031	238,895	253,339
4.50%, 4/1/2039	536,565	576,547
4.50%, 4/1/2040	506,867	543,232
4.50%, 10/1/2040	298,580	320,001
4.50%, 2/1/2041	614,329	658,535
4.50%, 5/1/2041	310,936	333,244
4.50%, 1/1/2042	1,047,477	1,122,851
4.50%, 9/1/2043	229,371	244,409
4.50% 12/1/2043	710,228	756,793
4.50%, 1/1/2044	172,562	183,876
4.50%, 2/1/2044	340,813	363,158
4.50% 6/1/2044	833,267	887,775
4.50%, 3/1/2046	1,219,253	1,306,726
4.50%, 9/1/2047	446,087	470,049
4.50%, 11/1/2047	3,187,978	3,359,224
4.50%, 4/1/2048	1,798,373	1,879,648
4.50% 8/1/2048	11,525,327	12,090,865
4.50%, 11/1/2048	2,704,372	2,837,073
4.50%, 12/1/2048	3,279,943	3,440,887
4.50% 1/1/2049	8,598,548	9,016,604
5.00%, 7/1/2035	459,649	496,901
5.00%, 7/1/2040	215,153	231,479
5.00%, 1/1/2042	668,606	719,341
5.00%, 3/1/2042	606,414	652,429
5.00%, 12/1/2043	147,137	158,615
5.00%, 7/1/2044	527,350	564,960
5.00%, 6/1/2048	2,276,760	2,407,771
Security Description	Principal Amount	Value
5.00%, 9/1/2048	$ 3,148,149	$ 3,329,302
5.50%, 7/1/2035	206,216	224,481
5.50% 6/1/2038	71,326	78,185
5.50%, 12/1/2038	212,872	232,909
5.50%, 12/1/2039	337,570	370,028
5.50%, 4/1/2040	227,543	252,232
5.50%, 9/1/2040	28,185	30,896
5.50%, 7/1/2041	371,781	404,642
5.50%, 5/1/2044	4,486,652	4,884,049
6.00%, 2/1/2037	201,017	226,728
6.00%, 10/1/2039	262,941	300,749
6.00%, 4/1/2040	360,261	414,556
6.25%, 5/15/2029	80,000	108,098
6.63%, 11/15/2030	1,849,000	2,643,312
7.13%, 1/15/2030	325,000	471,286
7.25%, 5/15/2030	1,125,000	1,657,811
Class A2, 3.27%, 1/25/2029	500,000	528,488
Series 2011-M4, Class A2, 3.73%, 6/25/2021	867,452	883,077
Series 2013-M12, Class APT, 2.48%, 3/25/2023 (d)	589,824	596,170
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	381,958	402,411
Series 2016-M4, Class AL, 3.27%, 1/25/2039	218,968	229,439
Series 2017-M8, Class A1, 2.65%, 5/25/2027	628,324	640,006
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	600,000	622,721
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	750,000	773,262
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (d)	861,702	933,700
Series 2019-M9, Class A2, 2.94%, 4/25/2029	750,000	771,758
TBA, 2.50%, 7/1/2034 (h)	7,500,000	7,550,850
TBA, 3.00%, 7/1/2034 (h)	7,525,000	7,672,038
TBA, 3.00%, 7/1/2049 (h)	6,000,000	6,050,520
TBA, 3.50%, 7/1/2034 (h)	6,150,000	6,347,353
TBA, 3.50%, 7/1/2049 (h)	6,850,000	7,002,138
TBA, 4.00%, 7/1/2034 (h)	5,500,000	5,708,780
TBA, 4.00%, 7/1/2049 (h)	15,000,000	15,502,050
TBA, 4.50%, 7/1/2049 (h)	9,850,000	10,291,083
TBA, 5.00%, 7/1/2049 (h)	9,000,000	9,511,020
Series 2013-M14, Class APT, VRN, 2.71%, 4/25/2023 (d)	446,789	454,624
Series 2014-M2, Class A2, VRN, 3.51%, 12/25/2023 (d)	852,973	897,128
Series 2017-M15, Class ATS2, VRN, 3.20%, 11/25/2027 (d)	700,000	734,926
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (d)	130,000	134,923

212

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series 2018-M5, Class A2, VRN, 3.56%, 9/25/2021 (d)	$ 218,114	$ 221,032
Government National Mortgage Association:
3.00% 12/15/2042	730,181	748,770
3.00% 12/20/2042	1,369,829	1,410,289
3.00%, 2/20/2043	1,254,917	1,291,982
3.00%, 4/20/2043	1,239,151	1,273,663
3.00%, 6/20/2043	848,522	872,155
3.00%, 12/20/2044	443,896	455,437
3.00%, 3/20/2045	499,536	511,782
3.00%, 4/20/2045	766,931	785,732
3.00%, 8/20/2045	1,093,931	1,120,748
3.00%, 1/20/2046	613,187	628,219
3.00%, 4/20/2046	1,215,296	1,243,586
3.00%, 5/20/2046	2,647,816	2,709,452
3.00%, 9/20/2046	2,343,415	2,397,965
3.00%, 10/20/2046	8,317,367	8,510,979
3.00%, 11/20/2046	1,310,084	1,340,580
3.00%, 1/20/2047	2,268,369	2,321,173
3.00%, 6/20/2047	807,763	825,945
3.00%, 7/20/2047	7,249,839	7,413,027
3.00%, 10/20/2047	5,141,092	5,256,814
3.00%, 11/20/2047	3,361,515	3,437,180
3.00%, 12/20/2047	2,994,114	3,061,509
3.00%, 1/20/2048	2,717,309	2,778,473
3.00%, 2/20/2048	3,172,343	3,243,750
3.00%, 3/20/2048	12,328,870	12,606,383
3.50%, 2/15/2042	788,263	823,235
3.50%, 6/20/2042	755,259	790,218
3.50%, 1/20/2043	2,953,121	3,089,813
3.50%, 4/15/2043	190,870	198,795
3.50%, 4/20/2043	762,438	797,729
3.50%, 7/20/2043	1,884,522	1,967,679
3.50%, 10/20/2043	369,372	385,671
3.50%, 12/20/2043	161,938	169,084
3.50%, 1/20/2044	332,111	346,765
3.50%, 3/20/2044	314,069	327,928
3.50%, 9/20/2044	5,071,052	5,291,295
3.50%, 10/20/2044	616,384	643,155
3.50%, 12/20/2044	469,432	489,820
3.50%, 2/20/2045	361,642	377,348
3.50%, 3/20/2045	429,928	447,010
3.50% 4/20/2045	2,675,299	2,781,601
3.50%, 6/20/2045	2,551,789	2,653,183
3.50%, 10/20/2045	7,869,210	8,181,889
3.50%, 11/20/2045	255,308	265,452
3.50%, 1/20/2046	3,322,353	3,454,365
3.50%, 3/20/2046	2,138,664	2,215,534
3.50%, 4/20/2046	1,866,494	1,933,582
3.50%, 5/20/2046	1,921,798	1,990,874
3.50%, 10/20/2046	1,166,448	1,208,373
3.50%, 2/20/2047	5,919,284	6,132,041
3.50%, 3/20/2047	1,285,870	1,330,555
Security Description	Principal Amount	Value
3.50%, 5/20/2047	$ 1,322,788	$ 1,368,756
3.50%, 6/20/2047	804,907	832,878
3.50%, 8/20/2047	1,184,840	1,226,014
3.50%, 9/20/2047	1,281,443	1,325,974
3.50%, 10/20/2047	824,269	852,913
3.50%, 11/20/2047	4,176,035	4,321,155
3.50%, 12/20/2047	5,792,525	5,993,820
3.50%, 1/20/2048	20,744,056	21,464,930
3.50%, 2/20/2048	5,176,707	5,356,602
3.50%, 3/20/2048	9,174,580	9,480,851
3.50%, 4/20/2048	5,387,126	5,566,963
3.50%, 6/20/2048	3,212,878	3,320,132
3.50%, 8/20/2048	2,441,128	2,522,620
4.00%, 4/15/2040	694,101	731,013
4.00%, 6/15/2040	42,158	44,400
4.00%, 3/20/2044	119,092	125,620
4.00%, 4/20/2044	596,546	629,249
4.00%, 6/20/2044	255,683	269,700
4.00%, 8/20/2044	266,833	281,461
4.00%, 9/20/2044	466,144	491,698
4.00%, 10/20/2044	243,783	257,147
4.00%, 12/20/2044	593,091	625,604
4.00%, 2/20/2045	420,991	444,070
4.00%, 5/15/2045	604,971	636,139
4.00%, 7/20/2045	3,130,711	3,296,407
4.00%, 8/20/2045	425,684	448,214
4.00%, 9/20/2045	8,001,931	8,425,440
4.00%, 10/20/2045	613,192	645,646
4.00%, 11/20/2045	2,195,741	2,311,953
4.00%, 5/20/2046	143,021	149,607
4.00%, 3/20/2047	1,462,971	1,530,342
4.00%, 4/20/2047	577,825	603,536
4.00%, 6/20/2047	4,196,365	4,383,087
4.00%, 7/20/2047	1,174,958	1,227,239
4.00%, 8/20/2047	1,855,451	1,938,011
4.00%, 9/20/2047	781,974	816,769
4.00%, 12/20/2047	6,969,262	7,279,367
4.00%, 2/20/2048	6,528,740	6,819,244
4.00%, 7/20/2048	1,337,178	1,387,266
4.00%, 8/20/2048	10,545,752	10,940,778
4.00%, 9/20/2048	2,828,730	2,934,689
4.50%, 6/15/2039	35,806	38,082
4.50%, 7/15/2039	154,332	164,140
4.50%, 4/15/2040	552,560	583,874
4.50% 6/15/2040	328,786	347,418
4.50%, 3/15/2041	181,721	192,020
4.50%, 6/15/2041	158,838	167,839
4.50%, 9/20/2041	155,367	165,286
4.50%, 12/15/2041	37,373	39,491
4.50%, 1/15/2042	127,261	135,350
4.50%, 10/20/2043	103,662	110,734
4.50%, 4/20/2044	266,343	284,515
4.50%, 11/20/2044	574,661	612,327
4.50%, 12/20/2044	175,477	186,978
4.50%, 7/20/2045	3,647,399	3,886,462

213

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.50%, 8/20/2045	$ 328,556	$ 350,091
4.50%, 9/20/2045	159,770	170,242
4.50%, 10/20/2045	588,952	627,554
4.50%, 4/20/2046	326,101	347,475
4.50%, 9/20/2047	381,807	401,026
4.50%, 11/20/2047	1,781,751	1,871,437
4.50%, 12/20/2047	1,561,528	1,640,129
4.50%, 1/20/2048	1,469,170	1,543,122
4.50%, 6/20/2048	4,912,398	5,125,737
4.50%, 8/20/2048	7,630,386	7,961,764
5.00%, 12/15/2038	180,781	194,601
5.00% 4/15/2039	357,627	384,910
5.00%, 5/15/2039	32,435	34,909
5.00%, 11/20/2041	894,020	957,432
5.00%, 5/20/2044	171,740	186,623
5.00%, 11/20/2044	207,828	226,076
5.00%, 1/20/2048	1,670,772	1,756,168
5.00%, 5/20/2048	2,569,555	2,690,281
5.00%, 7/20/2048	368,952	386,481
5.00%, 9/20/2048	2,022,716	2,118,813
5.00%, 11/20/2048	2,892,794	3,030,227
5.50%, 6/15/2038	227,103	246,125
5.50%, 7/15/2038	284,692	316,256
5.50%, 2/15/2039	47,182	53,538
5.50%, 5/20/2044	270,370	306,196
6.00%, 1/15/2038	33,255	37,969
6.00%, 4/15/2038	77,600	89,060
6.00%, 6/15/2041	126,398	148,321
TBA, 3.00%, 7/1/2049 (h)	6,925,000	7,074,511
TBA, 3.50%, 7/1/2049 (h)	4,191,716	4,329,623
TBA, 4.00%, 7/1/2049 (h)	13,925,000	14,434,655
TBA, 4.50%, 7/1/2049 (h)	9,900,000	10,319,067
TBA, 5.00%, 7/1/2049 (h)	3,100,000	3,240,275
Iraq Government AID Bond 2.15%, 1/18/2022	1,080,000	1,086,923
Tennessee Valley Authority:
2.88%, 9/15/2024	475,000	496,261
4.63%, 9/15/2060	34,000	45,348
5.25%, 9/15/2039	566,000	755,163
5.88%, 4/1/2036	128,000	176,436
7.13%, 5/1/2030	66,000	94,886
Series A, 2.88%, 2/1/2027	236,000	246,780
Series B, 4.70%, 7/15/2033	350,000	432,558
Series E, 6.75%, 11/1/2025	115,000	146,829
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,157,066,347)		1,177,216,266
U.S. TREASURY OBLIGATIONS — 38.8%
Treasury Bonds:
2.25%, 8/15/2046	2,506,000	2,367,387
2.50%, 2/15/2045	3,399,000	3,386,254
2.50%, 2/15/2046	3,681,800	3,662,240
2.50%, 5/15/2046	2,850,000	2,833,969
2.75%, 8/15/2042	5,251,000	5,509,448
Security Description	Principal Amount	Value
2.75%, 11/15/2042	$ 19,282,000	$ 20,209,946
2.75%, 8/15/2047	7,400,000	7,722,594
2.75%, 11/15/2047	17,200,000	17,952,500
2.88%, 5/15/2043	1,900,000	2,032,109
2.88%, 8/15/2045	3,700,000	3,954,375
2.88%, 11/15/2046	2,109,700	2,257,709
3.00%, 11/15/2044	1,464,000	1,599,191
3.00%, 5/15/2045	200,000	218,719
3.00%, 11/15/2045	2,900,000	3,173,688
3.00%, 2/15/2047	6,450,000	7,072,828
3.00%, 5/15/2047	10,200,000	11,172,187
3.00%, 2/15/2048	13,150,000	14,403,359
3.00%, 8/15/2048	20,450,000	22,427,898
3.00%, 2/15/2049	7,100,000	7,798,906
3.13%, 11/15/2041	2,518,000	2,817,799
3.13%, 2/15/2042	2,197,000	2,456,521
3.13%, 2/15/2043	1,240,000	1,382,794
3.13%, 8/15/2044	2,078,000	2,318,269
3.13%, 5/15/2048	14,000,000	15,710,625
3.38%, 5/15/2044	2,164,000	2,514,974
3.38%, 11/15/2048	9,500,000	11,183,281
3.50%, 2/15/2039	700,000	831,250
3.63%, 8/15/2043	3,950,000	4,767,773
3.63%, 2/15/2044	1,940,000	2,344,066
3.75%, 8/15/2041	150,000	184,172
3.75%, 11/15/2043	3,762,000	4,631,375
3.88%, 8/15/2040	150,000	187,336
4.25%, 11/15/2040	400,000	524,750
4.38%, 2/15/2038	2,235,000	2,954,041
4.38%, 11/15/2039	500,000	664,688
4.38%, 5/15/2040	10,350,000	13,780,055
4.38%, 5/15/2041	1,500,000	2,002,969
4.50%, 2/15/2036	502,000	662,248
4.50%, 5/15/2038	5,000,000	6,715,625
4.63%, 2/15/2040	34,770,000	47,732,691
4.75%, 2/15/2037	546,000	747,508
4.75%, 2/15/2041	5,400,000	7,555,781
5.25%, 11/15/2028	262,000	334,992
5.25%, 2/15/2029	250,000	321,016
5.50%, 8/15/2028	452,000	584,704
6.13%, 11/15/2027	686,000	907,021
6.25%, 8/15/2023	300,000	353,461
6.50%, 11/15/2026	1,054,000	1,386,175
6.88%, 8/15/2025	50,000	64,492
7.13%, 2/15/2023	524,000	622,455
7.50%, 11/15/2024	6,100,000	7,869,477
7.88%, 2/15/2021	172,000	188,488
8.75%, 8/15/2020	345,000	370,983
Treasury Notes:
1.13%, 2/28/2021	6,700,000	6,624,887
1.13%, 6/30/2021	400,000	395,141
1.13%, 9/30/2021	3,199,600	3,157,355
1.25%, 3/31/2021	4,105,600	4,067,591
1.25%, 10/31/2021	1,950,000	1,928,367
1.38%, 8/31/2020	4,380,000	4,353,138

214

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
1.38%, 1/31/2021	$ 3,300,000	$ 3,277,055
1.38%, 4/30/2021	6,624,000	6,575,614
1.38%, 5/31/2021	600,000	595,570
1.38%, 6/30/2023	4,000,000	3,944,688
1.50%, 7/15/2020	3,250,000	3,235,146
1.50%, 8/15/2020	7,125,000	7,092,158
1.50%, 1/31/2022	850,000	845,219
1.50%, 2/28/2023	23,770,000	23,580,583
1.50%, 3/31/2023	1,796,000	1,781,267
1.50%, 8/15/2026	2,392,000	2,331,453
1.63%, 7/31/2020	250,000	249,180
1.63%, 10/15/2020	9,150,000	9,121,049
1.63%, 11/30/2020	2,000,000	1,993,750
1.63%, 8/15/2022	1,972,000	1,965,992
1.63%, 8/31/2022	9,000,000	8,971,172
1.63%, 11/15/2022	3,964,000	3,950,683
1.63%, 4/30/2023	1,100,000	1,095,617
1.63%, 5/31/2023	884,000	880,547
1.63%, 10/31/2023	4,730,000	4,706,350
1.63%, 5/15/2026	300,000	295,219
1.75%, 10/31/2020	1,900,000	1,896,883
1.75%, 11/15/2020	9,825,000	9,811,184
1.75%, 12/31/2020	1,000,000	998,750
1.75%, 3/31/2022	500,000	500,313
1.75%, 5/15/2022	3,432,000	3,434,413
1.75%, 5/31/2022	3,650,000	3,652,566
1.75%, 6/30/2022	8,450,000	8,460,562
1.75%, 9/30/2022	2,470,000	2,471,737
1.75%, 1/31/2023	2,100,000	2,101,477
1.75%, 5/15/2023	3,610,000	3,612,256
1.88%, 12/15/2020	20,400,000	20,410,359
1.88%, 1/31/2022	5,399,600	5,418,583
1.88%, 2/28/2022	3,750,000	3,764,063
1.88%, 3/31/2022	2,600,000	2,611,578
1.88%, 4/30/2022	4,850,000	4,869,703
1.88%, 7/31/2022	8,200,000	8,237,156
1.88%, 8/31/2022	2,330,000	2,340,558
1.88%, 9/30/2022	14,900,000	14,973,336
1.88%, 10/31/2022	47,000	47,231
1.88%, 8/31/2024	2,150,000	2,160,582
2.00%, 7/31/2020	634,000	634,421
2.00%, 9/30/2020	400,000	400,594
2.00%, 11/30/2020	3,300,000	3,307,090
2.00%, 1/15/2021	9,900,000	9,925,523
2.00%, 2/28/2021	518,000	519,578
2.00%, 5/31/2021	300,000	301,301
2.00%, 8/31/2021	1,913,600	1,923,766
2.00%, 10/31/2021	2,800,000	2,817,063
2.00%, 11/15/2021	1,103,800	1,110,957
2.00%, 12/31/2021	6,275,000	6,317,650
2.00%, 2/15/2022	780,000	785,484
2.00%, 10/31/2022	31,400,000	31,677,203
2.00%, 11/30/2022	5,045,000	5,090,720
2.00%, 2/15/2023	9,040,000	9,125,456
2.00%, 2/15/2025	3,206,000	3,238,561
Security Description	Principal Amount	Value
2.00%, 8/15/2025	$ 200,000	$ 201,906
2.13%, 8/31/2020	994,000	996,369
2.13%, 1/31/2021	650,000	653,021
2.13%, 5/31/2021	6,000,000	6,041,016
2.13%, 6/30/2021	1,000,000	1,007,266
2.13%, 8/15/2021	3,201,600	3,226,112
2.13%, 9/30/2021	475,000	479,045
2.13%, 12/31/2021	809,800	817,582
2.13%, 5/15/2022	5,542,000	5,604,347
2.13%, 6/30/2022	500,000	505,938
2.13%, 12/31/2022	3,000,000	3,041,016
2.13%, 11/30/2023	2,000,000	2,031,875
2.13%, 2/29/2024	4,000,000	4,066,250
2.13%, 7/31/2024	2,600,000	2,644,078
2.13%, 9/30/2024	1,550,000	1,576,156
2.13%, 11/30/2024	7,000,000	7,119,766
2.13%, 5/15/2025	4,549,000	4,625,764
2.13%, 5/31/2026	4,600,000	4,676,187
2.25%, 2/15/2021	10,900,000	10,974,937
2.25%, 3/31/2021	21,483,600	21,652,280
2.25%, 4/30/2021	1,000,000	1,008,516
2.25%, 7/31/2021	800,000	808,000
2.25%, 4/15/2022	7,400,000	7,504,641
2.25%, 12/31/2023	1,854,000	1,894,122
2.25%, 1/31/2024	3,600,000	3,678,469
2.25%, 4/30/2024	18,350,000	18,767,176
2.25%, 10/31/2024	10,000,000	10,232,812
2.25%, 11/15/2024	12,344,000	12,631,384
2.25%, 12/31/2024	15,000,000	15,352,734
2.25%, 11/15/2025	1,400,000	1,433,797
2.25%, 2/15/2027	9,176,000	9,403,966
2.25%, 8/15/2027	6,600,000	6,759,844
2.25%, 11/15/2027	19,050,000	19,502,437
2.38%, 12/31/2020	2,542,000	2,562,157
2.38%, 3/15/2021	10,000,000	10,097,266
2.38%, 4/15/2021	6,925,000	6,995,873
2.38%, 3/15/2022	23,500,000	23,918,594
2.38%, 1/31/2023	14,900,000	15,232,922
2.38%, 2/29/2024	3,500,000	3,598,711
2.38%, 8/15/2024	2,955,000	3,041,341
2.38%, 4/30/2026	13,300,000	13,734,328
2.38%, 5/15/2027	12,600,000	13,027,219
2.38%, 5/15/2029 (b)	14,000,000	14,468,125
2.50%, 12/31/2020	35,300,000	35,644,727
2.50%, 1/31/2021	5,150,000	5,204,316
2.50%, 2/28/2021	20,100,000	20,327,695
2.50%, 1/15/2022	18,000,000	18,341,719
2.50%, 2/15/2022	5,500,000	5,608,281
2.50%, 3/31/2023	7,300,000	7,503,602
2.50%, 8/15/2023	2,308,000	2,377,961
2.50%, 1/31/2024	20,700,000	21,380,836
2.50%, 5/15/2024	9,694,000	10,027,989
2.50%, 1/31/2025	15,650,000	16,229,539
2.63%, 7/31/2020	7,900,000	7,958,633
2.63%, 8/15/2020	4,374,000	4,408,343

215

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.63%, 8/31/2020	$ 7,600,000	$ 7,662,344
2.63%, 11/15/2020	11,696,000	11,816,615
2.63%, 5/15/2021	6,900,000	7,007,004
2.63%, 6/15/2021	6,000,000	6,100,547
2.63%, 7/15/2021	6,050,000	6,155,402
2.63%, 12/15/2021	10,025,000	10,245,080
2.63%, 2/28/2023	14,050,000	14,494,551
2.63%, 6/30/2023	8,700,000	8,999,062
2.63%, 12/31/2023	9,200,000	9,547,156
2.63%, 3/31/2025	3,210,000	3,351,691
2.63%, 12/31/2025	11,000,000	11,519,062
2.63%, 1/31/2026	48,000,000	50,280,000
2.63%, 2/15/2029	20,650,000	21,776,070
2.75%, 9/30/2020	10,750,000	10,863,799
2.75%, 11/30/2020	19,200,000	19,441,500
2.75%, 8/15/2021	6,350,000	6,481,961
2.75%, 9/15/2021	6,300,000	6,440,273
2.75%, 4/30/2023	23,400,000	24,279,328
2.75%, 5/31/2023	30,350,000	31,511,836
2.75%, 7/31/2023	4,150,000	4,314,703
2.75%, 8/31/2023	17,100,000	17,792,016
2.75%, 11/15/2023	10,383,000	10,820,222
2.75%, 2/15/2024	4,618,000	4,822,563
2.75%, 2/28/2025	10,000,000	10,505,469
2.75%, 6/30/2025	10,500,000	11,050,430
2.75%, 8/31/2025	6,600,000	6,951,141
2.75%, 2/15/2028	5,550,000	5,901,211
2.88%, 10/31/2020	31,050,000	31,457,531
2.88%, 10/15/2021	7,050,000	7,229,555
2.88%, 11/15/2021	10,000,000	10,264,062
2.88%, 9/30/2023	14,100,000	14,751,024
2.88%, 10/31/2023	7,750,000	8,113,887
2.88%, 11/30/2023	11,750,000	12,313,633
2.88%, 4/30/2025	2,100,000	2,222,391
2.88%, 5/31/2025	10,200,000	10,800,047
2.88%, 7/31/2025	7,050,000	7,472,449
2.88%, 11/30/2025	10,000,000	10,620,312
2.88%, 5/15/2028	12,950,000	13,907,086
2.88%, 8/15/2028	13,300,000	14,293,344
2.88%, 5/15/2049	12,800,000	13,732,000
3.00%, 9/30/2025	5,200,000	5,555,062
3.00%, 10/31/2025	25,000,000	26,720,703
3.13%, 5/15/2021	348,400	356,960
3.13%, 11/15/2028	13,100,000	14,369,062
3.63%, 2/15/2021	11,356,000	11,682,041
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,528,080,763)		1,581,993,781
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	161,407
California, State General Obligation:
Security Description	Principal Amount	Value
2.80%, 4/1/2021	$ 135,000	$ 137,107
3.38%, 4/1/2025	155,000	165,046
3.50%, 4/1/2028	200,000	215,904
4.50%, 4/1/2033	250,000	282,720
4.60%, 4/1/2038	150,000	163,794
7.30%, 10/1/2039	295,000	443,429
7.35%, 11/1/2039	110,000	166,319
7.50%, 4/1/2034	275,000	415,085
7.55%, 4/1/2039	297,000	470,187
7.63%, 3/1/2040	90,000	142,015
California, State University Series B, 3.90%, 11/1/2047	100,000	108,261
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	227,964
6.60%, 7/1/2050	260,000	409,412
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	191,485
Series RY, 6.76%, 7/1/2034	250,000	342,807
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	352,350
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	169,144
University of California:
Series AD, 4.86%, 5/15/2112	450,000	546,201
Series AQ, 4.77%, 5/15/2115	75,000	88,333
Series AX, 3.06%, 7/1/2025	100,000	103,843
Series BD, 3.35%, 7/1/2029	300,000	317,994
		5,620,807
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	115,296
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	174,000	209,049
6.66%, 4/1/2057	98,000	128,061
7.06%, 4/1/2057	299,000	378,465
		715,575
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.47%, 1/1/2049	500,000	586,795
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	94,837
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	97,213
City of Chicago IL:

216

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series B, 6.31%, 1/1/2044	$ 100,000	$ 108,060
Series B, 7.38%, 1/1/2033	35,000	41,603
Series B, 7.75%, 1/1/2042	41,000	52,809
Sales Tax Securitization Corp.:
Series A, 4.64%, 1/1/2040	100,000	110,272
Series A, 4.79%, 1/1/2048	100,000	113,818
Series B, 3.82%, 1/1/2048	100,000	98,379
State of Illinois:
4.95%, 6/1/2023	261,818	274,035
5.10%, 6/1/2033	670,000	705,564
7.35%, 7/1/2035	500,000	589,615
		2,873,000
KANSAS — 0.0% (a)
Kansas Development Finance Authority Series H, 4.93%, 4/15/2045	50,000	61,304
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	117,124
5.46%, 12/1/2039	400,000	510,412
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	65,845
		693,381
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	122,010
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	190,000	199,544
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority Series A, 7.43%, 2/15/2029 (g)	275,000	347,380
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	104,087
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	489,161
Rutgers, State University of New Jersey 5.67%, 5/1/2040	205,000	265,911
		1,206,539
NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	301,473
Security Description	Principal Amount	Value
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	$ 100,000	$ 127,855
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	110,307
Series A2, 5.21%, 10/1/2031	100,000	119,196
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	209,508
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	130,035
New York, State Urban Development Corp. Series B, 3.90%, 3/15/2033	250,000	268,372
Port Authority of New York & New Jersey:
4.03%, 9/1/2048	350,000	394,341
4.93%, 10/1/2051	220,000	277,099
Series 192, 4.81%, 10/15/2065	150,000	186,960
Series 20, 4.23%, 10/15/2057	125,000	144,888
		2,270,034
OHIO — 0.0% (a)
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	124,162
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	347,758
		471,920
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (g)	100,000	120,556
PENNSYLVANIA — 0.0% (a)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	98,842
State Public School Building Authority 5.00%, 9/15/2027	95,000	109,141
		207,983
SOUTH CAROLINA — 0.0% (a)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	99,149
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue 4.05%, 7/1/2026	10,000	10,777
TEXAS — 0.1%
City of Houston TX:

217

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.96%, 3/1/2047	$ 700,000	$ 766,801
6.29%, 3/1/2032	100,000	122,583
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	228,528
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	77,561
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	101,417
Texas, State General Obligation 5.52%, 4/1/2039	100,000	132,786
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	132,887
University of Texas System Series A, 3.35%, 8/15/2047	100,000	101,662
		1,664,225
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	251,558
WISCONSIN — 0.0% (a)
State of Wisconsin Series C, 3.15%, 5/1/2027	160,000	167,370
TOTAL MUNICIPAL BONDS & NOTES (Cost $15,308,798)		16,871,028
MORTGAGE-BACKED SECURITIES — 1.2%
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	430,000	447,286
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	310,112
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (d)	390,000	434,419
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060	286,660	320,346
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	452,765
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	533,699
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	531,611
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051	695,000	755,469
Security Description	Principal Amount	Value
Series 2018-B3, Class A5, 4.03%, 4/10/2051	$ 350,000	$ 385,162
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	336,293
Series 2019-B11, Class A5, 3.54%, 5/15/2052	500,000	531,706
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	378,184
CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	255,000	269,716
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	375,980
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	485,082	494,785
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	521,728
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,281,082
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	527,245
COMM Mortgage Trust:
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	488,940	496,846
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,550,774
Series 2013-CR13, Class A4, 4.19%, 11/10/2046 (d)	400,000	429,180
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	330,676	341,203
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	531,344
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	531,997
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	455,000	477,816
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	688,925
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,112,424
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	532,097
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	523,344
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	525,421
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	560,971
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (d)	500,000	556,465

218

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	$ 1,600,000	$ 1,671,610
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	1,000,000	1,051,235
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	526,739
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	525,924
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	823,241
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	158,529	160,747
Series 2013-C10, Class A5, 3.14%, 12/15/2047	498,563	512,186
Series 2013-C16, Class AS, 4.52%, 12/15/2046	1,000,000	1,082,800
Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (d)	1,250,000	1,339,766
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	500,000	519,894
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,591,648
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	525,244
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (d)	500,000	523,744
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class ASB, 3.49%, 3/15/2050	500,000	524,912
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A3, 3.96%, 8/15/2046	480,265	508,000
Series 2013-C7, Class B, 3.77%, 2/15/2046	500,000	513,242
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	525,512
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	853,146
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	1,052,848
Series 2016-C29, Class A2, 2.79%, 5/15/2049	450,000	452,376
Series 2013-C10, Class A3, VRN, 4.10%, 7/15/2046 (d)	473,444	501,452
Morgan Stanley Capital I Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	795,894
Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	$ 500,000	$ 527,607
Series 2018-H3, Class A5, 4.18%, 7/15/2051	500,000	556,602
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	344,112
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	533,416
Series 2018-C10, Class A4, 4.31%, 5/15/2051	500,000	556,123
Series 2018-C14, Class A3, 4.18%, 12/15/2051	1,500,000	1,662,225
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	327,576
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	411,677
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	529,357
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	543,000	566,366
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,432,380
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	525,848
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	315,965
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	521,024
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	553,354
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	877,257
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/2044	320,000	328,348
Series 2012-C9, Class A3, 2.87%, 11/15/2045	174,549	177,504
Series 2013-C12, Class ASB, 2.84%, 3/15/2048	270,762	273,200
Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	678,348
Series 2014-C20, Class A3, 3.64%, 5/15/2047	285,878	290,305
Series 2013-C16, Class B, VRN, 5.19%, 9/15/2046 (d)	2,000,000	2,161,985

219

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (d)	$500,000	$ 536,546
TOTAL MORTGAGE-BACKED SECURITIES (Cost $47,239,895)		49,015,680
	Shares
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (i) (j)	142,996,702	142,996,702
State Street Navigator Securities Lending Portfolio III (k) (l)	20,243,076	20,243,076
TOTAL SHORT-TERM INVESTMENTS (Cost $163,239,778)		163,239,778
TOTAL INVESTMENTS — 103.1% (Cost $4,074,414,762)		4,203,547,891
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(126,814,424)
NET ASSETS — 100.0%		$ 4,076,733,467
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	Security, or a portion of the security has been designated as collateral for TBA securities.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2019.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
GMTN	= Global Medium Term Note
IO	= Interest Only
ISDA	= International Swaps and Derivatives Association
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
TBA	= To Be Announced
VRN	= Variable Rate Note

220

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$ —	$ 18,428,533	$—	$ 18,428,533
Corporate Bonds & Notes	—	1,050,429,381	—	1,050,429,381
Foreign Government Obligations	—	146,353,444	—	146,353,444
Mortgage-Backed Securities	—	49,015,680	—	49,015,680
U.S. Government Agency Obligations	—	1,177,216,266	—	1,177,216,266
Municipal Bonds & Notes	—	16,871,028	—	16,871,028
U.S. Treasury Obligations	—	1,581,993,781	—	1,581,993,781
Short-Term Investments	163,239,778	—	—	163,239,778
TOTAL INVESTMENTS	$163,239,778	$4,040,308,113	$—	$4,203,547,891
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	257,454,873	$257,454,873	$ 690,162,869	$ 804,621,040	$—	$—	142,996,702	$142,996,702	$2,687,652
State Street Navigator Securities Lending Government Money Market Portfolio	23,059,826	23,059,826	211,974,285	235,034,111	—	—	—	—	64,541
State Street Navigator Securities Lending Portfolio III	—	—	138,947,369	118,704,293	—	—	20,243,076	20,243,076	18,554
Total		$280,514,699	$1,041,084,523	$1,158,359,444	$—	$—		$163,239,778	$2,770,747
221	ARSPAB

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.50%, 10/1/2020	$ 819,000	$ 829,770
3.75%, 10/1/2021	1,180,000	1,212,863
3.75%, 2/15/2023 (a)	646,000	673,125
4.20%, 4/15/2024 (a)	437,000	470,155
4.65%, 10/1/2028	891,000	969,934
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	2,805,000	2,869,823
3.63%, 5/1/2022	1,431,000	1,476,191
3.65%, 11/1/2024	733,000	766,689
4.45%, 8/15/2020	542,000	554,152
WPP Finance 2010:
3.63%, 9/7/2022	593,000	610,630
3.75%, 9/19/2024	560,500	579,619
4.75%, 11/21/2021	1,359,000	1,424,504
		12,437,455
AEROSPACE & DEFENSE — 1.7%
Boeing Co 8.75%, 8/15/2021	458,000	516,665
Boeing Co.:
1.65%, 10/30/2020	456,000	451,937
1.88%, 6/15/2023	438,000	429,818
2.13%, 3/1/2022	492,000	490,490
2.25%, 6/15/2026	283,000	276,992
2.35%, 10/30/2021	278,000	278,928
2.60%, 10/30/2025	690,000	691,987
2.70%, 5/1/2022	440,000	446,310
2.80%, 3/1/2023	545,000	554,194
2.80%, 3/1/2024	746,000	757,697
2.80%, 3/1/2027	587,000	590,739
2.85%, 10/30/2024	507,000	516,268
3.10%, 5/1/2026	1,074,000	1,107,004
3.20%, 3/1/2029 (a)	1,098,000	1,136,880
3.25%, 3/1/2028	510,000	529,513
3.45%, 11/1/2028	681,000	718,114
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	1,798,000	1,942,649
5.40%, 2/1/2027	1,182,000	1,311,547
Embraer SA 5.15%, 6/15/2022	289,000	306,190
General Dynamics Corp.:
1.88%, 8/15/2023 (a)	630,000	622,081
2.13%, 8/15/2026	1,101,000	1,075,424
2.25%, 11/15/2022	1,377,000	1,382,825
2.38%, 11/15/2024	1,105,000	1,111,829
2.63%, 11/15/2027	649,000	653,790
3.00%, 5/11/2021	2,795,000	2,839,636
3.38%, 5/15/2023	1,187,000	1,239,572
3.50%, 5/15/2025	856,000	911,084
Security Description	Principal Amount	Value
3.75%, 5/15/2028 (a)	$ 1,043,000	$ 1,138,205
3.88%, 7/15/2021	594,000	611,808
Harris Corp.:
3.83%, 4/27/2025	786,000	827,438
4.40%, 6/15/2028	1,023,000	1,119,254
L3 Technologies, Inc.:
3.85%, 6/15/2023	553,000	577,321
3.85%, 12/15/2026	646,000	678,604
3.95%, 5/28/2024	429,000	448,923
4.40%, 6/15/2028	1,984,000	2,169,028
4.95%, 2/15/2021	1,103,000	1,139,531
Lockheed Martin Corp.:
2.50%, 11/23/2020	1,823,000	1,829,636
2.90%, 3/1/2025	739,000	760,291
3.10%, 1/15/2023	532,000	546,391
3.35%, 9/15/2021	1,384,000	1,418,212
3.55%, 1/15/2026	2,523,000	2,682,933
Northrop Grumman Corp.:
2.55%, 10/15/2022	2,085,000	2,096,864
2.93%, 1/15/2025	2,200,000	2,239,886
3.20%, 2/1/2027	817,000	836,967
3.25%, 8/1/2023	1,676,000	1,733,001
3.25%, 1/15/2028	2,706,000	2,778,764
3.50%, 3/15/2021	951,000	970,020
Raytheon Co.:
2.50%, 12/15/2022	1,841,000	1,854,292
3.13%, 10/15/2020	958,000	968,509
3.15%, 12/15/2024	345,000	359,004
7.20%, 8/15/2027	155,000	203,938
Rockwell Collins, Inc.:
2.80%, 3/15/2022	1,401,000	1,415,654
3.20%, 3/15/2024	891,000	916,376
3.50%, 3/15/2027 (a)	1,809,000	1,889,464
3.70%, 12/15/2023	777,000	813,814
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	419,000	422,117
3.95%, 6/15/2023	939,000	968,992
4.60%, 6/15/2028	780,000	821,956
United Technologies Corp.:
1.95%, 11/1/2021	672,000	666,537
2.30%, 5/4/2022	701,000	700,895
2.65%, 11/1/2026	1,369,000	1,372,792
2.80%, 5/4/2024	1,286,000	1,305,020
3.10%, 6/1/2022	2,733,000	2,795,859
3.13%, 5/4/2027	811,000	833,935
3.35%, 8/16/2021	649,000	663,369
3.65%, 8/16/2023	3,954,000	4,143,950
3.95%, 8/16/2025	1,959,000	2,110,470
4.13%, 11/16/2028	3,963,000	4,351,453
6.70%, 8/1/2028	500,000	643,700
		79,715,336
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 9/16/2026	844,000	812,291
2.85%, 8/9/2022	3,359,000	3,393,027

222

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.95%, 5/2/2023	$ 695,000	$ 703,236
3.49%, 2/14/2022	1,404,000	1,441,796
3.80%, 2/14/2024	1,064,000	1,109,837
4.00%, 1/31/2024 (a)	2,044,000	2,149,756
4.40%, 2/14/2026	1,545,000	1,653,258
4.75%, 5/5/2021	1,729,000	1,801,238
4.80%, 2/14/2029	3,804,000	4,101,853
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,940,000	1,941,882
3.38%, 3/15/2022	832,000	860,571
4.48%, 3/1/2021	162,000	167,853
BAT Capital Corp.:
2.30%, 8/14/2020	48,000	47,896
2.76%, 8/15/2022	3,210,000	3,215,521
3.22%, 8/15/2024	3,929,000	3,959,607
3.56%, 8/15/2027	5,071,000	5,048,485
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	678,000	681,132
3.25%, 8/15/2026	1,552,000	1,502,693
3.50%, 11/24/2020	331,000	334,869
3.75%, 9/25/2027	510,000	506,119
4.35%, 3/15/2024	960,000	1,004,957
Philip Morris International, Inc.:
1.88%, 2/25/2021	758,000	753,255
2.13%, 5/10/2023	1,105,000	1,092,790
2.38%, 8/17/2022	1,132,000	1,134,694
2.50%, 8/22/2022	1,100,000	1,105,060
2.50%, 11/2/2022	774,000	777,080
2.63%, 2/18/2022	1,017,000	1,024,902
2.63%, 3/6/2023	864,000	869,668
2.75%, 2/25/2026	1,116,000	1,118,902
2.88%, 5/1/2024	1,096,000	1,112,824
2.90%, 11/15/2021	844,000	855,082
3.13%, 8/17/2027 (a)	615,000	629,846
3.13%, 3/2/2028	403,000	409,444
3.25%, 11/10/2024	779,000	805,611
3.38%, 8/11/2025	657,000	684,692
3.60%, 11/15/2023	365,000	381,735
4.13%, 5/17/2021	600,000	618,852
Reynolds American, Inc.:
4.00%, 6/12/2022	4,368,000	4,531,014
4.45%, 6/12/2025	3,347,000	3,550,263
4.85%, 9/15/2023	314,000	337,603
		58,231,194
AIRLINES — 0.5%
American Airlines 2013-1 Pass Through Trust Class A, 4.00%, 1/15/2027	1,615,966	1,678,811
American Airlines 2013-2 Pass Through Trust Series 2013-2, Class A, 4.95%, 7/15/2024	1,174,916	1,231,876
Security Description	Principal Amount	Value
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	$ 537,623	$ 555,601
American Airlines 2015-1 Pass Through Trust Series A, Class A, 3.38%, 11/1/2028	559,539	570,181
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	158,512	163,515
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	280,640	282,773
American Airlines 2016-3 Pass Through Trust Series AA, Class AA, 3.00%, 4/15/2030	678,116	675,627
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	533,700	552,641
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	507,936	511,411
Continental Airlines 2007-1 Pass Through Trust Series 071A, Class A, 5.98%, 10/19/2023	609,177	645,935
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	89,495	93,811
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	1,232,215	1,287,985
Delta Air Lines 2007-1 Pass Through Trust Series 071A, Class A, 6.82%, 2/10/2024	474,301	522,248
Delta Air Lines 2019-1 Pass Through Trust Series AA, Class AA, 3.20%, 10/25/2025	250,000	258,508
Delta Air Lines, Inc.:
2.60%, 12/4/2020	783,000	781,927
3.40%, 4/19/2021	1,549,000	1,570,051
3.63%, 3/15/2022	1,042,000	1,059,037
3.80%, 4/19/2023	1,415,000	1,452,667
4.38%, 4/19/2028	708,000	722,118
Latam Airlines 2015-1 Pass Through Trust Series 2015-1, Class A, 4.20%, 8/15/2029	326,308	329,235

223

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Southwest Airlines Co.:
2.65%, 11/5/2020	$ 2,664,000	$ 2,675,508
2.75%, 11/16/2022	95,000	95,609
3.00%, 11/15/2026	930,000	932,092
3.45%, 11/16/2027	425,000	437,283
Spirit Airlines Pass Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	486,827	510,701
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	404,335	429,339
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	768,911	808,256
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	1,681,426	1,745,690
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	702,607	705,762
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	511,348	531,101
		23,817,299
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	545,000	548,602
2.38%, 11/1/2026	1,497,000	1,499,380
Ralph Lauren Corp.:
2.63%, 8/18/2020	354,000	354,563
3.75%, 9/15/2025	927,000	980,238
VF Corp. 3.50%, 9/1/2021	521,000	534,041
		3,916,824
AUTO MANUFACTURERS — 2.7%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	959,000	947,799
Series GMTN, 2.30%, 9/9/2026	2,035,000	1,977,430
Series GMTN, 2.65%, 2/12/2021	766,000	770,948
Series GMTN, 3.15%, 1/8/2021	475,000	481,451
Series GMTN, 3.45%, 7/14/2023	432,000	450,710
Series GMTN, 3.50%, 2/15/2028 (a)	1,083,000	1,140,302
Series GMTN, 3.55%, 1/12/2024	910,000	953,880
Security Description	Principal Amount	Value
Series MTN, 1.65%, 7/12/2021	$ 588,000	$ 581,191
Series MTN, 2.20%, 6/27/2022	998,000	997,391
Series MTN, 2.40%, 6/27/2024	1,573,000	1,572,214
Series MTN, 2.45%, 9/24/2020	1,221,000	1,224,016
Series MTN, 2.60%, 11/16/2022	322,000	325,368
Series MTN, 2.90%, 2/16/2024	641,000	653,653
Series MTN, 3.38%, 12/10/2021	1,082,000	1,110,035
Series MTN, 3.63%, 10/10/2023	1,179,000	1,238,952
Ford Motor Co.:
4.35%, 12/8/2026 (a)	2,328,000	2,348,370
6.63%, 10/1/2028	1,388,000	1,565,303
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	560,000	555,442
2.98%, 8/3/2022	905,000	895,869
3.10%, 5/4/2023	1,602,000	1,574,958
3.16%, 8/4/2020	606,000	607,788
3.20%, 1/15/2021	1,375,000	1,380,926
3.22%, 1/9/2022	1,261,000	1,261,668
3.34%, 3/18/2021	2,163,000	2,171,933
3.34%, 3/28/2022	1,385,000	1,389,806
3.47%, 4/5/2021	2,335,000	2,349,687
3.66%, 9/8/2024	1,125,000	1,111,781
3.81%, 10/12/2021	1,246,000	1,263,706
3.81%, 1/9/2024	1,854,000	1,852,739
3.82%, 11/2/2027 (a)	1,170,000	1,119,421
4.13%, 8/4/2025	1,822,000	1,823,950
4.14%, 2/15/2023	320,000	326,467
4.25%, 9/20/2022	860,000	883,366
4.38%, 8/6/2023	1,508,000	1,548,987
4.69%, 6/9/2025	1,130,000	1,164,307
5.09%, 1/7/2021	355,000	365,639
5.11%, 5/3/2029	968,000	989,054
5.58%, 3/18/2024	1,884,000	2,018,555
5.60%, 1/7/2022	1,387,000	1,468,042
5.75%, 2/1/2021	1,777,000	1,849,679
5.88%, 8/2/2021	2,431,000	2,563,076
Series GMTN, 4.39%, 1/8/2026	1,333,000	1,337,132
General Motors Co.:
4.00%, 4/1/2025	125,000	127,313
4.20%, 10/1/2027	1,600,000	1,615,984
4.88%, 10/2/2023	904,000	958,918
5.00%, 10/1/2028	1,088,000	1,145,316
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	891,000	887,810
3.15%, 6/30/2022	1,988,000	2,000,763
3.20%, 7/6/2021	2,500,000	2,518,275

224

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.25%, 1/5/2023	$ 1,803,000	$ 1,809,274
3.45%, 1/14/2022	1,680,000	1,704,578
3.45%, 4/10/2022	1,730,000	1,753,182
3.50%, 11/7/2024	813,000	811,951
3.55%, 4/9/2021	678,000	687,980
3.55%, 7/8/2022	1,161,000	1,181,294
3.70%, 11/24/2020	830,000	840,408
3.70%, 5/9/2023	1,283,000	1,302,296
3.85%, 1/5/2028	3,718,000	3,642,785
3.95%, 4/13/2024	1,907,000	1,950,480
4.00%, 1/15/2025	1,443,000	1,464,501
4.00%, 10/6/2026	956,000	965,493
4.15%, 6/19/2023	1,444,000	1,488,158
4.20%, 3/1/2021	1,669,000	1,704,950
4.20%, 11/6/2021	2,825,000	2,908,422
4.25%, 5/15/2023	811,000	838,980
4.30%, 7/13/2025	515,000	530,414
4.35%, 4/9/2025	1,307,000	1,350,915
4.35%, 1/17/2027	1,420,000	1,447,477
4.38%, 9/25/2021	1,685,000	1,739,459
5.10%, 1/17/2024	1,878,000	2,008,014
5.25%, 3/1/2026	1,384,000	1,486,015
5.65%, 1/17/2029	699,000	768,257
PACCAR Financial Corp.:
3.15%, 8/9/2021	542,000	551,653
3.40%, 8/9/2023	622,000	643,465
Series MTN, 2.05%, 11/13/2020	196,000	195,730
Series MTN, 2.30%, 8/10/2022	430,000	431,011
Series MTN, 2.65%, 5/10/2022	1,209,000	1,223,605
Series MTN, 2.80%, 3/1/2021	394,000	397,648
Series MTN, 3.10%, 5/10/2021	178,000	180,823
Toyota Motor Corp.:
2.16%, 7/2/2022 (b)	805,000	805,861
2.36%, 7/2/2024 (b)	1,070,000	1,071,669
2.76%, 7/2/2029 (b)	1,070,000	1,078,025
3.18%, 7/20/2021	1,040,000	1,061,226
3.42%, 7/20/2023	1,228,000	1,280,153
3.67%, 7/20/2028	1,068,000	1,154,519
Toyota Motor Credit Corp.:
3.35%, 1/8/2024 (a)	1,001,000	1,045,995
3.65%, 1/8/2029 (a)	656,000	711,386
Series GMTN, 1.90%, 4/8/2021	666,000	663,083
Series GMTN, 2.70%, 1/11/2023	885,000	899,364
Series GMTN, 2.80%, 7/13/2022	732,000	746,106
Series GMTN, 3.05%, 1/8/2021	1,218,000	1,234,662
Series GMTN, 3.05%, 1/11/2028	860,000	887,305
Security Description	Principal Amount	Value
Series GMTN, 3.45%, 9/20/2023	$ 956,000	$ 1,000,760
Series MTN, 2.15%, 9/8/2022	923,000	922,659
Series MTN, 2.25%, 10/18/2023	2,468,000	2,468,025
Series MTN, 2.60%, 1/11/2022	1,779,000	1,797,484
Series MTN, 2.63%, 1/10/2023	993,000	1,005,720
Series MTN, 2.65%, 4/12/2022	796,000	806,746
Series MTN, 2.75%, 5/17/2021	701,000	708,599
Series MTN, 2.90%, 4/17/2024 (a)	446,000	457,342
Series MTN, 2.95%, 4/13/2021	1,288,000	1,305,375
Series MTN, 3.20%, 1/11/2027	1,329,000	1,384,061
Series MTN, 3.30%, 1/12/2022	1,602,000	1,646,423
Series MTN, 3.40%, 9/15/2021	4,215,000	4,328,004
Series MTN, 3.40%, 4/14/2025	521,000	549,634
Series MTN, 4.25%, 1/11/2021	355,000	366,080
		130,862,854
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024	776,000	817,858
Aptiv PLC 4.25%, 1/15/2026	337,000	353,917
Aptiv PLC 4.35%, 3/15/2029	814,000	856,019
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	576,000	593,683
Harman International Industries, Inc. 4.15%, 5/15/2025	518,000	551,157
Lear Corp.:
3.80%, 9/15/2027	2,002,000	1,981,680
4.25%, 5/15/2029	500,000	504,400
5.25%, 1/15/2025	543,000	561,907
Magna International, Inc.:
3.63%, 6/15/2024	613,000	640,131
4.15%, 10/1/2025	1,151,000	1,233,216
		8,093,968
BANKS — 27.6%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	357,000	363,629
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	683,000	686,722

225

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.63%, 5/19/2022	$ 242,000	$ 244,115
3.30%, 5/17/2021 (a)	1,478,000	1,505,284
Series MTN, 2.13%, 8/19/2020	808,000	806,853
Series MTN, 2.25%, 11/9/2020	984,000	984,256
Series MTN, 2.30%, 6/1/2021	1,341,000	1,341,523
Series MTN, 2.63%, 11/9/2022	1,159,000	1,170,196
Series MTN, 2.70%, 11/16/2020	1,088,000	1,093,810
Series MTN, 3.70%, 11/16/2025	866,000	923,104
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	1,119,000	1,126,766
Banco Santander SA:
2.71%, 6/27/2024 (a)	2,990,000	2,998,701
3.13%, 2/23/2023	864,000	876,822
3.31%, 6/27/2029	2,790,000	2,813,408
3.50%, 4/11/2022	1,289,000	1,322,411
3.80%, 2/23/2028	1,552,000	1,583,304
3.85%, 4/12/2023	1,373,000	1,424,131
4.25%, 4/11/2027	2,142,000	2,250,000
4.38%, 4/12/2028 (a)	1,239,000	1,316,091
5.18%, 11/19/2025	1,459,000	1,587,232
Bancolombia SA 5.95%, 6/3/2021	914,000	965,476
Bank of America Corp.:
4.10%, 7/24/2023	2,513,000	2,681,019
5.70%, 1/24/2022	2,780,000	3,016,161
5.88%, 1/5/2021	210,000	220,918
6.22%, 9/15/2026	486,000	566,827
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	3,256,000	3,270,066
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	2,337,000	2,421,903
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	7,339,000	7,466,919
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	3,259,000	3,357,161
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	1,410,000	1,426,342
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	7,102,000	7,306,111
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	3,193,000	3,347,509
Series GMTN, 2.63%, 4/19/2021	3,702,000	3,724,175
Security Description	Principal Amount	Value
Series GMTN, 3.30%, 1/11/2023	$ 5,088,000	$ 5,244,405
Series GMTN, 3.50%, 4/19/2026	3,127,000	3,267,465
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	3,185,000	3,181,751
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	3,078,000	3,107,826
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	3,332,000	3,467,746
Series L, 3.95%, 4/21/2025	2,328,000	2,441,513
Series L, 4.18%, 11/25/2027	2,439,000	2,587,389
Series MTN, 2.15%, 11/9/2020	7,000	6,982
Series MTN, 2.50%, 10/21/2022	2,416,000	2,421,847
Series MTN, 2.63%, 10/19/2020	2,666,000	2,674,931
Series MTN, 3.25%, 10/21/2027	3,206,000	3,281,822
Series MTN, 3.88%, 8/1/2025	1,831,000	1,958,529
Series MTN, 4.00%, 4/1/2024	2,606,000	2,780,237
Series MTN, 4.00%, 1/22/2025	3,357,000	3,529,785
Series MTN, 4.13%, 1/22/2024	2,852,000	3,048,275
Series MTN, 4.20%, 8/26/2024	3,644,000	3,873,244
Series MTN, 4.25%, 10/22/2026	3,083,000	3,294,956
Series MTN, 4.45%, 3/3/2026	2,239,000	2,415,724
Series MTN, 5.00%, 5/13/2021	1,397,000	1,464,321
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	2,859,000	2,853,797
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	2,365,000	2,410,999
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	3,006,000	3,156,751
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	3,263,000	3,386,015
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	3,782,000	3,942,054
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	2,823,000	3,012,875
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	1,987,000	2,033,853

226

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	$ 2,148,000	$ 2,182,884
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	2,123,000	2,273,032
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	2,158,000	2,354,917
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	3,041,000	3,213,121
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	1,114,000	1,143,053
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (a) (c)	240,000	252,060
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (c)	1,445,000	1,468,871
Series D, 3.10%, 4/13/2021	1,657,000	1,682,584
Series E, 3.30%, 2/5/2024	1,313,000	1,359,415
Series MTN, 1.90%, 8/27/2021	2,568,000	2,550,127
Series MTN, 2.35%, 9/11/2022	1,417,000	1,421,081
Series MTN, 2.50%, 6/28/2024 (a)	3,670,000	3,673,413
Series MTN, 2.55%, 11/6/2022	1,380,000	1,392,958
Series MTN, 2.90%, 3/26/2022	3,040,000	3,086,938
Series MTN, 3.10%, 7/13/2020	1,036,000	1,044,847
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	421,000	439,760
3.55%, 9/23/2021	1,508,000	1,548,912
Series 0012, 3.65%, 2/4/2024	1,347,000	1,422,163
Series G, 3.00%, 2/24/2025	650,000	668,076
Series MTN, 2.05%, 5/3/2021	987,000	985,194
Series MTN, 2.20%, 8/16/2023	732,000	728,787
Series MTN, 2.45%, 11/27/2020	1,057,000	1,061,186
Series MTN, 2.45%, 8/17/2026	506,000	500,824
Series MTN, 2.50%, 4/15/2021	794,000	798,359
Series MTN, 2.60%, 8/17/2020	4,317,000	4,336,038
Series MTN, 2.60%, 2/7/2022	1,485,000	1,499,895
Series MTN, 2.80%, 5/4/2026	1,031,000	1,041,176
Series MTN, 2.95%, 1/29/2023	1,358,000	1,386,219
Security Description	Principal Amount	Value
Series MTN, 3.00%, 10/30/2028	$ 270,000	$ 272,805
Series MTN, 3.25%, 9/11/2024	569,000	590,719
Series MTN, 3.25%, 5/16/2027	592,000	613,851
Series MTN, 3.40%, 1/29/2028	655,000	687,933
Series MTN, 3.45%, 8/11/2023	605,000	630,815
Series MTN, 3.50%, 4/28/2023	1,895,000	1,975,462
Series MTN, 3.85%, 4/28/2028 (a)	570,000	622,959
Series MTN, 3.95%, 11/18/2025	540,000	583,832
Series MTN, 4.15%, 2/1/2021	250,000	257,482
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	2,406,000	2,424,430
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	630,000	654,790
Bank of Nova Scotia:
2.35%, 10/21/2020	1,007,000	1,008,651
2.70%, 3/7/2022	3,248,000	3,292,595
2.80%, 7/21/2021	1,241,000	1,255,495
3.40%, 2/11/2024 (a)	3,242,000	3,373,139
4.38%, 1/13/2021	437,000	451,041
4.50%, 12/16/2025	1,416,000	1,528,402
3 Month USD LIBOR + 2.65%, 4.65%, 10/12/2022 (c)	678,000	647,714
Series BKNT, 2.45%, 3/22/2021	1,648,000	1,655,152
Series BKNT, 2.45%, 9/19/2022	1,258,000	1,268,630
Series BKNT, 2.50%, 1/8/2021	936,000	939,987
Series BKNT, 3.13%, 4/20/2021	1,063,000	1,080,486
Bank One Corp.:
7.63%, 10/15/2026	459,000	589,884
7.75%, 7/15/2025	45,000	56,070
8.00%, 4/29/2027	433,000	570,919
BankUnited, Inc. 4.88%, 11/17/2025	908,000	984,917
Barclays Bank PLC:
2.65%, 1/11/2021	2,370,000	2,374,100
5.14%, 10/14/2020	2,985,000	3,069,595
Series BKNT, 3.75%, 5/15/2024	22,000	22,751
Barclays PLC:
3.20%, 8/10/2021	1,077,000	1,085,185
3.25%, 1/12/2021	1,188,000	1,197,183
3.65%, 3/16/2025	2,231,000	2,242,155
3.68%, 1/10/2023	1,744,000	1,767,928

227

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.34%, 1/10/2028	$ 1,660,000	$ 1,699,325
4.38%, 1/12/2026	2,718,000	2,821,665
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	3,701,000	3,822,393
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	2,719,000	2,814,111
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	1,673,000	1,702,361
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	1,018,000	1,084,302
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	1,362,000	1,355,027
Series MTN, 2.15%, 2/1/2021	1,090,000	1,088,060
Series MTN, 2.75%, 4/1/2022	1,005,000	1,017,291
Series MTN, 2.85%, 10/26/2024	1,023,000	1,048,043
Series MTN, 3.05%, 6/20/2022	1,669,000	1,705,050
Series MTN, 3.20%, 9/3/2021	2,051,000	2,087,549
Series MTN, 3.70%, 6/5/2025	1,112,000	1,184,336
Series MTN, 3.75%, 12/6/2023	1,497,000	1,584,694
Series MTN, 3.88%, 3/19/2029	1,017,000	1,086,400
Series MTN, 3.95%, 3/22/2022	330,000	343,150
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	1,959,000	2,037,811
Series MTN, 3.25%, 3/3/2023 (a)	2,189,000	2,259,551
Series MTN, 4.25%, 10/15/2024	1,906,000	2,003,339
BPCE SA:
4.00%, 4/15/2024	1,744,000	1,856,383
Series BKNT, 2.65%, 2/3/2021	1,070,000	1,075,211
Series MTN, 2.75%, 12/2/2021	1,754,000	1,770,523
Series MTN, 3.38%, 12/2/2026	812,000	837,050
Branch Banking & Trust Co.:
2.63%, 1/15/2022	855,000	862,704
Series BKNT, 2.85%, 4/1/2021	549,000	553,908
Series BKNT, 3.63%, 9/16/2025	1,421,000	1,493,855
Series BKNT, 3.80%, 10/30/2026	952,000	1,012,005
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	3,115,000	3,148,019
Security Description	Principal Amount	Value
2.70%, 2/2/2021	$ 1,465,000	$ 1,475,577
3.10%, 4/2/2024	918,000	938,086
Series BKNT, 2.10%, 10/5/2020	1,720,000	1,718,039
Series BKNT, 3.50%, 9/13/2023 (a)	895,000	937,002
Capital One Financial Corp.:
3.20%, 1/30/2023 (a)	108,000	110,713
3.20%, 2/5/2025	1,070,000	1,089,784
3.30%, 10/30/2024	3,241,000	3,323,937
3.50%, 6/15/2023	1,339,000	1,387,994
3.75%, 4/24/2024	560,000	586,275
3.75%, 7/28/2026	945,000	961,897
3.75%, 3/9/2027	760,000	784,290
3.80%, 1/31/2028	1,419,000	1,465,926
4.20%, 10/29/2025	1,564,000	1,645,938
4.25%, 4/30/2025 (a)	571,000	612,991
Capital One NA:
Series BKNT, 2.25%, 9/13/2021	1,553,000	1,547,161
Series BKNT, 2.65%, 8/8/2022	1,041,000	1,046,340
Series BKNT, 2.95%, 7/23/2021	1,202,000	1,214,525
Citibank NA:
Series BKNT, 2.13%, 10/20/2020	2,726,000	2,720,303
Series BKNT, 2.85%, 2/12/2021	3,042,000	3,066,184
Series BKNT, 3.40%, 7/23/2021	2,796,000	2,854,884
Series BKNT, 3.65%, 1/23/2024	2,761,000	2,904,489
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (c)	3,287,000	3,323,782
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (c)	2,152,000	2,169,668
Citigroup, Inc.:
2.35%, 8/2/2021	3,552,000	3,549,585
2.65%, 10/26/2020	3,424,000	3,435,094
2.70%, 3/30/2021	2,066,000	2,076,309
2.70%, 10/27/2022	2,751,000	2,771,908
2.75%, 4/25/2022	2,772,000	2,797,890
2.90%, 12/8/2021	2,881,000	2,913,469
3.20%, 10/21/2026	2,868,000	2,926,909
3.30%, 4/27/2025	1,776,000	1,835,496
3.38%, 3/1/2023	292,000	300,947
3.40%, 5/1/2026	2,438,000	2,523,793
3.50%, 5/15/2023	1,628,000	1,677,638
3.70%, 1/12/2026	1,646,000	1,732,843
3.75%, 6/16/2024	2,570,000	2,710,168
3.88%, 10/25/2023	1,354,000	1,431,503
3.88%, 3/26/2025	1,754,000	1,829,141
4.00%, 8/5/2024	671,000	707,804

228

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.05%, 7/30/2022	$ 2,774,000	$ 2,894,780
4.13%, 7/25/2028	1,241,000	1,313,263
4.30%, 11/20/2026	1,092,000	1,153,447
4.40%, 6/10/2025	2,958,000	3,159,824
4.45%, 9/29/2027	4,634,000	4,992,903
4.50%, 1/14/2022	2,899,000	3,048,298
4.60%, 3/9/2026	788,000	852,230
5.38%, 8/9/2020	908,000	937,229
5.50%, 9/13/2025	2,455,000	2,779,698
6.63%, 1/15/2028	13,000	15,944
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	2,871,000	2,917,424
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	3,362,000	3,471,265
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	2,939,000	2,974,621
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	2,838,000	2,997,751
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	2,679,000	2,878,157
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	3,100,000	3,313,063
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	3,124,000	3,258,894
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	3,574,000	3,776,217
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	2,887,000	2,979,384
Citizens Bank NA:
Series BKNT, 2.65%, 5/26/2022	617,000	620,801
Series BKNT, 3.25%, 2/14/2022	972,000	989,778
Series BKNT, 3.75%, 2/18/2026	522,000	549,562
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 10/30/2020	1,075,000	1,072,775
Series BKNT, 2.55%, 5/13/2021	1,338,000	1,341,840
Series BKNT, 3.70%, 3/29/2023	609,000	634,036
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	579,000	578,566
4.30%, 12/3/2025	992,000	1,049,318
Security Description	Principal Amount	Value
Comerica Bank Series BKNT, 4.00%, 7/27/2025	$ 500,000	$ 529,540
Comerica, Inc.:
3.70%, 7/31/2023	990,000	1,036,055
4.00%, 2/1/2029	706,000	758,512
Commonwealth Bank of Australia:
Series BKNT, 2.55%, 3/15/2021 (a)	1,110,000	1,115,272
Series GMTN, 2.40%, 11/2/2020	1,385,000	1,387,479
Compass Bank:
Series BKNT, 2.88%, 6/29/2022	950,000	958,426
Series BKNT, 3.50%, 6/11/2021	670,000	682,583
Series BKNT, 3.88%, 4/10/2025	619,000	639,186
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	1,622,000	1,639,453
2.75%, 1/10/2023	1,283,000	1,299,153
3.13%, 4/26/2021	1,403,000	1,425,153
3.88%, 2/8/2022	5,760,000	5,991,667
3.95%, 11/9/2022	1,955,000	2,028,919
4.38%, 8/4/2025	2,508,000	2,669,666
4.50%, 1/11/2021	1,221,000	1,261,501
4.63%, 12/1/2023	1,926,000	2,061,822
Series BKNT, 3.75%, 7/21/2026	1,600,000	1,635,808
Series GMTN, 1.88%, 7/19/2021	400,000	396,628
Series GMTN, 2.50%, 1/19/2021	2,633,000	2,642,136
Series MTN, 3.38%, 5/21/2025	1,041,000	1,093,092
Credit Suisse AG:
3.00%, 10/29/2021	3,171,000	3,217,138
Series MTN, 3.63%, 9/9/2024	3,070,000	3,233,170
Series MTN, 4.38%, 8/5/2020	2,886,000	2,947,039
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	2,097,000	2,113,902
3.45%, 4/16/2021	1,966,000	1,996,906
3.75%, 3/26/2025	2,827,000	2,946,950
3.80%, 9/15/2022	2,342,000	2,429,661
3.80%, 6/9/2023	2,396,000	2,492,104
4.55%, 4/17/2026	1,697,000	1,842,212
Deutsche Bank AG:
2.70%, 7/13/2020	838,000	833,776
2.95%, 8/20/2020	661,000	656,975
3.13%, 1/13/2021	813,000	805,764
3.15%, 1/22/2021	1,617,000	1,604,307
3.30%, 11/16/2022	1,094,000	1,078,137
3.38%, 5/12/2021	1,701,000	1,691,491
3.70%, 5/30/2024	3,987,000	3,928,032

229

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.70%, 5/30/2024	$ 1,075,000	$ 1,056,091
3.95%, 2/27/2023	1,429,000	1,429,514
4.10%, 1/13/2026	91,000	91,089
4.10%, 1/13/2026	375,000	370,072
4.25%, 2/4/2021	1,113,000	1,122,783
4.25%, 10/14/2021	2,508,000	2,541,507
2.95%, 8/20/2020	20,000	19,935
Series D, 5.00%, 2/14/2022	1,599,000	1,648,985
Series GMTN, 3.38%, 5/12/2021	1,803,000	1,804,929
Discover Bank:
Series BKNT, 3.20%, 8/9/2021	678,000	688,516
Series BKNT, 3.35%, 2/6/2023	1,080,000	1,105,607
Series BKNT, 3.45%, 7/27/2026	523,000	530,531
Series BKNT, 4.20%, 8/8/2023	1,015,000	1,077,128
Series BKNT, 4.25%, 3/13/2026	484,000	512,696
Series BKNT, 4.65%, 9/13/2028	635,000	694,309
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	4,084,000	4,234,005
Fifth Third Bancorp:
2.60%, 6/15/2022	1,626,000	1,636,162
2.88%, 7/27/2020	96,000	96,454
3.50%, 3/15/2022	476,000	489,799
3.65%, 1/25/2024	1,933,000	2,030,868
3.95%, 3/14/2028	665,000	716,651
4.30%, 1/16/2024	794,000	847,563
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	853,000	851,976
Series BKNT, 2.25%, 6/14/2021	1,219,000	1,218,135
Series BKNT, 2.88%, 10/1/2021	1,061,000	1,073,615
Series BKNT, 3.35%, 7/26/2021	766,000	781,634
Series BKNT, 3.85%, 3/15/2026	955,000	1,007,640
Series BKNT, 3.95%, 7/28/2025	670,000	722,809
First Horizon National Corp. 3.50%, 12/15/2020	708,000	716,305
First Republic Bank Series BKNT, 2.50%, 6/6/2022	421,000	421,274
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	2,102,000	2,097,859
2.60%, 12/27/2020	2,171,000	2,173,062
2.63%, 4/25/2021	1,588,000	1,593,701
2.75%, 9/15/2020	2,138,000	2,146,809
2.88%, 2/25/2021	3,677,000	3,703,291
Security Description	Principal Amount	Value
3.00%, 4/26/2022	$ 4,248,000	$ 4,286,444
3.20%, 2/23/2023	1,632,000	1,670,499
3.50%, 1/23/2025	3,020,000	3,126,123
3.50%, 11/16/2026	3,750,000	3,838,912
3.63%, 1/22/2023	2,666,000	2,764,829
3.63%, 2/20/2024	1,200,000	1,251,612
3.75%, 5/22/2025	2,870,000	3,002,336
3.75%, 2/25/2026	1,870,000	1,952,822
3.85%, 1/26/2027	3,052,000	3,188,852
4.00%, 3/3/2024	2,978,000	3,158,377
4.25%, 10/21/2025	2,530,000	2,683,444
5.25%, 7/27/2021	10,418,000	11,014,847
5.75%, 1/24/2022	4,965,000	5,366,867
5.95%, 1/15/2027	1,551,000	1,815,275
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	2,852,000	2,880,092
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	2,200,000	2,222,968
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	1,660,000	1,725,786
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	3,071,000	3,286,861
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	2,140,000	2,209,122
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	3,941,000	3,971,779
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	2,808,000	2,867,305
Series MTN, 3.85%, 7/8/2024	1,969,000	2,066,623
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	3,477,000	3,569,627
HSBC Holdings PLC:
2.65%, 1/5/2022	6,179,000	6,206,558
2.95%, 5/25/2021	3,089,000	3,113,588
3.40%, 3/8/2021	3,757,000	3,816,060
3.60%, 5/25/2023	1,279,000	1,330,429
3.90%, 5/25/2026	3,138,000	3,281,783
4.00%, 3/30/2022	1,529,000	1,593,279
4.25%, 3/14/2024	3,220,000	3,398,259
4.25%, 8/18/2025	3,881,000	4,081,298
4.30%, 3/8/2026	1,856,000	1,987,052
4.38%, 11/23/2026	2,206,000	2,334,632
4.88%, 1/14/2022	633,000	670,613
5.10%, 4/5/2021	3,637,000	3,799,901
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	2,043,000	2,134,506

230

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	$ 3,183,000	$ 3,238,575
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	2,788,000	2,902,392
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	2,951,000	3,140,838
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	2,605,000	2,844,686
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	3,502,000	3,673,773
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	2,291,000	2,391,621
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	3,183,000	3,223,902
HSBC USA, Inc.:
3.50%, 6/23/2024	728,000	758,569
5.00%, 9/27/2020	2,442,000	2,514,039
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	1,638,000	1,636,313
3.15%, 3/14/2021	1,980,000	2,004,750
4.00%, 5/15/2025	512,000	545,408
7.00%, 12/15/2020	25,000	26,599
Huntington National Bank:
3.25%, 5/14/2021	614,000	623,677
Series BKNT, 2.50%, 8/7/2022	595,000	598,469
Series BKNT, 2.88%, 8/20/2020	250,000	251,382
Series BKNT, 3.13%, 4/1/2022	771,000	787,106
Series BKNT, 3.55%, 10/6/2023	1,185,000	1,240,517
ING Groep NV:
3.15%, 3/29/2022	1,237,000	1,259,996
3.55%, 4/9/2024 (a)	1,676,000	1,731,945
3.95%, 3/29/2027	1,988,000	2,090,124
4.05%, 4/9/2029 (a)	760,000	808,511
4.10%, 10/2/2023	1,856,000	1,959,936
4.55%, 10/2/2028	1,484,000	1,633,706
JPMorgan Chase & Co.:
2.40%, 6/7/2021	1,603,000	1,605,164
2.55%, 10/29/2020	2,182,000	2,187,346
2.55%, 3/1/2021	2,915,000	2,921,355
2.70%, 5/18/2023	2,930,000	2,960,325
2.95%, 10/1/2026	2,284,000	2,316,159
2.97%, 1/15/2023	5,221,000	5,294,512
3.13%, 1/23/2025	2,848,000	2,927,602
3.20%, 1/25/2023	2,723,000	2,795,296
3.20%, 6/15/2026	2,824,000	2,909,059
3.25%, 9/23/2022	3,672,000	3,772,686
Security Description	Principal Amount	Value
3.30%, 4/1/2026	$ 3,056,000	$ 3,163,113
3.38%, 5/1/2023	2,810,000	2,888,399
3.63%, 5/13/2024	1,866,000	1,964,749
3.63%, 12/1/2027	861,000	888,612
3.88%, 2/1/2024 (a)	1,140,000	1,210,304
3.88%, 9/10/2024	6,066,000	6,375,791
3.90%, 7/15/2025	2,037,000	2,174,538
4.13%, 12/15/2026	2,622,000	2,808,057
4.25%, 10/15/2020	4,010,000	4,106,400
4.25%, 10/1/2027	3,051,000	3,300,541
4.35%, 8/15/2021	3,725,000	3,873,776
4.40%, 7/22/2020	2,814,000	2,876,189
4.50%, 1/24/2022	3,136,000	3,305,469
4.63%, 5/10/2021	2,832,000	2,947,829
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	2,627,000	2,684,137
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	2,494,000	2,544,005
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	2,472,000	2,562,376
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	3,071,000	3,216,658
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	1,782,000	1,799,089
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	2,873,000	2,978,554
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	3,146,000	3,341,021
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	3,008,000	3,241,210
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	3,217,000	3,304,213
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	2,842,000	2,996,804
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	2,791,000	2,985,477
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	2,978,000	3,252,780
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	2,098,000	2,332,661
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	4,049,000	4,288,174

231

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	$ 2,213,000	$ 2,303,047
Series MTN, 2.30%, 8/15/2021	2,448,000	2,444,328
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	1,795,000	1,796,974
Series BKNT, 2.40%, 6/9/2022	494,000	495,951
Series BKNT, 2.50%, 11/22/2021	686,000	689,704
Series BKNT, 3.18%, 10/15/2027	400,000	406,588
Series BKNT, 3.30%, 2/1/2022	3,775,000	3,872,508
Series BKNT, 3.30%, 6/1/2025	258,000	269,484
Series BKNT, 3.35%, 6/15/2021	722,000	736,938
Series BKNT, 3.38%, 3/7/2023	575,000	595,654
Series BKNT, 3.90%, 4/13/2029	500,000	531,560
Series BKNT, 6.95%, 2/1/2028	146,000	183,010
Series MTN, 3.40%, 5/20/2026	748,000	769,677
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	772,000	776,601
Series MTN, 4.10%, 4/30/2028	609,000	662,708
Series MTN, 4.15%, 10/29/2025	989,000	1,071,374
Series MTN, 5.10%, 3/24/2021	905,000	947,336
Lloyds Bank PLC:
2.70%, 8/17/2020	966,000	969,516
3.30%, 5/7/2021	1,650,000	1,674,255
3.50%, 5/14/2025	255,000	262,237
6.38%, 1/21/2021	671,000	710,763
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,653,000	1,668,720
3.10%, 7/6/2021	966,000	976,211
3.75%, 1/11/2027	1,489,000	1,515,564
3.90%, 3/12/2024 (a)	2,180,000	2,269,816
4.05%, 8/16/2023	2,278,000	2,376,159
4.38%, 3/22/2028	1,127,000	1,198,159
4.45%, 5/8/2025	1,954,000	2,078,353
4.50%, 11/4/2024	1,534,000	1,601,926
4.55%, 8/16/2028	1,394,000	1,501,910
4.58%, 12/10/2025	2,580,000	2,693,649
4.65%, 3/24/2026	1,886,000	1,966,947
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	2,870,000	2,866,154
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	$ 2,074,000	$ 2,076,924
M&T Bank Corp. 3.55%, 7/26/2023	511,000	534,276
Manufacturers & Traders Trust Co.:
Series BKNT, 2.05%, 8/17/2020	1,130,000	1,127,661
Series BKNT, 2.50%, 5/18/2022	1,074,000	1,080,122
Series BKNT, 2.63%, 1/25/2021	1,132,000	1,137,785
Series BKNT, 2.90%, 2/6/2025	1,012,000	1,033,677
Series BKNT, 3.40%, 8/17/2027	460,000	485,636
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,576,000	1,567,978
2.53%, 9/13/2023	940,000	938,317
2.67%, 7/25/2022	2,797,000	2,813,754
2.76%, 9/13/2026	2,065,000	2,060,230
2.95%, 3/1/2021	2,446,000	2,466,840
3.00%, 2/22/2022	1,178,000	1,194,751
3.22%, 3/7/2022	1,571,000	1,604,085
3.29%, 7/25/2027 (a)	1,464,000	1,512,737
3.41%, 3/7/2024	1,315,000	1,363,063
3.46%, 3/2/2023	1,806,000	1,863,955
3.54%, 7/26/2021	1,246,000	1,273,723
3.68%, 2/22/2027	1,209,000	1,279,823
3.74%, 3/7/2029	947,000	1,015,591
3.76%, 7/26/2023	3,015,000	3,154,414
3.78%, 3/2/2025	628,000	664,041
3.85%, 3/1/2026	3,605,000	3,837,631
3.96%, 3/2/2028	1,054,000	1,143,685
4.05%, 9/11/2028	1,061,000	1,164,193
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	1,458,000	1,452,664
2.60%, 9/11/2022	944,000	946,464
2.84%, 9/13/2026	887,000	889,191
2.95%, 2/28/2022	1,863,000	1,885,468
3.17%, 9/11/2027	751,000	768,904
3.55%, 3/5/2023	665,000	687,929
3.66%, 2/28/2027 (a)	949,000	1,001,783
4.02%, 3/5/2028	1,484,000	1,617,842
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	781,000	820,472
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	501,000	552,493
Morgan Stanley:
2.75%, 5/19/2022	3,521,000	3,557,759
3.63%, 1/20/2027	3,202,000	3,354,223
3.95%, 4/23/2027	1,950,000	2,039,661

232

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.88%, 11/1/2022	$ 2,813,000	$ 3,009,010
5.00%, 11/24/2025	2,338,000	2,589,125
5.75%, 1/25/2021	2,811,000	2,952,365
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	3,462,000	3,609,689
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	3,682,000	3,822,174
Series F, 3.88%, 4/29/2024	3,344,000	3,547,081
Series GMTN, 2.50%, 4/21/2021	2,553,000	2,557,672
Series GMTN, 3.13%, 1/23/2023	3,686,000	3,769,009
Series GMTN, 3.70%, 10/23/2024	3,423,000	3,608,424
Series GMTN, 3.75%, 2/25/2023	3,198,000	3,339,511
Series GMTN, 3.88%, 1/27/2026	3,436,000	3,655,698
Series GMTN, 4.00%, 7/23/2025	2,953,000	3,165,084
Series GMTN, 4.35%, 9/8/2026	2,920,000	3,130,649
Series GMTN, 5.50%, 7/24/2020	3,838,000	3,961,545
Series GMTN, 5.50%, 7/28/2021	2,797,000	2,969,799
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	3,631,000	3,825,803
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	2,222,000	2,457,265
Series MTN, 2.63%, 11/17/2021	7,224,000	7,267,344
Series MTN, 3.13%, 7/27/2026	3,553,000	3,616,030
Series MTN, 4.10%, 5/22/2023	2,726,000	2,867,561
Series MTN, 6.25%, 8/9/2026	655,000	786,151
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	198,000	200,081
3.50%, 6/18/2022	70,000	72,010
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	2,324,000	2,375,360
National Australia Bank, Ltd.:
2.50%, 1/12/2021	1,097,000	1,100,752
2.80%, 1/10/2022	980,000	992,230
2.88%, 4/12/2023	1,116,000	1,134,526
3.00%, 1/20/2023	949,000	967,278
3.38%, 9/20/2021	1,041,000	1,065,234
3.38%, 1/14/2026	769,000	799,837
3.63%, 6/20/2023	910,000	951,187
3.70%, 11/4/2021	1,059,000	1,092,009
Security Description	Principal Amount	Value
Series BKNT, 1.88%, 7/12/2021	$ 2,267,000	$ 2,248,773
Series BKNT, 2.50%, 7/12/2026	1,359,000	1,340,626
Series GMTN, 2.50%, 5/22/2022	975,000	980,450
Series GMTN, 2.63%, 1/14/2021	778,000	782,084
National Bank of Canada Series BKNT, 2.20%, 11/2/2020	926,000	924,352
Natwest Markets PLC 5.63%, 8/24/2020	445,000	459,694
Northern Trust Corp.:
2.38%, 8/2/2022	833,000	840,047
3.15%, 5/3/2029	2,658,000	2,754,725
3.38%, 8/23/2021	265,000	272,081
3.45%, 11/4/2020	385,000	391,356
3.65%, 8/3/2028	410,000	442,242
3.95%, 10/30/2025	608,000	656,689
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	886,000	897,314
People's United Bank NA 4.00%, 7/15/2024	1,018,000	1,051,441
PNC Bank NA:
3.80%, 7/25/2023	904,000	949,516
Series BKNT, 2.15%, 4/29/2021	1,769,000	1,765,833
Series BKNT, 2.45%, 11/5/2020	2,011,000	2,014,921
Series BKNT, 2.45%, 7/28/2022	1,362,000	1,373,809
Series BKNT, 2.50%, 1/22/2021	1,338,000	1,341,960
Series BKNT, 2.55%, 12/9/2021	783,000	788,512
Series BKNT, 2.60%, 7/21/2020	1,127,000	1,130,077
Series BKNT, 2.63%, 2/17/2022	1,154,000	1,163,936
Series BKNT, 2.70%, 11/1/2022	1,011,000	1,021,252
Series BKNT, 2.95%, 1/30/2023	1,275,000	1,299,811
Series BKNT, 2.95%, 2/23/2025	1,274,000	1,303,455
Series BKNT, 3.10%, 10/25/2027	1,088,000	1,118,856
Series BKNT, 3.25%, 1/22/2028	956,000	995,330
Series BKNT, 3.30%, 10/30/2024	409,000	426,522
Series BKNT, 3.50%, 6/8/2023	849,000	885,702
Series BKNT, 4.05%, 7/26/2028	1,634,000	1,782,416

233

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series BKNT, 4.20%, 11/1/2025	$ 973,000	$ 1,053,983
Series MTN, 3.25%, 6/1/2025	1,273,000	1,320,725
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	376,000	382,550
3.15%, 5/19/2027	968,000	997,630
3.30%, 3/8/2022	903,000	929,313
3.45%, 4/23/2029	1,743,000	1,832,834
3.50%, 1/23/2024	1,319,000	1,388,247
3.90%, 4/29/2024	1,492,000	1,573,299
4.38%, 8/11/2020	584,000	597,169
RBC USA Holdco Corp. 5.25%, 9/15/2020	276,000	285,492
Regions Bank:
Series BKNT, 2.75%, 4/1/2021	678,000	681,600
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.37%, 8/13/2021 (c)	3,375,000	3,403,789
Regions Financial Corp.:
2.75%, 8/14/2022	1,311,000	1,320,282
3.20%, 2/8/2021	939,000	949,357
3.80%, 8/14/2023	410,000	429,278
Royal Bank of Canada:
2.15%, 10/26/2020	1,409,000	1,408,450
Series GMTN, 2.50%, 1/19/2021	593,000	595,817
Series GMTN, 2.75%, 2/1/2022	1,499,000	1,522,654
Series GMTN, 2.80%, 4/29/2022	2,417,000	2,456,325
Series GMTN, 3.20%, 4/30/2021	2,058,000	2,095,291
Series GMTN, 3.70%, 10/5/2023	3,099,000	3,263,650
Series GMTN, 4.65%, 1/27/2026	1,528,000	1,671,250
Series MTN, 2.35%, 10/30/2020	1,585,000	1,588,249
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	2,083,000	2,138,387
4.80%, 4/5/2026	1,212,000	1,295,228
5.13%, 5/28/2024	5,804,000	6,123,452
6.00%, 12/19/2023	2,073,000	2,258,948
6.10%, 6/10/2023	3,140,000	3,408,439
6.13%, 12/15/2022	3,594,000	3,875,410
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	2,006,000	2,026,582
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	1,119,000	1,165,595
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	1,391,000	1,483,808
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	$ 2,486,000	$ 2,570,698
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (c)	2,696,000	2,792,166
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	1,749,000	1,896,213
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	661,000	671,146
3.70%, 3/28/2022	1,844,000	1,886,412
4.40%, 7/13/2027	1,094,000	1,142,650
4.45%, 12/3/2021	1,000,000	1,038,860
4.50%, 7/17/2025	1,367,000	1,453,340
Series FXD, 3.50%, 6/7/2024	2,082,000	2,116,644
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	370,000	370,992
2.88%, 8/5/2021	2,552,000	2,556,262
3.13%, 1/8/2021	1,153,000	1,159,595
3.57%, 1/10/2023	1,266,000	1,288,294
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	1,165,000	1,239,397
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	874,000	881,464
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (a) (c)	957,000	967,326
Santander UK PLC:
2.13%, 11/3/2020	1,146,000	1,140,178
2.50%, 1/5/2021	671,000	670,866
2.88%, 6/18/2024	2,384,000	2,399,472
3.40%, 6/1/2021	1,301,000	1,322,141
3.75%, 11/15/2021	723,000	742,608
4.00%, 3/13/2024	1,242,000	1,310,596
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	1,625,000	1,606,719
2.63%, 3/15/2021	1,314,000	1,320,163
2.80%, 3/11/2022	530,000	535,565
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	500,000	509,195
3.20%, 7/18/2022	1,560,000	1,599,764
3.95%, 7/19/2023	265,000	279,758
3.95%, 1/10/2024	580,000	616,534
Series BKNT, 2.45%, 10/20/2020	349,000	349,290
Series GMTN, 3.40%, 7/11/2024	260,000	271,255
Series GMTN, 3.65%, 7/23/2025	600,000	634,368
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	1,958,000	1,947,799

234

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.44%, 10/19/2021	$ 4,711,000	$ 4,718,538
2.63%, 7/14/2026	1,837,000	1,824,784
2.78%, 7/12/2022	2,206,000	2,229,251
2.78%, 10/18/2022	1,700,000	1,716,014
2.85%, 1/11/2022	1,889,000	1,907,966
2.93%, 3/9/2021	1,745,000	1,761,263
3.01%, 10/19/2026	584,000	592,065
3.10%, 1/17/2023	1,867,000	1,907,794
3.35%, 10/18/2027	627,000	650,563
3.36%, 7/12/2027 (a)	1,727,000	1,798,032
3.45%, 1/11/2027	1,317,000	1,372,103
3.54%, 1/17/2028	332,000	349,506
3.75%, 7/19/2023	1,072,000	1,123,381
3.78%, 3/9/2026	1,833,000	1,951,009
3.94%, 10/16/2023 (a)	996,000	1,054,515
3.94%, 7/19/2028	2,251,000	2,444,248
4.31%, 10/16/2028 (a)	1,649,000	1,843,038
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	1,144,000	1,147,192
Series BKNT, 2.75%, 5/1/2023	859,000	867,581
Series BKNT, 2.80%, 5/17/2022	1,568,000	1,587,804
Series BKNT, 3.00%, 2/2/2023	484,000	493,361
Series BKNT, 3.30%, 5/15/2026	1,037,000	1,060,187
Series BKNT, 4.05%, 11/3/2025	634,000	684,111
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (c)	1,888,000	1,916,150
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (c)	921,000	941,833
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	986,000	1,028,595
Series BNKT, 3.20%, 4/1/2024	2,061,000	2,124,932
SunTrust Banks, Inc.:
2.70%, 1/27/2022	1,311,000	1,319,521
2.90%, 3/3/2021	1,026,000	1,035,090
4.00%, 5/1/2025	639,000	684,350
SVB Financial Group:
3.50%, 1/29/2025	435,000	443,187
5.38%, 9/15/2020	155,000	160,239
Svenska Handelsbanken AB:
1.95%, 9/8/2020	1,283,000	1,278,471
Series BKNT, 1.88%, 9/7/2021	851,000	843,290
Series BKNT, 2.45%, 3/30/2021	2,103,000	2,108,131
Series BKNT, 3.35%, 5/24/2021	1,768,000	1,801,627
Security Description	Principal Amount	Value
Series BKNT, 3.90%, 11/20/2023	$ 1,709,000	$ 1,812,788
Series GMTN, 2.40%, 10/1/2020	1,592,000	1,596,044
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022 (a)	958,000	965,252
Series BKNT, 3.65%, 5/24/2021	1,130,000	1,149,764
Synovus Financial Corp. 3.13%, 11/1/2022	495,000	497,000
Toronto-Dominion Bank:
1.80%, 7/13/2021	1,858,000	1,843,285
USD 5 Year swap rate + 2.21%, 3.63%, 9/15/2031 (c)	1,533,000	1,558,463
Series GMTN, 1.85%, 9/11/2020	1,796,000	1,789,732
Series GMTN, 2.50%, 12/14/2020	5,447,000	5,471,675
Series GMTN, 2.55%, 1/25/2021	3,221,000	3,238,490
Series GMTN, 3.15%, 9/17/2020	4,297,000	4,347,275
Series GMTN, 3.25%, 3/11/2024	1,383,000	1,432,235
Series GMTN, 3.50%, 7/19/2023	1,895,000	1,987,552
Series MTN, 2.13%, 4/7/2021	1,830,000	1,828,609
Series MTN, 2.65%, 6/12/2024	4,632,000	4,677,903
Series MTN, 3.25%, 6/11/2021	1,548,000	1,578,821
UBS AG Series GMTN, 4.88%, 8/4/2020	1,119,000	1,150,276
US Bancorp:
3.38%, 2/5/2024 (a)	1,474,000	1,542,703
Series MTN, 2.35%, 1/29/2021	1,522,000	1,526,414
Series MTN, 2.95%, 7/15/2022	1,235,000	1,260,046
Series MTN, 3.00%, 3/15/2022	1,348,000	1,377,494
Series MTN, 3.10%, 4/27/2026	843,000	860,332
Series MTN, 3.60%, 9/11/2024	1,278,000	1,345,363
Series MTN, 3.70%, 1/30/2024	604,000	640,409
Series MTN, 3.90%, 4/26/2028	837,000	919,796
Series MTN, 3.95%, 11/17/2025	1,484,000	1,612,099
Series MTN, 4.13%, 5/24/2021	910,000	940,467
Series V, 2.38%, 7/22/2026	1,688,000	1,668,791

235

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series V, 2.63%, 1/24/2022	$ 1,415,000	$ 1,430,169
Series X, 3.15%, 4/27/2027	1,050,000	1,090,351
US Bank NA:
Series BKNT, 2.05%, 10/23/2020	1,111,000	1,109,034
Series BKNT, 2.65%, 5/23/2022	3,222,000	3,264,949
Series BKNT, 2.80%, 1/27/2025	445,000	454,545
Series BKNT, 2.85%, 1/23/2023	1,124,000	1,143,175
Series BKNT, 3.00%, 2/4/2021	1,661,000	1,680,301
Series BKNT, 3.05%, 7/24/2020	1,011,000	1,019,219
Series BKNT, 3.15%, 4/26/2021	673,000	684,569
Series BKNT, 3.40%, 7/24/2023	1,276,000	1,332,246
Series BKNT, 3.45%, 11/16/2021	989,000	1,016,376
Wachovia Corp. 7.57%, 8/1/2026 (d)	654,000	818,501
Webster Financial Corp. 4.10%, 3/25/2029	989,000	1,040,695
Wells Fargo & Co.:
2.10%, 7/26/2021	3,494,000	3,473,455
2.50%, 3/4/2021	3,998,000	4,006,236
3.00%, 4/22/2026	4,313,000	4,362,039
3.00%, 10/23/2026	4,262,000	4,306,069
3.07%, 1/24/2023	4,755,000	4,831,223
4.13%, 8/15/2023	1,738,000	1,833,069
4.48%, 1/16/2024	1,648,000	1,766,870
Series GMTN, 4.30%, 7/22/2027	3,412,000	3,684,926
Series M, 3.45%, 2/13/2023	2,243,000	2,303,382
Series MTN, 2.55%, 12/7/2020	4,501,000	4,512,748
Series MTN, 2.63%, 7/22/2022	4,512,000	4,544,802
Series MTN, 3.00%, 1/22/2021	1,354,000	1,366,552
Series MTN, 3.00%, 2/19/2025	3,065,000	3,118,454
Series MTN, 3.30%, 9/9/2024	2,786,000	2,880,668
Series MTN, 3.50%, 3/8/2022	2,890,000	2,973,434
Series MTN, 3.55%, 9/29/2025	2,631,000	2,747,685
Series MTN, 3.75%, 1/24/2024	3,507,000	3,686,944
Series MTN, 4.10%, 6/3/2026	2,825,000	2,992,466
Series MTN, 4.15%, 1/24/2029	1,661,000	1,807,401
Series MTN, 4.60%, 4/1/2021	3,413,000	3,543,172
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	3,299,000	3,371,974
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	$ 3,602,000	$ 3,758,795
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	3,212,000	3,225,233
Series BKNT, 3.55%, 8/14/2023	4,117,000	4,296,089
Series BKNT, 3.63%, 10/22/2021	2,573,000	2,645,198
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (c)	2,550,000	2,573,970
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (c)	2,385,000	2,407,586
Westpac Banking Corp.:
2.00%, 8/19/2021	1,673,000	1,663,614
2.10%, 5/13/2021	1,474,000	1,469,976
2.50%, 6/28/2022	1,631,000	1,641,177
2.60%, 11/23/2020	2,076,000	2,086,214
2.65%, 1/25/2021	1,232,000	1,239,466
2.70%, 8/19/2026	924,000	923,852
2.75%, 1/11/2023	1,355,000	1,372,439
2.80%, 1/11/2022	2,718,000	2,751,839
2.85%, 5/13/2026	1,971,000	1,990,020
3.30%, 2/26/2024	1,486,000	1,542,498
3.35%, 3/8/2027	1,134,000	1,181,379
3.40%, 1/25/2028	652,000	684,476
3.65%, 5/15/2023	1,366,000	1,427,006
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	1,569,000	1,621,703
Wintrust Financial Corp. 4.85%, 6/6/2029	989,000	1,012,489
Zions Bancorp NA:
3.50%, 8/27/2021	446,000	455,098
Series BKNT, 3.35%, 3/4/2022	690,000	702,047
		1,318,902,270
BEVERAGES — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	5,208,000	5,475,275
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	800,000	804,048
3.30%, 2/1/2023	5,005,000	5,164,509
3.65%, 2/1/2026	23,000	24,178
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 1/12/2024	854,000	891,986
4.00%, 4/13/2028	1,286,000	1,386,347
4.15%, 1/23/2025	6,847,000	7,419,546
4.75%, 1/23/2029	8,268,000	9,375,251

236

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Beam Suntory, Inc. 3.25%, 5/15/2022	$ 454,000	$ 461,328
Brown-Forman Corp. 3.50%, 4/15/2025	206,000	217,353
Coca-Cola Co.:
1.55%, 9/1/2021	385,000	381,108
1.88%, 10/27/2020	1,256,000	1,253,865
2.20%, 5/25/2022	610,000	612,958
2.25%, 9/1/2026	1,206,000	1,196,883
2.45%, 11/1/2020	1,262,000	1,267,187
2.50%, 4/1/2023	2,048,000	2,075,730
2.55%, 6/1/2026	505,000	510,954
2.88%, 10/27/2025	2,451,000	2,535,363
2.90%, 5/25/2027	407,000	420,370
3.15%, 11/15/2020	1,091,000	1,106,110
3.20%, 11/1/2023	1,702,000	1,780,530
3.30%, 9/1/2021	1,372,000	1,409,113
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	431,000	451,309
Coca-Cola European Partners PLC:
3.50%, 9/15/2020	559,000	565,714
4.50%, 9/1/2021	225,000	232,457
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	332,000	349,301
Constellation Brands, Inc.:
2.25%, 11/6/2020	1,057,000	1,054,632
2.65%, 11/7/2022	201,000	201,846
2.70%, 5/9/2022	1,472,000	1,482,201
3.20%, 2/15/2023	1,069,000	1,092,710
3.50%, 5/9/2027	1,122,000	1,154,718
3.60%, 2/15/2028	358,000	369,345
3.70%, 12/6/2026	920,000	963,562
3.75%, 5/1/2021	488,000	499,366
4.25%, 5/1/2023	1,478,000	1,570,626
4.40%, 11/15/2025	954,000	1,044,163
4.65%, 11/15/2028	893,000	997,240
4.75%, 11/15/2024	851,000	936,109
4.75%, 12/1/2025	243,000	269,152
Diageo Capital PLC:
2.63%, 4/29/2023	1,242,000	1,258,456
3.50%, 9/18/2023	767,000	802,865
3.88%, 5/18/2028	1,608,000	1,755,630
4.83%, 7/15/2020	566,000	580,354
Diageo Investment Corp. 2.88%, 5/11/2022	1,577,000	1,605,828
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023 (a)	330,000	329,284
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	717,000	685,194
3.13%, 12/15/2023	895,000	907,494
3.40%, 11/15/2025	350,000	356,079
3.43%, 6/15/2027	1,139,000	1,150,481
3.55%, 5/25/2021	1,827,000	1,863,412
4.06%, 5/25/2023 (e)	6,000	6,301
Security Description	Principal Amount	Value
4.06%, 5/25/2023	$ 2,335,000	$ 2,452,217
4.42%, 5/25/2025	823,000	883,556
4.60%, 5/25/2028	2,757,000	3,020,431
Molson Coors Brewing Co.:
2.10%, 7/15/2021	1,445,000	1,434,177
3.00%, 7/15/2026	2,637,000	2,604,802
3.50%, 5/1/2022	2,112,000	2,168,855
PepsiCo, Inc.:
1.70%, 10/6/2021	1,750,000	1,736,262
2.00%, 4/15/2021	1,597,000	1,594,684
2.15%, 10/14/2020	1,400,000	1,401,330
2.25%, 5/2/2022	1,953,000	1,963,253
2.38%, 10/6/2026	1,470,000	1,465,825
2.75%, 3/5/2022	1,083,000	1,105,743
2.75%, 3/1/2023	1,242,000	1,269,572
2.75%, 4/30/2025	681,000	698,869
2.85%, 2/24/2026	754,000	774,252
3.00%, 8/25/2021	750,000	764,655
3.00%, 10/15/2027	1,729,000	1,797,278
3.10%, 7/17/2022	1,365,000	1,405,568
3.13%, 11/1/2020	845,000	856,458
3.50%, 7/17/2025	197,000	209,265
3.60%, 3/1/2024	1,876,000	1,990,305
		101,903,178
BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.85%, 8/19/2021	899,000	889,524
2.25%, 8/19/2023	911,000	906,317
2.60%, 8/19/2026	1,782,000	1,757,943
2.65%, 5/11/2022	1,856,000	1,869,809
2.70%, 5/1/2022	214,000	215,845
3.13%, 5/1/2025	905,000	925,734
3.20%, 11/2/2027	1,137,000	1,164,777
3.45%, 10/1/2020	1,248,000	1,264,349
3.63%, 5/15/2022	1,057,000	1,089,746
3.63%, 5/22/2024	1,104,000	1,158,571
3.88%, 11/15/2021	3,391,000	3,495,680
4.10%, 6/15/2021	720,000	740,952
Baxalta, Inc. 4.00%, 6/23/2025	674,000	717,480
Biogen, Inc.:
2.90%, 9/15/2020	1,883,000	1,892,358
3.63%, 9/15/2022	3,328,000	3,439,821
4.05%, 9/15/2025	1,200,000	1,286,856
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	323,000	333,061
Celgene Corp.:
2.75%, 2/15/2023	5,149,000	5,203,116
2.88%, 8/15/2020	1,633,000	1,641,965
2.88%, 2/19/2021	928,000	935,517
3.25%, 8/15/2022	1,246,000	1,278,795
3.25%, 2/20/2023	1,425,000	1,464,301
3.45%, 11/15/2027	934,000	972,415
3.55%, 8/15/2022	1,147,000	1,187,994
3.63%, 5/15/2024	1,499,000	1,568,059

237

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.88%, 8/15/2025	$ 2,934,000	$ 3,136,974
3.90%, 2/20/2028	1,529,000	1,642,926
3.95%, 10/15/2020	626,000	638,332
4.00%, 8/15/2023	736,000	775,118
Gilead Sciences, Inc.:
1.95%, 3/1/2022	1,098,000	1,090,083
2.50%, 9/1/2023	1,213,000	1,221,867
2.55%, 9/1/2020	2,696,000	2,703,037
2.95%, 3/1/2027	1,457,000	1,481,813
3.25%, 9/1/2022	1,591,000	1,636,089
3.50%, 2/1/2025	1,581,000	1,656,746
3.65%, 3/1/2026	2,099,000	2,218,496
3.70%, 4/1/2024	2,192,000	2,317,251
4.40%, 12/1/2021	1,276,000	1,334,415
4.50%, 4/1/2021	846,000	873,732
		60,127,864
BUILDING MATERIALS — 0.2%
CRH America, Inc. 5.75%, 1/15/2021	100,000	104,629
Eagle Materials, Inc. 4.50%, 8/1/2026	586,000	597,415
Fortune Brands Home & Security, Inc.:
4.00%, 9/21/2023	762,000	802,409
4.00%, 6/15/2025	776,000	815,033
Johnson Controls International PLC:
3.90%, 2/14/2026	26,000	27,297
3.63%, 7/2/2024 (d)	256,000	265,777
Lennox International, Inc. 3.00%, 11/15/2023	421,000	422,364
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	436,849
3.50%, 12/15/2027	515,000	514,413
4.25%, 7/2/2024	321,000	340,780
Masco Corp.:
3.50%, 4/1/2021	367,000	372,630
3.50%, 11/15/2027	425,000	420,380
4.38%, 4/1/2026	628,000	660,267
4.45%, 4/1/2025	444,000	473,859
5.95%, 3/15/2022	328,000	355,440
7.13%, 3/15/2020	26,000	26,703
Owens Corning:
3.40%, 8/15/2026	594,000	583,866
4.20%, 12/15/2022	691,000	721,155
4.20%, 12/1/2024	334,000	346,321
Vulcan Materials Co.:
3.90%, 4/1/2027	116,000	119,175
4.50%, 4/1/2025 (a)	382,000	406,945
		8,813,707
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	262,000	266,113
Security Description	Principal Amount	Value
3.00%, 11/3/2021	$ 206,000	$ 209,245
3.35%, 7/31/2024	692,000	725,064
Airgas, Inc.:
2.38%, 2/15/2020	75,000	74,979
3.65%, 7/15/2024	330,000	346,807
Albemarle Corp. 4.15%, 12/1/2024	575,000	608,436
Braskem Finance, Ltd. 6.45%, 2/3/2024	491,000	543,026
Cabot Corp.:
3.70%, 7/15/2022	200,000	204,264
4.00%, 7/1/2029	1,243,000	1,260,638
Celanese US Holdings LLC:
3.50%, 5/8/2024	903,000	927,498
4.63%, 11/15/2022	502,000	531,844
5.88%, 6/15/2021	540,000	572,270
Dow Chemical Co.:
3.00%, 11/15/2022	1,802,000	1,828,129
3.15%, 5/15/2024 (e)	983,000	1,002,257
3.50%, 10/1/2024 (a)	706,000	732,263
3.63%, 5/15/2026 (e)	666,000	690,642
4.13%, 11/15/2021	1,086,000	1,124,205
4.55%, 11/30/2025 (e)	951,000	1,036,723
4.80%, 11/30/2028 (e)	1,013,000	1,138,906
DowDuPont, Inc.:
3.77%, 11/15/2020	3,001,000	3,058,049
4.21%, 11/15/2023	2,758,000	2,953,294
4.49%, 11/15/2025	2,387,000	2,641,860
4.73%, 11/15/2028	2,965,000	3,348,434
Eastman Chemical Co.:
3.50%, 12/1/2021	1,163,000	1,189,830
3.60%, 8/15/2022	710,000	729,632
3.80%, 3/15/2025	709,000	741,295
4.50%, 12/1/2028	1,031,000	1,115,140
Ecolab, Inc. 4.35%, 12/8/2021	848,000	890,086
FMC Corp. 4.10%, 2/1/2024	699,000	727,491
Huntsman International LLC:
4.50%, 5/1/2029	427,000	439,895
5.13%, 11/15/2022	157,000	165,892
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	50,000	50,783
3.40%, 9/25/2020	527,000	533,319
4.45%, 9/26/2028	398,000	432,427
LYB International Finance B.V. 4.00%, 7/15/2023 (a)	1,319,000	1,388,564
LYB International Finance II B.V. 3.50%, 3/2/2027 (a)	1,447,000	1,472,395
LyondellBasell Industries NV:
5.75%, 4/15/2024	940,000	1,056,043
6.00%, 11/15/2021	1,423,000	1,525,883
Methanex Corp. 4.25%, 12/1/2024	492,000	501,186
Mosaic Co.:

238

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.25%, 11/15/2022	$ 1,216,000	$ 1,240,369
3.75%, 11/15/2021	629,000	643,895
4.05%, 11/15/2027	607,000	625,380
4.25%, 11/15/2023	996,000	1,055,631
NewMarket Corp. 4.10%, 12/15/2022	404,000	420,354
Nutrien, Ltd.:
3.00%, 4/1/2025	571,000	574,472
3.15%, 10/1/2022	492,000	499,675
3.38%, 3/15/2025	534,000	547,211
3.50%, 6/1/2023	631,000	647,942
3.63%, 3/15/2024 (a)	749,000	776,563
4.00%, 12/15/2026	933,000	975,228
4.20%, 4/1/2029	1,069,000	1,155,685
PPG Industries, Inc.:
3.20%, 3/15/2023	388,000	398,228
3.60%, 11/15/2020	421,000	427,736
3.75%, 3/15/2028 (a)	492,000	525,185
Praxair, Inc.:
2.20%, 8/15/2022	698,000	700,408
2.25%, 9/24/2020	3,388,000	3,393,489
2.45%, 2/15/2022	664,000	669,465
2.65%, 2/5/2025	495,000	502,153
2.70%, 2/21/2023	564,000	572,765
3.00%, 9/1/2021	575,000	585,488
3.20%, 1/30/2026	920,000	964,510
4.05%, 3/15/2021	224,000	231,108
RPM International, Inc.:
3.45%, 11/15/2022	419,000	426,504
3.75%, 3/15/2027	414,000	419,639
4.55%, 3/1/2029	1,635,000	1,728,277
Sasol Financing International, Ltd. 4.50%, 11/14/2022	142,000	146,347
SASOL Financing USA LLC:
5.88%, 3/27/2024	1,945,000	2,104,548
6.50%, 9/27/2028 (a)	1,105,000	1,239,644
Sherwin-Williams Co.:
2.75%, 6/1/2022	1,826,000	1,844,479
3.13%, 6/1/2024	1,407,000	1,433,747
3.45%, 8/1/2025	558,000	576,235
3.45%, 6/1/2027 (a)	657,000	674,594
3.95%, 1/15/2026	400,000	418,620
4.20%, 1/15/2022	719,000	746,868
Syngenta Finance NV 3.13%, 3/28/2022	568,000	568,710
Westlake Chemical Corp. 3.60%, 8/15/2026 (a)	1,073,000	1,089,900
		70,335,859
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	762,000	762,290
3.38%, 9/15/2025	1,387,000	1,463,618
Block Financial LLC:
Security Description	Principal Amount	Value
4.13%, 10/1/2020	$ 383,000	$ 389,224
5.25%, 10/1/2025	345,000	368,988
5.50%, 11/1/2022	449,000	478,239
Cintas Corp. No. 2 2.90%, 4/1/2022	1,071,000	1,088,072
Ecolab, Inc.:
2.38%, 8/10/2022	495,000	496,535
2.70%, 11/1/2026	719,000	725,212
3.25%, 1/14/2023	651,000	669,820
3.25%, 12/1/2027	542,000	563,778
Equifax, Inc.:
2.30%, 6/1/2021	372,000	369,708
3.30%, 12/15/2022	555,000	566,772
3.60%, 8/15/2021	190,000	193,203
3.95%, 6/15/2023	490,000	510,585
IHS Markit, Ltd.:
3.63%, 5/1/2024	330,000	339,761
4.13%, 8/1/2023	999,000	1,044,145
4.25%, 5/1/2029	330,000	345,292
4.75%, 8/1/2028	1,358,000	1,478,305
Moody's Corp.:
2.63%, 1/15/2023	1,367,000	1,373,507
2.75%, 12/15/2021	699,000	704,928
3.25%, 6/7/2021	582,000	592,493
3.25%, 1/15/2028 (a)	454,000	462,971
4.50%, 9/1/2022	546,000	577,657
4.88%, 2/15/2024	444,000	486,890
5.50%, 9/1/2020	781,000	808,413
RELX Capital, Inc.:
3.13%, 10/15/2022	812,000	826,843
3.50%, 3/16/2023	1,154,000	1,191,597
4.00%, 3/18/2029	1,518,000	1,608,518
S&P Global, Inc.:
2.95%, 1/22/2027	480,000	487,114
3.30%, 8/14/2020	1,789,000	1,806,300
4.00%, 6/15/2025	885,000	959,614
4.40%, 2/15/2026	628,000	693,224
Total System Services, Inc.:
3.75%, 6/1/2023	396,000	408,815
3.80%, 4/1/2021	679,000	691,514
4.00%, 6/1/2023	1,699,000	1,777,664
4.45%, 6/1/2028	592,000	634,517
4.80%, 4/1/2026	671,000	737,348
Verisk Analytics, Inc.:
4.00%, 6/15/2025	265,000	282,901
4.13%, 9/12/2022	1,080,000	1,133,611
4.13%, 3/15/2029	899,000	964,906
5.80%, 5/1/2021	535,000	567,143
		31,632,035
COMPUTERS — 2.9%
Apple, Inc.:
1.55%, 8/4/2021	1,651,000	1,635,497
2.00%, 11/13/2020	1,336,000	1,335,359
2.10%, 9/12/2022	1,590,000	1,591,972
2.15%, 2/9/2022	2,185,000	2,193,106

239

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.25%, 2/23/2021	$ 2,700,000	$ 2,708,694
2.30%, 5/11/2022	2,157,000	2,171,797
2.40%, 1/13/2023	1,688,000	1,703,884
2.40%, 5/3/2023	6,778,000	6,849,915
2.45%, 8/4/2026	2,232,000	2,223,117
2.50%, 2/9/2022	1,576,000	1,593,935
2.50%, 2/9/2025	2,071,000	2,092,890
2.70%, 5/13/2022	1,493,000	1,520,143
2.75%, 1/13/2025	1,561,000	1,595,623
2.85%, 5/6/2021	3,404,000	3,454,413
2.85%, 2/23/2023	2,039,000	2,089,057
2.85%, 5/11/2024	2,160,000	2,223,569
2.90%, 9/12/2027	2,121,000	2,168,426
3.00%, 2/9/2024	2,169,000	2,240,403
3.00%, 6/20/2027	1,052,000	1,082,834
3.00%, 11/13/2027	1,911,000	1,968,559
3.20%, 5/13/2025	2,875,000	3,010,815
3.20%, 5/11/2027	1,627,000	1,696,392
3.25%, 2/23/2026	3,959,000	4,141,074
3.35%, 2/9/2027	2,563,000	2,694,661
3.45%, 5/6/2024	2,526,000	2,670,765
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (e)	1,446,000	1,480,241
4.42%, 6/15/2021 (e)	4,996,000	5,144,681
4.90%, 10/1/2026 (e)	2,480,000	2,587,310
5.45%, 6/15/2023 (e)	3,453,000	3,721,333
6.02%, 6/15/2026 (e)	6,493,000	7,150,092
DXC Technology Co.:
4.25%, 4/15/2024	629,000	657,720
4.75%, 4/15/2027	556,000	589,349
Genpact Luxembourg Sarl 3.70%, 4/1/2022	532,000	531,777
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021	1,224,000	1,249,080
3.60%, 10/15/2020	4,020,000	4,072,501
4.40%, 10/15/2022	1,640,000	1,729,774
4.90%, 10/15/2025	2,614,000	2,859,272
HP, Inc.:
3.75%, 12/1/2020	809,000	822,454
4.05%, 9/15/2022 (a)	510,000	532,914
4.30%, 6/1/2021	1,159,000	1,198,174
4.38%, 9/15/2021	601,000	626,831
4.65%, 12/9/2021	226,000	237,727
IBM Credit LLC:
1.80%, 1/20/2021	568,000	564,035
2.20%, 9/8/2022	656,000	654,767
2.65%, 2/5/2021	1,279,000	1,286,495
3.00%, 2/6/2023	1,176,000	1,202,448
3.45%, 11/30/2020	1,187,000	1,206,514
3.60%, 11/30/2021	1,432,000	1,477,008
International Business Machines Corp.:
1.88%, 8/1/2022 (a)	1,769,000	1,750,160
2.25%, 2/19/2021	815,000	815,228
Security Description	Principal Amount	Value
2.50%, 1/27/2022	$ 1,099,000	$ 1,106,473
2.80%, 5/13/2021	1,578,000	1,597,110
2.85%, 5/13/2022	3,202,000	3,257,202
2.88%, 11/9/2022	1,419,000	1,448,614
2.90%, 11/1/2021	531,000	538,769
3.00%, 5/15/2024	4,059,000	4,167,335
3.30%, 5/15/2026	2,627,000	2,721,073
3.30%, 1/27/2027	910,000	942,341
3.38%, 8/1/2023	2,191,000	2,274,806
3.45%, 2/19/2026	1,655,000	1,728,863
3.50%, 5/15/2029	4,152,000	4,342,618
3.63%, 2/12/2024	2,407,000	2,534,619
6.22%, 8/1/2027	547,000	676,699
6.50%, 1/15/2028	120,000	152,166
7.00%, 10/30/2025	572,000	714,211
NetApp, Inc.:
3.30%, 9/29/2024	974,000	984,967
3.38%, 6/15/2021	634,000	641,703
Seagate HDD Cayman:
4.25%, 3/1/2022 (a)	443,000	450,172
4.75%, 6/1/2023	1,191,000	1,226,754
4.75%, 1/1/2025 (a)	893,000	900,733
4.88%, 3/1/2024	597,000	612,534
4.88%, 6/1/2027	610,000	608,920
Western Digital Corp. 4.75%, 2/15/2026 (a)	1,509,000	1,481,883
		137,915,350
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	633,000	637,918
Series MTN, 1.95%, 2/1/2023	558,000	554,875
Series MTN, 2.10%, 5/1/2023	410,000	410,271
Series MTN, 2.30%, 5/3/2022	994,000	1,004,785
Series MTN, 2.45%, 11/15/2021	73,000	73,778
Series MTN, 3.25%, 3/15/2024	62,000	65,150
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	297,222
3.15%, 3/15/2027	640,000	664,941
Procter & Gamble Co.:
1.70%, 11/3/2021	848,000	841,725
1.85%, 2/2/2021	637,000	635,178
1.90%, 10/23/2020	705,000	703,900
2.15%, 8/11/2022	1,835,000	1,845,386
2.30%, 2/6/2022	2,183,000	2,200,224
2.45%, 11/3/2026	1,660,000	1,666,673
2.85%, 8/11/2027 (a)	2,074,000	2,144,910
3.10%, 8/15/2023	1,076,000	1,119,137
Unilever Capital Corp.:
1.38%, 7/28/2021	227,000	223,550
2.00%, 7/28/2026	1,298,000	1,251,194
2.10%, 7/30/2020	205,000	204,801

240

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.20%, 5/5/2022	$ 1,410,000	$ 1,412,016
2.60%, 5/5/2024	890,000	902,184
2.75%, 3/22/2021	591,000	597,247
2.90%, 5/5/2027	1,473,000	1,504,625
3.00%, 3/7/2022	999,000	1,021,867
3.10%, 7/30/2025	765,000	793,772
3.13%, 3/22/2023	639,000	657,998
3.25%, 3/7/2024	673,000	700,586
3.38%, 3/22/2025	400,000	418,700
3.50%, 3/22/2028	1,842,000	1,966,593
4.25%, 2/10/2021	1,574,000	1,625,753
		28,146,959
DIVERSIFIED FINANCIAL SERVICES — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	967,000	979,068
3.50%, 5/26/2022	1,266,000	1,290,598
3.50%, 1/15/2025	743,000	751,552
3.65%, 7/21/2027	1,891,000	1,878,746
3.88%, 1/23/2028	1,145,000	1,149,843
3.95%, 2/1/2022	855,000	879,137
4.13%, 7/3/2023	1,134,000	1,184,474
4.45%, 12/16/2021	1,040,000	1,079,593
4.45%, 10/1/2025	485,000	509,609
4.45%, 4/3/2026	978,000	1,029,394
4.50%, 5/15/2021	1,351,000	1,393,273
4.63%, 10/30/2020	1,045,000	1,072,546
4.63%, 7/1/2022	914,000	959,654
4.88%, 1/16/2024	568,000	608,714
5.00%, 10/1/2021	1,114,000	1,167,628
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	308,000	315,931
4.25%, 2/15/2024	175,000	185,407
Air Lease Corp.:
2.50%, 3/1/2021	528,000	527,842
2.63%, 7/1/2022	674,000	673,232
2.75%, 1/15/2023	868,000	867,679
3.00%, 9/15/2023	645,000	647,786
3.25%, 3/1/2025	3,542,000	3,562,898
3.38%, 6/1/2021	1,056,000	1,071,956
3.50%, 1/15/2022	631,000	646,251
3.63%, 4/1/2027	524,000	527,736
3.63%, 12/1/2027	803,000	804,622
3.75%, 2/1/2022	649,000	666,231
3.88%, 4/1/2021	250,000	255,553
3.88%, 7/3/2023	884,000	918,449
4.25%, 9/15/2024 (a)	570,000	602,866
4.63%, 10/1/2028	1,383,000	1,478,842
Series GMTN, 3.75%, 6/1/2026	1,170,000	1,199,437
Series MTN, 4.25%, 2/1/2024	800,000	843,552
Aircastle, Ltd.:
4.13%, 5/1/2024	505,000	517,155
Security Description	Principal Amount	Value
4.25%, 6/15/2026	$ 1,357,000	$ 1,373,963
4.40%, 9/25/2023	636,000	660,562
5.00%, 4/1/2023	525,000	555,361
5.13%, 3/15/2021	476,000	493,131
5.50%, 2/15/2022	1,028,000	1,089,875
American Express Co.:
2.20%, 10/30/2020	1,964,000	1,959,267
2.50%, 8/1/2022	2,227,000	2,240,629
2.65%, 12/2/2022	1,618,000	1,636,558
2.75%, 5/20/2022	1,727,000	1,748,225
3.00%, 2/22/2021	1,370,000	1,384,865
3.00%, 10/30/2024	1,618,000	1,656,751
3.13%, 5/20/2026	863,000	886,336
3.38%, 5/17/2021	1,736,000	1,768,498
3.40%, 2/27/2023	1,607,000	1,664,161
3.40%, 2/22/2024	1,475,000	1,536,050
3.63%, 12/5/2024	574,000	602,379
3.70%, 11/5/2021	1,666,000	1,715,713
3.70%, 8/3/2023	2,258,000	2,370,923
4.20%, 11/6/2025	969,000	1,058,613
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	1,297,000	1,301,916
Series MTN, 2.25%, 5/5/2021	3,509,000	3,509,211
Series MTN, 2.70%, 3/3/2022	1,370,000	1,383,823
Series MTN, 3.30%, 5/3/2027	2,118,000	2,222,841
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	373,000	374,693
3.00%, 3/22/2022	592,000	603,295
3.70%, 10/15/2024	631,000	668,999
4.00%, 10/15/2023	1,104,000	1,176,952
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	255,000	304,763
BGC Partners, Inc. 5.38%, 7/24/2023	943,000	986,916
BlackRock, Inc.:
3.20%, 3/15/2027	565,000	590,182
3.25%, 4/30/2029	1,755,000	1,838,222
3.38%, 6/1/2022	585,000	606,329
3.50%, 3/18/2024	1,347,000	1,427,578
4.25%, 5/24/2021	855,000	889,251
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	498,000	520,843
Brookfield Finance LLC 4.00%, 4/1/2024	1,623,000	1,701,066
Brookfield Finance, Inc.:
3.90%, 1/25/2028	693,000	705,266
4.25%, 6/2/2026 (a)	884,000	933,911
Capital One Bank USA NA 3.38%, 2/15/2023	1,785,000	1,818,737
Capital One Financial Corp.:
2.40%, 10/30/2020	1,731,000	1,732,541
3.05%, 3/9/2022	918,000	932,358
3.45%, 4/30/2021	1,902,000	1,936,445
3.90%, 1/29/2024	290,000	304,877
4.75%, 7/15/2021	5,549,000	5,801,202

241

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Cboe Global Markets, Inc. 3.65%, 1/12/2027	$ 402,000	$ 422,976
Charles Schwab Corp.:
2.65%, 1/25/2023	923,000	935,285
3.00%, 3/10/2025	955,000	978,254
3.20%, 3/2/2027	606,000	625,883
3.20%, 1/25/2028	896,000	925,201
3.25%, 5/21/2021	782,000	796,694
3.25%, 5/22/2029	991,000	1,025,358
3.45%, 2/13/2026	97,000	101,403
3.55%, 2/1/2024	1,084,000	1,141,094
3.85%, 5/21/2025	1,080,000	1,154,866
4.00%, 2/1/2029	906,000	992,958
4.45%, 7/22/2020	235,000	240,398
CME Group, Inc.:
3.00%, 9/15/2022	1,035,000	1,060,730
3.00%, 3/15/2025	741,000	769,202
3.75%, 6/15/2028	674,000	732,564
Discover Financial Services:
3.75%, 3/4/2025	1,108,000	1,146,647
3.85%, 11/21/2022	224,000	233,713
3.95%, 11/6/2024	426,000	448,297
4.10%, 2/9/2027	755,000	785,381
4.50%, 1/30/2026	1,072,000	1,148,380
5.20%, 4/27/2022	275,000	294,610
E*TRADE Financial Corp.:
2.95%, 8/24/2022	394,000	397,700
3.80%, 8/24/2027	535,000	539,745
4.50%, 6/20/2028	663,000	702,071
Eaton Vance Corp. 3.50%, 4/6/2027	499,000	516,530
Franklin Resources, Inc.:
2.80%, 9/15/2022	304,000	308,344
2.85%, 3/30/2025	365,000	373,453
GE Capital International Funding Co.:
2.34%, 11/15/2020	9,969,000	9,921,049
3.37%, 11/15/2025	2,548,000	2,580,946
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	3,312,000	3,547,119
5.38%, 11/1/2023	591,000	636,371
5.38%, 4/15/2026	514,000	555,763
5.75%, 6/1/2028	1,625,000	1,791,433
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	806,000	806,935
2.75%, 12/1/2020	1,297,000	1,304,860
3.10%, 9/15/2027	852,000	873,462
3.45%, 9/21/2023	421,000	438,695
3.75%, 12/1/2025	1,591,000	1,698,217
3.75%, 9/21/2028	999,000	1,074,874
4.00%, 10/15/2023	876,000	931,784
International Lease Finance Corp.:
4.63%, 4/15/2021	541,000	558,572
5.88%, 8/15/2022	843,000	920,303
Security Description	Principal Amount	Value
8.25%, 12/15/2020	$ 1,062,000	$ 1,145,516
8.63%, 1/15/2022	747,000	852,110
Invesco Finance PLC:
3.13%, 11/30/2022	656,000	669,789
3.75%, 1/15/2026	418,000	437,199
4.00%, 1/30/2024	470,000	498,383
Janus Capital Group, Inc. 4.88%, 8/1/2025	270,000	291,533
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	630,000	679,442
Jefferies Group LLC:
5.13%, 1/20/2023	916,000	981,723
6.45%, 6/8/2027	427,000	479,978
6.88%, 4/15/2021	560,000	598,847
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	870,000	900,111
Lazard Group LLC:
3.63%, 3/1/2027	929,000	939,749
3.75%, 2/13/2025	381,000	396,385
4.38%, 3/11/2029	408,000	430,420
4.50%, 9/19/2028	609,000	648,749
Legg Mason, Inc. 4.75%, 3/15/2026	423,000	452,547
Mastercard, Inc.:
2.00%, 11/21/2021	693,000	691,385
2.95%, 11/21/2026	914,000	943,001
2.95%, 6/1/2029	1,188,000	1,225,244
3.38%, 4/1/2024	1,171,000	1,236,845
3.50%, 2/26/2028	562,000	605,134
Nasdaq, Inc.:
3.85%, 6/30/2026 (a)	433,000	454,511
4.25%, 6/1/2024	848,000	907,580
National Rural Utilities Cooperative Finance Corp.:
2.70%, 2/15/2023	589,000	597,387
2.85%, 1/27/2025	79,000	80,816
2.95%, 2/7/2024	567,000	581,725
3.05%, 4/25/2027	535,000	544,143
3.40%, 2/7/2028	888,000	931,130
3.70%, 3/15/2029	833,000	896,833
3.90%, 11/1/2028	450,000	486,999
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	770,000	756,063
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	570,000	587,972
Series MTN, 2.30%, 9/15/2022	501,000	502,142
Series MTN, 3.25%, 11/1/2025	476,000	494,031
ORIX Corp.:
2.90%, 7/18/2022	935,000	948,501
3.25%, 12/4/2024	755,000	778,224
3.70%, 7/18/2027	519,000	546,097

242

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.05%, 1/16/2024	$ 634,000	$ 672,262
Raymond James Financial, Inc. 3.63%, 9/15/2026	252,000	259,106
Stifel Financial Corp.:
3.50%, 12/1/2020	76,000	76,816
4.25%, 7/18/2024	816,000	855,543
Synchrony Financial:
3.70%, 8/4/2026	1,139,000	1,131,437
3.75%, 8/15/2021	547,000	557,978
3.95%, 12/1/2027	1,318,000	1,315,733
4.25%, 8/15/2024	1,067,000	1,109,157
4.38%, 3/19/2024	580,000	608,936
4.50%, 7/23/2025	1,440,000	1,511,597
5.15%, 3/19/2029	1,099,000	1,184,832
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	1,092,000	1,110,684
3.30%, 4/1/2027	512,000	528,072
3.63%, 4/1/2025	932,000	978,647
3.75%, 4/1/2024	475,000	501,196
Visa, Inc.:
2.15%, 9/15/2022	1,147,000	1,151,462
2.20%, 12/14/2020	3,502,000	3,508,339
2.75%, 9/15/2027	818,000	834,172
2.80%, 12/14/2022	2,556,000	2,618,775
3.15%, 12/14/2025	5,330,000	5,593,835
Western Union Co.:
3.60%, 3/15/2022	560,000	573,362
4.25%, 6/9/2023	455,000	479,520
		191,719,156
ELECTRIC — 4.5%
AEP Texas, Inc.:
2.40%, 10/1/2022	510,000	511,214
3.95%, 6/1/2028	643,000	690,241
AEP Transmission Co. LLC 3.10%, 12/1/2026	418,000	427,309
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	183,000	192,196
Series 17A, 2.45%, 3/30/2022	626,000	628,585
Ameren Corp.:
2.70%, 11/15/2020	419,000	420,253
3.65%, 2/15/2026	670,000	691,614
Ameren Illinois Co.:
2.70%, 9/1/2022	300,000	304,281
3.25%, 3/1/2025	146,000	151,457
3.80%, 5/15/2028	586,000	633,947
American Electric Power Co., Inc.:
2.15%, 11/13/2020	464,000	462,497
3.20%, 11/13/2027	536,000	544,887
Series F, 2.95%, 12/15/2022	599,000	608,027
Series I, 3.65%, 12/1/2021	670,000	690,515
Series J, 4.30%, 12/1/2028	595,000	651,531
Appalachian Power Co.:
3.40%, 6/1/2025	691,000	714,066
Security Description	Principal Amount	Value
4.60%, 3/30/2021	$ 44,000	$ 45,511
Series X, 3.30%, 6/1/2027	406,000	414,278
Arizona Public Service Co.:
2.95%, 9/15/2027	440,000	445,227
3.15%, 5/15/2025	475,000	489,511
Atlantic City Electric Co. 4.00%, 10/15/2028	994,000	1,089,643
Avangrid, Inc.:
3.15%, 12/1/2024	979,000	995,868
3.80%, 6/1/2029	978,000	1,023,379
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	574,000	561,033
3.35%, 7/1/2023	905,000	936,693
3.50%, 11/15/2021	344,000	351,540
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	552,000	553,248
2.80%, 1/15/2023	579,000	588,994
3.25%, 4/15/2028	665,000	684,857
3.50%, 2/1/2025	381,000	401,155
3.75%, 11/15/2023	475,000	500,930
Black Hills Corp.:
3.15%, 1/15/2027	547,000	542,236
3.95%, 1/15/2026	463,000	481,983
4.25%, 11/30/2023	703,000	743,971
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	35,000	34,740
2.25%, 8/1/2022	704,000	703,782
Series AA, 3.00%, 2/1/2027	815,000	829,548
Series Z, 2.40%, 9/1/2026	525,000	514,951
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	641,000	641,987
3.60%, 11/1/2021	486,000	499,083
3.85%, 2/1/2024	411,000	431,439
4.25%, 11/1/2028	645,000	697,174
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	946,000	953,918
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	23,000	26,069
CMS Energy Corp.:
3.00%, 5/15/2026	1,135,000	1,137,906
3.45%, 8/15/2027	527,000	543,058
5.05%, 3/15/2022	796,000	845,957
Commonwealth Edison Co.:
2.55%, 6/15/2026	305,000	303,698
3.40%, 9/1/2021	400,000	408,808
3.70%, 8/15/2028	525,000	565,304
4.00%, 8/1/2020	74,000	75,056
Series 122, 2.95%, 8/15/2027	545,000	553,507
Connecticut Light & Power Co.:
2.50%, 1/15/2023	190,000	191,636
Series A, 3.20%, 3/15/2027	814,000	838,013
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	837,000	904,295

243

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series B, 3.13%, 11/15/2027	$ 603,000	$ 619,365
Series D, 4.00%, 12/1/2028	450,000	494,770
Consolidated Edison, Inc. 2.00%, 5/15/2021	866,000	861,757
Consumers Energy Co.:
2.85%, 5/15/2022	834,000	849,104
3.38%, 8/15/2023	200,000	208,304
3.80%, 11/15/2028	334,000	365,349
Delmarva Power & Light Co. 3.50%, 11/15/2023	681,000	712,108
Dominion Energy, Inc.:
2.72%, 8/15/2021 (d)	953,000	954,801
3.07%, 8/15/2024 (d)	1,068,000	1,077,441
3.90%, 10/1/2025	545,000	580,638
4.10%, 4/1/2021 (d)	1,303,000	1,334,050
4.25%, 6/1/2028	460,000	499,445
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	1,092,000	1,131,716
Series B, 2.75%, 1/15/2022	350,000	352,541
Series B, 2.75%, 9/15/2022	628,000	631,931
Series C, 2.00%, 8/15/2021	781,000	773,690
Series D, 2.85%, 8/15/2026	627,000	620,605
DPL, Inc.:
4.35%, 4/15/2029 (e)	1,017,000	1,031,655
7.25%, 10/15/2021	271,000	291,517
DTE Electric Co.:
3.38%, 3/1/2025	115,000	119,965
3.45%, 10/1/2020	349,000	353,394
3.65%, 3/15/2024	475,000	499,994
DTE Energy Co.:
2.85%, 10/1/2026	636,000	628,928
3.80%, 3/15/2027	593,000	620,646
Series B, 2.60%, 6/15/2022	692,000	696,097
Series B, 3.30%, 6/15/2022	421,000	430,578
Series C, 3.40%, 6/15/2029	1,217,000	1,240,111
Series C, 3.50%, 6/1/2024	881,000	913,280
Series D, 3.70%, 8/1/2023	1,414,000	1,477,998
Series F, 3.85%, 12/1/2023	451,000	472,634
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	394,000	397,873
2.95%, 12/1/2026	513,000	524,317
3.05%, 3/15/2023	627,000	645,496
3.35%, 5/15/2022	795,000	821,450
3.90%, 6/15/2021	637,000	657,148
3.95%, 11/15/2028	500,000	547,855
Duke Energy Corp.:
1.80%, 9/1/2021	879,000	869,059
2.40%, 8/15/2022	878,000	879,545
2.65%, 9/1/2026	904,000	893,270
3.05%, 8/15/2022	821,000	836,689
3.15%, 8/15/2027	737,000	747,384
3.40%, 6/15/2029	1,006,000	1,031,925
3.55%, 9/15/2021	1,217,000	1,243,969
3.75%, 4/15/2024	1,159,000	1,222,525
Security Description	Principal Amount	Value
3.95%, 10/15/2023	$ 903,000	$ 953,126
Duke Energy Florida LLC:
3.10%, 8/15/2021	204,000	207,074
3.20%, 1/15/2027	563,000	581,967
3.80%, 7/15/2028	202,000	217,639
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	247,015
Duke Energy Indiana LLC 3.75%, 7/15/2020	323,000	327,971
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	302,000	317,873
Duke Energy Progress LLC:
2.80%, 5/15/2022	215,000	218,767
3.00%, 9/15/2021	115,000	116,903
3.25%, 8/15/2025	849,000	883,690
3.38%, 9/1/2023	435,000	453,566
3.45%, 3/15/2029	844,000	889,551
3.70%, 9/1/2028	981,000	1,050,573
Edison International:
2.40%, 9/15/2022	568,000	537,294
2.95%, 3/15/2023 (a)	1,487,000	1,423,817
4.13%, 3/15/2028	572,000	556,367
5.75%, 6/15/2027	175,000	188,286
Emera US Finance L.P.:
2.70%, 6/15/2021	935,000	938,151
3.55%, 6/15/2026	496,000	506,138
Enel Americas SA 4.00%, 10/25/2026	803,000	825,853
Enel Chile SA 4.88%, 6/12/2028	587,000	640,834
Enel Generacion Chile SA 4.25%, 4/15/2024	488,000	513,112
Entergy Arkansas LLC:
3.50%, 4/1/2026	925,000	967,948
3.70%, 6/1/2024	310,000	328,023
3.75%, 2/15/2021	265,000	270,234
Entergy Corp.:
2.95%, 9/1/2026	1,094,000	1,092,742
4.00%, 7/15/2022	829,000	861,986
5.13%, 9/15/2020	921,000	942,892
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	515,000	593,512
Entergy Louisiana LLC:
2.40%, 10/1/2026	593,000	578,970
3.12%, 9/1/2027	606,000	617,859
3.25%, 4/1/2028	575,000	592,624
4.05%, 9/1/2023	326,000	346,567
Entergy Mississippi LLC 2.85%, 6/1/2028	190,000	190,551
Evergy, Inc. 4.85%, 6/1/2021	391,000	404,798
Eversource Energy:
2.50%, 3/15/2021	690,000	691,766
2.80%, 5/1/2023	836,000	845,555

244

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series H, 3.15%, 1/15/2025	$ 374,000	$ 383,294
Series K, 2.75%, 3/15/2022	1,055,000	1,067,818
Series L, 2.90%, 10/1/2024	552,000	560,148
Series M, 3.30%, 1/15/2028	431,000	439,021
Series N, 3.80%, 12/1/2023	550,000	579,881
Exelon Corp.:
2.45%, 4/15/2021	432,000	431,456
3.40%, 4/15/2026	960,000	985,354
3.50%, 6/1/2022	1,400,000	1,433,880
3.95%, 6/15/2025	819,000	871,916
5.15%, 12/1/2020	849,000	874,878
Exelon Generation Co. LLC:
3.40%, 3/15/2022	968,000	990,980
4.00%, 10/1/2020	515,000	522,828
4.25%, 6/15/2022	627,000	656,212
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	679,000	686,815
Series B, 3.90%, 7/15/2027	2,324,000	2,438,457
Series B, 4.25%, 3/15/2023	725,000	765,788
Florida Power & Light Co.:
2.75%, 6/1/2023	437,000	444,722
3.13%, 12/1/2025	505,000	525,493
3.25%, 6/1/2024	629,000	658,261
Fortis, Inc.:
3.06%, 10/4/2026	1,118,000	1,110,375
2.10%, 10/4/2021	882,000	872,986
Georgia Power Co.:
2.40%, 4/1/2021	531,000	531,053
2.85%, 5/15/2022	848,000	856,353
3.25%, 4/1/2026	349,000	353,785
3.25%, 3/30/2027	347,000	349,079
Series C, 2.00%, 9/8/2020	894,000	889,047
Gulf Power Co. Series A, 3.30%, 5/30/2027	454,000	471,247
Iberdrola International B.V. 5.81%, 3/15/2025	382,000	433,895
Indiana Michigan Power Co. 3.85%, 5/15/2028	350,000	377,216
Interstate Power & Light Co.:
3.25%, 12/1/2024	416,000	427,685
3.60%, 4/1/2029	909,000	949,232
4.10%, 9/26/2028	475,000	514,615
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	260,000	261,518
3.70%, 9/1/2024	978,000	1,012,162
ITC Holdings Corp.:
2.70%, 11/15/2022	678,000	680,380
3.25%, 6/30/2026	646,000	656,336
3.35%, 11/15/2027	842,000	863,968
3.65%, 6/15/2024	372,000	385,827
Kansas City Power & Light Co.:
3.15%, 3/15/2023	900,000	926,226
3.65%, 8/15/2025	694,000	734,294
Kentucky Utilities Co. 3.25%, 11/1/2020	26,000	26,267
Security Description	Principal Amount	Value
LG&E & KU Energy LLC 3.75%, 11/15/2020	$ 593,000	$ 601,794
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	629,000	657,236
MidAmerican Energy Co.:
3.10%, 5/1/2027	591,000	607,625
3.50%, 10/15/2024	524,000	552,212
3.65%, 4/15/2029	1,250,000	1,348,850
Mississippi Power Co. 3.95%, 3/30/2028	510,000	536,872
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/1/2020	597,000	597,651
2.40%, 4/25/2022	749,000	753,996
3.05%, 2/15/2022	507,000	517,297
Series MTN, 2.90%, 3/15/2021	698,000	706,844
Nevada Power Co. Series CC, 3.70%, 5/1/2029	3,658,000	3,913,145
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	467,000	471,460
2.90%, 4/1/2022	667,000	677,472
3.15%, 4/1/2024	1,048,000	1,078,140
3.20%, 2/25/2022	775,000	789,678
3.25%, 4/1/2026	2,821,000	2,898,662
3.50%, 4/1/2029 (a)	809,000	841,166
3.55%, 5/1/2027	983,000	1,026,124
4.50%, 6/1/2021	883,000	913,861
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a) (c)	1,099,000	1,131,585
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	686,000	644,957
Series H, 3.34%, 9/1/2020	3,019,000	3,053,507
Northern States Power Co.:
2.15%, 8/15/2022	526,000	525,506
2.20%, 8/15/2020	233,000	233,061
2.60%, 5/15/2023	531,000	536,894
NSTAR Electric Co.:
2.38%, 10/15/2022	677,000	679,769
3.20%, 5/15/2027	485,000	500,020
3.25%, 5/15/2029	848,000	879,936
NV Energy, Inc. 6.25%, 11/15/2020	582,000	611,775
Ohio Power Co. Series M, 5.38%, 10/1/2021	946,000	1,010,006
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	817,000	862,580
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024 (e)	1,086,000	1,107,068
2.95%, 4/1/2025	345,000	354,008
3.70%, 11/15/2028 (e)	685,000	736,930
3.70%, 11/15/2028	671,000	721,406

245

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.10%, 6/1/2022	$ 195,000	$ 204,389
7.00%, 9/1/2022	519,000	593,066
PacifiCorp:
2.95%, 2/1/2022	875,000	891,100
2.95%, 6/1/2023	671,000	686,104
3.60%, 4/1/2024	460,000	484,214
3.85%, 6/15/2021	553,000	568,268
PECO Energy Co.:
2.38%, 9/15/2022	371,000	372,669
3.15%, 10/15/2025	295,000	305,207
Pinnacle West Capital Corp. 2.25%, 11/30/2020	381,000	379,625
PNM Resources, Inc. 3.25%, 3/9/2021	614,000	620,355
Potomac Electric Power Co. 3.60%, 3/15/2024	490,000	515,255
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	665,000	663,138
3.40%, 6/1/2023	398,000	408,030
3.50%, 12/1/2022	618,000	635,428
3.95%, 3/15/2024	859,000	900,352
4.20%, 6/15/2022	507,000	528,695
PPL Electric Utilities Corp. 3.00%, 9/15/2021	404,000	409,858
Progress Energy, Inc.:
3.15%, 4/1/2022	588,000	598,943
4.40%, 1/15/2021	2,147,000	2,203,938
PSEG Power LLC:
3.00%, 6/15/2021	666,000	672,141
3.85%, 6/1/2023	233,000	242,753
Public Service Co. of Colorado:
2.25%, 9/15/2022	480,000	481,219
3.70%, 6/15/2028	984,000	1,060,821
Public Service Co. of New Hampshire 3.50%, 11/1/2023	205,000	214,608
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	261,000	260,254
Series MTN, 2.25%, 9/15/2026	670,000	651,716
Series MTN, 2.38%, 5/15/2023	125,000	125,452
Series MTN, 3.00%, 5/15/2025	541,000	553,459
Series MTN, 3.00%, 5/15/2027	500,000	508,955
Series MTN, 3.20%, 5/15/2029	805,000	836,242
Series MTN, 3.25%, 9/1/2023	490,000	508,880
Series MTN, 3.65%, 9/1/2028	286,000	306,915
Series MTN, 3.70%, 5/1/2028	650,000	700,687
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	542,000	536,818
Security Description	Principal Amount	Value
2.65%, 11/15/2022	$ 619,000	$ 620,479
2.88%, 6/15/2024	1,494,000	1,514,020
Puget Energy, Inc.:
3.65%, 5/15/2025	432,000	441,275
5.63%, 7/15/2022	880,000	945,349
6.00%, 9/1/2021	549,000	588,138
6.50%, 12/15/2020	250,000	263,520
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	607,000	591,704
3.00%, 8/15/2021	2,799,000	2,829,817
Series NNN, 3.60%, 9/1/2023	165,000	171,097
Sempra Energy:
2.85%, 11/15/2020	425,000	426,942
2.88%, 10/1/2022	507,000	511,735
2.90%, 2/1/2023	1,031,000	1,039,217
3.25%, 6/15/2027	817,000	814,157
3.40%, 2/1/2028	1,173,000	1,170,408
3.55%, 6/15/2024	1,020,000	1,052,497
3.75%, 11/15/2025	794,000	818,431
4.05%, 12/1/2023	376,000	396,003
Sierra Pacific Power Co. 2.60%, 5/1/2026	442,000	437,195
South Carolina Electric & Gas Co. 4.25%, 8/15/2028	936,000	1,041,075
Southern California Edison Co.:
3.88%, 6/1/2021	928,000	943,312
Series A, 2.90%, 3/1/2021	221,000	221,294
Series A, 4.20%, 3/1/2029	444,000	472,216
Series B, 2.40%, 2/1/2022	576,000	572,020
Series B, 3.65%, 3/1/2028	578,000	591,294
Series C, 3.50%, 10/1/2023	769,000	788,117
Series D, 3.40%, 6/1/2023	706,000	718,249
Series E, 3.70%, 8/1/2025	348,000	359,787
Southern Co.:
2.35%, 7/1/2021	3,871,000	3,868,368
2.95%, 7/1/2023	1,221,000	1,238,888
3.25%, 7/1/2026	1,344,000	1,364,308
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	447,000	457,393
Southern Power Co.:
4.15%, 12/1/2025	564,000	600,073
Series E, 2.50%, 12/15/2021	4,438,000	4,438,799
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	812,000	797,222
Series M, 4.10%, 9/15/2028	489,000	528,140
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	172,868
Tucson Electric Power Co. 3.05%, 3/15/2025	157,000	158,766
UIL Holdings Corp. 4.63%, 10/1/2020	522,000	534,434
Union Electric Co.:
2.95%, 6/15/2027	610,000	619,748
3.50%, 4/15/2024	282,000	295,612

246

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.50%, 3/15/2029	$ 749,000	$ 792,734
Virginia Electric & Power Co.:
2.95%, 1/15/2022	220,000	223,186
3.45%, 9/1/2022	242,000	249,674
3.45%, 2/15/2024	253,000	263,914
Series A, 3.10%, 5/15/2025	543,000	558,633
Series A, 3.15%, 1/15/2026	579,000	597,117
Series A, 3.50%, 3/15/2027	751,000	790,105
Series A, 3.80%, 4/1/2028	384,000	412,113
Series B, 2.95%, 11/15/2026	665,000	675,268
Series C, 2.75%, 3/15/2023	714,000	723,975
WEC Energy Group, Inc.:
3.10%, 3/8/2022	575,000	585,264
3.38%, 6/15/2021	980,000	998,836
3.55%, 6/15/2025	371,000	389,580
Westar Energy, Inc.:
2.55%, 7/1/2026	371,000	363,565
3.10%, 4/1/2027	335,000	343,519
Wisconsin Electric Power Co. 2.95%, 9/15/2021	280,000	283,665
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	993,000	1,011,013
3.05%, 10/15/2027	350,000	355,855
Wisconsin Public Service Corp. 3.35%, 11/21/2021	475,000	487,160
Xcel Energy, Inc.:
2.40%, 3/15/2021	521,000	520,291
2.60%, 3/15/2022	347,000	349,818
3.30%, 6/1/2025	278,000	286,710
3.35%, 12/1/2026	782,000	805,460
4.00%, 6/15/2028	677,000	728,608
		214,876,542
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	621,000	626,924
2.63%, 2/15/2023	532,000	543,763
3.15%, 6/1/2025	173,000	179,541
4.25%, 11/15/2020	241,000	247,890
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	553,306
3.35%, 3/1/2026	420,000	421,134
3.50%, 2/15/2028	390,000	394,251
3.63%, 11/15/2022	20,000	20,663
		2,987,472
ELECTRONICS — 0.6%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	578,000	581,526
3.20%, 10/1/2022	627,000	638,593
3.88%, 7/15/2023	510,000	532,720
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	443,000	447,412
3.55%, 10/1/2027	532,000	524,329
Security Description	Principal Amount	Value
Amphenol Corp.:
3.13%, 9/15/2021	$ 420,000	$ 426,203
3.20%, 4/1/2024	425,000	435,825
4.00%, 2/1/2022	142,000	147,521
Arrow Electronics, Inc.:
3.25%, 9/8/2024	698,000	693,819
3.50%, 4/1/2022	227,000	230,636
3.88%, 1/12/2028	788,000	780,144
4.00%, 4/1/2025	1,047,000	1,074,861
4.50%, 3/1/2023	939,000	984,495
Avnet, Inc.:
3.75%, 12/1/2021	231,000	235,733
4.63%, 4/15/2026	534,000	560,566
4.88%, 12/1/2022	758,000	803,730
Flex, Ltd.:
4.75%, 6/15/2025	865,000	898,190
4.88%, 6/15/2029	600,000	610,506
5.00%, 2/15/2023	1,091,000	1,143,859
FLIR Systems, Inc. 3.13%, 6/15/2021	223,000	224,327
Fortive Corp.:
2.35%, 6/15/2021	663,000	661,528
3.15%, 6/15/2026	1,411,000	1,412,002
Honeywell International, Inc.:
1.85%, 11/1/2021	1,829,000	1,816,435
2.50%, 11/1/2026	1,986,000	1,985,325
3.35%, 12/1/2023 (a)	568,000	594,815
4.25%, 3/1/2021	759,000	784,867
Jabil, Inc.:
3.95%, 1/12/2028	910,000	890,981
4.70%, 9/15/2022	350,000	365,190
5.63%, 12/15/2020	102,000	105,867
Keysight Technologies, Inc.:
4.55%, 10/30/2024	338,000	361,254
4.60%, 4/6/2027	1,241,000	1,328,552
Legrand France SA 8.50%, 2/15/2025	400,000	519,436
PerkinElmer, Inc. 5.00%, 11/15/2021	507,000	531,189
Tech Data Corp.:
3.70%, 2/15/2022	634,000	644,955
4.95%, 2/15/2027	1,268,000	1,321,687
Trimble, Inc.:
4.15%, 6/15/2023	645,000	669,136
4.75%, 12/1/2024	645,000	688,009
4.90%, 6/15/2028	663,000	710,153
Tyco Electronics Group SA:
3.13%, 8/15/2027	428,000	428,621
3.45%, 8/1/2024	327,000	337,997
3.50%, 2/3/2022	134,000	137,233
3.70%, 2/15/2026	495,000	513,261
		28,783,488

247

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% (f)
Fluor Corp.:
3.50%, 12/15/2024	$ 803,000	$ 823,180
4.25%, 9/15/2028	535,000	552,152
		1,375,332
ENTERTAINMENT — 0.0% (f)
GLP Capital L.P./GLP Financing II, Inc. 5.30%, 1/15/2029	1,475,000	1,595,124
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	1,098,000	1,103,677
3.20%, 3/15/2025	603,000	623,146
3.38%, 11/15/2027	1,202,000	1,251,967
3.55%, 6/1/2022	1,404,000	1,446,092
3.95%, 5/15/2028	763,000	827,016
4.75%, 5/15/2023	524,000	565,616
5.25%, 11/15/2021	167,000	177,972
Waste Connections, Inc.:
3.50%, 5/1/2029	496,000	515,944
4.25%, 12/1/2028	577,000	631,423
Waste Management, Inc.:
2.40%, 5/15/2023	1,304,000	1,307,416
2.90%, 9/15/2022	122,000	124,361
2.95%, 6/15/2024	1,425,000	1,464,244
3.13%, 3/1/2025	809,000	836,635
3.15%, 11/15/2027	476,000	491,713
3.20%, 6/15/2026	1,178,000	1,226,086
3.45%, 6/15/2029	1,228,000	1,293,980
3.50%, 5/15/2024	167,000	175,076
4.60%, 3/1/2021	229,000	236,436
		14,298,800
FOOD — 1.7%
Ahold Finance USA LLC 6.88%, 5/1/2029	736,000	927,264
Campbell Soup Co.:
2.50%, 8/2/2022	480,000	478,421
3.30%, 3/15/2021	1,331,000	1,347,877
3.30%, 3/19/2025	1,092,000	1,102,483
3.65%, 3/15/2023	915,000	942,468
3.95%, 3/15/2025	911,000	950,483
4.15%, 3/15/2028	714,000	747,537
4.25%, 4/15/2021	1,015,000	1,044,983
Conagra Brands, Inc.:
3.20%, 1/25/2023	1,272,000	1,298,458
3.80%, 10/22/2021	1,674,000	1,720,370
4.30%, 5/1/2024	1,146,000	1,217,132
4.60%, 11/1/2025	1,480,000	1,608,316
4.85%, 11/1/2028	1,950,000	2,160,463
7.00%, 10/1/2028	219,000	271,321
Security Description	Principal Amount	Value
Flowers Foods, Inc.:
3.50%, 10/1/2026	$ 946,000	$ 948,649
4.38%, 4/1/2022	456,000	476,360
General Mills, Inc.:
2.60%, 10/12/2022	727,000	730,686
3.15%, 12/15/2021	1,709,000	1,737,369
3.20%, 4/16/2021	1,398,000	1,418,942
3.20%, 2/10/2027 (a)	1,704,000	1,729,577
3.65%, 2/15/2024	524,000	547,742
3.70%, 10/17/2023	765,000	801,743
4.00%, 4/17/2025	1,146,000	1,219,080
4.20%, 4/17/2028	1,446,000	1,561,376
Hershey Co.:
2.30%, 8/15/2026	485,000	475,732
3.10%, 5/15/2021	300,000	304,872
3.20%, 8/21/2025	290,000	304,303
3.38%, 5/15/2023	1,655,000	1,730,981
4.13%, 12/1/2020	80,000	82,086
Ingredion, Inc.:
3.20%, 10/1/2026	480,000	476,040
4.63%, 11/1/2020	503,000	516,566
JM Smucker Co.:
3.00%, 3/15/2022	893,000	904,198
3.38%, 12/15/2027 (a)	335,000	341,894
3.50%, 10/15/2021	405,000	414,469
3.50%, 3/15/2025	1,041,000	1,077,414
Kellogg Co.:
2.65%, 12/1/2023	568,000	574,600
3.13%, 5/17/2022	500,000	509,535
3.25%, 5/14/2021	531,000	540,330
3.25%, 4/1/2026	772,000	783,410
3.40%, 11/15/2027	1,330,000	1,353,607
4.00%, 12/15/2020	807,000	825,561
4.30%, 5/15/2028	928,000	1,005,655
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,808,000	2,733,700
3.38%, 6/15/2021	523,000	531,494
3.50%, 6/6/2022	1,720,000	1,764,823
3.50%, 7/15/2022	2,006,000	2,052,539
3.95%, 7/15/2025	2,425,000	2,522,461
4.00%, 6/15/2023	1,420,000	1,485,079
4.63%, 1/30/2029	2,138,000	2,303,182
Kroger Co 4.50%, 1/15/2029 (a)	927,000	1,009,345
Kroger Co.:
2.60%, 2/1/2021	307,000	307,903
2.65%, 10/15/2026 (a)	1,097,000	1,057,431
2.80%, 8/1/2022	333,000	336,573
2.95%, 11/1/2021	476,000	481,460
3.30%, 1/15/2021	919,000	930,589
3.40%, 4/15/2022	637,000	652,562
3.50%, 2/1/2026	573,000	584,918
3.70%, 8/1/2027	634,000	653,331
3.85%, 8/1/2023	1,114,000	1,164,030
4.00%, 2/1/2024	623,000	659,171

248

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
McCormick & Co., Inc.:
2.70%, 8/15/2022	$ 439,000	$ 442,113
3.15%, 8/15/2024	988,000	1,009,687
3.40%, 8/15/2027	1,179,000	1,205,315
Mondelez International, Inc.:
3.63%, 5/7/2023	674,000	702,173
3.63%, 2/13/2026	1,685,000	1,770,514
4.00%, 2/1/2024	302,000	320,005
4.13%, 5/7/2028 (a)	520,000	562,224
Sysco Corp.:
2.50%, 7/15/2021	560,000	562,246
2.60%, 10/1/2020	1,966,000	1,971,918
2.60%, 6/12/2022	388,000	391,725
3.25%, 7/15/2027	719,000	732,589
3.30%, 7/15/2026	1,155,000	1,187,675
3.55%, 3/15/2025	756,000	791,713
3.75%, 10/1/2025	868,000	921,122
Tyson Foods, Inc.:
2.25%, 8/23/2021	856,000	853,689
3.55%, 6/2/2027	1,068,000	1,103,554
3.90%, 9/28/2023	729,000	767,469
3.95%, 8/15/2024	998,000	1,058,938
4.00%, 3/1/2026	1,665,000	1,772,309
4.35%, 3/1/2029	1,890,000	2,065,978
4.50%, 6/15/2022	1,527,000	1,611,932
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	44,230
		82,290,062
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	497,000	506,369
4.50%, 8/1/2024	700,000	738,150
Domtar Corp. 4.40%, 4/1/2022	580,000	602,666
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	936,000	942,561
5.25%, 5/12/2024	205,000	217,708
5.50%, 1/17/2027	657,000	705,809
Georgia-Pacific LLC 8.00%, 1/15/2024	1,048,000	1,294,322
International Paper Co.:
3.00%, 2/15/2027 (a)	300,000	296,874
3.65%, 6/15/2024	1,193,000	1,247,604
3.80%, 1/15/2026	20,000	20,957
4.75%, 2/15/2022	615,000	649,157
7.50%, 8/15/2021	880,000	971,247
Suzano Austria GmbH 6.00%, 1/15/2029 (e)	2,098,000	2,291,666
		10,485,090
GAS — 0.3%
Atmos Energy Corp. 3.00%, 6/15/2027	649,000	661,772
Security Description	Principal Amount	Value
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	$ 927,000	$ 955,468
4.00%, 4/1/2028	430,000	457,825
4.50%, 1/15/2021	256,000	262,861
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	1,570,000	1,578,509
3.60%, 12/15/2024	443,000	461,482
National Fuel Gas Co.:
3.75%, 3/1/2023	561,000	574,537
3.95%, 9/15/2027	515,000	513,913
4.75%, 9/1/2028	1,049,000	1,100,863
4.90%, 12/1/2021	195,000	203,063
5.20%, 7/15/2025	350,000	377,353
NiSource, Inc.:
2.65%, 11/17/2022	650,000	654,310
3.49%, 5/15/2027	1,589,000	1,643,058
3.65%, 6/15/2023	748,000	774,389
ONE Gas, Inc. 3.61%, 2/1/2024	488,000	510,897
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	886,000	923,566
Southern California Gas Co.:
3.15%, 9/15/2024	505,000	520,610
3.20%, 6/15/2025	384,000	391,046
Series TT, 2.60%, 6/15/2026	834,000	814,560
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	946,000	942,169
3.25%, 6/15/2026	684,000	690,580
3.50%, 9/15/2021	608,000	620,744
Southwest Gas Corp. 3.70%, 4/1/2028	633,000	665,998
		16,299,573
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	798,000	830,917
Snap-on, Inc. 3.25%, 3/1/2027	355,000	366,183
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	1,397,000	1,420,945
3.40%, 12/1/2021	390,000	398,014
3.40%, 3/1/2026	1,069,000	1,116,474
4.25%, 11/15/2028	564,000	628,268
		4,760,801
HEALTH CARE PRODUCTS — 1.4%
Abbott Laboratories:
2.55%, 3/15/2022	919,000	928,824
2.90%, 11/30/2021	2,929,000	2,976,508
2.95%, 3/15/2025	1,735,000	1,784,482
3.40%, 11/30/2023	1,106,000	1,153,027
3.75%, 11/30/2026	1,898,000	2,055,971
3.88%, 9/15/2025	663,000	713,600

249

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Baxter International, Inc.:
1.70%, 8/15/2021	$ 440,000	$ 434,201
2.60%, 8/15/2026	893,000	888,848
Becton Dickinson and Co.:
2.89%, 6/6/2022	2,676,000	2,711,992
3.13%, 11/8/2021	1,172,000	1,189,135
3.25%, 11/12/2020	1,313,000	1,324,410
3.36%, 6/6/2024	2,146,000	2,214,865
3.70%, 6/6/2027	1,782,000	1,860,230
3.73%, 12/15/2024	1,338,000	1,402,117
Boston Scientific Corp.:
3.38%, 5/15/2022	1,042,000	1,072,249
3.45%, 3/1/2024	1,365,000	1,425,824
3.75%, 3/1/2026	2,799,000	2,973,798
3.85%, 5/15/2025	1,065,000	1,136,483
4.00%, 3/1/2028	1,121,000	1,206,813
4.00%, 3/1/2029	894,000	967,835
4.13%, 10/1/2023	376,000	398,372
Covidien International Finance SA:
2.95%, 6/15/2023	513,000	524,081
3.20%, 6/15/2022	654,000	672,273
Danaher Corp.:
2.40%, 9/15/2020	501,000	501,386
3.35%, 9/15/2025	359,000	375,431
Edwards Lifesciences Corp. 4.30%, 6/15/2028	809,000	875,524
Life Technologies Corp. 5.00%, 1/15/2021	902,000	930,052
Medtronic Global Holdings SCA 3.35%, 4/1/2027	850,000	901,535
Medtronic, Inc.:
2.75%, 4/1/2023	750,000	768,150
3.13%, 3/15/2022	1,053,000	1,079,873
3.15%, 3/15/2022	2,796,000	2,874,456
3.50%, 3/15/2025	4,581,000	4,853,615
3.63%, 3/15/2024	1,789,000	1,891,742
4.13%, 3/15/2021	538,000	552,956
Stryker Corp.:
2.63%, 3/15/2021	1,378,000	1,383,953
3.38%, 5/15/2024	732,000	762,707
3.38%, 11/1/2025	800,000	841,528
3.50%, 3/15/2026	671,000	702,597
3.65%, 3/7/2028	800,000	849,520
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	1,381,000	1,392,062
3.00%, 4/15/2023	1,325,000	1,356,363
3.15%, 1/15/2023 (a)	1,018,000	1,044,183
3.20%, 8/15/2027	1,249,000	1,277,340
3.30%, 2/15/2022	797,000	817,292
3.60%, 8/15/2021	973,000	995,379
3.65%, 12/15/2025	390,000	410,764
4.15%, 2/1/2024	834,000	893,381
4.50%, 3/1/2021	2,107,000	2,180,113
Zimmer Biomet Holdings, Inc.:
Security Description	Principal Amount	Value
3.15%, 4/1/2022	$ 1,046,000	$ 1,062,767
3.38%, 11/30/2021	1,031,000	1,049,496
3.55%, 4/1/2025	2,663,000	2,751,412
3.70%, 3/19/2023	340,000	350,907
		67,742,422
HEALTH CARE SERVICES — 1.9%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	300,000	325,182
Aetna, Inc.:
2.75%, 11/15/2022	1,121,000	1,127,435
2.80%, 6/15/2023	1,471,000	1,477,884
3.50%, 11/15/2024	1,055,000	1,088,106
4.13%, 6/1/2021	701,000	722,577
Anthem, Inc.:
2.50%, 11/21/2020	1,242,000	1,244,111
2.95%, 12/1/2022	1,020,000	1,034,504
3.13%, 5/15/2022	575,000	585,753
3.30%, 1/15/2023	2,169,000	2,232,118
3.35%, 12/1/2024	1,090,000	1,128,259
3.50%, 8/15/2024	845,000	877,583
3.65%, 12/1/2027	1,923,000	1,995,536
3.70%, 8/15/2021	1,950,000	1,995,396
4.10%, 3/1/2028	1,091,000	1,167,032
Cigna Corp.:
3.75%, 7/15/2023 (e)	3,612,000	3,758,936
4.13%, 11/15/2025 (e)	4,247,000	4,517,746
4.38%, 10/15/2028 (e)	4,302,000	4,642,331
Cigna Holding Co.:
3.05%, 10/15/2027	947,000	937,246
3.25%, 4/15/2025	957,000	973,049
4.00%, 2/15/2022	1,352,000	1,397,103
4.50%, 3/15/2021	275,000	282,725
CommonSpirit Health 2.95%, 11/1/2022	358,000	361,695
Coventry Health Care, Inc. 5.45%, 6/15/2021	900,000	943,929
Dignity Health 3.13%, 11/1/2022	498,000	508,114
HCA, Inc.:
4.13%, 6/15/2029	1,077,000	1,109,364
4.50%, 2/15/2027	1,547,000	1,649,380
4.75%, 5/1/2023	1,459,000	1,559,598
5.00%, 3/15/2024	2,383,000	2,595,754
5.25%, 4/15/2025	1,753,000	1,940,922
5.25%, 6/15/2026	2,177,000	2,407,718
5.88%, 3/15/2022	938,000	1,027,504
Humana, Inc.:
2.50%, 12/15/2020	725,000	724,986
2.90%, 12/15/2022	898,000	910,294
3.15%, 12/1/2022	296,000	301,559
3.85%, 10/1/2024	543,000	568,738
3.95%, 3/15/2027	830,000	866,105
Kaiser Foundation Hospitals:

250

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.15%, 5/1/2027	$ 744,000	$ 766,313
3.50%, 4/1/2022	470,000	483,000
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	759,000	771,349
3.25%, 9/1/2024	1,115,000	1,135,326
3.60%, 2/1/2025	1,096,000	1,132,727
3.60%, 9/1/2027	592,000	608,890
3.75%, 8/23/2022	610,000	630,575
4.00%, 11/1/2023	325,000	340,603
4.63%, 11/15/2020	670,000	685,993
Mercy Health Series 2018, 4.30%, 7/1/2028	290,000	319,899
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	390,000	389,251
Quest Diagnostics, Inc.:
3.45%, 6/1/2026 (a)	860,000	888,733
3.50%, 3/30/2025	976,000	1,003,182
4.25%, 4/1/2024	1,021,000	1,081,310
4.70%, 4/1/2021 (a)	801,000	830,949
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	495,000	517,394
Series A, 3.82%, 6/1/2027	523,000	555,259
Sutter Health Series 2018, 3.70%, 8/15/2028	53,000	56,497
Toledo Hospital Series B, 5.33%, 11/15/2028	949,000	1,037,656
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	965,000	961,140
2.13%, 3/15/2021	1,788,000	1,784,674
2.38%, 10/15/2022	1,265,000	1,269,427
2.75%, 2/15/2023	1,219,000	1,235,493
2.88%, 12/15/2021	1,959,000	1,989,208
2.88%, 3/15/2022	763,000	775,132
2.88%, 3/15/2023	1,024,000	1,044,337
2.95%, 10/15/2027	755,000	766,853
3.10%, 3/15/2026	1,173,000	1,212,295
3.15%, 6/15/2021	869,000	884,294
3.35%, 7/15/2022	954,000	984,452
3.38%, 11/15/2021	469,000	480,031
3.38%, 4/15/2027	584,000	610,893
3.45%, 1/15/2027	523,000	549,438
3.50%, 6/15/2023	983,000	1,026,154
3.50%, 2/15/2024 (a)	1,764,000	1,849,395
3.70%, 12/15/2025	1,163,000	1,239,711
3.75%, 7/15/2025	1,765,000	1,884,543
3.85%, 6/15/2028	3,270,000	3,544,026
3.88%, 10/15/2020	494,000	501,963
3.88%, 12/15/2028	874,000	951,725
4.70%, 2/15/2021	275,000	283,971
		90,050,333
Security Description	Principal Amount	Value
HOME BUILDERS — 0.0% (f)
DR Horton, Inc.:
2.55%, 12/1/2020	$ 401,000	$ 400,743
4.38%, 9/15/2022	464,000	483,219
4.75%, 2/15/2023	221,000	233,420
5.75%, 8/15/2023	115,000	126,339
NVR, Inc. 3.95%, 9/15/2022	823,000	852,686
		2,096,407
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.40%, 8/15/2022	100,000	102,047
3.50%, 11/15/2027	592,000	587,868
3.80%, 11/15/2024	357,000	367,060
4.40%, 3/15/2029	1,099,000	1,150,367
Whirlpool Corp.:
3.70%, 5/1/2025	1,094,000	1,136,272
4.00%, 3/1/2024	471,000	493,745
4.75%, 2/26/2029	793,000	853,220
Series MTN, 4.85%, 6/15/2021	15,000	15,667
		4,706,246
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	1,021,000	1,130,757
Church & Dwight Co., Inc.:
2.45%, 8/1/2022	574,000	575,033
2.88%, 10/1/2022	365,000	370,088
3.15%, 8/1/2027	639,000	643,352
Clorox Co.:
3.05%, 9/15/2022	764,000	779,662
3.10%, 10/1/2027	548,000	560,840
3.50%, 12/15/2024 (a)	645,000	679,256
3.80%, 11/15/2021	390,000	402,722
3.90%, 5/15/2028	654,000	707,615
Kimberly-Clark Corp.:
2.40%, 3/1/2022	38,000	38,295
2.75%, 2/15/2026	1,047,000	1,064,527
3.05%, 8/15/2025	340,000	353,702
3.20%, 4/25/2029	1,196,000	1,255,931
3.95%, 11/1/2028	605,000	670,909
		9,232,689
HOUSEWARES — 0.1%
Newell Brands, Inc.:
3.85%, 4/1/2023	1,577,000	1,601,428
4.00%, 12/1/2024	477,000	483,935
4.20%, 4/1/2026	4,048,000	3,998,655
4.70%, 8/15/2020	4,000	4,086

251

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Tupperware Brands Corp. 4.75%, 6/1/2021	$ 668,000	$ 685,602
		6,773,706
INSURANCE — 2.5%
AEGON Funding Co. LLC 5.75%, 12/15/2020	1,468,000	1,536,893
Aflac, Inc.:
3.25%, 3/17/2025	1,541,000	1,592,377
3.63%, 6/15/2023	715,000	749,299
3.63%, 11/15/2024	852,000	901,314
4.00%, 2/15/2022	69,000	72,099
Alleghany Corp.:
4.95%, 6/27/2022	844,000	904,793
5.63%, 9/15/2020	15,000	15,554
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	191,000	195,785
Allstate Corp.:
3.15%, 6/15/2023	499,000	514,394
3.28%, 12/15/2026	617,000	647,159
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	366,940
Alterra Finance LLC 6.25%, 9/30/2020	44,000	45,952
American Financial Group, Inc. 3.50%, 8/15/2026	984,000	991,774
American International Group, Inc.:
3.30%, 3/1/2021	1,836,000	1,860,731
3.38%, 8/15/2020	628,000	634,952
3.75%, 7/10/2025	1,388,000	1,455,804
3.90%, 4/1/2026	1,780,000	1,862,361
4.13%, 2/15/2024	837,000	886,366
4.20%, 4/1/2028	755,000	805,313
4.25%, 3/15/2029 (a)	749,000	803,048
4.88%, 6/1/2022	1,755,000	1,879,622
6.40%, 12/15/2020	1,001,000	1,057,396
Aon Corp.:
3.75%, 5/2/2029	1,723,000	1,796,055
4.50%, 12/15/2028	884,000	972,480
5.00%, 9/30/2020	488,000	504,006
8.21%, 1/1/2027	260,000	320,788
Aon PLC:
2.80%, 3/15/2021	408,000	410,525
3.50%, 6/14/2024	542,000	563,268
3.88%, 12/15/2025	514,000	541,370
4.00%, 11/27/2023	562,000	592,427
Arch Capital Finance LLC 4.01%, 12/15/2026	490,000	526,500
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	350,000	371,133
Assurant, Inc.:
4.00%, 3/15/2023	380,000	392,316
4.20%, 9/27/2023	610,000	634,022
Security Description	Principal Amount	Value
4.90%, 3/27/2028	$ 1,061,000	$ 1,147,334
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	427,000	462,795
Athene Holding, Ltd. 4.13%, 1/12/2028	1,777,000	1,791,003
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,443,000	1,503,274
4.35%, 4/20/2028	1,322,000	1,389,766
AXIS Specialty Finance LLC 3.90%, 7/15/2029	753,000	769,235
AXIS Specialty Finance PLC 4.00%, 12/6/2027	403,000	416,202
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	377,000	380,721
3.00%, 5/15/2022	882,000	907,490
4.25%, 1/15/2021	933,000	963,714
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	1,029,000	1,031,830
2.75%, 3/15/2023	2,746,000	2,800,041
3.00%, 2/11/2023	1,909,000	1,965,888
3.13%, 3/15/2026	2,482,000	2,570,061
3.40%, 1/31/2022	344,000	355,785
3.75%, 8/15/2021	174,000	180,048
Brighthouse Financial, Inc. 3.70%, 6/22/2027	2,391,000	2,272,741
Brown & Brown, Inc.:
4.20%, 9/15/2024	550,000	577,472
4.50%, 3/15/2029	724,000	763,979
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	788,000	788,394
2.70%, 3/13/2023	857,000	870,078
2.88%, 11/3/2022	1,102,000	1,126,068
3.15%, 3/15/2025	2,394,000	2,499,192
3.35%, 5/15/2024	689,000	724,649
3.35%, 5/3/2026	1,628,000	1,705,200
Cincinnati Financial Corp. 6.92%, 5/15/2028	346,000	444,662
CNA Financial Corp.:
3.45%, 8/15/2027	793,000	804,348
3.90%, 5/1/2029	625,000	655,794
3.95%, 5/15/2024	99,000	104,521
4.50%, 3/1/2026	662,000	714,093
5.75%, 8/15/2021	984,000	1,051,001
Enstar Group, Ltd.:
4.50%, 3/10/2022	543,000	557,585
4.95%, 6/1/2029	1,238,000	1,254,255
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	626,000	659,585
Fidelity National Financial, Inc.:
4.50%, 8/15/2028	804,000	839,673
5.50%, 9/1/2022	545,000	591,003
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	346,000	366,594

252

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	$ 1,017,000	$ 1,090,488
Kemper Corp. 4.35%, 2/15/2025	757,000	791,807
Lincoln National Corp.:
3.35%, 3/9/2025	699,000	713,050
3.63%, 12/12/2026	796,000	829,846
3.80%, 3/1/2028	510,000	535,102
4.00%, 9/1/2023	893,000	945,062
4.20%, 3/15/2022	50,000	52,295
4.85%, 6/24/2021	185,000	193,519
Loews Corp.:
2.63%, 5/15/2023	935,000	942,789
3.75%, 4/1/2026	896,000	944,563
Manulife Financial Corp.:
4.15%, 3/4/2026	1,152,000	1,241,499
4.90%, 9/17/2020	669,000	688,341
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	855,000	870,510
Markel Corp.:
3.50%, 11/1/2027	978,000	977,120
4.90%, 7/1/2022	30,000	32,070
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	593,000	598,948
3.30%, 3/14/2023	466,000	479,365
3.50%, 12/29/2020	698,000	709,636
3.50%, 6/3/2024	1,045,000	1,089,068
3.50%, 3/10/2025	398,000	413,625
3.75%, 3/14/2026	1,002,000	1,057,441
3.88%, 3/15/2024	1,394,000	1,478,797
4.38%, 3/15/2029	714,000	788,006
4.80%, 7/15/2021	979,000	1,020,568
Mercury General Corp. 4.40%, 3/15/2027	609,000	623,019
MetLife, Inc.:
3.00%, 3/1/2025	379,000	389,347
3.60%, 4/10/2024	1,313,000	1,393,395
3.60%, 11/13/2025	308,000	327,007
3.05%, 12/15/2022	1,768,000	1,809,689
Series D, 4.37%, 9/15/2023	955,000	1,033,893
Old Republic International Corp.:
3.88%, 8/26/2026	506,000	519,495
4.88%, 10/1/2024	634,000	687,497
PartnerRe Finance B LLC:
3.70%, 7/2/2029	993,000	1,010,308
5.50%, 6/1/2020	254,000	260,962
Primerica, Inc. 4.75%, 7/15/2022	407,000	431,416
Principal Financial Group, Inc.:
3.10%, 11/15/2026	428,000	432,366
3.30%, 9/15/2022	1,180,000	1,212,438
3.40%, 5/15/2025	380,000	396,199
3.70%, 5/15/2029	1,025,000	1,073,329
Security Description	Principal Amount	Value
Progressive Corp.:
2.45%, 1/15/2027	$ 332,000	$ 327,661
3.75%, 8/23/2021	597,000	616,343
4.00%, 3/1/2029 (a)	282,000	312,205
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	3,271,000	3,515,344
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	915,000	958,682
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	586,000	605,356
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	953,000	1,007,035
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	1,166,000	1,241,825
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	691,000	691,463
Series MTN, 3.50%, 5/15/2024	681,000	718,387
Series MTN, 3.88%, 3/27/2028	520,000	565,869
Series MTN, 4.50%, 11/15/2020	966,000	995,627
Series MTN, 4.50%, 11/16/2021	326,000	342,469
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	1,025,000	1,063,171
3.95%, 9/15/2026	479,000	500,282
5.00%, 6/1/2021	470,000	491,813
Series MTN, 4.70%, 9/15/2023	184,000	198,856
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	517,000	524,905
3.70%, 4/1/2025	50,000	51,993
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	1,042,000	1,067,550
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	51,000	53,853
Swiss Re America Holding Corp. 7.00%, 2/15/2026	311,000	379,028
Torchmark Corp.:
3.80%, 9/15/2022	138,000	143,222
4.55%, 9/15/2028	1,431,000	1,563,196
Travelers Cos., Inc. 3.90%, 11/1/2020	569,000	581,820
Trinity Acquisition PLC:
3.50%, 9/15/2021	675,000	686,063
4.40%, 3/15/2026	693,000	737,823
Unum Group:

253

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.00%, 5/15/2021	$ 491,000	$ 494,879
4.00%, 3/15/2024	152,000	158,864
4.00%, 6/15/2029	997,000	1,025,504
5.63%, 9/15/2020	226,000	234,396
Voya Financial, Inc.:
3.13%, 7/15/2024	506,000	514,516
3.65%, 6/15/2026	559,000	576,759
Willis North America, Inc.:
3.60%, 5/15/2024	497,000	512,611
4.50%, 9/15/2028	1,108,000	1,193,571
Willis Towers Watson PLC 5.75%, 3/15/2021	287,000	302,360
WR Berkley Corp.:
4.63%, 3/15/2022	230,000	242,970
5.38%, 9/15/2020	15,000	15,514
XLIT, Ltd. 4.45%, 3/31/2025	553,000	595,542
		121,304,092
INTERNET — 1.1%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	2,171,000	2,183,223
3.13%, 11/28/2021	1,604,000	1,627,819
3.40%, 12/6/2027	2,730,000	2,771,469
3.60%, 11/28/2024	2,190,000	2,284,564
Alphabet, Inc.:
2.00%, 8/15/2026	2,399,000	2,338,089
3.38%, 2/25/2024	1,006,000	1,062,799
3.63%, 5/19/2021	1,376,000	1,416,950
Amazon.com, Inc.:
1.90%, 8/21/2020	1,630,000	1,626,251
2.40%, 2/22/2023	1,200,000	1,211,532
2.50%, 11/29/2022	1,927,000	1,952,899
2.80%, 8/22/2024	2,658,000	2,735,162
3.15%, 8/22/2027	4,179,000	4,390,457
3.30%, 12/5/2021	759,000	781,322
3.80%, 12/5/2024	902,000	971,571
5.20%, 12/3/2025	1,528,000	1,784,001
Baidu, Inc.:
2.88%, 7/6/2022	650,000	652,009
3.50%, 11/28/2022	657,000	672,374
3.63%, 7/6/2027	944,000	951,118
3.88%, 9/29/2023	1,598,000	1,659,475
4.13%, 6/30/2025	370,000	389,843
4.38%, 5/14/2024	975,000	1,034,056
4.38%, 3/29/2028	690,000	728,999
4.88%, 11/14/2028 (a)	803,000	879,815
Booking Holdings, Inc.:
2.75%, 3/15/2023	531,000	537,988
3.55%, 3/15/2028	1,334,000	1,396,698
3.60%, 6/1/2026	998,000	1,052,431
3.65%, 3/15/2025	418,000	441,508
eBay, Inc.:
2.60%, 7/15/2022	1,180,000	1,183,186
2.75%, 1/30/2023	1,915,000	1,925,149
2.88%, 8/1/2021	1,147,000	1,156,795
Security Description	Principal Amount	Value
3.25%, 10/15/2020	$ 1,081,000	$ 1,090,351
3.45%, 8/1/2024	689,000	708,940
3.60%, 6/5/2027	2,245,000	2,301,686
3.80%, 3/9/2022	942,000	973,482
Expedia Group, Inc.:
4.50%, 8/15/2024	585,000	621,662
5.00%, 2/15/2026	718,000	782,196
5.95%, 8/15/2020	12,000	12,432
3.80%, 2/15/2028	1,624,000	1,652,582
JD.com, Inc.:
3.13%, 4/29/2021	757,000	758,098
3.88%, 4/29/2026	652,000	648,792
		53,349,773
INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	105,000	106,273
Ares Capital Corp.:
3.50%, 2/10/2023	1,039,000	1,034,158
3.63%, 1/19/2022	416,000	420,289
4.20%, 6/10/2024	1,471,000	1,489,711
4.25%, 3/1/2025	743,000	753,224
Owl Rock Capital Corp. 5.25%, 4/15/2024	825,000	854,683
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	361,000	380,234
		5,038,572
IRON/STEEL — 0.3%
ArcelorMittal:
4.55%, 3/11/2026	957,000	1,009,855
5.25%, 8/5/2020	961,000	984,410
5.50%, 3/1/2021	1,087,000	1,131,915
6.13%, 6/1/2025 (a)	883,000	1,001,569
6.25%, 2/25/2022	791,000	856,700
Nucor Corp.:
3.95%, 5/1/2028	748,000	805,753
4.00%, 8/1/2023	1,329,000	1,409,232
4.13%, 9/15/2022	2,515,000	2,651,741
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	555,000	582,806
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	1,274,000	1,313,341
6.25%, 8/10/2026	2,232,000	2,533,967
		14,281,289
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	127,000	129,504
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	488,000	492,782
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/2020	350,000	350,889
3.70%, 3/15/2028	352,000	354,380
5.25%, 11/15/2022	774,000	839,163

254

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
7.50%, 10/15/2027	$ 544,000	$ 681,801
		2,848,519
LODGING — 0.3%
Choice Hotels International, Inc. 5.75%, 7/1/2022	386,000	416,031
Hyatt Hotels Corp.:
3.38%, 7/15/2023	225,000	229,480
4.38%, 9/15/2028	479,000	506,969
4.85%, 3/15/2026	514,000	559,145
Marriott International, Inc.:
2.30%, 1/15/2022	260,000	259,131
2.88%, 3/1/2021	1,131,000	1,138,397
3.25%, 9/15/2022	713,000	728,237
3.38%, 10/15/2020	492,000	496,398
3.60%, 4/15/2024	995,000	1,036,611
3.75%, 3/15/2025	580,000	604,389
3.75%, 10/1/2025	236,000	245,768
Series AA, 4.65%, 12/1/2028 (a)	460,000	507,371
Series N, 3.13%, 10/15/2021	435,000	440,202
Series R, 3.13%, 6/15/2026	221,000	221,228
Series X, 4.00%, 4/15/2028	522,000	549,749
Series Z, 4.15%, 12/1/2023	425,000	450,751
Sands China, Ltd.:
4.60%, 8/8/2023	2,221,000	2,336,736
5.13%, 8/8/2025	848,000	916,493
5.40%, 8/8/2028	1,312,000	1,433,386
		13,076,472
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	1,680,000	1,706,309
3.38%, 4/3/2023	978,000	1,009,981
3.80%, 4/3/2028	405,000	435,922
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	2,019,000	1,997,134
1.93%, 10/1/2021	362,000	359,216
2.40%, 8/9/2026	270,000	264,856
Series GMTN, 1.85%, 9/4/2020	580,000	577,883
Series I, 2.65%, 5/17/2021	1,293,000	1,304,934
Series MTN, 2.40%, 6/6/2022	671,000	675,992
Series MTN, 2.55%, 11/29/2022	1,133,000	1,145,780
Series MTN, 2.63%, 3/1/2023	465,000	470,812
Series MTN, 2.85%, 6/1/2022	1,051,000	1,070,359
Series MTN, 2.85%, 5/17/2024	878,000	896,385
Series MTN, 2.90%, 3/15/2021	446,000	451,089
Series MTN, 2.95%, 2/26/2022	984,000	1,004,300
Series MTN, 3.15%, 9/7/2021	820,000	836,170
Security Description	Principal Amount	Value
Series MTN, 3.25%, 12/1/2024	$ 1,922,000	$ 2,000,725
Series MTN, 3.30%, 6/9/2024	927,000	965,508
Series MTN, 3.35%, 12/7/2020	1,053,000	1,068,848
Series MTN, 3.45%, 5/15/2023 (a)	752,000	783,960
Series MTN, 3.65%, 12/7/2023	743,000	783,858
Series MTN, 3.75%, 11/24/2023	1,057,000	1,118,528
Caterpillar, Inc.:
2.60%, 6/26/2022	602,000	608,923
3.40%, 5/15/2024	1,203,000	1,260,552
3.90%, 5/27/2021	535,000	552,056
Oshkosh Corp. 4.60%, 5/15/2028	811,000	854,405
		24,204,485
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	491,000	502,455
4.20%, 1/15/2024	785,000	817,789
4.38%, 11/6/2020	435,000	444,161
4.38%, 4/5/2022	575,000	595,487
4.88%, 4/1/2021	623,000	645,135
CNH Industrial NV:
4.50%, 8/15/2023	706,000	739,450
Series MTN, 3.85%, 11/15/2027	354,000	353,526
Cummins, Inc. 3.65%, 10/1/2023	854,000	898,750
Deere & Co. 2.60%, 6/8/2022	702,000	710,319
Dover Corp.:
3.15%, 11/15/2025	3,490,000	3,556,624
4.30%, 3/1/2021	559,000	574,115
Flowserve Corp.:
3.50%, 9/15/2022	545,000	550,488
4.00%, 11/15/2023	58,000	59,122
IDEX Corp. 4.20%, 12/15/2021	44,000	45,392
John Deere Capital Corp.:
2.55%, 1/8/2021	404,000	406,287
2.80%, 1/27/2023	376,000	383,035
3.65%, 10/12/2023	670,000	705,845
Series 0014, 2.45%, 9/11/2020	169,000	169,433
Series DMTN, 2.35%, 1/8/2021	908,000	910,524
Series GMTN, 3.45%, 6/7/2023	345,000	361,129
Series MTN, 2.15%, 9/8/2022	675,000	674,953
Series MTN, 2.30%, 6/7/2021	1,491,000	1,495,085
Series MTN, 2.38%, 7/14/2020	309,000	309,457

255

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 2.60%, 3/7/2024	$ 1,661,000	$ 1,680,600
Series MTN, 2.65%, 1/6/2022	1,070,000	1,082,647
Series MTN, 2.65%, 6/24/2024	518,000	524,164
Series MTN, 2.65%, 6/10/2026	723,000	729,066
Series MTN, 2.70%, 1/6/2023	462,000	469,092
Series MTN, 2.75%, 3/15/2022	452,000	460,308
Series MTN, 2.80%, 3/4/2021	421,000	425,058
Series MTN, 2.80%, 3/6/2023	1,200,000	1,226,988
Series MTN, 2.80%, 9/8/2027	920,000	930,847
Series MTN, 2.88%, 3/12/2021	513,000	518,879
Series MTN, 2.95%, 4/1/2022	965,000	984,464
Series MTN, 3.05%, 1/6/2028	411,000	424,041
Series MTN, 3.13%, 9/10/2021	208,000	212,127
Series MTN, 3.15%, 10/15/2021	502,000	512,135
Series MTN, 3.20%, 1/10/2022	908,000	929,910
Series MTN, 3.35%, 6/12/2024	903,000	943,617
Series MTN, 3.40%, 9/11/2025	844,000	892,209
Series MTN, 3.45%, 1/10/2024	899,000	940,111
Series MTN, 3.45%, 3/13/2025	1,132,000	1,192,641
Series MTN, 3.45%, 3/7/2029	540,000	577,017
Series MTN, 3.90%, 7/12/2021	571,000	590,077
Nvent Finance Sarl:
3.95%, 4/15/2023	1,074,000	1,087,941
4.55%, 4/15/2028	728,000	739,408
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	25,517
3.50%, 3/1/2029	968,000	1,031,036
Roper Technologies, Inc.:
2.80%, 12/15/2021	1,102,000	1,110,618
3.00%, 12/15/2020	491,000	494,280
3.13%, 11/15/2022	456,000	464,418
3.65%, 9/15/2023	777,000	809,144
3.80%, 12/15/2026	686,000	714,922
3.85%, 12/15/2025	500,000	527,940
4.20%, 9/15/2028	1,325,000	1,417,816
Wabtec Corp.:
3.45%, 11/15/2026	520,000	509,990
4.40%, 3/15/2024	1,129,000	1,192,032
4.95%, 9/15/2028	2,093,000	2,246,061
Xylem, Inc.:
3.25%, 11/1/2026	919,000	928,218
4.88%, 10/1/2021	361,000	379,739
		45,833,639
Security Description	Principal Amount	Value
MEDIA — 2.7%
21st Century Fox America, Inc.:
3.70%, 9/15/2024	$ 913,000	$ 968,967
4.00%, 10/1/2023	385,000	406,117
4.50%, 2/15/2021	74,000	76,543
5.65%, 8/15/2020	949,000	982,082
CBS Corp.:
2.50%, 2/15/2023	2,410,000	2,397,902
2.90%, 6/1/2023	595,000	599,587
2.90%, 1/15/2027	716,000	696,625
3.38%, 3/1/2022	664,000	679,245
3.38%, 2/15/2028	626,000	622,745
3.50%, 1/15/2025	693,000	708,495
3.70%, 8/15/2024	617,000	636,695
3.70%, 6/1/2028	830,000	845,446
4.00%, 1/15/2026	1,035,000	1,084,494
4.20%, 6/1/2029	500,000	529,280
4.30%, 2/15/2021	3,115,000	3,190,539
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	1,163,000	1,172,932
4.20%, 3/15/2028	311,000	323,017
4.46%, 7/23/2022	5,918,000	6,213,604
4.91%, 7/23/2025	10,853,000	11,777,459
5.05%, 3/30/2029 (a)	150,000	165,489
4.50%, 2/1/2024	1,655,000	1,763,105
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,532,000	1,886,980
Comcast Corp.:
1.63%, 1/15/2022	2,983,000	2,947,115
2.35%, 1/15/2027	2,254,000	2,199,160
2.75%, 3/1/2023	1,935,000	1,967,876
2.85%, 1/15/2023	938,000	957,989
3.00%, 2/1/2024	765,000	787,093
3.13%, 7/15/2022	1,644,000	1,689,933
3.15%, 3/1/2026	1,282,000	1,326,652
3.15%, 2/15/2028	2,309,000	2,367,856
3.30%, 10/1/2020	1,852,000	1,877,372
3.30%, 2/1/2027	1,276,000	1,327,525
3.38%, 2/15/2025	745,000	778,875
3.38%, 8/15/2025	1,749,000	1,828,719
3.45%, 10/1/2021	1,695,000	1,744,019
3.55%, 5/1/2028	899,000	948,373
3.60%, 3/1/2024	3,439,000	3,632,065
3.70%, 4/15/2024	2,527,000	2,681,804
3.95%, 10/15/2025	4,909,000	5,301,278
4.15%, 10/15/2028	2,771,000	3,052,894
Discovery Communications LLC:
2.95%, 3/20/2023	1,235,000	1,245,572
3.25%, 4/1/2023	549,000	558,937
3.30%, 5/15/2022	661,000	673,936
3.45%, 3/15/2025	1,853,000	1,877,756

256

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.50%, 6/15/2022	$ 1,611,000	$ 1,647,038
3.80%, 3/13/2024	795,000	825,019
3.90%, 11/15/2024	417,000	435,131
3.95%, 6/15/2025	1,133,000	1,176,870
3.95%, 3/20/2028	1,475,000	1,518,232
4.13%, 5/15/2029	953,000	992,035
4.38%, 6/15/2021	340,000	351,856
4.90%, 3/11/2026 (a)	2,363,000	2,585,665
Fox Corp.:
3.67%, 1/25/2022 (e)	604,000	624,083
4.03%, 1/25/2024 (e)	1,324,000	1,407,160
4.71%, 1/25/2029 (e)	1,515,000	1,693,149
Grupo Televisa SAB 6.63%, 3/18/2025	290,000	334,851
Historic TW, Inc. 6.63%, 5/15/2029	16,000	19,342
NBCUniversal Media LLC:
2.88%, 1/15/2023	1,345,000	1,374,456
4.38%, 4/1/2021	3,361,000	3,484,752
TCI Communications, Inc.:
7.13%, 2/15/2028	1,058,000	1,365,603
7.88%, 2/15/2026	70,000	91,062
Thomson Reuters Corp.:
3.35%, 5/15/2026	978,000	982,196
4.30%, 11/23/2023	625,000	661,119
Time Warner Cable LLC:
4.00%, 9/1/2021	1,432,000	1,467,915
4.13%, 2/15/2021	495,000	504,860
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,462,000	1,733,026
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021	187,000	187,640
3.00%, 2/13/2026	1,348,000	1,407,865
Series GMTN, 2.15%, 9/17/2020	870,000	870,348
Series GMTN, 3.15%, 9/17/2025	879,000	923,803
Series MTN, 1.85%, 7/30/2026	1,661,000	1,609,542
Series MTN, 2.35%, 12/1/2022	1,077,000	1,085,261
Series MTN, 2.45%, 3/4/2022 (a)	936,000	943,788
Series MTN, 2.55%, 2/15/2022	674,000	680,834
Series MTN, 2.95%, 6/15/2027 (a)	1,300,000	1,354,938
Series MTN, 3.75%, 6/1/2021	449,000	462,766
Viacom, Inc.:
3.88%, 12/15/2021	724,000	743,403
3.88%, 4/1/2024	662,000	689,473
4.25%, 9/1/2023	827,000	874,701
4.50%, 3/1/2021	1,178,000	1,214,129
Walt Disney Co.:
2.75%, 8/16/2021	729,000	739,578
Security Description	Principal Amount	Value
3.00%, 9/15/2022 (e)	$ 858,000	$ 877,502
3.38%, 11/15/2026 (e)	1,070,000	1,123,800
3.70%, 9/15/2024 (e)	1,068,000	1,136,181
3.70%, 10/15/2025 (e)	1,978,000	2,113,987
4.00%, 10/1/2023 (e)	375,000	400,178
4.50%, 2/15/2021 (e)	1,035,000	1,073,947
5.65%, 8/15/2020 (e)	970,000	1,006,647
Warner Media LLC:
3.40%, 6/15/2022	407,000	412,572
3.60%, 7/15/2025	40,000	40,860
3.80%, 2/15/2027	533,000	532,158
3.88%, 1/15/2026	16,000	16,296
		127,297,764
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	1,446,000	1,457,076
3.25%, 6/15/2025	1,421,000	1,484,448
Timken Co. 3.88%, 9/1/2024	794,000	817,876
		3,759,400
MINING — 0.3%
Barrick Gold Corp. 3.85%, 4/1/2022	528,000	547,214
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	802,000	816,115
3.25%, 11/21/2021	580,000	593,978
3.85%, 9/30/2023	1,300,000	1,387,230
6.42%, 3/1/2026 (a)	215,000	261,124
Kinross Gold Corp.:
4.50%, 7/15/2027	874,000	882,661
5.13%, 9/1/2021	170,000	176,651
5.95%, 3/15/2024 (a)	619,000	681,383
Newmont Goldcorp Corp. 3.63%, 6/9/2021 (e)	804,000	819,115
Newmont Mining Corp.:
3.50%, 3/15/2022	1,601,000	1,637,711
3.70%, 3/15/2023 (e)	1,033,000	1,070,136
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	2,684,000	2,881,274
7.13%, 7/15/2028	100,000	133,632
Southern Copper Corp.:
3.50%, 11/8/2022	1,020,000	1,039,319
3.88%, 4/23/2025	302,000	313,035
Yamana Gold, Inc. 4.63%, 12/15/2027	572,000	585,339
		13,825,917
MISCELLANEOUS MANUFACTURER — 0.9%
3M Co.:
2.88%, 10/15/2027	1,026,000	1,045,412
Series MTN, 1.63%, 9/19/2021	806,000	797,602
Series MTN, 2.00%, 8/7/2020	150,000	149,822

257

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 2.00%, 6/26/2022	$ 599,000	$ 597,532
Series MTN, 2.25%, 3/15/2023	662,000	663,139
Series MTN, 2.25%, 9/19/2026	493,000	480,601
Series MTN, 2.75%, 3/1/2022	1,049,000	1,065,669
Series MTN, 3.00%, 9/14/2021	513,000	522,501
Series MTN, 3.00%, 8/7/2025	653,000	672,244
Series MTN, 3.25%, 2/14/2024	1,079,000	1,126,368
Series MTN, 3.38%, 3/1/2029 (a)	1,404,000	1,482,484
Series MTN, 3.63%, 9/14/2028	657,000	705,585
Carlisle Cos., Inc.:
3.50%, 12/1/2024	1,503,000	1,542,724
3.75%, 11/15/2022	50,000	51,207
3.75%, 12/1/2027	472,000	484,069
Crane Co. 4.45%, 12/15/2023	44,000	46,588
Eaton Corp.:
2.75%, 11/2/2022	2,155,000	2,183,015
3.10%, 9/15/2027	798,000	810,393
General Electric Co.:
2.70%, 10/9/2022	5,778,000	5,769,738
3.38%, 3/11/2024	687,000	703,069
5.30%, 2/11/2021	1,658,000	1,720,357
Series GMTN, 3.10%, 1/9/2023 (a)	1,543,000	1,556,686
Series GMTN, 3.15%, 9/7/2022	1,469,000	1,486,305
Series GMTN, 3.45%, 5/15/2024	771,000	788,178
Series GMTN, 4.63%, 1/7/2021	1,075,000	1,105,648
Series MTN, 4.38%, 9/16/2020	1,115,000	1,136,709
Series MTN, 4.65%, 10/17/2021	1,720,000	1,792,601
Hexcel Corp.:
3.95%, 2/15/2027	385,000	396,777
4.70%, 8/15/2025	635,000	680,739
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,915,000	1,933,824
3.38%, 9/15/2021	347,000	355,307
3.50%, 3/1/2024	463,000	487,784
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	817,000	823,177
3.75%, 8/21/2028	722,000	756,338
4.25%, 6/15/2023	469,000	498,903
Ingersoll-Rand Luxembourg Finance SA:
3.50%, 3/21/2026	1,089,000	1,124,534
Security Description	Principal Amount	Value
3.55%, 11/1/2024	$ 460,000	$ 479,200
3.80%, 3/21/2029 (a)	890,000	933,672
Parker-Hannifin Corp.:
2.70%, 6/14/2024	415,000	421,225
3.25%, 3/1/2027	1,205,000	1,246,500
3.25%, 6/14/2029	615,000	639,133
Series MTN, 3.30%, 11/21/2024	523,000	543,910
Series MTN, 3.50%, 9/15/2022	290,000	300,092
Pentair Finance Sarl 4.50%, 7/1/2029	500,000	511,215
Textron, Inc.:
3.38%, 3/1/2028	20,000	20,069
3.65%, 3/15/2027	1,081,000	1,108,684
3.88%, 3/1/2025	363,000	379,905
4.00%, 3/15/2026	594,000	624,835
4.30%, 3/1/2024	569,000	605,871
		45,357,940
OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 4.07%, 3/17/2022	158,000	160,342
OFFICE FURNISHINGS — 0.0% (f)
Steelcase, Inc. 5.13%, 1/18/2029	534,000	583,048
OIL & GAS — 4.0%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	857,000	887,132
5.55%, 3/15/2026	1,528,000	1,715,195
Apache Corp.:
3.25%, 4/15/2022 (a)	347,000	352,549
4.38%, 10/15/2028	1,185,000	1,237,721
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	768,000	766,441
2.52%, 9/19/2022	1,437,000	1,450,594
2.75%, 5/10/2023	981,000	995,587
3.02%, 1/16/2027	1,274,000	1,302,474
3.12%, 5/4/2026	1,353,000	1,384,187
3.22%, 11/28/2023	1,288,000	1,329,950
3.22%, 4/14/2024	1,393,000	1,441,853
3.25%, 5/6/2022	1,401,000	1,442,077
3.41%, 2/11/2026	853,000	895,462
3.59%, 4/14/2027	1,403,000	1,471,214
3.79%, 2/6/2024	1,554,000	1,646,214
3.80%, 9/21/2025	1,229,000	1,312,474
3.94%, 9/21/2028	789,000	856,554
4.23%, 11/6/2028	2,278,000	2,529,856
4.50%, 10/1/2020	1,947,000	1,999,569
4.74%, 3/11/2021	1,113,000	1,159,846
BP Capital Markets PLC:
2.50%, 11/6/2022	1,276,000	1,288,339
2.75%, 5/10/2023	513,000	519,592

258

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.06%, 3/17/2022	$ 1,041,000	$ 1,065,307
3.25%, 5/6/2022	169,000	173,648
3.28%, 9/19/2027	1,965,000	2,033,971
3.51%, 3/17/2025	1,245,000	1,309,603
3.54%, 11/4/2024	1,177,000	1,239,840
3.56%, 11/1/2021	1,221,000	1,258,704
3.72%, 11/28/2028	844,000	903,409
3.81%, 2/10/2024	1,489,000	1,578,146
3.99%, 9/26/2023	445,000	474,134
4.50%, 10/1/2020	10,000	10,282
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	1,386,000	1,399,846
3.45%, 11/15/2021	604,000	616,678
3.80%, 4/15/2024 (a)	993,000	1,041,131
3.85%, 6/1/2027	883,000	917,419
3.90%, 2/1/2025	641,000	670,089
Cenovus Energy, Inc.:
3.00%, 8/15/2022	517,000	518,970
3.80%, 9/15/2023	500,000	513,965
4.25%, 4/15/2027 (a)	1,630,000	1,687,784
Chevron Corp.:
2.10%, 5/16/2021	1,928,000	1,928,405
2.36%, 12/5/2022	2,792,000	2,813,750
2.41%, 3/3/2022	657,000	663,734
2.42%, 11/17/2020	1,339,000	1,345,213
2.50%, 3/3/2022	683,000	690,411
2.57%, 5/16/2023	1,286,000	1,306,164
2.90%, 3/3/2024	1,153,000	1,191,983
2.95%, 5/16/2026	3,059,000	3,157,469
3.19%, 6/24/2023	2,833,000	2,940,966
3.33%, 11/17/2025	1,285,000	1,360,455
Cimarex Energy Co.:
3.90%, 5/15/2027	1,670,000	1,714,439
4.38%, 6/1/2024	763,000	807,536
4.38%, 3/15/2029	1,049,000	1,112,066
Concho Resources, Inc.:
3.75%, 10/1/2027	1,782,000	1,843,336
4.30%, 8/15/2028	1,117,000	1,204,718
4.38%, 1/15/2025	619,000	643,401
ConocoPhillips Co.:
2.40%, 12/15/2022	410,000	411,714
4.95%, 3/15/2026 (a)	2,750,000	3,137,090
ConocoPhillips Holding Co. 6.95%, 4/15/2029	1,234,000	1,660,878
Continental Resources, Inc.:
3.80%, 6/1/2024	1,527,000	1,571,069
4.38%, 1/15/2028 (a)	1,471,000	1,545,903
4.50%, 4/15/2023	2,279,000	2,393,223
5.00%, 9/15/2022	1,084,000	1,093,518
Devon Energy Corp.:
3.25%, 5/15/2022	1,446,000	1,491,173
4.00%, 7/15/2021	343,000	354,847
5.85%, 12/15/2025	753,000	897,892
Security Description	Principal Amount	Value
Encana Corp. 3.90%, 11/15/2021	$ 1,994,000	$ 2,043,172
Eni USA, Inc. 7.30%, 11/15/2027	525,000	664,624
EOG Resources, Inc.:
2.63%, 3/15/2023	1,636,000	1,654,111
3.15%, 4/1/2025	713,000	732,600
4.10%, 2/1/2021	1,018,000	1,047,593
4.15%, 1/15/2026	951,000	1,035,306
EQT Corp.:
2.50%, 10/1/2020	653,000	650,812
3.00%, 10/1/2022	1,368,000	1,357,124
3.90%, 10/1/2027	1,762,000	1,671,116
4.88%, 11/15/2021	621,000	649,852
Exxon Mobil Corp.:
2.22%, 3/1/2021	2,984,000	2,992,116
2.40%, 3/6/2022	1,082,000	1,091,922
2.71%, 3/6/2025	908,000	929,501
2.73%, 3/1/2023	2,324,000	2,372,990
3.04%, 3/1/2026	3,403,000	3,525,814
3.18%, 3/15/2024	1,904,000	1,987,757
Helmerich & Payne, Inc. 4.65%, 3/15/2025	862,000	915,651
Hess Corp.:
3.50%, 7/15/2024	412,000	415,156
4.30%, 4/1/2027	1,245,000	1,290,741
HollyFrontier Corp. 5.88%, 4/1/2026	1,530,000	1,674,998
Husky Energy, Inc.:
3.95%, 4/15/2022	679,000	703,288
4.00%, 4/15/2024	427,000	447,744
4.40%, 4/15/2029	1,299,000	1,374,251
Kerr-McGee Corp. 6.95%, 7/1/2024	711,000	834,472
Marathon Oil Corp.:
2.80%, 11/1/2022	800,000	802,664
3.85%, 6/1/2025	1,208,000	1,252,189
4.40%, 7/15/2027	2,593,000	2,752,029
Marathon Petroleum Corp.:
3.40%, 12/15/2020	752,000	761,392
3.63%, 9/15/2024	1,060,000	1,098,160
3.80%, 4/1/2028	626,000	636,886
4.75%, 12/15/2023	949,000	1,023,259
5.13%, 3/1/2021	1,643,000	1,714,273
5.13%, 4/1/2024	34,000	34,882
5.13%, 12/15/2026	1,185,000	1,300,052
5.38%, 10/1/2022	464,000	471,169
Newfield Exploration Co.:
5.38%, 1/1/2026	2,075,000	2,270,942
5.63%, 7/1/2024	1,530,000	1,694,628
5.75%, 1/30/2022	600,000	643,044
Noble Energy, Inc.:
3.85%, 1/15/2028	2,009,000	2,048,718
3.90%, 11/15/2024 (a)	647,000	674,737
4.15%, 12/15/2021	1,585,000	1,635,355
Occidental Petroleum Corp.:

259

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.60%, 4/15/2022	$ 670,000	$ 671,863
2.70%, 2/15/2023	1,756,000	1,773,437
3.00%, 2/15/2027	932,000	923,323
3.13%, 2/15/2022	1,773,000	1,798,088
3.40%, 4/15/2026	1,804,000	1,841,271
3.50%, 6/15/2025	681,000	703,984
Series 1, 4.10%, 2/1/2021	1,420,000	1,452,376
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	556,000	548,561
Petro-Canada 9.25%, 10/15/2021	478,000	548,056
Phillips 66:
3.90%, 3/15/2028	1,118,000	1,178,484
4.30%, 4/1/2022	2,314,000	2,434,166
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	591,000	598,718
3.95%, 7/15/2022	848,000	882,302
4.45%, 1/15/2026	970,000	1,053,294
Shell International Finance B.V.:
1.75%, 9/12/2021	1,128,000	1,118,852
1.88%, 5/10/2021	1,993,000	1,984,012
2.25%, 11/10/2020	1,089,000	1,090,884
2.25%, 1/6/2023	1,202,000	1,203,995
2.38%, 8/21/2022	1,535,000	1,546,436
2.50%, 9/12/2026	1,175,000	1,167,821
2.88%, 5/10/2026	2,487,000	2,538,257
3.25%, 5/11/2025	1,435,000	1,500,364
3.40%, 8/12/2023	580,000	605,880
3.50%, 11/13/2023	4,154,000	4,365,729
3.88%, 11/13/2028	2,058,000	2,251,678
Suncor Energy, Inc. 3.60%, 12/1/2024	981,000	1,023,193
Total Capital Canada, Ltd. 2.75%, 7/15/2023	1,644,000	1,675,137
Total Capital International SA:
2.70%, 1/25/2023	1,001,000	1,015,755
2.75%, 6/19/2021	1,279,000	1,294,118
2.88%, 2/17/2022	1,771,000	1,801,957
3.46%, 2/19/2029	1,282,000	1,363,945
3.70%, 1/15/2024	1,142,000	1,210,075
3.75%, 4/10/2024 (a)	1,300,000	1,385,046
Total Capital SA:
3.88%, 10/11/2028	41,000	45,019
4.13%, 1/28/2021	576,000	593,758
4.25%, 12/15/2021	862,000	904,109
Valero Energy Corp.:
3.40%, 9/15/2026	1,138,000	1,160,305
3.65%, 3/15/2025	616,000	639,014
4.00%, 4/1/2029	1,359,000	1,424,300
4.35%, 6/1/2028	1,204,000	1,286,293
		190,160,104
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	781,000	791,614
Security Description	Principal Amount	Value
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	$ 2,653,000	$ 2,681,175
3.34%, 12/15/2027	654,000	658,669
Halliburton Co.:
3.25%, 11/15/2021	1,047,000	1,067,982
3.50%, 8/1/2023	1,690,000	1,747,139
3.80%, 11/15/2025	2,404,000	2,522,517
National Oilwell Varco, Inc. 2.60%, 12/1/2022	3,824,000	3,816,543
Schlumberger Investment SA 3.65%, 12/1/2023	2,137,000	2,244,406
TechnipFMC PLC 3.45%, 10/1/2022	650,000	660,959
		16,191,004
PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
3.10%, 9/15/2026 (e)	555,000	541,158
4.50%, 10/15/2021 (e)	482,000	499,024
Packaging Corp. of America:
2.45%, 12/15/2020	1,462,000	1,460,874
3.40%, 12/15/2027	465,000	470,808
3.65%, 9/15/2024	586,000	607,501
3.90%, 6/15/2022	20,000	20,739
4.50%, 11/1/2023	686,000	734,061
WestRock RKT Co. 4.90%, 3/1/2022	985,000	1,042,061
WestRock RKT LLC 4.00%, 3/1/2023	567,000	591,330
WRKCo, Inc.:
3.00%, 9/15/2024	590,000	595,033
3.38%, 9/15/2027	400,000	400,652
3.75%, 3/15/2025	454,000	471,765
3.90%, 6/1/2028	878,000	900,925
4.00%, 3/15/2028 (a)	1,154,000	1,192,578
4.65%, 3/15/2026	999,000	1,083,745
4.90%, 3/15/2029 (a)	911,000	997,855
		11,610,109
PHARMACEUTICALS — 5.4%
AbbVie, Inc.:
2.30%, 5/14/2021	2,605,000	2,597,836
2.85%, 5/14/2023 (a)	745,000	751,362
2.90%, 11/6/2022	3,682,000	3,722,355
3.20%, 11/6/2022	1,404,000	1,432,459
3.20%, 5/14/2026	2,075,000	2,094,111
3.38%, 11/14/2021	1,822,000	1,858,750
3.60%, 5/14/2025	3,922,000	4,058,329
3.75%, 11/14/2023	2,045,000	2,133,896
4.25%, 11/14/2028	2,518,000	2,690,055
Allergan Finance LLC 3.25%, 10/1/2022	2,158,000	2,192,550
Allergan Funding SCS:

260

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.45%, 3/15/2022	$ 3,879,000	$ 3,954,873
3.80%, 3/15/2025	3,749,000	3,889,625
3.85%, 6/15/2024	1,105,000	1,146,846
Allergan, Inc.:
2.80%, 3/15/2023	1,100,000	1,097,437
3.38%, 9/15/2020	816,000	823,262
AmerisourceBergen Corp.:
3.25%, 3/1/2025	981,000	1,004,122
3.40%, 5/15/2024	96,000	98,743
3.45%, 12/15/2027	1,006,000	1,025,989
3.50%, 11/15/2021	606,000	617,878
AstraZeneca PLC:
2.38%, 11/16/2020	2,392,000	2,394,009
2.38%, 6/12/2022	1,332,000	1,339,259
3.13%, 6/12/2027	1,537,000	1,574,288
3.38%, 11/16/2025	1,840,000	1,924,217
3.50%, 8/17/2023	1,147,000	1,194,635
4.00%, 1/17/2029 (a)	486,000	531,383
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	1,762,000	1,751,393
2.55%, 5/14/2021 (e)	1,100,000	1,108,008
2.60%, 5/16/2022 (e)	1,350,000	1,366,389
2.90%, 7/26/2024 (e)	2,075,000	2,122,870
3.20%, 6/15/2026 (e)	2,780,000	2,888,948
3.25%, 11/1/2023	408,000	423,863
3.25%, 2/27/2027	653,000	685,892
3.40%, 7/26/2029 (e)	1,290,000	1,351,365
7.15%, 6/15/2023	186,000	219,233
Cardinal Health, Inc.:
2.62%, 6/15/2022	1,563,000	1,572,128
3.08%, 6/15/2024	1,262,000	1,270,342
3.20%, 3/15/2023 (a)	946,000	959,235
3.41%, 6/15/2027 (a)	1,088,000	1,085,378
3.50%, 11/15/2024	3,471,000	3,566,175
3.75%, 9/15/2025	952,000	985,082
4.63%, 12/15/2020	825,000	848,529
Cigna Corp.:
3.20%, 9/17/2020 (e)	2,042,000	2,060,705
3.40%, 9/17/2021 (e)	1,510,000	1,539,249
CVS Health Corp.:
2.13%, 6/1/2021	2,084,000	2,070,100
2.75%, 12/1/2022	1,776,000	1,783,583
2.88%, 6/1/2026	1,396,000	1,370,258
3.35%, 3/9/2021	3,688,000	3,739,448
3.38%, 8/12/2024	3,000,000	3,069,690
3.50%, 7/20/2022	1,868,000	1,919,314
3.70%, 3/9/2023	6,200,000	6,405,468
3.88%, 7/20/2025	3,331,000	3,477,098
4.00%, 12/5/2023	884,000	925,999
4.10%, 3/25/2025	5,167,000	5,450,565
4.13%, 5/15/2021	687,000	705,666
4.30%, 3/25/2028	10,787,000	11,377,480
4.75%, 12/1/2022	5,599,000	5,954,313
6.25%, 6/1/2027	1,180,000	1,394,052
Eli Lilly & Co.:
Security Description	Principal Amount	Value
2.35%, 5/15/2022	$ 874,000	$ 880,572
2.75%, 6/1/2025	1,218,000	1,242,786
3.10%, 5/15/2027	883,000	918,920
3.38%, 3/15/2029	1,624,000	1,730,827
5.50%, 3/15/2027	515,000	618,912
Express Scripts Holding Co.:
2.60%, 11/30/2020	590,000	591,192
3.00%, 7/15/2023	975,000	986,944
3.05%, 11/30/2022	1,424,000	1,445,844
3.30%, 2/25/2021	550,000	557,034
3.40%, 3/1/2027	1,989,000	2,018,059
3.50%, 6/15/2024	1,129,000	1,163,875
3.90%, 2/15/2022	820,000	847,216
4.50%, 2/25/2026	1,966,000	2,119,938
4.75%, 11/15/2021	1,283,000	1,347,830
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	2,614,000	2,658,203
2.88%, 6/1/2022	1,077,000	1,095,987
3.00%, 6/1/2024	1,366,000	1,407,964
3.13%, 5/14/2021	1,261,000	1,282,160
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	2,304,000	2,347,453
3.38%, 5/15/2023	1,086,000	1,129,864
3.63%, 5/15/2025	1,902,000	2,022,986
3.88%, 5/15/2028	2,258,000	2,467,091
Johnson & Johnson:
1.65%, 3/1/2021	1,348,000	1,340,343
1.95%, 11/10/2020	592,000	592,018
2.05%, 3/1/2023	900,000	900,612
2.25%, 3/3/2022	1,486,000	1,495,882
2.45%, 12/5/2021	32,000	32,328
2.45%, 3/1/2026	1,802,000	1,808,577
2.63%, 1/15/2025	1,177,000	1,199,045
2.90%, 1/15/2028	2,210,000	2,275,571
2.95%, 9/1/2020	469,000	474,159
2.95%, 3/3/2027	1,674,000	1,732,339
3.38%, 12/5/2023	726,000	767,418
3.55%, 5/15/2021	150,000	154,342
McKesson Corp.:
2.70%, 12/15/2022	210,000	210,958
2.85%, 3/15/2023	585,000	588,253
3.65%, 11/30/2020	5,298,000	5,382,450
3.80%, 3/15/2024	1,177,000	1,235,297
3.95%, 2/16/2028	1,098,000	1,140,943
4.75%, 5/30/2029	699,000	762,539
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	797,000	804,077
4.13%, 11/15/2025	1,097,000	1,186,943
Medco Health Solutions, Inc. 4.13%, 9/15/2020	181,000	184,497
Merck & Co., Inc.:
2.35%, 2/10/2022	1,437,000	1,448,970
2.40%, 9/15/2022 (a)	1,528,000	1,543,800
2.75%, 2/10/2025	1,635,000	1,676,970
2.80%, 5/18/2023 (a)	2,132,000	2,187,965

261

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.90%, 3/7/2024	$ 1,358,000	$ 1,403,588
3.40%, 3/7/2029	2,805,000	2,980,172
3.88%, 1/15/2021	2,290,000	2,342,853
Mylan NV:
3.15%, 6/15/2021	2,155,000	2,151,875
3.75%, 12/15/2020	703,000	708,975
3.95%, 6/15/2026	2,391,000	2,308,797
Mylan, Inc.:
4.20%, 11/29/2023	1,692,000	1,703,083
4.55%, 4/15/2028 (a)	1,813,000	1,779,931
Novartis Capital Corp.:
2.40%, 5/17/2022	1,271,000	1,281,676
2.40%, 9/21/2022	1,065,000	1,074,883
3.00%, 11/20/2025	2,063,000	2,130,976
3.10%, 5/17/2027	870,000	902,634
3.40%, 5/6/2024	3,025,000	3,184,236
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	363,000	360,234
3.90%, 12/15/2024	964,000	959,595
4.38%, 3/15/2026	862,000	861,879
Pfizer, Inc.:
1.95%, 6/3/2021	1,437,000	1,433,407
2.20%, 12/15/2021	1,544,000	1,548,647
2.75%, 6/3/2026	1,844,000	1,872,674
2.80%, 3/11/2022	1,220,000	1,244,083
2.95%, 3/15/2024	1,173,000	1,211,967
3.00%, 9/15/2021	957,000	976,389
3.00%, 6/15/2023	1,581,000	1,629,252
3.00%, 12/15/2026	2,062,000	2,126,829
3.20%, 9/15/2023	1,514,000	1,573,591
3.40%, 5/15/2024	1,034,000	1,089,753
3.45%, 3/15/2029	1,422,000	1,504,376
3.60%, 9/15/2028	1,227,000	1,325,086
5.80%, 8/12/2023	639,000	729,291
Sanofi:
3.38%, 6/19/2023	175,000	182,338
3.63%, 6/19/2028 (a)	984,000	1,058,981
4.00%, 3/29/2021	2,212,000	2,279,223
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	4,350,000	4,343,344
2.88%, 9/23/2023	2,307,000	2,329,724
3.20%, 9/23/2026	3,682,000	3,712,008
Takeda Pharmaceutical Co., Ltd.:
3.80%, 11/26/2020 (e)	1,472,000	1,499,320
4.00%, 11/26/2021 (e)	863,000	891,652
4.40%, 11/26/2023 (e)	1,620,000	1,732,104
5.00%, 11/26/2028 (e)	2,489,000	2,823,198
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	415,000	410,750
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,006,000	1,003,847
Wyeth LLC 6.45%, 2/1/2024	1,184,000	1,396,090
Security Description	Principal Amount	Value
Zoetis, Inc.:
3.00%, 9/12/2027	$ 731,000	$ 734,940
3.25%, 8/20/2021	357,000	363,162
3.25%, 2/1/2023	2,210,000	2,266,664
3.45%, 11/13/2020	268,000	271,586
3.90%, 8/20/2028	620,000	665,967
4.50%, 11/13/2025	870,000	954,860
		256,924,530
PIPELINES — 3.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	925,000	947,700
4.25%, 12/1/2027	401,000	423,588
5.25%, 1/15/2025	111,000	117,180
6.38%, 5/1/2024	1,327,000	1,391,625
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	456,000	461,472
4.45%, 7/15/2027	562,000	574,516
4.80%, 5/3/2029	625,000	652,506
4.95%, 12/15/2024	1,795,000	1,914,601
5.95%, 6/1/2026	801,000	886,851
Buckeye Partners L.P.:
3.95%, 12/1/2026	677,000	599,416
4.13%, 12/1/2027 (a)	486,000	427,850
4.15%, 7/1/2023	205,000	198,594
4.35%, 10/15/2024	1,281,000	1,222,074
4.88%, 2/1/2021	466,000	473,293
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,018,000	1,094,482
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	2,381,000	2,415,739
4.40%, 3/15/2027	928,000	932,946
4.95%, 5/15/2028	1,187,000	1,242,908
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	589,000	607,730
4.38%, 10/15/2020	893,000	912,816
5.88%, 10/15/2025	618,000	716,497
Enbridge, Inc.:
2.90%, 7/15/2022	1,145,009	1,160,719
3.50%, 6/10/2024	1,037,000	1,071,128
3.70%, 7/15/2027 (a)	1,125,000	1,167,278
4.00%, 10/1/2023 (a)	1,129,000	1,187,392
4.25%, 12/1/2026	1,243,000	1,348,493
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	1,321,000	1,349,428
4.05%, 3/15/2025	1,010,000	1,050,996
4.15%, 10/1/2020	1,699,000	1,728,104
4.20%, 4/15/2027	1,019,000	1,061,217
4.25%, 3/15/2023	1,552,000	1,619,714
4.50%, 4/15/2024	1,436,000	1,527,717
4.75%, 1/15/2026	1,644,000	1,762,302
5.20%, 2/1/2022	876,000	925,074
5.25%, 4/15/2029	2,450,000	2,736,968
7.50%, 10/15/2020	5,162,000	5,475,024
Energy Transfer Partners L.P.:

262

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.65%, 6/1/2021	$ 1,554,000	$ 1,611,933
4.90%, 2/1/2024	1,103,000	1,183,078
4.95%, 6/15/2028	1,365,000	1,492,955
Series 5Y, 4.20%, 9/15/2023	1,282,000	1,343,895
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	1,121,000	1,185,547
5.00%, 10/1/2022	1,075,000	1,141,940
5.75%, 9/1/2020	2,810,000	2,889,354
5.88%, 3/1/2022	1,254,000	1,345,203
Enterprise Products Operating LLC:
2.80%, 2/15/2021	1,880,000	1,890,942
2.85%, 4/15/2021	1,423,000	1,433,829
3.13%, 7/31/2029 (b)	1,998,000	2,011,367
3.35%, 3/15/2023 (a)	1,661,000	1,708,721
3.50%, 2/1/2022	1,229,000	1,262,060
3.70%, 2/15/2026	916,000	968,340
3.75%, 2/15/2025	886,000	937,122
3.90%, 2/15/2024	918,000	972,979
3.95%, 2/15/2027 (a)	162,000	173,324
4.05%, 2/15/2022	750,000	780,975
4.15%, 10/16/2028	1,249,000	1,358,312
5.20%, 9/1/2020	1,459,000	1,505,542
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	694,000	644,643
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	871,000	818,331
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	663,000	632,900
EQM Midstream Partners L.P. 4.13%, 12/1/2026	664,000	643,555
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	1,242,000	1,236,982
Series 10Y, 5.50%, 7/15/2028	989,000	1,041,466
Series 5Y, 4.75%, 7/15/2023	1,657,000	1,722,302
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	1,142,000	1,170,402
3.50%, 3/1/2021	2,935,000	2,976,853
3.50%, 9/1/2023	669,000	687,585
3.95%, 9/1/2022	1,449,000	1,508,945
4.15%, 3/1/2022	393,000	408,913
4.15%, 2/1/2024	665,000	700,863
4.25%, 9/1/2024	762,000	809,511
4.30%, 5/1/2024	677,000	718,947
5.00%, 10/1/2021	922,000	966,016
5.30%, 9/15/2020	633,000	653,933
5.80%, 3/1/2021	949,000	998,813
Kinder Morgan, Inc.:
3.15%, 1/15/2023	1,462,000	1,486,986
4.30%, 6/1/2025	2,099,000	2,241,438
Security Description	Principal Amount	Value
4.30%, 3/1/2028	$ 1,074,000	$ 1,149,287
6.50%, 9/15/2020	1,092,000	1,142,822
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	446,000	458,122
5.00%, 3/1/2026	771,000	856,566
MPLX L.P.:
3.38%, 3/15/2023 (a)	743,000	760,082
4.00%, 2/15/2025	659,000	688,003
4.00%, 3/15/2028	1,213,000	1,257,687
4.13%, 3/1/2027	1,815,000	1,898,327
4.50%, 7/15/2023	1,024,000	1,085,860
4.80%, 2/15/2029	959,000	1,055,255
4.88%, 12/1/2024	1,288,000	1,400,700
4.88%, 6/1/2025	1,533,000	1,667,597
ONEOK Partners L.P.:
3.38%, 10/1/2022	705,000	717,986
4.90%, 3/15/2025	540,000	588,805
5.00%, 9/15/2023	610,000	658,452
ONEOK, Inc.:
4.00%, 7/13/2027	661,000	688,504
4.25%, 2/1/2022	691,000	714,860
4.35%, 3/15/2029 (a)	1,208,000	1,291,171
4.55%, 7/15/2028	1,512,000	1,640,928
7.50%, 9/1/2023	477,000	557,642
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	939,000	955,404
3.61%, 2/15/2025	478,000	490,681
3.75%, 3/1/2028	1,711,000	1,746,914
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	956,000	953,142
3.60%, 11/1/2024	1,309,000	1,334,211
3.65%, 6/1/2022	859,000	879,350
3.85%, 10/15/2023	771,000	795,872
4.50%, 12/15/2026	983,000	1,044,418
4.65%, 10/15/2025	1,224,000	1,304,221
5.00%, 2/1/2021	1,262,000	1,298,914
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,809,000	1,899,323
5.00%, 3/15/2027	2,093,000	2,295,791
5.63%, 2/1/2021	2,735,000	2,840,735
5.63%, 4/15/2023	2,116,000	2,302,716
5.63%, 3/1/2025	2,272,000	2,543,140
5.75%, 5/15/2024	1,718,000	1,910,708
5.88%, 6/30/2026	1,946,000	2,223,791
6.25%, 3/15/2022	1,341,000	1,455,065
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	356,000	367,100
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	983,000	1,001,697
3.50%, 3/15/2025	389,000	400,180
4.75%, 3/15/2024	826,000	895,491

263

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	$ 547,000	$ 555,785
3.90%, 7/15/2026	677,000	692,591
4.25%, 4/1/2024	685,000	718,127
4.40%, 4/1/2021	648,000	666,935
4.65%, 2/15/2022	477,000	499,777
5.95%, 12/1/2025	1,392,000	1,585,001
TC PipeLines L.P.:
3.90%, 5/25/2027	555,000	565,989
4.38%, 3/13/2025	807,000	849,771
4.65%, 6/15/2021	500,000	516,200
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	589,000	735,343
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	1,912,000	1,910,375
3.75%, 10/16/2023	2,508,000	2,615,067
3.80%, 10/1/2020	4,294,000	4,365,967
4.25%, 5/15/2028	1,191,000	1,287,435
4.88%, 1/15/2026	1,287,000	1,433,074
9.88%, 1/1/2021	820,000	906,830
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	1,290,000	1,354,165
7.85%, 2/1/2026	1,546,000	1,975,154
Valero Energy Partners L.P.:
4.38%, 12/15/2026	1,025,000	1,095,694
4.50%, 3/15/2028	1,004,000	1,080,194
Western Gas Partners L.P.:
4.75%, 8/15/2028	509,000	517,312
5.38%, 6/1/2021	606,000	629,961
Western Midstream Operating L.P.:
3.95%, 6/1/2025	1,367,000	1,361,983
4.00%, 7/1/2022	1,925,000	1,953,259
4.50%, 3/1/2028	1,002,000	998,824
4.65%, 7/1/2026	633,000	641,748
Williams Cos., Inc.:
3.35%, 8/15/2022	1,436,000	1,463,657
3.60%, 3/15/2022	1,936,000	1,986,510
3.70%, 1/15/2023	960,000	991,267
3.75%, 6/15/2027	1,227,000	1,268,068
3.90%, 1/15/2025	468,000	490,071
4.00%, 11/15/2021	843,000	869,841
4.00%, 9/15/2025	1,289,000	1,363,066
4.13%, 11/15/2020	1,037,000	1,055,210
4.30%, 3/4/2024	872,000	925,715
4.50%, 11/15/2023	823,000	878,659
4.55%, 6/24/2024	854,000	919,485
7.88%, 9/1/2021	392,000	434,779
		188,029,149
REAL ESTATE — 0.0% (f)
CBRE Services, Inc.:
4.88%, 3/1/2026	561,000	609,852
Security Description	Principal Amount	Value
5.25%, 3/15/2025	$ 601,000	$ 662,230
		1,272,082
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	525,000	540,272
3.80%, 4/15/2026	979,000	1,027,314
3.90%, 6/15/2023	577,000	605,971
3.95%, 1/15/2027	238,000	249,426
3.95%, 1/15/2028	354,000	371,742
4.00%, 1/15/2024	1,262,000	1,336,319
4.30%, 1/15/2026	559,000	599,399
4.60%, 4/1/2022	523,000	551,786
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	1,018,000	1,030,297
3.35%, 10/1/2020	815,000	823,476
3.63%, 11/15/2027	383,000	390,403
3.75%, 4/15/2023	707,000	731,370
4.13%, 7/1/2024	456,000	481,586
American Homes 4 Rent L.P.:
4.25%, 2/15/2028	375,000	388,549
4.90%, 2/15/2029	100,000	108,812
American Tower Corp.:
2.25%, 1/15/2022	570,000	567,304
2.95%, 1/15/2025	1,492,000	1,507,039
3.00%, 6/15/2023	895,000	907,611
3.13%, 1/15/2027	726,000	721,600
3.30%, 2/15/2021	1,251,000	1,267,288
3.38%, 5/15/2024	1,209,000	1,244,158
3.38%, 10/15/2026	1,221,000	1,242,306
3.45%, 9/15/2021	586,000	598,329
3.50%, 1/31/2023	1,198,000	1,235,509
3.55%, 7/15/2027	946,000	964,674
3.60%, 1/15/2028	500,000	510,770
3.80%, 8/15/2029	625,000	647,444
3.95%, 3/15/2029	849,000	887,180
4.00%, 6/1/2025	1,074,000	1,137,312
4.40%, 2/15/2026	488,000	525,771
4.70%, 3/15/2022	578,000	609,865
5.00%, 2/15/2024	1,330,000	1,463,718
5.90%, 11/1/2021	556,000	598,045
AvalonBay Communities, Inc.:
3.30%, 6/1/2029	726,000	755,084
Series GMTN, 2.95%, 9/15/2022	208,000	211,971
Series GMTN, 2.95%, 5/11/2026	805,000	815,586
Series GMTN, 3.45%, 6/1/2025	364,000	381,629
Series GMTN, 3.50%, 11/15/2024	383,000	401,959

264

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 11/15/2025	$ 200,000	$ 210,230
Series GMTN, 3.63%, 10/1/2020	1,052,000	1,066,328
Series GMTN, 4.20%, 12/15/2023	130,000	139,237
Series MTN, 2.90%, 10/15/2026	254,000	256,670
Series MTN, 3.20%, 1/15/2028	351,000	362,653
Series MTN, 3.35%, 5/15/2027	900,000	936,081
Boston Properties L.P.:
2.75%, 10/1/2026	991,000	975,838
3.13%, 9/1/2023	973,000	996,050
3.20%, 1/15/2025	714,000	729,144
3.40%, 6/21/2029	1,693,000	1,738,863
3.65%, 2/1/2026	1,006,000	1,044,811
3.80%, 2/1/2024	1,100,000	1,151,854
3.85%, 2/1/2023	1,065,000	1,111,051
4.13%, 5/15/2021	1,003,000	1,033,461
4.50%, 12/1/2028	1,089,000	1,206,285
5.63%, 11/15/2020	1,131,000	1,172,926
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	275,000	285,175
3.95%, 11/15/2027	100,000	101,846
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	704,000	712,962
3.65%, 6/15/2024	547,000	559,838
3.85%, 2/1/2025	947,000	975,476
3.88%, 8/15/2022	1,080,000	1,112,357
3.90%, 3/15/2027 (a)	630,000	640,004
4.13%, 6/15/2026	1,005,000	1,044,044
4.13%, 5/15/2029	725,000	758,067
Camden Property Trust:
2.95%, 12/15/2022	350,000	356,409
3.15%, 7/1/2029	1,037,000	1,056,195
4.10%, 10/15/2028	390,000	425,268
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	892,000	931,632
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	295,158
4.15%, 4/1/2025	50,000	51,381
Corporate Office Properties L.P.:
3.60%, 5/15/2023	743,000	753,513
3.70%, 6/15/2021	150,000	151,562
5.00%, 7/1/2025	514,000	549,512
Crown Castle International Corp.:
2.25%, 9/1/2021	842,000	838,455
3.15%, 7/15/2023	1,073,000	1,093,430
3.20%, 9/1/2024	709,000	722,889
Security Description	Principal Amount	Value
3.40%, 2/15/2021	$ 1,495,000	$ 1,515,212
3.65%, 9/1/2027	679,000	699,961
3.70%, 6/15/2026	2,291,000	2,381,632
3.80%, 2/15/2028	1,516,000	1,573,896
4.00%, 3/1/2027	711,000	747,240
4.30%, 2/15/2029	986,000	1,065,383
4.45%, 2/15/2026	659,000	713,282
4.88%, 4/15/2022	1,412,000	1,499,219
5.25%, 1/15/2023	2,190,000	2,379,216
CubeSmart L.P.:
3.13%, 9/1/2026	220,000	217,098
4.00%, 11/15/2025	1,029,000	1,080,049
4.38%, 12/15/2023	319,000	337,977
4.38%, 2/15/2029	600,000	638,958
Digital Realty Trust L.P.:
2.75%, 2/1/2023	762,000	761,878
3.60%, 7/1/2029	640,000	649,696
3.63%, 10/1/2022	514,000	528,197
3.70%, 8/15/2027	763,000	785,905
3.95%, 7/1/2022	623,000	649,203
4.45%, 7/15/2028	1,072,000	1,162,252
4.75%, 10/1/2025	607,000	664,653
Duke Realty L.P.:
3.25%, 6/30/2026	350,000	355,943
3.38%, 12/15/2027	545,000	556,450
3.75%, 12/1/2024	1,051,000	1,101,753
3.88%, 10/15/2022	285,000	296,562
4.00%, 9/15/2028	500,000	533,655
4.38%, 6/15/2022	289,000	303,907
EPR Properties:
4.50%, 4/1/2025	210,000	219,248
4.50%, 6/1/2027	670,000	696,338
4.75%, 12/15/2026	669,000	706,792
4.95%, 4/15/2028	571,000	614,105
5.75%, 8/15/2022	558,000	598,650
ERP Operating L.P.:
2.85%, 11/1/2026	403,000	407,066
3.00%, 4/15/2023	430,000	440,380
3.00%, 7/1/2029	1,568,000	1,591,614
3.25%, 8/1/2027	553,000	572,681
3.38%, 6/1/2025	304,000	317,929
3.50%, 3/1/2028	525,000	552,773
4.15%, 12/1/2028	679,000	751,531
4.63%, 12/15/2021	761,000	800,176
4.75%, 7/15/2020	657,000	668,964
Essex Portfolio L.P.:
3.25%, 5/1/2023	774,000	788,025
3.38%, 4/15/2026	600,000	611,820
3.50%, 4/1/2025	226,000	232,721
3.63%, 8/15/2022	733,000	753,912
3.63%, 5/1/2027	45,000	46,724
3.88%, 5/1/2024	577,000	605,602
4.00%, 3/1/2029	1,049,000	1,116,608
Federal Realty Investment Trust:
3.20%, 6/15/2029	2,482,000	2,518,585

265

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.25%, 7/15/2027	$ 197,000	$ 201,005
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	393,000	399,390
4.88%, 11/1/2020	950,000	968,487
HCP, Inc.:
3.15%, 8/1/2022	642,000	652,882
3.25%, 7/15/2026 (b)	745,000	751,921
3.40%, 2/1/2025	930,000	950,878
3.50%, 7/15/2029 (b)	935,000	941,826
3.88%, 8/15/2024	648,000	679,415
4.00%, 12/1/2022	573,000	599,971
4.00%, 6/1/2025	25,000	26,385
4.20%, 3/1/2024	699,000	739,409
4.25%, 11/15/2023	669,000	710,057
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	302,000	305,240
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	392,000	394,517
3.38%, 7/15/2021	100,000	101,158
3.50%, 8/1/2026	610,000	617,936
3.70%, 4/15/2023	500,000	510,155
3.75%, 7/1/2027	523,000	539,056
Highwoods Realty L.P.:
3.20%, 6/15/2021	290,000	292,161
3.88%, 3/1/2027	255,000	262,971
4.13%, 3/15/2028	535,000	557,764
4.20%, 4/15/2029	400,000	417,868
Hospitality Properties Trust:
3.95%, 1/15/2028	551,000	517,483
4.25%, 2/15/2021	168,000	169,762
4.38%, 2/15/2030	694,000	663,138
4.50%, 6/15/2023	986,000	1,019,978
4.50%, 3/15/2025	2,366,000	2,363,113
4.65%, 3/15/2024	498,000	512,497
4.95%, 2/15/2027	402,000	404,750
5.00%, 8/15/2022	531,000	556,780
5.25%, 2/15/2026	375,000	383,963
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	481,000	496,156
5.25%, 3/15/2022	929,000	981,182
6.00%, 10/1/2021	167,000	177,013
Series C, 4.75%, 3/1/2023	440,000	466,990
Series D, 3.75%, 10/15/2023	410,000	419,996
Series E, 4.00%, 6/15/2025	781,000	808,718
Series F, 4.50%, 2/1/2026	139,000	146,851
Hudson Pacific Properties L.P.:
3.95%, 11/1/2027	535,000	543,811
4.65%, 4/1/2029	200,000	214,520
Kilroy Realty L.P.:
3.45%, 12/15/2024	846,000	869,316
3.80%, 1/15/2023	100,000	103,615
4.38%, 10/1/2025	145,000	154,872
4.75%, 12/15/2028	395,000	438,174
Security Description	Principal Amount	Value
Kimco Realty Corp.:
2.70%, 3/1/2024	$ 431,000	$ 429,944
2.80%, 10/1/2026 (a)	712,000	695,062
3.13%, 6/1/2023	225,000	228,888
3.20%, 5/1/2021	177,000	179,124
3.30%, 2/1/2025	801,000	816,195
3.40%, 11/1/2022	110,000	112,987
3.80%, 4/1/2027	447,000	464,983
Kite Realty Group L.P. 4.00%, 10/1/2026	890,000	861,787
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	300,753
3.38%, 6/15/2023	385,000	395,368
3.75%, 4/1/2025	515,000	534,055
4.13%, 6/15/2022	125,000	130,378
4.38%, 2/1/2029	979,000	1,057,917
4.40%, 2/15/2024	200,000	213,746
4.75%, 10/1/2020	930,000	951,343
Life Storage L.P.:
3.50%, 7/1/2026	245,000	244,125
3.88%, 12/15/2027	510,000	520,144
4.00%, 6/15/2029	863,000	885,136
Mid-America Apartments L.P.:
3.60%, 6/1/2027	744,000	767,228
3.75%, 6/15/2024	657,000	683,234
3.95%, 3/15/2029	949,000	1,005,181
4.00%, 11/15/2025	600,000	635,112
4.20%, 6/15/2028	224,000	240,726
4.30%, 10/15/2023	554,000	588,464
National Retail Properties, Inc.:
3.30%, 4/15/2023 (a)	375,000	383,726
3.50%, 10/15/2027	500,000	508,930
3.60%, 12/15/2026	85,000	87,272
3.80%, 10/15/2022	556,000	576,133
3.90%, 6/15/2024	407,000	425,197
4.00%, 11/15/2025	608,000	642,729
4.30%, 10/15/2028	605,000	653,188
Office Properties Income Trust:
4.00%, 7/15/2022	377,000	380,532
4.15%, 2/1/2022	103,000	104,396
4.25%, 5/15/2024	1,809,000	1,811,442
4.50%, 2/1/2025	492,000	492,713
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	539,000	561,978
4.50%, 1/15/2025	1,359,000	1,415,847
4.50%, 4/1/2027	638,000	666,576
4.75%, 1/15/2028	5,000	5,299
4.95%, 4/1/2024	470,000	497,519
5.25%, 1/15/2026 (a)	266,000	288,756
Physicians Realty L.P.:
3.95%, 1/15/2028	500,000	501,335
4.30%, 3/15/2027	527,000	543,822
Piedmont Operating Partnership L.P.:

266

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.40%, 6/1/2023	$ 501,000	$ 501,431
4.45%, 3/15/2024	582,000	604,407
Prologis L.P.:
3.75%, 11/1/2025	580,000	619,788
3.88%, 9/15/2028	265,000	287,737
4.25%, 8/15/2023	726,000	776,936
Public Storage:
2.37%, 9/15/2022	484,000	486,473
3.09%, 9/15/2027	484,000	494,193
3.39%, 5/1/2029	1,078,000	1,125,680
Rayonier, Inc. 3.75%, 4/1/2022	243,000	248,324
Realty Income Corp.:
3.00%, 1/15/2027	844,000	847,925
3.25%, 10/15/2022	1,202,000	1,234,767
3.25%, 6/15/2029	1,093,000	1,114,685
3.65%, 1/15/2028	1,103,000	1,156,661
3.88%, 7/15/2024	358,000	379,806
3.88%, 4/15/2025	1,072,000	1,141,530
4.13%, 10/15/2026	838,000	905,208
4.65%, 8/1/2023	746,000	806,433
Regency Centers Corp. 3.75%, 11/15/2022	67,000	69,474
Regency Centers L.P.:
3.60%, 2/1/2027	573,000	591,691
4.13%, 3/15/2028	600,000	639,984
Sabra Health Care L.P. 5.13%, 8/15/2026	620,000	644,670
Sabra Health Care L.P./Sabra Capital Corp. 4.80%, 6/1/2024	736,000	755,416
Simon Property Group L.P.:
2.35%, 1/30/2022	378,000	378,586
2.50%, 9/1/2020	484,000	485,239
2.50%, 7/15/2021	235,000	236,050
2.63%, 6/15/2022	526,000	530,560
2.75%, 2/1/2023	929,000	940,380
2.75%, 6/1/2023	608,000	616,232
3.25%, 11/30/2026	870,000	897,127
3.30%, 1/15/2026	917,000	944,822
3.38%, 3/15/2022	539,000	552,992
3.38%, 10/1/2024	864,000	900,176
3.38%, 6/15/2027	3,051,000	3,170,386
3.38%, 12/1/2027 (a)	1,549,000	1,611,239
3.50%, 9/1/2025	864,000	905,740
3.75%, 2/1/2024	546,000	574,228
4.13%, 12/1/2021	870,000	904,713
4.38%, 3/1/2021	797,000	821,835
SITE Centers Corp.:
3.63%, 2/1/2025	506,000	513,544
4.25%, 2/1/2026 (a)	557,000	579,843
4.70%, 6/1/2027	1,515,000	1,623,201
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	727,000	736,720
Security Description	Principal Amount	Value
SL Green Realty Corp. 4.50%, 12/1/2022	$ 302,000	$ 316,152
Spirit Realty L.P.:
4.00%, 7/15/2029	475,000	480,657
4.45%, 9/15/2026	225,000	235,157
STORE Capital Corp.:
4.50%, 3/15/2028	395,000	413,111
4.63%, 3/15/2029	699,000	745,001
Tanger Properties L.P.:
3.13%, 9/1/2026 (a)	390,000	371,764
3.88%, 7/15/2027 (a)	303,000	301,155
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	350,000	365,960
Series GMTN, 3.50%, 1/15/2028	580,000	593,763
Series MTN, 2.95%, 9/1/2026	754,000	748,239
Series MTN, 3.20%, 1/15/2030 (b)	1,000,000	997,970
Series MTN, 3.50%, 7/1/2027	625,000	637,706
Series MTN, 3.75%, 7/1/2024	25,000	26,042
Series MTN, 4.00%, 10/1/2025	150,000	158,693
Ventas Realty L.P.:
2.65%, 1/15/2025 (b)	1,823,000	1,816,802
3.10%, 1/15/2023	506,000	514,476
3.13%, 6/15/2023 (a)	617,000	628,865
3.25%, 10/15/2026	389,000	390,836
3.50%, 4/15/2024	1,074,000	1,114,060
3.50%, 2/1/2025	1,043,000	1,077,742
3.75%, 5/1/2024	498,000	520,574
3.85%, 4/1/2027	550,000	570,466
4.00%, 3/1/2028	605,000	635,044
4.13%, 1/15/2026	380,000	402,572
4.40%, 1/15/2029	110,000	119,342
Ventas Realty L.P./Ventas Capital Corp.:
3.25%, 8/15/2022	1,356,000	1,386,686
4.25%, 3/1/2022	428,000	446,579
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	1,053,000	1,085,180
4.13%, 6/1/2021	230,000	236,088
4.60%, 2/6/2024	1,001,000	1,061,871
4.63%, 11/1/2025	637,000	684,966
4.88%, 6/1/2026	397,000	432,071
Vornado Realty L.P. 3.50%, 1/15/2025	509,000	521,557
Washington Real Estate Investment Trust 3.95%, 10/15/2022	120,000	124,344
Weingarten Realty Investors:
3.38%, 10/15/2022	722,000	734,866
3.50%, 4/15/2023	783,000	798,683
Welltower, Inc.:
3.63%, 3/15/2024	2,018,000	2,099,668

267

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.75%, 3/15/2023	$ 1,280,000	$ 1,332,326
3.95%, 9/1/2023	728,000	767,268
4.00%, 6/1/2025	1,109,000	1,174,198
4.13%, 3/15/2029	150,000	158,952
4.25%, 4/1/2026	595,000	633,854
4.25%, 4/15/2028	742,000	793,517
4.50%, 1/15/2024	1,152,000	1,236,649
4.95%, 1/15/2021	420,000	433,121
5.25%, 1/15/2022	549,000	583,592
Weyerhaeuser Co.:
3.25%, 3/15/2023	787,000	800,324
4.63%, 9/15/2023	561,000	602,413
4.70%, 3/15/2021	577,000	594,864
6.95%, 10/1/2027	277,000	348,375
WP Carey, Inc.:
3.85%, 7/15/2029	1,067,000	1,081,714
4.00%, 2/1/2025	510,000	526,845
4.25%, 10/1/2026	300,000	313,380
4.60%, 4/1/2024	931,000	987,391
		211,839,673
RETAIL — 2.8%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	370,000	386,125
4.50%, 12/1/2023	639,000	685,283
AutoNation, Inc.:
3.35%, 1/15/2021	577,000	582,026
3.50%, 11/15/2024	510,000	509,720
3.80%, 11/15/2027	327,000	321,026
4.50%, 10/1/2025	1,888,000	1,960,386
AutoZone, Inc.:
2.88%, 1/15/2023	370,000	374,592
3.13%, 7/15/2023	475,000	486,847
3.13%, 4/18/2024	913,000	935,085
3.13%, 4/21/2026	645,000	650,495
3.25%, 4/15/2025	259,000	264,807
3.70%, 4/15/2022	885,000	915,063
3.75%, 6/1/2027	302,000	315,919
3.75%, 4/18/2029	857,000	891,649
4.00%, 11/15/2020	526,000	535,110
Best Buy Co., Inc.:
4.45%, 10/1/2028	739,000	780,258
5.50%, 3/15/2021	579,000	603,353
Costco Wholesale Corp.:
2.15%, 5/18/2021	1,918,000	1,921,894
2.25%, 2/15/2022	605,000	607,450
2.30%, 5/18/2022	915,000	920,481
2.75%, 5/18/2024	1,246,000	1,279,119
3.00%, 5/18/2027	886,000	917,311
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	605,000	624,439
Dollar General Corp.:
3.25%, 4/15/2023	1,487,000	1,527,179
3.88%, 4/15/2027	705,000	732,192
4.13%, 5/1/2028 (a)	456,000	485,070
4.15%, 11/1/2025	535,000	577,602
Security Description	Principal Amount	Value
Dollar Tree, Inc.:
3.70%, 5/15/2023	$ 2,287,000	$ 2,368,737
4.00%, 5/15/2025	1,426,000	1,482,669
4.20%, 5/15/2028	774,000	801,051
Family Dollar Stores, Inc. 5.00%, 2/1/2021	72,000	74,403
Home Depot, Inc.:
2.00%, 4/1/2021	1,418,000	1,417,291
2.13%, 9/15/2026	889,000	870,233
2.63%, 6/1/2022	829,000	843,134
2.70%, 4/1/2023	1,214,000	1,239,943
2.80%, 9/14/2027	1,696,000	1,723,221
2.95%, 6/15/2029	1,314,000	1,350,319
3.00%, 4/1/2026	904,000	934,790
3.25%, 3/1/2022	809,000	834,961
3.35%, 9/15/2025	2,641,000	2,797,691
3.75%, 2/15/2024	1,405,000	1,501,875
3.90%, 12/6/2028	1,563,000	1,722,363
3.95%, 9/15/2020	174,000	177,141
4.40%, 4/1/2021	659,000	681,571
Kohl's Corp.:
3.25%, 2/1/2023	410,000	411,796
4.25%, 7/17/2025 (a)	884,000	918,025
Lowe's Cos., Inc.:
2.50%, 4/15/2026	2,115,000	2,075,936
3.10%, 5/3/2027	1,528,000	1,549,438
3.12%, 4/15/2022	976,000	994,339
3.13%, 9/15/2024	435,000	447,167
3.38%, 9/15/2025	1,176,000	1,222,628
3.65%, 4/5/2029	1,988,000	2,075,611
3.75%, 4/15/2021	1,871,000	1,911,096
3.80%, 11/15/2021	549,000	565,541
3.88%, 9/15/2023	325,000	343,379
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	1,166,000	1,145,980
3.45%, 1/15/2021	377,000	379,997
3.63%, 6/1/2024 (a)	574,000	564,627
3.88%, 1/15/2022	874,000	887,669
4.38%, 9/1/2023 (a)	1,141,000	1,166,832
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	1,700,000	1,720,808
Series MTN, 2.75%, 12/9/2020	2,120,000	2,132,953
Series MTN, 3.25%, 6/10/2024	135,000	140,549
Series MTN, 3.35%, 4/1/2023	1,518,000	1,575,623
Series MTN, 3.38%, 5/26/2025	743,000	777,133
Series MTN, 3.50%, 7/15/2020	240,000	242,686
Series MTN, 3.50%, 3/1/2027	734,000	771,251
Series MTN, 3.63%, 5/20/2021	608,000	623,516
Series MTN, 3.70%, 1/30/2026	1,971,000	2,094,818

268

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Series MTN, 3.80%, 4/1/2028 (a)	$ 1,250,000	$ 1,343,412
Nordstrom, Inc.:
4.00%, 10/15/2021	705,000	724,437
4.00%, 3/15/2027	736,000	752,685
6.95%, 3/15/2028 (a)	937,000	1,096,477
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	361,000	371,765
3.60%, 9/1/2027	511,000	525,589
3.80%, 9/1/2022	331,000	343,737
3.85%, 6/15/2023	375,000	392,085
3.90%, 6/1/2029	978,000	1,025,697
4.35%, 6/1/2028	610,000	660,837
4.63%, 9/15/2021	423,000	441,236
4.88%, 1/14/2021	402,000	414,812
QVC, Inc.:
4.38%, 3/15/2023	553,000	560,808
4.45%, 2/15/2025	1,575,000	1,594,246
4.85%, 4/1/2024	934,000	965,410
5.13%, 7/2/2022	1,103,000	1,147,274
Starbucks Corp.:
2.10%, 2/4/2021	1,495,000	1,489,812
2.20%, 11/22/2020	1,157,000	1,155,369
2.45%, 6/15/2026	889,000	879,532
2.70%, 6/15/2022	414,000	418,943
3.10%, 3/1/2023	1,405,000	1,441,881
3.50%, 3/1/2028	555,000	582,267
3.55%, 8/15/2029	662,000	692,849
3.80%, 8/15/2025	1,478,000	1,577,410
3.85%, 10/1/2023	1,185,000	1,252,249
4.00%, 11/15/2028 (a)	1,072,000	1,168,116
Tapestry, Inc.:
3.00%, 7/15/2022	482,000	482,468
4.13%, 7/15/2027	490,000	493,440
4.25%, 4/1/2025	850,000	891,012
Target Corp.:
2.50%, 4/15/2026	828,000	834,268
2.90%, 1/15/2022	1,195,000	1,221,314
3.38%, 4/15/2029	2,300,000	2,440,599
3.50%, 7/1/2024	1,041,000	1,107,718
TJX Cos., Inc.:
2.25%, 9/15/2026	808,000	793,004
2.50%, 5/15/2023	544,000	550,631
2.75%, 6/15/2021	1,423,000	1,436,860
Walgreen Co. 3.10%, 9/15/2022 (a)	2,117,000	2,153,624
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	1,303,000	1,328,474
3.45%, 6/1/2026	2,495,000	2,521,871
3.80%, 11/18/2024	2,163,000	2,250,061
Walmart, Inc.:
1.90%, 12/15/2020	1,947,000	1,943,515
2.35%, 12/15/2022	2,148,000	2,168,771
2.55%, 4/11/2023	2,202,000	2,232,410
2.65%, 12/15/2024	2,473,000	2,528,593
Security Description	Principal Amount	Value
2.85%, 7/8/2024	$ 1,525,000	$ 1,574,562
3.05%, 7/8/2026	1,010,000	1,054,884
3.13%, 6/23/2021	1,647,000	1,682,756
3.25%, 10/25/2020	75,000	76,184
3.30%, 4/22/2024 (a)	1,644,000	1,727,712
3.40%, 6/26/2023	3,505,000	3,680,706
3.55%, 6/26/2025	2,057,000	2,196,115
3.63%, 7/8/2020	19,000	19,302
3.70%, 6/26/2028	2,998,000	3,270,758
5.88%, 4/5/2027	595,000	733,552
		134,765,371
SAVINGS & LOANS — 0.0% (f)
People's United Financial, Inc. 3.65%, 12/6/2022	422,000	434,411
SEMICONDUCTORS — 2.1%
Altera Corp. 4.10%, 11/15/2023	543,000	585,045
Analog Devices, Inc.:
2.50%, 12/5/2021	3,796,000	3,811,715
2.88%, 6/1/2023	452,000	457,085
2.95%, 1/12/2021	601,000	606,265
3.13%, 12/5/2023	1,010,000	1,033,513
3.50%, 12/5/2026	1,122,000	1,148,962
3.90%, 12/15/2025	957,000	1,011,262
Applied Materials, Inc.:
2.63%, 10/1/2020	800,000	803,944
3.30%, 4/1/2027	1,136,000	1,183,792
3.90%, 10/1/2025	1,407,000	1,508,290
4.30%, 6/15/2021	936,000	974,863
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	983,000	976,109
2.65%, 1/15/2023	951,000	938,190
3.00%, 1/15/2022	3,399,000	3,409,061
3.13%, 1/15/2025	1,095,000	1,069,355
3.50%, 1/15/2028	1,508,000	1,427,759
3.63%, 1/15/2024	3,268,000	3,297,379
3.88%, 1/15/2027	8,365,000	8,195,107
Broadcom, Inc.:
3.13%, 4/15/2021 (e)	2,547,000	2,562,995
3.13%, 10/15/2022 (e)	1,455,000	1,463,119
3.63%, 10/15/2024 (e)	2,001,000	2,011,445
4.25%, 4/15/2026 (e)	2,898,000	2,940,832
4.75%, 4/15/2029 (e)	4,331,000	4,442,307
Intel Corp.:
1.70%, 5/19/2021	881,000	874,666
2.35%, 5/11/2022	1,013,000	1,020,435
2.60%, 5/19/2026	1,135,000	1,142,536
2.70%, 12/15/2022	2,055,000	2,091,620
2.88%, 5/11/2024	3,426,000	3,527,478
3.10%, 7/29/2022	383,000	394,444
3.15%, 5/11/2027	875,000	910,621
3.30%, 10/1/2021	2,019,000	2,075,229
3.70%, 7/29/2025	2,892,000	3,102,248

269

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
KLA-Tencor Corp.:
4.10%, 3/15/2029	$ 1,414,000	$ 1,488,914
4.13%, 11/1/2021	593,000	613,891
4.65%, 11/1/2024	1,168,000	1,278,902
Lam Research Corp.:
2.80%, 6/15/2021	884,000	890,833
3.75%, 3/15/2026	2,235,000	2,351,041
3.80%, 3/15/2025	97,000	102,518
4.00%, 3/15/2029	849,000	904,728
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	474,000	491,732
4.88%, 6/22/2028	586,000	622,191
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	270,000	274,874
3.45%, 6/15/2027	892,000	894,016
Micron Technology, Inc.:
4.64%, 2/6/2024	1,144,000	1,193,078
4.98%, 2/6/2026	1,308,000	1,376,932
5.33%, 2/6/2029 (a)	416,000	441,143
5.50%, 2/1/2025	552,000	567,815
NVIDIA Corp.:
2.20%, 9/16/2021	1,062,000	1,058,389
3.20%, 9/16/2026	1,050,000	1,074,581
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (e)	999,000	1,071,607
5.35%, 3/1/2026 (e)	959,000	1,061,383
5.55%, 12/1/2028 (e)	1,230,000	1,384,377
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
3.88%, 6/18/2026 (e)	1,192,000	1,225,746
4.30%, 6/18/2029 (e)	1,742,000	1,798,876
QUALCOMM, Inc.:
2.60%, 1/30/2023	1,467,000	1,472,648
2.90%, 5/20/2024	1,880,000	1,908,388
3.00%, 5/20/2022	3,946,000	4,019,238
3.25%, 5/20/2027	2,222,000	2,264,351
3.45%, 5/20/2025	2,081,000	2,164,344
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (e)	250,000	250,633
Texas Instruments, Inc.:
1.85%, 5/15/2022	729,000	724,940
2.25%, 5/1/2023	597,000	598,397
2.63%, 5/15/2024	398,000	404,615
2.75%, 3/12/2021	308,000	311,151
2.90%, 11/3/2027	680,000	698,040
Xilinx, Inc.:
2.95%, 6/1/2024	1,071,000	1,086,540
3.00%, 3/15/2021	894,000	901,340
		99,969,863
SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027 (a)	866,000	880,869
Security Description	Principal Amount	Value
SOFTWARE — 2.4%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	$ 562,000	$ 561,056
2.60%, 6/15/2022	955,000	961,886
3.40%, 9/15/2026	1,419,000	1,445,024
3.40%, 6/15/2027	953,000	963,388
Adobe, Inc. 3.25%, 2/1/2025	854,000	890,987
Autodesk, Inc.:
3.50%, 6/15/2027	1,424,000	1,439,977
3.60%, 12/15/2022	202,000	207,628
4.38%, 6/15/2025	747,000	793,725
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	482,000	490,045
3.95%, 9/1/2020	553,000	562,362
CA, Inc.:
3.60%, 8/1/2020	142,000	143,069
3.60%, 8/15/2022	778,000	786,924
4.70%, 3/15/2027	577,000	587,288
Cadence Design Systems, Inc. 4.38%, 10/15/2024	369,000	392,550
Citrix Systems, Inc. 4.50%, 12/1/2027	629,000	650,864
Electronic Arts, Inc.:
3.70%, 3/1/2021	1,291,000	1,315,103
4.80%, 3/1/2026	371,000	412,956
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	1,159,000	1,155,882
3.00%, 8/15/2026	1,813,000	1,835,554
3.50%, 4/15/2023	831,000	861,423
3.63%, 10/15/2020	1,046,000	1,061,345
3.75%, 5/21/2029	590,000	625,925
3.88%, 6/5/2024	499,000	527,428
4.50%, 10/15/2022	599,000	636,252
5.00%, 10/15/2025	932,000	1,049,534
Series 10Y, 4.25%, 5/15/2028	606,000	663,176
Fiserv, Inc.:
2.75%, 7/1/2024	2,984,000	3,013,810
3.20%, 7/1/2026	625,000	640,119
3.50%, 10/1/2022	934,000	965,457
3.50%, 7/1/2029	1,887,000	1,943,233
3.80%, 10/1/2023	1,086,000	1,142,483
3.85%, 6/1/2025	1,066,000	1,128,350
4.20%, 10/1/2028	1,423,000	1,538,903
4.75%, 6/15/2021	500,000	522,175
Microsoft Corp.:
1.55%, 8/8/2021	2,948,000	2,922,912
2.00%, 11/3/2020	1,980,000	1,979,683
2.00%, 8/8/2023	2,748,000	2,744,373
2.13%, 11/15/2022	270,000	272,014
2.38%, 2/12/2022	1,832,000	1,851,144
2.38%, 5/1/2023	1,346,000	1,363,498
2.40%, 2/6/2022	2,165,000	2,188,101
2.40%, 8/8/2026	3,866,000	3,886,490

270

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.65%, 11/3/2022	$ 187,000	$ 191,108
2.70%, 2/12/2025	2,404,000	2,472,177
2.88%, 2/6/2024	2,784,000	2,883,723
3.00%, 10/1/2020	743,000	752,065
3.13%, 11/3/2025	5,051,000	5,317,087
3.30%, 2/6/2027	5,321,000	5,652,445
3.63%, 12/15/2023	2,102,000	2,237,201
4.00%, 2/8/2021	505,000	521,109
Oracle Corp.:
1.90%, 9/15/2021	5,290,000	5,262,175
2.40%, 9/15/2023	3,197,000	3,219,635
2.50%, 5/15/2022	2,580,000	2,605,981
2.50%, 10/15/2022	3,261,000	3,294,947
2.63%, 2/15/2023	1,907,000	1,935,624
2.65%, 7/15/2026	4,045,000	4,060,937
2.80%, 7/8/2021	2,272,000	2,302,536
2.95%, 11/15/2024	2,659,000	2,739,142
2.95%, 5/15/2025	3,002,000	3,089,658
3.25%, 11/15/2027	3,376,000	3,530,992
3.40%, 7/8/2024	2,298,000	2,408,051
3.63%, 7/15/2023	852,000	898,562
3.88%, 7/15/2020	863,000	877,783
salesforce.com, Inc.:
3.25%, 4/11/2023	1,607,000	1,666,266
3.70%, 4/11/2028	1,846,000	1,988,880
VMware, Inc.:
2.30%, 8/21/2020	4,000	3,989
2.95%, 8/21/2022	1,719,000	1,735,623
3.90%, 8/21/2027	1,708,000	1,727,386
		112,499,178
TELECOMMUNICATIONS — 2.7%
America Movil SAB de CV:
3.13%, 7/16/2022	2,075,000	2,115,483
3.63%, 4/22/2029	1,475,000	1,532,820
AT&T, Inc.:
2.63%, 12/1/2022 (a)	1,088,000	1,095,562
2.80%, 2/17/2021	2,072,000	2,084,971
2.95%, 7/15/2026	1,092,000	1,083,603
3.00%, 2/15/2022	1,396,000	1,418,280
3.00%, 6/30/2022	2,790,000	2,838,574
3.20%, 3/1/2022	1,874,000	1,913,129
3.40%, 6/15/2022	579,000	594,141
3.40%, 5/15/2025	5,909,000	6,070,907
3.55%, 6/1/2024	1,013,000	1,052,436
3.60%, 2/17/2023 (a)	2,255,000	2,340,916
3.60%, 7/15/2025	2,011,000	2,088,745
3.80%, 3/15/2022	2,094,000	2,170,578
3.80%, 3/1/2024	1,053,000	1,107,861
3.80%, 2/15/2027	1,814,000	1,883,839
3.88%, 8/15/2021	1,663,000	1,714,420
3.88%, 1/15/2026	672,000	702,569
3.90%, 3/11/2024 (a)	1,173,000	1,237,890
3.95%, 1/15/2025	1,291,000	1,363,683
4.00%, 1/15/2022	541,000	561,158
Security Description	Principal Amount	Value
4.05%, 12/15/2023	$ 530,000	$ 561,869
4.10%, 2/15/2028	1,831,000	1,938,333
4.13%, 2/17/2026	2,450,000	2,611,675
4.25%, 3/1/2027	2,626,000	2,813,024
4.35%, 3/1/2029	3,760,000	4,046,512
4.45%, 5/15/2021	1,322,000	1,371,509
4.45%, 4/1/2024	1,854,000	1,996,999
4.60%, 2/15/2021	807,000	831,323
7.13%, 3/15/2026	151,000	185,078
British Telecommunications PLC:
4.50%, 12/4/2023	960,000	1,026,518
5.13%, 12/4/2028	890,000	996,319
Cisco Systems, Inc.:
1.85%, 9/20/2021	2,161,000	2,148,142
2.20%, 2/28/2021	2,311,000	2,313,450
2.20%, 9/20/2023 (a)	1,341,000	1,344,889
2.50%, 9/20/2026	1,216,000	1,225,229
2.60%, 2/28/2023 (a)	1,077,000	1,095,029
2.90%, 3/4/2021	228,000	230,807
2.95%, 2/28/2026	1,113,000	1,148,638
3.00%, 6/15/2022	3,292,000	3,383,320
3.50%, 6/15/2025	753,000	804,633
3.63%, 3/4/2024 (a)	1,442,000	1,537,951
Corning, Inc.:
2.90%, 5/15/2022	670,000	680,378
4.25%, 8/15/2020	230,000	234,701
Juniper Networks, Inc.:
4.35%, 6/15/2025	311,000	328,873
4.50%, 3/15/2024	1,046,000	1,114,492
4.60%, 3/15/2021	215,000	222,194
Motorola Solutions, Inc.:
3.50%, 3/1/2023	651,000	663,037
3.75%, 5/15/2022	383,000	393,548
4.00%, 9/1/2024	885,000	921,542
4.60%, 2/23/2028	839,000	879,725
4.60%, 5/23/2029 (a)	1,176,000	1,236,588
Orange SA 4.13%, 9/14/2021	3,291,000	3,421,916
Rogers Communications, Inc.:
2.90%, 11/15/2026	615,000	617,220
3.00%, 3/15/2023	507,000	516,785
3.63%, 12/15/2025	660,000	696,452
4.10%, 10/1/2023	1,685,000	1,791,458
Telefonica Emisiones SA:
4.10%, 3/8/2027	1,937,000	2,057,675
4.57%, 4/27/2023	820,000	883,878
Telefonica Emisiones SAU 5.46%, 2/16/2021	1,254,000	1,313,640
TELUS Corp.:
2.80%, 2/16/2027	322,000	316,478
3.70%, 9/15/2027	721,000	749,069
Verizon Communications, Inc.:
2.45%, 11/1/2022	1,169,000	1,178,235
2.63%, 8/15/2026	2,885,000	2,867,055

271

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.95%, 3/15/2022	$ 1,132,000	$ 1,155,161
3.13%, 3/16/2022	1,948,000	1,995,668
3.38%, 2/15/2025	3,279,000	3,422,981
3.45%, 3/15/2021	757,000	772,223
3.50%, 11/1/2024	2,350,000	2,470,108
3.88%, 2/8/2029	1,425,000	1,528,284
4.13%, 3/16/2027	4,482,000	4,876,147
4.15%, 3/15/2024	400,000	430,800
4.33%, 9/21/2028	4,549,000	5,038,245
4.60%, 4/1/2021	2,235,000	2,327,417
5.15%, 9/15/2023	3,664,000	4,094,850
Vodafone Group PLC:
3.75%, 1/16/2024	2,201,000	2,301,079
4.13%, 5/30/2025 (a)	3,538,000	3,767,227
4.38%, 5/30/2028	2,113,000	2,284,090
		130,132,031
TEXTILES — 0.0% (f)
Cintas Corp. No. 2:
3.25%, 6/1/2022	165,000	169,343
3.70%, 4/1/2027	1,318,000	1,404,105
Mohawk Industries, Inc. 3.85%, 2/1/2023	233,000	242,348
		1,815,796
TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc.:
3.15%, 5/15/2021	377,000	381,577
3.50%, 9/15/2027	666,000	675,224
		1,056,801
TRANSPORTATION — 1.5%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (c)	412,000	452,570
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	392,000	401,604
3.00%, 4/1/2025	547,000	563,858
3.05%, 3/15/2022	1,074,000	1,096,597
3.05%, 9/1/2022	740,000	757,671
3.25%, 6/15/2027 (a)	466,000	490,209
3.40%, 9/1/2024	506,000	533,344
3.45%, 9/15/2021	756,000	774,212
3.65%, 9/1/2025	474,000	505,521
3.75%, 4/1/2024	832,000	884,366
3.85%, 9/1/2023	1,253,000	1,327,528
7.00%, 12/15/2025	64,000	80,714
Canadian National Railway Co.:
2.75%, 3/1/2026	517,000	523,437
2.85%, 12/15/2021	674,000	682,236
2.95%, 11/21/2024	330,000	338,973
6.90%, 7/15/2028	941,000	1,241,744
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	1,199,000	1,230,690
4.00%, 6/1/2028	605,000	660,224
Security Description	Principal Amount	Value
4.45%, 3/15/2023	$ 199,000	$ 211,231
4.50%, 1/15/2022	60,000	62,888
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028 (a)	689,000	736,851
CSX Corp.:
2.60%, 11/1/2026	695,000	687,967
3.25%, 6/1/2027	1,454,000	1,499,903
3.35%, 11/1/2025	987,000	1,035,057
3.40%, 8/1/2024	447,000	467,785
3.70%, 10/30/2020	508,000	515,849
3.70%, 11/1/2023	669,000	703,320
3.80%, 3/1/2028	1,555,000	1,669,370
4.25%, 6/1/2021	407,000	419,886
4.25%, 3/15/2029	949,000	1,055,867
FedEx Corp.:
2.63%, 8/1/2022	647,000	652,053
3.20%, 2/1/2025	695,000	717,184
3.25%, 4/1/2026	407,000	420,516
3.30%, 3/15/2027	908,000	931,045
3.40%, 1/14/2022	947,000	971,044
3.40%, 2/15/2028 (a)	804,000	828,787
4.00%, 1/15/2024	374,000	400,083
4.20%, 10/17/2028 (a)	482,000	527,679
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	354,000	361,342
3.88%, 3/1/2026	1,204,000	1,260,130
Kansas City Southern 3.00%, 5/15/2023	3,417,000	3,481,479
Kirby Corp. 4.20%, 3/1/2028	537,000	556,182
Norfolk Southern Corp.:
2.90%, 2/15/2023	959,000	978,650
2.90%, 6/15/2026 (a)	1,056,000	1,070,900
3.00%, 4/1/2022	387,000	394,082
3.15%, 6/1/2027	565,000	580,419
3.25%, 12/1/2021	574,000	584,992
3.65%, 8/1/2025	630,000	665,639
3.80%, 8/1/2028 (a)	1,007,000	1,085,667
3.85%, 1/15/2024	220,000	232,518
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	362,000	360,947
Series MTN, 2.50%, 9/1/2022	595,000	595,631
Series MTN, 2.80%, 3/1/2022	490,000	494,253
Series MTN, 2.88%, 9/1/2020	214,000	215,111
Series MTN, 2.88%, 6/1/2022	460,000	465,502
Series MTN, 3.40%, 3/1/2023	400,000	410,796
Series MTN, 3.45%, 11/15/2021	50,000	51,099
Series MTN, 3.50%, 6/1/2021	491,000	500,800
Series MTN, 3.65%, 3/18/2024	892,000	931,997
Series MTN, 3.75%, 6/9/2023	1,131,000	1,176,195
Series MTN, 3.88%, 12/1/2023	515,000	539,869
Union Pacific Corp.:
2.75%, 4/15/2023	463,000	468,991

272

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
2.75%, 3/1/2026	$ 783,000	$ 789,734
2.95%, 3/1/2022	678,000	690,529
2.95%, 1/15/2023	1,008,000	1,025,983
3.00%, 4/15/2027	549,000	560,683
3.15%, 3/1/2024	400,000	412,612
3.20%, 6/8/2021	802,000	816,925
3.25%, 1/15/2025	453,000	469,992
3.25%, 8/15/2025	621,000	646,219
3.50%, 6/8/2023	1,074,000	1,119,183
3.65%, 2/15/2024	436,000	458,009
3.70%, 3/1/2029	1,606,000	1,725,791
3.75%, 3/15/2024	1,083,000	1,142,630
3.75%, 7/15/2025	861,000	917,439
3.95%, 9/10/2028	2,691,000	2,941,909
4.00%, 2/1/2021	202,000	206,880
4.16%, 7/15/2022	1,543,000	1,620,628
United Parcel Service, Inc.:
2.05%, 4/1/2021	713,000	711,674
2.35%, 5/16/2022	1,440,000	1,448,482
2.40%, 11/15/2026	581,000	574,958
2.45%, 10/1/2022	906,000	915,758
2.50%, 4/1/2023	814,000	821,863
2.80%, 11/15/2024	656,000	668,851
3.05%, 11/15/2027	641,000	662,307
3.13%, 1/15/2021	946,000	959,887
3.40%, 3/15/2029	2,664,000	2,812,891
		69,644,871
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	200,000	200,636
3.25%, 9/15/2026	350,000	348,915
3.50%, 3/15/2028	1,369,000	1,374,640
3.85%, 3/30/2027	493,000	508,032
4.35%, 2/15/2024	731,000	776,147
4.85%, 6/1/2021	175,000	181,891
		3,390,261
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	613,000	614,600
3.40%, 3/1/2025	460,000	478,469
3.45%, 6/1/2029	725,000	754,167
3.75%, 9/1/2028	565,000	602,392
3.85%, 3/1/2024	452,000	476,557
Aqua America, Inc. 3.57%, 5/1/2029	848,000	882,208
United Utilities PLC 6.88%, 8/15/2028 (a)	543,000	664,560
		4,472,953
TOTAL CORPORATE BONDS & NOTES (Cost $4,615,531,044)		4,730,935,703

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	3,726,093	$ 3,726,093
State Street Navigator Securities Lending Portfolio III (i) (j)	21,334,763	21,334,763
TOTAL SHORT-TERM INVESTMENTS (Cost $25,060,856)		25,060,856
TOTAL INVESTMENTS — 99.4% (Cost $4,640,591,900)		4,755,996,559
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		30,806,202
NET ASSETS — 100.0%		$ 4,786,802,761
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
ISDA	= International Swaps and Derivatives Association
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

273

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$4,730,935,703	$—	$4,730,935,703
Short-Term Investments	25,060,856	—	—	25,060,856
TOTAL INVESTMENTS	$25,060,856	$4,730,935,703	$—	$4,755,996,559
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,998,714	$14,998,714	$425,451,091	$436,723,712	$—	$—	3,726,093	$ 3,726,093	$166,433
State Street Navigator Securities Lending Government Money Market Portfolio	18,583,198	18,583,198	105,393,423	123,976,621	—	—	—	—	85,603
State Street Navigator Securities Lending Portfolio III	—	—	47,846,801	26,512,038	—	—	21,334,763	21,334,763	19,085
Total		$33,581,912	$578,691,315	$587,212,371	$—	$—		$25,060,856	$271,121
274	ARSPIB

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$ 110,000	$ 121,999
AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
3.38%, 6/15/2046	25,000	23,918
3.50%, 3/1/2039	425,000	427,775
3.55%, 3/1/2038	15,000	15,150
3.60%, 5/1/2034	225,000	235,744
3.63%, 3/1/2048	55,000	55,044
3.65%, 3/1/2047	86,000	86,148
3.83%, 3/1/2059	100,000	101,339
3.85%, 11/1/2048	125,000	130,014
3.90%, 5/1/2049	200,000	209,184
5.88%, 2/15/2040	125,000	164,001
6.13%, 2/15/2033	164,000	215,457
6.63%, 2/15/2038	231,000	322,700
General Dynamics Corp. 3.60%, 11/15/2042	95,000	100,470
Harris Corp.:
4.85%, 4/27/2035	100,000	111,744
5.05%, 4/27/2045	115,000	134,759
6.15%, 12/15/2040	93,000	120,118
Lockheed Martin Corp.:
3.60%, 3/1/2035	56,000	58,053
3.80%, 3/1/2045	647,000	687,664
4.07%, 12/15/2042	479,000	527,681
4.09%, 9/15/2052	397,000	441,000
4.50%, 5/15/2036	275,000	315,694
4.70%, 5/15/2046	773,000	937,348
5.72%, 6/1/2040	26,000	33,925
Series B, 6.15%, 9/1/2036	230,000	309,336
Northrop Grumman Corp.:
3.85%, 4/15/2045	474,000	488,324
4.03%, 10/15/2047	396,000	422,302
4.75%, 6/1/2043	531,000	614,473
5.05%, 11/15/2040	126,000	148,717
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	58,000	82,843
Raytheon Co.:
4.20%, 12/15/2044	82,000	90,850
4.70%, 12/15/2041	132,000	155,961
4.88%, 10/15/2040	318,000	376,432
Rockwell Collins, Inc.:
4.35%, 4/15/2047	320,000	350,912
4.80%, 12/15/2043	180,000	206,876
United Technologies Corp.:
3.75%, 11/1/2046	525,000	534,040
4.15%, 5/15/2045	285,000	306,475
4.45%, 11/16/2038	76,000	85,228
4.50%, 6/1/2042	936,000	1,055,471
4.63%, 11/16/2048	609,000	709,357
Security Description	Principal Amount	Value
5.40%, 5/1/2035	$ 216,000	$ 262,144
5.70%, 4/15/2040	513,000	654,655
6.05%, 6/1/2036	298,000	384,146
6.13%, 7/15/2038	137,000	181,563
7.50%, 9/15/2029	566,000	779,557
		13,654,592
AGRICULTURE — 1.7%
Altria Group, Inc.:
3.88%, 9/16/2046	266,000	236,301
4.25%, 8/9/2042	333,000	308,971
4.50%, 5/2/2043	236,000	225,668
5.38%, 1/31/2044	847,000	908,662
5.80%, 2/14/2039	515,000	577,243
5.95%, 2/14/2049	1,010,000	1,148,431
6.20%, 2/14/2059	175,000	200,571
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	249,000	257,523
4.02%, 4/16/2043	86,000	91,834
4.50%, 3/15/2049	415,000	483,761
4.54%, 3/26/2042	245,000	279,690
5.38%, 9/15/2035	155,000	190,958
BAT Capital Corp.:
4.39%, 8/15/2037	1,126,000	1,069,869
4.54%, 8/15/2047	230,000	213,859
Philip Morris International, Inc.:
3.38%, 8/15/2029	500,000	514,885
3.88%, 8/21/2042	274,000	271,197
4.13%, 3/4/2043	478,000	488,091
4.25%, 11/10/2044	174,000	182,007
4.38%, 11/15/2041	409,000	431,879
4.50%, 3/20/2042	435,000	465,502
4.88%, 11/15/2043	430,000	487,491
6.38%, 5/16/2038	82,000	108,554
Reynolds American, Inc.:
5.70%, 8/15/2035	309,000	339,780
5.85%, 8/15/2045	936,000	1,007,042
6.15%, 9/15/2043	226,000	249,838
7.25%, 6/15/2037	195,000	242,691
		10,982,298
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	3,008	3,108
American Airlines 2015-2 Pass Through Trust Series AA, Class AA, 3.60%, 3/22/2029	1,716	1,779
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	90,704	93,567

275

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	$ 32,449	$ 32,696
American Airlines 2016-3 Pass Through Trust Series AA, Class AA, 3.00%, 4/15/2030	6,279	6,256
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	118,800	123,016
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	244,982	246,658
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	56,812	59,719
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	22,440	23,298
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	112,998	115,556
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	160,000	170,855
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	6,186	6,425
		882,933
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	364,000	359,727
3.63%, 5/1/2043	181,000	187,648
3.88%, 11/1/2045	248,000	266,927
VF Corp. 6.45%, 11/1/2037	51,000	69,057
		883,359
AUTO MANUFACTURERS — 0.9%
Daimler Finance North America LLC 8.50%, 1/18/2031	320,000	476,182
Ford Motor Co.:
4.75%, 1/15/2043	101,000	87,786
5.29%, 12/8/2046	255,000	237,132
6.63%, 10/1/2028	69,000	77,814
7.40%, 11/1/2046	273,000	308,588
7.45%, 7/16/2031	1,382,000	1,634,740
General Motors Co.:
Security Description	Principal Amount	Value
5.00%, 4/1/2035	$ 582,000	$ 571,611
5.15%, 4/1/2038	329,000	325,625
5.20%, 4/1/2045	111,000	106,245
5.40%, 4/1/2048	437,000	425,948
5.95%, 4/1/2049	219,000	229,963
6.25%, 10/2/2043	151,000	159,899
6.60%, 4/1/2036	651,000	719,303
6.75%, 4/1/2046	609,000	679,145
		6,039,981
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 5.40%, 3/15/2049	100,000	105,369
BorgWarner, Inc. 4.38%, 3/15/2045	139,000	136,915
Lear Corp. 5.25%, 5/15/2049	355,000	350,779
		593,063
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	571,000	727,682
7.75%, 5/14/2038	832,000	1,232,067
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	175,000	185,159
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	286,000	311,402
Series L, 4.75%, 4/21/2045	118,000	134,875
Series MTN, 4.88%, 4/1/2044	130,000	155,450
Series MTN, 5.00%, 1/21/2044	184,000	223,680
Series MTN, 5.88%, 2/7/2042	250,000	333,057
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	1,550,000	1,650,750
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	1,109,000	1,235,415
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	930,000	1,052,695
Bank of America NA Series BKNT, 6.00%, 10/15/2036	355,000	468,635
Bank of New York Mellon Corp. Series MTN, 3.30%, 8/23/2029	189,000	195,857
Barclays PLC:
4.95%, 1/10/2047	457,000	478,319
5.25%, 8/17/2045	291,000	316,201
Citigroup, Inc.:
4.65%, 7/30/2045	984,000	1,130,882
4.65%, 7/23/2048	1,055,000	1,228,526
4.75%, 5/18/2046	781,000	883,545
5.30%, 5/6/2044	191,000	229,082
5.88%, 2/22/2033	81,000	97,680
5.88%, 1/30/2042	50,000	65,790
6.00%, 10/31/2033	432,000	530,759
6.13%, 8/25/2036	698,000	864,850

276

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
6.63%, 6/15/2032	$ 325,000	$ 419,338
6.68%, 9/13/2043	290,000	405,571
8.13%, 7/15/2039	171,000	273,342
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b)	182,000	189,546
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	20,000	22,301
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	535,000	645,622
5.75%, 12/1/2043	151,000	192,795
Series MTN, 5.25%, 5/24/2041	434,000	557,911
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	650,000	760,058
Fifth Third Bancorp 8.25%, 3/1/2038	257,000	379,286
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	287,000	296,850
Series BKNT, 4.63%, 2/13/2047	100,000	107,050
Goldman Sachs Capital I 6.35%, 2/15/2034	250,000	312,287
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	451,000	518,258
5.15%, 5/22/2045	313,000	357,596
6.13%, 2/15/2033	2,000	2,585
6.25%, 2/1/2041	297,000	397,033
6.45%, 5/1/2036	243,000	305,949
6.75%, 10/1/2037	2,118,000	2,771,805
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	1,511,000	1,555,710
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	774,000	834,767
Series MTN, 4.80%, 7/8/2044	1,589,000	1,827,604
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	95,000	114,476
Series BKNT, 5.88%, 11/1/2034	684,000	860,103
Series BKNT, 7.00%, 1/15/2039	377,000	530,443
HSBC Holdings PLC:
5.25%, 3/14/2044	454,000	528,692
6.50%, 5/2/2036	598,000	774,416
6.50%, 9/15/2037	1,013,000	1,320,587
6.80%, 6/1/2038	449,000	605,535
7.63%, 5/17/2032	71,000	97,742
HSBC USA, Inc. 7.20%, 7/15/2097	87,000	121,509
JPMorgan Chase & Co.:
4.85%, 2/1/2044	764,000	912,101
4.95%, 6/1/2045	183,000	216,540
5.40%, 1/6/2042	300,000	380,832
5.50%, 10/15/2040	336,000	428,202
5.60%, 7/15/2041	433,000	562,134
5.63%, 8/16/2043	138,000	175,826
6.40%, 5/15/2038	1,103,000	1,519,735
8.75%, 9/1/2030	25,000	35,541
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	684,000	718,207
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	$ 715,000	$ 748,390
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	1,589,000	1,679,684
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	430,000	459,137
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	817,000	902,287
Lloyds Banking Group PLC:
4.34%, 1/9/2048 (c)	487,000	474,460
5.30%, 12/1/2045	255,000	286,005
Mitsubishi UFJ Financial Group, Inc.:
4.15%, 3/7/2039	175,000	191,627
4.29%, 7/26/2038	95,000	105,697
Morgan Stanley:
4.30%, 1/27/2045	781,000	854,929
4.38%, 1/22/2047	1,147,000	1,276,210
6.38%, 7/24/2042	243,000	338,635
7.25%, 4/1/2032	160,000	225,659
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (b)	711,000	787,376
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (b)	450,000	468,846
Regions Financial Corp. 7.38%, 12/10/2037	189,000	258,561
Wachovia Corp.:
5.50%, 8/1/2035	290,000	348,093
7.57%, 8/1/2026 (d)	38,000	47,558
Wells Fargo & Co.:
3.90%, 5/1/2045	203,000	217,878
5.38%, 2/7/2035	270,000	333,172
5.38%, 11/2/2043	900,000	1,091,961
5.61%, 1/15/2044	934,000	1,165,305
Series GMTN, 4.90%, 11/17/2045	580,000	671,501
Series MTN, 4.40%, 6/14/2046	637,000	685,565
Series MTN, 4.65%, 11/4/2044	1,292,000	1,437,415
Series MTN, 4.75%, 12/7/2046	987,000	1,123,739
Wells Fargo Bank NA:
5.95%, 8/26/2036	209,000	265,725
Series BKNT, 5.85%, 2/1/2037	210,000	268,355
Series BKNT, 6.60%, 1/15/2038	184,000	255,416
Wells Fargo Capital X 5.95%, 12/1/2086	336,000	400,079
		54,137,508
BEVERAGES — 3.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,690,000	1,855,333
4.90%, 2/1/2046	3,658,000	4,070,513
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	18,000	17,771
4.63%, 2/1/2044	70,000	74,767

277

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.70%, 2/1/2036 (c)	$ 173,000	$ 189,459
4.90%, 2/1/2046	222,000	245,052
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	27,000	25,726
4.38%, 4/15/2038	820,000	867,035
4.44%, 10/6/2048	880,000	920,366
4.60%, 4/15/2048	1,073,000	1,149,398
4.75%, 4/15/2058	227,000	242,291
4.90%, 1/23/2031	147,000	170,273
4.95%, 1/15/2042	979,000	1,087,718
5.45%, 1/23/2039	158,000	187,683
5.55%, 1/23/2049	1,289,000	1,576,022
5.80%, 1/23/2059	570,000	714,358
5.88%, 6/15/2035	230,000	277,362
8.00%, 11/15/2039	317,000	467,981
8.20%, 1/15/2039	294,000	446,427
Brown-Forman Corp. 4.00%, 4/15/2038	279,000	301,353
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	116,000	138,929
Constellation Brands, Inc.:
4.50%, 5/9/2047	386,000	403,378
5.25%, 11/15/2048 (c)	180,000	209,185
Diageo Capital PLC:
3.88%, 4/29/2043	176,000	189,239
5.88%, 9/30/2036	216,000	283,230
Diageo Investment Corp.:
4.25%, 5/11/2042	563,000	630,791
7.45%, 4/15/2035	183,000	266,722
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	223,000	241,765
Keurig Dr Pepper, Inc.:
4.42%, 12/15/2046	280,000	278,214
4.50%, 11/15/2045	200,000	202,196
4.99%, 5/25/2038	110,000	121,149
5.09%, 5/25/2048 (c)	105,000	117,080
Molson Coors Brewing Co.:
4.20%, 7/15/2046	532,000	511,656
5.00%, 5/1/2042	863,000	911,345
PepsiCo, Inc.:
3.45%, 10/6/2046	218,000	224,071
3.60%, 8/13/2042	232,000	242,563
4.00%, 3/5/2042	397,000	435,930
4.00%, 5/2/2047 (c)	582,000	655,088
4.25%, 10/22/2044	100,000	114,546
4.45%, 4/14/2046	426,000	508,793
4.60%, 7/17/2045	482,000	579,325
		22,152,083
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	220,000	233,629
4.66%, 6/15/2051	1,638,000	1,789,695
4.95%, 10/1/2041	69,000	77,776
Security Description	Principal Amount	Value
5.15%, 11/15/2041	$ 281,000	$ 322,757
5.65%, 6/15/2042	371,000	448,483
5.75%, 3/15/2040	275,000	333,831
6.38%, 6/1/2037	651,000	831,132
6.40%, 2/1/2039	51,000	65,910
6.90%, 6/1/2038	81,000	107,271
Baxalta, Inc. 5.25%, 6/23/2045	182,000	220,973
Biogen, Inc. 5.20%, 9/15/2045	621,000	695,731
Celgene Corp.:
4.35%, 11/15/2047	841,000	928,355
4.55%, 2/20/2048	377,000	430,168
4.63%, 5/15/2044	404,000	459,566
5.00%, 8/15/2045	614,000	726,841
5.25%, 8/15/2043	55,000	64,650
Genentech, Inc. 5.25%, 7/15/2035	153,000	186,434
Gilead Sciences, Inc.:
4.00%, 9/1/2036	192,000	202,362
4.15%, 3/1/2047	486,000	510,174
4.50%, 2/1/2045	976,000	1,068,905
4.60%, 9/1/2035	386,000	433,200
4.75%, 3/1/2046	564,000	641,618
4.80%, 4/1/2044	469,000	532,334
5.65%, 12/1/2041	74,000	92,392
		11,404,187
BUILDING MATERIALS — 0.2%
Johnson Controls International PLC:
4.50%, 2/15/2047	489,000	496,824
4.63%, 7/2/2044	35,000	36,028
4.95%, 7/2/2064 (d)	53,000	52,581
6.00%, 1/15/2036	61,000	71,998
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	400,000	373,456
Owens Corning:
4.30%, 7/15/2047	297,000	252,379
4.40%, 1/30/2048	150,000	128,445
7.00%, 12/1/2036	51,000	60,485
Vulcan Materials Co.:
4.50%, 6/15/2047	25,000	24,333
4.70%, 3/1/2048	48,000	47,755
		1,544,284
CHEMICALS — 1.8%
Albemarle Corp. 5.45%, 12/1/2044	362,000	384,712
Dow Chemical Co 5.55%, 11/30/2048 (e)	55,000	65,307
Dow Chemical Co.:
4.25%, 10/1/2034	260,000	271,765
4.38%, 11/15/2042	586,000	595,335
4.63%, 10/1/2044	72,000	74,539
4.80%, 5/15/2049 (e)	185,000	199,310

278

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
7.38%, 11/1/2029	$ 595,000	$ 783,752
9.40%, 5/15/2039	513,000	813,613
DowDuPont, Inc.:
5.32%, 11/15/2038	950,000	1,116,202
5.42%, 11/15/2048	287,000	349,084
Eastman Chemical Co.:
4.65%, 10/15/2044	207,000	214,543
4.80%, 9/1/2042	208,000	220,210
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	302,000	306,744
5.00%, 9/26/2048	159,000	176,436
Lubrizol Corp. 6.50%, 10/1/2034	146,000	201,343
LYB International Finance B.V.:
4.88%, 3/15/2044	240,000	255,569
5.25%, 7/15/2043	249,000	277,874
LyondellBasell Industries NV 4.63%, 2/26/2055	361,000	363,249
Methanex Corp. 5.65%, 12/1/2044	221,000	211,101
Mosaic Co.:
4.88%, 11/15/2041	120,000	119,083
5.45%, 11/15/2033	97,000	110,043
5.63%, 11/15/2043	312,000	343,509
Nutrien, Ltd.:
4.13%, 3/15/2035	50,000	49,435
4.90%, 6/1/2043	290,000	316,332
5.00%, 4/1/2049	240,000	271,786
5.25%, 1/15/2045	198,000	223,938
5.63%, 12/1/2040	275,000	319,058
6.13%, 1/15/2041	287,000	349,164
7.13%, 5/23/2036	15,000	19,508
Praxair, Inc. 3.55%, 11/7/2042	262,000	267,298
Rohm & Haas Co. 7.85%, 7/15/2029	510,000	677,724
RPM International, Inc.:
4.25%, 1/15/2048	330,000	303,425
5.25%, 6/1/2045	162,000	170,186
Sherwin-Williams Co.:
4.00%, 12/15/2042	480,000	465,346
4.55%, 8/1/2045	486,000	508,497
Westlake Chemical Corp.:
4.38%, 11/15/2047 (c)	105,000	99,175
5.00%, 8/15/2046	159,000	163,401
		11,657,596
COMMERCIAL SERVICES — 1.1%
American University Series 2019, 3.67%, 4/1/2049	145,000	150,300
Boston University Series CC, 4.06%, 10/1/2048	25,000	27,659
California Institute of Technology:
4.32%, 8/1/2045	60,000	71,363
Security Description	Principal Amount	Value
4.70%, 11/1/2111	$ 84,000	$ 101,092
Cleveland Clinic Foundation 4.86%, 1/1/2114	280,000	333,922
Ecolab, Inc.:
3.95%, 12/1/2047	65,000	70,015
5.50%, 12/8/2041	199,000	254,145
George Washington University:
4.87%, 9/15/2045	81,000	99,692
Series 2014, 4.30%, 9/15/2044	340,000	386,978
Series 2018, 4.13%, 9/15/2048	91,000	102,049
Georgetown University:
Series A, 5.22%, 10/1/2118	75,000	92,842
Series B, 4.32%, 4/1/2049	100,000	115,941
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	61,000	67,421
Massachusetts Institute of Technology:
3.89%, 7/1/2116	107,000	113,408
4.68%, 7/1/2114	461,000	580,547
5.60%, 7/1/2111	241,000	362,657
Moody's Corp.:
4.25%, 2/1/2029	100,000	109,504
4.88%, 12/17/2048	160,000	186,333
Northwestern University Series 2017, 3.66%, 12/1/2057	452,000	485,019
President & Fellows of Harvard College 4.88%, 10/15/2040	117,000	145,163
President and Fellows of Harvard College 3.30%, 7/15/2056	309,000	304,180
Princeton University 5.70%, 3/1/2039	302,000	411,970
S&P Global, Inc. 6.55%, 11/15/2037	247,000	335,853
University of Chicago 4.00%, 10/1/2053	60,000	64,441
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	53,000	54,187
Series 2017, 3.39%, 2/15/2048	271,000	274,889
University of Pennsylvania 4.67%, 9/1/2112	14,000	16,783
University of Southern California:
3.03%, 10/1/2039	654,000	639,782
Series 2017, 3.84%, 10/1/2047	42,000	45,959
Verisk Analytics, Inc. 5.50%, 6/15/2045	176,000	206,580
Western Union Co. 6.20%, 11/17/2036	254,000	274,566
William Marsh Rice University 3.57%, 5/15/2045	257,000	267,164
		6,752,404
COMPUTERS — 2.3%
Apple, Inc.:
3.45%, 2/9/2045	923,000	922,723
3.75%, 9/12/2047	774,000	810,332

279

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.75%, 11/13/2047	$ 203,000	$ 213,040
3.85%, 5/4/2043	1,167,000	1,241,455
3.85%, 8/4/2046	377,000	400,887
4.25%, 2/9/2047	638,000	715,645
4.38%, 5/13/2045	1,245,000	1,418,727
4.45%, 5/6/2044	652,000	748,150
4.50%, 2/23/2036	278,000	325,310
4.65%, 2/23/2046	1,167,000	1,384,681
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029 (e)	810,000	853,043
8.10%, 7/15/2036 (e)	255,000	311,072
8.35%, 7/15/2046 (e)	581,000	733,327
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	170,000	190,543
6.35%, 10/15/2045	582,000	644,425
HP, Inc. 6.00%, 9/15/2041	335,000	369,207
International Business Machines Corp.:
4.00%, 6/20/2042	385,000	397,616
4.15%, 5/15/2039	500,000	533,960
4.25%, 5/15/2049	729,000	782,837
4.70%, 2/19/2046	620,000	708,238
5.60%, 11/30/2039	182,000	230,266
5.88%, 11/29/2032	154,000	198,589
6.22%, 8/1/2027	30,000	37,113
6.50%, 1/15/2028	30,000	38,042
7.13%, 12/1/2096	200,000	282,664
		14,491,892
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	180,000	193,005
Series MTN, 4.00%, 8/15/2045	168,000	188,168
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	19,000	21,283
4.38%, 6/15/2045	350,000	398,962
6.00%, 5/15/2037	180,000	237,402
Procter & Gamble Co.:
3.50%, 10/25/2047	54,000	57,595
5.50%, 2/1/2034	77,000	102,278
5.55%, 3/5/2037	265,000	354,790
5.80%, 8/15/2034	76,000	104,156
Unilever Capital Corp. 5.90%, 11/15/2032	234,000	313,878
		1,971,517
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	350,000	343,210
4.20%, 5/15/2047	30,000	31,729
4.60%, 6/15/2045	489,000	541,465
		916,404
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.5%
American Express Co. 4.05%, 12/3/2042	$ 248,000	$ 271,431
Brookfield Finance, Inc. 4.70%, 9/20/2047	552,000	575,615
CME Group, Inc. 5.30%, 9/15/2043	317,000	405,957
Credit Suisse USA, Inc. 7.13%, 7/15/2032	134,000	190,683
GE Capital International Funding Co. 4.42%, 11/15/2035	2,017,000	1,996,326
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	425,000	477,058
Invesco Finance PLC 5.38%, 11/30/2043	94,000	106,232
Jefferies Group LLC:
6.25%, 1/15/2036	82,000	87,591
6.50%, 1/20/2043	75,000	80,772
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	621,000	599,066
Legg Mason, Inc. 5.63%, 1/15/2044	503,000	546,746
Mastercard, Inc.:
2.95%, 6/1/2029	9,000	9,282
3.65%, 6/1/2049	650,000	687,271
3.80%, 11/21/2046	212,000	228,553
3.95%, 2/26/2048	50,000	55,568
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	177,000	195,771
4.30%, 3/15/2049	80,000	90,257
4.40%, 11/1/2048	350,000	399,385
Series MTNC, 8.00%, 3/1/2032	81,000	117,748
Raymond James Financial, Inc. 4.95%, 7/15/2046	371,000	416,755
Visa, Inc.:
3.65%, 9/15/2047	337,000	363,431
4.15%, 12/14/2035	477,000	547,033
4.30%, 12/14/2045	1,085,000	1,277,099
		9,725,630
ELECTRIC — 10.5%
AEP Texas, Inc. Series G, 4.15%, 5/1/2049	100,000	107,005
AEP Transmission Co. LLC:
3.75%, 12/1/2047	59,000	60,202
3.80%, 6/15/2049	200,000	206,590
4.25%, 9/15/2048	30,000	33,181
Alabama Power Co.:
3.75%, 3/1/2045	186,000	190,758
3.85%, 12/1/2042	85,000	88,073
4.15%, 8/15/2044	390,000	421,886
4.30%, 1/2/2046	60,000	66,923
6.00%, 3/1/2039	3,000	3,966

280

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
6.13%, 5/15/2038	$ 229,000	$ 304,231
Series A, 4.30%, 7/15/2048	30,000	33,638
Series B, 3.70%, 12/1/2047	550,000	560,593
Ameren Illinois Co.:
3.70%, 12/1/2047	610,000	629,111
4.15%, 3/15/2046	77,000	84,687
4.50%, 3/15/2049	40,000	46,601
Appalachian Power Co.:
4.40%, 5/15/2044	275,000	299,090
4.45%, 6/1/2045	700,000	769,202
7.00%, 4/1/2038	136,000	187,534
Arizona Public Service Co.:
3.75%, 5/15/2046	36,000	36,041
4.20%, 8/15/2048	80,000	86,046
4.25%, 3/1/2049	100,000	108,781
4.35%, 11/15/2045	142,000	155,581
4.50%, 4/1/2042	203,000	224,904
5.05%, 9/1/2041	64,000	74,963
Avangrid, Inc. 3.80%, 6/1/2029	6,000	6,278
Avista Corp. 4.35%, 6/1/2048	160,000	176,939
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	419,000	412,853
4.25%, 9/15/2048	100,000	110,851
6.35%, 10/1/2036	155,000	208,190
Berkshire Hathaway Energy Co.:
4.45%, 1/15/2049	55,000	62,116
4.50%, 2/1/2045	129,000	144,991
5.15%, 11/15/2043	96,000	117,304
5.95%, 5/15/2037	70,000	91,379
6.13%, 4/1/2036	422,000	564,244
Black Hills Corp.:
4.20%, 9/15/2046	137,000	139,303
4.35%, 5/1/2033	100,000	110,572
CenterPoint Energy Houston Electric LLC:
Series AC, 4.25%, 2/1/2049	155,000	176,128
Series K2, 6.95%, 3/15/2033	400,000	567,276
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	110,000	117,354
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	130,000	158,174
CMS Energy Corp. 4.88%, 3/1/2044	330,000	383,160
Commonwealth Edison Co.:
3.65%, 6/15/2046	94,000	95,728
3.70%, 3/1/2045	455,000	464,596
3.80%, 10/1/2042	206,000	212,615
4.00%, 3/1/2049	210,000	226,666
4.35%, 11/15/2045	170,000	191,609
4.60%, 8/15/2043	69,000	79,406
4.70%, 1/15/2044	264,000	309,852
5.90%, 3/15/2036	50,000	64,381
6.45%, 1/15/2038	173,000	238,965
Series 123, 3.75%, 8/15/2047	214,000	221,807
Security Description	Principal Amount	Value
Connecticut Light & Power Co.:
4.00%, 4/1/2048	$ 80,000	$ 87,638
4.30%, 4/15/2044	236,000	265,040
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	455,000	468,659
3.95%, 3/1/2043	500,000	519,185
4.45%, 3/15/2044	572,000	634,766
4.63%, 12/1/2054	274,000	306,891
5.70%, 6/15/2040	430,000	544,290
Series 05-A, 5.30%, 3/1/2035	134,000	160,068
Series 06-A, 5.85%, 3/15/2036	194,000	246,000
Series 09-C, 5.50%, 12/1/2039	1,000	1,262
Series 12-A, 4.20%, 3/15/2042	313,000	336,437
Series A, 4.13%, 5/15/2049	200,000	215,630
Series C, 4.00%, 11/15/2057	65,000	66,290
Series C, 4.30%, 12/1/2056	167,000	179,806
Series E, 4.65%, 12/1/2048	150,000	174,903
Consumers Energy Co.:
3.75%, 2/15/2050	250,000	263,480
3.95%, 5/15/2043	51,000	54,300
3.95%, 7/15/2047	52,000	56,593
4.05%, 5/15/2048	250,000	278,187
4.35%, 4/15/2049	75,000	86,793
Dayton Power & Light Co. 3.95%, 6/15/2049 (e)	125,000	129,243
Delmarva Power & Light Co. 4.15%, 5/15/2045	183,000	196,139
Dominion Energy, Inc.:
4.70%, 12/1/2044	490,000	550,922
7.00%, 6/15/2038	362,000	488,211
Series A, 4.60%, 3/15/2049	210,000	232,850
Series B, 5.95%, 6/15/2035	150,000	183,970
Series C, 4.05%, 9/15/2042	594,000	602,393
Series E, 6.30%, 3/15/2033	25,000	32,208
Series F, 5.25%, 8/1/2033	350,000	411,712
DTE Electric Co.:
3.70%, 3/15/2045	76,000	78,811
3.70%, 6/1/2046	107,000	110,941
3.95%, 3/1/2049	258,000	280,678
4.30%, 7/1/2044	159,000	179,012
Series A, 4.05%, 5/15/2048	415,000	458,264
DTE Energy Co. 6.38%, 4/15/2033	36,000	46,682
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	330,000	336,626
3.75%, 6/1/2045	363,000	374,199
3.88%, 3/15/2046	171,000	180,003
4.00%, 9/30/2042	183,000	195,519
5.30%, 2/15/2040	350,000	435,928
6.00%, 1/15/2038	150,000	198,616
6.05%, 4/15/2038	98,000	131,022
6.10%, 6/1/2037	190,000	250,219
6.45%, 10/15/2032	70,000	93,731
Duke Energy Corp.:

281

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
3.75%, 9/1/2046	$ 747,000	$ 730,349
3.95%, 8/15/2047	252,000	255,165
4.20%, 6/15/2049	155,000	163,451
4.80%, 12/15/2045	236,000	265,906
Duke Energy Florida LLC:
3.40%, 10/1/2046	243,000	236,021
3.85%, 11/15/2042	250,000	260,497
4.20%, 7/15/2048	55,000	60,631
5.65%, 4/1/2040	66,000	85,239
6.35%, 9/15/2037	86,000	117,694
6.40%, 6/15/2038	201,000	281,044
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	50,000	49,403
Duke Energy Indiana LLC:
3.75%, 5/15/2046	372,000	379,741
6.12%, 10/15/2035	217,000	283,966
6.35%, 8/15/2038	119,000	164,050
6.45%, 4/1/2039	118,000	165,113
Series WWW, 4.90%, 7/15/2043	116,000	136,479
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	14,307
Duke Energy Progress LLC:
3.60%, 9/15/2047	189,000	188,800
3.70%, 10/15/2046	190,000	193,471
4.10%, 5/15/2042	143,000	153,828
4.10%, 3/15/2043	75,000	80,433
4.15%, 12/1/2044	163,000	176,519
4.20%, 8/15/2045	25,000	27,391
4.38%, 3/30/2044	63,000	70,532
6.30%, 4/1/2038	145,000	198,089
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	40,279
6.00%, 5/15/2035	59,000	71,780
Emera US Finance L.P. 4.75%, 6/15/2046	310,000	334,478
Entergy Arkansas LLC 4.20%, 4/1/2049	300,000	330,318
Entergy Louisiana LLC:
4.00%, 3/15/2033	60,000	66,083
4.20%, 9/1/2048	50,000	55,273
4.20%, 4/1/2050	250,000	277,405
Entergy Mississippi LLC 3.85%, 6/1/2049	200,000	209,312
Entergy Texas, Inc. 4.50%, 3/30/2039	330,000	366,336
Exelon Corp.:
4.45%, 4/15/2046	25,000	26,757
4.95%, 6/15/2035	90,000	100,454
5.10%, 6/15/2045	112,000	130,848
5.63%, 6/15/2035	187,000	225,589
Exelon Generation Co. LLC:
5.60%, 6/15/2042	922,000	1,026,767
5.75%, 10/1/2041	230,000	251,921
6.25%, 10/1/2039	6,000	7,131
FirstEnergy Corp.:
Security Description	Principal Amount	Value
Series C, 4.85%, 7/15/2047	$ 379,000	$ 427,262
Series C, 7.38%, 11/15/2031	715,000	978,792
Florida Power & Light Co.:
3.70%, 12/1/2047	310,000	323,066
3.80%, 12/15/2042	90,000	95,528
3.95%, 3/1/2048	10,000	10,886
3.99%, 3/1/2049	200,000	219,152
4.05%, 6/1/2042	716,000	781,249
4.13%, 6/1/2048	418,000	467,863
4.95%, 6/1/2035	195,000	230,905
5.25%, 2/1/2041	101,000	125,509
5.63%, 4/1/2034	140,000	179,113
5.65%, 2/1/2037	100,000	128,785
5.69%, 3/1/2040	169,000	218,294
5.95%, 2/1/2038	85,000	114,710
Georgia Power Co.:
4.30%, 3/15/2042	620,000	656,047
Series 10-C, 4.75%, 9/1/2040	95,000	104,001
Iberdrola International B.V. 6.75%, 7/15/2036	36,000	47,529
Indiana Michigan Power Co.:
6.05%, 3/15/2037	67,000	85,676
Series K, 4.55%, 3/15/2046	112,000	126,234
Series L, 3.75%, 7/1/2047	122,000	123,233
Interstate Power & Light Co.:
3.70%, 9/15/2046	150,000	145,267
6.25%, 7/15/2039	150,000	194,860
ITC Holdings Corp. 5.30%, 7/1/2043	50,000	60,054
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	86,800
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	129,262	151,959
Kansas City Power & Light Co.:
4.20%, 6/15/2047	114,000	125,536
5.30%, 10/1/2041	150,000	180,615
Series 2019, 4.13%, 4/1/2049	100,000	109,163
Series B, 6.05%, 11/15/2035	30,000	37,836
Kentucky Utilities Co.:
4.38%, 10/1/2045	80,000	90,148
5.13%, 11/1/2040	26,000	31,721
Louisville Gas & Electric Co. 4.25%, 4/1/2049	50,000	56,062
MidAmerican Energy Co.:
3.65%, 8/1/2048	181,000	186,515
3.95%, 8/1/2047	130,000	140,698
4.25%, 5/1/2046	400,000	449,756
4.25%, 7/15/2049	54,000	61,320
4.40%, 10/15/2044	309,000	351,293
4.80%, 9/15/2043	541,000	646,971
6.75%, 12/30/2031	37,000	50,437
Series MTN, 5.75%, 11/1/2035	216,000	274,465
Series MTN, 5.80%, 10/15/2036	75,000	95,937
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	287,000	291,865

282

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
National Grid USA 5.80%, 4/1/2035	$ 82,000	$ 96,448
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	360,000	385,110
Series N, 6.65%, 4/1/2036	129,000	175,802
Series R, 6.75%, 7/1/2037	259,000	357,534
Northern States Power Co.:
3.60%, 5/15/2046	401,000	409,020
4.00%, 8/15/2045	173,000	184,977
4.13%, 5/15/2044	470,000	515,924
5.35%, 11/1/2039	6,000	7,529
6.20%, 7/1/2037	84,000	114,584
6.25%, 6/1/2036	39,000	52,311
NorthWestern Corp. 4.18%, 11/15/2044	111,000	118,844
NSTAR Electric Co. 5.50%, 3/15/2040	122,000	153,356
Oglethorpe Power Corp.:
5.05%, 10/1/2048	110,000	127,500
5.38%, 11/1/2040	319,000	376,586
5.95%, 11/1/2039	125,000	154,166
Ohio Edison Co. 6.88%, 7/15/2036	15,000	20,059
Ohio Power Co. 4.00%, 6/1/2049	90,000	96,512
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	300,000	304,983
4.15%, 4/1/2047	157,000	165,203
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	191,000	200,019
3.80%, 9/30/2047	179,000	189,455
3.80%, 6/1/2049 (e)	75,000	79,229
4.10%, 11/15/2048	50,000	55,793
4.55%, 12/1/2041	36,000	41,523
5.25%, 9/30/2040	59,000	73,568
5.30%, 6/1/2042	324,000	409,756
7.00%, 5/1/2032	75,000	105,122
7.25%, 1/15/2033	112,000	162,012
7.50%, 9/1/2038	132,000	204,629
PacifiCorp:
3.50%, 6/15/2029	335,000	358,011
4.13%, 1/15/2049	400,000	440,084
4.15%, 2/15/2050	595,000	658,231
5.25%, 6/15/2035	50,000	60,219
6.00%, 1/15/2039	50,000	66,599
6.10%, 8/1/2036	147,000	192,879
6.35%, 7/15/2038	195,000	265,834
PECO Energy Co.:
4.15%, 10/1/2044	151,000	164,820
5.95%, 10/1/2036	38,000	49,215
Potomac Electric Power Co. 6.50%, 11/15/2037	335,000	459,379
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	10,000	9,649
4.70%, 6/1/2043	213,000	227,260
5.00%, 3/15/2044	350,000	390,757
Security Description	Principal Amount	Value
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	$ 265,000	$ 283,953
4.13%, 6/15/2044	210,000	229,559
4.15%, 10/1/2045	20,000	21,999
4.15%, 6/15/2048	135,000	149,352
4.75%, 7/15/2043	513,000	604,314
6.25%, 5/15/2039	150,000	201,349
Progress Energy, Inc.:
6.00%, 12/1/2039	420,000	524,605
7.00%, 10/30/2031	190,000	256,405
7.75%, 3/1/2031	63,000	88,200
Public Service Co. of Colorado:
3.80%, 6/15/2047	202,000	210,969
4.05%, 9/15/2049	100,000	109,683
4.10%, 6/15/2048	65,000	71,715
Series 17, 6.25%, 9/1/2037	51,000	68,988
Public Service Co. of New Hampshire 3.60%, 7/1/2049	350,000	357,343
Public Service Electric & Gas Co.:
Series MTN, 3.60%, 12/1/2047	55,000	56,291
Series MTN, 3.65%, 9/1/2042	315,000	324,053
Series MTN, 3.80%, 1/1/2043	66,000	69,376
Series MTN, 3.85%, 5/1/2049	125,000	133,889
Series MTN, 3.95%, 5/1/2042	117,000	125,366
Series MTN, 4.05%, 5/1/2048	50,000	54,942
Series MTN, 4.15%, 11/1/2045	156,000	166,942
Series MTN, 5.50%, 3/1/2040	240,000	305,779
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	151,000	168,324
4.30%, 5/20/2045	93,000	103,104
5.64%, 4/15/2041	42,000	52,884
5.76%, 10/1/2039	100,000	129,568
5.80%, 3/15/2040	34,000	43,890
6.27%, 3/15/2037	480,000	630,734
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	159,000	165,850
4.50%, 8/15/2040	219,000	235,572
6.00%, 6/1/2039	47,000	57,587
Series RRR, 3.75%, 6/1/2047	155,000	150,454
Series TTT, 4.10%, 6/15/2049	150,000	154,914
Sempra Energy:
3.80%, 2/1/2038	167,000	161,379
4.00%, 2/1/2048	473,000	462,495
6.00%, 10/15/2039	88,000	106,272
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	579,000	629,327
4.60%, 6/15/2043	102,000	115,517
5.10%, 6/1/2065	96,000	120,282
5.45%, 2/1/2041	104,000	128,028
6.05%, 1/15/2038	190,000	246,774
6.63%, 2/1/2032	50,000	65,611
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	715	752

283

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Southern California Edison Co.:
4.00%, 4/1/2047	$ 150,000	$ 149,355
4.05%, 3/15/2042	190,000	187,226
4.50%, 9/1/2040	331,000	348,907
4.65%, 10/1/2043	850,000	911,336
5.50%, 3/15/2040	122,000	140,999
6.00%, 1/15/2034	101,000	120,752
6.05%, 3/15/2039	278,000	338,184
6.65%, 4/1/2029	284,000	325,197
Series 04-G, 5.75%, 4/1/2035	64,000	74,163
Series 05-B, 5.55%, 1/15/2036	55,000	61,115
Series 05-E, 5.35%, 7/15/2035	100,000	112,047
Series 06-E, 5.55%, 1/15/2037	317,000	363,488
Series 08-A, 5.95%, 2/1/2038	139,000	166,243
Series 13-A, 3.90%, 3/15/2043	455,000	443,229
Series B, 4.88%, 3/1/2049	55,000	61,834
Series C, 3.60%, 2/1/2045	172,000	159,922
Southern Co.:
4.25%, 7/1/2036	144,000	149,034
4.40%, 7/1/2046	728,000	768,513
Southern Power Co.:
5.15%, 9/15/2041	15,000	16,422
5.25%, 7/15/2043	300,000	332,274
Series F, 4.95%, 12/15/2046	296,000	317,646
Southwestern Electric Power Co.:
6.20%, 3/15/2040	215,000	276,922
Series J, 3.90%, 4/1/2045	447,000	444,685
Series L, 3.85%, 2/1/2048	250,000	246,627
Southwestern Public Service Co.:
3.70%, 8/15/2047	337,000	340,407
3.75%, 6/15/2049	100,000	102,070
4.50%, 8/15/2041	31,000	34,610
Series 6, 4.40%, 11/15/2048	100,000	112,747
Tampa Electric Co.:
4.30%, 6/15/2048	100,000	108,895
4.35%, 5/15/2044	382,000	410,776
Toledo Edison Co. 6.15%, 5/15/2037	17,000	21,652
Tucson Electric Power Co. 4.85%, 12/1/2048	116,000	135,545
Union Electric Co.:
3.65%, 4/15/2045	72,000	73,595
3.90%, 9/15/2042	165,000	173,537
5.30%, 8/1/2037	95,000	116,045
8.45%, 3/15/2039	54,000	85,784
Virginia Electric & Power Co.:
4.00%, 1/15/2043	90,000	93,824
4.45%, 2/15/2044	150,000	167,896
8.88%, 11/15/2038	153,000	250,567
Series A, 6.00%, 5/15/2037	167,000	214,137
Series B, 4.20%, 5/15/2045	250,000	269,945
Series B, 6.00%, 1/15/2036	112,000	142,089
Series C, 4.00%, 11/15/2046	189,000	199,539
Series D, 4.65%, 8/15/2043	50,000	57,360
Westar Energy, Inc.:
Security Description	Principal Amount	Value
4.10%, 4/1/2043	$ 117,000	$ 125,485
4.13%, 3/1/2042	255,000	274,732
4.25%, 12/1/2045	60,000	65,582
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	270,000	301,301
5.70%, 12/1/2036	94,000	121,353
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	200,000	203,628
6.38%, 8/15/2037	87,000	118,799
Wisconsin Public Service Corp. 4.75%, 11/1/2044	77,000	90,935
Xcel Energy, Inc. 6.50%, 7/1/2036	305,000	400,227
		67,432,466
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
5.25%, 11/15/2039	34,000	42,002
6.13%, 4/15/2039	62,000	82,562
		124,564
ELECTRONICS — 0.3%
Amphenol Corp. 4.35%, 6/1/2029 (c)	250,000	270,683
Corning, Inc.:
4.38%, 11/15/2057	191,000	186,267
4.70%, 3/15/2037	165,000	179,541
4.75%, 3/15/2042	180,000	197,186
5.75%, 8/15/2040	94,000	112,117
5.85%, 11/15/2068	100,000	118,756
Fortive Corp. 4.30%, 6/15/2046	107,000	108,307
Honeywell International, Inc.:
3.81%, 11/21/2047	319,000	341,164
5.70%, 3/15/2037	111,000	143,499
Series 30, 5.38%, 3/1/2041	145,000	186,596
Tyco Electronics Group SA 7.13%, 10/1/2037	147,000	199,417
		2,043,533
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.70%, 5/15/2041	160,000	203,502
6.20%, 3/1/2040	100,000	132,967
Waste Management, Inc.:
3.45%, 6/15/2029	19,000	20,021
3.90%, 3/1/2035	78,000	82,523
4.00%, 7/15/2039	210,000	225,698
4.10%, 3/1/2045	224,000	241,875
4.15%, 7/15/2049	475,000	519,517
		1,426,103
FOOD — 1.6%
Campbell Soup Co.:
3.80%, 8/2/2042	250,000	218,085

284

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.80%, 3/15/2048 (c)	$ 137,000	$ 139,041
Conagra Brands, Inc.:
5.30%, 11/1/2038	89,000	96,450
5.40%, 11/1/2048	255,000	279,850
7.00%, 10/1/2028	174,000	215,570
8.25%, 9/15/2030	68,000	92,249
General Mills, Inc.:
4.15%, 2/15/2043	130,000	128,170
4.55%, 4/17/2038 (c)	175,000	186,167
4.70%, 4/17/2048 (c)	150,000	161,564
5.40%, 6/15/2040	196,000	226,476
Hershey Co. 3.38%, 8/15/2046	183,000	182,499
JM Smucker Co.:
4.25%, 3/15/2035	142,000	145,852
4.38%, 3/15/2045	309,000	312,986
Kellogg Co.:
4.50%, 4/1/2046	171,000	170,207
Series B, 7.45%, 4/1/2031	149,000	201,189
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	264,000	302,180
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	844,000	799,673
5.00%, 7/15/2035 (c)	337,000	354,824
5.00%, 6/4/2042	838,000	862,528
5.20%, 7/15/2045	624,000	653,091
6.50%, 2/9/2040	123,000	143,718
6.75%, 3/15/2032	50,000	60,514
6.88%, 1/26/2039	268,000	323,664
Kroger Co.:
3.88%, 10/15/2046	33,000	29,541
4.65%, 1/15/2048	325,000	326,641
5.00%, 4/15/2042	110,000	114,392
5.15%, 8/1/2043	400,000	423,872
5.40%, 7/15/2040	250,000	270,497
5.40%, 1/15/2049	530,000	588,851
6.90%, 4/15/2038	108,000	135,935
Mondelez International, Inc. 4.63%, 5/7/2048	240,000	259,320
Sysco Corp.:
4.45%, 3/15/2048	200,000	218,472
4.85%, 10/1/2045	310,000	351,763
Tyson Foods, Inc.:
4.55%, 6/2/2047	270,000	282,085
5.10%, 9/28/2048	464,000	523,837
5.15%, 8/15/2044	234,000	261,762
		10,043,515
FOREST PRODUCTS & PAPER — 0.5%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (c)	115,000	123,193
Georgia-Pacific LLC:
7.75%, 11/15/2029	243,000	343,553
8.88%, 5/15/2031	73,000	113,257
International Paper Co.:
Security Description	Principal Amount	Value
4.35%, 8/15/2048	$ 733,000	$ 718,040
4.40%, 8/15/2047	645,000	629,849
4.80%, 6/15/2044	169,000	173,806
5.00%, 9/15/2035	195,000	214,383
5.15%, 5/15/2046	140,000	149,848
6.00%, 11/15/2041	100,000	117,242
7.30%, 11/15/2039	142,000	184,739
Suzano Austria GmbH 6.00%, 1/15/2029 (e)	200,000	218,462
		2,986,372
GAS — 0.9%
Atmos Energy Corp.:
4.13%, 10/15/2044	95,000	104,029
4.13%, 3/15/2049	295,000	325,417
4.15%, 1/15/2043	116,000	125,848
5.50%, 6/15/2041	258,000	326,107
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	326,000	334,147
5.85%, 1/15/2041	98,000	121,470
6.63%, 11/1/2037	51,000	66,931
Dominion Energy Gas Holdings LLC 4.80%, 11/1/2043	153,000	174,325
NiSource, Inc.:
3.95%, 3/30/2048	105,000	105,339
4.38%, 5/15/2047	441,000	472,249
4.80%, 2/15/2044	527,000	587,658
5.25%, 2/15/2043	160,000	186,099
5.65%, 2/1/2045	167,000	203,665
5.95%, 6/15/2041	111,000	136,255
ONE Gas, Inc.:
4.50%, 11/1/2048	204,000	233,239
4.66%, 2/1/2044	109,000	125,555
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	11,000	11,466
3.64%, 11/1/2046	295,000	281,203
Southern California Gas Co.:
3.75%, 9/15/2042	455,000	455,773
5.13%, 11/15/2040	100,000	117,025
Series VV, 4.30%, 1/15/2049	71,000	78,033
Series WW, 3.95%, 2/15/2050	125,000	129,843
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	43,000	45,423
4.40%, 5/30/2047	331,000	349,980
5.88%, 3/15/2041	165,000	200,963
Southwest Gas Corp.:
3.80%, 9/29/2046	112,000	109,925
4.15%, 6/1/2049	55,000	57,581
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	102,000	102,147
		5,567,695

285

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc. 4.10%, 3/1/2048	$ 56,000	$ 60,730
Stanley Black & Decker, Inc.:
4.85%, 11/15/2048	100,000	117,561
5.20%, 9/1/2040	181,000	216,364
		394,655
HEALTH CARE PRODUCTS — 1.3%
Abbott Laboratories:
4.75%, 11/30/2036	300,000	354,945
4.75%, 4/15/2043	174,000	204,041
4.90%, 11/30/2046	1,359,000	1,676,123
5.30%, 5/27/2040	206,000	255,665
6.00%, 4/1/2039	187,000	247,930
6.15%, 11/30/2037	160,000	213,544
Baxter International, Inc. 3.50%, 8/15/2046	86,000	80,318
Becton Dickinson and Co.:
4.67%, 6/6/2047	162,000	181,753
4.69%, 12/15/2044	247,000	273,834
Boston Scientific Corp.:
4.55%, 3/1/2039	285,000	316,695
4.70%, 3/1/2049	345,000	393,828
7.00%, 11/15/2035	235,000	314,033
7.38%, 1/15/2040	130,000	188,794
Danaher Corp. 4.38%, 9/15/2045	127,000	141,013
Koninklijke Philips NV:
5.00%, 3/15/2042	210,000	244,936
6.88%, 3/11/2038	413,000	570,935
Medtronic, Inc.:
4.00%, 4/1/2043	87,000	93,555
4.38%, 3/15/2035	393,000	451,191
4.63%, 3/15/2045	1,179,000	1,425,588
Stryker Corp.:
4.10%, 4/1/2043	40,000	41,712
4.38%, 5/15/2044	146,000	157,918
4.63%, 3/15/2046	247,000	283,393
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	130,000	139,288
5.30%, 2/1/2044	130,000	158,814
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045 (c)	217,000	218,875
		8,628,721
HEALTH CARE SERVICES — 3.5%
Advocate Health & Hospitals Corp. 4.27%, 8/15/2048	30,000	33,836
Aetna, Inc.:
3.88%, 8/15/2047	60,000	54,290
4.13%, 11/15/2042	263,000	247,173
4.50%, 5/15/2042	138,000	137,085
4.75%, 3/15/2044	200,000	204,522
Security Description	Principal Amount	Value
6.63%, 6/15/2036	$ 443,000	$ 551,269
6.75%, 12/15/2037	193,000	242,138
AHS Hospital Corp. 5.02%, 7/1/2045	132,000	161,639
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	105,995
Anthem, Inc.:
4.38%, 12/1/2047	166,000	176,368
4.63%, 5/15/2042	669,000	728,153
4.65%, 1/15/2043	360,000	391,878
4.65%, 8/15/2044	393,000	428,633
5.10%, 1/15/2044	170,000	195,908
5.85%, 1/15/2036	2,000	2,407
5.95%, 12/15/2034	154,000	189,352
6.38%, 6/15/2037	200,000	253,788
Ascension Health:
3.95%, 11/15/2046	215,000	232,254
4.85%, 11/15/2053	101,000	123,773
Baylor Scott & White Holdings:
3.97%, 11/15/2046	87,000	92,048
4.19%, 11/15/2045	291,000	319,888
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	327,000	359,069
Children's Hospital Medical Center 4.27%, 5/15/2044	205,000	228,971
Cigna Corp.:
4.80%, 8/15/2038 (e)	599,000	644,991
4.90%, 12/15/2048 (e)	890,000	971,933
Cigna Holding Co. 3.88%, 10/15/2047	538,000	501,244
City of Hope Series 2018, 4.38%, 8/15/2048	150,000	165,798
CommonSpirit Health 4.35%, 11/1/2042	141,000	141,718
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	107,803
Dignity Health 5.27%, 11/1/2064	146,000	164,393
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	62,000	67,892
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	170,000	188,054
4.50%, 7/1/2057	137,000	159,713
HCA, Inc.:
5.13%, 6/15/2039	125,000	130,224
5.25%, 6/15/2049	875,000	912,380
5.50%, 6/15/2047	770,000	825,471
Humana, Inc.:
4.63%, 12/1/2042	171,000	178,893
4.80%, 3/15/2047	70,000	76,456
4.95%, 10/1/2044	299,000	331,140
Indiana University Health, Inc. 3.97%, 11/1/2048	170,000	183,598
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	91,000	96,895
Kaiser Foundation Hospitals:

286

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.15%, 5/1/2047	$ 284,000	$ 316,484
4.88%, 4/1/2042	274,000	331,241
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	259,000	267,677
Mayo Clinic:
3.77%, 11/15/2043	190,000	196,422
Series 2013, 4.00%, 11/15/2047	51,000	54,413
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	65,000	72,881
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	12,000	13,364
Series 2015, 4.20%, 7/1/2055	222,000	253,675
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	85,000	94,233
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	50,788
New York and Presbyterian Hospital:
4.02%, 8/1/2045	21,000	23,244
4.06%, 8/1/2056	279,000	293,968
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	229,000	233,713
4.26%, 11/1/2047	137,000	145,909
NYU Langone Hospitals:
4.37%, 7/1/2047	37,000	40,926
4.78%, 7/1/2044	326,000	373,661
Orlando Health Obligated Group 4.09%, 10/1/2048	65,000	69,006
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	113,000	121,013
Series 2017, 3.77%, 7/1/2048	40,000	40,110
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	120,112
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	185,000	191,836
Series I, 3.74%, 10/1/2047	195,000	198,533
Quest Diagnostics, Inc.:
4.20%, 6/30/2029	450,000	483,327
4.70%, 3/30/2045	81,000	84,581
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	262,000	271,626
Stanford Health Care Series 2018, 3.80%, 11/15/2048	145,000	155,552
Sutter Health Series 2018, 4.09%, 8/15/2048	50,000	53,927
Texas Health Resources 4.33%, 11/15/2055	43,000	48,051
Toledo Hospital:
5.75%, 11/15/2038	100,000	115,327
6.02%, 11/15/2048 (c)	110,000	128,040
Trinity Health Corp. 4.13%, 12/1/2045	265,000	287,793
UnitedHealth Group, Inc.:
3.75%, 10/15/2047	218,000	223,422
Security Description	Principal Amount	Value
3.95%, 10/15/2042	$ 321,000	$ 336,700
4.20%, 1/15/2047	529,000	578,980
4.25%, 3/15/2043	111,000	121,828
4.25%, 4/15/2047	815,000	898,301
4.25%, 6/15/2048	388,000	430,308
4.38%, 3/15/2042	300,000	332,682
4.45%, 12/15/2048	101,000	116,058
4.63%, 11/15/2041	315,000	357,881
4.75%, 7/15/2045	374,000	443,205
5.70%, 10/15/2040	601,000	759,742
5.80%, 3/15/2036	146,000	188,182
5.95%, 2/15/2041	139,000	182,304
6.50%, 6/15/2037	142,000	196,069
6.63%, 11/15/2037	201,000	281,748
6.88%, 2/15/2038	73,000	105,497
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	190,000	223,461
		22,216,834
HOME FURNISHINGS — 0.1%
Whirlpool Corp. 4.50%, 6/1/2046	351,000	333,959
HOUSEHOLD PRODUCTS & WARES — 0.2%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	102,000	102,823
Kimberly-Clark Corp.:
3.20%, 7/30/2046	505,000	485,638
3.90%, 5/4/2047	261,000	281,319
5.30%, 3/1/2041	284,000	362,640
6.63%, 8/1/2037	1,000	1,429
		1,233,849
HOUSEWARES — 0.0% (a)
Newell Brands, Inc.:
5.38%, 4/1/2036	119,000	117,552
5.50%, 4/1/2046	159,000	153,621
		271,173
INSURANCE — 4.0%
ACE Capital Trust II 9.70%, 4/1/2030	240,000	340,812
Aflac, Inc.:
4.00%, 10/15/2046	29,000	30,285
4.75%, 1/15/2049	180,000	211,588
Alleghany Corp. 4.90%, 9/15/2044	173,000	188,492
Allstate Corp.:
3.85%, 8/10/2049	250,000	264,210
4.20%, 12/15/2046	202,000	225,182
4.50%, 6/15/2043	266,000	304,003
5.55%, 5/9/2035	124,000	155,222
5.95%, 4/1/2036	23,000	29,939
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (b)	148,000	168,283
American Financial Group, Inc. 4.50%, 6/15/2047	172,000	174,210

287

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
American International Group, Inc.:
3.88%, 1/15/2035	$ 348,000	$ 347,565
4.38%, 1/15/2055	574,000	578,833
4.50%, 7/16/2044	18,000	18,995
4.70%, 7/10/2035	439,000	478,479
4.75%, 4/1/2048	448,000	492,903
4.80%, 7/10/2045	323,000	355,284
6.25%, 5/1/2036	341,000	422,509
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (b)	151,000	194,838
Aon Corp. 6.25%, 9/30/2040	12,000	15,320
Aon PLC:
4.45%, 5/24/2043	51,000	52,218
4.60%, 6/14/2044	120,000	131,291
4.75%, 5/15/2045	200,000	223,240
Arch Capital Group US, Inc. 5.14%, 11/1/2043	147,000	175,243
Arch Capital Group, Ltd. 7.35%, 5/1/2034	330,000	465,818
Assurant, Inc. 6.75%, 2/15/2034	196,000	235,866
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048	205,000	211,345
AXA SA 8.60%, 12/15/2030	123,000	175,389
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	1,459,000	1,629,192
4.25%, 1/15/2049	338,000	379,997
4.40%, 5/15/2042	297,000	337,683
5.75%, 1/15/2040	1,000	1,313
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	229,000	265,629
Brighthouse Financial, Inc. 4.70%, 6/22/2047	518,000	432,789
Chubb Corp.:
6.00%, 5/11/2037	202,000	270,755
Series 1, 6.50%, 5/15/2038	161,000	228,742
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	165,000	184,729
4.35%, 11/3/2045	409,000	476,366
6.70%, 5/15/2036	60,000	84,784
Cincinnati Financial Corp. 6.13%, 11/1/2034	151,000	191,939
Enstar Group, Ltd. 4.95%, 6/1/2029	9,000	9,118
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	51,000	54,657
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	144,000	152,171
4.40%, 3/15/2048	110,000	119,856
5.95%, 10/15/2036	191,000	238,152
6.10%, 10/1/2041	119,000	151,511
Lincoln National Corp.:
6.15%, 4/7/2036	59,000	73,228
Security Description	Principal Amount	Value
6.30%, 10/9/2037	$ 109,000	$ 138,548
7.00%, 6/15/2040	292,000	403,124
Loews Corp.:
4.13%, 5/15/2043	146,000	151,214
6.00%, 2/1/2035	23,000	28,885
Manulife Financial Corp. 5.38%, 3/4/2046	260,000	318,497
Markel Corp.:
4.30%, 11/1/2047	120,000	117,040
5.00%, 4/5/2046	167,000	179,114
5.00%, 5/20/2049	155,000	168,065
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	76,000	80,760
4.35%, 1/30/2047	32,000	34,660
4.38%, 3/15/2029	150,000	165,548
4.75%, 3/15/2039	85,000	97,339
4.90%, 3/15/2049	205,000	242,989
5.88%, 8/1/2033	294,000	368,138
MetLife, Inc.:
4.05%, 3/1/2045	167,000	179,079
4.13%, 8/13/2042	329,000	354,682
4.60%, 5/13/2046	146,000	168,737
4.88%, 11/13/2043	571,000	677,417
5.70%, 6/15/2035	288,000	368,329
5.88%, 2/6/2041	431,000	565,532
6.38%, 6/15/2034	273,000	374,272
6.40%, 12/15/2066	379,000	433,443
6.50%, 12/15/2032	88,000	119,771
10.75%, 8/1/2069	151,000	239,637
4.72%, 12/15/2044	274,000	319,594
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	116,000	128,906
Principal Financial Group, Inc.:
4.30%, 11/15/2046	37,000	39,120
4.35%, 5/15/2043	120,000	128,149
4.63%, 9/15/2042	50,000	54,862
6.05%, 10/15/2036	141,000	178,254
Progressive Corp 3.70%, 1/26/2045	10,000	10,293
Progressive Corp.:
4.13%, 4/15/2047	574,000	635,906
4.20%, 3/15/2048	148,000	166,460
4.35%, 4/25/2044	249,000	282,652
6.25%, 12/1/2032	99,000	131,541
Prudential Financial, Inc.:
3.91%, 12/7/2047	499,000	519,249
3.94%, 12/7/2049	585,000	613,144
Series B, 5.75%, 7/15/2033	100,000	124,412
Series MTN, 4.35%, 2/25/2050	200,000	223,596
Series MTN, 4.42%, 3/27/2048	385,000	431,547
Series MTN, 4.60%, 5/15/2044	53,000	60,545
Series MTN, 6.63%, 12/1/2037	57,000	78,593
Series MTN, 6.63%, 6/21/2040	201,000	279,362
Selective Insurance Group, Inc. 5.38%, 3/1/2049	200,000	223,364

288

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	$ 23,000	$ 32,725
Travelers Cos., Inc.:
3.75%, 5/15/2046	393,000	414,992
4.00%, 5/30/2047	299,000	325,166
4.10%, 3/4/2049	220,000	245,293
4.30%, 8/25/2045	20,000	22,732
4.60%, 8/1/2043	110,000	129,243
5.35%, 11/1/2040	130,000	165,915
6.75%, 6/20/2036	159,000	224,564
Series MTN, 6.25%, 6/15/2037	297,000	406,240
Travelers Property Casualty Corp. 6.38%, 3/15/2033	34,000	46,633
Unum Group 5.75%, 8/15/2042	195,000	224,857
Voya Financial, Inc. 5.70%, 7/15/2043	202,000	248,698
Willis North America, Inc. 5.05%, 9/15/2048	100,000	110,386
WR Berkley Corp. 4.75%, 8/1/2044	42,000	45,752
XLIT, Ltd.:
5.25%, 12/15/2043	10,000	12,291
5.50%, 3/31/2045	372,000	442,412
		25,652,241
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	250,000	255,655
4.20%, 12/6/2047	432,000	452,602
4.40%, 12/6/2057	530,000	565,897
4.50%, 11/28/2034	189,000	207,165
Amazon.com, Inc.:
3.88%, 8/22/2037	981,000	1,081,346
4.05%, 8/22/2047	1,203,000	1,360,340
4.25%, 8/22/2057	565,000	653,202
4.80%, 12/5/2034	811,000	995,738
4.95%, 12/5/2044	353,000	444,604
eBay, Inc. 4.00%, 7/15/2042	143,000	132,877
		6,149,426
IRON/STEEL — 0.5%
ArcelorMittal:
6.75%, 3/1/2041	502,000	582,822
7.00%, 10/15/2039	271,000	321,490
Nucor Corp.:
4.40%, 5/1/2048	380,000	411,426
5.20%, 8/1/2043	367,000	432,902
6.40%, 12/1/2037	31,000	40,972
Vale Overseas, Ltd.:
6.88%, 11/21/2036	468,000	562,003
6.88%, 11/10/2039	313,000	377,156
8.25%, 1/17/2034	224,000	292,342
Security Description	Principal Amount	Value
Vale SA 5.63%, 9/11/2042 (c)	$ 123,000	$ 131,970
		3,153,083
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	98,000	98,514
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	186,000	212,444
Caterpillar, Inc.:
3.80%, 8/15/2042 (c)	594,000	632,467
4.30%, 5/15/2044	119,000	135,113
4.75%, 5/15/2064	179,000	211,539
5.20%, 5/27/2041	204,000	258,023
5.30%, 9/15/2035	150,000	183,243
6.05%, 8/15/2036	137,000	181,248
		1,814,077
MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043	181,000	215,254
Deere & Co.:
3.90%, 6/9/2042 (c)	362,000	398,048
5.38%, 10/16/2029	230,000	282,396
7.13%, 3/3/2031	146,000	203,650
Dover Corp.:
5.38%, 10/15/2035	57,000	67,338
5.38%, 3/1/2041	111,000	131,641
Rockwell Automation, Inc. 4.20%, 3/1/2049	120,000	135,512
Xylem, Inc. 4.38%, 11/1/2046	157,000	163,724
		1,597,563
MEDIA — 5.9%
21st Century Fox America, Inc.:
6.15%, 3/1/2037	100,000	131,420
6.15%, 2/15/2041	250,000	338,600
6.40%, 12/15/2035	122,000	160,653
6.90%, 8/15/2039	8,000	11,487
CBS Corp.:
4.20%, 6/1/2029 (c)	550,000	582,208
4.60%, 1/15/2045	134,000	138,535
4.85%, 7/1/2042	144,000	153,619
4.90%, 8/15/2044	154,000	163,881
5.50%, 5/15/2033	121,000	139,760
5.90%, 10/15/2040 (c)	165,000	195,195
7.88%, 7/30/2030	165,000	225,616
Charter Communications Operating LLC/Charter Communications Operating Capital:
5.13%, 7/1/2049 (f)	500,000	512,035
5.38%, 4/1/2038	81,000	86,960

289

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
5.38%, 5/1/2047	$ 1,416,000	$ 1,490,991
5.75%, 4/1/2048	398,000	439,890
6.38%, 10/23/2035	799,000	936,380
6.48%, 10/23/2045	996,000	1,184,413
6.83%, 10/23/2055	196,000	232,866
Comcast Corp.:
3.20%, 7/15/2036	532,000	516,779
3.40%, 7/15/2046	362,000	346,391
3.90%, 3/1/2038	115,000	121,103
3.97%, 11/1/2047	534,000	559,418
4.00%, 8/15/2047	502,000	528,315
4.00%, 3/1/2048	259,000	272,590
4.00%, 11/1/2049	807,000	849,279
4.05%, 11/1/2052	808,000	855,664
4.20%, 8/15/2034	44,000	48,805
4.25%, 10/15/2030	337,000	375,870
4.25%, 1/15/2033	450,000	503,095
4.40%, 8/15/2035	281,000	312,837
4.50%, 1/15/2043	144,000	160,849
4.60%, 10/15/2038	210,000	240,400
4.60%, 8/15/2045	792,000	897,827
4.65%, 7/15/2042	367,000	422,388
4.70%, 10/15/2048	835,000	978,971
4.75%, 3/1/2044	628,000	728,361
4.95%, 10/15/2058	714,000	868,131
5.65%, 6/15/2035	275,000	343,637
6.40%, 5/15/2038	471,000	637,649
6.45%, 3/15/2037	314,000	423,545
6.50%, 11/15/2035	498,000	673,918
6.55%, 7/1/2039	435,000	595,602
6.95%, 8/15/2037	123,000	174,552
7.05%, 3/15/2033	562,000	786,586
Discovery Communications LLC:
4.88%, 4/1/2043	235,000	236,708
4.95%, 5/15/2042	320,000	323,674
5.00%, 9/20/2037	122,000	127,461
5.20%, 9/20/2047	657,000	693,529
5.30%, 5/15/2049	85,000	91,294
6.35%, 6/1/2040	642,000	757,265
Fox Corp.:
5.48%, 1/25/2039 (e)	375,000	442,080
5.58%, 1/25/2049 (e)	444,000	540,219
Grupo Televisa SAB:
5.00%, 5/13/2045 (c)	157,000	158,570
5.25%, 5/24/2049	500,000	516,815
6.13%, 1/31/2046 (c)	308,000	358,694
6.63%, 1/15/2040	107,000	128,641
8.50%, 3/11/2032	2,000	2,647
NBCUniversal Media LLC:
4.45%, 1/15/2043	522,000	575,667
5.95%, 4/1/2041	329,000	433,425
6.40%, 4/30/2040	450,000	610,087
Thomson Reuters Corp.:
5.50%, 8/15/2035	190,000	209,752
5.65%, 11/23/2043	100,000	115,033
Security Description	Principal Amount	Value
5.85%, 4/15/2040	$ 136,000	$ 158,454
Time Warner Cable LLC:
4.50%, 9/15/2042	451,000	419,205
5.50%, 9/1/2041	297,000	311,342
5.88%, 11/15/2040	275,000	298,375
6.55%, 5/1/2037	523,000	600,744
6.75%, 6/15/2039	852,000	995,102
7.30%, 7/1/2038	436,000	532,548
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	288,000	388,823
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	175,000	201,049
Series B, 7.00%, 3/1/2032	123,000	178,029
Series MTN, 3.00%, 7/30/2046 (c)	143,000	134,489
Series MTN, 3.70%, 12/1/2042	107,000	113,165
Viacom, Inc.:
4.38%, 3/15/2043	215,000	210,347
5.25%, 4/1/2044	233,000	254,350
5.85%, 9/1/2043	440,000	518,065
6.88%, 4/30/2036	276,000	348,591
Walt Disney Co.:
4.75%, 9/15/2044 (e)	245,000	298,481
4.75%, 11/15/2046 (e)	39,000	48,072
4.95%, 10/15/2045 (e)	72,000	90,451
5.40%, 10/1/2043 (e)	256,000	333,450
6.15%, 3/1/2037 (e)	468,000	635,563
6.15%, 2/15/2041 (e)	712,000	988,434
6.20%, 12/15/2034 (e)	296,000	400,455
6.40%, 12/15/2035 (e)	100,000	137,028
6.55%, 3/15/2033 (e)	94,000	129,018
6.65%, 11/15/2037 (e)	346,000	497,084
6.90%, 8/15/2039 (e)	159,000	236,781
7.75%, 12/1/2045 (e)	236,000	392,666
7.85%, 3/1/2039 (e)	132,000	207,200
8.15%, 10/17/2036 (e)	87,000	135,628
Series E, 4.13%, 12/1/2041	167,000	185,525
Series GMTN, 4.13%, 6/1/2044 (c)	4,000	4,546
Warner Media LLC:
4.85%, 7/15/2045	300,000	295,170
4.90%, 6/15/2042	150,000	154,104
5.35%, 12/15/2043	18,000	19,019
6.10%, 7/15/2040	60,000	70,932
6.20%, 3/15/2040	72,000	85,325
		37,676,242
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	35,000	36,850
4.38%, 6/15/2045	184,000	209,005
Valmont Industries, Inc. 5.25%, 10/1/2054	156,000	155,518
		401,373

290

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
MINING — 1.3%
Barrick Gold Corp.:
5.25%, 4/1/2042	$ 211,000	$ 248,296
6.45%, 10/15/2035	495,000	608,380
Barrick North America Finance LLC:
5.70%, 5/30/2041	150,000	182,305
5.75%, 5/1/2043	274,000	341,916
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	217,000	266,693
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (c)	164,000	181,104
5.00%, 9/30/2043	783,000	975,195
Newmont Goldcorp Corp. 5.45%, 6/9/2044 (e)	553,000	666,724
Newmont Mining Corp.:
4.88%, 3/15/2042	10,000	11,179
5.88%, 4/1/2035	408,000	493,248
6.25%, 10/1/2039	156,000	200,042
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	118,000	147,486
6.13%, 12/15/2033	75,000	100,349
7.25%, 3/15/2031	51,000	70,875
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (c)	482,000	538,471
4.75%, 3/22/2042	525,000	622,881
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	387,000	482,883
Southern Copper Corp.:
5.25%, 11/8/2042	343,000	377,173
5.88%, 4/23/2045	408,000	483,966
6.75%, 4/16/2040	136,000	171,262
7.50%, 7/27/2035	330,000	433,498
Teck Resources, Ltd.:
6.00%, 8/15/2040	438,000	475,261
6.13%, 10/1/2035	185,000	210,676
6.25%, 7/15/2041	190,000	213,218
		8,503,081
MISCELLANEOUS MANUFACTURER — 1.6%
3M Co.:
Series MTN, 3.63%, 10/15/2047	200,000	200,494
Series MTN, 3.88%, 6/15/2044	148,000	153,733
Series MTN, 4.00%, 9/14/2048	332,000	359,148
Series MTN, 5.70%, 3/15/2037	333,000	433,756
Crane Co. 4.20%, 3/15/2048	93,000	91,472
Eaton Corp.:
3.92%, 9/15/2047	157,000	159,129
4.00%, 11/2/2032	81,000	89,672
4.15%, 11/2/2042	189,000	200,153
General Electric Co.:
4.13%, 10/9/2042	1,326,000	1,222,373
4.50%, 3/11/2044	793,000	772,509
Security Description	Principal Amount	Value
Series GMTN, 6.15%, 8/7/2037	$ 509,000	$ 592,257
Series GMTN, 6.88%, 1/10/2039	504,000	631,764
Series MTN, 5.88%, 1/14/2038	1,303,000	1,479,270
Series MTNA, 6.75%, 3/15/2032	1,769,000	2,179,461
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	292,000	321,547
4.88%, 9/15/2041	130,000	157,513
Ingersoll-Rand Global Holding Co., Ltd.:
4.30%, 2/21/2048	50,000	51,974
5.75%, 6/15/2043	81,000	99,956
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	250,000	268,917
Parker-Hannifin Corp.:
4.00%, 6/14/2049	185,000	196,363
4.10%, 3/1/2047	155,000	165,357
Series MTN, 4.45%, 11/21/2044	137,000	151,921
Series MTN, 6.25%, 5/15/2038	207,000	274,886
Textron, Inc. 3.90%, 9/17/2029	150,000	156,711
		10,410,336
OIL & GAS — 5.0%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	167,000	220,861
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	214,000	218,023
6.20%, 3/15/2040	438,000	526,349
6.45%, 9/15/2036	502,000	617,485
6.60%, 3/15/2046	423,000	550,619
Apache Corp.:
4.25%, 1/15/2030	350,000	361,393
4.25%, 1/15/2044	445,000	404,162
4.75%, 4/15/2043	178,000	173,292
5.10%, 9/1/2040	435,000	437,371
5.35%, 7/1/2049	300,000	319,167
Burlington Resources LLC:
5.95%, 10/15/2036	259,000	337,824
7.20%, 8/15/2031	68,000	95,224
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	279,000	344,253
6.50%, 2/15/2037	265,000	331,920
6.75%, 2/1/2039	142,000	183,967
7.20%, 1/15/2032	163,000	215,739
Series GMTN, 4.95%, 6/1/2047	370,000	423,169
Cenovus Energy, Inc.:
5.25%, 6/15/2037	108,000	112,899
5.40%, 6/15/2047 (c)	573,000	616,903
6.75%, 11/15/2039	582,500	690,402
Concho Resources, Inc.:
4.85%, 8/15/2048	155,000	174,380
4.88%, 10/1/2047	204,000	230,012
Conoco Funding Co. 7.25%, 10/15/2031	240,000	337,918

291

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
ConocoPhillips 5.90%, 5/15/2038	$ 185,000	$ 243,416
ConocoPhillips Co.:
4.30%, 11/15/2044	195,000	218,425
5.90%, 10/15/2032	55,000	71,573
6.50%, 2/1/2039	818,000	1,147,327
ConocoPhillips Holding Co. 6.95%, 4/15/2029	310,000	417,238
Continental Resources, Inc. 4.90%, 6/1/2044 (c)	200,000	211,178
Devon Energy Corp.:
4.75%, 5/15/2042	347,000	380,787
5.00%, 6/15/2045	481,000	551,947
5.60%, 7/15/2041	367,000	439,383
7.95%, 4/15/2032	40,000	56,891
Encana Corp.:
6.50%, 8/15/2034	149,000	183,662
6.50%, 2/1/2038	156,000	190,565
6.63%, 8/15/2037	183,000	224,980
7.20%, 11/1/2031	76,000	96,813
8.13%, 9/15/2030	270,000	358,379
EOG Resources, Inc. 3.90%, 4/1/2035	163,000	171,610
Exxon Mobil Corp.:
3.57%, 3/6/2045	242,000	254,023
4.11%, 3/1/2046	633,000	728,222
Hess Corp.:
5.60%, 2/15/2041	37,000	39,863
5.80%, 4/1/2047	412,000	459,417
6.00%, 1/15/2040	625,000	690,244
7.13%, 3/15/2033	37,000	45,324
7.30%, 8/15/2031	60,000	73,968
7.88%, 10/1/2029	141,000	177,051
Husky Energy, Inc. 6.80%, 9/15/2037	495,000	627,799
Kerr-McGee Corp. 7.88%, 9/15/2031	505,000	691,567
Marathon Oil Corp.:
5.20%, 6/1/2045	201,000	223,860
6.60%, 10/1/2037	119,000	146,847
6.80%, 3/15/2032	526,000	657,137
Marathon Petroleum Corp.:
4.50%, 4/1/2048	158,000	158,572
4.75%, 9/15/2044	104,000	108,088
6.50%, 3/1/2041	622,000	774,415
Noble Energy, Inc.:
4.95%, 8/15/2047	137,000	145,552
5.05%, 11/15/2044	472,000	501,722
5.25%, 11/15/2043	195,000	210,036
6.00%, 3/1/2041	402,000	461,480
Occidental Petroleum Corp.:
4.10%, 2/15/2047	68,000	67,381
4.20%, 3/15/2048	120,000	121,174
4.40%, 4/15/2046	1,056,000	1,087,912
4.63%, 6/15/2045	324,000	344,059
Petro-Canada:
Security Description	Principal Amount	Value
5.35%, 7/15/2033	$ 51,000	$ 60,863
5.95%, 5/15/2035	184,000	228,156
6.80%, 5/15/2038	126,000	172,261
Phillips 66:
4.65%, 11/15/2034	444,000	494,354
4.88%, 11/15/2044	516,000	576,006
5.88%, 5/1/2042	469,000	578,929
Shell International Finance B.V.:
3.63%, 8/21/2042	179,000	183,908
3.75%, 9/12/2046	178,000	188,466
4.00%, 5/10/2046	880,000	966,196
4.13%, 5/11/2035	487,000	540,263
4.38%, 5/11/2045	1,057,000	1,215,212
4.55%, 8/12/2043	428,000	500,379
5.50%, 3/25/2040	309,000	400,248
6.38%, 12/15/2038	998,000	1,407,180
Suncor Energy, Inc.:
4.00%, 11/15/2047	561,000	580,977
5.95%, 12/1/2034	93,000	119,613
6.50%, 6/15/2038	378,000	505,159
6.85%, 6/1/2039	216,000	299,795
7.15%, 2/1/2032	130,000	174,702
Valero Energy Corp.:
4.90%, 3/15/2045	235,000	258,639
6.63%, 6/15/2037	456,000	576,293
7.50%, 4/15/2032	183,000	248,748
10.50%, 3/15/2039	51,000	86,112
		32,045,678
OIL & GAS SERVICES — 0.6%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	508,000	558,739
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	241,000	232,712
Halliburton Co.:
4.50%, 11/15/2041	65,000	65,484
4.75%, 8/1/2043	530,000	557,746
5.00%, 11/15/2045	968,000	1,054,733
6.70%, 9/15/2038	362,000	464,699
7.45%, 9/15/2039	228,000	314,740
National Oilwell Varco, Inc. 3.95%, 12/1/2042	632,000	547,856
		3,796,709
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	89,000	102,582
WestRock MWV LLC 7.95%, 2/15/2031	172,000	231,371
WRKCo, Inc. 4.20%, 6/1/2032	100,000	103,149
		437,102
PHARMACEUTICALS — 6.4%
AbbVie, Inc.:

292

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.30%, 5/14/2036	$ 322,000	$ 323,127
4.40%, 11/6/2042	121,000	119,212
4.45%, 5/14/2046	411,000	403,175
4.50%, 5/14/2035	681,000	699,162
4.70%, 5/14/2045	1,336,000	1,361,611
4.88%, 11/14/2048	969,000	1,018,458
Allergan Finance LLC 4.63%, 10/1/2042	637,000	632,598
Allergan Funding SCS:
4.55%, 3/15/2035	493,000	504,300
4.75%, 3/15/2045 (c)	320,000	329,286
4.85%, 6/15/2044	225,000	233,323
AmerisourceBergen Corp.:
4.25%, 3/1/2045	100,000	96,249
4.30%, 12/15/2047	172,000	166,823
AstraZeneca PLC:
4.00%, 9/18/2042	159,000	166,616
4.38%, 11/16/2045	57,000	63,446
4.38%, 8/17/2048	675,000	756,452
6.45%, 9/15/2037	891,000	1,205,069
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	125,000	116,727
3.40%, 7/26/2029 (e)	1,754,000	1,837,438
4.13%, 6/15/2039 (e)	280,000	301,781
4.25%, 10/26/2049 (e)	1,520,000	1,679,661
4.50%, 3/1/2044	95,000	108,255
Cardinal Health, Inc. 4.90%, 9/15/2045	533,000	520,069
CVS Health Corp.:
4.78%, 3/25/2038	1,329,000	1,385,988
4.88%, 7/20/2035	166,000	176,611
5.05%, 3/25/2048	2,895,000	3,087,141
5.13%, 7/20/2045	1,179,000	1,257,191
5.30%, 12/5/2043	151,000	165,064
6.13%, 9/15/2039	516,000	605,815
Eli Lilly & Co.:
3.70%, 3/1/2045	140,000	145,484
3.88%, 3/15/2039	150,000	162,807
3.95%, 5/15/2047	293,000	316,381
3.95%, 3/15/2049	570,000	616,962
4.15%, 3/15/2059	400,000	438,544
5.55%, 3/15/2037	303,000	382,656
Express Scripts Holding Co.:
4.80%, 7/15/2046	647,000	684,707
6.13%, 11/15/2041	136,000	167,147
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	575,000	607,827
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	337,000	376,864
5.38%, 4/15/2034	51,000	64,763
6.38%, 5/15/2038	733,000	1,023,077
Johnson & Johnson:
3.40%, 1/15/2038	460,000	477,954
3.50%, 1/15/2048	107,000	112,193
3.55%, 3/1/2036	487,000	514,189
Security Description	Principal Amount	Value
3.63%, 3/3/2037	$ 522,000	$ 558,639
3.70%, 3/1/2046	157,000	169,984
3.75%, 3/3/2047	513,000	558,144
4.38%, 12/5/2033	65,000	76,225
4.50%, 9/1/2040	567,000	672,825
4.50%, 12/5/2043	319,000	382,701
4.85%, 5/15/2041	298,000	362,761
4.95%, 5/15/2033	186,000	231,293
5.85%, 7/15/2038	224,000	303,751
5.95%, 8/15/2037	25,000	34,651
6.95%, 9/1/2029	73,000	100,832
McKesson Corp. 4.88%, 3/15/2044	150,000	159,853
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	141,000	162,532
5.90%, 11/1/2039	181,000	237,054
Merck & Co., Inc.:
3.60%, 9/15/2042	793,000	819,891
3.70%, 2/10/2045	304,000	320,519
3.90%, 3/7/2039	330,000	360,241
4.00%, 3/7/2049	180,000	199,946
4.15%, 5/18/2043	518,000	583,268
6.55%, 9/15/2037	15,000	21,180
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	177,000	229,831
Mylan NV 5.25%, 6/15/2046	374,000	349,720
Mylan, Inc. 5.40%, 11/29/2043	410,000	383,186
Novartis Capital Corp.:
3.70%, 9/21/2042	369,000	388,472
4.00%, 11/20/2045	456,000	504,208
4.40%, 5/6/2044	448,000	523,519
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	152,000	135,038
Pfizer, Inc.:
3.90%, 3/15/2039	320,000	344,560
4.00%, 12/15/2036	235,000	255,875
4.00%, 3/15/2049	286,000	311,188
4.10%, 9/15/2038	169,000	186,265
4.13%, 12/15/2046	357,000	394,253
4.20%, 9/15/2048	872,000	977,739
4.30%, 6/15/2043	81,000	91,066
4.40%, 5/15/2044	269,000	307,303
5.60%, 9/15/2040	390,000	507,503
7.20%, 3/15/2039	700,000	1,064,441
Wyeth LLC:
5.95%, 4/1/2037	606,000	803,629
6.00%, 2/15/2036	96,000	125,810
6.50%, 2/1/2034	227,000	317,371
Zoetis, Inc.:
3.95%, 9/12/2047	71,000	72,660
4.70%, 2/1/2043	748,000	842,816
		40,844,946

293

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
PIPELINES — 4.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.20%, 12/1/2047	$ 121,000	$ 129,390
Buckeye Partners L.P. 5.85%, 11/15/2043	100,000	83,750
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045 (c)	125,000	146,793
Enable Midstream Partners L.P. 5.00%, 5/15/2044	113,000	105,073
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	420,000	489,947
7.38%, 10/15/2045	111,000	162,192
Series B, 7.50%, 4/15/2038	159,000	221,260
Enbridge, Inc.:
4.50%, 6/10/2044	376,000	398,729
5.50%, 12/1/2046	131,000	163,874
Energy Transfer Operating L.P.:
5.15%, 3/15/2045	244,000	248,848
5.30%, 4/15/2047	665,000	694,599
5.95%, 10/1/2043	123,000	136,636
6.05%, 6/1/2041	195,000	218,182
6.25%, 4/15/2049	383,000	453,426
6.50%, 2/1/2042	300,000	353,184
6.63%, 10/15/2036	209,000	245,638
7.50%, 7/1/2038	59,000	75,361
Series 30Y, 6.00%, 6/15/2048	515,000	588,501
Energy Transfer Partners L.P. Series 20Y, 5.80%, 6/15/2038	150,000	167,489
Enterprise Products Operating LLC:
4.20%, 1/31/2050 (f)	235,000	242,454
4.25%, 2/15/2048	265,000	273,785
4.45%, 2/15/2043	718,000	753,239
4.80%, 2/1/2049	278,000	309,814
4.85%, 8/15/2042	448,000	494,189
4.85%, 3/15/2044	238,000	264,318
4.95%, 10/15/2054	490,000	544,645
5.10%, 2/15/2045	607,000	693,400
5.70%, 2/15/2042	216,000	261,444
5.95%, 2/1/2041	97,000	120,167
6.13%, 10/15/2039	284,000	354,994
6.45%, 9/1/2040	205,000	265,717
Series D, 6.88%, 3/1/2033	32,000	42,659
Series H, 6.65%, 10/15/2034	211,000	278,938
EQM Midstream Partners L.P. Series 30Y, 6.50%, 7/15/2048	90,000	94,801
Kinder Morgan Energy Partners L.P.:
5.00%, 3/1/2043	250,000	264,080
5.40%, 9/1/2044	154,000	171,986
5.50%, 3/1/2044	93,000	104,819
5.63%, 9/1/2041	376,000	423,023
5.80%, 3/15/2035	357,000	410,736
6.38%, 3/1/2041	401,000	487,359
6.55%, 9/15/2040	34,000	41,750
7.30%, 8/15/2033	80,000	105,325
7.40%, 3/15/2031	159,000	203,234
Security Description	Principal Amount	Value
7.50%, 11/15/2040	$ 372,000	$ 499,083
Series MTN, 6.95%, 1/15/2038	255,000	326,517
Kinder Morgan, Inc.:
5.05%, 2/15/2046	263,000	286,470
5.20%, 3/1/2048	100,000	112,777
5.30%, 12/1/2034	410,000	463,628
5.55%, 6/1/2045	748,000	864,860
Series GMTN, 7.75%, 1/15/2032	200,000	274,468
Series GMTN, 7.80%, 8/1/2031	160,000	213,819
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	51,000	49,844
4.20%, 10/3/2047	182,000	184,206
4.25%, 9/15/2046	52,000	52,368
4.85%, 2/1/2049	150,000	170,317
5.15%, 10/15/2043	370,000	419,717
MPLX L.P.:
4.50%, 4/15/2038	168,000	169,688
4.70%, 4/15/2048	429,000	436,649
4.90%, 4/15/2058	210,000	212,390
5.20%, 3/1/2047	437,000	469,146
5.50%, 2/15/2049	900,000	1,019,277
ONEOK Partners L.P.:
6.13%, 2/1/2041	219,000	256,079
6.20%, 9/15/2043	123,000	146,040
6.65%, 10/1/2036	73,000	89,072
6.85%, 10/15/2037	176,000	218,006
ONEOK, Inc.:
4.95%, 7/13/2047	373,000	394,589
5.20%, 7/15/2048	403,000	443,852
6.00%, 6/15/2035	191,000	216,730
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	236,000	243,205
4.90%, 10/1/2046	47,000	50,094
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	250,000	226,160
4.70%, 6/15/2044	423,000	407,099
4.90%, 2/15/2045	151,000	151,414
5.15%, 6/1/2042	213,000	212,810
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	219,000	231,724
5.95%, 9/25/2043	71,000	88,279
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	137,000	141,399
5.35%, 5/15/2045	470,000	490,821
5.40%, 10/1/2047	828,000	879,667
6.10%, 2/15/2042	483,000	535,038
6.85%, 2/15/2040	81,000	96,321
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	237,000	310,188
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	151,000	197,150
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	353,000	390,559

294

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.88%, 5/15/2048	$ 370,000	$ 414,751
5.00%, 10/16/2043	608,000	676,880
5.10%, 3/15/2049	207,000	239,499
5.60%, 3/31/2034	134,000	159,859
5.85%, 3/15/2036	32,000	38,417
6.10%, 6/1/2040	104,000	129,790
6.20%, 10/15/2037	1,026,000	1,280,592
7.25%, 8/15/2038	122,000	169,036
7.63%, 1/15/2039	273,000	390,917
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	74,000	76,281
4.60%, 3/15/2048	146,000	154,458
5.40%, 8/15/2041	379,000	435,350
Western Gas Partners L.P. 5.45%, 4/1/2044	217,000	204,138
Western Midstream Operating L.P.:
5.30%, 3/1/2048	155,000	143,846
5.50%, 8/15/2048	160,000	151,712
Williams Cos., Inc.:
4.85%, 3/1/2048	97,000	103,789
4.90%, 1/15/2045	319,000	334,408
5.10%, 9/15/2045	253,000	274,275
5.40%, 3/4/2044	290,000	322,117
5.75%, 6/24/2044	386,000	450,238
6.30%, 4/15/2040	447,000	541,076
Series A, 7.50%, 1/15/2031	19,000	24,546
		31,647,243
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	50,000	55,159
4.85%, 4/15/2049	260,000	293,517
American Tower Corp. 3.80%, 8/15/2029	250,000	258,977
AvalonBay Communities, Inc.:
3.30%, 6/1/2029	6,000	6,240
Series MTN, 4.15%, 7/1/2047	183,000	200,186
Series MTN, 4.35%, 4/15/2048	200,000	224,536
Camden Property Trust 3.15%, 7/1/2029	225,000	229,165
Crown Castle International Corp.:
4.75%, 5/15/2047	90,000	96,689
5.20%, 2/15/2049	100,000	114,727
Digital Realty Trust L.P. 3.60%, 7/1/2029	155,000	157,348
ERP Operating L.P.:
3.00%, 7/1/2029	250,000	253,765
4.00%, 8/1/2047	37,000	39,909
4.50%, 7/1/2044	165,000	186,961
4.50%, 6/1/2045	142,000	161,569
Essex Portfolio L.P. 4.50%, 3/15/2048	100,000	107,433
Security Description	Principal Amount	Value
Federal Realty Investment Trust 4.50%, 12/1/2044	$ 179,000	$ 198,379
HCP, Inc. 6.75%, 2/1/2041	90,000	120,261
Kilroy Realty L.P. 4.25%, 8/15/2029	309,000	328,662
Kimco Realty Corp.:
4.13%, 12/1/2046	337,000	332,939
4.25%, 4/1/2045	25,000	25,181
4.45%, 9/1/2047	187,000	195,508
Life Storage L.P. 4.00%, 6/15/2029	9,000	9,231
National Retail Properties, Inc. 4.80%, 10/15/2048	60,000	67,706
Prologis L.P. 4.38%, 9/15/2048	50,000	57,343
Realty Income Corp. 4.65%, 3/15/2047	127,000	147,519
Regency Centers L.P.:
4.40%, 2/1/2047	52,000	55,794
4.65%, 3/15/2049	175,000	194,806
Simon Property Group L.P.:
4.25%, 10/1/2044	48,000	52,803
4.25%, 11/30/2046	174,000	191,271
4.75%, 3/15/2042	165,000	190,953
6.75%, 2/1/2040	215,000	304,659
UDR, Inc. Series MTN, 3.20%, 1/15/2030 (f)	100,000	99,797
Ventas Realty L.P.:
4.38%, 2/1/2045	61,000	61,946
4.88%, 4/15/2049	123,000	135,321
5.70%, 9/30/2043	51,000	61,243
Welltower, Inc.:
4.95%, 9/1/2048	120,000	133,781
6.50%, 3/15/2041	156,000	198,969
Weyerhaeuser Co.:
4.00%, 11/15/2029	400,000	425,260
7.38%, 3/15/2032	185,000	258,537
		6,234,050
RETAIL — 3.6%
Darden Restaurants, Inc. 4.55%, 2/15/2048	259,000	259,715
Home Depot, Inc.:
3.50%, 9/15/2056	407,000	401,693
3.90%, 6/15/2047	384,000	415,265
4.20%, 4/1/2043	244,000	271,357
4.25%, 4/1/2046	60,000	67,537
4.40%, 3/15/2045	424,000	486,760
4.50%, 12/6/2048	805,000	949,481
4.88%, 2/15/2044	239,000	290,461
5.40%, 9/15/2040	154,000	196,332
5.88%, 12/16/2036	1,462,000	1,943,217
5.95%, 4/1/2041	638,000	864,433

295

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
Kohl's Corp. 5.55%, 7/17/2045	$ 140,000	$ 140,456
Lowe's Cos., Inc.:
3.70%, 4/15/2046	339,000	319,389
4.05%, 5/3/2047	464,000	461,875
4.25%, 9/15/2044	245,000	248,927
4.38%, 9/15/2045	485,000	504,473
4.55%, 4/5/2049	326,000	351,467
4.65%, 4/15/2042	122,000	130,878
5.50%, 10/15/2035	224,000	258,427
Macy's Retail Holdings, Inc. 4.50%, 12/15/2034	150,000	138,089
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	518,000	501,424
Series MTN, 3.70%, 2/15/2042	458,000	447,773
Series MTN, 4.45%, 3/1/2047	140,000	152,750
Series MTN, 4.45%, 9/1/2048	110,000	120,937
Series MTN, 4.60%, 5/26/2045	253,000	279,661
Series MTN, 4.70%, 12/9/2035	194,000	220,502
Series MTN, 4.88%, 12/9/2045	542,000	625,278
Series MTN, 5.70%, 2/1/2039	250,000	309,395
Series MTN, 6.30%, 10/15/2037	83,000	108,610
Series MTN, 6.30%, 3/1/2038	197,000	259,453
Nordstrom, Inc. 5.00%, 1/15/2044	101,000	94,153
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	206,000	216,047
QVC, Inc. 5.45%, 8/15/2034	124,000	121,830
Starbucks Corp.:
3.55%, 8/15/2029	1,101,000	1,152,307
3.75%, 12/1/2047	265,000	260,241
4.30%, 6/15/2045	142,000	149,438
4.45%, 8/15/2049	500,000	547,550
4.50%, 11/15/2048	45,000	49,375
Target Corp.:
3.63%, 4/15/2046	448,000	459,549
3.90%, 11/15/2047	398,000	428,272
4.00%, 7/1/2042	768,000	834,417
6.50%, 10/15/2037	135,000	192,376
Walgreen Co. 4.40%, 9/15/2042	90,000	85,635
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	165,000	169,511
4.65%, 6/1/2046	164,000	162,199
4.80%, 11/18/2044	518,000	520,103
Walmart, Inc.:
3.25%, 7/8/2029	300,000	316,587
3.63%, 12/15/2047	533,000	569,548
3.95%, 6/28/2038	509,000	567,367
4.00%, 4/11/2043	1,004,000	1,111,137
4.05%, 6/29/2048	210,000	240,429
4.30%, 4/22/2044	418,000	483,705
4.88%, 7/8/2040	300,000	371,013
5.00%, 10/25/2040	650,000	815,704
5.25%, 9/1/2035	60,000	76,249
Security Description	Principal Amount	Value
5.63%, 4/1/2040	$ 172,000	$ 230,508
5.63%, 4/15/2041	87,000	117,522
6.20%, 4/15/2038	366,000	516,353
6.50%, 8/15/2037	337,000	487,595
7.55%, 2/15/2030	15,000	21,542
		23,094,277
SEMICONDUCTORS — 1.0%
Analog Devices, Inc. 5.30%, 12/15/2045	203,000	234,394
Applied Materials, Inc.:
4.35%, 4/1/2047 (c)	419,000	467,470
5.10%, 10/1/2035	51,000	61,593
5.85%, 6/15/2041	224,000	288,978
Intel Corp.:
3.73%, 12/8/2047	360,000	373,831
4.00%, 12/15/2032	274,000	308,757
4.10%, 5/19/2046	375,000	409,751
4.10%, 5/11/2047	668,000	730,712
4.80%, 10/1/2041	600,000	708,438
4.90%, 7/29/2045	96,000	116,426
KLA-Tencor Corp. 5.00%, 3/15/2049	110,000	122,917
Lam Research Corp. 4.88%, 3/15/2049	355,000	391,441
QUALCOMM, Inc.:
4.30%, 5/20/2047	363,000	381,585
4.65%, 5/20/2035	288,000	320,256
4.80%, 5/20/2045	518,000	580,989
Texas Instruments, Inc.:
3.88%, 3/15/2039	245,000	266,562
4.15%, 5/15/2048	601,000	681,997
		6,446,097
SOFTWARE — 3.3%
Activision Blizzard, Inc. 4.50%, 6/15/2047	97,000	101,044
Fidelity National Information Services, Inc.:
4.50%, 8/15/2046	225,000	239,465
Series 30Y, 4.75%, 5/15/2048	100,000	111,647
Fiserv, Inc. 4.40%, 7/1/2049	200,000	210,844
Microsoft Corp.:
3.45%, 8/8/2036	412,000	435,406
3.50%, 2/12/2035	398,000	424,228
3.50%, 11/15/2042	104,000	108,300
3.70%, 8/8/2046	1,474,000	1,594,087
3.75%, 5/1/2043	140,000	152,197
3.75%, 2/12/2045	555,000	603,451
3.95%, 8/8/2056	627,000	697,920
4.00%, 2/12/2055	515,000	577,851
4.10%, 2/6/2037	844,000	963,316
4.20%, 11/3/2035	446,000	512,690
4.45%, 11/3/2045	1,720,000	2,069,745
4.50%, 10/1/2040	492,000	588,880

296

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.50%, 2/6/2057	$ 751,000	$ 917,016
4.75%, 11/3/2055	424,000	540,286
4.88%, 12/15/2043	98,000	122,990
5.20%, 6/1/2039	299,000	387,588
5.30%, 2/8/2041	595,000	777,433
Series 30Y, 4.25%, 2/6/2047	803,000	946,817
Oracle Corp.:
3.25%, 5/15/2030	705,000	739,996
3.80%, 11/15/2037	386,000	407,828
3.85%, 7/15/2036	576,000	612,996
3.90%, 5/15/2035	81,000	87,719
4.00%, 7/15/2046	1,118,000	1,199,290
4.00%, 11/15/2047	216,000	232,211
4.13%, 5/15/2045	859,000	930,993
4.30%, 7/8/2034	735,000	835,864
4.38%, 5/15/2055	738,000	826,981
4.50%, 7/8/2044	189,000	214,621
5.38%, 7/15/2040	870,000	1,103,003
6.13%, 7/8/2039	275,000	376,123
6.50%, 4/15/2038	228,000	318,961
		20,969,787
TELECOMMUNICATIONS — 8.7%
America Movil SAB de CV:
4.38%, 7/16/2042 (c)	853,000	914,416
4.38%, 4/22/2049	330,000	355,905
6.13%, 11/15/2037	145,000	186,379
6.13%, 3/30/2040	576,000	751,513
6.38%, 3/1/2035	202,000	263,828
AT&T, Inc.:
4.30%, 2/15/2030	614,000	656,077
4.30%, 12/15/2042	951,000	939,921
4.35%, 3/1/2029	15,000	16,143
4.35%, 6/15/2045	596,000	595,577
4.50%, 5/15/2035	907,000	950,645
4.50%, 3/9/2048	1,332,000	1,359,639
4.55%, 3/9/2049	620,000	633,541
4.65%, 6/1/2044	382,000	394,232
4.75%, 5/15/2046	1,279,000	1,345,764
4.80%, 6/15/2044	1,042,000	1,098,070
4.85%, 3/1/2039	491,000	528,159
4.90%, 8/15/2037	536,000	578,859
4.90%, 6/15/2042	273,000	289,598
5.15%, 3/15/2042	436,000	479,282
5.15%, 11/15/2046	338,000	373,601
5.15%, 2/15/2050	755,000	834,630
5.25%, 3/1/2037	950,000	1,065,900
5.35%, 9/1/2040	543,000	612,819
5.38%, 10/15/2041	101,000	112,073
5.45%, 3/1/2047	807,000	927,638
5.55%, 8/15/2041	236,000	273,040
5.65%, 2/15/2047	550,000	646,206
5.70%, 3/1/2057	997,000	1,176,749
6.00%, 8/15/2040	253,000	300,830
6.10%, 7/15/2040	173,000	207,071
Security Description	Principal Amount	Value
6.15%, 9/15/2034	$ 499,000	$ 602,657
6.20%, 3/15/2040	100,000	120,751
6.25%, 3/29/2041	120,000	146,923
6.30%, 1/15/2038	187,000	231,093
6.35%, 3/15/2040	317,000	390,465
6.38%, 3/1/2041	260,000	324,100
6.50%, 9/1/2037	485,000	605,115
Bell Canada, Inc.:
4.30%, 7/29/2049	110,000	118,684
4.46%, 4/1/2048	322,000	353,656
British Telecommunications PLC 9.63%, 12/15/2030	773,000	1,165,259
Cisco Systems, Inc.:
5.50%, 1/15/2040	796,000	1,048,260
5.90%, 2/15/2039	883,000	1,204,491
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	1,089,000	1,563,684
9.25%, 6/1/2032	86,000	132,177
Juniper Networks, Inc. 5.95%, 3/15/2041	266,000	289,344
Koninklijke KPN NV 8.38%, 10/1/2030	331,000	435,093
Motorola Solutions, Inc. 5.50%, 9/1/2044	133,000	134,744
Orange SA:
5.38%, 1/13/2042	183,000	221,820
5.50%, 2/6/2044	140,000	173,575
9.00%, 3/1/2031	753,000	1,145,652
Rogers Communications, Inc.:
4.30%, 2/15/2048	122,000	130,322
4.35%, 5/1/2049	385,000	415,812
4.50%, 3/15/2043	375,000	405,450
5.00%, 3/15/2044	352,000	408,204
5.45%, 10/1/2043	75,000	91,087
7.50%, 8/15/2038	225,000	324,067
Telefonica Emisiones SA:
4.67%, 3/6/2038	605,000	629,696
4.90%, 3/6/2048	558,000	589,694
5.21%, 3/8/2047	665,000	731,167
5.52%, 3/1/2049	365,000	421,013
7.05%, 6/20/2036	622,000	814,428
Telefonica Europe B.V. 8.25%, 9/15/2030	366,000	512,923
TELUS Corp.:
4.30%, 6/15/2049	200,000	212,410
4.60%, 11/16/2048	200,000	221,904
Verizon Communications, Inc.:
3.85%, 11/1/2042	619,000	630,383
4.02%, 12/3/2029 (e)	1,532,000	1,661,209
4.13%, 8/15/2046	993,000	1,042,878
4.27%, 1/15/2036	472,000	511,308
4.40%, 11/1/2034	379,000	420,671
4.50%, 8/10/2033	1,359,000	1,531,226
4.52%, 9/15/2048	1,152,000	1,289,906
4.67%, 3/15/2055	1,199,000	1,358,839

297

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.75%, 11/1/2041	$ 512,000	$ 582,769
4.81%, 3/15/2039	627,000	720,354
4.86%, 8/21/2046	1,790,000	2,083,667
5.01%, 4/15/2049	950,000	1,130,215
5.01%, 8/21/2054	42,000	49,999
5.25%, 3/16/2037	1,100,000	1,318,790
5.50%, 3/16/2047	658,000	831,857
5.85%, 9/15/2035	700,000	879,431
6.40%, 9/15/2033	4,000	5,232
6.40%, 2/15/2038	200,000	262,654
6.55%, 9/15/2043	388,000	539,584
Vodafone Group PLC:
4.38%, 2/19/2043	464,000	460,868
4.88%, 6/19/2049	350,000	369,593
5.00%, 5/30/2038	300,000	325,467
5.13%, 6/19/2059	350,000	378,259
5.25%, 5/30/2048	855,000	941,885
6.15%, 2/27/2037	545,000	658,420
6.25%, 11/30/2032	221,000	273,092
7.88%, 2/15/2030	164,000	221,815
		55,664,196
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
5.10%, 5/15/2044	51,000	52,655
6.35%, 3/15/2040	127,000	150,825
		203,480
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
3.90%, 8/1/2046	657,000	703,870
4.05%, 6/15/2048	373,000	411,855
4.13%, 6/15/2047	1,000	1,111
4.15%, 4/1/2045	83,000	92,196
4.15%, 12/15/2048 (c)	80,000	89,858
4.40%, 3/15/2042	384,000	433,805
4.45%, 3/15/2043	743,000	848,536
4.55%, 9/1/2044	261,000	302,418
4.70%, 9/1/2045	90,000	106,689
4.90%, 4/1/2044	399,000	483,608
4.95%, 9/15/2041	150,000	180,961
5.05%, 3/1/2041	450,000	543,739
5.15%, 9/1/2043	206,000	255,461
5.40%, 6/1/2041	411,000	517,248
5.75%, 5/1/2040	160,000	209,477
6.15%, 5/1/2037	89,000	119,143
6.20%, 8/15/2036	132,000	176,768
Canadian National Railway Co.:
3.20%, 8/2/2046	225,000	220,142
3.65%, 2/3/2048	265,000	279,591
4.45%, 1/20/2049	200,000	239,426
6.20%, 6/1/2036	235,000	319,114
6.25%, 8/1/2034	111,000	153,667
6.38%, 11/15/2037	10,000	14,009
Canadian Pacific Railway Co.:
Security Description	Principal Amount	Value
4.80%, 9/15/2035	$ 89,000	$ 101,776
5.75%, 3/15/2033	30,000	37,209
5.75%, 1/15/2042	61,000	76,997
5.95%, 5/15/2037	9,000	11,505
6.13%, 9/15/2115	645,000	879,167
7.13%, 10/15/2031	156,000	215,793
CSX Corp.:
4.10%, 3/15/2044	175,000	183,633
4.25%, 11/1/2066	138,000	139,453
4.30%, 3/1/2048	289,000	313,158
4.40%, 3/1/2043	149,000	161,649
4.50%, 3/15/2049	105,000	117,786
4.50%, 8/1/2054	112,000	123,120
4.65%, 3/1/2068	100,000	107,167
4.75%, 5/30/2042	227,000	257,595
4.75%, 11/15/2048	180,000	209,191
5.50%, 4/15/2041	163,000	197,885
6.00%, 10/1/2036	164,000	205,417
6.15%, 5/1/2037	167,000	213,808
6.22%, 4/30/2040	815,000	1,063,942
FedEx Corp.:
3.88%, 8/1/2042	284,000	268,732
3.90%, 2/1/2035	127,000	127,652
4.05%, 2/15/2048	295,000	284,690
4.10%, 2/1/2045	147,000	141,464
4.40%, 1/15/2047	423,000	423,715
4.55%, 4/1/2046	437,000	447,794
4.75%, 11/15/2045	830,000	873,841
4.90%, 1/15/2034	122,000	142,176
5.10%, 1/15/2044	169,000	186,282
Kansas City Southern:
4.70%, 5/1/2048	150,000	167,852
4.95%, 8/15/2045	310,000	351,751
Norfolk Southern Corp.:
3.94%, 11/1/2047	68,000	70,694
3.95%, 10/1/2042	137,000	140,788
4.05%, 8/15/2052	177,000	185,135
4.10%, 5/15/2049	325,000	346,307
4.15%, 2/28/2048 (c)	50,000	53,691
4.45%, 6/15/2045	185,000	205,552
4.65%, 1/15/2046	455,000	519,646
4.84%, 10/1/2041	190,000	220,231
5.10%, 8/1/2118	330,000	374,147
Union Pacific Corp.:
3.35%, 8/15/2046	300,000	282,288
3.38%, 2/1/2035	46,000	45,403
3.60%, 9/15/2037	78,000	78,882
3.80%, 10/1/2051	397,000	399,108
4.00%, 4/15/2047	99,000	103,715
4.05%, 11/15/2045	279,000	291,647
4.05%, 3/1/2046	243,000	253,906
4.10%, 9/15/2067	52,000	51,974
4.15%, 1/15/2045	505,000	532,740
4.25%, 4/15/2043	165,000	175,218
4.30%, 6/15/2042	34,000	36,475

298

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
4.30%, 3/1/2049	$ 97,000	$ 107,279
4.38%, 9/10/2038	115,000	126,472
4.38%, 11/15/2065	479,000	503,051
4.50%, 9/10/2048	320,000	363,203
4.75%, 9/15/2041 (c)	200,000	225,466
4.80%, 9/10/2058	300,000	348,573
4.82%, 2/1/2044	37,000	42,694
6.63%, 2/1/2029	25,000	32,001
United Parcel Service, Inc.:
3.40%, 11/15/2046	420,000	399,701
3.63%, 10/1/2042	100,000	99,591
4.25%, 3/15/2049	150,000	164,532
4.88%, 11/15/2040	506,000	593,143
6.20%, 1/15/2038	375,000	511,031
		22,619,176
TRUCKING & LEASING — 0.0% (a)
GATX Corp. 5.20%, 3/15/2044	116,000	130,573
WATER — 0.4%
American Water Capital Corp.:
3.45%, 6/1/2029	6,000	6,241
3.75%, 9/1/2047	68,000	68,813
4.00%, 12/1/2046	312,000	321,454
4.15%, 6/1/2049	600,000	648,186
4.20%, 9/1/2048	210,000	226,962
4.30%, 12/1/2042	228,000	246,970
4.30%, 9/1/2045	400,000	434,096
6.59%, 10/15/2037	10,000	13,643
Aqua America, Inc. 4.28%, 5/1/2049	200,000	215,430
Veolia Environnement SA 6.75%, 6/1/2038	191,000	249,404
		2,431,199
TOTAL CORPORATE BONDS & NOTES (Cost $600,741,657)		632,635,618
Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	1,399,343	1,399,343
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (i) (j)	1,304,620	$ 1,304,620
TOTAL SHORT-TERM INVESTMENTS (Cost $2,703,963)		2,703,963
TOTAL INVESTMENTS — 99.0% (Cost $603,445,620)		635,339,581
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		6,667,758
NET ASSETS — 100.0%		$ 642,007,339
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

299

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$632,635,618	$—	$632,635,618
Short-Term Investments	2,703,963	—	—	2,703,963
TOTAL INVESTMENTS	$2,703,963	$632,635,618	$—	$635,339,581
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	106,469	$106,469	$47,300,361	$46,007,487	$—	$—	1,399,343	$1,399,343	$21,134
State Street Navigator Securities Lending Government Money Market Portfolio	581,483	581,483	9,021,286	9,602,769	—	—	—	—	4,242
State Street Navigator Securities Lending Portfolio III	—	—	4,335,680	3,031,060	—	—	1,304,620	1,304,620	1,164
Total		$687,952	$60,657,327	$58,641,316	$—	$—		$2,703,963	$26,540
300	ARSPLB

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 4, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 4, 2019